UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

   CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES


              Investment Company Act file number FILE NO. 811-9301

                      TIAA-CREF INSTITUTIONAL MUTUAL FUNDS
              ----------------------------------------------------
               (Exact name of registrant as specified in charter)

                   730 Third Avenue, New York, New York 10017
              ----------------------------------------------------
               (Address of principal executive offices) (Zip code)

                                 Lisa Snow, Esq.
                                  c/o TIAA-CREF
                                730 Third Avenue,
                          New York, New York 10017-3206
              ----------------------------------------------------
                     (Name and address of agent for service)

        Registrant's telephone number, including area code: 212-490-9000

                   Date of fiscal year end: SEPTEMBER 30, 2003

                  Date of reporting period: SEPTEMBER 30, 2003

ITEM 1. REPORTS TO STOCKHOLDERS.

                                                                [TIAA CREF LOGO]

September 30, 2003

Audited financial statements
including statement of investments


TIAA-CREF
Institutional Mutual Funds


Annual Report 2003


INSTITUTIONAL CLASS    GROWTH EQUITY                 MID-CAP VALUE INDEX
   RETIREMENT CLASS
       RETAIL CLASS    GROWTH & INCOME               MID-CAP BLEND INDEX

                       INTERNATIONAL EQUITY          SMALL-CAP GROWTH INDEX

                       LARGE-CAP VALUE               SMALL-CAP VALUE INDEX

                       MID-CAP GROWTH                SMALL-CAP BLEND INDEX

                       MID-CAP VALUE                 INTERNATIONAL EQUITY INDEX

                       SMALL-CAP EQUITY              REAL ESTATE SECURITIES

                       LARGE-CAP GROWTH INDEX        SOCIAL CHOICE EQUITY

                       LARGE-CAP VALUE INDEX         BOND

                       EQUITY INDEX                  INFLATION-LINKED BOND

                       S&P 500 INDEX                 MONEY MARKET

                       MID-CAP GROWTH INDEX


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

Contents
--------------------------------------------------------------------------------

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS

    Growth Equity Fund Performance Report .................................   2
    Growth & Income Fund Performance Report ...............................   3
    International Equity Fund Performance Report ..........................   4
    Large-Cap Value Fund Performance Report ...............................   5
    Mid-Cap Growth Fund Performance Report ................................   6
    Mid-Cap Value Fund Performance Report .................................   7
    Small-Cap Equity Fund Performance Report ..............................   8
    Large-Cap Growth Index Fund Performance Report ........................   9
    Large-Cap Value Index Fund Performance Report .........................  10
    Equity Index Fund Performance Report ..................................  11
    S&P 500 Index Fund Performance Report .................................  12
    Mid-Cap Growth Index Fund Performance Report ..........................  13
    Mid-Cap Value Index Fund Performance Report ...........................  14
    Mid-Cap Blend Index Fund Performance Report ...........................  15
    Small-Cap Growth Index Fund Performance Report ........................  16
    Small-Cap Value Index Fund Performance Report .........................  17
    Small-Cap Blend Index Fund Performance Report .........................  18
    International Equity Index Fund Performance Report ....................  19
    Real Estate Securities Fund Performance Report ........................  20
    Social Choice Equity Fund Performance Report ..........................  21
    Bond Fund Performance Report ..........................................  22
    Inflation-Linked Bond Fund Performance Report .........................  23
    Money Market Fund Performance Report ..................................  24

STATEMENT OF INVESTMENTS
    Growth Equity Fund ....................................................   25
    Growth & Income Fund ..................................................   30
    International Equity Fund .............................................   34
    Large-Cap Value Fund ..................................................   38
    Mid-Cap Growth Fund ...................................................   42
    Mid-Cap Value Fund ....................................................   46
    Small-Cap Equity Fund .................................................   49
    Large-Cap Growth Index Fund ...........................................   66
    Large-Cap Value Index Fund ............................................   72
    Equity Index Fund .....................................................   80
    S&P 500 Index Fund ....................................................  105
    Mid-Cap Growth Index Fund .............................................  111
    Mid-Cap Value Index Fund ..............................................  117
    Mid-Cap Blend Index Fund ..............................................  124
    Small-Cap Growth Index Fund ...........................................  132
    Small-Cap Value Index Fund ............................................  144
    Small-Cap Blend Index Fund ............................................  156
    International Equity Index Fund .......................................  174
    Real Estate Securities Fund ...........................................  184
    Social Choice Equity Fund .............................................  185
    Bond Fund .............................................................  194
    Inflation-Linked Bond Fund ............................................  202
    Money Market Fund .....................................................  203

FINANCIAL STATEMENTS
    Report of Management Responsibility ..................................   206
    Report of the Audit Committee ........................................   207
    Statements of Assets and Liabilities .................................   208
    Statements of Operations .............................................   212
    Statements of Cash Flows .............................................   216
    Statements of Changes in Net Assets ..................................   220
    Financial Highlights .................................................   228
    Notes to Financial Statements ........................................   247
    Report of Independent Auditors .......................................   263

TRUSTEES AND OFFICERS ....................................................   264
IMPORTANT TAX INFORMATION ................................................   267


PRODUCTS FROM THE
TIAA-CREF GROUP OF COMPANIES ................................  INSIDE BACK COVER
--------------------------------------------------------------------------------



--------------------------------------------------------------------------------
Since October 1, 2002, many of the TIAA-CREF Institutional Mutual Funds have had multiple share classes. Institutional Class shares are available to clients of the TIAA-CREF Trust Company, FSB, and serve as funding vehicles for the college savings programs administered by TIAA-CREF Tuition Financing, Inc. The funds' Retail Class shares are available to any U.S. resident. Retirement Class shares serve as an investment option of TIAA-CREF Investment Solutions(SM), a program available to certain TIAA-CREF pension plan participants. The nine funds with Retirement Class shares can be used with TIAA-CREF IRAs and Keoghs. For information about the availability of these funds, please call 800 842-2888 concerning Retirement Class shares and 800 223-1200 for Retail Class shares. For information about Institutional Class shares, call the TIAA-CREF Trust Company, FSB at 888 842-9001.
--------------------------------------------------------------------------------

The TIAA-CREF Institutional Mutual Funds are not promoted or sponsored by, or affiliated with, the Frank Russell Company. The Russell indexes are not mutual funds, and you cannot invest directly in them.

--------------------------------------------------------------------------------

As with all mutual funds, investments in the TIAA-CREF Institutional Mutual Funds are not deposits of any bank and are neither insured nor guaranteed by the Federal Deposit Insurance Corporation or any other U.S. government agency. Due to market volatility, the current performance of the Institutional Mutual Funds may differ significantly from the funds' performance as reported herein. The annual expense charges shown in this report for the Retirement share class take into account the increase that became effective on May 1, 2003. (C)2003 Teachers Insurance and Annuity Association-College Retirement Equities Fund (TIAA-CREF), New York, NY 10017

--------------------------------------------------------------------------------

From the Vice Chairman

This report contains the performance and financial statements for the TIAA-CREF Institutional Mutual Funds for the 12-month period that ended September 30, 2003.
   In October 2002, TIAA-CREF launched 16 new funds, 15 of which invest in equities. It was an opportune time because the new equity offerings were able to participate in the worldwide rise in stock prices during the last year. Among these new stock portfolios, returns in the Institutional share class ranged from 24.20% for the Large-Cap Value Index Fund to 41.59% for the Small-Cap Growth Index Fund. It is gratifying to see new funds perform so well, but the last year produced very extraordinary results, and the funds are likely to perform differently over time.
   The rising markets reflected perceptions that the economic recovery in the United States was strengthening and would contribute to greater global growth. Stocks were also helped by the fact that their prices had been beaten down during the bear market of the previous three years.
   As the fiscal year began in October 2002, the Russell 3000(R) Index, a broad measure of U.S. stocks, had declined nearly 31% over the previous three years. A stock market rally during the last quarter of 2002 had the Russell 3000 rebounding strongly with an 8.02% return. While part of that was erased by a 3.04% loss during the first quarter of 2003, the next three months produced the strongest quarterly performance by the Russell 3000 since 1998--a jump of 16.24%.
   Investors seemed encouraged by the prospect of a quick end to the conflict in Iraq, by federal tax cuts, and by the Federal Reserve's reduction of short-term interest rates. Momentum slowed in the summer, and a sell-off in September cost the index 1.09% in total return for the year, but the Russell 3000 ended the third quarter with an additional 3.43% gain.
   For the 12 months that ended September 30, 2003, the Russell index rose 25.92%--part of a worldwide advance that saw the Morgan Stanley World Index climb 25.40% for the period. Eleven of the twelve sectors of the Russell 3000 scored double-digit gains for the year; the sole exception being an 8% return in consumer staples. Technology, up 61.5%, led the way; the financial sector, the largest in terms of capitalization, returned 25.7%.
   Growth and value stocks both performed well: the Russell 3000 Growth Index rose 26.94%, while the Russell 3000 Value Index was up 24.89%. Among companies of different cap sizes, however, gains differed significantly: the small caps of the Russell 2000(R) Index climbed 36.50%, while the Russell Midcap(R) Index gained 32.63% and the predominantly large-cap Russell 1000(R) Index returned 25.14%.
   All 18 of our domestic equity funds had substantial gains during the period. Their returns ranged from 21.62% for the Growth & Income Fund to 41.59% for the Small-Cap Growth Index Fund cited previously. Three of the five domestic funds using the Dual Investment Management Strategy(R) surpassed their benchmarks, as did the Small-Cap Equity Fund, which uses quantitative techniques. Ten of these funds are index funds and produced returns comparable to their benchmarks', minus the effects of expenses. Real estate securities advanced in all four quarters of the last year, and the Real Estate Securities Fund outperformed its rising benchmark with a return of 30.94%.
   Among foreign stock markets, which also had struck multi-year lows in October 2002, some of the largest gains were scored in Germany and France, up 38.74% and 31.08%, respectively, as measured by their Morgan Stanley indexes. The United Kingdom, whose stock market's capitalization is second only to that of the United States, rose 21.42%. Japan, which has lagged other markets for some time, saw an 18.27% increase. The International Equity Index Fund closely tracked its benchmark, the Morgan Stanley EAFE(R) Index. The International Equity Fund, which uses the Dual Investment Management Strategy, returned 26.90%, outpacing its benchmark.

--------------------------------------------------------------------------------
[PHOTO MARTIN L. LEIBOWITZ]

MARTIN L. LEIBOWITZ
VICE CHAIRMAN AND
CHIEF INVESTMENT
OFFICER
--------------------------------------------------------------------------------

   Expectations of quickening economic growth--along with the end of a decline in interest rates--took their toll on the bond market. The Lehman Brothers Aggregate Bond Index, which includes corporate, government, and asset-backed issues, returned 5.41% for the year, down sharply from the 8.60% return for the previous 12 months. In a difficult bond market, the Bond Fund achieved additional value beyond the return of its benchmark, posting a 5.84% gain, while the Inflation-Linked Bond Fund lagged its benchmark.
   The very low level of short-term interest rates has reduced money market yields, but the Money Market Fund exceeded its peer group's return.
   Detailed descriptions of the funds' performance appear on the following pages.
   The stock market's recent double-digit returns have had an encouraging effect on investors. Evidence can be seen in the strong in-flows of capital into equity-based funds during the spring and summer. In all periods, however, we continue to believe that judicious diversification remains the best course for the future.


/s/ Martin L. Leibowitz
-----------------------
Martin L. Leibowitz
VICE CHAIRMAN AND
CHIEF INVESTMENT OFFICER

Growth Equity Fund                                     Institutional


PORTFOLIO PROFILE

o Invests at least 80% of the fund's assets in stocks that present the opportunity for growth.

o Generally invests in stocks of large-cap companies in new and emerging areas of the U.S. economy and those with distinctive products or promising markets.

o        Uses  TIAA-CREF's  Dual  Investment   Management   Strategy(R),   which
         integrates two equity management  techniques:

         ACTIVE MANAGERS identify stocks they believe will offer superior returns and those that may detract from performance.

         QUANTITATIVE MANAGERS build a portfolio reflecting the overall risk and investment characteristics of the fund's benchmark index, the Russell 1000(R) Growth Index. They also may try to outperform the fund's benchmark by buying more or less of certain stocks than index weightings based on proprietary scoring models.

o        May invest up to 20% of the fund's portfolio in foreign securities.

PERFORMANCE FOR THE TWELVE MONTHS ENDED SEPTEMBER 30, 2003

The Growth Equity Fund returned 25.10%, compared with 25.92% for its benchmark, the Russell 1000 Growth Index, and the 22.62% average return of similar funds, as measured by the Morningstar Large Growth category.

   During the last 12 months, the large-cap growth stocks that make up most of the Russell 1000 Growth Index outperformed the 24.37% return of the Russell 1000 Value Index. Coincidentally, the Russell 1000 Growth Index matched the 25.92% advance of the broad domestic market, as measured by the Russell 3000(R) Index. However, the fund's benchmark underperformed small-cap and mid-cap growth stocks, as measured by their respective Russell indexes.

   The fund's returns lagged the benchmark's because of stock selections that included overweight holdings in Automated Data Processing and health care company Baxter International, during the fourth quarter of 2002, and an underweight position in Motorola.

   Positive contributions to performance, relative to the benchmark, came from holdings that included health care company Amgen and Lowe's Companies, a home improvement retailer. The fund had larger weightings of these stocks than the benchmark. The fund also benefited from a reduced holding, relative to the benchmark, in Procter & Gamble. These positive performance factors were not enough to enable the fund to outperform the benchmark for the period.

   As of September 30, 2003, the fund had net assets valued at $94.4 million.

INVESTMENT OBJECTIVE

The fund seeks a favorable long-term total return, mainly through capital appreciation, primarily from equity securities.

--------------------------------------------------------------------------------

VALUE OF $10,000 INVESTED AT FUND'S INCEPTION

Institutional Class (inception 7/1/99)

              [DATA BELOW REPRESENTS LINE CHART IN PRINTED PIECE]

                                  Growth         Russell 1000    Morningstar
                                Equity Fund      Growth Index    Large Growth
                                -----------      ------------    -------------
6/30/99                            10000            10000            10000
9/30/99                             9703             9634             9674
12/31/99                           11880            12056            12391
3/31/2000                          13021            12915            13507
6/30/2000                          12733            12566            12810
9/30/2000                          12033            11891            12840
12/31/2000                          9463             9353            10580
3/31/2001                           7334             7398             8360
6/30/2001                           8004             8021             8913
9/30/2001                           6309             6464             7047
12/31/2001                          7298             7442             8095
3/31/2002                           7051             7250             7877
6/30/2002                           5637             5896             6620
9/30/2002                           4767             5009             5595
12/31/2002                          5114             5367             5851
3/31/2003                           5074             5310             5776
6/30/2003                           5769             6070             6594
9/30/2003                           5961             6307             6824

--------------------------------------------------------------------------------

TEN LARGEST HOLDINGS AS OF 9/30/2003

                              SHARES       MARKET VALUE    PERCENT OF
COMPANY                   (IN THOUSANDS)   (IN MILLIONS)   NET ASSETS
---------------------------------------------------------------------
  General Electric Co          193.5           $5.77         6.11
  Pfizer, Inc                  160.0            4.86         5.15
  Microsoft Corp               162.4            4.51         4.78
  Cisco Systems, Inc           159.0            3.11         3.29
  Intel Corp                   109.6            3.02         3.19
  Wal-Mart Stores, Inc          46.8            2.62         2.77
  Johnson & Johnson             52.3            2.59         2.75
  IBM Corp                      26.6            2.35         2.49
  Fannie Mae                    32.8            2.30         2.44
  Amgen, Inc                    35.4            2.29         2.42


--------------------------------------------------------------------------------

PERFORMANCE AT A GLANCE AS OF 9/30/2003

                                        AVERAGE ANNUAL COMPOUND RATES    CUMULATIVE RATES
                                            OF TOTAL RETURN(1)           OF TOTAL RETURN(1)    ANNUAL EXPENSE CHARGE
                                           1 YEAR   SINCE INCEPTION   1 YEAR  SINCE INCEPTION    THROUGH 9/30/03(2)   INCEPTION DATE
------------------------------------------------------------------------------------------------------------------------------------
GROWTH EQUITY FUND(3)
  INSTITUTIONAL CLASS                       25.10%      -11.44%        25.10%      -40.37%           0.14%               7/1/99
------------------------------------------------------------------------------------------------------------------------------------
  Russell 1000 Growth Index(4,5)            25.92       -10.27         25.92       -36.93             --                   --
  Russell 3000 Growth Index(4,5)            26.94       -9.86          26.94       -35.70             --                   --
  Morningstar Large Growth category         22.62       -8.58          22.62       -30.43             --                   --
------------------------------------------------------------------------------------------------------------------------------------

(1) Due to market volatility, recent performance of the fund may differ from the figures shown above. For the most current performance, visit the TIAA-CREF Web Center at www.tiaa-cref.org or call 800 842-2252 (for Institutional shares, 800 478-2966). Returns for the fund reflect past performance. No assurance can be given that the fund will achieve similar performance returns in the future. Future returns will fluctuate, as will the value of investment principal. The shares you own may be worth more or less than their original value upon redemption.

(2) The expense ratio and performance return of the fund reflect a voluntary reimbursement of various other expenses by the fund's advisor.

(3) There are special risks associated with investments in foreign securities, including erratic market conditions, economic and political instability, and fluctuations in currency exchange rates.

(4) Russell 1000 and Russell 3000 are trademarks and service marks of the Frank Russell Company.

(5) Since October 1, 2002, the fund's benchmark has been the Russell 1000 Growth Index. Prior to that date, its benchmark was the Russell 3000 Growth Index.

2    TIAA-CREF Institutional Mutual Funds 2003 ANNUAL REPORT

                                                Institutional
Growth & Income Fund                            Retirement

PORTFOLIO PROFILE

o Invests at least 80% of the fund's assets in income-producing (i.e., dividend-paying) stocks.

o Looks for stocks that are attractively priced and show the potential to increase in value faster than the rest of the market.

o        Uses  TIAA-CREF's  Dual  Investment   Management   Strategy(R),   which
         integrates two equity management techniques:

         ACTIVE MANAGERS identify stocks they believe will offer superior returns and those that may detract from performance.

         QUANTITATIVE MANAGERS build a portfolio reflecting the overall risk and investment characteristics of the fund's benchmark index, the S&P 500(R) Index. They also may try to outperform the fund's benchmark by buying morE or less of certain stocks than index weightings based on proprietary scoring models.

o        May invest up to 20% of the fund's portfolio in foreign securities.

PERFORMANCE FOR THE TWELVE MONTHS ENDED SEPTEMBER 30, 2003

The Growth & Income Fund returned 21.62% for the Institutional Share Class and 21.14% for the Retirement Share Class, compared with 24.40% for the fund's benchmark, the S&P 500 Index. The average return of similar funds was 21.67%, as measured by the Morningstar Large Blend category.

   The large-cap stocks of the S&P 500 Index posted solid gains in three of the four quarters of the 12-month period. The advance began with a broad-based rally during the fourth quarter of 2002, when the index rose 8.44%. While part of the rally was erased by a 3.15% decline during the first quarter of 2003, the next three months saw the index post a very impressive return of 15.39%. The third quarter followed with an additional 2.65% gain.

   The fund's returns lagged the benchmark index because of stock selections that included Pepsi Bottling Group, Verizon Communications, computer network provider Level 3 Communications, and Cardinal Health. The fund held larger amounts of these stocks than their benchmark weightings, but they did not perform as anticipated. These detractors more than offset positive contributions from other overweight holdings such as software company Symantec, HMO Aetna, auto safety company Autoliv, and Cisco Systems.

   As of September 30, 2003, the fund had net assets valued at $513.43 million.

INVESTMENT OBJECTIVE

The fund seeks a favorable long-term total return through both capital appreciation and investment income, primarily from income-producing equity securities.

--------------------------------------------------------------------------------
VALUE OF $10,000 INVESTED AT FUND'S INCEPTION

Institutional Class (inception 7/1/99)

              [DATA BELOW REPRESENTS LINE CHART IN PRINTED PIECE]

                              Growth & Income                     Morningstar
                                Institutional      S&P 500        Large Blend
                                -----------      ------------    -------------
6/30/99                            10000            10000            10000
9/30/99                             9331             9376             9400
12/31/99                           10822            10771            10872
3/31/2000                          11187            11018            11324
6/30/2000                          10894            10725            11012
9/30/2000                          10841            10621            11016
12/31/2000                          9963             9790            10138
3/31/2001                           8712             8629             8861
6/30/2001                           9178             9134             9334
9/30/2001                           7844             7794             7904
12/31/2001                          8690             8626             8767
3/31/2002                           8596             8650             8740
6/30/2002                           7370             7491             7674
9/30/2002                           6157             6197             6453
12/31/2002                          6604             6720             6837
3/31/2003                           6358             6508             6606
6/30/2003                           7270             7510             7580
9/30/2003                           7489             7709             7778


Retirement Class (inception 10/1/02)

              [DATA BELOW REPRESENTS LINE CHART IN PRINTED PIECE]

                              Growth & Income                     Morningstar
                                 Retirement        S&P 500        Large Blend
                                -----------      ------------    -------------
9/30/2002                          10000            10000            10000
10/31/2002                         10814            10880            10714
11/30/2002                         11400            11521            11279
12/31/2002                         10700            10844            10660
1/31/2003                          10455            10560            10390
2/28/2003                          10275            10401            10220
3/31/2003                          10300            10502            10301
4/30/2003                          11166            11367            11075
5/31/2003                          11641            11966            11688
6/30/2003                          11769            12119            11820
7/31/2003                          11965            12333            12030
8/31/2003                          12211            12573            12269
9/30/2003                          12114            12440            12128

--------------------------------------------------------------------------------

TEN LARGEST HOLDINGS AS OF 9/30/2003


                              SHARES       MARKET VALUE    PERCENT OF
COMPANY                   (IN THOUSANDS)   (IN MILLIONS)   NET ASSETS
---------------------------------------------------------------------
  General Electric Co          606.0          $18.07         3.52
  Citigroup, Inc               362.2           16.48         3.21
  ExxonMobil Corp              437.9           16.03         3.12
  Microsoft Corp               547.9           15.23         2.97
  Wal-Mart Stores, Inc         247.5           13.82         2.69
  IBM Corp                     151.6           13.39         2.61
  Pfizer, Inc                  439.0           13.34         2.60
  Fannie Mae                   186.5           13.10         2.55
  Procter & Gamble Co          126.7           11.76         2.29
  Cisco Systems, Inc           512.0           10.01         1.95
--------------------------------------------------------------------------------

PERFORMANCE AT A GLANCE AS OF 9/30/2003

                                        AVERAGE ANNUAL COMPOUND RATES    CUMULATIVE RATES
                                            OF TOTAL RETURN(1)           OF TOTAL RETURN(1)    ANNUAL EXPENSE CHARGE
                                           1 YEAR   SINCE INCEPTION   1 YEAR  SINCE INCEPTION    THROUGH 9/30/03(2)   INCEPTION DATE
------------------------------------------------------------------------------------------------------------------------------------

  GROWTH & INCOME FUND(3)
    INSTITUTIONAL CLASS                     21.62%       -6.58%        21.62%       -25.14%          0.14%                7/1/99

  S&P 500 Index(4)                          24.40        -5.93         24.40        -22.91             --                     --
  Morningstar Large Blend category          21.67        -5.44         21.67        -20.49             --                     --
------------------------------------------------------------------------------------------------------------------------------------
    RETIREMENT CLASS                        21.14        21.14         21.14         21.14           0.47                10/1/02
  S&P 500 Index(4)                          24.40        24.40         24.40         24.40             --                     --
  Morningstar Large Blend category          21.67        21.67         21.67         21.67             --                     --
------------------------------------------------------------------------------------------------------------------------------------

(1) Due to market volatility, recent performance of the fund may differ from the figures shown above. For the most current performance, visit the TIAA-CREF Web Center at www.tiaa-cref.org or call 800 842-2252 (for Institutional shares, 800 478-2966). Returns for the fund reflect past performance. No assurance can be given that the fund will achieve sim-ilar performance returns in the future. Future returns will fluctuate, as will the value of investment principal. The shares you own may be worth more or less than their original value upon redemption.

(2) The expense ratio and performance return of the fund reflect a voluntary reimbursement of various other expenses by the fund's advisor.

(3)      There  are  special  risks   associated  with  investments  in  foreign
         securities, including erratic market conditions, economic and political instability, and fluctuations in currency exchange rates.

(4) Standard & Poor's 500 Index, S&P, and S&P 500 are registered trademarks of the McGraw-Hill Companies, Inc. The S&P 500 Index is an unmanaged index of 500 stocks.


                    2003 ANNUAL REPORT  TIAA-CREF Institutional Mutual Funds   3

                                                         Institutional
International Equity Fund                                Retirement


PORTFOLIO PROFILE

o Invests at least 80% of the fund's assets in stocks of firms in at least three countries other than the United States.

o        Uses  TIAA-CREF's  Dual  Investment   Management   Strategy(R),   which
         integrates two equity management techniques:

         ACTIVE MANAGERS identify stocks they believe will offer superior returns and those that may detract from performance.

         QUANTITATIVE MANAGERS build a portfolio reflecting the overall risk and investment characteristics of the fund's benchmark index, the Morgan Stanley EAFE(R) (Europe, Australasia, Far East) Index. They also may try to outperform the fund's benchmark by buying more or less of certain stocks than index weightings based on proprietary scoring models.

o The active managers select individual stocks and let the fund's country and regional asset allocations evolve from those stock selections. However, sector and country exposure are monitored to control risk.

PERFORMANCE FOR THE TWELVE MONTHS ENDED SEPTEMBER 30, 2003

The International Equity Fund returned 26.90% for the Institutional Share Class and 26.15% for the Retirement Share Class, outpacing the 26.01% return of its benchmark, the Morgan Stanley EAFE Index. The average return of similar funds, as measured by the Morningstar Foreign Large Blend category, was 21.42%.

   During the last 12 months, the EAFE Index narrowly surpassed both the 25.92% return of the Russell 3000(R) Index, which measures the performance of the domestic stock market, and the 25.40% return of the Morgan Stanley World Index, which tracks stocks worldwide. The superior return of the EAFE was mostly due to strong performance among European stocks, which make up more than two-thirds of the index in terms of capitalization.

   The fund outperformed its benchmark because of individual stock selections. Top performers in Europe included SGS Surveillance S.A., a Swiss industrial-testing firm; ASM Lithography in the Netherlands; and Nobel Biocare, a Swedish dental-implant manufacturer. Among Pacific stocks, positive contributions came from such holdings as Mitsubishi Tokyo Financial Group and technology firm Advantest, both in Japan. These results more than offset the negative effects of other holdings such as Swiss biotech and chemicals company Lonza, German power and gas conglomerate E.ON, and Japan's Fuji Photo.

   As of September 30, 2003, the fund had net assets valued at $379.89 million.

INVESTMENT OBJECTIVE

The fund seeks a favorable long-term total return, mainly through capital appreciation, primarily from equity securities of foreign issuers.

--------------------------------------------------------------------------------

VALUE OF $10,000 INVESTED AT FUND'S INCEPTION

Institutional Class (inception 7/1/99)

              [DATA BELOW REPRESENTS LINE CHART IN PRINTED PIECE]

                                                                    Morningstar
                  International Equity    Morgan Stanley EAFE         Foreign
                          Fund                   Index              Large Blend
                        -------                  -----             -------------
6/30/99                  10000                   10000                  10000
9/30/99                  10768                   10439                  10448
12/31/99                 14825                   12212                  13214
3/31/2000                15782                   12199                  13571
6/30/2000                13960                   11716                  12773
9/30/2000                12768                   10771                  11876
12/31/2000               11987                    0482                  11174
3/31/2001                 1019                    9042                   9558
6/30/2001                10007                    8923                   9576
9/30/2001                 8602                    7677                   8024
12/31/2001                9222                    8198                   8724
3/31/2002                 9318                    8245                   8847
6/30/2002                 9147                    8093                   8619
9/30/2002                 7373                    6496                   6931
12/31/2002                7862                    6937                   7299
3/31/2003                 7271                    6367                   6712
6/30/2003                 8593                    7594                   7985
9/30/2003                 9359                    8211                   8385


Retirement Class (inception 10/1/02)

              [DATA BELOW REPRESENTS LINE CHART IN PRINTED PIECE]

                                                                     Morningstar
                  International Equity    Morgan Stanley EAFE         Foreign
                          Fund                   Index              Large Blend
                        -------                  -----             -------------
9/30/2002                10000                   10000                 10000
10/31/2002               10525                   10537                 10438
11/30/2002               10977                   11016                 10879
12/31/2002               10646                   10645                 10518
1/31/2003                10209                   10201                 10120
2/28/2003                10048                    9967                  9863
3/31/2003                 9858                    9771                  9672
4/30/2003                10748                   10729                 10573
5/31/2003                11433                   11379                 11249
6/30/2003                11608                   11654                 11507
7/31/2003                11857                   11936                 11796
8/31/2003                12222                   12224                 12147
9/30/2003                12615                   12601                 12084

--------------------------------------------------------------------------------

TEN LARGEST HOLDINGS AS OF 9/30/2003

                                            SHARES     MARKET VALUE   PERCENT OF
COMPANY                     COUNTRY     (IN THOUSANDS) (IN MILLIONS)  NET ASSETS
--------------------------------------------------------------------------------
  Nokia Oyj                 Finland          687.3        $10.58        2.79
  E.ON AG                   Germany          179.0          8.73        2.30
  Man Group plc             United Kingdom   401.4          8.70        2.29
  Reckitt Benckiser plc     United Kingdom   432.1          8.69        2.29
  SGS Surveillance
   Holding S.A.             Switzerland       15.9          8.30        2.18
  Vinci S.A.                France           114.7          8.26        2.17
  Royal Bank of Scotland
   Group plc                United Kingdom   320.1          8.14        2.14
  Synthes-Stratec, Inc      Switzerland        9.1          8.06        2.12
  Nobel Biocare Holding AG  Switzerland       89.4          7.78        2.05
  WPP Group plc             United Kingdom   902.0          7.61        2.00
--------------------------------------------------------------------------------


PERFORMANCE AT A GLANCE AS OF 9/30/2003

                                        AVERAGE ANNUAL COMPOUND RATES    CUMULATIVE RATES
                                            OF TOTAL RETURN(1)           OF TOTAL RETURN(1)    ANNUAL EXPENSE CHARGE
                                           1 YEAR   SINCE INCEPTION   1 YEAR  SINCE INCEPTION    THROUGH 9/30/03(2)   INCEPTION DATE
------------------------------------------------------------------------------------------------------------------------------------
  INTERNATIONAL EQUITY FUND(3)
    INSTITUTIONAL CLASS                     26.90%       -1.55%        26.90%       - 6.43%          0.20%               7/1/99
  Morgan Stanley EAFE Index                 26.01        -4.53         26.01        -17.89             --                    --
  Morningstar Foreign Large Blend category  21.42        -4.55         21.42        -17.28             --                    --
------------------------------------------------------------------------------------------------------------------------------------
    RETIREMENT CLASS                        26.15        26.15         26.15         26.15           0.54                10/1/02
  Morgan Stanley EAFE Index                 26.01        26.01         26.01         26.01             --                    --
  Morningstar Foreign Large Blend category  21.42        21.42         21.42         21.42             --                    --
------------------------------------------------------------------------------------------------------------------------------------

(1) Due to market volatility, recent performance of the fund may differ from the figures shown above. For the most current performance, visit the TIAA-CREF Web Center at www.tiaa-cref.org or call 800 842-2252 (for Institutional shares, 800 478-2966). Returns for the fund reflect past performance. No assurance can be given that the fund will achieve similar performance returns in the future. Future returns will fluctuate, as will the value of investment principal. The shares you own may be worth more or less than their original value upon redemption.

(2) The expense ratio and performance return of the fund reflect a voluntary reimbursement of various other expenses by the fund's advisor.

(3)      There  are  special  risks   associated  with  investments  in  foreign
         securities, including erratic market conditions, economic and political instability, and fluctuations in currency exchange rates.


4   TIAA-CREF Institutional Mutual Funds  2003 ANNUAL REPORT

                                                         Institutional
Large-Cap Value Fund                                     Retirement
                                                         Retail

PORTFOLIO PROFILE

o Invests at least 80% of the fund's assets in stocks of large domestic companies (as defined by the fund's benchmark index, the Russell 1000(R) Value Index) that appear undervalued.

o        Uses  TIAA-CREF's  Dual  Investment   Management   Strategy(R),   which
         integrates two equity management techniques:

         ACTIVE MANAGERS identify stocks they believe will offer superior returns and those that may detract from performance.

         QUANTITATIVE MANAGERS build a portfolio reflecting the overall risk and investment characteristics of the fund's benchmark. They also may try to outperform the fund's benchmark by buying more or less of certain stocks than index weightings based on proprietary scoring models.

o        May invest up to 20% of its assets in foreign investments.

PERFORMANCE FOR THE TWELVE MONTHS ENDED SEPTEMBER 30, 2003

The Large-Cap Value Fund returned 26.98% for the Institutional Share Class, 26.94% for the Retirement Share Class, and 26.47% for the Retail Share Class. The fund's benchmark index, the Russell 1000 Value Index, returned 24.37%, compared with the 22.63% average return of similar funds, as measured by the Morningstar Large Value category.

   Value stocks as a group trailed growth stocks for the period. The Russell 3000(R) Value Index returned 24.89%, while its growth counterpart, the Russell 3000 Growth Index, gained 26.94%. These indexes are subsets of the Russell 3000, a broad measure of the domestic market. Among value stocks, large caps lagged both small caps and mid caps, as measured by the Russell indexes.

   The fund easily outperformed the benchmark index, primarily because of successful stock selection. Top performers included HMO Aetna; agricultural-supply giant Monsanto; Solectron, a provider of electronics manufacturing services; and Altria, the parent company of Philip Morris.

   Holdings with the largest negative effect on the fund's performance included conglomerate Textron, AT&T, and government-sponsored mortgage company Freddie Mac. The fund had larger weightings of these stocks than the benchmark, and they did not perform as anticipated. Several underweight positions including American International Group, an insurance company, also detracted from performance.

   As of September 30, 2003, the fund had net assets valued at $110.1 million.

INVESTMENT OBJECTIVE

The fund seeks a favorable long-term total return, mainly through capital appreciation, primarily from equity securities of large domestic companies.

--------------------------------------------------------------------------------
VALUE OF $10,000 INVESTED AT FUND'S INCEPTION

Institutional Class (Inception 10/1/02)

              [DATA BELOW REPRESENTS LINE CHART IN PRINTED PIECE]

                                Large-Cap         Russell 1000       Morningstar
                               Value Fund          Value Index       Large Value
                              --------------     --------------      -----------
9/30/2002                          10000              10000             10000
10/31/2002                         10677              10741             10654
11/30/2002                         11387              11417             11333
12/31/2002                         10935              10922             10810
1/31/2003                          10694              10657             10531
2/28/2003                          10366              10373             10252
3/31/2003                          10333              10390             10253
4/30/2003                          11166              11305             11100
5/31/2003                          12020              12035             11823
6/30/2003                          12239              12185             11971
7/31/2003                          12447              12367             12131
8/31/2003                          12764              12559             12367
9/30/2003                          12698              12437             12232

Retirement Class (Inception 10/1/02)

              [DATA BELOW REPRESENTS LINE CHART IN PRINTED PIECE]

                                Large-Cap         Russell 1000       Morningstar
                               Value Fund          Value Index       Large Value
                              --------------     --------------      -----------
9/30/2002                          10000              10000             10000
10/31/2002                         10666              10741             10654
11/30/2002                         11375              11417             11333
12/31/2002                         10915              10922             10810
1/31/2003                          10673              10657             10531
2/28/2003                          10377              10373             10252
3/31/2003                          10343              10390             10253
4/30/2003                          11178              11305             11100
5/31/2003                          12023              12035             11823
6/30/2003                          12243              12185             11971
7/31/2003                          12451              12367             12131
8/31/2003                          12759              12559             12367
9/30/2003                          12693              12437             12232


Retail Class (Inception 10/1/02)

              [DATA BELOW REPRESENTS LINE CHART IN PRINTED PIECE]

                                Large-Cap         Russell 1000       Morningstar
                               Value Fund          Value Index       Large Value
                              --------------     --------------      -----------
9/30/2002                          10000              10000            10000
10/31/2002                         10666              10741            10654
11/30/2002                         11375              11417            11333
12/31/2002                         10924              10922            10810
1/31/2003                          10671              10657            10531
2/28/2003                          10342              10373            10252
3/31/2003                          10309              10390            10253
4/30/2003                          11142              11305            11100
5/31/2003                          11988              12035            11823
6/30/2003                          12208              12185            11971
7/31/2003                          12405              12367            12131
8/31/2003                          12724              12559            12367
9/30/2003                          12648              12437            12232

--------------------------------------------------------------------------------
TEN LARGEST HOLDINGS AS OF 9/30/2003


                                           SHARES       MARKET VALUE  PERCENT OF
COMPANY                                 (IN THOUSANDS) (IN MILLIONS)  NET ASSETS
--------------------------------------------------------------------------------
ExxonMobil Corp                              150.1     $   5.50          4.99
Citigroup, Inc                               116.6         5.30          4.82
Altria Group, Inc                            100.4         4.40          3.99
Wells Fargo & Co                              55.0         2.83          2.57
Aetna, Inc                                    44.7         2.73          2.48
Bank of America Corp                          34.0         2.65          2.41
IBM Corp                                      29.0         2.56          2.32
Travelers Property Casualty Corp             156.3         2.48          2.25
SBC Communications, Inc                      111.4         2.48          2.25
Fannie Mae                                    35.0         2.46          2.23

--------------------------------------------------------------------------------

PERFORMANCE AT A GLANCE AS OF 9/30/2003

                                        AVERAGE ANNUAL COMPOUND RATES    CUMULATIVE RATES
                                            OF TOTAL RETURN(1)           OF TOTAL RETURN(1)    ANNUAL EXPENSE CHARGE
                                           1 YEAR   SINCE INCEPTION   1 YEAR  SINCE INCEPTION    THROUGH 9/30/03(2)   INCEPTION DATE
------------------------------------------------------------------------------------------------------------------------------------
  LARGE-CAP VALUE FUND(3)
    INSTITUTIONAL CLASS                     26.98%       26.98%        26.98%       26.98%           0.14%               10/1/02
    RETIREMENT CLASS                        26.94        26.94         26.94        26.94            0.47                10/1/02
    RETAIL CLASS                            26.47        26.47         26.47        26.47            0.44                10/1/02
------------------------------------------------------------------------------------------------------------------------------------
  Russell 1000 Value Index(4)               24.37        24.37         24.37        24.37              --                    --
  Morningstar Large Value category          22.63        22.63         22.63        22.63              --                    --
------------------------------------------------------------------------------------------------------------------------------------

(1) Due to market volatility, recent performance of the fund may differ from the figures shown above. For the most current performance, visit the TIAA-CREF Web Center at www.tiaa-cref.org or call 800 842-2252 (for Institutional shares, 800 478-2966). Returns for the fund reflect past performance. No assurance can be given that the fund will achieve similar performance returns in the future. Future returns will fluctuate, as will the value of investment principal. The shares you own may be worth more or less than their original value upon redemption.

(2) The expense ratio and performance return of the fund reflect a voluntary reimbursement of various other expenses by the fund's advisor.

(3)      There  are  special  risks   associated  with  investments  in  foreign
         securities, including erratic market conditions, economic and political instability, and fluctuations in currency exchange rates.

(4) Russell 1000 and Russell 3000 are trademarks and service marks of the Frank Russell Company.


                   2003 ANNUAL REPORT  TIAA-CREF Institutional Mutual Funds   5

                                                         Institutional
Mid-Cap Growth Fund                                      Retirement
                                                         Retail


PORTFOLIO PROFILE

o Invests at least 80% of the fund's assets in stocks of medium-sized domestic companies (as defined by the fund's benchmark index, the Russell Midcap(R) Growth Index) that present the opportunity for growth.

o        Uses  TIAA-CREF's  Dual  Investment   Management   Strategy(R),   which
         integrates two equity management techniques:

         ACTIVE MANAGERS identify stocks they believe will offer superior returns and those that may detract from performance.

         QUANTITATIVE MANAGERS build a portfolio reflecting the overall risk and investment characteristics of the fund's benchmark. They also may try to outperform the fund's benchmark by buying more or less of certain stocks than index weightings based on proprietary scoring models.

o        May invest up to 20% of its assets in foreign investments.

PERFORMANCE FOR THE TWELVE MONTHS ENDED SEPTEMBER 30, 2003

The Mid-Cap Growth Fund returned 41.37% for the Institutional Share Class, 40.96% for the Retirement Share Class, and 40.96% for the Retail Share Class. The fund's benchmark, the Russell Midcap Growth Index, returned 38.89% for the period, and the average return of similar funds was 27.78%, as measured by the Morningstar Mid Growth category.

   Growth stocks as a group outperformed value stocks for the period. The Russell 3000(R) Growth Index, whicH tracks growth stocks of all sizes, returned 26.94%, while its value counterpart, the Russell 3000 Value Index, increased 24.89%. These indexes are subsets of the Russell 3000, a broad measure of the domestic market. The Russell 3000 gained 25.92% for the period. Among growth stocks, mid caps outpaced large caps but trailed small-cap issues.

   The fund's returns outperformed the benchmark's, primarily because of successful stock selection. Top performers included two computer security firms, Network Associates and Internet Security, and software companies BEA Systems and Peoplesoft. Positive results more than offset the negative effects of other holdings that included information-processing services firm Bisys Group, health care company AmerisourceBergen, and software company J. D. Edwards. Several underweight positions in companies such as Nextel Communications also detracted from performance.

   As of September 30, 2003, the fund had net assets valued at $49.4 million.

--------------------------------------------------------------------------------

INVESTMENT OBJECTIVE

The fund seeks a  favorable  long-term  total  return,  mainly  through  capital
appreciation,   primarily  from  equity  securities  of  medium-sized   domestic
companies.

--------------------------------------------------------------------------------

VALUE OF $10,000 INVESTED AT FUND'S INCEPTION

Institutional Class (Inception 10/1/02)

              [DATA BELOW REPRESENTS LINE CHART IN PRINTED PIECE]

                              Mid-Cap Growth         Russell         Morningstar
                              Institutional      Mid-Cap Growth      Mid Growth
                              --------------     --------------      -----------
9/30/2002                          10000              10000             10000
10/31/2002                         10869              10775             10521
11/30/2002                         11661              11618             11141
12/31/2002                         10934              10916             10435
1/31/2003                          10988              10809             10273
2/28/2003                          10891              10715             10120
3/31/2003                          11151              10914             10254
4/30/2003                          11944              11657             10973
5/31/2003                          12986              12779             11889
6/30/2003                          13203              12961             12089
7/31/2003                          13681              13425             12512
8/31/2003                          14473              14164             13139
9/30/2003                          14136              13889             12760

Retirement Class (Inception 10/1/02)

              [DATA BELOW REPRESENTS LINE CHART IN PRINTED PIECE]

                              Mid-Cap Growth         Russell         Morningstar
                                Retirement       Mid-Cap Growth      Mid Growth
                              --------------     --------------      -----------
9/30/2002                          10000              10000             10000
10/31/2002                         10869              10775             10521
11/30/2002                         11650              11618             11141
12/31/2002                         10925              10916             10435
1/31/2003                          10979              10809             10273
2/28/2003                          10882              10715             10120
3/31/2003                          11132              10914             10254
4/30/2003                          11924              11657             10973
5/31/2003                          12967              12779             11889
6/30/2003                          13173              12961             12089
7/31/2003                          13651              13425             12512
8/31/2003                          14433              14164             13139
9/30/2003                          14097              13889             12760


Retail Class (Inception 10/1/02)

              [DATA BELOW REPRESENTS LINE CHART IN PRINTED PIECE]

                              Mid-Cap Growth         Russell         Morningstar
                                  Retail         Mid-Cap Growth      Mid Growth
                              --------------     --------------      -----------
9/30/2002                          10000              10000             10000
10/31/2002                         10869              10775             10521
11/30/2002                         11650              11618             11141
12/31/2002                         10925              10916             10435
1/31/2003                          10979              10809             10273
2/28/2003                          10882              10715             10120
3/31/2003                          11132              10914             10254
4/30/2003                          11924              11657             10973
5/31/2003                          12956              12779             11889
6/30/2003                          13174              12961             12089
7/31/2003                          13640              13425             12512
8/31/2003                          14432              14164             13139
9/30/2003                          14096              13889             12760

--------------------------------------------------------------------------------

TEN LARGEST HOLDINGS AS OF 9/30/2003

                                           SHARES       MARKET VALUE  PERCENT OF
COMPANY                                 (IN THOUSANDS) (IN MILLIONS)  NET ASSETS
--------------------------------------------------------------------------------
Staples, Inc                                 40.1      $  952.4         1.93
Zimmer Holdings, Inc                         14.6         804.5         1.63
Sungard Data Systems, Inc                    24.4         642.0         1.30
Mylan Laboratories, Inc                      16.6         641.6         1.30
Aetna, Inc                                    9.8         598.1         1.21
Starbucks Corp                               19.7         567.4         1.15
Symantec Corp                                 8.9         560.9         1.14
Allergan, Inc                                 6.6         519.6         1.05
Electronic Arts, Inc                          5.5         507.3         1.03
Brinker International, Inc                   14.9         497.1         1.01

--------------------------------------------------------------------------------

PERFORMANCE AT A GLANCE AS OF 9/30/2003

                                        AVERAGE ANNUAL COMPOUND RATES    CUMULATIVE RATES
                                            OF TOTAL RETURN(1)           OF TOTAL RETURN(1)    ANNUAL EXPENSE CHARGE
                                           1 YEAR   SINCE INCEPTION   1 YEAR  SINCE INCEPTION    THROUGH 9/30/03(2)   INCEPTION DATE
------------------------------------------------------------------------------------------------------------------------------------
  MID-CAP GROWTH FUND(3,4)
    INSTITUTIONAL CLASS                     41.37%       41.37%        41.37%       41.37%           0.14%               10/1/02
    RETIREMENT CLASS                        40.96        40.96         40.96        40.96            0.47                10/1/02
    RETAIL CLASS                            40.96        40.96         40.96        40.96            0.44                10/1/02
------------------------------------------------------------------------------------------------------------------------------------
  Russell Midcap Growth Index(5)            38.89        38.89         38.89        38.89              --                     --
  Morningstar Mid Growth category           27.78        27.78         27.78        27.78              --                     --
------------------------------------------------------------------------------------------------------------------------------------

(1) Due to market volatility, recent performance of the fund may differ from the figures shown above. For the most current performance, visit the TIAA-CREF Web Center at www.tiaa-cref.org or call 800 842-2252 (for Institutional shares, 800 478-2966). Returns for the fund reflect past performance. No assurance can be given that the fund will achieve similar performance returns in the future. Future returns will fluctuate, as will the value of investment principal. The shares you own may be worth more or less than their original value upon redemption.

(2) The expense ratio and performance return of the fund reflect a voluntary reimbursement of various other expenses by the fund's advisor.

(3) Mid-cap stocks may have limited marketability and may be subject to more abrupt or erratic market movements than large-cap stocks.

(4)      There  are  special  risks   associated  with  investments  in  foreign
         securities, including erratic market conditions, economic and political instability, and fluctuations in currency exchange rates.

(5) Russell Midcap and Russell 3000 are trademarks and service marks of the Frank Russell Company.


6 TIAA-CREF  Institutional  Mutual  Funds 2003 ANNUAL  REPORT

                                                         Institutional
Mid-Cap Value Fund                                       Retirement
                                                         Retail



PORTFOLIO PROFILE

o Invests at least 80% of the fund's assets in stocks of medium-sized domestic companies (as defined by the fund's benchmark index, the Russell Midcap(R) Value Index) that appear undervalued.

o        Uses  TIAA-CREF's  Dual  Investment   Management   Strategy(R),   which
         integrates two equity management techniques:

         ACTIVE MANAGERS identify stocks they believe will offer superior returns and those that may detract from performance.

         QUANTITATIVE MANAGERS build a portfolio reflecting the overall risk and investment characteristics of the fund's benchmark. They also may try to outperform the fund's benchmark by buying more or less of certain stocks than index weightings based on proprietary scoring models.

o        May invest up to 20% of its assets in foreign investments.

PERFORMANCE FOR THE TWELVE MONTHS ENDED SEPTEMBER 30, 2003

The Mid-Cap Value Fund returned 33.63% for the Institutional Share Class, 33.27% for the Retirement Share Class, and 33.29% for the Retail Share Class. The fund's benchmark, the Russell Midcap Value Index, returned 28.30%, compared with the 25.70% average return of similar funds, as measured by the Morningstar Mid Value category.

   Value stocks as a group underperformed growth stocks for the period, but investors preferred mid caps over large caps. The appeal of mid-cap stocks enabled the fund's benchmark to outpace the 25.92% return of the broad domestic market, as measured by the Russell 3000(R) Index. Mid-cap value issues, however, significantly lagged mid-cap growth stocks, which increased 38.89% for the period.

   The fund handily outperformed the benchmark index, primarily because of successful stock selection. Top performers included Solectron, a provider of electronics manufacturing services; generator manufacturer Cummins; HMO Aetna; electronics company Atmel; and agricultural-supply giant Monsanto. Holdings with the largest negative effect on the fund's relative performance included financial-services company UnumProvident, North Fork Bancorp, and International Flavors & Fragrances. The fund had larger weightings of these stocks than the benchmark, and they did not perform as anticipated.

   As of September 30, 2003, the fund had net assets valued at $29.2  million.

--------------------------------------------------------------------------------

INVESTMENT OBJECTIVE

The fund seeks a  favorable  long-term  total  return,  mainly  through  capital
appreciation,   primarily  from  equity  securities  of  medium-sized   domestic
companies.

--------------------------------------------------------------------------------
VALUE OF $10,000 INVESTED AT FUND'S INCEPTION

Institutional Class (Inception 10/1/02)

              [DATA BELOW REPRESENTS LINE CHART IN PRINTED PIECE]

                                  Mid Cap        Russell Midcap      Morningstar
                                 Value Fund        Value Fund         Mid Value
                              --------------      -------------      -----------
9/30/2002                          10000              10000             10000
10/31/2002                         10476              10318             10411
11/30/2002                         11218              10967             11158
12/31/2002                         10917              10707             10721
1/31/2003                          10750              10410             10452
2/28/2003                          10472              10238             10179
3/31/2003                          10494              10273             10191
4/30/2003                          11217              11054             10999
5/31/2003                          12306              12027             11867
6/30/2003                          12473              12111             12002
7/31/2003                          12973              12487             12312
8/31/2003                          13540              12930             12728
9/30/2003                          13363              12830             12579


Retirement Class (Inception 10/1/02)

              [DATA BELOW REPRESENTS LINE CHART IN PRINTED PIECE]

                                  Mid Cap        Russell Midcap      Morningstar
                                 Value Fund        Value Fund         Mid Value
                              --------------      -------------      -----------
9/30/2002                          10000              10000             10000
10/31/2002                         10465              10318             10411
11/30/2002                         11218              10967             11158
12/31/2002                         10909              10707             10721
1/31/2003                          10742              10410             10452
2/28/2003                          10452              10238             10179
3/31/2003                          10474              10273             10191
4/30/2003                          11198              11054             10999
5/31/2003                          12278              12027             11867
6/30/2003                          12434              12111             12002
7/31/2003                          12935              12487             12312
8/31/2003                          13503              12930             12728
9/30/2003                          13325              12830             12579


Retail Class  (Inception  10/1/02)

              [DATA BELOW REPRESENTS LINE CHART IN PRINTED PIECE]

                                  Mid Cap        Russell Midcap      Morningstar
                                 Value Fund        Value Fund         Mid Value
                              --------------      -------------      -----------
9/30/2002                          10000              10000             10000
10/31/2002                         10465              10318             10411
11/30/2002                         11218              10967             11158
12/31/2002                         10913              10707             10721
1/31/2003                          10746              10410             10452
2/28/2003                          10457              10238             10179
3/31/2003                          10491              10273             10191
4/30/2003                          11203              11054             10999
5/31/2003                          12294              12027             11867
6/30/2003                          12439              12111             12002
7/31/2003                          12941              12487             12312
8/31/2003                          13509              12930             12728
9/30/2003                          13330              12830             12579

--------------------------------------------------------------------------------

TEN LARGEST HOLDINGS AS OF 9/30/2003

                                           SHARES       MARKET VALUE  PERCENT OF
COMPANY                                 (IN THOUSANDS) (IN MILLIONS)  NET ASSETS
--------------------------------------------------------------------------------
Monsanto Co                                  19.6       $  470.2        1.61
Charter One Financial, Inc                   15.0          457.5        1.57
May Department Stores Co                     17.5          430.3        1.48
Pitney Bowes, Inc                            10.8          413.7        1.42
Adolph Coors Company                          7.6          409.3        1.40
PPL Corp                                      9.6          393.0        1.35
North Fork Bancorp, Inc                      10.4          360.3        1.24
General Growth Properties, Inc                5.0          358.8        1.23
Safeway, Inc                                 15.5          356.1        1.22
Lucent Technologies, Inc                    164.7          355.8        1.22

--------------------------------------------------------------------------------

PERFORMANCE AT A GLANCE AS OF 9/30/2003

                                        AVERAGE ANNUAL COMPOUND RATES    CUMULATIVE RATES
                                            OF TOTAL RETURN(1)           OF TOTAL RETURN(1)    ANNUAL EXPENSE CHARGE
                                           1 YEAR   SINCE INCEPTION   1 YEAR  SINCE INCEPTION    THROUGH 9/30/03(2)   INCEPTION DATE
------------------------------------------------------------------------------------------------------------------------------------
  MID-CAP VALUE FUND(3,4)
    INSTITUTIONAL CLASS                     33.63%       33.63%        33.63%       33.63%           0.14%               10/1/02
    RETIREMENT CLASS                        33.27        33.27         33.27        33.27            0.47                10/1/02
    RETAIL CLASS                            33.29        33.29         33.29        33.29            0.44                10/1/02
------------------------------------------------------------------------------------------------------------------------------------
  Russell Midcap Value Index(5)             28.30        28.30         28.30        28.30              --                    --
  Morningstar Mid Value category            25.70        25.70         25.70        25.70              --                    --
------------------------------------------------------------------------------------------------------------------------------------

(1) Due to market volatility, recent performance of the fund may differ from the figures shown above. For the most current performance, visit the TIAA-CREF Web Center at www.tiaa-cref.org or call 800 842-2252 (for Institutional shares, 800 478-2966). Returns for the fund reflect past performance. No assurance can be given that the fund will achieve similar performance returns in the future. Future returns will fluctuate, as will the value of investment principal. The shares you own may be worth more or less than their original value upon redemption.

(2) The expense ratio and performance return of the fund reflect a voluntary reimbursement of various other expenses by the fund's advisor.

(3) Mid-cap stocks may have limited marketability and may be subject to more abrupt or erratic market movements than large-cap stocks.

(4)      There  are  special  risks   associated  with  investments  in  foreign
         securities, including erratic market conditions, economic and political instability, and fluctuations in currency exchange rates.

(5) Russell Midcap and Russell 3000 are trademarks and service marks of the Frank Russell Company.


                    2003 ANNUAL REPORT  TIAA-CREF Institutional Mutual Funds   7

                                                         Institutional
Small-Cap Equity Fund                                    Retirement
                                                         Retail

PORTFOLIO PROFILE

o Invests at least 80% of the fund's assets in stocks of smaller domestic companies, across a wide range of sectors, growth rates, and valuations, that appear to have favorable prospects for significant long-term capital appreciation.

o Seeks to add incremental return over that of its benchmark index, the Russell 2000(R) Index, while also managinG the relative risk of the fund versus its benchmark.

o        Uses  proprietary  mathematical  models to evaluate  and score  stocks.
         These models weigh many variables, including the valuation of the stock versus the market or its peers, earnings and growth prospects, and the stock's price and volume trends. Managers build a portfolio based on this scoring process, while considering weightings of the stock and its sector in the benchmark index, correlations between the performance of stocks in the index, and trading costs.

PERFORMANCE FOR THE TWELVE MONTHS ENDED SEPTEMBER 30, 2003

The Small-Cap Equity Fund returned 37.12% for the Institutional Share Class, 36.65% for the Retirement Share Class, and 36.90% for the Retail Share Class. The fund outpaced the 36.50% return of its benchmark, the Russell 2000 Index, and the 30.82% average return of similar funds, as measured by the Morningstar Small Blend category.

   While foreign and domestic stocks in general were up sharply during the period, the small-cap stocks tracked by the Russell 2000 outperformed other cap sizes by significant margins. The predominantly large-cap Russell 1000(R) returned 25.14%, and the Russell Midcap(R) Index posted a gain of 32.63%. The Russell 2000 also outperforMED the 25.92% return of the Russell 3000(R) Index, a broad measure of the overall domestic market, by more than 10 percentage points.

   The superior performance of all three share classes versus the fund's benchmark resulted from successful stock selection, rather than from sector weightings. Among the top performers were Tanox, a biotechnology firm; Memberworks, Inc., a discount marketing company; Cytyc Corporation, a provider of medical testing products; and Compucredit, a credit card company. Detractors from performance included Mediacom Communications, a cable TV provider; New Century Financial Corporation; and Pegasus Communications, a satellite TV company.

   As of September 30, 2003, the fund had net assets valued at $75.9 million.

INVESTMENT OBJECTIVE

The fund seeks a favorable long-term total return, mainly through capital appreciation, primarily from equity securities of smaller domestic companies.

--------------------------------------------------------------------------------

VALUE OF $10,000 INVESTED AT FUND'S INCEPTION

Institutional Class (Inception 10/1/02)

              [DATA BELOW REPRESENTS LINE CHART IN PRINTED PIECE]

                                 Small Cap           Russell         Morningstar
                                Equity Fund        2000 Index        Small Blend
                              --------------      -------------      -----------
9/30/2002                          10000              10000             10000
10/31/2002                         10356              10321             10256
11/30/2002                         11284              11242             10918
12/31/2002                         10663              10616             10461
1/31/2003                          10371              10322             10164
2/28/2003                          10079              10010              9854
3/31/2003                          10209              10139              9942
4/30/2003                          11160              11100             10776
5/31/2003                          12350              12291             11768
6/30/2003                          12609              12514             12041
7/31/2003                          13334              13297             12647
8/31/2003                          13908              13907             13243
9/30/2003                          13713              13650             13026


Retirement Class (Inception 10/1/02)

              [DATA BELOW REPRESENTS LINE CHART IN PRINTED PIECE]

                                 Small Cap           Russell         Morningstar
                                Equity Fund        2000 Index        Small Blend
                              --------------      -------------      -----------
9/30/2002                          10000              10000             10000
10/31/2002                         10345              10321             10256
11/30/2002                         11283              11242             10918
12/31/2002                         10654              10616             10461
1/31/2003                          10350              10322             10164
2/28/2003                          10058              10010             9854
3/31/2003                          10188              10139             9942
4/30/2003                          11141              11100             10776
5/31/2003                          12310              12291             11768
6/30/2003                          12570              12514             12041
7/31/2003                          13295              13297             12647
8/31/2003                          13870              13907             13243
9/30/2003                          13664              13650             13026


Retail Class (Inception 10/1/02)

              [DATA BELOW REPRESENTS LINE CHART IN PRINTED PIECE]

                                 Small Cap           Russell         Morningstar
                                Equity Fund        2000 Index        Small Blend
                              --------------      -------------      -----------
9/30/2002                          10000              10000             10000
10/31/2002                         10345              10321             10256
11/30/2002                         11283              11242             10918
12/31/2002                         10657              10616             10461
1/31/2003                          10365              10322             10164
2/28/2003                          10073              10010             9854
3/31/2003                          10192              10139             9942
4/30/2003                          11145              11100             10776
5/31/2003                          12325              12291             11768
6/30/2003                          12585              12514             12041
7/31/2003                          13311              13297             12647
8/31/2003                          13885              13907             13243
9/30/2003                          13690              13650             13026

--------------------------------------------------------------------------------

TEN LARGEST HOLDINGS AS OF 9/30/2003

                                           SHARES       MARKET VALUE  PERCENT OF
COMPANY                                 (IN THOUSANDS) (IN MILLIONS)  NET ASSETS
--------------------------------------------------------------------------------
Cytyc Corp                                  27.6         $  415.1        0.55
iShares Russell 2000 Index Fund              4.1            396.9        0.52
Sybase, Inc                                 21.9            372.5        0.49
Pediatrix Medical Group, Inc                 7.5            345.4        0.46
Affiliated Managers Group, Inc               5.4            339.1        0.45
Gateway, Inc                                58.6            331.7        0.44
Plantronics, Inc                            13.0            310.3        0.41
Staten Island Bancorp, Inc                  15.6            303.4        0.40
Commercial Federal Corp                     12.3            299.5        0.39
Techne Corp                                  9.4            298.8        0.39

--------------------------------------------------------------------------------

PERFORMANCE AT A GLANCE AS OF 9/30/2003

                                        AVERAGE ANNUAL COMPOUND RATES    CUMULATIVE RATES
                                            OF TOTAL RETURN(1)           OF TOTAL RETURN(1)    ANNUAL EXPENSE CHARGE
                                           1 YEAR   SINCE INCEPTION   1 YEAR  SINCE INCEPTION    THROUGH 9/30/03(2)   INCEPTION DATE
------------------------------------------------------------------------------------------------------------------------------------
  SMALL-CAP EQUITY FUND(3)
    INSTITUTIONAL CLASS                     37.12%       37.12%        37.12%       37.12%           0.14%               10/1/02
    RETIREMENT CLASS                        36.65        36.65         36.65        36.65            0.47                10/1/02
    RETAIL CLASS                            36.90        36.90         36.90        36.90            0.30                10/1/02
------------------------------------------------------------------------------------------------------------------------------------
  Russell 2000 Index(4)                     36.50        36.50         36.50        36.50              --                     --
  Morningstar Small Blend category          30.82        30.82         30.82        30.82              --                     --
------------------------------------------------------------------------------------------------------------------------------------

(1) Due to market volatility, recent performance of the fund may differ from the figures shown above. For the most current performance, visit the TIAA-CREF Web Center at www.tiaa-cref.org or call 800 842-2252 (for Institutional shares, 800 478-2966). Returns for the fund reflect past performance. No assurance can be given that the fund will achieve similar performance returns in the future. Future returns will fluctuate, as will the value of investment principal. The shares you own may be worth more or less than their original value upon redemption.

(2) The expense ratio and performance return of the fund reflect a voluntary reimbursement of various other expenses by the fund's advisor.

(3) Small-cap stocks may have limited marketability and may be subject to more abrupt or erratic market movements than large-cap stocks.

(4) Russell 1000, Russell 2000, Russell 3000, and Russell Midcap are trademarks and service marks of the Frank Russell Company.


8   TIAA-CREF Institutional Mutual Funds  2003 ANNUAL REPORT

                                                      Institutional
Large-Cap Growth Index Fund                           Retirement

PORTFOLIO PROFILE

o Tracks the market for large domestic growth companies, as defined by the fund's benchmark index, the Russell 1000(R) Growth Index, which is a subset of the Russell 1000 Index.

o        The Russell  1000 Growth  Index  represents  those  Russell  1000 Index
         securities  with  higher   price-to-book  ratios  and  higher  relative
         forecasted growth values.

PERFORMANCE FOR THE TWELVE MONTHS ENDED SEPTEMBER 30, 2003

The Large-Cap Growth Index Fund returned 25.68% for the Institutional Share Class and 25.21% for the Retirement Share Class. The fund trailed the 25.92% return of its benchmark, the Russell 1000 Growth Index, but outpaced the 22.62% average return of similar funds, as measured by the Morningstar Large Growth category.

   Growth stocks as a group outperformed both value stocks and the market at large. The Russell 3000(R) GrowtH Index climbed 26.94%, versus the 24.89% return of the Russell 3000 Value Index. These indexes are subsets of the Russell 3000, a broad measure of the domestic market. The Russell 3000 gained 25.92% for the period.

   Within the growth category, large-cap issues trailed the 41.72% return of small caps, as measured by the Russell 2000(R) Growth Index, and the 38.89% return of the Russell Midcap(R) Growth Index.

   The three sectors of the Russell 1000 Growth Index that had the largest impact on performance were technology, consumer discretionary goods, and health care. The best-performing sector was utilities, which gained 111.9%. The weakest return was from the consumer staples sector, which rose 7.9%.

   During the period, the fund's returns were comparable to those of its index, minus the effect of expenses and of some cash holdings for liquidity. The fund also had a risk profile similar to that of its benchmark.

   As of September 30, 2003, the fund had net assets valued at $34.8 million.

INVESTMENT OBJECTIVE

The fund seeks a favorable long-term total return, mainly through capital appreciation, by investing primarily in a portfolio of equity securities of large domestic growth companies based on a market index.

--------------------------------------------------------------------------------
VALUE OF  $10,000 INVESTED AT FUND'S INCEPTION

INSTITIONAL CLASS (INCEPTION 10/1/02)

              [DATA BELOW REPRESENTS LINE CHART IN PRINTED PIECE]

                         LARGE-CAP GROWTH      RUSSELL 1000      MORNINGSTAR
                           INDEX FUND          GROWTH INDEX      LARGE GROWTH
                         ----------------      ------------      ------------
9/30/2002                     10000               10000             10000
10/31/2002                    10915               10917             10773
11/30/2002                    11507               11510             11291
12/31/2002                    10709               10715             10499
1/31/2003                     10461               10455             10295
2/28/2003                     10406               10407             10198
3/31/2003                     10601               10601             10364
4/30/2003                     11379               11385             11107
5/31/2003                     11941               11953             11706
6/30/2003                     12104               12118             11832
7/31/2003                     12395               12419             12176
8/31/2003                     12698               12728             12485
9/30/2003                     12568               12592             12245


RETIREMENT CLASS (INCEPTION 10/1/02)

              [DATA BELOW REPRESENTS LINE CHART IN PRINTED PIECE]

                         LARGE-CAP GROWTH      RUSSELL 1000      MORNINGSTAR
                           INDEX FUND          GROWTH INDEX      LARGE GROWTH
                         ----------------      ------------      ------------
9/30/2002                     10000               10000             10000
10/31/2002                    10915               10917             10773
11/30/2002                    11497               11510             11291
12/31/2002                    10708               10715             10499
1/31/2003                     10438               10455             10295
2/28/2003                     10395               10407             10198
3/31/2003                     10579               10601             10364
4/30/2003                     11357               11385             11107
5/31/2003                     11918               11953             11706
6/30/2003                     12069               12118             11832
7/31/2003                     12362               12419             12176
8/31/2003                     12664               12728             12485
9/30/2003                     12524               12592             12245

--------------------------------------------------------------------------------

TEN LARGEST HOLDINGS AS OF 9/30/2003

                                           SHARES       MARKET VALUE  PERCENT OF
COMPANY                                 (IN THOUSANDS) (IN MILLIONS)  NET ASSETS
--------------------------------------------------------------------------------

General Electric Co                         71.5        $   2.13         6.12
Microsoft Corp                              64.0            1.78         5.10
Pfizer, Inc                                 56.4            1.71         4.92
Intel Corp                                  46.7            1.28         3.69
Wal-Mart Stores, Inc                        19.0            1.06         3.05
Johnson & Johnson                           21.2            1.05         3.01
Cisco Systems, Inc                          50.2            0.98         2.81
Amgen, Inc                                   9.2            0.59         1.70
Coca-Cola Co                                13.1            0.56         1.62
Procter & Gamble Co                          5.9            0.55         1.57

--------------------------------------------------------------------------------

PERFORMANCE AT A GLANCE AS OF 9/30/2003

                                        AVERAGE ANNUAL COMPOUND RATES    CUMULATIVE RATES
                                            OF TOTAL RETURN(1)           OF TOTAL RETURN(1)    ANNUAL EXPENSE CHARGE
                                           1 YEAR   SINCE INCEPTION   1 YEAR  SINCE INCEPTION    THROUGH 9/30/03(2)   INCEPTION DATE
------------------------------------------------------------------------------------------------------------------------------------
  LARGE-CAP GROWTH INDEX FUND
    INSTITUTIONAL CLASS                     25.68%       25.68%        25.68%       25.68%           0.08%               10/1/02
    RETIREMENT CLASS                        25.21        25.21         25.21        25.21            0.41                10/1/02
------------------------------------------------------------------------------------------------------------------------------------
  Russell 1000 Growth Index(3)              25.92        25.92         25.92        25.92              --                     --
  Morningstar Large Growth category         22.62        22.62         22.62        22.62              --                     --
------------------------------------------------------------------------------------------------------------------------------------

(1) Due to market volatility, recent performance of the fund may differ from the figures shown above. For the most current performance, visit the TIAA-CREF Web Center at www.tiaa-cref.org or call 800 842-2252 (for Institutional shares, 800 478-2966). Returns for the fund reflect past performance. No assurance can be given that the fund will achieve similar performance returns in the future. Future returns will fluctuate, as will the value of investment principal. The shares you own may be worth more or less than their original value upon redemption.

(2) The expense ratio and performance return of the fund reflect a voluntary reimbursement of various other expenses by the fund's advisor. 3 Russell 1000, Russell 2000, Russell 3000, and the Russell Midcap are trademarks and service marks of the Frank Russell Company.


                    2003 ANNUAL REPORT  TIAA-CREF Institutional Mutual Funds   9

                                                      Institutional
Large-Cap Value Index Fund                            Retirement

PORTFOLIO PROFILE

o Tracks the market for large domestic value companies, as defined by the fund's benchmark index, the Russell 1000(R) Value Index, which is a subset of the Russell 1000 Index.

o        The  Russell  1000 Value  Index  represents  those  Russell  1000 Index
         securities   with  lower   price-to-book   ratios  and  lower  relative
         forecasted growth rates.

PERFORMANCE FOR THE TWELVE MONTHS ENDED SEPTEMBER 30, 2003

The Large-Cap Value Index Fund returned 24.20% for the Institutional Share Class and 23.77% for the Retirement Share Class, trailing the 24.37% return of its benchmark, the Russell 1000 Value Index. It outpaced the 22.63% average return of similar funds, as measured by the Morningstar Large Value category.

   Value stocks as a group underperformed both growth stocks and the market at large, but by modest margins. The Russell 3000(R) Value Index returned 24.89%, versus the 26.94% return of the Russell 3000 Growth Index. ThesE indexes are subsets of the Russell 3000, a broad measure of the domestic market. The Russell 3000 gained 25.92% for the period.

   Within the value category, large-cap issues trailed the 31.66% return of small caps, as measured by the Russell 2000(R) Value Index, and the 28.30% return of the Russell Midcap(R) Value Index. The three sectors of THE Russell 1000 Value Index that had the largest impact on performance were financials, technology, and utilities. The best-performing sector was technology, which gained 60.8%. The weakest return was from the consumer staples sector, which rose 7.9%.

   During the period, the fund's returns were comparable to those of its index, minus the effect of expenses and of some cash holdings for liquidity. The fund also had a risk profile similar to that of its benchmark.

   As of September 30, 2003, the fund had net assets valued at $89.3 million.

INVESTMENT OBJECTIVE

The fund seeks a favorable long-term total return, mainly through capital appreciation, by investing primarily in a portfolio of equity securities of large domestic value companies based on a market index.


--------------------------------------------------------------------------------

VALUE OF  $10,000 INVESTED AT FUND'S INCEPTION

INSTITIONAL CLASS (INCEPTION 10/1/02)

              [DATA BELOW REPRESENTS LINE CHART IN PRINTED PIECE]

                                                RUSSELL
                         LARGE-CAP VALUE       1000 VALUE       MORNINGSTAR
                           INDEX FUND            INDEX          LARGE VALUE
                         ---------------       ----------       -----------
9/30/2002                    10000               10000             10000
10/31/2002                   10745               10741             10654
11/30/2002                   11414               11417             11333
12/31/2002                   10918               10922             10810
1/31/2003                    10657               10657             10531
2/28/2003                    10373               10373             10252
3/31/2003                    10395               10390             10253
4/30/2003                    11299               11305             11100
5/31/2003                    12027               12035             11823
6/30/2003                    12169               12185             11971
7/31/2003                    12354               12367             12131
8/31/2003                    12540               12559             12367
9/30/2003                    12420               12437             12232


RETIREMENT CLASS (INCEPTION 10/1/02)

              [DATA BELOW REPRESENTS LINE CHART IN PRINTED PIECE]

                                                RUSSELL
                         LARGE-CAP VALUE       1000 VALUE       MORNINGSTAR
                           INDEX FUND            INDEX          LARGE VALUE
                         ---------------       ----------       -----------
9/30/2002                    10000               10000             10000
10/31/2002                   10745               10741             10654
11/30/2002                   11404               11417             11333
12/31/2002                   10909               10922             10810
1/31/2003                    10648               10657             10531
2/28/2003                    10365               10373             10252
3/31/2003                    10375               10390             10253
4/30/2003                    11278               11305             11100
5/31/2003                    11995               12035             11823
6/30/2003                    12137               12185             11971
7/31/2003                    12321               12367             12131
8/31/2003                    12506               12559             12367
9/30/2003                    12376               12437             12232


--------------------------------------------------------------------------------


TEN LARGEST HOLDINGS AS OF 9/30/2003

                                         SHARES       MARKET VALUE   PERCENT OF
COMPANY                               (IN THOUSANDS)  (IN MILLIONS)  NET ASSETS
-------------------------------------------------------------------------------
ExxonMobil Corp                            125.1      $   4.58        5.13
Citigroup, Inc                              96.5          4.39        4.92
Bank of America Corp                        28.1          2.19        2.45
Verizon Communications, Inc                 51.5          1.67        1.87
Wells Fargo & Co                            29.6          1.52        1.71
ChevronTexaco Corp                          20.0          1.43        1.60
SBC Communications, Inc                     62.3          1.39        1.55
IBM Corp                                    15.2          1.34        1.50
J.P. Morgan Chase & Co                      38.1          1.31        1.46
Altria Group, Inc                           29.1          1.27        1.43

-------------------------------------------------------------------------------

PERFORMANCE AT A GLANCE AS OF 9/30/2003

                                        AVERAGE ANNUAL COMPOUND RATES    CUMULATIVE RATES
                                            OF TOTAL RETURN(1)           OF TOTAL RETURN(1)    ANNUAL EXPENSE CHARGE
                                           1 YEAR   SINCE INCEPTION   1 YEAR  SINCE INCEPTION    THROUGH 9/30/03(2)   INCEPTION DATE
------------------------------------------------------------------------------------------------------------------------------------
  LARGE-CAP VALUE INDEX FUND
    INSTITUTIONAL CLASS                     24.20%       24.20%        24.20%       24.20%           0.08%               10/1/02
    RETIREMENT CLASS                        23.77        23.77         23.77        23.77            0.40                10/1/02
------------------------------------------------------------------------------------------------------------------------------------
  Russell 1000 Value Index3                 24.37        24.37         24.37        24.37              --                     --
  Morningstar Large Value category          22.63        22.63         22.63        22.63              --                     --
------------------------------------------------------------------------------------------------------------------------------------

(1) Due to market volatility, recent performance of the fund may differ from the figures shown above. For the most current performance, visit the TIAA-CREF Web Center at www.tiaa-cref.org or call 800 842-2252 (for Institutional shares, 800 478-2966). Returns for the fund reflect past performance. No assurance can be given that the fund will achieve similar performance returns in the future. Future returns will fluctuate, as will the value of investment principal. The shares you own may be worth more or less than their original value upon redemption.

(2) The expense ratio and performance return of the fund reflect a voluntary reimbursement of various other expenses by the fund's advisor.

(3) Russell 1000, Russell 2000, Russell 3000, and Russell Midcap are trademarks and service marks of the Frank Russell Company.

10 TIAA-CREF Institutional Mutual Funds 2003 ANNUAL REPORT

Equity Index Fund                                                  Institutional

PORTFOLIO PROFILE

o Tracks the overall market for equity securities publicly traded in the United States, as defined by the fund's benchmark index, the Russell 3000(R) Index.

PERFORMANCE FOR THE TWELVE MONTHS ENDED SEPTEMBER 30, 2003

The Equity Index Fund gained 25.79%, closely tracking the 25.92% return of its benchmark, the Russell 3000 Index. The average return of similar funds, as measured by the Morningstar Large Blend category, was 21.67%.

   The broad domestic market, as measured by the Russell 3000 Index, moved solidly higher during three of the period's four quarters. During the second quarter of 2003, the index posted its highest returns since the fourth quarter of 1998. As a result, eleven of its twelve sectors had double-digit gains for the twelve-month period.

   The three sectors of the Russell 3000 Index that had the largest impact on performance were technology, consumer discretionary goods, and financials. The best-performing sector was technology, which gained 61.5%. The weakest return was from the consumer staples sector, which rose 8.0%

   Growth stocks, as a group, edged out value issues. The Russell 3000 Growth Index climbed 26.94%, while the Russell 3000 Value Index returned 24.89%. Among cap sizes, the predominantly large- cap Russell 1000(R) Index, which represents about 92% of the Russell 3000 in terms of capitalization, returned 25.14%. The return of the broader Russell 3000 Index was boosted by small caps, which soared to a 36.50% gain, and mid caps, which rose 32.63%, as measured by the Russell indexes.

   During the period, the fund's returns were comparable to those of its index, minus the effect of expenses and of some cash holdings for liquidity. The fund also had a risk profile similar to that of its benchmark.

   As of September 30, 2003, the fund had net assets valued at $1.4 billion.

INVESTMENT OBJECTIVE

The fund seeks a favorable long-term total return, mainly from capital appreciation, by investing primarily in a portfolio of equity securities selected to track the overall U.S. equity markets based on a market index.

--------------------------------------------------------------------------------

VALUE OF $10,000 INVESTED AT FUND'S INCEPTION

INSTITUTIONAL CLASS (INCEPTION 7/1/99)

              [DATA BELOW REPRESENTS LINE CHART IN PRINTED PIECE]

                          EQUITY INDEX        RUSSELL         MORNINGSTAR
                              FUND           3000 INDEX       LARGE BLEND
                          ------------       ----------       -----------
6/30/99                      10000             10000             10000
9/30/99                       9340              9342              9400
12/31/99                     10828             10857             10872
3/31/2000                    11253             11352             11324
6/30/2000                    10877             10973             11012
9/30/2000                    10960             11041             11016
12/31/2000                    9990             10047             10138
3/31/2001                     8750              8826              8861
6/30/2001                     9350              9433              9334
9/30/2001                     7933              7959              7904
12/31/2001                    8851              8895              8767
3/31/2002                     8920              8981              8740
6/30/2002                     7760              7806              7674
9/30/2002                     6422              6461              6453
12/31/2002                    6937              6979              6837
3/31/2003                     6726              6767              6606
6/30/2003                     7817              7866              7580
9/30/2003                     8078              8136              7778


--------------------------------------------------------------------------------

TEN LARGEST HOLDINGS AS OF 9/30/2003

----------------------------------------------------------------------------
                              SHARES          MARKET VALUE       PERCENT OF
COMPANY                    (IN THOUSANDS)    (IN MILLIONS)      NET ASSETS
----------------------------------------------------------------------------
  General Electric Co         1,302.8            $38.84            2.86
  Microsoft Corp              1,165.6             32.39            2.39
  ExxonMobil Corp               870.5             31.86            2.35
  Pfizer, Inc                 1,029.0             31.26            2.31
  Citigroup, Inc                671.0             30.54            2.25
  Intel Corp                    851.7             23.43            1.73
  Wal-Mart Stores, Inc          346.3             19.34            1.43
  Johnson & Johnson             387.0             19.16            1.41
  IBM Corp                      211.1             18.64            1.38
  Cisco Systems, Inc            914.8             17.87            1.32


--------------------------------------------------------------------------------

PERFORMANCE AT A GLANCE AS OF 9/30/2003

                                        AVERAGE ANNUAL COMPOUND RATES    CUMULATIVE RATES
                                            OF TOTAL RETURN(1)           OF TOTAL RETURN(1)    ANNUAL EXPENSE CHARGE
                                           1 YEAR   SINCE INCEPTION   1 YEAR  SINCE INCEPTION    THROUGH 9/30/03(2)   INCEPTION DATE
------------------------------------------------------------------------------------------------------------------------------------
  EQUITY INDEX FUND
    INSTITUTIONAL CLASS                     25.79%       -4.89%        25.79%       -19.22%          0.08%               7/1/99
------------------------------------------------------------------------------------------------------------------------------------
  Russell 3000 Index(3)                     25.92        -4.73         25.92        -18.64             --                    --
  Morningstar Large Blend category          21.67        -5.44         21.67        -20.49             --                    --
------------------------------------------------------------------------------------------------------------------------------------

(1) Due to market volatility, recent performance of the fund may differ from the figures shown above. For the most current performance, visit the TIAA-CREF Web Center at www.tiaa-cref.org or call 800 842-2252 (for Institutional shares, 800 478-2966). Returns for the fund reflect past performance. No assurance can be given that the fund will achieve similar performance returns in the future. Future returns will fluctuate, as will the value of investment principal. The shares you own may be worth more or less than their original value upon redemption.

(2) The expense ratio and performance return of the fund reflect a voluntary reimbursement of various other expenses by the fund's advisor.

(3) Russell 1000 and Russell 3000 are trademarks and service marks of the Frank Russell Company.


                      2003 ANNUAL REPORT TIAA-CREF Institutional Mutual Funds 11

                                                             Institutional
                                                             Retirement



S&P 500 Index Fund

PORTFOLIO PROFILE

o Tracks the market for a broad range of large capitalization U.S. companies as represented by the S&P 500(R) Index, a weighted index of the stocks of the 500 largest companies in the United States, in terms of market capitalization.

o The S&P 500 Index is widely recognized as a guide to the overall health of the U.S. stock market.


PERFORMANCE FOR THE TWELVE MONTHS ENDED SEPTEMBER 30, 2003

The S&P 500 Index Fund returned 24.23% for the Institutional Share Class and 23.77% for the Retirement Share Class, trailing the 24.40% return of the fund's benchmark, the S&P 500 Index, but outpacing the 21.67% average return of similar funds, as measured by the Morningstar Large Blend category.

   The large-cap stocks of the S&P 500 Index posted solid gains in three of the four quarters of the twelve-month period, with six of the ten sectors of the index posting double-digit returns. During the second quarter of 2003, the index posted a very impressive return of 15.39%.

   The performance of the S&P 500 was driven by a 50.9% jump in information technology stocks, a sector that represented about one-sixth of the index at mid-year in terms of capitalization. Consumer discretionary goods also did well, rising 18.2%. The weakest sectors were health care, which returned 6.4%, and consumer staples, which lost 0.7%. However, the 24.40% rise in the benchmark trailed the 25.92% advance in the broad domestic market, as measured by the Russell 3000(R) Index, which includes mid-cap and small-cap issues. These smaller companies outperformed large-cap stocks during the period.

   The fund's returns for the period were comparable to those of its index, minus the effect of expenses and of some cash holdings for liquidity. The fund also had a risk profile similar to that of its benchmark.

   As of September 30, 2003, the fund had net assets valued at $90.4 million.

INVESTMENT OBJECTIVE

The fund seeks a favorable long-term total return, mainly through capital appreciation, by investing primarily in a portfolio of equity securities of large domestic companies selected to track U.S. equity markets based on a market index.

--------------------------------------------------------------------------------

VALUE OF $10,000 INVESTED AT FUND'S INCEPTION

INSTITUTIONAL CLASS (INCEPTION 10/1/99)

              [DATA BELOW REPRESENTS LINE CHART IN PRINTED PIECE]

                             S&P 500                            MORNINGSTAR
                           INDEX FUND       S&P 500 INDEX       LARGE BLEND
                           ----------       -------------       -----------
9/30/2002                    10000              10000              10000
10/31/2002                   10891              10880              10714
11/30/2002                   11524              11521              11279
12/31/2002                   10848              10844              10660
1/31/2003                    10558              10560              10390
2/28/2003                    10407              10401              10220
3/31/2003                    10504              10502              10301
4/30/2003                    11366              11367              11075
5/31/2003                    11959              11966              11688
6/30/2003                    12110              12119              11820
7/31/2003                    12325              12333              12030
8/31/2003                    12562              12573              12269
9/30/2003                    12421              12440              12128


RETIREMENT CLASS (INCEPTION 10/1/02)

              [DATA BELOW REPRESENTS LINE CHART IN PRINTED PIECE]

                             S&P 500                            MORNINGSTAR
                           INDEX FUND       S&P 500 INDEX       LARGE BLEND
                           ----------       -------------       -----------
9/30/2002                    10000              10000              10000
10/31/2002                   10880              10880              10714
11/30/2002                   11513              11521              11279
12/31/2002                   10835              10844              10660
1/31/2003                    10533              10560              10390
2/28/2003                    10393              10401              10220
3/31/2003                    10489              10502              10301
4/30/2003                    11341              11367              11075
5/31/2003                    11923              11966              11688
6/30/2003                    12074              12119              11820
7/31/2003                    12280              12333              12030
8/31/2003                    12517              12573              12269
9/30/2003                    12376              12440              12128


--------------------------------------------------------------------------------

TEN LARGEST HOLDINGS AS OF 9/30/2003

--------------------------------------------------------------------------------
                                        SHARES        MARKET VALUE    PERCENT OF
  COMPANY                           (IN THOUSANDS)   (IN MILLIONS)    NET ASSETS
--------------------------------------------------------------------------------
  Microsoft Corp                        104.4            $2.90          3.21
  General Electric Co                    96.9             2.89          3.19
  Wal-Mart Stores, Inc                   42.2             2.36          2.61
  ExxonMobil Corp                        64.1             2.35          2.59
  Pfizer, Inc                            75.2             2.29          2.53
  Citigroup, Inc                         49.8             2.27          2.51
  Intel Corp                             62.9             1.73          1.91
  IBM Corp                               16.7             1.48          1.63
  American International Group, Inc      25.2             1.45          1.61
  Johnson & Johnson                      28.7             1.42          1.57


--------------------------------------------------------------------------------

PERFORMANCE AT A GLANCE AS OF 9/30/2003

                                        AVERAGE ANNUAL COMPOUND RATES    CUMULATIVE RATES
                                            OF TOTAL RETURN(1)           OF TOTAL RETURN(1)    ANNUAL EXPENSE CHARGE
                                           1 YEAR   SINCE INCEPTION   1 YEAR  SINCE INCEPTION    THROUGH 9/30/03(2)   INCEPTION DATE
------------------------------------------------------------------------------------------------------------------------------------
  S&P 500 INDEX FUND(3)
    INSTITUTIONAL CLASS                    24.23%       24.23%        24.23%       24.23%            0.08%               10/1/02
    RETIREMENT CLASS                       23.77        23.77         23.77        23.77             0.43                10/1/02
------------------------------------------------------------------------------------------------------------------------------------
  S&P 500 Index                            24.40        24.40         24.40        24.40               --                     --
  Morningstar Large Blend category         21.67        21.67         21.67        21.67               --                     --
------------------------------------------------------------------------------------------------------------------------------------

(1) Due to market volatility, recent performance of the fund may differ from the figures shown above. For the most current performance, visit the TIAA-CREF Web Center at www.tiaa-cref.org or call 800 842-2252 (for Institutional shares, 800 478-2966). Returns for the fund reflect past performance. No assurance can be given that the fund will achieve similar performance returns in the future. Future returns will fluctuate, as will the value of investment principal. The shares you own may be worth more or less than their original value upon redemption.

(2) The expense ratio and performance return of the fund reflect a voluntary reimbursement of various other expenses by the fund's advisor.

(3) Standard & Poor's 500 Index, S&P, and S&P 500 are registered trademarks of the McGraw-Hill Companies, Inc. The S&P 500 Index is an unmanaged index of 500 stocks.


12   TIAA-CREF Institutional Mutual Funds  2003 ANNUAL REPORT

                                                                  Institutional
Mid-Cap Growth Index Fund                                          Retirement

PORTFOLIO PROFILE

o Tracks the market for medium-capitalization U.S. growth stocks, as defined by the fund's benchmark index, the Russell Midcap(R) Growth Index.

o The Russell Midcap Growth Index is a subset of the Russell Midcap Index, which measures the performance of the 800 smallest U.S. companies in the Russell 1000(R) Index. These companies represent about 23% of the investablE U.S. equity market, in terms of market capitalization. As of its latest reconstitution, the average market capitalization of companies in the Russell Midcap Index was approximately $3.6 billion.

o The Russell Midcap Growth Index has higher weightings of those 800 Russell Midcap securities with higher relative growth rates and higher price-to-book values. It also has higher weightings in those sectors of the market with typically higher growth rates and higher relative valuations.


PERFORMANCE FOR THE TWELVE MONTHS ENDED SEPTEMBER 30, 2003

The Mid-Cap Growth Index Fund returned 38.64% for the Institutional Share Class and 38.14% for the Retirement Share Class, as compared to 38.89% for the fund's benchmark, the Russell Midcap Growth Index, and the 27.78% average return of similar funds, as measured by the Morningstar Mid Growth category.

   Growth stocks outperformed value stocks for the period. The Russell 3000(R) Growth Index, which tracks growtH stocks of all sizes, returned 26.94%, while its value counterpart, the Russell 3000 Value Index, increased 24.89%. These indexes are subsets of the Russell 3000, a broad measure of the domestic market. Among mid-cap stocks, growth outperformed value in all four quarters.

   Within growth stocks, the 38.89% return of mid caps easily outpaced the 25.92% gain of the predominantly large-cap Russell 1000 Growth Index, but lagged the extraordinary 41.72% surge of the small-cap Russell 2000(R) Growth Index. The three sectors of the Russell Midcap Growth Index that had the largest impact on performance were technology, consumer discretionary goods, and health care. The best-performing sector was utilities, which gained 117.0%. The weakest return was from the miscellaneous sector, which declined 3.5%.

   For the period, the fund's returns were comparable to those of the benchmark, minus the effect of expenses and of some cash holdings for liquidity. The fund also had a risk profile similar to that of its benchmark.

   As of September 30, 2003, the fund had net assets valued at $21.75 million.

INVESTMENT OBJECTIVE

The  fund  seeks  a  favorable   long-term   return,   mainly  through   capital
appreciation, by investing primarily in a portfolio of equity securities of medium-sized domestic growth companies based on a market index.


--------------------------------------------------------------------------------

VALUE OF $10,000 INVESTED AT FUND'S INCEPTION

INSTITUTIONAL CLASS (INCEPTION 10/1/02)

              [DATA BELOW REPRESENTS LINE CHART IN PRINTED PIECE]

                         MID-CAP GROWTH     RUSSELL MID-CAP     MORNINGSTAR
                           INDEX FUND        GROWTH INDEX       MID GROWTH
                         --------------     ---------------     -----------
9/30/2002                    10000               10000             10000
10/31/2002                   10781               10775             10521
11/30/2002                   11615               11618             11141
12/31/2002                   10919               10916             10435
1/31/2003                    10812               10809             10273
2/28/2003                    10715               10715             10120
3/31/2003                    10919               10914             10254
4/30/2003                    11658               11657             10973
5/31/2003                    12773               12779             11889
6/30/2003                    12955               12961             12089
7/31/2003                    13405               13425             12512
8/31/2003                    14145               14164             13139
9/30/2003                    13866               13889             12760


RETIREMENT CLASS (INCEPTION 10/1/02)

              [DATA BELOW REPRESENTS LINE CHART IN PRINTED PIECE]

                         MID-CAP GROWTH     RUSSELL MID-CAP     MORNINGSTAR
                           INDEX FUND        GROWTH INDEX       MID GROWTH
                         --------------     ---------------     -----------
9/30/2002                    10000               10000             10000
10/31/2002                   10770               10775             10521
11/30/2002                   11605               11618             11141
12/31/2002                   10904               10916             10435
1/31/2003                    10797               10809             10273
2/28/2003                    10701               10715             10120
3/31/2003                    10893               10914             10254
4/30/2003                    11632               11657             10973
5/31/2003                    12745               12779             11889
6/30/2003                    12916               12961             12089
7/31/2003                    13365               13425             12512
8/31/2003                    14093               14164             13139
9/30/2003                    13815               13889             12760

--------------------------------------------------------------------------------

TEN LARGEST HOLDINGS AS OF 9/30/2003

--------------------------------------------------------------------------------
                                        SHARES        MARKET VALUE    PERCENT OF
  COMPANY                           (IN THOUSANDS)   (IN MILLIONS)    NET ASSETS
--------------------------------------------------------------------------------
  Staples, Inc                           10.4           $247.0          1.14
  Starbucks Corp                          8.5            244.8          1.13
  Zimmer Holdings, Inc                    4.3            236.9          1.09
  Electronic Arts, Inc                    2.5            230.6          1.06
  Allergan, Inc                           2.9            228.3          1.05
  TJX Cos, Inc                           11.2            217.5          1.00
  KLA-Tencor Corp                         4.2            215.9          0.99
  International Game Technology Co        7.5            211.1          0.97
  Symantec Corp                           3.2            201.7          0.93
  Adobe Systems, Inc                      5.1            200.2          0.92

--------------------------------------------------------------------------------

PERFORMANCE AT A GLANCE AS OF 9/30/2003

                                        AVERAGE ANNUAL COMPOUND RATES    CUMULATIVE RATES
                                            OF TOTAL RETURN(1)           OF TOTAL RETURN(1)    ANNUAL EXPENSE CHARGE
                                           1 YEAR   SINCE INCEPTION   1 YEAR  SINCE INCEPTION    THROUGH 9/30/03(2)   INCEPTION DATE
------------------------------------------------------------------------------------------------------------------------------------
  MID-CAP GROWTH INDEX FUND(3)
    INSTITUTIONAL CLASS                    38.64%       38.64%        38.64%       38.64%            0.08%               10/1/02
    RETIREMENT CLASS                       38.14        38.14         38.14        38.14             0.41                10/1/02
------------------------------------------------------------------------------------------------------------------------------------
  Russell Midcap Growth Index(4)           38.89        38.89         38.89        38.89               --                     --
  Morningstar Mid Growth category          27.78        27.78         27.78        27.78               --                     --
------------------------------------------------------------------------------------------------------------------------------------

(1) Due to market volatility, recent performance of the fund may differ from the figures shown above. For the most current performance, visit the TIAA-CREF Web Center at www.tiaa-cref.org or call 800 842-2252 (for Institutional shares, 800 478-2966). Returns for the fund reflect past performance. No assurance can be given that the fund will achieve similar performance returns in the future. Future returns will fluctuate, as will the value of investment principal. The shares you own may be worth more or less than their original value upon redemption.

(2) The expense ratio and performance return of the fund reflect a voluntary reimbursement of various other expenses by the fund's advisor.

(3) Mid-cap stocks may have limited marketability and may be subject to more abrupt or erratic market movements than large-cap stocks.

(4) Russell 1000, Russell 2000, Russell 3000, and Russell Midcap are trademarks and service marks of the Frank Russell Company.


                     2003 ANNUAL REPORT TIAA-CREF Institutional Mutual Funds  13

                                                                  Institutional
Mid-Cap Value Index Fund                                          Retirement

PORTFOLIO PROFILE

o Tracks the market for medium-capitalization U.S. value stocks, as defined by the fund's benchmark index, the Russell Midcap(R) Value Index.

o The Russell Midcap Value Index is a subset of the Russell Midcap Index, which measures the performance of the smallest 800 U.S. companies in the Russell 1000(R) Index. These companies represent about 23% of the investablE U.S. equity market, in terms of market capitalization. As of its latest reconstitution, the average market capitalization of companies in the Russell Midcap Index was approximately $3.6 billion.

o The Russell Midcap Value Index has higher weightings of those 800 Russell Midcap securities with lower relative growth rates and lower price-to-book values, as well as higher weightings in those sectors of the market with typically lower growth rates and lower relative valuations.

PERFORMANCE FOR THE TWELVE MONTHS ENDED SEPTEMBER 30, 2003

The Mid-Cap Value Index Fund returned 28.21% for the Institutional Share Class and 27.78% for the Retirement Share Class, as compared to 28.30% for the fund's benchmark, the Russell Midcap Value Index, and the 25.70% average return of similar funds, as measured by the Morningstar Mid Value category.

   Overall, value stocks underperformed growth stocks for the period. The Russell 3000(R) Value Index, which trackS value stocks of all sizes, returned 24.89%, while its growth counterpart, the Russell 3000 Growth Index, increased 26.94%. These indexes are subsets of the Russell 3000, a broad measure of the domestic market. Among mid-cap stocks, value underperformed growth in all four quarters.

   Within value stocks, the 28.30% return of mid caps outpaced the predominantly large-cap Russell 1000 Value Index, which rose 24.37%. However, mid caps trailed the 31.66% gain of the small-cap Russell 2000(R) Value Index. The three sectors of the Russell Midcap Value Index that had the largest impact on performance were financials, technology, and utilities. The best-performing sector was technology, which gained 92.1%. The weakest return was from the integrated oils sector, which rose 13.6%.

   For the period, the fund's returns were comparable to those of the benchmark, minus the effect of expenses and of some cash holdings for liquidity. The fund also had a risk profile similar to that of its benchmark.

   As of September 30, 2003, the fund had net assets valued at $30.1 million.

INVESTMENT OBJECTIVE

The fund seeks a favorable long-term total return, mainly through capital appreciation, by investing primarily in a portfolio of equity securities of medium-sized domestic value companies based on a market index.

--------------------------------------------------------------------------------

VALUE OF $10,000 INVESTED AT FUND'S INCEPTION

INSTITUTIONAL CLASS (INCEPTION 10/1/02)

              [DATA BELOW REPRESENTS LINE CHART IN PRINTED PIECE]

                          MID-CAP VALUE     RUSSELL MID-CAP      MORNINGSTAR
                           INDEX FUND         VALUE INDEX         MID VALUE
                          -------------     ---------------      -----------
9/30/2002                    10000               10000              10000
10/31/2002                   10323               10318              10411
11/30/2002                   10968               10967              11158
12/31/2002                   10708               10707              10721
1/31/2003                    10416               10410              10452
2/28/2003                    10243               10238              10179
3/31/2003                    10276               10273              10191
4/30/2003                    11056               11054              10999
5/31/2003                    12021               12027              11867
6/30/2003                    12107               12111              12002
7/31/2003                    12486               12487              12312
8/31/2003                    12931               12930              12728
9/30/2003                    12822               12830              12579


RETIREMENT CLASS (INCEPTION 10/1/02)

              [DATA BELOW REPRESENTS LINE CHART IN PRINTED PIECE]

                          MID-CAP VALUE     RUSSELL MID-CAP      MORNINGSTAR
                           INDEX FUND         VALUE INDEX         MID VALUE
                          -------------     ---------------      -----------
9/30/2002                    10000               10000              10000
10/31/2002                   10323               10318              10411
11/30/2002                   10958               10967              11158
12/31/2002                   10699               10707              10721
1/31/2003                    10396               10410              10452
2/28/2003                    10223               10238              10179
3/31/2003                    10256               10273              10191
4/30/2003                    11035               11054              10999
5/31/2003                    11998               12027              11867
6/30/2003                    12074               12111              12002
7/31/2003                    12442               12487              12312
8/31/2003                    12886               12930              12728
9/30/2003                    12778               12830              12579


--------------------------------------------------------------------------------

TEN LARGEST HOLDINGS AS OF 9/30/2003

--------------------------------------------------------------------------------
                                        SHARES        MARKET VALUE    PERCENT OF
  COMPANY                           (IN THOUSANDS)   (IN MILLIONS)    NET ASSETS
--------------------------------------------------------------------------------
  Sears Roebuck & Co                      5.7           $249.4          0.83
  Safeway, Inc                            9.2            209.9          0.70
  Agilent Technologies, Inc               9.3            204.7          0.68
  PG&E Corp                               8.5            203.2          0.67
  John Hancock Financial Services, Inc    6.0            202.6          0.67
  Countrywide Financial Corp              2.5            196.4          0.65
  Public Service Enterprise Group, Inc    4.7            195.9          0.65
  Electronic Data Systems Corp            9.4            188.9          0.63
  Consolidated Edison, Inc                4.6            187.5          0.62
  Lucent Technologies, Inc               85.7            185.1          0.61

--------------------------------------------------------------------------------

PERFORMANCE AT A GLANCE AS OF 9/30/2003

                                        AVERAGE ANNUAL COMPOUND RATES    CUMULATIVE RATES
                                            OF TOTAL RETURN(1)           OF TOTAL RETURN(1)    ANNUAL EXPENSE CHARGE
                                           1 YEAR   SINCE INCEPTION   1 YEAR  SINCE INCEPTION    THROUGH 9/30/03(2)   INCEPTION DATE
------------------------------------------------------------------------------------------------------------------------------------
  MID-CAP VALUE INDEX FUND(3)
    INSTITUTIONAL CLASS                    28.21%       28.21%        28.21%       28.21%            0.08%               10/1/02
    RETIREMENT CLASS                       27.78        27.78         27.78        27.78             0.40                10/1/02
------------------------------------------------------------------------------------------------------------------------------------
  Russell Midcap Value Index(4)            28.30        28.30         28.30        28.30               --                     --
  Morningstar Mid Value category           25.70        25.70         25.70        25.70               --                     --
------------------------------------------------------------------------------------------------------------------------------------

(1) Due to market volatility, recent performance of the fund may differ from the figures shown above. For the most current performance, visit the TIAA-CREF Web Center at www.tiaa-cref.org or call 800 842-2252 (for Institutional shares, 800 478-2966). Returns for the fund reflect past performance. No assurance can be given that the fund will achieve similar performance returns in the future. Future returns will fluctuate, as will the value of investment principal. The shares you own may be worth more or less than their original value upon redemption.

(2) The expense ratio and performance return of the fund reflect a voluntary reimbursement of various other expenses by the fund's advisor.

(3) Mid-cap stocks may have limited marketability and may be subject to more abrupt or erratic market movements than large-cap stocks.

(4) Russell 1000, Russell 2000, Russell 3000, and Russell Midcap are trademarks and service marks of the Frank Russell Company.

14   TIAA-CREF Institutional Mutual Funds  2003 ANNUAL REPORT

                                                                  Institutional
Mid-Cap Blend Index Fund                                          Retirement


PORTFOLIO PROFILE

o    Tracks   the  market  for  both   growth   and  value   stocks   issued  by
     medium-capitalization U.S. companies, as defined by the fund's benchmark index, the Russell Midcap(R) Index.

o The Russell Midcap Index measures the performance of the 800 smallest U.S. companies in the Russell 1000(R) Index. These companies represent about 23% of the investable U.S. equity market, in terms of market capitalization. As of its latest reconstitution, the average market capitalization of companies in the Russell Midcap Index was approximately $3.6 billion.

PERFORMANCE FOR THE TWELVE MONTHS ENDED SEPTEMBER 30, 2003

The Mid-Cap Blend Index Fund returned 32.31% for the Institutional Share Class and 32.02% for the Retirement Share Class, as compared to 32.63% for the fund's benchmark, the Russell Midcap Index, and the 28.32% average return of similar funds, as measured by the Morningstar Mid Blend category.

   The rise in mid-cap stocks was part of the worldwide advance in stock prices during the 12-month period. The strong performance of mid caps began in the fourth quarter of 2002, with the Russell Midcap Index posting a 7.92% return. Then, despite rallies in January and March, the index dropped 2.37% during the first quarter. However, it surged by 18.26% during the second quarter--its best three-month showing in nearly five years--as all 12 industry sectors posted double-digit gains. Mid caps finished the period with another solid quarter, with the benchmark index up an additional 6.43%.

   For the twelve-month period, the 32.63% return of mid-caps outpaced the 25.14% gain of the predominantly large-cap Russell 1000 Index and the 25.92% return of the Russell 3000(R), which tracks stocks of all cap sizes. However, mid caps trailed the extraordinary 36.50% advance of the small-cap Russell 2000(R) Index. Among mid caps, performance was driven by growth stocks, which outpaced value stocks in each quarter and outperformed them by over ten percentage points for the period. The three sectors of the Russell Midcap Index that had the largest impact on performance were technology, consumer discretionary goods, and financials. The best-performing sector was technology, which gained 84.8%.

   For the period, the fund's returns were comparable to those of the benchmark, minus the effect of expenses and of some cash holdings for liquidity. The fund also had a risk profile similar to that of its benchmark.

   As of September 30, 2003, the fund had net assets valued at $39.7 million.

INVESTMENT OBJECTIVE

The fund seeks a favorable long-term total return, mainly through capital appreciation, by investing primarily in a very broad portfolio of equity securities of medium-sized domestic companies based on a market index.

--------------------------------------------------------------------------------

VALUE OF $10,000 INVESTED AT FUND'S INCEPTION


INSTITUTIONAL CLASS (INCEPTION 10/1/02)


              [DATA BELOW REPRESENTS LINE CHART IN PRINTED PIECE]

                          MID-CAP BLEND         RUSSELL         MORNINGSTAR
                           INDEX FUND        MID-CAP INDEX       MID BLEND
                          -------------      -------------      -----------
9/30/2002                    10000               10000             10000
10/31/2002                   10501               10505             10448
11/30/2002                   11226               11235             11140
12/31/2002                   10780               10792             10646
1/31/2003                    10565               10574             10411
2/28/2003                    10426               10434             10170
3/31/2003                    10522               10537             10246
4/30/2003                    11292               11302             11077
5/31/2003                    12320               12337             11984
6/30/2003                    12438               12461             12159
7/31/2003                    12845               12872             12509
8/31/2003                    13401               13431             13019
9/30/2003                    13229               13263             12802


RETIREMENT CLASS (INCEPTION 10/1/02)

              [DATA BELOW REPRESENTS LINE CHART IN PRINTED PIECE]

                          MID-CAP BLEND         RUSSELL         MORNINGSTAR
                           INDEX FUND        MID-CAP INDEX       MID BLEND
                          -------------       ----------        -----------
9/30/2002                    10000               10000             10000
10/31/2002                   10501               10505             10448
11/30/2002                   11226               11235             11140
12/31/2002                   10782               10792             10646
1/31/2003                    10557               10574             10411
2/28/2003                    10417               10434             10170
3/31/2003                    10525               10537             10246
4/30/2003                    11285               11302             11077
5/31/2003                    12301               12337             11984
6/30/2003                    12419               12461             12159
7/31/2003                    12827               12872             12509
8/31/2003                    13373               13431             13019
9/30/2003                    13202               13263             12802


--------------------------------------------------------------------------------

TEN LARGEST HOLDINGS AS OF 9/30/2003

--------------------------------------------------------------------------------
                                        SHARES        MARKET VALUE    PERCENT OF
COMPANY                             (IN THOUSANDS)   (IN MILLIONS)    NET ASSETS
--------------------------------------------------------------------------------
  iShares Russell Midcap Index Fund       9.6           $569.9          1.43
  Corning, Inc                           21.3            200.6          0.51
  Sears Roebuck & Co                      4.4            192.4          0.48
  Starbucks Corp                          6.3            181.4          0.46
  Staples, Inc                            7.6            180.5          0.45
  Zimmer Holdings, Inc                    3.1            170.8          0.43
  Agilent Technologies, Inc               7.6            168.0          0.42
  Electronic Arts, Inc                    1.8            166.0          0.42
  Allergan, Inc                           2.1            165.3          0.42
  Safeway, Inc                            7.1            162.9          0.41

--------------------------------------------------------------------------------

PERFORMANCE AT A GLANCE AS OF 9/30/2003

                                        AVERAGE ANNUAL COMPOUND RATES    CUMULATIVE RATES
                                            OF TOTAL RETURN(1)           OF TOTAL RETURN(1)    ANNUAL EXPENSE CHARGE
                                           1 YEAR   SINCE INCEPTION   1 YEAR  SINCE INCEPTION    THROUGH 9/30/03(2)   INCEPTION DATE
------------------------------------------------------------------------------------------------------------------------------------
  MID-CAP BLEND INDEX FUND(3)
    INSTITUTIONAL CLASS                    32.31%       32.31%        32.31%       32.31%            0.08%               10/1/02
    RETIREMENT CLASS                       32.02        32.02         32.02        32.02             0.41                10/1/02
------------------------------------------------------------------------------------------------------------------------------------
  Russell Midcap Index(4)                  32.63        32.63         32.63        32.63               --                     --
  Morningstar Mid Blend category           28.32        28.32         28.32        28.32               --                     --
------------------------------------------------------------------------------------------------------------------------------------

(1) Due to market volatility, recent performance of the fund may differ from the figures shown above. For the most current performance, visit the TIAA-CREF Web Center at www.tiaa-cref.org or call 800 842-2252 (for Institutional shares, 800 478-2966). Returns for the fund reflect past performance. No assurance can be given that the fund will achieve similar performance returns in the future. Future returns will fluctuate, as will the value of investment principal. The shares you own may be worth more or less than their original value upon redemption.

(2) The expense ratio and performance return of the fund reflect a voluntary reimbursement of various other expenses by the fund's advisor.

(3) Mid-cap stocks may have limited marketability and may be subject to more abrupt or erratic market movements than large-cap stocks.

(4) Russell 1000, Russell 2000, Russell 3000, and Russell Midcap are trademarks and service marks of the Frank Russell Company.


                     2003 ANNUAL REPORT TIAA-CREF Institutional Mutual Funds  15

                                                                  Institutional
Small-Cap Growth Index Fund                                       Retirement


PORTFOLIO PROFILE

o Tracks the market for small-capitalization U.S. growth stocks, as defined by the fund's benchmark index, the Russell 2000(R) Growth Index, a subset of the Russell 2000 Index.

o The Russell 2000 Index measures the performance of the 2,000 smallest companies in the Russell 3000(R) Index. These companies represent about 8% of the investable U.S. equity market, in terms of market capitalization. As of its latest reconstitution, the average market capitalization of companies in the Russell 2000 Index was approximately $490 million.

PERFORMANCE FOR THE TWELVE MONTHS ENDED SEPTEMBER 30, 2003

The Small-Cap Growth Index Fund returned 41.59% for the Institutional Share Class and 41.11% for the Retirement Share Class, as compared to 41.72% for the fund's benchmark, the Russell 2000 Growth Index, and the 34.24% average return of similar funds, as measured by the Morningstar Small Growth category.

   Growth stocks outperformed value stocks for the period. The Russell 3000 Growth Index, which tracks growth stocks of all sizes, returned 26.94%, while its value counterpart, the Russell 3000 Value Index, increased 24.89%. These indexes are subsets of the Russell 3000, a broad measure of the domestic market. The Russell 3000 gained 25.92% for the period. Among small-cap stocks, growth outperformed value in all four quarters.

   Within the growth category, the extraordinary 41.72% return of small caps outpaced the 38.89% increase of the Russell Midcap(R) Growth Index, as well as the 25.92% gain of the predominantly large-cap Russell 1000(R) GroWTH Index. For the period as a whole, performance among small-cap growth stocks was greatly enhanced by the exceptional 24.15% jump of the benchmark index during the second quarter of 2003. The three sectors of the Russell 2000 Growth Index that had the largest impact on performance were technology, health care, and consumer discretionary goods. The best-performing sector was technology, which gained 89.20%. The weakest return was from the consumer staples sector, which rose 10.5%.

   For the period, the fund's returns were comparable to those of the benchmark, minus the effect of expenses and of some cash holdings for liquidity. The fund also had a risk profile similar to that of its benchmark.

   As of September 30, 2003, the fund had net assets valued at $60.6 million.

INVESTMENT OBJECTIVE

The fund seeks a favorable long-term total return, mainly through capital appreciation, by investing primarily in a portfolio of equity securities of smaller domestic growth companies based on a market index.

--------------------------------------------------------------------------------

VALUE OF $10,000 INVESTED AT FUND'S INCEPTION

INSTITUTIONAL CLASS (INCEPTION 10/1/02)

              [DATA BELOW REPRESENTS LINE CHART IN PRINTED PIECE]

                        SMALL-CAP GROWTH      RUSSELL 2000      MORNINGSTAR
                           INDEX FUND         GROWTH INDEX      SMALL GROWTH
                        -----------------     ------------      ------------
9/30/2002                    10000               10000             10000
10/31/2002                   10504               10506             10397
11/30/2002                   11545               11547             11192
12/31/2002                   10748               10751             10479
1/31/2003                    10458               10459             10207
2/28/2003                    10179               10180              9905
3/31/2003                    10330               10334             10046
4/30/2003                    11309               11312             10890
5/31/2003                    12579               12587             11931
6/30/2003                    12815               12829             12270
7/31/2003                    13784               13799             13011
8/31/2003                    14527               14541             13712
9/30/2003                    14161               14172             13409


RETIREMENT CLASS (INCEPTION 10/1/02)

              [DATA BELOW REPRESENTS LINE CHART IN PRINTED PIECE]

                        SMALL-CAP GROWTH      RUSSELL 2000      MORNINGSTAR
                           INDEX FUND         GROWTH INDEX      SMALL GROWTH
                        -----------------     ------------      ------------
9/30/2002                    10000               10000             10000
10/31/2002                   10494               10506             10397
11/30/2002                   11535               11547             11192
12/31/2002                   10737               10751             10479
1/31/2003                    10447               10459             10207
2/28/2003                    10168               10180              9905
3/31/2003                    10318               10334             10046
4/30/2003                    11286               11312             10890
5/31/2003                    12555               12587             11931
6/30/2003                    12791               12829             12270
7/31/2003                    13748               13799             13011
8/31/2003                    14479               14541             13712
9/30/2003                    14114               14172             13409


--------------------------------------------------------------------------------

TEN LARGEST HOLDINGS AS OF 9/30/2003
--------------------------------------------------------------------------------
                                        SHARES        MARKET VALUE    PERCENT OF
  COMPANY                           (IN THOUSANDS)   (IN MILLIONS)    NET ASSETS
--------------------------------------------------------------------------------
  Cytyc Corp                             17.5           $263.2          0.43
  Overture Services, Inc                  9.9            262.3          0.43
  Titan Corp                             12.4            258.4          0.43
  Avid Technology, Inc                    4.7            248.3          0.41
  RF Micro Devices, Inc                  26.6            247.1          0.41
  iShares Trust Russell 2000 Growth Fund  4.6            240.6          0.40
  Conexant Systems, Inc                  41.5            234.9          0.39
  Pacific Sunwear of California, Inc     11.0            226.2          0.37
  Cymer, Inc                              5.4            222.5          0.37
  Covance, Inc                            9.6            214.8          0.35

--------------------------------------------------------------------------------

PERFORMANCE AT A GLANCE AS OF 9/30/2003

                                        AVERAGE ANNUAL COMPOUND RATES    CUMULATIVE RATES
                                            OF TOTAL RETURN(1)           OF TOTAL RETURN(1)    ANNUAL EXPENSE CHARGE
                                           1 YEAR   SINCE INCEPTION   1 YEAR  SINCE INCEPTION    THROUGH 9/30/03(2)   INCEPTION DATE
------------------------------------------------------------------------------------------------------------------------------------
  SMALL-CAP GROWTH INDEX FUND3
    INSTITUTIONAL CLASS                    41.59%       41.59%        41.59%       41.59%            0.08%               10/1/02
    RETIREMENT CLASS                       41.11        41.11         41.11        41.11             0.40                10/1/02
------------------------------------------------------------------------------------------------------------------------------------
  Russell 2000 Growth Index4               41.72        41.72         41.72        41.72               --                     --
  Morningstar Small Growth category        34.24        34.24         34.24        34.24               --                     --
------------------------------------------------------------------------------------------------------------------------------------

(1) Due to market volatility, recent performance of the fund may differ from the figures shown above. For the most current performance, visit the TIAA-CREF Web Center at www.tiaa-cref.org or call 800 842-2252 (for Institutional shares, 800 478-2966). Returns for the fund reflect past performance. No assurance can be given that the fund will achieve similar performance returns in the future. Future returns will fluctuate, as will the value of investment principal. The shares you own may be worth more or less than their original value upon redemption.

(2) The expense ratio and performance return of the fund reflect a voluntary reimbursement of various other expenses by the fund's advisor.

(3) Small-cap stocks may have limited marketability and may be subject to more abrupt or erratic market movements than large-cap stocks.

(4) Russell 1000, Russell 2000, Russell 3000, and Russell Midcap are trademarks and service marks of the Frank Russell Company.

16   TIAA-CREF Institutional Mutual Funds  2003 ANNUAL REPORT

                                                                  Institutional
Small-Cap Value Index Fund                                        Retirement

PORTFOLIO PROFILE

o Tracks the market for small-capitalization U.S. value stocks, as defined by the fund's benchmark index, the Russell 2000(R) Value Index, a subset of the Russell 2000 Index.

o The Russell 2000 Index measures the performance of the 2,000 smallest U.S. companies in the Russell 3000(R) Index. These companies represent about 8% of the investable U.S. equity market, in terms of market capitalization. As of its latest reconstitution, the average market capitalization of companies in the Russell 2000 Index was approximately $490 million.

PERFORMANCE FOR THE TWELVE MONTHS ENDED SEPTEMBER 30, 2003

The Small-Cap Value Index Fund returned 31.49% for the Institutional Share Class and 31.04% for the Retirement Share Class, as compared to 31.66% for the fund's benchmark, the Russell 2000 Value Index, and the 29.96% average return of similar funds, as measured by the Morningstar Small Value category.

   Overall, value stocks underperformed growth stocks for the period. The Russell 3000 Value Index, which tracks value stocks of all sizes, returned 24.89%, while its growth counterpart, the Russell 3000 Growth Index, increased 26.94%. These indexes are subsets of the Russell 3000, a broad measure of the domestic market. The Russell 3000 gained 25.92% for the period. Among small-cap stocks, value underperformed growth in all four quarters.

   Within the value category, the 31.66% return of small caps outpaced the Russell Midcap(R) Value Index, which increased 28.30%, as well as the 24.37% gain of the predominantly large-cap Russell 1000(R) Value Index. During the period as a whole, performance among small-cap value stocks was greatly enhanced by the exceptional 22.72% jump of the benchmark index during the second quarter of 2003. The three sectors of the Russell 2000 Value Index that had the largest impact on performance were financials, consumer discretionary goods, and technology. The best-performing sector was technology, which gained 78.5%. The weakest return was from the integrated oils sector, which was flat.

   For the period, the fund's returns were comparable to those of the benchmark, minus the effect of expenses and of some cash holdings for liquidity. The fund also had a risk profile similar to that of its benchmark.

   As of September 30, 2003, the fund had net assets valued at $52.1 million.

INVESTMENT OBJECTIVE
The fund seeks a favorable long-term total return, mainly through capital appreciation, by investing primarily in a portfolio of equity securities of smaller domestic value companies based on a market index.

--------------------------------------------------------------------------------

VALUE OF $10,000 INVESTED AT FUND'S INCEPTION

INSTITUTIONAL CLASS (INCEPTION 10/1/02)

              [DATA BELOW REPRESENTS LINE CHART IN PRINTED PIECE]

                         SMALL-CAP VALUE       RUSSELL 2000      MORNINGSTAR
                           INDEX FUND          VALUE INDEX       SMALL VALUE
                         ---------------       ------------      -----------
9/30/2002                    10000               10000             10000
10/31/2002                   10151               10150             10164
11/30/2002                   10957               10960             10875
12/31/2002                   10485               10492             10520
1/31/2003                    10192               10197             10202
2/28/2003                     9846                9854              9855
3/31/2003                     9954                9959              9910
4/30/2003                    10897               10905             10790
5/31/2003                    12012               12019             11751
6/30/2003                    12207               12222             12031
7/31/2003                    12814               12832             12617
8/31/2003                    13301               13319             13150
9/30/2003                    13149               13166             12949


RETIREMENT CLASS (INCEPTION 10/1/02)

              [DATA BELOW REPRESENTS LINE CHART IN PRINTED PIECE]

                         SMALL-CAP VALUE       RUSSELL 2000      MORNINGSTAR
                           INDEX FUND          VALUE INDEX       SMALL VALUE
                         ---------------       ------------      -----------
9/30/2002                    10000               10000             10000
10/31/2002                   10140               10150             10164
11/30/2002                   10946               10960             10875
12/31/2002                   10474               10492             10520
1/31/2003                    10182               10197             10202
2/28/2003                     9836                9854              9855
3/31/2003                     9933                9959              9910
4/30/2003                    10875               10905             10790
5/31/2003                    11979               12019             11751
6/30/2003                    12174               12222             12031
7/31/2003                    12780               12832             12617
8/31/2003                    13267               13319             13150
9/30/2003                    13105               13166             12949

--------------------------------------------------------------------------------

TEN LARGEST HOLDINGS AS OF 9/30/2003
--------------------------------------------------------------------------------
                                        SHARES        MARKET VALUE    PERCENT OF
  COMPANY                           (IN THOUSANDS)   (IN MILLIONS)    NET ASSETS
--------------------------------------------------------------------------------
  iShares Trust Russell 2000 Value Fund   4.5           $618.4          1.19
  Louisiana-Pacific Corp                 13.9            191.5          0.37
  BJ's Wholesale Club, Inc                9.2            178.2          0.34
  Zale Corp                               4.0            177.6          0.34
  AmerUs Group Co                         5.2            176.8          0.34
  Energen Corp                            4.7            170.0          0.33
  York International Corp                 4.9            169.5          0.33
  Highwoods Properties, Inc               7.1            169.4          0.33
  Allmerica Financial Corp                7.1            169.1          0.32
  Ventas, Inc                             9.8            167.8          0.32

--------------------------------------------------------------------------------

PERFORMANCE AT A GLANCE AS OF 9/30/2003

                                        AVERAGE ANNUAL COMPOUND RATES    CUMULATIVE RATES
                                            OF TOTAL RETURN(1)           OF TOTAL RETURN(1)    ANNUAL EXPENSE CHARGE
                                           1 YEAR   SINCE INCEPTION   1 YEAR  SINCE INCEPTION    THROUGH 9/30/03(2)   INCEPTION DATE
------------------------------------------------------------------------------------------------------------------------------------
  SMALL-CAP VALUE INDEX FUND(3)
    INSTITUTIONAL CLASS                    31.49%       31.49%        31.49%       31.49%            0.08%               10/1/02
    RETIREMENT CLASS                       31.04        31.04         31.04        31.04             0.40                10/1/02
------------------------------------------------------------------------------------------------------------------------------------
  Russell 2000 Value Index(4)              31.66        31.66         31.66        31.66               --                     --
  Morningstar Small Value category         29.96        29.96         29.96        29.96               --                     --
------------------------------------------------------------------------------------------------------------------------------------

(1) Due to market volatility, recent performance of the fund may differ from the figures shown above. For the most current performance, visit the TIAA-CREF Web Center at www.tiaa-cref.org or call 800 842-2252 (for Institutional shares, 800 478-2966). Returns for the fund reflect past performance. No assurance can be given that the fund will achieve similar performance returns in the future. Future returns will fluctuate, as will the value of investment principal. The shares you own may be worth more or less than their original value upon redemption.

(2) The expense ratio and performance return of the fund reflect a voluntary reimbursement of various other expenses by the fund's advisor.

(3) Small-cap stocks may have limited marketability and may be subject to more abrupt or erratic market movements than large-cap stocks.

(4) Russell 1000, Russell 2000, Russell 3000, and Russell Midcap are trademarks and service marks of the Frank Russell Company.


                     2003 ANNUAL REPORT TIAA-CREF Institutional Mutual Funds  17

                                                                  Institutional
Small-Cap Blend Index Fund                                        Retirement


PORTFOLIO PROFILE

o    Tracks   the  market  for  both   growth   and  value   stocks   issued  by
     small-capitalization U.S. companies, as defined by the fund's benchmark index, the Russell 2000(R) Index.

o The Russell 2000 Index measures the performance of the 2,000 smallest companies in the Russell 3000(R) Index. These companies represent about 8% of the investable U.S. equity market, in terms of market capitalization. As of its latest reconstitution, the average market capitalization of companies in the Russell 2000 Index was approximately $490 million.

PERFORMANCE FOR THE TWELVE MONTHS ENDED SEPTEMBER 30, 2003

The Small-Cap Blend Index Fund returned 36.21% for the Institutional Share Class and 35.76% for the Retirement Share Class, as compared to 36.50% for the fund's benchmark, the Russell 2000 Index, and the 30.82% average return of similar funds, as measured by the Morningstar Small Blend category.

   Although stocks of all cap sizes were helped by the worldwide advance in stock prices during the twelve-month period, small-caps ended up as the star performers. The Russell 2000 Index returned 6.16% in the fourth quarter of 2002 and -4.49% in the first quarter of 2003, trailing both the Russell Midcap(R) Index and the predominantlY large-cap Russell 1000(R) Index. However, the small-cap benchmark jumped 23.42% in the second quarter and rose aN additional 9.08% in the third quarter, enabling small caps to outpace the 32.63% mid-cap gain and the 25.14% advance of the Russell 1000 Index.

   Small-cap stocks also easily surpassed the 25.92% increase of the Russell 3000 Index, a broad measure of the domestic market. The three sectors of the Russell 2000 Index that had the largest impact on performance were technology, financials, and health care. The best-performing sector was technology, which gained 85.9%. The weakest return was from the consumer staples sector, which rose 10.8%.

   In the small-cap category, the Russell 2000 Value Index climbed 31.66% for the period. This superb performance was overshadowed by the extraordinary 41.72% surge of the Russell 2000 Growth Index, as growth stocks outperformed value stocks in every quarter.

   For the period, the fund's returns were comparable to those of the benchmark, minus the effect of expenses and of some cash holdings for liquidity. The fund also had a risk profile similar to that of its benchmark.

   As of September 30, 2003, the fund had net assets valued at $103.6 million.

INVESTMENT OBJECTIVE

The fund seeks a favorable long-term total return, mainly through capital appreciation, by investing primarily in a portfolio of equity securities in smaller domestic companies based on a market index.

--------------------------------------------------------------------------------

VALUE OF $10,000 INVESTED AT FUND'S INCEPTION

INSTITUTIONAL CLASS (INCEPTION 10/1/02)

              [DATA BELOW REPRESENTS LINE CHART IN PRINTED PIECE]

                         SMALL-CAP BLEND        RUSSELL         MORNINGSTAR
                           INDEX FUND          2000 INDEX       SMALL BLEND
                         ---------------       ----------       -----------
9/30/2002                    10000               10000             10000
10/31/2002                   10322               10321             10256
11/30/2002                   11246               11242             10918
12/31/2002                   10609               10616             10461
1/31/2003                    10318               10322             10164
2/28/2003                    10005               10010              9854
3/31/2003                    10134               10139              9942
4/30/2003                    11095               11100             10776
5/31/2003                    12282               12291             11768
6/30/2003                    12487               12514             12041
7/31/2003                    13275               13297             12647
8/31/2003                    13879               13907             13243
9/30/2003                    13619               13650             13026


RETIREMENT CLASS (INCEPTION 10/1/02)

              [DATA BELOW REPRESENTS LINE CHART IN PRINTED PIECE]

                         SMALL-CAP BLEND        RUSSELL         MORNINGSTAR
                           INDEX FUND          2000 INDEX       SMALL BLEND
                         ---------------       ----------       -----------
9/30/2002                    10000               10000             10000
10/31/2002                   10311               10321             10256
11/30/2002                   11235               11242             10918
12/31/2002                   10600               10616             10461
1/31/2003                    10309               10322             10164
2/28/2003                     9996               10010              9854
3/31/2003                    10115               10139              9942
4/30/2003                    11075               11100             10776
5/31/2003                    12250               12291             11768
6/30/2003                    12466               12514             12041
7/31/2003                    13231               13297             12647
8/31/2003                    13835               13907             13243
9/30/2003                    13576               13650             13026


TEN LARGEST HOLDINGS AS OF 9/30/2003
--------------------------------------------------------------------------------
                                        SHARES        MARKET VALUE    PERCENT OF
  COMPANY                           (IN THOUSANDS)   (IN MILLIONS)    NET ASSETS
--------------------------------------------------------------------------------
  iShares Russell 2000 Index Fund         6.9           $668.9          0.65
  Andrew Corp                            19.5            239.2          0.23
  AMR Corp                               20.8            238.2          0.23
  Cytyc Corp                             14.8            222.6          0.21
  Overture Services, Inc                  8.4            222.5          0.21
  Titan Corp                             10.5            218.8          0.21
  RF Micro Devices, Inc                  22.6            210.0          0.20
  Avid Technology, Inc                    4.0            208.9          0.20
  Conexant Systems, Inc                  35.5            200.9          0.19
  Sybase, Inc                            11.6            197.3          0.19

--------------------------------------------------------------------------------

PERFORMANCE AT A GLANCE AS OF 9/30/2003

                                        AVERAGE ANNUAL COMPOUND RATES    CUMULATIVE RATES
                                            OF TOTAL RETURN(1)           OF TOTAL RETURN(1)    ANNUAL EXPENSE CHARGE
                                           1 YEAR   SINCE INCEPTION   1 YEAR  SINCE INCEPTION    THROUGH 9/30/03(2)   INCEPTION DATE
------------------------------------------------------------------------------------------------------------------------------------
  SMALL-CAP BLEND INDEX FUND(3)
    INSTITUTIONAL CLASS                    36.21%       36.21%        36.21%       36.21%            0.08%               10/1/02
    RETIREMENT CLASS                       35.76        35.76         35.76        35.76             0.40                10/1/02
------------------------------------------------------------------------------------------------------------------------------------
  Russell 2000 Index(4)                    36.50        36.50         36.50        36.50               --                     --
  Morningstar Small Blend category         30.82        30.82         30.82        30.82               --                     --
------------------------------------------------------------------------------------------------------------------------------------

(1) Due to market volatility, recent performance of the fund may differ from the figures shown above. For the most current performance, visit the TIAA-CREF Web Center at www.tiaa-cref.org or call 800 842-2252 (for Institutional shares, 800 478-2966). Returns for the fund reflect past performance. No assurance can be given that the fund will achieve similar performance returns in the future. Future returns will fluctuate, as will the value of investment principal. The shares you own may be worth more or less than their original value upon redemption.

(2) The expense ratio and performance return of the fund reflect a voluntary reimbursement of various other expenses by the fund's advisor.

(3) Small-cap stocks may have limited marketability and may be subject to more abrupt or erratic market movements than large-cap stocks.

(4) Russell 1000, Russell 2000, Russell 3000, and Russell Midcap are trademarks and service marks of the Frank Russell Company.

18   TIAA-CREF  Institutional Mutual Funds 2003 ANNUAL REPORT

                                                                  Institutional
International Equity Index Fund                                   Retirement


PORTFOLIO PROFILE

o Tracks the performance of the leading stocks in 21 developed nations outside North America--in Europe, Australasia, and the Far East--as measured by the fund's benchmark index, the Morgan Stanley Capital International EAFE(R) Index.

o The MSCI EAFE Index is primarily a large-capitalization index, with approximately 65% of its stocks falling in this category.

PERFORMANCE FOR THE TWELVE MONTHS ENDED SEPTEMBER 30, 2003

The International Equity Index Fund returned 25.87% for the Institutional Share Class and 25.44% for the Retirement Share Class, trailing the 26.01% return of its benchmark, the Morgan Stanley EAFE Index. The average return of similar funds was 21.42%, as measured by the Morningstar Foreign Large Blend category.

   The EAFE Index's 26.01% advance outpaced both the 25.92% return of the U.S. market, as measured by the Russell 3000(R) Index, and the 25.40% return of the Morgan Stanley World Index, which tracks a broader spectrum of worlD stocks than the EAFE Index. Stocks in the euro area were helped by favorable monetary policies; the European Central Bank cut interest rates four times during the period. The main purpose was to stimulate growth, but the cuts also made stock investments in Europe more attractive. Japan benefited from a rise in the yen and from faster growth. For the second quarter of 2003, Japan's annualized growth rate of 3.9% surpassed that of the United States, which stood at 3.3%.

   After posting a 6.45% advance in the fourth quarter of 2002, the EAFE Index lost 8.21% during the first quarter of 2003. However, stock prices in the EAFE areas surged during the second quarter, producing a three-month return of 19.27%. In the third quarter, momentum slowed, with investors worried about soaring valuations, but the index posted an additional gain of 8.13%.

   The impressive returns for the 12-month period were driven by strong results in Germany, where stocks were up 38.74%, and in France, where stocks posted a 31.08% gain. British and Japanese stocks, which make up about half of the index in terms of capitalization, were up 21.42% and 18.27%, respectively.

   For the period, the fund's returns were comparable to those of its index, minus the effect of expenses and of some cash holdings for liquidity. The fund also had a risk profile similar to that of its benchmark.

   As of September 30, 2003, the fund had net assets valued at $64.68 million.

INVESTMENT OBJECTIVE

The fund seeks a  favorable  long-term  total  return,  mainly  through  capital
appreciation,   by  investing   primarily  in  a  portfolio  of  foreign  equity
investments based on a market index.

--------------------------------------------------------------------------------

VALUE OF $10,000 INVESTED AT FUND'S INCEPTION

INSTITUTIONAL CLASS (INCEPTION 10/1/02)

              [DATA BELOW REPRESENTS LINE CHART IN PRINTED PIECE]

                    INTERNATIONAL EQUITY   MORGAN STANLEY        MORNINGSTAR
                         INDEX FUND          EAFE INDEX      FOREIGN LARGE BLEND
                    --------------------   ---------------   -------------------
9/30/2002                  10000               10000               10000
10/31/2002                 10532               10537               10438
11/30/2002                 11021               11016               10879
12/31/2002                 10645               10645               10518
1/31/2003                  10198               10201               10120
2/28/2003                   9968                9967                9863
3/31/2003                   9783                9771                9672
4/30/2003                  10732               10729               10573
5/31/2003                  11387               11379               11249
6/30/2003                  11670               11654               11507
7/31/2003                  11943               11936               11796
8/31/2003                  12215               12224               12147
9/30/2003                  12587               12601               12084


RETIREMENT CLASS (INCEPTION 10/1/02)

              [DATA BELOW REPRESENTS LINE CHART IN PRINTED PIECE]

                    INTERNATIONAL EQUITY   MORGAN STANLEY        MORNINGSTAR
                         INDEX FUND          EAFE INDEX      FOREIGN LARGE BLEND
                    --------------------   ---------------   -------------------
9/30/2002                  10000               10000               10000
10/31/2002                 10532               10537               10438
11/30/2002                 11010               11016               10879
12/31/2002                 10637               10645               10518
1/31/2003                  10190               10201               10120
2/28/2003                   9951                9967                9863
3/31/2003                   9766                9771                9672
4/30/2003                  10703               10729               10573
5/31/2003                  11357               11379               11249
6/30/2003                  11641               11654               11507
7/31/2003                  11903               11936               11796
8/31/2003                  12186               12224               12147
9/30/2003                  12546               12601               12084


--------------------------------------------------------------------------------

TEN LARGEST HOLDINGS AS OF 9/30/2003
--------------------------------------------------------------------------------
                                         SHARES      MARKET VALUE     PERCENT OF
  COMPANY               COUNTRY      (IN THOUSANDS)  (IN MILLIONS)    NET ASSETS
--------------------------------------------------------------------------------
  BP plc                United Kingdom  208.8            $1.58          2.44
  HSBC Holdings plc     United Kingdom  110.6             1.46          2.25
  Vodafone Group plc    United Kingdom  628.1             1.40          2.16
  GlaxoSmithKline plc   United Kingdom   62.0             1.29          1.99
  Total Fina Elf S.A.   France            6.9             1.05          1.62
  iShares MSCI EAFE
   Index Fund           N/A               8.5             1.00          1.55
  Novartis AG           Switzerland      25.3              .98          1.51
  Royal Dutch
   Petroleum Co         Netherlands      21.6              .95          1.47
  Nestle S.A.           Switzerland       4.1              .94          1.45
  Toyota Motor Corp     Japan            29.7              .87          1.35

--------------------------------------------------------------------------------

PERFORMANCE AT A GLANCE AS OF 9/30/2003

                                        AVERAGE ANNUAL COMPOUND RATES    CUMULATIVE RATES
                                            OF TOTAL RETURN(1)           OF TOTAL RETURN(1)    ANNUAL EXPENSE CHARGE
                                           1 YEAR   SINCE INCEPTION   1 YEAR  SINCE INCEPTION    THROUGH 9/30/03(2)   INCEPTION DATE
------------------------------------------------------------------------------------------------------------------------------------
  INTERNATIONAL EQUITY INDEX FUND(3)
    INSTITUTIONAL CLASS                    25.87%       25.87%        25.87%       25.87%            0.15%               10/1/02
    RETIREMENT CLASS                       25.44        25.44         25.44        25.44             0.47                10/1/02
------------------------------------------------------------------------------------------------------------------------------------
  Morgan Stanley EAFE Index                26.01        26.01         26.01        26.01               --                     --
  Morningstar Foreign Large Blend
    category                               21.42        21.42         21.42        21.42               --                     --
------------------------------------------------------------------------------------------------------------------------------------

(1) Due to market volatility, recent performance of the fund may differ from the figures shown above. For the most current performance, visit the TIAA-CREF Web Center at www.tiaa-cref.org or call 800 842-2252 (for Institutional shares, 800 478-2966). Returns for the fund reflect past performance. No assurance can be given that the fund will achieve similar performance returns in the future. Future returns will fluctuate, as will the value of investment principal. The shares you own may be worth more or less than their original value upon redemption.

(2) The expense ratio and performance return of the fund reflect a voluntary reimbursement of various other expenses by the fund's advisor.

(3) There are special risks associated with investments in foreign securities, including erratic market conditions, economic and political instability, and fluctuations in currency exchange rates.

Russell 3000 is a trademark and service mark of the Frank Russell Company.

                     2003 ANNUAL REPORT TIAA-CREF Institutional Mutual Funds  19

                                                                  Institutional
Real Estate Securities Fund                                       Retirement
                                                                  Retail

PORTFOLIO PROFILE

o Invests at least 80% of its assets in equity and fixed-income securities of companies that are principally engaged in or related to the real estate industry, including those that own significant real estate assets, such as real estate investment trusts ("REITs"). The fund does not make direct investments in real estate.

o Uses a research-oriented process with a focus on cash flows, asset values, and our belief in managements' ability to increase shareholder value.

o May invest up to 10% of the fund's assets in real estate securities of foreign issuers and up to 20% of its assets in securities of issuers that are not engaged in or related to the real estate industry.

PERFORMANCE FOR THE TWELVE MONTHS ENDED SEPTEMBER 30, 2003

The Real Estate Securities Fund returned 30.94% for the Institutional Share Class, 30.92% for the Retirement Share Class, and 30.66% for the Retail Share Class. During the period, the fund's benchmark, the Wilshire Real Estate Securities Index, rose 26.91%, while the average return of similar funds, as measured by the Morningstar Specialty Real Estate category, was 25.97%.

   The fund outpaced its benchmark index and its peer group as a result of successful sector allocations and superior stock selection. For example, returns were helped by holdings in retail properties that were larger than the benchmark weighting of that sector. The fund also had a well-performing overweight in the self-storage sector, which traditionally does well in times of economic uncertainty.

   In addition, the fund benefited from reduced holdings, relative to the benchmark, in the apartment and office sectors. Low interest rates have encouraged renters to buy their own homes, while the supply of apartment units has been increasing. As a result, the apartment sector has underperformed the market. The office sector has suffered from the economy's low growth rate.

   By the third quarter of 2003, REIT valuations had risen to levels that suggested that a sell-off might be possible. In response, the fund took more defensive positions, including higher allocations to preferred stocks with less potential downside than common stocks and to issues trading at lower premiums or even discounts, compared with the value of their underlying properties.

   Throughout the 12-month period, the fund maintained a well-diversified portfolio in nine sectors and across all three cap sizes in order to reduce the risk of underperforming the benchmark.

   As of September 30, 2003, the fund had net assets valued at $166.2 million.

INVESTMENT OBJECTIVE

The fund seeks to obtain a favorable long-term total return through both capital appreciation and current income, by investing primarily in equity and fixed-income securities of companies principally engaged in or related to the real estate industry.

--------------------------------------------------------------------------------

VALUE OF $10,000 INVESTED AT FUND'S INCEPTION

INSTITUTIONAL CLASS (INCEPTION 10/1/02)

              [DATA BELOW REPRESENTS LINE CHART IN PRINTED PIECE]

                  REAL ESTATE      WILSHIRE REAL ESTATE   MORNINGSTAR SPECIALTY
                 SECURITIES FUND     SECURITIES INDEX          REAL ESTATE
                 ---------------   --------------------   ---------------------
9/30/2002            10000               10000                    10000
10/31/2002            9650                9503                     9598
11/30/2002            9968                9973                     9985
12/31/2002           10184               10119                    10092
1/31/2003            10070                9822                     9853
2/28/2003            10236                9967                    10001
3/31/2003            10471               10220                    10218
4/30/2003            11013               10651                    10648
5/31/2003            11710               11262                    11264
6/30/2003            12056               11481                    11524
7/31/2003            12593               12147                    12066
8/31/2003            12740               12278                    12190
9/30/2003            13093               12691                    12584

RETIREMENT CLASS (INCEPTION 10/1/02)

              [DATA BELOW REPRESENTS LINE CHART IN PRINTED PIECE]

                  REAL ESTATE      WILSHIRE REAL ESTATE   MORNINGSTAR SPECIALTY
                 SECURITIES FUND     SECURITIES INDEX          REAL ESTATE
                 ---------------   --------------------   ---------------------
9/30/2002            10000               10000                    10000
10/31/2002            9660                9503                     9598
11/30/2002            9968                9973                     9985
12/31/2002           10179               10119                    10092
1/31/2003            10065                9822                     9853
2/28/2003            10253                9967                    10001
3/31/2003            10484               10220                    10218
4/30/2003            11026               10651                    10648
5/31/2003            11714               11262                    11264
6/30/2003            12062               11481                    11524
7/31/2003            12587               12147                    12066
8/31/2003            12740               12709                    12278
9/30/2003            13091               12691                    12584


RETAIL CLASS (INCEPTION 10/1/02)

              [DATA BELOW REPRESENTS LINE CHART IN PRINTED PIECE]

                  REAL ESTATE      WILSHIRE REAL ESTATE   MORNINGSTAR SPECIALTY
                 SECURITIES FUND     SECURITIES INDEX          REAL ESTATE
                 ---------------   --------------------   ---------------------
9/30/2002            10000                10000               10000
10/31/2002            9650                 9503                9598
11/30/2002            9968                 9973                9985
12/31/2002           10184                10119               10092
1/31/2003            10070                 9822                9853
2/28/2003            10236                 9967               10001
3/31/2003            10471                10220               10218
4/30/2003            11013                10651               10648
5/31/2003            11710                11262               11264
6/30/2003            12056                11481               11524
7/31/2003            12593                12147               12066
8/31/2003            12740                12278               12190
9/30/2003            13093                12691               12584

--------------------------------------------------------------------------------

TEN LARGEST HOLDINGS AS OF 9/30/2003
--------------------------------------------------------------------------------
                                        SHARES        MARKET VALUE    PERCENT OF
  COMPANY                           (IN THOUSANDS)   (IN MILLIONS)    NET ASSETS
--------------------------------------------------------------------------------
  Kimco Realty Corp                     225.0            $9.22          5.55
  St. Joe Company                       280.0             8.98          5.40
  Entertainment Properties Trust        280.4             8.41          5.06
  Correctional Properties Trust         240.0             5.99          3.60
  PS Business Parks, Inc                150.0             5.66          3.41
  Macerich Co                           142.0             5.36          3.23
  BRE Properties, Inc                   150.0             4.95          2.98
  Gladstone Commercial Corp             320.6             4.73          2.85
  AvalonBay Communities, Inc            100.0             4.68          2.82
  Ashford Hospitality Trust, Inc        500.0             4.49          2.70

--------------------------------------------------------------------------------

PERFORMANCE AT A GLANCE AS OF 9/30/2003

                                        AVERAGE ANNUAL COMPOUND RATES    CUMULATIVE RATES
                                            OF TOTAL RETURN(1)           OF TOTAL RETURN(1)    ANNUAL EXPENSE CHARGE
                                           1 YEAR   SINCE INCEPTION   1 YEAR  SINCE INCEPTION    THROUGH 9/30/03(2)   INCEPTION DATE
------------------------------------------------------------------------------------------------------------------------------------
  REAL ESTATE SECURITIES FUND(3,4)
    INSTITUTIONAL CLASS                    30.94%       30.94%        30.94%       30.94%            0.15%               10/1/02
    RETIREMENT CLASS                       30.92        30.92         30.92        30.92             0.48                10/1/02
    RETAIL CLASS                           30.66        30.66         30.66        30.66             0.45                10/1/02
------------------------------------------------------------------------------------------------------------------------------------
  Wilshire Real Estate Securities Index    26.91        26.91         26.91        26.91               --                     --
  Morningstar Specialty Real Estate
    category                              25.97         25.97         25.97        25.97               --                     --
------------------------------------------------------------------------------------------------------------------------------------

(1) Due to market volatility, recent performance of the fund may differ from the figures shown above. For the most current performance, visit the TIAA-CREF Web Center at www.tiaa-cref.org or call 800 842-2252 (for Institutional shares, 800 478-2966). Returns for the fund reflect past performance. No assurance can be given that the fund will achieve similar performance returns in the future. Future returns will fluctuate, as will the value of investment principal. The shares you own may be worth more or less than their original value upon redemption.

(2) The expense ratio and performance return of the fund reflect a voluntary reimbursement of various other expenses by the fund's advisor.

(3) The Real Estate Securities Fund is not diversified by sector, and this concentration can lead to greater price volatility. The real estate industry is subject to various risks including: fluctuations in underlying property values, expenses, and income; and potential environmental liabilities.

(4) There are special risks associated with investments in foreign securities, including erratic market conditions, economic and political instability, and fluctuations in currency exchange rates.


20  TIAA-CREF Institutional Mutual Funds 2003 ANNUAL REPORT

                                                                  Institutional
Social Choice Equity Fund                                         Retirement

PORTFOLIO PROFILE

o Invests primarily in stocks from the Russell 3000(R) Index that pass two kinds of social screens:

          First, the fund excludes certain companies deriving revenues from involvement with alcohol, tobacco, gambling, weapons production, or nuclear power.

          The remaining companies are then evaluated and selected according to additional qualitative criteria, such as respect for the environment and for human rights, charitable giving, fair labor and governance
          practices,   quality   products,   and   leadership  in  research  and
          development.

PERFORMANCE FOR THE TWELVE MONTHS ENDED SEPTEMBER 30, 2003

The Social Choice Equity Fund returned 25.89% for the Institutional Share Class and 25.42% for the Retirement Share Class, compared with 25.92% for the fund's benchmark, the Russell 3000(R) Index, and the 21.67% averagE return of similar funds, as measured by the Morningstar Large Blend category.

   The fund's social screens prevented its owning several stocks that are included in the benchmark and that performed well during the period. The fund's relative performance suffered from not investing in Citigroup, which was excluded because of predatory lending practices and diversity issues. However, the screens also excluded several other stocks that underperformed the overall market during the period. For example, Pfizer failed the qualitative screens because of antitrust issues, human rights concerns, and marketing and contracting controversies; ExxonMobil failed because of environmental issues; and Schering-Plough failed due to marketing, contracting, and safety concerns.

   Because its social screens keep the fund from owning certain stocks in the index, the fund's managers use statistical techniques to ensure that the risk characteristics of the portfolio closely resemble those of the Russell 3000 Index. As a result, the fund had overweight holdings, versus the index, in several stocks, including Johnson & Johnson and Procter & Gamble, that underperformed the index. These positions, along with the repayment of seed capital, had a negative effect on relative performance. The net result was that the fund's return slightly trailed its benchmark.

   As of September 30, 2003, the fund had net assets valued at $59.7 million.

INVESTMENT OBJECTIVE

The fund seeks a favorable long-term total return that reflects the investment performance of the overall U.S. stock market while giving special consideration to certain social criteria.

--------------------------------------------------------------------------------

VALUE OF $10,000 INVESTED AT FUND'S INCEPTION

INSTITUTIONAL CLASS (inception 7/1/99)

              [DATA BELOW REPRESENTS LINE CHART IN PRINTED PIECE]

                         SOCIAL CHOICE         RUSSELL          MORNINGSTAR
                          EQUITY FUND         3000 INDEX        LARGE BLEND
                         -------------        ----------        -----------
6/30/99                      10000              10000              10000
9/30/99                       9364               9342               9400
12/31/99                     10650              10856              10872
3/31/2000                    11012              11352              11324
6/30/2000                    10802              10960              11012
9/30/2000                    10659              11041              11016
12/31/2000                    9942              10047              10138
3/31/2001                     8733               8825               8861
6/30/2001                     9106               9433               9334
9/30/2001                     7889               7959               7904
12/31/2001                    8695               8895               8767
3/31/2002                     8745               8982               8740
6/30/2002                     7604               7806               7674
9/30/2002                     6363               6461               6453
12/31/2002                    6893               6979               6837
3/31/2003                     6692               6767               6606
6/30/2003                     7779               7866               7580
9/30/2003                     8010               8136               7778

RETIREMENT CLASS (INCEPTION 10/1/02)

              [DATA BELOW REPRESENTS LINE CHART IN PRINTED PIECE]

                         SOCIAL CHOICE         RUSSELL          MORNINGSTAR
                          EQUITY FUND         3000 INDEX        LARGE BLEND
                         -------------        ----------        -----------
9/30/2002                    10000               10000             10000
10/31/2002                   10827               10796             10714
11/30/2002                   11435               11450             11279
12/31/2002                   10835               10802             10660
1/31/2003                    10585               10538             10390
2/28/2003                    10412               10365             10220
3/31/2003                    10522               10474             10301
4/30/2003                    11352               11329             11075
5/31/2003                    12071               12013             11688
6/30/2003                    12197               12175             11820
7/31/2003                    12417               12454             12030
8/31/2003                    12667               12730             12269
9/30/2003                    12542               12592             12128

--------------------------------------------------------------------------------

TEN LARGEST HOLDINGS AS OF 9/30/2003
--------------------------------------------------------------------------------
                                        SHARES        MARKET VALUE    PERCENT OF
  COMPANY                           (IN THOUSANDS)   (IN MILLIONS)    NET ASSETS
--------------------------------------------------------------------------------
  Microsoft Corp                         57.9            $1.60          2.69
  Intel Corp                             44.6             1.23          2.05
  Johnson & Johnson                      24.6             1.22          2.04
  Procter & Gamble Co                    12.2             1.13          1.90
  IBM Corp                               12.4             1.10          1.83
  Bank of America Corp                   13.7             1.07          1.79
  Merck & Co, Inc                        20.9             1.06          1.77
  American International Group, Inc      17.7             1.02          1.71
  Cisco Systems, Inc                     45.5              .89          1.49
  Coca-Cola Co                           20.4              .88          1.47

--------------------------------------------------------------------------------

PERFORMANCE AT A GLANCE AS OF 9/30/2003

                                        AVERAGE ANNUAL COMPOUND RATES    CUMULATIVE RATES
                                            OF TOTAL RETURN(1)           OF TOTAL RETURN(1)    ANNUAL EXPENSE CHARGE
                                           1 YEAR   SINCE INCEPTION   1 YEAR  SINCE INCEPTION    THROUGH 9/30/03(2)   INCEPTION DATE
------------------------------------------------------------------------------------------------------------------------------------
  SOCIAL CHOICE EQUITY FUND(3)
    INSTITUTIONAL CLASS                    25.89%       -5.08%        25.89%       -19.89%           0.08%               7/1/99
  Russell 3000 Index(4)                    25.92        -4.73         25.92        -18.64              --                    --
  S&P 500 Index(5,6)                       24.40        -5.93         24.40        -22.91              --                    --
  Morningstar Large Blend category         21.67        -5.44         21.67        -20.49              --                    --
------------------------------------------------------------------------------------------------------------------------------------
    RETIREMENT CLASS                       25.42%       25.42%        25.42%        25.42%           0.43%              10/1/02
  Russell 3000 Index(4)                    25.92        25.92         25.92         25.92              --                    --
  S&P 500 Index(6)                         24.40        24.40         24.40         24.40              --                    --
  Morningstar Large Blend category         21.67        21.67         21.67         21.67              --                    --
------------------------------------------------------------------------------------------------------------------------------------

(1) Due to market volatility, recent performance of the fund may differ from the figures shown above. For the most current performance, visit the TIAA-CREF Web Center at www.tiaa-cref.org or call 800 842-2252 (for Institutional shares, 800 478-2966). Returns for the fund reflect past performance. No assurance can be given that the fund will achieve similar performance returns in the future. Future returns will fluctuate, as will the value of investment principal. The shares you own may be worth more or less than their original value upon redemption.

(2) The expense ratio and performance return of the fund reflect a voluntary reimbursement of various other expenses by the fund's advisor.

(3) Because its social criteria excludes some investments, the fund may not be able to take advantage of the same opportunities or market trends as do other funds that do not use such criteria.

(4)  Russell  3000  is a  trademark  and a  service  mark of the  Frank  Russell
     Company.

(5)  The S&P 500(R) Index was the fund's benchmark prior to July 1, 2002.

(6) Standard & Poor's 500 Index, S&P, and S&P 500 are registered trademarks of the McGraw-Hill Companies, Inc. The S&P 500 Index is an unmanaged index of 500 stocks.


                     2003 ANNUAL REPORT TIAA-CREF Institutional Mutual Funds  21

                                                                  Institutional
Bond Fund

PORTFOLIO PROFILE

o Invests at least 80% of net assets in a broad range of investment-grade debt securities, including U.S. Treasury and agency securities, corporate bonds, and mortgage- or other asset-backed securities.

o Overweights or underweights individual securities or sectors depending on where we find undervalued, overlooked, or misunderstood issues that offer potential returns superior to those of the Lehman index.

o Aims to maintain a duration similar to that of its benchmark index, the Lehman Brothers Aggregate Bond Index.

PERFORMANCE FOR THE TWELVE MONTHS ENDED SEPTEMBER 30, 2003

The Bond Fund returned 5.84%, outperforming the 5.41% return of its benchmark, the Lehman Brothers Aggregate Bond Index. However, the fund trailed the 6.22% average return of similar funds, as measured by the Morningstar Intermediate-Term Bond category.

   During the 12-month period, the strong relative performance of the fund resulted from its holdings in U.S. Treasury inflation-protected securities ("TIPS"); from its allocation to corporate securities, which was higher than the benchmark weighting; and from the advantageous positioning of its mortgage component. TIPS, which are not included in the Lehman index, have outperformed nominal treasuries during the past year, due to the decline in real yields and the expansion of the break-even inflation spread.

   Corporate securities have been the top-performing fixed-income asset class. Investors have sought higher-yielding assets in this low-interest-rate environment, and many believe the economy is finally showing sustainable signs of life that could translate into higher corporate profits. The fund's overweight positions in the auto, telecommunications, and cable TV sectors contributed to its performance. These holdings included AT&T Wireless, Comcast, Ford, and News Corporation, the media conglomerate.

   Mortgage-backed securities outperformed similar-duration Treasury securities in the first four months of 2003, and during that period the fund benefited from a modest overweight position in this asset class. This was changed to an underweight in June--a timely move because interest rates rose and investors worried about the extension of the average life of these securities, causing mortgage-backed securities to underperform treasuries.

   As of September 30, 2003, the fund had net assets valued at $1.4 billion.


INVESTMENT OBJECTIVE

The fund seeks as  favorable  a  long-term  total  return  through  income as is
consistent   with  preserving   capital,   primarily  from   investment-   grade
fixed-income securities.

--------------------------------------------------------------------------------

VALUE OF $10,000 INVESTED AT FUND'S INCEPTION

INSTITUTIONAL CLASS (INCEPTION 7/1/99)

              [DATA BELOW REPRESENTS LINE CHART IN PRINTED PIECE]

                                            LEHMAN BROTHERS       MORNINGSTAR
                                             AGGREGATE BOND    INTERMEDIATE-TERM
                           BOND FUND             INDEX               BOND
                           ---------        ---------------    -----------------
6/30/99                      10000               10000              10000
9/30/99                      10067               10068              10042
12/31/99                     10059               10056              10033
3/31/2000                    10278               10278              10219
6/30/2000                    10451               10456              10333
9/30/2000                    10779               10772              10617
12/31/2000                   11236               11225              11000
3/31/2001                    11546               11565              11331
6/30/2001                    11620               11631              11373
9/30/2001                    12204               12167              11817
12/31/2001                   12158               12172              11811
3/31/2002                    12164               12184              11782
6/30/2002                    12615               12634              12088
9/30/2002                    13244               13213              12521
12/31/2002                   13452               13421              12740
3/31/2003                    13674               13608              12937
6/30/2003                    14052               13948              13321
9/30/2003                    14013               13928              13301


--------------------------------------------------------------------------------

RISK CHARACTERISTICS: INSTITUTIONAL BOND FUND VS. BENCHMARK
--------------------------------------------------------------------------------
                                  AVERAGE MATURITY     OPTION-ADJUSTED DURATION
   MEASURE                      (IN YEARS) 9/30/2003     (IN YEARS) 9/30/2003
--------------------------------------------------------------------------------
   INSTITUTIONAL BOND FUND*             6.50                     4.53
   Lehman Brothers
      Aggregate Bond Index              7.43                     4.41

   * As calculated using an analytical model developed by CMS BondEdge, a widely recognized risk analytic software package

--------------------------------------------------------------------------------

MARKET SECTORS
-------------------------------------------------------------------
    SECTOR                                           9/30/2003
-------------------------------------------------------------------
   Mortgage-backed securities*                         30.2%
   Corporate bonds                                     24.7%
   U.S. Treasury securities                            21.8%
   U.S. agency securities                              19.9%
   Asset-backed securities                              1.9%
   Short-term investments                               1.5%

   * Includes both government-backed and private-label  securities

--------------------------------------------------------------------------------

PERFORMANCE AT A GLANCE AS OF 9/30/2003

                                        AVERAGE ANNUAL COMPOUND RATES    CUMULATIVE RATES
                                            OF TOTAL RETURN(1)           OF TOTAL RETURN(1)    ANNUAL EXPENSE CHARGE
                                           1 YEAR   SINCE INCEPTION   1 YEAR  SINCE INCEPTION    THROUGH 9/30/03(2)   INCEPTION DATE
------------------------------------------------------------------------------------------------------------------------------------
  BOND FUND(3)
    INSTITUTIONAL CLASS                    5.84%        8.26%         5.84%        40.16%            0.14%               7/1/99
------------------------------------------------------------------------------------------------------------------------------------
  Lehman Brothers Aggregate Bond Index     5.41         8.10          5.41         39.28               --                    --
  Morningstar Intermediate-Term Bond
    category                               6.22         7.00          6.22         33.45               --                    --
------------------------------------------------------------------------------------------------------------------------------------

(1) Due to market volatility, recent performance of the fund may differ from the figures shown above. For the most current performance, visit the TIAA-CREF Web Center at www.tiaa-cref.org or call 800 842-2252 (for Institutional shares, 800 478-2966). Returns for the fund reflect past performance. No assurance can be given that the fund will achieve similar performance returns in the future. Future returns will fluctuate, as will the value of investment principal. The shares you own may be worth more or less than their original value upon redemption.

(2) The expense ratio and performance return of the fund reflect a voluntary reimbursement of various other expenses by the fund's advisor.

(3)  The fund is neither insured nor guaranteed by any U.S. government agency.


22   TIAA-CREF Institutional Mutual Funds  2003 ANNUAL REPORT

                                                                  Institutional
Inflation-Linked Bond Fund                                        Retail


 PORTFOLIO PROFILE

o    Invests   at   least   80%   of  its   net   assets   in   inflation-linked
     bonds--fixed-income securities whose returns are designed to track a specified inflation index over the life of the security.

o Typically invests in U.S. Treasury Inflation-Indexed Securities. The fund can also invest in:

         -other  inflation-indexed  bonds  issued  or  guaranteed  by the  U.S.
          government or its agencies, by corporations and other U.S.-domiciled issuers, as well as by foreign governments;

         -money market instruments or other short-term securities.

PERFORMANCE FOR THE TWELVE MONTHS ENDED SEPTEMBER 30, 2003

The Inflation-Linked Bond Fund returned 6.82% for the Institutional Share Class and 6.64% for the Retail Share Class, compared with 7.39% for the fund's benchmark, the Salomon Smith Barney Inflation-Linked Securities Index.

   Although the past 12 months provided strong overall returns for inflation-linked securities, their performance fluctuated, especially during the second half of the period. During the first six months, strong demand for higher-yielding bonds drove down prices of inflation-linked securities. Also, investors expected inflation to decline, given the slow rate of growth of the U.S. economy. In general, inflation-linked bonds perform better during times when inflation is expected to increase.

   In April 2003, rapid progress in the Iraq war prompted investors to move from bonds to stocks, and the value of inflation-indexed securities lost further ground. However, their price advanced in May in response to the depreciation of the U.S. dollar, stabilizing energy prices, and the Federal Reserve's commitment to fighting deflation. In June and July, signs of an economic recovery prompted a sell-off of fixed-income securities in general. Inflation-indexed bonds rebounded in August and September, when many investors believed that looming budget deficits would cause prices to rise.

   The fund  trailed  the  benchmark,  primarily  because of modest  exposure to nominal (not inflation-linked) Treasury bonds that underperformed inflation-linked bonds and an allocation that favored 10-year inflation-linked securities instead of the 30-year-sector issues, which performed better during the period.

   As of September 30, 2003, the fund had net assets valued at $243.33 million.

INVESTMENT OBJECTIVE

The fund seeks a long-term rate of return that outpaces inflation, primarily through investment in inflation-indexed bonds.

--------------------------------------------------------------------------------

VALUE OF $10,000 INVESTED AT FUND'S INCEPTION

INSTITUTIONAL CLASS (INCEPTION 10/1/02)

              [DATA BELOW REPRESENTS LINE CHART IN PRINTED PIECE]

                         INFLATION-LINKED           SALOMON SMITH BARNEY
                            BOND FUND            INFLATION-LINKED SECURITIES
                         ----------------        ---------------------------
9/30/2002                     10000                        10000
10/31/2002                     9733                         9735
11/30/2002                     9723                         9732
12/31/2002                    10062                        10066
1/31/2003                     10121                        10127
2/28/2003                     10499                        10481
3/31/2003                     10323                        10338
4/30/2003                     10283                        10308
5/31/2003                     10783                        10797
6/30/2003                     10690                        10685
7/31/2003                     10123                        10198
8/31/2003                     10316                        10386
9/30/2003                     10682                        10739


RETAIL CLASS (INCEPTION 10/1/02)

              [DATA BELOW REPRESENTS LINE CHART IN PRINTED PIECE]

                         INFLATION-LINKED           SALOMON SMITH BARNEY
                            BOND FUND            INFLATION-LINKED SECURITIES
                         ----------------        ---------------------------
9/30/2002                     10000                        10000
10/31/2002                     9733                         9735
11/30/2002                     9723                         9732
12/31/2002                    10062                        10066
1/31/2003                     10122                        10127
2/28/2003                     10491                        10481
3/31/2003                     10312                        10338
4/30/2003                     10282                        10308
5/31/2003                     10775                        10797
6/30/2003                     10679                        10685
7/31/2003                     10117                        10198
8/31/2003                     10301                        10386
9/30/2003                     10666                        10739

--------------------------------------------------------------------------------

PORTFOLIO COMPOSITION BY MATURITY AS OF 9/30/2003

               [DATA BELOW REPRESENTS PIE CHART IN PRINTED PIECE]


                    4-10 Year Bonds          74.6%
                    Over 25 Year Bonds       25.4%

--------------------------------------------------------------------------------

PERFORMANCE AT A GLANCE AS OF 9/30/2003

                                        AVERAGE ANNUAL COMPOUND RATES    CUMULATIVE RATES
                                            OF TOTAL RETURN(1)           OF TOTAL RETURN(1)    ANNUAL EXPENSE CHARGE
                                           1 YEAR   SINCE INCEPTION   1 YEAR  SINCE INCEPTION    THROUGH 9/30/03(2)   INCEPTION DATE
------------------------------------------------------------------------------------------------------------------------------------
  INFLATION-LINKED BOND FUND(3)
    INSTITUTIONAL CLASS                    6.82%        6.82%         6.82%        6.82%             0.14%               10/1/02
    RETAIL CLASS                           6.64         6.64          6.64         6.64              0.30                10/1/02
------------------------------------------------------------------------------------------------------------------------------------
  Salomon Smith Barney
      Inflation-Linked Securities Index    7.39         7.39          7.39         7.39                --                     --
------------------------------------------------------------------------------------------------------------------------------------

(1) Due to market volatility, recent performance of the fund may differ from the figures shown above. For the most current performance, visit the TIAA-CREF Web Center at www.tiaa-cref.org or call 800 842-2252 (for Institutional shares, 800 478-2966). Returns for the fund reflect past performance. No assurance can be given that the fund will achieve similar performance returns in the future. Future returns will fluctuate, as will the value of investment principal. The shares you own may be worth more or less than their original value upon redemption.

(2) The expense ratio and performance return of the fund reflect a voluntary reimbursement of various other expenses by the fund's advisor.

(3)  The fund is neither insured nor guaranteed by any U.S. government agency.


                     2003 ANNUAL REPORT TIAA-CREF Institutional Mutual Funds  23

                                                                  Institutional
Money Market Fund


PORTFOLIO PROFILE

o Invests in high-quality, short-term money market instruments classified at the time of purchase as "first-tier securities," which are ranked in the highest category by at least two nationally recognized statistical rating organizations.

o    Maintains an average weighted maturity of 90 days or less.

o Ensures that the longest maturity of the securities or other instruments in which the fund invests will be 397 days.

PERFORMANCE FOR THE TWELVE MONTHS ENDED SEPTEMBER 30, 2003

The Money Market Fund posted a return of 1.27%, surpassing the 0.77% return of its benchmark, the iMoneyNet Money Fund Report Averages(TM)--All Taxable.

   In the course of the fiscal year that ended on September 30, 2003, the Federal Open Market Committee ("FOMC") met eight times and twice decided to lower short-term rates. Currently the federal funds rate is 1.00%, representing a 45-year low.

   During the period, the weighted average maturity for the fund varied from a low of 35 days to a high of 59 days, compared with a range of 51 to 57 days for the iMoneyNet All Taxable Average. Our goal throughout the year was to maintain a weighted average maturity similar to that of the benchmark.

   Commercial paper normally provides the highest rates of return among short-term asset classes. However, when concerns arose about the financial management of the government-sponsored agencies, Freddie Mac and Fannie Mae, the yields on government agency notes surpassed those of commercial paper. Towards the end of the second quarter of 2003 and into the third quarter, we saw opportunities to increase our exposure to the U.S. government agency sector.

   We made several changes to the fund's asset allocation between the end of 2002 and the end of the third quarter of 2003. We decreased our holdings in commercial paper from 88% to 73%, while increasing our holdings in U.S. government agency securities from 10% to 22%. We also increased our holdings in bank liabilities from 2% to 5%. Our position in floating rate securities remained at or below 1%.

   As of September 30, 2003, the fund had net assets valued at $175.25 million.

INVESTMENT OBJECTIVE

The fund seeks high current income consistent with maintaining liquidity and preserving capital.

--------------------------------------------------------------------------------

VALUE OF $10,000 INVESTED AT FUND'S INCEPTION

INSTITUTIONAL CLASS (INCEPTION 7/1/99)

              [DATA BELOW REPRESENTS LINE CHART IN PRINTED PIECE]


                           MONEY MARKET FUND          iMONEYNET MONEY FUND
                           -----------------          --------------------
6/30/99                          10000                       10000
9/30/99                          10128                       10116
12/31/99                         10270                       10241
3/31/2000                        10420                       10374
6/30/2000                        10581                       10521
9/30/2000                        10755                       10681
12/31/2000                       10932                       10843
3/31/2001                        11084                       10983
6/30/2001                        11210                       11095
9/30/2001                        11310                       11184
12/31/2001                       11379                       11240
3/31/2002                        11425                       11280
6/30/2002                        11475                       11317
9/30/2002                        11521                       11354
12/31/2002                       11567                       11384
3/31/2003                        11603                       11406
6/30/2003                        11637                       11425.33
9/30/2003                        11666                       11441.34

--------------------------------------------------------------------------------

ASSET ALLOCATION AS OF 9/30/2003

               [DATA BELOW REPRESENTS PIE CHART IN PRINTED PIECE]

Commercial Paper                        72.9%
U.S. Government Agency Securities       21.8%
Certificates of Deposit                  5.3%

--------------------------------------------------------------------------------

PERFORMANCE AT A GLANCE AS OF 9/30/2003

                                  AVERAGE                                                                       NET ANNUALIZED YIELD
                          ANNUAL COMPOUND RATES  CUMULATIVE RATES                                                  FOR THE 7 DAYS
                           OF TOTAL RETURN(1)   OF TOTAL RETURN(1) ANNUAL EXPENSE     AVERAGE                      ENDING 9/30/03(4)
                            1      SINCE          1      SINCE     CHARGE THROUGH MATURITY (DAYS)   NET ASSETS    CURRENT  EFFECTIVE
                           YEAR  INCEPTION(2)   YEAR  INCEPTION(2)   9/30/03(3)   AS OF 9/30/03(4) (IN MILLIONS)   YIELD     YIELD
------------------------------------------------------------------------------------------------------------------------------------
MONEY MARKET FUND
    INSTITUTIONAL CLASS    1.27%    3.70%       1.27%    16.71%         0.09%          38              175.25      0.99%     1.00%
------------------------------------------------------------------------------------------------------------------------------------
  iMoneyNet Money Fund
    Report Averages(TM)--
    All Taxable            0.77     3.23        0.77     14.40            --           57                  --      0.52      0.52
------------------------------------------------------------------------------------------------------------------------------------

(1) Past performance should not be taken as a guarantee of future rates of return from the Money Market Fund. Future returns will fluctuate. We will attempt to maintain a stable net asset value of $1.00 per share for this fund, but it is possible to lose money by investing in the fund. The current yield more closely reflects the Money Market Fund's current earnings than does the total return.

(2)  Inception date: 7/1/99.

(3) The expense ratio and performance return of the fund reflect a voluntary reimbursement of various other expenses by the fund's advisor. 4 Date used to conform with data from iMoneyNet, which typically reports maturities and yields on the last Tuesday of each month.

LIKE THE OTHER INSTITUTIONAL FUNDS, THE MONEY MARKET FUND IS NOT A DEPOSIT OF ANY BANK AND IS NEITHER INSURED NOR GUARANTEED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION OR ANY OTHER U.S. GOVERNMENT AGENCY.


24   TIAA-CREF Institutional Mutual Funds  2003 ANNUAL REPORT

Statement of Investments - INSTITUTIONAL GROWTH EQUITY FUND - September 30, 2003
--------------------------------------------------------------------------------

                               Summary by Industry
                                                             VALUE           %
--------------------------------------------------------------------------------
COMMON STOCK:
Apparel and Accessory Stores ..........................  $   953,738       1.01%
Apparel and Other Textile Products ....................       13,926       0.01
Auto Repair, Services and Parking .....................            1       0.00
Automotive Dealers and Service Stations ...............       82,721       0.09
Building Materials and Garden Supplies ................    2,759,353       2.92
Business Services .....................................   10,463,664      11.08
Chemicals and Allied Products .........................   17,280,231      18.30
Coal Mining ...........................................       13,824       0.01
Communications ........................................    2,638,287       2.80
Depository Institutions ...............................    1,683,271       1.79
Eating and Drinking Places ............................      589,905       0.63
Educational Services ..................................      370,369       0.39
Electric, Gas, and Sanitary Services ..................       56,551       0.06
Electronic and Other Electric Equipment ...............   13,393,925      14.19
Engineering and Management Services ...................      844,128       0.90
Fabricated Metal Products .............................       87,921       0.09
Food and Kindred Products .............................    3,776,080       4.00
Food Stores ...........................................      262,869       0.28
Furniture and Fixtures ................................       74,968       0.08
Furniture and Homefurnishings Stores ..................      806,907       0.85
General Building Contractors ..........................       51,315       0.05
General Merchandise Stores ............................    3,579,250       3.79
Health Services .......................................    1,510,762       1.60
Holding and Other Investment Offices ..................           10       0.00
Hotels and Other Lodging Places .......................      727,181       0.77
Industrial Machinery and Equipment ....................   10,243,745      10.85
Instruments and Related Products ......................    4,401,703       4.66
Insurance Agents, Brokers and Service .................       98,020       0.10
Insurance Carriers ....................................    2,975,017       3.15
Leather and Leather Products ..........................      104,581       0.11
Metal Mining ..........................................       97,053       0.10
Miscellaneous Retail ..................................      890,233       0.94
Nondepository Institutions ............................    4,521,287       4.79
Nonmetallic Minerals, Except Fuels ....................        4,390       0.00
Oil and Gas Extraction ................................      522,480       0.55
Paper and Allied Products .............................      158,066       0.17
Personal Services .....................................      285,771       0.30
Printing and Publishing ...............................      376,516       0.40
Real Estate ...........................................       14,276       0.02
Rubber and Miscellaneous Plastics Products ............      181,149       0.19
Security and Commodity Brokers ........................      567,413       0.60
Stone, Clay, and Glass Products .......................      189,587       0.20
Textile Mill Products .................................       15,548       0.02
Tobacco Products ......................................      732,424       0.78
Transportation By Air .................................      142,346       0.15
Transportation Equipment ..............................    1,484,543       1.57
Transportation Services ...............................      112,281       0.12
Trucking and Warehousing ..............................      453,526       0.48
Wholesale Trade-Durable Goods .........................    2,722,432       2.88
Wholesale Trade-Nondurable Goods ......................      500,803       0.53
                                                         -----------      -----
TOTAL COMMON STOCK (COST $101,126,337) ................   93,816,347      99.35
                                                         -----------      -----
TOTAL PORTFOLIO (COST $101,126,337) ...................   93,816,347      99.35
OTHER ASSETS & LIABILITIES, NET .......................      616,771       0.65
NET ASSETS ............................................  $94,433,118     100.00%
                                                         ===========     ======

      SHARES                                                            VALUE
      ------                                                            -----
COMMON STOCK--99.35%
 APPAREL AND ACCESSORY STORES--1.01%
       1,514        * Abercrombie & Fitch Co (Class A) .............  $  41,953
       1,359        * Chico's FAS, Inc .............................     41,640
      34,532          Gap, Inc .....................................    591,188
       1,467          Ross Stores, Inc .............................     68,010
         490          Talbots, Inc .................................     17,077
       9,983          TJX Cos, Inc .................................    193,870
                                                                      ---------
                      TOTAL APPAREL AND ACCESSORY STORES                953,738
                                                                      ---------
 APPAREL AND OTHER TEXTILE PRODUCTS--0.01%
         264        * Columbia Sportswear Co .......................     13,926
                                                                      ---------
                      TOTAL APPAREL AND OTHER TEXTILE PRODUCTS           13,926
                                                                      ---------
 AUTO REPAIR, SERVICES AND PARKING--0.00%
         675       b* ANC Rental Corp ..............................          1
                                                                      ---------
                      TOTAL AUTO REPAIR, SERVICES AND PARKING                 1
                                                                      ---------
 AUTOMOTIVE DEALERS AND SERVICE STATIONS--0.09%
         200        * Advance Auto Parts ...........................     14,180
       1,261        * Carmax, Inc ..................................     41,184
         744        * O'Reilly Automotive, Inc .....................     27,357
                                                                      ---------
                      TOTAL AUTOMOTIVE DEALERS AND SERVICE STATIONS      82,721
                                                                      ---------
 BUILDING MATERIALS AND GARDEN SUPPLIES--2.92%
       1,524          Fastenal Co ..................................     57,607
      44,047          Home Depot, Inc ..............................  1,402,897
      25,026          Lowe's Cos ...................................  1,298,849
                                                                      ---------
                      TOTAL BUILDING MATERIALS AND GARDEN SUPPLIES    2,759,353
                                                                      ---------
 BUSINESS SERVICES--11.08%
       1,093        * Acxiom Corp ..................................     17,226
         912          Adobe Systems, Inc ...........................     35,805
         171        * Affiliated Computer Services, Inc (Class A) ..      8,326
         790        * Alliance Data Systems Corp ...................     20,856
      38,435        * AOL Time Warner, Inc .........................    580,753
       1,871          Autodesk, Inc ................................     31,844
      25,136        * BEA Systems, Inc .............................    302,889
       2,044        * Bisys Group, Inc .............................     26,879
       2,455        * BMC Software, Inc ............................     34,198
       1,014        * Brocade Communications Systems, Inc ..........      5,293
       4,848        * Cadence Design Systems, Inc ..................     64,963
       2,171        * Ceridian Corp ................................     40,424
       1,532          Certegy, Inc .................................     49,193
         663        * Checkfree Corp ...............................     13,260
       1,510        * ChoicePoint, Inc .............................     50,585
       1,200        * Cognizant Technology Solutions Corp ..........     43,764
       2,988        * Compuware Corp ...............................     16,016
       3,283        * Convergys Corp ...............................     60,210
           1        * CycleLogic, Inc ..............................          8
       1,077        * D&B Corp .....................................     44,739
       1,400        * DoubleClick, Inc .............................     15,078
       9,897        * DST Systems, Inc .............................    372,127
       2,449          Equifax, Inc .................................     54,539
         600          Factset Research Systems, Inc ................     26,610
         991          Fair Isaac Corp ..............................     58,429
       7,492          First Data Corp ..............................    299,380
       3,587        * Fiserv, Inc ..................................    129,957
       1,100        * Genesisintermedia, Inc .......................          0
         530        * Getty Images, Inc ............................     18,635
         798          GTECH Holdings Corp ..........................     34,194
       1,360          Henry (Jack) & Associates, Inc ...............     23,650
          85        * Hudson Highland Group, Inc ...................      1,635
         190        * InterActiveCorp ..............................      7,917
       1,714        * Intuit, Inc ..................................     82,683
         300        * Iron Mountain, Inc ...........................     10,770
         994        * Lamar Advertising Co .........................     29,164
       1,993        * Macromedia, Inc ..............................     49,307

                        SEE NOTES TO FINANCIAL STATEMENTS

                      2003 ANNUAL REPORT TIAA-CREF Institutional Mutual Funds 25

Statement of Investments - INSTITUTIONAL GROWTH EQUITY FUND - September 30, 2003
--------------------------------------------------------------------------------

      SHARES                                                            VALUE
      ------                                                            -----
 BUSINESS SERVICES--(CONTINUED)
       1,796          Manpower, Inc ................................$    66,632
     162,448          Microsoft Corp ...............................  4,514,430
         217        * Mindspeed Technologies, Inc ..................      1,170
       2,600        * Monster Worldwide, Inc .......................     65,468
         629          National Instruments Corp ....................     25,317
       2,999        * Network Associates, Inc ......................     41,266
         457          Omnicom Group, Inc ...........................     32,835
     110,432        * Oracle Corp ..................................  1,239,047
       1,481        * Peoplesoft, Inc ..............................     26,939
         306        * Pixar, Inc ...................................     20,367
       2,500        * RealNetworks, Inc ............................     16,375
         300        * Red Hat, Inc .................................      3,030
         677        * Rent-A-Center, Inc ...........................     21,883
       1,225          Reynolds & Reynolds Co (Class A) .............     33,749
       4,343        * Robert Half International, Inc ...............     84,689
      21,654          SAP AG. (Spon ADR) ...........................    658,498
          73        * Skillsoft plc (ADR) ..........................        544
         933        * SunGard Data Systems, Inc ....................     24,547
       8,984        * Symantec Corp ................................    566,172
         805          Total System Services, Inc ...................     21,212
         265        * Unisys Corp ..................................      3,585
       6,547        * VeriSign, Inc ................................     88,188
       1,352          Viad Corp ....................................     32,286
       4,970        * WebMD Corp ...................................     44,332
         312        * Westwood One, Inc ............................      9,419
       4,533        * Yahoo!, Inc ..................................    160,378
                                                                    -----------
                      TOTAL BUSINESS SERVICES                        10,463,664
                                                                    -----------
 CHEMICALS AND ALLIED PRODUCTS--18.30%
      25,376          Abbott Laboratories ..........................  1,079,749
       1,300          Allergan, Inc ................................    102,349
      35,398        * Amgen, Inc ...................................  2,285,649
       6,798        * Amylin Pharmaceuticals, Inc ..................    191,976
       1,148        * Andrx Corp ...................................     21,249
       1,898          Avery Dennison Corp ..........................     95,887
      10,222          Avon Products, Inc ...........................    659,932
       2,483        * Barr Laboratories, Inc .......................    169,365
         946        * Charles River Laboratories International, Inc      29,033
         458          Church & Dwight Co, Inc ......................     16,025
       1,540          Clorox Co ....................................     70,640
       8,851          Colgate-Palmolive Co .........................    494,682
       2,150          Dial Corp ....................................     46,311
       3,510          Ecolab, Inc ..................................     88,628
           1        * Elan Corp plc (Spon ADR) .....................          5
       2,810          Estee Lauder Cos (Class A) ...................     95,821
         656        * Genentech, Inc ...............................     52,572
       9,588        * Gilead Sciences, Inc .........................    536,257
       4,283        * Human Genome Sciences, Inc ...................     58,506
       1,913          ICN Pharmaceuticals, Inc .....................     32,827
       8,946        * ICOS Corp ....................................    342,811
         200        * Idexx Laboratories, Inc ......................      8,498
         694          International Flavors & Fragrances, Inc ......     22,958
         803        * IVAX Corp ....................................     15,739
       8,404          Lilly (Eli) & Co .............................    499,198
         751          Medicis Pharmaceutical Corp (Class A) ........     44,009
      16,031          Merck & Co, Inc ..............................    811,489
         400        * Millennium Pharmaceuticals, Inc ..............      6,156
       6,356          Mylan Laboratories, Inc ......................    245,659
         400        * Neurocrine Biosciences, Inc ..................     19,808
     159,988          Pfizer, Inc ..................................  4,860,435
      23,940          Procter & Gamble Co ..........................  2,222,111
       1,700        * Sepracor, Inc ................................     46,818
       1,300        * SICOR, Inc ...................................     25,064
         259          Sigma-Aldrich Corp ...........................     13,452
         742        * Watson Pharmaceuticals, Inc ..................     30,934
      42,031          Wyeth ........................................  1,937,629
                                                                    -----------
                      TOTAL CHEMICALS AND ALLIED PRODUCTS            17,280,231
                                                                    -----------
 COAL MINING--0.01%
         744          Consol Energy, Inc ...........................     13,824
                                                                    -----------
                      TOTAL COAL MINING                                  13,824
                                                                    -----------
 COMMUNICATIONS--2.80%
       2,500        * Cablevision Systems Corp (Class A) ...........     45,250
      19,127          Clear Channel Communications, Inc ............    732,564
      18,314        * Comcast Corp .................................    565,536
         624        * Entercom Communications Corp .................     27,968
         298       b* Focal Communications Corp WTS 12/14/07 .......          0
         286        * Fox Entertainment Group, Inc (Class A) .......      8,005
         735          Global Payments, Inc .........................     26,460
         200        * IDT Corp .....................................      3,536
       2,400       b* IMPSAT Fiber Networks, Inc ...................         24
      14,368        * InterActiveCorp ..............................    474,862
      22,896        * Nextel Communications, Inc (Class A) .........    450,822
       3,200        * Qwest Communications International, Inc ......     10,880
         600        * Sprint Corp (PCS Group) ......................      3,438
         300       b* U.S. Wireless Corp ...........................          0
       1,100        * UnitedGlobalcom, Inc (Class A) ...............      6,721
         533        * Univision Communications, Inc (Class A) ......     17,019
       6,686          Viacom, Inc (Class B) ........................    256,074
         383        * West Corp ....................................      9,112
          63       b* WorldCom, Inc (MCI Group) ....................         16
                                                                    -----------
                      TOTAL COMMUNICATIONS                            2,638,287
                                                                    -----------

 DEPOSITORY INSTITUTIONS--1.79%
      12,092          Citigroup, Inc ...............................    550,307
       1,058          Commerce Bancorp, Inc ........................     50,689
       9,386        * Concord EFS, Inc .............................    128,307
       1,899          Fifth Third Bancorp ..........................    105,338
       1,100          First Tennessee National Corp ................     46,706
         100          Hudson City Bancorp, Inc .....................      3,084
         278          Hudson United Bancorp ........................      9,777
         916          New York Community Bancorp, Inc ..............     28,863
         818          North Fork Bancorp, Inc ......................     28,426
       1,725          Northern Trust Corp ..........................     73,209
       5,472          Synovus Financial Corp .......................    136,745
       1,907          TCF Financial Corp ...........................     91,441
       8,211          Wells Fargo & Co .............................    422,867
         169          Westamerica Bancorp ..........................      7,512
                                                                    -----------
                      TOTAL DEPOSITORY INSTITUTIONS                   1,683,271
                                                                    -----------
 EATING AND DRINKING PLACES--0.63%
         989          Applebee's International, Inc ................     31,134
         641        * Aramark Corp (Class B) .......................     16,044
       9,478        * Brinker International, Inc ...................    316,186
         171          CBRL Group, Inc ..............................      6,067
       3,190          Darden Restaurants, Inc ......................     60,610
         881        * Krispy Kreme Doughnuts, Inc ..................     33,919
         561          Outback Steakhouse, Inc ......................     21,245
       1,188          Ruby Tuesday, Inc ............................     28,643
         974        * The Cheesecake Factory, Inc ..................     35,230
       1,264          Wendy's International, Inc ...................     40,827
                                                                    -----------
                      TOTAL EATING AND DRINKING PLACES                  589,905
                                                                    -----------
 EDUCATIONAL SERVICES--0.39%
       3,661        * Apollo Group, Inc (Class A) ..................    241,736
         642        * Career Education Corp ........................     29,083
       1,515        * DeVry, Inc ...................................     35,845
         523        * Education Management Corp ....................     30,161
         700        * ITT Educational Services, Inc ................     33,544
                                                                    -----------
                      TOTAL EDUCATIONAL SERVICES                        370,369
                                                                    -----------
 ELECTRIC, GAS, AND SANITARY SERVICES--0.06%
       3,233        * AES Corp .....................................     23,989
         746        * Allied Waste Industries, Inc .................      8,057

                       SEE NOTES TO FINANCIAL STATEMENTS

26  TIAA-CREF Institutional Mutual Funds  2003 ANNUAL REPORT

Statement of Investments - INSTITUTIONAL GROWTH EQUITY FUND - September 30, 2003
--------------------------------------------------------------------------------

      SHARES                                                            VALUE
      ------                                                            -----
 ELECTRIC, GAS AND SANITARY SERVICES--(CONTINUED)
         100          Kinder Morgan, Inc ...........................    $ 5,401
         405        * Stericycle, Inc ..............................     19,104
                                                                    -----------
                      TOTAL ELECTRIC, GAS, AND SANITARY SERVICES         56,551
                                                                    -----------
 ELECTRONIC AND OTHER ELECTRIC EQUIPMENT--14.19%
         500       b* ACT Manufacturing, Inc .......................         20
      17,988        * ADC Telecommunications, Inc ..................     41,912
         916        * Advanced Fibre Communications, Inc ...........     19,209
      16,978        * Agere Systems, Inc (Class B) .................     49,066
      17,543        * Altera Corp ..................................    331,563
         890        * AMIS Holdings, Inc ...........................     16,429
         995        * Amkor Technology, Inc ........................     14,139
         410        * Amphenol Corp (Class A) ......................     21,341
       2,988        * Applied Micro Circuits Corp ..................     14,552
      11,602        * Atmel Corp ...................................     46,524
       4,400        * CIENA Corp ...................................     26,004
       5,515        * Cypress Semiconductor Corp ...................     97,505
         250        * Energizer Holdings, Inc ......................      9,193
         407        * Fairchild Semiconductor International, Inc ...      6,748
       2,295        * Gemstar-TV Guide International, Inc ..........     10,855
     193,481          General Electric Co ..........................  5,767,669
         550          Harman International Industries, Inc .........     54,093
       1,091          Harris Corp ..................................     39,047
           7        * Hifn, Inc ....................................         52
         209        * Integrated Circuit Systems, Inc ..............      6,278
       1,042        * Integrated Device Technology, Inc ............     12,942
     109,643          Intel Corp ...................................  3,016,279
         276        * International Rectifier Corp .................     10,333
       1,421          Intersil Corp (Class A) ......................     33,820
       2,603        * Jabil Circuit, Inc ...........................     67,808
      36,196        * JDS Uniphase Corp ............................    130,306
       3,555        * LSI Logic Corp ...............................     31,959
      16,587          Maxim Integrated Products, Inc ...............    655,187
       2,552          Maytag Corp ..................................     63,723
       3,751          Microchip Technology, Inc ....................     89,799
       6,700        * Micron Technology, Inc .......................     89,914
       2,177          Molex, Inc ...................................     62,240
       2,890        * National Semiconductor Corp ..................     93,318
          49        * Nortel Networks Corp (U.S.) ..................        201
       7,845        * Novellus Systems, Inc ........................    264,769
         633        * Nvidia Corp ..................................     10,072
         643        * PMC-Sierra, Inc ..............................      8,482
         312        * Polycom, Inc .................................      5,182
         345        * QLogic Corp ..................................     16,218
       4,714          Qualcomm, Inc ................................    196,291
       1,100        * Rambus, Inc ..................................     18,458
         381          Rockwell Collins, Inc ........................      9,620
         845        * Sanmina-SCI Corp .............................      8,197
         100        * Silicon Laboratories, Inc ....................      4,495
      29,685        * Taiwan Semiconductor Manufacturing Co Ltd
                        (Spon ADR) .................................    321,489
       3,539        * Tellabs, Inc .................................     24,030
      66,487          Texas Instruments, Inc .......................  1,515,904
         732        * Utstarcom, Inc ...............................     23,285
       1,312        * Xilinx, Inc ..................................     37,405
                                                                    -----------
                      TOTAL ELECTRONIC AND OTHER ELECTRIC
                      EQUIPMENT                                       3,393,925
                                                                    -----------
 ENGINEERING AND MANAGEMENT SERVICES--0.90%
      18,463        * Accenture Ltd ................................    412,463
         272        * Affymetrix, Inc ..............................      5,709
       4,946        * BearingPoint, Inc ............................     39,469
         336        * Celgene Corp .................................     14,559
         100        * Corporate Executive Board Co .................      4,695
       1,370          Fluor Corp ...................................     51,142
          69        * Gartner, Inc (Class B) .......................        751
       2,039          Halliburton Co ...............................     49,446
       1,127        * Jacobs Engineering Group, Inc ................     50,828
       5,985          Paychex, Inc .................................    203,071
         500        * Pharmaceutical Product Development, Inc ......     11,995
                                                                    -----------
                      TOTAL ENGINEERING AND MANAGEMENT SERVICES         844,128
                                                                    -----------
 FABRICATED METAL PRODUCTS--0.09%
         689        * Alliant Techsystems, Inc .....................     33,106
         386          Danaher Corp .................................     28,510
         397          Illinois Tool Works, Inc .....................     26,305
                                                                    -----------
                      TOTAL FABRICATED METAL PRODUCTS                    87,921
                                                                    -----------
 FOOD AND KINDRED PRODUCTS--4.00%
       6,037          Anheuser-Busch Cos, Inc ......................    297,866
      13,872          Coca-Cola Co .................................    595,941
      13,153        * Constellation Brands, Inc (Class A) ..........    401,035
       2,421          General Mills, Inc ...........................    113,956
         200          H.J. Heinz Co ................................      6,856
       1,603          Hershey Foods Corp ...........................    116,506
       1,983          McCormick & Co, Inc (Non-Vote) ...............     54,374
       3,192          Pepsi Bottling Group, Inc ....................     65,691
      39,901          PepsiCo, Inc .................................  1,828,663
       6,008          Sara Lee Corp ................................    110,307
         459          Tootsie Roll Industries, Inc .................     14,229
       3,086          Wrigley (Wm.) Jr Co ..........................    170,656
                                                                    -----------
                      TOTAL FOOD AND KINDRED PRODUCTS                 3,776,080
                                                                    -----------
 FOOD STORES--0.28%
       6,947        * Starbucks Corp ...............................    200,074
       1,138        * Whole Foods Market, Inc ......................     62,795
                                                                    -----------
                      TOTAL FOOD STORES                                 262,869
                                                                    -----------
 FURNITURE AND FIXTURES--0.08%
       1,443          Herman Miller, Inc ...........................     32,857
         200          Hillenbrand Industries, Inc ..................     11,284
         134          HON Industries, Inc ..........................      4,953
          83          La-Z-Boy, Inc ................................      1,843
       1,111          Leggett & Platt, Inc .........................     24,031
                                                                    -----------
                      TOTAL FURNITURE AND FIXTURES                       74,968
                                                                    -----------
 FURNITURE AND HOME FURNISHINGS STORES--0.85%
       5,282        * Bed Bath & Beyond, Inc .......................    201,667
       6,777        * Best Buy Co, Inc .............................    322,043
       1,860          Pier 1 Imports, Inc ..........................     35,786
       5,003          RadioShack Corp ..............................    142,135
       3,902        * Williams-Sonoma, Inc .........................    105,276
                                                                    -----------
                      TOTAL FURNITURE AND HOMEFURNISHINGS STORES        806,907
                                                                    -----------
 GENERAL BUILDING CONTRACTORS--0.05%
         110        * NVR, Inc .....................................     51,315
                                                                    -----------
                      TOTAL GENERAL BUILDING CONTRACTORS                 51,315
                                                                    -----------
 GENERAL MERCHANDISE STORES--3.79%
       1,279        * 99 Cents Only Stores .........................     41,363
       1,160        * Big Lots, Inc ................................     18,340
       5,313        * Costco Wholesale Corp ........................    165,128
       5,005          Dollar General Corp ..........................    100,100
       4,064          Family Dollar Stores, Inc ....................    162,113
       2,205        * Kohl's Corp ..................................    117,968
       9,533          Target Corp ..................................    358,727
      46,831          Wal-Mart Stores, Inc .........................  2,615,511
                                                                    -----------
                      TOTAL GENERAL MERCHANDISE STORES                3,579,250
                                                                    -----------
 HEALTH SERVICES--1.60%
         600        * Apria Healthcare Group, Inc ..................     16,428
         163        * Community Health Systems, Inc ................      3,537
         383        * Coventry Health Care, Inc ....................     20,199
         450        * DaVita, Inc ..................................     14,324
      13,125        * Express Scripts, Inc .........................    802,594
       2,456        * First Health Group Corp ......................     64,224
       6,336          HCA, Inc .....................................    233,545

                        SEE NOTES TO FINANCIAL STATEMENTS

                      2003 ANNUAL REPORT TIAA-CREF Institutional Mutual Funds 27

Statement of Investments - INSTITUTIONAL GROWTH EQUITY FUND - September 30, 2003
--------------------------------------------------------------------------------

      SHARES                                                            VALUE
      ------                                                            -----
 HEALTH SERVICES--(CONTINUED)
       4,480          Health Management Associates, Inc (Class A) ..$    97,709
         500        * Healthsouth Corp .............................      1,475
       1,991        * Lincare Holdings, Inc ........................     72,970
         882          Manor Care, Inc ..............................     26,460
         797        * Renal Care Group, Inc ........................     27,218
       5,448        * Tenet Healthcare Corp ........................     78,887
         100        * Triad Hospitals, Inc .........................      3,028
         974        * Universal Health Services, Inc (Class B) .....     48,164
                                                                    -----------
                      TOTAL HEALTH SERVICES                           1,510,762
                                                                    -----------
 HOLDING AND OTHER INVESTMENT OFFICES--0.00%
         100        * Morgan Group Holding Co ......................         10
                                                                    -----------
                      TOTAL HOLDING AND OTHER INVESTMENT OFFICES             10
                                                                    -----------
 HOTELS AND OTHER LODGING PLACES--0.77%
      20,896          Starwood Hotels & Resorts Worldwide, Inc .....    727,181
                                                                    -----------
                      TOTAL HOTELS AND OTHER LODGING PLACES             727,181
                                                                    -----------
 INDUSTRIAL MACHINERY AND EQUIPMENT--10.85%
       3,614          3M Co ........................................    249,619
      40,794        * Applied Materials, Inc .......................    740,003
       9,130          Baker Hughes, Inc ............................    270,157
       2,710          Black & Decker Corp ..........................    109,891
     158,985        * Cisco Systems, Inc ...........................  3,106,567
       1,000        * Constellation 3D, Inc ........................          1
       2,149        * Cooper Cameron Corp ..........................     99,305
      45,314        * Dell, Inc ....................................  1,513,034
         559          Donaldson Co, Inc ............................     30,130
      33,642        * EMC Corp .....................................    424,898
         282        * Emulex Corp ..................................      7,183
         765        * FMC Technologies, Inc ........................     16,386
         925          Graco, Inc ...................................     34,734
       1,891        * Grant Prideco, Inc ...........................     19,269
      26,641          International Business Machines Corp .........  2,353,200
      19,952          International Game Technology ................    561,649
       1,067          ITT Industries, Inc ..........................     63,849
       4,514        * Lam Research Corp ............................     99,985
       1,194        * Lexmark International, Inc ...................     75,234
       1,800        * Maxtor Corp ..................................     21,906
         189        * National-Oilwell, Inc ........................      3,428
         972        * Network Appliance, Inc .......................     19,955
       1,042          Pall Corp ....................................     23,382
       2,683          Pitney Bowes, Inc ............................    102,813
       2,605        * Smith International, Inc .....................     93,728
       1,412        * Storage Technology Corp ......................     34,086
       2,142          Symbol Technologies, Inc .....................     25,597
       8,400        * Western Digital Corp .........................    108,276
         688        * Zebra Technologies Corp (Class A) ............     35,480
                                                                    -----------
                      TOTAL INDUSTRIAL MACHINERY AND EQUIPMENT       10,243,745
                                                                    -----------
 INSTRUMENTS AND RELATED PRODUCTS--4.66%
       2,340        * Agilent Technologies, Inc ....................     51,737
       4,954          Applera Corp (Applied Biosystems Group) ......    110,524
         700          Bard (C.R.), Inc .............................     49,700
         900          Bausch & Lomb, Inc ...........................     39,735
         100          Baxter International, Inc ....................      2,906
       1,083          Beckman Coulter, Inc .........................     49,320
         731          Becton Dickinson & Co ........................     26,404
       4,908          Biomet, Inc ..................................    164,958
      20,775        * Boston Scientific Corp .......................  1,325,445
         950          Dentsply International, Inc ..................     42,598
       1,483        * Edwards Lifesciences Corp ....................     40,160
         934        * Fisher Scientific International, Inc .........     37,070
         592          Guidant Corp .................................     27,735
      13,831          Medtronic, Inc ...............................    648,951
         756        * Mettler-Toledo International, Inc ............     27,178
       1,479        * Millipore Corp ...............................     68,123
         200          PerkinElmer, Inc .............................    $ 3,062
         100        * Respironics, Inc .............................      4,178
      16,643        * St. Jude Medical, Inc ........................    894,894
       2,103        * Steris Corp ..................................     48,411
         929          Tektronix, Inc ...............................     22,993
         960        * Thermo Electron Corp .........................     20,832
       2,045        * Varian Medical Systems, Inc ..................    117,547
       2,401        * Waters Corp ..................................     65,859
       9,281        * Zimmer Holdings, Inc                              511,383
                                                                    -----------
                      TOTAL INSTRUMENTS AND RELATED PRODUCTS          4,401,703
                                                                    -----------
 INSURANCE AGENTS, BROKERS AND SERVICE--0.10%
         928          Brown & Brown, Inc ...........................     28,564
       2,434          Gallagher (Arthur J.) & Co ...................     68,834
          24        * Medco Health Solutions, Inc ..................        622
                                                                    -----------
                      TOTAL INSURANCE AGENTS, BROKERS AND SERVICE        98,020
                                                                    -----------
 INSURANCE CARRIERS--3.15%
         257        * AdvancePCS ...................................     11,711
      13,811          Aetna, Inc ...................................    842,885
       4,856          Aflac, Inc ...................................    156,849
         714          Ambac Financial Group, Inc ...................     45,696
      10,661          American International Group, Inc ............    615,140
      16,193        * Anthem, Inc ..................................  1,155,047
         192          HCC Insurance Holdings, Inc ..................      5,583
       2,056          Progressive Corp .............................    142,090
           1          Travelers Property Casualty Corp (Class A) ...         16
                                                                    -----------
                      TOTAL INSURANCE CARRIERS                        2,975,017
                                                                    -----------
 LEATHER AND LEATHER PRODUCTS--0.11%
       1,606        * Coach, Inc ...................................     87,688
         396        * Timberland Co (Class A) ......................     16,893
                                                                    -----------
                      TOTAL LEATHER AND LEATHER PRODUCTS                104,581
                                                                    -----------
 METAL MINING--0.10%
         200          Freeport-McMoRan Copper & Gold, Inc (Class A)       6,620
       2,074          Newmont Mining Corp ..........................     81,073
         200        * Phelps Dodge Corp ............................      9,360
                                                                    -----------
                      TOTAL METAL MINING                                 97,053
                                                                    -----------
 MISCELLANEOUS RETAIL--0.94%
         270        * Barnes & Noble, Inc ..........................      6,861
         182        * Borders Group, Inc ...........................      3,443
       7,510        * eBay, Inc ....................................    401,860
       1,244          Michaels Stores, Inc .........................     50,705
         395          MSC Industrial Direct Co (Class A) ...........      8,236
         910          Omnicare, Inc ................................     32,815
       2,625          Petsmart, Inc ................................     59,588
       9,000        * Rite Aid Corp ................................     46,440
       8,650        * Staples, Inc .................................    205,438
       2,005          Tiffany & Co .................................     74,847
                                                                    -----------
                      TOTAL MISCELLANEOUS RETAIL                        890,233
                                                                    -----------
 NONDEPOSITORY INSTITUTIONS--4.79%
      25,971          American Express Co ..........................  1,170,253
       1,529        * AmeriCredit Corp .............................     15,749
         864          Doral Financial Corp .........................     40,608
      32,773          Fannie Mae ...................................  2,300,665
          18          Freddie Mac ..................................        942
      43,036          MBNA Corp ....................................    981,221
       1,005        * Providian Financial Corp .....................     11,849
                                                                    -----------
                      TOTAL NONDEPOSITORY INSTITUTIONS                4,521,287
                                                                    -----------
 NONMETALLIC MINERALS, EXCEPT FUELS--0.00%
         110          Vulcan Materials Co ..........................      4,390
                                                                    -----------
                      TOTAL NONMETALLIC MINERALS, EXCEPT FUELS            4,390
                                                                    -----------
 OIL AND GAS EXTRACTION--0.55%
       5,008          Apache Corp ..................................    347,255
         400        * BJ Services Co ...............................     13,668

                        SEE NOTES TO FINANCIAL STATEMENTS

28  TIAA-CREF Institutional Mutual Funds  2003 ANNUAL REPORT

Statement of Investments - INSTITUTIONAL GROWTH EQUITY FUND - September 30, 2003
--------------------------------------------------------------------------------

      SHARES                                                            VALUE
      ------                                                            -----
 OIL AND GAS EXTRACTION--(CONTINUED)
       1,700          Diamond Offshore Drilling, Inc ...............$    32,470
      14,700       b* Enron Corp ...................................        735
         220        * Magnum Hunter Resources, Inc Wts 03/21/05 ....         55
         156        * Newfield Exploration Co ......................      6,017
         688          Noble Energy, Inc ............................     26,350
       1,221        * Patterson-UTI Energy, Inc ....................     33,052
         800        * Pioneer Natural Resources Co .................     20,368
         900        * Rowan Cos, Inc ...............................     22,122
         583          Tidewater, Inc ...............................     16,499
         230        * Varco International, Inc .....................      3,889
                                                                    -----------
                      TOTAL OIL AND GAS EXTRACTION                      522,480
                                                                    -----------
 PAPER AND ALLIED PRODUCTS--0.17%
       3,080          Kimberly-Clark Corp ..........................    158,066
                                                                    -----------
                      TOTAL PAPER AND ALLIED PRODUCTS                   158,066
                                                                    -----------
 PERSONAL SERVICES--0.30%
       2,149          Cintas Corp ..................................     79,169
       4,788          H & R Block, Inc .............................    206,602
                                                                    -----------
                      TOTAL PERSONAL SERVICES                           285,771
                                                                    -----------
 PRINTING AND PUBLISHING--0.40%
       1,425          Dow Jones & Co, Inc ..........................     67,474
       1,177          Harte-Hanks, Inc .............................     21,704
       2,359          McGraw-Hill Cos, Inc .........................    146,565
         113          Meredith Corp ................................      5,217
       1,674          New York Times Co (Class A) ..................     72,752
         461          Scripps (E.W.) Co (Class A) ..................     39,231
         907          Wiley (John) & Sons, Inc (Class A) ...........     23,573
                                                                    -----------
                      TOTAL PRINTING AND PUBLISHING                     376,516
                                                                    -----------
 REAL ESTATE--0.02%
         445          St. Joe Co ...................................     14,276
                                                                    -----------
                      TOTAL REAL ESTATE                                  14,276
                                                                    -----------
 RUBBER AND MISCELLANEOUS PLASTICS PRODUCTS--0.19%
         947          Nike, Inc (Class B) ..........................     57,597
          60        * Packaging Dynamics Corp ......................        517
       2,605        * Sealed Air Corp ..............................    123,034
         500       b* Uniroyal Technology Corp .....................          1
                                                                    -----------
                      TOTAL RUBBER AND MISCELLANEOUS PLASTICS
                      PRODUCTS                                          181,149
                                                                    -----------
 SECURITY AND COMMODITY BROKERS--0.60%
         800          A.G. Edwards, Inc ............................     30,728
         369          Blackrock, Inc ...............................     18,081
      11,891          Charles Schwab Corp ..........................    141,622
       1,706        * E*trade Group, Inc ...........................     15,798
       1,049          Eaton Vance Corp .............................     35,121
       1,531          Federated Investors, Inc (Class B) ...........     42,409
       1,169          Investors Financial Services Corp ............     36,707
         106          LaBranche & Co, Inc ..........................      1,548
         730          Legg Mason, Inc ..............................     52,706
       1,410          Neuberger Berman, Inc ........................     59,037
         364          Nuveen Investments, Inc ......................     10,010
       1,428          SEI Investments Co ...........................     46,410
         742          T Rowe Price Group, Inc ......................     30,615
       1,978          Waddell & Reed Financial, Inc (Class A) ......     46,621
                                                                    -----------
                      TOTAL SECURITY AND COMMODITY BROKERS              567,413
                                                                    -----------
 STONE, CLAY, AND GLASS PRODUCTS--0.20%
      20,126        * Corning, Inc .................................    189,587
                                                                    -----------
                      TOTAL STONE, CLAY, AND GLASS PRODUCTS             189,587
                                                                    -----------
 TEXTILE MILL PRODUCTS--0.02%
         218        * Mohawk Industries, Inc .......................     15,548
                                                                    -----------
                      TOTAL TEXTILE MILL PRODUCTS                        15,548
                                                                    -----------
 TOBACCO PRODUCTS--0.78%
      16,722          Altria Group, Inc ............................    732,424
                                                                    -----------
                      TOTAL TOBACCO PRODUCTS                            732,424
                                                                    -----------
 TRANSPORTATION BY AIR--0.15%
         900        * JetBlue Airways Corp .........................     54,873
       4,942          Southwest Airlines Co ........................     87,473
                                                                    -----------
                      TOTAL TRANSPORTATION BY AIR                       142,346
                                                                    -----------
 TRANSPORTATION EQUIPMENT--1.57%
      12,388          Boeing Co ....................................    425,280
       1,432          Gentex Corp ..................................     49,891
         100        * Navistar International Corp ..................      3,728
         494          Polaris Industries, Inc ......................     36,630
      12,539          United Technologies Corp .....................    969,014
                                                                    -----------
                      TOTAL TRANSPORTATION EQUIPMENT                  1,484,543
                                                                    -----------
 TRANSPORTATION SERVICES--0.12%
       1,254          C.H. Robinson Worldwide, Inc .................     46,661
       1,907          Expeditors International Of Washington, Inc ..     65,620
                                                                    -----------
                      TOTAL TRANSPORTATION SERVICES                     112,281
                                                                    -----------
 TRUCKING AND WAREHOUSING--0.48%
         249        * Swift Transportation Co, Inc .................      5,650
       7,020          United Parcel Service, Inc (Class B) .........    447,876
                                                                    -----------
                      TOTAL TRUCKING AND WAREHOUSING                    453,526
                                                                    -----------
 WHOLESALE TRADE-DURABLE GOODS--2.88%
         453        * Apogent Technologies, Inc ....................      9,450
          85        * Brightpoint, Inc .............................      2,788
       1,065          CDW Corp .....................................     61,493
      52,348          Johnson & Johnson ............................  2,592,273
         980        * Patterson Dental Co ..........................     56,428
                                                                    -----------
                      TOTAL WHOLESALE TRADE-DURABLE GOODS             2,722,432
                                                                    -----------
 WHOLESALE TRADE-NONDURABLE GOODS--0.53%
         553          Brown-Forman Corp (Class B) ..................     43,741
         564        * Henry Schein, Inc ............................     31,979
         689        * Performance Food Group Co ....................     28,049
      12,138          Sysco Corp ...................................    397,034
                                                                    -----------
                      TOTAL WHOLESALE TRADE-NONDURABLE GOODS            500,803
                                                                    -----------
                      TOTAL COMMON STOCK
                       (COST $101,126,337)                           93,816,347
                                                                    -----------
                      TOTAL PORTFOLIO--99.35%
                       (COST $101,126,337)                           93,816,347

                      OTHER ASSETS & LIABILITIES, NET--0.65%            616,771
                                                                    -----------
                      NET ASSETS--100.00%                           $94,433,118
                                                                    ===========

------------
*  Non-income producing
b  In bankruptcy

At September 30, 2003, the aggregate cost of portfolio investments for federal income tax purposes was $107,419,105. Net unrealized depreciation of portfolio investments aggregated $13,602,758 of which $4,252,740 related to appreciated portfolio investments and $17,855,498 related to depreciated portfolio investments.


                        SEE NOTES TO FINANCIAL STATEMENTS

                    2003 ANNUAL REPORT  TIAA-CREF Institutional Mutual Funds  29

        Statement of Investments - INSTITUTIONAL GROWTH AND INCOME FUND -
                               September 30, 2003
--------------------------------------------------------------------------------

                               Summary by Industry
                                                            VALUE            %
--------------------------------------------------------------------------------
COMMON STOCK:
Amusement and Recreation Services ..................... $    252,660       0.05%
Building Materials and Garden Supplies ................   13,633,466       2.66
Business Services .....................................   35,071,664       6.83
Chemicals and Allied Products .........................   59,252,868      11.54
Communications ........................................   26,253,017       5.11
Depository Institutions ...............................   47,521,549       9.26
Eating and Drinking Places ............................    2,038,524       0.40
Electric, Gas, and Sanitary Services ..................   13,741,240       2.68
Electronic and Other Electric Equipment ...............   43,183,444       8.41
Engineering and Management Services ...................    6,126,237       1.19
Fabricated Metal Products .............................    1,192,087       0.23
Food and Kindred Products .............................   19,923,019       3.88
Food Stores ...........................................    1,053,288       0.21
Forestry ..............................................      695,555       0.14
Furniture and Fixtures ................................      233,604       0.05
Furniture and Homefurnishings Stores ..................    3,517,592       0.69
General Merchandise Stores ............................   20,792,577       4.05
Health Services .......................................      369,240       0.07
Heavy Construction, Except Building ...................    4,431,846       0.86
Holding and Other Investment Offices ..................    3,401,550       0.66
Hotels and Other Lodging Places .......................    1,348,287       0.26
Industrial Machinery and Equipment ....................   39,343,579       7.66
Instruments and Related Products ......................   16,439,414       3.20
Insurance Carriers ....................................   38,416,033       7.48
Leather and Leather Products ..........................    4,477,091       0.87
Lumber and Wood Products ..............................      336,936       0.07
Metal Mining ..........................................      224,640       0.04
Miscellaneous Retail ..................................    1,870,482       0.36
Motion Pictures .......................................    2,329,393       0.45
Nondepository Institutions ............................   27,740,595       5.40
Nonmetallic Minerals, Except Fuels ....................      227,487       0.04
Oil and Gas Extraction ................................    6,199,501       1.21
Paper and Allied Products .............................    3,037,440       0.59
Personal Services .....................................      340,586       0.07
Petroleum and Coal Products ...........................   21,480,411       4.18
Primary Metal Industries ..............................      346,470       0.07
Printing and Publishing ...............................    1,870,422       0.36
Railroad Transportation ...............................    1,676,130       0.33
Rubber and Miscellaneous Plastics Products ............      595,437       0.12
Security and Commodity Brokers ........................    4,775,491       0.93
Tobacco Products ......................................    2,417,598       0.47
Transportation By Air .................................      867,040       0.17
Transportation Equipment ..............................    8,251,862       1.61
Trucking and Warehousing ..............................    7,229,625       1.41
Wholesale Trade-Durable Goods .........................    8,685,466       1.69
Wholesale Trade-Nondurable Goods ......................    2,030,680       0.40
                                                        ------------     ------
TOTAL COMMON STOCK (COST $494,740,639) ................  505,243,123      98.41
                                                        ------------     ------
SHORT TERM INVESTMENT:
U.S. GOVERNMENT AND AGENCY ............................    3,289,911       0.64
                                                        ------------     ------
TOTAL SHORT TERM INVESTMENT (COST $3,290,000) .........    3,289,911       0.64
                                                        ------------     ------

TOTAL PORTFOLIO (COST $498,030,639) ...................  508,533,034      99.05
OTHER ASSETS & LIABILITIES, NET .......................    4,897,116       0.95
                                                        ------------     ------
NET ASSETS ............................................ $513,430,150     100.00%
                                                        ============     ======



      SHARES                                                            VALUE
      ------                                                            -----
COMMON STOCK--98.41%
 AMUSEMENT AND RECREATION SERVICES--0.05%
       6,000          Harrah's Entertainment, Inc ..................$   252,660
                                                                    -----------
                      TOTAL AMUSEMENT AND RECREATION SERVICES           252,660
                                                                    -----------
 BUILDING MATERIALS AND GARDEN SUPPLIES--2.66%
     133,200          Home Depot, Inc ..............................  4,242,420
     180,945          Lowe's Cos ...................................  9,391,046
                                                                    -----------
                      TOTAL BUILDING MATERIALS AND GARDEN SUPPLIES   13,633,466
                                                                    -----------
 BUSINESS SERVICES--6.83%
     109,600        * AOL Time Warner, Inc .........................  1,656,056
      33,400          Automatic Data Processing, Inc ...............  1,197,390
      42,000        * Cendant Corp .................................    784,980
      10,400        * Computer Sciences Corp .......................    390,728
      28,737          Electronic Data Systems Corp .................    580,487
       7,900          Equifax, Inc .................................    175,933
       1,200          IMS Health, Inc ..............................     25,320
      22,800        * Interpublic Group Of Cos, Inc ................    321,936
     547,884          Microsoft Corp ............................... 15,225,696
          48        * Novell, Inc ..................................        256
     700,439        * Oracle Corp ..................................  7,858,926
       6,100        * Robert Half International, Inc ...............    118,950
      35,354          SAP AG. (Spon ADR) ...........................  1,075,115
     177,700        * Sun Microsystems, Inc ........................    588,187
      71,439        * Symantec Corp ................................  4,502,086
      16,100        * Yahoo!, Inc ..................................    569,618
                                                                    -----------
                      TOTAL BUSINESS SERVICES                        35,071,664
                                                                    -----------
 CHEMICALS AND ALLIED PRODUCTS--11.54%
      20,762          Abbott Laboratories ..........................    883,423
      27,123          Air Products & Chemicals, Inc ................  1,223,247
     123,745        * Amgen, Inc ...................................  7,990,215
      87,260        * Amylin Pharmaceuticals, Inc ..................  2,464,222
       6,000          Avery Dennison Corp ..........................    303,120
      10,000        * Chiron Corp ..................................    516,900
       4,200          Eastman Chemical Co ..........................    140,700
      46,087        * Gilead Sciences, Inc .........................  2,577,646
      55,900          Gillette Co ..................................  1,787,682
       2,700          Great Lakes Chemical Corp ....................     54,297
       5,200          International Flavors & Fragrances, Inc ......    172,016
      20,547          Lilly (Eli) & Co .............................  1,220,492
      97,900          Merck & Co, Inc ..............................  4,955,698
     438,997          Pfizer, Inc .................................. 13,336,729
     126,656          Procter & Gamble Co .......................... 11,756,210
      12,086          Rohm & Haas Co ...............................    404,277
      80,400          Schering-Plough Corp .........................  1,225,296
     178,757          Wyeth ........................................  8,240,698
                                                                    -----------
                      TOTAL CHEMICALS AND ALLIED PRODUCTS            59,252,868
                                                                    -----------
 COMMUNICATIONS--5.11%
     142,037          AT&T Corp ....................................  3,060,897
       8,122        * Avaya, Inc ...................................     88,530
     100,756          BellSouth Corp ...............................  2,385,902
      34,442          Clear Channel Communications, Inc ............  1,319,129
     233,291        * Comcast Corp .................................  7,204,026
       1,700        * Level 3 Communications, Inc ..................      9,214
     228,900        * Lucent Technologies, Inc .....................    494,424
      93,300        * Qwest Communications International, Inc ......    317,220
     109,970          SBC Communications, Inc ......................  2,446,833
      56,900        * Sprint Corp (PCS Group) ......................    326,037
     188,519          Verizon Communications, Inc ..................  6,115,556
      64,889          Viacom, Inc (Class B) ........................  2,485,249
                                                                    -----------
                      TOTAL COMMUNICATIONS                           26,253,017
                                                                    -----------
 DEPOSITORY INSTITUTIONS--9.26%
      19,400          AmSouth Bancorp ..............................    411,668
      51,143          Bank Of America Corp .........................  3,991,200


                       SEE NOTES TO FINANCIAL STATEMENTS

30  TIAA-CREF Institutional Mutual Funds  2003 ANNUAL REPORT

        Statement of Investments - INSTITUTIONAL GROWTH AND INCOME FUND -
                               September 30, 2003
--------------------------------------------------------------------------------

      SHARES                                                            VALUE
      ------                                                            -----
 DEPOSITORY INSTITUTIONS--(CONTINUED)
      42,800          Bank Of New York Co, Inc .....................$ 1,245,908
      30,500          BB&T Corp ....................................  1,095,255
     362,216          Citigroup, Inc ............................... 16,484,450
       9,700          Comerica, Inc ................................    452,020
      31,380          Fifth Third Bancorp ..........................  1,740,649
      12,464          Huntington Bancshares, Inc ...................    246,663
      38,746          J.P. Morgan Chase & Co .......................  1,330,150
      23,600          KeyCorp ......................................    603,452
       8,900          North Fork Bancorp, Inc ......................    309,275
      15,300          SunTrust Banks, Inc ..........................    923,661
     353,277          U.S. Bancorp .................................  8,475,115
     196,395          Wachovia Corp ................................  8,089,510
      41,215          Wells Fargo & Co .............................  2,122,573
                                                                    -----------
                      TOTAL DEPOSITORY INSTITUTIONS                  47,521,549
                                                                    -----------
 EATING AND DRINKING PLACES--0.40%
       9,500          Darden Restaurants, Inc ......................    180,500
      69,600          McDonald's Corp ..............................  1,638,384
       6,800          Wendy's International, Inc ...................    219,640
                                                                    -----------
                      TOTAL EATING AND DRINKING PLACES                2,038,524
                                                                    -----------
 ELECTRIC, GAS, AND SANITARY SERVICES--2.68%
       6,900        * Allegheny Energy, Inc ........................     63,066
      11,519        * Allied Waste Industries, Inc .................    124,405
       9,000          Ameren Corp ..................................    386,190
      57,600          American Electric Power Co, Inc ..............  1,728,000
      12,600        * Calpine Corp .................................     61,614
       9,600          Cinergy Corp .................................    352,320
       8,400        * CMS Energy Corp ..............................     61,908
      12,500          Consolidated Edison, Inc .....................    509,500
       5,000          Dominion Resources, Inc ......................    309,500
       9,200          DTE Energy Co ................................    339,388
      49,700          Duke Energy Corp .............................    885,157
       3,100        * Dynegy, Inc (Class A) ........................     11,160
      39,626          E.ON AG. .....................................  1,933,536
      33,000          El Paso Corp .................................    240,900
      32,100          Entergy Corp .................................  1,738,215
       9,500          FPL Group, Inc ...............................    600,400
       8,700          KeySpan Corp .................................    305,196
      23,869       b* Mirant Corp ..................................     14,679
      14,283          NiSource, Inc ................................    285,374
         122        * NiSource, Inc (Sails) ........................        288
      19,668          Pinnacle West Capital Corp ...................    698,214
      13,100          Progress Energy, Inc .........................    582,426
         200        * Progress Energy, Inc (Cvo) ...................         90
      39,500          Southern Co ..................................  1,158,140
           1          Texas Genco Holdings, Inc ....................         24
      19,000          TXU Corp .....................................    447,640
      34,000          Waste Management, Inc ........................    889,780
       1,500          Williams Cos, Inc ............................     14,130
                                                                    -----------
                      TOTAL ELECTRIC, GAS, AND SANITARY SERVICES     13,741,240
                                                                    -----------
 ELECTRONIC AND OTHER ELECTRIC EQUIPMENT--8.41%
      43,356        * ADC Telecommunications, Inc ..................    101,019
      19,000        * Advanced Micro Devices, Inc ..................    211,090
      14,545        * AMIS Holdings, Inc ...........................    268,501
      62,300        * Broadcom Corp (Class A) ......................  1,658,426
      45,300        * CIENA Corp ...................................    267,723
      23,500          Emerson Electric Co ..........................  1,237,275
     606,047          General Electric Co .......................... 18,066,261
     357,291          Intel Corp ...................................  9,829,075
      78,700        * JDS Uniphase Corp ............................    283,320
      53,445          Maxim Integrated Products, Inc ...............  2,111,078
       4,300          Maytag Corp ..................................    107,371
      10,648          Molex, Inc ...................................    304,426
     128,000          Motorola, Inc ................................  1,532,160
       4,374        * Power-One, Inc ...............................     45,008
     222,263        * Taiwan Semiconductor Manufacturing Co Ltd
                        (Spon ADR) .................................  2,407,108
      22,900        * Tellabs, Inc .................................    155,491
     199,447          Texas Instruments, Inc .......................  4,547,392
       3,200        * Thomas & Betts Corp ..........................     50,720
                                                                    -----------
                      TOTAL ELECTRONIC AND OTHER ELECTRIC EQUIPMENT  43,183,444
                                                                    -----------
 ENGINEERING AND MANAGEMENT SERVICES--1.19%
     112,647        * Accenture Ltd ................................  2,516,534
     141,367          Monsanto Co ..................................  3,384,326
       4,100          Moody's Corp .................................    225,377
                                                                    -----------
                      TOTAL ENGINEERING AND MANAGEMENT SERVICES       6,126,237
                                                                    -----------
 FABRICATED METAL PRODUCTS--0.23%
       8,600          Crane Co .....................................    201,326
      27,452          Masco Corp ...................................    672,025
       3,200          Snap-On, Inc .................................     88,480
       7,800          Stanley Works ................................    230,256
                                                                    -----------
                      TOTAL FABRICATED METAL PRODUCTS                 1,192,087
                                                                    -----------
 FOOD AND KINDRED PRODUCTS--3.88%
       7,944          Anheuser-Busch Cos, Inc ......................    391,957
     134,900          Coca-Cola Co .................................  5,795,304
      23,500          Coca-Cola Enterprises, Inc ...................    447,910
       2,000          Coors (Adolph) Co (Class B) ..................    107,520
      68,774        * Dean Foods Co ................................  2,134,057
      80,426          General Mills, Inc ...........................  3,785,652
       6,100        * Hercules, Inc ................................     69,113
     156,917          PepsiCo, Inc .................................  7,191,506
                                                                    -----------
                      TOTAL FOOD AND KINDRED PRODUCTS                19,923,019
                                                                    -----------
 FOOD STORES--0.21%
      20,000          Albertson's, Inc .............................    411,400
      24,700        * Safeway, Inc .................................    566,618
       7,800          Winn-Dixie Stores, Inc .......................     75,270
                                                                    -----------
                      TOTAL FOOD STORES                               1,053,288
                                                                    -----------
 FORESTRY--0.14%
      11,900          Weyerhaeuser Co ..............................    695,555
                                                                    -----------
                      TOTAL FORESTRY                                    695,555
                                                                    -----------
 FURNITURE AND FIXTURES--0.05%
      10,800          Leggett & Platt, Inc .........................    233,604
                                                                    -----------
                      TOTAL FURNITURE AND FIXTURES                      233,604
                                                                    -----------
 FURNITURE AND HOMEFURNISHINGS STORES--0.69%
      71,677        * Best Buy Co, Inc .............................  3,406,091
      11,700          Circuit City Stores, Inc (Circuit City Group)     111,501
                                                                    -----------
                      TOTAL FURNITURE AND HOMEFURNISHINGS STORES      3,517,592
                                                                    -----------
 GENERAL MERCHANDISE STORES--4.05%
       4,300        * Big Lots, Inc ................................     67,983
       4,700          Dillard's, Inc (Class A) .....................     65,706
      11,500          Federated Department Stores, Inc .............    481,850
      15,700          J.C. Penney Co, Inc ..........................    335,509
      31,004        * Kohl's Corp ..................................  1,658,714
      37,800          May Department Stores Co .....................    931,014
         900          Sears Roebuck & Co ...........................     39,357
      90,100          Target Corp ..................................  3,390,463
     247,484          Wal-Mart Stores, Inc ......................... 13,821,981
                                                                    -----------
                      TOTAL GENERAL MERCHANDISE STORES               20,792,577
                                                                    -----------
 HEALTH SERVICES--0.07%
      25,500        * Tenet Healthcare Corp ........................    369,240
                                                                    -----------
                      TOTAL HEALTH SERVICES                             369,240
                                                                    -----------
 HEAVY CONSTRUCTION, EXCEPT BUILDING--0.86%
      61,530          Vinci S.A. ...................................  4,431,846
                                                                    -----------
                      TOTAL HEAVY CONSTRUCTION, EXCEPT BUILDING       4,431,846
                                                                    -----------
 HOLDING AND OTHER INVESTMENT OFFICES--0.66%
       5,100          Apartment Investment & Management Co (Class A)    200,736


                        SEE NOTES TO FINANCIAL STATEMENTS

                      2003 ANNUAL REPORT TIAA-CREF Institutional Mutual Funds 31

        Statement of Investments - INSTITUTIONAL GROWTH AND INCOME FUND -
                               September 30, 2003
--------------------------------------------------------------------------------

      SHARES                                                            VALUE
      ------                                                            -----
 HOLDING AND OTHER INVESTMENT OFFICES--(CONTINUED)
      22,400          Equity Office Properties Trust ...............$   616,672
      14,900          Equity Residential ...........................    436,272
      10,200          Plum Creek Timber Co, Inc ....................    259,488
      47,965          Washington Mutual, Inc .......................  1,888,382
                                                                    -----------
                      TOTAL HOLDING AND OTHER INVESTMENT OFFICES      3,401,550
                                                                    -----------
 HOTELS AND OTHER LODGING PLACES--0.26%
      21,000          Hilton Hotels Corp ...........................    340,620
      13,962          Marriott International, Inc (Class A) ........    600,785
      11,692          Starwood Hotels & Resorts Worldwide, Inc .....    406,882
                                                                    -----------
                      TOTAL HOTELS AND OTHER LODGING PLACES           1,348,287
                                                                    -----------
 INDUSTRIAL MACHINERY AND EQUIPMENT--7.66%
       7,800          3M Co ........................................    538,746
     184,442        * Applied Materials, Inc .......................  3,345,778
      64,945          Baker Hughes, Inc ............................  1,921,723
       4,200          Black & Decker Corp ..........................    170,310
     512,046        * Cisco Systems, Inc ........................... 10,005,379
      41,087          Deere & Co ...................................  2,190,348
      62,459        * Dell, Inc ....................................  2,085,506
     121,900        * EMC Corp .....................................  1,539,597
      17,800        * Gateway, Inc .................................    100,748
     172,013          Hewlett-Packard Co ...........................  3,330,172
     151,620          International Business Machines Corp ......... 13,392,595
      11,500          Pitney Bowes, Inc ............................    440,680
      46,100        * Solectron Corp ...............................    269,685
       1,200        * Xerox Corp ...................................     12,312
                                                                    -----------
                      TOTAL INDUSTRIAL MACHINERY AND EQUIPMENT        9,343,579
                                                                    -----------
 INSTRUMENTS AND RELATED PRODUCTS--3.20%
      25,100        * Agilent Technologies, Inc ....................    554,961
     103,656        * Boston Scientific Corp .......................  6,613,253
      16,300          Eastman Kodak Co .............................    341,322
       2,431        * Millipore Corp ...............................    111,972
      22,645          Raytheon Co ..................................    634,060
      74,731        * St. Jude Medical, Inc ........................  4,018,286
      75,600        * Zimmer Holdings, Inc .........................  4,165,560
                                                                    -----------
                      TOTAL INSTRUMENTS AND RELATED PRODUCTS         16,439,414
                                                                    -----------
 INSURANCE CARRIERS--7.48%
     141,799          Aetna, Inc ...................................  8,653,993
     101,945          American International Group, Inc ............  5,882,227
      76,805        * Anthem, Inc ..................................  5,478,501
       7,700          Cigna Corp ...................................    343,805
      15,500          Hartford Financial Services Group, Inc .......    815,765
       7,700          Jefferson-Pilot Corp .........................    341,726
      10,400          Lincoln National Corp ........................    367,952
      10,300          Loews Corp ...................................    415,811
     169,540          Safeco Corp ..................................  5,977,980
      59,894          St. Paul Cos, Inc ............................  2,217,875
     483,698          Travelers Property Casualty Corp (Class B) ...  7,681,124
      16,200          UnumProvident Corp ...........................    239,274
                                                                    -----------
                      TOTAL INSURANCE CARRIERS                       38,416,033
                                                                    -----------
 LEATHER AND LEATHER PRODUCTS--0.87%
      81,998        * Coach, Inc ...................................  4,477,091
                                                                    -----------
                      TOTAL LEATHER AND LEATHER PRODUCTS              4,477,091
                                                                    -----------
 LUMBER AND WOOD PRODUCTS--0.07%
      13,900          GEORGIA-PACIFIC CORP .........................    336,936
                                                                    -----------
                      TOTAL LUMBER AND WOOD PRODUCTS                    336,936
                                                                    -----------
 METAL MINING--0.04%
       4,800        * Phelps Dodge Corp ............................    224,640
                                                                    -----------
                      TOTAL METAL MINING                                224,640
                                                                    -----------
 MISCELLANEOUS RETAIL--0.36%
      12,600        * Toys "R" Us, Inc .............................    151,578
      56,100          Walgreen Co ..................................  1,718,904
                                                                    -----------
                      TOTAL MISCELLANEOUS RETAIL                      1,870,482
                                                                    -----------
 MOTION PICTURES--0.45%
     115,488          Walt Disney Co ...............................  2,329,393
                                                                    -----------
                      TOTAL MOTION PICTURES                           2,329,393
                                                                    -----------
 NONDEPOSITORY INSTITUTIONS--5.40%
     155,426          American Express Co ..........................  7,003,496
      13,000          Capital One Financial Corp ...................    741,520
     186,543          Fannie Mae ................................... 13,095,319
     302,643          MBNA Corp ....................................  6,900,260
                                                                    -----------
                      TOTAL NONDEPOSITORY INSTITUTIONS               27,740,595
                                                                    -----------
 NONMETALLIC MINERALS, EXCEPT FUELS--0.04%
       5,700          Vulcan Materials Co ..........................    227,487
                                                                    -----------
                      TOTAL NONMETALLIC MINERALS, EXCEPT FUELS          227,487
                                                                    -----------
 OIL AND GAS EXTRACTION--1.21%
       9,300          Anadarko Petroleum Corp ......................    388,368
      35,636          Apache Corp ..................................  2,471,000
      51,572          Burlington Resources, Inc ....................  2,485,770
       5,500          Kerr-McGee Corp ..............................    245,520
         100        * Noble Corp ...................................      3,399
       3,000        * Rowan Cos, Inc ...............................     73,740
       3,500          Schlumberger Ltd .............................    169,400
      17,800        * Transocean, Inc ..............................    356,000
         200          Unocal Corp ..................................      6,304
                                                                    -----------
                      TOTAL OIL AND GAS EXTRACTION                    6,199,501
                                                                    -----------
 PAPER AND ALLIED PRODUCTS--0.59%
       2,900          Bemis Co .....................................    128,470
       3,200          Boise Cascade Corp ...........................     88,320
      26,200          International Paper Co .......................  1,022,324
      29,247          Kimberly-Clark Corp ..........................  1,500,956
      10,900          MeadWestvaco Corp ............................    277,950
         400          Temple-Inland, Inc ...........................     19,420
                                                                    -----------
                      TOTAL PAPER AND ALLIED PRODUCTS                 3,037,440
                                                                    -----------
 PERSONAL SERVICES--0.07%
       9,245          Cintas Corp ..................................    340,586
                                                                    -----------
                      TOTAL PERSONAL SERVICES                           340,586
                                                                    -----------
PETROLEUM AND COAL PRODUCTS--4.18%
       4,900          Amerada Hess Corp ............................    245,490
       4,000          Ashland, Inc .................................    131,400
      24,019          ChevronTexaco Corp ...........................  1,716,158
      61,400          ConocoPhillips ...............................  3,361,650
     437,861          ExxonMobil Corp .............................. 16,025,713
                                                                    -----------
                      TOTAL PETROLEUM AND COAL PRODUCTS              21,480,411
                                                                    -----------
 PRIMARY METAL INDUSTRIES--0.07%
       4,400          Allegheny Technologies, Inc ..................     28,820
      12,668        * Andrew Corp ..................................    155,690
       5,600          United States Steel Corp .....................    102,928
       4,700          Worthington Industries, Inc ..................     59,032
                                                                    -----------
                      TOTAL PRIMARY METAL INDUSTRIES                    346,470
                                                                    -----------
 PRINTING AND PUBLISHING--0.36%
      15,200          Gannett Co, Inc ..............................  1,178,912
      27,805          R.R. Donnelley & Sons Co .....................    691,510
                                                                    -----------
                      TOTAL PRINTING AND PUBLISHING                   1,870,422
                                                                    -----------
 RAILROAD TRANSPORTATION--0.33%
      20,400          Burlington Northern Santa Fe Corp ............    588,948
      12,768          CSX Corp .....................................    373,464
      21,600          Norfolk Southern Corp ........................    399,600
       5,400          Union Pacific Corp ...........................    314,118
                                                                    -----------
                      TOTAL RAILROAD TRANSPORTATION                   1,676,130
                                                                    -----------


                       SEE NOTES TO FINANCIAL STATEMENTS

32  TIAA-CREF Institutional Mutual Funds  2003 ANNUAL REPORT

        Statement of Investments - INSTITUTIONAL GROWTH AND INCOME FUND -
                               September 30, 2003
--------------------------------------------------------------------------------

      SHARES                                                            VALUE
      ------                                                            -----
 RUBBER AND MISCELLANEOUS PLASTICS PRODUCTS--0.12%
       4,000          Cooper Tire & Rubber Co ......................$    63,480
      10,300        * Goodyear Tire & Rubber Co ....................     67,671
      34,700          Tupperware Corp ..............................    464,286
                                                                   ------------
                      TOTAL RUBBER AND MISCELLANEOUS
                      PLASTICS PRODUCTS                                 595,437
                                                                   ------------
 SECURITY AND COMMODITY BROKERS--0.93%
       2,600          Bear Stearns Cos, Inc ........................    194,480
      26,178          Goldman Sachs Group, Inc .....................  2,196,334
      28,606          Lehman Brothers Holdings, Inc ................  1,976,102
       8,097          Morgan Stanley ...............................    408,575
                                                                   ------------
                      TOTAL SECURITY AND COMMODITY BROKERS            4,775,491
                                                                   ------------
 TOBACCO PRODUCTS--0.47%
      51,100          Altria Group, Inc ............................  2,238,180
       5,100          UST, Inc .....................................    179,418
                                                                   ------------
                      TOTAL TOBACCO PRODUCTS                          2,417,598
                                                                   ------------
 TRANSPORTATION BY AIR--0.17%
       7,300        * Delta Air Lines, Inc .........................     97,090
      43,500          Southwest Airlines Co ........................    769,950
                                                                   ------------
                      TOTAL TRANSPORTATION BY AIR                       867,040
                                                                   ------------
 TRANSPORTATION EQUIPMENT--1.61%
      79,149          Autoliv, Inc .................................  2,387,925
      47,000          Boeing Co ....................................  1,613,510
       8,317          Dana Corp ....................................    128,331
      30,800          Delphi Corp ..................................    278,740
       9,500          Genuine Parts Co .............................    303,810
       8,200          Goodrich Corp ................................    198,768
      47,607          Honeywell International, Inc .................  1,254,444
      25,300          Lockheed Martin Corp .........................  1,167,595
      10,110          Northrop Grumman Corp ........................    871,684
       7,130          Visteon Corp .................................     47,055
                                                                   ------------
                      TOTAL TRANSPORTATION EQUIPMENT                  8,251,862
                                                                   ------------
 TRUCKING AND WAREHOUSING--1.41%
     113,317          United Parcel Service, Inc (Class B) .........  7,229,625
                                                                   ------------
                      TOTAL TRUCKING AND WAREHOUSING                  7,229,625
                                                                   ------------
 WHOLESALE TRADE-DURABLE GOODS--1.69%
     170,592          Johnson & Johnson ............................  8,447,716
       5,000          W.W. Grainger, Inc ...........................    237,750
                                                                   ------------
                      TOTAL WHOLESALE TRADE-DURABLE GOODS             8,685,466
                                                                   ------------
 WHOLESALE TRADE-NONDURABLE GOODS--0.40%
      31,826          Altana AG. ...................................  2,030,680
                                                                   ------------
                      TOTAL WHOLESALE TRADE-NONDURABLE GOODS          2,030,680
                                                                   ------------
                      TOTAL COMMON STOCK
                       (COST $494,740,639)                          505,243,123
                                                                   ------------


   PRINCIPAL
   ---------
SHORT TERM INVESTMENT--0.64%
 U.S. GOVERNMENT AND AGENCY--0.64%
                      Federal Home Loan Bank (FHLB)
  $3,290,000           1.010%,10/01/03 ............................   3,289,911
                                                                   ------------
                      TOTAL U.S. GOVERNMENT AND AGENCY                3,289,911
                                                                   ------------
                      TOTAL SHORT TERM INVESTMENT
                       (COST $3,290,000)                              3,289,911
                                                                   ------------
                      TOTAL PORTFOLIO--99.05%
                       (COST $498,030,639)                          508,533,034

                      OTHER ASSETS & LIABILITIES, NET--0.95%          4,897,116
                                                                   ------------
                      NET ASSETS--100.00%                          $513,430,150
                                                                   ============

------------
*  Non-income producing
b  In bankruptcy

At September 30, 2003, the aggregate cost of portfolio investments for federal income tax purposes was $506,292,224. Net unrealized appreciation of portfolio investments aggregated $2,240,810 of which $30,418,112 related to appreciated portfolio investments and $28,177,302 related to depreciated portfolio investments.

                        SEE NOTES TO FINANCIAL STATEMENTS

                      2003 ANNUAL REPORT TIAA-CREF Institutional Mutual Funds 33

      Statement of Investments - INSTITUTIONAL INTERNATIONAL EQUITY FUND -
                               September 30, 2003
--------------------------------------------------------------------------------

                               Summary by Industry
                                                           VALUE            %
--------------------------------------------------------------------------------
PREFERRED STOCK:
Printing and Publishing .............................  $    831,695       0.22%
                                                       ------------     ------
TOTAL PREFERRED STOCK (COST $755,593) ...............       831,695       0.22
                                                       ------------     ------
COMMON STOCK:
Apparel and Other Textile Products ..................       451,569       0.12
Building Materials and Garden Supplies ..............     3,765,676       0.99
Business Services ...................................    27,965,790       7.36
Chemicals and Allied Products .......................    39,858,835      10.49
Coal Mining .........................................       838,013       0.22
Communications ......................................    24,250,805       6.38
Depository Institutions .............................    59,600,882      15.69
Electric, Gas, and Sanitary Services ................    18,409,342       4.85
Electronic and Other Electric Equipment .............    30,880,557       8.13
Engineering and Management Services .................     3,175,765       0.84
Fabricated Metal Products ...........................     5,231,713       1.38
Food and Kindred Products ...........................    11,631,148       3.06
Food Stores .........................................     1,968,296       0.52
Furniture and Homefurnishings Stores ................        83,248       0.02
General Building Contractors ........................     1,804,405       0.47
General Merchandise Stores ..........................       778,583       0.20
Heavy Construction, Except Building .................     8,261,111       2.17
Holding and Other Investment Offices ................    12,035,574       3.17
Industrial Machinery and Equipment ..................    10,580,153       2.79
Instruments and Related Products ....................    13,749,708       3.63
Insurance Carriers ..................................    14,465,156       3.81
Leather and Leather Products ........................     1,026,163       0.27
Local and Interurban Passenger Transit ..............     1,099,288       0.29
Lumber and Wood Products ............................       126,572       0.03
Metal Mining ........................................     4,141,345       1.09
Miscellaneous Manufacturing Industries ..............       443,591       0.12
Miscellaneous Retail ................................       599,517       0.16
Nondepository Institutions ..........................     2,171,070       0.57
Oil and Gas Extraction ..............................     7,935,495       2.09
Paper and Allied Products ...........................     1,672,546       0.44
Petroleum and Coal Products .........................    17,171,128       4.52
Primary Metal Industries ............................     2,565,099       0.68
Printing and Publishing .............................       803,841       0.21
Railroad Transportation .............................     1,133,309       0.30
Real Estate .........................................     2,118,360       0.56
Rubber and Miscellaneous Plastics Products ..........     1,338,227       0.35
Security and Commodity Brokers ......................    11,056,955       2.91
Special Trade Contractors ...........................       392,499       0.10
Stone, Clay, and Glass Products .....................       240,926       0.06
Textile Mill Products ...............................       737,887       0.19
Tobacco Products ....................................       196,035       0.05
Transportation By Air ...............................       232,547       0.06
Transportation Equipment ............................     9,235,501       2.43
Trucking and Warehousing ............................     1,213,713       0.32
Water Transportation ................................       406,591       0.11
Wholesale Trade-Durable Goods .......................       420,713       0.11
Wholesale Trade-Nondurable Goods ....................    15,015,081       3.95
                                                       ------------     ------
TOTAL COMMON STOCK (COST $355,292,598) ..............   373,280,328      98.26
                                                       ------------     ------
SHORT TERM INVESTMENT
U.S. Government and Agency ..........................     1,559,958       0.41
                                                       ------------     ------
TOTAL SHORT TERM INVESTMENT (COST $1,560,000) .......     1,559,958       0.41
                                                       ------------     ------

TOTAL PORTFOLIO (COST $357,608,191) .................   375,671,981      98.89
OTHER ASSETS & LIABILITIES, NET .....................     4,217,151       1.11
                                                       ------------     ------
NET ASSETS ..........................................  $379,889,132     100.00%
                                                       ============     ======

                               Summary by Country
                                                           VALUE            %
--------------------------------------------------------------------------------
FOREIGN:
Australia ...........................................  $ 18,237,535       4.85%
Belgium .............................................       162,229       0.04
China ...............................................       838,013       0.22
Denmark .............................................       512,033       0.14
Finland .............................................    10,580,591       2.82
France ..............................................    28,084,413       7.48
Germany .............................................    26,695,767       7.11
Hong Kong ...........................................     4,198,734       1.12
Ireland .............................................       830,241       0.22
Italy ...............................................     6,430,925       1.71
Japan ...............................................    82,741,370      22.03
Netherlands .........................................    18,756,698       4.99
New Zealand .........................................     1,327,946       0.35
Portugal ............................................       763,473       0.20
Singapore ...........................................     1,755,601       0.47
Spain ...............................................    11,012,956       2.93
Sweden ..............................................     7,684,979       2.05
Switzerland .........................................    53,311,675      14.19
Taiwan ..............................................     2,468,852       0.66
United Kingdom ......................................    97,717,992      26.01
                                                        -----------     ------
TOTAL FOREIGN .......................................   374,112,023      99.59
SHORT TERM INVESTMENT ...............................     1,559,958       0.41
                                                       ------------     ------
TOTAL PORTFOLIO .....................................  $375,671,981     100.00%
                                                       ============     ======

      SHARES                                                            VALUE
      ------                                                            -----
PREFERRED STOCK--0.22%
 PRINTING AND PUBLISHING--0.22%
     122,632          News Corp Ltd ............................   $    831,695
                                                                   ------------
                      TOTAL PRINTING AND PUBLISHING                     831,695
                                                                   ------------
                      TOTAL PREFERRED STOCK
                       (COST $755,593)                                  831,695
                                                                   ------------
COMMON STOCK--98.26%
 APPAREL AND OTHER TEXTILE PRODUCTS--0.12%
      61,000          Kuraray Co Ltd ...........................        451,569
                                                                   ------------
                      TOTAL APPAREL AND OTHER TEXTILE PRODUCTS          451,569
                                                                   ------------
 BUILDING MATERIALS AND GARDEN SUPPLIES--0.99%
     322,758          WOLSELEY PLC .............................      3,765,676
                                                                   ------------
                      TOTAL BUILDING MATERIALS AND GARDEN SUPPLIES    3,765,676
                                                                   ------------
 BUSINESS SERVICES--7.36%
     116,815          Adecco S.A. (Regd) .......................      5,771,754
      29,802          SAP AG. ..................................       ,639,956
      15,931          SGS Societe Generale Surveillance
                        Holdings S.A. ..........................      8,299,658
      75,000          Seiko Epson Corp .........................      2,336,302
      76,000          Tokyu Corp ...............................        312,939
     901,985          WPP Group plc ............................      7,605,181
                                                                   ------------
                      TOTAL BUSINESS SERVICES                        27,965,790
                                                                   ------------
 CHEMICALS AND ALLIED PRODUCTS--10.49%
     218,720          Akzo Nobel NV ............................      6,818,595
      97,000          Asahi Kasei Corp .........................        365,546
      67,085          AstraZeneca plc (United Kingdom) .........      2,833,187
      20,000          Dainippon Ink & Chemicals, Inc ...........         39,565
     353,348          GlaxoSmithKline plc ......................      7,332,284
      85,200          Kao Corp .................................      1,799,866
      10,667          L'Oreal S.A. .............................        728,565
     362,000          Mitsubishi Chemical Corp .................        787,414
      18,000          Nippon Sanso Corp ........................         67,028
      93,581          Novartis AG. (Regd) ......................      3,621,073
     432,116          Reckitt Benckiser plc ....................      8,686,802
       1,030          Roche Holding AG. (Genusscheine) .........         85,404


                       SEE NOTES TO FINANCIAL STATEMENTS

34  TIAA-CREF Institutional Mutual Funds  2003 ANNUAL REPORT

      Statement of Investments - INSTITUTIONAL INTERNATIONAL EQUITY FUND -
                               September 30, 2003
--------------------------------------------------------------------------------
      SHARES                                                            VALUE
      ------                                                            -----
 CHEMICALS AND ALLIED PRODUCTS--(CONTINUED)
      34,000          Sankyo Co Ltd .............................. $    495,779
         900          Shin-Etsu Chemical Co Ltd ..................       33,836
     105,000          Shionogi & Co Ltd ..........................    1,823,390
      40,000          Shiseido Co Ltd ............................      456,161
      76,000          Showa Denko KK .............................      143,544
      73,500          Takeda Chemical Industries Ltd .............    2,677,751
      50,000          Teijin Ltd .................................      136,956
     258,000          Toray Industries, Inc ......................      926,089
                                                                   ------------
                      TOTAL CHEMICALS AND ALLIED PRODUCTS            39,858,835
                                                                   ------------
 COAL MINING--0.22%
     337,990          Byd Co Ltd (H Shs) .........................      838,013
                                                                   ------------
                      TOTAL COAL MINING                                 838,013
                                                                   ------------
 COMMUNICATIONS--6.38%
   1,663,482          BT Group plc ...............................    4,974,676
     394,549        * British Sky Broadcasting Group plc .........    4,028,070
     504,523        * Ericsson (LM) (B Shs) ......................      737,016
      13,892        * France Telecom S.A. ........................      319,514
         343          KDDI Corp ..................................    1,737,797
         708          NTT Docomo, Inc ............................    1,730,153
         123          Nippon Telegraph & Telephone Corp ..........      557,114
       9,150          Nippon Television Network Corp .............    1,338,325
     228,802          TIM S.p.A. .................................    1,063,141
     433,292          Telecom Corp of New Zealand Ltd ............    1,327,946
     273,407          Telefonica S.A. ............................    3,228,536
   1,609,344          Vodafone Group plc .........................    3,208,517
                                                                   ------------
                      TOTAL COMMUNICATIONS                           24,250,805
                                                                   ------------
 DEPOSITORY INSTITUTIONS--15.69%
     301,324          ABN Amro Holding NV ........................    5,561,872
      48,163          Allied Irish Banks plc .....................      709,516
       3,000        * Ashikaga Financial Group, Inc ..............        3,706
      75,714          Australia & New Zealand Banking Group Ltd ..      919,884
      56,684          BNP Paribas ................................    2,779,077
     152,000          BOC Hong Kong Holdings Ltd .................      219,840
     182,406          Banco Bilbao Vizcaya Argentaria S.A. .......    1,882,049
     366,254          Banco Comercial Portugues S.A. (Regd) ......      763,473
     696,205          Banco Santander Central Hispano S.A. .......    5,902,372
      10,104          Bank Of Ireland (Dublin) ...................      120,725
     265,000          Bank Of Yokohama Ltd .......................    1,010,518
     190,492          Barclays plc ...............................    1,461,362
      64,276          Commonwealth Bank of Australia .............    1,205,095
      57,034          Credit Agricole S.A. .......................    1,111,189
      24,055          DBS Group Holdings Ltd .....................      179,520
      26,871          Danske Bank a/s ............................      512,033
       9,535          Fortis .....................................      162,229
     531,111          HSBC Holdings plc (United Kingdom) .........    7,001,747
     127,900          Hang Seng Bank Ltd .........................    1,569,062
     107,000          Joyo Bank Ltd ..............................      340,975
     116,563          Lloyds TSB Group plc .......................      801,259
     305,000          Mitsubishi Securities Co Ltd ...............    2,874,860
         382          Mitsubishi Tokyo Financial Group, Inc ......    2,410,688
      78,580          National Australia Bank Ltd ................    1,638,156
      32,956          Nordea AB (Sweden) .........................      187,884
      31,000          Oversea-Chinese Banking Corp Ltd ...........      200,862
     320,096          Royal Bank Of Scotland Group plc ...........    8,136,655
      74,000          Shizuoka Bank Ltd ..........................      534,557
      10,674          Societe Generale ...........................      711,019
     496,799          Standard Chartered plc .....................    6,937,335
      11,518          UBS AG. (Regd) .............................      646,285
      73,000          United Overseas Bank Ltd ...................      565,908
      49,172          Westpac Banking Corp .......................      539,170
                                                                   ------------
                      TOTAL DEPOSITORY INSTITUTIONS                  59,600,882
                                                                   ------------
 ELECTRIC, GAS, AND SANITARY SERVICES--4.85%
      82,000          Chubu Electric Power Co, Inc ...............    1,600,143
     179,013          E.ON AG. ...................................    8,734,874
       8,300          Kansai Electric Power Co, Inc ..............      141,757
      64,000          Kyushu Electric Power Co, Inc ..............    1,051,246
      30,322          Puma AG. Rudolf Dassler Sport ..............    3,838,004
      65,400          Tokyo Electric Power Co, Inc ...............    1,399,150
      51,994          United Utilities plc .......................      396,497
      52,913        * Vivendi Universal S.A. .....................      936,621
          81          West Japan Railway Co ......................      311,050
                                                                   ------------
                      TOTAL ELECTRIC, GAS, AND SANITARY SERVICES     18,409,342
                                                                   ------------
 ELECTRONIC AND OTHER ELECTRIC EQUIPMENT--8.13%
           3        * ARM Holdings plc ...........................            5
     339,649        * ASML Holding NV ............................    4,449,804
      20,345          Advantest Corp .............................    1,349,474
           1        * Epcos AG. ..................................           17
      21,900          Hirose Electric Co Ltd .....................    2,244,596
      40,200          Kyocera Corp ...............................    2,374,972
      72,000          Matsushita Electric Industrial Co Ltd ......      866,849
      35,000          Matsushita Electric Works Ltd ..............      242,805
      17,000          NEC Electronics Corp .......................    1,161,080
     687,259          Nokia Oyj ..................................   10,580,591
     141,000          Sony Corp ..................................    4,922,347
   1,253,360        * Taiwan Semiconductor Manufacturing Co Ltd ..    2,468,852
      12,580          Thomson ....................................      219,165
                                                                   ------------
                      TOTAL ELECTRONIC AND OTHER ELECTRIC
                      EQUIPMENT                                      30,880,557
                                                                   ------------
 ENGINEERING AND MANAGEMENT SERVICES--0.84%
   1,278,595          Michael Page International plc .............    3,175,765
                                                                   ------------
                      TOTAL ENGINEERING AND MANAGEMENT SERVICES       3,175,765
                                                                   ------------
 FABRICATED METAL PRODUCTS--1.38%
      14,100          Geberit AG. (Regd) .........................    5,231,713
                                                                   ------------
                      TOTAL FABRICATED METAL PRODUCTS                 5,231,713
                                                                   ------------
 FOOD AND KINDRED PRODUCTS--3.06%
     142,000          Ajinomoto Co, Inc ..........................    1,460,484
      33,600          Asahi Breweries Ltd ........................      247,831
     267,600          Coca-Cola Amatil Ltd .......................    1,036,036
      34,762          Groupe Danone ..............................    5,303,152
       9,000          Kirin Brewery Co Ltd .......................       68,881
       2,741          Nestle S.A. (Regd) .........................      632,012
      30,448          Pernod-Ricard ..............................    2,882,752
                                                                   ------------
                      TOTAL FOOD AND KINDRED PRODUCTS                11,631,148
                                                                   ------------
 FOOD STORES--0.52%
          39        * Casino Guichard-Perrachon A Wts 12/15/03 ...            2
          39        * Casino Guichard-Perrachon B Wts 12/15/05 ...           44
      26,000          Ito-Yokado Co Ltd ..........................      865,775
       3,000        * Mycal Corp .................................           27
     169,117          Sainsbury (J) plc ..........................      762,134
      84,994          Tesco plc ..................................      340,314
                                                                   ------------
                      TOTAL FOOD STORES                               1,968,296
                                                                   ------------
 FURNITURE AND HOMEFURNISHINGS STORES--0.02%
      15,000          Hitachi Ltd ................................       83,248
                                                                   ------------
                      TOTAL FURNITURE AND HOMEFURNISHINGS STORES         83,248
                                                                   ------------
 GENERAL BUILDING CONTRACTORS--0.47%
     836,808          Allgreen Properties Ltd ....................      493,792
     168,100          Sumitomo Realty & Development Co Ltd .......    1,310,613
                                                                   ------------
                      TOTAL GENERAL BUILDING CONTRACTORS              1,804,405
                                                                   ------------
 GENERAL MERCHANDISE STORES--0.20%
       3,000          Aeon Co Ltd ................................       78,951
      32,000          Daimaru, Inc ...............................      183,324
      95,418          Marks & Spencer Group plc ..................      485,094
           1          Metro AG. ..................................           36

                        SEE NOTES TO FINANCIAL STATEMENTS

                    2003 ANNUAL REPORT  TIAA-CREF Institutional Mutual Funds  35

      Statement of Investments - INSTITUTIONAL INTERNATIONAL EQUITY FUND -
                               September 30, 2003
--------------------------------------------------------------------------------
      SHARES                                                            VALUE
      ------                                                            -----
 GENERAL MERCHANDISE STORES--(CONTINUED)
       4,500          Takashimaya Co Ltd ......................... $     31,178
                                                                   ------------
                      TOTAL GENERAL MERCHANDISE STORES                  778,583
                                                                   ------------
 HEAVY CONSTRUCTION, EXCEPT BUILDING--2.17%
     114,694          Vinci S.A. .................................    8,261,111
                                                                   ------------
                      TOTAL HEAVY CONSTRUCTION, EXCEPT BUILDING       8,261,111
                                                                   ------------
 HOLDING AND OTHER INVESTMENT OFFICES--3.17%
      88,189          Deutsche Office Trust ......................       66,257
      47,500          Hutchison Whampoa Ltd ......................      346,568
     390,402          Investa Property Group .....................      512,633
     549,258          Macquarie Infrastructure Group .............    1,211,955
      89,375          Nobel Biocare Holding AG. ..................    7,782,921
     610,000        * Orient Corp ................................    1,376,001
         200        * QPL International Holdings Ltd .............            1
     124,000          Sumitomo Corp ..............................      739,238
                                                                   ------------
                      TOTAL HOLDING AND OTHER INVESTMENT OFFICES     12,035,574
                                                                   ------------
 INDUSTRIAL MACHINERY AND EQUIPMENT--2.79%
       5,000          Makita Corp ................................       45,473
     206,000          Mitsubishi Heavy Industries Ltd ............      597,449
      15,833          Rieter Holding AG. .........................    3,177,151
     246,660          Sandvik AB .................................    6,760,080
                                                                   ------------
                      TOTAL INDUSTRIAL MACHINERY AND EQUIPMENT       10,580,153
                                                                   ------------
 INSTRUMENTS AND RELATED PRODUCTS--3.63%
      51,000          Canon, Inc .................................    2,492,593
      86,000          Citizen Watch Co Ltd .......................      644,336
       3,000          Fuji Photo Film Co Ltd .....................       88,081
      11,350          Keyence Corp ...............................    2,409,900
       3,000          Ricoh Co Ltd ...............................       53,440
       9,099          Synthes-Stratec, Inc .......................    8,061,358
                                                                   ------------
                      TOTAL INSTRUMENTS AND RELATED PRODUCTS         13,749,708
                                                                   ------------
 INSURANCE CARRIERS--3.81%
      98,996          AMP Ltd ....................................      446,256
      22,142          AXA ........................................      373,116
      22,142        * AXA (Rts) ..................................        1,031
       8,207          Allianz AG. (Regd) .........................      724,455
       9,020          Assicurazioni Generali S.p.A. ..............      203,572
     102,130          Converium Holding AG. ......................    4,678,832
         182          Millea Holdings, Inc .......................    2,052,723
       6,660          Muenchener Rueckver AG. (Regd) .............      661,656
      18,501          Swiss Reinsurance Co (Regd) ................    1,175,401
      33,200          Zurich Financial Services AG. ..............    4,148,114
                                                                   ------------
                      TOTAL INSURANCE CARRIERS                       14,465,156
                                                                   ------------
 LEATHER AND LEATHER PRODUCTS--0.27%
     344,000          Yue Yuen Industrial Holdings ...............    1,026,163
                                                                   ------------
                      TOTAL LEATHER AND LEATHER PRODUCTS              1,026,163
                                                                   ------------
 LOCAL AND INTERURBAN PASSENGER TRANSIT--0.29%
         227          East Japan Railway Co ......................    1,099,288
                                                                   ------------
                      TOTAL LOCAL AND INTERURBAN PASSENGER TRANSIT    1,099,288
                                                                   ------------
 LUMBER AND WOOD PRODUCTS--0.03%
      14,000          Sekisui House Ltd ..........................      126,572
                                                                   ------------
                      TOTAL LUMBER AND WOOD PRODUCTS                    126,572
                                                                   ------------
 METAL MINING--1.09%
     334,642          Alumina Ltd ................................    1,155,163
     413,000          Mitsubishi Materials Corp ..................      591,505
     156,741          Newcrest Mining Ltd ........................    1,162,748
      13,000          Sumitomo Metal Mining Co Ltd ...............       66,330
     389,614        * WMC Resources Ltd ..........................    1,165,599
                                                                   ------------
                      TOTAL METAL MINING                              4,141,345
                                                                   ------------
 MISCELLANEOUS MANUFACTURING INDUSTRIES--0.12%
      43,700        * Sega Corp ..................................      443,591
                                                                   ------------
                      TOTAL MISCELLANEOUS MANUFACTURING INDUSTRIES      443,591
                                                                   ------------
 MISCELLANEOUS RETAIL--0.16%
     235,000          Nippon Mining Holdings, Inc ................      599,517
                                                                   ------------
                      TOTAL MISCELLANEOUS RETAIL                        599,517
                                                                   ------------
 NONDEPOSITORY INSTITUTIONS--0.57%
      50,600          Credit Saison Co Ltd .......................    1,055,346
      97,610          HBOS plc ...................................    1,115,724
                                                                   ------------
                      TOTAL NONDEPOSITORY INSTITUTIONS                2,171,070
                                                                   ------------
 OIL AND GAS EXTRACTION--2.09%
     451,336          Origin Energy Ltd ..........................    1,307,484
     351,577          Shell Transport & Trading Co plc ...........    2,169,969
      29,538          TOTAL S.A. .................................    4,458,042
                                                                   ------------
                      TOTAL OIL AND GAS EXTRACTION                    7,935,495
                                                                   ------------
 PAPER AND ALLIED PRODUCTS--0.44%
      85,000          NGK Insulators Ltd .........................      582,822
         231          Nippon Unipac Holding ......................    1,089,710
           1          Nord-Est ...................................           14
                                                                   ------------
                      TOTAL PAPER AND ALLIED PRODUCTS                 1,672,546
                                                                   ------------
 PETROLEUM AND COAL PRODUCTS--4.52%
     344,370          BHP Billiton Ltd ...........................    2,461,397
   1,105,014          BP plc .....................................    7,582,144
     309,685          ENI S.p.A. .................................    4,731,644
      43,867          Royal Dutch Petroleum Co ...................    1,926,427
      62,000          TonenGeneral Sekiyu KK .....................      469,516
                                                                   ------------
                      TOTAL PETROLEUM AND COAL PRODUCTS              17,171,128
                                                                   ------------
 PRIMARY METAL INDUSTRIES--0.68%
   1,440,000          Nippon Steel Corp ..........................    2,565,099
                                                                   ------------
                      TOTAL PRIMARY METAL INDUSTRIES                  2,565,099
                                                                   ------------
 PRINTING AND PUBLISHING--0.21%
      83,563          News Corp Ltd ..............................      679,847
     134,709        * Seat Pagine Gialle S.p.A. ..................      123,994
                                                                   ------------
                      TOTAL PRINTING AND PUBLISHING                     803,841
                                                                   ------------
 RAILROAD TRANSPORTATION--0.30%
     357,012          Brambles Industries Ltd ....................    1,133,309
                                                                   ------------
                      TOTAL RAILROAD TRANSPORTATION                   1,133,309
                                                                   ------------
 REAL ESTATE--0.56%
     163,979          CFS Gandel Retail Trust ....................      142,066
      85,720          CapitaLand Ltd .............................       72,402
     101,000          Cheung Kong Holdings Ltd ...................      798,865
      82,400          City Developments Ltd ......................      243,117
     806,089          Commonwealth Property Office Fund ..........      621,986
         100          Mitsui Fudosan Co Ltd ......................          886
         261        * Stockland ..................................          802
      29,400          Sun Hung Kai Properties Ltd ................      238,236
                                                                   ------------
                      TOTAL REAL ESTATE                               2,118,360
                                                                   ------------
 RUBBER AND MISCELLANEOUS PLASTICS PRODUCTS--0.35%
     100,000          Bridgestone Corp ...........................    1,338,227
                                                                   ------------
                      TOTAL RUBBER AND MISCELLANEOUS PLASTICS
                      PRODUCTS                                        1,338,227
                                                                   ------------
 SECURITY AND COMMODITY BROKERS--2.91%
     401,413          Man Group plc ..............................    8,696,475
     129,000          Mitsubishi Corp ............................    1,105,071
      64,000          Mitsui & Co Ltd ............................      433,675
      51,000          Nomura Holdings, Inc .......................      821,734
                                                                   ------------
                      TOTAL SECURITY AND COMMODITY BROKERS           11,056,955
                                                                   ------------
 SPECIAL TRADE CONTRACTORS--0.10%
      87,000          Kinden Corp ................................      392,499
                                                                   ------------
                      TOTAL SPECIAL TRADE CONTRACTORS                   392,499
                                                                   ------------
 STONE, CLAY, AND GLASS PRODUCTS--0.06%
      35,000          Asahi Glass Co Ltd .........................      240,926
                                                                   ------------
                      TOTAL STONE, CLAY, AND GLASS PRODUCTS             240,926
                                                                   ------------


                       SEE NOTES TO FINANCIAL STATEMENTS

36  TIAA-CREF Institutional Mutual Funds  2003 ANNUAL REPORT

      Statement of Investments - INSTITUTIONAL INTERNATIONAL EQUITY FUND -
                               September 30, 2003
--------------------------------------------------------------------------------
      SHARES                                                            VALUE
      ------                                                            -----
 TEXTILE MILL PRODUCTS--0.19%
     221,000          Mitsubishi Rayon Co Ltd .................... $    737,887
                                                                   ------------
                      TOTAL TEXTILE MILL PRODUCTS                       737,887
                                                                   ------------
 TOBACCO PRODUCTS--0.05%
          30          Japan Tobacco, Inc .........................      196,035
                                                                   ------------
                      TOTAL TOBACCO PRODUCTS                            196,035
                                                                   ------------
 TRANSPORTATION BY AIR--0.06%
      83,000        * Japan Airlines System Corp .................      232,547
                                                                   ------------
                      TOTAL TRANSPORTATION BY AIR                       232,547
                                                                   ------------
 TRANSPORTATION EQUIPMENT--2.43%
       8,627          DaimlerChrysler AG. (Regd) .................      302,804
      39,024        * Fiat S.p.A. ................................      308,574
      62,200          Honda Motor Co Ltd .........................    2,488,779
     166,000          Nissan Motor Co Ltd ........................    1,790,538
      23,400          Toyota Industries Corp .....................      439,869
     133,000          Toyota Motor Corp ..........................    3,904,937
                                                                   ------------
                      TOTAL TRANSPORTATION EQUIPMENT                  9,235,501
                                                                   ------------
 TRUCKING AND WAREHOUSING--0.32%
      91,000          Yamato Transport Co Ltd ....................    1,213,713
                                                                   ------------
                      TOTAL TRUCKING AND WAREHOUSING                  1,213,713
                                                                   ------------
 WATER TRANSPORTATION--0.11%
     103,000          Nippon Yusen Kabushiki Kaisha ..............      406,591
                                                                   ------------
                      TOTAL WATER TRANSPORTATION                        406,591
                                                                   ------------
 WHOLESALE TRADE-DURABLE GOODS--0.11%
      37,600          Mitsumi Electric Co Ltd ....................      420,713
                                                                   ------------
                      TOTAL WHOLESALE TRADE-DURABLE GOODS               420,713
                                                                   ------------
 WHOLESALE TRADE-NONDURABLE GOODS--3.95%
      74,232          Altana AG. .................................    4,736,423
     579,196          British American Tobacco plc ...............    6,221,116
      99,407          Celesio AG. ................................    4,057,542
                                                                   ------------
                      TOTAL WHOLESALE TRADE-NONDURABLE GOODS         15,015,081
                                                                   ------------
                      TOTAL COMMON STOCK
                       (COST $355,292,598)                          373,280,328
                                                                   ------------

   PRINCIPAL
   ---------
SHORT TERM INVESTMENT--0.41%
 U.S. GOVERNMENT AND AGENCY--0.41%
                      Federal Home Loan Bank (FHLB)
  $1,560,000           1.010%,10/01/03 ...........................    1,559,958
                                                                   ------------
                      TOTAL SHORT TERM INVESTMENT
                       (COST $1,560,000)                              1,559,958
                                                                   ------------
                      TOTAL PORTFOLIO--98.89%
                       (COST $357,608,191)                          375,671,981

                      OTHER ASSETS & LIABILITIES, NET--1.11%          4,217,151
                                                                   ------------
                      NET ASSETS--100.00%                          $379,889,132
                                                                   ============

------------
*  Non-income producing

At September 30, 2003, the aggregate cost of portfolio investments for federal income tax purposes was $360,091,085. Net unrealized appreciation of portfolio investments aggregated $15,580,896 of which $29,124,039 related to appreciated portfolio investments and $13,543,143 related to depreciated portfolio investments.


                        SEE NOTES TO FINANCIAL STATEMENTS

                      2003 ANNUAL REPORT TIAA-CREF Institutional Mutual Funds 37

         Statement of Investments - INSTITUTIONAL LARGE-CAP VALUE FUND -
                               September 30, 2003
--------------------------------------------------------------------------------

                               Summary by Industry
                                                             VALUE          %
--------------------------------------------------------------------------------
COMMON STOCK:
Apparel and Accessory Stores .......................... $    627,236       0.57%
Apparel and Other Textile Products ....................       99,771       0.09
Business Services .....................................    3,015,597       2.74
Chemicals and Allied Products .........................    5,879,568       5.34
Communications ........................................    8,598,319       7.81
Depository Institutions ...............................   20,480,815      18.60
Eating and Drinking Places ............................    1,132,425       1.03
Electric, Gas, and Sanitary Services ..................    7,142,078       6.49
Electronic and Other Electric Equipment ...............    1,096,238       1.00
Engineering and Management Services ...................    2,255,714       2.05
Fabricated Metal Products .............................      106,016       0.10
Food and Kindred Products .............................    2,129,504       1.93
Food Stores ...........................................    1,042,518       0.95
Forestry ..............................................    2,150,551       1.95
Furniture and Fixtures ................................      647,332       0.59
General Merchandise Stores ............................      532,348       0.48
Holding and Other Investment Offices ..................    3,834,857       3.48
Hotels and Other Lodging Places .......................      786,670       0.71
Industrial Machinery and Equipment ....................    7,721,983       7.01
Instruments and Related Products ......................       97,416       0.09
Insurance Agents, Brokers and Service .................        1,556       0.00
Insurance Carriers ....................................    9,229,614       8.38
Miscellaneous Retail ..................................      991,015       0.90
Motion Pictures .......................................    1,751,781       1.59
Nondepository Institutions ............................    4,192,789       3.81
Oil and Gas Extraction ................................    2,027,645       1.84
Paper and Allied Products .............................    1,043,951       0.95
Petroleum and Coal Products ...........................    8,314,150       7.55
Primary Metal Industries ..............................      392,792       0.36
Printing and Publishing ...............................      536,445       0.49
Railroad Transportation ...............................    1,169,597       1.06
Real Estate ...........................................        8,750       0.01
Rubber and Miscellaneous Plastics Products ............       55,770       0.05
Security and Commodity Brokers ........................    2,912,141       2.64
Stone, Clay, and Glass Products .......................      709,920       0.64
Tobacco Products ......................................    4,395,374       3.99
Transportation By Air .................................      341,831       0.31
Transportation Equipment ..............................    2,142,708       1.95
Trucking and Warehousing ..............................       28,885       0.03
Wholesale Trade-Nondurable Goods ......................       14,656       0.01
                                                        ------------     ------
TOTAL COMMON STOCK (COST $100,683,990) ................  109,638,326      99.57
                                                        ------------     ------

TOTAL PORTFOLIO (COST $100,683,990) ...................  109,638,326      99.57
OTHER ASSETS & LIABILITIES, NET .......................      475,398       0.43
                                                        ------------     ------
NET ASSETS ............................................ $110,113,724     100.00%
                                                        ============     =====

                       ----------------------------------

      SHARES                                                            VALUE
      ------                                                            -----
COMMON STOCK--99.57%
 APPAREL AND ACCESSORY STORES--0.57%
      35,600        * American Eagle Outfitters, Inc ............. $    529,016
       3,000          Foot Locker, Inc ...........................       48,600
       2,000          Nordstrom, Inc .............................       49,620
                                                                   ------------
                      TOTAL APPAREL AND ACCESSORY STORES                627,236
                                                                   ------------
 APPAREL AND OTHER TEXTILE PRODUCTS--0.09%
       2,300          Liz Claiborne, Inc .........................       78,315
         800          Polo Ralph Lauren Corp .....................       21,456
                                                                   ------------
                      TOTAL APPAREL AND OTHER TEXTILE PRODUCTS           99,771
                                                                   ------------
 BUSINESS SERVICES--2.74%
     116,843        * AOL Time Warner, Inc .......................    1,765,498
                                                                   ------------
      29,289        * BMC Software, Inc ..........................      407,996
         600        * Checkfree Corp .............................       12,000
       6,513        * Computer Sciences Corp .....................      244,693
         500        * DoubleClick, Inc ...........................        5,385
      39,281        * Siebel Systems, Inc ........................      381,811
      55,000        * Sun Microsystems, Inc ......................      182,050
       1,200        * VeriSign, Inc ..............................       16,164
                                                                   ------------
                      TOTAL BUSINESS SERVICES                         3,015,597
                                                                   ------------
 CHEMICALS AND ALLIED PRODUCTS--5.34%
         820          Alberto-Culver Co (Class B) ................       48,232
      21,999          Bristol-Myers Squibb Co ....................      564,494
       1,300          Colgate-Palmolive Co .......................       72,657
       7,918          Du Pont (E.I.) de Nemours & Co .............      316,799
      27,979          Merck & Co, Inc ............................    1,416,297
      32,000        * Millennium Pharmaceuticals, Inc ............      492,480
      10,400          Procter & Gamble Co ........................      965,328
      17,995          Rohm & Haas Co .............................      601,933
      21,600          Schering-Plough Corp .......................      329,184
         800          Sigma-Aldrich Corp .........................       41,552
      22,356          Wyeth ......................................    1,030,612
                                                                   ------------
                      TOTAL CHEMICALS AND ALLIED PRODUCTS             5,879,568
                                                                   ------------
 COMMUNICATIONS--7.81%
      26,100        * AT&T Wireless Services, Inc ................      213,498
      32,180          AT&T Corp ..................................      693,479
       6,958          Alltel Corp ................................      322,434
       2,200        * American Tower Corp (Class A) ..............       22,330
       3,000        * Avaya, Inc .................................       32,700
      31,006          BellSouth Corp .............................      734,222
      27,150        * Comcast Corp ...............................      838,392
       3,400        * Cox Communications, Inc (Class A) ..........      107,508
         900        * Crown Castle International Corp ............        8,469
       2,100        * Fox Entertainment Group, Inc (Class A) .....       58,779
       2,200        * InterActiveCorp ............................       72,710
      56,000        * Level 3 Communications, Inc ................      303,520
     215,194        * Lucent Technologies, Inc ...................      464,819
     111,370          SBC Communications, Inc ....................    2,477,983
         700          Telephone & Data Systems, Inc ..............       39,578
       1,600        * UnitedGlobalcom, Inc (Class A) .............        9,776
      54,310          Verizon Communications, Inc ................    1,761,816
      10,297          Viacom, Inc (Class B) ......................      394,375
       2,700        * XM Satellite Radio Holdings, Inc ...........       41,931
                                                                   ------------
                      TOTAL COMMUNICATIONS                            8,598,319
                                                                   ------------
 DEPOSITORY INSTITUTIONS--18.60%
       1,500          Associated Banc-Corp .......................       56,700
         413        * BOK Financial Corp .........................       15,558
       1,600          Bancorpsouth, Inc ..........................       35,040
      34,016          Bank Of America Corp .......................    2,654,609
       1,300          Bank Of Hawaii Corp ........................       43,654
      11,673          Bank One Corp ..............................      451,161
         500          Capitol Federal Financial ..................       14,680
      30,376          Charter One Financial, Inc .................      929,506
     116,562          Citigroup, Inc .............................    5,304,737
       1,300          Commerce Bancshares, Inc ...................       56,875
       1,035          FNB Corp ...................................       35,714
       1,047          First Midwest Bancorp, Inc .................       31,106
       1,800          First Tennessee National Corp ..............       76,428
      22,000          FleetBoston Financial Corp .................      663,300
       2,235          Fulton Financial Corp ......................       44,879
       2,800          Golden West Financial Corp .................      250,628
      34,512          Hibernia Corp (Class A) ....................      699,213
         900          Hudson City Bancorp, Inc ...................       27,756
         900          Hudson United Bancorp ......................       31,653
         542          International Bancshares Corp ..............       22,466
      21,927          J.P. Morgan Chase & Co .....................      752,754
       1,540          M & T Bank Corp ............................      134,442

                        SEE NOTES TO FINANCIAL STATEMENTS

38  TIAA-CREF Institutional Mutual Funds  2003 ANNUAL REPORT

         Statement of Investments - INSTITUTIONAL LARGE-CAP VALUE FUND -
                               September 30, 2003
--------------------------------------------------------------------------------

      SHARES                                                            VALUE
      ------                                                            -----
 DEPOSITORY INSTITUTIONS--(CONTINUED)
       1,400          Mercantile Bankshares Corp ................. $     56,000
         984          New York Community Bancorp, Inc ............       31,006
       6,300          PNC Financial Services Group, Inc ..........      299,754
         281          Park National Corp .........................       31,444
         623          People's Bank ..............................       18,653
         200          Regions Financial Corp .....................        6,850
       6,509          SouthTrust Corp ............................      191,300
       1,097          Trustmark Corp .............................       29,762
     100,470          U.S. Bancorp ...............................    2,410,275
       1,100          UnionBanCal Corp ...........................       54,560
         777          United Bankshares, Inc .....................       23,271
       1,569          Valley National Bancorp ....................       43,681
      47,162          Wachovia Corp ..............................    1,942,603
       1,512          Washington Federal, Inc ....................       38,118
         992          Webster Financial Corp .....................       39,561
      55,037          Wells Fargo & Co ...........................    2,834,406
         595          Westamerica Bancorp ........................       26,448
         800          Whitney Holding Corp .......................       27,200
       1,400          Wilmington Trust Corp ......................       43,064
                                                                   ------------
                      TOTAL DEPOSITORY INSTITUTIONS                  20,480,815
                                                                   ------------
 EATING AND DRINKING PLACES--1.03%
      18,880          McDonald's Corp ............................      444,435
      21,300          Wendy's International, Inc .................      687,990
                                                                   ------------
                      TOTAL EATING AND DRINKING PLACES                1,132,425
                                                                   ------------
 ELECTRIC, GAS, AND SANITARY SERVICES--6.49%
       1,358          AGL Resources, Inc .........................       38,255
      87,301        * Allegheny Energy, Inc ......................      797,931
      27,700          American Electric Power Co, Inc ............      831,000
       3,300        * Citizens Communications Co .................       36,993
      10,000          Duke Energy Corp ...........................      178,100
       5,200          Entergy Corp ...............................      281,580
       1,300          Equitable Resources, Inc ...................       53,430
      17,059          Exelon Corp ................................    1,083,247
       9,500          FirstEnergy Corp ...........................      303,050
       3,100          KeySpan Corp ...............................      108,748
         446          Kinder Morgan, Inc .........................       24,088
       1,600          MDU Resources Group, Inc ...................       54,048
       1,414          National Fuel Gas Co .......................       32,310
         900          Nicor, Inc .................................       31,626
       1,900          Oneok, Inc .................................       38,323
      16,400          PPL Corp ...................................      671,580
         787          Peoples Energy Corp ........................       32,566
       1,475          Philadelphia Suburban Corp .................       35,518
         670          Piedmont Natural Gas Co, Inc ...............       26,130
       1,800          Questar Corp ...............................       55,458
     116,930        * Reliant Resources, Inc .....................      598,682
      44,700          Republic Services, Inc .....................    1,012,008
      27,165          TXU Corp ...................................      640,007
         935          UGI Corp ...................................       27,050
       1,095          WGL Holdings, Inc ..........................       30,200
         435          Western Gas Resources, Inc .................       16,530
      11,000          Williams Cos, Inc ..........................      103,620
                                                                   ------------
                      TOTAL ELECTRIC, GAS, AND SANITARY SERVICES      7,142,078
                                                                   ------------
 ELECTRONIC AND OTHER ELECTRIC EQUIPMENT--1.00%
      24,765        * ASML Holding NV (New York Shs) .............      325,164
         426          Ametek, Inc ................................       18,258
     120,900        * Atmel Corp .................................      484,809
       8,300        * National Semiconductor Corp ................      268,007
                                                                   ------------
                      TOTAL ELECTRONIC AND OTHER ELECTRIC
                      EQUIPMENT                                       1,096,238
                                                                   ------------
 ENGINEERING AND MANAGEMENT SERVICES--2.05%
         900          Halliburton Co .............................       21,825
      93,312          Monsanto Co ................................    2,233,889
                                                                   ------------
                      TOTAL ENGINEERING AND MANAGEMENT SERVICES       2,255,714
                                                                   ------------
 FABRICATED METAL PRODUCTS--0.10%
       1,600          Illinois Tool Works, Inc ...................      106,016
                                                                   ------------
                      TOTAL FABRICATED METAL PRODUCTS                   106,016
                                                                   ------------
 FOOD AND KINDRED PRODUCTS--1.93%
       3,700          Coca-Cola Co ...............................      158,952
      20,935          Coors (Adolph) Co (Class B) ................    1,125,466
       3,919          General Mills, Inc .........................      184,467
       4,500          H.J. Heinz Co ..............................      154,260
       1,100          Hershey Foods Corp .........................       79,948
       1,124          J.M. Smucker Co ............................       47,388
       2,600          Kellogg Co .................................       86,710
         568          Lancaster Colony Corp ......................       22,589
       1,095          McCormick & Co, Inc (Non-Vote) .............       30,025
       4,267          PepsiCo, Inc ...............................      195,557
         400          Tootsie Roll Industries, Inc ...............       12,400
         574          Wrigley (Wm.) Jr Co ........................       31,742
                                                                   ------------
                      TOTAL FOOD AND KINDRED PRODUCTS                 2,129,504
                                                                   ------------
 FOOD STORES--0.95%
      58,339        * Kroger Co ..................................    1,042,518
                                                                   ------------
                      TOTAL FOOD STORES                               1,042,518
                                                                   ------------
 FORESTRY--1.95%
      36,793          Weyerhaeuser Co ............................    2,150,551
                                                                   ------------
                      TOTAL FORESTRY                                  2,150,551
                                                                   ------------
 FURNITURE AND FIXTURES--0.59%
         700          HON Industries, Inc ........................       25,872
       9,568        * Lear Corp ..................................      503,660
      10,000          Steelcase, Inc (Class A) ...................      117,800
                                                                   ------------
                      TOTAL FURNITURE AND FIXTURES                      647,332
                                                                   ------------
 GENERAL MERCHANDISE STORES--0.48%
      20,300          May Department Stores Co ...................      499,989
         776        * Neiman Marcus Group, Inc (Class A) .........       32,359
                                                                   ------------
                      TOTAL GENERAL MERCHANDISE STORES                  532,348
                                                                   ------------
 HOLDING AND OTHER INVESTMENT OFFICES--3.48%
      20,500          AMB Property Corp ..........................      631,605
       1,200          Arden Realty, Inc ..........................       33,504
       1,300          AvalonBay Communities, Inc .................       60,840
       1,000          BRE Properties, Inc (Class A) ..............       32,980
         514          CBL & Associates Properties, Inc ...........       25,649
         700          Camden Property Trust ......................       26,901
         572          Centerpoint Properties Trust ...............       38,959
         520          Chelsea Property Group, Inc ................       24,908
         600          Cousins Properties, Inc ....................       16,650
          11          Cross Timbers Royalty Trust ................          231
       1,600          Developers Diversified Realty Corp .........       47,792
       2,899          Duke Realty Corp ...........................       84,651
       2,400          Equity Office Properties Trust .............       66,072
       5,800          Equity Residential .........................      169,824
         975          Federal Realty Investment Trust ............       35,939
       1,300          General Growth Properties, Inc .............       93,210
       1,300          Health Care Property Investors, Inc ........       60,710
      37,580          Highwoods Properties, Inc ..................      896,659
       2,000          Kimco Realty Corp ..........................       81,940
       1,629          Liberty Property Trust .....................       60,240
       1,092          Macerich Co ................................       41,223
       1,200          Mack-Cali Realty Corp ......................       47,040
         578          Mills Corp .................................       22,744
       2,053          New Plan Excel Realty Trust ................       47,835
         880          Pan Pacific Retail Properties, Inc .........       37,840
       2,004          Popular, Inc ...............................       79,759
       2,154          Public Storage, Inc ........................       84,501
         761          Realty Income Corp .........................       30,174
         543          Regency Centers Corp .......................       20,010


                        SEE NOTES TO FINANCIAL STATEMENTS

                      2003 ANNUAL REPORT TIAA-CREF Institutional Mutual Funds 39

         Statement of Investments - INSTITUTIONAL LARGE-CAP VALUE FUND -
                               September 30, 2003
--------------------------------------------------------------------------------

      SHARES                                                            VALUE
      ------                                                            -----
 HOLDING AND OTHER INVESTMENT OFFICES--(CONTINUED)
       1,600          Rouse Co ................................... $     66,720
         886          Shurgard Storage Centers, Inc (Class A) ....       31,276
       2,800          Simon Property Group, Inc ..................      122,024
       2,400          United Dominion Realty Trust, Inc ..........       43,944
       1,700          Vornado Realty Trust .......................       81,668
      13,778          Washington Mutual, Inc .....................      542,440
       1,031          Weingarten Realty Investors ................       46,395
                                                                   ------------
                      TOTAL HOLDING AND OTHER INVESTMENT OFFICES      3,834,857
                                                                   ------------
 HOTELS AND OTHER LODGING PLACES--0.71%
      48,500          Hilton Hotels Corp .........................      786,670
                                                                   ------------
                      TOTAL HOTELS AND OTHER LODGING PLACES             786,670
                                                                   ------------
 INDUSTRIAL MACHINERY AND EQUIPMENT--7.01%
       1,304          Baker Hughes, Inc ..........................       38,585
      23,774          Deere & Co .................................    1,267,392
      52,116          Hewlett-Packard Co .........................    1,008,966
      28,980          International Business Machines Corp .......    2,559,803
      15,448          Pitney Bowes, Inc ..........................      591,967
      26,308        * SPX Corp ...................................    1,191,226
         425        * Smith International, Inc ...................       15,292
     121,440        * Solectron Corp .............................      710,424
      22,200          Timken Co ..................................      338,328
                                                                   ------------
                      TOTAL INDUSTRIAL MACHINERY AND EQUIPMENT        7,721,983
                                                                   ------------
 INSTRUMENTS AND RELATED PRODUCTS--0.09%
       4,300        * Agilent Technologies, Inc ..................       95,073
          33          Bard (C.R.), Inc ...........................        2,343
                                                                   ------------
                      TOTAL INSTRUMENTS AND RELATED PRODUCTS             97,416
                                                                   ------------
 INSURANCE AGENTS, BROKERS AND SERVICE--0.00%
          60        * Medco Health Solutions, Inc ................        1,556
                                                                   ------------
                      TOTAL INSURANCE AGENTS, BROKERS AND SERVICE         1,556
                                                                   ------------
 INSURANCE CARRIERS--8.38%
      44,718          Aetna, Inc .................................    2,729,140
       3,600          Aflac, Inc .................................      116,280
      16,600          Allstate Corp ..............................      606,398
      18,705          American International Group, Inc ..........    1,079,279
         253          American National Insurance Co .............       21,518
       1,350          Berkley (W.R.) Corp ........................       46,251
       2,900          Cincinnati Financial Corp ..................      115,884
         900          HCC Insurance Holdings, Inc ................       26,172
       3,100          Jefferson-Pilot Corp .......................      137,578
      14,508          Lincoln National Corp ......................      513,293
         129        * Markel Corp ................................       34,443
         540          Mercury General Corp .......................       24,181
       2,168          Old Republic International Corp ............       71,739
       4,000          Principal Financial Group ..................      123,960
      12,299          Prudential Financial, Inc ..................      459,491
      17,393          Safeco Corp ................................      613,277
         400          Transatlantic Holdings, Inc ................       28,448
     156,315          Travelers Property Casualty Corp (Class B) .    2,482,282
                                                                   ------------
                      TOTAL INSURANCE CARRIERS                        9,229,614
                                                                   ------------
 MISCELLANEOUS RETAIL--0.90%
      39,001        * Barnes & Noble, Inc ........................      991,015
                                                                   ------------
                      TOTAL MISCELLANEOUS RETAIL                        991,015
                                                                   ------------
 MOTION PICTURES--1.59%
     108,076        * Liberty Media Corp (Class A) ...............    1,077,518
      33,429          Walt Disney Co .............................      674,263
                      TOTAL MOTION PICTURES                           1,751,781
                                                                   ------------
 NONDEPOSITORY INSTITUTIONS--3.81%
      35,000          Fannie Mae .................................    2,457,000
      32,934          Freddie Mac ................................    1,724,095
          98          Student Loan Corp ..........................       11,694
                                                                   ------------
                      TOTAL NONDEPOSITORY INSTITUTIONS                4,192,789
                                                                   ------------
 OIL AND GAS EXTRACTION--1.84%
       3,700          Apache Corp ................................      256,558
       1,700          ENSCO International, Inc ...................       45,594
       1,131          Helmerich & Payne, Inc .....................       29,564
       7,100          Marathon Oil Corp ..........................      202,350
      27,357          Noble Energy, Inc ..........................    1,047,773
       8,470          Occidental Petroleum Corp ..................      298,398
       1,321          Pogo Producing Co ..........................       59,815
       1,400          Unocal Corp ................................       44,128
         562        * Varco International, Inc ...................        9,503
       1,618          XTO Energy, Inc ............................       33,962
                                                                   ------------
                      TOTAL OIL AND GAS EXTRACTION                    2,027,645
                                                                   ------------
 PAPER AND ALLIED PRODUCTS--0.95%
      20,342          Kimberly-Clark Corp ........................    1,043,951
                                                                   ------------
                      TOTAL PAPER AND ALLIED PRODUCTS                 1,043,951
                                                                   ------------
 PETROLEUM AND COAL PRODUCTS--7.55%
         600          Amerada Hess Corp ..........................       30,060
      23,685          ChevronTexaco Corp .........................    1,692,293
      15,100          ConocoPhillips .............................      826,725
     150,138          ExxonMobil Corp ............................    5,495,051
       1,577          Murphy Oil Corp ............................       92,649
         722        * Premcor, Inc ...............................       16,729
       1,700          Sunoco, Inc ................................       68,374
       2,411          Valero Energy Corp .........................       92,269
                                                                   ------------
                      TOTAL PETROLEUM AND COAL PRODUCTS               8,314,150
                                                                   ------------
 PRIMARY METAL INDUSTRIES--0.36%
      15,015          Alcoa, Inc .................................      392,792
                                                                   ------------
                      TOTAL PRIMARY METAL INDUSTRIES                    392,792
                                                                   ------------
 PRINTING AND PUBLISHING--0.49%
       5,600          Gannett Co, Inc ............................      434,336
         700          Lee Enterprises, Inc .......................       27,069
         329          Meredith Corp ..............................       15,190
          90          Washington Post Co (Class B) ...............       59,850
                                                                   ------------
                      TOTAL PRINTING AND PUBLISHING                     536,445
                                                                   ------------
 RAILROAD TRANSPORTATION--1.06%
      38,793          CSX Corp ...................................    1,134,695
         600          Union Pacific Corp .........................       34,902
                      TOTAL RAILROAD TRANSPORTATION                   1,169,597
                                                                   ------------
 REAL ESTATE--0.01%
         200          Forest City Enterprises, Inc (Class A) .....        8,750
                                                                   ------------
                      TOTAL REAL ESTATE                                   8,750
                                                                   ------------
 RUBBER AND MISCELLANEOUS PLASTICS PRODUCTS--0.05%
         700          Aptargroup, Inc ............................       25,683
         900          Reebok International Ltd ...................       30,087
                                                                   ------------
                      TOTAL RUBBER AND MISCELLANEOUS PLASTICS
                      PRODUCTS                                           55,770
                                                                   ------------
 SECURITY AND COMMODITY BROKERS--2.64%
       3,488          Franklin Resources, Inc ....................      154,204
       2,406          Goldman Sachs Group, Inc ...................      201,863
      36,299          Janus Capital Group, Inc ...................      507,097
      10,200          Lehman Brothers Holdings, Inc ..............      704,616
      10,404          Merrill Lynch & Co, Inc ....................      556,926
      15,081          Morgan Stanley .............................      760,987
         641          T Rowe Price Group, Inc ....................       26,448
                                                                   ------------
                      TOTAL SECURITY AND COMMODITY BROKERS            2,912,141
                                                                   ------------
 STONE, CLAY, AND GLASS PRODUCTS--0.64%
      20,400          Lafarge North America, Inc .................      709,920
                                                                   ------------
                      TOTAL STONE, CLAY, AND GLASS PRODUCTS             709,920
                                                                   ------------
 TOBACCO PRODUCTS--3.99%
     100,351          Altria Group, Inc ..........................    4,395,374
                                                                   ------------
                      TOTAL TOBACCO PRODUCTS                          4,395,374
                                                                   ------------


                       SEE NOTES TO FINANCIAL STATEMENTS

40  TIAA-CREF Institutional Mutual Funds  2003 ANNUAL REPORT

         Statement of Investments - INSTITUTIONAL LARGE-CAP VALUE FUND -
                               September 30, 2003
--------------------------------------------------------------------------------

      SHARES                                                            VALUE
      ------                                                            -----
 TRANSPORTATION BY AIR--0.31%
       3,822          FedEx Corp ................................. $    246,251
       5,400          Southwest Airlines Co ......................       95,580
                                                                   ------------
                      TOTAL TRANSPORTATION BY AIR                       341,831
                                                                   ------------
 TRANSPORTATION EQUIPMENT--1.95%
      23,885          Boeing Co ..................................      819,972
      38,200          Ford Motor Co ..............................      411,414
       9,500        * General Motors Corp-Hughes Electronics Corp       135,945
       2,685          Lockheed Martin Corp .......................      123,913
       2,300          Paccar, Inc ................................      171,787
       6,207          United Technologies Corp ...................      479,677
                                                                   ------------
                      TOTAL TRANSPORTATION EQUIPMENT                  2,142,708
                                                                   ------------
 TRUCKING AND WAREHOUSING--0.03%
         758        * Hunt (J.B.) Transport Services, Inc ........       19,721
         400          Werner Enterprises, Inc ....................        9,164
                                                                   ------------
                      TOTAL TRUCKING AND WAREHOUSING                     28,885
                                                                   ------------
 WHOLESALE TRADE-NONDURABLE GOODS--0.01%
         360        * Performance Food Group Co ..................       14,656
                                                                   ------------
                      TOTAL WHOLESALE TRADE-NONDURABLE GOODS             14,656
                                                                   ------------
                      TOTAL COMMON STOCK
                       (COST $100,683,990)                          109,638,326
                                                                   ------------
                      TOTAL PORTFOLIO--99.57%
                       (COST $100,683,990)                          109,638,326

                      OTHER ASSETS & LIABILITIES, NET--0.43%            475,398
                                                                   ------------
                      NET ASSETS--100.00%                          $110,113,724
                                                                   ============

------------
*  Non-income producing

At September 30, 2003, the aggregate cost of portfolio investments for federal income tax purposes was $101,489,933. Net unrealized appreciation of portfolio investments aggregated $8,148,393 of which $10,030,616 related to appreciated portfolio investments and $1,882,223 related to depreciated portfolio investments.



                        SEE NOTES TO FINANCIAL STATEMENTS

                      2003 ANNUAL REPORT TIAA-CREF Institutional Mutual Funds 41

         Statement of Investments - INSTITUTIONAL MID-CAP GROWTH FUND -
                               September 30, 2003
--------------------------------------------------------------------------------

                               Summary by Industry
                                                            VALUE           %
--------------------------------------------------------------------------------
COMMON STOCK:
Amusement and Recreation Services ..................... $   397,313        0.80%
Apparel and Accessory Stores ..........................    1,037,583       2.10
Apparel and Other Textile Products ....................       31,650       0.06
Automotive Dealers and Service Stations ...............      311,419       0.63
Building Materials and Garden Supplies ................       45,360       0.09
Business Services .....................................    8,207,826      16.61
Chemicals and Allied Products .........................    5,133,825      10.39
Coal Mining ...........................................       11,148       0.02
Communications ........................................    1,107,818       2.24
Depository Institutions ...............................    1,654,121       3.35
Eating and Drinking Places ............................    1,386,788       2.81
Educational Services ..................................      592,183       1.20
Electric, Gas, and Sanitary Services ..................      237,042       0.48
Electronic and Other Electric Equipment ...............    4,951,497      10.02
Engineering and Management Services ...................    1,014,014       2.05
Fabricated Metal Products .............................       78,620       0.16
Food and Kindred Products .............................      829,642       1.68
Food Stores ...........................................      661,166       1.34
Furniture and Fixtures ................................      283,836       0.58
Furniture and Homefurnishings Stores ..................      514,132       1.04
General Building Contractors ..........................       15,576       0.03
General Merchandise Stores ............................      692,872       1.40
Health Services .......................................    2,075,711       4.20
Holding and Other Investment Offices ..................      119,075       0.24
Hotels and Other Lodging Places .......................      610,497       1.24
Industrial Machinery and Equipment ....................    3,169,069       6.42
Instruments and Related Products ......................    3,026,565       6.13
Insurance Agents, Brokers and Service .................      322,020       0.65
Insurance Carriers ....................................    1,498,933       3.03
Leather and Leather Products ..........................      283,410       0.57
Metal Mining ..........................................      259,390       0.53
Miscellaneous Manufacturing Industries ................      367,824       0.74
Miscellaneous Retail ..................................    1,418,834       2.87
Nondepository Institutions ............................       88,137       0.18
Oil and Gas Extraction ................................    1,455,567       2.95
Paper and Allied Products .............................        8,112       0.02
Personal Services .....................................      830,754       1.68
Printing and Publishing ...............................      700,219       1.42
Real Estate ...........................................       25,664       0.05
Rubber and Miscellaneous Plastics Products ............      401,455       0.81
Security and Commodity Brokers ........................    1,009,480       2.04
Stone, Clay, and Glass Products .......................      292,020       0.59
Transportation By Air .................................       85,358       0.17
Transportation Equipment ..............................      496,350       1.01
Transportation Services ...............................      328,812       0.67
Trucking and Warehousing ..............................       35,565       0.07
Wholesale Trade-Durable Goods .........................      322,902       0.65
Wholesale Trade-Nondurable Goods ......................      487,339       0.99
                                                         -----------     ------
TOTAL COMMON STOCK (COST $44,259,254) .................   48,914,493      99.00
                                                         -----------     ------

TOTAL PORTFOLIO (COST $44,259,254) ....................   48,914,493      99.00
OTHER ASSETS & LIABILITIES, NET .......................      495,757       1.00
                                                         -----------     ------
NET ASSETS ............................................  $49,410,250     100.00%
                                                         ===========     ======

                         ------------------------------

      SHARES                                                            VALUE
      ------                                                            -----
COMMON STOCK--99.00%
 AMUSEMENT AND RECREATION SERVICES--0.80%
       8,500          Harrah's Entertainment, Inc ................ $    357,935
         200          International Speedway Corp (Class A) ......        8,778
       1,000          Station Casinos, Inc .......................       30,600
                                                                   ------------
                      TOTAL AMUSEMENT AND RECREATION SERVICES           397,313
                                                                   ------------
 APPAREL AND ACCESSORY STORES--2.10%
       3,900        * Abercrombie & Fitch Co (Class A) ...........      108,069
       2,100        * Chico's FAS, Inc ...........................       64,344
         300          Claire's Stores, Inc .......................       10,038
       9,900          Ross Stores, Inc ...........................      458,964
      20,400          TJX Cos, Inc ...............................      396,168
                                                                   ------------
                      TOTAL APPAREL AND ACCESSORY STORES              1,037,583
                                                                   ------------
 APPAREL AND OTHER TEXTILE PRODUCTS--0.06%
         600        * Columbia Sportswear Co .....................       31,650
                                                                   ------------
                      TOTAL APPAREL AND OTHER TEXTILE PRODUCTS ...       31,650
                                                                   ------------
 AUTOMOTIVE DEALERS AND SERVICE STATIONS--0.63%
         300        * Advance Auto Parts .........................       21,270
       1,900        * Autozone, Inc ..............................      170,107
       3,000        * Carmax, Inc ................................       97,980
         600        * O'Reilly Automotive, Inc ...................       22,062
                                                                   ------------
                      TOTAL AUTOMOTIVE DEALERS AND SERVICE
                      STATIONS                                          311,419
                                                                   ------------
 BUILDING MATERIALS AND GARDEN SUPPLIES--0.09%
       1,200          Fastenal Co ................................       45,360
                                                                   ------------
                      TOTAL BUILDING MATERIALS AND GARDEN SUPPLIES       45,360
                                                                   ------------
 BUSINESS SERVICES--16.61%
      11,500          Adobe Systems, Inc .........................      451,490
       1,700        * Affiliated Computer Services, Inc (Class A)        82,773
       7,100          Autodesk, Inc ..............................      120,842
      31,286        * BEA Systems, Inc ...........................      376,996
       3,000        * Bisys Group, Inc ...........................       39,450
      10,000        * BMC Software, Inc ..........................      139,300
      34,261        * Brocade Communications Systems, Inc ........      178,842
         700        * Ceridian Corp ..............................       13,034
         700          Certegy, Inc ...............................       22,477
         500        * Checkfree Corp .............................       10,000
      12,154        * ChoicePoint, Inc ...........................      407,159
       6,900        * Citrix Systems, Inc ........................      152,352
         300        * Cognizant Technology Solutions Corp ........       10,941
       7,300        * Cognos, Inc ................................      226,446
       1,000        * D&B Corp ...................................       41,540
       1,400        * DoubleClick, Inc ...........................       15,078
      11,000        * DST Systems, Inc ...........................      413,600
       5,500        * Electronic Arts, Inc .......................      507,265
       5,948          Equifax, Inc ...............................      132,462
         500          Factset Research Systems, Inc ..............       22,175
         500          Fair Isaac Corp ............................       29,480
       8,991        * Fiserv, Inc ................................      325,744
       4,200        * Getty Images, Inc ..........................      147,672
         700          GTECH Holdings Corp ........................       29,995
         500          Henry (Jack) & Associates, Inc .............        8,695
       7,900          IMS Health, Inc ............................      166,690
       9,328        * Intuit, Inc ................................      449,983
         600        * Iron Mountain, Inc .........................       21,540
      24,400        * Juniper Networks, Inc ......................      364,048
       9,100        * Lamar Advertising Co .......................      266,994
       1,200        * Macromedia, Inc ............................       29,688
         700          Manpower, Inc ..............................       25,970
       3,100        * Mercury Interactive Corp ...................      140,771
       8,300        * Monster Worldwide, Inc .....................      208,994
       1,300        * NetScreen Technologies, Inc ................       28,899
       3,100        * Network Associates, Inc ....................       42,656
       9,523        * Peoplesoft, Inc ............................      173,223
         300        * RealNetworks, Inc ..........................        1,965
       1,400        * Red Hat, Inc ...............................       14,140
       1,850        * Rent-A-Center, Inc .........................       59,755
         400          Reynolds & Reynolds Co (Class A) ...........       11,020
       5,100        * Robert Half International, Inc .............       99,450
      36,100        * Sapient Corp ...............................      129,599
      10,500        * Siebel Systems, Inc ........................      102,060


                       SEE NOTES TO FINANCIAL STATEMENTS

42  TIAA-CREF Institutional Mutual Funds  2003 ANNUAL REPORT

         Statement of Investments - INSTITUTIONAL MID-CAP GROWTH FUND -
                               September 30, 2003
--------------------------------------------------------------------------------

      SHARES                                                            VALUE
      ------                                                            -----
 BUSINESS SERVICES--(CONTINUED)
      24,400        * SunGard Data Systems, Inc .................. $    641,964
       8,900        * Symantec Corp ..............................      560,878
       6,500        * Synopsys, Inc ..............................      200,005
       3,100        * Unisys Corp ................................       41,943
       5,300        * VeriSign, Inc ..............................       71,391
       8,300        * WebMD Corp .................................       74,036
      12,400        * Westwood One, Inc ..........................      374,356
                                                                   ------------
                      TOTAL BUSINESS SERVICES                         8,207,826
                                                                   ------------
 CHEMICALS AND ALLIED PRODUCTS--10.39%
       2,436          Alcon, Inc .................................      136,781
       6,600          Allergan, Inc ..............................      519,618
       9,400        * Amylin Pharmaceuticals, Inc ................      265,456
         300        * Andrx Corp .................................        5,553
       4,571        * Angiotech Pharmaceuticals, Inc .............      199,524
       3,500          Avery Dennison Corp ........................      176,820
       5,800        * Barr Laboratories, Inc .....................      395,618
       7,000        * Biogen, Inc ................................      267,610
         700        * Cephalon, Inc ..............................       32,144
         600        * Charles River Laboratories International, Inc      18,414
       1,900        * Chiron Corp ................................       98,211
       1,600          Clorox Co ..................................       73,392
         400          Dial Corp ..................................        8,616
      17,814          Ecolab, Inc ................................      449,804
       1,400          Estee Lauder Cos (Class A) .................       47,740
       2,800        * Gilead Sciences, Inc .......................      156,604
       2,400        * ICOS Corp ..................................       91,968
      12,300        * IDEC Pharmaceuticals Corp ..................      407,745
         700        * ImClone Systems, Inc .......................       27,104
         600          International Flavors & Fragrances, Inc ....       19,848
       1,700        * IVAX Corp ..................................       33,320
         200        * King Pharmaceuticals, Inc ..................        3,030
         200          Medicis Pharmaceutical Corp (Class A) ......       11,720
      12,800        * MedImmune, Inc .............................      422,528
      19,600        * Millennium Pharmaceuticals, Inc ............      301,644
      16,600          Mylan Laboratories, Inc ....................      641,590
         100        * Neurocrine Biosciences, Inc ................        4,952
         300        * Pharmaceutical Resources, Inc ..............       20,466
       1,100          Praxair, Inc ...............................       68,145
         600        * Sepracor, Inc ..............................       16,524
       8,499          Serono S.A. ADR ............................      139,214
       1,300        * SICOR, Inc .................................       25,064
         906          Sigma-Aldrich Corp .........................       47,058
                                                                   ------------
                      TOTAL CHEMICALS AND ALLIED PRODUCTS             5,133,825
                                                                   ------------
 COAL MINING--0.02%
         600          Consol Energy, Inc .........................       11,148
                                                                   ------------
                      TOTAL COAL MINING                                  11,148
                                                                   ------------
 COMMUNICATIONS--2.24%
       3,300       b* Adelphia Business Solutions, Inc ...........           36
         300        * Cablevision Systems Corp (Class A) .........        5,430
      10,400        * Cox Radio, Inc (Class A) ...................      227,448
         300        * Entercom Communications Corp ...............       13,446
      11,000        * Foundry Networks, Inc ......................      236,610
      25,812        * Nextel Partners, Inc (Class A) .............      202,624
       6,600        * Qwest Communications International, Inc ....       22,440
      41,351        * Sprint Corp (PCS Group) ....................      236,941
       5,100        * Univision Communications, Inc (Class A) ....      162,843
                                                                   ------------
                      TOTAL COMMUNICATIONS                            1,107,818
                                                                   ------------
 DEPOSITORY INSTITUTIONS--3.35%
      11,000          Charter One Financial, Inc .................      336,600
      20,200        * Concord EFS, Inc ...........................      276,134
         200          First Bancorp (Puerto Rico) ................        6,150
      11,200          New York Community Bancorp, Inc ............      352,912
       8,500          Synovus Financial Corp .....................      212,415
       9,800          TCF Financial Corp .........................      469,910
                                                                   ------------
                      TOTAL DEPOSITORY INSTITUTIONS                   1,654,121
                                                                   ------------
 EATING AND DRINKING PLACES--2.81%
       4,900          Applebee's International, Inc ..............      154,252
       1,100        * Aramark Corp (Class B) .....................       27,533
      14,900        * Brinker International, Inc .................      497,064
         200          CBRL Group, Inc ............................        7,096
       4,800          Darden Restaurants, Inc ....................       91,200
       1,000        * Krispy Kreme Doughnuts, Inc ................       38,500
         600          Outback Steakhouse, Inc ....................       22,722
       1,534          Ruby Tuesday, Inc ..........................       36,985
         700        * The Cheesecake Factory, Inc ................       25,319
       3,037          Wendy's International, Inc .................       98,095
      13,100        * Yum! Brands, Inc ...........................      388,022
                                                                   ------------
                      TOTAL EATING AND DRINKING PLACES                1,386,788
                                                                   ------------
 EDUCATIONAL SERVICES--1.20%
         500        * Apollo Group, Inc (University Of Phoenix
                        Online) ..................................       33,290
       9,804        * Career Education Corp ......................      444,121
         200        * Corinthian Colleges, Inc ...................       11,432
       1,000        * DeVry, Inc .................................       23,660
         800        * Education Management Corp ..................       46,136
         700        * ITT Educational Services, Inc ..............       33,544
                                                                   ------------
                      TOTAL EDUCATIONAL SERVICES                        592,183
                                                                   ------------
 ELECTRIC, GAS, AND SANITARY SERVICES--0.48%
      20,300        * AES Corp ...................................      150,626
       1,600          Kinder Morgan, Inc .........................       86,416
                                                                   ------------
                      TOTAL ELECTRIC, GAS, AND SANITARY SERVICES        237,042
                                                                   ------------
 ELECTRONIC AND OTHER ELECTRIC EQUIPMENT--10.02%
         200          Adtran, Inc ................................       12,236
       8,300        * Advanced Fibre Communications, Inc .........      174,051
     149,500        * Agere Systems, Inc (Class B) ...............      432,055
      17,600        * Altera Corp ................................      332,640
         100          Ametek, Inc ................................        4,286
         900        * Amkor Technology, Inc ......................       12,789
      57,300        * Atmel Corp .................................      229,773
       8,100        * Broadcom Corp (Class A) ....................      215,622
       1,400        * CIENA Corp .................................        8,274
      10,900        * Comverse Technology, Inc ...................      163,064
       1,200        * Cree, Inc ..................................       22,224
       8,800        * Cypress Semiconductor Corp .................      155,584
       6,900        * Energizer Holdings, Inc ....................      253,713
         500          Harman International Industries, Inc .......       49,175
         500        * Integrated Circuit Systems, Inc ............       15,020
       1,600        * Interdigital Communications Corp ...........       24,000
         900          Intersil Corp (Class A) ....................       21,420
       5,300        * Jabil Circuit, Inc .........................      138,065
      52,200        * JDS Uniphase Corp ..........................      187,920
         700        * L-3 Communications Holdings, Inc ...........       30,275
       1,400          Maytag Corp ................................       34,958
       2,600        * McData Corp (Class A) ......................       31,122
       8,867          Microchip Technology, Inc ..................      212,276
      12,600        * Micron Technology, Inc .....................      169,092
       3,100          Molex, Inc .................................       88,629
      13,600        * National Semiconductor Corp ................      439,144
       8,400        * Novellus Systems, Inc ......................      283,500
       5,300        * Nvidia Corp ................................       84,328
       8,400        * PMC-Sierra, Inc ............................      110,804
       9,900        * QLogic Corp ................................      465,399
       3,500        * Rambus, Inc ................................       58,730
       2,600          Rockwell Collins, Inc ......................       65,650
      34,986        * Sanmina-SCI Corp ...........................      339,364
       1,000        * Tellabs, Inc ...............................        6,790
       2,500        * Utstarcom, Inc .............................       79,525
                                                                   ------------
                      TOTAL ELECTRONIC AND OTHER ELECTRIC EQUIPMENT   4,951,497
                                                                   ------------

                        SEE NOTES TO FINANCIAL STATEMENTS

                      2003 ANNUAL REPORT TIAA-CREF Institutional Mutual Funds 43

         Statement of Investments - INSTITUTIONAL MID-CAP GROWTH FUND -
                               September 30, 2003
--------------------------------------------------------------------------------

      SHARES                                                            VALUE
      ------                                                            -----
 ENGINEERING AND MANAGEMENT SERVICES--2.05%
         300        * Affymetrix, Inc ............................ $      6,297
         900        * Celgene Corp ...............................       38,997
       5,800        * Corporate Executive Board Co ...............      272,310
       5,300        * Jacobs Engineering Group, Inc ..............      239,030
       5,358          Moody's Corp ...............................      294,529
         469        * Pharmaceutical Product Development, Inc ....       11,251
       2,500        * Quest Diagnostics, Inc .....................      151,600
                                                                   ------------
                      TOTAL ENGINEERING AND MANAGEMENT SERVICES       1,014,014
                                                                   ------------
 FABRICATED METAL PRODUCTS--0.16%
         400        * Alliant Techsystems, Inc ...................       19,220
       1,100          Ball Corp ..................................       59,400
                                                                   ------------
                      TOTAL FABRICATED METAL PRODUCTS                    78,620
                                                                   ------------
 FOOD AND KINDRED PRODUCTS--1.68%
      11,100        * Constellation Brands, Inc (Class A) ........      338,439
      10,300        * Dean Foods Co ..............................      319,609
       1,200          Hershey Foods Corp .........................       87,216
       4,100          Pepsi Bottling Group, Inc ..................       84,378
                                                                   ------------
                      TOTAL FOOD AND KINDRED PRODUCTS                   829,642
                                                                   ------------
 FOOD STORES--1.34%
      19,700        * Starbucks Corp .............................      567,360
       1,700        * Whole Foods Market, Inc ....................       93,806
                                                                   ------------
                      TOTAL FOOD STORES                                 661,166
                                                                   ------------
 FURNITURE AND FIXTURES--0.58%
       1,300          HON Industries, Inc ........................       48,048
       1,600          Herman Miller, Inc .........................       36,432
         200          Leggett & Platt, Inc .......................        4,326
       9,000          Newell Rubbermaid, Inc .....................      195,030
                                                                   ------------
                      TOTAL FURNITURE AND FIXTURES                      283,836
                                                                   ------------
 FURNITURE AND HOMEFURNISHINGS STORES--1.04%
         200          Pier 1 Imports, Inc ........................        3,848
       7,800          RadioShack Corp ............................      221,598
      10,700        * Williams-Sonoma, Inc .......................      288,686
                                                                   ------------
                      TOTAL FURNITURE AND HOMEFURNISHINGS STORES        514,132
                                                                   ------------
 GENERAL BUILDING CONTRACTORS--0.03%
         200          Centex Corp ................................       15,576
                                                                   ------------
                      TOTAL GENERAL BUILDING CONTRACTORS                 15,576
                                                                   ------------
 GENERAL MERCHANDISE STORES--1.40%
         600        * 99 Cents Only Stores .......................       19,404
      13,100          Dollar General Corp ........................      262,000
       4,900        * Dollar Tree Stores, Inc ....................      164,150
       6,200          Family Dollar Stores, Inc ..................      247,318
                                                                   ------------
                      TOTAL GENERAL MERCHANDISE STORES                  692,872
                                                                   ------------
 HEALTH SERVICES--4.20%
      11,500        * Caremark Rx, Inc ...........................      259,900
         700        * Coventry Health Care, Inc ..................       36,918
      11,645        * DaVita, Inc ................................      370,660
       5,287        * Express Scripts, Inc .......................      323,300
       1,400        * First Health Group Corp ....................       36,610
      20,300          Health Management Associates, Inc (Class A)       442,743
      13,500        * Laboratory Corp Of America Holdings ........      387,450
       3,100        * Lincare Holdings, Inc ......................      113,615
       2,800        * Triad Hospitals, Inc .......................       84,784
         399        * Universal Health Services, Inc (Class B) ...       19,731
                                                                   ------------
                      TOTAL HEALTH SERVICES                           2,075,711
                                                                   ------------
 HOLDING AND OTHER INVESTMENT OFFICES--0.24%
       1,200          Chelsea Property Group, Inc ................       57,480
       1,200          Cousins Properties, Inc ....................       33,300
         300          Mills Corp .................................       11,805
         100          Popular, Inc ...............................        3,980
         300          Rouse Co ...................................       12,510
                                                                   ------------
                      TOTAL HOLDING AND OTHER INVESTMENT OFFICES        119,075
                                                                   ------------
 HOTELS AND OTHER LODGING PLACES--1.24%
      29,200          Hilton Hotels Corp .........................      473,624
       3,100          Marriott International, Inc (Class A) ......      133,393
         100          Starwood Hotels & Resorts Worldwide, Inc ...        3,480
                                                                   ------------
                      TOTAL HOTELS AND OTHER LODGING PLACES             610,497
                                                                   ------------
 INDUSTRIAL MACHINERY AND EQUIPMENT--6.42%
       1,300        * American Standard Cos, Inc .................      109,525
         500        * Avocent Corp ...............................       15,145
       6,700          Black & Decker Corp ........................      271,685
         689        * Cooper Cameron Corp ........................       31,839
         500          Donaldson Co, Inc ..........................       26,950
       8,500        * Emulex Corp ................................      216,495
         300        * FMC Technologies, Inc ......................        6,426
       5,700          Graco, Inc .................................      214,035
       1,300        * Grant Prideco, Inc .........................       13,247
      15,600          International Game Technology ..............      439,140
       1,800          ITT Industries, Inc ........................      107,712
       3,900        * Lam Research Corp ..........................       86,385
       5,800        * Lexmark International, Inc .................      365,458
         200        * National-Oilwell, Inc ......................        3,628
      10,400        * Network Appliance, Inc .....................      213,512
      11,000          Pall Corp ..................................      246,840
       7,800          Pitney Bowes, Inc ..........................      298,896
       1,000        * Sandisk Corp ...............................       63,740
       1,600        * Smith International, Inc ...................       57,568
      33,200        * Solectron Corp .............................      194,220
         500        * SPX Corp ...................................       22,640
         700        * Storage Technology Corp ....................       16,898
       8,900          Symbol Technologies, Inc ...................      106,355
         200        * Xerox Corp .................................        2,052
         750        * Zebra Technologies Corp (Class A) ..........       38,678
                                                                   ------------
                      TOTAL INDUSTRIAL MACHINERY AND EQUIPMENT        3,169,069
                                                                   ------------
 INSTRUMENTS AND RELATED PRODUCTS--6.13%
       7,300          Applera Corp (Applied Biosystems Group) ....      162,863
         700          Bard (C.R.), Inc ...........................       49,700
       1,200          Beckman Coulter, Inc .......................       54,648
      11,200          Biomet, Inc ................................      376,432
       1,400          Dentsply International, Inc ................       62,776
       1,100        * Edwards Lifesciences Corp ..................       29,788
         500        * Fisher Scientific International, Inc .......       19,845
       6,550        * KLA-Tencor Corp ............................      336,670
         400        * Mettler-Toledo International, Inc ..........       14,380
         500        * Millipore Corp .............................       23,030
       7,800        * MKS Instruments, Inc .......................      168,948
       6,200        * Resmed, Inc ................................      272,676
         200        * Respironics, Inc ...........................        8,356
         700        * Steris Corp ................................       16,114
       5,100        * Teradyne, Inc ..............................       94,860
       6,900        * Varian Medical Systems, Inc ................      396,612
       4,900        * Waters Corp ................................      134,407
      14,600        * Zimmer Holdings, Inc .......................      804,460
                                                                   ------------
                      TOTAL INSTRUMENTS AND RELATED PRODUCTS          3,026,565
                                                                   ------------
 INSURANCE AGENTS, BROKERS AND SERVICE--0.65%
         600          Brown & Brown, Inc .........................       18,468
         900          Gallagher (Arthur J.) & Co .................       25,452
      10,300        * National Financial Partners Corp ...........      278,100
                                                                   ------------
                      TOTAL INSURANCE AGENTS, BROKERS AND SERVICE       322,020
                                                                   ------------
 INSURANCE CARRIERS--3.03%
       7,000        * AdvancePCS .................................      318,990
       9,800          Aetna, Inc .................................      598,094
       4,200        * Anthem, Inc ................................      299,586
         500        * Health Net, Inc ............................       15,835
         600        * Markel Corp ................................      160,200
         700        * Mid Atlantic Medical Services, Inc .........       36,001



                       SEE NOTES TO FINANCIAL STATEMENTS

44  TIAA-CREF Institutional Mutual Funds  2003 ANNUAL REPORT

         Statement of Investments - INSTITUTIONAL MID-CAP GROWTH FUND -
                               September 30, 2003
--------------------------------------------------------------------------------

      SHARES                                                            VALUE
      ------                                                            -----
 INSURANCE CARRIERS--(CONTINUED)
       1,700        * Oxford Health Plans, Inc ................... $     70,227
                                                                   ------------
                      TOTAL INSURANCE CARRIERS                        1,498,933
                                                                   ------------
 LEATHER AND LEATHER PRODUCTS--0.57%
       4,800        * Coach, Inc .................................      262,080
         500        * Timberland Co (Class A) ....................       21,330
                                                                   ------------
                      TOTAL LEATHER AND LEATHER PRODUCTS                283,410
                                                                   ------------
 METAL MINING--0.53%
       6,500          Freeport-McMoRan Copper & Gold, Inc (Class A)     215,150
       2,000          Southern Peru Copper Corp ..................       44,240
                                                                   ------------
                      TOTAL METAL MINING                                259,390
                                                                   ------------
 MISCELLANEOUS MANUFACTURING INDUSTRIES--0.74%
      19,400          Mattel, Inc ................................      367,824
                                                                   ------------
                      TOTAL MISCELLANEOUS MANUFACTURING INDUSTRIES      367,824
                                                                   ------------
 MISCELLANEOUS RETAIL--2.87%
       7,400        * Barnes & Noble, Inc ........................      188,034
       1,000        * Marvel Enterprises, Inc ....................       22,250
       1,100          Michaels Stores, Inc .......................       44,836
         300          Omnicare, Inc ..............................       10,818
         100          Petsmart, Inc ..............................        2,270
      13,100        * Rite Aid Corp ..............................       67,596
      40,100        * Staples, Inc ...............................      952,375
       3,500          Tiffany & Co ...............................      130,655
                                                                   ------------
                      TOTAL MISCELLANEOUS RETAIL                      1,418,834
                                                                   ------------
 NONDEPOSITORY INSTITUTIONS--0.18%
       1,800          Doral Financial Corp .......................       84,600
         300        * Providian Financial Corp ...................        3,537
                                                                   ------------
                      TOTAL NONDEPOSITORY INSTITUTIONS                   88,137
                                                                   ------------
 OIL AND GAS EXTRACTION--2.95%
      14,500        * BJ Services Co .............................      495,465
       7,000          Chesapeake Energy Corp .....................       75,460
         700          ENSCO International, Inc ...................       18,774
       3,500          EOG Resources, Inc .........................      146,090
         400        * Key Energy Services, Inc ...................        3,860
       6,600          Noble Energy, Inc ..........................      252,780
       2,600        * Patterson-UTI Energy, Inc ..................       70,382
         500        * Pioneer Natural Resources Co ...............       12,730
       1,600        * Pride International, Inc ...................       27,120
       9,500        * Rowan Cos, Inc .............................      233,510
         700        * Varco International, Inc ...................       11,837
         200        * Westport Resources Corp ....................        4,708
       4,900          XTO Energy, Inc ............................      102,851
                                                                   ------------
                      TOTAL OIL AND GAS EXTRACTION                    1,455,567
                                                                   ------------
 PAPER AND ALLIED PRODUCTS--0.02%
         400        * Pactiv Corp ................................        8,112
                                                                   ------------
                      TOTAL PAPER AND ALLIED PRODUCTS                     8,112
                                                                   ------------
 PERSONAL SERVICES--1.68%
       5,100          Cintas Corp ................................      187,884
       7,800          H & R Block, Inc ...........................      336,570
         600          Regis Corp .................................       19,260
       6,900        * Weight Watchers International, Inc .........      287,040
                                                                   ------------
                      TOTAL PERSONAL SERVICES                           830,754
                                                                   ------------
 PRINTING AND PUBLISHING--1.42%
      10,700          Belo Corp (Class A) ........................      259,475
       7,400          New York Times Co (Class A) ................      321,604
       1,400          Scripps (E.W.) Co (Class A) ................      119,140
                                                                   ------------
                      TOTAL PRINTING AND PUBLISHING                     700,219
                                                                   ------------
 REAL ESTATE--0.05%
         800          St. Joe Co .................................       25,664
                                                                   ------------
                      TOTAL REAL ESTATE                                  25,664
                                                                   ------------
 RUBBER AND MISCELLANEOUS PLASTICS PRODUCTS--0.81%
       8,500        * Sealed Air Corp ............................      401,455
                                                                   ------------
                      TOTAL RUBBER AND MISCELLANEOUS PLASTICS
                      PRODUCTS                                          401,455
                                                                   ------------
 SECURITY AND COMMODITY BROKERS--2.04%
       1,300        * Affiliated Managers Group, Inc .............       81,640
       5,648        * Ameritrade Holding Corp ....................       63,540
       1,400        * E*trade Group, Inc .........................       12,964
         700          Eaton Vance Corp ...........................       23,436
       9,100          Federated Investors, Inc (Class B) .........      252,070
       1,100          Investors Financial Services Corp ..........       34,540
       5,800          Legg Mason, Inc ............................      418,760
         700          Neuberger Berman, Inc ......................       29,309
       1,200          SEI Investments Co .........................       39,000
         800          T Rowe Price Group, Inc ....................       33,008
         900          Waddell & Reed Financial, Inc (Class A) ....       21,213
                                                                   ------------
                      TOTAL SECURITY AND COMMODITY BROKERS            1,009,480
                                                                   ------------
 STONE, CLAY, AND GLASS PRODUCTS--0.59%
      31,000        * Corning, Inc ...............................      292,020
                                                                   ------------
                      TOTAL STONE, CLAY, AND GLASS PRODUCTS             292,020
                                                                   ------------
 TRANSPORTATION BY AIR--0.17%
       1,400        * JetBlue Airways Corp .......................       85,358
                                                                   ------------
                      TOTAL TRANSPORTATION BY AIR                        85,358
                                                                   ------------
 TRANSPORTATION EQUIPMENT--1.01%
       4,635          Autoliv, Inc ...............................      139,838
       2,100          Gentex Corp ................................       73,164
       5,100        * Navistar International Corp ................      190,128
         300          Polaris Industries, Inc ....................       22,245
       2,500        * United Defense Industries, Inc .............       70,975
                                                                   ------------
                      TOTAL TRANSPORTATION EQUIPMENT                    496,350
                                                                   ------------
 TRANSPORTATION SERVICES--0.67%
       7,542          C.H. Robinson Worldwide, Inc ...............      280,638
       1,400          Expeditors International Of Washington, Inc        48,174
                                                                   ------------
                      TOTAL TRANSPORTATION SERVICES                     328,812
                                                                   ------------
 TRUCKING AND WAREHOUSING--0.07%
         400        * Hunt (J.B.) Transport Services, Inc ........       10,408
         200        * Swift Transportation Co, Inc ...............        4,538
         900          Werner Enterprises, Inc ....................       20,619
                                                                   ------------
                      TOTAL TRUCKING AND WAREHOUSING                     35,565
                                                                   ------------
 WHOLESALE TRADE-DURABLE GOODS--0.65%
      11,600        * Arrow Electronics, Inc .....................      213,324
       1,100          CDW Corp ...................................       63,514
         800        * Patterson Dental Co ........................       46,064
                                                                   ------------
                      TOTAL WHOLESALE TRADE-DURABLE GOODS               322,902
                                                                   ------------
 WHOLESALE TRADE-NONDURABLE GOODS--0.99%
       4,200          AmerisourceBergen Corp .....................      227,010
         103        * Henry Schein, Inc ..........................        5,840
       7,400          McKesson Corp ..............................      246,346
         200        * Performance Food Group Co ..................        8,143
                                                                   ------------
                      TOTAL WHOLESALE TRADE-NONDURABLE GOODS            487,339
                                                                   ------------
                      TOTAL COMMON STOCK
                       (COST $44,259,254)                            48,914,493
                                                                   ------------
                      TOTAL PORTFOLIO--99.00%
                       (COST $44,259,254)                            48,914,493

                      OTHER ASSETS & LIABILITIES, NET--1.00%            495,757
                                                                   ------------
                      NET ASSETS--100.00%                          $ 49,410,250
                                                                   ============

------------
*  Non-income producing
b  In bankruptcy

At September 30, 2003, the aggregate cost of portfolio investments for federal income tax purposes was $44,723,302. Net unrealized appreciation of portfolio investments aggregated $4,191,191 of which $5,266,091 related to appreciated portfolio investments and $1,074,900 related to depreciated portfolio investments.

                        SEE NOTES TO FINANCIAL STATEMENTS

                      2003 ANNUAL REPORT TIAA-CREF Institutional Mutual Funds 45

Statement of Investments - INSTITUTIONAL MID-CAP VALUE FUND - September 30, 2003
--------------------------------------------------------------------------------

                               Summary by Industry
                                                             VALUE           %
--------------------------------------------------------------------------------
COMMON STOCK:
Amusement and Recreation Services ...................... $   127,145       0.44%
Apparel and Accessory Stores ...........................     201,086       0.69
Apparel and Other Textile Products .....................     251,502       0.86
Business Services ......................................   1,402,728       4.81
Chemicals and Allied Products ..........................   1,510,316       5.19
Communications .........................................   1,266,608       4.34
Depository Institutions ................................   3,161,771      10.85
Eating and Drinking Places .............................     338,155       1.16
Electric, Gas, and Sanitary Services ...................   3,763,980      12.91
Electronic and Other Electric Equipment ................     771,520       2.65
Engineering and Management Services ....................     648,639       2.22
Fabricated Metal Products ..............................     208,153       0.71
Food and Kindred Products ..............................     863,112       2.96
Food Stores ............................................     356,075       1.22
Furniture and Fixtures .................................     419,527       1.44
Furniture and Homefurnishings Stores ...................     161,676       0.55
General Merchandise Stores .............................     513,398       1.76
Health Services ........................................     336,623       1.15
Holding and Other Investment Offices ...................   2,838,804       9.74
Hotels and Other Lodging Places ........................     282,471       0.97
Industrial Machinery and Equipment .....................   1,859,840       6.38
Instruments and Related Products .......................     413,084       1.42
Insurance Carriers .....................................   2,715,978       9.32
Miscellaneous Retail ...................................     278,087       0.95
Motion Pictures ........................................      16,800       0.06
Nondepository Institutions .............................     132,772       0.46
Oil and Gas Extraction .................................   1,258,210       4.32
Paper and Allied Products ..............................     566,620       1.94
Printing and Publishing ................................     222,707       0.76
Railroad Transportation ................................     312,712       1.07
Security and Commodity Brokers .........................     601,275       2.06
Stone, Clay, and Glass Products ........................     324,858       1.12
Textile Mill Products ..................................     173,022       0.59
Tobacco Products .......................................     180,527       0.62
Transportation By Air ..................................      67,099       0.23
Transportation Equipment ...............................     179,524       0.62
Wholesale Trade-Nondurable Goods .......................     134,882       0.46
                                                         -----------     ------
TOTAL COMMON STOCK (COST $26,785,906) ..................  28,861,286      99.00
                                                         -----------     ------
TOTAL PORTFOLIO (COST $26,785,906) .....................  28,861,286      99.00
OTHER ASSETS & LIABILITIES, NET ........................     292,402       1.00
                                                         -----------     ------
NET ASSETS ............................................. $29,153,688     100.00%
                                                         ===========     ======

                             ----------------------

      SHARES                                                            VALUE
      ------                                                            -----
COMMON STOCK--99.00%
 AMUSEMENT AND RECREATION SERVICES--0.44%
       5,611        * WMS Industries, Inc ......................... $    27,145
                                                                    -----------
                      TOTAL AMUSEMENT AND RECREATION SERVICES           127,145
                                                                    -----------
 APPAREL AND ACCESSORY STORES--0.69%
      13,532        * American Eagle Outfitters, Inc ..............     201,086
                                                                    -----------
                      TOTAL APPAREL AND ACCESSORY STORES                201,086
                                                                    -----------
 APPAREL AND OTHER TEXTILE PRODUCTS--0.86%
       8,403          Jones Apparel Group, Inc ....................     251,502
                                                                    -----------
                      TOTAL APPAREL AND OTHER TEXTILE PRODUCTS          251,502
                                                                    -----------
 BUSINESS SERVICES--4.81%
      11,162        * BMC Software, Inc ...........................     155,487
      24,679        * Brocade Communications Systems, Inc .........     128,824
       3,404        * Computer Sciences Corp ......................     127,888
       7,842        * Convergys Corp ..............................     143,822
         900          Deluxe Corp .................................      36,126
       8,620          Electronic Data Systems Corp ................     174,124
         208          GTECH Holdings Corp .........................       8,913
       4,520          Manpower, Inc ...............................     167,692
      20,978        * Siebel Systems, Inc .........................     203,906
      10,718          Viad Corp ...................................     255,946
                                                                    -----------
                      TOTAL BUSINESS SERVICES                         1,402,728
                                                                    -----------
 CHEMICALS AND ALLIED PRODUCTS--5.19%
       1,100          Alberto-Culver Co (Class B) .................      64,702
       1,800          Clorox Co ...................................      82,566
      14,234          Dial Corp ...................................     306,600
       7,438          International Flavors & Fragrances, Inc .....     246,049
      17,345        * Millennium Chemicals, Inc ...................     165,645
       9,626        * Millennium Pharmaceuticals, Inc .............     148,144
         600          PPG Industries, Inc .........................      31,332
       7,932          Rohm & Haas Co ..............................     265,325
       1,078          Sigma-Aldrich Corp ..........................      55,991
       3,086          Valspar Corp ................................     143,962
                                                                    -----------
                      TOTAL CHEMICALS AND ALLIED PRODUCTS             1,510,316
                                                                    -----------
 COMMUNICATIONS--4.34%
      14,660        * Avaya, Inc ..................................     159,794
       3,503        * Entercom Communications Corp ................     157,004
       7,800        * Hearst-Argyle Television, Inc ...............     188,760
      36,527        * Level 3 Communications, Inc .................     197,976
     164,721        * Lucent Technologies, Inc ....................     355,798
       3,666          Telephone & Data Systems, Inc ...............     207,276
                                                                    -----------
                      TOTAL COMMUNICATIONS                            1,266,608
                                                                    -----------
 DEPOSITORY INSTITUTIONS--10.85%
         131          AmSouth Bancorp .............................       2,780
       9,460          Astoria Financial Corp ......................     292,314
       2,630          Bank Of Hawaii Corp .........................      88,315
         473        * BOK Financial Corp ..........................      17,818
         600          Capitol Federal Financial ...................      17,616
      14,951          Charter One Financial, Inc ..................     457,501
         200          Comerica, Inc ...............................       9,320
       1,597          Commerce Bancshares, Inc ....................      69,869
       4,052          First Tennessee National Corp ...............     172,048
       1,379          FNB Corp ....................................      47,603
      14,134          Hibernia Corp (Class A) .....................     286,355
       1,343          Hudson City Bancorp, Inc ....................      41,418
       1,100          IndyMac Bancorp, Inc ........................      25,487
         341          International Bancshares Corp ...............      14,134
       5,620          New York Community Bancorp, Inc .............     177,086
      10,367          North Fork Bancorp, Inc .....................     360,253
         200          Park National Corp ..........................      22,380
       4,348          Regions Financial Corp ......................     148,919
       5,800          SouthTrust Corp .............................     170,462
       5,785          TCF Financial Corp ..........................     277,391
         622          Trustmark Corp ..............................      16,875
       4,603          Union Planters Corp .........................     145,639
       4,808          UnionBanCal Corp ............................     238,477
         315          Valley National Bancorp .....................       8,770
       2,100          Washington Federal, Inc .....................      52,941
                                                                    -----------
                      TOTAL DEPOSITORY INSTITUTIONS                   3,161,771
                                                                    -----------
 EATING AND DRINKING PLACES--1.16%
          45          CBRL Group, Inc .............................       1,597
      10,798          Darden Restaurants, Inc .....................     205,162
       4,068          Wendy's International, Inc ..................     131,396
                                                                    -----------
                      TOTAL EATING AND DRINKING PLACES                  338,155
                                                                    -----------
 ELECTRIC, GAS, AND SANITARY SERVICES--12.91%
       1,870          AGL Resources, Inc ..........................      52,678
      28,567        * Allegheny Energy, Inc .......................     261,102
       2,555          Allete, Inc .................................      69,956
         100          Ameren Corp .................................       4,291
       5,490          Cinergy Corp ................................     201,483


                       SEE NOTES TO FINANCIAL STATEMENTS

46  TIAA-CREF Institutional Mutual Funds  2003 ANNUAL REPORT

Statement of Investments - INSTITUTIONAL MID-CAP VALUE FUND - September 30, 2003
--------------------------------------------------------------------------------

      SHARES                                                            VALUE
      ------                                                            -----
 ELECTRIC, GAS, AND SANITARY SERVICES--(CONTINUED)
       4,228          Consolidated Edison, Inc .................... $   172,333
         100          Constellation Energy Group, Inc .............       3,578
       4,264          Equitable Resources, Inc ....................     175,250
       1,127          Hawaiian Electric Industries, Inc ...........      49,058
       3,400          KeySpan Corp ................................     119,272
       8,585          National Fuel Gas Co ........................     196,167
          44          Nicor, Inc ..................................       1,546
       1,300          Peoples Energy Corp .........................      53,794
      11,354          Pepco Holdings, Inc .........................     196,197
       1,304        * PG&E Corp ...................................      31,166
       2,050          Philadelphia Suburban Corp ..................      49,364
       1,128          Piedmont Natural Gas Co, Inc ................      43,992
       9,596          PPL Corp ....................................     392,956
       4,252          Public Service Enterprise Group, Inc ........     178,584
       1,200          Puget Energy, Inc ...........................      26,916
      38,636        * Reliant Resources, Inc ......................     197,816
      11,570          Republic Services, Inc ......................     261,945
         600          SCANA Corp ..................................      20,550
       3,887          Sempra Energy ...............................     114,122
      12,246          TXU Corp ....................................     288,516
       1,411          UGI Corp ....................................      40,820
      21,771          Williams Cos, Inc ...........................     205,083
       2,900          Wisconsin Energy Corp .......................      88,653
       1,144          WPS Resources Corp ..........................      47,133
      14,199          Xcel Energy, Inc ............................     219,659
                                                                    -----------
                      TOTAL ELECTRIC, GAS, AND SANITARY SERVICES      3,763,980
                                                                    -----------
 ELECTRONIC AND OTHER ELECTRIC EQUIPMENT--2.65%
      35,872        * Applied Micro Circuits Corp .................     174,697
       8,283        * ASML Holding NV (New York Shs) ..............     108,756
      45,075        * Atmel Corp ..................................     180,751
      10,110        * Comverse Technology, Inc ....................     151,246
      31,851        * Sycamore Networks, Inc ......................     156,070
                                                                    -----------
                      TOTAL ELECTRONIC AND OTHER ELECTRIC EQUIPMENT     771,520
                                                                    -----------
 ENGINEERING AND MANAGEMENT SERVICES--2.22%
      22,360        * BearingPoint, Inc ...........................     178,433
      19,641          Monsanto Co .................................     470,206
                                                                    -----------
                      TOTAL ENGINEERING AND MANAGEMENT SERVICES         648,639
                                                                    -----------
 FABRICATED METAL PRODUCTS--0.71%
         244        * Alliant Techsystems, Inc ....................      11,724
         411          Fortune Brands, Inc .........................      23,324
       5,864          Stanley Works ...............................     173,105
                                                                    -----------
                      TOTAL FABRICATED METAL PRODUCTS                   208,153
                                                                    -----------
 FOOD AND KINDRED PRODUCTS--2.96%
       9,963          Archer Daniels Midland Co ...................     130,615
       7,613          Coors (Adolph) Co (Class B) .................     409,275
       3,100        * Dean Foods Co ...............................      96,193
       1,064          Hershey Foods Corp ..........................      77,332
       2,200          Hormel Foods Corp ...........................      50,556
       1,441          J.M. Smucker Co .............................      60,753
       1,400          McCormick & Co, Inc (Non-Vote) ..............      38,388
                                                                    -----------
                      TOTAL FOOD AND KINDRED PRODUCTS                   863,112
                                                                    -----------
 FOOD STORES--1.22%
      15,522        * Safeway, Inc ................................     356,075
                                                                    -----------
                      TOTAL FOOD STORES                                 356,075
                                                                    -----------
 FURNITURE AND FIXTURES--1.44%
         972          Hillenbrand Industries, Inc .................      54,840
         556          Johnson Controls, Inc .......................      52,598
       2,815        * Lear Corp ...................................     148,182
      13,914          Steelcase, Inc (Class A) ....................     163,907
                                                                    -----------
                      TOTAL FURNITURE AND FIXTURES                      419,527
                                                                    -----------
 FURNITURE AND HOMEFURNISHINGS STORES--0.55%
      16,965          Circuit City Stores, Inc (Circuit City Group)     161,676
                                                                    -----------
                      TOTAL FURNITURE AND HOMEFURNISHINGS STORES        161,676
                                                                    -----------
 GENERAL MERCHANDISE STORES--1.76%
      17,471          May Department Stores Co ....................     430,311
       1,900          Sears Roebuck & Co ..........................      83,087
                                                                    -----------
                      TOTAL GENERAL MERCHANDISE STORES                  513,398
                                                                    -----------
 HEALTH SERVICES--1.15%
         743        * Community Health Systems, Inc ...............      16,123
       7,567        * Tenet Healthcare Corp .......................     109,570
       6,966        * Triad Hospitals, Inc ........................     210,930
                                                                    -----------
                      TOTAL HEALTH SERVICES                             336,623
                                                                    -----------
 HOLDING AND OTHER INVESTMENT OFFICES--9.74%
       2,156          Allied Capital Corp .........................      53,016
       9,888          AMB Property Corp ...........................     304,649
       7,976          Apartment Investment & Management Co (Class A)    313,935
       5,447          Developers Diversified Realty Corp ..........     162,702
         129          Equity Residential ..........................       3,777
       5,004          General Growth Properties, Inc ..............     358,787
          30          Health Care Property Investors, Inc .........       1,401
          10          Healthcare Realty Trust, Inc ................         320
      14,020          Highwoods Properties, Inc ...................     334,517
       3,338          iShares Russell Midcap Value Index Fund .....     271,413
       2,156          Kimco Realty Corp ...........................      88,331
       4,771          Mack-Cali Realty Corp .......................     187,023
      15,052          Nationwide Health Properties, Inc ...........     263,259
       2,740          New Plan Excel Realty Trust .................      63,842
       2,315          Popular, Inc ................................      92,137
       1,300          Realty Income Corp ..........................      51,545
       2,000          Rouse Co ....................................      83,400
       2,800          Simon Property Group, Inc ...................     122,024
       3,100          United Dominion Realty Trust, Inc ...........      56,761
         577          Weingarten Realty Investors .................      25,965
                                                                    -----------
                      TOTAL HOLDING AND OTHER INVESTMENT OFFICES      2,838,804
                                                                    -----------
 HOTELS AND OTHER LODGING PLACES--0.97%
      17,415          Hilton Hotels Corp ..........................     282,471
                                                                    -----------
                      TOTAL HOTELS AND OTHER LODGING PLACES             282,471
                                                                    -----------
 INDUSTRIAL MACHINERY AND EQUIPMENT--6.38%
      14,057        * AGCO Corp ...................................     240,937
       5,835        * Apple Computer, Inc .........................     120,376
       6,444          Kennametal, Inc .............................     241,006
       5,202          Manitowoc Co, Inc ...........................     112,831
      10,796          Pitney Bowes, Inc ...........................     413,703
      48,706        * Solectron Corp ..............................     284,930
       6,586        * SPX Corp ....................................     298,214
       9,701          Timken Co ...................................     147,843
                                                                    -----------
                      TOTAL INDUSTRIAL MACHINERY AND EQUIPMENT        1,859,840
                                                                    -----------
 INSTRUMENTS AND RELATED PRODUCTS--1.42%
       6,887        * Agilent Technologies, Inc ...................     152,272
       6,132          Eastman Kodak Co ............................     128,404
       6,113        * MKS Instruments, Inc ........................     132,408
                                                                    -----------
                      TOTAL INSTRUMENTS AND RELATED PRODUCTS            413,084
                                                                    -----------
 INSURANCE CARRIERS--9.32%
       5,566          Aetna, Inc ..................................     339,693
          57        * Alleghany Corp ..............................      11,129
         179          American National Insurance Co ..............      15,224
       1,800          Berkley (W.R.) Corp .........................      61,668
       2,700          Cigna Corp ..................................     120,555
         800          Cincinnati Financial Corp ...................      31,968
         704          Erie Indemnity Co (Class A) .................      27,386
          11          Fidelity National Financial, Inc ............         331
       1,135          HCC Insurance Holdings, Inc .................      33,006
         950        * Health Net, Inc .............................      30,087

                        SEE NOTES TO FINANCIAL STATEMENTS

                      2003 ANNUAL REPORT TIAA-CREF Institutional Mutual Funds 47

Statement of Investments - INSTITUTIONAL MID-CAP VALUE FUND - September 30, 2003
--------------------------------------------------------------------------------

      SHARES                                                            VALUE
      ------                                                            -----
INSURANCE CARRIERS--(CONTINUED)
       2,901          Jefferson-Pilot Corp ........................ $   128,746
       5,482          John Hancock Financial Services, Inc ........     185,292
       9,198          Lincoln National Corp .......................     325,425
      18,092          Max Re Capital Ltd ..........................     307,745
         200          MBIA, Inc ...................................      10,994
       5,390          MGIC Investment Corp ........................     280,657
       2,800          Old Republic International Corp .............      92,652
       7,218          Safeco Corp .................................     254,507
       8,115          St. Paul Cos, Inc ...........................     300,498
       2,600          Torchmark Corp ..............................     105,664
         627          Transatlantic Holdings, Inc .................      44,592
          24          Wesco Financial Corp ........................       8,159
                                                                    -----------
                      TOTAL INSURANCE CARRIERS                        2,715,978
                                                                    -----------
 MISCELLANEOUS RETAIL--0.95%
      10,944        * Barnes & Noble, Inc .........................     278,087
                                                                    -----------
                      TOTAL MISCELLANEOUS RETAIL                        278,087
                                                                    -----------
 MOTION PICTURES--0.06%
         800          Blockbuster, Inc (Class A) ..................      16,800
                                                                    -----------
                      TOTAL MOTION PICTURES                              16,800
                                                                    -----------
 NONDEPOSITORY INSTITUTIONS--0.46%
       3,800          CIT Group, Inc ..............................     109,288
         300          Countrywide Financial Corp ..................      23,484
                                                                    -----------
                      TOTAL NONDEPOSITORY INSTITUTIONS                  132,772
                                                                    -----------
 OIL AND GAS EXTRACTION--4.32%
      11,165          Diamond Offshore Drilling, Inc ..............     213,252
       5,935          Marathon Oil Corp ...........................     169,148
       8,092          Noble Energy, Inc ...........................     309,924
      12,872        * Pioneer Natural Resources Co ................     327,721
         388          Unocal Corp .................................      12,230
      13,361        * Varco International, Inc ....................     225,935
                                                                    -----------
                      TOTAL OIL AND GAS EXTRACTION                    1,258,210
                                                                    -----------
 PAPER AND ALLIED PRODUCTS--1.94%
      27,918          Abitibi-Consolidated, Inc ...................     195,426
      16,800          Abitibi-Consolidated, Inc (Canada) ..........     118,021
      16,848        * Smurfit-Stone Container Corp ................     252,383
          36          Sonoco Products Co ..........................         790
                                                                    -----------
                      TOTAL PAPER AND ALLIED PRODUCTS                   566,620
                                                                    -----------
 PRINTING AND PUBLISHING--0.76%
          23          Harte-Hanks, Inc ............................         424
       3,300          Knight Ridder, Inc ..........................     220,110
          50          New York Times Co (Class A) .................       2,173
                                                                    -----------
                      TOTAL PRINTING AND PUBLISHING                     222,707
                                                                    -----------
 RAILROAD TRANSPORTATION--1.07%
      10,691          CSX Corp ....................................     312,712
                                                                    -----------
                      TOTAL RAILROAD TRANSPORTATION                     312,712
                                                                    -----------
 SECURITY AND COMMODITY BROKERS--2.06%
       6,953          A.G. Edwards, Inc ...........................     267,065
       1,878          Bear Stearns Cos, Inc .......................     140,474
      13,868          Janus Capital Group, Inc ....................     193,736
                                                                    -----------
                      TOTAL SECURITY AND COMMODITY BROKERS              601,275
                                                                    -----------
 STONE, CLAY, AND GLASS PRODUCTS--1.12%
       9,335          Lafarge North America, Inc ..................     324,858
                                                                    -----------
                      TOTAL STONE, CLAY, AND GLASS PRODUCTS             324,858
                                                                    -----------
 TEXTILE MILL PRODUCTS--0.59%
       2,426        * Mohawk Industries, Inc ......................     173,022
                                                                    -----------
                      TOTAL TEXTILE MILL PRODUCTS                       173,022
                                                                    -----------
 TOBACCO PRODUCTS--0.62%
       7,849          Loews Corp (Carolina Group) .................     180,527
                                                                    -----------
                      TOTAL TOBACCO PRODUCTS                            180,527
                                                                    -----------
 TRANSPORTATION BY AIR--0.23%
       4,047        * Continental Airlines, Inc (Class B) .........      67,099
                                                                    -----------
                      TOTAL TRANSPORTATION BY AIR                        67,099
                                                                    -----------
 TRANSPORTATION EQUIPMENT--0.62%
       3,438          Autoliv, Inc ................................     103,724
           2          Genuine Parts Co ............................          64
       1,014          Paccar, Inc .................................      75,736
                                                                    -----------
                      TOTAL TRANSPORTATION EQUIPMENT                    179,524
                                                                    -----------
 WHOLESALE TRADE-NONDURABLE GOODS--0.46%
       1,200          AmerisourceBergen Corp ......................      64,858
         848          Brown-Forman Corp (Class B) .................      67,094
          88          McKesson Corp ...............................       2,930
                                                                    -----------
                      TOTAL WHOLESALE TRADE-NONDURABLE GOODS            134,882
                                                                    -----------
                      TOTAL COMMON STOCK
                       (COST $26,785,906)                            28,861,286
                                                                    -----------
                      TOTAL PORTFOLIO--99.00%
                       (COST $26,785,906)                            28,861,286

                      OTHER ASSETS & LIABILITIES, NET--1.00%            292,402
                                                                    -----------
                      NET ASSETS--100.00%                           $29,153,688
                                                                    ===========

------------
*  Non-income producing

At September 30, 2003, the aggregate cost of portfolio investments for federal income tax purposes was $27,059,938. Net unrealized appreciation of portfolio investments aggregated $1,801,348 of which $2,407,382 related to appreciated portfolio investments and $606,034 related to depreciated portfolio investments.


                       SEE NOTES TO FINANCIAL STATEMENTS

48  TIAA-CREF Institutional Mutual Funds  2003 ANNUAL REPORT

        Statement of Investments - INSTITUTIONAL SMALL-CAP EQUITY FUND -
                               September 30, 2003
--------------------------------------------------------------------------------

                               Summary by Industry
                                                            VALUE            %
--------------------------------------------------------------------------------
COMMON STOCK:
Agricultural Production-Crops .......................... $   107,224       0.14%
Agricultural Production-Livestock ......................      21,510       0.03
Amusement and Recreation Services ......................     653,003       0.86
Apparel and Accessory Stores ...........................   1,248,875       1.65
Apparel and Other Textile Products .....................     201,894       0.27
Auto Repair, Services and Parking ......................     112,528       0.15
Automotive Dealers and Service Stations ................     432,358       0.57
Building Materials and Garden Supplies .................     184,908       0.24
Business Services ......................................   8,604,537      11.34
Chemicals and Allied Products ..........................   4,957,729       6.53
Coal Mining ............................................     260,053       0.34
Communications .........................................   1,869,213       2.46
Depository Institutions ................................   6,761,013       8.91
Eating and Drinking Places .............................     744,684       0.98
Educational Services ...................................      46,573       0.06
Electric, Gas, and Sanitary Services ...................   2,353,468       3.10
Electronic and Other Electric Equipment ................   6,252,178       8.24
Engineering and Management Services ....................   1,926,116       2.54
Executive, Legislative and General .....................       3,275       0.00
Fabricated Metal Products ..............................     736,065       0.97
Food and Kindred Products ..............................     759,748       1.00
Food Stores ............................................     200,860       0.26
Furniture and Fixtures .................................     105,108       0.14
Furniture and Homefurnishings Stores ...................     259,898       0.34
General Building Contractors ...........................     292,270       0.39
General Merchandise Stores .............................     429,840       0.57
Health Services ........................................   1,523,886       2.01
Heavy Construction, Except Building ....................     188,604       0.25
Holding and Other Investment Offices ...................   5,942,183       7.83
Hotels and Other Lodging Places ........................     399,048       0.53
Industrial Machinery and Equipment .....................   4,198,181       5.53
Instruments and Related Products .......................   4,902,947       6.46
Insurance Agents, Brokers and Service ..................      38,180       0.05
Insurance Carriers .....................................   2,321,643       3.06
Justice, Public Order and Safety .......................      11,935       0.02
Leather and Leather Products ...........................     415,005       0.55
Legal Services .........................................      77,286       0.10
Lumber and Wood Products ...............................     215,180       0.28
Metal Mining ...........................................     108,909       0.14
Miscellaneous Manufacturing Industries .................     893,966       1.18
Miscellaneous Retail ...................................   1,485,053       1.96
Motion Pictures ........................................     433,198       0.57
Nondepository Institutions .............................     719,855       0.95
Nonmetallic Minerals, Except Fuels .....................      23,484       0.03
Oil and Gas Extraction .................................   1,954,095       2.58
Paper and Allied Products ..............................     375,519       0.50
Personal Services ......................................     321,296       0.42
Petroleum and Coal Products ............................     297,391       0.39
Primary Metal Industries ...............................     885,968       1.17
Printing and Publishing ................................     652,797       0.86
Railroad Transportation ................................      45,496       0.06
Real Estate ............................................      58,713       0.08
Rubber and Miscellaneous Plastics Products .............     322,869       0.43
Security and Commodity Brokers .........................     759,596       1.00
Social Services ........................................      15,980       0.02
Special Trade Contractors ..............................     370,777       0.49
Stone, Clay, and Glass Products ........................     604,764       0.80
Textile Mill Products ..................................      47,056       0.06
Tobacco Products .......................................     101,112       0.13
Transportation By Air ..................................     905,546       1.19
Transportation Equipment ...............................     697,809       0.92
Transportation Services ................................     199,426       0.26
Trucking and Warehousing ...............................     592,102       0.78
Water Transportation ...................................     173,065       0.23
Wholesale Trade-Durable Goods ..........................   1,618,493       2.13
Wholesale Trade-Nondurable Goods .......................     871,595       1.15
                                                         -----------     ------
TOTAL COMMON STOCK (COST $68,696,176) ..................  75,294,936      99.23
                                                         -----------     ------
SHORT TERM INVESTMENT
U.S. GOVERNMENT AND AGENCY .............................     869,977       1.15
                                                         -----------     ------
TOTAL SHORT TERM INVESTMENT (COST $870,000) ............     869,977       1.15
                                                         -----------     ------

TOTAL PORTFOLIO (COST $69,566,176) .....................  76,164,913     100.38
OTHER ASSETS & LIABILITIES, NET ........................    (287,620)     (0.38)
                                                         -----------     ------
NET ASSETS ............................................. $75,877,293     100.00%
                                                         ===========     ======

      SHARES                                                            VALUE
      ------                                                            -----
COMMON STOCK--99.23%
 AGRICULTURAL PRODUCTION-CROPS--0.14%
         200          Alico, Inc .................................. $     5,602
       3,700          Delta & Pine Land Co ........................      85,137
         700        * VCA Antech, Inc .............................      16,485
                                                                    -----------
                      TOTAL AGRICULTURAL PRODUCTION-CROPS               107,224
                                                                    -----------
 AGRICULTURAL PRODUCTION-LIVESTOCK--0.03%
         100          Seaboard Corp ...............................      21,510
                                                                    -----------
                      TOTAL AGRICULTURAL PRODUCTION-LIVESTOCK            21,510
                                                                    -----------
 AMUSEMENT AND RECREATION SERVICES--0.86%
       4,700        * Alliance Gaming Corp ........................      95,316
         800        * Argosy Gaming Co ............................      19,520
       8,400        * Aztar Corp ..................................     148,764
       5,800        * Bally Total Fitness Holding Corp ............      50,170
         300          Churchill Downs, Inc ........................      11,394
         600          Dover Downs Gaming & Entertainment, Inc .....       4,932
       1,300          Dover Motorsport, Inc .......................       4,888
         300        * Gaylord Entertainment Co ....................       7,365
         600        * Isle Of Capri Casinos, Inc ..................      11,886
         700        * MTR Gaming Group, Inc .......................       6,069
         200        * Multimedia Games, Inc .......................       7,278
       7,800        * Penn National Gaming, Inc ...................     166,296
       8,700        * Six Flags, Inc ..............................      45,762
         500          Speedway Motorsports, Inc ...................      14,755
       2,100        * WMS Industries, Inc .........................      47,586
       1,100          World Wrestling Federation Entertainment, Inc      11,022
                                                                    -----------
                      TOTAL AMUSEMENT AND RECREATION SERVICES           653,003
                                                                    -----------
 APPAREL AND ACCESSORY STORES--1.65%
       1,100        * Aeropostale, Inc ............................      29,755
       6,014        * American Eagle Outfitters, Inc ..............      89,368
       4,300        * AnnTaylor Stores Corp .......................     138,202
         500        * Bebe Stores, Inc ............................      13,550
         200          Buckle, Inc .................................       3,852
       1,200          Burlington Coat Factory Warehouse Corp ......      22,440
       1,300        * Casual Male Retail Group, Inc ...............       9,607
       1,300          Cato Corp (Class A) .........................      26,221
       1,000        * Charlotte Russe Holding, Inc ................      10,290
      47,000        * Charming Shoppes, Inc .......................     268,370
         100        * Children's Place Retail Stores, Inc .........       1,715
       4,700          Christopher & Banks Corp ....................     112,142
         300          Deb Shops, Inc ..............................       5,505
       1,600        * Dress Barn, Inc .............................      21,920
       2,200        * Finish Line, Inc (Class A) ..................      57,860
       1,800        * Footstar, Inc ...............................      12,168
       2,000        * Genesco, Inc ................................      32,120
       1,700          Goody's Family Clothing, Inc ................      16,762
         600        * Gymboree Corp ...............................       8,454
       4,400        * Hot Topic, Inc ..............................      99,176
         100        * Jos A. Bank Clothiers, Inc ..................       4,397


                        SEE NOTES TO FINANCIAL STATEMENTS

                      2003 ANNUAL REPORT TIAA-CREF Institutional Mutual Funds 49

        Statement of Investments - INSTITUTIONAL SMALL-CAP EQUITY FUND -
                               September 30, 2003
--------------------------------------------------------------------------------

      SHARES                                                            VALUE
      ------                                                            -----
 APPAREL AND ACCESSORY STORES--(CONTINUED)
         800          Oshkosh B'gosh, Inc (Class A) ............... $    20,576
       6,300        * Pacific Sunwear Of California, Inc ..........     130,158
       2,600        * Payless Shoesource, Inc .....................      33,644
           9        * Shoe Carnival, Inc ..........................         129
       2,200        * Stage Stores, Inc ...........................      56,056
         200        * Urban Outfitters, Inc .......................       5,212
         800        * Wet Seal, Inc (Class A) .....................       8,040
       1,400        * Wilsons The Leather Experts, Inc ............      11,186
                                                                    -----------
                      TOTAL APPAREL AND ACCESSORY STORES              1,248,875
                                                                    -----------
 APPAREL AND OTHER TEXTILE PRODUCTS--0.27%
       3,200        * Collins & Aikman Corp .......................      10,816
         400        * DHB Industries, Inc .........................       1,740
         700        * Guess?, Inc .................................       6,230
       2,500          Kellwood Co .................................      83,625
         700          Oxford Industries, Inc ......................      44,940
         100          Phillips-Van Heusen Corp ....................       1,501
         100        * Quiksilver, Inc .............................       1,595
       3,300        * Warnaco Group, Inc ..........................      51,447
                                                                    -----------
                      TOTAL APPAREL AND OTHER TEXTILE PRODUCTS          201,894
                                                                    -----------
 AUTO REPAIR, SERVICES AND PARKING--0.15%
       4,200        * Dollar Thrifty Automotive Group, Inc ........      95,424
         400        * Midas, Inc ..................................       5,264
         400        * Monro Muffler Brake, Inc ....................      11,840
                                                                    -----------
                      TOTAL AUTO REPAIR, SERVICES AND PARKING           112,528
                                                                    -----------
 AUTOMOTIVE DEALERS AND SERVICE STATIONS--0.57%
         400        * America's Car Mart, Inc .....................      11,980
       1,100        * Asbury Automotive Group, Inc ................      18,315
       3,200        * Copart, Inc .................................      34,560
       2,800        * CSK Auto Corp ...............................      43,176
       2,600        * Group 1 Automotive, Inc .....................      89,804
         800          Lithia Motors, Inc (Class A) ................      15,976
         100        * MarineMax, Inc ..............................       1,451
       8,100          Sonic Automotive, Inc .......................     194,886
         800        * United Auto Group, Inc ......................      18,400
         200        * West Marine, Inc ............................       3,810
                                                                    -----------
                      TOTAL AUTOMOTIVE DEALERS AND SERVICE STATIONS     432,358
                                                                    -----------
 BUILDING MATERIALS AND GARDEN SUPPLIES--0.24%
         500          Building Materials Holding Corp .............       6,550
       1,500        * Central Garden & Pet Co .....................      39,180
      10,100        * Louisiana-Pacific Corp ......................     139,178
                                                                    -----------
                      TOTAL BUILDING MATERIALS AND GARDEN SUPPLIES      184,908
                                                                    -----------
 BUSINESS SERVICES--11.34%
         100          Aaron Rents, Inc ............................       2,095
       3,600          ABM Industries, Inc .........................      50,940
       3,200        * ActivCard Corp ..............................      26,240
      19,777        * Activision, Inc .............................     236,335
      21,900        * Administaff, Inc ............................     194,691
       1,400        * Advent Software, Inc ........................      22,526
       2,100        * Advo, Inc ...................................      87,423
       2,300        * Aether Systems, Inc .........................      10,511
         100        * Altiris, Inc ................................       2,628
       4,100        * American Management Systems, Inc ............      52,275
      13,200        * AMN Healthcare Services, Inc ................     214,368
         500        * Ansoft Corp .................................       5,125
       1,500        * Ansys, Inc ..................................      53,310
       1,500        * Anteon International Corp ...................      45,900
       2,900        * APAC Customer Services, Inc .................       7,250
         400        * Aquantive, Inc ..............................       3,704
       2,700        * Arbitron, Inc ...............................      95,310
       3,200        * Ariba, Inc ..................................       9,728
         100        * Armor Holdings, Inc .........................       1,675
       5,700        * Ascential Software Corp .....................     105,621
         200        * Asiainfo Holdings, Inc ......................       1,348
       2,800        * Ask Jeeves, Inc .............................      48,720
      15,700        * Aspect Communications Corp ..................     130,781
         600        * Aspen Technology, Inc .......................       2,340
      16,800        * Atari, Inc ..................................      68,712
       3,000        * Autobytel, Inc ..............................      28,560
         500        * Bankrate, Inc ...............................       6,990
       1,400        * Barra, Inc ..................................      52,570
         600          Brady Corp (Class A) ........................      19,086
       5,000          Brink's Co ..................................      86,800
         808        * Broadvision, Inc ............................       3,962
       2,800        * CACI International, Inc (Class A) ...........     119,980
      10,900        * Catalina Marketing Corp .....................     165,571
         100        * CCC Information Services Group, Inc .........       1,676
         600          CDI Corp ....................................      16,218
       3,500        * Cerner Corp .................................     108,045
      19,200        * Ciber, Inc ..................................     145,920
      34,600        * CMGI, Inc ...................................      53,630
      15,800        * CNET Networks, Inc ..........................     111,864
       3,300        * Computer Horizons Corp ......................      12,210
         600        * Concord Communications, Inc .................       7,854
       1,000        * Concur Technologies, Inc ....................      11,860
       1,000        * Convera Corp ................................       4,350
         100        * CoStar Group, Inc ...........................       2,600
       4,900        * CSG Systems International, Inc ..............      72,373
       1,800        * Cyberguard Corp .............................      17,118
       1,900        * Datastream Systems, Inc .....................      14,725
       2,800        * Dendrite International, Inc .................      42,532
         100        * Digimarc Corp ...............................       1,471
       1,500        * Digital Insight Corp ........................      29,850
         200        * Digitalthink, Inc ...........................         514
         100        * Documentum, Inc .............................       2,131
       1,380        * E.piphany, Inc ..............................       6,886
       2,800        * Earthlink, Inc ..............................      23,044
       7,500        * Echelon Corp ................................      89,250
       1,100        * Eclipsys Corp ...............................      17,589
         200        * eCollege.com, Inc ...........................       4,028
       4,600        * eFunds Corp .................................      56,810
       1,500        * Electro Rent Corp ...........................      18,765
      11,300        * Embarcadero Technologies, Inc ...............     113,452
      20,500        * Enterasys Networks, Inc .....................      82,000
         500        * Entrust, Inc ................................       2,455
       4,300        * Epicor Software Corp ........................      38,442
         100        * EPIQ Systems, Inc ...........................       1,696
         800        * eSpeed, Inc (Class A) .......................      18,088
         200        * Extreme Networks, Inc .......................       1,262
         200        * F5 Networks, Inc ............................       3,848
         100        * Fidelity National Information Solutions, Inc        2,485
       3,200        * Filenet Corp ................................      64,224
       7,400        * FindWhat.com ................................     127,872
       1,700        * Freemarkets, Inc ............................      13,228
       6,500        * Gerber Scientific, Inc ......................      46,150
       3,500          Gevity HR, Inc ..............................      51,380
         100          Grey Global Group, Inc ......................      76,110
         900        * Group 1 Software, Inc .......................      16,173
         200        * GSI Commerce, Inc ...........................       1,996
       1,100          Healthcare Services Group ...................      18,150
         200        * Heidrick & Struggles International, Inc .....       3,386
       9,800        * Homestore, Inc ..............................      27,146
         600        * Hudson Highland Group, Inc ..................      11,544
       2,200        * Hyperion Solutions Corp .....................      63,514
         500        * ICT Group, Inc ..............................       5,355
       1,500        * IDX Systems Corp ............................      34,680
       1,900        * iGate Corp ..................................      11,210
      21,400        * Informatica Corp ............................     159,430

                       SEE NOTES TO FINANCIAL STATEMENTS

50  TIAA-CREF Institutional Mutual Funds  2003 ANNUAL REPORT

        Statement of Investments - INSTITUTIONAL SMALL-CAP EQUITY FUND -
                               September 30, 2003
--------------------------------------------------------------------------------

      SHARES                                                            VALUE
      ------                                                            -----
 BUSINESS SERVICES--(CONTINUED)
       2,600        * Infospace, Inc .............................. $    53,066
       2,800        * infoUSA, Inc ................................      21,028
         800        * Integral Systems, Inc .......................      14,456
       6,121        * Intelidata Technologies Corp ................      14,446
       8,400        * Intergraph Corp .............................     195,552
       1,500        * Internet Security Systems, Inc ..............      18,750
         900          Interpool, Inc ..............................      14,319
       4,340        * Interwoven, Inc .............................      11,501
         400        * iPayment, Inc ...............................       9,104
       2,600        * JDA Software Group, Inc .....................      38,662
       1,224        * Kana Software, Inc ..........................       4,798
      21,400        * Keane, Inc ..................................     273,492
         300          Kelly Services, Inc (Class A) ...............       7,482
       1,200        * Keynote Systems, Inc ........................      13,980
         500        * KFX ,Inc ....................................       2,510
       3,000        * Korn/Ferry International ....................      24,750
         100        * Kroll, Inc ..................................       1,860
       2,100        * Kronos, Inc .................................     111,111
       3,800        * Labor Ready, Inc ............................      38,190
       9,400        * Lawson Software, Inc ........................      66,646
       7,200        * Legato Systems, Inc .........................      80,712
       9,300        * Lionbridge Technologies .....................      69,843
      13,400        * Looksmart Ltd ...............................      42,076
       8,600        * Macrovision Corp ............................     158,842
       1,700        * Manhattan Associates, Inc ...................      44,013
         500        * Mantech International Corp (Class A) ........      12,440
       3,600        * Manugistics Group, Inc ......................      19,728
       1,400        * MAPICS, Inc .................................      13,748
         500        * Marketwatch.com, Inc ........................       4,181
       1,400          McGrath RentCorp ............................      39,130
         900        * MedQuist, Inc ...............................      17,424
       1,754        * Memberworks, Inc ............................      55,812
       5,700        * Mentor Graphics Corp ........................      99,921
       6,400        * Micromuse, Inc ..............................      52,352
         100        * MicroStrategy, Inc ..........................       4,601
         900        * Midway Games, Inc ...........................       2,664
       8,300        * Mindspeed Technologies, Inc .................      44,737
         990        * Mobius Management Systems, Inc ..............       7,940
      17,200        * MPS Group, Inc ..............................     154,800
       1,700        * MRO Software, Inc ...........................      23,205
       2,300        * MSC.Software Corp ...........................      16,560
         700        * National Processing, Inc ....................      13,524
       5,300        * NCO Group, Inc ..............................     124,391
       3,100          NDCHealth Corp ..............................      64,945
         215        * Neoforma, Inc ...............................       3,021
         100        * Neoware Systems, Inc ........................       1,707
       2,600        * Netegrity, Inc ..............................      26,026
         300        * NETIQ Corp ..................................       3,582
       1,800        * Netscout Systems, Inc .......................       8,982
       1,300        * Network Equipment Technologies, Inc .........      11,895
         500        * Nuance Communications, Inc ..................       2,895
       9,800        * Openwave Systems, Inc .......................      41,356
       1,100        * Opnet Technologies, Inc .....................      13,728
       2,000        * Opsware, Inc ................................      14,600
       1,300        * Overture Services, Inc ......................      34,437
       1,262        * Packeteer, Inc ..............................      15,207
      16,071        * Parametric Technology Corp ..................      50,142
      21,800        * PC-Tel, Inc .................................     232,606
       1,300        * PDF Solutions, Inc ..........................      14,625
         100        * PDI, Inc ....................................       2,452
         500        * PEC Solutions, Inc ..........................       7,380
       1,100        * Pegasus Solutions, Inc ......................      15,213
         700        * Pegasystems, Inc ............................       5,110
       3,100        * Perot Systems Corp (Class A) ................      31,000
       1,700        * Portal Software, Inc ........................      24,616
       1,300        * Portfolio Recovery Associates, Inc ..........      33,046
       3,550        * Progress Software Corp ......................      76,325
       3,800        * Pumatech, Inc ...............................      18,088
       1,368        * QAD, Inc ....................................      14,993
         300        * Quality Systems, Inc ........................      12,060
         300        * Quest Software, Inc .........................       3,630
         100        * R.H. Donnelley Corp .........................       4,041
       1,600        * Radiant Systems, Inc ........................      10,016
       1,600        * Radisys Corp ................................      28,864
      18,300        * Redback Networks, Inc .......................      11,163
          50        * Register.com, Inc ...........................         226
       1,600        * Renaissance Learning, Inc ...................      37,760
       1,000        * Rent-Way, Inc ...............................       5,370
       2,600        * Retek, Inc ..................................      17,550
       1,900          Rollins, Inc ................................      33,896
         200        * Roxio, Inc ..................................       1,734
       5,236        * RSA Security, Inc ...........................      74,770
       6,700        * S1 Corp .....................................      33,835
         440        * SafeNet, Inc ................................      15,897
       2,300        * SAFLINK Corp ................................      10,580
       1,300        * Sanchez Computer Associates, Inc ............       4,992
       7,400        * Sapient Corp ................................      26,566
       6,100        * Scansoft, Inc ...............................      25,559
       6,504        * Seebeyond Technology Corp ...................      16,650
       2,200        * Serena Software, Inc ........................      40,920
       1,100        * SM&A ........................................      12,661
       1,700        * Sohu.com, Inc ...............................      52,870
       2,600        * SonicWALL, Inc ..............................      15,054
       1,000        * Source Interlink Cos, Inc ...................       9,400
       4,100        * Spherion Corp ...............................      28,536
       1,100        * SPSS, Inc ...................................      18,557
         200        * SRA International, Inc (Class A) ............       7,486
         700          SS&C Technologies, Inc ......................      13,993
         900          Startek, Inc ................................      28,800
       3,000        * Stellent, Inc ...............................      23,280
         400        * Stratasys, Inc ..............................      17,048
       2,200        * SupportSoft, Inc ............................      24,618
      21,900        * Sybase, Inc .................................     372,519
       2,300        * Sykes Enterprises, Inc ......................      15,226
       1,100        * Synplicity, Inc .............................       6,490
         500          Syntel, Inc .................................      11,405
       3,000        * Systems & Computer Technology Corp ..........      31,290
       4,000        * Take-Two Interactive Software, Inc ..........     136,680
       4,900          Talx Corp ...................................     120,638
       4,000        * TeleTech Holdings, Inc ......................      25,400
       1,100        * TheStreet.com, Inc ..........................       4,950
       1,700        * THQ, Inc ....................................      27,914
       1,300        * Tier Technologies, Inc (Class B) ............      11,583
       2,800        * Titan Corp ..................................      58,352
       1,500        * TradeStation Group, Inc .....................      11,208
       3,300        * Transaction Systems Architects, Inc (Class A)      54,813
         200        * Trizetto Group, Inc .........................       1,340
       3,700        * Tyler Technologies, Inc .....................      26,196
       1,800        * United Online, Inc ..........................      62,496
         100        * United Rentals, Inc .........................       1,609
       1,600        * Universal Compression Holdings, Inc .........      34,432
      16,380        * Valueclick, Inc .............................     137,756
         400        * Verint Systems, Inc .........................       8,560
       1,100        * Verity, Inc .................................      14,377
      19,000        * Vignette Corp ...............................      43,700
       1,400        * VitalWorks, Inc .............................       7,350
       3,450        * Vitria Technology, Inc ......................      17,423
         500        * Volt Information Sciences, Inc ..............       8,250
         100        * WatchGuard Technologies, Inc ................         535

                        SEE NOTES TO FINANCIAL STATEMENTS

                      2003 ANNUAL REPORT TIAA-CREF Institutional Mutual Funds 51

        Statement of Investments - INSTITUTIONAL SMALL-CAP EQUITY FUND -
                               September 30, 2003
--------------------------------------------------------------------------------

      SHARES                                                            VALUE
      ------                                                            -----
 BUSINESS SERVICES--(CONTINUED)
         300        * WebEx Communications, Inc ................... $     5,697
         100        * webMethods, Inc .............................         798
       1,200        * Websense, Inc ...............................      25,524
       2,400        * Wind River Systems, Inc .....................      13,656
                                                                    -----------
                      TOTAL BUSINESS SERVICES                         8,604,537
                                                                    -----------
 CHEMICALS AND ALLIED PRODUCTS--6.53%
       8,700        * Abgenix, Inc ................................     126,063
       1,300        * Able Laboratories, Inc ......................      24,323
         700          Aceto Corp ..................................       9,800
         700        * Adolor Corp .................................      12,845
       2,500        * Albany Molecular Research, Inc ..............      37,025
       8,900          Albemarle Corp ..............................     244,305
         400        * Alexion Pharmaceuticals, Inc ................       6,668
       1,200        * Alkermes, Inc ...............................      16,464
         600          Allergan, Inc ...............................      47,238
       3,700          Alpharma, Inc (Class A) .....................      68,820
       2,800        * Alteon, Inc .................................       5,320
       1,700          Arch Chemicals, Inc .........................      35,360
       1,900        * Arena Pharmaceuticals, Inc ..................      13,680
         100        * Atherogenics, Inc ...........................       1,674
         100        * Atrix Laboratories, Inc .....................       2,059
      11,300        * Avant Immunotherapeutics, Inc ...............      27,233
       5,700        * AVI BioPharma, Inc ..........................      29,469
         100        * Benthley Pharmaceuticals, Inc ...............       1,625
         200        * BioMarin Pharmaceutical, Inc ................       1,532
         600        * Biosite, Inc ................................      17,028
         800        * Bone Care International, Inc ................      10,176
       1,000        * Bradley Pharmaceuticals, Inc ................      27,250
       2,700          Calgon Carbon Corp ..........................      15,201
       9,300          Cambrex Corp ................................     211,110
         600        * Cell Genesys, Inc ...........................       7,548
       2,300        * Cell Therapeutics, Inc ......................      26,151
       1,400        * Chattem, Inc ................................      19,432
         300        * Cima Labs, Inc ..............................       8,385
       5,700        * Collagenex Pharmaceuticals, Inc .............      61,161
       2,900        * Columbia Laboratories, Inc ..................      35,032
       2,400        * Connetics Corp ..............................      43,344
         100        * Corixa Corp .................................         796
      24,400          Crompton Corp ...............................     141,764
       3,900        * Dade Behring Holdings, Inc ..................     110,175
         400        * DEL Laboratories, Inc .......................      11,300
         300        * Dendreon Corp ...............................       2,655
       2,700          Diagnostic Products Corp ....................      98,091
         400        * Digene Corp .................................      16,344
       1,300        * Discovery Laboratories, Inc .................       9,360
         400        * Dov Pharmaceutical, Inc .....................       7,180
       1,400        * Durect Corp .................................       4,704
         900        * Elizabeth Arden, Inc ........................      14,832
       1,400        * Encysive Pharmaceuticals, Inc ...............       8,834
       4,100        * Enzon, Inc ..................................      47,724
         800        * EPIX Medical, Inc ...........................      13,616
         600        * Esperion Therapeutics, Inc ..................      11,628
       5,000        * Ethyl Corp ..................................      62,900
         100          Ferro Corp ..................................       2,136
       1,900        * First Horizon Pharmaceutical ................      12,160
       3,800        * FMC Corp ....................................      95,760
       3,200        * Genta, Inc ..................................      40,544
       1,600          Georgia Gulf Corp ...........................      37,360
       4,600        * Geron Corp ..................................      63,020
         500          Great Lakes Chemical Corp ...................      10,055
       2,000        * GTC Biotherapeutics, Inc ....................       6,200
       1,900        * Guilford Pharmaceuticals, Inc ...............      11,761
       1,600          H.B. Fuller Co ..............................      38,832
       6,200        * Hi-Tech Pharmacal Co, Inc ...................     145,514
         700        * Hollis-Eden Pharmaceuticals .................      17,052
         600        * Ilex Oncology, Inc ..........................       9,966
         300          IMC Global, Inc .............................       1,923
         100        * Immucor, Inc ................................       2,695
       7,916        * Immunogen, Inc ..............................      35,226
       3,562        * Immunomedics, Inc ...........................      26,074
         115        * Impax Laboratories, Inc .....................       1,439
       9,700        * Indevus Pharmaceuticals, Inc ................      51,895
         100        * Inspire Pharmaceuticals, Inc ................       1,720
         300          Inter Parfums, Inc ..........................       3,000
         900        * InterMune, Inc ..............................      17,172
       1,100        * Inverness Medical Innovations, Inc ..........      27,940
       6,000        * Kos Pharmaceuticals, Inc ....................     206,400
       3,050        * KV Pharmaceutical Co (Class A) ..............      68,625
         500        * Lannett Co, Inc .............................       8,745
      18,900        * Ligand Pharmaceuticals, Inc (Class B) .......     243,621
       8,900          MacDermid, Inc ..............................     235,405
       1,700        * Medarex, Inc ................................      10,081
         400        * Medicines Co ................................      10,400
       2,000          Meridian Bioscience, Inc ....................      20,040
       2,800        * MGI Pharma, Inc .............................     109,928
       1,100        * Millennium Chemicals, Inc ...................      10,505
       2,600          Minerals Technologies, Inc ..................     132,340
         200        * Nabi Biopharmaceuticals .....................       1,686
       1,300          Nature's Sunshine Products, Inc .............      10,790
       3,100        * NBTY, Inc ...................................      72,385
         200        * Nektar Therapeutics .........................       2,560
         700          NL Industries, Inc ..........................      11,389
      10,800        * Noven Pharmaceuticals, Inc ..................     123,120
         100        * NPS Pharmaceuticals, Inc ....................       2,785
       1,700        * Nuvelo, Inc .................................       4,454
         600          Octel Corp ..................................      10,440
         100          Olin Corp ...................................       1,582
         300        * OM Group, Inc ...............................       4,392
         500        * Omnova Solutions, Inc .......................       1,755
       1,100        * Onyx Pharmaceuticals, Inc ...................      23,705
       3,000        * OraSure Technologies, Inc ...................      28,500
       3,300        * OSI Pharmaceuticals, Inc ....................     107,151
         100        * Pain Therapeutics, Inc ......................         615
       3,800        * Palatin Technologies, Inc ...................      18,240
         200        * Penwest Pharmaceuticals Co ..................       4,300
      21,600        * Peregrine Pharmaceuticals, Inc ..............      46,440
       1,100          PolyMedica Corp .............................      29,150
         200        * Praecis Pharmaceuticals, Inc ................       1,342
         100        * Progenics Pharmaceuticals ...................       1,722
         100          Quaker Chemical Corp ........................       2,326
       2,600        * Quidel Corp .................................      17,446
         804        * Revlon, Inc (Class A) .......................       2,139
         200        * Salix Pharmaceuticals Ltd ...................       3,852
       3,400        * Sciclone Pharmaceuticals, Inc ...............      26,860
       2,000        * Serologicals Corp ...........................      26,300
       1,210        * Sirna Therapeutics, Inc .....................       6,921
      26,200          Solutia, Inc ................................     104,538
         600          Stepan Co ...................................      13,668
       1,100        * SuperGen, Inc ...............................       8,261
       8,292        * SurModics, Inc ..............................     222,557
       3,700        * Tanox, Inc ..................................      74,037
       2,100        * Third Wave Technologies, Inc ................       6,783
      10,700        * Unifi, Inc ..................................      51,360
       1,600        * United Therapeutics Corp ....................      36,144
         400        * USANA Health Sciences, Inc ..................      19,300
       3,400          USEC, Inc ...................................      22,202
       1,600        * Vertex Pharmaceuticals, Inc .................      19,680
       2,000        * Vicuron Pharmaceuticals, Inc ................      35,400
         800        * Virbac Corp .................................       5,800

                       SEE NOTES TO FINANCIAL STATEMENTS

52  TIAA-CREF Institutional Mutual Funds  2003 ANNUAL REPORT

        Statement of Investments - INSTITUTIONAL SMALL-CAP EQUITY FUND -
                               September 30, 2003
--------------------------------------------------------------------------------

      SHARES                                                            VALUE
      ------                                                            -----
 CHEMICALS AND ALLIED PRODUCTS--(CONTINUED)
       3,300          Wellman, Inc ................................ $    24,783
       1,100          West Pharmaceutical Services, Inc ...........      34,441
      64,200        * WR Grace & Co ...............................     199,020
       1,000        * Zymogenetics, Inc ...........................      14,650
                                                                    -----------
                      TOTAL CHEMICALS AND ALLIED PRODUCTS             4,957,729
                                                                    -----------
 COAL MINING--0.34%
       7,800          Arch Coal, Inc ..............................     173,238
       6,000          Massey Energy Co ............................      79,800
         500          Westmoreland Coal Co ........................       7,015
                                                                    -----------
                      TOTAL COAL MINING                                 260,053
                                                                    -----------
 COMMUNICATIONS--2.46%
         700        * Acme Communication, Inc .....................       5,285
         300        * Beasley Broadcast Group, Inc (Class A) ......       4,146
       1,000        * Centennial Communications Corp ..............       5,080
      66,600        * Charter Communications, Inc (Class A) .......     274,392
      37,100        * Cincinnati Bell, Inc ........................     188,839
         100        * Commonwealth Telephone Enterprises, Inc .....       4,013
         600        * Crown Media Holdings, Inc (Class A) .........       4,908
         564          CT Communications, Inc ......................       6,373
         100        * Cumulus Media, Inc (Class A) ................       1,705
       1,200          D&E Communications, Inc .....................      17,016
       3,900        * Digital Generation Systems ..................       8,498
       3,000        * Dobson Communications Corp (Class A) ........      24,360
       2,100        * Emmis Communications Corp (Class A) .........      42,378
         100        * Fisher Communications, Inc ..................       4,715
       1,600        * General Communication, Inc (Class A) ........      13,312
       1,300        * Golden Telecom, Inc .........................      35,542
       3,700          Gray Television, Inc ........................      43,216
       1,200          Hickory Tech Corp ...........................      13,740
         300        * Hungarian Telephone & Cable .................       2,775
      19,400        * Infonet Services Corp (Class B) .............      40,352
       4,100        * Insight Communications Co, Inc ..............      39,032
         300        * j2 Global Communications, Inc ...............      11,349
       1,600          Liberty Corp ................................      67,120
       2,800        * Lightbridge, Inc ............................      26,404
       2,500        * Lin TV Corp (Class A) .......................      53,150
         900        * Lodgenet Entertainment Corp .................      13,950
       1,700        * Mastec, Inc .................................      16,490
       5,900        * McLeodUSA, Inc (Class A) ....................       8,201
      22,900        * Mediacom Communications Corp ................     153,430
       1,900        * Metro One Telecommunications, Inc ...........       6,612
       2,400        * Net2Phone, Inc ..............................      15,144
       1,200        * NII Holdings, Inc (Class B) .................      71,628
       1,400          North Pittsburgh Systems, Inc ...............      23,702
       3,495        * Pegasus Communications Corp .................      52,006
       4,100        * Primus Telecommunications Group .............      27,675
       7,500        * PTEK Holdings, Inc ..........................      61,125
       4,700        * RCN Corp ....................................       8,648
       1,900        * Regent Communications, Inc ..................      11,590
         200        * Saga Communications, Inc (Class A) ..........       3,870
         500        * Salem Communications Corp (Class A) .........       9,695
         400          Shenandoah Telecom Co .......................      15,420
       3,500        * Sinclair Broadcast Group, Inc (Class A) .....      35,560
         776          SureWest Communications .....................      25,802
      16,000        * Talk America Holdings, Inc ..................     182,560
       4,200        * Time Warner Telecom, Inc (Class A) ..........      38,892
       1,100        * Tivo, Inc ...................................       8,151
       2,100        * Triton PCS Holdings, Inc (Class A) ..........       9,366
         200          Warwick Valley Telephone Co .................      15,598
       2,700        * Western Wireless Corp (Class A) .............      50,328
       2,400        * WilTel Communications Group, Inc ............      38,352
       2,000        * Wireless Facilities, Inc ....................      23,800
         200        * Young Broadcasting, Inc (Class A) ...........       3,918
                                                                    -----------
                      TOTAL COMMUNICATIONS                            1,869,213
                                                                    -----------
 DEPOSITORY INSTITUTIONS--8.91%
         847          1st Source Corp .............................      16,186
         800          ABC Bancorp .................................      12,488
         400          American National Bankshares, Inc ...........       9,988
         900        * AmericanWest Bancorp ........................      16,506
       4,500          Anchor Bancorp Wisconsin, Inc ...............     105,660
         775          Arrow Financial Corp ........................      20,150
         600          Bancfirst Corp ..............................      31,800
         500          BancTrust Financial Group, Inc ..............       7,550
         926          Bank Mutual Corp ............................      39,309
       1,300          Bank Of Granite Corp ........................      24,375
         100          Bank Of The Ozarks, Inc .....................       4,451
       4,000          BankAtlantic Bancorp, Inc (Class A) .........      57,000
       2,700        * BankUnited Financial Corp (Class A) .........      56,916
       1,000          Banner Corp .................................      20,700
       6,100        * Bay View Capital Corp .......................      37,027
         200          Berkshire Hills Bancorp, Inc ................       6,738
       2,000          Boston Private Financial Holdings, Inc ......      47,120
         300          Bryn Mawr Bank Corp .........................      12,630
         900          BSB Bancorp, Inc ............................      24,939
         300          C&F Financial Corp ..........................      13,563
         600          Camco Financial Corp ........................      10,200
         900          Camden National Corp ........................      26,559
         800          Capital City Bank Group, Inc ................      30,528
         600        * Capital Corp of the West ....................      19,338
       1,100          Cascade Bancorp .............................      18,700
         100          Cathay Bancorp, Inc .........................       4,425
         400          Cavalry Bancorp, Inc ........................       6,700
         400          CB Bancshares, Inc ..........................      24,500
         600          CCBT Financial Cos, Inc .....................      15,060
         600          Center Financial Corp .......................      12,186
         700        * Central Coast Bancorp .......................      11,823
       1,900          Central Pacific Financial Corp ..............      46,550
         200          Century Bancorp, Inc (Class A) ..............       6,688
         900          CFS Bancorp, Inc ............................      12,528
         100          Charter Financial Corp ......................       3,085
       2,700          Chemical Financial Corp .....................      83,565
         100          Chittenden Corp .............................       2,975
         200          Citizens Banking Corp .......................       5,282
         700          Citizens First Bancorp, Inc .................      14,490
         600          Citizens South Banking Corp .................       8,874
         700          City Bank ...................................      22,477
       2,300          City Holding Co .............................      76,360
         400          CNB Financial Corp ..........................      16,900
         500          Coastal Bancorp, Inc ........................      15,875
         880          Coastal Financial Corp ......................      12,311
         538          Columbia Bancorp ............................      14,418
         600          Columbia Bancorp (Oregon) ...................       8,622
       1,600          Columbia Banking System, Inc ................      28,128
         300          Commercial Bankshares, Inc ..................       8,988
         600        * Commercial Capital Bancorp, Inc .............       9,378
      12,300          Commercial Federal Corp .....................     299,505
         300          Community Bank of North Virginia ............       4,965
       1,900          Community Bank System, Inc ..................      83,429
       1,100          Community Trust Bancorp, Inc ................      31,988
         900          Corus Bankshares, Inc .......................      48,150
         500          CVB Financial Corp ..........................       9,500
       2,000          Dime Community Bancshares ...................      46,000
         300          East West Bancorp, Inc ......................      12,825
         500          Eastern Virginia Bankshares, Inc ............      13,975
         600          ESB Financial Corp ..........................       8,736
         300          EverTrust Financial Group, Inc ..............       8,514
         450          Exchange National Bancshares, Inc ...........      15,593
         700          Farmers Capital Bank Corp ...................      22,862


                        SEE NOTES TO FINANCIAL STATEMENTS

                      2003 ANNUAL REPORT TIAA-CREF Institutional Mutual Funds 53

        Statement of Investments - INSTITUTIONAL SMALL-CAP EQUITY FUND -
                               September 30, 2003
--------------------------------------------------------------------------------

      SHARES                                                            VALUE
      ------                                                            -----
 DEPOSITORY INSTITUTIONS--(CONTINUED)
         500          FFLC Bancorp, Inc ........................... $    14,515
         300          Fidelity Bankshares, Inc ....................       7,878
         600          Financial Institutions, Inc .................      13,110
         600          First Bancorp (North Carolina) ..............      16,806
       1,000          First Busey Corp (Class A) ..................      25,800
       2,400          First Charter Corp ..........................      47,040
         300          First Citizens Banc Corp ....................       7,950
         600          First Citizens Bancshares, Inc (Class A) ....      63,420
         900          First Community Bancorp .....................      30,141
         780          First Community Bancshares, Inc .............      27,472
         700          First Essex Bancorp, Inc ....................      35,623
       1,600          First Federal Capital Corp ..................      32,880
         200          First Federal Financial Of Kentucky .........       6,130
       3,000          First Financial Bancorp .....................      44,250
         300          First Financial Bankshares, Inc .............      11,088
         600          First Financial Corp (Indiana) ..............      36,240
       1,100          First Financial Holdings, Inc ...............      33,176
         300          First M & F Corp ............................      10,695
         100          First Merchants Corp ........................       2,562
         400          First National Corp .........................      10,600
         650          First Oak Brook Bancshares, Inc .............      16,185
         400          First Of Long Island Corp ...................      15,116
       1,800          First Republic Bank .........................      55,494
       2,100          First Sentinel Bancorp, Inc .................      37,569
         300          First South Bancorp, Inc ....................       9,645
         600          First United Corp ...........................      13,530
         600          Firstbank Corp ..............................      19,020
       1,300          Firstfed America Bancorp, Inc ...............      28,730
       7,500        * FirstFed Financial Corp .....................     296,250
         500          Flag Financial Corp .........................       6,685
      10,000          Flagstar Bancorp, Inc .......................     229,500
         200          FloridaFirst Bancorp, Inc ...................       5,262
       1,100          Flushing Financial Corp .....................      22,924
         300          FMS Financial Corp ..........................       5,025
         500          FNB Corp (Virginia) .........................      13,590
         600          FNB Corp, Inc ...............................      14,970
         400          Foothill Independent Bancorp ................       8,500
         400          Franklin Financial Corp .....................      12,364
       1,700          Frontier Financial Corp .....................      50,830
         300          GA Financial, Inc ...........................       8,139
         300          GB&T Bancshares, Inc ........................       6,678
         100          GBC Bancorp .................................       3,835
       1,600          Glacier Bancorp, Inc ........................      43,888
         600          Great Southern Bancorp, Inc .................      23,352
         400          Greater Community Bancorp ...................       6,320
         500          Greene County Bancshares, Inc ...............      11,925
       1,200          Hancock Holding Co ..........................      59,220
         400          Hanmi Financial Corp ........................       7,976
       2,000          Harbor Florida Bancshares, Inc ..............      53,320
       1,775          Harleysville National Corp ..................      41,482
         500          Heartland Financial U.S.A., Inc .............      13,900
       1,000        * Heritage Commerce Corp ......................      10,730
         400          Heritage Financial Corp .....................       8,712
         900          Horizon Financial Corp ......................      14,526
       1,400          Hudson River Bancorp, Inc ...................      44,982
       2,300          Humboldt Bancorp ............................      36,087
         448          IberiaBank Corp .............................      23,574
         300          IBT Bancorp, Inc ............................      14,973
         200          Independent Bank Corp (Massachusetts) .......       5,122
       1,800          Independent Bank Corp (Michigan) ............      52,704
         600          Integra Bank Corp ...........................      11,526
         600        * Intercept, Inc ..............................       8,202
         100          Interchange Financial Services Corp .........       2,053
       1,500          Irwin Financial Corp ........................      36,450
       1,600        * Itla Capital Corp ...........................      68,176
         200          Klamath First Bancorp, Inc ..................       4,330
         100          Lakeland Bancorp, Inc .......................       1,595
         600          Lakeland Financial Corp .....................      20,262
         400          LNB Bancorp, Inc ............................       8,072
         100          LSB Bancshares, Inc .........................       1,840
         700          Macatawa Bank Corp ..........................      16,212
       1,000          MAF Bancorp, Inc ............................      38,200
         700          MainSource Financial Group, Inc .............      18,137
       1,179          MB Financial, Inc ...........................      52,348
       1,200          MBT Financial Corp ..........................      18,720
         400          Mercantile Bank Corp ........................      13,280
         500          Merchants Bancshares, Inc ...................      14,140
       3,200          Mid-State Bancshares ........................      71,264
         400          MutualFirst Financial, Inc ..................      10,240
         700          Nara Bancorp, Inc ...........................      11,991
         300          NASB Financial, Inc .........................      10,020
         400          National Bankshares, Inc ....................      17,436
         100          National Penn Bancshares, Inc ...............       2,765
         600          NBC Capital Corp ............................      14,544
       3,000          NBT Bancorp, Inc ............................      60,750
       4,600          NetBank, Inc ................................      57,270
         300          Northern States Financial Corp ..............       8,799
       1,000          Northwest Bancorp, Inc ......................      18,370
         500          OceanFirst Financial Corp ...................      12,515
       4,300        * Ocwen Financial Corp ........................      19,565
         200          Old Point Financial Corp ....................       6,264
         400          Old Second Bancorp, Inc .....................      17,200
         900          Omega Financial Corp ........................      29,700
         100          Oneida Financial Corp .......................       2,375
         600          PAB Bankshares, Inc .........................       8,118
       6,100          Pacific Capital Bancorp .....................     185,989
         600          Pacific Union Bank ..........................      11,130
         300          Parkvale Financial Corp .....................       7,575
         600          Partners Trust Financial Group, Inc .........      13,170
         600          Patriot Bank Corp ...........................      11,280
         550          Peapack Gladstone Financial Corp ............      17,089
         300          Pennfed Financial Services, Inc .............       8,730
         760          Pennrock Financial Services Corp ............      21,432
         300          Penns Woods Bancorp, Inc ....................      13,116
       1,045          Peoples Bancorp, Inc ........................      27,964
         600          Peoples Holding Co ..........................      27,324
       2,840          PFF Bancorp, Inc ............................      90,539
       4,600          Provident Bankshares Corp ...................     129,950
         300          Provident Financial Holdings ................       9,006
       4,500          Provident Financial Services, Inc ...........      86,220
       1,900          R & G Financial Corp (Class B) ..............      55,480
       5,100          Republic Bancorp, Inc .......................      67,932
         600          Republic Bancorp, Inc (Class A) (Kentucky) ..      11,406
         100          Resource Bankshares Corp ....................       2,914
         560          Riggs National Corp .........................       8,820
         300          Royal Bancshares Of Pennsylvania (Class A) ..       8,055
       2,000          S & T Bancorp, Inc ..........................      57,000
       1,000          S.Y. Bancorp, Inc ...........................      18,750
         100          Santander Bancorp ...........................       1,877
         700          Seacoast Banking Corp Of Florida ............      12,180
       2,700          Seacoast Financial Services Corp ............      55,917
       1,100          Second Bancorp, Inc .........................      29,975
         400          Security Bank Corp ..........................      11,800
         600          Shore Bancshares, Inc .......................      20,670
         400          Sierra Bancorp ..............................       6,152
       3,100        * Silicon Valley Bancshares ...................      85,653
       1,300          Simmons First National Corp (Class A) .......      30,628
       1,200          Sound Federal Bancorp, Inc ..................      17,964
       4,400          South Financial Group, Inc ..................     109,516

                       SEE NOTES TO FINANCIAL STATEMENTS

54  TIAA-CREF Institutional Mutual Funds  2003 ANNUAL REPORT

        Statement of Investments - INSTITUTIONAL SMALL-CAP EQUITY FUND -
                               September 30, 2003
--------------------------------------------------------------------------------

      SHARES                                                            VALUE
      ------                                                            -----
 DEPOSITORY INSTITUTIONS--(CONTINUED)
         100          Southern Financial Bancorp, Inc ............. $     3,938
         735          Southside Bancshares, Inc ...................      11,878
         300          Southwest Bancorp Of Texas, Inc .............      10,953
         500          Southwest Bancorp, Inc ......................       8,425
         600          St. Francis Capital Corp ....................      17,664
         600          State Bancorp, Inc ..........................      11,952
         400          State Financial Services Corp (Class A) .....       9,912
      15,600          Staten Island Bancorp, Inc ..................     303,420
         175          Sterling Bancorp ............................       4,709
       2,000          Sterling Bancshares, Inc ....................      23,860
       1,600          Sterling Financial Corp (Pennsylvania) ......      40,640
       1,200        * Sterling Financial Corp (Spokane) ...........      33,780
         400          Summit Bancshares, Inc ......................      11,000
         500        * Sun Bancorp, Inc (New Jersey) ...............      11,000
         400          Sun Bancorp, Inc (Pennsylvania) .............       7,408
         300          Taylor Capital Group, Inc ...................       6,924
       2,200          Texas Regional Bancshares, Inc (Class A) ....      74,338
       2,000        * TierOne Corp ................................      42,100
         200          Trico Bancshares ............................       5,720
         400          Troy Financial Corp .........................      14,004
       1,700          Trust Co Of New Jersey ......................      54,400
         100          U.S.B. Holding Co, Inc ......................       1,755
         100          UCBH Holdings, Inc ..........................       3,023
       2,200          UMB Financial Corp ..........................     103,774
         400          Umpqua Holdings Corp ........................       7,612
         600          Union Bankshares Corp .......................      18,222
       1,700          United Community Banks, Inc .................      47,039
       2,900          United Community Financial Corp .............      28,710
         500          United Securities Bancshares ................      12,685
         400          United Security Bancshares ..................      10,080
       2,000          Unizan Financial Corp .......................      39,900
         400        * Virginia Commerce Bancorp ...................       8,728
         800          Virginia Financial Group, Inc ...............      24,056
         200          W Holding Co, Inc ...........................       3,580
         200          Warwick Community Bancorp ...................       5,634
         700          Wayne Bancorp, Inc ..........................      19,950
       2,100          Wesbanco, Inc ...............................      49,350
         100          West Bancorporation .........................       1,720
       1,400          West Coast Bancorp ..........................      27,342
         305        * Western Sierra Bancorp ......................      10,904
       1,300          Willow Grove Bancorp, Inc ...................      20,917
         200          Wintrust Financial Corp .....................       7,534
         600          WSFS Financial Corp .........................      25,320
         600          Yadkin Valley Bank and Trust Co .............      10,560
                                                                    -----------
                      TOTAL DEPOSITORY INSTITUTIONS                   6,761,013
                                                                    -----------
 EATING AND DRINKING PLACES--0.98%
       3,500          Bob Evans Farms, Inc ........................      93,485
         100        * California Pizza Kitchen, Inc ...............       1,740
       2,300        * CEC Entertainment, Inc ......................      90,160
         100        * CKE Restaurants, Inc ........................         645
       1,000        * Dave & Buster's, Inc ........................      10,300
         100          IHOP Corp ...................................       3,285
       3,500        * Jack In The Box, Inc ........................      62,300
       2,000          Landry's Restaurants, Inc ...................      41,200
       3,400          Lone Star Steakhouse & Saloon, Inc ..........      71,060
       1,188        * O'Charley's, Inc ............................      17,618
       2,300        * P.F. Chang's China Bistro, Inc ..............     104,305
       1,100        * Papa John's International, Inc ..............      27,291
         100        * Rare Hospitality International, Inc .........       2,491
         100        * Red Robin Gourmet Burgers, Inc ..............       2,546
       4,000        * Ryan's Family Steak Houses, Inc .............      51,160
       4,100        * Sonic Corp ..................................     103,648
       2,100        * The Steak n Shake Co ........................      31,290
       2,900          Triarc Cos ..................................      30,160
                                                                    -----------
                      TOTAL EATING AND DRINKING PLACES                  744,684
                                                                    -----------
 EDUCATIONAL SERVICES--0.06%
         800        * Learning Tree International, Inc ............      13,416
       1,300        * Princeton Review, Inc .......................       8,359
         200          Strayer Education, Inc ......................      19,342
         200        * Sylvan Learning Systems, Inc ................       5,456
                                                                    -----------
                      TOTAL EDUCATIONAL SERVICES                         46,573
                                                                    -----------
 ELECTRIC, GAS, AND SANITARY SERVICES--3.10%
      23,700        * Allegheny Energy, Inc .......................     216,618
      17,800        * Aquila, Inc .................................      60,164
       3,629          Atmos Energy Corp ...........................      86,878
       8,000          Avista Corp .................................     124,640
       9,100          Black Hills Corp ............................     280,826
         300          California Water Service Group ..............       7,743
       1,200          Cascade Natural Gas Corp ....................      23,520
       1,300        * Casella Waste Systems, Inc (Class A) ........      16,146
       1,700          Central Vermont Public Service Corp .........      37,706
       1,500          CH Energy Group, Inc ........................      66,000
         700          Chesapeake Utilities Corp ...................      16,044
         600        * Clean Harbors, Inc ..........................       2,550
         200          Cleco Corp ..................................       3,268
       6,800        * CMS Energy Corp .............................      50,116
         500          Connecticut Water Service, Inc ..............      13,495
         700        * Duratek, Inc ................................       6,244
       7,100        * El Paso Electric Co .........................      82,005
       1,900          Empire District Electric Co .................      41,800
       3,500          Energen Corp ................................     126,630
         400          EnergySouth, Inc ............................      12,912
       1,400          Idacorp, Inc ................................      35,700
       1,800          Laclede Group, Inc ..........................      48,618
       1,800          MGE Energy, Inc .............................      54,468
       2,700          New Jersey Resources Corp ...................      97,308
       1,700          Northwest Natural Gas Co ....................      49,300
       1,400          NUI Corp ....................................      20,930
       2,400          Otter Tail Corp .............................      62,736
         800          PNM Resources, Inc ..........................      22,432
       1,400          Resource America, Inc (Class A) .............      16,632
       1,700          SEMCO Energy, Inc ...........................       7,820
         200          SJW Corp ....................................      16,900
         200          South Jersey Industries, Inc ................       7,570
         100        * Southern Union Co ...........................       1,700
       3,100          Southwest Gas Corp ..........................      70,370
       6,900          UIL Holdings Corp ...........................     241,431
       3,300          Unisource Energy Corp .......................      62,766
       1,300        * Waste Connections, Inc ......................      45,617
      11,700          Westar Energy, Inc ..........................     215,865
                                                                    -----------
                      TOTAL ELECTRIC, GAS, AND SANITARY SERVICES      2,353,468
                                                                    -----------
 ELECTRONIC AND OTHER ELECTRIC EQUIPMENT--8.24%
       2,100        * Actel Corp ..................................      50,337
       6,700        * Advanced Energy Industries, Inc .............     126,429
       5,000        * Aeroflex, Inc ...............................      44,250
       1,300        * Alliance Semiconductor Corp .................       7,072
       2,100        * Anaren Microwave, Inc .......................      26,796
       6,200          Applica, Inc ................................      37,510
       1,000          Applied Signal Technology, Inc ..............      19,950
      46,200        * Arris Group, Inc ............................     265,650
      13,300        * Artesyn Technologies, Inc ...................     100,814
         600        * Artisan Components, Inc .....................      10,086
       2,500        * ATMI, Inc ...................................      63,175
       5,800        * Avanex Corp .................................      28,130
       7,600          Baldor Electric Co ..........................     160,436
       1,100          Bel Fuse, Inc (Class B) .....................      29,062
       4,400        * Benchmark Electronics, Inc ..................     185,988

                        SEE NOTES TO FINANCIAL STATEMENTS

                      2003 ANNUAL REPORT TIAA-CREF Institutional Mutual Funds 55

        Statement of Investments - INSTITUTIONAL SMALL-CAP EQUITY FUND -
                               September 30, 2003
--------------------------------------------------------------------------------

      SHARES                                                            VALUE
      ------                                                            -----
 ELECTRONIC AND OTHER ELECTRIC EQUIPMENT--(CONTINUED)
          75        * Brillian Corp ............................... $       676
       6,200          C&D Technologies, Inc .......................     117,304
         500        * Catapult Communications Corp ................       6,290
       1,500        * C-COR.net Corp ..............................       9,900
       1,800        * Centillium Communications, Inc ..............      12,726
         200        * Ceradyne, Inc ...............................       5,174
       3,000        * Checkpoint Systems, Inc .....................      47,400
       4,200        * ChipPAC, Inc ................................      24,738
       2,750        * Comtech Telecommunications ..................      65,753
       3,800        * Conexant Systems, Inc .......................      21,508
      27,700        * Corvis Corp .................................      35,456
         300          CTS Corp ....................................       3,693
         200          Cubic Corp ..................................       5,024
       3,300        * Diodes, Inc .................................      67,947
       1,074        * Ditech Communications Corp ..................       9,430
         100        * Drexler Technology Corp .....................       1,402
         700        * DSP Group, Inc ..............................      17,437
       1,200        * Dupont Photomasks, Inc ......................      27,252
         700        * Electro Scientific Industries, Inc ..........      14,749
       1,400        * Emerson Radio Corp ..........................       5,250
         900        * EMS Technologies, Inc .......................      15,282
         100        * Energy Conversion Devices, Inc ..............       1,051
       4,800        * Entegris, Inc ...............................      54,240
      24,500        * ESS Technology, Inc .........................     264,110
       6,700        * Finisar Corp ................................      15,075
         600          Franklin Electric Co, Inc ...................      33,408
       1,800        * FuelCell Energy, Inc ........................      21,060
       7,900        * Genesis Microchip, Inc ......................      88,559
       1,600        * Genlyte Group, Inc ..........................      71,232
      26,800        * GlobespanVirata, Inc ........................     193,496
         700        * Harmonic, Inc ...............................       4,389
       2,200          Helix Technology Corp .......................      36,014
       2,100        * Hexcel Corp .................................      12,390
       2,300        * Hutchinson Technology, Inc ..................      76,130
       3,200        * Inet Technologies, Inc ......................      41,408
       1,400        * Innovex, Inc ................................      13,930
         600          Inter-Tel, Inc ..............................      14,730
      11,100        * InterVoice, Inc .............................      99,234
       1,400        * IXYS Corp ...................................      13,118
         200        * JNI Corp ....................................       1,390
       7,300        * Kemet Corp ..................................      93,002
       4,200        * Kopin Corp ..................................      29,106
       5,800        * Lattice Semiconductor Corp ..................      41,238
         400        * Lifeline Systems, Inc .......................      12,616
       2,600        * Littelfuse, Inc .............................      59,800
       1,300          LSI Industries, Inc .........................      18,317
       1,400        * Manufacturers Services Ltd ..................       7,000
         800        * Mattson Technology, Inc .....................       7,248
       2,800        * Mercury Computer Systems, Inc ...............      59,724
       3,300          Methode Electronics, Inc (Class A) ..........      38,973
         350        * Metrologic Instruments, Inc .................      12,597
      14,800        * Micrel, Inc .................................     180,412
      13,400        * Microsemi Corp ..............................     204,216
       1,800        * Monolithic System Technology, Inc ...........      15,138
       1,500        * Moog, Inc (Class A) .........................      58,800
         300        * MRV Communications, Inc .....................         843
       2,900        * Mykrolis Corp ...............................      35,206
         200          National Presto Industries, Inc .............       6,868
       5,400        * New Focus, Inc ..............................      24,246
         200        * Omnivision Technologies, Inc ................       8,448
       7,800        * ON Semiconductor Corp .......................      31,980
      11,900        * Oplink Communications, Inc ..................      30,107
       1,500        * Optical Communication Products, Inc .........       3,540
         200        * OSI Systems, Inc ............................       3,460
         500          Park Electrochemical Corp ...................      11,375
       1,300        * Parthusceva, Inc ............................      11,167
       2,600        * Pemstar, Inc ................................       9,256
       1,200        * Pericom Semiconductor Corp ..................      12,000
       3,000        * Photronics, Inc .............................      63,780
       1,200        * Pixelworks, Inc .............................      10,344
      13,000        * Plantronics, Inc ............................     310,310
       3,403        * Plexus Corp .................................      52,883
         600        * Powell Industries, Inc ......................      10,080
         200        * Power Integrations, Inc .....................       6,648
       1,800        * Power-One, Inc ..............................      18,522
      30,400        * Powerwave Technologies, Inc .................     201,248
      10,600        * Proxim Corp (Class A) .......................      15,794
         500          Raven Industries, Inc .......................      12,325
         100        * Rayovac Corp ................................       1,460
       1,300          Regal-Beloit Corp ...........................      26,520
       2,700        * RF Micro Devices, Inc .......................      25,083
         500          Richardson Electronics Ltd ..................       5,300
         100        * Rogers Corp .................................       3,102
         700        * SBA Communications Corp .....................       2,240
       1,300        * SBS Technologies, Inc .......................      14,105
       1,100        * Seachange International, Inc ................      13,783
      13,500        * Semtech Corp ................................     249,210
         400        * Silicon Storage Technology, Inc .............       3,500
       2,200        * Siliconix, Inc ..............................     110,528
       1,200        * Sipex Corp ..................................       9,420
      14,600        * Skyworks Solutions, Inc .....................     132,860
         300          Smith (A.O.) Corp ...........................       8,403
      11,200        * Sonus Networks, Inc .........................      77,616
       1,700        * Spectralink Corp ............................      31,756
       1,100        * Standard Microsystems Corp ..................      29,678
      12,600        * Stoneridge, Inc .............................     185,346
       7,000        * Stratex Networks, Inc .......................      26,950
       4,900        * Superconductor Technologies .................      19,257
         800        * Supertex, Inc ...............................      14,352
      24,900        * Sycamore Networks, Inc ......................     122,010
       1,600        * Symmetricom, Inc ............................      10,128
       1,500        * Synaptics, Inc ..............................      16,140
       3,800        * Technitrol, Inc .............................      69,958
       4,700        * Tekelec .....................................      73,367
       4,100        * Tellium, Inc ................................       5,781
         600        * Terayon Communication Systems, Inc ..........       3,450
         200        * Thomas & Betts Corp .........................       3,170
       2,000        * Three-Five Systems, Inc .....................      11,020
       2,400        * Tollgrade Communications, Inc ...............      38,568
       5,500        * Transmeta Corp ..............................      15,400
         400        * Triquint Semiconductor, Inc .................       2,240
       2,600        * TTM Technologies, Inc .......................      37,128
       3,200        * Turnstone Systems, Inc ......................       9,184
       1,000        * Ulticom, Inc ................................      10,530
       1,700        * Universal Display Corp ......................      17,663
       1,900        * Universal Electronics, Inc ..................      21,850
       4,043        * Valence Technology, Inc .....................      13,787
       1,500        * Varian Semiconductor Equipment Associates, Inc     56,175
       8,400        * Verso Technologies, Inc .....................      31,500
       2,000        * Viasat, Inc .................................      35,620
       3,900        * Vicor Corp ..................................      37,167
         733        * Virage Logic Corp ...........................       5,571
       7,800        * Vitesse Semiconductor Corp ..................      49,920
       3,900        * Westell Technologies, Inc ...................      29,211
         200        * White Electronic Designs Corp ...............       2,150
       1,800        * Wilson Greatbatch Technologies, Inc .........      64,890
         900          Woodhead Industries, Inc ....................      13,545
         100        * Xicor, Inc ..................................         929
                                                                    -----------
                      TOTAL ELECTRONIC AND OTHER ELECTRIC EQUIPMENT   6,252,178
                                                                    -----------

                       SEE NOTES TO FINANCIAL STATEMENTS

56  TIAA-CREF Institutional Mutual Funds  2003 ANNUAL REPORT

        Statement of Investments - INSTITUTIONAL SMALL-CAP EQUITY FUND -
                               September 30, 2003
--------------------------------------------------------------------------------

      SHARES                                                            VALUE
      ------                                                            -----
 ENGINEERING AND MANAGEMENT SERVICES--2.54%
       3,300        * aaiPharma, Inc .............................. $    56,463
         100        * Advisory Board Co ...........................       4,545
         600        * Applera Corp (Celera Genomics Group) ........       7,014
         300        * Bioreliance Corp ............................       7,668
       9,000        * Century Business Services, Inc ..............      38,160
         700        * Charles River Associates, Inc ...............      19,971
       1,000        * Ciphergen Biosystems, Inc ...................      12,350
         500        * Cornell Cos, Inc ............................       8,225
         100        * Corrections Corp Of America .................       2,467
       1,300        * Covance, Inc ................................      29,094
         200        * CuraGen Corp ................................       1,006
         100        * CV Therapeutics, Inc ........................       2,200
       6,200        * Decode Genetics, Inc ........................      29,202
      12,300        * Digitas, Inc ................................      89,298
         100        * Diversa Corp ................................         775
       1,600        * eResearch Technology, Inc ...................      55,728
       1,200        * Exact Sciences Corp .........................      16,200
         100        * Exelixis, Inc ...............................         714
         500        * Exult, Inc ..................................       4,020
         100        * First Consulting Group, Inc .................         498
       1,100        * Forrester Research, Inc .....................      15,763
       1,900        * FTI Consulting, Inc .........................      32,965
       7,500        * Gartner, Inc (Class A) ......................      82,650
         100        * Gene Logic, Inc .............................         470
       7,000        * Genencor International, Inc .................     109,830
       2,400        * Gen-Probe, Inc ..............................     130,008
       2,700        * Kosan Biosciences, Inc ......................      21,492
         900          Landauer, Inc ...............................      31,887
         300        * Lexicon Genetics, Inc .......................       1,548
       1,000        * Luminex Corp ................................       6,750
       4,300        * MAXIMUS, Inc ................................     148,135
       3,100        * Maxygen, Inc ................................      31,620
         300        * MTC Technologies, Inc .......................       6,960
         200        * Navigant Consulting, Inc ....................       2,462
         100        * Neopharm, Inc ...............................       1,500
         700        * Newtek Business Services, Inc ...............       3,458
       1,200        * Parexel International Corp ..................      18,384
       2,500        * Per-Se Technologies, Inc ....................      40,000
         100        * Pharmacopeia, Inc ...........................       1,270
         600        * PracticeWorks, Inc ..........................      12,882
       3,500        * PRG-Schultz International, Inc ..............      19,880
       1,978        * Regeneration Technologies, Inc ..............      17,901
       1,600        * Regeneron Pharmaceuticals, Inc ..............      28,272
       9,200        * Repligen Corp ...............................      49,588
         900        * Research Frontiers, Inc .....................      10,322
         100        * Resources Connection, Inc ...................       2,441
         100        * Right Management Consultants, Inc ...........       1,808
       5,600        * Savient Pharmaceuticals, Inc ................      28,280
       1,700        * Seattle Genetics, Inc .......................      10,319
         400        * SFBC International, Inc .....................      11,373
       2,200        * Sourcecorp ..................................      51,150
       2,200        * Symyx Technologies, Inc .....................      47,388
         200        * Tejon Ranch Co ..............................       6,660
         100        * Telik, Inc ..................................       2,005
       5,000        * Tetra Tech, Inc .............................      99,550
         500        * TRC Cos, Inc ................................       8,230
      37,600        * U.S. Oncology, Inc ..........................     274,856
       1,300        * URS Corp ....................................      25,220
       2,800        * Washington Group International, Inc .........      75,460
       3,100        * Watson Wyatt & Co Holdings ..................      69,781
                                                                    -----------
                      TOTAL ENGINEERING AND MANAGEMENT SERVICES       1,926,116
                                                                    -----------
 EXECUTIVE, LEGISLATIVE AND GENERAL--0.00%
         500        * Omega Protein Corp ..........................       3,275
                                                                    -----------
                      TOTAL EXECUTIVE, LEGISLATIVE AND GENERAL            3,275
                                                                    -----------
 FABRICATED METAL PRODUCTS--0.97%
         700          CIRCOR International, Inc ...................      13,440
      20,900        * Crown Holdings, Inc .........................     141,075
         500        * Drew Industries, Inc ........................       9,255
      11,600        * Griffon Corp ................................     208,336
       1,600        * Intermagnetics General Corp .................      35,776
       4,600        * Jacuzzi Brands, Inc .........................      28,520
         900          Material Sciences Corp ......................       9,198
         200        * Mobile Mini, Inc ............................       3,858
         100        * NCI Building Systems, Inc ...................       1,990
         800        * Raytech Corp ................................       2,808
       3,700        * Shaw Group, Inc .............................      38,887
       1,300        * Silgan Holdings, Inc ........................      41,600
         800        * Simpson Manufacturing Co, Inc ...............      32,712
       1,400        * SPS Technologies, Inc .......................      63,000
      17,800        * Tower Automotive, Inc .......................      80,100
       1,200          Valmont Industries, Inc .....................      23,748
         100          Watts Industries, Inc (Class A) .............       1,762
                                                                    -----------
                      TOTAL FABRICATED METAL PRODUCTS                   736,065
                                                                    -----------
 FOOD AND KINDRED PRODUCTS--1.00%
       1,500        * American Italian Pasta Co (Class A) .........      58,035
       1,200        * Boston Beer Co, Inc (Class A) ...............      19,104
         300          Coca-Cola Bottling Co Consolidated ..........      15,045
       1,600          Corn Products International, Inc ............      50,960
       6,600        * Darling International, Inc ..................      17,490
         100          Farmer Brothers Co ..........................      32,031
       3,050          Flowers Foods, Inc ..........................      69,540
         200        * Horizon Organic Holding Corp ................       4,788
         100        * International Multifoods Corp ...............       2,335
       2,500          Interstate Bakeries Corp ....................      37,500
         600        * J & J Snack Foods Corp ......................      20,880
       2,300          Lance, Inc ..................................      22,862
         900        * M&F Worldwide Corp ..........................       8,667
         300        * National Beverage Corp ......................       4,530
         100        * Peets Coffee & Tea, Inc .....................       1,955
       1,300          Pilgrim's Pride Corp (Class B) ..............      16,250
      10,100        * Ralcorp Holdings, Inc .......................     279,770
         700          Riviana Foods, Inc ..........................      19,880
         600          Sanderson Farms, Inc ........................      18,876
       1,800          Sensient Technologies Corp ..................      37,800
       2,200          Topps Co, Inc ...............................      21,450
                                                                    -----------
                      TOTAL FOOD AND KINDRED PRODUCTS                   759,748
                                                                    -----------
 FOOD STORES--0.26%
       3,200        * 7-Eleven, Inc ...............................      43,936
         200          Arden Group, Inc (Class A) ..................      12,300
       1,400        * Great Atlantic & Pacific Tea Co, Inc ........      11,354
         800          Ingles Markets, Inc (Class A) ...............       7,840
         200        * Panera Bread Co (Class A) ...................       8,192
         400        * Pantry, Inc .................................       4,836
       2,600        * Pathmark Stores, Inc ........................      18,122
       3,300          Ruddick Corp ................................      51,282
       1,200          Weis Markets, Inc ...........................      40,812
         200        * Wild Oats Markets, Inc ......................       2,186
                                                                    -----------
                      TOTAL FOOD STORES                                 200,860
                                                                    -----------
 FURNITURE AND FIXTURES--0.14%
         900          Bassett Furniture Industries, Inc ...........      12,195
         400          Hooker Furniture Corp .......................      13,988
       2,300          Kimball International, Inc (Class B) ........      33,718
         900        * Select Comfort Corp .........................      23,850
         700          Stanley Furniture Co, Inc ...................      21,357
                                                                    -----------
                      TOTAL FURNITURE AND FIXTURES                      105,108
                                                                    -----------


                        SEE NOTES TO FINANCIAL STATEMENTS

                      2003 ANNUAL REPORT TIAA-CREF Institutional Mutual Funds 57

        Statement of Investments - INSTITUTIONAL SMALL-CAP EQUITY FUND -
                               September 30, 2003
--------------------------------------------------------------------------------

      SHARES                                                            VALUE
      ------                                                            -----
 FURNITURE AND HOMEFURNISHINGS STORES--0.34%
       2,000        * Cost Plus, Inc .............................. $    73,840
       1,600        * Electronics Boutique Holdings Corp ..........      45,712
       1,800        * Gamestop Corp ...............................      28,620
         300          Haverty Furniture Cos, Inc ..................       5,484
       1,800        * Intertan, Inc ...............................      16,470
         300        * Kirkland's, Inc .............................       4,809
       2,200        * Linens `n Things, Inc .......................      52,316
         600        * Rex Stores Corp .............................       7,830
         200        * The Bombay Co, Inc ..........................       1,970
       2,900        * Trans World Entertainment Corp ..............      16,385
         100        * Tweeter Home Entertainment Group, Inc .......         768
         600        * Ultimate Electronics, Inc ...................       5,694
                                                                    -----------
                      TOTAL FURNITURE AND HOMEFURNISHINGS STORES        259,898
                                                                    -----------
 GENERAL BUILDING CONTRACTORS--0.39%
         200        * Beazer Homes U.S.A., Inc ....................      16,880
       1,400          Brookfield Homes Corp .......................      25,942
         300        * Dominion Homes, Inc .........................       7,719
       1,900          M/I Schottenstein Homes, Inc ................      75,373
         900        * Meritage Corp ...............................      42,525
       2,118        * Palm Harbor Homes, Inc ......................      36,281
       2,200        * Perini Corp .................................      15,092
         200          Standard-Pacific Corp .......................       7,580
         200        * Technical Olympic U.S.A., Inc ...............       5,500
       2,600          Walter Industries, Inc ......................      27,898
       1,300        * WCI Communities, Inc ........................      21,450
         200        * William Lyon Homes, Inc .....................      10,030
                                                                    -----------
                      TOTAL GENERAL BUILDING CONTRACTORS                292,270
                                                                    -----------
 GENERAL MERCHANDISE STORES--0.57%
       6,600        * BJ's Wholesale Club, Inc ....................     127,842
       1,050        * Brookstone, Inc .............................      20,822
       4,300          Casey's General Stores, Inc .................      60,329
       5,800          Dillard's, Inc (Class A) ....................      81,084
       1,400          Fred's, Inc .................................      46,144
       3,100        * ShopKo Stores, Inc ..........................      46,500
       2,000        * Stein Mart, Inc .............................      10,940
       1,300        * Tuesday Morning Corp ........................      36,179
                                                                    -----------
                      TOTAL GENERAL MERCHANDISE STORES                  429,840
                                                                    -----------
 HEALTH SERVICES--2.01%
       4,000        * Accredo Health, Inc .........................     111,960
       1,200        * American Healthways, Inc ....................      50,388
       1,800        * Amsurg Corp .................................      59,382
       5,200        * Beverly Enterprises, Inc ....................      30,784
       2,200        * Chronimed, Inc ..............................      20,086
         500        * Corvel Corp .................................      17,775
       1,600        * Cross Country Healthcare, Inc ...............      22,544
       1,100        * CryoLife, Inc ...............................       6,776
         102        * Dynacq International, Inc ...................       1,838
       7,495        * Enzo Biochem, Inc ...........................     146,227
       7,200        * Genesis Health Ventures, Inc ................     174,600
       2,200        * Gentiva Health Services, Inc ................      25,300
       5,300          Hooper Holmes, Inc ..........................      35,245
         500        * IMPAC Medical Systems, Inc ..................       8,945
       2,400        * Inveresk Research Group, Inc ................      47,640
       1,000        * Kindred Healthcare, Inc .....................      37,450
         300        * LabOne, Inc .................................       6,999
       3,500        * LifePoint Hospitals, Inc ....................      84,175
       2,100        * MIM Corp ....................................      15,750
         600        * National Healthcare Corp ....................       8,568
         100        * Odyssey HealthCare, Inc .....................       2,982
         155        * Option Care, Inc ............................       1,862
       4,700        * Orthodontic Centers Of America, Inc .........      37,036
       7,500        * Pediatrix Medical Group, Inc ................     345,375
       3,400        * Province Healthcare Co ......................      44,030
       1,600        * RehabCare Group, Inc ........................      27,280
       2,300        * Select Medical Corp .........................      66,240
         100        * Specialty Laboratories, Inc .................       1,305
       1,600        * Sunrise Senior Living, Inc ..................      41,968
         500        * U.S. Physical Therapy, Inc ..................       6,116
         100        * United Surgical Partners International, Inc .       2,830
       1,100        * VistaCare, Inc (Class A) ....................      34,430
                                                                    -----------
                      TOTAL HEALTH SERVICES                           1,523,886
                                                                    -----------
 HEAVY CONSTRUCTION, EXCEPT BUILDING--0.25%
       8,100          Granite Construction, Inc ...................     151,308
       2,100        * Insituform Technologies, Inc (Class A) ......      37,296
                                                                    -----------
                      TOTAL HEAVY CONSTRUCTION, EXCEPT BUILDING         188,604
                                                                    -----------
 HOLDING AND OTHER INVESTMENT OFFICES--7.83%
         400        * 4Kids Entertainment, Inc ....................       8,440
       1,400          Acadia Realty Trust .........................      15,372
         800          Alabama National Bancorp ....................      38,000
         100        * Alexander's, Inc ............................      10,550
         100          Alexandria Real Estate Equities, Inc ........       4,803
         900          Allegiant Bancorp, Inc ......................      18,180
         400          Amcore Financial, Inc .......................      10,064
         500          American Land Lease, Inc ....................       9,225
       8,300          American Mortgage Acceptance Co .............     137,282
         200        * American Realty Investors, Inc ..............       2,008
       2,100          AMLI Residential Properties Trust ...........      55,020
       4,400          Anthracite Capital, Inc .....................      42,460
       2,400          Anworth Mortgage Asset Corp .................      34,272
         200        * Apex Mortgage Capital, Inc ..................       1,076
       1,600          Associated Estates Realty Corp ..............      10,432
       1,400          Bedford Property Investors, Inc .............      36,330
       2,400          Brandywine Realty Trust .....................      61,656
       4,400          Brookline Bancorp, Inc ......................      64,768
         300          BRT Realty Trust ............................       5,724
       1,300          Capital Automotive REIT .....................      39,663
         900          Capstead Mortgage Corp ......................      11,187
       2,100          Chateau Communities, Inc ....................      62,496
         500        * Cherokee, Inc ...............................      10,600
         700          Colonial Properties Trust ...................      25,221
       3,761          Commercial Net Lease Realty, Inc ............      64,050
         900          Community Banks, Inc ........................      29,790
       5,900          Community First Bankshares, Inc .............     155,937
       1,200          Connecticut Bancshares, Inc .................      61,500
       5,100          Cornerstone Realty Income Trust, Inc ........      41,208
       2,700          Corporate Office Properties Trust ...........      49,977
       1,100          Correctional Properties Trust ...............      27,445
         200        * Criimi MAE, Inc .............................       2,076
       3,500          Crown American Realty Trust .................      41,650
         100          Eastgroup Properties, Inc ...................       2,778
         900          Entertainment Properties Trust ..............      27,000
         800          Equity Inns, Inc ............................       6,024
       5,800          Equity One, Inc .............................      98,600
         100          Essex Property Trust, Inc ...................       6,271
         400        * FelCor Lodging Trust, Inc ...................       4,144
         600          First Defiance Financial Corp ...............      13,980
         200          First Indiana Corp ..........................       3,700
       3,900          First Industrial Realty Trust, Inc ..........     125,073
       6,800          First Niagara Financial Group, Inc ..........     102,680
       1,200          First Place Financial Corp ..................      21,300
       2,900          Fremont General Corp ........................      36,859
       3,900          Gables Residential Trust ....................     126,048
         800          German American Bancorp .....................      14,048
         824          Gladstone Capital Corp ......................      16,027
         100          Glenborough Realty Trust, Inc ...............       1,886
      12,000          Glimcher Realty Trust .......................     252,840
       1,300          Great Lakes REIT ............................      20,696

                       SEE NOTES TO FINANCIAL STATEMENTS

58  TIAA-CREF Institutional Mutual Funds  2003 ANNUAL REPORT

        Statement of Investments - INSTITUTIONAL SMALL-CAP EQUITY FUND -
                               September 30, 2003
--------------------------------------------------------------------------------

      SHARES                                                            VALUE
      ------                                                            -----
 HOLDING AND OTHER INVESTMENT OFFICES--(CONTINUED)
       1,343          Greater Bay Bancorp ......................... $    27,934
         600        * Hawthorne Financial Corp ....................      24,096
       5,434          Health Care REIT, Inc .......................     167,639
         100          Heritage Property Investment Trust ..........       2,888
       5,100          Highwoods Properties, Inc ...................     121,686
         111          Home Properties Of New York, Inc ............       4,351
      16,600          IMPAC Mortgage Holdings, Inc ................     268,754
         900          Innkeepers U.S.A. Trust .....................       7,830
       4,090          iShares Russell 2000 Index Fund .............     396,935
       1,800          Keystone Property Trust .....................      36,468
       9,500          Kilroy Realty Corp ..........................     271,225
       1,900          Koger Equity, Inc ...........................      35,720
       2,100          Kramont Realty Trust ........................      35,595
         500        * La Quinta Corp ..............................       3,115
       1,500          LaSalle Hotel Properties ....................      25,995
       2,900          Lexington Corporate Properties Trust ........      55,564
       8,500        * Local Financial Corp ........................     152,065
       1,100          LTC Properties, Inc .........................      12,738
         100          Manufactured Home Communities, Inc ..........       3,918
         100          MASSBANK Corp ...............................       3,677
         200        * Meristar Hospitality Corp ...................       1,416
       5,400          MFA Mortgage Investments, Inc ...............      51,408
       1,600          Mid Atlantic Realty Trust ...................      33,600
       2,500          Mid-America Apartment Communities, Inc ......      75,450
       1,300          Mission West Properties, Inc ................      16,068
      10,200          National Health Investors, Inc ..............     185,946
         500          National Health Realty, Inc .................       7,560
       5,600          Nationwide Health Properties, Inc ...........      97,944
       2,400          Newcastle Investment Corp ...................      55,176
       4,700          Novastar Financial, Inc .....................     270,109
         100          Omega Healthcare Investors, Inc .............         768
       2,600          Oriental Financial Group, Inc ...............      63,076
         100          Pacific Northwest Bancorp ...................       3,565
         900          Parkway Properties, Inc .....................      39,330
       1,600          Pennsylvania Real Estate Investment Trust ...      53,520
         300          Post Properties, Inc ........................       8,169
       1,700          Prentiss Properties Trust ...................      52,700
       1,700        * Price Legacy Corp ...........................       5,950
         200          PrivateBancorp, Inc .........................       6,622
          46          Prosperity Bancshares, Inc ..................         980
         100          Provident Bancorp, Inc ......................       4,202
         200          PS Business Parks, Inc ......................       7,548
         600          Quaker City Bancorp, Inc ....................      24,000
       5,500          RAIT Investment Trust .......................     126,280
       1,300          Ramco-Gershenson Properties .................      33,085
         300          Reckson Associates Realty Corp ..............       6,933
         511          Redwood Trust, Inc ..........................      21,666
       1,300          Sandy Spring Bancorp, Inc ...................      42,276
         900          Saul Centers, Inc ...........................      23,895
      18,800          Senior Housing Properties Trust .............     270,908
       1,100          Sizeler Property Investors ..................      11,528
         100          SL Green Realty Corp ........................       3,611
         300          Sovran Self Storage, Inc ....................       9,945
       1,200          Suffolk Bancorp .............................      39,948
         200          Summit Properties, Inc ......................       4,544
         200          Sun Communities, Inc ........................       7,880
       3,900          Susquehanna Bancshares, Inc .................     100,230
         700          Tanger Factory Outlet Centers, Inc ..........      25,725
       7,100          Taubman Centers, Inc ........................     139,160
         460          Tompkins Trustco, Inc .......................      21,045
       1,500          Town & Country Trust ........................      35,235
         100        * Transcontinental Realty Investors, Inc ......       1,179
       2,000          U.S. Restaurant Properties, Inc .............      32,500
         500          United Mobile Homes, Inc ....................       7,535
         100          United National Bancorp .....................       3,321
       6,200          Ventas, Inc .................................     106,144
         100          Washington Real Estate Investment Trust .....       2,900
       2,835          Waypoint Financial Corp .....................      56,700
         200          Westfield Financial, Inc ....................       4,464
       1,300          Winston Hotels, Inc .........................      11,830
                                                                    -----------
                      TOTAL HOLDING AND OTHER INVESTMENT OFFICES      5,942,183
                                                                    -----------
 HOTELS AND OTHER LODGING PLACES--0.53%
         600        * Ameristar Casinos, Inc ......................      15,024
       2,300        * Boca Resorts, Inc (Class A) .................      29,808
       5,300          Boyd Gaming Corp ............................      80,878
       6,500        * Choice Hotels International, Inc ............     188,630
         100        * Extended Stay America, Inc ..................       1,493
       1,500          Marcus Corp .................................      22,890
         800        * Pinnacle Entertainment, Inc .................       5,600
       3,500        * Prime Hospitality Corp ......................      30,415
       1,700        * Vail Resorts, Inc ...........................      24,310
                                                                    -----------
                      TOTAL HOTELS AND OTHER LODGING PLACES             399,048
                                                                    -----------
 INDUSTRIAL MACHINERY AND EQUIPMENT--5.53%
       1,200        * Aaon, Inc ...................................      19,704
         200        * Actuant Corp ................................      11,230
      11,700        * Adaptec, Inc ................................      88,452
      16,359        * Advanced Digital Information Corp ...........     229,353
         400          Alamo Group, Inc ............................       5,704
         400          Ampco-Pittsburgh Corp .......................       4,796
       1,600        * Astec Industries, Inc .......................      16,480
         500        * ASV, Inc ....................................       9,545
         200        * Asyst Technologies, Inc .....................       2,814
         600        * Axcelis Technologies, Inc ...................       4,956
         300          BHA Group Holdings, Inc .....................       7,128
       6,900          Black Box Corp ..............................     274,689
       2,000        * Blount International, Inc ...................       9,620
       4,100          Briggs & Stratton Corp ......................     240,916
         500        * Brooks Automation, Inc ......................      10,450
         400          Cascade Corp ................................       8,820
       1,100        * Cirrus Logic, Inc ...........................       6,083
      10,400        * Computer Network Technology Corp ............      90,272
      10,100        * Concurrent Computer Corp ....................      38,279
         300        * Cray, Inc ...................................       3,294
         503        * Cuno, Inc ...................................      19,713
         300        * Cymer, Inc ..................................      12,360
      13,100        * Dot Hill Systems Corp .......................     180,256
         500        * Dril-Quip, Inc ..............................       8,450
       5,300        * Electronics For Imaging, Inc ................     123,596
         500          Engineered Support Systems, Inc .............      30,250
      10,800        * EnPro Industries, Inc .......................     104,220
       2,000        * Esterline Technologies Corp .................      38,580
         300        * FalconStor Software, Inc ....................       1,878
       1,000        * Fargo Electronics, Inc ......................      12,600
      13,500        * Flowserve Corp ..............................     274,050
         800        * Gardner Denver, Inc .........................      16,808
      58,600        * Gateway, Inc ................................     331,676
         500        * General Binding Corp ........................       5,200
       3,400        * Global Power Equipment Group, Inc ...........      17,918
         600          Gorman-Rupp Co ..............................      13,566
       5,500        * Handspring, Inc .............................       6,215
         100        * Hydril Co ...................................       2,026
       2,600        * Hypercom Corp ...............................      14,014
         300          IDEX Corp ...................................      10,932
         300        * InFocus Corp ................................       1,458
         150        * Interland, Inc ..............................       1,154
       6,200          Iomega Corp .................................      69,068
         100          JLG Industries, Inc .........................       1,152
         500        * Joy Global, Inc .............................       7,850


                        SEE NOTES TO FINANCIAL STATEMENTS

                      2003 ANNUAL REPORT TIAA-CREF Institutional Mutual Funds 59

        Statement of Investments - INSTITUTIONAL SMALL-CAP EQUITY FUND -
                               September 30, 2003
--------------------------------------------------------------------------------

      SHARES                                                            VALUE
      ------                                                            -----
 INDUSTRIAL MACHINERY AND EQUIPMENT--(CONTINUED)
         500        * Kadant, Inc ................................. $     9,580
       2,500          Kaydon Corp .................................      59,350
         500          Kennametal, Inc .............................      18,700
       4,000        * Komag, Inc ..................................      70,080
         400        * Kulicke & Soffa Industries, Inc .............       4,336
       1,300          Lennox International, Inc ...................      18,993
       3,200          Lincoln Electric Holdings, Inc ..............      71,072
         200          Lindsay Manufacturing Co ....................       4,020
         500          Lufkin Industries, Inc ......................      12,000
         100          Manitowoc Co, Inc ...........................       2,169
         200        * Mestek, Inc .................................       3,362
       1,700        * Micros Systems, Inc .........................      58,055
         400        * Milacron, Inc ...............................         920
       2,400          Modine Manufacturing Co .....................      57,120
       2,200          Nacco Industries, Inc (Class A) .............     157,300
       1,600          Nordson Corp ................................      41,424
         600        * Omnicell, Inc ...............................       9,744
         700        * Overland Storage, Inc .......................      10,325
       2,700        * Palm, Inc ...................................      52,785
       2,600        * Paxar Corp ..................................      33,280
       1,200        * Planar Systems, Inc .........................      25,740
       4,800        * Presstek, Inc ...............................      35,419
       1,600        * ProQuest Co .................................      42,080
       1,700        * Quantum Corp ................................       5,236
      10,400        * Rainbow Technologies, Inc ...................      95,056
         700          Robbins & Myers, Inc ........................      15,568
       1,400          Sauer-Danfoss, Inc ..........................      19,740
         700          Schawk, Inc .................................       8,344
       1,600        * Scientific Games Corp (Class A) .............      18,256
         200        * Semitool, Inc ...............................       1,592
       2,630        * Sigma Designs, Inc ..........................      22,592
      18,600        * Silicon Graphics, Inc .......................      17,856
         700        * Simpletech, Inc .............................       5,012
       1,000          Standex International Corp ..................      24,300
       4,600          Stewart & Stevenson Services, Inc ...........      69,092
         600        * Surebeam Corp (Class A) .....................         858
         100          Tecumseh Products Co (Class A) ..............       3,731
         900          Tennant Co ..................................      33,156
       3,500        * Terex Corp ..................................      64,855
         100          Thomas Industries, Inc ......................       2,852
       2,600          Toro Co .....................................     117,000
         100        * Ultratech, Inc ..............................       2,822
      16,000        * UNOVA, Inc ..................................     234,400
       2,100        * Veeco Instruments, Inc ......................      41,916
       3,900          Woodward Governor Co ........................     170,469
       1,100          York International Corp .....................      38,049
                                                                    -----------
                      TOTAL INDUSTRIAL MACHINERY AND EQUIPMENT        4,198,181
                                                                    -----------
 INSTRUMENTS AND RELATED PRODUCTS--6.46%
       2,100        * Aclara BioSciences, Inc .....................       8,316
         400        * Advanced Neuromodulation Systems, Inc .......      15,960
         100        * Aksys Ltd ...................................         999
       3,300        * Alaris Medical Systems, Inc .................      54,780
       1,100        * American Medical Systems Holdings, Inc ......      23,870
       1,700          Analogic Corp ...............................      81,600
       3,100          Arrow International, Inc ....................      71,300
       2,000        * Arthrocare Corp .............................      35,640
         800        * Aspect Medical Systems, Inc .................       8,216
       1,000          BEI Technologies, Inc .......................      15,600
       1,700        * Biolase Technology, Inc .....................      19,397
         782        * Bruker BioSciences Corp .....................       3,441
         600        * Candela Corp ................................       7,656
         600        * Cantel Medical Corp .........................       8,004
       4,300        * Cardiac Science, Inc ........................      17,888
       3,000        * Cardiodynamics International Corp ...........      13,470
       1,000        * Cerus Corp ..................................       4,630
       1,000        * Cholestech Corp .............................       7,600
         600        * Closure Medical Corp ........................      14,634
       6,400          Cognex Corp .................................     168,256
       2,700        * Coherent, Inc ...............................      66,501
       1,800          Cohu, Inc ...................................      35,208
       1,100        * Cole National Corp ..........................      13,706
         100        * Conceptus, Inc ..............................       1,310
       2,000        * Concord Camera Corp .........................      21,300
       2,800        * Conmed Corp .................................      57,792
       2,300          Cooper Cos, Inc .............................      93,725
       2,200        * Credence Systems Corp .......................      25,300
         100        * CTI Molecular Imaging, Inc ..................       1,477
       1,000        * Cyberonics, Inc .............................      30,860
      27,600        * Cytyc Corp ..................................     415,104
       1,100          Datascope Corp ..............................      33,814
       2,700        * Dionex Corp .................................     106,272
         500        * DJ Orthopedics, Inc .........................       6,975
         100        * DRS Technologies, Inc .......................       2,413
       2,300          EDO Corp ....................................      46,575
       1,300        * ESCO Technologies, Inc ......................      58,851
         400        * Exactech, Inc ...............................       6,540
       1,000        * Excel Technology, Inc .......................      25,000
         300        * FEI Co ......................................       7,002
       3,000        * Flir Systems, Inc ...........................      76,860
         100        * Fossil, Inc .................................       2,423
       1,600        * Haemonetics Corp ............................      37,776
         200        * Hanger Orthopedic Group, Inc ................       3,070
         900        * Herley Industries, Inc ......................      15,768
       1,600        * Hologic, Inc ................................      21,808
         900        * ICU Medical, Inc ............................      24,489
       2,100        * Igen International, Inc .....................     121,380
       1,200        * Ii-Vi, Inc ..................................      23,988
       1,400        * Inamed Corp .................................     102,830
         100        * Input/Output, Inc ...........................         391
       7,934        * Integra LifeSciences Holding ................     224,453
         100        * Integrated Defense Technology, Inc ..........       1,678
       1,700        * Interpore International .....................      26,112
       1,950        * Intuitive Surgical, Inc .....................      32,526
       2,500          Invacare Corp ...............................      93,950
         100        * Invision Technologies, Inc ..................       2,434
         800        * Ionics, Inc .................................      19,568
       1,400        * I-Stat Corp .................................      18,718
       1,900        * Itron, Inc ..................................      38,133
         300        * Ixia ........................................       3,246
       1,500          Keithley Instruments, Inc ...................      21,225
         600        * Kensey Nash Corp ............................      14,088
         100        * KVH Industries, Inc .........................       2,521
       1,000        * Kyphon, Inc .................................      19,500
         500        * Laserscope ..................................       5,875
         300        * Lexar Media, Inc ............................       5,112
       1,700        * LTX Corp ....................................      19,142
         500        * Medical Action Industries, Inc ..............       6,510
       4,800          Mentor Corp .................................     109,440
       3,100        * Merit Medical Systems, Inc ..................      68,510
         900        * Micro Therapeutics, Inc .....................       4,761
         700          Mine Safety Appliances Co ...................      38,234
       2,500        * MKS Instruments, Inc ........................      54,150
       6,400        * Molecular Devices Corp ......................     111,488
         800          Movado Group, Inc ...........................      17,520
       2,100          MTS Systems Corp ............................      31,962
         200        * Newport Corp ................................       2,820
       1,600        * Novoste Corp ................................       7,056
       2,300          Oakley, Inc .................................      23,000
       1,400        * Ocular Sciences, Inc ........................      31,192

                       SEE NOTES TO FINANCIAL STATEMENTS

60  TIAA-CREF Institutional Mutual Funds  2003 ANNUAL REPORT

        Statement of Investments - INSTITUTIONAL SMALL-CAP EQUITY FUND -
                               September 30, 2003
--------------------------------------------------------------------------------

      SHARES                                                            VALUE
      ------                                                            -----
 INSTRUMENTS AND RELATED PRODUCTS--(CONTINUED)
         200        * Orbital Sciences Corp ....................... $     1,856
       2,900        * Orthologic Corp .............................      15,602
       1,500        * Osteotech, Inc ..............................      12,285
       1,500        * Photon Dynamics, Inc ........................      43,725
         766        * Pinnacle Systems, Inc .......................       6,457
       1,400        * Possis Medical, Inc .........................      21,840
         500        * Retractable Technologies, Inc ...............       3,055
         700        * Rofin-Sinar Technologies, Inc ...............      14,693
       1,400          Roper Industries, Inc .......................      60,970
         500        * Rudolph Technologies, Inc ...................       9,655
       2,100        * Sola International, Inc .....................      33,600
         300        * SonoSite, Inc ...............................       6,003
       8,800        * Staar Surgical Co ...........................      93,368
       2,200        * Star Scientific, Inc ........................       4,004
       3,700        * Sybron Dental Specialties, Inc ..............      92,759
         800        * Synovis Life Technologies, Inc ..............      19,560
         200          Sypris Solutions, Inc .......................       2,746
       9,400        * Techne Corp .................................     298,826
       2,800        * Theragenics Corp ............................      15,960
      13,900        * Thoratec Corp ...............................     236,161
       1,600        * Trimble Navigation Ltd ......................      37,040
       1,900        * TriPath Imaging, Inc ........................      16,530
         100          United Industrial Corp ......................       1,590
       4,500        * Varian, Inc .................................     140,940
       1,300        * Ventana Medical Systems, Inc ................      52,390
       2,800        * Viasys Healthcare, Inc ......................      56,560
      15,200        * Visx, Inc ...................................     289,560
       2,400        * Vital Images, Inc ...........................      44,926
         500          Vital Signs, Inc ............................      14,650
       2,994        * Vivus, Inc ..................................      10,479
       1,500        * Wright Medical Group, Inc ...................      37,920
       1,900          X-Rite, Inc .................................      21,508
         500          Young Innovations, Inc ......................      16,005
         700        * Zoll Medical Corp ...........................      22,435
       1,500        * Zygo Corp ...................................      24,600
                                                                    -----------
                      TOTAL INSTRUMENTS AND RELATED PRODUCTS          4,902,947
                                                                    -----------
 INSURANCE AGENTS, BROKERS AND SERVICE--0.05%
         100        * Clark, Inc ..................................       1,334
       1,100          Crawford & Co (Class B) .....................       7,722
         100          Hilb, Rogal & Hamilton Co ...................       3,104
       2,000        * USI Holdings Corp ...........................      26,020
                                                                    -----------
                      TOTAL INSURANCE AGENTS, BROKERS AND SERVICE        38,180
                                                                    -----------
 INSURANCE CARRIERS--3.06%
       3,500          21st Century Insurance Group ................      48,230
       2,100        * Allmerica Financial Corp ....................      50,001
         300        * American Medical Security Group, Inc ........       6,093
       1,800        * American Physicians Capital, Inc ............      50,004
       2,200        * AMERIGROUP Corp .............................      98,186
       6,500          AmerUs Group Co .............................     221,000
       2,300        * Argonaut Group, Inc .........................      29,900
         600          Baldwin & Lyons, Inc (Class B) ..............      14,010
       1,700        * Centene Corp ................................      51,663
         900        * Citizens, Inc ...............................       7,245
       6,000          Commerce Group, Inc .........................     227,760
         600          Delphi Financial Group, Inc (Class A) .......      27,912
         300          Donegal Group, Inc ..........................       4,530
         200          EMC Insurance Group, Inc ....................       3,586
         400        * Enstar Group, Inc ...........................      15,700
         700          FBL Financial Group, Inc (Class A) ..........      17,248
         200          Financial Industries Corp ...................       2,840
         600          Great American Financial Resources, Inc .....       8,688
         100          Harleysville Group, Inc .....................       2,331
       5,100        * HealthExtras, Inc ...........................      43,911
         400          Independence Holding Co .....................       8,700
       1,200          Infinity Property & Casualty Corp ...........      33,732
         300          Kansas City Life Insurance Co ...............      13,758
       6,500          Landamerica Financial Group, Inc ............     297,960
         600          Midland Co ..................................      12,780
         300        * National Western Life Insurance Co (Class A)       41,208
         500        * Navigators Group, Inc .......................      16,355
         400          NYMAGIC, Inc ................................       8,972
       1,900        * Ohio Casualty Corp ..........................      27,550
       1,500        * Philadelphia Consolidated Holding Corp ......      69,300
       9,000          Phoenix Cos, Inc ............................     103,950
         500        * Pico Holdings, Inc ..........................       6,535
       2,000          PMA Capital Corp (Class A) ..................      25,060
       1,100          Presidential Life Corp ......................      16,643
       1,200        * ProAssurance Corp ...........................      30,996
         200          RLI Corp ....................................       6,584
         800          Safety Insurance Group, Inc .................      12,416
         100          Selective Insurance Group, Inc ..............       2,976
       6,600        * Sierra Health Services, Inc .................     135,630
         900          State Auto Financial Corp ...................      22,698
       9,100        * Stewart Information Services Corp ...........     256,984
         200        * Triad Guaranty, Inc .........................       9,816
      10,700        * UICI ........................................     134,178
         600          United Fire & Casualty Co ...................      21,936
         200        * Universal American Financial Corp ...........       1,770
          72        * Wellpoint Health Networks, Inc ..............       5,550
       2,400          Zenith National Insurance Corp ..............      66,768
                                                                    -----------
                      TOTAL INSURANCE CARRIERS                        2,321,643
                                                                    -----------
 JUSTICE, PUBLIC ORDER AND SAFETY--0.02%
         700        * Wackenhut Corrections Corp ..................      11,935
                                                                    -----------
                      TOTAL JUSTICE, PUBLIC ORDER AND SAFETY             11,935
                                                                    -----------
 LEATHER AND LEATHER PRODUCTS--0.55%
       7,900          Brown Shoe Co, Inc ..........................     250,430
         800          K-Swiss, Inc (Class A) ......................      28,792
         500        * Steven Madden Ltd ...........................       9,485
         200          Weyco Group, Inc ............................       9,898
       6,000          Wolverine World Wide, Inc ...................     116,400
                                                                    -----------
                      TOTAL LEATHER AND LEATHER PRODUCTS                415,005
                                                                    -----------
 LEGAL SERVICES--0.10%
       3,300        * Pre-Paid Legal Services, Inc ................      77,286
                                                                    -----------
                      TOTAL LEGAL SERVICES                               77,286
                                                                    -----------
 LUMBER AND WOOD PRODUCTS--0.28%
         500          American Woodmark Corp ......................      22,380
      18,500        * Champion Enterprises, Inc ...................     117,475
         600          Deltic Timber Corp ..........................      17,352
         700        * Modtech Holdings, Inc .......................       5,558
         500          Skyline Corp ................................      16,010
       1,500          Universal Forest Products, Inc ..............      36,405
                                                                    -----------
                      TOTAL LUMBER AND WOOD PRODUCTS                    215,180
                                                                    -----------
 METAL MINING--0.14%
         100        * Cleveland-Cliffs, Inc .......................       2,560
      16,600        * Coeur D'alene Mines Corp ....................      51,626
         600        * Hecla Mining Co .............................       3,144
       1,500          Royal Gold, Inc .............................      27,450
       3,830        * Stillwater Mining Co ........................      24,129
                                                                    -----------
                      TOTAL METAL MINING                                108,909
                                                                    -----------
 MISCELLANEOUS MANUFACTURING INDUSTRIES--1.18%
      20,800          Callaway Golf Co ............................     296,816
       1,300        * Daktronics, Inc. ............................      20,813
       3,800        * Identix, Inc ................................      19,874
         200        * Jakks Pacific, Inc ..........................       2,438
      13,500        * K2, Inc .....................................     200,475
      12,400          Nautilus Group, Inc .........................     156,488


                        SEE NOTES TO FINANCIAL STATEMENTS

                      2003 ANNUAL REPORT TIAA-CREF Institutional Mutual Funds 61

        Statement of Investments - INSTITUTIONAL SMALL-CAP EQUITY FUND -
                               September 30, 2003
--------------------------------------------------------------------------------

      SHARES                                                            VALUE
      ------                                                            -----
 MISCELLANEOUS MANUFACTURING INDUSTRIES--(CONTINUED)
       1,300          Oneida Ltd ...................................$     4,004
         800          Penn Engineering & Manufacturing Corp ........     12,328
         100        * RC2 Corp .....................................      1,921
         100          Russ Berrie & Co, Inc ........................      3,369
       1,600        * Shuffle Master, Inc ..........................     43,488
         400        * Steinway Musical Instruments, Inc ............      7,100
       4,900        * Yankee Candle Co, Inc ........................    124,852
                                                                    -----------
                      TOTAL MISCELLANEOUS MANUFACTURING INDUSTRIES      893,966
                                                                    -----------
 MISCELLANEOUS RETAIL--1.96%
       1,500        * 1-800-Flowers.com, Inc (Class A) .............     11,280
         100        * AC Moore Arts & Crafts, Inc ..................      2,228
         600        * Big 5 Sporting Goods Corp ....................      9,168
         500          Blair Corp ...................................     10,400
      15,300          Cash America International, Inc ..............    250,920
       1,050        * Coldwater Creek, Inc .........................     10,311
       1,200        * Dick's Sporting Goods, Inc ...................     44,808
       7,900        * Drugstore.com, Inc ...........................     60,435
       2,000        * Duane Reade, Inc .............................     31,900
         600        * Finlay Enterprises, Inc ......................      8,718
         300        * FTD, Inc (Class A) ...........................      6,753
         600        * Galyans Trading Co, Inc ......................      6,126
         500          Hancock Fabrics, Inc .........................      7,890
         650        * Hibbett Sporting Goods, Inc ..................     15,548
         800        * Jo-Ann Stores, Inc (Class A) .................     22,320
      12,100          Longs Drug Stores Corp .......................    243,573
      15,200        * OfficeMax, Inc ...............................    142,424
         200        * Overstock.com, Inc ...........................      2,978
         600        * PC Connection, Inc ...........................      5,640
       3,500        * Petco Animal Supplies, Inc ...................    109,200
       6,599        * Priceline.com, Inc ...........................    191,305
         100        * Sharper Image Corp ...........................      2,306
       1,710        * Sports Authority, Inc ........................     53,882
       3,700        * Stamps.com, Inc ..............................     21,534
         800        * Systemax, Inc ................................      5,312
         200        * Valuevision International, Inc (Class A) .....      3,182
         100        * Whitehall Jewellers, Inc .....................      1,121
         900          World Fuel Services Corp .....................     25,263
       4,020        * Zale Corp ....................................    178,528
                                                                    -----------
                      TOTAL MISCELLANEOUS RETAIL                      1,485,053
                                                                    -----------
 MOTION PICTURES--0.57%
       2,846        * Avid Technology, Inc .........................    150,383
         200        * Carmike Cinemas, Inc .........................      5,262
         500        * Hollywood Entertainment Corp .................      8,500
       2,200        * Movie Gallery, Inc ...........................     43,230
       6,600        * NetFlix, Inc .................................    221,826
         700        * Reading International, Inc ...................      3,997
                                                                    -----------
                      TOTAL MOTION PICTURES                             433,198
                                                                    -----------
 NONDEPOSITORY INSTITUTIONS--0.95%
         800        * Accredited Home Lenders Holding Co ...........     17,368
       2,200          Advanta Corp (Class A) .......................     24,200
       1,000          American Home Mortgage Holdings, Inc .........     17,570
       3,900          Charter Municipal Mortgage Acceptance Co .....     71,682
       9,500        * CompuCredit Corp .............................    166,250
       2,600        * Credit Acceptance Corp .......................     29,510
         900       b* DVI, Inc .....................................         99
       3,800        * E-Loan, Inc ..................................     13,794
         100        * Federal Agricultural Mortgage Corp (Class C) .      2,700
         100        * Financial Federal Corp .......................      3,051
       2,500          MCG Capital Corp .............................     39,025
         600          Medallion Financial Corp .....................      3,780
       3,000          Metris Cos, Inc ..............................     12,360
       2,800          New Century Financial Corp ...................     79,296
         603        * Saxon Capital, Inc ...........................     10,335
         300        * United PanAm Financial Corp ..................      5,223
       1,400          Westcorp .....................................     48,930
       3,400        * WFS Financial, Inc ...........................    125,902
       3,600        * World Acceptance Corp ........................     48,780
                                                                    -----------
                      TOTAL NONDEPOSITORY INSTITUTIONS                  719,855
                                                                    -----------
 NONMETALLIC MINERALS, EXCEPT FUELS--0.03%
       1,900          Amcol International Corp .....................     23,484
                                                                    -----------
                      TOTAL NONMETALLIC MINERALS, EXCEPT FUELS           23,484
                                                                    -----------
 OIL AND GAS EXTRACTION--2.58%
         100        * Atwood Oceanics, Inc .........................      2,399
       1,300          Berry Petroleum Co (Class A) .................     23,764
       4,200          Cabot Oil & Gas Corp (Class A) ...............    109,200
         100        * Cal Dive International, Inc ..................      1,944
       4,000        * Cimarex Energy Co ............................     78,400
         560        * Clayton Williams Energy, Inc .................     10,556
       1,900        * Comstock Resources, Inc ......................     25,384
       3,000        * Denbury Resources, Inc .......................     37,080
         100        * Encore Acquisition Co ........................      2,155
         200        * Evergreen Resources, Inc .....................      5,400
         100        * Forest Oil Corp ..............................      2,395
      56,100        * Global Industries Ltd ........................    255,255
      10,200        * Grey Wolf, Inc ...............................     35,496
       1,100        * Hanover Compressor Co ........................     10,890
       1,800        * Harvest Natural Resources, Inc ...............     11,070
         888        * Horizon Offshore, Inc ........................      3,650
         200        * Houston Exploration Co .......................      7,020
      10,000        * KCS Energy, Inc ..............................     68,000
      27,800        * Magnum Hunter Resources, Inc .................    222,122
       1,200        * McMoRan Exploration Co .......................     12,576
      35,500        * Meridian Resource Corp .......................    153,005
         200        * North Coast Energy, Inc ......................      2,498
       1,700        * Nuevo Energy Co ..............................     30,889
       8,600        * Oceaneering International, Inc ...............    202,272
       7,800        * Parker Drilling Co ...........................     18,408
       2,700          Patina Oil & Gas Corp ........................     97,848
         800          Penn Virginia Corp ...........................     35,360
         400        * Petrocorp, Inc ...............................      5,384
       1,500        * Petroleum Development Corp ...................     17,970
       3,800        * Plains Exploration & Production Co ...........     47,386
         463        * Prima Energy Corp ............................     11,691
         100        * Quicksilver Resources, Inc ...................      2,443
       2,300        * Range Resources Corp .........................     15,732
         100        * Remington Oil & Gas Corp .....................      1,815
         800          RPC, Inc .....................................      8,000
       1,700        * Seacor Smit, Inc .............................     61,489
         200        * Southwestern Energy Co .......................      3,620
         500        * Spinnaker Exploration Co .....................     12,000
         100          St. Mary Land & Exploration Co ...............      2,532
       3,200        * Stone Energy Corp ............................    112,896
       4,600        * Superior Energy Services, Inc ................     45,080
       1,650        * Tetra Technologies, Inc ......................     34,023
         200        * Tom Brown, Inc ...............................      5,140
       3,100        * Transmontaigne, Inc ..........................     18,476
         100        * Unit Corp ....................................      1,884
       2,900        * Veritas DGC, Inc .............................     23,142
       5,200          Vintage Petroleum, Inc .......................     56,576
         100        * W-H Energy Services, Inc .....................      1,780
                                                                    -----------
                      TOTAL OIL AND GAS EXTRACTION                    1,954,095
                                                                    -----------
 PAPER AND ALLIED PRODUCTS--0.50%
       1,200        * Buckeye Technologies, Inc ....................     10,908
       2,500        * Caraustar Industries, Inc ....................     21,825
         600          Chesapeake Corp ..............................     13,524
       1,300          Greif, Inc (Class A) .........................     33,800
       8,800        * Longview Fibre Co ............................     85,976

                       SEE NOTES TO FINANCIAL STATEMENTS

62  TIAA-CREF Institutional Mutual Funds  2003 ANNUAL REPORT

        Statement of Investments - INSTITUTIONAL SMALL-CAP EQUITY FUND -
                               September 30, 2003
--------------------------------------------------------------------------------

      SHARES                                                            VALUE
      ------                                                            -----
 PAPER AND ALLIED PRODUCTS--(CONTINUED)
       2,700        * Playtex Products, Inc ........................ $   16,092
         100          Pope & Talbot, Inc ...........................      1,512
       2,500          Potlatch Corp ................................     74,300
       2,100          Rock-Tenn Co (Class A) .......................     30,618
       1,800          Schweitzer-Mauduit International, Inc ........     45,450
       3,400          Wausau-Mosinee Paper Corp ....................     41,514
                                                                     ----------
                      TOTAL PAPER AND ALLIED PRODUCTS                   375,519
                                                                     ----------
 PERSONAL SERVICES--0.42%
       3,500        * Alderwoods Group, Inc ........................     27,125
         700          Angelica Corp ................................     13,300
      14,700        * Coinstar, Inc ................................    197,715
         700          CPI Corp .....................................     12,880
       1,400          G & K Services, Inc (Class A) ................     49,000
         900          Unifirst Corp ................................     21,276
                                                                     ----------
                      TOTAL PERSONAL SERVICES                           321,296
                                                                     ----------
 PETROLEUM AND COAL PRODUCTS--0.39%
         100          ElkCorp ......................................      2,356
       8,800          Frontier Oil Corp ............................    129,360
         600        * Headwaters, Inc ..............................      9,660
       2,500          Holly Corp ...................................     61,950
       5,500        * Tesoro Petroleum Corp ........................     46,530
       1,500          WD-40 Co .....................................     47,535
                                                                     ----------
                      TOTAL PETROLEUM AND COAL PRODUCTS                 297,391
                                                                     ----------
 PRIMARY METAL INDUSTRIES--1.17%
       5,800        * AK Steel Holding Corp ........................      11,600
       4,800          Allegheny Technologies, Inc ..................      31,440
       2,004        * Andrew Corp ..................................      24,629
       1,300          Belden, Inc ..................................      22,711
       5,700        * Brush Engineered Materials, Inc ..............      58,425
         100        * Cable Design Technologies Corp ...............         800
       2,000          Carpenter Technology Corp ....................      42,880
         400        * Century Aluminum Co ..........................       4,340
      13,300        * CommScope, Inc ...............................     160,398
         900          Curtiss-Wright Corp ..........................      63,558
         900        * Encore Wire Corp .............................      11,880
       7,900        * General Cable Corp ...........................      62,884
         200          Gibraltar Steel Corp .........................       4,408
       1,300        * Liquidmetal Technologies, Inc ................       4,095
       2,600        * Lone Star Technologies, Inc ..................      35,074
         100          Matthews International Corp (Class A) ........       2,641
         100        * Maverick Tube Corp ...........................       1,552
       2,800        * Mueller Industries, Inc ......................      71,260
         100          NN, Inc ......................................       1,286
         200        * NS Group, Inc ................................       1,292
       1,500          Quanex Corp ..................................      50,400
         800        * RTI International Metals, Inc ................       8,416
       2,100          Ryerson Tull, Inc ............................      16,380
       1,000          Schnitzer Steel Industries, Inc (Class A) ....      30,030
         100        * Steel Dynamics, Inc ..........................       1,514
       2,000          Texas Industries, Inc ........................      49,200
       7,500          Tredegar Corp ................................     112,875
                                                                     -----------
                      TOTAL PRIMARY METAL INDUSTRIES                     885,968
                                                                     -----------
 PRINTING AND PUBLISHING--0.86%
       3,700        * American Greetings Corp (Class A) ............      71,891
       1,200          Banta Corp ...................................      43,200
         300          Bowne & Co, Inc ..............................       4,485
       1,200        * Consolidated Graphics, Inc ...................      30,516
         400          Courier Corp .................................      20,364
         350          CSS Industries, Inc ..........................       9,013
       1,500          Ennis Business Forms, Inc ....................      20,115
       4,800          Harland (John H.) Co .........................     127,056
      10,800          Hollinger International, Inc .................     133,380
       1,100        * Information Holdings, Inc ....................      22,033
       3,100        * Journal Register Co ..........................      58,125
       2,500        * Mail-Well, Inc ...............................       8,750
       1,100          New England Business Services, Inc ...........      29,282
      13,800        * Primedia, Inc ................................      39,330
         300          Pulitzer, Inc ................................      15,630
         600          Standard Register Co .........................       9,960
         700          Thomas Nelson, Inc ...........................       9,667
                                                                     -----------
                      TOTAL PRINTING AND PUBLISHING                      652,797
                                                                     -----------
 RAILROAD TRANSPORTATION--0.06%
       1,500          Florida East Coast Industries ................      43,125
         100        * Genesee & Wyoming, Inc (Class A) .............       2,371
                                                                     -----------
                      TOTAL RAILROAD TRANSPORTATION                       45,496
                                                                     -----------
 REAL ESTATE--0.08%
         200        * Avatar Holdings, Inc .........................       6,396
         500          Consolidated-Tomoka Land Co ..................      14,505
         100        * Jones Lang LaSalle, Inc ......................       1,850
         100        * Orleans Homebuilders, Inc ....................       1,182
       6,600        * Stewart Enterprises, Inc (Class A) ...........      25,080
         400        * Tarragon Realty Investors, Inc ...............       6,100
         200          United Capital Corp ..........................       3,600
                                                                     -----------
                      TOTAL REAL ESTATE                                   58,713
                                                                     -----------
 RUBBER AND MISCELLANEOUS PLASTICS PRODUCTS--0.43%
         400        * Applied Films Corp ...........................      11,892
         600          Bandag, Inc ..................................      20,238
       6,500          Cooper Tire & Rubber Co ......................     103,155
         800        * Goodyear Tire & Rubber Co ....................       5,256
         100        * Gundle/SLT Environmental, Inc ................       1,535
         100        * Jarden Corp ..................................       3,775
         600          Myers Industries, Inc ........................       6,006
         600          Quixote Corp .................................      15,090
         302          Schulman (A.), Inc ...........................       4,790
         100        * Skechers U.S.A., Inc (Class A) ...............         742
       2,100          Spartech Corp ................................      44,730
         200        * Trex Co, Inc .................................       6,210
       4,500          Tupperware Corp ..............................      60,210
       3,600        * Vans, Inc ....................................      39,240
                                                                     -----------
                      TOTAL RUBBER AND MISCELLANEOUS PLASTICS PRODUCTS   322,869
                                                                     -----------
 SECURITY AND COMMODITY BROKERS--1.00%
       5,400        * Affiliated Managers Group, Inc ...............     339,120
       2,600          First Albany Cos, Inc ........................      33,150
         100        * Gabelli Asset Management, Inc (Class A) ......       3,566
       7,000        * Investment Technology Group, Inc .............     134,260
       8,097        * Knight Trading Group, Inc ....................      92,711
         800          Sanders Morris Harris Group, Inc .............       7,096
       3,020        * SoundView Technology Group, Inc ..............      29,717
       5,600          SWS Group, Inc ...............................     110,376
         200          Value Line, Inc ..............................       9,600
                                                                     -----------
                      TOTAL SECURITY AND COMMODITY BROKERS               759,596
                                                                     -----------
 SOCIAL SERVICES--0.02%
         400        * Bright Horizons Family Solutions, Inc ........      15,980
                                                                     -----------
                      TOTAL SOCIAL SERVICES                               15,980
                                                                     -----------
 SPECIAL TRADE CONTRACTORS--0.49%
       4,600        * Dycom Industries, Inc ........................      93,794
       1,400        * EMCOR Group, Inc .............................      59,570
      14,400        * Integrated Electrical Services, Inc ..........      99,360
         400        * John B. Sanfilippo & Son .....................       8,504
         800        * Matrix Service Co ............................      14,208
       6,800        * Quanta Services, Inc .........................      56,236
       1,100          Roto-Rooter, Inc .............................      39,105
                                                                     -----------
                      TOTAL SPECIAL TRADE CONTRACTORS                    370,777
                                                                     -----------
 STONE, CLAY, AND GLASS PRODUCTS--0.80%
       4,400          Ameron International Corp ....................     145,244


                        SEE NOTES TO FINANCIAL STATEMENTS

                      2003 ANNUAL REPORT TIAA-CREF Institutional Mutual Funds 63

        Statement of Investments - INSTITUTIONAL SMALL-CAP EQUITY FUND -
                               September 30, 2003
--------------------------------------------------------------------------------

      SHARES                                                            VALUE
      ------                                                            -----
 STONE, CLAY, AND GLASS PRODUCTS--(CONTINUED)
       2,200          Apogee Enterprises, Inc ......................  $   22,704
       1,700        * Cabot Microelectronics Corp ..................      94,758
         100          CARBO Ceramics, Inc ..........................       3,616
         800          Centex Construction Products, Inc ............      35,736
       1,400          Libbey, Inc ..................................      38,934
      15,300       b* USG Corp .....................................     263,772
                                                                      ----------
                      TOTAL STONE, CLAY, AND GLASS PRODUCTS              604,764
                                                                      ----------
 TEXTILE MILL PRODUCTS--0.06%
         300          Albany International Corp (Class A) ..........       9,252
         200        * Hampshire Group Ltd ..........................       6,368
       5,800        * Interface, Inc (Class A) .....................      31,436
                                                                      ----------
                      TOTAL TEXTILE MILL PRODUCTS                         47,056
                                                                      ----------
 TOBACCO PRODUCTS--0.13%
       2,400          Universal Corp ...............................     101,112
                                                                      ----------
                      TOTAL TOBACCO PRODUCTS                             101,112
                                                                      ----------
 TRANSPORTATION BY AIR--1.19%
         100        * Airtran Holdings, Inc ........................       1,675
       1,800        * Alaska Air Group, Inc ........................      50,076
      23,700        * America West Holdings Corp (Class B) .........     230,601
       1,400        * AMR Corp .....................................      16,030
       1,300        * Atlantic Coast Airlines Holdings, Inc ........      11,063
       2,700        * Continental Airlines, Inc (Class B) ..........      44,766
      14,900        * ExpressJet Holdings, Inc .....................     205,620
       2,800        * Forward Air Corp .............................      77,420
         100        * Frontier Airlines, Inc .......................       1,646
       3,700        * MAIR Holdings, Inc ...........................      25,123
      15,000        * Mesa Air Group, Inc ..........................     166,500
       2,800        * Northwest Airlines Corp ......................      27,160
       1,700        * Offshore Logistics, Inc ......................      34,510
         400        * Petroleum Helicopters (Vote) .................      11,624
         100          Skywest, Inc .................................       1,732
                                                                      ----------
                      TOTAL TRANSPORTATION BY AIR                        905,546
                                                                      ----------
 TRANSPORTATION EQUIPMENT--0.92%
       2,700        * AAR Corp .....................................      21,654
       1,400        * Aftermarket Technology Corp ..................      15,974
       1,900          Arctic Cat, Inc ..............................      36,727
       2,300          Clarcor, Inc .................................      89,700
         800          Coachmen Industries, Inc .....................       9,368
         600        * Ducommun, Inc ................................       9,780
       1,400        * Dura Automotive Systems, Inc .................      13,328
       1,000        * Fairchild Corp (Class A) .....................       4,950
         100          Federal Signal Corp ..........................       1,490
       1,800        * Fleetwood Enterprises, Inc ...................      16,686
       1,600          GenCorp, Inc .................................      14,320
         400        * Greenbrier Cos, Inc ..........................       5,404
       1,200          Heico Corp ...................................      16,320
       2,000          Kaman Corp (Class A) .........................      25,920
         500          Marine Products Corp .........................       7,360
         100        * Monaco Coach Corp ............................       1,655
       1,300          Oshkosh Truck Corp ...........................      51,493
         100        * Sequa Corp (Class A) .........................       4,281
         100        * Sports Resorts International, Inc ............         508
         600          Standard Motor Products, Inc .................       6,060
         400        * Strattec Security Corp .......................      19,064
         100          Superior Industries International, Inc .......       4,055
       3,200        * Teledyne Technologies, Inc ...................      46,560
       3,900        * Tenneco Automotive, Inc ......................      24,531
       1,000          Thor Industries, Inc .........................      54,020
         100          Trinity Industries, Inc ......................       2,585
         200        * Triumph Group, Inc ...........................       5,960
      12,700          Visteon Corp .................................      83,820
         200        * Wabash National Corp .........................       3,190
       3,000          Wabtec Corp ..................................      47,550
       1,200          Winnebago Industries, Inc ....................      53,496
                                                                      ----------
                      TOTAL TRANSPORTATION EQUIPMENT                     697,809
                                                                      ----------
 TRANSPORTATION SERVICES--0.26%
         400        * Ambassadors Group, Inc .......................       6,804
         500          Ambassadors International, Inc ...............       6,125
       4,525        * EGL, Inc .....................................      82,265
         500          GATX Corp ....................................      10,575
       1,100        * Navigant International, Inc ..................      15,411
       2,200        * Pacer International, Inc .....................      43,846
       4,000        * Railamerica, Inc .............................      34,400
                                                                      ----------
                      TOTAL TRANSPORTATION SERVICES                      199,426
                                                                      ----------
 TRUCKING AND WAREHOUSING--0.78%
       3,800          Arkansas Best Corp ...........................     104,500
         175        * Covenant Transport, Inc (Class A) ............       3,220
       2,800          Heartland Express, Inc .......................      67,256
       4,000        * Landstar System, Inc .........................     244,080
         400        * P.A.M. Transportation Services ...............       8,208
       1,500          Roadway Corp .................................      73,155
       1,300        * SCS Transportation, Inc ......................      19,630
         500        * U.S. Xpress Enterprises, Inc (Class A) .......       6,125
       2,000          USF Corp .....................................      62,940
         100        * Yellow Corp ..................................       2,988
                                                                      ----------
                      TOTAL TRUCKING AND WAREHOUSING                     592,102
                                                                      ----------
 WATER TRANSPORTATION--0.23%
       4,000          Alexander & Baldwin, Inc .....................     112,320
         100        * Gulfmark Offshore, Inc .......................       1,405
       1,500        * Kirby Corp ...................................      43,050
         600          Maritrans, Inc ...............................       9,000
       1,000        * Seabulk International, Inc ...................       7,290
                                                                      ----------
                      TOTAL WATER TRANSPORTATION                         173,065
                                                                      ----------
 WHOLESALE TRADE-DURABLE GOODS--2.13%
         400        * 1-800 Contacts, Inc ..........................       8,072
         100          Agilysys, Inc ................................         877
       1,100        * Alliance Imaging, Inc ........................       3,784
       4,500        * Anixter International, Inc ...................     102,465
       1,700          Applied Industrial Technologies, Inc .........      33,779
       1,500        * Audiovox Corp (Class A) ......................      18,945
       1,100        * Aviall, Inc ..................................      13,618
         600          Barnes Group, Inc ............................      15,576
       1,800        * Boyds Collection Ltd .........................       8,118
       1,400          Commercial Metals Co .........................      25,718
         200        * Compucom Systems, Inc ........................         840
       1,100        * Department 56, Inc ...........................      13,970
       1,000        * Global Imaging Systems, Inc ..................      24,600
       9,200          Handleman Co .................................     155,296
       4,300          Hughes Supply, Inc ...........................     139,535
       1,600        * Imagistics International, Inc ................      46,368
      13,000        * Insight Enterprises, Inc .....................     197,860
         450        * Insurance Auto Auctions, Inc .................       5,063
         100        * Keystone Automotive Industries, Inc ..........       2,170
         400          Lawson Products, Inc .........................      10,740
       3,500          Owens & Minor, Inc ...........................      84,350
       4,600          Pep Boys-Manny Moe & Jack ....................      70,380
       2,500          Pomeroy IT Solutions, Inc ....................      31,750
       6,500        * PSS World Medical, Inc .......................      57,655
       2,300          Reliance Steel & Aluminum Co .................      51,037
       7,800        * Safeguard Scientifics, Inc ...................      26,520
         400        * Scansource, Inc ..............................      14,616
       2,850        * SCP Pool Corp ................................      79,287
         500        * TBC Corp .....................................      12,525
      13,600          Watsco, Inc ..................................     259,896
       1,500        * WESCO International, Inc .....................       7,845
       4,884        * Zoran Corp ...................................      95,238
                                                                      ----------
                      TOTAL WHOLESALE TRADE-DURABLE GOODS              1,618,493
                                                                      ----------

                       SEE NOTES TO FINANCIAL STATEMENTS

64  TIAA-CREF Institutional Mutual Funds  2003 ANNUAL REPORT

        Statement of Investments - INSTITUTIONAL SMALL-CAP EQUITY FUND -
                               September 30, 2003
--------------------------------------------------------------------------------

      SHARES                                                            VALUE
      ------                                                            -----
 WHOLESALE TRADE-NONDURABLE GOODS--1.15%
       6,900          Acuity Brands, Inc ...........................$   124,614
         600          Advanced Marketing Services, Inc .............      6,132
         100        * Allscripts Healthcare Solutions, Inc .........        408
         200        * Central European Distribution Corp ...........      5,470
       3,400        * Chiquita Brands International, Inc ...........     60,180
       1,500          D&K Healthcare Resources, Inc ................     21,090
         300          DIMON, Inc ...................................      2,070
       1,800          Getty Realty Corp ............................     44,100
         300        * Green Mountain Coffee, Inc ...................      5,943
         100        * Hain Celestial Group, Inc ....................      1,813
         200          Kenneth Cole Productions, Inc (Class A) ......      5,222
         400        * Maui Land & Pineapple Co .....................     10,344
       3,400        * Men's Wearhouse, Inc .........................     87,210
       1,000          Nash Finch Co ................................     15,488
       8,114          Perrigo Co ...................................    103,291
         300        * Perry Ellis International, Inc ...............      8,565
       2,000        * Plains Resources, Inc ........................     24,900
         100        * Priority Healthcare Corp (Class B) ...........      2,054
       2,500          Russell Corp .................................     40,750
         200        * School Specialty, Inc ........................      5,642
       1,100        * Smart & Final, Inc ...........................      6,875
         100          Standard Commercial Corp .....................      1,840
       9,500          Stride Rite Corp .............................    102,600
         388        * Tractor Supply Co ............................     12,730
         900        * United Natural Foods, Inc ....................     29,871
       3,779        * United Stationers, Inc .......................    142,393
                                                                    -----------
                      TOTAL WHOLESALE TRADE-NONDURABLE GOODS            871,595
                                                                    -----------
                      TOTAL COMMON STOCK
                       (COST $68,696,176)                            75,294,936
                                                                    -----------

   PRINCIPAL
   ---------
SHORT TERM INVESTMENT--1.15%
 U.S. GOVERNMENT AND AGENCY--1.15%
                      Federal Home Loan Bank (FHLB)
    $870,000           1.010%,10/01/03 .............................$   869,977
                                                                    -----------
                      TOTAL U.S. GOVERNMENT AND AGENCY                  869,977
                                                                    -----------
                      TOTAL SHORT TERM INVESTMENT
                       (COST $870,000)                                  869,977
                                                                    -----------
                      TOTAL PORTFOLIO--100.38%
                       (COST $69,566,176)                            76,164,913

                      OTHER ASSETS & LIABILITIES, NET--(0.38)%         (287,620)
                                                                    -----------
                      NET ASSETS--100.00%                           $75,877,293
                                                                    ===========

------------
*  Non-income producing
b  In bankruptcy

At September 30, 2003, the aggregate cost of portfolio investments for federal income tax purposes was $70,893,514. Net unrealized appreciation of portfolio investments aggregated $5,271,399 of which $7,779,869 related to appreciated portfolio investments and $2,508,470 related to depreciated portfolio investments.


                        SEE NOTES TO FINANCIAL STATEMENTS

                      2003 ANNUAL REPORT TIAA-CREF Institutional Mutual Funds 65

     Statement of Investments - INSTITUTIONAL LARGE-CAP GROWTH INDEX FUND -
                               September 30, 2003
--------------------------------------------------------------------------------

                               Summary by Industry

                                                              VALUE          %
--------------------------------------------------------------------------------
COMMON STOCK :
Amusement and Recreation Services ..................... $     39,013       0.11%
Apparel and Accessory Stores ..........................      231,438       0.66
Apparel and Other Textile Products ....................        5,275       0.02
Automotive Dealers and Service Stations ...............       89,161       0.26
Building Materials and Garden Supplies ................      817,720       2.35
Business Services .....................................    3,979,631      11.42
Chemicals and Allied Products .........................    6,168,259      17.70
Coal Mining ...........................................        1,858       0.01
Communications ........................................      925,625       2.66
Depository Institutions ...............................      515,206       1.48
Eating and Drinking Places ............................      187,243       0.54
Educational Services ..................................      150,317       0.43
Electric, Gas, and Sanitary Services ..................      129,691       0.37
Electronic and Other Electric Equipment ...............    5,076,193      14.57
Engineering and Management Services ...................      303,160       0.87
Fabricated Metal Products .............................      191,338       0.55
Food and Kindred Products .............................    1,689,379       4.85
Food Stores ...........................................      102,712       0.29
Furniture and Fixtures ................................       63,405       0.18
Furniture and Homefurnishings Stores ..................      230,366       0.66
General Building Contractors ..........................       18,846       0.05
General Merchandise Stores ............................    1,576,746       4.52
Health Services .......................................      360,985       1.03
Holding and Other Investment Offices ..................       30,340       0.09
Hotels and Other Lodging Places .......................       81,378       0.23
Industrial Machinery and Equipment ....................    3,522,265      10.11
Instruments and Related Products ......................    1,458,313       4.18
Insurance Agents, Brokers and Service .................      233,535       0.67
Insurance Carriers ....................................    1,082,519       3.11
Leather and Leather Products ..........................       37,026       0.11
Metal Mining ..........................................      105,276       0.30
Miscellaneous Manufacturing Industries ................       62,576       0.18
Miscellaneous Retail ..................................      642,309       1.84
Motion Pictures .......................................      141,534       0.41
Nondepository Institutions ............................    1,155,157       3.32
Oil and Gas Extraction ................................      215,331       0.62
Paper and Allied Products .............................       68,620       0.20
Personal Services .....................................      108,151       0.31
Primary Metal Industries ..............................        2,512       0.01
Printing and Publishing ...............................      179,292       0.51
Real Estate ...........................................        6,416       0.02
Rubber and Miscellaneous Plastics Products ............      104,665       0.30
Security and Commodity Brokers ........................      299,185       0.86
Stone, Clay, and Glass Products .......................       46,158       0.13
Textile Mill Products .................................        7,132       0.02
Tobacco Products ......................................      148,920       0.43
Transportation By Air .................................      139,652       0.40
Transportation Equipment ..............................      500,766       1.44
Transportation Services ...............................       42,692       0.12
Trucking and Warehousing ..............................      248,093       0.71
Wholesale Trade-Durable Goods .........................    1,097,791       3.15
Wholesale Trade-Nondurable Goods ......................      419,126       1.20
                                                        ------------     ------
TOTAL COMMON STOCK (COST $29,916,972)                     35,040,297     100.56
                                                        ------------     ------
TOTAL PORTFOLIO (COST $29,916,972)                        35,040,297     100.56
OTHER ASSETS & LIABILITIES, NET                             (193,547)     (0.56)
                                                        ------------     ------
NET ASSETS                                              $ 34,846,750     100.00%
                                                        ============     ======

    SHARES                                                             VALUE
    ------                                                            -------
COMMON STOCK--100.56%

 AMUSEMENT AND RECREATION SERVICES--0.11%
         500          Harrah's Entertainment, Inc .................. $   21,055
         200          International Speedway Corp (Class A) ........      8,778
         300          Station Casinos, Inc .........................      9,180
                                                                     ----------
                      TOTAL AMUSEMENT AND RECREATION SERVICES            39,013
                                                                     ----------
 APPAREL AND ACCESSORY STORES--0.66%
         700        * Abercrombie & Fitch Co (Class A) .............     19,397
         600        * Chico's FAS, Inc .............................     18,384
         300          Claire's Stores, Inc .........................     10,038
       4,700          Gap, Inc .....................................     80,464
         600          Ross Stores, Inc .............................     27,816
         100          Talbots, Inc .................................      3,485
       3,700          TJX Cos, Inc .................................     71,854
                                                                     ----------
                      TOTAL APPAREL AND ACCESSORY STORES                231,438
                                                                     ----------
 APPAREL AND OTHER TEXTILE PRODUCTS--0.02%
         100        * Columbia Sportswear Co .......................      5,275
                                                                     ----------
                      TOTAL APPAREL AND OTHER TEXTILE PRODUCTS            5,275
                                                                     ----------
 AUTOMOTIVE DEALERS AND SERVICE STATIONS--0.26%
         200        * Advance Auto Parts ...........................     14,180
         500        * Autozone, Inc ................................     44,765
         700        * Carmax, Inc ..................................     22,862
         200        * O'Reilly Automotive, Inc .....................      7,354
                                                                     ----------
                      TOTAL AUTOMOTIVE DEALERS AND SERVICE STATIONS      89,161
                                                                     ----------
BUILDING MATERIALS AND GARDEN SUPPLIES--2.35%
         400          Fastenal Co ..................................     15,120
      16,400          Home Depot, Inc ..............................    522,340
       5,400          Lowe's Cos ...................................    280,260
                                                                     ----------
                      TOTAL BUILDING MATERIALS AND GARDEN SUPPLIES      817,720
                                                                     ----------
 BUSINESS SERVICES--11.42%
         300        * Acxiom Corp ..................................      4,728
       1,700          Adobe Systems, Inc ...........................     66,742
         700        * Affiliated Computer Services, Inc (Class A) ..     34,083
         100        * Alliance Data Systems Corp ...................      2,640
       4,000          Automatic Data Processing, Inc ...............    143,400
       2,600        * BEA Systems, Inc .............................     31,330
         800        * Bisys Group, Inc .............................     10,520
       1,500        * BMC Software, Inc ............................     20,895
       1,100        * Brocade Communications Systems, Inc ..........      5,742
         500        * Cadence Design Systems, Inc ..................      6,700
       1,700        * Cendant Corp .................................     31,773
         500        * Ceridian Corp ................................      9,310
         400          Certegy, Inc .................................     12,844
         200        * Checkfree Corp ...............................      4,000
         600        * ChoicePoint, Inc .............................     20,100
       1,200        * Citrix Systems, Inc ..........................     26,496
         400        * Cognizant Technology Solutions Corp ..........     14,588
       2,600          Computer Associates International, Inc .......     67,886
         200        * Compuware Corp ...............................      1,072
         100        * Convergys Corp ...............................      1,834
         500        * D&B Corp .....................................     20,770
         600        * DoubleClick, Inc .............................      6,462
         500        * DST Systems, Inc .............................     18,800
         800        * Electronic Arts, Inc .........................     73,784
         800          Equifax, Inc .................................     17,816
         100          Factset Research Systems, Inc ................      4,435
         300          Fair Isaac Corp ..............................     17,688
       5,300          First Data Corp ..............................    211,788
       1,300        * Fiserv, Inc ..................................     47,099
         200        * Getty Images, Inc ............................      7,032
         300          GTECH Holdings Corp ..........................     12,855
         500          Henry (Jack) & Associates, Inc ...............      8,695
       1,700          IMS Health, Inc ..............................     35,870


                       SEE NOTES TO FINANCIAL STATEMENTS

66  TIAA-CREF Institutional Mutual Funds  2003 ANNUAL REPORT

     Statement of Investments - INSTITUTIONAL LARGE-CAP GROWTH INDEX FUND -
                               September 30, 2003
--------------------------------------------------------------------------------

    SHARES                                                             VALUE
    ------                                                            -------
BUSINESS SERVICES--(CONTINUED)
         100        * Interactive Data Corp ........................$     1,580
         200        * Interpublic Group Of Cos, Inc ................      2,824
       1,300        * Intuit, Inc ..................................     62,712
         500        * Iron Mountain, Inc ...........................     17,950
       2,400        * Juniper Networks, Inc ........................     35,808
         400        * Lamar Advertising Co .........................     11,736
         400        * Macromedia, Inc ..............................      9,896
         400          Manpower, Inc ................................     14,840
         500        * Mercury Interactive Corp .....................     22,705
      64,000          Microsoft Corp ...............................  1,778,560
         700        * Monster Worldwide, Inc .......................     17,626
         200          National Instruments Corp ....................      8,050
         400        * NetScreen Technologies, Inc ..................      8,892
       1,000        * Network Associates, Inc ......................     13,760
       1,200        * Novell, Inc ..................................      6,396
       1,300          Omnicom Group, Inc ...........................     93,405
      27,700        * Oracle Corp ..................................    310,794
         900        * Peoplesoft, Inc ..............................     16,371
         200        * Pixar, Inc ...................................     13,312
         600        * RealNetworks, Inc ............................      3,930
         900        * Red Hat, Inc .................................      9,090
         400        * Rent-A-Center, Inc ...........................     12,920
         500          Reynolds & Reynolds Co (Class A) .............     13,775
       1,000        * Robert Half International, Inc ...............     19,500
       1,700        * Siebel Systems, Inc ..........................     16,524
       1,900        * SunGard Data Systems, Inc ....................     49,989
       1,100        * Symantec Corp ................................     69,322
       1,000        * Synopsys, Inc ................................     30,770
         300          Total System Services, Inc ...................      7,905
       1,600        * Unisys Corp ..................................     21,648
       1,000        * VeriSign, Inc ................................     13,470
       3,000        * Veritas Software Corp ........................     94,200
         300          Viad Corp ....................................      7,164
       1,900        * WebMD Corp ...................................     16,948
         600        * Westwood One, Inc ............................     18,114
       3,600        * Yahoo!, Inc ..................................    127,368
                                                                    -----------
                      TOTAL BUSINESS SERVICES                         3,979,631
                                                                    -----------
 CHEMICALS AND ALLIED PRODUCTS--17.70%
      11,200          Abbott Laboratories ..........................    476,560
         900          Allergan, Inc ................................     70,857
         100        * American Pharmaceutical Partners, Inc ........      3,135
       9,200        * Amgen, Inc ...................................    594,044
         700        * Amylin Pharmaceuticals, Inc ..................     19,768
         400        * Andrx Corp ...................................      7,404
         700          Avery Dennison Corp ..........................     35,364
         300          Avon Products, Inc ...........................     19,368
         300        * Barr Laboratories, Inc .......................     20,463
       1,100        * Biogen, Inc ..................................     42,053
       6,900          Bristol-Myers Squibb Co ......................    177,054
         400        * Cephalon, Inc ................................     18,368
         300        * Charles River Laboratories International, Inc       9,207
         600        * Chiron Corp ..................................     31,014
         200          Church & Dwight Co, Inc ......................      6,998
         600          Clorox Co ....................................     27,522
       3,400          Colgate-Palmolive Co .........................    190,026
         400          Dial Corp ....................................      8,616
         700          Dow Chemical Co ..............................     22,778
         800          Du Pont (E.I.) de Nemours & Co ...............     32,008
       1,400          Ecolab, Inc ..................................     35,350
         100        * Eon Labs, Inc ................................      3,835
         700          Estee Lauder Cos (Class A) ...................     23,870
       2,400        * Forest Laboratories, Inc .....................    123,480
       1,500        * Genentech, Inc ...............................    120,210
       1,400        * Genzyme Corp .................................     64,750
       1,400        * Gilead Sciences, Inc .........................     78,302
       4,500          Gillette Co ..................................    143,910
         500        * Human Genome Sciences, Inc ...................      6,830
         200          ICN Pharmaceuticals, Inc .....................      3,432
         200        * ICOS Corp ....................................      7,664
         900        * IDEC Pharmaceuticals Corp ....................     29,835
         200        * Idexx Laboratories, Inc ......................      8,498
         400        * ImClone Systems, Inc .........................     15,488
         300          International Flavors & Fragrances, Inc ......      9,924
         100        * Invitrogen Corp ..............................      5,799
       1,000        * IVAX Corp ....................................     19,600
         500        * King Pharmaceuticals, Inc ....................      7,575
       6,900          Lilly (Eli) & Co .............................    409,860
         200          Medicis Pharmaceutical Corp (Class A) ........     11,720
       1,800        * MedImmune, Inc ...............................     59,418
       7,100          Merck & Co, Inc ..............................    359,402
       1,000        * Millennium Pharmaceuticals, Inc ..............     15,390
       1,300          Mylan Laboratories, Inc ......................     50,245
         100        * Neurocrine Biosciences, Inc ..................      4,952
      56,400          Pfizer, Inc ..................................  1,713,432
         200        * Pharmaceutical Resources, Inc ................     13,644
         400          Praxair, Inc .................................     24,780
       5,900          Procter & Gamble Co ..........................    547,638
         500        * Protein Design Labs, Inc .....................      6,930
         600        * Sepracor, Inc ................................     16,524
         600        * SICOR, Inc ...................................     11,568
         200          Sigma-Aldrich Corp ...........................     10,388
         100        * Watson Pharmaceuticals, Inc ..................      4,169
       8,400          Wyeth ........................................    387,240
                                                                    -----------
                      TOTAL CHEMICALS AND ALLIED PRODUCTS             6,168,259
                                                                    -----------
 COAL MINING--0.01%
         100          Consol Energy, Inc ...........................      1,858
                                                                    -----------
                      TOTAL COAL MINING                                   1,858
                                                                    -----------
 COMMUNICATIONS--2.66%
         600        * American Tower Corp (Class A) ................      6,090
       7,200        * AT&T Wireless Services, Inc ..................     58,896
         500        * Cablevision Systems Corp (Class A) ...........      9,050
       1,700          Clear Channel Communications, Inc ............     65,110
       5,831        * Comcast Corp .................................    180,061
         900        * Comcast Corp Special .........................     26,586
         500        * Cox Communications, Inc (Class A) ............     15,810
         100        * Cox Radio, Inc (Class A) .....................      2,187
         300        * Crown Castle International Corp ..............      2,823
       1,600        * EchoStar Communications Corp (Class A) .......     61,232
         300        * Entercom Communications Corp .................     13,446
         100        * Entravision Communications Corp (Class A) ....        950
         700        * Foundry Networks, Inc ........................     15,057
         500        * Fox Entertainment Group, Inc (Class A) .......     13,995
         200          Global Payments, Inc .........................      7,200
         200        * IDT Corp .....................................      3,536
       2,100        * InterActiveCorp ..............................     69,405
       5,900        * Nextel Communications, Inc (Class A) .........    116,171
         600        * Nextel Partners, Inc (Class A) ...............      4,710
       2,300        * Qwest Communications International, Inc ......      7,820
         300        * Radio One, Inc (Class D) .....................      4,308
       5,600        * Sprint Corp (PCS Group) ......................     32,088
         100          Telephone & Data Systems, Inc ................      5,654
         100        * UnitedGlobalcom, Inc (Class A) ...............        611
       1,000        * Univision Communications, Inc (Class A) ......     31,930
       4,400          Viacom, Inc (Class B) ........................    168,520
         100        * West Corp ....................................      2,379
                                                                    -----------
                      TOTAL COMMUNICATIONS                              925,625
                                                                    -----------
 DEPOSITORY INSTITUTIONS--1.48%
         800          Bank Of New York Co, Inc .....................     23,288

                        SEE NOTES TO FINANCIAL STATEMENTS

                    2003 ANNUAL REPORT  TIAA-CREF Institutional Mutual Funds  67

     Statement of Investments - INSTITUTIONAL LARGE-CAP GROWTH INDEX FUND -
                               September 30, 2003
--------------------------------------------------------------------------------

    SHARES                                                             VALUE
    ------                                                            -------
DEPOSITORY INSTITUTIONS--(CONTINUED)
         400          Commerce Bancorp, Inc ........................$    19,164
       3,500        * Concord EFS, Inc .............................     47,845
       3,600          Fifth Third Bancorp ..........................    199,692
         200          First Bancorp (Puerto Rico) ..................      6,150
         100          First Tennessee National Corp ................      4,246
         200          Hudson City Bancorp, Inc .....................      6,168
       1,300          Mellon Financial Corp ........................     39,182
         700          New York Community Bancorp, Inc ..............     22,057
         300          North Fork Bancorp, Inc ......................     10,425
         100          Northern Trust Corp ..........................      4,244
         300          SouthTrust Corp ..............................      8,817
         300          State Street Corp ............................     13,500
       2,000          Synovus Financial Corp .......................     49,980
         300          TCF Financial Corp ...........................     14,385
         200          Valley National Bancorp ......................      5,568
         700          Wells Fargo & Co .............................     36,050
         100          Westamerica Bancorp ..........................      4,445
                                                                    -----------
                      TOTAL DEPOSITORY INSTITUTIONS                     515,206
                                                                    -----------
EATING AND DRINKING PLACES--0.54%
         400          Applebee's International, Inc ................     12,592
         500        * Aramark Corp (Class B) .......................     12,515
         700        * Brinker International, Inc ...................     23,352
         200          CBRL Group, Inc ..............................      7,096
       1,000          Darden Restaurants, Inc ......................     19,000
         400        * Krispy Kreme Doughnuts, Inc ..................     15,400
         300          Outback Steakhouse, Inc ......................     11,361
         400          Ruby Tuesday, Inc ............................      9,644
         300        * The Cheesecake Factory, Inc ..................     10,851
         100          Wendy's International, Inc ...................      3,230
       2,100        * Yum! Brands, Inc .............................     62,202
                                                                    -----------
                      TOTAL EATING AND DRINKING PLACES                  187,243
                                                                    -----------
EDUCATIONAL SERVICES--0.43%
         900        * Apollo Group, Inc (Class A) ..................     59,427
         100        * Apollo Group, Inc (University Of Phoenix Online)    6,658
         700        * Career Education Corp ........................     31,710
         300        * Corinthian Colleges, Inc .....................     17,148
         400        * DeVry, Inc ...................................      9,464
         200        * Education Management Corp ....................     11,534
         300        * ITT Educational Services, Inc ................     14,376
                                                                    -----------
                      TOTAL EDUCATIONAL SERVICES                        150,317
                                                                    -----------
ELECTRIC, GAS, AND SANITARY SERVICES--0.37%
       3,000        * AES Corp .....................................     22,260
         500        * Allied Waste Industries, Inc .................      5,400
         600          Kinder Morgan, Inc ...........................     32,406
         200        * Stericycle, Inc ..............................      9,434
       2,300          Waste Management, Inc ........................     60,191
                                                                    -----------
                      TOTAL ELECTRIC, GAS, AND SANITARY SERVICES        129,691
                                                                    -----------
 ELECTRONIC AND OTHER ELECTRIC EQUIPMENT--14.57%
       2,500        * ADC Telecommunications, Inc ..................      5,825
         100          Adtran, Inc ..................................      6,118
         200        * Advanced Fibre Communications, Inc ...........      4,194
         900        * Advanced Micro Devices, Inc ..................      9,999
      11,700        * Agere Systems, Inc (Class B) .................     33,813
       2,700        * Altera Corp ..................................     51,030
         100          Ametek, Inc ..................................      4,286
         700        * Amkor Technology, Inc ........................      9,947
         100        * Amphenol Corp (Class A) ......................      5,205
       2,600        * Analog Devices, Inc ..........................     98,852
       1,000        * Applied Micro Circuits Corp ..................      4,870
       1,300        * Atmel Corp ...................................      5,213
       1,600        * Broadcom Corp (Class A) ......................     42,592
       1,700        * CIENA Corp ...................................     10,047
         600        * Comverse Technology, Inc .....................      8,976
         500        * Cree, Inc ....................................      9,260
         500        * Cypress Semiconductor Corp ...................      8,840
         500          Emerson Electric Co ..........................     26,325
         100        * Energizer Holdings, Inc ......................      3,677
         300        * Fairchild Semiconductor International, Inc ...      4,974
         100        * Gemstar-TV Guide International, Inc ..........        473
      71,500          General Electric Co ..........................  2,131,415
         200          Harman International Industries, Inc .........     19,670
         100          Harris Corp ..................................      3,579
         400        * Integrated Circuit Systems, Inc ..............     12,016
         300        * Integrated Device Technology, Inc ............      3,726
      46,700          Intel Corp ...................................  1,284,717
         400        * Interdigital Communications Corp .............      6,000
         200        * International Rectifier Corp .................      7,488
         400          Intersil Corp (Class A) ......................      9,520
       1,000        * Jabil Circuit, Inc ...........................     26,050
       9,700        * JDS Uniphase Corp ............................     34,920
         300        * L-3 Communications Holdings, Inc .............     12,975
       2,200          Linear Technology Corp .......................     78,782
         900        * LSI Logic Corp ...............................      8,091
       2,300          Maxim Integrated Products, Inc ...............     90,850
         600          Maytag Corp ..................................     14,982
         700        * McData Corp (Class A) ........................      8,379
         200        * MEMC Electronic Materials, Inc ...............      2,182
       1,500          Microchip Technology, Inc ....................     35,910
       1,800        * Micron Technology, Inc .......................     24,156
         800          Molex, Inc ...................................     22,872
       6,800          Motorola, Inc ................................     81,396
       1,100        * National Semiconductor Corp ..................     35,519
         900        * Novellus Systems, Inc ........................     30,375
       1,100        * Nvidia Corp ..................................     17,502
   1,200   *          PMC-Sierra, Inc ..............................     15,829
         300        * Polycom, Inc .................................      4,983
         700        * QLogic Corp ..................................     32,907
       5,600          Qualcomm, Inc ................................    233,184
         600        * Rambus, Inc ..................................     10,068
         600          Rockwell Collins, Inc ........................     15,150
       1,600        * Sanmina-SCI Corp .............................     15,520
         200        * Silicon Laboratories, Inc ....................      8,990
       1,200        * Tellabs, Inc .................................      8,148
      12,400          Texas Instruments, Inc .......................    282,720
         500        * Utstarcom, Inc ...............................     15,905
         100          Whirlpool Corp ...............................      6,777
       2,400        * Xilinx, Inc ..................................     68,424
                                                                    -----------
                      TOTAL ELECTRONIC AND OTHER ELECTRIC EQUIPMENT   5,076,193
                                                                    -----------
ENGINEERING AND MANAGEMENT SERVICES--0.87%
         400        * Affymetrix, Inc ..............................      8,396
         300        * BearingPoint, Inc ............................      2,394
         600        * Celgene Corp .................................     25,998
         300        * Corporate Executive Board Co .................     14,085
       2,800          Halliburton Co ...............................     67,900
         100        * Hewitt Associates, Inc .......................      2,435
         300        * Jacobs Engineering Group, Inc ................     13,530
         900          Moody's Corp .................................     49,473
       2,400          Paychex, Inc .................................     81,432
         300        * Pharmaceutical Product Development, Inc ......      7,197

         500        * Quest Diagnostics, Inc .......................     30,320
                                                                    -----------
                      TOTAL ENGINEERING AND MANAGEMENT SERVICES         303,160
                                                                    -----------
FABRICATED METAL PRODUCTS--0.55%
         200        * Alliant Techsystems, Inc .....................      9,610
         300          Ball Corp ....................................     16,200
         800          Danaher Corp .................................     59,088
       1,200          Illinois Tool Works, Inc .....................     79,512
       1,100          Masco Corp ...................................     26,928
                                                                    -----------
                      TOTAL FABRICATED METAL PRODUCTS                   191,338
                                                                    -----------

                       SEE NOTES TO FINANCIAL STATEMENTS

68  TIAA-CREF Institutional Mutual Funds  2003 ANNUAL REPORT

     Statement of Investments - INSTITUTIONAL LARGE-CAP GROWTH INDEX FUND -
                               September 30, 2003
--------------------------------------------------------------------------------

    SHARES                                                             VALUE
    ------                                                            -------
 FOOD AND KINDRED PRODUCTS--4.85%
       6,000          Anheuser-Busch Cos, Inc ......................$   296,040
         700          Campbell Soup Co .............................     18,550
      13,100          Coca-Cola Co .................................    562,776
         400          Coca-Cola Enterprises, Inc ...................      7,624
         100        * Constellation Brands, Inc (Class A) ..........      3,049
         600        * Del Monte Foods Co ...........................      5,226
       1,400          General Mills, Inc ...........................     65,898
       1,000          H.J. Heinz Co ................................     34,280
         400          Hershey Foods Corp ...........................     29,072
         900          Kellogg Co ...................................     30,015
         700          McCormick & Co, Inc (Non-Vote) ...............     19,194
       1,000          Pepsi Bottling Group, Inc ....................     20,580
      10,900          PepsiCo, Inc .................................    499,547
       2,300          Sara Lee Corp ................................     42,228
       1,000          Wrigley (Wm.) Jr Co ..........................     55,300
                                                                    -----------
                      TOTAL FOOD AND KINDRED PRODUCTS                 1,689,379
                                                                    -----------
 FOOD STORES--0.29%
       2,800        * Starbucks Corp ...............................     80,640
         400        * Whole Foods Market, Inc ......................     22,072
                                                                    -----------
                      TOTAL FOOD STORES                                 102,712
                                                                    -----------
 FURNITURE AND FIXTURES--0.18%
         500          Herman Miller, Inc ...........................     11,385
         100          Hillenbrand Industries, Inc ..................      5,642
         200          HON Industries, Inc ..........................      7,392
         500          Leggett & Platt, Inc .........................     10,815
       1,300          Newell Rubbermaid, Inc .......................     28,171
                                                                    -----------
                      TOTAL FURNITURE AND FIXTURES                       63,405
                                                                    -----------
 FURNITURE AND HOMEFURNISHINGS STORES--0.66%
       2,100        * Bed Bath & Beyond, Inc .......................     80,178
       1,900        * Best Buy Co, Inc .............................     90,288
         500          Pier 1 Imports, Inc ..........................      9,620
       1,200          RadioShack Corp ..............................     34,092
         600        * Williams-Sonoma, Inc .........................     16,188
                                                                    -----------
                      TOTAL FURNITURE AND HOMEFURNISHINGS STORES        230,366
                                                                    -----------
 GENERAL BUILDING CONTRACTORS--0.05%
         200          Centex Corp ..................................     15,576
         100          D.R. Horton, Inc .............................      3,270
                                                                    -----------
                      TOTAL GENERAL BUILDING CONTRACTORS                 18,846
                                                                    -----------
 GENERAL MERCHANDISE STORES--4.52%
         300        * 99 Cents Only Stores .........................      9,702
         400        * Big Lots, Inc ................................      6,324
       1,200        * Costco Wholesale Corp ........................     37,296
       2,000          Dollar General Corp ..........................     40,000
         800        * Dollar Tree Stores, Inc ......................     26,800
       1,100          Family Dollar Stores, Inc ....................     43,879
       2,000        * Kohl's Corp ..................................    107,000
       6,500          Target Corp ..................................    244,595
      19,000          Wal-Mart Stores, Inc .........................  1,061,150
                                                                    -----------
                      TOTAL GENERAL MERCHANDISE STORES                1,576,746
                                                                    -----------
 HEALTH SERVICES--1.03%
         400        * Apria Healthcare Group, Inc ..................     10,952
       1,900        * Caremark Rx, Inc .............................     42,940
         200        * Community Health Systems, Inc ................      4,340
         300        * Coventry Health Care, Inc ....................     15,822
         400        * DaVita, Inc ..................................     12,732
         400        * Express Scripts, Inc .........................     24,460
         600        * First Health Group Corp ......................     15,690
       2,800          HCA, Inc .....................................    103,208
       1,700          Health Management Associates, Inc (Class A) ..     37,077
       1,000        * Laboratory Corp Of America Holdings ..........     28,700
         700        * Lincare Holdings, Inc ........................     25,655
         100          Manor Care, Inc ..............................      3,000
         200        * Renal Care Group, Inc ........................      6,830
         600        * Tenet Healthcare Corp ........................      8,688
         200        * Triad Hospitals, Inc .........................      6,056
         300        * UNIVERSAL HEALTH SERVICES, INC (CLASS B) .....     14,835
                                                                    -----------
                      TOTAL HEALTH SERVICES                             360,985
                                                                    -----------
 HOLDING AND OTHER INVESTMENT OFFICES--0.09%
         100          Chelsea Property Group, Inc ..................      4,790
         100          Cousins Properties, Inc ......................      2,775
         400          Friedman Billings Ramsey Group, Inc ..........      6,900
         100          Mills Corp ...................................      3,935
         300          Popular, Inc .................................     11,940
                                                                    -----------
                      TOTAL HOLDING AND OTHER INVESTMENT OFFICES         30,340
                                                                    -----------
 HOTELS AND OTHER LODGING PLACES--0.23%
       1,200          Hilton Hotels Corp ...........................     19,464
         200          Mandalay Resort Group ........................      7,922
         800          Marriott International, Inc (Class A) ........     34,424
         200        * MGM Mirage ...................................      7,310
         300          Starwood Hotels & Resorts Worldwide, Inc .....     10,440
         100        * Wynn Resorts Ltd .............................      1,818
                                                                    -----------
                      TOTAL HOTELS AND OTHER LODGING PLACES              81,378
                                                                    -----------
 INDUSTRIAL MACHINERY AND EQUIPMENT--10.11%
       6,700          3M Co ........................................    462,769
         400        * American Standard Cos, Inc ...................     33,700
      11,800        * Applied Materials, Inc .......................    214,052
         200        * Avocent Corp .................................      6,058
       1,900          Baker Hughes, Inc ............................     56,221
         600          Black & Decker Corp ..........................     24,330
      50,200        * Cisco Systems, Inc ...........................    980,908
         300        * Cooper Cameron Corp ..........................     13,863
      16,300        * Dell, Inc ....................................    544,257
         200          Donaldson Co, Inc ............................     10,780
         300          Dover Corp ...................................     10,611
      15,600        * EMC Corp .....................................    197,028
         400        * Emulex Corp ..................................     10,188
         400        * FMC Technologies, Inc ........................      8,568
         300          Graco, Inc ...................................     11,265
         700        * Grant Prideco, Inc ...........................      7,133
       5,800          International Business Machines Corp .........    512,314
       2,400          International Game Technology ................     67,560
         600          ITT Industries, Inc ..........................     35,904
         900        * Lam Research Corp ............................     19,935
         800        * Lexmark International, Inc ...................     50,408
         500        * Maxtor Corp ..................................      6,085
         300        * National-Oilwell, Inc ........................      5,442
       2,200        * Network Appliance, Inc .......................     45,166
         700          Pall Corp ....................................     15,708
       1,100          Pitney Bowes, Inc ............................     42,152
         400        * Sandisk Corp .................................     25,496
         500        * Smith International, Inc .....................     17,990
       2,500        * Solectron Corp ...............................     14,625
         100        * SPX Corp .....................................      4,528
         300        * Storage Technology Corp ......................      7,242
       1,400          Symbol Technologies, Inc .....................     16,730
         100          Timken Co ....................................      1,524
       1,400        * Western Digital Corp .........................     18,046
         800        * Xerox Corp ...................................      8,208
         300        * Zebra Technologies Corp (Class A) ............     15,471
                                                                    -----------
                      TOTAL INDUSTRIAL MACHINERY AND EQUIPMENT        3,522,265
                                                                    -----------
 INSTRUMENTS AND RELATED PRODUCTS--4.18%
         200        * Agilent Technologies, Inc ....................      4,422
       1,300          Applera Corp (Applied Biosystems Group) ......     29,003
         300          Bard (C.R.), Inc .............................     21,300
       4,300          Baxter International, Inc ....................    124,958

                     SEE NOTES TO FINANCIAL STATEMENTS 2003

                          ANNUAL REPORT TIAA-CREF Institutional Mutual Funds  69

     Statement of Investments - INSTITUTIONAL LARGE-CAP GROWTH INDEX FUND -
                               September 30, 2003
--------------------------------------------------------------------------------

    SHARES                                                             VALUE
    ------                                                            -------
 INSTRUMENTS AND RELATED PRODUCTS--(CONTINUED)
         400          Beckman Coulter, Inc .........................$    18,216
       1,400          Becton Dickinson & Co ........................     50,568
       1,800          Biomet, Inc ..................................     60,498
         100        * Bio-Rad Laboratories, Inc (Class A) ..........      5,100
       2,300        * Boston Scientific Corp .......................    146,740
         600          Dentsply International, Inc ..................     26,904
         400        * Edwards Lifesciences Corp ....................     10,832
         300        * Fisher Scientific International, Inc .........     11,907
       2,200          Guidant Corp .................................    103,070
       1,400        * KLA-Tencor Corp ..............................     71,960
       8,700          Medtronic, Inc ...............................    408,204
         300        * Mettler-Toledo International, Inc ............     10,785
         300        * Millipore Corp ...............................     13,818
         300          PerkinElmer, Inc .............................      4,593
         200        * Resmed, Inc ..................................      8,796
         200        * Respironics, Inc .............................      8,356
       1,300        * St. Jude Medical, Inc ........................     69,901
         500        * Steris Corp ..................................     11,510
       1,000          Stryker Corp .................................     75,310
         100          Tektronix, Inc ...............................      2,475
       1,300        * Teradyne, Inc ................................     24,180
         200        * Thermo Electron Corp .........................      4,340
         500        * Varian Medical Systems, Inc ..................     28,740
         900        * Waters Corp ..................................     24,687
       1,400        * Zimmer Holdings, Inc .........................     77,140
                                                                    -----------
                      TOTAL INSTRUMENTS AND RELATED PRODUCTS          1,458,313
                                                                    -----------
 INSURANCE AGENTS, BROKERS AND SERVICE--0.67%
         400          Brown & Brown, Inc ...........................     12,312
         600          Gallagher (Arthur J.) & Co ...................     16,968
       3,800          Marsh & McLennan Cos, Inc ....................    180,918
         900       *  MEDCO HEALTH SOLUTIONS, INC ..................     23,337
                                                                    -----------
                      TOTAL INSURANCE AGENTS, BROKERS AND SERVICE       233,535
                                                                    -----------
 INSURANCE CARRIERS--3.11%
         500        * AdvancePCS ...................................     22,785
         400          Aetna, Inc ...................................     24,412
       2,300          Aflac, Inc ...................................     74,290
         100          Ambac Financial Group, Inc ...................      6,400
       8,400          American International Group, Inc ............    484,680
         400        * Anthem, Inc ..................................     28,532
         200          HCC Insurance Holdings, Inc ..................      5,816
         500        * Health Net, Inc ..............................     15,835
         300        * Mid Atlantic Medical Services, Inc ...........     15,429
         600        * Oxford Health Plans, Inc .....................     24,786
       1,400          Progressive Corp .............................     96,754
         100          Radian Group, Inc ............................      4,440
       4,000          UnitedHealth Group, Inc ......................    201,280
       1,000        * Wellpoint Health Networks, Inc ...............     77,080
                                                                    -----------
                      TOTAL INSURANCE CARRIERS                        1,082,519
                                                                    -----------
 LEATHER AND LEATHER PRODUCTS--0.11%
         600        * Coach, Inc ...................................     32,760
         100        * Timberland Co (Class A) ......................      4,266
                                                                    -----------
                      TOTAL LEATHER AND LEATHER PRODUCTS                 37,026
                                                                    -----------
 METAL MINING--0.30%
         800          Freeport-McMoRan Copper & Gold, Inc (Class A)      26,480
       1,600          Newmont Mining Corp ..........................     62,544
         300        * Phelps Dodge Corp ............................     14,040
         100          Southern Peru Copper Corp ....................      2,212
                                                                    -----------
                      TOTAL METAL MINING                                105,276
                                                                    -----------
 MISCELLANEOUS MANUFACTURING INDUSTRIES--0.18%
         100        * Leapfrog Enterprises, Inc ....................      3,800
       3,100          Mattel, Inc ..................................     58,776
                                                                    -----------
                      TOTAL MISCELLANEOUS MANUFACTURING INDUSTRIES       62,576
                                                                    -----------
 MISCELLANEOUS RETAIL--1.84%
       1,600        * Amazon.com, Inc ..............................     77,376
         100        * Borders Group, Inc ...........................      1,892
       3,000        * eBay, Inc ....................................    160,530
         200        * Marvel Enterprises, Inc ......................      4,450
         400          Michaels Stores, Inc .........................     16,304
         100          MSC Industrial Direct Co (Class A) ...........      2,085
         300          Omnicare, Inc ................................     10,818
       1,000          Petsmart, Inc ................................     22,700
       2,300        * Rite Aid Corp ................................     11,868
       3,400        * Staples, Inc .................................     80,750
         800          Tiffany & Co .................................     29,864
       7,300          Walgreen Co ..................................    223,672
                                                                    -----------
                      TOTAL MISCELLANEOUS RETAIL                        642,309
                                                                    -----------
 MOTION PICTURES--0.41%
         100          Blockbuster, Inc (Class A) ...................      2,100
       6,500        * Liberty Media Corp (Class A) .................     64,805
       3,700          Walt Disney Co ...............................     74,629
                                                                    -----------
                      TOTAL MOTION PICTURES                             141,534
                                                                    -----------
 NONDEPOSITORY INSTITUTIONS--3.32%
       6,100          American Express Co ..........................    274,866
         300        * AmeriCredit Corp .............................      3,090
       1,000          Capital One Financial Corp ...................     57,040
         400          Doral Financial Corp .........................     18,800
       7,000          Fannie Mae ...................................    491,400
       1,100          Freddie Mac ..................................     57,585
       5,700          MBNA Corp ....................................    129,960
         800        * Providian Financial Corp .....................      9,432
       2,900          SLM Corp .....................................    112,984
                                                                    -----------
                      TOTAL NONDEPOSITORY INSTITUTIONS                1,155,157
                                                                    -----------
 OIL AND GAS EXTRACTION--0.62%
         800          Anadarko Petroleum Corp ......................     33,408
       1,100        * BJ Services Co ...............................     37,587
       1,100          Chesapeake Energy Corp .......................     11,858
         200          Diamond Offshore Drilling, Inc ...............      3,820
         400          ENSCO International, Inc .....................     10,728
         800          EOG Resources, Inc ...........................     33,392
         700        * Key Energy Services, Inc .....................      6,755
         200        * Newfield Exploration Co ......................      7,714
         200          Noble Energy, Inc ............................      7,660
         600        * Patterson-UTI Energy, Inc ....................     16,242
         100        * Pioneer Natural Resources Co .................      2,546
         300        * Pride International, Inc .....................      5,085
         300        * Rowan Cos, Inc ...............................      7,374
         200          Tidewater, Inc ...............................      5,660
         500        * Varco International, Inc .....................      8,455
         100        * Westport Resources Corp ......................      2,354
         700          XTO Energy, Inc ..............................     14,693
                                                                    -----------
                      TOTAL OIL AND GAS EXTRACTION                      215,331
                                                                    -----------
 PAPER AND ALLIED PRODUCTS--0.20%
       1,100          Kimberly-Clark Corp ..........................     56,452
         600        * Pactiv Corp ..................................     12,168
                                                                    -----------
                      TOTAL PAPER AND ALLIED PRODUCTS                    68,620
                                                                    -----------
 PERSONAL SERVICES--0.31%
         900          Cintas Corp ..................................     33,156
       1,300          H & R Block, Inc .............................     56,095
         200          Regis Corp ...................................      6,420
         300        * Weight Watchers International, Inc ...........     12,480
                                                                    -----------
                      TOTAL PERSONAL SERVICES                           108,151
                                                                    -----------
 PRIMARY METAL INDUSTRIES--0.01%
         200          Worthington Industries, Inc ..................      2,512
                                                                    -----------
                      TOTAL PRIMARY METAL INDUSTRIES                      2,512
                                                                    -----------

                       SEE NOTES TO FINANCIAL STATEMENTS

70  TIAA-CREF Institutional Mutual Funds  2003 ANNUAL REPORT

     Statement of Investments - INSTITUTIONAL LARGE-CAP GROWTH INDEX FUND -
                               September 30, 2003
--------------------------------------------------------------------------------

    SHARES                                                             VALUE
    ------                                                            -------
 PRINTING AND PUBLISHING--0.51%
         200          Belo Corp (Class A) ..........................$     4,850
         300          Dow Jones & Co, Inc ..........................     14,205
         400          Harte-Hanks, Inc .............................      7,376
         100          Knight Ridder, Inc ...........................      6,670
       1,200          McGraw-Hill Cos, Inc .........................     74,556
         100          Meredith Corp ................................      4,617
         700          New York Times Co (Class A) ..................     30,422
         200          Scripps (E.W.) Co (Class A) ..................     17,020
         200          Tribune Co ...................................      9,180
         400          Wiley (John) & Sons, Inc (Class A) ...........     10,396
                                                                    -----------
                      TOTAL PRINTING AND PUBLISHING                     179,292
                                                                    -----------
 REAL ESTATE--0.02%
         200          St. Joe Co ...................................      6,416
                                                                    -----------
                      TOTAL REAL ESTATE                                   6,416
                                                                    -----------
RUBBER AND MISCELLANEOUS PLASTICS PRODUCTS--0.30%
       1,200          Nike, Inc (Class B) ..........................     72,984
         100          Reebok International Ltd .....................      3,343
         600        * Sealed Air Corp ..............................     28,338
                                                                    -----------
                      TOTAL RUBBER AND MISCELLANEOUS PLASTICS PRODUCTS  104,665
                                                                    -----------
 SECURITY AND COMMODITY BROKERS--0.86%
         100          A.G. Edwards, Inc ............................      3,841
       1,700        * Ameritrade Holding Corp ......................     19,125
         100          Blackrock, Inc ...............................      4,900
       7,500          Charles Schwab Corp ..........................     89,325
       1,200        * E*trade Group, Inc ...........................     11,112
         500          Eaton Vance Corp .............................     16,740
         500          Federated Investors, Inc (Class B) ...........     13,850
         500          Investors Financial Services Corp ............     15,700
         100          LaBranche & Co, Inc ..........................      1,460
         400          Legg Mason, Inc ..............................     28,880
         600          Morgan Stanley ...............................     30,276
         300          Neuberger Berman, Inc ........................     12,561
         100          Nuveen Investments, Inc ......................      2,750
         500          SEI Investments Co ...........................     16,250
         500          T Rowe Price Group, Inc ......................     20,630
         500          Waddell & Reed Financial, Inc (Class A) ......     11,785
                                                                    -----------
                      TOTAL SECURITY AND COMMODITY BROKERS              299,185
                                                                    -----------
 STONE, CLAY, AND GLASS PRODUCTS--0.13%
       4,900        * Corning, Inc .................................     46,158
                                                                    -----------
                      TOTAL STONE, CLAY, AND GLASS PRODUCTS              46,158
                                                                    -----------
 TEXTILE MILL PRODUCTS--0.02%
         100        * Mohawk Industries, Inc .......................      7,132
                                                                    -----------
                      TOTAL TEXTILE MILL PRODUCTS                         7,132
                                                                    -----------
 TOBACCO PRODUCTS--0.43%
       3,400          Altria Group, Inc ............................    148,920
                                                                    -----------
                      TOTAL TOBACCO PRODUCTS                            148,920
                                                                    -----------
 TRANSPORTATION BY AIR--0.40%
         800          FedEx Corp ...................................     51,544
         400        * JetBlue Airways Corp .........................     24,388
       3,600          Southwest Airlines Co ........................     63,720
                                                                    -----------
                      TOTAL TRANSPORTATION BY AIR                       139,652
                                                                    -----------
 TRANSPORTATION EQUIPMENT--1.44%
         300          Autoliv, Inc .................................      9,051
       4,700          Boeing Co ....................................    161,351
         200          Delphi Corp ..................................      1,810
       3,100        * General Motors Corp-Hughes Electronics Corp ..     44,361
         500          Gentex Corp ..................................     17,420
       2,200          Harley-Davidson, Inc .........................    106,040
         700          Lockheed Martin Corp .........................     32,305
         200        * Navistar International Corp ..................      7,456
         200          Polaris Industries, Inc ......................     14,830
         200        * United Defense Industries, Inc ...............      5,678
       1,300          United Technologies Corp .....................    100,464
                                                                    -----------
                      TOTAL TRANSPORTATION EQUIPMENT                    500,766
                                                                    -----------
 TRANSPORTATION SERVICES--0.12%
         500          C.H. Robinson Worldwide, Inc .................     18,605
         700          Expeditors International Of Washington, Inc ..     24,087
                                                                    -----------
                      TOTAL TRANSPORTATION SERVICES                      42,692
                                                                    -----------
 TRUCKING AND WAREHOUSING--0.71%
         200        * Hunt (J.B.) Transport Services, Inc ..........      5,204
         200        * Swift Transportation Co, Inc .................      4,538
       3,700          United Parcel Service, Inc (Class B) .........    236,060
         100          Werner Enterprises, Inc ......................      2,291
                                                                    -----------
                      TOTAL TRUCKING AND WAREHOUSING                    248,093
                                                                    -----------
 WHOLESALE TRADE-DURABLE GOODS--3.15%
         100        * Arrow Electronics, Inc .......................      1,839
         400          CDW Corp .....................................     23,096
      21,200          Johnson & Johnson ............................  1,049,824
         400        * Patterson Dental Co ..........................     23,032
                                                                    -----------
                      TOTAL WHOLESALE TRADE-DURABLE GOODS             1,097,791
                                                                    -----------
 WHOLESALE TRADE-NONDURABLE GOODS--1.20%
         400          AmerisourceBergen Corp .......................     21,620
       3,200          Cardinal Health, Inc .........................    186,848
         200        * Endo Pharmaceuticals Holdings, Inc ...........      4,090
         200        * Henry Schein, Inc ............................     11,340
       1,100          McKesson Corp ................................     36,619
         200        * Performance Food Group Co ....................      8,143
       4,600          Sysco Corp ...................................    150,466
                                                                    -----------
                      TOTAL WHOLESALE TRADE-NONDURABLE GOODS            419,126
                                                                    -----------
                      TOTAL COMMON STOCK
                       (COST $29,916,972)                            35,040,297
                                                                    -----------
                      TOTAL PORTFOLIO--100.56%
                       (COST $29,916,972)                            35,040,297
                      OTHER ASSETS & LIABILITIES, NET--(0.56%)         (193,547)
                                                                    -----------
                      NET ASSETS--100.00%                           $34,846,750
                                                                    ===========

----------
*  Non-income producing

At September 30, 2003, the aggregate cost of portfolio investments for federal income tax purposes was $29,978,502. Net unrealized appreciation of portfolio investments aggregated $5,061,795 of which $5,670,133 related to appreciated portfolio investments and $608,338 related to depreciated portfolio investments.


                        SEE NOTES TO FINANCIAL STATEMENTS

                    2003 ANNUAL REPORT  TIAA-CREF Institutional Mutual Funds  71

     Statement of Investments - INSTITUTIONAL LARGE-CAP VALUE INDEX FUND -
                               September 30, 2003
--------------------------------------------------------------------------------

                              Summary by Industry

                                                             VALUE           %
--------------------------------------------------------------------------------
COMMON STOCK:
Amusement and Recreation Services .....................  $    38,129       0.04%
Apparel and Accessory Stores ..........................      216,511       0.24
Apparel and Other Textile Products ....................      214,436       0.24
Auto Repair, Services and Parking .....................       31,666       0.04
Automotive Dealers and Service Stations ...............       63,230       0.07
Business Services .....................................    2,809,393       3.15
Chemicals and Allied Products .........................    6,058,942       6.78
Coal Mining ...........................................       18,508       0.02
Communications ........................................    7,350,522       8.23
Depository Institutions ...............................   18,273,010      20.46
Eating and Drinking Places ............................      654,577       0.73
Electric, Gas, and Sanitary Services ..................    6,080,524       6.81
Electronic and Other Electric Equipment ...............    1,687,610       1.89
Engineering and Management Services ...................      267,962       0.30
Fabricated Metal Products .............................      555,059       0.62
Food and Kindred Products .............................    2,043,816       2.29
Food Stores ...........................................      583,960       0.65
Forestry ..............................................      238,067       0.27
Furniture and Fixtures ................................      439,384       0.49
Furniture and Homefurnishings Stores ..................       39,968       0.05
General Building Contractors ..........................      380,961       0.43
General Merchandise Stores ............................      859,462       0.96
Health Services .......................................      271,853       0.30
Holding and Other Investment Offices ..................    3,944,847       4.42
Hotels and Other Lodging Places .......................      313,621       0.35
Industrial Machinery and Equipment ....................    4,325,972       4.84
Instruments and Related Products ......................      814,564       0.91
Insurance Agents, Brokers and Service .................      171,526       0.19
Insurance Carriers ....................................    5,808,313       6.50
Lumber and Wood Products ..............................      144,643       0.16
Metal Mining ..........................................      137,825       0.15
Miscellaneous Manufacturing Industries ................       64,960       0.07
Miscellaneous Retail ..................................      447,212       0.50
Motion Pictures .......................................      925,697       1.04
Nondepository Institutions ............................    1,344,651       1.51
Nonmetallic Minerals, Except Fuels ....................       66,570       0.07
Oil and Gas Extraction ................................    1,691,040       1.89
Paper and Allied Products .............................    1,084,783       1.21
Personal Services .....................................       38,336       0.04
Petroleum and Coal Products ...........................    7,107,999       7.96
Primary Metal Industries ..............................      618,679       0.69
Printing and Publishing ...............................      968,367       1.09
Railroad Transportation ...............................      731,067       0.82
Real Estate ...........................................       75,772       0.09
Rubber and Miscellaneous Plastics Products ............       49,006       0.06
Security and Commodity Brokers ........................    3,136,177       3.51
Stone, Clay, and Glass Products .......................      170,518       0.19
Textile Mill Products .................................       45,003       0.05
Tobacco Products ......................................    1,463,218       1.64
Transportation By Air .................................      336,922       0.38
Transportation Equipment ..............................    3,115,549       3.49
Transportation Services ...............................       53,102       0.06
Trucking and Warehousing ..............................       60,217       0.07
Wholesale Trade-Durable Goods .........................      331,747       0.37
Wholesale Trade-Nondurable Goods ......................      279,504       0.31
                                                         -----------     ------
TOTAL COMMON STOCK (COST $77,015,214) .................   89,044,957      99.69
                                                         -----------     ------

TOTAL PORTFOLIO (COST $77,015,214) ....................   89,044,957      99.69
OTHER ASSETS & LIABILITIES, NET .......................      281,037       0.31
                                                         -----------     ------
NET ASSETS ............................................  $89,325,994     100.00%
                                                         ===========     ======


    SHARES                                                             VALUE
    ------                                                            -------
COMMON STOCK--99.69%
 AMUSEMENT AND RECREATION SERVICES--0.04%
         771          Harrah's Entertainment, Inc ..................$    32,467
         129          International Speedway Corp (Class A) ........      5,662
                                                                    -----------
                      TOTAL AMUSEMENT AND RECREATION SERVICES            38,129
                                                                    -----------
 APPAREL AND ACCESSORY STORES--0.24%
         100          Claire's Stores, Inc .........................      3,346
       2,644          Foot Locker, Inc .............................     42,833
       8,222          Limited Brands, Inc ..........................    123,988
       1,771          Nordstrom, Inc ...............................     43,939
          69          Talbots, Inc .................................      2,405
                                                                    -----------
                      TOTAL APPAREL AND ACCESSORY STORES                216,511
                                                                    -----------
 APPAREL AND OTHER TEXTILE PRODUCTS--0.24%
       2,234          Jones Apparel Group, Inc .....................     66,864
       1,996          Liz Claiborne, Inc ...........................     67,964
         750          Polo Ralph Lauren Corp .......................     20,115
       1,529          VF Corp ......................................     59,493
                                                                    -----------
                      TOTAL APPAREL AND OTHER TEXTILE PRODUCTS          214,436
                                                                    -----------
 AUTO REPAIR, SERVICES AND PARKING--0.04%
       1,080          Ryder System, Inc ............................     31,666
                                                                    -----------
                      TOTAL AUTO REPAIR, SERVICES AND PARKING            31,666
                                                                    -----------
 AUTOMOTIVE DEALERS AND SERVICE STATIONS--0.07%
       3,238        * Autonation, Inc ..............................     56,795
         175        * O'Reilly Automotive, Inc .....................      6,435
                                                                    -----------
                      TOTAL AUTOMOTIVE DEALERS AND SERVICE STATIONS      63,230
                                                                    -----------
 BUSINESS SERVICES--3.15%
       6,762        * 3Com Corp ....................................     39,896
         394        * Acxiom Corp ..................................      6,209
         259        * Affiliated Computer Services, Inc (Class A) ..     12,611
      81,147        * AOL Time Warner, Inc .........................  1,226,131
       1,966          Autodesk, Inc ................................     33,461
         623          Automatic Data Processing, Inc ...............     22,335
         200        * Bisys Group, Inc .............................      2,630
         402        * BMC Software, Inc ............................      5,600
       1,903        * Brocade Communications Systems, Inc ..........      9,934
       3,705        * Cadence Design Systems, Inc ..................     49,647
      14,602        * Cendant Corp .................................    272,911
       1,108        * Ceridian Corp ................................     20,631
         635        * Checkfree Corp ...............................     12,700
       1,871          Computer Associates International, Inc .......     48,852
       3,307        * Computer Sciences Corp .......................    124,244
       6,666        * Compuware Corp ...............................     35,730
       2,413        * Convergys Corp ...............................     44,254
       1,028          Deluxe Corp ..................................     41,264
         500        * DoubleClick, Inc .............................      5,385
         200        * DST Systems, Inc .............................      7,520
       8,389          Electronic Data Systems Corp .................    169,458
         500          Equifax, Inc .................................     11,135
         122          GTECH Holdings Corp ..........................      5,228
         667          Imation Corp .................................     21,778
         360        * Interactive Data Corp ........................      5,688
       6,850        * Interpublic Group Of Cos, Inc ................     96,722
         275        * Lamar Advertising Co .........................      8,069
          13        * Macromedia, Inc ..............................        322
         419          Manpower, Inc ................................     15,545
       1,606        * NCR Corp .....................................     50,894
         300        * Network Associates, Inc ......................      4,128
       3,839        * Novell, Inc ..................................     20,462
       3,757        * Peoplesoft, Inc ..............................     68,340
         190        * Rent-A-Center, Inc ...........................      6,137
       3,305        * Siebel Systems, Inc ..........................     32,125
      60,056        * Sun Microsystems, Inc ........................    198,785
         387        * SunGard Data Systems, Inc ....................     10,182


                       SEE NOTES TO FINANCIAL STATEMENTS

72  TIAA-CREF Institutional Mutual Funds  2003 ANNUAL REPORT

     Statement of Investments - INSTITUTIONAL LARGE-CAP VALUE INDEX FUND -
                               September 30, 2003
--------------------------------------------------------------------------------

    SHARES                                                             VALUE
    ------                                                            -------
 BUSINESS SERVICES--(CONTINUED)
       1,463        * Unisys Corp ..................................$    19,794
       1,081        * VeriSign, Inc ................................     14,561
         865          Viad Corp ....................................     20,656
         834        * WebMD Corp ...................................      7,439
                                                                    -----------
                      TOTAL BUSINESS SERVICES                         2,809,393
                                                                    -----------
 CHEMICALS AND ALLIED PRODUCTS--6.78%
       4,326          Air Products & Chemicals, Inc ................    195,103
         695          Alberto-Culver Co (Class B) ..................     40,880
         300        * Andrx Corp ...................................      5,553
         271          Avery Dennison Corp ..........................     13,691
       3,681          Avon Products, Inc ...........................    237,645
      18,086          Bristol-Myers Squibb Co ......................    464,087
       1,089          Cabot Corp ...................................     31,047
         203          Church & Dwight Co, Inc ......................      7,103
       1,288          Clorox Co ....................................     59,081
       1,081          Colgate-Palmolive Co .........................     60,417
         718        * Cytec Industries, Inc ........................     26,207
         708          Dial Corp ....................................     15,250
      15,405          Dow Chemical Co ..............................    501,279
      16,720          Du Pont (E.I.) de Nemours & Co ...............    668,967
       1,439          Eastman Chemical Co ..........................     48,207
         129          Estee Lauder Cos (Class A) ...................      4,399
       7,373          Gillette Co ..................................    235,789
       1,200        * Human Genome Sciences, Inc ...................     16,392
         792          ICN Pharmaceuticals, Inc .....................     13,591
         561        * ICOS Corp ....................................     21,498
         471          International Flavors & Fragrances, Inc ......     15,581
         694        * Invitrogen Corp ..............................     40,245
       3,233        * King Pharmaceuticals, Inc ....................     48,980
      23,467          Merck & Co, Inc ..............................  1,187,900
       2,759        * Millennium Pharmaceuticals, Inc ..............     42,461
         301        * Neurocrine Biosciences, Inc ..................     14,906
       3,256          PPG Industries, Inc ..........................    170,028
       2,103          Praxair, Inc .................................    130,281
       8,791          Procter & Gamble Co ..........................    815,981
         476        * Protein Design Labs, Inc .....................      6,597
       2,935          Rohm & Haas Co ...............................     98,176
       2,151          RPM International, Inc .......................     28,092
      27,414          Schering-Plough Corp .........................    417,789
         330        * Scotts Co (Class A) ..........................     18,051
       2,296          Sherwin-Williams Co ..........................     67,525
         721          Sigma-Aldrich Corp ...........................     37,449
         882          Valspar Corp .................................     41,145
       1,742        * Watson Pharmaceuticals, Inc ..................     72,624
       3,014          Wyeth ........................................    138,945
                                                                    -----------
                      TOTAL CHEMICALS AND ALLIED PRODUCTS             6,058,942
                                                                    -----------
 COAL MINING--0.02%
         590          Peabody Energy Corp ..........................     18,508
                                                                    -----------
                      TOTAL COAL MINING                                  18,508
                                                                    -----------
 COMMUNICATIONS--8.23%
       5,888          Alltel Corp ..................................    272,850
       1,994        * American Tower Corp (Class A) ................     20,239
      14,621          AT&T Corp ....................................    315,083
      23,133        * AT&T Wireless Services, Inc ..................    189,228
       7,095        * Avaya, Inc ...................................     77,336
      34,542          BellSouth Corp ...............................    817,955
         235        * Cablevision Systems Corp (Class A) ...........      4,254
       2,661          CenturyTel, Inc ..............................     90,181
       5,218          Clear Channel Communications, Inc ............    199,849
       9,857        * Comcast Corp .................................    304,384
      13,100        * Comcast Corp Special .........................    386,974
       2,984        * Cox Communications, Inc (Class A) ............     94,354
         288        * Cox Radio, Inc (Class A) .....................      6,299
         800        * Crown Castle International Corp ..............      7,528
          67        * Entercom Communications Corp .................      3,003
         487        * Entravision Communications Corp (Class A) ....      4,627
       1,839        * Fox Entertainment Group, Inc (Class A) .......     51,474
          40          Global Payments, Inc .........................      1,440
         600        * Hearst-Argyle Television, Inc ................     14,520
         597        * IDT Corp .....................................     10,555
       1,896        * InterActiveCorp ..............................     62,663
       9,671        * Level 3 Communications, Inc ..................     52,417
      76,929        * Lucent Technologies, Inc .....................    166,167
         813        * NTL, Inc .....................................     38,309
         500        * PanAmSat Corp ................................      7,240
      19,615        * Qwest Communications International, Inc ......     66,691
         848        * Radio One, Inc (Class D) .....................     12,177
      62,281          SBC Communications, Inc ......................  1,385,752
      16,918          Sprint Corp (FON Group) ......................    255,462
         628          Telephone & Data Systems, Inc ................     35,507
         189        * U.S. Cellular Corp ...........................      5,500
       1,462        * UnitedGlobalcom, Inc (Class A) ...............      8,933
         192        * Univision Communications, Inc (Class A) ......      6,131
      51,541          Verizon Communications, Inc ..................  1,671,990
      17,624          Viacom, Inc (Class B) ........................    674,999
       1,832        * XM Satellite Radio Holdings, Inc .............     28,451
                                                                    -----------
                      TOTAL COMMUNICATIONS                            7,350,522
                                                                    -----------
 DEPOSITORY INSTITUTIONS--20.46%
       6,529          AmSouth Bancorp ..............................    138,545
       1,279          Associated Banc-Corp .........................     48,346
       1,439          Astoria Financial Corp .......................     44,465
       1,449          Bancorpsouth, Inc ............................     31,733
      28,056          Bank Of America Corp .........................  2,189,490
       1,122          Bank Of Hawaii Corp ..........................     37,677
      11,546          Bank Of New York Co, Inc .....................    336,104
      21,342          Bank One Corp ................................    824,868
       3,024          Banknorth Group, Inc .........................     85,337
      10,473          BB&T Corp ....................................    376,085
         312        * BOK Financial Corp ...........................     11,753
         389          Capitol Federal Financial ....................     11,421
       4,284          Charter One Financial, Inc ...................    131,090
      96,529          Citigroup, Inc ...............................  4,393,035
         754          City National Corp ...........................     38,424
       2,308          Colonial Bancgroup, Inc ......................     33,328
       3,357          Comerica, Inc ................................    156,436
         100          Commerce Bancorp, Inc ........................      4,791
       1,097          Commerce Bancshares, Inc .....................     47,994
       2,360          Compass Bancshares, Inc ......................     81,609
         958          Cullen/Frost Bankers, Inc ....................     35,666
         396          Downey Financial Corp ........................     18,505
         300          First Bancorp (Puerto Rico) ..................      9,225
         880          First Midwest Bancorp, Inc ...................     26,145
       2,210          First Tennessee National Corp ................     93,837
       1,438          FirstMerit Corp ..............................     35,576
      19,653          FleetBoston Financial Corp ...................    592,538
         861          FNB Corp .....................................     29,705
       1,966          Fulton Financial Corp ........................     39,477
       2,316          Golden West Financial Corp ...................    207,305
       2,206          Greenpoint Financial Corp ....................     65,871
       2,949          Hibernia Corp (Class A) ......................     59,747
         800          Hudson City Bancorp, Inc .....................     24,672
         763          Hudson United Bancorp ........................     26,835
       4,251          Huntington Bancshares, Inc ...................     84,127
         950          IndyMac Bancorp, Inc .........................     22,012
         493          International Bancshares Corp ................     20,435
      38,071          J.P. Morgan Chase & Co .......................  1,306,977
       7,862          KeyCorp ......................................    201,031
       1,239          M & T Bank Corp ..............................    108,165

                        SEE NOTES TO FINANCIAL STATEMENTS

                    2003 ANNUAL REPORT  TIAA-CREF Institutional Mutual Funds  73

     Statement of Investments - INSTITUTIONAL LARGE-CAP VALUE INDEX FUND -
                               September 30, 2003
--------------------------------------------------------------------------------

    SHARES                                                             VALUE
    ------                                                            -------
 DEPOSITORY INSTITUTIONS--(CONTINUED)
       4,315          Marshall & Ilsley Corp .......................$   136,009
       4,665          Mellon Financial Corp ........................    140,603
       1,382          Mercantile Bankshares Corp ...................     55,280
      10,420          National City Corp ...........................    306,973
       3,805          National Commerce Financial Corp .............     94,668
         820          New York Community Bancorp, Inc ..............     25,838
       2,121          North Fork Bancorp, Inc ......................     73,705
       3,440          Northern Trust Corp ..........................    145,994
       1,196          Old National Bancorp .........................     26,731
         214          Park National Corp ...........................     23,947
         471          People's Bank ................................     14,102
       5,365          PNC Financial Services Group, Inc ............    255,267
         779          Provident Financial Group, Inc ...............     21,781
       4,230          Regions Financial Corp .......................    144,878
       1,313          Roslyn Bancorp, Inc ..........................     30,829
       1,624          Sky Financial Group, Inc .....................     36,556
       5,675          SouthTrust Corp ..............................    166,788
       5,456          Sovereign Bancorp, Inc .......................    101,209
       5,626          State Street Corp ............................    253,170
       4,689          SunTrust Banks, Inc ..........................    283,075
         502          Synovus Financial Corp .......................     12,545
         560          TCF Financial Corp ...........................     26,852
         913          Trustmark Corp ...............................     24,770
      35,898          U.S. Bancorp .................................    861,193
       3,692          Union Planters Corp ..........................    116,815
         968          UnionBanCal Corp .............................     48,013
         673          United Bankshares, Inc .......................     20,156
       1,337          Valley National Bancorp ......................     37,222
      24,013          Wachovia Corp ................................    989,095
       1,294          Washington Federal, Inc ......................     32,622
         848          Webster Financial Corp .......................     33,818
      29,611          Wells Fargo & Co .............................  1,524,967
         455          Westamerica Bancorp ..........................     20,225
         757          Whitney Holding Corp .........................     25,738
       1,222          Wilmington Trust Corp ........................     37,589
       1,676          Zions Bancorp ................................     93,605
                                                                    -----------
                      TOTAL DEPOSITORY INSTITUTIONS                  18,273,010
                                                                    -----------
 EATING AND DRINKING PLACES--0.73%
         387          CBRL Group, Inc ..............................     13,731
         600          Darden Restaurants, Inc ......................     11,400
      23,759          McDonald's Corp ..............................    559,287
         308          Outback Steakhouse, Inc ......................     11,664
       1,811          Wendy's International, Inc ...................     58,495
                                                                    -----------
                      TOTAL EATING AND DRINKING PLACES                  654,577
                                                                    -----------
 ELECTRIC, GAS, AND SANITARY SERVICES--6.81%
       1,180          AGL Resources, Inc ...........................     33,241
       1,602          Allete, Inc ..................................     43,863
       2,025          Alliant Energy Corp ..........................     44,550
       1,899        * Allied Waste Industries, Inc .................     20,509
       2,998          Ameren Corp ..................................    128,644
       7,345          American Electric Power Co, Inc ..............    220,350
       6,640        * Calpine Corp .................................     32,470
       5,044          Centerpoint Energy, Inc ......................     46,253
       3,274          Cinergy Corp .................................    120,156
       5,271        * Citizens Communications Co ...................     59,088
       4,252          Consolidated Edison, Inc .....................    173,312
       3,074          Constellation Energy Group, Inc ..............    109,988
       6,065          Dominion Resources, Inc ......................    375,424
       2,353          DPL, Inc .....................................     40,354
       3,124          DTE Energy Co ................................    115,244
      16,857          Duke Energy Corp .............................    300,223
       1,399          Duquesne Light Holdings, Inc .................     21,601
       5,125        * Dynegy, Inc (Class A) ........................     18,450
       5,289        * Edison International .........................    101,020
      11,141          El Paso Corp .................................     81,329
       2,706          Energy East Corp .............................     60,696
       4,299          Entergy Corp .................................    232,791
       1,164          Equitable Resources, Inc .....................     47,840
       6,129          Exelon Corp ..................................    389,192
       5,231          FirstEnergy Corp .............................    166,869
       3,508          FPL Group, Inc ...............................    221,706
       1,287          Great Plains Energy, Inc .....................     39,022
         690          Hawaiian Electric Industries, Inc ............     30,036
       2,925          KeySpan Corp .................................    102,609
         337          Kinder Morgan, Inc ...........................     18,201
       1,382          MDU Resources Group, Inc .....................     46,684
       1,222          National Fuel Gas Co .........................     27,923
         819          Nicor, Inc ...................................     28,780
       4,875          NiSource, Inc ................................     97,403
       2,355          Northeast Utilities ..........................     42,202
         986          NSTAR ........................................     46,835
       1,673          OGE Energy Corp ..............................     37,793
       1,663          Oneok, Inc ...................................     33,543
         673          Peoples Energy Corp ..........................     27,849
       2,913          Pepco Holdings, Inc ..........................     50,337
       7,609        * PG&E Corp ....................................    181,855
       1,272          Philadelphia Suburban Corp ...................     30,630
         585          Piedmont Natural Gas Co, Inc .................     22,815
       1,546          Pinnacle West Capital Corp ...................     54,883
       3,355          PPL Corp .....................................    137,387
       4,085          Progress Energy, Inc .........................    181,619
       4,300          Public Service Enterprise Group, Inc .........    180,600
       1,745          Puget Energy, Inc ............................     39,140
       1,537          Questar Corp .................................     47,355
       5,003        * Reliant Resources, Inc .......................     25,615
       2,826          Republic Services, Inc .......................     63,981
       2,061          SCANA Corp ...................................     70,589
       3,398          Sempra Energy ................................     99,765
      13,521          Southern Co ..................................    396,436
       3,282          TECO Energy, Inc .............................     45,357
         284          Texas Genco Holdings, Inc ....................      6,759
       5,993          TXU Corp .....................................    141,195
         788          UGI Corp .....................................     22,797
       1,475          Vectren Corp .................................     34,840
       4,905          Waste Management, Inc ........................    128,364
         334          Western Gas Resources, Inc ...................     12,692
         912          WGL Holdings, Inc ............................     25,153
       9,627          Williams Cos, Inc ............................     90,686
       2,162          Wisconsin Energy Corp ........................     66,092
         603          WPS Resources Corp ...........................     24,844
       7,414          Xcel Energy, Inc .............................    114,695
                                                                    -----------
                      TOTAL ELECTRIC, GAS, AND SANITARY SERVICES      6,080,524
                                                                    -----------
 ELECTRONIC AND OTHER ELECTRIC EQUIPMENT--1.89%
       8,300        * ADC Telecommunications, Inc ..................     19,339
         950        * Advanced Fibre Communications, Inc ...........     19,922
       4,173        * Advanced Micro Devices, Inc ..................     46,362
       3,078          American Power Conversion Corp ...............     52,757
         327          Ametek, Inc ..................................     14,015
       3,134        * Applied Micro Circuits Corp ..................     15,263
       4,235        * Atmel Corp ...................................     16,982
         984          AVX Corp .....................................     13,471
       3,951        * CIENA Corp ...................................     23,350
       1,404        * Comverse Technology, Inc .....................     21,004
         979        * Cypress Semiconductor Corp ...................     17,309
       6,660          Emerson Electric Co ..........................    350,649
       1,095        * Energizer Holdings, Inc ......................     40,263
       1,028        * Fairchild Semiconductor International, Inc ...     17,044
       3,483        * Gemstar-TV Guide International, Inc ..........     16,475
         855          Harris Corp ..................................     30,600

                       SEE NOTES TO FINANCIAL STATEMENTS

74  TIAA-CREF Institutional Mutual Funds  2003 ANNUAL REPORT

     Statement of Investments - INSTITUTIONAL LARGE-CAP VALUE INDEX FUND -
                               September 30, 2003
--------------------------------------------------------------------------------

    SHARES                                                             VALUE
    ------                                                            -------
ELECTRONIC AND OTHER ELECTRIC EQUIPMENT--(CONTINUED)
         928          Hubbell, Inc (Class B) .......................$    33,863
       1,161        * Integrated Device Technology, Inc ............     14,420
         615        * International Rectifier Corp .................     23,026
       1,400          Intersil Corp (Class A) ......................     33,320
         319        * Jabil Circuit, Inc ...........................      8,310
         678        * L-3 Communications Holdings, Inc .............     29,324
       4,167        * LSI Logic Corp ...............................     37,461
       5,681        * Micron Technology, Inc .......................     76,239
         272          Molex, Inc ...................................      7,776
      25,449          Motorola, Inc ................................    304,625
         516        * National Semiconductor Corp ..................     16,662
         521        * Novellus Systems, Inc ........................     17,584
       1,111        * Polycom, Inc .................................     18,454
       1,632          Rockwell Collins, Inc ........................     41,208
       5,255        * Sanmina-SCI Corp .............................     50,974
       2,610          Scientific-Atlanta, Inc ......................     81,302
      16,514        * Sirius Satellite Radio, Inc ..................     30,221
       4,587        * Tellabs, Inc .................................     31,146
       2,970        * Vishay Intertechnology, Inc ..................     52,034
         957          Whirlpool Corp ...............................     64,856
                                                                    -----------
                      TOTAL ELECTRONIC AND OTHER ELECTRIC EQUIPMENT   1,687,610
                                                                    -----------
 ENGINEERING AND MANAGEMENT SERVICES--0.30%
       2,139        * BearingPoint, Inc ............................     17,069
       1,425          Fluor Corp ...................................     53,195
         756          Halliburton Co ...............................     18,333
         128        * Jacobs Engineering Group, Inc ................      5,773
       4,861          Monsanto Co ..................................    116,372
       5,577          Servicemaster Co .............................     57,220
                                                                    -----------
                      TOTAL ENGINEERING AND MANAGEMENT SERVICES         267,962
                                                                    -----------
 FABRICATED METAL PRODUCTS--0.62%
         159        * Alliant Techsystems, Inc .....................      7,640
         162          Ball Corp ....................................      8,748
         968          Crane Co .....................................     22,661
         136          Danaher Corp .................................     10,045
       2,702          Fortune Brands, Inc ..........................    153,339
         765          Harsco Corp ..................................     29,430
       1,664          Illinois Tool Works, Inc .....................    110,257
       5,991          Masco Corp ...................................    146,660
       1,086          Snap-On, Inc .................................     30,028
       1,228          Stanley Works ................................     36,251
                                                                    -----------
                      TOTAL FABRICATED METAL PRODUCTS                   555,059
                                                                    -----------
 FOOD AND KINDRED PRODUCTS--2.29%
       9,647          Archer Daniels Midland Co ....................    126,472
       2,325          Campbell Soup Co .............................     61,613
       5,958          Coca-Cola Co .................................    255,956
       3,046          Coca-Cola Enterprises, Inc ...................     58,057
       9,986          Conagra Foods, Inc ...........................    212,103
       1,338        * Constellation Brands, Inc (Class A) ..........     40,796
         480          Coors (Adolph) Co (Class B) ..................     25,805
       2,509        * Dean Foods Co ................................     77,854
       1,828        * Del Monte Foods Co ...........................     15,922
       3,440          General Mills, Inc ...........................    161,921
       3,810          H.J. Heinz Co ................................    130,607
         731          Hershey Foods Corp ...........................     53,129
       1,382          Hormel Foods Corp ............................     31,758
         926          J.M. Smucker Co ..............................     39,040
       2,328          Kellogg Co ...................................     77,639
       5,119          Kraft Foods, Inc (Class A) ...................    151,011
         508          Lancaster Colony Corp ........................     20,203
         903          McCormick & Co, Inc (Non-Vote) ...............     24,760
         515          Pepsi Bottling Group, Inc ....................     10,599
       1,093          PepsiAmericas Inc ............................     15,838
       3,742          PepsiCo, Inc .................................    171,496
       8,541          Sara Lee Corp ................................    156,813
       1,543        * Smithfield Foods, Inc ........................     29,626
         381          Tootsie Roll Industries, Inc .................     11,811
       3,881          Tyson Foods, Inc (Class A) ...................     54,839
         509          Wrigley (Wm.) Jr Co ..........................     28,148
                                                                    -----------
                      TOTAL FOOD AND KINDRED PRODUCTS                 2,043,816
                                                                    -----------
 FOOD STORES--0.65%
       6,316          Albertson's, Inc .............................    129,920
      14,032        * Kroger Co ....................................    250,752
       8,208        * Safeway, Inc .................................    188,292
       1,554          Winn-Dixie Stores, Inc .......................     14,996
                                                                    -----------
                      TOTAL FOOD STORES                                 583,960
                                                                    -----------
 FORESTRY--0.27%
       4,073          Weyerhaeuser Co ..............................    238,067
                                                                    -----------
                      TOTAL FORESTRY                                    238,067
                                                                    -----------
 FURNITURE AND FIXTURES--0.49%
         611          Ethan Allen Interiors, Inc ...................     21,996
         862        * Furniture Brands International, Inc ..........     20,774
         629          Hillenbrand Industries, Inc ..................     35,488
         629          HON Industries, Inc ..........................     23,248
       1,658          Johnson Controls, Inc ........................    156,847
         993          La-Z-Boy, Inc ................................     22,045
       1,165        * Lear Corp ....................................     61,326
       2,256          Leggett & Platt, Inc .........................     48,797
       1,820          Newell Rubbermaid, Inc .......................     39,439
         800          Steelcase, Inc (Class A) .....................      9,424
                                                                    -----------
                      TOTAL FURNITURE AND FIXTURES                      439,384
                                                                    -----------
 FURNITURE AND HOMEFURNISHINGS STORES--0.05%
       3,457          Circuit City Stores, Inc (Circuit City Group)      32,945
         365          Pier 1 Imports, Inc ..........................      7,023
                                                                    -----------
                      TOTAL FURNITURE AND HOMEFURNISHINGS STORES         39,968
                                                                    -----------
 GENERAL BUILDING CONTRACTORS--0.43%
         750          Centex Corp ..................................     58,410
       1,865          D.R. Horton, Inc .............................     60,986
         191        * Hovnanian Enterprises, Inc (Class A) .........     12,295
         744          KB Home ......................................     44,387
         130          Lennar Corp ..................................      9,747
         737          Lennar Corp (Class A) ........................     57,331
         321          MDC Holdings, Inc ............................     17,334
         905          Pulte Homes, Inc .............................     61,549
         466          Ryland Group, Inc ............................     34,069
         817        * Toll Brothers, Inc ...........................     24,853
                                                                    -----------
                      TOTAL GENERAL BUILDING CONTRACTORS                380,961
                                                                    -----------
 GENERAL MERCHANDISE STORES--0.96%
       1,177        * Big Lots, Inc ................................     18,608
       5,333        * Costco Wholesale Corp ........................    165,750
       3,583          Federated Department Stores, Inc .............    150,128
       5,045          J.C. Penney Co, Inc ..........................    107,812
       5,364          May Department Stores Co .....................    132,115
         667        * Neiman Marcus Group, Inc (Class A) ...........     27,814
       2,349        * Saks, Inc ....................................     27,084
       5,263          Sears Roebuck & Co ...........................    230,151
                                                                    -----------
                      TOTAL GENERAL MERCHANDISE STORES                  859,462
                                                                    -----------
 HEALTH SERVICES--0.30%

         488        * Community Health Systems, Inc ................     10,590
       1,907          HCA, Inc .....................................     70,292
         217        * Laboratory Corp Of America Holdings ..........      6,228
       1,384          Manor Care, Inc ..............................     41,520
         373        * Renal Care Group, Inc ........................     12,738
       7,132        * Tenet Healthcare Corp ........................    103,271
         773        * Triad Hospitals, Inc .........................     23,406
          77        * Universal Health Services, Inc (Class B) .....      3,808
                                                                    -----------
                      TOTAL HEALTH SERVICES                             271,853
                                                                    -----------

                        SEE NOTES TO FINANCIAL STATEMENTS

                    2003 ANNUAL REPORT  TIAA-CREF Institutional Mutual Funds  75

     Statement of Investments - INSTITUTIONAL LARGE-CAP VALUE INDEX FUND -
                               September 30, 2003
--------------------------------------------------------------------------------

    SHARES                                                             VALUE
    ------                                                            -------
 HOLDING AND OTHER INVESTMENT OFFICES--4.42%
       2,104          Allied Capital Corp ..........................$    51,737
       1,402          AMB Property Corp ............................     43,196
       1,748          Annaly Mortgage Management, Inc ..............     28,702
       1,745          Apartment Investment & Management Co (Class A)     68,683
       3,387          Archstone-Smith Trust ........................     89,349
       1,055          Arden Realty, Inc ............................     29,456
       1,145          AvalonBay Communities, Inc ...................     53,586
       1,290          Boston Properties, Inc .......................     56,076
         860          BRE Properties, Inc (Class A) ................     28,363
         627          Camden Property Trust ........................     24,096
         967          CarrAmerica Realty Corp ......................     28,865
         391          CBL & Associates Properties, Inc .............     19,511
         436          Centerpoint Properties Trust .................     29,696
         469          Chelsea Property Group, Inc ..................     22,465
         469          Cousins Properties, Inc ......................     13,015
       1,455          Crescent Real Estate Equities Co .............     21,098
          10          Cross Timbers Royalty Trust ..................        210
       1,404          Developers Diversified Realty Corp ...........     41,937
       2,558          Duke Realty Corp .............................     74,694
       7,488          Equity Office Properties Trust ...............    206,145
       5,068          Equity Residential ...........................    148,391
         813          Federal Realty Investment Trust ..............     29,967
         200          Friedman Billings Ramsey Group, Inc ..........      3,450
       1,269          General Growth Properties, Inc ...............     90,987
       1,134          Health Care Property Investors, Inc ..........     52,958
         791          Healthcare Realty Trust, Inc .................     25,296
       1,089          Hospitality Properties Trust .................     38,202
       5,265        * Host Marriott Corp ...........................     56,493
       2,677          HRPT Properties Trust ........................     24,468
         908          Independence Community Bank Corp .............     31,716
      13,604          iShares Russell 1000 Value Index Fund ........    699,382
       1,845          iStar Financial, Inc .........................     71,863
       1,713          Kimco Realty Corp ............................     70,182
       1,458          Liberty Property Trust .......................     53,917
         976          Macerich Co ..................................     36,844
       1,072          Mack-Cali Realty Corp ........................     42,022
         442          Mills Corp ...................................     17,393
       1,805          New Plan Excel Realty Trust ..................     42,057
         745          Pan Pacific Retail Properties, Inc ...........     32,035
       3,402          Plum Creek Timber Co, Inc ....................     86,547
       1,741          Popular, Inc .................................     69,292
       3,036          Prologis .....................................     91,839
       1,854          Public Storage, Inc ..........................     72,732
         660          Realty Income Corp ...........................     26,169
         486          Regency Centers Corp .........................     17,909
       1,436          Rouse Co .....................................     59,881
         882          Shurgard Storage Centers, Inc (Class A) ......     31,135
       2,443          Simon Property Group, Inc ....................    106,466
       1,117          Thornburg Mortgage, Inc ......................     28,294
       1,516          Trizec Properties, Inc .......................     18,586
       2,089          United Dominion Realty Trust, Inc ............     38,250
       1,492          Vornado Realty Trust .........................     71,676
      17,503          Washington Mutual, Inc .......................    689,093
         855          Weingarten Realty Investors ..................     38,475
                                                                    -----------
                      TOTAL HOLDING AND OTHER INVESTMENT OFFICES      3,944,847
                                                                    -----------
 HOTELS AND OTHER LODGING PLACES--0.35%
       3,207          Hilton Hotels Corp ...........................     52,018
         394          Mandalay Resort Group ........................     15,606
       1,591          Marriott International, Inc (Class A) ........     68,461
         871        * MGM Mirage ...................................     31,835
       5,342        * Park Place Entertainment Corp ................     48,131
       2,647          Starwood Hotels & Resorts Worldwide, Inc .....     92,116
         300        * Wynn Resorts Ltd .............................      5,454
                                                                    -----------
                      TOTAL HOTELS AND OTHER LODGING PLACES             313,621
                                                                    -----------
 INDUSTRIAL MACHINERY AND EQUIPMENT--4.84%
       1,658          3M Co ........................................    114,518
       1,325        * AGCO Corp ....................................     22,711
       6,799        * Apple Computer, Inc ..........................    140,263
         200        * Avocent Corp .................................      6,058
       1,440          Baker Hughes, Inc ............................     42,610
       6,505          Caterpillar, Inc .............................    447,804
          77        * Cooper Cameron Corp ..........................      3,558
         644          Cummins, Inc .................................     28,613
       4,451          Deere & Co ...................................    237,283
       1,343          Diebold, Inc .................................     68,023
          95          Donaldson Co, Inc ............................      5,121
       3,050          Dover Corp ...................................    107,879
       1,384          Eaton Corp ...................................    122,650
         438        * Emulex Corp ..................................     11,156
         100        * Grant Prideco, Inc ...........................      1,019
      57,261          Hewlett-Packard Co ...........................  1,108,573
      15,184          International Business Machines Corp .........  1,341,203
         104          ITT Industries, Inc ..........................      6,223
       2,312        * Maxtor Corp ..................................     28,137
         641        * National-Oilwell, Inc ........................     11,628
         401          Pall Corp ....................................      8,998
       2,197          Parker Hannifin Corp .........................     98,206
         814          Pentair, Inc .................................     32,454
       1,424          Pitney Bowes, Inc ............................     54,568
         321        * Smith International, Inc .....................     11,550
       8,078        * Solectron Corp ...............................     47,256
       1,197        * SPX Corp .....................................     54,200
       1,209        * Storage Technology Corp ......................     29,185
         547          Symbol Technologies, Inc .....................      6,537
         551          Timken Co ....................................      8,397
      11,656        * Xerox Corp ...................................    119,591
                                                                    -----------
                      TOTAL INDUSTRIAL MACHINERY AND EQUIPMENT        4,325,972
                                                                    -----------
 INSTRUMENTS AND RELATED PRODUCTS--0.91%
       8,307        * Agilent Technologies, Inc ....................    183,668
         591          Applera Corp (Applied Biosystems Group) ......     13,185
         101          Bard (C.R.), Inc .............................      7,171
         923          Bausch & Lomb, Inc ...........................     40,750
         976          Becton Dickinson & Co ........................     35,253
       5,327          Eastman Kodak Co .............................    111,547
       1,211          PerkinElmer, Inc .............................     18,540
       7,634          Raytheon Co ..................................    213,752
       3,077          Rockwell Automation, Inc .....................     80,771
          72        * Steris Corp ..................................      1,657
       1,149          Tektronix, Inc ...............................     28,438
         648          Teleflex, Inc ................................     28,143
       2,382        * Thermo Electron Corp .........................     51,689
                                                                    -----------
                      TOTAL INSTRUMENTS AND RELATED PRODUCTS            814,564
                                                                    -----------
 INSURANCE AGENTS, BROKERS AND SERVICE--0.19%
       4,737          AON Corp .....................................     98,766
       2,806        * Medco Health Solutions, Inc ..................     72,760
                                                                    -----------
                      TOTAL INSURANCE AGENTS, BROKERS AND SERVICE       171,526
                                                                    -----------
 INSURANCE CARRIERS--6.50%
       1,629          Aetna, Inc ...................................     99,418
       3,484          Aflac, Inc ...................................    112,533
          67        * Alleghany Corp ...............................     13,082
      13,190          Allstate Corp ................................    481,831
       1,432          Ambac Financial Group, Inc ...................     91,648
         656          American Financial Group, Inc ................     14,268
      21,115          American International Group, Inc ............  1,218,336
         202          American National Insurance Co ...............     17,180
       1,561        * Anthem, Inc ..................................    111,346
       1,159          Berkley (W.R.) Corp ..........................     39,707
       3,546          Chubb Corp ...................................    230,064

                       SEE NOTES TO FINANCIAL STATEMENTS

76  TIAA-CREF Institutional Mutual Funds  2003 ANNUAL REPORT

     Statement of Investments - INSTITUTIONAL LARGE-CAP VALUE INDEX FUND -
                               September 30, 2003
--------------------------------------------------------------------------------

    SHARES                                                             VALUE
    ------                                                            -------
 INSURANCE CARRIERS--(CONTINUED)
       2,607          Cigna Corp ...................................$   116,403
       2,538          Cincinnati Financial Corp ....................    101,418
         429        * CNA Financial Corp ...........................      9,018
         448          Erie Indemnity Co (Class A) ..................     17,427
       2,334          Fidelity National Financial, Inc .............     70,160
       1,266          First American Corp ..........................     31,523
       5,353          Hartford Financial Services Group, Inc .......    281,728
         718          HCC Insurance Holdings, Inc ..................     20,879
         605        * Health Net, Inc ..............................     19,160
       3,004        * Humana, Inc ..................................     54,222
       2,642          Jefferson-Pilot Corp .........................    117,252
       5,474          John Hancock Financial Services, Inc .........    185,021
         751          Leucadia National Corp .......................     28,425
       3,301          Lincoln National Corp ........................    116,789
       2,421          Loews Corp ...................................     97,736
         100        * Markel Corp ..................................     26,700
       2,776          MBIA, Inc ....................................    152,597
         497          Mercury General Corp .........................     22,256
       6,422          MetLife, Inc .................................    180,137
       1,347          MGIC Investment Corp .........................     70,138
         819          MONY Group, Inc ..............................     26,658
       1,044          Nationwide Financial Services, Inc (Class A) .     32,719
         300          Odyssey Re Holdings Corp .....................      6,174
       2,261          Old Republic International Corp ..............     74,816
         652        * Pacificare Health Systems, Inc ...............     31,818
       1,662          PMI Group, Inc ...............................     56,093
       5,499          Principal Financial Group ....................    170,414
       1,179          Protective Life Corp .........................     35,193
      10,359          Prudential Financial, Inc ....................    387,012
       1,584          Radian Group, Inc ............................     70,330
         371          Reinsurance Group Of America, Inc ............     15,118
       2,417          Safeco Corp ..................................     85,223
       3,911          St. Paul Cos, Inc ............................    144,824
         544          Stancorp Financial Group, Inc ................     31,253
       2,159          Torchmark Corp ...............................     87,742
         371          Transatlantic Holdings, Inc ..................     26,386
      15,694          Travelers Property Casualty Corp (Class B) ...    249,221
         865          Unitrin, Inc .................................     26,348
       5,351          UnumProvident Corp ...........................     79,034
         359        * WellChoice, Inc ..............................     10,817
         165        * Wellpoint Health Networks, Inc ...............     12,718
                                                                    -----------
                      TOTAL INSURANCE CARRIERS                        5,808,313
                                                                    -----------
 LUMBER AND WOOD PRODUCTS--0.16%
       4,654          Georgia-Pacific Corp .........................    112,813
         784          Rayonier, Inc ................................     31,830
                                                                    -----------
                      TOTAL LUMBER AND WOOD PRODUCTS                    144,643
                                                                    -----------
 METAL MINING--0.15%
       2,495          Newmont Mining Corp ..........................     97,530
         861        * Phelps Dodge Corp ............................     40,295
                                                                    -----------
                      TOTAL METAL MINING                                137,825
                                                                    -----------
 MISCELLANEOUS MANUFACTURING INDUSTRIES--0.07%
         611          Blyth, Inc ...................................     16,485
       2,595          Hasbro, Inc ..................................     48,475
                                                                    -----------
                      TOTAL MISCELLANEOUS MANUFACTURING INDUSTRIES       64,960
                                                                    -----------
 MISCELLANEOUS RETAIL--0.50%
         693        * Barnes & Noble, Inc ..........................     17,609
       1,173        * Borders Group, Inc ...........................     22,193
       7,427          CVS Corp .....................................    230,683
         224          Michaels Stores, Inc .........................      9,130
          83          MSC Industrial Direct Co (Class A) ...........      1,731
       5,742        * Office Depot, Inc ............................     80,675
         751          Omnicare, Inc ................................     27,081
       2,013        * Rite Aid Corp ................................     10,387
       3,967        * Toys "R" Us, Inc .............................     47,723
                                                                    -----------
                      TOTAL MISCELLANEOUS RETAIL                        447,212
                                                                    -----------
 MOTION PICTURES--1.04%
         476          Blockbuster, Inc (Class A) ...................      9,996
      30,629        * Liberty Media Corp (Class A) .................    305,371
       1,469        * Metro-Goldwyn-Mayer, Inc .....................     22,534
         500          Regal Entertainment Group (Class A) ..........      9,300
      28,681          Walt Disney Co ...............................    578,496
                                                                    -----------
                      TOTAL MOTION PICTURES                             925,697
                                                                    -----------
 NONDEPOSITORY INSTITUTIONS--1.51%
       1,027          American Capital Strategies Ltd ..............     25,531
       5,570          American Express Co ..........................    250,984
       1,848        * AmeriCredit Corp .............................     19,034
       1,337          Capital One Financial Corp ...................     76,262
       3,682          CIT Group, Inc ...............................    105,894
       2,291          Countrywide Financial Corp ...................    179,339
      10,084          Freddie Mac ..................................    527,897
       5,109          MBNA Corp ....................................    116,485
       2,897        * Providian Financial Corp .....................     34,156
          76          Student Loan Corp ............................      9,069
                                                                    -----------
                      TOTAL NONDEPOSITORY INSTITUTIONS                1,344,651
                                                                    -----------
 NONMETALLIC MINERALS, EXCEPT FUELS--0.07%
       1,668          Vulcan Materials Co ..........................     66,570
                                                                    -----------
                      TOTAL NONMETALLIC MINERALS, EXCEPT FUELS           66,570
                                                                    -----------
 OIL AND GAS EXTRACTION--1.89%
       2,607          Anadarko Petroleum Corp ......................    108,868
       3,005          Apache Corp ..................................    208,367
       3,734          Burlington Resources, Inc ....................    179,979
         500          Chesapeake Energy Corp .......................      5,390
       4,291          Devon Energy Corp ............................    206,783
         495          Diamond Offshore Drilling, Inc ...............      9,455
       1,770          ENSCO International, Inc .....................     47,471
         943          Helmerich & Payne, Inc .......................     24,650
       1,875          Kerr-McGee Corp ..............................     83,700
         660        * Key Energy Services, Inc .....................      6,369
       5,762          Marathon Oil Corp ............................    164,217
         423        * Newfield Exploration Co ......................     16,315
         642          Noble Energy, Inc ............................     24,589
       7,052          Occidental Petroleum Corp ....................    248,442
       1,938        * Pioneer Natural Resources Co .................     49,341
       1,152          Pogo Producing Co ............................     52,163
       1,132        * Pride International, Inc .....................     19,187
         738        * Rowan Cos, Inc ...............................     18,140
         584          Tidewater, Inc ...............................     16,527
       4,844          Unocal Corp ..................................    152,683
         515        * Varco International, Inc .....................      8,709
         454        * Westport Resources Corp ......................     10,687
       1,382          XTO Energy, Inc ..............................     29,008
                                                                    -----------
                      TOTAL OIL AND GAS EXTRACTION                    1,691,040
                                                                    -----------
 PAPER AND ALLIED PRODUCTS--1.21%
         873          Bemis Co .....................................     38,674
         723          Boise Cascade Corp ...........................     19,955
         959          Bowater, Inc .................................     40,336
       9,006          International Paper Co .......................    351,414
       6,684          Kimberly-Clark Corp ..........................    343,023
       3,726          MeadWestvaco Corp ............................     95,013
       1,095        * Packaging Corp Of America ....................     21,265
       1,340        * Pactiv Corp ..................................     27,175
       4,563        * Smurfit-Stone Container Corp .................     68,354
       1,712          Sonoco Products Co ...........................     37,578
         865          Temple-Inland, Inc ...........................     41,996
                                                                    -----------
                      TOTAL PAPER AND ALLIED PRODUCTS                 1,084,783
                                                                    -----------

                        SEE NOTES TO FINANCIAL STATEMENTS

                    2003 ANNUAL REPORT  TIAA-CREF Institutional Mutual Funds  77

     Statement of Investments - INSTITUTIONAL LARGE-CAP VALUE INDEX FUND -
                               September 30, 2003
--------------------------------------------------------------------------------

    SHARES                                                             VALUE
    ------                                                            -------
 PERSONAL SERVICES--0.04%
         400          Regis Corp ...................................$    12,840
       5,579        * Service Corp International ...................     25,496
                                                                    -----------
                      TOTAL PERSONAL SERVICES                            38,336
                                                                    -----------
 PETROLEUM AND COAL PRODUCTS--7.96%
       1,333          Amerada Hess Corp ............................     66,783
       1,269          Ashland, Inc .................................     41,687
      19,966          ChevronTexaco Corp ...........................  1,426,571
      12,721          ConocoPhillips ...............................    696,475
     125,105          ExxonMobil Corp ..............................  4,578,843
         957          Lubrizol Corp ................................     31,055
       2,358          Lyondell Chemical Co .........................     30,135
       1,418          Murphy Oil Corp ..............................     83,308
         626        * Premcor, Inc .................................     14,504
       1,425          Sunoco, Inc ..................................     57,314
       2,125          Valero Energy Corp ...........................     81,324
                                                                    -----------
                      TOTAL PETROLEUM AND COAL PRODUCTS               7,107,999
                                                                    -----------
 PRIMARY METAL INDUSTRIES--0.69%
      15,819          Alcoa, Inc ...................................    413,825
       2,136          Engelhard Corp ...............................     59,103
       1,458          Nucor Corp ...................................     66,893
         985          Precision Castparts Corp .....................     34,574
       1,931          United States Steel Corp .....................     35,492
         700          Worthington Industries, Inc ..................      8,792
                                                                    -----------
                      TOTAL PRIMARY METAL INDUSTRIES                    618,679
                                                                    -----------
 PRINTING AND PUBLISHING--1.09%
       1,326          Belo Corp (Class A) ..........................     32,156
       5,095          Gannett Co, Inc ..............................    395,168
         146          Harte-Hanks, Inc .............................      2,692
       1,314          Knight Ridder, Inc ...........................     87,644
         827          Lee Enterprises, Inc .........................     31,980
         331          McClatchy Co (Class A) .......................     19,688
         468          McGraw-Hill Cos, Inc .........................     29,077
         300          Media General, Inc (Class A) .................     18,330
         250          Meredith Corp ................................     11,543
         935          New York Times Co (Class A) ..................     40,635
       1,966          R.R. Donnelley & Sons Co .....................     48,894
       1,482          Reader's Digest Association, Inc (Class A) ...     20,733
         501        * Scholastic Corp ..............................     14,424
       3,270          Tribune Co ...................................    150,093
         761        * Valassis Communications, Inc .................     20,090
          68          Washington Post Co (Class B) .................     45,220
                                                                    -----------
                      TOTAL PRINTING AND PUBLISHING                     968,367
                                                                    -----------
 RAILROAD TRANSPORTATION--0.82%
       6,930          Burlington Northern Santa Fe Corp ............    200,069
       3,974          CSX Corp .....................................    116,240
       7,248          Norfolk Southern Corp ........................    134,088
       4,825          Union Pacific Corp ...........................    280,670
                                                                    -----------
                      TOTAL RAILROAD TRANSPORTATION                     731,067
                                                                    -----------
 REAL ESTATE--0.09%
       1,625        * Catellus Development Corp ....................     39,731
         543          Forest City Enterprises, Inc (Class A) .......     23,756
         300          LNR Property Corp ............................     12,285
                                                                    -----------
                      TOTAL REAL ESTATE                                  75,772
                                                                    -----------
 RUBBER AND MISCELLANEOUS PLASTICS PRODUCTS--0.06%
         635          Aptargroup, Inc ..............................     23,298
         769          Reebok International Ltd .....................     25,708
                                                                    -----------
                      TOTAL RUBBER AND MISCELLANEOUS PLASTICS PRODUCTS   49,006
                                                                    -----------
 SECURITY AND COMMODITY BROKERS--3.51%
       1,044          A.G. Edwards, Inc ............................     40,100
       1,842          Bear Stearns Cos, Inc ........................    137,782
       3,194        * E*trade Group, Inc ...........................     29,576
       3,154          Franklin Resources, Inc ......................    139,438
       5,392          Goldman Sachs Group, Inc .....................    452,389
       2,309        * Instinet Group, Inc ..........................     11,012
       4,450          Janus Capital Group, Inc .....................     62,167
         714          Jefferies Group, Inc .........................     20,528
         694          LaBranche & Co, Inc ..........................     10,132
         181          Legg Mason, Inc ..............................     13,068
       4,610          Lehman Brothers Holdings, Inc ................    318,459
      17,337          Merrill Lynch & Co, Inc ......................    928,050
      18,237          Morgan Stanley ...............................    920,239
          85          Neuberger Berman, Inc ........................      3,559
         731          Raymond James Financial, Inc .................     26,572
         560          T Rowe Price Group, Inc ......................     23,106
                                                                    -----------
                      TOTAL SECURITY AND COMMODITY BROKERS            3,136,177
                                                                    -----------
 STONE, CLAY, AND GLASS PRODUCTS--0.19%
      11,963        * Corning, Inc .................................    112,691
      287             Florida Rock Industries, Inc .................     14,235
         596          Lafarge North America, Inc ...................     20,741
       2,001        * Owens-Illinois, Inc ..........................     22,851
                                                                    -----------
                      TOTAL STONE, CLAY, AND GLASS PRODUCTS             170,518
                                                                    -----------
 TEXTILE MILL PRODUCTS--0.05%
         631        * Mohawk Industries, Inc .......................     45,003
                                                                    -----------
                      TOTAL TEXTILE MILL PRODUCTS                        45,003
                                                                    -----------
 TOBACCO PRODUCTS--1.64%
      29,104          Altria Group, Inc ............................  1,274,755
         743          Loews Corp (Carolina Group) ..................     17,089
       1,568          R.J. Reynolds Tobacco Holdings, Inc ..........     61,999
       3,109          UST, Inc .....................................    109,375
                                                                    -----------
                      TOTAL TOBACCO PRODUCTS                          1,463,218
                                                                    -----------
 TRANSPORTATION BY AIR--0.38%
       2,012        * Delta Air Lines, Inc .........................     26,760
       3,517          FedEx Corp ...................................    226,600
       4,721          Southwest Airlines Co ........................     83,562
                                                                    -----------
                      TOTAL TRANSPORTATION BY AIR                       336,922
                                                                    -----------
 TRANSPORTATION EQUIPMENT--3.49%
         516        * American Axle & Manufacturing Holdings, Inc ..     15,263
       1,172          ArvinMeritor, Inc ............................     20,873
         977          Autoliv, Inc .................................     29,476
       1,402          Boeing Co ....................................     48,131
       1,575          Brunswick Corp ...............................     40,446
       2,769          Dana Corp ....................................     42,726
       8,429          Delphi Corp ..................................     76,282
      32,708          Ford Motor Co ................................    352,265
       3,385          General Dynamics Corp ........................    264,233
       8,601          General Motors Corp ..........................    352,039
       8,107        * General Motors Corp-Hughes Electronics Corp ..    116,011
       3,233          Genuine Parts Co .............................    103,391
       2,186          Goodrich Corp ................................     52,989
      15,542          Honeywell International, Inc .................    409,532
       5,228          Lockheed Martin Corp .........................    241,272
         422        * Navistar International Corp ..................     15,732
       3,328          Northrop Grumman Corp ........................    286,940
       2,043          Paccar, Inc ..................................    152,592
       2,135          Textron, Inc .................................     84,226
       5,320          United Technologies Corp .....................    411,130
                                                                    -----------
                      TOTAL TRANSPORTATION EQUIPMENT                  3,115,549
                                                                    -----------
 TRANSPORTATION SERVICES--0.06%
       2,471          Sabre Holdings Corp ..........................     53,102
                                                                    -----------
                      TOTAL TRANSPORTATION SERVICES                      53,102
                                                                    -----------
 TRUCKING AND WAREHOUSING--0.07%
         915          CNF, Inc .....................................     29,326
         576        * Hunt (J.B.) Transport Services, Inc ..........     14,988
         297        * Swift Transportation Co, Inc .................      6,739

                       SEE NOTES TO FINANCIAL STATEMENTS

78  TIAA-CREF Institutional Mutual Funds  2003 ANNUAL REPORT

     Statement of Investments - INSTITUTIONAL LARGE-CAP VALUE INDEX FUND -
                               September 30, 2003
--------------------------------------------------------------------------------

    SHARES                                                             VALUE
    ------                                                            -------
TRUCKING AND WAREHOUSING--(CONTINUED)
         400          Werner Enterprises, Inc ......................$     9,164
                                                                    -----------
                      TOTAL TRUCKING AND WAREHOUSING                     60,217
                                                                    -----------
 WHOLESALE TRADE-DURABLE GOODS--0.37%
       1,602        * Apogent Technologies, Inc ....................     33,418
       1,418        * Arrow Electronics, Inc .......................     26,077
       2,222        * Avnet, Inc ...................................     36,707
         497          BorgWarner, Inc ..............................     33,721
         571          Carlisle Cos, Inc ............................     24,907
       2,719          IKON Office Solutions, Inc ...................     19,876
       1,983        * Ingram Micro, Inc (Class A) ..................     25,878
         910          Martin Marietta Materials, Inc ...............     33,170
         997        * Tech Data Corp ...............................     30,757
       1,414          W.W. Grainger, Inc ...........................     67,236
                                                                    -----------
                      TOTAL WHOLESALE TRADE-DURABLE GOODS               331,747
                                                                    -----------
 WHOLESALE TRADE-NONDURABLE GOODS--0.31%
       1,120          Airgas, Inc ..................................     19,936
         979          AmerisourceBergen Corp .......................     52,915
         603          Brown-Forman Corp (Class B) ..................     47,709
         276        * Henry Schein, Inc ............................     15,618
       2,188          McKesson Corp ................................     72,839
         275        * Performance Food Group Co ....................     11,195
       2,485          Supervalu, Inc ...............................     59,292
                                                                    -----------
                      TOTAL WHOLESALE TRADE-NONDURABLE GOODS            279,504
                                                                    -----------
                      TOTAL COMMON STOCK
                       (COST $77,015,214)                            89,044,957
                                                                    -----------
                      TOTAL PORTFOLIO--99.69%
                       (COST $77,015,214)                            89,044,957
                      OTHER ASSETS & LIABILITIES, NET--0.31%            281,037
                                                                    -----------
                      NET ASSETS--100.00%                           $89,325,994
                                                                    ===========


----------
*  Non-income producing

At September 30, 2003, the aggregate cost of portfolio investments for federal income tax purposes was $77,453,274. Net unrealized appreciation of portfolio investments aggregated $11,591,683 of which $12,637,971 related to appreciated portfolio investments and $1,046,288 related to depreciated portfolio investments.



                        SEE NOTES TO FINANCIAL STATEMENTS

                    2003 ANNUAL REPORT  TIAA-CREF Institutional Mutual Funds  79

 Statement of Investments - INSTITUTIONAL EQUITY INDEX FUND - September 30, 2003
--------------------------------------------------------------------------------

                              Summary by Industry

                                                             VALUE           %
--------------------------------------------------------------------------------
COMMON STOCK :
Agricultural Production-Crops ........................   $   194,125       0.01
Agricultural Production-Livestock ....................         4,302       0.00
Amusement and Recreation Services ....................     1,808,835       0.13
Apparel and Accessory Stores .........................     7,401,590       0.55
Apparel and Other Textile Products ...................     1,975,374       0.14
Auto Repair, Services and Parking ....................       357,590       0.03
Automotive Dealers and Service Stations ..............     2,515,171       0.19
Building Materials and Garden Supplies ...............    15,224,936       1.12
Business Services ....................................   104,639,714       7.72
Chemicals and Allied Products ........................   161,695,232      11.93
Coal Mining ..........................................       438,145       0.03
Communications .......................................    70,546,342       5.20
Depository Institutions ..............................   146,476,367      10.80
Eating and Drinking Places ...........................     9,266,012       0.68
Educational Services .................................     3,075,327       0.23
Electric, Gas, and Sanitary Services .................    47,167,380       3.48
Electronic and Other Electric Equipment ..............   112,217,243       8.28
Engineering and Management Services ..................    10,778,420       0.80
Fabricated Metal Products ............................     8,235,788       0.61
Food and Kindred Products ............................    46,077,226       3.40
Food Stores ..........................................     6,272,908       0.46
Forestry .............................................     1,654,895       0.12
Furniture and Fixtures ...............................     4,366,670       0.32
Furniture and Homefurnishings Stores .................     5,048,896       0.37
General Building Contractors .........................     4,059,521       0.30
General Merchandise Stores ...........................    35,400,362       2.61
Health Services ......................................    10,520,897       0.78
Heavy Construction, Except Building ..................       147,985       0.01
Holding and Other Investment Offices .................    31,020,623       2.29
Hotels and Other Lodging Places ......................     4,063,484       0.30
Industrial Machinery and Equipment ...................    97,726,125       7.21
Instruments and Related Products .....................    38,609,366       2.85
Insurance Agents, Brokers and Service ................     5,645,343       0.42
Insurance Carriers ...................................    62,592,721       4.62
Justice, Public Order and Safety .....................        27,280       0.00
Leather and Leather Products .........................     1,052,168       0.08
Legal Services .......................................        32,062       0.00
Lumber and Wood Products .............................     1,179,988       0.09
Metal Mining .........................................     3,023,588       0.22
Miscellaneous Manufacturing Industries ...............     2,273,040       0.17
Miscellaneous Retail .................................    16,329,263       1.20
Motion Pictures ......................................     9,444,660       0.70
Nondepository Institutions ...........................    31,217,433       2.30
Nonmetallic Minerals, Except Fuels ...................       508,306       0.04
Oil and Gas Extraction ...............................    18,412,894       1.36
Paper and Allied Products ............................     9,421,253       0.69
Personal Services ....................................     2,437,513       0.18
Petroleum and Coal Products ..........................    49,779,170       3.67
Primary Metal Industries .............................     5,919,416       0.44
Printing and Publishing ..............................    11,214,351       0.83
Railroad Transportation ..............................     5,231,440       0.39
Real Estate ..........................................       904,291       0.07
Rubber and Miscellaneous Plastics Products ...........     2,910,694       0.21
Security and Commodity Brokers .......................    27,950,791       2.06
Social Services ......................................        53,693       0.00
Special Trade Contractors ............................       412,188       0.03
Stone, Clay, and Glass Products ......................     2,528,079       0.19
Textile Mill Products ................................       589,034       0.04
Tobacco Products .....................................    13,065,478       0.96
Transportation By Air ................................     6,008,151       0.44
Transportation Equipment .............................    32,539,722       2.40
Transportation Services ..............................     1,466,438       0.11
Trucking and Warehousing .............................     5,622,290       0.41
Water Transportation .................................       373,327       0.03
Wholesale Trade-Durable Goods ........................    24,289,979       1.79
Wholesale Trade-Nondurable Goods .....................    11,103,108       0.82
                                                      --------------     ------
TOTAL COMMON STOCK (COST $1,285,412,244) ............. 1,354,546,003      99.91
                                                      --------------     ------
SHORT TERM INVESTMENT:
U.S. GOVERNMENT AND AGENCY ...........................     1,349,964       0.10
                                                      --------------     ------
TOTAL SHORT TERM INVESTMENT (COST $1,350,000) ........     1,349,964       0.10
                                                      --------------     ------

TOTAL PORTFOLIO (COST $1,286,762,244) ................ 1,355,895,967     100.01
OTHER ASSETS & LIABILITIES, NET ......................      (164,803)     (0.01)
                                                      --------------     ------
NET ASSETS ...........................................$1,355,731,164     100.00%
                                                      ==============     ======

                  --------------------------------------------

    SHARES                                                            VALUE
    ------                                                           ------
COMMON STOCK--99.91%
 AGRICULTURAL PRODUCTION-CROPS--0.01%
    400               Alico, Inc .................................. $   11,204
  5,000               Delta & Pine Land Co ........................    115,050
  2,882             * VCA Antech, Inc .............................     67,871
                    TOTAL AGRICULTURAL PRODUCTION-CROPS           .    194,125
                                                                    ----------
AGRICULTURAL PRODUCTION-LIVESTOCK--0.00%
     20               Seaboard Corp ...............................      4,302
                                                                    ----------
                    TOTAL AGRICULTURAL PRODUCTION-LIVESTOCK              4,302
                                                                    ----------
 AMUSEMENT AND RECREATION SERVICES--0.13%
  6,430             * Alliance Gaming Corp ........................    130,400
  3,500             * Argosy Gaming Co ............................     85,400
  4,200             * Aztar Corp ..................................     74,382
  3,400             * Bally Total Fitness Holding Corp ............     29,410
    830               Churchill Downs, Inc ........................     31,523
  1,213               Dover Downs Gaming & Entertainment, Inc .....      9,971
  1,890               Dover Motorsport, Inc .......................      7,106
  3,171             * Gaylord Entertainment Co ....................     77,848
 14,061               Harrah's Entertainment, Inc .................    592,109
  3,988               International Speedway Corp (Class A) .......    175,033
  1,741             * Isle Of Capri Casinos, Inc ..................     34,489
  5,391             * Magna Entertainment Corp (Class A) ..........     22,427
  2,968             * MTR Gaming Group, Inc .......................     25,733
  1,591             * Multimedia Games, Inc .......................     57,896
  4,010             * Penn National Gaming, Inc ...................     85,493
 12,378             * Six Flags, Inc ..............................     65,108
  2,048               Speedway Motorsports, Inc ...................     60,436
  4,818               Station Casinos, Inc ........................    147,431
  3,567             * WMS Industries, Inc .........................     80,828
  1,578               World Wrestling Federation Entertainment, Inc     15,812
                                                                    ----------
                    TOTAL AMUSEMENT AND RECREATION SERVICES          1,808,835
                                                                    ----------
 APPAREL AND ACCESSORY STORES--0.55%
 11,739             * Abercrombie & Fitch Co (Class A) ............    325,288
  1,577             * Aeropostale, Inc ............................     42,658
  7,350             * American Eagle Outfitters, Inc ..............    109,221
  5,849             * AnnTaylor Stores Corp .......................    187,987
    300             * Bebe Stores, Inc ............................      8,130
    900               Buckle, Inc .................................     17,334
  2,165               Burlington Coat Factory Warehouse Corp ......     40,486
  3,935             * Casual Male Retail Group, Inc ...............     29,080
  1,600               Cato Corp (Class A) .........................     32,272
    941             * Charlotte Russe Holding, Inc ................      9,683
 14,553             * Charming Shoppes, Inc .......................     83,098
 11,472             * Chico's FAS, Inc ............................    351,502
  1,306             * Children's Place Retail Stores, Inc .........     22,398
  4,903               Christopher & Banks Corp ....................    116,986
  5,600               Claire's Stores, Inc ........................    187,376
    500               Deb Shops, Inc ..............................      9,175
  3,012             * Dress Barn, Inc .............................     41,264
                                                                    ----------

                       SEE NOTES TO FINANCIAL STATEMENTS


80 TIAA-CREF Institutional Mutual Funds  2003 ANNUAL REPORT

 Statement of Investments - INSTITUTIONAL EQUITY INDEX FUND - September 30, 2003
--------------------------------------------------------------------------------

SHARES                                                                   VALUE
--------------------------------------------------------------------------------
APPAREL AND ACCESSORY STORES--(CONTINUED)

  2,900             * Finish Line, Inc (Class A) ...................$  $76,270
 18,168               Foot Locker, Inc .............................   294,322
  2,000             * Footstar, Inc ................................    13,520
 85,403               Gap, Inc ..................................... 1,462,099
  2,700             * Genesco, Inc .................................    43,362
  1,904               Goody's Family Clothing, Inc .................    18,773
  4,126             * Gymboree Corp ................................    58,135
  6,141             * Hot Topic, Inc ...............................   138,418
    579             * Jos A. Bank Clothiers, Inc ...................    25,459
 57,548               Limited Brands, Inc ..........................   867,824
    536             * Mothers Work, Inc ............................    16,268
 12,520               Nordstrom, Inc ...............................   310,621
  1,393               Oshkosh B'gosh, Inc (Class A) ................    35,828
  9,000             * Pacific Sunwear Of California, Inc ...........   185,940
  8,877             * Payless Shoesource, Inc ......................   114,868
 10,125               Ross Stores, Inc .............................   469,395
    874             * Shoe Carnival, Inc ...........................    12,498
  2,563             * Stage Stores, Inc ............................    65,305
  2,982               Talbots, Inc .................................   103,923
 67,602               TJX Cos, Inc ................................. 1,312,831
  4,482             * Too, Inc .....................................    66,034
  2,200             * Urban Outfitters, Inc ........................    57,332
  2,969             * Wet Seal, Inc (Class A) ......................    29,838
  1,100             * Wilsons The Leather Experts, Inc .............     8,789
                                                                    ----------
                    TOTAL APPAREL AND ACCESSORY STORES               7,401,590
                                                                    ----------
APPAREL AND OTHER TEXTILE PRODUCTS--0.14%

  2,966             * Collins & Aikman Corp ........................    10,025
  1,700             * Columbia Sportswear Co .......................    89,675
  4,500             * DHB Industries, Inc ..........................    19,575
  1,000             * Guess?, Inc ..................................     8,900
 15,500               Jones Apparel Group, Inc .....................   463,915
  3,300               Kellwood Co ..................................   110,385
 13,979               Liz Claiborne, Inc ...........................   475,985
    600               Oxford Industries, Inc .......................    38,520
  3,380               Phillips-Van Heusen Corp .....................    50,734
  4,374               Polo Ralph Lauren Corp .......................   117,311
  5,944             * Quiksilver, Inc ..............................    94,807
 10,943               VF Corp ......................................   425,792
  4,474             * Warnaco Group, Inc ...........................    69,750
                                                                    ----------
                    TOTAL APPAREL AND OTHER TEXTILE PRODUCTS         1,975,374
                                                                    ----------
AUTO REPAIR, SERVICES AND PARKING--0.03%

  2,544               Central Parking Corp .........................    31,164
  3,200             * Dollar Thrifty Automotive Group, Inc .........    72,704
  1,312             * Midas, Inc ...................................    17,266
    906             * Monro Muffler Brake, Inc .....................    26,818
  7,150               Ryder System, Inc ............................   209,638
                                                                    ----------
                    TOTAL AUTO REPAIR, SERVICES AND PARKING            357,590
                                                                    ----------
AUTOMOTIVE DEALERS AND SERVICE STATIONS--0.19%

  3,176             * Advance Auto Parts ...........................   225,178
    529             * America's Car Mart, Inc ......................    15,844
    593             * Asbury Automotive Group, Inc .................     9,873
 22,690             * Autonation, Inc ..............................   397,983
  8,526             * Autozone, Inc ................................   763,333
 13,476             * Carmax, Inc ..................................   440,126
  8,625             * Copart, Inc ..................................    93,150
  4,502             * CSK Auto Corp ................................    69,421
  2,504             * Group 1 Automotive, Inc ......................    86,488
  1,500               Lithia Motors, Inc (Class A) .................    29,955
    779             * MarineMax, Inc ...............................    11,303
  5,322             * O'Reilly Automotive, Inc .....................   195,690
  3,700               Sonic Automotive, Inc ........................    89,022
  2,745             * United Auto Group, Inc .......................    63,135
  1,295             * West Marine, Inc .............................    24,670
                                                                    ----------
                    TOTAL AUTOMOTIVE DEALERS AND SERVICE STATIONS    2,515,171
                                                                    ----------
BUILDING MATERIALS AND GARDEN SUPPLIES--1.12%

  1,400               Building Materials Holding Corp ..............    18,340
  1,847             * Central Garden & Pet Co ......................    48,244
  8,000               Fastenal Co ..................................   302,400
298,995               Home Depot, Inc .............................. 9,522,991
 13,881             * Louisiana-Pacific Corp .......................   191,280
 99,069               Lowe's Cos ................................... 5,141,681
                                                                    ----------
                    TOTAL BUILDING MATERIALS AND GARDEN SUPPLIES    15,224,936
                                                                    ----------
BUSINESS SERVICES--7.72%

 47,737             * 3Com Corp ....................................   281,648
  2,700               Aaron Rents, Inc .............................    56,565
  5,316               ABM Industries, Inc ..........................    75,221
  1,400             * ActivCard Corp ...............................    11,480
 11,205             * Activision, Inc ..............................   133,900
 10,422             * Acxiom Corp ..................................   164,251
  2,400             * Administaff, Inc .............................    21,336
 30,387               Adobe Systems, Inc ........................... 1,192,994
  4,029             * Advent Software, Inc .........................    64,827
  2,649             * Advo, Inc ....................................   110,278
  5,800             * Aether Systems, Inc ..........................    26,506
 14,119             * Affiliated Computer Services, Inc (Class A) ..   687,454
  3,980             * Agile Software Corp ..........................    37,890
 14,659             * Akamai Technologies, Inc .....................    62,887
  4,133             * Alliance Data Systems Corp ...................   109,111
  1,110             * Altiris, Inc .................................    29,171
  5,630             * American Management Systems, Inc .............    71,783
  2,334             * AMN Healthcare Services, Inc .................    37,904
    845             * Ansoft Corp ..................................     8,661
  2,212             * Ansys, Inc ...................................    78,614
  2,473             * Anteon International Corp ....................    75,674
563,920             * AOL Time Warner, Inc ......................... 8,520,831
  3,201             * APAC Customer Services, Inc ..................     8,003
  6,126             * Aquantive, Inc ...............................    56,727
  3,911             * Arbitron, Inc ................................   138,058
 36,003             * Ariba, Inc ...................................   109,449
  3,700             * Armor Holdings, Inc ..........................    61,975
  7,766             * Ascential Software Corp ......................   143,904
  4,007             * Asiainfo Holdings, Inc .......................    27,007
  4,507             * Ask Jeeves, Inc ..............................    78,422
  6,870             * Aspect Communications Corp ...................    57,227
  6,500             * Aspen Technology, Inc ........................    25,350
  4,201             * At Road, Inc .................................    56,503
    340             * Atari, Inc ...................................     1,391
  3,639             * Autobytel, Inc ...............................    34,643
 14,894               Autodesk, Inc ................................   253,496
 77,858               Automatic Data Processing, Inc ............... 2,791,209
    734             * Bankrate, Inc ................................    10,261
  1,864             * Barra, Inc ...................................    69,993
 46,382             * BEA Systems, Inc .............................   558,903
 14,609             * Bisys Group, Inc .............................   192,108
 29,985             * BMC Software, Inc ............................   417,691
  9,700             * Borland Software Corp ........................    89,337
  2,675               Brady Corp (Class A) .........................    85,092
  7,307               Brink's Co ...................................   126,850
  3,342             * Broadvision, Inc .............................    16,386
 33,325             * Brocade Communications Systems, Inc ..........   173,957
  3,886             * CACI International, Inc (Class A) ............   166,515
 33,576             * Cadence Design Systems, Inc ..................   449,918
  5,184             * Catalina Marketing Corp ......................    78,745
  1,906             * CCC Information Services Group, Inc ..........    31,945
  1,500               CDI Corp .....................................    40,545
133,483             * Cendant Corp ................................. 2,494,797
 19,045             * Ceridian Corp ................................   354,618

                       SEE NOTES TO FINANCIAL STATEMENTS


                    2003 ANNUAL REPORT  TIAA-CREF Institutional Mutual Funds  81

 Statement of Investments - INSTITUTIONAL EQUITY INDEX FUND - September 30, 2003
--------------------------------------------------------------------------------

SHARES                                                                   VALUE
--------------------------------------------------------------------------------
BUSINESS SERVICES--(CONTINUED)
     3,569          * Cerner Corp ..................................$  110,175
     8,194            Certegy, Inc .................................   263,109
     8,440          * Checkfree Corp ...............................   168,800
    10,566          * ChoicePoint, Inc .............................   353,961
     6,162          * Ciber, Inc ...................................    46,831
    21,561          * Citrix Systems, Inc ..........................   476,067
    48,086          * CMGI, Inc ....................................    74,533
    17,690          * CNET Networks, Inc ...........................   125,252
     8,020          * Cognizant Technology Solutions Corp ..........   292,489
    59,913            Computer Associates International, Inc ....... 1,564,328
     3,800          * Computer Horizons Corp .......................    14,060
       400            Computer Programs & Systems, Inc .............     7,212
    22,749          * Computer Sciences Corp .......................   854,680
    45,734          * Compuware Corp ...............................   245,134
     1,908          * Concord Communications, Inc ..................    24,976
     2,984          * Concur Technologies, Inc .....................    35,390
     1,444          * Convera Corp .................................     6,281
    19,256          * Convergys Corp ...............................   353,155
     1,730          * CoStar Group, Inc ............................    44,980
     7,271          * CSG Systems International, Inc ...............   107,393
     1,329          * Cyberguard Corp ..............................    12,639
     9,652          * D&B Corp .....................................   400,944
     1,957          * Datastream Systems, Inc ......................    15,167
     7,359            Deluxe Corp ..................................   295,390
     4,600          * Dendrite International, Inc ..................    69,874
     1,214          * Digimarc Corp ................................    17,858
     4,300          * Digital Insight Corp .........................    85,570
     3,424          * Digital River, Inc ...........................    93,646
     4,581          * Digitalthink, Inc ............................    11,773
     6,106          * Documentum, Inc ..............................   130,119
    15,811          * DoubleClick, Inc .............................   170,284
    11,300          * DST Systems, Inc .............................   424,880
    10,150          * E.piphany, Inc ...............................    50,649
    16,086          * Earthlink, Inc ...............................   132,396
     3,967          * Echelon Corp .................................    47,207
     4,893          * Eclipsys Corp ................................    78,239
     1,516          * eCollege.com, Inc ............................    30,532
     6,944          * eFunds Corp ..................................    85,771
     1,651          * Electro Rent Corp ............................    20,654
    15,040          * Electronic Arts, Inc ......................... 1,387,139
    60,072            Electronic Data Systems Corp ................. 1,213,454
     1,802          * Embarcadero Technologies, Inc ................    18,092
    25,015          * Enterasys Networks, Inc ......................   100,060
     5,657          * Entrust, Inc .................................    27,776
     4,900          * Epicor Software Corp .........................    43,806
     1,659          * EPIQ Systems, Inc ............................    28,137
    18,337            Equifax, Inc .................................   408,365
     3,066          * eSpeed, Inc (Class A) ........................    69,322
    14,292          * Extreme Networks, Inc ........................    90,183
     2,896          * F5 Networks, Inc .............................    55,719
     2,769            Factset Research Systems, Inc ................   122,805
     6,124            Fair Isaac Corp ..............................   361,071
     2,357          * Fidelity National Information Solutions, Inc .    58,571
     4,509          * Filenet Corp .................................    90,496
     1,447          * FindWhat.com .................................    25,004
    97,502            First Data Corp .............................. 3,896,180
    23,715          * Fiserv, Inc ..................................   859,194
     5,917          * Freemarkets, Inc .............................    46,040
     2,719          * Gerber Scientific, Inc .......................    19,305
     4,036          * Getty Images, Inc ............................   141,906
     1,786            Gevity HR, Inc ...............................    26,218
       129            Grey Global Group, Inc .......................    98,182
     1,173          * Group 1 Software, Inc ........................    21,079
     1,400          * GSI Commerce, Inc ............................    13,972
     7,598            GTECH Holdings Corp ..........................   325,574
     5,533          * Harris Interactive, Inc ......................    38,952
     1,054            Healthcare Services Group ....................    17,391
     1,952          * Heidrick & Struggles International, Inc ......    33,047
     8,902            Henry (Jack) & Associates, Inc ...............   154,806
     5,800          * Homestore, Inc ...............................    16,066
       965          * Hudson Highland Group, Inc ...................    18,567
     4,400          * Hyperion Solutions Corp ......................   127,028
       200          * ICT Group, Inc ...............................     2,142
     3,735          * iDine Rewards Network, Inc ...................    60,694
     2,531          * IDX Systems Corp .............................    58,517
     1,069          * iGate Corp ...................................     6,307
     4,600            Imation Corp .................................   150,190
    31,374            IMS Health, Inc ..............................   661,991
     8,542          * Informatica Corp .............................    63,638
     3,304          * Infospace, Inc ...............................    67,435
     2,981          * infoUSA, Inc .................................    22,387
     1,100          * Integral Systems, Inc ........................    19,877
     6,381          * Intelidata Technologies Corp .................    15,059
     4,334          * Interactive Data Corp ........................    68,477
        62          * InterActiveCorp ..............................     2,584
     6,300          * Intergraph Corp ..............................   146,664
     5,355          * Internet Security Systems, Inc ...............    66,938
       715            Interpool, Inc ...............................    11,376
    49,258          * Interpublic Group Of Cos, Inc ................   695,523
    13,407          * Interwoven, Inc ..............................    35,529
     2,500          * Intrado, Inc .................................    56,950
    24,080          * Intuit, Inc .................................. 1,161,619
       716          * iPayment, Inc ................................    16,296
     8,195          * Iron Mountain, Inc ...........................   294,201
     4,169          * JDA Software Group, Inc ......................    61,993
    43,032          * Juniper Networks, Inc ........................   642,037
     3,000          * Kana Software, Inc ...........................    11,760
     7,202          * Keane, Inc ...................................    92,042
     2,545            Kelly Services, Inc (Class A) ................    63,472
     2,400          * Keynote Systems, Inc .........................    27,960
     3,270          * KFX ,Inc .....................................    16,415
     4,000          * Korn/Ferry International .....................    33,000
     4,777          * Kroll, Inc ...................................    88,852
     2,713          * Kronos, Inc ..................................   143,545
     4,450          * Labor Ready, Inc .............................    44,723
     9,496          * Lamar Advertising Co .........................   278,613
     1,037          * Lawson Software, Inc .........................     7,352
    11,230          * Legato Systems, Inc ..........................   125,888
     4,240          * Lionbridge Technologies ......................    31,842
     9,937          * Looksmart Ltd ................................    31,202
     8,273          * Macromedia, Inc ..............................   204,674
     5,196          * Macrovision Corp .............................    95,970
     2,207          * Magma Design Automation, Inc .................    43,301
     2,447          * Manhattan Associates, Inc ....................    63,353
     9,810            Manpower, Inc ................................   363,951
     1,175          * Mantech International Corp (Class A) .........    29,234
     9,646          * Manugistics Group, Inc .......................    52,860
     1,748          * MAPICS, Inc ..................................    17,165
       778          * Marketwatch.com, Inc .........................     6,505
     6,880          * Matrixone, Inc ...............................    33,918
     1,400            McGrath RentCorp .............................    39,130
       898          * Medical Staffing Network Holdings, Inc .......     6,789
     1,199          * MedQuist, Inc ................................    23,213
     1,044          * Memberworks, Inc .............................    33,220
     8,530          * Mentor Graphics Corp .........................   149,531
     9,718          * Mercury Interactive Corp .....................   441,294
    10,450          * Micromuse, Inc ...............................    85,481
 1,165,610            Microsoft Corp ...............................32,392,302
     1,237          * MicroStrategy, Inc ...........................    56,914
     2,600          * Midway Games, Inc ............................     7,696

82 TIAA-CREF Institutional Mutual Funds  2003 ANNUAL REPORT

 Statement of Investments - INSTITUTIONAL EQUITY INDEX FUND - September 30, 2003
--------------------------------------------------------------------------------

SHARES                                                                   VALUE
--------------------------------------------------------------------------------

BUSINESS SERVICES--(CONTINUED)
    10,962          * Mindspeed Technologies, Inc ..................$   59,085
       940          * Mobius Management Systems, Inc ...............     7,539
    12,094          * Monster Worldwide, Inc .......................   304,527
    12,924          * MPS Group, Inc ...............................   116,316
     3,073          * MRO Software, Inc ............................    41,946
     3,012          * MSC.Software Corp ............................    21,686
       391          * Nassda Corp ..................................     3,077
     4,186            National Instruments Corp ....................   168,487
     1,000          * National Processing, Inc .....................    19,320
     3,043          * NCO Group, Inc ...............................    71,419
    10,864          * NCR Corp .....................................   344,280
     4,200            NDCHealth Corp ...............................    87,990
       785          * Neoforma, Inc ................................    11,029
     1,813          * Neoware Systems, Inc .........................    30,948
     4,612          * Netegrity, Inc ...............................    46,166
     6,955          * NETIQ Corp ...................................    83,043
     1,400          * Netratings, Inc ..............................    13,066
     2,508          * Netscout Systems, Inc ........................    12,515
     7,065          * NetScreen Technologies, Inc ..................   157,055
    19,826          * Network Associates, Inc ......................   272,806
     2,949          * Network Equipment Technologies, Inc ..........    26,983
     3,840          * NIC, Inc .....................................    18,086
    47,848          * Novell, Inc ..................................   255,035
     4,166          * Nuance Communications, Inc ...................    24,121
     3,410          * NYFIX, Inc ...................................    19,096
    24,456            Omnicom Group, Inc ........................... 1,757,164
    26,231          * Openwave Systems, Inc ........................   110,695
     1,424          * Opnet Technologies, Inc ......................    17,772
     6,230          * Opsware, Inc .................................    45,479
   505,032          * Oracle Corp .................................. 5,666,459
     8,150          * Overture Services, Inc .......................   215,894
     3,014          * Packeteer, Inc ...............................    36,319
    33,477          * Parametric Technology Corp ...................   104,448
     2,500          * PC-Tel, Inc ..................................    26,675
     2,757          * PDF Solutions, Inc ...........................    31,016
     1,427          * PDI, Inc .....................................    34,990
     1,113          * PEC Solutions, Inc ...........................    16,428
     3,230          * Pegasus Solutions, Inc .......................    44,671
       300          * Pegasystems, Inc .............................     2,190
    46,137          * Peoplesoft, Inc ..............................   839,232
     9,784          * Perot Systems Corp (Class A) .................    97,840
     2,543          * Pixar, Inc ...................................   169,262
     3,211          * Portal Software, Inc .........................    46,495
       600          * Portfolio Recovery Associates, Inc ...........    15,252
     4,411          * Progress Software Corp .......................    94,837
     4,829          * Pumatech, Inc ................................    22,986
     1,200          * QAD, Inc .....................................    13,152
       429          * Quality Systems, Inc .........................    17,246
     5,457          * Quest Software, Inc ..........................    66,030
     3,600          * R.H. Donnelley Corp ..........................   145,476
     2,600          * Radiant Systems, Inc .........................    16,276
     2,311          * Radisys Corp .................................    41,690
     5,854          * Raindance Communications, Inc ................    16,157
    13,743          * RealNetworks, Inc ............................    90,017
    16,372          * Red Hat, Inc .................................   165,357
    19,640          * Redback Networks, Inc ........................    11,980
     3,331          * Register.com, Inc ............................    15,023
     1,212          * Renaissance Learning, Inc ....................    28,603
    10,265          * Rent-A-Center, Inc ...........................   331,560
     3,200          * Rent-Way, Inc ................................    17,184
     8,691          * Retek, Inc ...................................    58,664
     8,494            Reynolds & Reynolds Co (Class A) .............   234,010
    19,550          * Robert Half International, Inc ...............   381,225
     2,808            Rollins, Inc .................................    50,095
     3,309          * Roxio, Inc ...................................    28,689
     7,000          * RSA Security, Inc ............................    99,960
     7,800          * S1 Corp ......................................    39,390
     1,114          * SafeNet, Inc .................................    40,249
     3,375          * SAFLINK Corp .................................    15,525
     1,645          * Sanchez Computer Associates, Inc .............     6,317
     9,800          * Sapient Corp .................................    35,182
     8,804          * Scansoft, Inc ................................    36,889
     4,163          * Secure Computing Corp ........................    48,624
     5,784          * Seebeyond Technology Corp ....................    14,807
     2,500          * Serena Software, Inc .........................    46,500
    52,206          * Siebel Systems, Inc ..........................   507,442
     1,585          * SM&A .........................................    18,243
     2,202          * Sohu.com, Inc ................................    68,482
     8,300          * SonicWALL, Inc ...............................    48,057
     6,716          * Sotheby's Holdings, Inc (Class A) ............    72,667
     1,508          * Source Interlink Cos, Inc ....................    14,175
     7,296          * Spherion Corp ................................    50,780
     1,400          * SPSS, Inc ....................................    23,618
     1,105          * SRA International, Inc (Class A) .............    41,360
       800            SS&C Technologies, Inc .......................    15,992
     1,400            Startek, Inc .................................    44,800
     2,288          * Stellent, Inc ................................    17,755
       601          * Stratasys, Inc ...............................    25,615
   418,487          * Sun Microsystems, Inc ........................ 1,385,192
    36,787          * SunGard Data Systems, Inc ....................   967,866
     3,224          * SupportSoft, Inc .............................    36,077
    11,621          * Sybase, Inc ..................................   197,673
     2,800          * Sykes Enterprises, Inc .......................    18,536
    18,841          * Symantec Corp ................................ 1,187,360
    19,094          * Synopsys, Inc ................................   587,522
     1,567          * Synplicity, Inc ..............................     9,245
       500            Syntel, Inc ..................................    11,405
     5,100          * Systems & Computer Technology Corp ...........    53,193
     5,544          * Take-Two Interactive Software, Inc ...........   189,438
     1,768            Talx Corp ....................................    43,528
     4,100          * TeleTech Holdings, Inc .......................    26,035
     1,654          * TheStreet.com, Inc ...........................     7,443
     4,896          * THQ, Inc .....................................    80,392
     9,781          * TIBCO Software, Inc ..........................    52,328
     1,652          * Tier Technologies, Inc (Class B) .............    14,719
     9,280          * Titan Corp ...................................   193,395
     5,035            Total System Services, Inc ...................   132,672
     2,261          * TradeStation Group, Inc ......................    16,894
     4,844          * Transaction Systems Architects, Inc (Class A)     80,459
     3,500          * Trizetto Group, Inc ..........................    23,450
     4,131          * Tyler Technologies, Inc ......................    29,247
    41,732          * Unisys Corp ..................................   564,634
     3,710          * United Online, Inc ...........................   128,811
     7,312          * United Rentals, Inc ..........................   117,650
     2,500          * Universal Compression Holdings, Inc ..........    53,800
     9,327          * Valueclick, Inc ..............................    78,440
     3,243          * Vastera, Inc .................................    16,669
       807          * Verint Systems, Inc ..........................    17,270
    29,172          * VeriSign, Inc ................................   392,947
    53,950          * Veritas Software Corp ........................ 1,694,061
     3,233          * Verity, Inc ..................................    42,255
    11,594            Viad Corp ....................................   276,865
    31,914          * Vignette Corp ................................    73,402
     4,964          * VitalWorks, Inc ..............................    26,061
     2,392          * Vitria Technology, Inc .......................    12,080
       900          * Volt Information Sciences, Inc ...............    14,850
     4,100          * WatchGuard Technologies, Inc .................    21,935
     3,533          * WebEx Communications, Inc ....................    67,092
    37,781          * WebMD Corp ...................................   337,007

                       SEE NOTES TO FINANCIAL STATEMENTS


                     2003 ANNUAL REPORT  TIAA-CREF Institutional Mutual Funds 83

 Statement of Investments - INSTITUTIONAL EQUITY INDEX FUND - September 30, 2003
--------------------------------------------------------------------------------

SHARES                                                                   VALUE
--------------------------------------------------------------------------------

BUSINESS SERVICES--(CONTINUED)
     6,271          * webMethods, Inc .............................$    50,043
     2,605          * Websense, Inc ................................    55,408
    10,922          * Westwood One, Inc ............................   329,735
    10,692          * Wind River Systems, Inc ......................    60,837

    65,113          * YAHOO!, INC .................................. 2,303,698
                    TOTAL BUSINESS SERVICES                         104,639,714
                                                                    -----------
 CHEMICALS AND ALLIED PRODUCTS--11.93%
   203,476            Abbott Laboratories .......................... 8,657,904
    11,455          * Abgenix, Inc .................................   165,983
     1,717          * Able Laboratories, Inc .......................    32,125
     1,157            Aceto Corp ...................................    16,198
     4,120          * Adolor Corp ..................................    75,602
    29,728            Air Products & Chemicals, Inc ................ 1,340,733
     3,500          * Albany Molecular Research, Inc ...............    51,835
     3,887            Albemarle Corp ...............................   106,698
     5,102            Alberto-Culver Co (Class B) ..................   300,100
     2,100          * Alexion Pharmaceuticals, Inc .................    35,007
     8,586          * Alkermes, Inc ................................   117,800
    17,689            Allergan, Inc ................................ 1,392,655
     5,041            Alpharma, Inc (Class A) ......................    93,763
     4,389          * Alteon, Inc ..................................     8,339
     2,386          * American Pharmaceutical Partners, Inc ........    74,801
   168,096          * Amgen, Inc ...................................10,853,959
    12,087          * Amylin Pharmaceuticals, Inc ..................   341,337
     8,192          * Andrx Corp ...................................   151,634
     3,800          * Aphton Corp ..................................    21,318
     2,677            Arch Chemicals, Inc ..........................    55,682
     2,517          * Arena Pharmaceuticals, Inc ...................    18,122
     4,652          * Atherogenics, Inc ............................    77,874
     3,418          * Atrix Laboratories, Inc ......................    70,377
     7,880          * Avant Immunotherapeutics, Inc ................    18,991
    14,043            Avery Dennison Corp ..........................   709,452
     2,698          * AVI BioPharma, Inc ...........................    13,949
    30,507            Avon Products, Inc ........................... 1,969,532
     5,887          * Barr Laboratories, Inc .......................   401,552
     2,563          * Benthley Pharmaceuticals, Inc ................    41,649
    18,681          * Biogen, Inc ..................................   714,175
     8,258          * BioMarin Pharmaceutical, Inc .................    63,256
     4,100          * Biopure Corp .................................    26,527
     1,400          * Biosite, Inc .................................    39,732
     1,100          * Bone Care International, Inc .................    13,992
     1,057          * Bradley Pharmaceuticals, Inc .................    28,803
   252,588            Bristol-Myers Squibb Co ...................... 6,481,408
     8,334            Cabot Corp ...................................   237,602
     4,122            Calgon Carbon Corp ...........................    23,207
     3,076            Cambrex Corp .................................    69,825
     5,113          * Cell Genesys, Inc ............................    64,322
     4,700          * Cell Therapeutics, Inc .......................    53,439
     6,780          * Cephalon, Inc ................................   311,338
     5,900          * Charles River Laboratories International, Inc    181,071
     1,845          * Chattem, Inc .................................    25,609
    11,760          * Chiron Corp ..................................   607,874
     4,857            Church & Dwight Co, Inc ......................   169,946
     1,865          * Cima Labs, Inc ...............................    52,127
    20,234            Clorox Co ....................................   928,134
    70,093            Colgate-Palmolive Co ......................... 3,917,498
       999          * Collagenex Pharmaceuticals, Inc ..............    10,719
     3,927          * Columbia Laboratories, Inc ...................    47,438
     3,900          * Connetics Corp ...............................    70,434
     6,513          * Corixa Corp ..................................    51,843
    15,614            Crompton Corp ................................    90,717
     4,200          * Cubist Pharmaceuticals, Inc ..................    45,318
     5,353          * Cytec Industries, Inc ........................   195,385
     5,318          * Dade Behring Holdings, Inc ...................   150,234
       564          * DEL Laboratories, Inc ........................    15,933
     1,029          * Dendreon Corp ................................     9,107
     2,900            Diagnostic Products Corp .....................   105,357
    12,140            Dial Corp ....................................   261,496
     1,618          * Digene Corp ..................................    66,111
     3,678          * Discovery Laboratories, Inc ..................    26,482
     1,356          * Dov Pharmaceutical, Inc ......................    24,340
   118,614            Dow Chemical Co .............................. 3,859,732
   129,850            Du Pont (E.I.) de Nemours & Co ............... 5,195,299
     5,000          * Durect Corp ..................................    16,800
    10,157            Eastman Chemical Co ..........................   340,260
    25,969            Ecolab, Inc ..................................   655,717
     1,473          * Elizabeth Arden, Inc .........................    24,275
     5,768          * Encysive Pharmaceuticals, Inc ................    36,396
     5,661          * Enzon, Inc ...................................    65,894
     1,475          * Eon Labs, Inc ................................    56,566
     1,577          * EPIX Medical, Inc ............................    26,841
     4,400          * Esperion Therapeutics, Inc ...................    85,272
    13,515            Estee Lauder Cos (Class A) ...................   460,862
     1,902          * Ethyl Corp ...................................    23,927
     4,439            Ferro Corp ...................................    94,817
     2,815          * First Horizon Pharmaceutical .................    18,016
     4,013          * FMC Corp .....................................   101,128
    44,213          * Forest Laboratories, Inc ..................... 2,274,759
    27,152          * Genentech, Inc ............................... 2,175,961
     6,117          * Genta, Inc ...................................    77,502
    24,887          * Genzyme Corp ................................. 1,151,070
     3,612            Georgia Gulf Corp ............................    84,340
     3,857          * Geron Corp ...................................    52,841
    25,881          * Gilead Sciences, Inc ......................... 1,447,524
   133,246            Gillette Co .................................. 4,261,207
     5,136            Great Lakes Chemical Corp ....................   103,285
     3,011          * GTC Biotherapeutics, Inc .....................     9,334
     2,952          * Guilford Pharmaceuticals, Inc ................    18,273
     3,924            H.B. Fuller Co ...............................    95,235
       572          * Hi-Tech Pharmacal Co, Inc ....................    13,425
       879          * Hollis-Eden Pharmaceuticals ..................    21,412
    16,408          * Human Genome Sciences, Inc ...................   224,133
    10,983            ICN Pharmaceuticals, Inc .....................   188,468
     6,883          * ICOS Corp ....................................   263,757
    15,860          * IDEC Pharmaceuticals Corp ....................   525,759
     4,118          * Idexx Laboratories, Inc ......................   174,974
     5,200          * Ilex Oncology, Inc ...........................    86,372
    14,558            IMC Global, Inc ..............................    93,317
     6,579          * ImClone Systems, Inc .........................   254,739
     1,663          * Immucor, Inc .................................    44,818
     5,400          * Immunogen, Inc ...............................    24,030
     4,500          * Immunomedics, Inc ............................    32,940
     3,575          * Impax Laboratories, Inc ......................    44,723
     4,881          * Indevus Pharmaceuticals, Inc .................    26,113
     3,652          * Inspire Pharmaceuticals, Inc .................    62,814
       200            Inter Parfums, Inc ...........................     2,000
     3,261          * InterMune, Inc ...............................    62,220
     9,167            International Flavors & Fragrances, Inc ......   303,244
     1,327          * Inverness Medical Innovations, Inc ...........    33,706
     6,420          * Invitrogen Corp ..............................   372,353
     7,310          * Isis Pharmaceuticals, Inc ....................    47,661
    19,584          * IVAX Corp ....................................   383,846
    31,476          * King Pharmaceuticals, Inc ....................   476,876
     1,357          * Kos Pharmaceuticals, Inc .....................    46,681
     4,777          * KV Pharmaceutical Co (Class A) ...............   107,483
     4,850          * La Jolla Pharmaceutical Co ...................    19,158
       765          * Lannett Co, Inc ..............................    13,380
     7,926          * Ligand Pharmaceuticals, Inc (Class B) ........   102,166
   125,761            Lilly (Eli) & Co ............................. 7,470,203

                       SEE NOTES TO FINANCIAL STATEMENTS


84  TIAA-CREF Institutional Mutual Funds  2003 ANNUAL REPORT

 Statement of Investments - INSTITUTIONAL EQUITY INDEX FUND - September 30, 2003
--------------------------------------------------------------------------------

SHARES                                                                   VALUE
--------------------------------------------------------------------------------

CHEMICALS AND ALLIED PRODUCTS--(CONTINUED)

     3,463            MacDermid, Inc ............................... $   91,596
     3,018          * Martek Biosciences Corp ......................    158,958
     9,763          * Medarex, Inc .................................     57,895
     5,432          * Medicines Co .................................    141,232
     3,600            Medicis Pharmaceutical Corp (Class A) ........    210,960
    32,539          * MedImmune, Inc ...............................  1,074,112
   292,349            Merck & Co, Inc .............................. 14,798,756
     1,300            Meridian Bioscience, Inc .....................     13,026
     3,907          * MGI Pharma, Inc ..............................    153,389
     8,245          * Millennium Chemicals, Inc ....................     78,740
    36,061          * Millennium Pharmaceuticals, Inc ..............    554,979
     2,667            Minerals Technologies, Inc ...................    135,750
    23,571            Mylan Laboratories, Inc ......................    911,019
     5,900          * Nabi Biopharmaceuticals ......................     49,737
     1,300            Nature's Sunshine Products, Inc ..............     10,790
     5,487          * NBTY, Inc ....................................    128,121
     6,877          * Nektar Therapeutics ..........................     88,026
     2,500          * Neose Technologies, Inc ......................     23,375
     3,700          * Neurocrine Biosciences, Inc ..................    183,224
       985            NL Industries, Inc ...........................     16,026
     3,321          * Noven Pharmaceuticals, Inc ...................     37,859
     4,211          * NPS Pharmaceuticals, Inc .....................    117,276
     5,321          * Nuvelo, Inc ..................................     13,941
     1,700            Octel Corp ...................................     29,580
     6,560            Olin Corp ....................................    103,779
     3,878          * OM Group, Inc ................................     56,774
     6,917          * Omnova Solutions, Inc ........................     24,279
     3,100          * Onyx Pharmaceuticals, Inc ....................     66,805
     4,454          * OraSure Technologies, Inc ....................     42,313
     5,048          * OSI Pharmaceuticals, Inc .....................    163,909
     2,317          * Pain Therapeutics, Inc .......................     14,250
     5,448          * Palatin Technologies, Inc ....................     26,150
     2,000          * Penwest Pharmaceuticals Co ...................     43,000
    13,542          * Peregrine Pharmaceuticals, Inc ...............     29,115
 1,029,045            Pfizer, Inc .................................. 31,262,387
     4,237          * Pharmaceutical Resources, Inc ................    289,048
     2,512            PolyMedica Corp ..............................     66,568
    12,375          * PolyOne Corp .................................     48,634
     2,944          * Pozen, Inc ...................................     52,344
    21,925            PPG Industries, Inc ..........................  1,144,924
     6,300          * Praecis Pharmaceuticals, Inc .................     42,273
    21,397            Praxair, Inc .................................  1,325,544
   168,885            Procter & Gamble Co .......................... 15,675,906
     1,047          * Progenics Pharmaceuticals ....................     18,029
    12,161          * Protein Design Labs, Inc .....................    168,551
       900            Quaker Chemical Corp .........................     20,934
     2,881          * Quidel Corp ..................................     19,332
     1,330          * Revlon, Inc (Class A) ........................      3,538
    20,090            Rohm & Haas Co ...............................    672,011
    15,187            RPM International, Inc .......................    198,342
     2,323          * Salix Pharmaceuticals Ltd ....................     44,741
   191,201            Schering-Plough Corp .........................  2,913,903
     4,893          * Sciclone Pharmaceuticals, Inc ................     38,655
     2,600          * Scotts Co (Class A) ..........................    142,220
    10,101          * Sepracor, Inc ................................    278,182
     2,440          * Serologicals Corp ............................     32,086
    17,106            Sherwin-Williams Co ..........................    503,087
    10,422          * SICOR, Inc ...................................    200,936
     9,409            Sigma-Aldrich Corp ...........................    488,703
     1,862          * Sirna Therapeutics, Inc ......................     10,651
    15,695            Solutia, Inc .................................     62,623
       900            Stepan Co ....................................     20,502
     3,541          * SuperGen, Inc ................................     26,593
     1,820          * SurModics, Inc ...............................     48,849
     3,585          * Tanox, Inc ...................................     71,736
     3,124          * Third Wave Technologies, Inc .................     10,091
     7,112          * Unifi, Inc ...................................     34,138
     2,271          * United Therapeutics Corp .....................     51,302
       575          * USANA Health Sciences, Inc ...................     27,744
    10,200            USEC, Inc ....................................     66,606
     6,572            Valspar Corp .................................    306,584
     9,901          * Vertex Pharmaceuticals, Inc ..................    121,782
     6,100          * Vicuron Pharmaceuticals, Inc .................    107,970
     1,800          * Virbac Corp ..................................     13,050
    13,771          * Watson Pharmaceuticals, Inc ..................    574,113
     4,700            Wellman, Inc .................................     35,297
     1,657            West Pharmaceutical Services, Inc ............     51,881
     8,304          * WR Grace & Co ................................     25,742
   173,025            Wyeth ........................................  7,976,453
     1,381          * Zymogenetics, Inc ............................     20,232
                                                                    -----------
                    TOTAL CHEMICALS AND ALLIED PRODUCTS             161,695,232
                                                                    -----------
COAL MINING--0.03%
     5,980            Arch Coal, Inc ...............................    132,838
     3,081            Consol Energy, Inc ...........................     57,245
     8,200            Massey Energy Co .............................    109,060
     4,067            Peabody Energy Corp ..........................    127,582
       814            Westmoreland Coal Co .........................     11,420
                                                                    -----------
                    TOTAL COAL MINING                                   438,145
                                                                    -----------
COMMUNICATIONS--5.20%
     1,088          * Acme Communication, Inc ......................      8,214
    40,610            Alltel Corp ..................................  1,881,867
    25,055          * American Tower Corp (Class A) ................    254,308
   102,508            AT&T Corp ....................................  2,209,047
   292,681          * AT&T Wireless Services, Inc ..................  2,394,131
    50,425          * Avaya, Inc ...................................    549,643
       500          * Beasley Broadcast Group, Inc (Class A) .......      6,910
   240,723            BellSouth Corp ...............................  5,700,321
     2,083          * Boston Communications Group ..................     20,770
    13,079          * Cablevision Systems Corp (Class A) ...........    236,730
     1,395          * Centennial Communications Corp ...............      7,087
    17,906            CenturyTel, Inc ..............................    606,834
    33,776          * Charter Communications, Inc (Class A) ........    139,157
    26,726          * Cincinnati Bell, Inc .........................    136,035
    68,529            Clear Channel Communications, Inc ............  2,624,661
   210,941          * Comcast Corp .................................  6,513,858
    71,862          * Comcast Corp Special .........................  2,122,803
     2,900          * Commonwealth Telephone Enterprises, Inc ......    116,377
    28,826          * Cox Communications, Inc (Class A) ............    911,478
     4,695          * Cox Radio, Inc (Class A) .....................    102,680
    15,857          * Crown Castle International Corp ..............    149,214
     3,300          * Crown Media Holdings, Inc (Class A) ..........     26,994
     2,288            CT Communications, Inc .......................     25,854
     4,527          * Cumulus Media, Inc (Class A) .................     77,185
     1,676            D&E Communications, Inc ......................     23,766
     3,743          * Digital Generation Systems ...................      8,156
     2,502          * Dobson Communications Corp (Class A) .........     20,316
    30,566          * EchoStar Communications Corp (Class A) .......  1,169,761
     5,016          * Emmis Communications Corp (Class A) ..........    101,223
     5,005          * Entercom Communications Corp .................    224,324
     6,005          * Entravision Communications Corp (Class A) ....     57,048
       732          * Fisher Communications, Inc ...................     34,514
        20            b* Focal Communications Corp .................          0
    12,651          * Foundry Networks, Inc ........................    272,123
    22,500          * Fox Entertainment Group, Inc (Class A) .......    629,775
     6,311          * General Communication, Inc (Class A) .........     52,508
     4,760            Global Payments, Inc .........................    171,360
     1,600          * Golden Telecom, Inc ..........................     43,744
     5,197            Gray Television, Inc .........................     60,701
     2,833          * Hearst-Argyle Television, Inc ................     68,559

                       SEE NOTES TO FINANCIAL STATEMENTS

                     2003 ANNUAL REPORT  TIAA-CREF Institutional Mutual Funds 85

 Statement of Investments - INSTITUTIONAL EQUITY INDEX FUND - September 30, 2003
--------------------------------------------------------------------------------

SHARES                                                                   VALUE
--------------------------------------------------------------------------------

COMMUNICATIONS--(CONTINUED)

     1,600            Hickory Tech Corp ............................$   18,320
       437          * Hungarian Telephone & Cable ..................     4,042
     6,625          * IDT Corp .....................................   117,130
        72          * IDT Corp (Class B) ...........................     1,300
     8,200          * Infonet Services Corp (Class B) ..............    17,056
     5,800          * Insight Communications Co, Inc ...............    55,216
    51,846          * InterActiveCorp .............................. 1,713,510
     2,162          * j2 Global Communications, Inc ................    81,788
    64,060          * Level 3 Communications, Inc ..................   347,205
     2,234            Liberty Corp .................................    93,716
     3,259          * Lightbridge, Inc .............................    30,732
     3,480          * Lin TV Corp (Class A) ........................    73,985
     1,300          * Lodgenet Entertainment Corp ..................    20,150
   524,046          * Lucent Technologies, Inc ..................... 1,131,939
     1,500          * Mastec, Inc ..................................    14,550
     7,950          * McLeodUSA, Inc (Class A) .....................    11,051
     7,550          * Mediacom Communications Corp .................    50,585
     2,141          * Metro One Telecommunications, Inc ............     7,451
     3,232          * Net2Phone, Inc ...............................    20,394
   106,421          * Nextel Communications, Inc (Class A) ......... 2,095,429
    10,078          * Nextel Partners, Inc (Class A) ...............    79,112
     1,086          * NII Holdings, Inc (Class B) ..................    64,823
     1,900            North Pittsburgh Systems, Inc ................    32,167
     5,777          * NTL, Inc .....................................   272,212
     4,100          * PanAmSat Corp ................................    59,368
     4,400          * Paxson Communications Corp ...................    21,824
       408          * Pegasus Communications Corp ..................     6,071
     5,783          * Price Communications Corp ....................    71,709
     6,399          * Primus Telecommunications Group ..............    43,193
     6,805          * PTEK Holdings, Inc ...........................    55,461
   179,912          * Qwest Communications International, Inc ......   611,704
     2,200          * Radio One, Inc (Class A) .....................    32,340
     8,144          * Radio One, Inc (Class D) .....................   116,948
     7,055          * RCN Corp .....................................    12,981
     4,542          * Regent Communications, Inc ...................    27,706
     2,375          * Saga Communications, Inc (Class A) ...........    45,956
     1,182          * Salem Communications Corp (Class A) ..........    22,919
   433,201            SBC Communications, Inc ...................... 9,638,722
       324            Shenandoah Telecom Co ........................    12,490
     4,952          * Sinclair Broadcast Group, Inc (Class A) ......    50,312
     5,700          * Spanish Broadcasting System, Inc (Class A) ...    48,450
   116,979            Sprint Corp (FON Group) ...................... 1,766,383
    99,596          * Sprint Corp (PCS Group) ......................   570,685
     1,607            SureWest Communications ......................    53,433
     4,344          * Talk America Holdings, Inc ...................    49,565
     6,743            Telephone & Data Systems, Inc ................   381,249
     7,168          * Time Warner Telecom, Inc (Class A) ...........    66,376
     4,110          * Tivo, Inc ....................................    30,455
     2,867          * Triton PCS Holdings, Inc (Class A) ...........    12,787
     2,159          * U.S. Cellular Corp ...........................    62,827
    11,065          * UnitedGlobalcom, Inc (Class A) ...............    67,607
    20,715          * Univision Communications, Inc (Class A) ......   661,430
   358,509            Verizon Communications, Inc ..................11,630,032
   199,677            Viacom, Inc (Class B) ........................ 7,647,667
       234            Warwick Valley Telephone Co ..................    18,250
     2,500          * West Corp ....................................    59,475
     7,575          * Western Wireless Corp (Class A) ..............   141,198
     3,500          * WilTel Communications Group, Inc .............    55,930
     3,476          * Wireless Facilities, Inc .....................    41,364
    12,775          * XM Satellite Radio Holdings, Inc .............   198,396
     2,000          * Young Broadcasting, Inc (Class A) ............    39,180
                                                                    ----------
                      TOTAL COMMUNICATIONS                          70,546,342
                                                                    ==========
 DEPOSITORY INSTITUTIONS--10.80%
     1,705            1st Source Corp ..............................    32,583
     1,271            ABC Bancorp ..................................    19,840
       710            American National Bankshares, Inc ............    17,729
    46,131            AmSouth Bancorp ..............................   978,900
     2,901            Anchor Bancorp Wisconsin, Inc ................    68,115
       900            Arrow Financial Corp .........................    23,400
    10,043            Associated Banc-Corp .........................   379,625
     9,923            Astoria Financial Corp .......................   306,621
       600            Bancfirst Corp ...............................    31,800
    10,652            Bancorpsouth, Inc ............................   233,279
        44            BancTrust Financial Group, Inc ...............       664
     1,400            Bank Mutual Corp .............................    59,430
   195,177            Bank Of America Corp .........................15,231,613
     2,126            Bank Of Granite Corp .........................    39,863
     7,887            Bank Of Hawaii Corp ..........................   264,845
    95,174            Bank Of New York Co, Inc ..................... 2,770,515
       632            Bank Of The Ozarks, Inc ......................    28,130
   148,936            Bank One Corp ................................ 5,756,376
     6,100            BankAtlantic Bancorp, Inc (Class A) ..........    86,925
    20,362            Banknorth Group, Inc .........................   574,616
     2,400          * BankUnited Financial Corp (Class A) ..........    50,592
     1,144            Banner Corp ..................................    23,681
     9,627          * Bay View Capital Corp ........................    58,436
    73,005            BB&T Corp .................................... 2,621,610
       738            Berkshire Hills Bancorp, Inc .................    24,863
     2,212          * BOK Financial Corp ...........................    83,349
     2,392            Boston Private Financial Holdings, Inc .......    56,356
       542            Bryn Mawr Bank Corp ..........................    22,818
     1,000            BSB Bancorp, Inc .............................    27,710
       437            C&F Financial Corp ...........................    19,756
       981            Camco Financial Corp .........................    16,677
       908            Camden National Corp .........................    26,795
     1,125            Capital City Bank Group, Inc .................    42,930
       644          * Capital Corp of the West .....................    20,756
     3,034            Capitol Federal Financial ....................    89,078
     1,476            Cascade Bancorp ..............................    25,092
     2,100            Cathay Bancorp, Inc ..........................    92,925
       667            Cavalry Bancorp, Inc .........................    11,172
       475            CB Bancshares, Inc ...........................    29,106
     1,467            CCBT Financial Cos, Inc ......................    36,822
       980            Center Bancorp, Inc ..........................    15,749
       602            Center Financial Corp ........................    12,227
       935          * Central Coast Bancorp ........................    15,792
     2,000            Central Pacific Financial Corp ...............    49,000
       521            Century Bancorp, Inc (Class A) ...............    17,422
     1,600            CFS Bancorp, Inc .............................    22,272
       451            Charter Financial Corp .......................    13,913
    29,182            Charter One Financial, Inc ...................   892,969
     3,300            Chemical Financial Corp ......................   102,135
     4,402            Chittenden Corp ..............................   130,960
   671,031            Citigroup, Inc ...............................30,538,621
     6,145            Citizens Banking Corp ........................   162,289
     1,546            Citizens First Bancorp, Inc ..................    32,002
     1,162            Citizens South Banking Corp ..................    17,186
       900            City Bank ....................................    28,899
     2,060            City Holding Co ..............................    68,392
     5,100            City National Corp ...........................   259,896
       475            CNB Financial Corp ...........................    20,069
       529            Coastal Bancorp, Inc .........................    16,796
     1,471            Coastal Financial Corp .......................    20,579
       900            CoBiz, Inc ...................................    14,427
    16,048            Colonial Bancgroup, Inc ......................   231,733
       721            Columbia Bancorp .............................    19,323
       984            Columbia Bancorp (Oregon) ....................    14,140
     1,620            Columbia Banking System, Inc .................    28,480
    22,736            Comerica, Inc ................................ 1,059,498

                       SEE NOTES TO FINANCIAL STATEMENTS


86  TIAA-CREF Institutional Mutual Funds  2003 ANNUAL REPORT

 Statement of Investments - INSTITUTIONAL EQUITY INDEX FUND - September 30, 2003
--------------------------------------------------------------------------------

SHARES                                                                   VALUE
--------------------------------------------------------------------------------

DEPOSITORY INSTITUTIONS--(CONTINUED)

     7,665            Commerce Bancorp, Inc ........................$  367,230
     7,889            Commerce Bancshares, Inc .....................   345,144
       224            Commercial Bankshares, Inc ...................     6,711
       976          * Commercial Capital Bancorp, Inc ..............    15,255
     5,933            Commercial Federal Corp ......................   144,469
       536            Community Bank of North Virginia .............     8,871
     1,600            Community Bank System, Inc ...................    70,256
     1,554            Community Trust Bancorp, Inc .................    45,190
    16,380            Compass Bancshares, Inc ......................   566,420
    65,426          * Concord EFS, Inc .............................   894,373
     1,100            Corus Bankshares, Inc ........................    58,850
     6,564            Cullen/Frost Bankers, Inc ....................   244,378
     4,631            CVB Financial Corp ...........................    87,989
     2,754            Dime Community Bancshares ....................    63,342
     2,756            Downey Financial Corp ........................   128,788
     3,079            East West Bancorp, Inc .......................   131,627
       632            Eastern Virginia Bankshares, Inc .............    17,664
       932            ESB Financial Corp ...........................    13,570
     1,745          * Euronet Worldwide, Inc .......................    21,219
       548            EverTrust Financial Group, Inc ...............    15,552
       543            Exchange National Bancshares, Inc ............    18,815
       766            Farmers Capital Bank Corp ....................    25,018
       533            FFLC Bancorp, Inc ............................    15,473
     2,323            Fidelity Bankshares, Inc .....................    61,002
    65,415            Fifth Third Bancorp .......................... 3,628,625
     1,200            Financial Institutions, Inc ..................    26,220
       900            First Bancorp (North Carolina) ...............    25,209
     4,447            First Bancorp (Puerto Rico) ..................   136,745
     1,209            First Busey Corp (Class A) ...................    31,192
     4,256            First Charter Corp ...........................    83,418
       544            First Citizens Banc Corp .....................    14,416
       747            First Citizens Bancshares, Inc (Class A) .....    78,958
     8,108            First Commonwealth Financial Corp ............   106,701
     1,609            First Community Bancorp ......................    53,885
     1,265            First Community Bancshares, Inc ..............    44,553
       900            First Essex Bancorp, Inc .....................    45,801
     1,800            First Federal Capital Corp ...................    36,990
       412            First Federal Financial Of Kentucky ..........    12,628
     4,938            First Financial Bancorp ......................    72,836
     2,030            First Financial Bankshares, Inc ..............    75,029
       900            First Financial Corp (Indiana) ...............    54,360
     1,747            First Financial Holdings, Inc ................    52,690
        66            First M & F Corp .............................     2,353
     2,241            First Merchants Corp .........................    57,434
     6,325            First Midwest Bancorp, Inc ...................   187,916
       811            First National Corp ..........................    21,492
       696            First Oak Brook Bancshares, Inc ..............    17,330
       500            First Of Long Island Corp ....................    18,895
     1,183            First Republic Bank ..........................    36,472
     3,342            First Sentinel Bancorp, Inc ..................    59,788
       407            First South Bancorp, Inc .....................    13,085
       757            First State Bancorp ..........................    22,415
    16,165            First Tennessee National Corp ................   686,366
       700            Firstbank Corp ...............................    22,190
     2,024            Firstfed America Bancorp, Inc ................    44,730
     2,400          * FirstFed Financial Corp ......................    94,800
    11,050            FirstMerit Corp ..............................   273,377
       856            Flag Financial Corp ..........................    11,445
     4,028            Flagstar Bancorp, Inc ........................    92,443
   137,143            FleetBoston Financial Corp ................... 4,134,861
       701            FloridaFirst Bancorp, Inc ....................    18,443
     1,250            Flushing Financial Corp ......................    26,050
       492            FMS Financial Corp ...........................     8,241
     6,115            FNB Corp .....................................   210,974
       822            FNB Corp (Virginia) ..........................    22,342
       644            FNB Corp, Inc ................................    16,068
       127            Foothill Independent Bancorp .................     2,699
       203            Franklin Financial Corp ......................     6,275
     2,252            Frontier Financial Corp ......................    67,335
    13,398            Fulton Financial Corp ........................   269,050
       546            GA Financial, Inc ............................    14,813
       580            GB&T Bancshares, Inc .........................    12,911
     1,000            GBC Bancorp ..................................    38,350
     2,433            Glacier Bancorp, Inc .........................    66,743
     4,932            Gold Banc Corp, Inc ..........................    59,825
    16,423            Golden West Financial Corp ................... 1,470,023
       791            Great Southern Bancorp, Inc ..................    30,786
       673            Greater Community Bancorp ....................    10,640
    14,934            Greenpoint Financial Corp ....................   445,929
     1,750            Hancock Holding Co ...........................    86,363
     1,033            Hanmi Financial Corp .........................    20,598
     2,900            Harbor Florida Bancshares, Inc ...............    77,314
     3,330            Harleysville National Corp ...................    77,822
       526            Heartland Financial U.S.A., Inc ..............    14,623
     1,500          * Heritage Commerce Corp .......................    16,095
       702            Heritage Financial Corp ......................    15,290
    20,807            Hibernia Corp (Class A) ......................   421,550
     1,388            Horizon Financial Corp .......................    22,402
     9,746            Hudson City Bancorp, Inc .....................   300,567
     2,257            Hudson River Bancorp, Inc ....................    72,517
     5,926            Hudson United Bancorp ........................   208,417
     1,611            Humboldt Bancorp .............................    25,277
    29,388            Huntington Bancshares, Inc ...................   581,589
       700            IberiaBank Corp ..............................    36,834
       339            IBT Bancorp, Inc .............................    16,919
     1,817            Independent Bank Corp (Massachusetts) ........    46,533
     2,684            Independent Bank Corp (Michigan) .............    78,588
     7,581            IndyMac Bancorp, Inc .........................   175,652
     1,983            Integra Bank Corp ............................    38,093
     2,144          * Intercept, Inc ...............................    29,308
       977            Interchange Financial Services Corp ..........    20,058
     3,835            International Bancshares Corp ................   158,961
     2,239            Irwin Financial Corp .........................    54,408
       776          * Itla Capital Corp ............................    33,065
   264,803            J.P. Morgan Chase & Co ....................... 9,090,687
    54,996            KeyCorp ...................................... 1,406,248
       797            Klamath First Bancorp, Inc ...................    17,255
     1,396            Lakeland Bancorp, Inc ........................    22,266
       495            Lakeland Financial Corp ......................    16,716
       600            LNB Bancorp, Inc .............................    12,108
     1,123            LSB Bancshares, Inc ..........................    20,663
     9,099            M & T Bank Corp ..............................   794,343
     1,090            Macatawa Bank Corp ...........................    25,244
     2,851            MAF Bancorp, Inc .............................   108,908
     1,800            Main Street Banks, Inc .......................    45,090
       748            MainSource Financial Group, Inc ..............    19,381
    29,192            Marshall & Ilsley Corp .......................   920,132
     1,594            MB Financial, Inc ............................    70,774
     2,100            MBT Financial Corp ...........................    32,760
    56,216            Mellon Financial Corp ........................ 1,694,350
       627            Mercantile Bank Corp .........................    20,816
    11,043            Mercantile Bankshares Corp ...................   441,720
       552            Merchants Bancshares, Inc ....................    15,611
     3,380            Mid-State Bancshares .........................    75,273
     1,150            Midwest Banc Holdings, Inc ...................    25,565
       575            MutualFirst Financial, Inc ...................    14,720
     1,104            Nara Bancorp, Inc ............................    18,912
       416            NASB Financial, Inc ..........................    13,894
       458            National Bankshares, Inc .....................    19,964

                        SEE NOTES TO FINANCIAL STATEMENTS

                     2003 ANNUAL REPORT  TIAA-CREF Institutional Mutual Funds 87

 Statement of Investments - INSTITUTIONAL EQUITY INDEX FUND - September 30, 2003
--------------------------------------------------------------------------------

SHARES                                                                   VALUE
--------------------------------------------------------------------------------

DEPOSITORY INSTITUTIONS--(CONTINUED)

    73,437            National City Corp .........................$  2,163,454
    26,159            National Commerce Financial Corp ...........     650,836
     2,892            National Penn Bancshares, Inc ..............      79,985
       900            NBC Capital Corp ...........................      21,816
     4,144            NBT Bancorp, Inc ...........................      83,916
     6,250            NetBank, Inc ...............................      77,813
    17,854            New York Community Bancorp, Inc ............     562,580
    20,467            North Fork Bancorp, Inc ....................     711,228
        99            Northern States Financial Corp .............       2,904
    24,872            Northern Trust Corp ........................   1,055,568
     1,300            Northwest Bancorp, Inc .....................      23,881
       429            Oak Hill Financial, Inc ....................      12,437
     1,769            OceanFirst Financial Corp ..................      44,278
     3,900          * Ocwen Financial Corp .......................      17,745
     8,574            Old National Bancorp .......................     191,629
       301            Old Point Financial Corp ...................       9,427
       966            Old Second Bancorp, Inc ....................      41,538
     1,000            Omega Financial Corp .......................      33,000
       219            Oneida Financial Corp ......................       5,201
       919            PAB Bankshares, Inc ........................      12,434
     4,549            Pacific Capital Bancorp ....................     138,699
     1,005            Pacific Union Bank .........................      18,643
     1,563            Park National Corp .........................     174,900
       483            Parkvale Financial Corp ....................      12,196
       952            Partners Trust Financial Group, Inc ........      20,896
       869            Patriot Bank Corp ..........................      16,337
       800            Peapack Gladstone Financial Corp ...........      24,856
       800            Pennfed Financial Services, Inc ............      23,280
     1,182            Pennrock Financial Services Corp ...........      33,347
       395            Penns Woods Bancorp, Inc ...................      17,269
     1,261            Peoples Bancorp, Inc .......................      33,746
     3,400            People's Bank ..............................     101,796
       700            Peoples Holding Co .........................      31,878
     2,284            PFF Bancorp, Inc ...........................      72,814
    36,991            PNC Financial Services Group, Inc ..........   1,760,032
     3,312            Provident Bankshares Corp ..................      93,564
     5,714            Provident Financial Group, Inc .............     159,763
       451            Provident Financial Holdings ...............      13,539
     4,808            Provident Financial Services, Inc ..........      92,121
     2,386            R & G Financial Corp (Class B) .............      69,671
    29,037            Regions Financial Corp .....................     994,517
     7,021            Republic Bancorp, Inc ......................      93,520
       700            Republic Bancorp, Inc (Class A) (Kentucky) .      13,307
       835            Republic Bancshares, Inc ...................      23,848
       584            Resource Bankshares Corp ...................      17,018
     2,166            Riggs National Corp ........................      34,115
     9,114            Roslyn Bancorp, Inc ........................     213,997
       624            Royal Bancshares Of Pennsylvania (Class A) .      16,754
     3,415            S & T Bancorp, Inc .........................      97,328
     1,600            S.Y. Bancorp, Inc ..........................      30,000
       920            Santander Bancorp ..........................      17,268
     1,320            Seacoast Banking Corp Of Florida ...........      22,968
     3,000            Seacoast Financial Services Corp ...........      62,130
     1,100            Second Bancorp, Inc ........................      29,975
       500            Security Bank Corp .........................      14,750
       700            Shore Bancshares, Inc ......................      24,115
     5,056          * Silicon Valley Bancshares ..................     139,697
     2,314            Simmons First National Corp (Class A) ......      54,518
    11,023            Sky Financial Group, Inc ...................     248,128
     1,723            Sound Federal Bancorp, Inc .................      25,793
     6,341            South Financial Group, Inc .................     157,827
       713            Southern Financial Bancorp, Inc ............      28,078
     1,151            Southside Bancshares, Inc ..................      18,614
    44,627            SouthTrust Corp ............................   1,311,588
     3,700            Southwest Bancorp Of Texas, Inc ............     135,087
     1,240            Southwest Bancorp, Inc .....................      20,894
    36,060            Sovereign Bancorp, Inc .....................     668,913
       939            St. Francis Capital Corp ...................      27,644
       819            State Bancorp, Inc .........................      16,314
       667            State Financial Services Corp (Class A) ....      16,528
    43,340            State Street Corp ..........................   1,950,300
     7,282            Staten Island Bancorp, Inc .................     141,635
     2,001            Sterling Bancorp ...........................      53,847
     5,488            Sterling Bancshares, Inc ...................      65,472
     2,385            Sterling Financial Corp (Pennsylvania) .....      60,579
     1,751          * Sterling Financial Corp (Spokane) ..........      49,291
       831            Summit Bancshares, Inc .....................      22,853
     1,201          * Sun Bancorp, Inc (New Jersey) ..............      26,422
       688            Sun Bancorp, Inc (Pennsylvania) ............      12,742
    32,050            SunTrust Banks, Inc ........................   1,934,859
    38,994            Synovus Financial Corp .....................     974,460
       360            Taylor Capital Group, Inc ..................       8,309
     9,247            TCF Financial Corp .........................     443,394
     3,282            Texas Regional Bancshares, Inc (Class A) ...     110,899
     1,732          * TierOne Corp ...............................      36,459
       527            Trico Bancshares ...........................      15,072
       863            Troy Financial Corp ........................      30,214
     2,458            Trust Co Of New Jersey .....................      78,656
     8,811            Trustco Bank Corp NY .......................     108,904
     6,414            Trustmark Corp .............................     174,012
   250,215            U.S. Bancorp ...............................   6,002,658
     1,386            U.S.B. Holding Co, Inc .....................      24,324
     5,576            UCBH Holdings, Inc .........................     168,562
     2,101            UMB Financial Corp .........................      99,104
     3,481            Umpqua Holdings Corp .......................      66,243
     1,088            Union Bankshares Corp ......................      33,043
    25,752            Union Planters Corp ........................     814,793
     6,615            UnionBanCal Corp ...........................     328,104
     4,900            United Bankshares, Inc .....................     146,755
     2,334            United Community Banks, Inc ................      64,582
     4,972            United Community Financial Corp ............      49,223
       838            United Securities Bancshares ...............      21,260
       445            United Security Bancshares .................      11,214
     3,065            Unizan Financial Corp ......................      61,147
    12,574            Valley National Bancorp ....................     350,060
       623          * Virginia Commerce Bancorp ..................      13,594
       878            Virginia Financial Group, Inc ..............      26,401
     6,050            W Holding Co, Inc ..........................     108,295
   166,849            Wachovia Corp ..............................   6,872,510
       540            Warwick Community Bancorp ..................      15,212
     9,242            Washington Federal, Inc ....................     232,991
     2,094            Washington Trust Bancorp, Inc ..............      50,277
       565            Wayne Bancorp, Inc .........................      16,103
     6,073            Webster Financial Corp .....................     242,191
   218,347            Wells Fargo & Co ...........................  11,244,921
     2,643            Wesbanco, Inc ..............................      62,111
     1,030            West Bancorporation ........................      17,716
     2,060            West Coast Bancorp .........................      40,232
     4,490            Westamerica Bancorp ........................     199,581
       456          * Western Sierra Bancorp .....................      16,302
     5,221            Whitney Holding Corp .......................     177,514
     1,446            Willow Grove Bancorp, Inc ..................      23,266
     8,552            Wilmington Trust Corp ......................     263,060
     2,321            Wintrust Financial Corp ....................      87,432
     1,100            WSFS Financial Corp ........................      46,420
     1,019            Yadkin Valley Bank and Trust Co ............      17,934
     1,025            Yardville National Bancorp .................      21,474
    11,645            Zions Bancorp ..............................     650,373
                                                                  ------------
                      TOTAL DEPOSITORY INSTITUTIONS                146,476,367

                        SEE NOTES TO FINANCIAL STATEMENTS

88  TIAA-CREF Institutional Mutual Funds  2003 ANNUAL REPORT

 Statement of Investments - INSTITUTIONAL EQUITY INDEX FUND - September 30, 2003
--------------------------------------------------------------------------------

SHARES                                                                   VALUE
--------------------------------------------------------------------------------

EATING AND DRINKING PLACES--0.68%
     1,474          * AFC Enterprises, Inc .......................$     23,731
     6,963            Applebee's International, Inc ..............     219,195
     8,354          * Aramark Corp (Class B) .....................     209,101
     4,737            Bob Evans Farms, Inc .......................     126,525
    12,301          * Brinker International, Inc .................     410,361
     1,616          * California Pizza Kitchen, Inc ..............      28,118
     6,478            CBRL Group, Inc ............................     229,839
     3,412          * CEC Entertainment, Inc .....................     133,750
     1,403          * Chicago Pizza & Brewery, Inc ...............      16,485
     5,943          * CKE Restaurants, Inc .......................      38,332
    21,963            Darden Restaurants, Inc ....................     417,297
     1,320          * Dave & Buster's, Inc .......................      13,596
     2,456            IHOP Corp ..................................      80,680
     4,410          * Jack In The Box, Inc .......................      78,498
     7,414          * Krispy Kreme Doughnuts, Inc ................     285,439
     3,000            Landry's Restaurants, Inc ..................      61,800
     2,530            Lone Star Steakhouse & Saloon, Inc .........      52,877
   165,868            McDonald's Corp ............................   3,904,533
     1,658          * O'Charley's, Inc ...........................      24,588
     8,092            Outback Steakhouse, Inc ....................     306,444
     3,295          * P.F. Chang's China Bistro, Inc .............     149,428
     1,700          * Papa John's International, Inc .............      42,177
     3,931          * Rare Hospitality International, Inc ........      97,921
     8,792            Ruby Tuesday, Inc ..........................     211,975
     5,450          * Ryan's Family Steak Houses, Inc ............      69,706
     4,990          * Sonic Corp .................................     126,147
     6,741          * The Cheesecake Factory, Inc ................     243,822
     2,568          * The Steak n Shake Co .......................      38,263
     3,804            Triarc Cos .................................      39,562
     1,902            Triarc Cos (Class A) .......................      19,153
    14,393            Wendy's International, Inc .................     464,894
    37,197          * Yum! Brands, Inc ...........................   1,101,775
                                                                  ------------
                      TOTAL EATING AND DRINKING PLACES               9,266,012
                                                                  ------------
EDUCATIONAL SERVICES--0.23%

    16,547          * Apollo Group, Inc (Class A) ................   1,092,598
     1,997          * Apollo Group, Inc (University
                        Of Phoenix Online ........................     132,960
    12,262          * Career Education Corp ......................     555,469
     5,807          * Corinthian Colleges, Inc ...................     331,928
     7,615          * DeVry, Inc .................................     180,171
     3,868          * Education Management Corp ..................     223,068
     5,674          * ITT Educational Services, Inc ..............     271,898
     1,300          * Learning Tree International, Inc ...........      21,801
     3,115          * Princeton Review, Inc ......................      20,029
     1,381            Strayer Education, Inc .....................     133,557
     4,100          * Sylvan Learning Systems, Inc ...............     111,848
                                                                  ------------
                      TOTAL EDUCATIONAL SERVICES                     3,075,327
                                                                  ------------
ELECTRIC, GAS, AND SANITARY SERVICES--3.48%
    54,233          * AES Corp ...................................     402,416
     8,400            AGL Resources, Inc .........................     236,628
    16,358          * Allegheny Energy, Inc ......................     149,512
    11,011            Allete, Inc ................................     301,481
    13,435            Alliant Energy Corp ........................     295,570
    20,998          * Allied Waste Industries, Inc ...............     226,778
    20,755            Ameren Corp ................................     890,597
    51,090            American Electric Power Co, Inc ............   1,532,700
     2,278            American States Water Co ...................      53,692
    23,956          * Aquila, Inc ................................      80,971
     6,450            Atmos Energy Corp ..........................     154,413
     6,700            Avista Corp ................................     104,386
     3,176            Black Hills Corp ...........................      98,011
     1,834            California Water Service Group .............      47,336
    47,438          * Calpine Corp ...............................     231,972
     1,400            Cascade Natural Gas Corp ...................      27,440
     2,200          * Casella Waste Systems, Inc (Class A) .......      27,324
    35,175            Centerpoint Energy, Inc ....................     322,555
     1,542            Central Vermont Public Service Corp ........      34,202
     2,260            CH Energy Group, Inc .......................      99,440
       727            Chesapeake Utilities Corp ..................      16,663
    22,662            Cinergy Corp ...............................     831,695
    35,334          * Citizens Communications Co .................     396,094
     1,018          * Clean Harbors, Inc .........................       4,327
     5,757            Cleco Corp .................................      94,069
    17,699          * CMS Energy Corp ............................     130,442
     1,036            Connecticut Water Service, Inc .............      27,962
    28,483            Consolidated Edison, Inc ...................   1,160,967
    21,129            Constellation Energy Group, Inc ............     755,996
    41,777            Dominion Resources, Inc ....................   2,585,996
    16,395            DPL, Inc ...................................     281,174
    20,952            DTE Energy Co ..............................     772,919
   116,591            Duke Energy Corp ...........................   2,076,486
     9,965            Duquesne Light Holdings, Inc ...............     153,860
       994          * Duratek, Inc ...............................       8,866
    36,004          * Dynegy, Inc (Class A) ......................     129,614
    39,305          * Edison International .......................     750,726
    73,975            El Paso Corp ...............................     540,018
     6,646          * El Paso Electric Co ........................      76,761
     3,361            Empire District Electric Co ................      73,942
     4,515            Energen Corp ...............................     163,353
    19,462            Energy East Corp ...........................     436,533
       572            EnergySouth, Inc ...........................      18,464
    29,226            Entergy Corp ...............................   1,582,588
     8,300            Equitable Resources, Inc ...................     341,130
    42,261            Exelon Corp ................................   2,683,574
    34,898            FirstEnergy Corp ...........................   1,113,246
    23,890            FPL Group, Inc .............................   1,509,848
     9,022            Great Plains Energy, Inc ...................     273,547
     4,800            Hawaiian Electric Industries, Inc ..........     208,944
     5,000            Idacorp, Inc ...............................     127,500
    20,082            KeySpan Corp ...............................     704,477
    12,156            Kinder Morgan, Inc .........................     656,546
     2,481            Laclede Group, Inc .........................      67,012
     9,300            MDU Resources Group, Inc ...................     314,154
     2,031            MGE Energy, Inc ............................      61,458
       950            Middlesex Water Co .........................      23,285
     9,449            National Fuel Gas Co .......................     215,910
     3,594            New Jersey Resources Corp ..................     129,528
     5,768            Nicor, Inc .................................     202,688
    34,618            NiSource, Inc ..............................     691,687
       180          * NiSource, Inc (Sails) ......................         425
    15,820            Northeast Utilities ........................     283,494
     3,300            Northwest Natural Gas Co ...................      95,700
     6,714            NSTAR ......................................     318,915
     2,303            NUI Corp ...................................      34,430
    10,878            OGE Energy Corp ............................     245,734
    11,636            Oneok, Inc .................................     234,698
     3,484            Otter Tail Corp ............................      91,072
     4,800            Peoples Energy Corp ........................     198,624
    19,608            Pepco Holdings, Inc ........................     338,826
    50,609          * PG&E Corp ..................................   1,209,555
     9,072            Philadelphia Suburban Corp .................     218,454
     4,191            Piedmont Natural Gas Co, Inc ...............     163,449
    10,389            Pinnacle West Capital Corp .................     368,810
     4,987            PNM Resources, Inc .........................     139,835
    21,425            PPL Corp ...................................     877,354
    28,409            Progress Energy, Inc .......................   1,263,064
       328          * Progress Energy, Inc (Cvo) .................         148
    29,048            Public Service Enterprise Group, Inc .......   1,220,016
    12,003            Puget Energy, Inc ..........................     269,227
    10,495            Questar Corp ...............................     323,351

                        SEE NOTES TO FINANCIAL STATEMENTS


                     2003 ANNUAL REPORT  TIAA-CREF Institutional Mutual Funds 89

 Statement of Investments - INSTITUTIONAL EQUITY INDEX FUND - September 30, 2003
--------------------------------------------------------------------------------

SHARES                                                                   VALUE
--------------------------------------------------------------------------------

ELECTRIC, GAS, AND SANITARY SERVICES--(CONTINUED)
    37,255          * Reliant Resources, Inc .....................$    190,746
    19,193            Republic Services, Inc .....................     434,530
     1,926            Resource America, Inc (Class A) ............      22,881
    13,626            SCANA Corp .................................     466,691
     2,467            SEMCO Energy, Inc ..........................      11,348
    23,232            Sempra Energy ..............................     682,092
    15,261          * Sierra Pacific Resources ...................      74,016
       279            SJW Corp ...................................      23,576
     1,700            South Jersey Industries, Inc ...............      64,345
    93,915            Southern Co ................................   2,753,588
     7,450          * Southern Union Co ..........................     126,657
     4,210            Southwest Gas Corp .........................      95,567
     1,695            Southwest Water Co .........................      23,849
     4,385          * Stericycle, Inc ............................     206,840
    23,112            TECO Energy, Inc ...........................     319,408
     1,988            Texas Genco Holdings, Inc ..................      47,314
    40,585            TXU Corp ...................................     956,183
     5,550            UGI Corp ...................................     160,562
     1,551            UIL Holdings Corp ..........................      54,269
     3,988            Unisource Energy Corp ......................      75,852
     9,933            Vectren Corp ...............................     234,617
     3,679          * Waste Connections, Inc .....................     129,096
    76,423            Waste Management, Inc ......................   1,999,990
     7,040            Westar Energy, Inc .........................     129,888
     2,454            Western Gas Resources, Inc .................      93,252
     6,366            WGL Holdings, Inc ..........................     175,574
    63,537            Williams Cos, Inc ..........................     598,528
    14,461            Wisconsin Energy Corp ......................     442,073
     4,200            WPS Resources Corp .........................     173,040
    51,348            Xcel Energy, Inc ...........................     794,354
                                                                   -----------
                      TOTAL ELECTRIC, GAS, AND SANITARY SERVICES    47,167,380
                                                                   -----------

 ELECTRONIC AND OTHER ELECTRIC EQUIPMENT--8.28%

     3,024          * Actel Corp .................................      72,485
   105,660          * ADC Telecommunications, Inc ................     246,188
     2,571            Adtran, Inc ................................     157,294
     2,845          * Advanced Energy Industries, Inc ............      53,685
    11,040          * Advanced Fibre Communications, Inc .........     231,509
    46,172          * Advanced Micro Devices, Inc ................     512,971
     8,264          * Aeroflex, Inc ..............................      73,136
    20,991          * Agere Systems, Inc (Class A) ...............      64,442
   178,668          * Agere Systems, Inc (Class B) ...............     516,351
     4,700          * Alliance Semiconductor Corp ................      25,568
    49,095          * Altera Corp ................................     927,896
    21,667            American Power Conversion Corp .............     371,372
     4,459            Ametek, Inc ................................     191,113
    11,988          * Amkor Technology, Inc ......................     170,349
     2,512          * Amphenol Corp (Class A) ....................     130,750
    47,550          * Analog Devices, Inc ........................   1,807,851
     2,898          * Anaren Microwave, Inc ......................      36,978
     2,493            Applica, Inc ...............................      15,083
    39,563          * Applied Micro Circuits Corp ................     192,672
     1,141            Applied Signal Technology, Inc .............      22,763
     9,100          * Arris Group, Inc ...........................      52,325
     3,800          * Artesyn Technologies, Inc ..................      28,804
     2,400          * Artisan Components, Inc ....................      40,344
    52,467          * Atmel Corp .................................     210,393
     3,573          * ATMI, Inc ..................................      90,290
     7,800          * Avanex Corp ................................      37,830
     6,867            AVX Corp ...................................      94,009
     4,263            Baldor Electric Co .........................      89,992
     1,167            Bel Fuse, Inc (Class B) ....................      30,832
     3,115          * Benchmark Electronics, Inc .................     131,671
       700          * Brillian Corp ..............................       6,307
    27,187          * Broadcom Corp (Class A) ....................     723,718
     3,592            C&D Technologies, Inc ......................      67,961
       729          * Catapult Communications Corp ...............       9,171
     4,889          * C-COR.net Corp .............................      32,267
     5,965          * Centillium Communications, Inc .............      42,173
       918          * Ceradyne, Inc ..............................      23,749
     4,900          * Checkpoint Systems, Inc ....................      77,420
     7,255          * ChipPAC, Inc ...............................      42,732
    59,907          * CIENA Corp .................................     354,050
     1,477          * Comtech Telecommunications .................      35,315
    22,474          * Comverse Technology, Inc ...................     336,211
    34,893          * Conexant Systems, Inc ......................     197,494
    21,400          * Corvis Corp ................................      27,392
     9,500          * Cree, Inc ..................................     175,940
     3,357            CTS Corp ...................................      41,325
     2,200            Cubic Corp .................................      55,264
    16,692          * Cypress Semiconductor Corp .................     295,115
       539          * Diodes, Inc ................................      11,098
     3,374          * Ditech Communications Corp .................      29,624
     1,722          * Drexler Technology Corp ....................      24,142
     2,891          * DSP Group, Inc .............................      72,015
     1,806          * Dupont Photomasks, Inc .....................      41,014
     3,694          * Electro Scientific Industries, Inc .........      77,833
    54,760            Emerson Electric Co ........................   2,883,114
     2,150          * Emerson Radio Corp .........................       8,063
     1,301          * EMS Technologies, Inc ......................      22,091
    11,935          * Energizer Holdings, Inc ....................     438,886
     1,773          * Energy Conversion Devices, Inc .............      18,634
     6,109          * Entegris, Inc ..............................      69,032
     4,600          * ESS Technology, Inc ........................      49,588
     5,310          * Exar Corp ..................................      75,030
    14,761          * Fairchild Semiconductor International, Inc .     244,737
    17,719          * Finisar Corp ...............................      39,868
       846            Franklin Electric Co, Inc ..................      47,105
     3,700          * FuelCell Energy, Inc .......................      43,290
    29,738          * Gemstar-TV Guide International, Inc ........     140,661
 1,302,756            General Electric Co ........................  38,835,156
     4,063          * Genesis Microchip, Inc .....................      45,546
     1,543          * Genlyte Group, Inc .........................      68,694
    15,412          * GlobespanVirata, Inc .......................     111,275
     6,162          * GrafTech International Ltd .................      49,296
     3,191            Harman International Industries, Inc .......     313,835
     8,778          * Harmonic, Inc ..............................      55,038
     8,758            Harris Corp ................................     313,449
     3,398            Helix Technology Corp ......................      55,625
       700          * Hexcel Corp ................................       4,130
     6,483            Hubbell, Inc (Class B) .....................     236,565
     3,389          * Hutchinson Technology, Inc .................     112,176
     1,500          * Inet Technologies, Inc .....................      19,410
     1,981          * Innovex, Inc ...............................      19,711
     8,170          * Integrated Circuit Systems, Inc ............     245,427
    13,704          * Integrated Device Technology, Inc ..........     170,204
     2,700          * Integrated Silicon Solution, Inc ...........      26,865
   851,705            Intel Corp .................................  23,430,405
     7,248          * Interdigital Communications Corp ...........     108,720
     8,579          * International Rectifier Corp ...............     321,198
    17,165            Intersil Corp (Class A) ....................     408,527
     2,674            Inter-Tel, Inc .............................      65,647
     4,445          * InterVoice, Inc ............................      39,738
     2,246          * IXYS Corp ..................................      21,045
    20,169          * Jabil Circuit, Inc .........................     525,402
   169,661          * JDS Uniphase Corp ..........................     610,780
     2,995          * JNI Corp ...................................      20,815
    11,583          * Kemet Corp .................................     147,567
     7,851          * Kopin Corp .................................      54,407
     9,263          * L-3 Communications Holdings, Inc ...........     400,625

                        SEE NOTES TO FINANCIAL STATEMENTS


90 TIAA-CREF Institutional Mutual Funds  2003 ANNUAL REPORT

 Statement of Investments - INSTITUTIONAL EQUITY INDEX FUND - September 30, 2003
--------------------------------------------------------------------------------

SHARES                                                                   VALUE
--------------------------------------------------------------------------------

ELECTRONIC AND OTHER ELECTRIC EQUIPMENT--(CONTINUED)
    13,499          * Lattice Semiconductor Corp .................$     95,978
       652          * Lifeline Systems, Inc ......................      20,564
    41,015            Linear Technology Corp .....................   1,468,747
     2,970          * Littelfuse, Inc ............................      68,310
     1,611            LSI Industries, Inc ........................      22,699
    48,248          * LSI Logic Corp .............................     433,750
     2,113          * Manufacturers Services Ltd .................      10,565
     3,630          * Mattson Technology, Inc ....................      32,888
    41,950            Maxim Integrated Products, Inc .............   1,657,025
    10,465            Maytag Corp ................................     261,311
    13,408          * McData Corp (Class A) ......................     160,506
     1,629          * Medis Technologies Ltd .....................      16,600
     7,877          * MEMC Electronic Materials, Inc .............      85,938
     2,646          * Mercury Computer Systems, Inc ..............      56,439
     5,400            Methode Electronics, Inc (Class A) .........      63,774
       387          * Metrologic Instruments, Inc ................      13,928
     8,493          * Micrel, Inc ................................     103,530
    25,430            Microchip Technology, Inc ..................     608,794
    70,269          * Micron Technology, Inc .....................     943,010
     4,200          * Microsemi Corp .............................      64,008
        90          * MIPS Technologies, Inc (Class B) ...........         361
    15,733            Molex, Inc .................................     449,806
     2,934          * Monolithic System Technology, Inc ..........      24,675
     1,897          * Moog, Inc (Class A) ........................      74,362
   300,948            Motorola, Inc ..............................   3,602,348
    13,200          * MRV Communications, Inc ....................      37,092
     4,854          * Mykrolis Corp ..............................      58,928
       500            National Presto Industries, Inc ............      17,170
    23,573          * National Semiconductor Corp ................     761,172
     7,212          * New Focus, Inc .............................      32,382
    19,440          * Novellus Systems, Inc ......................     656,100
    20,098          * Nvidia Corp ................................     319,779
     2,957          * Omnivision Technologies, Inc ...............     124,904
     2,800          * ON Semiconductor Corp ......................      11,480
    14,387          * Oplink Communications, Inc .................      36,399
     2,064          * Optical Communication Products, Inc ........       4,871
     1,682          * OSI Systems, Inc ...........................      29,099
     2,053            Park Electrochemical Corp ..................      46,706
     1,979          * Parthusceva, Inc ...........................      17,000
     3,238          * Pemstar, Inc ...............................      11,527
     2,400          * Pericom Semiconductor Corp .................      24,000
     4,200          * Photronics, Inc ............................      89,292
     4,490          * Pixelworks, Inc ............................      38,704
     5,435          * Plantronics, Inc ...........................     129,733
     5,326          * Plexus Corp ................................      82,766
     4,000          * Plug Power, Inc ............................      20,604
    21,388          * PMC-Sierra, Inc ............................     282,129
    13,205          * Polycom, Inc ...............................     219,335
       700          * Powell Industries, Inc .....................      11,760
     3,500          * Power Integrations, Inc ....................     116,340
     6,162          * Power-One, Inc .............................      63,407
    10,069          * Powerwave Technologies, Inc ................      66,657
    15,843          * Proxim Corp (Class A) ......................      23,606
    11,825          * QLogic Corp ................................     555,893
   102,664            Qualcomm, Inc ..............................   4,274,929
    10,787          * Rambus, Inc ................................     181,006
       859            Raven Industries, Inc ......................      21,174
     4,525          * Rayovac Corp ...............................      66,065
     3,100            Regal-Beloit Corp ..........................      63,240
     6,600          * Remec, Inc .................................      67,320
    21,394          * RF Micro Devices, Inc ......................     198,750
       814            Richardson Electronics Ltd .................       8,628
    23,121            Rockwell Collins, Inc ......................     583,805
     2,200          * Rogers Corp ................................      68,244
    66,000          * Sanmina-SCI Corp ...........................     640,200
     5,644          * SBA Communications Corp ....................      18,061
     1,900          * SBS Technologies, Inc ......................      20,615
    20,463            Scientific-Atlanta, Inc ....................     637,422
     3,900          * Seachange International, Inc ...............      48,867
     7,805          * Semtech Corp ...............................     144,080
     6,600          * Silicon Image, Inc .........................      29,766
     3,794          * Silicon Laboratories, Inc ..................     170,540
    11,800          * Silicon Storage Technology, Inc ............     103,250
       700          * Siliconix, Inc .............................      35,168
     3,227          * Sipex Corp .................................      25,332
   109,358          * Sirius Satellite Radio, Inc ................     200,125
    18,146          * Skyworks Solutions, Inc ....................     165,129
     2,256            Smith (A.O.) Corp ..........................      63,191
    25,468          * Sonus Networks, Inc ........................     176,493
     2,084          * Spectralink Corp ...........................      38,929
     1,700          * Standard Microsystems Corp .................      45,866
     1,400          * Stoneridge, Inc ............................      20,594
     9,344          * Stratex Networks, Inc ......................      35,974
     6,436          * Superconductor Technologies ................      25,293
     1,400          * Supertex, Inc ..............................      25,116
    21,789          * Sycamore Networks, Inc .....................     106,766
     2,100          * Synaptics, Inc .............................      22,596
     5,046          * Technitrol, Inc ............................      92,897
     5,800          * Tekelec ....................................      90,538
    53,001          * Tellabs, Inc ...............................     359,877
    12,667          * Tellium, Inc ...............................      17,860
     8,310          * Terayon Communication Systems, Inc .........      47,783
   225,485            Texas Instruments, Inc .....................   5,141,058
     5,157          * Thomas & Betts Corp ........................      81,738
     2,800          * Three-Five Systems, Inc ....................      15,428
     2,400          * Tollgrade Communications, Inc ..............      38,568
    14,526          * Transmeta Corp .............................      40,673
    17,830          * Triquint Semiconductor, Inc ................      99,848
     2,700          * TTM Technologies, Inc ......................      38,556
     4,500          * Turnstone Systems, Inc .....................      12,915
       800          * Ulticom, Inc ...............................       8,424
     2,100          * Universal Display Corp .....................      21,819
     1,800          * Universal Electronics, Inc .................      20,700
     8,393          * Utstarcom, Inc .............................     266,981
     6,449          * Valence Technology, Inc ....................      21,991
     4,200          * Varian Semiconductor Equipment
                        Associates, Inc...........................     157,290
    11,686          * Verso Technologies, Inc ....................      43,823
         4          * Vialta, Inc ................................           1
     3,100          * Viasat, Inc ................................      55,211
     2,266          * Vicor Corp .................................      21,595
     1,639          * Virage Logic Corp ..........................      12,456
    20,624          * Vishay Intertechnology, Inc ................     361,350
    26,783          * Vitesse Semiconductor Corp .................     171,411
     5,768          * Westell Technologies, Inc ..................      43,202
     8,711            Whirlpool Corp .............................     590,344
     3,169          * White Electronic Designs Corp ..............      34,067
     2,869          * Wilson Greatbatch Technologies, Inc ........     103,427
     1,274          Woodhead Industries, Inc .....................      19,174
     3,100          * Xicor, Inc .................................      28,799
    43,932          * Xilinx, Inc ................................   1,252,501
                                                                   -----------
                      TOTAL ELECTRONIC AND OTHER ELECTRIC
                      EQUIPMENT                                    112,217,243
                                                                   -----------
 ENGINEERING AND MANAGEMENT SERVICES--0.80%
     1,950          * aaiPharma, Inc .............................      33,365
       677          * Advisory Board Co ..........................      30,770
     7,661          * Affymetrix, Inc ............................     160,804
     3,300          * Antigenics, Inc ............................      40,260
     9,587          * Applera Corp (Celera Genomics Group) .......     112,072
     4,543          * Ariad Pharmaceuticals, Inc .................      27,349
    22,749          * BearingPoint, Inc ..........................     181,537

                       SEE NOTES TO FINANCIAL STATEMENTS


                     2003 ANNUAL REPORT  TIAA-CREF Institutional Mutual Funds 91

 Statement of Investments - INSTITUTIONAL EQUITY INDEX FUND - September 30, 2003
--------------------------------------------------------------------------------

SHARES                                                                   VALUE
--------------------------------------------------------------------------------

 ENGINEERING AND MANAGEMENT SERVICES--(CONTINUED)

       431          * Bioreliance Corp ...........................$     11,016
    10,286          * Celgene Corp ...............................     445,692
    13,254          * Century Business Services, Inc .............      56,197
       881          * Charles River Associates, Inc ..............      25,135
     2,798          * Ciphergen Biosystems, Inc ..................      34,555
     1,500          * Cornell Cos, Inc ...........................      24,675
     5,100          * Corporate Executive Board Co ...............     239,445
     4,561          * Corrections Corp Of America ................     112,520
     8,180          * Covance, Inc ...............................     183,068
     7,800          * CuraGen Corp ...............................      39,234
     3,684          * CV Therapeutics, Inc .......................      81,048
     6,158          * Decode Genetics, Inc .......................      29,004
     1,302          * Digitas, Inc ...............................       9,453
     4,647          * Diversa Corp ...............................      36,014
     2,918          * eResearch Technology, Inc ..................     101,634
     1,905          * Exact Sciences Corp ........................      25,718
     7,266          * Exelixis, Inc ..............................      51,879
     5,923          * Exult, Inc .................................      47,621
     2,094          * First Consulting Group, Inc ................      10,428
    10,131            Fluor Corp .................................     378,190
     1,600          * Forrester Research, Inc ....................      22,928
     5,367          * FTI Consulting, Inc ........................      93,117
    11,612          * Gartner, Inc (Class A) .....................     127,964
       104          * Gartner, Inc (Class B) .....................       1,133
     4,000          * Gene Logic, Inc ............................      18,800
     1,100          * Genencor International, Inc ................      17,259
     3,101          * Gen-Probe, Inc .............................     167,981
    55,662            Halliburton Co .............................   1,349,804
     2,400          * Hewitt Associates, Inc .....................      58,440
     9,943          * Incyte Corp ................................      45,837
     6,300          * Jacobs Engineering Group, Inc ..............     284,130
     2,000          * Kosan Biosciences, Inc .....................      15,920
     1,162            Landauer, Inc ..............................      41,170
     5,600          * Lexicon Genetics, Inc ......................      28,896
     2,600          * Luminex Corp ...............................      17,550
     1,910          * MAXIMUS, Inc ...............................      65,800
     3,928          * Maxygen, Inc ...............................      40,066
    33,333            Monsanto Co ................................     797,992
    16,528            Moody's Corp ...............................     908,544
       800          * MTC Technologies, Inc ......................      18,560
     3,900          * Myriad Genetics, Inc .......................      44,304
     7,000          * Navigant Consulting, Inc ...................      86,170
     1,697          * Neopharm, Inc ..............................      25,458
     1,102          * Newtek Business Services, Inc ..............       5,444
     2,600          * Parexel International Corp .................      39,832
    42,724            Paychex, Inc ...............................   1,449,625
     3,466          * Per-Se Technologies, Inc ...................      55,456
     6,253          * Pharmaceutical Product Development, Inc ....     150,009
     2,741          * Pharmacopeia, Inc ..........................      34,808
     2,318          * PracticeWorks, Inc .........................      49,767
     4,063          * PRG-Schultz International, Inc .............      23,078
    10,086          * Quest Diagnostics, Inc .....................     611,615
     3,030          * Regeneration Technologies, Inc .............      27,422
     4,461          * Regeneron Pharmaceuticals, Inc .............      78,826
     3,562          * Repligen Corp ..............................      19,199
     1,406          * Research Frontiers, Inc ....................      16,125
     2,366          * Resources Connection, Inc ..................      57,749
     2,530          * Right Management Consultants, Inc ..........      45,742
     6,690          * Savient Pharmaceuticals, Inc ...............      33,785
     2,749          * Seattle Genetics, Inc ......................      16,686
    38,951            Servicemaster Co ...........................     399,637
       677          * SFBC International, Inc ....................      19,248
     2,583          * Sourcecorp .................................      60,055
     3,200          * Symyx Technologies, Inc ....................      68,928
     1,000          * Tejon Ranch Co .............................      33,300
     4,686          * Telik, Inc .................................      93,954
     6,100          * Tetra Tech, Inc ............................     121,451
     4,573          * Transkaryotic Therapies, Inc ...............      47,788
     1,530          * TRC Cos, Inc ...............................      25,184
     1,781          * Trimeris, Inc ..............................      44,828
     5,802          * Tularik, Inc ...............................      57,208
     8,322          * U.S. Oncology, Inc .........................      60,834
     3,745          * URS Corp ...................................      72,653
     2,029          * Washington Group International, Inc ........      54,682
     4,309          * Watson Wyatt & Co Holdings .................      96,996
                                                                    ----------
                      TOTAL ENGINEERING AND MANAGEMENT SERVICES     10,778,420
                                                                    ----------
 FABRICATED METAL PRODUCTS--0.61%
     5,053          * Alliant Techsystems, Inc ...................     242,797
     7,321            Ball Corp ..................................     395,334
     1,500            CIRCOR International, Inc ..................      28,800
     6,743            Crane Co ...................................     157,854
    20,464          * Crown Holdings, Inc ........................     138,132
    14,672            Danaher Corp ...............................   1,083,674
       699          * Drew Industries, Inc .......................      12,938
    19,024            Fortune Brands, Inc ........................   1,079,612
     4,028          * Griffon Corp ...............................      72,343
       800          * Gulf Island Fabrication, Inc ...............      12,032
     5,333            Harsco Corp ................................     205,161
    33,510            Illinois Tool Works, Inc ...................   2,220,373
     2,006          * Intermagnetics General Corp ................      44,854
    11,121          * Jacuzzi Brands, Inc ........................      68,950
    61,422            Masco Corp .................................   1,503,611
     1,090            Material Sciences Corp .....................      11,140
     1,727          * Mobile Mini, Inc ...........................      33,314
     2,700          * NCI Building Systems, Inc ..................      53,730
     4,689          * Raytech Corp ...............................      16,458
     4,600          * Shaw Group, Inc ............................      48,346
     1,100          * Silgan Holdings, Inc .......................      35,200
     1,916          * Simpson Manufacturing Co, Inc ..............      78,345
     7,767            Snap-On, Inc ...............................     214,758
     1,910          * SPS Technologies, Inc ......................      85,950
     8,914            Stanley Works ..............................     263,141
     2,200            Sturm Ruger & Co, Inc ......................      22,704
     6,954          * Tower Automotive, Inc ......................      31,293
     1,562            Valmont Industries, Inc ....................      30,912
     2,499            Watts Industries, Inc (Class A) ............      44,032
                                                                    ----------
                      TOTAL FABRICATED METAL PRODUCTS                8,235,788
                                                                    ----------
 FOOD AND KINDRED PRODUCTS--3.40%
     2,265          * American Italian Pasta Co (Class A) ........      87,633
   108,748            Anheuser-Busch Cos, Inc ....................   5,365,626
    67,589            Archer Daniels Midland Co ..................     886,092
     1,200          * Boston Beer Co, Inc (Class A) ..............      19,104
    28,925            Campbell Soup Co ...........................     766,513
       400            Coca-Cola Bottling Co Consolidated .........      20,060
   279,288            Coca-Cola Co ...............................  11,998,212
    29,517            Coca-Cola Enterprises, Inc .................     562,594
    69,446            Conagra Foods, Inc .........................   1,475,054
    10,856          * Constellation Brands, Inc (Class A) ........     330,999
     3,459            Coors (Adolph) Co (Class B) ................     185,956
     4,618            Corn Products International, Inc ...........     147,083
     7,280          * Darling International, Inc .................      19,292
    17,440          * Dean Foods Co ..............................     541,163
    24,603          * Del Monte Foods Co .........................     214,292
       135            Farmer Brothers Co .........................      43,242
     4,167            Flowers Foods, Inc .........................      95,008
    48,179            General Mills, Inc .........................   2,267,786
    46,045            H.J. Heinz Co ..............................   1,578,423
    12,104          * Hercules, Inc ..............................     137,138
    11,434            Hershey Foods Corp .........................     831,023

                        SEE NOTES TO FINANCIAL STATEMENTS


92 TIAA-CREF Institutional Mutual Funds  2003 ANNUAL REPORT

 Statement of Investments - INSTITUTIONAL EQUITY INDEX FUND - September 30, 2003
--------------------------------------------------------------------------------

SHARES                                                                   VALUE
--------------------------------------------------------------------------------

FOOD AND KINDRED PRODUCTS--(CONTINUED)

     1,049          * Horizon Organic Holding Corp ...............$     25,113
     9,684            Hormel Foods Corp ..........................     222,538
     2,400          * International Multifoods Corp ..............      56,040
     5,366            Interstate Bakeries Corp ...................      80,490
       700          * J & J Snack Foods Corp .....................      24,360
     6,112            J.M. Smucker Co ............................     257,682
    31,496            Kellogg Co .................................   1,050,392
    35,969            Kraft Foods, Inc (Class A) .................   1,061,086
     3,800            Lancaster Colony Corp ......................     151,126
     3,800            Lance, Inc .................................      37,772
     1,328          * M&F Worldwide Corp .........................      12,789
    18,037            McCormick & Co, Inc (Non-Vote) .............     494,575
       300          * National Beverage Corp .....................       4,530
     1,431          * Peets Coffee & Tea, Inc ....................      27,976
    21,548            Pepsi Bottling Group, Inc ..................     443,458
    10,112            PepsiAmericas Inc ..........................     146,523
   223,850            PepsiCo, Inc ...............................  10,259,046
     1,600            Pilgrim's Pride Corp (Class B) .............      20,000
     4,102          * Ralcorp Holdings, Inc ......................     113,625
       700            Riviana Foods, Inc .........................      19,880
     1,000          * Robert Mondavi Corp (Class A) ..............      30,980
       800            Sanderson Farms, Inc .......................      25,168
   100,141            Sara Lee Corp ..............................   1,838,589
     5,596            Sensient Technologies Corp .................     117,516
    13,109          * Smithfield Foods, Inc ......................     251,693
     3,262            Tootsie Roll Industries, Inc ...............     101,122
     5,700            Topps Co, Inc ..............................      55,575
    30,096            Tyson Foods, Inc (Class A) .................     425,270
    20,796            Wrigley (Wm.) Jr Co ........................   1,150,019
                                                                    ----------
                      TOTAL FOOD AND KINDRED PRODUCTS               46,077,226
                                                                    ----------
FOOD STORES--0.46%
     2,602          * 7-Eleven, Inc ..............................      35,725
    44,694            Albertson's, Inc ...........................     919,356
       181            Arden Group, Inc (Class A) .................      11,132
     1,891          * Great Atlantic & Pacific Tea Co, Inc .......      15,336
     1,200            Ingles Markets, Inc (Class A) ..............      11,760
    99,599          * Kroger Co ..................................   1,779,834
     3,701          * Panera Bread Co (Class A) ..................     151,593
       692          * Pantry, Inc ................................       8,366
     4,237          * Pathmark Stores, Inc .......................      29,532
     3,299            Ruddick Corp ...............................      51,266
    56,184          * Safeway, Inc ...............................   1,288,861
    51,132          * Starbucks Corp .............................   1,472,602
     1,221            Weis Markets, Inc ..........................      41,526
     6,300          * Whole Foods Market, Inc ....................     347,634
     2,259          * Wild Oats Markets, Inc .....................      24,691

     8,673            Winn-Dixie Stores, Inc .....................      83,694
                                                                    ----------
                      TOTAL FOOD STORES                              6,272,908
                                                                    ----------
FORESTRY--0.12%
    28,313            Weyerhaeuser Co ............................   1,654,895
                                                                    ----------
                      TOTAL FORESTRY                                 1,654,895
                                                                    ----------
 FURNITURE AND FIXTURES--0.32%
     1,311            Bassett Furniture Industries, Inc ..........      17,764
     4,246            Ethan Allen Interiors, Inc .................     152,856
     6,733          * Furniture Brands International, Inc ........     162,265
     9,789            Herman Miller, Inc .........................     222,896
     6,474            Hillenbrand Industries, Inc ................     365,263
     7,553            HON Industries, Inc ........................     279,159
       396            Hooker Furniture Corp ......................      13,848
    11,288            Johnson Controls, Inc ......................   1,067,845
     4,500            Kimball International, Inc (Class B) .......      65,970
     6,186            La-Z-Boy, Inc ..............................     137,329
     8,349          * Lear Corp ..................................     439,491
    25,197            Leggett & Platt, Inc .......................     545,011
    35,709            Newell Rubbermaid, Inc .....................     773,814
     2,556          * Select Comfort Corp ........................      67,734
       600            Stanley Furniture Co, Inc ..................      18,306
     3,151            Steelcase, Inc (Class A) ...................      37,119
                                                                    ----------
                      TOTAL FURNITURE AND FIXTURES                   4,366,670
                                                                    ----------
 FURNITURE AND HOME FURNISHINGS STORES--0.37%
    38,166          * Bed Bath & Beyond, Inc .....................   1,457,178
    33,743          * Best Buy Co, Inc ...........................   1,603,467
    27,000            Circuit City Stores, Inc (Circuit City Group)    257,310
     2,678          * Cost Plus, Inc .............................      98,872
     1,685          * Electronics Boutique Holdings Corp .........      48,140
     2,257          * EUniverse, Inc .............................       4,740
     2,745          * Gamestop Corp ..............................      43,646
     1,900          * Guitar Center, Inc .........................      61,104
     1,800            Haverty Furniture Cos, Inc .................      32,904
     2,601          * Intertan, Inc ..............................      23,799
       200          * Kirkland's, Inc ............................       3,206
     4,899          * Linens `n Things, Inc ......................     116,498
    12,446            Pier 1 Imports, Inc ........................     239,461
    22,449            RadioShack Corp ............................     637,776
     2,182          * Restoration Hardware, Inc ..................      12,677
     1,021          * Rex Stores Corp ............................      13,324
     4,382          * The Bombay Co, Inc .........................      43,163
     1,236          * Trans World Entertainment Corp .............       6,983
     2,603          * Tweeter Home Entertainment Group, Inc ......      19,991
     1,300          * Ultimate Electronics, Inc ..................      12,337
    11,576          * Williams-Sonoma, Inc .......................     312,320
                                                                    ----------
                      TOTAL FURNITURE AND HOMEFURNISHINGS STORES     5,048,896
                                                                    ----------
 GENERAL BUILDING CONTRACTORS--0.30%
     1,742          * Beazer Homes U.S.A., Inc ...................     147,025
       400            Brookfield Homes Corp ......................       7,412
     8,112            Centex Corp ................................     631,763
    14,983            D.R. Horton, Inc ...........................     489,944
       200          * Dominion Homes, Inc ........................       5,146
     2,096          * Hovnanian Enterprises, Inc (Class A) .......     134,920
     5,060            KB Home ....................................     301,880
       693            Lennar Corp ................................      51,961
     6,830            Lennar Corp (Class A) ......................     531,306
     1,562            M/I Schottenstein Homes, Inc ...............      61,965
     2,795            MDC Holdings, Inc ..........................     150,935
     1,300          * Meritage Corp ..............................      61,425
       783          * NVR, Inc ...................................     365,270
     1,800          * Palm Harbor Homes, Inc .....................      30,834
     2,136          * Perini Corp ................................      14,653
     5,989            Pulte Homes, Inc ...........................     407,312
     3,342            Ryland Group, Inc ..........................     244,334
     4,300            Standard-Pacific Corp ......................     162,970
       100          * Technical Olympic U.S.A., Inc ..............       2,750
     6,000          * Toll Brothers, Inc .........................     182,520
     2,900            Walter Industries, Inc .....................      31,117
     1,064          * WCI Communities, Inc .......................      17,556
       489          * William Lyon Homes, Inc ....................      24,523
                                                                    ----------
                      TOTAL GENERAL BUILDING CONTRACTORS             4,059,521
                                                                    ----------
 GENERAL MERCHANDISE STORES--2.61%
     5,485          * 99 Cents Only Stores .......................     177,385
    15,295          * Big Lots, Inc ..............................     241,814
     9,649          * BJ's Wholesale Club, Inc ...................     186,901
     1,536          * Brookstone, Inc ............................      30,459
     5,388            Casey's General Stores, Inc ................      75,594
    59,284          * Costco Wholesale Corp ......................   1,842,547
     9,045            Dillard's, Inc (Class A) ...................     126,449
    35,464            Dollar General Corp ........................     709,280
    14,949          * Dollar Tree Stores, Inc ....................     500,792

                       SEE NOTES TO FINANCIAL STATEMENTS


                      2003 ANNUAL REPORT TIAA-CREF Institutional Mutual Funds 93

 Statement of Investments - INSTITUTIONAL EQUITY INDEX FUND - September 30, 2003
--------------------------------------------------------------------------------

SHARES                                                                   VALUE
--------------------------------------------------------------------------------

 GENERAL MERCHANDISE STORES--(CONTINUED)
    20,010            Family Dollar Stores, Inc ..................  $  798,199
    24,192            Federated Department Stores, Inc ...........   1,013,645
     4,336            Fred's, Inc ................................     142,915
    34,830            J.C. Penney Co, Inc ........................     744,317
    37,544          * Kohl's Corp ................................   2,008,604
    36,107            May Department Stores Co ...................     889,315
     4,828          * Neiman Marcus Group, Inc (Class A) .........     201,328
        30          * Neiman Marcus Group, Inc (Class B) .........       1,174
    15,352          * Saks, Inc ..................................     177,009
    36,511            Sears Roebuck & Co .........................   1,596,626
     4,300          * ShopKo Stores, Inc .........................      64,500
     2,300          * Stein Mart, Inc ............................      12,581
   118,850            Target Corp ................................   4,472,326
     1,700          * Tuesday Morning Corp .......................      47,311
   346,272            Wal-Mart Stores, Inc .......................  19,339,291
                                                                    ----------
                      TOTAL GENERAL MERCHANDISE STORES              35,400,362
                                                                    ----------
 HEALTH SERVICES--0.78%
     6,224          * Accredo Health, Inc ........................     174,210
     1,705          * American Healthways, Inc ...................      71,593
     2,781          * Amsurg Corp ................................      91,745
     7,286          * Apria Healthcare Group, Inc ................     199,491
    11,537          * Beverly Enterprises, Inc ...................      68,299
    33,715          * Caremark Rx, Inc ...........................     761,959
     1,630          * Chronimed, Inc .............................      14,882
     6,586          * Community Health Systems, Inc ..............     142,916
       700          * Corvel Corp ................................      24,885
     5,683          * Coventry Health Care, Inc ..................     299,721
     4,233          * Cross Country Healthcare, Inc ..............      59,643
     2,126          * CryoLife, Inc ..............................      13,096
     1,293          * Curative Health Services, Inc ..............      23,106
     7,565          * DaVita, Inc ................................     240,794
     1,104          * Dynacq International, Inc ..................      19,956
     3,051          * Enzo Biochem, Inc ..........................      59,535
     8,102          * Express Scripts, Inc .......................     495,437
    12,271          * First Health Group Corp ....................     320,887
     3,869          * Genesis Health Ventures, Inc ...............      93,823
     3,362          * Gentiva Health Services, Inc ...............      38,663
    63,706            HCA, Inc ...................................   2,348,203
    30,508            Health Management Associates, Inc (Class A)      665,379
     8,200            Hooper Holmes, Inc .........................      54,530
       802          * IMPAC Medical Systems, Inc .................      14,348
     1,945          b* Impath, Inc ...............................       3,307
     2,692          * Inveresk Research Group, Inc ...............      53,436
     1,232          * Kindred Healthcare, Inc ....................      46,138
       965          * LabOne, Inc ................................      22,513
    18,752          * Laboratory Corp Of America Holdings ........     538,182
     5,200          * LifePoint Hospitals, Inc ...................     125,060
    13,866          * Lincare Holdings, Inc ......................     508,189
    11,858            Manor Care, Inc ............................     355,740
     1,208          * Matria Healthcare, Inc .....................      20,850
     3,701          * MIM Corp ...................................      27,758
     1,500          * National Healthcare Corp ...................      21,420
     4,165          * Odyssey HealthCare, Inc ....................     124,200
     2,250          * Option Care, Inc ...........................      27,023
     5,787          * Orthodontic Centers Of America, Inc ........      45,602
     2,957          * Pediatrix Medical Group, Inc ...............     136,170
     6,621          * Province Healthcare Co .....................      85,742
     2,065          * RehabCare Group, Inc .......................      35,208
     6,560          * Renal Care Group, Inc ......................     224,024
     3,102          * Select Medical Corp ........................      89,338
       905          * Specialty Laboratories, Inc ................      11,810
     2,366          * Sunrise Senior Living, Inc .................      62,060
    63,341          * Tenet Healthcare Corp ......................     917,178
     9,484          * Triad Hospitals, Inc .......................     287,206
     1,548          * U.S. Physical Therapy, Inc .................      18,934
     2,478          * United Surgical Partners International, Inc       70,127
     6,465          * Universal Health Services, Inc (Class B) ...     319,694
     1,498          * VistaCare, Inc (Class A) ...................      46,887
                                                                    ----------
                      TOTAL HEALTH SERVICES                         10,520,897
                                                                    ----------
 HEAVY CONSTRUCTION, EXCEPT BUILDING--0.01%
     4,527            Granite Construction, Inc ..................      84,564
     3,571          * Insituform Technologies, Inc (Class A) .....      63,421
                                                                    ----------
                      TOTAL HEAVY CONSTRUCTION, EXCEPT BUILDING        147,985
                                                                    ----------
 HOLDING AND OTHER INVESTMENT OFFICES--2.29%
     1,580          * 4Kids Entertainment, Inc ...................      33,338
     2,300            Acadia Realty Trust ........................      25,254
     1,371            Alabama National Bancorp ...................      65,123
       300          * Alexander's, Inc ...........................      31,650
     2,476            Alexandria Real Estate Equities, Inc .......     118,922
     1,751            Allegiant Bancorp, Inc .....................      35,370
    14,257            Allied Capital Corp ........................     350,580
    10,984            AMB Property Corp ..........................     338,417
     3,300            Amcore Financial, Inc ......................      83,028
       668            American Land Lease, Inc ...................      12,325
     1,051            American Mortgage Acceptance Co ............      17,384
       278          * American Realty Investors, Inc .............       2,791
     2,100            AMLI Residential Properties Trust ..........      55,020
    12,246            Annaly Mortgage Management, Inc ............     201,079
     6,248            Anthracite Capital, Inc ....................      60,293
     4,933            Anworth Mortgage Asset Corp ................      70,443
    11,886            Apartment Investment & Management Co (Class A)   467,833
     3,889          * Apex Mortgage Capital, Inc .................      20,923
    23,431            Archstone-Smith Trust ......................     618,110
     7,497            Arden Realty, Inc ..........................     209,316
     2,500            Associated Estates Realty Corp .............      16,300
     7,686            AvalonBay Communities, Inc .................     359,705
     2,100            Bedford Property Investors, Inc ............      54,495
     8,857            Boston Properties, Inc .....................     385,014
     2,259          * Boykin Lodging Co ..........................      18,614
     3,429            Brandywine Realty Trust ....................      88,091
     6,159            BRE Properties, Inc (Class A) ..............     203,124
     7,366            Brookline Bancorp, Inc .....................     108,428
       454            BRT Realty Trust ...........................       8,662
     4,799            Camden Property Trust ......................     184,426
     3,214            Capital Automotive REIT ....................      98,059
       994            Capitol Bancorp Ltd ........................      26,590
     1,200            Capstead Mortgage Corp .....................      14,916
     6,801            CarrAmerica Realty Corp ....................     203,010
     2,674            CBL & Associates Properties, Inc ...........     133,433
     3,061            Centerpoint Properties Trust ...............     208,485
     2,775            Chateau Communities, Inc ...................      82,584
     4,515            Chelsea Property Group, Inc ................     216,269
       803          * Cherokee, Inc ..............................      17,024
     2,340            Colonial Properties Trust ..................      84,310
     5,224            Commercial Net Lease Realty, Inc ...........      88,965
     1,270            Community Banks, Inc .......................      42,054
     5,368            Community First Bankshares, Inc ............     141,876
     1,488            Connecticut Bancshares, Inc ................      76,260
     6,834            Cornerstone Realty Income Trust, Inc .......      55,219
     3,785            Corporate Office Properties Trust ..........      70,060
       944            Correctional Properties Trust ..............      23,553
     4,811            Cousins Properties, Inc ....................     133,505
     9,911            Crescent Real Estate Equities Co ...........     143,710
     1,610          * Criimi MAE, Inc ............................      16,712
       165            Cross Timbers Royalty Trust ................       3,465
     4,200            Crown American Realty Trust ................      49,980
     9,688            Developers Diversified Realty Corp .........     289,381
    17,950            Duke Realty Corp ...........................     524,140
     1,994            Eastgroup Properties, Inc ..................      55,393

                       SEE NOTES TO FINANCIAL STATEMENTS


94  TIAA-CREF Institutional Mutual Funds  2003 ANNUAL REPORT

 Statement of Investments - INSTITUTIONAL EQUITY INDEX FUND - September 30, 2003
--------------------------------------------------------------------------------

SHARES                                                                   VALUE
--------------------------------------------------------------------------------

HOLDING AND OTHER INVESTMENT OFFICES--(CONTINUED)
     2,452            Entertainment Properties Trust .............  $   73,560
     6,000            Equity Inns, Inc ...........................      45,180
    53,242            Equity Office Properties Trust .............   1,465,752
     3,800            Equity One, Inc ............................      64,600
    35,349            Equity Residential .........................   1,035,019
     2,190            Essex Property Trust, Inc ..................     137,335
     5,700            Federal Realty Investment Trust ............     210,102
     6,599          * FelCor Lodging Trust, Inc ..................      68,366
       642            First Defiance Financial Corp ..............      14,959
     1,375            First Indiana Corp .........................      25,438
     5,200            First Industrial Realty Trust, Inc .........     166,764
     7,555            First Niagara Financial Group, Inc .........     114,081
     1,726            First Place Financial Corp .................      30,637
     8,608            Fremont General Corp .......................     109,408
    11,891            Friedman Billings Ramsey Group, Inc ........     205,120
     3,249            Gables Residential Trust ...................     105,008
     9,384            General Growth Properties, Inc .............     672,833
     1,087            German American Bancorp ....................      19,088
     1,143            Gladstone Capital Corp .....................      22,231
     1,601            Glenborough Realty Trust, Inc ..............      30,195
     4,010            Glimcher Realty Trust ......................      84,491
     1,850            Great Lakes REIT ...........................      29,452
     6,237            Greater Bay Bancorp ........................     129,730
       954          * Hawthorne Financial Corp ...................      38,313
     7,888            Health Care Property Investors, Inc ........     368,370
     5,409            Health Care REIT, Inc ......................     166,868
     5,400            Healthcare Realty Trust, Inc ...............     172,692
     2,411            Heritage Property Investment Trust .........      69,630
     7,023            Highwoods Properties, Inc ..................     167,569
     3,714            Home Properties Of New York, Inc ...........     145,589
     8,291            Hospitality Properties Trust ...............     290,848
    35,113          * Host Marriott Corp .........................     376,762
    16,968            HRPT Properties Trust ......................     155,088
     6,507            IMPAC Mortgage Holdings, Inc ...............     105,348
     6,936            Independence Community Bank Corp ...........     242,274
     2,903            Innkeepers U.S.A. Trust ....................      25,256
     5,200            Investors Real Estate Trust ................      51,012
    12,767            iStar Financial, Inc .......................     497,275
     2,634            Keystone Property Trust ....................      53,365
     3,300            Kilroy Realty Corp .........................      94,215
    12,053            Kimco Realty Corp ..........................     493,811
     2,830            Koger Equity, Inc ..........................      53,204
     2,772            Kramont Realty Trust .......................      46,985
    16,545          * La Quinta Corp .............................     103,075
     2,500            LaSalle Hotel Properties ...................      43,325
     4,075            Lexington Corporate Properties Trust .......      78,077
     9,839            Liberty Property Trust .....................     363,846
     2,933          * Local Financial Corp .......................      52,471
     1,738            LTC Properties, Inc ........................      20,126
     6,947            Macerich Co ................................     262,249
     7,743            Mack-Cali Realty Corp ......................     303,526
     1,900            Manufactured Home Communities, Inc .........      74,442
       645            MASSBANK Corp ..............................      23,717
     6,600          * Meristar Hospitality Corp ..................      46,728
     7,928            MFA Mortgage Investments, Inc ..............      75,475
     2,300            Mid Atlantic Realty Trust ..................      48,300
     2,100            Mid-America Apartment Communities, Inc .....      63,378
     4,230            Mills Corp .................................     166,451
     1,979            Mission West Properties, Inc ...............      24,460
     3,286            National Health Investors, Inc .............      59,904
     1,126            National Health Realty, Inc ................      17,025
     6,864            Nationwide Health Properties, Inc ..........     120,051
    13,049            New Plan Excel Realty Trust ................     304,042
     2,675            Newcastle Investment Corp ..................      61,498
     1,398            Novastar Financial, Inc ....................      80,343
     2,014            Omega Healthcare Investors, Inc ............      15,468
     1,655            Oriental Financial Group, Inc ..............      40,150
     2,190            Pacific Northwest Bancorp ..................      78,074
     5,147            Pan Pacific Retail Properties, Inc .........     221,321
     1,218            Parkway Properties, Inc ....................      53,227
     2,039            Pennsylvania Real Estate Investment Trust ..      68,205
    23,862            Plum Creek Timber Co, Inc ..................     607,049
    16,938            Popular, Inc ...............................     674,132
     4,579            Post Properties, Inc .......................     124,686
     4,114            Prentiss Properties Trust ..................     127,534
     2,705          * Price Legacy Corp ..........................       9,468
       658            PrivateBancorp, Inc ........................      21,786
    20,602            Prologis ...................................     623,211
     1,910            Prosperity Bancshares, Inc .................      40,702
       300            Provident Bancorp, Inc .....................      12,606
     1,700            PS Business Parks, Inc .....................      64,158
    13,156            Public Storage, Inc ........................     516,110
       662            Quaker City Bancorp, Inc ...................      26,480
     2,575            RAIT Investment Trust ......................      59,122
     1,393            Ramco-Gershenson Properties ................      35,452
     4,495            Realty Income Corp .........................     178,227
     7,085            Reckson Associates Realty Corp .............     163,734
     1,762            Redwood Trust, Inc .........................      74,709
     3,612            Regency Centers Corp .......................     133,102
     9,857            Rouse Co ...................................     411,037
     1,850            Sandy Spring Bancorp, Inc ..................      60,162
     1,500            Saul Centers, Inc ..........................      39,825
     5,794            Senior Housing Properties Trust ............      83,492
     5,831            Shurgard Storage Centers, Inc (Class A) ....     205,834
    17,887            Simon Property Group, Inc ..................     779,515
     1,640            Sizeler Property Investors .................      17,187
     3,600            SL Green Realty Corp .......................     129,996
     1,694            Sovran Self Storage, Inc ...................      56,156
     1,492            Suffolk Bancorp ............................      49,669
     3,180            Summit Properties, Inc .....................      72,250
     2,035            Sun Communities, Inc .......................      80,179
     5,332            Susquehanna Bancshares, Inc ................     137,032
       800            Tanger Factory Outlet Centers, Inc .........      29,400
     5,692            Taubman Centers, Inc .......................     111,563
     7,962            Thornburg Mortgage, Inc ....................     201,677
     1,082            Tompkins Trustco, Inc ......................      49,520
     1,871            Town & Country Trust .......................      43,950
       100          * Transcontinental Realty Investors, Inc .....       1,179
    12,338            Trizec Properties, Inc .....................     151,264
     2,588            U.S. Restaurant Properties, Inc ............      42,055
    14,166            United Dominion Realty Trust, Inc ..........     259,379
       723            United Mobile Homes, Inc ...................      10,896
     2,243            United National Bancorp ....................      74,490
     1,500            Universal Health Realty Income Trust .......      40,725
     2,725            Urstadt Biddle Properties, Inc (Class A) ...      36,788
     9,900            Ventas, Inc ................................     169,488
     9,950            Vornado Realty Trust .......................     477,998
   121,182            Washington Mutual, Inc .....................   4,770,935
     4,908            Washington Real Estate Investment Trust ....     142,332
     4,488            Waypoint Financial Corp ....................      89,775
     6,146            Weingarten Realty Investors ................     276,570
       890            Westfield Financial, Inc ...................      19,865
     2,240            Winston Hotels, Inc ........................      20,384
                                                                    ----------
                      TOTAL HOLDING AND OTHER INVESTMENT OFFICES    31,020,623
                                                                    ----------
 HOTELS AND OTHER LODGING PLACES--0.30%
     1,270          * Ameristar Casinos, Inc .....................      31,801
     3,800          * Boca Resorts, Inc (Class A) ................      49,248
     3,900            Boyd Gaming Corp ...........................      59,514
     2,255          * Choice Hotels International, Inc ...........      65,440

                       SEE NOTES TO FINANCIAL STATEMENTS


                    2003 ANNUAL REPORT  TIAA-CREF Institutional Mutual Funds  95

 Statement of Investments - INSTITUTIONAL EQUITY INDEX FUND - September 30, 2003
--------------------------------------------------------------------------------

SHARES                                                                   VALUE
--------------------------------------------------------------------------------


 HOTELS AND OTHER LODGING PLACES--(CONTINUED)

     9,559          * Extended Stay America, Inc .................  $  142,716
    42,382            Hilton Hotels Corp .........................     687,452
     5,150            Mandalay Resort Group ......................     203,992
     3,000            Marcus Corp ................................      45,780
    25,726            Marriott International, Inc (Class A) ......   1,106,990
     8,657          * MGM Mirage .................................     316,413
    36,802          * Park Place Entertainment Corp ..............     331,586
     3,000          * Pinnacle Entertainment, Inc ................      21,000
     6,800          * Prime Hospitality Corp .....................      59,092
    24,827            Starwood Hotels & Resorts Worldwide, Inc ...     863,980
       980          * Vail Resorts, Inc ..........................      14,014
     3,546          * Wynn Resorts Ltd ...........................      64,466
                                                                    ----------
                      TOTAL HOTELS AND OTHER LODGING PLACES          4,063,484
                                                                    ----------
 INDUSTRIAL MACHINERY AND EQUIPMENT--7.21%
   102,164            3M Co ......................................   7,056,467
     1,659          * Aaon, Inc ..................................      27,241
     1,150          * Actuant Corp ...............................      64,573
    14,566          * Adaptec, Inc ...............................     110,119
     8,244          * Advanced Digital Information Corp ..........     115,581
     9,716          * AGCO Corp ..................................     166,532
     1,236            Alamo Group, Inc ...........................      17,625
     7,968          * American Standard Cos, Inc .................     671,304
       400            Ampco-Pittsburgh Corp ......................       4,796
    45,854          * Apple Computer, Inc ........................     945,968
   215,425          * Applied Materials, Inc .....................   3,907,827
     1,952          * Astec Industries, Inc ......................      20,106
       900          * ASV, Inc ...................................      17,181
     6,300          * Asyst Technologies, Inc ....................      88,641
     5,383          * Avocent Corp ...............................     163,081
    12,910          * Axcelis Technologies, Inc ..................     106,645
    43,712            Baker Hughes, Inc ..........................   1,293,438
    10,387            Black & Decker Corp ........................     421,193
     2,668            Black Box Corp .............................     106,213
       537          * Blount International, Inc ..................       2,583
     2,800            Briggs & Stratton Corp .....................     164,528
     5,040          * Brooks Automation, Inc .....................     105,336
     1,358            Cascade Corp ...............................      29,944
    44,953            Caterpillar, Inc ...........................   3,094,565
    11,635          * Cirrus Logic, Inc ..........................      64,342
   914,774          * Cisco Systems, Inc .........................  17,874,684
     3,516          * Computer Network Technology Corp ...........      30,519
    11,086          * Concurrent Computer Corp ...................      42,016
     5,967          * Cooper Cameron Corp ........................     275,735
     8,513          * Cray, Inc ..................................      93,473
     4,421            Cummins, Inc ...............................     196,425
     1,896          * Cuno, Inc ..................................      74,304
     4,600          * Cymer, Inc .................................     189,520
    30,795            Deere & Co .................................   1,641,681
   296,900          * Dell, Inc ..................................   9,913,491
     8,954            Diebold, Inc ...............................     453,520
     4,999            Donaldson Co, Inc ..........................     269,446
     3,473          * Dot Hill Systems Corp ......................      47,788
    25,855            Dover Corp .................................     914,491
       900          * Dril-Quip, Inc .............................      15,210
     9,484            Eaton Corp .................................     840,472
     7,176          * Electronics For Imaging, Inc ...............     167,344
   286,105          * EMC Corp ...................................   3,613,506
    10,900          * Emulex Corp ................................     277,623
     1,676            Engineered Support Systems, Inc ............     101,398
     2,661          * EnPro Industries, Inc ......................      25,679
     3,161          * Esterline Technologies Corp ................      60,976
     4,428          * FalconStor Software, Inc ...................      27,719
     1,498          * Fargo Electronics, Inc .....................      18,875
     7,700          * Flowserve Corp .............................     156,310
     7,623          * FMC Technologies, Inc ......................     163,285
     2,500          * Gardner Denver, Inc ........................      52,525
    24,539          * Gateway, Inc ...............................     138,891
       427          * General Binding Corp .......................       4,441
     2,667          * Global Power Equipment Group, Inc ..........      14,055
       800            Gorman-Rupp Co .............................      18,088
     5,949            Graco, Inc .................................     223,385
    11,495          * Grant Prideco, Inc .........................     117,134
     7,434          * Handspring, Inc ............................       8,400
   397,878            Hewlett-Packard Co .........................   7,702,918
     1,500          * Hydril Co ..................................      30,390
     3,991          * Hypercom Corp ..............................      21,511
     3,759            IDEX Corp ..................................     136,978
     4,179          * InFocus Corp ...............................      20,310
     1,388          * Interland, Inc .............................      10,674
   211,055            International Business Machines Corp .......  18,642,488
    44,684            International Game Technology ..............   1,257,855
     6,933            Iomega Corp ................................      77,234
    11,865            ITT Industries, Inc ........................     710,002
     6,400            JLG Industries, Inc ........................      73,728
     6,350          * Joy Global, Inc ............................      99,695
     1,887          * Kadant, Inc ................................      36,155
     2,950            Kaydon Corp ................................      70,033
     4,700            Kennametal, Inc ............................     175,780
     3,065          * Komag, Inc .................................      53,699
     7,600          * Kulicke & Soffa Industries, Inc ............      82,384
    16,223          * Lam Research Corp ..........................     359,339
     4,667            Lennox International, Inc ..................      68,185
    15,649          * Lexmark International, Inc .................     986,043
     4,300            Lincoln Electric Holdings, Inc .............      95,503
     1,144            Lindsay Manufacturing Co ...................      22,994
       700            Lufkin Industries, Inc .....................      16,800
     3,393            Manitowoc Co, Inc ..........................      73,594
    26,103          * Maxtor Corp ................................     317,674
       200          * Mestek, Inc ................................       3,362
     2,259          * Micros Systems, Inc ........................      77,145
     2,057          * Milacron, Inc ..............................       4,731
     4,000            Modine Manufacturing Co ....................      95,200
       854            Nacco Industries, Inc (Class A) ............      61,061
    10,797          * National-Oilwell, Inc ......................     195,858
    38,457          * Network Appliance, Inc .....................     789,522
     3,137            Nordson Corp ...............................      81,217
     2,362          * Oil States International, Inc ..............      29,974
     1,855          * Omnicell, Inc ..............................      30,125
     1,077          * Overland Storage, Inc ......................      15,886
    14,499            Pall Corp ..................................     325,358
     3,691          * Palm, Inc ..................................      72,178
    14,806            Parker Hannifin Corp .......................     661,872
     3,915          * Paxar Corp .................................      50,112
     6,481            Pentair, Inc ...............................     258,397
    30,703            Pitney Bowes, Inc ..........................   1,176,539
     2,081          * Planar Systems, Inc ........................      44,637
     3,398          * Presstek, Inc ..............................      25,074
     1,953          * ProQuest Co ................................      51,364
    18,560          * Quantum Corp ...............................      57,165
     2,808          * Rainbow Technologies, Inc ..................      25,665
    20,127          * Riverstone Networks, Inc ...................      20,128
     1,600            Robbins & Myers, Inc .......................      35,584
     7,934          * Sandisk Corp ...............................     505,713
     1,800            Sauer-Danfoss, Inc .........................      25,380
       800            Schawk, Inc ................................       9,536
     6,941          * Scientific Games Corp (Class A) ............      79,197
     2,000          * Semitool, Inc ..............................      15,920
     2,085          * Sigma Designs, Inc .........................      17,910
    30,165          * Silicon Graphics, Inc ......................      28,958

                        SEE NOTES TO FINANCIAL STATEMENTS


`96 TIAA-CREF Institutional Mutual Funds  2003 ANNUAL REPORT

 Statement of Investments - INSTITUTIONAL EQUITY INDEX FUND - September 30, 2003
--------------------------------------------------------------------------------

SHARES                                                                   VALUE
--------------------------------------------------------------------------------

INDUSTRIAL MACHINERY AND EQUIPMENT--(CONTINUED)
    12,214          * Smith International, Inc ...................$    439,460
   108,865          * Solectron Corp .............................     636,860
    10,248          * SPX Corp ...................................     464,029
     1,141            Standex International Corp .................      27,726
     3,600            Stewart & Stevenson Services, Inc ..........      54,072
    13,834          * Storage Technology Corp ....................     333,953
    10,111          * Surebeam Corp (Class A) ....................      14,459
    30,137            Symbol Technologies, Inc ...................     360,137
     1,964            Tecumseh Products Co (Class A) .............      73,277
     1,200            Tennant Co .................................      44,208
     4,600          * Terex Corp .................................      85,238
     2,317            Thomas Industries, Inc .....................      66,081
     8,981            Timken Co ..................................     136,870
     3,202            Toro Co ....................................     144,090
     3,300          * Ultratech, Inc .............................      93,126
     6,190          * UNOVA, Inc .................................      90,684
     3,767          * Veeco Instruments, Inc .....................      75,189
    25,163          * Western Digital Corp .......................     324,351
     1,370            Woodward Governor Co .......................      59,883
    90,737          * Xerox Corp .................................     930,962
     5,200            York International Corp ....................     179,868
     4,860          * Zebra Technologies Corp (Class A) ..........     250,630
                                                                    ----------
                      TOTAL INDUSTRIAL MACHINERY AND EQUIPMENT      97,726,125
                                                                    ----------
INSTRUMENTS AND RELATED PRODUCTS--2.85%
     3,162          * Aclara BioSciences, Inc ....................      12,522
     1,153          * Advanced Medical Optics, Inc ...............      20,708
     2,364          * Advanced Neuromodulation Systems, Inc ......      94,324
    60,953          * Agilent Technologies, Inc ..................   1,347,693
     3,587          * Aksys Ltd ..................................      35,834
     1,963          * Alaris Medical Systems, Inc ................      32,586
     5,758          * Align Technology, Inc ......................      72,033
     3,047          * American Medical Systems Holdings, Inc .....      66,120
       900            Analogic Corp ..............................      43,200
    26,813            Applera Corp (Applied Biosystems Group) ....     598,198
     2,486            Arrow International, Inc ...................      57,178
     2,400          * Arthrocare Corp ............................      42,768
     1,207          * Aspect Medical Systems, Inc ................      12,396
     6,396            Bard (C.R.), Inc ...........................     454,116
     6,613            Bausch & Lomb, Inc .........................     291,964
    77,749            Baxter International, Inc ..................   2,259,386
     7,830            Beckman Coulter, Inc .......................     356,578
    32,742            Becton Dickinson & Co ......................   1,182,641
     1,084            BEI Technologies, Inc ......................      16,910
     2,455          * Biolase Technology, Inc ....................      28,012
    33,850            Biomet, Inc ................................   1,137,699
     2,246          * Bio-Rad Laboratories, Inc (Class A) ........     114,546
    42,054          * Boston Scientific Corp .....................   2,683,045
     2,846          * Bruker BioSciences Corp ....................      12,522
     1,004          * Candela Corp ...............................      12,811
     1,154          * Cantel Medical Corp ........................      15,394
     6,296          * Cardiac Science, Inc .......................      26,191
     5,000          * Cardiodynamics International Corp ..........      22,450
     3,272          * Cepheid, Inc ...............................      15,280
     1,909          * Cerus Corp .................................       8,839
     2,689          * Cholestech Corp ............................      20,436
       700          * Closure Medical Corp .......................      17,073
     4,657            Cognex Corp ................................     122,433
     3,400          * Coherent, Inc ..............................      83,742
     2,971            Cohu, Inc ..................................      58,113
     1,000          * Cole National Corp .........................      12,460
     2,255          * Conceptus, Inc .............................      29,541
     3,163          * Concord Camera Corp ........................      33,686
     3,782          * Conmed Corp ................................      78,060
     4,166            Cooper Cos, Inc ............................     169,765
     8,754          * Credence Systems Corp ......................     100,671
     1,479          * CTI Molecular Imaging, Inc .................      21,845
     3,131          * Cyberonics, Inc ............................      96,623
    14,840          * Cytyc Corp .................................     223,194
     1,843            Datascope Corp .............................      56,654
     9,965            Dentsply International, Inc ................     446,831
     2,300          * Dionex Corp ................................      90,528
       849          * DJ Orthopedics, Inc ........................      11,844
     2,994          * DRS Technologies, Inc ......................      72,245
    37,118            Eastman Kodak Co ...........................     777,251
     1,957            EDO Corp ...................................      39,629
     8,208          * Edwards Lifesciences Corp ..................     222,273
     1,457          * ESCO Technologies, Inc .....................      65,958
       773          * Exactech, Inc ..............................      12,639
     1,100          * Excel Technology, Inc ......................      27,500
     3,023          * FEI Co .....................................      70,557
     6,995          * Fisher Scientific International, Inc .......     277,632
     4,244          * Flir Systems, Inc ..........................     108,731
     2,968          * Fossil, Inc ................................      71,915
    40,370            Guidant Corp ...............................   1,891,335
     2,352          * Haemonetics Corp ...........................      55,531
     3,038          * Hanger Orthopedic Group, Inc ...............      46,633
     1,356          * Herley Industries, Inc .....................      23,757
     2,565          * Hologic, Inc ...............................      34,961
     1,517          * ICU Medical, Inc ...........................      41,278
     2,400          * Igen International, Inc ....................     138,720
     1,900          * Ii-Vi, Inc .................................      37,981
     2,316          * Inamed Corp ................................     170,110
     5,400          * Input/Output, Inc ..........................      21,114
     2,346          * Integra LifeSciences Holding ...............      66,368
     1,468          * Integrated Defense Technology, Inc .........      24,633
     2,759          * Interpore International ....................      42,378
     2,220          * Intuitive Surgical, Inc ....................      37,030
     3,484            Invacare Corp ..............................     130,929
     2,236          * Invision Technologies, Inc .................      54,424
     2,258          * Ionics, Inc ................................      55,231
     2,007          * I-Stat Corp ................................      26,834
     2,610          * Itron, Inc .................................      52,383
     2,723          * Ixia .......................................      29,460
     1,589            Keithley Instruments, Inc ..................      22,484
     1,003          * Kensey Nash Corp ...........................      23,550
    24,217          * KLA-Tencor Corp ............................   1,244,754
     1,265          * KVH Industries, Inc ........................      31,891
     2,030          * Kyphon, Inc ................................      39,585
     1,702          * Laserscope .................................      19,999
     6,948          * Lexar Media, Inc ...........................     118,394
     7,042          * LTX Corp ...................................      79,293
     1,011          * Medical Action Industries, Inc .............      13,163
   159,033            Medtronic, Inc .............................   7,461,828
     5,348            Mentor Corp ................................     121,934
     2,153          * Merit Medical Systems, Inc .................      47,581
     4,745          * Mettler-Toledo International, Inc ..........     170,583
     1,297          * Micro Therapeutics, Inc ....................       6,861
     6,248          * Millipore Corp .............................     287,783
     1,200            Mine Safety Appliances Co ..................      65,544
     2,980          * MKS Instruments, Inc .......................      64,547
     2,400          * Molecular Devices Corp .....................      41,808
     1,100            Movado Group, Inc ..........................      24,090
     2,862            MTS Systems Corp ...........................      43,560
     4,700          * Newport Corp ...............................      66,270
     2,127          * Novoste Corp ...............................       9,380
     2,903            Oakley, Inc ................................      29,030
     2,633          * Ocular Sciences, Inc .......................      58,663
     6,500          * Orbital Sciences Corp ......................      60,320
     3,720          * Orthologic Corp ............................      20,014

                       SEE NOTES TO FINANCIAL STATEMENTS


                     2003 ANNUAL REPORT  TIAA-CREF Institutional Mutual Funds 97

 Statement of Investments - INSTITUTIONAL EQUITY INDEX FUND - September 30, 2003
--------------------------------------------------------------------------------

SHARES                                                                   VALUE
--------------------------------------------------------------------------------

INSTRUMENTS AND RELATED PRODUCTS--(CONTINUED)
     1,992          * Osteotech, Inc .............................$     16,314
    15,179            PerkinElmer, Inc ...........................     232,406
     2,400          * Photon Dynamics, Inc .......................      69,960
     6,946          * Pinnacle Systems, Inc ......................      58,555
     2,400          * Possis Medical, Inc ........................      37,440
    53,500            Raytheon Co ................................   1,498,000
     4,363          * Resmed, Inc ................................     191,885
     4,472          * Respironics, Inc ...........................     186,840
       805          * Retractable Technologies, Inc ..............       4,919
    21,352            Rockwell Automation, Inc ...................     560,490
     1,509          * Rofin-Sinar Technologies, Inc ..............      31,674
     4,066            Roper Industries, Inc ......................     177,074
     1,521          * Rudolph Technologies, Inc ..................      29,371
     3,176          * Sola International, Inc ....................      50,816
     1,558          * Sonic Solutions, Inc .......................      21,703
     1,853          * SonoSite, Inc ..............................      37,079
    23,404          * St. Jude Medical, Inc ......................   1,258,433
     2,227          * Staar Surgical Co ..........................      23,628
     3,188          * Star Scientific, Inc .......................       5,802
     9,142          * Steris Corp ................................     210,449
    17,708            Stryker Corp ...............................   1,333,589
     4,923          * Sybron Dental Specialties, Inc .............     123,444
     1,100          * Synovis Life Technologies, Inc .............      26,895
       690            Sypris Solutions, Inc ......................       9,474
     5,400          * Techne Corp ................................     171,666
    10,117            Tektronix, Inc .............................     250,396
     4,666            Teleflex, Inc ..............................     202,644
    23,262          * Teradyne, Inc ..............................     432,673
     5,000          * Theragenics Corp ...........................      28,500
     3,137          * Therasense, Inc ............................      39,181
    20,419          * Thermo Electron Corp .......................     443,092
     6,091          * Thoratec Corp ..............................     103,486
     4,125          * Trimble Navigation Ltd .....................      95,494
     2,877          * TriPath Imaging, Inc .......................      25,030
     1,200            United Industrial Corp .....................      19,080
     8,600          * Varian Medical Systems, Inc ................     494,328
     3,928          * Varian, Inc ................................     123,025
     1,395          * Ventana Medical Systems, Inc ...............      56,219
     3,980          * Viasys Healthcare, Inc .....................      80,416
     6,803          * Visx, Inc ..................................     129,597
     1,165          * Vital Images, Inc ..........................      21,808
       600            Vital Signs, Inc ...........................      17,580
     4,456          * Vivus, Inc .................................      15,596
    16,287          * Waters Corp ................................     446,752
     2,497          * Wright Medical Group, Inc ..................      63,124
     3,101            X-Rite, Inc ................................      35,103
       565            Young Innovations, Inc .....................      18,086
    25,127          * Zimmer Holdings, Inc .......................   1,384,498
     1,200          * Zoll Medical Corp ..........................      38,460
     1,800          * Zygo Corp ..................................      29,520
                                                                    ----------
                      TOTAL INSTRUMENTS AND RELATED PRODUCTS        38,609,366
                                                                    ----------
 INSURANCE AGENTS, BROKERS AND SERVICE--0.42%
    34,116            AON Corp ...................................     711,319
     6,442            Brown & Brown, Inc .........................     198,285
     2,200          * Clark, Inc .................................      29,348
     3,230            Crawford & Co (Class B) ....................      22,675
    11,464            Gallagher (Arthur J.) & Co .................     324,202
     4,494            Hilb, Rogal & Hamilton Co ..................     139,494
    69,686            Marsh & McLennan Cos, Inc ..................   3,317,750
    34,395          * Medco Health Solutions, Inc ................     891,862
       800          * USI Holdings Corp ..........................      10,408
                                                                    ----------
                      TOTAL INSURANCE AGENTS, BROKERS AND SERVICE    5,645,343
                                                                    ----------
 INSURANCE CARRIERS--4.62%
     3,511            21st Century Insurance Group ...............      48,382
     9,517          * AdvancePCS .................................     433,690
    18,836            Aetna, Inc .................................   1,149,561
    66,976            Aflac, Inc .................................   2,163,325
     4,432            Alfa Corp ..................................      55,489
       685          * Alleghany Corp .............................     133,746
     6,974          * Allmerica Financial Corp ...................     166,051
    91,433            Allstate Corp ..............................   3,340,047
    10,512            Ambac Financial Group, Inc .................     672,768
     4,102            American Financial Group, Inc ..............      89,219
   299,062            American International Group, Inc ..........  17,255,935
     1,235          * American Medical Security Group, Inc .......      25,083
     1,400            American National Insurance Co .............     119,070
     1,091          * American Physicians Capital, Inc ...........      30,308
     2,692          * AMERIGROUP Corp ............................     120,144
     5,136            AmerUs Group Co ............................     174,624
    17,851          * Anthem, Inc ................................   1,273,312
     3,158          * Argonaut Group, Inc ........................      41,054
       807            Baldwin & Lyons, Inc (Class B) .............      18,843
     8,085            Berkley (W.R.) Corp ........................     276,992
     2,306          * Centene Corp ...............................      70,079
    24,156            Chubb Corp .................................   1,567,241
    17,920            Cigna Corp .................................     800,128
    17,358            Cincinnati Financial Corp ..................     693,626
     3,166          * Citizens, Inc ..............................      25,486
     2,913          * CNA Financial Corp .........................      61,231
     2,058          * CNA Surety Corp ............................      20,683
     3,300            Commerce Group, Inc ........................     125,268
     2,254            Delphi Financial Group, Inc (Class A) ......     104,856
       425            Donegal Group, Inc .........................       6,418
       200            EMC Insurance Group, Inc ...................       3,586
       395          * Enstar Group, Inc ..........................      15,504
     3,341            Erie Indemnity Co (Class A) ................     129,965
     1,579            FBL Financial Group, Inc (Class A) .........      38,907
    15,393            Fidelity National Financial, Inc ...........     462,714
     1,299            Financial Industries Corp ..................      18,446
     8,899            First American Corp ........................     221,585
       800            Great American Financial Resources, Inc ....      11,584
     3,922            Harleysville Group, Inc ....................      91,422
    36,471            Hartford Financial Services Group, Inc .....   1,919,469
     8,178            HCC Insurance Holdings, Inc ................     237,816
    13,113          * Health Net, Inc ............................     415,289
     2,013          * HealthExtras, Inc ..........................      17,332
     5,023            Horace Mann Educators Corp .................      72,884
    20,467          * Humana, Inc ................................     369,429
       625            Independence Holding Co ....................      13,594
       400            Infinity Property & Casualty Corp ..........      11,244
    18,417            Jefferson-Pilot Corp .......................     817,346
    37,293            John Hancock Financial Services, Inc .......   1,260,503
       450            Kansas City Life Insurance Co ..............      20,637
     2,500            Landamerica Financial Group, Inc ...........     114,600
     5,200            Leucadia National Corp .....................     196,820
    21,953            Lincoln National Corp ......................     776,697
    16,903            Loews Corp .................................     682,374
     1,115          * Markel Corp ................................     297,705
    18,673            MBIA, Inc ..................................   1,026,455
     3,400            Mercury General Corp .......................     152,252
    44,044            MetLife, Inc ...............................   1,235,434
    10,205            MGIC Investment Corp .......................     531,374
     6,240          * Mid Atlantic Medical Services, Inc .........     320,923
     1,000            Midland Co .................................      21,300
     5,822            MONY Group, Inc ............................     189,506
       230          * National Western Life Insurance Co (Class A)      31,593
     6,445            Nationwide Financial Services, Inc (Class A)     201,986

                       SEE NOTES TO FINANCIAL STATEMENTS


98  TIAA-CREF Institutional Mutual Funds  2003 ANNUAL REPORT

 Statement of Investments - INSTITUTIONAL EQUITY INDEX FUND - September 30, 2003
--------------------------------------------------------------------------------

SHARES                                                                   VALUE
--------------------------------------------------------------------------------

INSURANCE CARRIERS--(CONTINUED)

       454          * Navigators Group, Inc ......................$     14,850
       100            NYMAGIC, Inc ...............................       2,243
     2,640            Odyssey Re Holdings Corp ...................      54,331
     7,145          * Ohio Casualty Corp .........................     103,603
    15,399            Old Republic International Corp ............     509,553
    11,364          * Oxford Health Plans, Inc ...................     469,447
     4,927          * Pacificare Health Systems, Inc .............     240,438
     1,200            Penn-America Group, Inc ....................      17,976
     2,098          * Philadelphia Consolidated Holding Corp .....      96,928
    13,133            Phoenix Cos, Inc ...........................     151,686
       500          * Pico Holdings, Inc .........................       6,535
     4,100            PMA Capital Corp (Class A) .................      51,373
    11,016            PMI Group, Inc .............................     371,790
     2,430            Presidential Life Corp .....................      36,766
    37,861            Principal Financial Group ..................   1,173,312
     2,913          * ProAssurance Corp ..........................      75,243
    25,368            Progressive Corp ...........................   1,753,182
     8,567            Protective Life Corp .......................     255,725
    71,784            Prudential Financial, Inc ..................   2,681,850
    11,936            Radian Group, Inc ..........................     529,958
     2,568            Reinsurance Group Of America, Inc ..........     104,646
     2,304            RLI Corp ...................................      75,848
    17,288            Safeco Corp ................................     609,575
     1,200            Safety Insurance Group, Inc ................      18,624
     3,600            Selective Insurance Group, Inc .............     107,136
     3,300          * Sierra Health Services, Inc ................      67,815
    27,894            St. Paul Cos, Inc ..........................   1,032,915
     3,751            Stancorp Financial Group, Inc ..............     215,495
     1,800            State Auto Financial Corp ..................      45,396
     2,167          * Stewart Information Services Corp ..........      61,196
    14,871            Torchmark Corp .............................     604,357
     2,796            Transatlantic Holdings, Inc ................     198,852
    22,007            Travelers Property Casualty Corp (Class A) .     349,471
    85,838            Travelers Property Casualty Corp (Class B) .   1,363,107
     1,054          * Triad Guaranty, Inc ........................      51,730
     5,500          * UICI .......................................      68,970
       900            United Fire & Casualty Co ..................      32,904
    72,462            UnitedHealth Group, Inc ....................   3,646,288
     5,770            Unitrin, Inc ...............................     175,754
     2,957          * Universal American Financial Corp ..........      26,169
    36,490            UnumProvident Corp .........................     538,957
     1,992          * WellChoice, Inc ............................      60,019
    19,027          * Wellpoint Health Networks, Inc .............   1,466,601
       171            Wesco Financial Corp .......................      58,135
       900            Zenith National Insurance Corp .............      25,038
                                                                    ----------
                      TOTAL INSURANCE CARRIERS                      62,592,721
                                                                    ----------
JUSTICE, PUBLIC ORDER AND SAFETY--0.00%
     1,600          * Wackenhut Corrections Corp .................      27,280
                                                                    ----------
                      TOTAL JUSTICE, PUBLIC ORDER AND SAFETY            27,280
                                                                    ----------
LEATHER AND LEATHER PRODUCTS--0.08%
     2,372            Brown Shoe Co, Inc .........................      75,192
    11,691          * Coach, Inc .................................     638,382
     1,800            K-Swiss, Inc (Class A) .....................      64,782
     1,824          * Maxwell Shoe Co, Inc (Class A) .............      26,193
     1,353          * Steven Madden Ltd ..........................      25,666
     2,530          * Timberland Co (Class A) ....................     107,930
       244            Weyco Group, Inc ...........................      12,076
     5,255            Wolverine World Wide, Inc ..................     101,947
                                                                    ----------
                      TOTAL LEATHER AND LEATHER PRODUCTS             1,052,168
                                                                    ----------
LEGAL SERVICES--0.00%
     1,369          * Pre-Paid Legal Services, Inc ...............      32,062
                                                                    ----------
                      TOTAL LEGAL SERVICES                              32,062
                                                                    ----------
LUMBER AND WOOD PRODUCTS--0.09%
       676            American Woodmark Corp .....................      30,258
    10,300          * Champion Enterprises, Inc ..................      65,405
     1,044            Deltic Timber Corp .........................      30,192
    31,491            Georgia-Pacific Corp .......................     763,342
     1,140          * Modtech Holdings, Inc ......................       9,052
     5,340            Rayonier, Inc ..............................     216,804
       700            Skyline Corp ...............................      22,414
     1,752            Universal Forest Products, Inc .............      42,521
                                                                    ----------
                      TOTAL LUMBER AND WOOD PRODUCTS                 1,179,988
                                                                    ----------
 METAL MINING--0.22%
     1,040          * Cleveland-Cliffs, Inc ......................      26,624
    19,313          * Coeur D'alene Mines Corp ...................      60,063
    13,803            Freeport-McMoRan Copper & Gold, Inc (Class A)    456,879
    14,253          * Hecla Mining Co ............................      74,686
    46,468            Newmont Mining Corp ........................   1,816,434
    10,327          * Phelps Dodge Corp ..........................     483,304
     2,082            Royal Gold, Inc ............................      38,101
     1,835            Southern Peru Copper Corp ..................      40,590
     4,271          * Stillwater Mining Co .......................      26,907
                                                                    ----------
                      TOTAL METAL MINING                             3,023,588
                                                                    ----------
MISCELLANEOUS MANUFACTURING INDUSTRIES--0.17%
     4,200            Blyth, Inc .................................     113,316
     9,295            Callaway Golf Co ...........................     132,640
     2,307          * Daktronics, Inc. ...........................      36,935
    17,130            Hasbro, Inc ................................     319,988
    10,700          * Identix, Inc ...............................      55,961
     3,754          * Jakks Pacific, Inc .........................      45,761
     4,200          * K2, Inc ....................................      62,370
     1,690          * Leapfrog Enterprises, Inc ..................      64,220
     1,700          * Lydall, Inc ................................      20,417
    57,406            Mattel, Inc ................................   1,088,418
     4,035            Nautilus Group, Inc ........................      50,922
     1,949            Oneida Ltd .................................       6,003
     1,300            Penn Engineering & Manufacturing Corp ......      20,033
     1,766          * RC2 Corp ...................................      33,925
     1,400            Russ Berrie & Co, Inc ......................      47,166
     2,167          * Shuffle Master, Inc ........................      58,899
       573          * Steinway Musical Instruments, Inc ..........      10,171
     4,156          * Yankee Candle Co, Inc ......................     105,895
                                                                    ----------
                      TOTAL MISCELLANEOUS MANUFACTURING INDUSTRIES   2,273,040
                                                                    ----------
MISCELLANEOUS RETAIL--1.20%
     2,448          * 1-800-Flowers.com, Inc (Class A) ...........      18,409
     1,462          * AC Moore Arts & Crafts, Inc ................      32,573
     4,452          * Alloy, Inc .................................      24,931
    28,682          * Amazon.com, Inc ............................   1,387,062
     6,102          * Barnes & Noble, Inc ........................     155,052
     1,662          * Big 5 Sporting Goods Corp ..................      25,395
       905            Blair Corp .................................      18,824
     1,428          * Blue Rhino Corp ............................      15,822
    10,980          * Borders Group, Inc .........................     207,742
     3,191            Cash America International, Inc ............      52,332
     1,700          * Coldwater Creek, Inc .......................      16,694
    50,990            CVS Corp ...................................   1,583,749
     1,344          * Dick's Sporting Goods, Inc .................      50,185
     3,300          * Drugstore.com, Inc .........................      25,245
     3,409          * Duane Reade, Inc ...........................      54,374
    54,604          * eBay, Inc ..................................   2,921,860
       809          * Finlay Enterprises, Inc ....................      11,755
     2,300            Friedman's, Inc (Class A) ..................      32,085
     1,596          * Galyans Trading Co, Inc ....................      16,295
     2,548            Hancock Fabrics, Inc .......................      40,207
     1,425          * Hibbett Sporting Goods, Inc ................      34,086
     2,740          * Jill (J.) Group, Inc .......................      31,510

                       SEE NOTES TO FINANCIAL STATEMENTS


                     2003 ANNUAL REPORT  TIAA-CREF Institutional Mutual Funds 99

 Statement of Investments - INSTITUTIONAL EQUITY INDEX FUND - September 30, 2003
--------------------------------------------------------------------------------

SHARES                                                                   VALUE
--------------------------------------------------------------------------------

MISCELLANEOUS RETAIL--(CONTINUED)
     2,247          * Jo-Ann Stores, Inc (Class A) ...............$     62,691
     4,311            Longs Drug Stores Corp......................      86,780
     3,850          * Marvel Enterprises, Inc ....................      85,663
     8,400            Michaels Stores, Inc .......................     342,384
     3,720            MSC Industrial Direct Co (Class A) .........      77,562
    40,780          * Office Depot, Inc ..........................     572,959
    16,106          * OfficeMax, Inc .............................     150,913
    10,850            Omnicare, Inc ..............................     391,251
     1,150          * Overstock.com, Inc .........................      17,126
       925          * Party City Corp ............................      11,452
       900          * PC Connection, Inc .........................       8,460
     4,566          * Petco Animal Supplies, Inc .................     142,459
    17,633            Petsmart, Inc ..............................     400,269
     3,063          * Priceline.com, Inc .........................      88,796
    56,446          * Rite Aid Corp ..............................     291,261
     1,220          * Sharper Image Corp .........................      28,133
     2,664          * Sports Authority, Inc ......................      83,943
     4,759          * Stamps.com, Inc ............................      27,697
    61,325          * Staples, Inc ...............................   1,456,469
     4,400          * Summit America Television, Inc .............      12,804
    14,558            Tiffany & Co ...............................     543,450
    27,135          * Toys "R" Us, Inc ...........................     326,434
     2,069          * Valuevision International, Inc (Class A) ...      32,918
   133,509            Walgreen Co ................................   4,090,716
     1,427          * Whitehall Jewellers, Inc ...................      15,997
     1,226            World Fuel Services Corp ...................      34,414
     4,280          * Zale Corp ..................................     190,075
                                                                    ----------
                      TOTAL MISCELLANEOUS RETAIL                    16,329,263
                                                                    ----------
MOTION PICTURES--0.70%
     3,000          * AMC Entertainment, Inc .....................      40,200
     3,800          * Avid Technology, Inc .......................     200,792
     4,900            Blockbuster, Inc (Class A) .................     102,900
       200          * Carmike Cinemas, Inc .......................       5,262
     7,300          * Hollywood Entertainment Corp ...............     124,100
   330,779          * Liberty Media Corp (Class A) ...............   3,297,867
    10,138          * Metro-Goldwyn-Mayer, Inc ...................     155,517
     2,192          * Movie Gallery, Inc .........................      43,073
     1,382          * NetFlix, Inc ...............................      46,449
     1,600          * Reading International, Inc .................       9,136
     2,590            Regal Entertainment Group (Class A) ........      48,174
   266,295            Walt Disney Co .............................   5,371,190
                                                                    ----------
                      TOTAL MOTION PICTURES                          9,444,660
                                                                    ----------
NONDEPOSITORY INSTITUTIONS--2.30%
     1,258          * Accredited Home Lenders Holding Co .........      27,311
     3,771            Advanta Corp (Class A) .....................      41,481
     7,250            American Capital Strategies Ltd ............     180,235
   149,752            American Express Co ........................   6,747,825
     1,484            American Home Mortgage Holdings, Inc .......      26,074
    19,387          * AmeriCredit Corp ...........................     199,686
    27,866            Capital One Financial Corp .................   1,589,477
     5,672            Charter Municipal Mortgage Acceptance Co ...     104,251
    24,944            CIT Group, Inc .............................     717,389
     2,000          * CompuCredit Corp ...........................      35,000
    15,846            Countrywide Financial Corp .................   1,240,425
     1,700          * Credit Acceptance Corp .....................      19,295
     7,143            Doral Financial Corp .......................     335,721
     1,500          b* DVI, Inc ..................................         165
     5,825          * E-Loan, Inc ................................      21,145
   127,733            Fannie Mae .................................   8,966,857
     1,018          * Federal Agricultural Mortgage Corp (Class C)      27,486
     1,936          * Financial Federal Corp .....................      59,067
    90,689            Freddie Mac ................................   4,747,569
   139,717            MBNA Corp ..................................   3,185,548
     3,472            MCG Capital Corp ...........................      54,198
     1,817            Medallion Financial Corp ...................      11,447
     3,864            Metris Cos, Inc ............................      15,920
     3,751            New Century Financial Corp .................     106,228
    32,789          * Providian Financial Corp ...................     386,582
     4,074          * Saxon Capital, Inc .........................      69,828
    53,990            SLM Corp ...................................   2,103,450
       531            Student Loan Corp ..........................      63,364
       513          * United PanAm Financial Corp ................       8,931
     1,139            Westcorp ...................................      39,808
     1,630          * WFS Financial, Inc .........................      60,359
     1,868          * World Acceptance Corp ......................      25,311
                                                                    ----------
                      TOTAL NONDEPOSITORY INSTITUTIONS              31,217,433
                                                                    ----------
NONMETALLIC MINERALS, EXCEPT FUELS--0.04%
     2,300            Amcol International Corp ...................      28,428
    12,024            Vulcan Materials Co ........................     479,878
                                                                    ----------
                      TOTAL NONMETALLIC MINERALS, EXCEPT FUELS         508,306
                                                                    ----------
OIL AND GAS EXTRACTION--1.36%
    32,442            Anadarko Petroleum Corp ....................   1,354,819
    21,023            Apache Corp ................................   1,457,735
     1,400          * Atwood Oceanics, Inc .......................      33,586
     2,264            Berry Petroleum Co (Class A) ...............      41,386
    20,013          * BJ Services Co .............................     683,844
    25,994            Burlington Resources, Inc ..................   1,252,911
     3,906            Cabot Oil & Gas Corp (Class A) .............     101,556
     4,300          * Cal Dive International, Inc ................      83,592
    24,206            Chesapeake Energy Corp .....................     260,941
     5,569          * Cimarex Energy Co ..........................     109,152
       448          * Clayton Williams Energy, Inc ...............       8,445
     3,711          * Comstock Resources, Inc ....................      49,579
     3,800          * Denbury Resources, Inc .....................      46,968
    30,069            Devon Energy Corp ..........................   1,449,025
     6,952            Diamond Offshore Drilling, Inc .............     132,783
       900          * Encore Acquisition Co ......................      19,395
     3,332          * Energy Partners Ltd ........................      37,052
    18,345            ENSCO International, Inc ...................     492,013
    15,138            EOG Resources, Inc .........................     631,860
     5,000          * Evergreen Resources, Inc ...................     135,000
     4,150          * Forest Oil Corp ............................      99,393
     7,459          * Global Industries Ltd ......................      33,938
    21,691          * Grey Wolf, Inc .............................      75,485
     7,546          * Hanover Compressor Co ......................      74,705
     3,925          * Harvest Natural Resources, Inc .............      24,139
     6,577            Helmerich & Payne, Inc .....................     171,923
     2,276          * Horizon Offshore, Inc ......................       9,354
     1,800          * Houston Exploration Co .....................      63,180
     4,432          * KCS Energy, Inc ............................      30,138
    13,181            Kerr-McGee Corp ............................     588,400
    14,414          * Key Energy Services, Inc ...................     139,095
     8,749          * Magnum Hunter Resources, Inc ...............      69,905
       165          * Magnum Hunter Resources, Inc Wts 03/21/05 ..          41
    39,044            Marathon Oil Corp ..........................   1,112,754
     1,532          * McMoRan Exploration Co .....................      16,055
     8,100          * Meridian Resource Corp .....................      34,911
     6,832          * Newfield Exploration Co ....................     263,510
     8,247          * Newpark Resources, Inc .....................      35,462
     7,572            Noble Energy, Inc ..........................     290,008
       286          * North Coast Energy, Inc ....................       3,572
     2,702          * Nuevo Energy Co ............................      49,095
    48,853            Occidental Petroleum Corp ..................   1,721,091
     2,800          * Oceaneering International, Inc .............      65,856
    11,015          * Parker Drilling Co .........................      25,995
     4,125            Patina Oil & Gas Corp ......................     149,490
     9,791          * Patterson-UTI Energy, Inc ..................     265,042
     1,163            Penn Virginia Corp .........................      51,405
       699          * Petrocorp, Inc .............................       9,409

                       SEE NOTES TO FINANCIAL STATEMENTS


100  TIAA-CREF Institutional Mutual Funds  2003 ANNUAL REPORT

 Statement of Investments - INSTITUTIONAL EQUITY INDEX FUND - September 30, 2003
--------------------------------------------------------------------------------

SHARES                                                                   VALUE
--------------------------------------------------------------------------------

OIL AND GAS EXTRACTION--(CONTINUED)
     2,044          * Petroleum Development Corp .................$     24,487
    15,063          * Pioneer Natural Resources Co ...............     383,504
     5,773          * Plains Exploration & Production Co .........      71,989
     8,070            Pogo Producing Co ..........................     365,410
    14,736          * Pride International, Inc ...................     249,775
     1,500          * Prima Energy Corp ..........................      37,875
     1,367          * Quicksilver Resources, Inc .................      33,396
     6,775          * Range Resources Corp .......................      46,341
     2,825          * Remington Oil & Gas Corp ...................      51,274
    12,108          * Rowan Cos, Inc .............................     297,615
     1,500            RPC, Inc ...................................      15,000
     2,364          * Seacor Smit, Inc ...........................      85,506
     4,800          * Southwestern Energy Co .....................      86,880
     3,150          * Spinnaker Exploration Co ...................      75,600
     4,100            St. Mary Land & Exploration Co .............     103,812
     2,878          * Stone Energy Corp ..........................     101,570
     6,400          * Superior Energy Services, Inc ..............      62,720
     3,342          * Swift Energy Co ............................      47,156
     2,989          * Tetra Technologies, Inc ....................      61,633
     7,413            Tidewater, Inc .............................     209,788
     4,400          * Tom Brown, Inc .............................     113,080
     1,300          * Transmontaigne, Inc ........................       7,748
     5,300          * Unit Corp ..................................      99,852
    32,484            Unocal Corp ................................   1,023,896
    10,642          * Varco International, Inc ...................     179,956
     3,350          * Veritas DGC, Inc ...........................      26,733
     6,459            Vintage Petroleum, Inc .....................      70,274
     4,048          * Westport Resources Corp ....................      95,290
     3,344          * W-H Energy Services, Inc ...................      59,523
    22,402            XTO Energy, Inc ............................     470,218
                                                                    ----------
                      TOTAL OIL AND GAS EXTRACTION                  18,412,894
                                                                    ----------
PAPER AND ALLIED PRODUCTS--0.69%
     6,572            Bemis Co ...................................     291,140
     6,588            Boise Cascade Corp .........................     181,829
     6,753            Bowater, Inc ...............................     284,031
     2,900          * Buckeye Technologies, Inc ..................      26,361
     4,508          * Caraustar Industries, Inc ..................      39,355
     2,424            Chesapeake Corp ............................      54,637
     1,200            Glatfelter .................................      14,136
     1,948            Greif, Inc (Class A) .......................      50,648
    62,181            International Paper Co .....................   2,426,341
    66,281            Kimberly-Clark Corp ........................   3,401,541
     7,985          * Longview Fibre Co ..........................      78,013
    25,395            MeadWestvaco Corp ..........................     647,573
     7,900          * Packaging Corp Of America ..................     153,418
    20,403          * Pactiv Corp ................................     413,773
     2,803          * Playtex Products, Inc ......................      16,706
     2,100            Pope & Talbot, Inc .........................      31,752
     3,700            Potlatch Corp ..............................     109,964
     2,600            Rock-Tenn Co (Class A) .....................      37,908
     1,917            Schweitzer-Mauduit International, Inc ......      48,404
    30,900          * Smurfit-Stone Container Corp ...............     462,882
    12,865            Sonoco Products Co .........................     282,387
     6,213            Temple-Inland, Inc .........................     301,641
     5,472            Wausau-Mosinee Paper Corp ..................      66,813
                                                                    ----------
                      TOTAL PAPER AND ALLIED PRODUCTS                9,421,253
                                                                    ----------
 PERSONAL SERVICES--0.18%
     6,825          * Alderwoods Group, Inc ......................      52,894
     1,529            Angelica Corp ..............................      29,051
    15,535            Cintas Corp ................................     572,309
     2,826          * Coinstar, Inc ..............................      38,010
     1,055            CPI Corp ...................................      19,412
     2,712            G & K Services, Inc (Class A) ..............      94,920
    23,418            H & R Block, Inc ...........................   1,010,487
     5,717            Regis Corp .................................     183,516
    40,075          * Service Corp International .................     183,143
     1,000            Unifirst Corp ..............................      23,640
     5,532          * Weight Watchers International, Inc .........     230,131
                                                                    ----------
                      TOTAL PERSONAL SERVICES                        2,437,513
                                                                    ----------
PETROLEUM AND COAL PRODUCTS--3.67%
     9,045            Amerada Hess Corp ..........................     453,155
     9,253            Ashland, Inc ...............................     303,961
   139,126            ChevronTexaco Corp .........................   9,940,553
    88,445            ConocoPhillips .............................   4,842,364
     2,570            ElkCorp ....................................      60,549
   870,548            ExxonMobil Corp ............................  31,862,057
     3,700            Frontier Oil Corp ..........................      54,390
     3,980          * Headwaters, Inc ............................      64,078
     1,400            Holly Corp .................................      34,692
     6,900            Lubrizol Corp ..............................     223,905
    16,569            Lyondell Chemical Co .......................     211,752
     9,564            Murphy Oil Corp ............................     561,885
     2,988          * Premcor, Inc ...............................      69,232
     9,549            Sunoco, Inc ................................     384,061
     8,400          * Tesoro Petroleum Corp ......................      71,064
    14,940            Valero Energy Corp .........................     571,754
     2,200            WD-40 Co ...................................      69,718
                                                                    ----------
                      TOTAL PETROLEUM AND COAL PRODUCTS             49,779,170
                                                                    ----------
PRIMARY METAL INDUSTRIES--0.44%
    11,376          * AK Steel Holding Corp ......................      22,752
   110,214            Alcoa, Inc .................................   2,883,198
     9,971            Allegheny Technologies, Inc ................      65,310
    20,271          * Andrew Corp ................................     249,131
     2,400            Belden, Inc ................................      41,928
     1,858          * Brush Engineered Materials, Inc ............      19,045
     6,650          * Cable Design Technologies Corp .............      53,200
     2,166            Carpenter Technology Corp ..................      46,439
     1,500          * Century Aluminum Co ........................      16,275
     6,573          * CommScope, Inc .............................      79,270
     1,400            Curtiss-Wright Corp ........................      98,868
     1,600          * Encore Wire Corp ...........................      21,120
    16,708            Engelhard Corp .............................     462,310
     4,600          * General Cable Corp .........................      36,616
     1,100            Gibraltar Steel Corp .......................      24,244
     1,100          * Liquidmetal Technologies, Inc ..............       3,465
     4,100          * Lone Star Technologies, Inc ................      55,309
     3,448            Matthews International Corp (Class A) ......      91,062
     5,564          * Maverick Tube Corp .........................      86,353
     3,900          * Mueller Industries, Inc ....................      99,255
     1,400            NN, Inc ....................................      18,004
     2,000          * NS Group, Inc ..............................      12,920
    10,285            Nucor Corp .................................     471,876
     7,000            Precision Castparts Corp ...................     245,700
     2,300            Quanex Corp ................................      77,280
     2,900          * RTI International Metals, Inc ..............      30,508
     2,948            Ryerson Tull, Inc ..........................      22,994
     1,510            Schnitzer Steel Industries, Inc (Class A) ..      45,345
     5,096          * Steel Dynamics, Inc ........................      77,153
     2,800            Texas Industries, Inc ......................      68,880
     3,146            Tredegar Corp ..............................      47,347
    12,917            United States Steel Corp ...................     237,414
     8,666            Worthington Industries, Inc ................     108,845
                                                                    ----------
                      TOTAL PRIMARY METAL INDUSTRIES                 5,919,416
                                                                    ----------
PRINTING AND PUBLISHING--0.83%
     9,014          * American Greetings Corp (Class A) ..........     175,142
     3,300            Banta Corp .................................     118,800
    11,413            Belo Corp (Class A) ........................     276,765
     3,700            Bowne & Co, Inc ............................      55,315
     1,225          * Consolidated Graphics, Inc .................      31,152

                        SEE NOTES TO FINANCIAL STATEMENTS


101  TIAA-CREF Institutional Mutual Funds  2003 ANNUAL REPORT

 Statement of Investments - INSTITUTIONAL EQUITY INDEX FUND - September 30, 2003
--------------------------------------------------------------------------------

SHARES                                                                   VALUE
--------------------------------------------------------------------------------

PRINTING AND PUBLISHING--(CONTINUED)
       440            Courier Corp ...............................$     22,400
       600            CSS Industries, Inc ........................      15,450
     6,450            Dow Jones & Co, Inc ........................     305,408
     2,322            Ennis Business Forms, Inc ..................      31,138
    35,052            Gannett Co, Inc ............................   2,718,633
     4,000            Harland (John H.) Co .......................     105,880
     7,852            Harte-Hanks, Inc ...........................     144,791
     5,781            Hollinger International, Inc ...............      71,395
     1,190          * Information Holdings, Inc ..................      23,836
     4,166          * Journal Register Co ........................      78,113
    10,623            Knight Ridder, Inc .........................     708,554
     5,558            Lee Enterprises, Inc .......................     214,928
     3,500          * Mail-Well, Inc .............................      12,250
     1,200          * Martha Stewart Living Omnimedia, Inc (Class A)    11,100
     2,414            McClatchy Co (Class A) .....................     143,585
    24,988            McGraw-Hill Cos, Inc .......................   1,552,504
     1,700            Media General, Inc (Class A) ...............     103,870
     5,066            Meredith Corp ..............................     233,897
     1,544            New England Business Services, Inc .........      41,101
    18,546            New York Times Co (Class A) ................     806,009
     1,571          * Playboy Enterprises, Inc (Class B) .........      22,858
    19,494          * Primedia, Inc ..............................      55,558
     1,300            Pulitzer, Inc ..............................      67,730
    13,603            R.R. Donnelley & Sons Co ...................     338,307
    13,173            Reader's Digest Association, Inc (Class A) .     184,290
     4,200          * Scholastic Corp ............................     120,918
     4,059            Scripps (E.W.) Co (Class A) ................     345,421
     2,492            Standard Register Co .......................      41,367
       906            Thomas Nelson, Inc .........................      12,512
    26,752            Tribune Co .................................   1,227,917
     6,860          * Valassis Communications, Inc ...............     181,104
       675            Washington Post Co (Class B) ...............     448,875
     6,367            Wiley (John) & Sons, Inc (Class A) .........     165,478
                                                                    ----------
                      TOTAL PRINTING AND PUBLISHING                 11,214,351
                                                                    ----------
 RAILROAD TRANSPORTATION--0.39%
    48,849            Burlington Northern Santa Fe Corp ..........   1,410,271
    26,622            CSX Corp ...................................     778,694
     2,981            Florida East Coast Industries ..............      85,704
     1,643          * Genesee & Wyoming, Inc (Class A) ...........      38,956
     7,398          * Kansas City Southern Industries, Inc .......      81,896
    49,112            Norfolk Southern Corp ......................     908,572
    33,133            Union Pacific Corp .........................   1,927,347
                                                                    ----------
                      TOTAL RAILROAD TRANSPORTATION                  5,231,440
                                                                    ----------
 REAL ESTATE--0.07%
       612          * Avatar Holdings, Inc .......................      19,572
    10,741          * Catellus Development Corp ..................     262,617
       732            Consolidated-Tomoka Land Co ................      21,235
     3,905            Forest City Enterprises, Inc (Class A) .....     170,844
     4,000          * Jones Lang LaSalle, Inc ....................      74,000
     2,689            LNR Property Corp ..........................     110,115
       217          * Orleans Homebuilders, Inc ..................       2,565
     4,300            St. Joe Co .................................     137,944
    11,700          * Stewart Enterprises, Inc (Class A) .........      44,460
       710          * Tarragon Realty Investors, Inc .............      10,828
     4,025          * Trammell Crow Co ...........................      50,111
                                                                    ----------
                     TOTAL REAL ESTATE                                 904,291
                                                                    ----------
 RUBBER AND MISCELLANEOUS PLASTICS PRODUCTS--0.21%
     1,621          * Applied Films Corp .........................      48,192
     4,674            Aptargroup, Inc ............................     171,489
     1,300            Bandag, Inc ................................      43,849
     7,541            Cooper Tire & Rubber Co ....................     119,676
    20,185          * Goodyear Tire & Rubber Co ..................     132,615
       702          * Gundle/SLT Environmental, Inc ..............      10,776
     1,866          * Jarden Corp ................................      70,442
     2,138            Myers Industries, Inc ......................      21,401
    20,771            Nike, Inc (Class B) ........................   1,263,292
         1          * Packaging Dynamics Corp ....................           9
     1,200            Quixote Corp ...............................      30,180
     6,497            Reebok International Ltd ...................     217,195
     4,170            Schulman (A.), Inc .........................      66,136
    10,619          * Sealed Air Corp ............................     501,535
     2,422          * Skechers U.S.A., Inc (Class A) .............      17,971
     1,954            Spartech Corp ..............................      41,620
       972          * Trex Co, Inc ...............................      30,181
     7,241            Tupperware Corp ............................      96,885
     2,500          * Vans, Inc ..................................      27,250
                                                                    ----------
                      TOTAL RUBBER AND MISCELLANEOUS PLASTICS
                         PRODUCTS                                    2,910,694
                                                                    ----------
 SECURITY AND COMMODITY BROKERS--2.06%
    10,330            A.G. Edwards, Inc ..........................     396,775
     2,800          * Affiliated Managers Group, Inc .............     175,840
    29,008          * Ameritrade Holding Corp ....................     326,340
    12,408            Bear Stearns Cos, Inc ......................     928,118
     2,400            Blackrock, Inc .............................     117,600
   138,642            Charles Schwab Corp ........................   1,651,238
       600            Chicago Mercantile Exchange ................      41,286
    43,636          * E*trade Group, Inc .........................     404,069
     8,900            Eaton Vance Corp ...........................     297,972
    10,738            Federated Investors, Inc (Class B) .........     297,443
       911            First Albany Cos, Inc ......................      11,615
    21,438            Franklin Resources, Inc ....................     947,774
       849          * Gabelli Asset Management, Inc (Class A) ....      30,275
    37,057            Goldman Sachs Group, Inc ...................   3,109,082
    15,452          * Instinet Group, Inc ........................      73,691
     6,564          * Investment Technology Group, Inc ...........     125,898
     8,067            Investors Financial Services Corp ..........     253,304
    30,304            Janus Capital Group, Inc ...................     423,347
     5,580            Jefferies Group, Inc .......................     160,425
    11,650          * Knight Trading Group, Inc ..................     133,393
     6,300            LaBranche & Co, Inc ........................      91,980
     8,205            Legg Mason, Inc ............................     592,401
    31,534            Lehman Brothers Holdings, Inc ..............   2,178,369
   120,734            Merrill Lynch & Co, Inc ....................   6,462,891
   138,119            Morgan Stanley .............................   6,969,485
     7,450            Neuberger Berman, Inc ......................     311,932
     3,056            Nuveen Investments, Inc ....................      84,040
     5,244            Raymond James Financial, Inc ...............     190,619
     1,300            Sanders Morris Harris Group, Inc ...........      11,531
     9,645            SEI Investments Co .........................     313,463
     2,340          * SoundView Technology Group, Inc ............      23,026
     1,560            SWS Group, Inc .............................      30,748
    13,301            T Rowe Price Group, Inc ....................     548,799
       100            Value Line, Inc ............................       4,800
     9,810            Waddell & Reed Financial, Inc (Class A) ....     231,222
                                                                    ----------
                      TOTAL SECURITY AND COMMODITY BROKERS          27,950,791
                                                                    ----------
 SOCIAL SERVICES--0.00%
    1,344          * Bright Horizons Family Solutions, Inc .......     53,693
                                                                    ----------
                      TOTAL SOCIAL SERVICES                            53,693
                                                                    ----------
SPECIAL TRADE CONTRACTORS--0.03%
     6,750          * Dycom Industries, Inc ......................     137,633
     1,952          * EMCOR Group, Inc ...........................      83,058
     5,300          * Integrated Electrical Services, Inc ........      36,570
       697          * John B. Sanfilippo & Son ...................      14,818
     1,040          * Matrix Service Co ..........................      18,470
     9,550          * Quanta Services, Inc .......................      78,979
     1,200            Roto-Rooter, Inc ...........................      42,660
                                                                    ----------
                      TOTAL SPECIAL TRADE CONTRACTORS                  412,188
                                                                    ----------

                       SEE NOTES TO FINANCIAL STATEMENTS


102  TIAA-CREF Institutional Mutual Funds  2003 ANNUAL REPORT

 Statement of Investments - INSTITUTIONAL EQUITY INDEX FUND - September 30, 2003
--------------------------------------------------------------------------------

SHARES                                                                   VALUE
--------------------------------------------------------------------------------
STONE, CLAY, AND GLASS PRODUCTS--0.19%
       856            Ameron International Corp ..................$     28,257
     4,622            Apogee Enterprises, Inc ....................      47,699
     2,921          * Cabot Microelectronics Corp ................     162,871
     1,373            CARBO Ceramics, Inc ........................      49,648
       700            Centex Construction Products, Inc ..........      31,269
   171,306          * Corning, Inc ...............................   1,613,703
     2,700            Florida Rock Industries, Inc ...............     133,920
     4,200            Lafarge North America, Inc .................     146,160
     2,052            Libbey, Inc ................................      57,066

    15,352          * Owens-Illinois, Inc ........................     175,320
     4,766          b* USG Corp ..................................      82,166
                                                                    ----------
                      TOTAL STONE, CLAY, AND GLASS PRODUCTS          2,528,079
                                                                    ----------
TEXTILE MILL PRODUCTS--0.04%
     2,958            Albany International Corp (Class A) ........      91,225
       260          * Hampshire Group Ltd ........................       8,278
     4,446          * Interface, Inc (Class A) ...................      24,097
     6,526          * Mohawk Industries, Inc .....................     465,434
                                                                    ----------
                      TOTAL TEXTILE MILL PRODUCTS                      589,034
                                                                    ----------
TOBACCO PRODUCTS--0.96%
   264,108            Altria Group, Inc ..........................  11,567,930
     5,207            Loews Corp (Carolina Group) ................     119,761
    10,614            R.J. Reynolds Tobacco Holdings, Inc ........     419,678
     3,500            Universal Corp .............................     147,455
    21,513            UST, Inc ...................................     756,827
     3,738            Vector Group Ltd ...........................      53,827
                                                                    ----------
                      TOTAL TOBACCO PRODUCTS                        13,065,478
                                                                    ----------
 TRANSPORTATION BY AIR--0.44%
     6,374          * ABX Air, Inc ...............................      15,808
     8,598          * Airtran Holdings, Inc ......................     144,017
     2,920          * Alaska Air Group, Inc ......................      81,234
     3,878          * America West Holdings Corp (Class B) .......      37,733
    18,153          * AMR Corp ...................................     207,852
     4,982          * Atlantic Coast Airlines Holdings, Inc ......      42,397
     7,922          * Continental Airlines, Inc (Class B) ........     131,347
    16,005          * Delta Air Lines, Inc .......................     212,867
     4,447          * ExpressJet Holdings, Inc ...................      61,369
    38,835            FedEx Corp .................................   2,502,203
     1,659          * Forward Air Corp ...........................      45,871
     3,994          * Frontier Airlines, Inc .....................      65,741
     6,897          * JetBlue Airways Corp .......................     420,510
     1,200          * MAIR Holdings, Inc .........................       8,148
     3,008          * Mesa Air Group, Inc ........................      33,389
     7,904          * Northwest Airlines Corp ....................      76,669
     2,651          * Offshore Logistics, Inc ....................      53,815
       475          * Petroleum Helicopters (Vote) ...............      13,804
     6,401            Skywest, Inc ...............................     110,865
    98,447            Southwest Airlines Co ......................   1,742,512
                                                                    ----------
                      TOTAL TRANSPORTATION BY AIR                    6,008,151
                                                                    ----------
TRANSPORTATION EQUIPMENT--2.40%
     4,400          * AAR Corp ...................................      35,288
     2,289          * Aftermarket Technology Corp ................      26,117
     3,487          * American Axle & Manufacturing Holdings, Inc      103,145
     1,764            Arctic Cat, Inc ............................      34,098
     8,785            ArvinMeritor, Inc ..........................     156,461
    12,448            Autoliv, Inc ...............................     375,556
    95,387            Boeing Co ..................................   3,274,636
    11,729            Brunswick Corp .............................     301,201
     3,300            Clarcor, Inc ...............................     128,700
     1,659            Coachmen Industries, Inc ...................      19,427
        30            Curtiss-Wright Corp (Class B) ..............       2,148
    19,504            Dana Corp ..................................     300,947
    66,686            Delphi Corp ................................     603,508
       663          * Ducommun, Inc ..............................      10,807
     1,986          * Dura Automotive Systems, Inc ...............      18,907
     1,460          * Fairchild Corp (Class A) ...................       7,227
     6,300            Federal Signal Corp ........................      93,870
     5,619          * Fleetwood Enterprises, Inc .................      52,088
   230,254            Ford Motor Co ..............................   2,479,846
     5,119            GenCorp, Inc ...............................      45,815
    23,241            General Dynamics Corp ......................   1,814,192
    60,994            General Motors Corp ........................   2,496,525
   116,577          * General Motors Corp-Hughes Electronics Corp    1,668,231
     9,627            Gentex Corp ................................     335,405
    22,664            Genuine Parts Co ...........................     724,795
    14,772            Goodrich Corp ..............................     358,073
       699          * Greenbrier Cos, Inc ........................       9,443
    39,306            Harley-Davidson, Inc .......................   1,894,549
     1,709            Heico Corp .................................      23,242
   108,434            Honeywell International, Inc ...............   2,857,236
     2,981            Kaman Corp (Class A) .......................      38,634
    47,807            Lockheed Martin Corp .......................   2,206,293
       451            Marine Products Corp .......................       6,639
     3,793          * Monaco Coach Corp ..........................      62,774
     8,281          * Navistar International Corp ................     308,716
    22,616            Northrop Grumman Corp ......................   1,949,952
     3,948            Oshkosh Truck Corp .........................     156,380
    14,067            Paccar, Inc ................................   1,050,664
     3,100            Polaris Industries, Inc ....................     229,865
       994          * Sequa Corp (Class A) .......................      42,553
     2,900          * Sports Resorts International, Inc ..........      14,732
     1,200            Standard Motor Products, Inc ...............      12,120
       335          * Strattec Security Corp .....................      15,966
     2,814            Superior Industries International, Inc .....     114,108
     4,361          * Teledyne Technologies, Inc .................      63,453
     4,744          * Tenneco Automotive, Inc ....................      29,840
    15,222            Textron, Inc ...............................     600,508
     1,900            Thor Industries, Inc .......................     102,638
     4,668            Trinity Industries, Inc ....................     120,668
     1,742          * Triumph Group, Inc .........................      51,912
     2,606          * United Defense Industries, Inc .............      73,984
    61,033            United Technologies Corp ...................   4,716,630
    17,945            Visteon Corp ...............................     118,443
     3,176          * Wabash National Corp .......................      50,657
     4,827            Wabtec Corp ................................      76,508
     1,651            Winnebago Industries, Inc ..................      73,602
                                                                    ----------
                      TOTAL TRANSPORTATION EQUIPMENT                32,539,722
                                                                    ----------
 TRANSPORTATION SERVICES--0.11%
       900          * Ambassadors Group, Inc .....................      15,309
       778            Ambassadors International, Inc .............       9,531
     8,830            C.H. Robinson Worldwide, Inc ...............     328,564
     4,199          * EGL, Inc ...................................      76,338
    12,523            Expeditors International Of Washington, Inc      430,916
     5,723            GATX Corp ..................................     121,041
     1,500          * Navigant International, Inc ................      21,015
     1,500          * Pacer International, Inc ...................      29,895
     3,852          * RailAmerica, Inc ...........................      33,127
    18,645            Sabre Holdings Corp ........................     400,702
                                                                    ----------
                      TOTAL TRANSPORTATION SERVICES                  1,466,438
                                                                    ----------
TRUCKING AND WAREHOUSING--0.41%
     2,700            Arkansas Best Corp .........................      74,250
     6,415            CNF, Inc ...................................     205,601
     1,000          * Covenant Transport, Inc (Class A) ..........      18,400
     4,002            Heartland Express, Inc .....................      96,128
     6,212          * Hunt (J.B.) Transport Services, Inc ........     161,636
     2,000          * Landstar System, Inc .......................     122,040
       900          * Old Dominion Freight Line ..................      26,181
       517          * P.A.M. Transportation Services .............      10,609
     1,450            Roadway Corp ...............................      70,717

                        SEE NOTES TO FINANCIAL STATEMENTS


                    2003 ANNUAL REPORT TIAA-CREF Institutional Mutual Funds  103

 Statement of Investments - INSTITUTIONAL EQUITY INDEX FUND - September 30, 2003
--------------------------------------------------------------------------------

SHARES                                                                   VALUE
--------------------------------------------------------------------------------
TRUCKING AND WAREHOUSING--(CONTINUED)
     1,850          * SCS Transportation, Inc ....................$     27,935
     8,002          * Swift Transportation Co, Inc ...............     181,565
       712          * U.S. Xpress Enterprises, Inc (Class A) .....       8,722
    66,920            United Parcel Service, Inc (Class B) .......   4,276,508
     3,400            USF Corp ...................................     106,998
     5,171            Werner Enterprises, Inc ....................     118,468
     3,900          * Yellow Corp ................................     116,532
                                                                    ----------
                      TOTAL TRUCKING AND WAREHOUSING                 5,622,290
                                                                    ----------
WATER TRANSPORTATION--0.03%
     5,400            Alexander & Baldwin, Inc ...................     151,632
     2,247          * Gulfmark Offshore, Inc .....................      31,570
     2,612          * Kirby Corp .................................      74,964
       903            Maritrans, Inc .............................      13,545
     3,700            Overseas Shipholding Group, Inc ............      95,645
       819          * Seabulk International, Inc .................       5,971
                                                                    ----------
                      TOTAL WATER TRANSPORTATION                       373,327
                                                                    ----------
WHOLESALE TRADE-DURABLE GOODS--1.79%
       693          * 1-800 Contacts, Inc ........................      13,985
     2,497            Action Performance Cos, Inc ................      61,027
     4,548            Agilysys, Inc ..............................      39,886
     1,554          * Alliance Imaging, Inc ......................       5,346
     4,358          * Anixter International, Inc .................      99,232
    13,395          * Apogent Technologies, Inc ..................     279,420
     2,834            Applied Industrial Technologies, Inc .......      56,312
    12,344          * Arrow Electronics, Inc .....................     227,006
     2,000          * Audiovox Corp (Class A) ....................      25,260
     4,165          * Aviall, Inc ................................      51,563
    14,785          * Avnet, Inc .................................     244,248
     1,523            Barnes Group, Inc ..........................      39,537
     3,500            BorgWarner, Inc ............................     237,475
     2,079          * Boyds Collection Ltd .......................       9,376
     3,800            Carlisle Cos, Inc ..........................     165,756
     7,852            CDW Corp ...................................     453,374
     2,600            Commercial Metals Co .......................      47,762
     2,871          * Compucom Systems, Inc ......................      12,058
     1,422          * Department 56, Inc .........................      18,059
     1,929          * Global Imaging Systems, Inc ................      47,453
     3,300            Handleman Co ...............................      55,704
     3,000            Hughes Supply, Inc .........................      97,350
    19,434            IKON Office Solutions, Inc .................     142,063
     2,512          * Imagistics International, Inc ..............      72,798
    13,918          * Ingram Micro, Inc (Class A) ................     181,630
     6,499          * Insight Enterprises, Inc ...................      98,915
     1,409          * Insurance Auto Auctions, Inc ...............      15,851
   387,003            Johnson & Johnson ..........................  19,164,388
     1,292          * Keystone Automotive Industries, Inc ........      28,036
     3,300          * Knight Transportation, Inc .................      82,731
       505            Lawson Products, Inc .......................      13,559
     6,442            Martin Marietta Materials, Inc .............     234,811
     4,800            Owens & Minor, Inc .........................     115,680
     7,685          * Patterson Dental Co ........................     442,502
     6,700            Pep Boys-Manny Moe & Jack ..................     102,510
     1,600            Pomeroy IT Solutions, Inc ..................      20,320
     9,754          * PSS World Medical, Inc .....................      86,518
     2,868            Reliance Steel & Aluminum Co ...............      63,641
    22,490          * Safeguard Scientifics, Inc .................      76,466
     1,512          * Scansource, Inc ............................      55,248
     3,873          * SCP Pool Corp ..............................     107,747
     2,100          * TBC Corp ...................................      52,605
     6,795          * Tech Data Corp .............................     209,626
     9,909            W.W. Grainger, Inc .........................     471,173
     2,661            Watsco, Inc ................................      50,852
     1,100          * WESCO International, Inc ...................       5,753
     5,506          * Zoran Corp .................................     107,367
                                                                    ----------
                      TOTAL WHOLESALE TRADE-DURABLE GOODS           24,289,979
                                                                    ----------
WHOLESALE TRADE-NONDURABLE GOODS--0.82%
     5,545            Acuity Brands, Inc .........................     100,143
     1,598            Advanced Marketing Services, Inc ...........      16,332
     7,523            Airgas, Inc ................................     133,871
     3,146          * Allscripts Healthcare Solutions, Inc .......      12,836
    14,051            AmerisourceBergen Corp .....................     759,457
     4,426            Brown-Forman Corp (Class B) ................     350,185
    58,178            Cardinal Health, Inc .......................   3,397,071
       906          * Central European Distribution Corp .........      24,779
     4,873          * Chiquita Brands International, Inc .........      86,252
     1,890            D&K Healthcare Resources, Inc ..............      26,573
     4,627            DIMON, Inc .................................      31,926
     4,257          * Endo Pharmaceuticals Holdings, Inc .........      87,056
     1,956            Getty Realty Corp ..........................      47,922
       462          * Green Mountain Coffee, Inc .................       9,152
     3,378          * Hain Celestial Group, Inc ..................      61,243
     5,228          * Henry Schein, Inc ..........................     296,428
       800            Kenneth Cole Productions, Inc (Class A) ....      20,888
       400          * Maui Land & Pineapple Co ...................      10,344
    34,918            McKesson Corp ..............................   1,162,420
     3,704          * Men's Wearhouse, Inc .......................      95,008
     1,384            Nash Finch Co ..............................      21,452
     5,364            Nu Skin Enterprises, Inc (Class A) .........      68,391
     5,888          * Performance Food Group Co ..................     239,700
     8,620            Perrigo Co .................................     109,733
       373          * Perry Ellis International, Inc .............      10,649
     3,413          * Plains Resources, Inc ......................      42,492
     4,619          * Priority Healthcare Corp (Class B) .........      94,874
     3,600            Russell Corp ...............................      58,680
     2,113          * School Specialty, Inc ......................      59,608
     1,000          * Smart & Final, Inc .........................       6,250
     1,300            Standard Commercial Corp ...................      23,920
     6,000            Stride Rite Corp ...........................      64,800
    17,464            Supervalu, Inc .............................     416,691
    84,139            Sysco Corp .................................   2,752,187
     3,792          * Tractor Supply Co ..........................     124,416
     2,767          * United Natural Foods, Inc ..................      91,837
     3,940          * United Stationers, Inc .....................     148,459
     3,471            Valhi, Inc .................................      39,083
                                                                    ----------
                      TOTAL WHOLESALE TRADE-NONDURABLE GOODS        11,103,108
                                                                    ----------
                      TOTAL COMMON STOCK
                         (COST $1,285,412,244)                   1,354,546,003
                                                                 =============
   PRINCIPAL
   ---------
SHORT TERM INVESTMENT--0.10%
U.S. GOVERNMENT AND AGENCY--0.10%
                         Federal Home Loan Bank (FHLB)
$1,350,000               1.010%,10/01/03.......................      1,349,964
                                                                -------------
                      TOTAL U.S. GOVERNMENT AND AGENCY               1,349,964
                                                                -------------
                      TOTAL SHORT TERM INVESTMENT
                        (COST $1,350,000)                            1,349,964
                                                                -------------
                      TOTAL PORTFOLIO--100.01%
                        (COST $1,286,762,244)                    1,355,895,967

                      OTHER ASSETS & LIABILITIES, NET--(0.01%)        (164,803)
                                                                -------------
                      NET ASSETS--100.00%                       $1,355,731,164
                                                                ==============

-----------------
*  Non-income producing
b  In bankruptcy

   At September 30, 2003, the aggregate cost of portfolio investments for federal income tax purposes was $1,302,115,328. Net unrealized appreciation of portfolio investments aggregated $53,780,639 of which $124,748,474 related to appreciated portfolio investments and $70,967,835 related to depreciated portfolio investments.

                       SEE NOTES TO FINANCIAL STATEMENTS

104  TIAA-CREF Institutional Mutual Funds  2003 ANNUAL REPORT

Statement of Investments - INSTITUTIONAL S&P 500 INDEX FUND - September 30, 2003
--------------------------------------------------------------------------------

                              Summary by Industry


                                                              VALUE          %
--------------------------------------------------------------------------------
COMMON STOCK
Amusement and Recreation Services ....................   $    46,321       0.05%
Apparel and Accessory Stores .........................       350,043       0.39
Apparel and Other Textile Products ...................       108,876       0.12
Auto Repair, Services and Parking ....................        17,592       0.02
Automotive Dealers and Service Stations ..............       118,982       0.13
Building Materials and Garden Supplies ...............     1,115,290       1.23
Business Services ....................................     6,825,004       7.55
Chemicals and Allied Products ........................    10,788,636      11.93
Communications .......................................     4,781,523       5.29
Depository Institutions ..............................     9,244,040      10.22
Eating and Drinking Places ...........................       438,408       0.49
Educational Services .................................       112,251       0.12
Electric, Gas, and Sanitary Services .................     2,821,363       3.12
Electronic and Other Electric Equipment ..............     7,308,932       8.08
Engineering and Management Services ..................       453,364       0.50
Fabricated Metal Products ............................       568,700       0.63
Food and Kindred Products ............................     3,442,268       3.81
Food Stores ..........................................       417,077       0.46
Forestry .............................................       122,745       0.14
Furniture and Fixtures ...............................       180,416       0.20
Furniture and Homefurnishings Stores .................       318,732       0.35
General Building Contractors .........................       117,364       0.13
General Merchandise Stores ...........................     3,475,732       3.85
Health Services ......................................       360,561       0.40
Holding and Other Investment Offices .................       739,676       0.82
Hotels and Other Lodging Places ......................       219,178       0.24
Industrial Machinery and Equipment ...................     7,162,464       7.92
Instruments and Related Products .....................     2,309,106       2.56
Insurance Agents, Brokers and Service ................       377,239       0.42
Insurance Carriers ...................................     4,533,793       5.01
Lumber and Wood Products .............................        58,176       0.06
Metal Mining .........................................       242,851       0.27
Miscellaneous Manufacturing Industries ...............       111,388       0.12
Miscellaneous Retail .................................       980,945       1.08
Motion Pictures ......................................       397,349       0.44
Nondepository Institutions ...........................     2,283,208       2.53
Nonmetallic Minerals, Except Fuels ...................        39,910       0.04
Oil and Gas Extraction ...............................     1,293,413       1.43
Paper and Allied Products ............................       577,603       0.64
Personal Services ....................................       135,983       0.15
Petroleum and Coal Products ..........................     3,539,584       3.91
Primary Metal Industries .............................       331,323       0.37
Printing and Publishing ..............................       657,855       0.73
Railroad Transportation ..............................       369,453       0.41
Rubber and Miscellaneous Plastics Products ...........       240,198       0.27
Security and Commodity Brokers .......................     2,001,962       2.21
Stone, Clay, and Glass Products ......................       120,576       0.13
Tobacco Products .....................................       946,400       1.05
Transportation By Air ................................       330,444       0.37
Transportation Equipment .............................     2,244,050       2.48
Transportation Services ..............................        30,086       0.03
Trucking and Warehousing .............................       695,420       0.77
Water Transportation .................................       200,629       0.22
Wholesale Trade-Durable Goods ........................     1,459,264       1.61
Wholesale Trade-Nondurable Goods .....................       679,629       0.75
                                                         -----------     ------
TOTAL COMMON STOCK (COST $79,336,158) ................    88,843,375      98.25
                                                         -----------     ------
TOTAL PORTFOLIO (COST $79,336,158) ...................    88,843,375      98.25
OTHER ASSETS & LIABILITIES, NET ......................     1,586,294       1.75
                                                         -----------     ------
NET ASSETS ...........................................   $90,429,669     100.00%
                                                         ===========     ======
COMMON STOCK--98.25%
 AMUSEMENT AND RECREATION SERVICES--0.05%
     1,100            Harrah's Entertainment, Inc ................  $   46,321
                                                                    ----------
                      TOTAL AMUSEMENT AND RECREATION SERVICES           46,321
                                                                    ----------
 APPAREL AND ACCESSORY STORES--0.39%
     8,600            Gap, Inc ...................................     147,232
     5,000            Limited Brands, Inc ........................      75,400
     1,300            Nordstrom, Inc .............................      32,253
     4,900            TJX Cos, Inc ...............................      95,158
                                                                    ----------
                      TOTAL APPAREL AND ACCESSORY STORES               350,043
                                                                    ----------
 APPAREL AND OTHER TEXTILE PRODUCTS--0.12%

     1,200            Jones Apparel Group, Inc ...................      35,916
     1,000            Liz Claiborne, Inc .........................      34,050
     1,000            VF Corp ....................................      38,910
                                                                    ----------
                      TOTAL APPAREL AND OTHER TEXTILE PRODUCTS         108,876
                                                                    ----------
 AUTO REPAIR, SERVICES AND PARKING--0.02%
       600            Ryder System, Inc ..........................      17,592
                                                                    ----------
                      TOTAL AUTO REPAIR, SERVICES AND PARKING           17,592
                                                                    ----------
 AUTOMOTIVE DEALERS AND SERVICE STATIONS--0.13%
     2,700          * Autonation, Inc ............................      47,358
       800          * AUTOZONE, INC ..............................      71,624
                                                                    ----------
                      TOTAL AUTOMOTIVE DEALERS AND SERVICE STATIONS    118,982
                                                                    ----------
 BUILDING MATERIALS AND GARDEN SUPPLIES--1.23%
    22,200            Home Depot, Inc ............................     707,070
     1,000          * Louisiana-Pacific Corp .....................      13,780
     7,600            Lowe's Cos .................................     394,440
                                                                    ----------
                      TOTAL BUILDING MATERIALS AND GARDEN SUPPLIES   1,115,290
                                                                    ----------
 BUSINESS SERVICES--7.55%
     2,200            Adobe Systems, Inc .........................      86,372
    43,600          * AOL Time Warner, Inc .......................     658,796
     1,200            Autodesk, Inc ..............................      20,424
     5,800            Automatic Data Processing, Inc .............     207,930
     2,300          * BMC Software, Inc ..........................      32,039
     9,800          * Cendant Corp ...............................     183,162
     1,600          * Citrix Systems, Inc ........................      35,328
     5,600            Computer Associates International, Inc .....     146,216
     1,800          * Computer Sciences Corp .....................      67,626
     3,700          * Compuware Corp .............................      19,832
     1,400          * Convergys Corp .............................      25,676
       600            Deluxe Corp ................................      24,084
     1,400          * Electronic Arts, Inc .......................     129,122
     4,600            Electronic Data Systems Corp ...............      92,920
     1,300            Equifax, Inc ...............................      28,951
     7,200            First Data Corp ............................     287,712
     1,900          * Fiserv, Inc ................................      68,837
     2,357            IMS Health, Inc ............................      49,733
     3,800          * Interpublic Group Of Cos, Inc ..............      53,656
     2,000          * Intuit, Inc ................................      96,480
       800          * Mercury Interactive Corp ...................      36,328
   104,400            Microsoft Corp .............................   2,901,276
     1,100          * Monster Worldwide, Inc .....................      27,698
       900          * NCR Corp ...................................      28,521
     3,600          * Novell, Inc ................................      19,188
     1,800            Omnicom Group, Inc .........................     129,330
    50,700          * Oracle Corp ................................     568,854
     2,500          * Parametric Technology Corp .................       7,800
     3,500          * Peoplesoft, Inc ............................      63,665
     1,600          * Robert Half International, Inc .............      31,200
     4,700          * Siebel Systems, Inc ........................      45,684
    31,100          * Sun Microsystems, Inc ......................     102,941
     2,800          * SunGard Data Systems, Inc ..................      73,668
     1,500          * Symantec Corp ..............................      94,530
     3,100          * Unisys Corp ................................      41,943

                        SEE NOTES TO FINANCIAL STATEMENTS


                    2003 ANNUAL REPORT TIAA-CREF Institutional Mutual Funds  105

 Statement of Investments - INSTITUTIONAL EQUITY INDEX FUND - September 30, 2003
--------------------------------------------------------------------------------

SHARES                                                                   VALUE
--------------------------------------------------------------------------------
BUSINESS SERVICES--(CONTINUED)
     4,100          * Veritas Software Corp ......................  $  128,740
     5,900          * Yahoo!, Inc ................................     208,742
                                                                    ----------
                      TOTAL BUSINESS SERVICES                        6,825,004
                                                                    ----------
 CHEMICALS AND ALLIED PRODUCTS--11.93%
    15,100            Abbott Laboratories ........................     642,505
     2,200            Air Products & Chemicals, Inc ..............      99,220
       600            Alberto-Culver Co (Class B) ................      35,292
     1,200            Allergan, Inc ..............................      94,476
    12,500          * Amgen, Inc .................................     807,125
     1,000            Avery Dennison Corp ........................      50,520
     2,300            Avon Products, Inc .........................     148,488
     1,500          * Biogen, Inc ................................      57,345
    18,700            Bristol-Myers Squibb Co ....................     479,842
     1,800          * Chiron Corp ................................      93,042
     2,100            Clorox Co ..................................      96,327
     5,200            Colgate-Palmolive Co .......................     290,628
     8,900            Dow Chemical Co ............................     289,606
     9,700            Du Pont (E.I.) de Nemours & Co .............     388,097
       800            Eastman Chemical Co ........................      26,800
     2,600            Ecolab, Inc ................................      65,650
     3,500          * Forest Laboratories, Inc ...................     180,075
     2,100          * Genzyme Corp ...............................      97,125
     9,800            Gillette Co ................................     313,404
       500            Great Lakes Chemical Corp ..................      10,055
       900            International Flavors & Fragrances, Inc ....      29,772
     2,300          * King Pharmaceuticals, Inc ..................      34,845
    10,900            Lilly (Eli) & Co ...........................     647,460
     2,400          * MedImmune, Inc .............................      79,224
    21,600            Merck & Co, Inc ............................   1,093,392
    75,220            Pfizer, Inc ................................   2,285,184
     1,700            PPG Industries, Inc ........................      88,774
     1,600            Praxair, Inc ...............................      99,120
    12,500            Procter & Gamble Co ........................   1,160,250
     2,200            Rohm & Haas Co .............................      73,590
    14,300            Schering-Plough Corp .......................     217,932
     1,400            Sherwin-Williams Co ........................      41,174
       700            Sigma-Aldrich Corp .........................      36,358
     1,100          * Watson Pharmaceuticals, Inc ................      45,859
    12,800            Wyeth ......................................     590,080
                                                                    ----------
                      TOTAL CHEMICALS AND ALLIED PRODUCTS           10,788,636
                                                                    ----------
 COMMUNICATIONS--5.29%
     3,000            Alltel Corp ................................     139,020
     7,600            AT&T Corp ..................................     163,780
    26,100          * AT&T Wireless Services, Inc ................     213,498
     4,000          * Avaya, Inc .................................      43,600
    17,800            BellSouth Corp .............................     421,504
     1,400            CenturyTel, Inc ............................      47,446
     5,900            Clear Channel Communications, Inc ..........     225,970
    15,516          * Comcast Corp ...............................     479,134
     6,450          * Comcast Corp Special .......................     190,533
    40,700          * Lucent Technologies, Inc ...................      87,912
    10,000          * Nextel Communications, Inc (Class A) .......     196,900
    16,300          * Qwest Communications International, Inc ....      55,420
    32,100            SBC Communications, Inc ....................     714,225
     8,800            Sprint Corp (FON Group) ....................     132,880
    10,000          * Sprint Corp (PCS Group) ....................      57,300
     3,100          * Univision Communications, Inc (Class A) ....      98,983
    26,700            Verizon Communications, Inc ................     866,148
    16,900            Viacom, Inc (Class B) ......................     647,270
                                                                    ----------
                      TOTAL COMMUNICATIONS                           4,781,523
                                                                    ----------
 DEPOSITORY INSTITUTIONS--10.22%
     3,500            AmSouth Bancorp ............................      74,270
    14,400            Bank Of America Corp .......................   1,123,776
     7,500            Bank Of New York Co, Inc ...................     218,325
    10,900            Bank One Corp ..............................     421,285
     5,300            BB&T Corp ..................................     190,323
     2,200            Charter One Financial, Inc .................      67,320
    49,800            Citigroup, Inc .............................   2,266,398
     1,700            Comerica, Inc ..............................      79,220
     4,700          * Concord EFS, Inc ...........................      64,249
     5,430            Fifth Third Bancorp ........................     301,202
     1,300            First Tennessee National Corp ..............      55,198
    10,100            FleetBoston Financial Corp .................     304,515
     1,500            Golden West Financial Corp .................     134,265
     2,400            Huntington Bancshares, Inc .................      47,496
    19,700            J.P. Morgan Chase & Co .....................     676,301
     4,100            KeyCorp ....................................     104,837
     2,100            Marshall & Ilsley Corp .....................      66,192
     4,200            Mellon Financial Corp ......................     126,588
     5,808            National City Corp .........................     171,104
     1,500            North Fork Bancorp, Inc ....................      52,125
     2,200            Northern Trust Corp ........................      93,368
     2,700            PNC Financial Services Group, Inc ..........     128,466
     2,200            Regions Financial Corp .....................      75,350
     3,300            SouthTrust Corp ............................      96,987
     3,200            State Street Corp ..........................     144,000
     2,700            SunTrust Banks, Inc ........................     162,999
     2,900            Synovus Financial Corp .....................      72,471
    18,600            U.S. Bancorp ...............................     446,214
     2,000            Union Planters Corp ........................      63,280
    12,900            Wachovia Corp ..............................     531,351
    16,200            Wells Fargo & Co ...........................     834,300
       900            Zions Bancorp ..............................      50,265
                                                                    ----------
                      TOTAL DEPOSITORY INSTITUTIONS                  9,244,040
                                                                    ----------
 EATING AND DRINKING PLACES--0.49%
     1,600            Darden Restaurants, Inc ....................      30,400
    12,300            McDonald's Corp ............................     289,542
     1,100            Wendy's International, Inc .................      35,530
     2,800          * YUM! BRANDS, INC ...........................      82,936

                      TOTAL EATING AND DRINKING PLACES
                                                                    ----------
 EDUCATIONAL SERVICES--0.12%
     1,700          * Apollo Group, Inc (Class A) ................     112,251
                                                                    ----------
                      TOTAL EDUCATIONAL SERVICES                       112,251
                                                                    ----------
 ELECTRIC, GAS, AND SANITARY SERVICES--3.12%
     6,000          * AES Corp ...................................      44,520
     1,100          * Allegheny Energy, Inc ......................      10,054
     2,000          * Allied Waste Industries, Inc ...............      21,600
     1,500            Ameren Corp ................................      64,365
     3,900            American Electric Power Co, Inc ............     117,000
     3,700          * Calpine Corp ...............................      18,093
     2,900            Centerpoint Energy, Inc ....................      26,593
     1,700            Cinergy Corp ...............................      62,390
     2,900          * Citizens Communications Co .................      32,509
     1,400          * CMS Energy Corp ............................      10,318
     2,200            Consolidated Edison, Inc ...................      89,672
     1,600            Constellation Energy Group, Inc ............      57,248
     3,100            Dominion Resources, Inc ....................     191,890
     1,600            DTE Energy Co ..............................      59,024
     8,700            Duke Energy Corp ...........................     154,947
     3,600          * Dynegy, Inc (Class A) ......................      12,960
     3,100          * Edison International .......................      59,210
     5,800            El Paso Corp ...............................      42,340
     2,300            Entergy Corp ...............................     124,545
     3,200            Exelon Corp ................................     203,200
     3,100            FirstEnergy Corp ...........................      98,890
     1,800            FPL Group, Inc .............................     113,760
     1,600            KeySpan Corp ...............................      56,128

                       SEE NOTES TO FINANCIAL STATEMENTS

106  TIAA-CREF Institutional Mutual Funds  2003 ANNUAL REPORT

Statement of Investments - INSTITUTIONAL S&P 500 INDEX FUND - September 30, 2003
--------------------------------------------------------------------------------

    SHARES                                                            VALUE
    ------                                                            -----
 ELECTRIC, GAS, AND SANITARY SERVICES--(CONTINUED)
     1,200            Kinder Morgan, Inc .........................$     64,812
       400            Nicor, Inc .................................      14,056
     2,500            NiSource, Inc ..............................      49,950
       300            Peoples Energy Corp ........................      12,414
     3,900          * PG&E Corp ..................................      93,210
       900            Pinnacle West Capital Corp .................      31,950
     1,800            PPL Corp ...................................      73,710
     2,300            Progress Energy, Inc .......................     102,258
     2,100            Public Service Enterprise Group, Inc .......      88,200
     2,000            Sempra Energy ..............................      58,720
     7,100            Southern Co ................................     208,172
     1,700            TECO Energy, Inc ...........................      23,494
     3,100            TXU Corp ...................................      73,036
     5,800            Waste Management, Inc ......................     151,786
     5,000            Williams Cos, Inc ..........................      47,100
     3,700            Xcel Energy, Inc ...........................      57,239
                                                                    ----------
                      TOTAL ELECTRIC, GAS, AND SANITARY SERVICES     2,821,363
                                                                    ----------
 ELECTRONIC AND OTHER ELECTRIC EQUIPMENT--8.08%
     7,600          * ADC Telecommunications, Inc ................      17,708
     3,300          * Advanced Micro Devices, Inc ................      36,663
     3,800          * Altera Corp ................................      71,820
     1,900            American Power Conversion Corp .............      32,566
     3,600          * Analog Devices, Inc ........................     136,872
     3,200          * Applied Micro Circuits Corp ................      15,584
     2,900          * Broadcom Corp (Class A) ....................      77,198
     4,800          * CIENA Corp .................................      28,368
     1,800          * Comverse Technology, Inc ...................      26,928
       900            Cooper Industries Ltd (Class A) ............      43,227
     4,000            Emerson Electric Co ........................     210,600
    96,900            General Electric Co ........................   2,888,589
    62,900            Intel Corp .................................   1,730,379
     1,900          * Jabil Circuit, Inc .........................      49,495
    13,700          * JDS Uniphase Corp ..........................      49,320
     3,000            Linear Technology Corp .....................     107,430
     3,600          * LSI Logic Corp .............................      32,364
     3,100            Maxim Integrated Products, Inc .............     122,450
       700            Maytag Corp ................................      17,479
     5,900          * Micron Technology, Inc .....................      79,178
     1,800            Molex, Inc .................................      51,462
    22,600            Motorola, Inc ..............................     270,522
     1,800          * National Semiconductor Corp ................      58,122
     1,500          * Novellus Systems, Inc ......................      50,625
     1,500          * Nvidia Corp ................................      23,867
     1,600          * PMC-Sierra, Inc ............................      21,106
       800          * Power-One, Inc .............................       8,232
       900          * QLogic Corp ................................      42,309
     7,700            Qualcomm, Inc ..............................     320,628
     1,700            Rockwell Collins, Inc ......................      42,925
     4,900          * Sanmina-SCI Corp ...........................      47,530
     1,400            Scientific-Atlanta, Inc ....................      43,610
     3,900          * Tellabs, Inc ...............................      26,481
    16,800            Texas Instruments, Inc .....................     383,040
       600          * Thomas & Betts Corp ........................       9,510
       600            Whirlpool Corp .............................      40,662
     3,300          * Xilinx, Inc ................................      94,083
                                                                    ----------
                      TOTAL ELECTRONIC AND OTHER ELECTRIC EQUIPMENT  7,308,932
                                                                    ----------
 ENGINEERING AND MANAGEMENT SERVICES--0.50%
       700            Fluor Corp .................................      26,131
     4,200            Halliburton Co .............................     101,850
     2,600            Monsanto Co ................................      62,244
     1,400            Moody's Corp ...............................      76,958
     3,700            Paychex, Inc ...............................     125,541
     1,000          * Quest Diagnostics, Inc .....................      60,640
                                                                    ----------
                      TOTAL ENGINEERING AND MANAGEMENT SERVICES        453,364
                                                                    ----------
 FABRICATED METAL PRODUCTS--0.63%
       500            Ball Corp ..................................      27,000
       500            Crane Co ...................................      11,705
     1,500            Danaher Corp ...............................     110,790
     1,400            Fortune Brands, Inc ........................      79,450
     2,900            Illinois Tool Works, Inc ...................     192,154
     4,500            Masco Corp .................................     110,160
       500            Snap-On, Inc ...............................      13,825
       800            Stanley Works ..............................      23,616
                                                                    ----------
                      TOTAL FABRICATED METAL PRODUCTS                  568,700
                                                                    ----------
 FOOD AND KINDRED PRODUCTS--3.81%
     7,900            Anheuser-Busch Cos, Inc ....................     389,786
     6,200            Archer Daniels Midland Co ..................      81,282
     4,000            Campbell Soup Co ...........................     106,000
    23,700            Coca-Cola Co ...............................   1,018,152
     4,400            Coca-Cola Enterprises, Inc .................      83,864
     5,200            Conagra Foods, Inc .........................     110,448
       400            Coors (Adolph) Co (Class B) ................      21,504
     3,600            General Mills, Inc .........................     169,452
     3,400            H.J. Heinz Co ..............................     116,552
     1,000          * Hercules, Inc ..............................      11,330
     1,200            Hershey Foods Corp .........................      87,216
     3,900            Kellogg Co .................................     130,065
     1,400            McCormick & Co, Inc (Non-Vote) .............      38,388
     2,600            Pepsi Bottling Group, Inc ..................      53,508
    16,700            PepsiCo, Inc ...............................     765,361
     7,500            Sara Lee Corp ..............................     137,700
     2,200            Wrigley (Wm.) Jr Co ........................     121,660
                                                                    ----------
                      TOTAL FOOD AND KINDRED PRODUCTS                3,442,268
                                                                    ----------
 FOOD STORES--0.46%
     3,500            Albertson's, Inc ...........................      71,995
     7,200          * Kroger Co ..................................     128,664
     4,200          * Safeway, Inc ...............................      96,348
     3,700          * Starbucks Corp .............................     106,560
     1,400            Winn-Dixie Stores, Inc .....................      13,510
                                                                    ----------
                      TOTAL FOOD STORES                                417,077
                                                                    ----------
 FORESTRY--0.14%
     2,100            Weyerhaeuser Co ............................     122,745
                                                                    ----------
                      TOTAL FORESTRY                                   122,745
                                                                    ----------
 FURNITURE AND FIXTURES--0.20%
       900            Johnson Controls, Inc ......................      85,140
     1,800            Leggett & Platt, Inc .......................      38,934
     2,600            Newell Rubbermaid, Inc .....................      56,342
                                                                    ----------
                      TOTAL FURNITURE AND FIXTURES                     180,416
                                                                    ----------
 FURNITURE AND HOMEFURNISHINGS STORES--0.35%
     2,800          * Bed Bath & Beyond, Inc .....................     106,904
     3,100          * Best Buy Co, Inc ...........................     147,312
     2,000            Circuit City Stores, Inc (Circuit City Group)     19,060
     1,600            RadioShack Corp ............................      45,456
                                                                    ----------
                      TOTAL FURNITURE AND HOMEFURNISHINGS STORES       318,732
                                                                    ----------
 GENERAL BUILDING CONTRACTORS--0.13%
       600            Centex Corp ................................      46,728
       500            KB Home ....................................      29,830
       600            Pulte Homes, Inc ...........................      40,806
                                                                    ----------
                      TOTAL GENERAL BUILDING CONTRACTORS               117,364
                                                                    ----------
 GENERAL MERCHANDISE STORES--3.85%
     1,100          * Big Lots, Inc ..............................      17,391
     4,400          * Costco Wholesale Corp ......................     136,752
       800            Dillard's, Inc (Class A) ...................      11,184
     3,200            Dollar General Corp ........................      64,000
     1,600            Family Dollar Stores, Inc ..................      63,824
     1,800            Federated Department Stores, Inc ...........      75,420
     2,600            J.C. Penney Co, Inc ........................      55,562

                        SEE NOTES TO FINANCIAL STATEMENTS


                     2003 ANNUAL REPORT TIAA-CREF Institutional Mutual Funds 107

Statement of Investments - INSTITUTIONAL S&P 500 INDEX FUND - September 30, 2003
--------------------------------------------------------------------------------

    SHARES                                                            VALUE
    ------                                                            -----
GENERAL MERCHANDISE STORES--(CONTINUED)
     3,300          * Kohl's Corp ................................  $  176,550

     2,800            May Department Stores Co ...................      68,964
     2,700            Sears Roebuck & Co .........................     118,071
     8,800            Target Corp ................................     331,144
    42,200            Wal-Mart Stores, Inc .......................   2,356,870
                                                                    ----------
                      TOTAL GENERAL MERCHANDISE STORES               3,475,732
                                                                    ----------
 HEALTH SERVICES--0.40%
       700          * Express Scripts, Inc .......................      42,805
     4,900            HCA, Inc ...................................     180,614
     2,200            Health Management Associates, Inc (Class A)       47,982
       800            Manor Care, Inc ............................      24,000
     4,500          * Tenet Healthcare Corp ......................      65,160
                                                                    ----------
                      TOTAL HEALTH SERVICES                            360,561
                                                                    ----------
 HOLDING AND OTHER INVESTMENT OFFICES--0.82%
       900            Apartment Investment & Management Co (Class A)    35,424
     3,800            Equity Office Properties Trust .............     104,614
     2,600            Equity Residential .........................      76,128
     1,700            Plum Creek Timber Co, Inc ..................      43,248
     1,700            Prologis ...................................      51,425
     1,800            Simon Property Group, Inc ..................      78,444
     8,900            Washington Mutual, Inc .....................     350,393
                                                                    ----------
                      TOTAL HOLDING AND OTHER INVESTMENT OFFICES       739,676
                                                                    ----------
 HOTELS AND OTHER LODGING PLACES--0.24%
     3,600            Hilton Hotels Corp .........................      58,392
     2,200            Marriott International, Inc (Class A) ......      94,666
     1,900            Starwood Hotels & Resorts Worldwide, Inc ...      66,120
                                                                    ----------
                      TOTAL HOTELS AND OTHER LODGING PLACES            219,178
                                                                    ----------
 INDUSTRIAL MACHINERY AND EQUIPMENT--7.92%
     7,600            3M Co ......................................     524,932
       700          * American Standard Cos, Inc .................      58,975
     3,500          * Apple Computer, Inc ........................      72,205
    16,100          * Applied Materials, Inc .....................     292,054
     3,200            Baker Hughes, Inc ..........................      94,688
       800            Black & Decker Corp ........................      32,440
     3,400            Caterpillar, Inc ...........................     234,056
    67,900            * Cisco Systems, Inc .......................   1,326,766
       400            Cummins, Inc ...............................      17,772
     2,300            Deere & Co .................................     122,613
    24,900          * Dell, Inc ..................................     831,411
     2,000            Dover Corp .................................      70,740
       800            Eaton Corp .................................      70,896
    21,200          * EMC Corp ...................................     267,756
     3,100          * Gateway, Inc ...............................      17,546
    29,500            Hewlett-Packard Co .........................     571,120
     1,600            Ingersoll-Rand Co (Class A) ................      85,504
    16,700            International Business Machines Corp .......   1,475,111
     3,300            International Game Technology ..............      92,895
       900            ITT Industries, Inc ........................      53,856
     1,200          * Lexmark International, Inc .................      75,612
     3,300          * Network Appliance, Inc .....................      67,749
     1,200            Pall Corp ..................................      26,928
     1,100            Parker Hannifin Corp .......................      49,170
     2,200            Pitney Bowes, Inc ..........................      84,304
     8,000          * Solectron Corp .............................      46,800
     2,200            Symbol Technologies, Inc ...................      26,290
    19,300            Tyco International Ltd .....................     394,299
     7,600          * Xerox Corp .................................      77,976
                                                                    ----------
                      TOTAL INDUSTRIAL MACHINERY AND EQUIPMENT       7,162,464
                                                                    ----------
 INSTRUMENTS AND RELATED PRODUCTS--2.56%
     4,600          * Agilent Technologies, Inc ..................     101,706
     2,000            Applera Corp (Applied Biosystems Group) ....      44,620
       500            Bard (C.R.), Inc ...........................      35,500
       500            Bausch & Lomb, Inc .........................      22,075
     5,900            Baxter International, Inc ..................     171,454
     2,400            Becton Dickinson & Co ......................      86,688
     2,400            Biomet, Inc ................................      80,664
     4,000          * Boston Scientific Corp .....................     255,200
     2,700            Eastman Kodak Co ...........................      56,538
     2,900            Guidant Corp ...............................     135,865
     1,800          * KLA-Tencor Corp ............................      92,520
    11,700            Medtronic, Inc .............................     548,964
       500          * Millipore Corp .............................      23,030
     1,200            PerkinElmer, Inc ...........................      18,372
     4,100            Raytheon Co ................................     114,800
     1,700            Rockwell Automation, Inc ...................      44,625
     1,700          * St. Jude Medical, Inc ......................      91,409
     2,000            Stryker Corp ...............................     150,620
       800            Tektronix, Inc .............................      19,800
     1,800          * Teradyne, Inc ..............................      33,480
     1,500          * Thermo Electron Corp .......................      32,550
     1,200          * Waters Corp ................................      32,916
     2,100          * Zimmer Holdings, Inc .......................     115,710
                                                                    ----------
                      TOTAL INSTRUMENTS AND RELATED PRODUCTS         2,309,106
                                                                    ----------
 INSURANCE AGENTS, BROKERS AND SERVICE--0.42%
     3,100            AON Corp ...................................      64,635
     5,200            Marsh & McLennan Cos, Inc ..................     247,572
     2,508          * Medco Health Solutions, Inc ................      65,032
                                                                    ----------
                      TOTAL INSURANCE AGENTS, BROKERS AND SERVICE      377,239
                                                                    ----------
 INSURANCE CARRIERS--5.01%
     2,700            ACE Ltd ....................................      89,316
     1,500            Aetna, Inc .................................      91,545
     5,000            Aflac, Inc .................................     161,500
     6,800            Allstate Corp ..............................     248,404
     1,000            Ambac Financial Group, Inc .................      64,000
    25,200            American International Group, Inc ..........   1,454,040
     1,400          * Anthem, Inc ................................      99,862
     1,800            Chubb Corp .................................     116,784
     1,300            Cigna Corp .................................      58,045
     1,500            Cincinnati Financial Corp ..................      59,940
     2,700            Hartford Financial Services Group, Inc .....     142,101
     1,500          * Humana, Inc ................................      27,075
     1,400            Jefferson-Pilot Corp .......................      62,132
     2,800            John Hancock Financial Services, Inc .......      94,640
     1,700            Lincoln National Corp ......................      60,146
     1,700            Loews Corp .................................      68,629
     1,400            MBIA, Inc ..................................      76,958
     7,300            MetLife, Inc ...............................     204,765
       900            MGIC Investment Corp .......................      46,863
     3,100            Principal Financial Group ..................      96,069
     2,100            Progressive Corp ...........................     145,131
     5,300            Prudential Financial, Inc ..................     198,008
     1,300            Safeco Corp ................................      45,838
     2,200            St. Paul Cos, Inc ..........................      81,466
     1,100            Torchmark Corp .............................      44,704
     9,700            Travelers Property Casualty Corp (Class B) .     154,036
     5,800            UnitedHealth Group, Inc ....................     291,856
     2,800            UnumProvident Corp .........................      41,356
     1,400          * Wellpoint Health Networks, Inc .............     107,912
     1,300            XL Capital Ltd (Class A) ...................     100,672
                                                                    ----------
                      TOTAL INSURANCE CARRIERS                       4,533,793
                                                                    ----------
 LUMBER AND WOOD PRODUCTS--0.06%

     2,400            Georgia-Pacific Corp .......................      58,176
                                                                    ----------
                      TOTAL LUMBER AND WOOD PRODUCTS                    58,176
                                                                    ----------
 METAL MINING--0.27%
     1,600            Freeport-McMoRan Copper & Gold, Inc (Class A)     52,960
     3,900            Newmont Mining Corp ........................     152,451

                        SEE NOTES TO FINANCIAL STATEMENTS


108  TIAA-CREF Institutional Mutual Funds  2003 ANNUAL REPORT

Statement of Investments - INSTITUTIONAL S&P 500 INDEX FUND - September 30, 2003
--------------------------------------------------------------------------------

    SHARES                                                            VALUE
    ------                                                            -----

 METAL MINING--(CONTINUED)

       800          * Phelps Dodge Corp ..........................  $   37,440
                                                                    ----------
                      TOTAL METAL MINING                               242,851
                                                                    ----------
 MISCELLANEOUS MANUFACTURING INDUSTRIES--0.12%

     1,700            Hasbro, Inc ................................      31,756
     4,200            Mattel, Inc ................................      79,632
                                                                    ----------
                      TOTAL MISCELLANEOUS MANUFACTURING INDUSTRIES     111,388
                                                                    ----------
 MISCELLANEOUS RETAIL--1.08%
     3,800            CVS Corp ...................................     118,028
     6,178          * eBay, Inc ..................................     330,585
     3,000          * Office Depot, Inc ..........................      42,150
     4,603          * Staples, Inc ...............................     109,321
     1,400            Tiffany & Co ...............................      52,262
     2,100          * Toys "R" Us, Inc ...........................      25,263
     9,900            Walgreen Co ................................     303,336
                                                                    ----------
                      TOTAL MISCELLANEOUS RETAIL .................     980,945
                                                                    ----------
 MOTION PICTURES--0.44%
    19,700            Walt Disney Co .............................     397,349
                                                                    ----------
                      TOTAL MOTION PICTURES                            397,349
                                                                    ----------
 NONDEPOSITORY INSTITUTIONS--2.53%
    12,500            American Express Co ........................     563,250
     2,200            Capital One Financial Corp .................     125,488
     1,300            Countrywide Financial Corp .................     101,764
     9,400            Fannie Mae .................................     659,880
     6,700            Freddie Mac ................................     350,745
    12,400            MBNA Corp ..................................     282,720
     2,700          * Providian Financial Corp ...................      31,833
     4,300            SLM Corp ...................................     167,528
                                                                    ----------
                      TOTAL NONDEPOSITORY INSTITUTIONS               2,283,208
                                                                    ----------
 NONMETALLIC MINERALS, EXCEPT FUELS--0.04%
     1,000            Vulcan Materials Co ........................      39,910
                                                                    ----------
                      TOTAL NONMETALLIC MINERALS, EXCEPT FUELS          39,910
                                                                    ----------
 OIL AND GAS EXTRACTION--1.43%
     2,400            Anadarko Petroleum Corp ....................     100,224
     1,555            Apache Corp ................................     107,824
     1,500          * BJ Services Co .............................      51,255
     1,900            Burlington Resources, Inc ..................      91,580
     2,200            Devon Energy Corp ..........................     106,018
     1,100            EOG Resources, Inc .........................      45,914
     1,000            Kerr-McGee Corp ............................      44,640
     3,000            Marathon Oil Corp ..........................      85,500
     1,400          * Nabors Industries Ltd ......................      52,164
     1,300          * Noble Corp .................................      44,187
     3,700            Occidental Petroleum Corp ..................     130,351
       900          * Rowan Cos, Inc .............................      22,122
     5,600            Schlumberger Ltd ...........................     271,040
     3,200          * Transocean, Inc ............................      64,000
     2,430            Unocal Corp ................................      76,594
                                                                    ----------
                      TOTAL OIL AND GAS EXTRACTION                   1,293,413
                                                                    ----------
 PAPER AND ALLIED PRODUCTS--0.64%
       500            Bemis Co ...................................      22,150
       700            Boise Cascade Corp .........................      19,320
     4,600            International Paper Co .....................     179,492
     4,900            Kimberly-Clark Corp ........................     251,468
     1,900            MeadWestvaco Corp ..........................      48,450
     1,600          * Pactiv Corp ................................      32,448
       500            Temple-Inland, Inc .........................      24,275
                                                                    ----------
                      TOTAL PAPER AND ALLIED PRODUCTS                  577,603
                                                                    ----------
  PERSONAL SERVICES--0.15%
     1,700            Cintas Corp ................................      62,628
     1,700            H & R Block, Inc ...........................      73,355
                                                                    ----------
                      TOTAL PERSONAL SERVICES                    .     135,983
                                                                    ----------
 PETROLEUM AND COAL PRODUCTS--3.91%
       900            Amerada Hess Corp ..........................      45,090
       700            Ashland, Inc ...............................      22,995
    10,300            ChevronTexaco Corp .........................     735,935
     6,600            ConocoPhillips .............................     361,350
    64,100            ExxonMobil Corp ............................   2,346,060
       700            Sunoco, Inc ................................      28,154
                                                                    ----------
                      TOTAL PETROLEUM AND COAL PRODUCTS              3,539,584
                                                                    ----------
 PRIMARY METAL INDUSTRIES--0.37%
     8,200            Alcoa, Inc .................................     214,512
       800            Allegheny Technologies, Inc ................       5,240
     1,348          * Andrew Corp ................................      16,567
     1,200            Engelhard Corp .............................      33,204
       700            Nucor Corp .................................      32,116
     1,000            United States Steel Corp ...................      18,380
       900            Worthington Industries, Inc ................      11,304
                                                                    ----------
                      TOTAL PRIMARY METAL INDUSTRIES                   331,323
                                                                    ----------
 PRINTING AND PUBLISHING--0.73%
       800          * American Greetings Corp (Class A) ..........      15,544
       700            Dow Jones & Co, Inc ........................      33,145
     2,600            Gannett Co, Inc ............................     201,656
       700            Knight Ridder, Inc .........................      46,690
     1,800            McGraw-Hill Cos, Inc .......................     111,834
       500            Meredith Corp ..............................      23,085
     1,400            New York Times Co (Class A) ................      60,844
     1,100            R.R. Donnelley & Sons Co ...................      27,357
     3,000            Tribune Co .................................     137,700
                                                                    ----------
                      TOTAL PRINTING AND PUBLISHING                    657,855
                                                                    ----------
 RAILROAD TRANSPORTATION--0.41%
     3,500            Burlington Northern Santa Fe Corp ..........     101,045
     2,000            CSX Corp ...................................      58,500
     3,800            Norfolk Southern Corp ......................      70,300
     2,400            Union Pacific Corp .........................     139,608
                                                                    ----------
                      TOTAL RAILROAD TRANSPORTATION                    369,453
                                                                    ----------
 RUBBER AND MISCELLANEOUS PLASTICS PRODUCTS--0.27%
       700            Cooper Tire & Rubber Co ....................      11,109
     1,700          * Goodyear Tire & Rubber Co ..................      11,169
     2,500            Nike, Inc (Class B) ........................     152,050
       600            Reebok International Ltd ...................      20,058
       800          * Sealed Air Corp ............................      37,784
       600            Tupperware Corp ............................       8,028
                                                                    ----------
                      TOTAL RUBBER AND MISCELLANEOUS PLASTICS
                         PRODUCTS                                      240,198
                                                                    ----------
 SECURITY AND COMMODITY BROKERS--2.21%
       900            Bear Stearns Cos, Inc ......................      67,320
    13,100            Charles Schwab Corp ........................     156,021
     1,000            Federated Investors, Inc (Class B) .........      27,700
     2,400            Franklin Resources, Inc ....................     106,104
     4,600            Goldman Sachs Group, Inc ...................     385,940
     2,400            Janus Capital Group, Inc ...................      33,528
     2,300            Lehman Brothers Holdings, Inc ..............     158,884
     9,100            Merrill Lynch & Co, Inc ....................     487,123
    10,500            Morgan Stanley .............................     529,830
     1,200            T Rowe Price Group, Inc ....................      49,512
                                                                    ----------
                      TOTAL SECURITY AND COMMODITY BROKERS           2,001,962
                                                                    ----------
 STONE, CLAY, AND GLASS PRODUCTS--0.13%
    12,800          * Corning, Inc ...............................     120,576
                                                                    ----------
                      TOTAL STONE, CLAY, AND GLASS PRODUCTS            120,576
                                                                    ----------
 TOBACCO PRODUCTS--1.05%
    19,600            Altria Group, Inc ..........................     858,480
       800            R.J. Reynolds Tobacco Holdings, Inc ........      31,632
     1,600            UST, Inc ...................................      56,288
                                                                    ----------
                      TOTAL TOBACCO PRODUCTS                           946,400
                                                                    ----------

                        SEE NOTES TO FINANCIAL STATEMENTS


                    2003 ANNUAL REPORT  TIAA-CREF Institutional Mutual Funds 109

Statement of Investments - INSTITUTIONAL S&P 500 INDEX FUND - September 30, 2003
--------------------------------------------------------------------------------


    SHARES                                                            VALUE
    ------                                                            -----

 TRANSPORTATION BY AIR--0.37%
     1,300          * Delta Air Lines, Inc .......................$     17,290

     2,800            FedEx Corp .................................     180,404
     7,500            Southwest Airlines Co ......................     132,750
                                                                    ----------
                      TOTAL TRANSPORTATION BY AIR                      330,444
                                                                    ----------
 TRANSPORTATION EQUIPMENT--2.48%
     8,100            Boeing Co ..................................     278,073
       900            Brunswick Corp .............................      23,112
     1,400            Dana Corp ..................................      21,602
     5,400            Delphi Corp ................................      48,870
    17,700            Ford Motor Co ..............................     190,629
     1,900            General Dynamics Corp ......................     148,314
     5,400            General Motors Corp ........................     221,022
     1,600            Genuine Parts Co ...........................      51,168
     1,100            Goodrich Corp ..............................      26,664
     2,900            Harley-Davidson, Inc .......................     139,780
     8,400            Honeywell International, Inc ...............     221,340
     4,400            Lockheed Martin Corp .......................     203,060
       700          * Navistar International Corp ................      26,096
     1,800            Northrop Grumman Corp ......................     155,196
     1,100            Paccar, Inc ................................      82,159
     1,300            Textron, Inc ...............................      51,285
     4,500            United Technologies Corp ...................     347,760
     1,200            Visteon Corp ...............................       7,920
                                                                    ----------
                      TOTAL TRANSPORTATION EQUIPMENT                 2,244,050
                                                                    ----------
 TRANSPORTATION SERVICES--0.03%
     1,400            Sabre Holdings Corp ........................      30,086
                                                                    ----------
                      TOTAL TRANSPORTATION SERVICES                     30,086
                                                                    ----------
 TRUCKING AND WAREHOUSING--0.77%

    10,900            United Parcel Service, Inc (Class B) .......     695,420
                                                                    ----------
                      TOTAL TRUCKING AND WAREHOUSING                   695,420
                                                                    ----------
 WATER TRANSPORTATION--0.22%
     6,100            Carnival Corp ..............................     200,629
                                                                    ----------
                      TOTAL WATER TRANSPORTATION                       200,629
                                                                    ----------
 WHOLESALE TRADE-DURABLE GOODS--1.61%
    28,700            Johnson & Johnson ..........................   1,421,224
       800            W.W. Grainger, Inc .........................      38,040
                                                                    ----------
                      TOTAL WHOLESALE TRADE-DURABLE GOODS            1,459,264
                                                                    ----------
 WHOLESALE TRADE-NONDURABLE GOODS--0.75%
     1,000            AmerisourceBergen Corp .....................      54,050
       600            Brown-Forman Corp (Class B) ................      47,472
     4,300            Cardinal Health, Inc .......................     251,077
     2,800            McKesson Corp ..............................      93,212
     1,300            Supervalu, Inc .............................      31,018
     6,200            Sysco Corp .................................     202,800
                                                                   -----------
                      TOTAL WHOLESALE TRADE-NONDURABLE GOODS           679,629
                                                                   -----------
                      TOTAL COMMON STOCK
                       (COST $79,336,158)                           88,843,375
                                                                   -----------
                      TOTAL PORTFOLIO--98.25%
                       (COST $79,336,158)                           88,843,375

                      OTHER ASSETS & LIABILITIES, NET--1.75%         1,586,294
                                                                   -----------
                      NET ASSETS--100.00%                          $90,429,669
                                                                   ===========

------------
*  Non-income producing

   At September 30, 2003, the aggregate cost of portfolio investments for federal income tax purposes was $79,998,758. Net unrealized appreciation of portfolio investments aggregated $8,844,617 of which $10,705,235 related to appreciated portfolio investments and $1,860,618 related to depreciated portfolio investments.

                       SEE NOTES TO FINANCIAL STATEMENTS


110  TIAA-CREF Institutional Mutual Funds  2003 ANNUAL REPORT

      Statement of Investments - INSTITUTIONAL MID-CAP GROWTH INDEX FUND -
                               September 30, 2003
--------------------------------------------------------------------------------


                              Summary by Industry

                                                              VALUE          %
--------------------------------------------------------------------------------
COMMON STOCK:
Amusement and Recreation Services ....................... $  109,590       0.50%
Apparel and Accessory Stores ............................    450,660       2.07
Apparel and Other Textile Products ......................     15,825       0.07
Automotive Dealers and Service Stations .................    270,602       1.24
Building Materials and Garden Supplies ..................     49,140       0.23
Business Services .......................................  3,447,374      15.85
Chemicals and Allied Products ...........................  2,182,726      10.03
Coal Mining .............................................      9,290       0.04
Communications ..........................................    460,646       2.12
Depository Institutions .................................    602,693       2.77
Eating and Drinking Places ..............................    577,736       2.66
Educational Services ....................................    286,519       1.32
Electric, Gas, and Sanitary Services ....................    210,380       0.97
Electronic and Other Electric Equipment .................  2,155,976       9.91
Engineering and Management Services .....................    475,120       2.18
Fabricated Metal Products ...............................     93,035       0.43
Food and Kindred Products ...............................    258,258       1.19
Food Stores .............................................    305,498       1.40
Furniture and Fixtures ..................................    202,517       0.93
Furniture and Homefurnishings Stores ....................    182,541       0.84
General Building Contractors ............................    117,395       0.54
General Merchandise Stores ..............................    384,231       1.77
Health Services .........................................    803,567       3.69
Holding and Other Investment Offices ....................     77,795       0.36
Hotels and Other Lodging Places .........................    249,403       1.15
Industrial Machinery and Equipment ......................  1,745,434       8.02
Instruments and Related Products ........................  1,480,946       6.81
Insurance Agents, Brokers and Service ...................     90,418       0.42
Insurance Carriers ......................................    389,198       1.79
Leather and Leather Products ............................    126,264       0.58
Metal Mining ............................................    122,402       0.56
Miscellaneous Manufacturing Industries ..................    197,216       0.91
Miscellaneous Retail ....................................    560,369       2.58
Motion Pictures .........................................      4,200       0.02
Nondepository Institutions ..............................     99,696       0.46
Nonmetallic Minerals, Except Fuels ......................      7,982       0.04
Oil and Gas Extraction ..................................    538,360       2.47
Paper and Allied Products ...............................     38,532       0.18
Personal Services .......................................    317,559       1.46
Primary Metal Industries ................................      7,536       0.03
Printing and Publishing .................................    288,581       1.33
Real Estate .............................................     25,664       0.12
Rubber and Miscellaneous Plastics Products ..............     91,700       0.42
Security and Commodity Brokers ..........................    577,736       2.65
Stone, Clay, and Glass Products .........................    145,318       0.67
Textile Mill Products ...................................     28,528       0.13
Transportation By Air ...................................     73,164       0.34
Transportation Equipment ................................    169,177       0.78
Transportation Services .................................    128,076       0.59
Trucking and Warehousing ................................     38,057       0.17
Wholesale Trade-Durable Goods ...........................    159,358       0.73
Wholesale Trade-Nondurable Goods ........................    268,195       1.23
                                                         -----------     ------
TOTAL COMMON STOCK (COST $17,604,430) ................... 21,698,183      99.75
                                                         -----------     ------
TOTAL PORTFOLIO (COST $17,604,430) ...................... 21,698,183      99.75
OTHER ASSETS & LIABILITIES, NET .........................     55,354       0.25
                                                         -----------     ------
NET ASSETS ..............................................$21,753,537     100.00%
                                                         ===========     ======


    SHARES                                                            VALUE
    ------                                                            -----
COMMON STOCK--99.75%
 AMUSEMENT AND RECREATION SERVICES--0.50%
     1,500            Harrah's Entertainment, Inc ................$     63,165
       500            International Speedway Corp (Class A) ......      21,945
       800            Station Casinos, Inc .......................      24,480
                                                                    ----------
                      TOTAL AMUSEMENT AND RECREATION SERVICES          109,590
                                                                    ----------
 APPAREL AND ACCESSORY STORES--2.07%
     2,000          * Abercrombie & Fitch Co (Class A) ...........      55,420
     1,900          * Chico's FAS, Inc ...........................      58,216
       800            Claire's Stores, Inc .......................      26,768
     1,700            Ross Stores, Inc ...........................      78,812
       400            Talbots, Inc ...............................      13,940
    11,200            TJX Cos, Inc ...............................     217,504
                                                                    ----------
                      TOTAL APPAREL AND ACCESSORY STORES               450,660
                                                                    ----------
 APPAREL AND OTHER TEXTILE PRODUCTS--0.07%
       300          * Columbia Sportswear Co .....................      15,825
                                                                    ----------
                      TOTAL APPAREL AND OTHER TEXTILE PRODUCTS          15,825
                                                                    ----------
 AUTOMOTIVE DEALERS AND SERVICE STATIONS--1.24%
       500          * Advance Auto Parts .........................      35,450
     1,500          * Autozone, Inc ..............................     134,295
     2,300          * Carmax, Inc ................................      75,118
       700          * O'Reilly Automotive, Inc ...................      25,739
                                                                    ----------
                      TOTAL AUTOMOTIVE DEALERS AND SERVICE STATIONS    270,602
                                                                    ----------
 BUILDING MATERIALS AND GARDEN SUPPLIES--0.23%
     1,300            Fastenal Co ................................      49,140
                                                                    ----------
                      TOTAL BUILDING MATERIALS AND GARDEN SUPPLIES      49,140
                                                                    ----------
 BUSINESS SERVICES--15.85%
     1,000          * Acxiom Corp ................................      15,760
     5,100            Adobe Systems, Inc .........................     200,226
     2,100          * Affiliated Computer Services, Inc (Class A)      102,249
       300          * Alliance Data Systems Corp .................       7,920
       100            Autodesk, Inc ..............................       1,702
     8,100          * BEA Systems, Inc ...........................      97,605
     2,300          * Bisys Group, Inc ...........................      30,245
     4,600          * BMC Software, Inc ..........................      64,078
     3,400          * Brocade Communications Systems, Inc ........      17,748
     1,500          * Cadence Design Systems, Inc ................      20,100
     1,600          * Ceridian Corp ..............................      29,792
     1,200            Certegy, Inc ...............................      38,532
       700          * Checkfree Corp .............................      14,000
     1,800          * ChoicePoint, Inc ...........................      60,300
     3,600          * Citrix Systems, Inc ........................      79,488
     1,300          * Cognizant Technology Solutions Corp ........      47,411
       500          * Compuware Corp .............................       2,680
       400          * Convergys Corp .............................       7,336
     1,600          * D&B Corp ...................................      66,464
     1,700          * DoubleClick, Inc ...........................      18,309
     1,600          * DST Systems, Inc ...........................      60,160
     2,500          * Electronic Arts, Inc .......................     230,575
     2,500            Equifax, Inc ...............................      55,675
       400            Factset Research Systems, Inc ..............      17,740
     1,000            Fair Isaac Corp ............................      58,960
     4,000          * Fiserv, Inc ................................     144,920
       700          * Getty Images, Inc ..........................      24,612
     1,000            GTECH Holdings Corp ........................      42,850
     1,500            Henry (Jack) & Associates, Inc .............      26,085
     5,300            IMS Health, Inc ............................     111,830
       400          * Interactive Data Corp ......................       6,320
       500          * Interpublic Group Of Cos, Inc ..............       7,060
     4,000          * Intuit, Inc ................................     192,960
     1,400          * Iron Mountain, Inc .........................      50,260
     7,300          * Juniper Networks, Inc ......................     108,916
     1,300          * Lamar Advertising Co .......................      38,142

                        SEE NOTES TO FINANCIAL STATEMENTS


                    2003 ANNUAL REPORT  TIAA-CREF Institutional Mutual Funds 111

      Statement of Investments - INSTITUTIONAL MID-CAP GROWTH INDEX FUND -
                               September 30, 2003

    SHARES                                                            VALUE
    ------                                                            -----

BUSINESS SERVICES--(CONTINUED)
     1,400          * Macromedia, Inc ............................$     34,636
     1,200            Manpower, Inc ..............................      44,520
     1,600          *Mercury Interactive Corp ....................      72,656
     2,100          * Monster Worldwide, Inc .....................      52,878
       700            National Instruments Corp ..................      28,175
     1,200          * NetScreen Technologies, Inc ................      26,676
     3,100          * Network Associates, Inc ....................      42,656
     3,600          * Novell, Inc ................................      19,188
     2,800          * Peoplesoft, Inc ............................      50,932
       500          * Pixar, Inc .................................      33,280
     1,700          * RealNetworks, Inc ..........................      11,135
     2,700          * Red Hat, Inc ...............................      27,270
     1,300          * Rent-A-Center, Inc .........................      41,990
     1,500            Reynolds & Reynolds Co (Class A) ...........      41,325
     3,200          * Robert Half International, Inc .............      62,400
     5,200          * Siebel Systems, Inc ........................      50,544
     5,800          * SunGard Data Systems, Inc ..................     152,598
     3,200          * Symantec Corp ..............................     201,664
     3,000          * Synopsys, Inc ..............................      92,310
       800            Total System Services, Inc .................      21,080
     5,000          * Unisys Corp ................................      67,650
     3,200          * VeriSign, Inc ..............................      43,104
       900            Viad Corp ..................................      21,492
     5,700          * WebMD Corp .................................      50,844
     1,900          * Westwood One, Inc ..........................      57,361
                                                                    ----------
                      TOTAL BUSINESS SERVICES                        3,447,374
                                                                    ----------
 CHEMICALS AND ALLIED PRODUCTS--10.03%
       100            Alberto-Culver Co (Class B) ................       5,882
     2,900            Allergan, Inc ..............................     228,317
       400          * American Pharmaceutical Partners, Inc ......      12,540
     2,000          * Amylin Pharmaceuticals, Inc ................      56,480
     1,200          * Andrx Corp .................................      22,212
     2,100            Avery Dennison Corp ........................     106,092
     1,000          * Barr Laboratories, Inc .....................      68,210
     3,200          * Biogen, Inc ................................     122,336
       100            Cabot Corp .................................       2,851
     1,100          * Cephalon, Inc ..............................      50,512
     1,000          * Charles River Laboratories International, Inc     30,690
     2,000          * Chiron Corp ................................     103,380
       600            Church & Dwight Co, Inc ....................      20,994
     1,900            Clorox Co ..................................      87,153
     1,300            Dial Corp ..................................      28,002
     4,100            Ecolab, Inc ................................     103,525
       300          * Eon Labs, Inc ..............................      11,505
     2,100            Estee Lauder Cos (Class A) .................      71,610
     1,400          * Human Genome Sciences, Inc .................      19,124
       600            ICN Pharmaceuticals, Inc ...................      10,296
       500          * ICOS Corp ..................................      19,160
     2,700          * IDEC Pharmaceuticals Corp ..................      89,505
       700          * Idexx Laboratories, Inc ....................      29,743
     1,100          * ImClone Systems, Inc .......................      42,592
     1,000            International Flavors & Fragrances, Inc ....      33,080
       300          * Invitrogen Corp ............................      17,397
     3,000          * IVAX Corp ..................................      58,800
     1,500          * King Pharmaceuticals, Inc ..................      22,725
       600            Medicis Pharmaceutical Corp (Class A) ......      35,160
     5,500          * MedImmune, Inc .............................     181,555
     2,900          * Millennium Pharmaceuticals, Inc ............      44,631
     4,000            Mylan Laboratories, Inc ....................     154,600
       300          * Neurocrine Biosciences, Inc ................      14,856
       700          * Pharmaceutical Resources, Inc ..............      47,754
     1,100            Praxair, Inc ...............................      68,145
     1,500          * Protein Design Labs, Inc ...................      20,790
       100          * Scotts Co (Class A) ........................       5,470
     1,700          * Sepracor, Inc ..............................      46,818
     1,800          * SICOR, Inc .................................      34,704
       700            Sigma-Aldrich Corp .........................      36,358
       100            Valspar Corp ...............................       4,665
       300          * Watson Pharmaceuticals, Inc ................      12,507
                                                                    ----------
                      TOTAL CHEMICALS AND ALLIED PRODUCTS            2,182,726
                                                                    ----------
 COAL MINING--0.04%
       500            Consol Energy, Inc .........................       9,290
                                                                    ----------
                      TOTAL COAL MINING                                  9,290
                                                                    ----------
 COMMUNICATIONS--2.12%
     1,900          * American Tower Corp (Class A) ..............      19,285
     1,500          * Cablevision Systems Corp (Class A) .........      27,150
       500          * Cox Radio, Inc (Class A) ...................      10,935
       800          * Crown Castle International Corp ............       7,528
       800          * Entercom Communications Corp ...............      35,856
       400          * Entravision Communications Corp (Class A) ..       3,800
     2,200          * Foundry Networks, Inc ......................      47,322
       600            Global Payments, Inc .......................      21,600
       500          * IDT Corp ...................................       8,840
     1,700          * Nextel Partners, Inc (Class A) .............      13,345
     6,900          * Qwest Communications International, Inc ....      23,460
       800          * Radio One, Inc (Class D) ...................      11,488
    17,100          * Sprint Corp (PCS Group) ....................      97,983
       400            Telephone & Data Systems, Inc ..............      22,616
       100          * U.S. Cellular Corp .........................       2,910
       200          * UnitedGlobalcom, Inc (Class A) .............       1,222
     3,000          * Univision Communications, Inc (Class A) ....      95,790
       400          * West Corp ..................................       9,516
                                                                    ----------
                      TOTAL COMMUNICATIONS                             460,646
                                                                    ----------
 DEPOSITORY INSTITUTIONS--2.77%
     1,200            Commerce Bancorp, Inc ......................      57,492
    10,600          * Concord EFS, Inc ...........................     144,902
       500            First Bancorp (Puerto Rico) ................      15,375
       200            First Tennessee National Corp ..............       8,492
       600            Hudson City Bancorp, Inc ...................      18,504
       100            Hudson United Bancorp ......................       3,517
       100            IndyMac Bancorp, Inc .......................       2,317
     2,100            New York Community Bancorp, Inc ............      66,171
       900            North Fork Bancorp, Inc ....................      31,275
       300            Northern Trust Corp ........................      12,732
       800            SouthTrust Corp ............................      23,512
     6,100            Synovus Financial Corp .....................     152,439
       900            TCF Financial Corp .........................      43,155
       500            Valley National Bancorp ....................      13,920
       200            Westamerica Bancorp ........................       8,890
                                                                    ----------
                      TOTAL DEPOSITORY INSTITUTIONS                    602,693
                                                                    ----------
 EATING AND DRINKING PLACES--2.66%
     1,200            Applebee's International, Inc ..............      37,776
     1,500          * Aramark Corp (Class B) .....................      37,545
     2,100          * Brinker International, Inc .................      70,056
       600            CBRL Group, Inc ............................      21,288
     3,000            Darden Restaurants, Inc ....................      57,000
     1,200          * Krispy Kreme Doughnuts, Inc ................      46,200
     1,000            Outback Steakhouse, Inc ....................      37,870
     1,300            Ruby Tuesday, Inc ..........................      31,343
     1,000          * The Cheesecake Factory, Inc ................      36,170
       400            Wendy's International, Inc .................      12,920
     6,400          * Yum! Brands, Inc ...........................     189,568
                                                                    ----------
                      TOTAL EATING AND DRINKING PLACES                 577,736
                                                                    ----------
 EDUCATIONAL SERVICES--1.32%
       300          * Apollo Group, Inc (University Of Phoenix
                         Online...................................      19,974
     2,100          * Career Education Corp ......................      95,130
     1,000          * Corinthian Colleges, Inc ...................      57,160

                       SEE NOTES TO FINANCIAL STATEMENTS


112  TIAA-CREF Institutional Mutual Funds  2003 ANNUAL REPORT

      Statement of Investments - INSTITUTIONAL MID-CAP GROWTH INDEX FUND -
                               September 30, 2003
--------------------------------------------------------------------------------

    SHARES                                                            VALUE
    ------                                                            -----
 EDUCATIONAL SERVICES--(Continued)
       1,300        * DeVry, Inc .................................. $    30,758
         700        * Education Management Corp ...................      40,369
         900        * ITT Educational Services, Inc ...............      43,128
                                                                    -----------
                      TOTAL EDUCATIONAL SERVICES                        286,519
                                                                    -----------
 ELECTRIC, GAS, AND SANITARY SERVICES--0.97%
       9,200        * AES Corp ....................................      68,264
       1,600        * Allied Waste Industries, Inc ................      17,280
       1,700          Kinder Morgan, Inc ..........................      91,817
         700        * Stericycle, Inc .............................      33,019
                                                                    -----------
                      TOTAL ELECTRIC, GAS, AND SANITARY SERVICES        210,380
                                                                    -----------
 ELECTRONIC AND OTHER ELECTRIC EQUIPMENT--9.91%
       7,800        * ADC Telecommunications, Inc .................      18,174
         400          Adtran, Inc .................................      24,472
         700        * Advanced Fibre Communications, Inc ..........      14,679
       2,600        * Advanced Micro Devices, Inc .................      28,886
      35,900        * Agere Systems, Inc (Class B) ................     103,751
       8,400        * Altera Corp .................................     158,760
         300          Ametek, Inc .................................      12,858
       2,000        * Amkor Technology, Inc .......................      28,420
         400        * Amphenol Corp (Class A) .....................      20,820
       3,000        * Applied Micro Circuits Corp .................      14,610
       4,000        * Atmel Corp ..................................      16,040
       4,800        * Broadcom Corp (Class A) .....................     127,776
       5,200        * CIENA Corp ..................................      30,732
       1,700        * Comverse Technology, Inc ....................      25,432
       1,600        * Cree, Inc ...................................      29,632
       1,500        * Cypress Semiconductor Corp ..................      26,520
         400        * Energizer Holdings, Inc .....................      14,708
         800        * Fairchild Semiconductor International, Inc ..      13,264
         400        * Gemstar-TV Guide International, Inc .........       1,892
         600          Harman International Industries, Inc ........      59,010
         500          Harris Corp .................................      17,895
       1,300        * Integrated Circuit Systems, Inc .............      39,052
         900        * Integrated Device Technology, Inc ...........      11,178
       1,200        * Interdigital Communications Corp ............      18,000
         700        * International Rectifier Corp ................      26,208
       1,300          Intersil Corp (Class A) .....................      30,940
       3,000        * Jabil Circuit, Inc ..........................      78,150
      29,500        * JDS Uniphase Corp ...........................     106,200
         800        * L-3 Communications Holdings, Inc ............      34,600
       2,900        * LSI Logic Corp ..............................      26,071
       1,700          Maytag Corp .................................      42,449
       2,200        * McData Corp (Class A) .......................      26,334
         500        * MEMC Electronic Materials, Inc ..............       5,455
       4,500          Microchip Technology, Inc ...................     107,730
       5,400        * Micron Technology, Inc ......................      72,468
       2,500          Molex, Inc ..................................      71,475
       3,400        * National Semiconductor Corp .................     109,786
       2,700        * Novellus Systems, Inc .......................      91,125
       3,300        * Nvidia Corp .................................      52,506
       3,700        * PMC-Sierra, Inc .............................      48,807
         900        * Polycom, Inc ................................      14,949
       2,100        * QLogic Corp .................................      98,721
       1,800        * Rambus, Inc .................................      30,204
       2,000          Rockwell Collins, Inc .......................      50,500
       5,000        * Sanmina-SCI Corp ............................      48,500
         600        * Silicon Laboratories, Inc ...................      26,970
       3,600        * Tellabs, Inc ................................      24,444
       1,500        * Utstarcom, Inc ..............................      47,715
         400          Whirlpool Corp ..............................      27,108
                                                                    -----------
                      TOTAL ELECTRONIC AND OTHER ELECTRIC
                      EQUIPMENT                                       2,155,976
                                                                    -----------
 ENGINEERING AND MANAGEMENT SERVICES--2.18%
       1,300        * Affymetrix, Inc .............................      27,287
         800        * BearingPoint, Inc ...........................       6,384
       1,800        * Celgene Corp ................................      77,994
         800        * Corporate Executive Board Co ................      37,560
         100          Fluor Corp ..................................       3,733
         400        * Hewitt Associates, Inc ......................       9,740
         900        * Jacobs Engineering Group, Inc ...............      40,590
       2,700          Moody's Corp ................................     148,419
       1,100        * Pharmaceutical Product Development, Inc .....      26,389
       1,600        * Quest Diagnostics, Inc ......................      97,024
                                                                    -----------
                      TOTAL ENGINEERING AND MANAGEMENT SERVICES         475,120
                                                                    -----------
 FABRICATED METAL PRODUCTS--0.43%
         700        * Alliant Techsystems, Inc ....................      33,635
       1,100          Ball Corp ...................................      59,400
                                                                    -----------
                      TOTAL FABRICATED METAL PRODUCTS                    93,035
                                                                    -----------
 FOOD AND KINDRED PRODUCTS--1.19%
       1,300          Coca-Cola Enterprises, Inc ..................      24,778
         500        * Constellation Brands, Inc (Class A) .........      15,245
       1,900        * Del Monte Foods Co ..........................      16,549
       1,100          Hershey Foods Corp ..........................      79,948
       2,000          McCormick & Co, Inc (Non-Vote) ..............      54,840
       3,100          Pepsi Bottling Group, Inc ...................      63,798
         100          Tootsie Roll Industries, Inc ................       3,100
                                                                    -----------
                      TOTAL FOOD AND KINDRED PRODUCTS                   258,258
                                                                    -----------
 FOOD STORES--1.40%
       8,500        * Starbucks Corp ..............................     244,800
       1,100        * Whole Foods Market, Inc .....................      60,698
                                                                    -----------
                      TOTAL FOOD STORES                                 305,498
                                                                    -----------
 FURNITURE AND FIXTURES--0.93%
       1,600          Herman Miller, Inc ..........................      36,432
         400          Hillenbrand Industries, Inc .................      22,568
         600          HON Industries, Inc .........................      22,176
         100          La-Z-Boy, Inc ...............................       2,220
       1,600          Leggett & Platt, Inc ........................      34,608
       3,900          Newell Rubbermaid, Inc ......................      84,513
                                                                    -----------
                      TOTAL FURNITURE AND FIXTURES                      202,517
                                                                    -----------
 FURNITURE AND HOMEFURNISHINGS STORES--0.84%
       1,500          Pier 1 Imports, Inc .........................      28,860
       3,700          RadioShack Corp .............................     105,117
       1,800        * Williams-Sonoma, Inc ........................      48,564
                                                                    -----------
                      TOTAL FURNITURE AND HOMEFURNISHINGS STORES        182,541
                                                                    -----------
 GENERAL BUILDING CONTRACTORS--0.54%
         500          Centex Corp .................................      38,940
         300          D.R. Horton, Inc ............................       9,810
         100        * Hovnanian Enterprises, Inc (Class A) ........       6,437
         200          Lennar Corp (Class A) .......................      15,558
         100        * NVR, Inc ....................................      46,650
                                                                    -----------
                      TOTAL GENERAL BUILDING CONTRACTORS                117,395
                                                                    -----------
 GENERAL MERCHANDISE STORES--1.77%
         800        * 99 Cents Only Stores ........................      25,872
       1,200        * Big Lots, Inc ...............................      18,972
       6,200          Dollar General Corp .........................     124,000
       2,500        * Dollar Tree Stores, Inc .....................      83,750
       3,300          Family Dollar Stores, Inc ...................     131,637
                                                                    -----------
                      TOTAL GENERAL MERCHANDISE STORES                  384,231
                                                                    -----------
 HEALTH SERVICES--3.69%
       1,200        * Apria Healthcare Group, Inc .................      32,856
       5,700        * Caremark Rx, Inc ............................     128,820
         500        * Community Health Systems, Inc ...............      10,850
       1,000        * Coventry Health Care, Inc ...................      52,740
       1,300        * DaVita, Inc .................................      41,379
       1,400        * Express Scripts, Inc ........................      85,610
       2,000        * First Health Group Corp .....................      52,300

                        SEE NOTES TO FINANCIAL STATEMENTS

                    2003 ANNUAL REPORT  TIAA-CREF Institutional Mutual Funds 113

      Statement of Investments - INSTITUTIONAL MID-CAP GROWTH INDEX FUND -
                               September 30, 2003
--------------------------------------------------------------------------------

    SHARES                                                            VALUE
    ------                                                            -----
 HEALTH SERVICES--(CONTINUED)
       5,200          Health Management Associates, Inc (Class A) . $   113,412
       3,000        * Laboratory Corp Of America Holdings .........      86,100
       2,000        * Lincare Holdings, Inc .......................      73,300
         300          Manor Care, Inc .............................       9,000
         600        * Renal Care Group, Inc .......................      20,490
       1,800        * Tenet Healthcare Corp .......................      26,064
         700        * Triad Hospitals, Inc ........................      21,196
       1,000        * Universal Health Services, Inc (Class B) ....      49,450
                                                                    -----------
                      TOTAL HEALTH SERVICES                             803,567
                                                                    -----------
 HOLDING AND OTHER INVESTMENT OFFICES--0.36%
         200          Chelsea Property Group, Inc .................       9,580
         200          Cousins Properties, Inc .....................       5,550
       1,100          Friedman Billings Ramsey Group, Inc .........      18,975
         200          Mills Corp ..................................       7,870
         900          Popular, Inc ................................      35,820
                                                                    -----------
                      TOTAL HOLDING AND OTHER INVESTMENT OFFICES         77,795
                                                                    -----------
 HOTELS AND OTHER LODGING PLACES--1.15%
       3,700          Hilton Hotels Corp ..........................      60,014
         500          Mandalay Resort Group .......................      19,805
       2,500          Marriott International, Inc (Class A) .......     107,575
         500        * MGM Mirage ..................................      18,275
       1,100          Starwood Hotels & Resorts Worldwide, Inc ....      38,280
         300        * Wynn Resorts Ltd ............................       5,454
                                                                    -----------
                      TOTAL HOTELS AND OTHER LODGING PLACES             249,403
                                                                    -----------
 INDUSTRIAL MACHINERY AND EQUIPMENT--8.02%
       1,400        * American Standard Cos, Inc ..................     117,950
         800        * Avocent Corp ................................      24,232
       1,700          Black & Decker Corp .........................      68,935
         900        * Cooper Cameron Corp .........................      41,589
         700          Donaldson Co, Inc ...........................      37,730
         800          Dover Corp ..................................      28,296
       1,300        * Emulex Corp .................................      33,111
       1,300        * FMC Technologies, Inc .......................      27,846
       1,000          Graco, Inc ..................................      37,550
       2,000        * Grant Prideco, Inc ..........................      20,380
       7,500          International Game Technology ...............     211,125
       1,900          ITT Industries, Inc .........................     113,696
       2,800        * Lam Research Corp ...........................      62,020
       2,600        * Lexmark International, Inc ..................     163,826
       1,600        * Maxtor Corp .................................      19,472
       1,000        * National-Oilwell, Inc .......................      18,140
       6,600        * Network Appliance, Inc ......................     135,498
       2,000          Pall Corp ...................................      44,880
         100          Pentair, Inc ................................       3,987
       3,500          Pitney Bowes, Inc ...........................     134,120
       1,300        * Sandisk Corp ................................      82,862
       1,500        * Smith International, Inc ....................      53,970
       7,600        * Solectron Corp ..............................      44,460
         300        * SPX Corp ....................................      13,584
       1,000        * Storage Technology Corp .....................      24,140
       4,400          Symbol Technologies, Inc ....................      52,580
         400          Timken Co ...................................       6,096
       4,300        * Western Digital Corp ........................      55,427
       2,600        * Xerox Corp ..................................      26,676
         800        * Zebra Technologies Corp (Class A) ...........      41,256
                                                                    -----------
                      TOTAL INDUSTRIAL MACHINERY AND EQUIPMENT        1,745,434
                                                                    -----------
 INSTRUMENTS AND RELATED PRODUCTS--6.81%
         500        * Agilent Technologies, Inc ...................      11,055
       3,900          Applera Corp (Applied Biosystems Group) .....      87,009
       1,000          Bard (C.R.), Inc ............................      71,000
         100          Bausch & Lomb, Inc ..........................       4,415
       1,300          Beckman Coulter, Inc ........................      59,202
       5,600          Biomet, Inc .................................     188,216
         400        * Bio-Rad Laboratories, Inc (Class A) .........      20,400
       1,700          Dentsply International, Inc .................      76,228
       1,300        * Edwards Lifesciences Corp ...................      35,204
         900        * Fisher Scientific International, Inc ........      35,721
       4,200        * KLA-Tencor Corp .............................     215,880
         800        * Mettler-Toledo International, Inc ...........      28,760
       1,000        * Millipore Corp ..............................      46,060
       1,000          PerkinElmer, Inc ............................      15,310
         700        * Resmed, Inc .................................      30,786
         700        * Respironics, Inc ............................      29,246
       1,400        * Steris Corp .................................      32,228
         300          Tektronix, Inc ..............................       7,425
       4,000        * Teradyne, Inc ...............................      74,400
         700        * Thermo Electron Corp ........................      15,190
       1,500        * Varian Medical Systems, Inc .................      86,220
       2,700        * Waters Corp .................................      74,061
       4,300        * Zimmer Holdings, Inc ........................     236,930
                                                                    -----------
                      TOTAL INSTRUMENTS AND RELATED PRODUCTS          1,480,946
                                                                    -----------
 INSURANCE AGENTS, BROKERS AND SERVICE--0.42%
       1,100          Brown & Brown, Inc ..........................      33,858
       2,000          Gallagher (Arthur J.) & Co ..................      56,560
                                                                    -----------
                      TOTAL INSURANCE AGENTS, BROKERS AND SERVICE        90,418
                                                                    -----------
 INSURANCE CARRIERS--1.79%
       1,600        * AdvancePCS ..................................      72,912
       1,200          Aetna, Inc ..................................      73,236
         100          Ambac Financial Group, Inc ..................       6,400
         100          Berkley (W.R.) Corp .........................       3,426
         100          Erie Indemnity Co (Class A) .................       3,890
         600          HCC Insurance Holdings, Inc .................      17,448
       1,500        * Health Net, Inc .............................      47,505
         100        * Markel Corp .................................      26,700
       1,000        * Mid Atlantic Medical Services, Inc ..........      51,430
       1,800        * Oxford Health Plans, Inc ....................      74,358
         200          Radian Group, Inc ...........................       8,880
         100        * WellChoice, Inc .............................       3,013
                                                                    -----------
                      TOTAL INSURANCE CARRIERS                          389,198
                                                                    -----------
 LEATHER AND LEATHER PRODUCTS--0.58%
       2,000        * Coach, Inc ..................................     109,200
         400        * Timberland Co (Class A) .....................      17,064
                                                                    -----------
                      TOTAL LEATHER AND LEATHER PRODUCTS                126,264
                                                                    -----------
 METAL MINING--0.56%
       2,500          Freeport-McMoRan Copper & Gold, Inc
                        (Class A) .................................      82,750
         800        * Phelps Dodge Corp ...........................      37,440
         100          Southern Peru Copper Corp ...................       2,212
                                                                    -----------
                      TOTAL METAL MINING                                122,402
                                                                    -----------
 MISCELLANEOUS MANUFACTURING INDUSTRIES--0.91%
         400        * Leapfrog Enterprises, Inc ...................      15,200
       9,600          Mattel, Inc .................................     182,016
                                                                    -----------
                      TOTAL MISCELLANEOUS MANUFACTURING
                      INDUSTRIES                                        197,216
                                                                    -----------
 MISCELLANEOUS RETAIL--2.58%
         100        * Barnes & Noble, Inc .........................       2,541
         400        * Borders Group, Inc ..........................       7,568
         600        * Marvel Enterprises, Inc .....................      13,350
       1,200          Michaels Stores, Inc ........................      48,912
         400          MSC Industrial Direct Co (Class A) ..........       8,340
       1,000          Omnicare, Inc ...............................      36,060
       3,100          Petsmart, Inc ...............................      70,370
       7,100        * Rite Aid Corp ...............................      36,636
      10,400        * Staples, Inc ................................     247,000
       2,400          Tiffany & Co ................................      89,592
                                                                    -----------
                      TOTAL MISCELLANEOUS RETAIL                        560,369
                                                                    -----------

                       SEE NOTES TO FINANCIAL STATEMENTS

114  TIAA-CREF Institutional Mutual Funds  2003 ANNUAL REPORT

      Statement of Investments - INSTITUTIONAL MID-CAP GROWTH INDEX FUND -
                               September 30, 2003
--------------------------------------------------------------------------------

    SHARES                                                            VALUE
    ------                                                            -----
 MOTION PICTURES--0.02%
         200          Blockbuster, Inc (Class A) .................. $     4,200
                                                                    -----------
                      TOTAL MOTION PICTURES                               4,200
                                                                    -----------
 NONDEPOSITORY INSTITUTIONS--0.46%
       1,000        * AmeriCredit Corp ............................      10,300
       1,300          Doral Financial Corp ........................      61,100
       2,400        * Providian Financial Corp ....................      28,296
                                                                    -----------
                      TOTAL NONDEPOSITORY INSTITUTIONS                   99,696
                                                                    -----------
 NONMETALLIC MINERALS, EXCEPT FUELS--0.04%
         200          Vulcan Materials Co .........................       7,982
                                                                    -----------
                      TOTAL NONMETALLIC MINERALS, EXCEPT FUELS            7,982
                                                                    -----------
 OIL AND GAS EXTRACTION--2.47%
       3,200        * BJ Services Co ..............................     109,344
       3,300          Chesapeake Energy Corp ......................      35,574
         500          Diamond Offshore Drilling, Inc ..............       9,550
       1,200          ENSCO International, Inc ....................      32,184
       2,500          EOG Resources, Inc ..........................     104,350
       2,100        * Key Energy Services, Inc ....................      20,265
         500        * Newfield Exploration Co .....................      19,285
         500          Noble Energy, Inc ...........................      19,150
       1,800        * Patterson-UTI Energy, Inc ...................      48,726
         300        * Pioneer Natural Resources Co ................       7,638
       1,100        * Pride International, Inc ....................      18,645
       1,100        * Rowan Cos, Inc ..............................      27,038
         500          Tidewater, Inc ..............................      14,150
       1,400        * Varco International, Inc ....................      23,674
         200        * Westport Resources Corp .....................       4,708
       2,100          XTO Energy, Inc .............................      44,079
                                                                    -----------
                      TOTAL OIL AND GAS EXTRACTION                      538,360
                                                                    -----------
 PAPER AND ALLIED PRODUCTS--0.18%
       1,900        * Pactiv Corp .................................      38,532
                                                                    -----------
                      TOTAL PAPER AND ALLIED PRODUCTS                    38,532
                                                                    -----------
 PERSONAL SERVICES--1.46%
       2,600          Cintas Corp .................................      95,784
       3,900          H & R Block, Inc ............................     168,285
         500          Regis Corp ..................................      16,050
         900        * Weight Watchers International, Inc ..........      37,440
                                                                    -----------
                      TOTAL PERSONAL SERVICES                           317,559
                                                                    -----------
 PRIMARY METAL INDUSTRIES--0.03%
         600          Worthington Industries, Inc .................       7,536
                                                                    -----------
                      TOTAL PRIMARY METAL INDUSTRIES                      7,536
                                                                    -----------
 PRINTING AND PUBLISHING--1.33%
         500          Belo Corp (Class A) .........................      12,125
         900          Dow Jones & Co, Inc .........................      42,615
       1,100          Harte-Hanks, Inc ............................      20,284
         300          Knight Ridder, Inc ..........................      20,010
         400          Meredith Corp ...............................      18,468
       2,000          New York Times Co (Class A) .................      86,920
         700          Scripps (E.W.) Co (Class A) .................      59,570
       1,100          Wiley (John) & Sons, Inc (Class A) ..........      28,589
                                                                    -----------
                      TOTAL PRINTING AND PUBLISHING                     288,581
                                                                    -----------
 REAL ESTATE--0.12%
         800          St. Joe Co ..................................      25,664
                                                                    -----------
                      TOTAL REAL ESTATE                                  25,664
                                                                    -----------
 RUBBER AND MISCELLANEOUS PLASTICS PRODUCTS--0.42%
         200          Reebok International Ltd ....................       6,686
       1,800        * Sealed Air Corp .............................      85,014
                                                                    -----------
                      TOTAL RUBBER AND MISCELLANEOUS PLASTICS
                      PRODUCTS                                           91,700
                                                                    -----------
 SECURITY AND COMMODITY BROKERS--2.65%
         400          A.G. Edwards, Inc ...........................      15,364
       5,100        * Ameritrade Holding Corp .....................      57,375
         400          Blackrock, Inc ..............................      19,600
         100          Chicago Mercantile Exchange .................       6,881
       3,600        * E*trade Group, Inc ..........................      33,336
       1,500          Eaton Vance Corp ............................      50,220
       1,600          Federated Investors, Inc (Class B) ..........      44,320
       1,400          Investors Financial Services Corp ...........      43,960
         100          Jefferies Group, Inc ........................       2,875
         300          LaBranche & Co, Inc .........................       4,380
       1,200          Legg Mason, Inc .............................      86,640
       1,100          Neuberger Berman, Inc .......................      46,057
         400          Nuveen Investments, Inc .....................      11,000
       1,600          SEI Investments Co ..........................      52,000
       1,600          T Rowe Price Group, Inc .....................      66,016
       1,600          Waddell & Reed Financial, Inc (Class A) .....      37,712
                                                                    -----------
                      TOTAL SECURITY AND COMMODITY BROKERS              577,736
                                                                    -----------
 STONE, CLAY, AND GLASS PRODUCTS--0.67%
      14,900        * Corning, Inc ................................     140,358
         100          Florida Rock Industries, Inc ................       4,960
                                                                    -----------
                      TOTAL STONE, CLAY, AND GLASS PRODUCTS             145,318
                                                                    -----------
 TEXTILE MILL PRODUCTS--0.13%
         400        * Mohawk Industries, Inc ......................      28,528
                                                                    -----------
                      TOTAL TEXTILE MILL PRODUCTS                        28,528
                                                                    -----------
 TRANSPORTATION BY AIR--0.34%
       1,200        * JetBlue Airways Corp ........................      73,164
                                                                    -----------
                      TOTAL TRANSPORTATION BY AIR                        73,164
                                                                    -----------
 TRANSPORTATION EQUIPMENT--0.78%
         900          Autoliv, Inc ................................      27,153
         600          Delphi Corp .................................       5,430
       1,700          Gentex Corp .................................      59,228
         700        * Navistar International Corp .................      26,096
         500          Polaris Industries, Inc .....................      37,075
         500        * United Defense Industries, Inc ..............      14,195
                                                                    -----------
                         TOTAL TRANSPORTATION EQUIPMENT                 169,177
                                                                    -----------
 TRANSPORTATION SERVICES--0.59%
       1,500          C.H. Robinson Worldwide, Inc ................      55,815
       2,100          Expeditors International Of Washington, Inc .      72,261
                                                                    -----------
                      TOTAL TRANSPORTATION SERVICES                     128,076
                                                                    -----------
 TRUCKING AND WAREHOUSING--0.17%
         500        * Hunt (J.B.) Transport Services, Inc .........      13,010
         700        * Swift Transportation Co, Inc ................      15,883
         400          Werner Enterprises, Inc .....................       9,164
                                                                    -----------
                      TOTAL TRUCKING AND WAREHOUSING                     38,057
                                                                    -----------
 WHOLESALE TRADE-DURABLE GOODS--0.73%
         100        * Apogent Technologies, Inc ...................       2,086
         400        * Arrow Electronics, Inc ......................       7,356
       1,300          CDW Corp ....................................      75,062
       1,300        * Patterson Dental Co .........................      74,854
                                                                    -----------
                      TOTAL WHOLESALE TRADE-DURABLE GOODS               159,358
                                                                    -----------
 WHOLESALE TRADE-NONDURABLE GOODS--1.23%
       1,300          AmerisourceBergen Corp ......................      70,265
         100          Brown-Forman Corp (Class B) .................       7,912
         700        * Endo Pharmaceuticals Holdings, Inc ..........      14,315
         600        * Henry Schein, Inc ...........................      34,020
       3,400          McKesson Corp ...............................     113,186
         700        * Performance Food Group Co ...................      28,497
                                                                    -----------
                      TOTAL WHOLESALE TRADE-NONDURABLE GOODS            268,195
                                                                    -----------

                        SEE NOTES TO FINANCIAL STATEMENTS

                    2003 ANNUAL REPORT  TIAA-CREF Institutional Mutual Funds 115

      Statement of Investments - INSTITUTIONAL MID-CAP GROWTH INDEX FUND -
                               September 30, 2003
--------------------------------------------------------------------------------

                      TOTAL COMMON STOCK
                       (COST $17,604,430)                           $21,698,183
                                                                    -----------
                      TOTAL PORTFOLIO--99.75%
                       (COST $17,604,430)                            21,698,183

                      OTHER ASSETS & LIABILITIES, NET--0.25%             55,354
                                                                    -----------
                      NET ASSETS--100.00%                           $21,753,537
                                                                    ===========

-------------
*  Non-income producing

At September 30, 2003, the aggregate cost of portfolio investments for federal income tax purposes was $17,636,478. Net unrealized appreciation of portfolio investments aggregated $4,061,705 of which $4,493,242 related to appreciated portfolio investments and $431,537 related to depreciated portfolio investments.

                       SEE NOTES TO FINANCIAL STATEMENTS

116  TIAA-CREF Institutional Mutual Funds  2003 ANNUAL REPORT

       Statement of Investments - INSTITUTIONAL MID-CAP VALUE INDEX FUND -
                               September 30, 2003
--------------------------------------------------------------------------------

                               Summary by Industry
                                                            VALUE            %
--------------------------------------------------------------------------------
COMMON STOCK:
Amusement and Recreation Services ..................... $     40,981       0.14%
Apparel and Accessory Stores ..........................      239,231       0.80
Apparel and Other Textile Products ....................      238,236       0.80
Auto Repair, Services and Parking .....................       35,184       0.12
Automotive Dealers and Service Stations ...............       72,252       0.24
Business Services .....................................    1,151,185       3.82
Chemicals and Allied Products .........................    1,264,476       4.22
Coal Mining ...........................................       18,822       0.06
Communications ........................................      740,900       2.46
Depository Institutions ...............................    3,459,221      11.49
Eating and Drinking Places ............................      105,281       0.34
Electric, Gas, and Sanitary Services ..................    3,833,112      12.73
Electronic and Other Electric Equipment ...............    1,143,502       3.80
Engineering and Management Services ...................      282,264       0.94
Fabricated Metal Products .............................      312,263       1.04
Food and Kindred Products .............................      711,039       2.36
Food Stores ...........................................      369,233       1.23
Furniture and Fixtures ................................      483,849       1.61
Furniture and Homefurnishings Stores ..................       45,998       0.15
General Building Contractors ..........................      427,692       1.42
General Merchandise Stores ............................      756,547       2.51
Health Services .......................................      224,173       0.74
Holding and Other Investment Offices ..................    2,619,815       8.70
Hotels and Other Lodging Places .......................      343,523       1.14
Industrial Machinery and Equipment ....................    1,144,864       3.80
Instruments and Related Products ......................      627,059       2.08
Insurance Agents, Brokers and Service .................      110,588       0.37
Insurance Carriers ....................................    2,621,491       8.71
Lumber and Wood Products ..............................      165,012       0.55
Metal Mining ..........................................       49,960       0.17
Miscellaneous Manufacturing Industries ................       70,495       0.23
Miscellaneous Retail ..................................      241,679       0.80
Motion Pictures .......................................       41,730       0.14
Nondepository Institutions ............................      412,810       1.37
Nonmetallic Minerals, Except Fuels ....................       75,829       0.25
Oil and Gas Extraction ................................      825,427       2.74
Paper and Allied Products .............................      440,873       1.46
Personal Services .....................................       39,840       0.13
Petroleum and Coal Products ...........................      455,618       1.51
Primary Metal Industries ..............................      224,451       0.74
Printing and Publishing ...............................      438,277       1.46
Railroad Transportation ...............................      278,699       0.93
Real Estate ...........................................       82,643       0.27
Rubber and Miscellaneous Plastics Products ............       59,439       0.20
Security and Commodity Brokers ........................      566,254       1.88
Stone, Clay, and Glass Products .......................      191,086       0.63
Textile Mill Products .................................       47,214       0.16
Tobacco Products ......................................      210,775       0.70
Transportation By Air .................................       31,920       0.11
Transportation Equipment ..............................      703,924       2.34
Transportation Services ...............................       57,615       0.19
Trucking and Warehousing ..............................       66,228       0.22
Wholesale Trade-Durable Goods .........................      368,513       1.22
Wholesale Trade-Nondurable Goods ......................      311,391       1.03
                                                         -----------     ------
TOTAL COMMON STOCK (COST $26,438,040) .................   29,880,483      99.25
                                                         -----------     ------

TOTAL PORTFOLIO (COST $26,438,040) ....................   29,880,483      99.25
OTHER ASSETS & LIABILITIES, NET .......................      224,961       0.75
                                                         -----------     ------
NET ASSETS ............................................  $30,105,444     100.00%
                                                         ===========     ======

    SHARES                                                             VALUE
     -----                                                             -----
COMMON STOCK--99.25%
 AMUSEMENT AND RECREATION SERVICES--0.14%
         796          Harrah's Entertainment, Inc ................. $    33,520
         170          International Speedway Corp (Class A) .......       7,461
                                                                    -----------
                      TOTAL AMUSEMENT AND RECREATION SERVICES            40,981
                                                                    -----------
 APPAREL AND ACCESSORY STORES--0.80%
         100          Claire's Stores, Inc ........................       3,346
       2,863          Foot Locker, Inc ............................      46,381
       9,045          Limited Brands, Inc .........................     136,399
       2,000          Nordstrom, Inc ..............................      49,620
         100          Talbots, Inc ................................       3,485
                                                                    -----------
                      TOTAL APPAREL AND ACCESSORY STORES                239,231
                                                                    -----------
 APPAREL AND OTHER TEXTILE PRODUCTS--0.80%
       2,400          Jones Apparel Group, Inc ....................      71,832
       2,200          Liz Claiborne, Inc ..........................      74,910
         800          Polo Ralph Lauren Corp ......................      21,456
       1,800          VF Corp .....................................      70,038
                                                                    -----------
                      TOTAL APPAREL AND OTHER TEXTILE PRODUCTS          238,236
                                                                    -----------
 AUTO REPAIR, SERVICES AND PARKING--0.12%
       1,200          Ryder System, Inc ...........................      35,184
                                                                    -----------
                      TOTAL AUTO REPAIR, SERVICES AND PARKING            35,184
                                                                    -----------
 AUTOMOTIVE DEALERS AND SERVICE STATIONS--0.24%
       3,700        * Autonation, Inc .............................      64,898
         200        * O'Reilly Automotive, Inc ....................       7,354
                                                                    -----------
                      TOTAL AUTOMOTIVE DEALERS AND SERVICE
                      STATIONS                                           72,252
                                                                    -----------
 BUSINESS SERVICES--3.82%
       7,500        * 3Com Corp ...................................      44,250
         500        * Acxiom Corp .................................       7,880
         350        * Affiliated Computer Services, Inc (Class A) .      17,042
       2,137          Autodesk, Inc ...............................      36,372
         100        * Bisys Group, Inc ............................       1,315
         519        * BMC Software, Inc ...........................       7,230
       2,052        * Brocade Communications Systems, Inc .........      10,711
       4,007        * Cadence Design Systems, Inc .................      53,694
       1,214        * Ceridian Corp ...............................      22,605
         700        * Checkfree Corp ..............................      14,000
       3,659        * Computer Sciences Corp ......................     137,469
       7,279        * Compuware Corp ..............................      39,015
       2,627        * Convergys Corp ..............................      48,179
       1,086          Deluxe Corp .................................      43,592
         561        * DoubleClick, Inc ............................       6,042
         100        * DST Systems, Inc ............................       3,760
       9,351          Electronic Data Systems Corp ................     188,890
         592          Equifax, Inc ................................      13,184
         167          GTECH Holdings Corp .........................       7,156
          45        * Hudson Highland Group, Inc ..................         866
         683          Imation Corp ................................      22,300
         400        * Interactive Data Corp .......................       6,320
       7,534        * Interpublic Group Of Cos, Inc ...............     106,380
         337        * Lamar Advertising Co ........................       9,888
         500          Manpower, Inc ...............................      18,550
       1,800        * NCR Corp ....................................      57,042
         300        * Network Associates, Inc .....................       4,128
       4,097        * Novell, Inc .................................      21,837
       4,213        * Peoplesoft, Inc .............................      76,634
         250        * Rent-A-Center, Inc ..........................       8,075
       3,582        * Siebel Systems, Inc .........................      34,817
         466        * SunGard Data Systems, Inc ...................      12,260
       1,702        * Unisys Corp .................................      23,028
       1,255        * VeriSign, Inc ...............................      16,905
         866          Viad Corp ...................................      20,680
       1,019        * WebMD Corp ..................................       9,089
                                                                    -----------
                      TOTAL BUSINESS SERVICES                         1,151,185
                                                                    -----------

                        SEE NOTES TO FINANCIAL STATEMENTS

                    2003 ANNUAL REPORT  TIAA-CREF Institutional Mutual Funds 117

       Statement of Investments - INSTITUTIONAL MID-CAP VALUE INDEX FUND -
                               September 30, 2003
--------------------------------------------------------------------------------

    SHARES                                                            VALUE
    ------                                                            -----
 CHEMICALS AND ALLIED PRODUCTS--4.22%
         800          Alberto-Culver Co (Class B) ................. $    47,056
         334        * Andrx Corp ..................................       6,182
         323          Avery Dennison Corp .........................      16,318
       1,200          Cabot Corp ..................................      34,212
         300          Church & Dwight Co, Inc .....................      10,497
       1,412          Clorox Co ...................................      64,768
         737        * Cytec Industries, Inc .......................      26,901
         900          Dial Corp ...................................      19,386
       1,600          Eastman Chemical Co .........................      53,600
         181          Estee Lauder Cos (Class A) ..................       6,172
       1,300        * Human Genome Sciences, Inc ..................      17,758
         940          ICN Pharmaceuticals, Inc ....................      16,130
         645        * ICOS Corp ...................................      24,716
         556          International Flavors & Fragrances, Inc .....      18,392
         754        * Invitrogen Corp .............................      43,724
       3,613        * King Pharmaceuticals, Inc ...................      54,737
       3,000        * Millennium Pharmaceuticals, Inc .............      46,170
         298        * Neurocrine Biosciences, Inc .................      14,757
       3,530          PPG Industries, Inc .........................     184,337
       2,385          Praxair, Inc ................................     147,751
         509        * Protein Design Labs, Inc ....................       7,055
       3,300          Rohm & Haas Co ..............................     110,385
       2,400          RPM International, Inc ......................      31,344
         400        * Scotts Co (Class A) .........................      21,880
       2,496          Sherwin-Williams Co .........................      73,407
         809          Sigma-Aldrich Corp ..........................      42,019
         925          Valspar Corp ................................      43,151
       1,959        * Watson Pharmaceuticals, Inc .................      81,671
                                                                    -----------
                      TOTAL CHEMICALS AND ALLIED PRODUCTS             1,264,476
                                                                    -----------
 COAL MINING--0.06%
         600          Peabody Energy Corp .........................      18,822
                                                                    -----------
                      TOTAL COAL MINING                                  18,822
                                                                    -----------
 COMMUNICATIONS--2.46%
       2,153        * American Tower Corp (Class A) ...............      21,853
       7,789        * Avaya, Inc ..................................      84,900
         315        * Cablevision Systems Corp (Class A) ..........       5,702
       3,000          CenturyTel, Inc .............................     101,670
         200        * Cox Radio, Inc (Class A) ....................       4,374
         830        * Crown Castle International Corp .............       7,810
         100        * Entercom Communications Corp ................       4,482
         800        * Entravision Communications Corp (Class A) ...       7,600
         600        * Hearst-Argyle Television, Inc ...............      14,520
         696        * IDT Corp ....................................      12,305
      10,765        * Level 3 Communications, Inc .................      58,346
      85,702        * Lucent Technologies, Inc ....................     185,116
         882        * NTL, Inc ....................................      41,560
         500        * PanAmSat Corp ...............................       7,240
      21,825        * Qwest Communications International, Inc .....      74,205
         900        * Radio One, Inc (Class D) ....................      12,924
         709          Telephone & Data Systems, Inc ...............      40,087
         300        * U.S. Cellular Corp ..........................       8,730
       1,400        * UnitedGlobalcom, Inc (Class A) ..............       8,554
         255        * Univision Communications, Inc (Class A) .....       8,142
       1,982        * XM Satellite Radio Holdings, Inc ............      30,780
                                                                    -----------
                      TOTAL COMMUNICATIONS                              740,900
                                                                    -----------
 DEPOSITORY INSTITUTIONS--11.49%
       7,196          AmSouth Bancorp .............................     152,699
       1,390          Associated Banc-Corp ........................      52,542
       1,700          Astoria Financial Corp ......................      52,530
       1,700          Bancorpsouth, Inc ...........................      37,230
       1,220          Bank Of Hawaii Corp .........................      40,968
       3,400          Banknorth Group, Inc ........................      95,948
         309        * BOK Financial Corp ..........................      11,640
         500          Capitol Federal Financial ...................      14,680
       4,647          Charter One Financial, Inc ..................     142,198
         800          City National Corp ..........................      40,768
       2,500          Colonial Bancgroup, Inc .....................      36,100
       3,611          Comerica, Inc ...............................     168,273
         100          Commerce Bancorp, Inc .......................       4,791
       1,260          Commerce Bancshares, Inc ....................      55,125
       2,700          Compass Bancshares, Inc .....................      93,366
       1,100          Cullen/Frost Bankers, Inc ...................      40,953
         500          Downey Financial Corp .......................      23,365
         226          First Bancorp (Puerto Rico) .................       6,950
       1,000          First Midwest Bancorp, Inc ..................      29,710
       2,502          First Tennessee National Corp ...............     106,235
       1,700          FirstMerit Corp .............................      42,058
         945          FNB Corp ....................................      32,603
       2,305          Fulton Financial Corp .......................      46,284
       2,398          Greenpoint Financial Corp ...................      71,604
       3,351          Hibernia Corp (Class A) .....................      67,891
         869          Hudson City Bancorp, Inc ....................      26,800
         800          Hudson United Bancorp .......................      28,136
       4,721          Huntington Bancshares, Inc ..................      93,429
       1,100          IndyMac Bancorp, Inc ........................      25,487
         487          International Bancshares Corp ...............      20,186
       4,700          Marshall & Ilsley Corp ......................     148,144
       1,500          Mercantile Bankshares Corp ..................      60,000
       4,300          National Commerce Financial Corp ............     106,984
         940          New York Community Bancorp, Inc .............      29,619
       2,346          North Fork Bancorp, Inc .....................      81,524
       3,696          Northern Trust Corp .........................     156,858
       1,393          Old National Bancorp ........................      31,134
         243          Park National Corp ..........................      27,192
         500          People's Bank ...............................      14,970
         888          Provident Financial Group, Inc ..............      24,828
       4,589          Regions Financial Corp ......................     157,173
       1,500          Roslyn Bancorp, Inc .........................      35,220
       1,700          Sky Financial Group, Inc ....................      38,267
       6,268          SouthTrust Corp .............................     184,217
       6,000          Sovereign Bancorp, Inc ......................     111,300
         582          Synovus Financial Corp ......................      14,544
         600          TCF Financial Corp ..........................      28,770
       1,000          Trustmark Corp ..............................      27,130
       4,112          Union Planters Corp .........................     130,104
       1,115          UnionBanCal Corp ............................      55,304
         672          United Bankshares, Inc ......................      20,126
       1,463          Valley National Bancorp .....................      40,730
       1,430          Washington Federal, Inc .....................      36,050
       1,000          Webster Financial Corp ......................      39,880
         500          Westamerica Bancorp .........................      22,225
         800          Whitney Holding Corp ........................      27,200
       1,400          Wilmington Trust Corp .......................      43,064
       1,900          Zions Bancorp ...............................     106,115
                                                                    -----------
                      TOTAL DEPOSITORY INSTITUTIONS                   3,459,221
                                                                    -----------
 EATING AND DRINKING PLACES--0.34%
         448          CBRL Group, Inc .............................      15,895
         549          Darden Restaurants, Inc .....................      10,431
         362          Outback Steakhouse, Inc .....................      13,709
       2,020          Wendy's International, Inc ..................      65,246
                                                                    -----------
                      TOTAL EATING AND DRINKING PLACES                  105,281
                                                                    -----------
 ELECTRIC, GAS, AND SANITARY SERVICES--12.73%
       1,226          AGL Resources, Inc ..........................      34,536
       1,700          Allete, Inc .................................      46,546
       2,200          Alliant Energy Corp .........................      48,400
       2,059        * Allied Waste Industries, Inc ................      22,237
       3,358          Ameren Corp .................................     144,092
       7,210        * Calpine Corp ................................      35,257

                       SEE NOTES TO FINANCIAL STATEMENTS

118  TIAA-CREF Institutional Mutual Funds  2003 ANNUAL REPORT

       Statement of Investments - INSTITUTIONAL MID-CAP VALUE INDEX FUND -
                               September 30, 2003
--------------------------------------------------------------------------------

    SHARES                                                            VALUE
    ------                                                            -----
 ELECTRIC, GAS, AND SANITARY SERVICES--(CONTINUED)
       5,600          Centerpoint Energy, Inc ..................... $    51,352
       3,659          Cinergy Corp ................................     134,285
       5,722        * Citizens Communications Co ..................      64,144
       4,600          Consolidated Edison, Inc ....................     187,496
       3,400          Constellation Energy Group, Inc .............     121,652
       2,700          DPL, Inc ....................................      46,305
       3,500          DTE Energy Co ...............................     129,115
       1,522          Duquesne Light Holdings, Inc ................      23,500
       5,500        * Dynegy, Inc (Class A) .......................      19,800
       5,879        * Edison International ........................     112,289
      12,333          El Paso Corp ................................      90,031
       3,000          Energy East Corp ............................      67,290
       1,300          Equitable Resources, Inc ....................      53,430
       1,400          Great Plains Energy, Inc ....................      42,448
         800          Hawaiian Electric Industries, Inc ...........      34,824
       3,300          KeySpan Corp ................................     115,764
         391          Kinder Morgan, Inc ..........................      21,118
       1,500          MDU Resources Group, Inc ....................      50,670
       8,100       b* Mirant Corp .................................       4,982
       1,500          National Fuel Gas Co ........................      34,275
         900          Nicor, Inc ..................................      31,626
       5,500          NiSource, Inc ...............................     109,890
       2,700          Northeast Utilities .........................      48,384
       1,100          NSTAR .......................................      52,250
       1,700          OGE Energy Corp .............................      38,403
       1,636          Oneok, Inc ..................................      32,998
         700          Peoples Energy Corp .........................      28,966
       3,200          Pepco Holdings, Inc .........................      55,296
       8,500        * PG&E Corp ...................................     203,150
       1,500          Philadelphia Suburban Corp ..................      36,120
         597          Piedmont Natural Gas Co, Inc ................      23,283
       1,700          Pinnacle West Capital Corp ..................      60,350
       3,670          PPL Corp ....................................     150,287
       4,665          Public Service Enterprise Group, Inc ........     195,930
       2,000          Puget Energy, Inc ...........................      44,860
       1,700          Questar Corp ................................      52,377
       6,158        * Reliant Resources, Inc ......................      31,529
       3,200          Republic Services, Inc ......................      72,448
       2,300          SCANA Corp ..................................      78,775
       3,800          Sempra Energy ...............................     111,568
       3,600          TECO Energy, Inc ............................      49,752
         270          Texas Genco Holdings, Inc ...................       6,426
       6,652          TXU Corp ....................................     156,721
         807          UGI Corp ....................................      23,347
       1,500          Vectren Corp ................................      35,430
         357          Western Gas Resources, Inc ..................      13,566
         930          WGL Holdings, Inc ...........................      25,649
      10,686          Williams Cos, Inc ...........................     100,662
       2,400          Wisconsin Energy Corp .......................      73,368
         618          WPS Resources Corp ..........................      25,462
       8,300          Xcel Energy, Inc ............................     128,401
                                                                    -----------
                      TOTAL ELECTRIC, GAS, AND SANITARY SERVICES      3,833,112
                                                                    -----------
 ELECTRONIC AND OTHER ELECTRIC EQUIPMENT--3.80%
      10,100        * ADC Telecommunications, Inc .................      23,533
       1,000        * Advanced Fibre Communications, Inc ..........      20,970
       4,900        * Advanced Micro Devices, Inc .................      54,439
       3,400          American Power Conversion Corp ..............      58,276
         314          Ametek, Inc .................................      13,458
       3,300        * Applied Micro Circuits Corp .................      16,071
       4,598        * Atmel Corp ..................................      18,438
       1,100          AVX Corp ....................................      15,059
       4,700        * CIENA Corp ..................................      27,777
       1,600        * Comverse Technology, Inc ....................      23,936
       1,064        * Cypress Semiconductor Corp ..................      18,812
       1,234        * Energizer Holdings, Inc .....................      45,374
       1,117        * Fairchild Semiconductor International, Inc ..      18,520
       3,746        * Gemstar-TV Guide International, Inc .........      17,719
         885          Harris Corp .................................      31,674
       1,000          Hubbell, Inc (Class B) ......................      36,490
       1,200        * Integrated Device Technology, Inc ...........      14,904
         668        * International Rectifier Corp ................      25,010
       1,567          Intersil Corp (Class A) .....................      37,295
         400        * Jabil Circuit, Inc ..........................      10,420
         705        * L-3 Communications Holdings, Inc ............      30,491
       4,500        * LSI Logic Corp ..............................      40,455
       6,258        * Micron Technology, Inc ......................      83,982
         400          Molex, Inc ..................................      11,436
         600        * National Semiconductor Corp .................      19,374
         627        * Novellus Systems, Inc .......................      21,161
       1,200        * Polycom, Inc ................................      19,932
       1,830          Rockwell Collins, Inc .......................      46,208
       5,800        * Sanmina-SCI Corp ............................      56,260
       2,894          Scientific-Atlanta, Inc .....................      90,148
      17,911        * Sirius Satellite Radio, Inc .................      32,777
       5,100        * Tellabs, Inc ................................      34,629
       3,225        * Vishay Intertechnology, Inc .................      56,502
       1,062          Whirlpool Corp ..............................      71,972
                                                                    -----------
                      TOTAL ELECTRONIC AND OTHER ELECTRIC
                      EQUIPMENT                                       1,143,502
                                                                    -----------
 ENGINEERING AND MANAGEMENT SERVICES--0.94%
       2,309        * BearingPoint, Inc ...........................      18,426
       1,600          Fluor Corp ..................................      59,728
         173        * Jacobs Engineering Group, Inc ...............       7,802
       5,500          Monsanto Co .................................     131,670
       6,300          Servicemaster Co ............................      64,638
                                                                    -----------
                      TOTAL ENGINEERING AND MANAGEMENT SERVICES         282,264
                                                                    -----------
 FABRICATED METAL PRODUCTS--1.04%
         146        * Alliant Techsystems, Inc ....................       7,015
         203          Ball Corp ...................................      10,962
       1,100          Crane Co ....................................      25,751
       2,937          Fortune Brands, Inc .........................     166,675
         800          Harsco Corp .................................      30,776
       1,200          Snap-On, Inc ................................      33,180
       1,284          Stanley Works ...............................      37,904
                                                                    -----------
                      TOTAL FABRICATED METAL PRODUCTS                   312,263
                                                                    -----------
 FOOD AND KINDRED PRODUCTS--2.36%
      10,584          Archer Daniels Midland Co ...................     138,756
       3,338          Coca-Cola Enterprises, Inc ..................      63,622
       1,390        * Constellation Brands, Inc (Class A) .........      42,381
         600          Coors (Adolph) Co (Class B) .................      32,256
       2,850        * Dean Foods Co ...............................      88,436
       2,029        * Del Monte Foods Co ..........................      17,673
         795          Hershey Foods Corp ..........................      57,781
       1,600          Hormel Foods Corp ...........................      36,768
         972          J.M. Smucker Co .............................      40,980
         600          Lancaster Colony Corp .......................      23,862
       1,034          McCormick & Co, Inc (Non-Vote) ..............      28,352
         592          Pepsi Bottling Group, Inc ...................      12,183
       1,290          PepsiAmericas Inc ...........................      18,692
       1,735        * Smithfield Foods, Inc .......................      33,312
         400          Tootsie Roll Industries, Inc ................      12,400
       4,500          Tyson Foods, Inc (Class A) ..................      63,585
                                                                    -----------
                      TOTAL FOOD AND KINDRED PRODUCTS                   711,039
                                                                    -----------
 FOOD STORES--1.23%
       6,993          Albertson's, Inc ............................     143,846
       9,152        * Safeway, Inc ................................     209,947
       1,600          Winn-Dixie Stores, Inc ......................      15,440
                                                                    -----------
                      TOTAL FOOD STORES                                 369,233
                                                                    -----------

                        SEE NOTES TO FINANCIAL STATEMENTS

                    2003 ANNUAL REPORT  TIAA-CREF Institutional Mutual Funds 119

       Statement of Investments - INSTITUTIONAL MID-CAP VALUE INDEX FUND -
                               September 30, 2003
--------------------------------------------------------------------------------

    SHARES                                                            VALUE
    ------                                                            -----
 FURNITURE AND FIXTURES--1.61%
         620          Ethan Allen Interiors, Inc .................. $    22,320
         880        * Furniture Brands International, Inc .........      21,208
         684          Hillenbrand Industries, Inc .................      38,591
         724          HON Industries, Inc .........................      26,759
       1,802          Johnson Controls, Inc .......................     170,469
       1,100          La-Z-Boy, Inc ...............................      24,420
       1,400        * Lear Corp ...................................      73,696
       2,452          Leggett & Platt, Inc ........................      53,037
       2,027          Newell Rubbermaid, Inc ......................      43,925
         800          Steelcase, Inc (Class A) ....................       9,424
                                                                    -----------
                      TOTAL FURNITURE AND FIXTURES                      483,849
                                                                    -----------
 FURNITURE AND HOMEFURNISHINGS STORES--0.15%
       3,900          Circuit City Stores, Inc (Circuit
                        City Group) ...............................      37,167
         459          Pier 1 Imports, Inc .........................       8,831
                                                                    -----------
                      TOTAL FURNITURE AND HOMEFURNISHINGS STORES         45,998
                                                                    -----------
 GENERAL BUILDING CONTRACTORS--1.42%
          41        * Cavco Industries, Inc .......................         882
         832          Centex Corp .................................      64,796
       2,200          D.R. Horton, Inc ............................      71,940
         204        * Hovnanian Enterprises, Inc (Class A) ........      13,131
         900          KB Home .....................................      53,694
         100          Lennar Corp .................................       7,498
         858          Lennar Corp (Class A) .......................      66,744
         316          MDC Holdings, Inc ...........................      17,064
       1,000          Pulte Homes, Inc ............................      68,010
         500          Ryland Group, Inc ...........................      36,555
         900        * Toll Brothers, Inc ..........................      27,378
                                                                    -----------
                      TOTAL GENERAL BUILDING CONTRACTORS                427,692
                                                                    -----------
 GENERAL MERCHANDISE STORES--2.51%
       1,200        * Big Lots, Inc ...............................      18,972
       3,824          Federated Department Stores, Inc ............     160,226
       5,600          J.C. Penney Co, Inc .........................     119,672
       5,930          May Department Stores Co ....................     146,056
         800        * Neiman Marcus Group, Inc (Class A) ..........      33,360
       2,500        * Saks, Inc ...................................      28,825
       5,704          Sears Roebuck & Co ..........................     249,436
                                                                    -----------
                      TOTAL GENERAL MERCHANDISE STORES                  756,547
                                                                    -----------
 HEALTH SERVICES--0.74%
         500        * Community Health Systems, Inc ...............      10,850
         290        * Laboratory Corp Of America Holdings .........       8,323
       1,549          Manor Care, Inc .............................      46,470
         100        * Orthodontic Centers Of America, Inc .........         788
         400        * Renal Care Group, Inc .......................      13,660
       7,936        * Tenet Healthcare Corp .......................     114,913
         800        * Triad Hospitals, Inc ........................      24,224
         100        * Universal Health Services, Inc (Class B) ....       4,945
                                                                    -----------
                      TOTAL HEALTH SERVICES                             224,173
                                                                    -----------
 HOLDING AND OTHER INVESTMENT OFFICES--8.70%
       2,325          Allied Capital Corp .........................      57,172
       1,526          AMB Property Corp ...........................      47,016
       1,900          Annaly Mortgage Management, Inc .............      31,198
       1,956          Apartment Investment & Management Co
                        (Class A) .................................      76,988
       3,800          Archstone-Smith Trust .......................     100,244
       1,200          Arden Realty, Inc ...........................      33,504
       1,300          AvalonBay Communities, Inc ..................      60,840
       1,500          Boston Properties, Inc ......................      65,205
       1,000          BRE Properties, Inc (Class A) ...............      32,980
         800          Camden Property Trust .......................      30,744
       1,100          CarrAmerica Realty Corp .....................      32,835
         390          CBL & Associates Properties, Inc ............      19,461
         500          Centerpoint Properties Trust ................      34,055
         475          Chelsea Property Group, Inc .................      22,753
         600          Cousins Properties, Inc .....................      16,650
       1,700          Crescent Real Estate Equities Co ............      24,650
          11          Cross Timbers Royalty Trust .................         231
       1,500          Developers Diversified Realty Corp ..........      44,805
       2,892          Duke Realty Corp ............................      84,446
       5,608          Equity Residential ..........................     164,202
         840          Federal Realty Investment Trust .............      30,962
         200          Friedman Billings Ramsey Group, Inc .........       3,450
       1,500          General Growth Properties, Inc ..............     107,550
       1,200          Health Care Property Investors, Inc .........      56,040
         803          Healthcare Realty Trust, Inc ................      25,680
       1,300          Hospitality Properties Trust ................      45,604
       5,700        * Host Marriott Corp ..........................      61,161
       2,920          HRPT Properties Trust .......................      26,689
       1,100          Independence Community Bank Corp ............      38,423
       2,067          iStar Financial, Inc ........................      80,510
       1,900          Kimco Realty Corp ...........................      77,843
       1,600          Liberty Property Trust ......................      59,168
       1,020          Macerich Co .................................      38,505
       1,127          Mack-Cali Realty Corp .......................      44,178
         434          Mills Corp ..................................      17,078
       2,078          New Plan Excel Realty Trust .................      48,417
         770          Pan Pacific Retail Properties, Inc ..........      33,110
       3,900          Plum Creek Timber Co, Inc ...................      99,216
       1,912          Popular, Inc ................................      76,098
       3,400          Prologis ....................................     102,850
       2,100          Public Storage, Inc .........................      82,383
         671          Realty Income Corp ..........................      26,605
         500          Regency Centers Corp ........................      18,425
       1,525          Rouse Co ....................................      63,593
         885          Shurgard Storage Centers, Inc (Class A) .....      31,241
       2,755          Simon Property Group, Inc ...................     120,063
       1,348          Thornburg Mortgage, Inc .....................      34,145
       1,800          Trizec Properties, Inc ......................      22,068
       2,300          United Dominion Realty Trust, Inc ...........      42,113
       1,700          Vornado Realty Trust ........................      81,668
       1,000          Weingarten Realty Investors .................      45,000
                                                                    -----------
                      TOTAL HOLDING AND OTHER INVESTMENT OFFICES      2,619,815
                                                                    -----------
 HOTELS AND OTHER LODGING PLACES--1.14%
       3,564          Hilton Hotels Corp ..........................      57,808
         457          Mandalay Resort Group .......................      18,102
       1,753          Marriott International, Inc (Class A) .......      75,432
         978        * MGM Mirage ..................................      35,746
       5,700        * Park Place Entertainment Corp ...............      51,357
       2,915          Starwood Hotels & Resorts Worldwide, Inc ....     101,442
         200        * Wynn Resorts Ltd ............................       3,636
                                                                    -----------
                      TOTAL HOTELS AND OTHER LODGING PLACES             343,523
                                                                    -----------
 INDUSTRIAL MACHINERY AND EQUIPMENT--3.80%
       1,364        * AGCO Corp ...................................      23,379
       7,500        * Apple Computer, Inc .........................     154,725
         100        * Avocent Corp ................................       3,029
         100        * Cooper Cameron Corp .........................       4,621
         700          Cummins, Inc ................................      31,101
       1,500          Diebold, Inc ................................      75,975
         132          Donaldson Co, Inc ...........................       7,115
       3,361          Dover Corp ..................................     118,879
       1,500          Eaton Corp ..................................     132,930
         500        * Emulex Corp .................................      12,735
         100        * Grant Prideco, Inc ..........................       1,019
         113          ITT Industries, Inc .........................       6,762
       2,501        * Maxtor Corp .................................      30,437
         700        * National-Oilwell, Inc .......................      12,698
         497          Pall Corp ...................................      11,153
       2,500          Parker Hannifin Corp ........................     111,750
       1,000          Pentair, Inc ................................      39,870

                       SEE NOTES TO FINANCIAL STATEMENTS

120  TIAA-CREF Institutional Mutual Funds  2003 ANNUAL REPORT

       Statement of Investments - INSTITUTIONAL MID-CAP VALUE INDEX FUND -
                               September 30, 2003
--------------------------------------------------------------------------------

    SHARES                                                            VALUE
    ------                                                            -----
 INDUSTRIAL MACHINERY AND EQUIPMENT--(CONTINUED)
       1,548          Pitney Bowes, Inc ........................... $    59,319
         413        * Smith International, Inc ....................      14,860
       8,900        * Solectron Corp ..............................      52,065
       1,269        * SPX Corp ....................................      57,460
       1,366        * Storage Technology Corp .....................      32,975
         691          Symbol Technologies, Inc ....................       8,257
         663          Timken Co ...................................      10,104
      12,831        * Xerox Corp ..................................     131,646
                                                                    -----------
                      TOTAL INDUSTRIAL MACHINERY AND EQUIPMENT        1,144,864
                                                                    -----------
 INSTRUMENTS AND RELATED PRODUCTS--2.08%
       9,256        * Agilent Technologies, Inc ...................     204,650
         669          Applera Corp (Applied Biosystems Group) .....      14,925
         109          Bard (C.R.), Inc ............................       7,739
       1,000          Bausch & Lomb, Inc ..........................      44,150
       5,841          Eastman Kodak Co ............................     122,311
       1,400          PerkinElmer, Inc ............................      21,434
       3,400          Rockwell Automation, Inc ....................      89,250
         100        * Steris Corp .................................       2,302
       1,400          Tektronix, Inc ..............................      34,650
         673          Teleflex, Inc ...............................      29,228
       2,600        * Thermo Electron Corp ........................      56,420
                                                                    -----------
                      TOTAL INSTRUMENTS AND RELATED PRODUCTS            627,059
                                                                    -----------
 INSURANCE AGENTS, BROKERS AND SERVICE--0.37%
       5,304          AON Corp ....................................     110,588
                                                                    -----------
                      TOTAL INSURANCE AGENTS, BROKERS AND SERVICE       110,588
                                                                    -----------
 INSURANCE CARRIERS--8.71%
       1,770          Aetna, Inc ..................................     108,023
          75        * Alleghany Corp ..............................      14,644
       1,600          Ambac Financial Group, Inc ..................     102,400
         700          American Financial Group, Inc ...............      15,225
         200          American National Insurance Co ..............      17,010
       1,200          Berkley (W.R.) Corp .........................      41,112
       2,904          Cigna Corp ..................................     129,664
       2,755          Cincinnati Financial Corp ...................     110,090
         500        * CNA Financial Corp ..........................      10,510
         500          Erie Indemnity Co (Class A) .................      19,450
       2,700          Fidelity National Financial, Inc ............      81,162
       1,408          First American Corp .........................      35,059
         807          HCC Insurance Holdings, Inc .................      23,468
         701        * Health Net, Inc .............................      22,201
       3,500        * Humana, Inc .................................      63,175
       2,972          Jefferson-Pilot Corp ........................     131,897
       5,995          John Hancock Financial Services, Inc ........     202,631
         800          Leucadia National Corp ......................      30,280
       3,700          Lincoln National Corp .......................     130,906
       2,731          Loews Corp ..................................     110,250
         100        * Markel Corp .................................      26,700
       3,008          MBIA, Inc ...................................     165,350
         500          Mercury General Corp ........................      22,390
       1,489          MGIC Investment Corp ........................      77,532
         900          MONY Group, Inc .............................      29,295
       1,091          Nationwide Financial Services, Inc (Class A)       34,192
         200          Odyssey Re Holdings Corp ....................       4,116
       2,500          Old Republic International Corp .............      82,725
         680        * Pacificare Health Systems, Inc ..............      33,184
       1,900          PMI Group, Inc ..............................      64,125
       1,400          Protective Life Corp ........................      41,790
       1,751          Radian Group, Inc ...........................      77,744
         400          Reinsurance Group Of America, Inc ...........      16,300
       2,618          Safeco Corp .................................      92,311
       4,345          St. Paul Cos, Inc ...........................     160,895
         600          Stancorp Financial Group, Inc ...............      34,470
       2,346          Torchmark Corp ..............................      95,341
         391          Transatlantic Holdings, Inc .................      27,808
       1,000          Unitrin, Inc ................................      30,460
       5,900          UnumProvident Corp ..........................      87,143
         342        * WellChoice, Inc .............................      10,304
          24          Wesco Financial Corp ........................       8,159
                                                                    -----------
                      TOTAL INSURANCE CARRIERS                        2,621,491
                                                                    -----------
 LUMBER AND WOOD PRODUCTS--0.55%
       5,300          Georgia-Pacific Corp ........................     128,472
         900          Rayonier, Inc ...............................      36,540
                                                                    -----------
                      TOTAL LUMBER AND WOOD PRODUCTS                    165,012
                                                                    -----------
 METAL MINING--0.17%
         973        * Phelps Dodge Corp ...........................      45,536
         200          Southern Peru Copper Corp ...................       4,424
                                                                    -----------
                      TOTAL METAL MINING                                 49,960
                                                                    -----------
 MISCELLANEOUS MANUFACTURING INDUSTRIES--0.23%
         605          Blyth, Inc ..................................      16,323
       2,900          Hasbro, Inc .................................      54,172
                                                                    -----------
                      TOTAL MISCELLANEOUS MANUFACTURING
                      INDUSTRIES                                         70,495
                                                                    -----------
 MISCELLANEOUS RETAIL--0.80%
         700        * Barnes & Noble, Inc .........................      17,787
       1,400        * Borders Group, Inc ..........................      26,488
         207          Michaels Stores, Inc ........................       8,437
         200          MSC Industrial Direct Co (Class A) ..........       4,170
       6,500        * Office Depot, Inc ...........................      91,325
         800          Omnicare, Inc ...............................      28,848
       2,499        * Rite Aid Corp ...............................      12,895
       4,300        * Toys "R" Us, Inc ............................      51,729
                                                                    -----------
                      TOTAL MISCELLANEOUS RETAIL                        241,679
                                                                    -----------
 MOTION PICTURES--0.14%
         500          Blockbuster, Inc (Class A) ..................      10,500
       1,449        * Metro-Goldwyn-Mayer, Inc ....................      22,228
         484          Regal Entertainment Group (Class A) .........       9,002
                                                                    -----------
                      TOTAL MOTION PICTURES                              41,730
                                                                    -----------
 NONDEPOSITORY INSTITUTIONS--1.37%
       1,154          American Capital Strategies Ltd .............      28,688
       2,000        * AmeriCredit Corp ............................      20,600
       4,043          CIT Group, Inc ..............................     116,277
       2,509          Countrywide Financial Corp ..................     196,405
       3,300        * Providian Financial Corp ....................      38,907
         100          Student Loan Corp ...........................      11,933
                                                                    -----------
                      TOTAL NONDEPOSITORY INSTITUTIONS                  412,810
                                                                    -----------
 NONMETALLIC MINERALS, EXCEPT FUELS--0.25%
       1,900          Vulcan Materials Co .........................      75,829
                                                                    -----------
                      TOTAL NONMETALLIC MINERALS, EXCEPT FUELS           75,829
                                                                    -----------
 OIL AND GAS EXTRACTION--2.74%
         731          Chesapeake Energy Corp ......................       7,880
         500          Diamond Offshore Drilling, Inc ..............       9,550
       1,975          ENSCO International, Inc ....................      52,970
       1,100          Helmerich & Payne, Inc ......................      28,754
       2,100          Kerr-McGee Corp .............................      93,744
         688        * Key Energy Services, Inc ....................       6,639
       6,463          Marathon Oil Corp ...........................     184,196
         500        * Newfield Exploration Co .....................      19,285
         760          Noble Energy, Inc ...........................      29,108
       2,100        * Pioneer Natural Resources Co ................      53,466
       1,318          Pogo Producing Co ...........................      59,679
       1,200        * Pride International, Inc ....................      20,340
         800        * Rowan Cos, Inc ..............................      19,664
         600          Tidewater, Inc ..............................      16,980
       5,397          Unocal Corp .................................     170,113
         600        * Varco International, Inc ....................      10,146
         432        * Westport Resources Corp .....................      10,169

                        SEE NOTES TO FINANCIAL STATEMENTS

                    2003 ANNUAL REPORT  TIAA-CREF Institutional Mutual Funds 121

       Statement of Investments - INSTITUTIONAL MID-CAP VALUE INDEX FUND -
                               September 30, 2003
--------------------------------------------------------------------------------

    SHARES                                                            VALUE
    ------                                                            -----
 OIL AND GAS EXTRACTION--(CONTINUED)
       1,560          XTO Energy, Inc ............................. $    32,744
                                                                    -----------
                      TOTAL OIL AND GAS EXTRACTION                      825,427
                                                                    -----------
 PAPER AND ALLIED PRODUCTS--1.46%
         978          Bemis Co ....................................      43,325
         840          Boise Cascade Corp ..........................      23,184
       1,100          Bowater, Inc ................................      46,266
       4,200          MeadWestvaco Corp ...........................     107,100
       1,200        * Packaging Corp Of America ...................      23,304
       1,528        * Pactiv Corp .................................      30,988
       4,957        * Smurfit-Stone Container Corp ................      74,256
       2,000          Sonoco Products Co ..........................      43,900
       1,000          Temple-Inland, Inc ..........................      48,550
                                                                    -----------
                      TOTAL PAPER AND ALLIED PRODUCTS                   440,873
                                                                    -----------
 PERSONAL SERVICES--0.13%
         361          Regis Corp ..................................      11,588
       6,182        * Service Corp International ..................      28,252
                                                                    -----------
                      TOTAL PERSONAL SERVICES                            39,840
                                                                    -----------
 PETROLEUM AND COAL PRODUCTS--1.51%
       1,421          Amerada Hess Corp ...........................      71,192
       1,500          Ashland, Inc ................................      49,275
       1,100          Lubrizol Corp ...............................      35,695
       2,600          Lyondell Chemical Co ........................      33,228
       1,615          Murphy Oil Corp .............................      94,881
         700        * Premcor, Inc ................................      16,219
       1,600          Sunoco, Inc .................................      64,352
       2,372          Valero Energy Corp ..........................      90,776
                                                                    -----------
                      TOTAL PETROLEUM AND COAL PRODUCTS                 455,618
                                                                    -----------
 PRIMARY METAL INDUSTRIES--0.74%
       2,372          Engelhard Corp ..............................      65,633
       1,600          Nucor Corp ..................................      73,408
       1,100          Precision Castparts Corp ....................      38,610
       2,100          United States Steel Corp ....................      38,598
         653          Worthington Industries, Inc .................       8,202
                                                                    -----------
                      TOTAL PRIMARY METAL INDUSTRIES                    224,451
                                                                    -----------
 PRINTING AND PUBLISHING--1.46%
       1,495          Belo Corp (Class A) .........................      36,254
         300          Harte-Hanks, Inc ............................       5,532
       1,428          Knight Ridder, Inc ..........................      95,248
         900          Lee Enterprises, Inc ........................      34,803
         400          McClatchy Co (Class A) ......................      23,792
         300          Media General, Inc (Class A) ................      18,330
         303          Meredith Corp ...............................      13,990
       1,100          New York Times Co (Class A) .................      47,806
       2,100          R.R. Donnelley & Sons Co ....................      52,227
       1,600          Reader's Digest Association, Inc (Class A) ..      22,384
         541        * Scholastic Corp .............................      15,575
         876        * Valassis Communications, Inc ................      23,126
          74          Washington Post Co (Class B) ................      49,210
                                                                    -----------
                      TOTAL PRINTING AND PUBLISHING                     438,277
                                                                    -----------
 RAILROAD TRANSPORTATION--0.93%
       4,419          CSX Corp ....................................     129,256
       8,078          Norfolk Southern Corp .......................     149,443
                                                                    -----------
                      TOTAL RAILROAD TRANSPORTATION                     278,699
                                                                    -----------
 REAL ESTATE--0.27%
       1,804        * Catellus Development Corp ...................      44,108
         600          Forest City Enterprises, Inc (Class A) ......      26,250
         300          LNR Property Corp ...........................      12,285
                                                                    -----------
                      TOTAL REAL ESTATE                                  82,643
                                                                    -----------
 RUBBER AND MISCELLANEOUS PLASTICS PRODUCTS--0.20%
         800          Aptargroup, Inc .............................      29,352
         900          Reebok International Ltd ....................      30,087
                                                                    -----------
                      TOTAL RUBBER AND MISCELLANEOUS PLASTICS
                      PRODUCTS                                           59,439
                                                                    -----------
 SECURITY AND COMMODITY BROKERS--1.88%
       1,175          A.G. Edwards, Inc ...........................      45,132
       2,000          Bear Stearns Cos, Inc .......................     149,600
       3,400        * E*trade Group, Inc ..........................      31,484
       3,384          Franklin Resources, Inc .....................     149,607
       2,500        * Instinet Group, Inc .........................      11,923
       4,949          Janus Capital Group, Inc ....................      69,138
         714          Jefferies Group, Inc ........................      20,528
         900          LaBranche & Co, Inc .........................      13,140
         218          Legg Mason, Inc .............................      15,740
         100          Neuberger Berman, Inc .......................       4,187
         800          Raymond James Financial, Inc ................      29,080
         647          T Rowe Price Group, Inc .....................      26,695
                                                                    -----------
                      TOTAL SECURITY AND COMMODITY BROKERS              566,254
                                                                    -----------
 STONE, CLAY, AND GLASS PRODUCTS--0.63%
      13,347        * Corning, Inc ................................     125,729
         297          Florida Rock Industries, Inc ................      14,731
         700          Lafarge North America, Inc ..................      24,360
       2,300        * Owens-Illinois, Inc .........................      26,266
                                                                    -----------
                      TOTAL STONE, CLAY, AND GLASS PRODUCTS             191,086
                                                                    -----------
 TEXTILE MILL PRODUCTS--0.16%
         662        * Mohawk Industries, Inc ......................      47,214
                                                                    -----------
                      TOTAL TEXTILE MILL PRODUCTS                        47,214
                                                                    -----------
 TOBACCO PRODUCTS--0.70%
         808          Loews Corp (Carolina Group) .................      18,584
       1,800          R.J. Reynolds Tobacco Holdings, Inc .........      71,172
       3,440          UST, Inc ....................................     121,019
                                                                    -----------
                      TOTAL TOBACCO PRODUCTS                            210,775
                                                                    -----------
 TRANSPORTATION BY AIR--0.11%
       2,400        * Delta Air Lines, Inc ........................      31,920
                                                                    -----------
                      TOTAL TRANSPORTATION BY AIR                        31,920
                                                                    -----------
 TRANSPORTATION EQUIPMENT--2.34%
         500        * American Axle & Manufacturing Holdings, Inc .      14,790
       1,300          ArvinMeritor, Inc ...........................      23,153
       1,113          Autoliv, Inc ................................      33,579
       1,800          Brunswick Corp ..............................      46,224
       3,100          Dana Corp ...................................      47,833
       9,319          Delphi Corp .................................      84,337
       3,513          Genuine Parts Co ............................     112,346
       2,400          Goodrich Corp ...............................      58,176
         502        * Navistar International Corp .................      18,715
       2,300          Paccar, Inc .................................     171,787
       2,357          Textron, Inc ................................      92,984
                                                                    -----------
                      TOTAL TRANSPORTATION EQUIPMENT                    703,924
                                                                    -----------
 TRANSPORTATION SERVICES--0.19%
       2,681          Sabre Holdings Corp .........................      57,615
                                                                    -----------
                      TOTAL TRANSPORTATION SERVICES                      57,615
                                                                    -----------
 TRUCKING AND WAREHOUSING--0.22%
       1,000          CNF, Inc ....................................      32,050
         646        * Hunt (J.B.) Transport Services, Inc .........      16,809
         400        * Swift Transportation Co, Inc ................       9,076
         362          Werner Enterprises, Inc .....................       8,293
                                                                    -----------
                      TOTAL TRUCKING AND WAREHOUSING                     66,228
                                                                    -----------
 WHOLESALE TRADE-DURABLE GOODS--1.22%
       1,773        * Apogent Technologies, Inc ...................      36,985
       1,600        * Arrow Electronics, Inc ......................      29,424
       2,400        * Avnet, Inc ..................................      39,648
         600          BorgWarner, Inc .............................      40,710

                       SEE NOTES TO FINANCIAL STATEMENTS

122  TIAA-CREF Institutional Mutual Funds  2003 ANNUAL REPORT

       Statement of Investments - INSTITUTIONAL MID-CAP VALUE INDEX FUND -
                               September 30, 2003
--------------------------------------------------------------------------------

    SHARES                                                            VALUE
    ------                                                            -----
 WHOLESALE TRADE-DURABLE GOODS--(CONTINUED)
         588          Carlisle Cos, Inc ........................... $    25,649
       3,100          IKON Office Solutions, Inc ..................      22,661
       2,114        * Ingram Micro, Inc (Class A) .................      27,588
       1,000          Martin Marietta Materials, Inc ..............      36,450
       1,080        * Tech Data Corp ..............................      33,318
       1,600          W.W. Grainger, Inc ..........................      76,080
                                                                    -----------
                      TOTAL WHOLESALE TRADE-DURABLE GOODS               368,513
                                                                    -----------
 WHOLESALE TRADE-NONDURABLE GOODS--1.03%
       1,228          Airgas, Inc .................................      21,858
       1,144          AmerisourceBergen Corp ......................      61,833
         638          Brown-Forman Corp (Class B) .................      50,475
         300        * Henry Schein, Inc ...........................      17,010
       2,439          McKesson Corp ...............................      81,194
         300        * Performance Food Group Co ...................      12,213
       2,800          Supervalu, Inc ..............................      66,808
                                                                    -----------
                      TOTAL WHOLESALE TRADE-NONDURABLE GOODS            311,391
                                                                    -----------
                      TOTAL COMMON STOCK
                       (COST $26,438,040)                            29,880,483
                                                                    -----------
                      TOTAL PORTFOLIO--99.25%
                       (COST $26,438,040)                            29,880,483

                      OTHER ASSETS & LIABILITIES, NET--0.75%            224,961
                                                                    -----------
                      NET ASSETS--100.00%                           $30,105,444
                                                                    ===========

------------
*  Non-income producing
b  In bankruptcy

   At September 30, 2003, the aggregate cost of portfolio investments for federal income tax purposes was $26,442,117. Net unrealized appreciation of portfolio investments aggregated $3,438,366 of which $4,032,047 related to appreciated portfolio investments and $593,681 related to depreciated portfolio investments.

                        SEE NOTES TO FINANCIAL STATEMENTS

                    2003 ANNUAL REPORT  TIAA-CREF Institutional Mutual Funds 123

       Statement of Investments - INSTITUTIONAL MID-CAP BLEND INDEX FUND -
                               September 30, 2003
--------------------------------------------------------------------------------

                                Summary by Industry

                                                             VALUE          %
--------------------------------------------------------------------------------
COMMON STOCK:
Amusement and Recreation Services ......................  $  113,208       0.28
Apparel and Accessory Stores ...........................     513,276       1.29
Apparel and Other Textile Products .....................     193,774       0.49
Auto Repair, Services and Parking ......................      26,388       0.07
Automotive Dealers and Service Stations ................     251,904       0.63
Building Materials and Garden Supplies .................      34,020       0.09
Business Services ......................................   3,409,023       8.58
Chemicals and Allied Products ..........................   2,537,204       6.39
Coal Mining ............................................      21,416       0.05
Communications .........................................     903,514       2.27
Depository Institutions ................................   3,092,177       7.78
Eating and Drinking Places .............................     504,892       1.27
Educational Services ...................................     204,503       0.51
Electric, Gas, and Sanitary Services ...................   3,115,579       7.84
Electronic and Other Electric Equipment ................   2,467,310       6.21
Engineering and Management Services ....................     565,977       1.43
Fabricated Metal Products ..............................     304,170       0.77
Food and Kindred Products ..............................     725,098       1.83
Food Stores ............................................     514,138       1.29
Furniture and Fixtures .................................     514,024       1.29
Furniture and Homefurnishings Stores ...................     167,307       0.42
General Building Contractors ...........................     422,759       1.06
General Merchandise Stores .............................     867,279       2.18
Health Services ........................................     760,796       1.92
Holding and Other Investment Offices ...................   2,631,152       6.62
Hotels and Other Lodging Places ........................     445,433       1.12
Industrial Machinery and Equipment .....................   2,164,782       5.45
Instruments and Related Products .......................   1,558,511       3.92
Insurance Agents, Brokers and Service ..................     149,701       0.38
Insurance Carriers .....................................   2,306,397       5.81
Leather and Leather Products ...........................      89,238       0.23
Lumber and Wood Products ...............................     125,380       0.32
Metal Mining ...........................................     124,844       0.32
Miscellaneous Manufacturing Industries .................     199,310       0.50
Miscellaneous Retail ...................................     598,446       1.51
Motion Pictures ........................................      39,539       0.10
Nondepository Institutions .............................     396,140       1.00
Nonmetallic Minerals, Except Fuels .....................      59,865       0.15
Oil and Gas Extraction .................................   1,021,342       2.58
Paper and Allied Products ..............................     356,328       0.90
Personal Services ......................................     270,363       0.68
Petroleum and Coal Products ............................     342,000       0.86
Primary Metal Industries ...............................     180,754       0.46
Printing and Publishing ................................     560,797       1.41
Railroad Transportation ................................     216,000       0.54
Real Estate ............................................      84,911       0.21
Rubber and Miscellaneous Plastics Products .............     106,488       0.27
Security and Commodity Brokers .........................     863,626       2.17
Stone, Clay, and Glass Products ........................     253,134       0.64
Textile Mill Products ..................................      57,056       0.14
Tobacco Products .......................................     165,016       0.42
Transportation By Air ..................................      79,068       0.20
Transportation Equipment ...............................     668,800       1.68
Transportation Services ................................     137,675       0.35
Trucking and Warehousing ...............................      80,904       0.20
Wholesale Trade-Durable Goods ..........................     399,348       1.01
Wholesale Trade-Nondurable Goods .......................     430,311       1.08
                                                         -----------     ------
TOTAL COMMON STOCK (COST $33,089,417) ..................  39,392,395      99.17
                                                         -----------     ------

TOTAL PORTFOLIO (COST $33,089,417) .....................  39,392,395      99.17
OTHER ASSETS & LIABILITIES, NET ........................     330,197       0.83
                                                         -----------     ------
NET ASSETS ............................................. $39,722,592     100.00%
                                                         ===========     ======

      SHARES                                                          VALUE
      ------                                                          -----
COMMON STOCK--99.17%
 AMUSEMENT AND RECREATION SERVICES--0.28%
       1,700          Harrah's Entertainment, Inc ................. $    71,587
         500          International Speedway Corp (Class A) .......      21,945
         643          Station Casinos, Inc ........................      19,676
                                                                    -----------
                      TOTAL AMUSEMENT AND RECREATION SERVICES           113,208
                                                                    -----------
 APPAREL AND ACCESSORY STORES--1.29%
       1,500        * Abercrombie & Fitch Co (Class A) ............      41,565
       1,400        * Chico's FAS, Inc ............................      42,896
         600          Claire's Stores, Inc ........................      20,076
       2,200          Foot Locker, Inc ............................      35,640
       7,100          Limited Brands, Inc .........................     107,068
       1,500          Nordstrom, Inc ..............................      37,215
       1,200          Ross Stores, Inc ............................      55,632
         400          Talbots, Inc ................................      13,940
       8,200          TJX Cos, Inc ................................     159,244
                                                                    -----------
                      TOTAL APPAREL AND ACCESSORY STORES                513,276
                                                                    -----------
 APPAREL AND OTHER TEXTILE PRODUCTS--0.49%
         200        * Columbia Sportswear Co ......................      10,550
       1,900          Jones Apparel Group, Inc ....................      56,867
       1,700          Liz Claiborne, Inc ..........................      57,885
         667          Polo Ralph Lauren Corp ......................      17,889
       1,300          VF Corp .....................................      50,583
                                                                    -----------
                      TOTAL APPAREL AND OTHER TEXTILE PRODUCTS          193,774
                                                                    -----------
 AUTO REPAIR, SERVICES AND PARKING--0.07%
         900          Ryder System, Inc ...........................      26,388
                                                                    -----------
                      TOTAL AUTO REPAIR, SERVICES AND PARKING            26,388
                                                                    -----------
 AUTOMOTIVE DEALERS AND SERVICE STATIONS--0.63%
         423        * Advance Auto Parts ..........................   29,991
       2,800        * Autonation, Inc .............................   49,112
       1,100        * Autozone, Inc ...............................   98,483
       1,600        * Carmax, Inc .................................   52,256
         600        * O'Reilly Automotive, Inc ....................   22,062
                                                                    -----------
                      TOTAL AUTOMOTIVE DEALERS AND SERVICE
                      STATIONS                                          251,904
                                                                    -----------
 BUILDING MATERIALS AND GARDEN SUPPLIES--0.09%
         900          Fastenal Co .................................      34,020
                                                                    -----------
                      TOTAL BUILDING MATERIALS AND GARDEN
                      SUPPLIES                                           34,020
                                                                    -----------
 BUSINESS SERVICES--8.58%
       5,800        * 3Com Corp ...................................      34,220
       1,000        * Acxiom Corp .................................      15,760
       3,700          Adobe Systems, Inc ..........................     145,262
       1,800        * Affiliated Computer Services, Inc (Class A) .      87,642
         200        * Alliance Data Systems Corp ..................       5,280
       1,800          Autodesk, Inc ...............................      30,636
       5,900        * BEA Systems, Inc ............................      71,095
       1,800        * Bisys Group, Inc ............................      23,670
       3,700        * BMC Software, Inc ...........................      51,541
       4,100        * Brocade Communications Systems, Inc .........      21,402
       4,300        * Cadence Design Systems, Inc .................      57,620
       2,100        * Ceridian Corp ...............................      39,102
         900          Certegy, Inc ................................      28,899
       1,000        * Checkfree Corp ..............................      20,000
       1,300        * ChoicePoint, Inc ............................      43,550
       2,600        * Citrix Systems, Inc .........................      57,408
       1,000        * Cognizant Technology Solutions Corp .........      36,470
       2,800        * Computer Sciences Corp ......................     105,196
       6,100        * Compuware Corp ..............................      32,696
       2,400        * Convergys Corp ..............................      44,016
       1,200        * D&B Corp ....................................      49,848
         900          Deluxe Corp .................................      36,126
       1,700        * DoubleClick, Inc ............................      18,309
       1,300        * DST Systems, Inc ............................      48,880
       1,800        * Electronic Arts, Inc ........................     166,014


                       SEE NOTES TO FINANCIAL STATEMENTS

124  TIAA-CREF Institutional Mutual Funds  2003 ANNUAL REPORT

       Statement of Investments - INSTITUTIONAL MID-CAP BLEND INDEX FUND -
                               September 30, 2003
--------------------------------------------------------------------------------

      SHARES                                                          VALUE
      ------                                                          -----
 BUSINESS SERVICES--(CONTINUED)
       7,200          Electronic Data Systems Corp ................ $   145,440
       2,300          Equifax, Inc ................................      51,221
         296          Factset Research Systems, Inc ...............      13,128
         700          Fair Isaac Corp .............................      41,272
       2,900        * Fiserv, Inc .................................     105,067
         500        * Getty Images, Inc ...........................      17,580
         800          GTECH Holdings Corp .........................      34,280
       1,100          Henry (Jack) & Associates, Inc ..............      19,129
         573          Imation Corp ................................      18,708
       3,900          IMS Health, Inc .............................      82,290
         600        * Interactive Data Corp .......................       9,480
       6,200        * Interpublic Group Of Cos, Inc ...............      87,544
       2,900        * Intuit, Inc .................................     139,896
       1,000        * Iron Mountain, Inc ..........................      35,900
       5,300        * Juniper Networks, Inc .......................      79,076
       1,200        * Lamar Advertising Co ........................      35,208
       1,000        * Macromedia, Inc .............................      24,740
       1,200          Manpower, Inc ...............................      44,520
       1,200        * Mercury Interactive Corp ....................      54,492
       1,600        * Monster Worldwide, Inc ......................      40,288
         500          National Instruments Corp ...................      20,125
       1,400        * NCR Corp ....................................      44,366
         900        * NetScreen Technologies, Inc .................      20,007
       2,500        * Network Associates, Inc .....................      34,400
       5,900        * Novell, Inc .................................      31,447
       5,208        * Peoplesoft, Inc .............................      94,734
         444        * Pixar, Inc ..................................      29,553
       1,300        * RealNetworks, Inc ...........................       8,515
       2,000        * Red Hat, Inc ................................      20,200
       1,100        * Rent-A-Center, Inc ..........................      35,530
       1,000          Reynolds & Reynolds Co (Class A) ............      27,550
       2,300        * Robert Half International, Inc ..............      44,850
       6,600        * Siebel Systems, Inc .........................      64,152
       4,600        * SunGard Data Systems, Inc ...................     121,026
       2,400        * Symantec Corp ...............................     151,248
       2,200        * Synopsys, Inc ...............................      67,694
         600          Total System Services, Inc ..................      15,810
       4,900        * Unisys Corp .................................      66,297
       3,200        * VeriSign, Inc ...............................      43,104
       1,400          Viad Corp ...................................      33,432
       4,800        * WebMD Corp ..................................      42,816
       1,400        * Westwood One, Inc ...........................      42,266
                                                                    -----------
                      TOTAL BUSINESS SERVICES                         3,409,023
                                                                    -----------
 CHEMICALS AND ALLIED PRODUCTS--6.39%
         600          Alberto-Culver Co (Class B) .................      35,292
       2,100          Allergan, Inc ...............................     165,333
         247        * American Pharmaceutical Partners, Inc .......       7,743
       1,500        * Amylin Pharmaceuticals, Inc .................      42,360
       1,200        * Andrx Corp ..................................      22,212
       1,800          Avery Dennison Corp .........................      90,936
         700        * Barr Laboratories, Inc ......................      47,747
       2,400        * Biogen, Inc .................................      91,752
       1,000          Cabot Corp ..................................      28,510
         800        * Cephalon, Inc ...............................      36,736
         700        * Charles River Laboratories
                        International, Inc ........................      21,483
       1,400        * Chiron Corp .................................      72,366
         600          Church & Dwight Co, Inc .....................      20,994
       2,500          Clorox Co ...................................     114,675
         618        * Cytec Industries, Inc .......................      22,557
       1,500          Dial Corp ...................................      32,310
       1,200          Eastman Chemical Co .........................      40,200
       3,000          Ecolab, Inc .................................      75,750
         219        * Eon Labs, Inc ...............................       8,399
       1,600          Estee Lauder Cos (Class A) ..................      54,560
       2,100        * Human Genome Sciences, Inc ..................      28,686
       1,100          ICN Pharmaceuticals, Inc ....................      18,876
         800        * ICOS Corp ...................................      30,656
       2,000        * IDEC Pharmaceuticals Corp ...................      66,300
         500        * Idexx Laboratories, Inc .....................      21,245
         800        * ImClone Systems, Inc ........................      30,976
       1,100          International Flavors & Fragrances, Inc .....      36,388
         800        * Invitrogen Corp .............................      46,392
       2,200        * IVAX Corp ...................................      43,120
       3,900        * King Pharmaceuticals, Inc ...................      59,085
         400          Medicis Pharmaceutical Corp (Class A) .......      23,440
       4,000        * MedImmune, Inc ..............................     132,040
       4,500        * Millennium Pharmaceuticals, Inc .............      69,255
       2,900          Mylan Laboratories, Inc .....................     112,085
         400        * Neurocrine Biosciences, Inc .................      19,808
         542        * Pharmaceutical Resources, Inc ...............      36,975
       2,700          PPG Industries, Inc .........................     140,994
       2,600          Praxair, Inc ................................     161,070
       1,500        * Protein Design Labs, Inc ....................      20,790
       2,500          Rohm & Haas Co ..............................      83,625
       1,900          RPM International, Inc ......................      24,814
         300        * Scotts Co (Class A) .........................      16,410
       1,200        * Sepracor, Inc ...............................      33,048
       2,000          Sherwin-Williams Co .........................      58,820
       1,300        * SICOR, Inc ..................................      25,064
       1,100          Sigma-Aldrich Corp ..........................      57,134
         800          Valspar Corp ................................      37,320
       1,700        * Watson Pharmaceuticals, Inc .................      70,873
                                                                    -----------
                      TOTAL CHEMICALS AND ALLIED PRODUCTS             2,537,204
                                                                    -----------
 COAL MINING--0.05%
         300          Consol Energy, Inc ..........................       5,574
         505          Peabody Energy Corp .........................      15,842
                                                                    -----------
                      TOTAL COAL MINING                                  21,416
                                                                    -----------
 COMMUNICATIONS--2.27%
       3,100        * American Tower Corp (Class A) ...............      31,465
       6,100        * Avaya, Inc ..................................      66,490
       1,300        * Cablevision Systems Corp (Class A) ..........      23,530
       2,300          CenturyTel, Inc .............................      77,947
         500        * Cox Radio, Inc (Class A) ....................      10,935
       1,300        * Crown Castle International Corp .............      12,233
         600        * Entercom Communications Corp ................      26,892
         700        * Entravision Communications Corp (Class A) ...       6,650
       1,600        * Foundry Networks, Inc .......................      34,416
         400          Global Payments, Inc ........................      14,400
         461        * Hearst-Argyle Television, Inc ...............      11,156
         900        * IDT Corp ....................................      15,912
       8,400        * Level 3 Communications, Inc .................      45,528
      66,400        * Lucent Technologies, Inc ....................     143,424
       1,200        * Nextel Partners, Inc (Class A) ..............       9,420
         748        * NTL, Inc ....................................      35,246
         500        * PanAmSat Corp ...............................       7,240
      22,000        * Qwest Communications International, Inc .....      74,800
       1,200        * Radio One, Inc (Class D) ....................      17,232
      12,500        * Sprint Corp (PCS Group) .....................      71,625
         800          Telephone & Data Systems, Inc ...............      45,232
         200        * U.S. Cellular Corp ..........................       5,820
       1,300        * UnitedGlobalcom, Inc (Class A) ..............       7,943
       2,380        * Univision Communications, Inc (Class A) .....      75,993
         300        * West Corp ...................................       7,137
       1,600        * XM Satellite Radio Holdings, Inc ............      24,848
                                                                    -----------
                      TOTAL COMMUNICATIONS                              903,514
                                                                    -----------
 DEPOSITORY INSTITUTIONS--7.78%
       5,600          AmSouth Bancorp .............................     118,832
       1,100          Associated Banc-Corp ........................      41,580


                        SEE NOTES TO FINANCIAL STATEMENTS

                    2003 ANNUAL REPORT  TIAA-CREF Institutional Mutual Funds 125

       Statement of Investments - INSTITUTIONAL MID-CAP BLEND INDEX FUND -
                               September 30, 2003
--------------------------------------------------------------------------------

      SHARES                                                          VALUE
      ------                                                          -----
 DEPOSITORY INSTITUTIONS--(CONTINUED)
       1,200          Astoria Financial Corp ...................... $    37,080
       1,200          Bancorpsouth, Inc ...........................      26,280
         900          Bank Of Hawaii Corp .........................      30,222
       2,600          Banknorth Group, Inc ........................      73,372
         306        * BOK Financial Corp ..........................      11,527
         300          Capitol Federal Financial ...................       8,808
       3,600          Charter One Financial, Inc ..................     110,160
         600          City National Corp ..........................      30,576
       2,000          Colonial Bancgroup, Inc .....................      28,880
       2,800          Comerica, Inc ...............................     130,480
       1,000          Commerce Bancorp, Inc .......................      47,910
         900          Commerce Bancshares, Inc ....................      39,375
       2,000          Compass Bancshares, Inc .....................      69,160
       7,800        * Concord EFS, Inc ............................     106,626
         800          Cullen/Frost Bankers, Inc ...................      29,784
         300          Downey Financial Corp .......................      14,019
         532          First Bancorp (Puerto Rico) .................      16,359
         700          First Midwest Bancorp, Inc ..................      20,797
       2,000          First Tennessee National Corp ...............      84,920
       1,200          FirstMerit Corp .............................      29,688
         700          FNB Corp ....................................      24,150
       1,700          Fulton Financial Corp .......................      34,136
       1,900          Greenpoint Financial Corp ...................      56,734
       2,518          Hibernia Corp (Class A) .....................      51,015
       1,100          Hudson City Bancorp, Inc ....................      33,924
         700          Hudson United Bancorp .......................      24,619
       3,700          Huntington Bancshares, Inc ..................      73,223
         900          IndyMac Bancorp, Inc ........................      20,853
         400          International Bancshares Corp ...............      16,580
       3,600          Marshall & Ilsley Corp ......................     113,472
       1,300          Mercantile Bankshares Corp ..................      52,000
       3,300          National Commerce Financial Corp ............      82,104
       2,200          New York Community Bancorp, Inc .............      69,322
       2,500          North Fork Bancorp, Inc .....................      86,875
       3,100          Northern Trust Corp .........................     131,564
       1,008          Old National Bancorp ........................      22,529
         200          Park National Corp ..........................      22,380
         400          People's Bank ...............................      11,976
         700          Provident Financial Group, Inc ..............      19,572
       3,600          Regions Financial Corp ......................     123,300
       1,100          Roslyn Bancorp, Inc .........................      25,828
       1,400          Sky Financial Group, Inc ....................      31,514
       5,500          SouthTrust Corp .............................     161,645
       4,700          Sovereign Bancorp, Inc ......................      87,185
       4,900          Synovus Financial Corp ......................     122,451
       1,200          TCF Financial Corp ..........................      57,540
         833          Trustmark Corp ..............................      22,599
       3,200          Union Planters Corp .........................     101,248
         800          UnionBanCal Corp ............................      39,680
         559          United Bankshares, Inc ......................      16,742
       1,500          Valley National Bancorp .....................      41,760
       1,100          Washington Federal, Inc .....................      27,731
         700          Webster Financial Corp ......................      27,916
         500          Westamerica Bancorp .........................      22,225
         600          Whitney Holding Corp ........................      20,400
       1,000          Wilmington Trust Corp .......................      30,760
       1,400          Zions Bancorp ...............................      78,190
                                                                    -----------
                      TOTAL DEPOSITORY INSTITUTIONS                   3,092,177
                                                                    -----------
 EATING AND DRINKING PLACES--1.27%
         900          Applebee's International, Inc ...............      28,332
       1,100        * Aramark Corp (Class B) ......................      27,533
       1,500        * Brinker International, Inc ..................      50,040
         800          CBRL Group, Inc .............................      28,384
       2,700          Darden Restaurants, Inc .....................      51,300
         900        * Krispy Kreme Doughnuts, Inc .................      34,650
       1,000          Outback Steakhouse, Inc .....................      37,870
       1,000          Ruby Tuesday, Inc ...........................      24,110
         700        * The Cheesecake Factory, Inc .................      25,319
       1,800          Wendy's International, Inc ..................      58,140
       4,700        * Yum! Brands, Inc ............................     139,214
                                                                    -----------
                      TOTAL EATING AND DRINKING PLACES                  504,892
                                                                    -----------
 EDUCATIONAL SERVICES--0.51%
         200        * Apollo Group, Inc (University Of
                      Phoenix Online) .............................      13,316
       1,500        * Career Education Corp .......................      67,950
         700        * Corinthian Colleges, Inc ....................      40,012
         900        * DeVry, Inc ..................................      21,294
         513        * Education Management Corp ...................      29,585
         675        * ITT Educational Services, Inc ...............      32,346
                                                                    -----------
                      TOTAL EDUCATIONAL SERVICES                        204,503
                                                                    -----------
 ELECTRIC, GAS, AND SANITARY SERVICES--7.84%
       6,700        * AES Corp ....................................      49,714
       1,030          AGL Resources, Inc ..........................      29,015
       1,400          Allete, Inc .................................      38,332
       1,700          Alliant Energy Corp .........................      37,400
       2,800        * Allied Waste Industries, Inc ................      30,240
       2,600          Ameren Corp .................................     111,566
       5,700        * Calpine Corp ................................      27,873
       4,400          Centerpoint Energy, Inc .....................      40,348
       2,800          Cinergy Corp ................................     102,760
       4,500        * Citizens Communications Co ..................      50,445
       3,600          Consolidated Edison, Inc ....................     146,736
       2,600          Constellation Energy Group, Inc .............      93,028
       2,000          DPL, Inc ....................................      34,300
       2,700          DTE Energy Co ...............................      99,603
       1,200          Duquesne Light Holdings, Inc ................      18,528
       4,400        * Dynegy, Inc (Class A) .......................      15,840
       4,500        * Edison International ........................      85,950
       9,600          El Paso Corp ................................      70,080
       2,300          Energy East Corp ............................      51,589
       1,000          Equitable Resources, Inc ....................      41,100
       1,100          Great Plains Energy, Inc ....................      33,352
         600          Hawaiian Electric Industries, Inc ...........      26,118
       2,500          KeySpan Corp ................................      87,700
       1,500          Kinder Morgan, Inc ..........................      81,015
       1,200          MDU Resources Group, Inc ....................      40,536
       1,000          National Fuel Gas Co ........................      22,850
         700          Nicor, Inc ..................................      24,598
       4,200          NiSource, Inc ...............................      83,916
       2,000          Northeast Utilities .........................      35,840
         800          NSTAR .......................................      38,000
       1,400          OGE Energy Corp .............................      31,626
       1,400          Oneok, Inc ..................................      28,238
         600          Peoples Energy Corp .........................      24,828
       2,500          Pepco Holdings, Inc .........................      43,200
       6,600        * PG&E Corp ...................................     157,740
       1,100          Philadelphia Suburban Corp ..................      26,488
         500          Piedmont Natural Gas Co, Inc ................      19,500
       1,300          Pinnacle West Capital Corp ..................      46,150
       2,800          PPL Corp ....................................     114,660
       3,600          Public Service Enterprise Group, Inc ........     151,200
       1,500          Puget Energy, Inc ...........................      33,645
       1,300          Questar Corp ................................      40,053
       4,300        * Reliant Resources, Inc ......................      22,016
       2,400          Republic Services, Inc ......................      54,336
       1,800          SCANA Corp ..................................      61,650
       2,900          Sempra Energy ...............................      85,144
         500        * Stericycle, Inc .............................      23,585
       2,800          TECO Energy, Inc ............................      38,696

                       SEE NOTES TO FINANCIAL STATEMENTS

126  TIAA-CREF Institutional Mutual Funds  2003 ANNUAL REPORT

       Statement of Investments - INSTITUTIONAL MID-CAP BLEND INDEX FUND -
                               September 30, 2003
--------------------------------------------------------------------------------

      SHARES                                                          VALUE
      ------                                                          -----
 ELECTRIC, GAS, AND SANITARY SERVICES--(CONTINUED)
         200          Texas Genco Holdings, Inc ................... $     4,760
       5,200          TXU Corp ....................................     122,512
         748          UGI Corp ....................................      21,640
       1,200          Vectren Corp ................................      28,344
         324          Western Gas Resources, Inc ..................      12,312
         800          WGL Holdings, Inc ...........................      22,064
       8,300          Williams Cos, Inc ...........................      78,186
       1,800          Wisconsin Energy Corp .......................      55,026
         500          WPS Resources Corp ..........................      20,600
       6,400          Xcel Energy, Inc ............................      99,008
                                                                    -----------
                      TOTAL ELECTRIC, GAS, AND SANITARY SERVICES      3,115,579
                                                                    -----------
 ELECTRONIC AND OTHER ELECTRIC EQUIPMENT--6.21%
      12,800        * ADC Telecommunications, Inc .................      29,824
         310          Adtran, Inc .................................      18,966
       1,400        * Advanced Fibre Communications, Inc ..........      29,358
       5,500        * Advanced Micro Devices, Inc .................      61,105
      26,200        * Agere Systems, Inc (Class B) ................      75,718
       6,100        * Altera Corp .................................     115,290
       2,700          American Power Conversion Corp ..............      46,278
         526          Ametek, Inc .................................      22,544
       1,400        * Amkor Technology, Inc .......................      19,894
         300        * Amphenol Corp (Class A) .....................      15,615
       4,800        * Applied Micro Circuits Corp .................      23,376
       6,600        * Atmel Corp ..................................      26,466
         800          AVX Corp ....................................      10,952
       3,500        * Broadcom Corp (Class A) .....................      93,170
       7,500        * CIENA Corp ..................................      44,325
       2,500        * Comverse Technology, Inc ....................      37,400
       1,200        * Cree, Inc ...................................      22,224
       2,000        * Cypress Semiconductor Corp ..................      35,360
       1,300        * Energizer Holdings, Inc .....................      47,801
       1,500        * Fairchild Semiconductor International, Inc ..      24,870
       3,300        * Gemstar-TV Guide International, Inc .........      15,609
         400          Harman International Industries, Inc ........      39,340
       1,100          Harris Corp .................................      39,369
         800          Hubbell, Inc (Class B) ......................      29,192
       1,000        * Integrated Circuit Systems, Inc .............      30,040
       1,600        * Integrated Device Technology, Inc ...........      19,872
         900        * Interdigital Communications Corp ............      13,500
       1,000        * International Rectifier Corp ................      37,440
       2,200          Intersil Corp (Class A) .....................      52,360
       2,500        * Jabil Circuit, Inc ..........................      65,125
      21,700        * JDS Uniphase Corp ...........................      78,120
       1,200        * L-3 Communications Holdings, Inc ............      51,900
       5,700        * LSI Logic Corp ..............................      51,243
       1,300          Maytag Corp .................................      32,461
       1,600        * McData Corp (Class A) .......................      19,152
         300        * MEMC Electronic Materials, Inc ..............       3,273
       3,200          Microchip Technology, Inc ...................      76,608
       8,800        * Micron Technology, Inc ......................     118,096
       2,100          Molex, Inc ..................................      60,039
       2,900        * National Semiconductor Corp .................      93,641
       2,400        * Novellus Systems, Inc .......................      81,000
       2,400        * Nvidia Corp .................................      38,186
       2,700        * PMC-Sierra, Inc .............................      35,616
       1,600        * Polycom, Inc ................................      26,576
       1,500        * QLogic Corp .................................      70,515
       1,300        * Rambus, Inc .................................      21,814
       2,800          Rockwell Collins, Inc .......................      70,700
       8,200        * Sanmina-SCI Corp ............................      79,540
       2,200          Scientific-Atlanta, Inc .....................      68,530
         529        * Silicon Laboratories, Inc ...................      23,779
      14,200        * Sirius Satellite Radio, Inc .................      25,986
       6,600        * Tellabs, Inc ................................      44,814
       1,100        * Utstarcom, Inc ..............................      34,991
       2,500        * Vishay Intertechnology, Inc .................      43,800
       1,100          Whirlpool Corp ..............................      74,547
                                                                    -----------
                      TOTAL ELECTRONIC AND OTHER ELECTRIC
                      EQUIPMENT                                       2,467,310
                                                                    -----------
 ENGINEERING AND MANAGEMENT SERVICES--1.43%
         900        * Affymetrix, Inc .............................      18,891
       2,500        * BearingPoint, Inc ...........................      19,950
       1,300        * Celgene Corp ................................      56,329
         613        * Corporate Executive Board Co ................      28,780
       1,300          Fluor Corp ..................................      48,529
         235        * Hewitt Associates, Inc ......................       5,722
         800        * Jacobs Engineering Group, Inc ...............      36,080
       4,200          Monsanto Co .................................     100,548
       2,000          Moody's Corp ................................     109,940
         800        * Pharmaceutical Product Development, Inc .....      19,192
       1,200        * Quest Diagnostics, Inc ......................      72,768
       4,800          Servicemaster Co ............................      49,248
                                                                    -----------
                      TOTAL ENGINEERING AND MANAGEMENT SERVICES         565,977
                                                                    -----------
 FABRICATED METAL PRODUCTS--0.77%
         600        * Alliant Techsystems, Inc ....................      28,830
         900          Ball Corp ...................................      48,600
         800          Crane Co ....................................      18,728
       2,300          Fortune Brands, Inc .........................     130,525
         600          Harsco Corp .................................      23,082
         900          Snap-On, Inc ................................      24,885
       1,000          Stanley Works ...............................      29,520
                                                                    -----------
                      TOTAL FABRICATED METAL PRODUCTS                   304,170
                                                                    -----------
 FOOD AND KINDRED PRODUCTS--1.83%
       8,300          Archer Daniels Midland Co ...................     108,813
       3,600          Coca-Cola Enterprises, Inc ..................      68,616
       1,400        * Constellation Brands, Inc (Class A) .........      42,686
         400          Coors (Adolph) Co (Class B) .................      21,504
       2,100        * Dean Foods Co ...............................      65,163
       2,900        * Del Monte Foods Co ..........................      25,259
       1,400          Hershey Foods Corp ..........................     101,752
       1,200          Hormel Foods Corp ...........................      27,576
         819          J.M. Smucker Co .............................      34,529
         400          Lancaster Colony Corp .......................      15,908
       2,200          McCormick & Co, Inc (Non-Vote) ..............      60,324
       2,700          Pepsi Bottling Group, Inc ...................      55,566
         900          PepsiAmericas Inc ...........................      13,041
       1,300        * Smithfield Foods, Inc .......................      24,960
         412          Tootsie Roll Industries, Inc ................      12,772
       3,300          Tyson Foods, Inc (Class A) ..................      46,629
                                                                    -----------
                      TOTAL FOOD AND KINDRED PRODUCTS                   725,098
                                                                    -----------
 FOOD STORES--1.29%
       5,500          Albertson's, Inc ............................     113,135
       7,100        * Safeway, Inc ................................     162,874
       6,300        * Starbucks Corp ..............................     181,440
         800        * Whole Foods Market, Inc .....................      44,144
       1,300          Winn-Dixie Stores, Inc ......................      12,545
                                                                    -----------
                      TOTAL FOOD STORES                                 514,138
                                                                    -----------
 FURNITURE AND FIXTURES--1.29%
         500          Ethan Allen Interiors, Inc ..................      18,000
         700        * Furniture Brands International, Inc .........      16,870
       1,100          Herman Miller, Inc ..........................      25,047
         800          Hillenbrand Industries, Inc .................      45,136
         900          HON Industries, Inc .........................      33,264
       1,400          Johnson Controls, Inc .......................     132,440
         900          La-Z-Boy, Inc ...............................      19,980
       1,000        * Lear Corp ...................................      52,640
       3,100          Leggett & Platt, Inc ........................      67,053
       4,400          Newell Rubbermaid, Inc ......................      95,348

                        SEE NOTES TO FINANCIAL STATEMENTS

                    2003 ANNUAL REPORT  TIAA-CREF Institutional Mutual Funds 127

       Statement of Investments - INSTITUTIONAL MID-CAP BLEND INDEX FUND -
                               September 30, 2003
--------------------------------------------------------------------------------

      SHARES                                                          VALUE
      ------                                                          -----
 FURNITURE AND FIXTURES--(CONTINUED)
         700          Steelcase, Inc (Class A) .................... $     8,246
                                                                    -----------
                      TOTAL FURNITURE AND FIXTURES                      514,024
                                                                    -----------
 FURNITURE AND HOMEFURNISHINGS STORES--0.42%
       3,000          Circuit City Stores, Inc (Circuit
                        City Group) ...............................      28,590
       1,400          Pier 1 Imports, Inc .........................      26,936
       2,700          RadioShack Corp .............................      76,707
       1,300        * Williams-Sonoma, Inc ........................      35,074
                                                                    -----------
                      TOTAL FURNITURE AND HOMEFURNISHINGS STORES        167,307
                                                                    -----------
 GENERAL BUILDING CONTRACTORS--1.06%
       1,000          Centex Corp .................................      77,880
       1,900          D.R. Horton, Inc ............................      62,130
         252        * Hovnanian Enterprises, Inc (Class A) ........      16,221
         600          KB Home .....................................      35,796
          80          Lennar Corp .................................       5,998
         725          Lennar Corp (Class A) .......................      56,398
         310          MDC Holdings, Inc ...........................      16,740
         100        * NVR, Inc ....................................      46,650
         800          Pulte Homes, Inc ............................      54,408
         400          Ryland Group, Inc ...........................      29,244
         700        * Toll Brothers, Inc ..........................      21,294
                                                                    -----------
                      TOTAL GENERAL BUILDING CONTRACTORS                422,759
                                                                    -----------
 GENERAL MERCHANDISE STORES--2.18%
         600        * 99 Cents Only Stores ........................      19,404
       1,800        * Big Lots, Inc ...............................      28,458
       4,600          Dollar General Corp .........................      92,000
       1,800        * Dollar Tree Stores, Inc .....................      60,300
       2,400          Family Dollar Stores, Inc ...................      95,736
       3,000          Federated Department Stores, Inc ............     125,700
       4,300          J.C. Penney Co, Inc .........................      91,891
       4,600          May Department Stores Co ....................     113,298
         600        * Neiman Marcus Group, Inc (Class A) ..........      25,020
       2,000        * Saks, Inc ...................................      23,060
       4,400          Sears Roebuck & Co ..........................     192,412
                                                                    -----------
                      TOTAL GENERAL MERCHANDISE STORES                  867,279
                                                                    -----------
 HEALTH SERVICES--1.92%
         900        * Apria Healthcare Group, Inc .................      24,642
       4,200        * Caremark Rx, Inc ............................      94,920
         800        * Community Health Systems, Inc ...............      17,360
         700        * Coventry Health Care, Inc ...................      36,918
         900        * DaVita, Inc .................................      28,647
       1,000        * Express Scripts, Inc ........................      61,150
       1,400        * First Health Group Corp .....................      36,610
       3,800          Health Management Associates, Inc (Class A) .      82,878
       2,400        * Laboratory Corp Of America Holdings .........      68,880
       1,500        * Lincare Holdings, Inc .......................      54,975
       1,400          Manor Care, Inc .............................      42,000
         800        * Renal Care Group, Inc .......................      27,320
       7,500        * Tenet Healthcare Corp .......................     108,600
       1,200        * Triad Hospitals, Inc ........................      36,336
         800        * Universal Health Services, Inc (Class B) ....      39,560
                                                                    -----------
                      TOTAL HEALTH SERVICES                             760,796
                                                                    -----------
 HOLDING AND OTHER INVESTMENT OFFICES--6.62%
       1,800          Allied Capital Corp .........................      44,262
       1,200          AMB Property Corp ...........................      36,972
       1,500          Annaly Mortgage Management, Inc .............      24,630
       1,500          Apartment Investment & Management Co
                        (Class A) .................................      59,040
       2,900          Archstone-Smith Trust .......................      76,502
         900          Arden Realty, Inc ...........................      25,128
       1,000          AvalonBay Communities, Inc ..................      46,800
       1,100          Boston Properties, Inc ......................      47,817
         700          BRE Properties, Inc (Class A) ...............      23,086
         500          Camden Property Trust .......................      19,215
         800          CarrAmerica Realty Corp .....................      23,880
         300          CBL & Associates Properties, Inc ............      14,970
         400          Centerpoint Properties Trust ................      27,244
         576          Chelsea Property Group, Inc .................      27,590
         500          Cousins Properties, Inc .....................      13,875
       1,300          Crescent Real Estate Equities Co ............      18,850
          19          Cross Timbers Royalty Trust .................         399
       1,200          Developers Diversified Realty Corp ..........      35,844
       2,134          Duke Realty Corp ............................      62,313
       4,400          Equity Residential ..........................     128,832
         700          Federal Realty Investment Trust .............      25,802
       1,000          Friedman Billings Ramsey Group, Inc .........      17,250
       1,100          General Growth Properties, Inc ..............      78,870
       1,000          Health Care Property Investors, Inc .........      46,700
         749          Healthcare Realty Trust, Inc ................      23,953
         900          Hospitality Properties Trust ................      31,572
       4,400        * Host Marriott Corp ..........................      47,212
       2,300          HRPT Properties Trust .......................      21,022
         800          Independence Community Bank Corp ............      27,944
       9,620          iShares Russell Midcap Index Fund ...........     569,889
       1,600          iStar Financial, Inc ........................      62,320
       1,500          Kimco Realty Corp ...........................      61,455
       1,200          Liberty Property Trust ......................      44,376
         800          Macerich Co .................................      30,200
         948          Mack-Cali Realty Corp .......................      37,162
         500          Mills Corp ..................................      19,675
       1,500          New Plan Excel Realty Trust .................      34,950
         646          Pan Pacific Retail Properties, Inc ..........      27,778
       2,900          Plum Creek Timber Co, Inc ...................      73,776
       2,100          Popular, Inc ................................      83,580
       2,600          Prologis ....................................      78,650
       1,600          Public Storage, Inc .........................      62,768
         500          Realty Income Corp ..........................      19,825
         400          Regency Centers Corp ........................      14,740
       1,200          Rouse Co ....................................      50,040
         643          Shurgard Storage Centers, Inc (Class A) .....      22,698
       2,100          Simon Property Group, Inc ...................      91,518
       1,000          Thornburg Mortgage, Inc .....................      25,330
       1,300          Trizec Properties, Inc ......................      15,938
       1,800          United Dominion Realty Trust, Inc ...........      32,958
       1,300          Vornado Realty Trust ........................      62,452
         700          Weingarten Realty Investors .................      31,500
                                                                    -----------
                      TOTAL HOLDING AND OTHER INVESTMENT OFFICES      2,631,152
                                                                    -----------
 HOTELS AND OTHER LODGING PLACES--1.12%
       5,400          Hilton Hotels Corp ..........................      87,588
         700          Mandalay Resort Group .......................      27,727
       3,200          Marriott International, Inc (Class A) .......     137,696
       1,100        * MGM Mirage ..................................      40,205
       4,500        * Park Place Entertainment Corp ...............      40,545
       3,000          Starwood Hotels & Resorts Worldwide, Inc ....     104,400
         400        * Wynn Resorts Ltd ............................       7,272
                                                                    -----------
                      TOTAL HOTELS AND OTHER LODGING PLACES             445,433
                                                                    -----------
 INDUSTRIAL MACHINERY AND EQUIPMENT--5.45%
       1,100        * AGCO Corp ...................................      18,854
       1,000        * American Standard Cos, Inc ..................      84,250
       5,900        * Apple Computer, Inc .........................     121,717
         671        * Avocent Corp ................................      20,325
       1,200          Black & Decker Corp .........................      48,660
         800        * Cooper Cameron Corp .........................      36,968
         600          Cummins, Inc ................................      26,658
       1,100          Diebold, Inc ................................      55,715
         600          Donaldson Co, Inc ...........................      32,340
       3,200          Dover Corp ..................................     113,184
       1,200          Eaton Corp ..................................     106,344

                       SEE NOTES TO FINANCIAL STATEMENTS

128  TIAA-CREF Institutional Mutual Funds  2003 ANNUAL REPORT

       Statement of Investments - INSTITUTIONAL MID-CAP BLEND INDEX FUND -
                               September 30, 2003
--------------------------------------------------------------------------------

      SHARES                                                          VALUE
      ------                                                          -----
 INDUSTRIAL MACHINERY AND EQUIPMENT--(CONTINUED)
       1,300        * Emulex Corp ................................. $    33,111
         900        * FMC Technologies, Inc .......................      19,278
         700          Graco, Inc ..................................      26,285
       1,600        * Grant Prideco, Inc ..........................      16,304
       5,500          International Game Technology ...............     154,825
       1,500          ITT Industries, Inc .........................      89,760
       2,000        * Lam Research Corp ...........................      44,300
       1,900        * Lexmark International, Inc ..................     119,719
       3,100        * Maxtor Corp .................................      37,727
       1,300        * National-Oilwell, Inc .......................      23,582
       4,800        * Network Appliance, Inc ......................      98,544
       1,800          Pall Corp ...................................      40,392
       1,900          Parker Hannifin Corp ........................      84,930
         800          Pentair, Inc ................................      31,896
       3,800          Pitney Bowes, Inc ...........................     145,616
       1,010        * Sandisk Corp ................................      64,377
       1,400        * Smith International, Inc ....................      50,372
      12,600        * Solectron Corp ..............................      73,710
       1,200        * SPX Corp ....................................      54,336
       1,700        * Storage Technology Corp .....................      41,038
       3,700          Symbol Technologies, Inc ....................      44,215
         800          Timken Co ...................................      12,192
       3,200        * Western Digital Corp ........................      41,248
      11,800        * Xerox Corp ..................................     121,068
         600        * Zebra Technologies Corp (Class A) ...........      30,942
                                                                    -----------
                      TOTAL INDUSTRIAL MACHINERY AND EQUIPMENT        2,164,782
                                                                    -----------
 INSTRUMENTS AND RELATED PRODUCTS--3.92%
       7,600        * Agilent Technologies, Inc ...................     168,036
       3,300          Applera Corp (Applied Biosystems Group) .....      73,623
         800          Bard (C.R.), Inc ............................      56,800
         800          Bausch & Lomb, Inc ..........................      35,320
       1,000          Beckman Coulter, Inc ........................      45,540
       4,100          Biomet, Inc .................................     137,801
         310        * Bio-Rad Laboratories, Inc (Class A) .........      15,810
       1,200          Dentsply International, Inc .................      53,808
       4,600          Eastman Kodak Co ............................      96,324
       1,000        * Edwards Lifesciences Corp ...................      27,080
         600        * Fisher Scientific International, Inc ........      23,814
       3,000        * KLA-Tencor Corp .............................     154,200
         600        * Mettler-Toledo International, Inc ...........      21,570
         700        * Millipore Corp ..............................      32,242
       1,800          PerkinElmer, Inc ............................      27,558
         500        * Resmed, Inc .................................      21,990
         500        * Respironics, Inc ............................      20,890
       2,600          Rockwell Automation, Inc ....................      68,250
       1,100        * Steris Corp .................................      25,322
       1,200          Tektronix, Inc ..............................      29,700
         500          Teleflex, Inc ...............................      21,715
       3,000        * Teradyne, Inc ...............................      55,800
       2,600        * Thermo Electron Corp ........................      56,420
       1,100        * Varian Medical Systems, Inc .................      63,228
       2,000        * Waters Corp .................................      54,860
       3,100        * Zimmer Holdings, Inc ........................     170,810
                                                                    -----------
                      TOTAL INSTRUMENTS AND RELATED PRODUCTS          1,558,511
                                                                    -----------
 INSURANCE AGENTS, BROKERS AND SERVICE--0.38%
       4,100          AON Corp ....................................      85,485
         800          Brown & Brown, Inc ..........................      24,624
       1,400          Gallagher (Arthur J.) & Co ..................      39,592
                                                                    -----------
                      TOTAL INSURANCE AGENTS, BROKERS
                      AND SERVICE                                       149,701
                                                                    -----------
 INSURANCE CARRIERS--5.81%
       1,100        * AdvancePCS ..................................      50,127
       2,300          Aetna, Inc ..................................     140,369
          65        * Alleghany Corp ..............................      12,691
       1,300          Ambac Financial Group, Inc ..................      83,200
         500          American Financial Group, Inc ...............      10,875
         200          American National Insurance Co ..............      17,010
       1,050          Berkley (W.R.) Corp .........................      35,973
       2,300          Cigna Corp ..................................     102,695
       2,200          Cincinnati Financial Corp ...................      87,912
         400        * CNA Financial Corp ..........................       8,408
         400          Erie Indemnity Co (Class A) .................      15,560
       2,000          Fidelity National Financial, Inc ............      60,120
       1,000          First American Corp .........................      24,900
       1,000          HCC Insurance Holdings, Inc .................      29,080
       1,600        * Health Net, Inc .............................      50,672
       2,600        * Humana, Inc .................................      46,930
       2,300          Jefferson-Pilot Corp ........................     102,074
       4,600          John Hancock Financial Services, Inc ........     155,480
         600          Leucadia National Corp ......................      22,710
       2,800          Lincoln National Corp .......................      99,064
       2,100          Loews Corp ..................................      84,777
         140        * Markel Corp .................................      37,380
       2,300          MBIA, Inc ...................................     126,431
         400          Mercury General Corp ........................      17,912
       1,200          MGIC Investment Corp ........................      62,484
         700        * Mid Atlantic Medical Services, Inc ..........      36,001
         700          MONY Group, Inc .............................      22,785
         932          Nationwide Financial Services, Inc
                        (Class A) .................................      29,209
         141          Odyssey Re Holdings Corp ....................       2,902
       1,900          Old Republic International Corp .............      62,871
       1,300        * Oxford Health Plans, Inc ....................      53,703
         600        * Pacificare Health Systems, Inc ..............      29,280
       1,400          PMI Group, Inc ..............................      47,250
       1,000          Protective Life Corp ........................      29,850
       1,500          Radian Group, Inc ...........................      66,600
         300          Reinsurance Group Of America, Inc ...........      12,225
       2,100          Safeco Corp .................................      74,046
       3,400          St. Paul Cos, Inc ...........................     125,902
         500          Stancorp Financial Group, Inc ...............      28,725
       1,800          Torchmark Corp ..............................      73,152
         300          Transatlantic Holdings, Inc .................      21,336
         700          Unitrin, Inc ................................      21,322
       4,600          UnumProvident Corp ..........................      67,942
         332        * WellChoice, Inc .............................      10,003
          19          Wesco Financial Corp ........................       6,459
                                                                    -----------
                      TOTAL INSURANCE CARRIERS                        2,306,397
                                                                    -----------
 LEATHER AND LEATHER PRODUCTS--0.23%
       1,400        * Coach, Inc ..................................      76,440
         300        * Timberland Co (Class A) .....................      12,798
                                                                    -----------
                      TOTAL LEATHER AND LEATHER PRODUCTS                 89,238
                                                                    -----------
 LUMBER AND WOOD PRODUCTS--0.32%
       4,000          Georgia-Pacific Corp ........................      96,960
         700          Rayonier, Inc ...............................      28,420
                                                                    -----------
                      TOTAL LUMBER AND WOOD PRODUCTS                    125,380
                                                                    -----------
 METAL MINING--0.32%
       1,800          Freeport-McMoRan Copper & Gold, Inc
                        (Class A) .................................      59,580
       1,300        * Phelps Dodge Corp ...........................      60,840
         200          Southern Peru Copper Corp ...................       4,424
                                                                    -----------
                      TOTAL METAL MINING                                124,844
                                                                    -----------
 MISCELLANEOUS MANUFACTURING INDUSTRIES--0.50%
         500          Blyth, Inc ..................................      13,490
       2,200          Hasbro, Inc .................................      41,096
         266        * Leapfrog Enterprises, Inc ...................      10,108
       7,100          Mattel, Inc .................................     134,616
                                                                    -----------
                      TOTAL MISCELLANEOUS MANUFACTURING
                      INDUSTRIES                                        199,310
                                                                    -----------

                        SEE NOTES TO FINANCIAL STATEMENTS

                    2003 ANNUAL REPORT  TIAA-CREF Institutional Mutual Funds 129

       Statement of Investments - INSTITUTIONAL MID-CAP BLEND INDEX FUND -
                               September 30, 2003
--------------------------------------------------------------------------------

      SHARES                                                          VALUE
      ------                                                          -----
 MISCELLANEOUS RETAIL--1.51%
         700        * Barnes & Noble, Inc ......................... $    17,787
       1,200        * Borders Group, Inc ..........................      22,704
         500        * Marvel Enterprises, Inc .....................      11,125
       1,100          Michaels Stores, Inc ........................      44,836
         300          MSC Industrial Direct Co (Class A) ..........       6,255
       4,900        * Office Depot, Inc ...........................      68,845
       1,400          Omnicare, Inc ...............................      50,484
       2,300          Petsmart, Inc ...............................      52,210
       6,900        * Rite Aid Corp ...............................      35,604
       7,600        * Staples, Inc ................................     180,500
       1,800          Tiffany & Co ................................      67,194
       3,400        * Toys "R" Us, Inc ............................      40,902
                                                                    -----------
                      TOTAL MISCELLANEOUS RETAIL                        598,446
                                                                    -----------
 MOTION PICTURES--0.10%
         636          Blockbuster, Inc (Class A) ..................      13,356
       1,200        * Metro-Goldwyn-Mayer, Inc ....................      18,408
         418          Regal Entertainment Group (Class A) .........       7,775
                                                                    -----------
                      TOTAL MOTION PICTURES                              39,539
                                                                    -----------
 NONDEPOSITORY INSTITUTIONS--1.00%
         900          American Capital Strategies Ltd .............      22,374
       2,300        * AmeriCredit Corp ............................      23,690
       3,200          CIT Group, Inc ..............................      92,032
       2,000          Countrywide Financial Corp ..................     156,560
         900          Doral Financial Corp ........................      42,300
       4,200        * Providian Financial Corp ....................      49,518
          81          Student Loan Corp ...........................       9,666
                                                                    -----------
                      TOTAL NONDEPOSITORY INSTITUTIONS                  396,140
                                                                    -----------
 NONMETALLIC MINERALS, EXCEPT FUELS--0.15%
       1,500          Vulcan Materials Co .........................      59,865
                                                                    -----------
                      TOTAL NONMETALLIC MINERALS, EXCEPT FUELS           59,865
                                                                    -----------
 OIL AND GAS EXTRACTION--2.58%
       2,400        * BJ Services Co ..............................      82,008
       2,900          Chesapeake Energy Corp ......................      31,262
         800          Diamond Offshore Drilling, Inc ..............      15,280
       2,400          ENSCO International, Inc ....................      64,368
       1,800          EOG Resources, Inc ..........................      75,132
         800          Helmerich & Payne, Inc ......................      20,912
       1,600          Kerr-McGee Corp .............................      71,424
       2,000        * Key Energy Services, Inc ....................      19,300
       5,000          Marathon Oil Corp ...........................     142,500
         700        * Newfield Exploration Co .....................      26,999
         900          Noble Energy, Inc ...........................      34,470
       1,337        * Patterson-UTI Energy, Inc ...................      36,193
       1,900        * Pioneer Natural Resources Co ................      48,374
       1,000          Pogo Producing Co ...........................      45,280
       1,700        * Pride International, Inc ....................      28,815
       1,400        * Rowan Cos, Inc ..............................      34,412
         900          Tidewater, Inc ..............................      25,470
       4,030          Unocal Corp .................................     127,026
       1,400        * Varco International, Inc ....................      23,674
         500        * Westport Resources Corp .....................      11,770
       2,700          XTO Energy, Inc .............................      56,673
                                                                    -----------
                      TOTAL OIL AND GAS EXTRACTION                    1,021,342
                                                                    -----------
 PAPER AND ALLIED PRODUCTS--0.90%
         700          Bemis Co ....................................      31,010
         600          Boise Cascade Corp ..........................      16,560
         800          Bowater, Inc ................................      33,648
       3,200          MeadWestvaco Corp ...........................      81,600
         900        * Packaging Corp Of America ...................      17,478
       2,500        * Pactiv Corp .................................      50,700
       3,900        * Smurfit-Stone Container Corp ................      58,422
       1,500          Sonoco Products Co ..........................      32,925
         700          Temple-Inland, Inc ..........................      33,985
                                                                    -----------
                      TOTAL PAPER AND ALLIED PRODUCTS                   356,328
                                                                    -----------
 PERSONAL SERVICES--0.68%
       1,900          Cintas Corp .................................      69,996
       2,900          H & R Block, Inc ............................     125,135
         700          Regis Corp ..................................      22,470
       4,800        * Service Corp International ..................      21,936
         741        * Weight Watchers International, Inc ..........      30,826
                                                                    -----------
                      TOTAL PERSONAL SERVICES                           270,363
                                                                    -----------
 PETROLEUM AND COAL PRODUCTS--0.86%
       1,100          Amerada Hess Corp ...........................      55,110
       1,100          Ashland, Inc ................................      36,135
         800          Lubrizol Corp ...............................      25,960
       2,000          Lyondell Chemical Co ........................      25,560
       1,200          Murphy Oil Corp .............................      70,500
         500        * Premcor, Inc ................................      11,585
       1,200          Sunoco, Inc .................................      48,264
       1,800          Valero Energy Corp ..........................      68,886
                                                                    -----------
                      TOTAL PETROLEUM AND COAL PRODUCTS                 342,000
                                                                    -----------
 PRIMARY METAL INDUSTRIES--0.46%
       1,800          Engelhard Corp ..............................      49,806
       1,300          Nucor Corp ..................................      59,644
         800          Precision Castparts Corp ....................      28,080
       1,600          United States Steel Corp ....................      29,408
       1,100          Worthington Industries, Inc .................      13,816
                                                                    -----------
                      TOTAL PRIMARY METAL INDUSTRIES                    180,754
                                                                    -----------
 PRINTING AND PUBLISHING--1.41%
       1,500          Belo Corp (Class A) .........................      36,375
         600          Dow Jones & Co, Inc .........................      28,410
         900          Harte-Hanks, Inc ............................      16,596
       1,300          Knight Ridder, Inc ..........................      86,710
         700          Lee Enterprises, Inc ........................      27,069
         300          McClatchy Co (Class A) ......................      17,844
         301          Media General, Inc (Class A) ................      18,391
         500          Meredith Corp ...............................      23,085
       2,300          New York Times Co (Class A) .................      99,958
       1,700          R.R. Donnelley & Sons Co ....................      42,279
       1,300          Reader's Digest Association, Inc (Class A) ..      18,187
         400        * Scholastic Corp .............................      11,516
         500          Scripps (E.W.) Co (Class A) .................      42,550
         600        * Valassis Communications, Inc ................      15,840
          83          Washington Post Co (Class B) ................      55,195
         800          Wiley (John) & Sons, Inc (Class A) ..........      20,792
                                                                    -----------
                      TOTAL PRINTING AND PUBLISHING                     560,797
                                                                    -----------
 RAILROAD TRANSPORTATION--0.54%
       3,400          CSX Corp ....................................      99,450
       6,300          Norfolk Southern Corp .......................     116,550
                                                                    -----------
                      TOTAL RAILROAD TRANSPORTATION                     216,000
                                                                    -----------
 REAL ESTATE--0.21%
       1,400        * Catellus Development Corp ...................      34,230
         511          Forest City Enterprises, Inc (Class A) ......      22,356
         300          LNR Property Corp ...........................      12,285
         500          St. Joe Co ..................................      16,040
                                                                    -----------
                      TOTAL REAL ESTATE                                  84,911
                                                                    -----------
 RUBBER AND MISCELLANEOUS PLASTICS PRODUCTS--0.27%
         500          Aptargroup, Inc .............................      18,345
         800          Reebok International Ltd ....................      26,744
       1,300        * Sealed Air Corp .............................      61,399
                                                                    -----------
                      TOTAL RUBBER AND MISCELLANEOUS PLASTICS
                      PRODUCTS                                          106,488
                                                                    -----------
 SECURITY AND COMMODITY BROKERS--2.17%
       1,200          A.G. Edwards, Inc ...........................      46,092
       3,700        * Ameritrade Holding Corp .....................      41,625

                       SEE NOTES TO FINANCIAL STATEMENTS

130  TIAA-CREF Institutional Mutual Funds  2003 ANNUAL REPORT

       Statement of Investments - INSTITUTIONAL MID-CAP BLEND INDEX FUND -
                               September 30, 2003
--------------------------------------------------------------------------------

      SHARES                                                          VALUE
      ------                                                          -----
 SECURITY AND COMMODITY BROKERS--(CONTINUED)
       1,600          Bear Stearns Cos, Inc ....................... $   119,680
         300          Blackrock, Inc ..............................      14,700
         109          Chicago Mercantile Exchange .................       7,500
       5,400        * E*trade Group, Inc ..........................      50,004
       1,100          Eaton Vance Corp ............................      36,828
       1,200          Federated Investors, Inc (Class B) ..........      33,240
       2,600          Franklin Resources, Inc .....................     114,946
       2,000        * Instinet Group, Inc .........................       9,538
       1,000          Investors Financial Services Corp ...........      31,400
       3,800          Janus Capital Group, Inc ....................      53,086
         700          Jefferies Group, Inc ........................      20,125
         800          LaBranche & Co, Inc .........................      11,680
       1,000          Legg Mason, Inc .............................      72,200
         800          Neuberger Berman, Inc .......................      33,496
         300          Nuveen Investments, Inc .....................       8,250
         600          Raymond James Financial, Inc ................      21,810
       1,200          SEI Investments Co ..........................      39,000
       1,700          T Rowe Price Group, Inc .....................      70,142
       1,200          Waddell & Reed Financial, Inc (Class A) .....      28,284
                                                                    -----------
                      TOTAL SECURITY AND COMMODITY BROKERS              863,626
                                                                    -----------
 STONE, CLAY, AND GLASS PRODUCTS--0.64%
      21,300        * Corning, Inc ................................     200,646
         316          Florida Rock Industries, Inc ................      15,674
         500          Lafarge North America, Inc ..................      17,400
       1,700        * Owens-Illinois, Inc .........................      19,414
                                                                    -----------
                      TOTAL STONE, CLAY, AND GLASS PRODUCTS             253,134
                                                                    -----------
 TEXTILE MILL PRODUCTS--0.14%
         800        * Mohawk Industries, Inc ......................      57,056
                                                                    -----------
                      TOTAL TEXTILE MILL PRODUCTS                        57,056
                                                                    -----------
 TOBACCO PRODUCTS--0.42%
         638          Loews Corp (Carolina Group) .................      14,674
       1,400          R.J. Reynolds Tobacco Holdings, Inc .........      55,356
       2,700          UST, Inc ....................................      94,986
                                                                    -----------
                      TOTAL TOBACCO PRODUCTS                            165,016
                                                                    -----------
 TRANSPORTATION BY AIR--0.20%
       1,700        * Delta Air Lines, Inc ........................      22,610
         926        * JetBlue Airways Corp ........................      56,458
                                                                    -----------
                      TOTAL TRANSPORTATION BY AIR                        79,068
                                                                    -----------
 TRANSPORTATION EQUIPMENT--1.68%
         400        * American Axle & Manufacturing Holdings, Inc .      11,832
       1,000          ArvinMeritor, Inc ...........................      17,810
       1,500          Autoliv, Inc ................................      45,255
       1,400          Brunswick Corp ..............................      35,952
       2,400          Dana Corp ...................................      37,032
       7,700          Delphi Corp .................................      69,685
       1,200          Gentex Corp .................................      41,808
       2,800          Genuine Parts Co ............................      89,544
       1,900          Goodrich Corp ...............................      46,056
         900        * Navistar International Corp .................      33,552
       1,800          Paccar, Inc .................................     134,442
         300          Polaris Industries, Inc .....................      22,245
       1,800          Textron, Inc ................................      71,010
         443        * United Defense Industries, Inc ..............      12,577
                                                                    -----------
                      TOTAL TRANSPORTATION EQUIPMENT                    668,800
                                                                    -----------
 TRANSPORTATION SERVICES--0.35%
       1,100          C.H. Robinson Worldwide, Inc ................      40,931
       1,500          Expeditors International Of Washington, Inc .      51,615
       2,100          Sabre Holdings Corp .........................      45,129
                                                                    -----------
                      TOTAL TRANSPORTATION SERVICES                     137,675
                                                                    -----------
 TRUCKING AND WAREHOUSING--0.20%
         800          CNF, Inc ....................................      25,640
         898        * Hunt (J.B.) Transport Services, Inc .........      23,366
         800        * Swift Transportation Co, Inc ................      18,152
         600          Werner Enterprises, Inc .....................      13,746
                                                                    -----------
                      TOTAL TRUCKING AND WAREHOUSING                     80,904
                                                                    -----------
 WHOLESALE TRADE-DURABLE GOODS--1.01%
       1,400        * Apogent Technologies, Inc ...................      29,204
       1,500        * Arrow Electronics, Inc ......................      27,585
       1,900        * Avnet, Inc ..................................      31,388
         400          BorgWarner, Inc .............................      27,140
         493          Carlisle Cos, Inc ...........................      21,505
         900          CDW Corp ....................................      51,963
       2,300          IKON Office Solutions, Inc ..................      16,813
       1,700        * Ingram Micro, Inc (Class A) .................      22,185
         800          Martin Marietta Materials, Inc ..............      29,160
       1,000        * Patterson Dental Co .........................      57,580
         900        * Tech Data Corp ..............................      27,765
       1,200          W.W. Grainger, Inc ..........................      57,060
                                                                    -----------
                      TOTAL WHOLESALE TRADE-DURABLE GOODS               399,348
                                                                    -----------
 WHOLESALE TRADE-NONDURABLE GOODS--1.08%
         900          Airgas, Inc .................................      16,020
       1,800          AmerisourceBergen Corp ......................      97,290
         600          Brown-Forman Corp (Class B) .................      47,472
         510        * Endo Pharmaceuticals Holdings, Inc ..........      10,430
         600        * Henry Schein, Inc ...........................      34,020
       4,400          McKesson Corp ...............................     146,476
         700        * Performance Food Group Co ...................      28,497
       2,100          Supervalu, Inc ..............................      50,106
                                                                    -----------
                      TOTAL WHOLESALE TRADE-NONDURABLE GOODS            430,311
                                                                    -----------
                      TOTAL COMMON STOCK
                       (COST $33,089,417)                            39,392,395
                                                                    -----------
                      TOTAL PORTFOLIO--99.17%
                       (COST $33,089,417)                            39,392,395

                      OTHER ASSETS & LIABILITIES, NET--0.83%            330,197
                                                                    -----------
                      NET ASSETS--100.00%                           $39,722,592
                                                                    ===========


-------------
*  Non-income producing

At September 30, 2003, the aggregate cost of portfolio investments for federal income tax purposes was $33,172,690. Net unrealized appreciation of portfolio investments aggregated $6,219,705 of which $6,887,104 related to appreciated portfolio investments and $667,399 related to depreciated portfolio investments.

                        SEE NOTES TO FINANCIAL STATEMENTS

                    2003 ANNUAL REPORT  TIAA-CREF Institutional Mutual Funds 131

     Statement of Investments - INSTITUTIONAL SMALL-CAP GROWTH INDEX FUND -
                               September 30, 2003
--------------------------------------------------------------------------------

                               Summary by Industry

                                                             VALUE          %
--------------------------------------------------------------------------------
COMMON STOCK:
Agricultural Production-Crops .........................  $   202,725       0.33%
Amusement and Recreation Services .....................      532,003       0.88
Apparel and Accessory Stores ..........................    1,136,106       1.87
Apparel and Other Textile Products ....................      167,768       0.28
Auto Repair, Services and Parking .....................        5,920       0.01
Automotive Dealers and Service Stations ...............      163,671       0.27
Business Services .....................................   10,915,301      18.00
Chemicals and Allied Products .........................    6,033,896       9.95
Coal Mining ...........................................       49,566       0.08
Communications ........................................    1,644,878       2.71
Depository Institutions ...............................    4,056,984       6.69
Eating and Drinking Places ............................      856,026       1.41
Educational Services ..................................      360,152       0.59
Electric, Gas, and Sanitary Services ..................      358,210       0.59
Electronic and Other Electric Equipment ...............    6,574,886      10.84
Engineering and Management Services ...................    2,771,362       4.57
Fabricated Metal Products .............................      259,494       0.43
Food and Kindred Products .............................      370,764       0.61
Food Stores ...........................................      269,393       0.44
Furniture and Fixtures ................................       79,500       0.13
Furniture and Homefurnishings Stores ..................      413,297       0.68
General Building Contractors ..........................      106,023       0.18
General Merchandise Stores ............................      258,856       0.43
Health Services .......................................    1,678,962       2.77
Heavy Construction, Except Building ...................       10,656       0.02
Holding and Other Investment Offices ..................    1,597,527       2.63
Hotels and Other Lodging Places .......................      176,908       0.29
Industrial Machinery and Equipment ....................    2,724,603       4.49
Instruments and Related Products ......................    5,830,286       9.61
Insurance Agents, Brokers and Service .................      195,392       0.32
Insurance Carriers ....................................      646,252       1.07
Leather and Leather Products ..........................      123,177       0.20
Legal Services ........................................       56,208       0.09
Lumber and Wood Products ..............................       85,596       0.14
Metal Mining ..........................................      201,147       0.33
Miscellaneous Manufacturing Industries ................      344,252       0.57
Miscellaneous Retail ..................................      876,639       1.45
Motion Pictures .......................................      529,010       0.87
Nondepository Institutions ............................      470,345       0.78
Oil and Gas Extraction ................................    1,464,140       2.41
Paper and Allied Products .............................       80,151       0.13
Personal Services .....................................       64,625       0.11
Petroleum and Coal Products ...........................      267,266       0.44
Primary Metal Industries ..............................      600,761       0.99
Printing and Publishing ...............................      345,698       0.57
Railroad Transportation ...............................       23,710       0.04
Real Estate ...........................................       29,010       0.05
Rubber and Miscellaneous Plastics Products ............      264,144       0.44
Security and Commodity Brokers ........................      340,625       0.56
Social Services .......................................       79,900       0.13
Special Trade Contractors .............................       25,645       0.04
Stone, Clay, and Glass Products .......................      253,709       0.42
Textile Mill Products .................................        9,252       0.02
Tobacco Products ......................................       52,466       0.09
Transportation By Air .................................      570,894       0.94
Transportation Equipment ..............................      934,810       1.54
Transportation Services ...............................      167,113       0.28
Trucking and Warehousing ..............................      353,201       0.58
Water Transportation ..................................       57,450       0.10
Wholesale Trade-Durable Goods .........................      746,260       1.23
Wholesale Trade-Nondurable Goods ......................      683,058       1.13
                                                         -----------     ------
TOTAL COMMON STOCK (COST $48,446,143) .................   60,547,629      99.84
                                                         -----------     ------

TOTAL PORTFOLIO (COST $48,446,143) ....................   60,547,629      99.84%
OTHER ASSETS & LIABILITIES, NET .......................       99,428       0.16
                                                         -----------     ------
NET ASSETS ............................................  $60,647,057     100.00%
                                                         ===========     ======

                            ------------------------

      SHARES                                                          VALUE
      ------                                                          -----
COMMON STOCK--99.84%
 AGRICULTURAL PRODUCTION-CROPS--0.33%
       4,000          Delta & Pine Land Co ........................ $    92,040
       4,700        * VCA Antech, Inc .............................     110,685
                                                                    -----------
                      TOTAL AGRICULTURAL PRODUCTION-CROPS               202,725
                                                                    -----------
 AMUSEMENT AND RECREATION SERVICES--0.88%
       7,700        * Alliance Gaming Corp ........................     156,156
       1,000        * Argosy Gaming Co ............................      24,400
         100          Churchill Downs, Inc ........................       3,798
       1,000          Dover Downs Gaming & Entertainment, Inc .....       8,220
       1,600        * Isle Of Capri Casinos, Inc ..................      31,696
       3,700        * MTR Gaming Group, Inc .......................      32,079
       1,700        * Multimedia Games, Inc .......................      61,863
       4,800        * Penn National Gaming, Inc ...................     102,336
       1,900          Speedway Motorsports, Inc ...................      56,069
       2,400        * WMS Industries, Inc .........................      54,384
         100          World Wrestling Federation
                        Entertainment, Inc ........................       1,002
                                                                    -----------
                      TOTAL AMUSEMENT AND RECREATION SERVICES           532,003
                                                                    -----------
 APPAREL AND ACCESSORY STORES--1.87%
       3,000        * Aeropostale, Inc ............................      81,150
       5,084        * American Eagle Outfitters, Inc ..............      75,548
       1,000        * AnnTaylor Stores Corp .......................      32,140
         700        * Bebe Stores, Inc ............................      18,970
       4,700        * Casual Male Retail Group, Inc ...............      34,733
       1,200        * Charlotte Russe Holding, Inc ................      12,348
       1,700        * Children's Place Retail Stores, Inc .........      29,155
       5,450          Christopher & Banks Corp ....................     130,037
         100        * Genesco, Inc ................................       1,606
       4,600        * Gymboree Corp ...............................      64,814
       7,350        * Hot Topic, Inc ..............................     165,669
         700        * Jos A. Bank Clothiers, Inc ..................      30,779
         700        * Mothers Work, Inc ...........................      21,245
         900          Oshkosh B'gosh, Inc (Class A) ...............      23,148
      10,950        * Pacific Sunwear Of California, Inc ..........     226,227
         800        * Shoe Carnival, Inc ..........................      11,440
       5,300        * Too, Inc ....................................      78,069
       3,800        * Urban Outfitters, Inc .......................      99,028
                                                                    -----------
                      TOTAL APPAREL AND ACCESSORY STORES              1,136,106
                                                                    -----------
 APPAREL AND OTHER TEXTILE PRODUCTS--0.28%
       3,100        * DHB Industries, Inc .........................      13,485
       8,500        * Quiksilver, Inc .............................     135,575
       1,200        * Warnaco Group, Inc ..........................      18,708
                                                                    -----------
                      TOTAL APPAREL AND OTHER TEXTILE PRODUCTS          167,768
                                                                    -----------
 AUTO REPAIR, SERVICES AND PARKING--0.01%
         200        * Monro Muffler Brake, Inc ....................       5,920
                                                                    -----------
                      TOTAL AUTO REPAIR, SERVICES AND PARKING             5,920
                                                                    -----------
 AUTOMOTIVE DEALERS AND SERVICE STATIONS--0.27%
         800        * America's Car Mart, Inc .....................      23,960
       3,500        * CSK Auto Corp ...............................      53,970
         700        * Group 1 Automotive, Inc .....................      24,178
       1,100          Lithia Motors, Inc (Class A) ................      21,967
         600          Sonic Automotive, Inc .......................      14,436
         100        * United Auto Group, Inc ......................       2,300
       1,200        * West Marine, Inc ............................      22,860
                                                                    -----------
                      TOTAL AUTOMOTIVE DEALERS AND SERVICE STATIONS     163,671
                                                                    -----------
 BUSINESS SERVICES--18.00%
       2,100          Aaron Rents, Inc ............................      43,995
         600        * ActivCard Corp ..............................       4,920


                       SEE NOTES TO FINANCIAL STATEMENTS

132  TIAA-CREF Institutional Mutual Funds  2003 ANNUAL REPORT

     Statement of Investments - INSTITUTIONAL SMALL-CAP GROWTH INDEX FUND -
                               September 30, 2003
--------------------------------------------------------------------------------

      SHARES                                                          VALUE
      ------                                                          -----
 BUSINESS SERVICES--(CONTINUED)
       3,100        * Activision, Inc ............................. $    37,045
       3,000        * Administaff, Inc ............................      26,670
       3,600        * Advent Software, Inc ........................      57,924
       2,200        * Advo, Inc ...................................      91,586
       2,700        * Aether Systems, Inc .........................      12,339
       6,600        * Agile Software Corp .........................      62,832
      15,800        * Akamai Technologies, Inc ....................      67,782
       1,500        * Altiris, Inc ................................      39,420
         400        * American Management Systems, Inc ............       5,100
       1,000        * Ansoft Corp .................................      10,250
       2,300        * Ansys, Inc ..................................      81,742
       3,000        * Anteon International Corp ...................      91,800
       4,900        * APAC Customer Services, Inc .................      12,250
       6,200        * Aquantive, Inc ..............................      57,412
      41,700        * Ariba, Inc ..................................     126,768
         800        * Armor Holdings, Inc .........................      13,400
       4,500        * Ascential Software Corp .....................      83,385
       3,100        * Asiainfo Holdings, Inc ......................      20,894
       5,400        * Ask Jeeves, Inc .............................      93,960
       4,600        * Aspect Communications Corp ..................      38,318
       5,100        * Aspen Technology, Inc .......................      19,890
       4,500        * At Road, Inc ................................      60,525
         700        * Atari, Inc ..................................       2,863
       5,100        * Autobytel, Inc ..............................      48,552
         900        * Bankrate, Inc ...............................      12,582
       2,300        * Barra, Inc ..................................      86,365
      11,100        * Borland Software Corp .......................     102,231
       2,800          Brady Corp (Class A) ........................      89,068
       8,300          Brink's Co ..................................     144,088
       4,000        * Broadvision, Inc ............................      19,612
       4,500        * CACI International, Inc (Class A) ...........     192,825
       6,000        * Catalina Marketing Corp .....................      91,140
       1,400        * CCC Information Services Group, Inc .........      23,464
         300          CDI Corp ....................................       8,109
       4,200        * Cerner Corp .................................     129,654
       4,100        * Ciber, Inc ..................................      31,160
      57,500        * CMGI, Inc ...................................      89,125
      15,800        * CNET Networks, Inc ..........................     111,864
         900          Computer Programs & Systems, Inc ............      16,227
       2,600        * Concord Communications, Inc .................      34,034
       3,600        * Concur Technologies, Inc ....................      42,696
       1,900        * Convera Corp ................................       8,265
       2,000        * CoStar Group, Inc ...........................      52,000
       8,000        * CSG Systems International, Inc ..............     118,160
       1,600        * Cyberguard Corp .............................      15,216
       2,900        * Datastream Systems, Inc .....................      22,475
       4,700        * Dendrite International, Inc .................      71,393
       1,600        * Digimarc Corp ...............................      23,536
       4,500        * Digital Insight Corp ........................      89,550
       4,200        * Digital River, Inc ..........................     114,870
       5,500        * Digitalthink, Inc ...........................      14,135
       6,800        * Documentum, Inc .............................     144,908
       2,500        * E.piphany, Inc ..............................      12,475
      15,700        * Earthlink, Inc ..............................     129,211
       4,400        * Echelon Corp ................................      52,360
       5,300        * Eclipsys Corp ...............................      84,747
       1,800        * eCollege.com, Inc ...........................      36,252
       2,100        * Embarcadero Technologies, Inc ...............      21,084
      31,700        * Enterasys Networks, Inc .....................     126,800
       6,500        * Entrust, Inc ................................      31,915
       5,900        * Epicor Software Corp ........................      52,746
       2,000        * EPIQ Systems, Inc ...........................      33,920
       3,600        * eSpeed, Inc (Class A) .......................      81,396
       9,900        * Extreme Networks, Inc .......................      62,469
       3,500        * F5 Networks, Inc ............................      67,340
       2,000        * Fidelity National Information
                        Solutions, Inc ............................      49,700
       5,200        * Filenet Corp ................................     104,364
       1,900        * FindWhat.com ................................      32,832
       5,800        * Freemarkets, Inc ............................      45,130
       2,100          Gevity HR, Inc ..............................      30,828
         100          Grey Global Group, Inc ......................      76,110
       1,400        * Group 1 Software, Inc .......................      25,158
       2,400        * GSI Commerce, Inc ...........................      23,952
       6,500        * Harris Interactive, Inc .....................      45,760
       1,200        * Heidrick & Struggles International, Inc .....      20,316
         690        * Hudson Highland Group, Inc ..................      13,276
       5,600        * Hyperion Solutions Corp .....................     161,672
       1,000        * ICT Group, Inc ..............................      10,710
       3,600        * iDine Rewards Network, Inc ..................      58,500
       2,700        * IDX Systems Corp ............................      62,424
       9,800        * Informatica Corp ............................      73,010
       2,500        * Infospace, Inc ..............................      51,025
       4,900        * infoUSA, Inc ................................      36,799
       1,600        * Integral Systems, Inc .......................      28,912
       7,600        * Intelidata Technologies Corp ................      17,936
       6,600        * Intergraph Corp .............................     153,648
       5,100        * Internet Security Systems, Inc ..............      63,750
       6,600        * Interwoven, Inc .............................      17,490
       2,300        * Intrado, Inc ................................      52,394
         500        * iPayment, Inc ...............................      11,380
       1,000        * JDA Software Group, Inc .....................      14,870
       3,500        * Kana Software, Inc ..........................      13,720
       5,200        * Keane, Inc ..................................      66,456
       1,900          Kelly Services, Inc (Class A) ...............      47,386
       2,000        * Keynote Systems, Inc ........................      23,300
       3,000        * KFX ,Inc ....................................      15,060
       3,700        * Korn/Ferry International ....................      30,525
       5,600        * Kroll, Inc ..................................     104,160
       3,100        * Kronos, Inc .................................     164,021
       6,100        * Labor Ready, Inc ............................      61,305
      13,300        * Legato Systems, Inc .........................     149,093
       4,800        * Lionbridge Technologies .....................      36,048
      11,700        * Looksmart Ltd ...............................      36,738
       6,300        * Macrovision Corp ............................     116,361
       3,200        * Magma Design Automation, Inc ................      62,784
       3,400        * Manhattan Associates, Inc ...................      88,026
       2,100        * Mantech International Corp (Class A) ........      52,248
       6,200        * Manugistics Group, Inc ......................      33,976
       2,900        * MAPICS, Inc .................................      28,478
       1,000        * Marketwatch.com, Inc ........................       8,361
       6,600        * Matrixone, Inc ..............................      32,538
       1,000          McGrath RentCorp ............................      27,950
       1,300        * Medical Staffing Network Holdings, Inc ......       9,828
       1,000        * MedQuist, Inc ...............................      19,360
       9,500        * Mentor Graphics Corp ........................     166,535
       8,400        * Micromuse, Inc ..............................      68,712
       1,600        * MicroStrategy, Inc ..........................      73,616
       1,000        * Midway Games, Inc ...........................       2,960
      10,100        * Mindspeed Technologies, Inc .................      54,439
       1,200        * Mobius Management Systems, Inc ..............       9,624
       2,700        * MRO Software, Inc ...........................      36,855
       1,500        * MSC.Software Corp ...........................      10,800
       2,000        * Nassda Corp .................................      15,740
       5,400          NDCHealth Corp ..............................     113,130
         900        * Neoforma, Inc ...............................      12,645
       2,200        * Neoware Systems, Inc ........................      37,554
       4,000        * Netegrity, Inc ..............................      40,040
         900        * Netratings, Inc .............................       8,400
       1,900        * Netscout Systems, Inc .......................       9,481


                        SEE NOTES TO FINANCIAL STATEMENTS

                    2003 ANNUAL REPORT  TIAA-CREF Institutional Mutual Funds 133

     Statement of Investments - INSTITUTIONAL SMALL-CAP GROWTH INDEX FUND -
                               September 30, 2003
--------------------------------------------------------------------------------

      SHARES                                                          VALUE
      ------                                                          -----
 BUSINESS SERVICES--(CONTINUED)
       1,600        * Network Equipment Technologies, Inc ......... $    14,640
       3,800        * NIC, Inc ....................................      17,898
         900        * Nuance Communications, Inc ..................       5,211
       2,800        * NYFIX, Inc ..................................      15,680
      28,000        * Openwave Systems, Inc .......................     118,160
       1,700        * Opnet Technologies, Inc .....................      21,216
       7,500        * Opsware, Inc ................................      54,750
       9,900        * Overture Services, Inc ......................     262,251
       3,500        * Packeteer, Inc ..............................      42,175
      30,000        * Parametric Technology Corp ..................      93,600
       3,100        * PC-Tel, Inc .................................      33,077
       2,100        * PDF Solutions, Inc ..........................      23,625
         500        * PDI, Inc ....................................      12,260
       1,300        * PEC Solutions, Inc ..........................      19,188
       3,400        * Pegasus Solutions, Inc ......................      47,022
       1,500        * Pegasystems, Inc ............................      10,950
       6,800        * Perot Systems Corp (Class A) ................      68,000
       3,860        * Portal Software, Inc ........................      55,893
       2,000        * Portfolio Recovery Associates, Inc ..........      50,840
       4,000        * Progress Software Corp ......................      86,000
       5,700        * Pumatech, Inc ...............................      27,132
       1,600        * QAD, Inc ....................................      17,536
         500        * Quality Systems, Inc ........................      20,100
       6,000        * Quest Software, Inc .........................      72,600
       2,800        * Radiant Systems, Inc ........................      17,528
       5,700        * Raindance Communications, Inc ...............      15,732
       2,143        * Register.com, Inc ...........................       9,665
       1,100        * Renaissance Learning, Inc ...................      25,960
       8,400        * Retek, Inc ..................................      56,700
       2,800          Rollins, Inc ................................      49,952
       7,300        * RSA Security, Inc ...........................     104,244
       1,000        * S1 Corp .....................................       5,050
       1,700        * SafeNet, Inc ................................      61,421
       4,100        * SAFLINK Corp ................................      18,860
       2,200        * Sanchez Computer Associates, Inc ............       8,448
      12,100        * Sapient Corp ................................      43,439
      11,270        * Scansoft, Inc ...............................      47,221
       4,900        * Secure Computing Corp .......................      57,232
       7,300        * Seebeyond Technology Corp ...................      18,688
       3,500        * Serena Software, Inc ........................      65,100
       1,900        * SM&A ........................................      21,869
       2,600        * Sohu.com, Inc ...............................      80,860
       1,500        * SonicWALL, Inc ..............................       8,685
       6,800        * Sotheby's Holdings, Inc (Class A) ...........      73,576
       1,900        * Source Interlink Cos, Inc ...................      17,860
       2,000        * SPSS, Inc ...................................      33,740
       1,300        * SRA International, Inc (Class A) ............      48,659
       1,100          SS&C Technologies, Inc ......................      21,989
       1,600          Startek, Inc ................................      51,200
       1,300        * Stellent, Inc ...............................      10,088
         900        * Stratasys, Inc ..............................      38,358
       3,800        * SupportSoft, Inc ............................      42,522
      10,200        * Sybase, Inc .................................     173,502
         900        * Sykes Enterprises, Inc ......................       5,958
       1,000        * Synplicity, Inc .............................       5,900
       1,000          Syntel, Inc .................................      22,810
       6,100        * Take-Two Interactive Software, Inc ..........     208,437
       1,800          Talx Corp ...................................      44,316
       2,200        * TeleTech Holdings, Inc ......................      13,970
       1,900        * TheStreet.com, Inc ..........................       8,550
       1,000        * THQ, Inc ....................................      16,420
       9,700        * TIBCO Software, Inc .........................      51,895
      12,400        * Titan Corp ..................................     258,416
       2,700        * TradeStation Group, Inc .....................      20,174
       5,200        * Transaction Systems Architects, Inc
                        (Class A) .................................      86,372
       4,800        * Trizetto Group, Inc .........................      32,160
       5,900        * Tyler Technologies, Inc .....................      41,772
       4,400        * United Online, Inc ..........................     152,768
         800        * Valueclick, Inc .............................       6,728
       3,600        * Vastera, Inc ................................      18,504
       1,000        * Verint Systems, Inc .........................      21,400
       3,300        * Verity, Inc .................................      43,131
      32,100        * Vignette Corp ...............................      73,830
       5,700        * VitalWorks, Inc .............................      29,925
       2,800        * Vitria Technology, Inc ......................      14,140
       3,400        * WatchGuard Technologies, Inc ................      18,190
       3,700        * WebEx Communications, Inc ...................      70,263
       7,030        * webMethods, Inc .............................      56,099
       3,000        * Websense, Inc ...............................      63,810
       6,700        * Wind River Systems, Inc .....................      38,123
                                                                    -----------
                      TOTAL BUSINESS SERVICES                        10,915,301
                                                                    -----------
 CHEMICALS AND ALLIED PRODUCTS--9.95%
         900        * Abgenix, Inc ................................      13,041
       2,100        * Able Laboratories, Inc ......................      39,291
       1,400          Aceto Corp ..................................      19,600
       4,900        * Adolor Corp .................................      89,915
         200          Albemarle Corp ..............................       5,490
      10,000        * Alkermes, Inc ...............................     137,200
       1,000          Allergan, Inc ...............................      78,730
         400          Alpharma, Inc (Class A) .....................       7,440
       5,200        * Alteon, Inc .................................       9,880
       3,000        * Aphton Corp .................................      16,830
       1,900        * Arena Pharmaceuticals, Inc ..................      13,680
       5,600        * Atherogenics, Inc ...........................      93,744
       3,200        * Atrix Laboratories, Inc .....................      65,888
       9,500        * Avant Immunotherapeutics, Inc ...............      22,895
       3,300        * AVI BioPharma, Inc ..........................      17,061
       2,000        * Benthley Pharmaceuticals, Inc ...............      32,500
       9,900        * BioMarin Pharmaceutical, Inc ................      75,834
       3,800        * Biopure Corp ................................      24,586
       1,700        * Biosite, Inc ................................      48,246
       1,700        * Bone Care International, Inc ................      21,624
       1,300        * Bradley Pharmaceuticals, Inc ................      35,425
       4,900        * Cell Therapeutics, Inc ......................      55,713
       1,900        * Chattem, Inc ................................      26,372
       2,300        * Cima Labs, Inc ..............................      64,285
       1,100        * Collagenex Pharmaceuticals, Inc .............      11,803
       5,200        * Columbia Laboratories, Inc ..................      62,816
       4,300        * Connetics Corp ..............................      77,658
       7,100        * Corixa Corp .................................      56,516
      11,100          Crompton Corp ...............................      64,491
       3,000        * Cubist Pharmaceuticals, Inc .................      32,370
       5,300        * Dade Behring Holdings, Inc ..................     149,725
         900        * DEL Laboratories, Inc .......................      25,425
       1,800        * Dendreon Corp ...............................      15,930
       3,100          Diagnostic Products Corp ....................     112,623
       1,900        * Digene Corp .................................      77,634
       5,400        * Discovery Laboratories, Inc .................      38,880
       1,800        * Dov Pharmaceutical, Inc .....................      32,310
       4,700        * Durect Corp .................................      15,792
         100        * Elizabeth Arden, Inc ........................       1,648
       7,000        * Encysive Pharmaceuticals, Inc ...............      44,170
       6,800        * Enzon, Inc ..................................      79,152
       2,000        * EPIX Medical, Inc ...........................      34,040
       5,300        * Esperion Therapeutics, Inc ..................     102,714
       2,600          Ferro Corp ..................................      55,536
       2,000        * First Horizon Pharmaceutical ................      12,800
       7,400        * Genta, Inc ..................................      93,758
       2,800          Georgia Gulf Corp ...........................      65,380


                       SEE NOTES TO FINANCIAL STATEMENTS

134  TIAA-CREF Institutional Mutual Funds  2003 ANNUAL REPORT

     Statement of Investments - INSTITUTIONAL SMALL-CAP GROWTH INDEX FUND -
                               September 30, 2003
--------------------------------------------------------------------------------

      SHARES                                                          VALUE
      ------                                                          -----
 CHEMICALS AND ALLIED PRODUCTS--(CONTINUED)
       5,200        * Geron Corp .................................. $    71,240
       3,200        * GTC Biotherapeutics, Inc ....................       9,920
         700        * Hi-Tech Pharmacal Co, Inc ...................      16,429
       1,200        * Hollis-Eden Pharmaceuticals .................      29,232
       6,006        * Ilex Oncology, Inc ..........................      99,760
      16,800          IMC Global, Inc .............................     107,688
       2,000        * Immucor, Inc ................................      53,900
         700        * Immunogen, Inc ..............................       3,115
       6,400        * Immunomedics, Inc ...........................      46,848
       4,700        * Impax Laboratories, Inc .....................      58,797
       5,900        * Indevus Pharmaceuticals, Inc ................      31,565
       4,400        * Inspire Pharmaceuticals, Inc ................      75,680
       3,900        * InterMune, Inc ..............................      74,412
       1,300        * Inverness Medical Innovations, Inc ..........      33,020
       6,900        * Isis Pharmaceuticals, Inc ...................      44,988
       1,600        * Kos Pharmaceuticals, Inc ....................      55,040
       4,950        * KV Pharmaceutical Co (Class A) ..............     111,375
       7,900        * La Jolla Pharmaceutical Co ..................      31,205
         900        * Lannett Co, Inc .............................      15,741
       8,800        * Ligand Pharmaceuticals, Inc (Class B) .......     113,432
       4,200          MacDermid, Inc ..............................     111,090
       3,500        * Martek Biosciences Corp .....................     184,345
       6,500        * Medicines Co ................................     169,000
         900          Meridian Bioscience, Inc ....................       9,018
       4,700        * MGI Pharma, Inc .............................     184,522
       4,500        * Nabi Biopharmaceuticals .....................      37,935
       8,100        * NBTY, Inc ...................................     189,135
       7,200        * Nektar Therapeutics .........................      92,160
         900        * Neose Technologies, Inc .....................       8,415
       1,000          NL Industries, Inc ..........................      16,270
       3,100        * Noven Pharmaceuticals, Inc ..................      35,340
       4,600        * NPS Pharmaceuticals, Inc ....................     128,110
       6,300        * Nuvelo, Inc .................................      16,506
       5,200          Olin Corp ...................................      82,264
       3,700        * Onyx Pharmaceuticals, Inc ...................      79,735
       5,400        * OraSure Technologies, Inc ...................      51,300
       6,000        * OSI Pharmaceuticals, Inc ....................     194,820
       2,800        * Pain Therapeutics, Inc ......................      17,220
       6,500        * Palatin Technologies, Inc ...................      31,200
       2,100        * Penwest Pharmaceuticals Co ..................      45,150
      17,600        * Peregrine Pharmaceuticals, Inc ..............      37,840
       2,800          PolyMedica Corp .............................      74,200
       3,500        * Pozen, Inc ..................................      62,230
       1,300        * Progenics Pharmaceuticals ...................      22,386
       1,000          Quaker Chemical Corp ........................      23,260
       4,500        * Quidel Corp .................................      30,195
       2,800        * Salix Pharmaceuticals Ltd ...................      53,928
       5,900        * Sciclone Pharmaceuticals, Inc ...............      46,610
       3,200        * Serologicals Corp ...........................      42,080
       1,698        * Sirna Therapeutics, Inc .....................       9,713
       4,600        * SuperGen, Inc ...............................      34,546
       2,200        * SurModics, Inc ..............................      59,048
       3,700        * Tanox, Inc ..................................      74,037
       3,900        * Third Wave Technologies, Inc ................      12,597
       2,700        * United Therapeutics Corp ....................      60,993
         660        * USANA Health Sciences, Inc ..................      31,845
      12,000        * Vertex Pharmaceuticals, Inc .................     147,600
       7,200        * Vicuron Pharmaceuticals, Inc ................     127,440
       1,400        * Virbac Corp .................................      10,150
       1,900        * Zymogenetics, Inc ...........................      27,835
                                                                    -----------
                      TOTAL CHEMICALS AND ALLIED PRODUCTS             6,033,896
                                                                    -----------
 COAL MINING--0.08%
       1,600          Arch Coal, Inc ..............................      35,536
       1,000          Westmoreland Coal Co ........................      14,030
                                                                    -----------
                      TOTAL COAL MINING                                  49,566
                                                                    -----------
 COMMUNICATIONS--2.71%
       1,100        * Acme Communication, Inc .....................       8,305
         900        * Beasley Broadcast Group, Inc (Class A) ......      12,438
       2,600        * Boston Communications Group .................      25,925
       2,000        * Centennial Communications Corp ..............      10,160
       3,600        * Commonwealth Telephone Enterprises, Inc .....     144,468
         800          CT Communications, Inc ......................       9,040
       6,000        * Cumulus Media, Inc (Class A) ................     102,300
       4,300        * Digital Generation Systems ..................       9,370
       5,700        * Emmis Communications Corp (Class A) .........     115,026
         400        * Fisher Communications, Inc ..................      18,860
       2,000        * Golden Telecom, Inc .........................      54,680
         800          Gray Television, Inc ........................       9,344
       2,000          Hickory Tech Corp ...........................      22,900
         800        * Hungarian Telephone & Cable .................       7,400
       2,600        * j2 Global Communications, Inc ...............      98,358
       3,100        * Lightbridge, Inc ............................      29,233
       1,100        * Lodgenet Entertainment Corp .................      17,050
         900        * McLeodUSA, Inc (Class A) ....................       1,251
       7,800        * Mediacom Communications Corp ................      52,260
       2,700        * Net2Phone, Inc ..............................      17,037
       1,900        * NII Holdings, Inc (Class B) .................     113,411
       2,500          North Pittsburgh Systems, Inc ...............      42,325
       3,000        * Paxson Communications Corp ..................      14,880
         200        * Pegasus Communications Corp .................       2,976
       6,800        * PTEK Holdings, Inc ..........................      55,420
       5,300        * RCN Corp ....................................       9,752
       3,900        * Regent Communications, Inc ..................      23,790
       2,200        * Saga Communications, Inc (Class A) ..........      42,570
       1,300        * Salem Communications Corp (Class A) .........      25,207
       6,000        * Sinclair Broadcast Group, Inc (Class A) .....      60,960
       5,000        * Spanish Broadcasting System, Inc (Class A) ..      42,500
       2,200          SureWest Communications .....................      73,150
       4,200        * Talk America Holdings, Inc ..................      47,922
       4,900        * Tivo, Inc ...................................      36,309
       3,500        * Triton PCS Holdings, Inc (Class A) ..........      15,610
       8,200        * Western Wireless Corp (Class A) .............     152,848
       2,800        * WilTel Communications Group, Inc ............      44,744
       4,500        * Wireless Facilities, Inc ....................      53,550
       1,100        * Young Broadcasting, Inc (Class A) ...........      21,549
                                                                    -----------
                      TOTAL COMMUNICATIONS                            1,644,878
                                                                    -----------
 DEPOSITORY INSTITUTIONS--6.69%
       1,250          Arrow Financial Corp ........................      32,500
         300          Bank Mutual Corp ............................      12,735
         800          Bank Of The Ozarks, Inc .....................      35,608
       7,100        * Bay View Capital Corp .......................      43,097
       3,000          Boston Private Financial Holdings, Inc ......      70,680
         100          C&F Financial Corp ..........................       4,521
         100          Capital City Bank Group, Inc ................       3,816
       2,000          Cascade Bancorp .............................      34,000
       2,000          Cathay Bancorp, Inc .........................      88,500
       1,000          Cavalry Bancorp, Inc ........................      16,750
         800          Center Bancorp, Inc .........................      12,856
         100          Center Financial Corp .......................       2,031
       1,000          Central Pacific Financial Corp ..............      24,500
       1,000          Charter Financial Corp ......................      30,850
         100          City Bank ...................................       3,211
       1,700          City Holding Co .............................      56,440
       1,000          CNB Financial Corp ..........................      42,250
       1,100          Coastal Financial Corp ......................      15,389
       1,300          CoBiz, Inc ..................................      20,839
         800          Columbia Bancorp ............................      21,440
       1,000          Columbia Bancorp (Oregon) ...................      14,370


                        SEE NOTES TO FINANCIAL STATEMENTS

                    2003 ANNUAL REPORT  TIAA-CREF Institutional Mutual Funds 135

     Statement of Investments - INSTITUTIONAL SMALL-CAP GROWTH INDEX FUND -
                               September 30, 2003
--------------------------------------------------------------------------------

      SHARES                                                          VALUE
      ------                                                          -----
 DEPOSITORY INSTITUTIONS--(CONTINUED)
         100          Commercial Bankshares, Inc .................. $     2,996
       1,050        * Commercial Capital Bancorp, Inc .............      16,412
         800          Community Bank of North Virginia ............      13,240
       5,100          CVB Financial Corp ..........................      96,900
       3,200          Dime Community Bancshares ...................      73,600
       3,700          East West Bancorp, Inc ......................     158,175
         100          Eastern Virginia Bankshares, Inc ............       2,795
       2,400        * Euronet Worldwide, Inc ......................      29,184
         100          Farmers Capital Bank Corp ...................       3,266
         900          FFLC Bancorp, Inc ...........................      26,127
         900          First Bancorp (North Carolina) ..............      25,209
       1,000          First Busey Corp (Class A) ..................      25,800
         900          First Citizens Banc Corp ....................      23,850
         110          First Community Bancshares, Inc .............       3,874
         100          First Essex Bancorp, Inc ....................       5,089
         900          First Federal Financial Of Kentucky .........      27,585
         300          First Financial Bancorp .....................       4,425
         100          First Financial Bankshares, Inc .............       3,696
         800          First Financial Holdings, Inc ...............      24,128
       1,000          First South Bancorp, Inc ....................      32,150
         100          First State Bancorp .........................       2,961
         100          Firstbank Corp ..............................       3,170
       1,000          Flag Financial Corp .........................      13,370
       3,500          Flagstar Bancorp, Inc .......................      80,325
         900          FMS Financial Corp ..........................      15,075
         800          Franklin Financial Corp .....................      24,728
       1,100          Frontier Financial Corp .....................      32,890
         900          GB&T Bancshares, Inc ........................      20,034
         100          GBC Bancorp .................................       3,835
       1,000          Glacier Bancorp, Inc ........................      27,430
         102          Greater Community Bancorp ...................       1,620
       1,000          Greene County Bancshares, Inc ...............      23,850
         100          Hanmi Financial Corp ........................       1,994
       2,000          Harbor Florida Bancshares, Inc ..............      53,320
       3,750          Harleysville National Corp ..................      87,638
         900          Heartland Financial U.S.A., Inc .............      25,020
       1,000          Heritage Financial Corp .....................      21,780
         100          IberiaBank Corp .............................       5,262
         200          IBT Bancorp, Inc ............................       9,982
       2,000          Independent Bank Corp (Massachusetts) .......      51,220
       2,000          Independent Bank Corp (Michigan) ............      58,560
         200        * Intercept, Inc ..............................       2,734
       1,000          Interchange Financial Services Corp .........      20,530
       1,155          Lakeland Bancorp, Inc .......................      18,422
       1,000          LNB Bancorp, Inc ............................      20,180
       1,000          Macatawa Bank Corp ..........................      23,160
       2,000          Main Street Banks, Inc ......................      50,100
       1,000          MB Financial, Inc ...........................      44,400
       2,000          MBT Financial Corp ..........................      31,200
         800          Mercantile Bank Corp ........................      26,560
       1,600          Midwest Banc Holdings, Inc ..................      35,568
       1,000          Nara Bancorp, Inc ...........................      17,130
       1,155          National Penn Bancshares, Inc ...............      31,936
         366          NBC Capital Corp ............................       8,872
       1,800          NetBank, Inc ................................      22,410
       1,000          Northwest Bancorp, Inc ......................      18,370
         300          OceanFirst Financial Corp ...................       7,509
       1,100          Old Second Bancorp, Inc .....................      47,300
       3,300          Pacific Capital Bancorp .....................     100,617
       1,100          Peapack Gladstone Financial Corp ............      34,177
       1,100          Pennrock Financial Services Corp ............      31,020
         200          Penns Woods Bancorp, Inc ....................       8,744
       2,000          R & G Financial Corp (Class B) ..............      58,400
       2,900          Republic Bancorp, Inc .......................      38,628
         250          Resource Bankshares Corp ....................       7,285
       1,900          S & T Bancorp, Inc ..........................      54,150
       1,600          S.Y. Bancorp, Inc ...........................      30,000
       1,100          Seacoast Banking Corp Of Florida ............      19,140
       1,000          Shore Bancshares, Inc .......................      34,450
       1,000          Sierra Bancorp ..............................      15,380
       2,000          Sound Federal Bancorp, Inc ..................      29,940
       4,321          Southwest Bancorp Of Texas, Inc .............     157,760
       1,000          State Bancorp, Inc ..........................      19,920
       1,375          Sterling Bancorp ............................      37,001
       4,000          Sterling Bancshares, Inc ....................      47,720
         300          Summit Bancshares, Inc ......................       8,250
         100          Sun Bancorp, Inc (Pennsylvania) .............       1,852
       3,000          Texas Regional Bancshares, Inc (Class A) ....     101,370
       3,000          Trust Co Of New Jersey ......................      96,000
      12,700          Trustco Bank Corp NY ........................     156,972
         105          U.S.B. Holding Co, Inc ......................       1,843
       6,600          UCBH Holdings, Inc ..........................     199,518
       3,000          Umpqua Holdings Corp ........................      57,090
         100          Union Bankshares Corp .......................       3,037
       3,100          United Community Banks, Inc .................      85,777
       1,800          United Securities Bancshares ................      45,666
         800        * Virginia Commerce Bancorp ...................      17,456
       1,000          Virginia Financial Group, Inc ...............      30,070
       7,000          W Holding Co, Inc ...........................     125,300
         800          Washington Trust Bancorp, Inc ...............      19,208
         100          Wayne Bancorp, Inc ..........................       2,850
       3,000          West Bancorporation .........................      51,600
         850        * Western Sierra Bancorp ......................      30,388
       2,800          Wintrust Financial Corp .....................     105,476
       1,000          Yadkin Valley Bank and Trust Co .............      17,600
                                                                    -----------
                      TOTAL DEPOSITORY INSTITUTIONS                   4,056,984
                                                                    -----------
 EATING AND DRINKING PLACES--1.41%
         600        * AFC Enterprises, Inc ........................       9,660
       2,600        * California Pizza Kitchen, Inc ...............      45,240
       3,400        * CEC Entertainment, Inc ......................     133,280
       1,800        * Chicago Pizza & Brewery, Inc ................      21,150
       7,300        * CKE Restaurants, Inc ........................      47,085
         200          IHOP Corp ...................................       6,570
       2,200        * O'Charley's, Inc ............................      32,626
       3,900        * P.F. Chang's China Bistro, Inc ..............     176,865
       1,700        * Papa John's International, Inc ..............      42,177
       4,500        * Rare Hospitality International, Inc .........     112,095
       1,200        * Red Robin Gourmet Burgers, Inc ..............      30,552
       6,000        * Sonic Corp ..................................     151,680
       1,500        * The Steak n Shake Co ........................      22,350
       1,600          Triarc Cos ..................................      16,640
         800          Triarc Cos (Class A) ........................       8,056
                                                                    -----------
                      TOTAL EATING AND DRINKING PLACES                  856,026
                                                                    -----------
 EDUCATIONAL SERVICES--0.59%
          42        * Career Education Corp .......................       1,903
       1,500        * Learning Tree International, Inc ............      25,155
       2,900        * Princeton Review, Inc .......................      18,647
       1,700          Strayer Education, Inc ......................     164,407
       5,500        * Sylvan Learning Systems, Inc ................     150,040
                                                                    -----------
                      TOTAL EDUCATIONAL SERVICES                        360,152
                                                                    -----------
 ELECTRIC, GAS, AND SANITARY SERVICES--0.59%
         200          California Water Service Group ..............       5,162
         200        * Casella Waste Systems, Inc (Class A) ........       2,484
       1,300        * Clean Harbors, Inc ..........................       5,525
       1,000          Connecticut Water Service, Inc ..............      26,990
       1,000        * Duratek, Inc ................................       8,920
       2,800          MGE Energy, Inc .............................      84,728
         100          Middlesex Water Co ..........................       2,451

                       SEE NOTES TO FINANCIAL STATEMENTS

136  TIAA-CREF Institutional Mutual Funds  2003 ANNUAL REPORT

     Statement of Investments - INSTITUTIONAL SMALL-CAP GROWTH INDEX FUND -
                               September 30, 2003
--------------------------------------------------------------------------------

      SHARES                                                          VALUE
      ------                                                          -----
 ELECTRIC, GAS, AND SANITARY SERVICES--(CONTINUED)
       1,000          New Jersey Resources Corp ................... $    36,040
       1,100          Otter Tail Corp .............................      28,754
       1,000          Resource America, Inc (Class A) .............      11,880
         100          Southwest Water Co ..........................       1,407
       4,100        * Waste Connections, Inc ......................     143,869
                                                                    -----------
                      TOTAL ELECTRIC, GAS, AND SANITARY SERVICES        358,210
                                                                    -----------
 ELECTRONIC AND OTHER ELECTRIC EQUIPMENT--10.84%
       3,400        * Actel Corp ..................................      81,498
       2,600        * Advanced Energy Industries, Inc .............      49,062
       8,000        * Aeroflex, Inc ...............................      70,800
       1,800        * Anaren Microwave, Inc .......................      22,968
       1,200          Applied Signal Technology, Inc ..............      23,940
       3,000        * Arris Group, Inc ............................      17,250
         500        * Artesyn Technologies, Inc ...................       3,790
       2,600        * Artisan Components, Inc .....................      43,706
       4,100        * ATMI, Inc ...................................     103,607
       8,900        * Avanex Corp .................................      43,165
       4,700          Baldor Electric Co ..........................      99,217
       1,600        * Benchmark Electronics, Inc ..................      67,632
         450        * Brillian Corp ...............................       4,055
         900          C&D Technologies, Inc .......................      17,028
       1,000        * Catapult Communications Corp ................      12,580
       4,400        * C-COR.net Corp ..............................      29,040
       4,600        * Centillium Communications, Inc ..............      32,522
       1,300        * Ceradyne, Inc ...............................      33,631
       5,000        * Checkpoint Systems, Inc .....................      79,000
       7,400        * ChipPAC, Inc ................................      43,586
       1,800        * Comtech Telecommunications ..................      43,038
      41,500        * Conexant Systems, Inc .......................     234,890
      33,800        * Corvis Corp .................................      43,264
       2,800          CTS Corp ....................................      34,468
       1,200          Cubic Corp ..................................      30,144
         700        * Diodes, Inc .................................      14,413
       1,400        * Drexler Technology Corp .....................      19,628
       4,200        * DSP Group, Inc ..............................     104,622
       1,700        * Emerson Radio Corp ..........................       6,375
         100        * EMS Technologies, Inc .......................       1,698
       2,500        * Energy Conversion Devices, Inc ..............      26,275
       8,000        * Entegris, Inc ...............................      90,400
         300        * ESS Technology, Inc .........................       3,234
       3,700        * Exar Corp ...................................      52,281
      14,800        * Finisar Corp ................................      33,300
         900          Franklin Electric Co, Inc ...................      50,112
       4,357        * FuelCell Energy, Inc ........................      50,977
       4,300        * Genesis Microchip, Inc ......................      48,203
      16,279        * GlobespanVirata, Inc ........................     117,534
       2,100        * GrafTech International Ltd ..................      16,800
       9,500        * Harmonic, Inc ...............................      59,565
       4,000          Helix Technology Corp .......................      65,480
       3,600        * Hexcel Corp .................................      21,240
       3,200        * Hutchinson Technology, Inc ..................     105,920
       2,000        * Inet Technologies, Inc ......................      25,880
       2,900        * Innovex, Inc ................................      28,855
       2,900          Inter-Tel, Inc ..............................      71,195
       5,400        * InterVoice, Inc .............................      48,276
       2,500        * IXYS Corp ...................................      23,425
       2,600        * JNI Corp ....................................      18,070
      10,600        * Kopin Corp ..................................      73,458
      13,000        * Lattice Semiconductor Corp ..................      92,430
         900        * Lifeline Systems, Inc .......................      28,386
       2,800        * Littelfuse, Inc .............................      64,400
       1,800        * Manufacturers Services Ltd ..................       9,000
       4,300        * Mattson Technology, Inc .....................      38,958
       1,965        * Medis Technologies Ltd ......................      20,023
       3,300        * Mercury Computer Systems, Inc ...............      70,389
         800          Methode Electronics, Inc (Class A) ..........       9,448
         300        * Metrologic Instruments, Inc .................      10,797
       8,600        * Micrel, Inc .................................     104,834
       1,900        * Microsemi Corp ..............................      28,956
       3,400        * Monolithic System Technology, Inc ...........      28,594
       5,000        * Mykrolis Corp ...............................      60,700
       5,600        * New Focus, Inc ..............................      25,144
       3,700        * Omnivision Technologies, Inc ................     156,288
       4,400        * ON Semiconductor Corp .......................      18,040
      10,800        * Oplink Communications, Inc ..................      27,324
       1,900        * Optical Communication Products, Inc .........       4,484
         900        * OSI Systems, Inc ............................      15,570
         600          Park Electrochemical Corp ...................      13,650
       1,000        * Parthusceva, Inc ............................       8,590
       2,300        * Pemstar, Inc ................................       8,188
       3,300        * Photronics, Inc .............................      70,158
       5,300        * Pixelworks, Inc .............................      45,686
       6,100        * Plantronics, Inc ............................     145,607
       3,800        * Plexus Corp .................................      59,052
       3,500        * Plug Power, Inc .............................      18,029
       4,100        * Power Integrations, Inc .....................     136,284
       9,700        * Power-One, Inc ..............................      99,813
       8,000        * Powerwave Technologies, Inc .................      52,960
      19,000        * Proxim Corp (Class A) .......................      28,310
       1,000          Raven Industries, Inc .......................      24,650
       2,500        * Rayovac Corp ................................      36,500
       4,300        * Remec, Inc ..................................      43,860
      26,601        * RF Micro Devices, Inc .......................     247,123
       2,600        * Rogers Corp .................................      80,652
       4,200        * SBA Communications Corp .....................      13,440
         100        * SBS Technologies, Inc .......................       1,085
       3,700        * Seachange International, Inc ................      46,361
       9,200        * Semtech Corp ................................     169,832
      10,900        * Silicon Image, Inc ..........................      49,159
       8,200        * Silicon Storage Technology, Inc .............      71,750
         600        * Siliconix, Inc ..............................      30,144
         300        * Sipex Corp ..................................       2,355
      12,300        * Skyworks Solutions, Inc .....................     111,930
         300          Smith (A.O.) Corp ...........................       8,403
      30,700        * Sonus Networks, Inc .........................     212,751
       2,500        * Spectralink Corp ............................      46,700
       1,300        * Standard Microsystems Corp ..................      35,074
       1,200        * Stoneridge, Inc .............................      17,652
      13,100        * Stratex Networks, Inc .......................      50,435
       8,400        * Superconductor Technologies .................      33,012
       1,300        * Supertex, Inc ...............................      23,322
      15,900        * Sycamore Networks, Inc ......................      77,910
       3,700        * Symmetricom, Inc ............................      23,421
       2,500        * Synaptics, Inc ..............................      26,900
         300        * Technitrol, Inc .............................       5,523
       7,800        * Tekelec .....................................     121,758
      11,000        * Tellium, Inc ................................      15,510
         400        * Thomas & Betts Corp .........................       6,340
       2,200        * Three-Five Systems, Inc .....................      12,122
       1,900        * Tollgrade Communications, Inc ...............      30,533
      17,800        * Transmeta Corp ..............................      49,840
      12,400        * Triquint Semiconductor, Inc .................      69,440
       2,000        * TTM Technologies, Inc .......................      28,560
       1,800        * Ulticom, Inc ................................      18,954
       2,100        * Universal Display Corp ......................      21,819
       2,000        * Universal Electronics, Inc ..................      23,000
       2,700        * Valence Technology, Inc .....................       9,207
       4,400        * Varian Semiconductor Equipment
                        Associates, Inc ...........................     164,780
      10,200        * Verso Technologies, Inc .....................      38,250


                        SEE NOTES TO FINANCIAL STATEMENTS

                    2003 ANNUAL REPORT  TIAA-CREF Institutional Mutual Funds 137

     Statement of Investments - INSTITUTIONAL SMALL-CAP GROWTH INDEX FUND -
                               September 30, 2003
--------------------------------------------------------------------------------

      SHARES                                                          VALUE
      ------                                                          -----
 ELECTRONIC AND OTHER ELECTRIC EQUIPMENT--(Continued)
       2,600        * Viasat, Inc ................................. $    46,306
       2,900        * Vicor Corp ..................................      27,637
       1,500        * Virage Logic Corp ...........................      11,400
      31,900        * Vitesse Semiconductor Corp ..................     204,160
       6,800        * Westell Technologies, Inc ...................      50,932
       3,000        * White Electronic Designs Corp ...............      32,250
       3,100        * Wilson Greatbatch Technologies, Inc .........     111,755
         800          Woodhead Industries, Inc ....................      12,040
       4,000        * Xicor, Inc ..................................      37,160
                                                                    -----------
                      TOTAL ELECTRONIC AND OTHER ELECTRIC
                      EQUIPMENT                                       6,574,886
                                                                    -----------
 ENGINEERING AND MANAGEMENT SERVICES--4.57%
       2,200        * aaiPharma, Inc ..............................      37,642
       1,600        * Advisory Board Co ...........................      72,720
       3,000        * Antigenics, Inc .............................      36,600
       7,300        * Applera Corp (Celera Genomics Group) ........      85,337
       5,400        * Ariad Pharmaceuticals, Inc ..................      32,508
         800        * Bioreliance Corp ............................      20,448
       1,200        * Charles River Associates, Inc ...............      34,236
       3,500        * Ciphergen Biosystems, Inc ...................      43,225
       9,600        * Covance, Inc ................................     214,848
       4,400        * CuraGen Corp ................................      22,132
       4,400        * CV Therapeutics, Inc ........................      96,800
       2,300        * Decode Genetics, Inc ........................      10,833
       2,700        * Digitas, Inc ................................      19,602
       3,000        * Diversa Corp ................................      23,250
       2,800        * eResearch Technology, Inc ...................      97,524
       2,200        * Exact Sciences Corp .........................      29,700
       7,700        * Exelixis, Inc ...............................      54,978
       5,100        * Exult, Inc ..................................      41,004
       2,000        * Forrester Research, Inc .....................      28,660
       6,400        * FTI Consulting, Inc .........................     111,040
       1,400        * Gartner, Inc (Class A) ......................      15,428
       1,300        * Genencor International, Inc .................      20,397
       3,700        * Gen-Probe, Inc ..............................     200,429
       2,900        * Kosan Biosciences, Inc ......................      23,084
       1,000          Landauer, Inc ...............................      35,430
       3,500        * Luminex Corp ................................      23,625
         200        * MAXIMUS, Inc ................................       6,890
         300        * Maxygen, Inc ................................       3,060
         900        * MTC Technologies, Inc .......................      20,880
       4,200        * Myriad Genetics, Inc ........................      47,712
       6,400        * Navigant Consulting, Inc ....................      78,784
       2,100        * Neopharm, Inc ...............................      31,500
       1,000        * Newtek Business Services, Inc ...............       4,940
       1,800        * Parexel International Corp ..................      27,576
       4,300        * Per-Se Technologies, Inc ....................      68,800
       2,800        * PracticeWorks, Inc ..........................      60,116
         600        * PRG-Schultz International, Inc ..............       3,408
       3,500        * Regeneration Technologies, Inc ..............      31,675
       5,300        * Regeneron Pharmaceuticals, Inc ..............      93,651
       4,700        * Repligen Corp ...............................      25,333
       1,600        * Research Frontiers, Inc .....................      18,350
       3,200        * Resources Connection, Inc ...................      78,106
       1,900        * Right Management Consultants, Inc ...........      34,352
       3,300        * Savient Pharmaceuticals, Inc ................      16,665
       3,300        * Seattle Genetics, Inc .......................      20,031
         900        * SFBC International, Inc .....................      25,589
       3,700        * Symyx Technologies, Inc .....................      79,698
       1,000        * Tejon Ranch Co ..............................      33,300
       4,900        * Telik, Inc ..................................      98,245
       7,800        * Tetra Tech, Inc .............................     155,298
       3,000        * Transkaryotic Therapies, Inc ................      31,350
       1,300        * TRC Cos, Inc ................................      21,398
       2,100        * Trimeris, Inc ...............................      52,857
       6,772        * Tularik, Inc ................................      66,772
       4,600        * Watson Wyatt & Co Holdings ..................     103,546
                                                                    -----------
                      TOTAL ENGINEERING AND MANAGEMENT SERVICES       2,771,362
                                                                    -----------
FABRICATED METAL PRODUCTS--0.43%
       1,000        * Drew Industries, Inc ........................      18,510
       1,000        * Gulf Island Fabrication, Inc ................      15,040
       1,477        * Intermagnetics General Corp .................      33,026
       1,600        * Mobile Mini, Inc ............................      30,864
         100        * NCI Building Systems, Inc ...................       1,990
       1,000        * Silgan Holdings, Inc ........................      32,000
       2,400        * Simpson Manufacturing Co, Inc ...............      98,136
       2,900          Sturm Ruger & Co, Inc .......................      29,928
                                                                    -----------
                      TOTAL FABRICATED METAL PRODUCTS                   259,494
                                                                    -----------
 FOOD AND KINDRED PRODUCTS--0.61%
       2,400        * American Italian Pasta Co (Class A) .........      92,856
       1,000        * Boston Beer Co, Inc (Class A) ...............      15,920
         400          Coca-Cola Bottling Co Consolidated ..........      20,060
       8,800        * Darling International, Inc ..................      23,320
       9,300        * Hercules, Inc ...............................     105,369
       1,000        * Horizon Organic Holding Corp ................      23,940
       1,900        * Peets Coffee & Tea, Inc .....................      37,145
         100          Riviana Foods, Inc ..........................       2,840
         900          Sanderson Farms, Inc ........................      28,314
       1,000          Sensient Technologies Corp ..................      21,000
                                                                    -----------
                      TOTAL FOOD AND KINDRED PRODUCTS                   370,764
                                                                    -----------
 FOOD STORES--0.44%
       3,100        * 7-Eleven, Inc ...............................      42,563
       1,400        * Great Atlantic & Pacific Tea Co, Inc ........      11,354
       4,300        * Panera Bread Co (Class A) ...................     176,128
       3,600        * Wild Oats Markets, Inc ......................      39,348
                                                                    -----------
                      TOTAL FOOD STORES                                 269,393
                                                                    -----------
 FURNITURE AND FIXTURES--0.13%
       3,000        * Select Comfort Corp .........................      79,500
                                                                    -----------
                      TOTAL FURNITURE AND FIXTURES                       79,500
                                                                    -----------
 FURNITURE AND HOMEFURNISHINGS STORES--0.68%
       3,300        * Cost Plus, Inc ..............................     121,836
       2,100        * Electronics Boutique Holdings Corp ..........      59,997
       1,400        * EUniverse, Inc ..............................       2,940
       1,600        * Gamestop Corp ...............................      25,440
       2,100        * Guitar Center, Inc ..........................      67,536
         200        * Intertan, Inc ...............................       1,830
       1,881        * Kirkland's, Inc .............................      30,152
       1,500        * Linens `n Things, Inc .......................      35,670
       5,200        * The Bombay Co, Inc ..........................      51,220
       1,000        * Trans World Entertainment Corp ..............       5,650
         200        * Tweeter Home Entertainment Group, Inc .......       1,536
       1,000        * Ultimate Electronics, Inc ...................       9,490
                                                                    -----------
                      TOTAL FURNITURE AND HOMEFURNISHINGS STORES        413,297
                                                                    -----------
 GENERAL BUILDING CONTRACTORS--0.18%
         100          Brookfield Homes Corp .......................       1,853
       1,600          M/I Schottenstein Homes, Inc ................      63,472
         100        * Meritage Corp ...............................       4,725
       2,100        * Palm Harbor Homes, Inc ......................      35,973
                                                                    -----------
                      TOTAL GENERAL BUILDING CONTRACTORS                106,023
                                                                    -----------
 GENERAL MERCHANDISE STORES--0.43%
         300        * Brookstone, Inc .............................       5,949
       5,900          Fred's, Inc .................................     194,464
       2,100        * Tuesday Morning Corp ........................      58,443
                                                                    -----------
                      TOTAL GENERAL MERCHANDISE STORES                  258,856
                                                                    -----------
 HEALTH SERVICES--2.77%
       7,400        * Accredo Health, Inc .........................     207,126
       2,000        * American Healthways, Inc ....................      83,980


                       SEE NOTES TO FINANCIAL STATEMENTS

138  TIAA-CREF Institutional Mutual Funds  2003 ANNUAL REPORT

     Statement of Investments - INSTITUTIONAL SMALL-CAP GROWTH INDEX FUND -
                               September 30, 2003
--------------------------------------------------------------------------------

      SHARES                                                          VALUE
      ------                                                          -----
 HEALTH SERVICES--(CONTINUED)
       2,700        * Amsurg Corp ................................. $    89,073
      12,800        * Beverly Enterprises, Inc ....................      75,776
         900        * Chronimed, Inc ..............................       8,217
       1,000        * Corvel Corp .................................      35,550
       1,300        * Cross Country Healthcare, Inc ...............      18,317
       2,500        * CryoLife, Inc ...............................      15,400
       1,300        * Curative Health Services, Inc ...............      23,231
         910        * Dynacq International, Inc ...................      16,425
       3,490        * Enzo Biochem, Inc ...........................      68,090
       3,700        * Gentiva Health Services, Inc ................      42,550
       9,100          Hooper Holmes, Inc ..........................      60,515
       1,000        * IMPAC Medical Systems, Inc ..................      17,890
       1,300       b* Impath, Inc .................................       2,210
       4,800        * Inveresk Research Group, Inc ................      95,280
       1,000        * LabOne, Inc .................................      23,330
       5,800        * LifePoint Hospitals, Inc ....................     139,490
         100        * Matria Healthcare, Inc ......................       1,726
       2,800        * MIM Corp ....................................      21,000
       1,000        * National Healthcare Corp ....................      14,280
       4,950        * Odyssey HealthCare, Inc .....................     147,609
       1,800        * Option Care, Inc ............................      21,618
       3,400        * Pediatrix Medical Group, Inc ................     156,570
         800        * Province Healthcare Co ......................      10,360
         700        * RehabCare Group, Inc ........................      11,935
       3,600        * Select Medical Corp .........................     103,680
         900        * Specialty Laboratories, Inc .................      11,745
       1,900        * U.S. Physical Therapy, Inc ..................      23,239
       2,700        * United Surgical Partners International, Inc .      76,410
       1,800        * VistaCare, Inc (Class A) ....................      56,340
                                                                    -----------
                      TOTAL HEALTH SERVICES                           1,678,962
                                                                    -----------
 HEAVY CONSTRUCTION, EXCEPT BUILDING--0.02%
         600        * Insituform Technologies, Inc (Class A) ......      10,656
                                                                    -----------
                      TOTAL HEAVY CONSTRUCTION, EXCEPT BUILDING          10,656
                                                                    -----------
 HOLDING AND OTHER INVESTMENT OFFICES--2.63%
         200        * 4Kids Entertainment, Inc ....................       4,220
         800          Alabama National Bancorp ....................      38,000
         300        * Alexander's, Inc ............................      31,650
         700          Alexandria Real Estate Equities, Inc ........      33,621
         300          Capital Automotive REIT .....................       9,153
       1,000          Capitol Bancorp Ltd .........................      26,750
       1,900          Chateau Communities, Inc ....................      56,544
       1,000        * Cherokee, Inc ...............................      21,200
         100          Community Banks, Inc ........................       3,310
       3,700          Community First Bankshares, Inc .............      97,791
         200          Connecticut Bancshares, Inc .................      10,250
       2,700          Crown American Realty Trust .................      32,130
       1,000          Essex Property Trust, Inc ...................      62,710
         900          Fremont General Corp ........................      11,439
       1,100          German American Bancorp .....................      19,316
       1,000          Gladstone Capital Corp ......................      19,450
       2,300          Glimcher Realty Trust .......................      48,461
         100        * Hawthorne Financial Corp ....................       4,016
       1,000          IMPAC Mortgage Holdings, Inc ................      16,190
       4,575          iShares Russell 2000 Growth Index Fund ......     240,599
       1,500          Manufactured Home Communities, Inc ..........      58,770
       1,200          Mid Atlantic Realty Trust ...................      25,200
       1,600          Novastar Financial, Inc .....................      91,952
       2,100          Oriental Financial Group, Inc ...............      50,946
         900          Pacific Northwest Bancorp ...................      32,085
       2,700          Pennsylvania Real Estate Investment Trust ...      90,315
       1,000          PrivateBancorp, Inc .........................      33,110
       1,000          Prosperity Bancshares, Inc ..................      21,310
         900          Provident Bancorp, Inc ......................      37,818
         200          Quaker City Bancorp, Inc ....................       8,000
         100          RAIT Investment Trust .......................       2,296
       1,200          Sandy Spring Bancorp, Inc ...................      39,024
       1,800          Suffolk Bancorp .............................      59,922
         700          Sun Communities, Inc ........................      27,580
         800          Tanger Factory Outlet Centers, Inc ..........      29,400
       3,900          Taubman Centers, Inc ........................      76,440
         100          Tompkins Trustco, Inc .......................       4,575
         100          Town & Country Trust ........................       2,349
         200          U.S. Restaurant Properties, Inc .............       3,250
       1,000          United Mobile Homes, Inc ....................      15,070
         100          Universal Health Realty Income Trust ........       2,715
       3,400          Washington Real Estate Investment Trust .....      98,600
                                                                    -----------
                      TOTAL HOLDING AND OTHER INVESTMENT OFFICES      1,597,527
                                                                    -----------
 HOTELS AND OTHER LODGING PLACES--0.29%
       1,700        * Ameristar Casinos, Inc ......................      42,568
       5,000          Boyd Gaming Corp ............................      76,300
       2,000        * Choice Hotels International, Inc ............      58,040
                                                                    -----------
                      TOTAL HOTELS AND OTHER LODGING PLACES             176,908
                                                                    -----------
 INDUSTRIAL MACHINERY AND EQUIPMENT--4.49%
       1,000        * Aaon, Inc ...................................      16,420
       1,000        * Adaptec, Inc ................................       7,560
       9,500        * Advanced Digital Information Corp ...........     133,190
       1,000        * ASV, Inc ....................................      19,090
       5,900        * Asyst Technologies, Inc .....................      83,013
       6,100        * Axcelis Technologies, Inc ...................      50,386
         200          Briggs & Stratton Corp ......................      11,752
       5,200        * Brooks Automation, Inc ......................     108,680
       5,900        * Cirrus Logic, Inc ...........................      32,627
       3,200        * Computer Network Technology Corp ............      27,776
       9,500        * Concurrent Computer Corp ....................      36,005
      10,800        * Cray, Inc ...................................     118,584
       2,000        * Cuno, Inc ...................................      78,380
       5,400        * Cymer, Inc ..................................     222,480
       4,100        * Dot Hill Systems Corp .......................      56,416
       1,500        * Electronics For Imaging, Inc ................      34,980
       1,800          Engineered Support Systems, Inc .............     108,900
       5,300        * FalconStor Software, Inc ....................      33,178
       1,900        * Fargo Electronics, Inc ......................      23,940
       1,000        * General Binding Corp ........................      10,400
         600        * Global Power Equipment Group, Inc ...........       3,162
       8,600        * Handspring, Inc .............................       9,718
       2,000        * Hydril Co ...................................      40,520
       1,900        * Hypercom Corp ...............................      10,241
       2,100          IDEX Corp ...................................      76,524
       2,800          Iomega Corp .................................      31,192
       2,800        * Joy Global, Inc .............................      43,960
       1,100        * Kadant, Inc .................................      21,076
       2,200          Kaydon Corp .................................      52,228
       2,000        * Komag, Inc ..................................      35,040
       7,800        * Kulicke & Soffa Industries, Inc .............      84,552
         600          Lincoln Electric Holdings, Inc ..............      13,326
       1,800          Lindsay Manufacturing Co ....................      36,180
         600          Manitowoc Co, Inc ...........................      13,014
       2,600        * Micros Systems, Inc .........................      88,790
         100          Modine Manufacturing Co .....................       2,380
       3,000          Nordson Corp ................................      77,670
       2,700        * Oil States International, Inc ...............      34,263
       2,300        * Omnicell, Inc ...............................      37,352
       1,500        * Overland Storage, Inc .......................      22,125
       2,200        * Palm, Inc ...................................      43,010
       2,200        * Planar Systems, Inc .........................      47,190
       4,900        * Presstek, Inc ...............................      36,157
       3,700        * ProQuest Co .................................      97,310
       9,600        * Quantum Corp ................................      29,568
       3,700        * Rainbow Technologies, Inc ...................      33,818


                        SEE NOTES TO FINANCIAL STATEMENTS

                    2003 ANNUAL REPORT  TIAA-CREF Institutional Mutual Funds 139

     Statement of Investments - INSTITUTIONAL SMALL-CAP GROWTH INDEX FUND -
                               September 30, 2003
--------------------------------------------------------------------------------

      SHARES                                                          VALUE
      ------                                                          -----
 INDUSTRIAL MACHINERY AND EQUIPMENT--(CONTINUED)
      12,100        * Riverstone Networks, Inc .................... $    12,100
       1,000          Schawk, Inc .................................      11,920
       7,500        * Scientific Games Corp (Class A) .............      85,575
         900        * Semitool, Inc ...............................       7,164
       2,800        * Sigma Designs, Inc ..........................      24,052
         900        * Simpletech, Inc .............................       6,444
         600          Stewart & Stevenson Services, Inc ...........       9,012
      11,600        * Surebeam Corp (Class A) .....................      16,588
         800          Tennant Co ..................................      29,472
       2,700          Toro Co .....................................     121,500
       3,100        * Ultratech, Inc ..............................      87,482
       3,100        * Veeco Instruments, Inc ......................      61,876
         500          York International Corp .....................      17,295
                                                                    -----------
                      TOTAL INDUSTRIAL MACHINERY AND EQUIPMENT        2,724,603
                                                                    -----------
 INSTRUMENTS AND RELATED PRODUCTS--9.61%
       2,900        * Aclara BioSciences, Inc .....................      11,484
       2,900        * Advanced Neuromodulation Systems, Inc .......     115,710
       4,100        * Aksys Ltd ...................................      40,959
       2,800        * Alaris Medical Systems, Inc .................      46,480
       6,900        * Align Technology, Inc .......................      86,319
       3,100        * American Medical Systems Holdings, Inc ......      67,270
         200          Analogic Corp ...............................       9,600
       3,400          Arrow International, Inc ....................      78,200
       2,700        * Arthrocare Corp .............................      48,114
       1,500        * Aspect Medical Systems, Inc .................      15,405
       1,900          BEI Technologies, Inc .......................      29,640
       2,900        * Biolase Technology, Inc .....................      33,089
       2,130        * Bruker BioSciences Corp .....................       9,372
       1,200        * Candela Corp ................................      15,312
       1,000        * Cantel Medical Corp .........................      13,340
       8,500        * Cardiac Science, Inc ........................      35,360
       5,100        * Cardiodynamics International Corp ...........      22,899
       4,400        * Cepheid, Inc ................................      20,548
       2,300        * Cerus Corp ..................................      10,649
       2,000        * Cholestech Corp .............................      15,200
       1,000        * Closure Medical Corp ........................      24,390
       5,200          Cognex Corp .................................     136,708
       2,611        * Coherent, Inc ...............................      64,309
         500          Cohu, Inc ...................................       9,780
       1,100        * Cole National Corp ..........................      13,706
       2,700        * Conceptus, Inc ..............................      35,370
       2,500        * Concord Camera Corp .........................      26,625
       4,900          Cooper Cos, Inc .............................     199,675
       4,700        * Credence Systems Corp .......................      54,050
       3,700        * CTI Molecular Imaging, Inc ..................      54,649
       3,100        * Cyberonics, Inc .............................      95,666
      17,500        * Cytyc Corp ..................................     263,200
       2,800        * Dionex Corp .................................     110,208
         800        * DJ Orthopedics, Inc .........................      11,160
         800          EDO Corp ....................................      16,200
       1,200        * ESCO Technologies, Inc ......................      54,324
         900        * Exactech, Inc ...............................      14,715
       1,600        * Excel Technology, Inc .......................      40,000
       3,800        * FEI Co ......................................      88,692
       5,178        * Flir Systems, Inc ...........................     132,660
       3,700        * Fossil, Inc .................................      89,651
       1,200        * Haemonetics Corp ............................      28,332
         200        * Herley Industries, Inc ......................       3,504
       1,600        * ICU Medical, Inc ............................      43,536
       2,800        * Igen International, Inc .....................     161,840
       1,900        * Ii-Vi, Inc ..................................      37,981
       2,800        * Inamed Corp .................................     205,660
       2,800        * Integra LifeSciences Holding ................      79,212
         100        * Integrated Defense Technology, Inc ..........       1,678
       2,600        * Interpore International .....................      39,936
       3,000        * Intuitive Surgical, Inc .....................      50,040
       1,900          Invacare Corp ...............................      71,402
       2,000        * Invision Technologies, Inc ..................      48,680
       2,600        * I-Stat Corp .................................      34,762
       3,100        * Itron, Inc ..................................      62,217
       3,700        * Ixia ........................................      40,030
       1,900          Keithley Instruments, Inc ...................      26,885
       1,200        * Kensey Nash Corp ............................      28,176
       1,500        * KVH Industries, Inc .........................      37,815
       2,700        * Kyphon, Inc .................................      52,650
       2,000        * Laserscope ..................................      23,500
       8,200        * Lexar Media, Inc ............................     139,728
       7,600        * LTX Corp ....................................      85,576
       1,100        * Medical Action Industries, Inc ..............      14,322
       6,200          Mentor Corp .................................     141,360
       2,533        * Merit Medical Systems, Inc ..................      55,979
       2,000        * Micro Therapeutics, Inc .....................      10,580
       3,400        * MKS Instruments, Inc ........................      73,644
       2,100        * Molecular Devices Corp ......................      36,582
         800          MTS Systems Corp ............................      12,176
       1,000        * Newport Corp ................................      14,100
       2,900        * Novoste Corp ................................      12,789
       3,700          Oakley, Inc .................................      37,000
         800        * Ocular Sciences, Inc ........................      17,824
       4,600        * Orbital Sciences Corp .......................      42,688
       5,700        * Orthologic Corp .............................      30,666
       2,400        * Osteotech, Inc ..............................      19,656
       2,500        * Photon Dynamics, Inc ........................      72,875
       8,900        * Pinnacle Systems, Inc .......................      75,027
       2,400        * Possis Medical, Inc .........................      37,440
       1,000        * Retractable Technologies, Inc ...............       6,110
         100        * Rofin-Sinar Technologies, Inc ...............       2,099
       4,200          Roper Industries, Inc .......................     182,910
       1,700        * Rudolph Technologies, Inc ...................      32,827
       2,100        * Sonic Solutions, Inc ........................      29,253
       2,200        * SonoSite, Inc ...............................      44,022
       2,600        * Staar Surgical Co ...........................      27,586
       3,800        * Star Scientific, Inc ........................       6,916
       4,700        * Sybron Dental Specialties, Inc ..............     117,829
       1,300        * Synovis Life Technologies, Inc ..............      31,785
       6,300        * Techne Corp .................................     200,277
       3,700        * Therasense, Inc .............................      46,213
       7,300        * Thoratec Corp ...............................     124,027
       4,900        * Trimble Navigation Ltd ......................     113,435
       3,400        * TriPath Imaging, Inc ........................      29,580
       1,900          United Industrial Corp ......................      30,210
       4,500        * Varian, Inc .................................     140,940
       1,900        * Ventana Medical Systems, Inc ................      76,570
       6,000        * Visx, Inc ...................................     114,300
       1,400        * Vital Images, Inc ...........................      26,207
       5,700        * Vivus, Inc ..................................      19,950
       2,400        * Wright Medical Group, Inc ...................      60,672
       3,000          X-Rite, Inc .................................      33,960
         700          Young Innovations, Inc ......................      22,407
       1,300        * Zoll Medical Corp ...........................      41,665
                                                                    -----------
                      TOTAL INSTRUMENTS AND RELATED PRODUCTS          5,830,286
                                                                    -----------
 INSURANCE AGENTS, BROKERS AND SERVICE--0.32%
         200        * Clark, Inc ..................................       2,668
       4,700          Hilb, Rogal & Hamilton Co ...................     145,888
       3,600        * USI Holdings Corp ...........................      46,836
                                                                    -----------
                      TOTAL INSURANCE AGENTS, BROKERS AND SERVICE       195,392
                                                                    -----------
 INSURANCE CARRIERS--1.07%
       2,000          21st Century Insurance Group ................      27,560
         800          Alfa Corp ...................................      10,016


                       SEE NOTES TO FINANCIAL STATEMENTS

140  TIAA-CREF Institutional Mutual Funds  2003 ANNUAL REPORT

     Statement of Investments - INSTITUTIONAL SMALL-CAP GROWTH INDEX FUND -
                               September 30, 2003
--------------------------------------------------------------------------------

      SHARES                                                          VALUE
      ------                                                          -----
 INSURANCE CARRIERS--(Continued)
       1,100        * American Medical Security Group, Inc ........ $    22,341
       3,200        * AMERIGROUP Corp .............................     142,816
       2,800        * Centene Corp ................................      85,092
       4,700        * Citizens, Inc ...............................      37,835
       2,400        * HealthExtras, Inc ...........................      20,664
         200        * Navigators Group, Inc .......................       6,542
         600        * Philadelphia Consolidated Holding Corp ......      27,720
       3,200        * ProAssurance Corp ...........................      82,656
       1,900          Selective Insurance Group, Inc ..............      56,544
       3,600        * Sierra Health Services, Inc .................      73,980
         320        * Wellpoint Health Networks, Inc ..............      24,666
       1,000          Zenith National Insurance Corp ..............      27,820
                                                                    -----------
                      TOTAL INSURANCE CARRIERS                          646,252
                                                                    -----------
 LEATHER AND LEATHER PRODUCTS--0.20%
       1,700          K-Swiss, Inc (Class A) ......................      61,183
         200        * Steven Madden Ltd ...........................       3,794
       3,000          Wolverine World Wide, Inc ...................      58,200
                                                                    -----------
                      TOTAL LEATHER AND LEATHER PRODUCTS                123,177
                                                                    -----------
 LEGAL SERVICES--0.09%
       2,400        * Pre-Paid Legal Services, Inc ................      56,208
                                                                    -----------
                      TOTAL LEGAL SERVICES                               56,208
                                                                    -----------
 LUMBER AND WOOD PRODUCTS--0.14%
         600          American Woodmark Corp ......................      26,856
       8,000        * Champion Enterprises, Inc ...................      50,800
       1,000        * Modtech Holdings, Inc .......................       7,940
                                                                    -----------
                      TOTAL LUMBER AND WOOD PRODUCTS                     85,596
                                                                    -----------
 METAL MINING--0.33%
         900        * Cleveland-Cliffs, Inc .......................      23,040
      27,900        * Coeur D'alene Mines Corp ....................      86,769
       8,700        * Hecla Mining Co .............................      45,588
       2,500          Royal Gold, Inc .............................      45,750
                                                                    -----------
                      TOTAL METAL MINING                                201,147
                                                                    -----------
 MISCELLANEOUS MANUFACTURING INDUSTRIES--0.57%
       2,300        * Daktronics, Inc. ............................      36,823
      11,100        * Identix, Inc ................................      58,053
       1,000        * Lydall, Inc .................................      12,010
       2,300          Nautilus Group, Inc .........................      29,026
         800        * RC2 Corp ....................................      15,368
       2,600        * Shuffle Master, Inc .........................      70,668
       4,800        * Yankee Candle Co, Inc .......................     122,304
                                                                    -----------
                      TOTAL MISCELLANEOUS MANUFACTURING
                      INDUSTRIES                                        344,252
                                                                    -----------
 MISCELLANEOUS RETAIL--1.45%
       2,900        * 1-800-Flowers.com, Inc (Class A) ............      21,808
       1,900        * AC Moore Arts & Crafts, Inc .................      42,332
       1,800        * Big 5 Sporting Goods Corp ...................      27,504
       1,700        * Blue Rhino Corp .............................      18,836
       1,800        * Coldwater Creek, Inc ........................      17,676
       2,000        * Dick's Sporting Goods, Inc ..................      74,680
       4,800        * Drugstore.com, Inc ..........................      36,720
       1,300        * Duane Reade, Inc ............................      20,735
          80        * FAO, Inc ....................................         332
         600        * FTD, Inc (Class A) ..........................      13,506
         600        * Galyans Trading Co, Inc .....................       6,126
       2,100          Hancock Fabrics, Inc ........................      33,138
       1,600        * Hibbett Sporting Goods, Inc .................      38,272
       2,600        * Jill (J.) Group, Inc ........................      29,900
       1,400        * Overstock.com, Inc ..........................      20,849
       1,700        * Party City Corp .............................      21,046
         300        * PC Connection, Inc ..........................       2,820
       5,500        * Petco Animal Supplies, Inc ..................     171,600
       3,199        * Priceline.com, Inc ..........................      92,739
       1,500        * Sharper Image Corp ..........................      34,590
       1,270        * Sports Authority, Inc .......................      40,018
       5,800        * Summit America Television, Inc ..............      16,878
       2,600        * Valuevision International, Inc (Class A) ....      41,366
         800        * Whitehall Jewellers, Inc ....................       8,968
       1,100          World Fuel Services Corp ....................      30,877
         300        * Zale Corp ...................................      13,323
                                                                    -----------
                      TOTAL MISCELLANEOUS RETAIL                        876,639
                                                                    -----------
 MOTION PICTURES--0.87%
       4,700        * Avid Technology, Inc ........................     248,348
       8,200        * Hollywood Entertainment Corp ................     139,400
       3,700        * Movie Gallery, Inc ..........................      72,705
       1,700        * NetFlix, Inc ................................      57,137
       2,000        * Reading International, Inc ..................      11,420
                                                                    -----------
                      TOTAL MOTION PICTURES                             529,010
                                                                    -----------
 NONDEPOSITORY INSTITUTIONS--0.78%
       1,000        * Accredited Home Lenders Holding Co ..........      21,710
       1,600          American Home Mortgage Holdings, Inc ........      28,112
       2,700          Charter Municipal Mortgage Acceptance Co ....      49,626
       1,200        * CompuCredit Corp ............................      21,000
         700        * Credit Acceptance Corp ......................       7,945
       6,800        * E-Loan, Inc .................................      24,684
       1,200        * Federal Agricultural Mortgage Corp
                        (Class C) .................................      32,400
         100        * Financial Federal Corp ......................       3,051
       4,350          New Century Financial Corp ..................     123,192
         200        * Saxon Capital, Inc ..........................       3,428
         854        * United PanAm Financial Corp .................      14,868
       1,100          Westcorp ....................................      38,445
       1,800        * WFS Financial, Inc ..........................      66,654
       2,600        * World Acceptance Corp .......................      35,230
                                                                    -----------
                      TOTAL NONDEPOSITORY INSTITUTIONS                  470,345
                                                                    -----------
 OIL AND GAS EXTRACTION--2.41%
         100          Berry Petroleum Co (Class A) ................       1,828
       2,100          Cabot Oil & Gas Corp (Class A) ..............      54,600
       5,400        * Cal Dive International, Inc .................     104,976
         600        * Clayton Williams Energy, Inc ................      11,310
       1,900        * Comstock Resources, Inc .....................      25,384
       6,200        * Evergreen Resources, Inc ....................     167,400
      25,600        * Grey Wolf, Inc ..............................      89,088
       3,500        * Hanover Compressor Co .......................      34,650
         200        * Horizon Offshore, Inc .......................         822
       2,700        * KCS Energy, Inc .............................      18,360
         700        * McMoRan Exploration Co ......................       7,336
      10,300        * Newpark Resources, Inc ......................      44,290
       3,200        * Oceaneering International, Inc ..............      75,264
       3,900          Patina Oil & Gas Corp .......................     141,336
       1,000          Penn Virginia Corp ..........................      44,200
       1,600        * Plains Exploration & Production Co ..........      19,952
       1,600        * Prima Energy Corp ...........................      40,400
       1,800        * Quicksilver Resources, Inc ..................      43,974
       3,200        * Remington Oil & Gas Corp ....................      58,080
       1,900          RPC, Inc ....................................      19,000
       5,600        * Southwestern Energy Co ......................     101,360
       1,800          St. Mary Land & Exploration Co ..............      45,576
       7,300        * Superior Energy Services, Inc ...............      71,540
       3,000        * Tetra Technologies, Inc .....................      61,860
       5,600        * Unit Corp ...................................     105,504
       1,500        * Veritas DGC, Inc ............................      11,970
       3,600        * W-H Energy Services, Inc ....................      64,080
                                                                    -----------
                      TOTAL OIL AND GAS EXTRACTION                    1,464,140
                                                                    -----------
 PAPER AND ALLIED PRODUCTS--0.13%
       3,000        * Playtex Products, Inc .......................      17,880
       5,100          Wausau-Mosinee Paper Corp ...................      62,271
                                                                    -----------
                      TOTAL PAPER AND ALLIED PRODUCTS                     80,151
                                                                    -----------


                        SEE NOTES TO FINANCIAL STATEMENTS

                    2003 ANNUAL REPORT  TIAA-CREF Institutional Mutual Funds 141

     Statement of Investments - INSTITUTIONAL SMALL-CAP GROWTH INDEX FUND -
                               September 30, 2003
--------------------------------------------------------------------------------

      SHARES                                                          VALUE
      ------                                                          -----
 PERSONAL SERVICES--0.11%
       1,100          CPI Corp .................................... $    20,240
       3,300        * Coinstar, Inc ...............................      44,385
                                                                    -----------
                      TOTAL PERSONAL SERVICES                            64,625
                                                                    -----------
 PETROLEUM AND COAL PRODUCTS--0.44%
       2,800          ElkCorp .....................................      65,968
       3,300          Frontier Oil Corp ...........................      48,510
       4,100        * Headwaters, Inc .............................      66,010
       1,200          Holly Corp ..................................      29,736
       1,800          WD-40 Co ....................................      57,042
                                                                    -----------
                      TOTAL PETROLEUM AND COAL PRODUCTS                 267,266
                                                                    -----------
 PRIMARY METAL INDUSTRIES--0.99%
       8,855        * Andrew Corp .................................     108,828
       3,600        * Cable Design Technologies Corp ..............      28,800
       1,000        * Encore Wire Corp ............................      13,200
       4,000        * General Cable Corp ..........................      31,840
       1,000          Gibraltar Steel Corp ........................      22,040
       1,800        * Liquidmetal Technologies, Inc ...............       5,670
       3,900        * Lone Star Technologies, Inc .................      52,611
       4,600          Matthews International Corp (Class A) .......     121,486
       6,500        * Maverick Tube Corp ..........................     100,880
       1,400        * Mueller Industries, Inc .....................      35,630
       1,000          NN, Inc .....................................      12,860
         100        * NS Group, Inc ...............................         646
       2,100          Ryerson Tull, Inc ...........................      16,380
       2,500        * Steel Dynamics, Inc .........................      37,850
         800          Tredegar Corp ...............................      12,040
                                                                    -----------
                      TOTAL PRIMARY METAL INDUSTRIES                    600,761
                                                                    -----------
 PRINTING AND PUBLISHING--0.57%
       2,700          Bowne & Co, Inc .............................      40,365
         200          Courier Corp ................................      10,182
         900          Ennis Business Forms, Inc ...................      12,069
       3,500          Harland (John H.) Co ........................      92,645
       6,300          Hollinger International, Inc ................      77,805
       1,100        * Information Holdings, Inc ...................      22,033
       2,700        * Mail-Well, Inc ..............................       9,450
       1,200        * Martha Stewart Living Omnimedia, Inc
                        (Class A) .................................      11,100
         700          New England Business Services, Inc ..........      18,634
       1,900        * Playboy Enterprises, Inc (Class B) ..........      27,645
         600          Standard Register Co ........................       9,960
       1,000          Thomas Nelson, Inc ..........................      13,810
                                                                    -----------
                      TOTAL PRINTING AND PUBLISHING                     345,698
                                                                    -----------
 RAILROAD TRANSPORTATION--0.04%
       1,000        * Genesee & Wyoming, Inc (Class A) ............      23,710
                                                                    -----------
                      TOTAL RAILROAD TRANSPORTATION                      23,710
                                                                    -----------
 REAL ESTATE--0.05%
       1,000          Consolidated-Tomoka Land Co .................      29,010
                                                                    -----------
                      TOTAL REAL ESTATE                                  29,010
                                                                    -----------
 RUBBER AND MISCELLANEOUS PLASTICS PRODUCTS--0.44%
       1,200        * Applied Films Corp ..........................      35,676
       1,800        * Jarden Corp .................................      67,950
       1,000          Quixote Corp ................................      25,150
         700        * Skechers U.S.A., Inc (Class A) ..............       5,194
         200          Spartech Corp ...............................       4,260
       1,200        * Trex Co, Inc ................................      37,260
       6,300          Tupperware Corp .............................      84,294
         400        * Vans, Inc ...................................       4,360
                                                                    -----------
                      TOTAL RUBBER AND MISCELLANEOUS PLASTICS
                      PRODUCTS                                          264,144
                                                                    -----------
 SECURITY AND COMMODITY BROKERS--0.56%
       3,300        * Affiliated Managers Group, Inc ..............     207,240
         100          First Albany Cos, Inc .......................       1,275
         800        * Gabelli Asset Management, Inc (Class A) .....      28,528
       4,900        * Investment Technology Group, Inc ............      93,982
         200          Value Line, Inc .............................       9,600
                                                                    -----------
                      TOTAL SECURITY AND COMMODITY BROKERS              340,625
                                                                    -----------
 SOCIAL SERVICES--0.13%
       2,000        * Bright Horizons Family Solutions, Inc .......      79,900
                                                                    -----------
                      TOTAL SOCIAL SERVICES                              79,900
                                                                    -----------
 SPECIAL TRADE CONTRACTORS--0.04%
         100        * EMCOR Group, Inc ............................       4,255
       3,100        * Integrated Electrical Services, Inc .........      21,390
                                                                    -----------
                      TOTAL SPECIAL TRADE CONTRACTORS                    25,645
                                                                    -----------
 STONE, CLAY, AND GLASS PRODUCTS--0.42%
       2,900        * Cabot Microelectronics Corp .................     161,646
       1,700          CARBO Ceramics, Inc .........................      61,472
       1,100          Libbey, Inc .................................      30,591
                                                                    -----------
                      TOTAL STONE, CLAY, AND GLASS PRODUCTS             253,709
                                                                    -----------
 TEXTILE MILL PRODUCTS--0.02%
         300          Albany International Corp (Class A) .........       9,252
                                                                    -----------
                      TOTAL TEXTILE MILL PRODUCTS                         9,252
                                                                    -----------
 TOBACCO PRODUCTS--0.09%
       3,643          Vector Group Ltd ............................      52,466
                                                                    -----------
                      TOTAL TOBACCO PRODUCTS                             52,466
                                                                    -----------
 TRANSPORTATION BY AIR--0.94%
      10,200        * Airtran Holdings, Inc .......................     170,850
       3,100        * America West Holdings Corp (Class B) ........      30,163
      15,700        * AMR Corp ....................................     179,765
       1,300        * Atlantic Coast Airlines Holdings, Inc .......      11,063
       4,700        * ExpressJet Holdings, Inc ....................      64,860
       1,700        * Forward Air Corp ............................      47,005
       4,100        * Mesa Air Group, Inc .........................      45,510
         300        * Offshore Logistics, Inc .....................       6,090
         900          Skywest, Inc ................................      15,588
                                                                    -----------
                      TOTAL TRANSPORTATION BY AIR                       570,894
                                                                    -----------
 TRANSPORTATION EQUIPMENT--1.54%
         700        * AAR Corp ....................................       5,614
         700          Arctic Cat, Inc .............................      13,531
       3,500          Clarcor, Inc ................................     136,500
       4,000          Federal Signal Corp .........................      59,600
         200        * Fleetwood Enterprises, Inc ..................       1,854
         200          Heico Corp ..................................       2,720
       1,000          Marine Products Corp ........................      14,720
       4,400          Oshkosh Truck Corp ..........................     174,284
         400          Standard Motor Products, Inc ................       4,040
         100        * Strattec Security Corp ......................       4,766
       1,500          Superior Industries International, Inc ......      60,825
       4,900        * Teledyne Technologies, Inc ..................      71,295
       2,800          Thor Industries, Inc ........................     151,256
       4,100        * Wabash National Corp ........................      65,395
       5,000          Wabtec Corp .................................      79,250
       2,000          Winnebago Industries, Inc ...................      89,160
                                                                    -----------
                      TOTAL TRANSPORTATION EQUIPMENT                    934,810
                                                                    -----------
 TRANSPORTATION SERVICES--0.28%
         900        * Ambassadors Group, Inc ......................      15,309
       4,500        * EGL, Inc ....................................      81,810
       3,512        * Pacer International, Inc ....................      69,994
                                                                    -----------
                      TOTAL TRANSPORTATION SERVICES                     167,113
                                                                    -----------
 TRUCKING AND WAREHOUSING--0.58%
       1,000        * Covenant Transport, Inc (Class A) ...........      18,400
       4,000          Heartland Express, Inc ......................      96,080
       2,300        * Landstar System, Inc ........................     140,346
       1,700        * Old Dominion Freight Line ...................      49,453
       1,000        * P.A.M. Transportation Services ..............      20,520
         100        * SCS Transportation, Inc .....................       1,510


                       SEE NOTES TO FINANCIAL STATEMENTS

142  TIAA-CREF Institutional Mutual Funds  2003 ANNUAL REPORT

     Statement of Investments - INSTITUTIONAL SMALL-CAP GROWTH INDEX FUND -
                               September 30, 2003
--------------------------------------------------------------------------------

      SHARES                                                          VALUE
      ------                                                          -----
 TRUCKING AND WAREHOUSING--(CONTINUED)
           900       *         YELLOW CORP ........................ $    26,892
                      TOTAL TRUCKING AND WAREHOUSING ..............     353,201
                                                                    -----------
 WATER TRANSPORTATION--0.10%
       2,000        * Gulfmark Offshore, Inc ......................      28,100
         500        * Kirby Corp ..................................      14,350
       1,000          Maritrans, Inc ..............................      15,000
                                                                    -----------
                      TOTAL WATER TRANSPORTATION                         57,450
                                                                    -----------
 WHOLESALE TRADE-DURABLE GOODS--1.23%
         900        * 1-800 Contacts, Inc .........................      18,162
         300          Action Performance Cos, Inc .................       7,332
         700        * Anixter International, Inc ..................      15,939
       1,800        * Audiovox Corp (Class A) .....................      22,734
         800          Barnes Group, Inc ...........................      20,768
       1,000        * Boyds Collection Ltd ........................       4,510
       2,300        * Global Imaging Systems, Inc .................      56,580
       1,000        * Insight Enterprises, Inc ....................      15,220
       2,000        * Keystone Automotive Industries, Inc .........      43,400
       3,700        * Knight Transportation, Inc ..................      92,759
       4,300          Owens & Minor, Inc ..........................     103,630
       2,900        * PSS World Medical, Inc ......................      25,723
       1,700        * Scansource, Inc .............................      62,118
       4,650        * SCP Pool Corp ...............................     129,363
       1,000        * WESCO International, Inc ....................       5,230
       6,297        * Zoran Corp ..................................     122,792
                                                                    -----------
                      TOTAL WHOLESALE TRADE-DURABLE GOODS               746,260
                                                                    -----------
 WHOLESALE TRADE-NONDURABLE GOODS--1.13%
         800          Advanced Marketing Services, Inc ............       8,176
       3,700        * Allscripts Healthcare Solutions, Inc ........      15,096
       1,000        * Central European Distribution Corp ..........      27,350
         400          D&K Healthcare Resources, Inc ...............       5,624
       1,100          Getty Realty Corp ...........................      26,950
         600        * Green Mountain Coffee, Inc ..................      11,886
         400        * Hain Celestial Group, Inc ...................       7,252
       1,000          Kenneth Cole Productions, Inc (Class A) .....      26,110
         100        * Maui Land & Pineapple Co ....................       2,586
         500        * Men's Wearhouse, Inc ........................      12,825
         400          Nash Finch Co ...............................       6,200
       1,600          Nu Skin Enterprises, Inc (Class A) ..........      20,400
       3,200          Perrigo Co ..................................      40,736
       3,100        * Plains Resources, Inc .......................      38,590
       5,300        * Priority Healthcare Corp (Class B) ..........     108,862
         300        * School Specialty, Inc .......................       8,463
       1,100          Standard Commercial Corp ....................      20,240
       4,600        * Tractor Supply Co ...........................     150,926
       3,000        * United Natural Foods, Inc ...................      99,570
       1,200        * United Stationers, Inc ......................      45,216
                                                                    -----------
                      TOTAL WHOLESALE TRADE-NONDURABLE GOODS            683,058
                                                                    -----------

                      TOTAL COMMON STOCK
                       (COST $48,446,143)                            60,547,629
                                                                    -----------
                      TOTAL PORTFOLIO--99.84%
                       (COST $48,446,143)                            60,547,629

                      OTHER ASSETS & LIABILITIES, NET--0.16%             99,428
                                                                    -----------
                      NET ASSETS--100.00%                           $60,647,057
                                                                    ===========


------------
*  Non-income producing
b  In bankruptcy

At September 30, 2003, the aggregate cost of portfolio investments for federal income tax purposes was $48,546,044. Net unrealized appreciation of portfolio investments aggregated $12,001,585 of which $13,946,226 related to appreciated portfolio investments and $1,944,641 related to depreciated portfolio investments.


                        SEE NOTES TO FINANCIAL STATEMENTS

                    2003 ANNUAL REPORT  TIAA-CREF Institutional Mutual Funds 143

      Statement of Investments - INSTITUTIONAL SMALL-CAP VALUE INDEX FUND -
                               September 30, 2003
--------------------------------------------------------------------------------

                                Summary by Industry

                                                             VALUE           %
--------------------------------------------------------------------------------
COMMON STOCK:
Agricultural Production-Crops ..........................  $   36,816       0.07%
Amusement and Recreation Services ......................     380,651       0.73
Apparel and Accessory Stores ...........................     814,472       1.56
Apparel and Other Textile Products .....................     294,548       0.57
Auto Repair, Services and Parking ......................     137,364       0.26
Automotive Dealers and Service Stations ................     366,430       0.70
Building Materials and Garden Supplies .................     267,354       0.51
Business Services ......................................   2,676,808       5.14
Chemicals and Allied Products ..........................   2,033,471       3.90
Coal Mining ............................................     215,668       0.41
Communications .........................................     999,560       1.92
Depository Institutions ................................   6,652,687      12.77
Eating and Drinking Places .............................     551,674       1.06
Electric, Gas, and Sanitary Services ...................   2,856,833       5.49
Electronic and Other Electric Equipment ................   2,212,151       4.25
Engineering and Management Services ....................     964,386       1.85
Executive, Legislative and General .....................       5,895       0.01
Fabricated Metal Products ..............................     610,538       1.17
Food and Kindred Products ..............................     853,933       1.64
Food Stores ............................................     178,853       0.34
Furniture and Fixtures .................................      92,344       0.18
Furniture and Homefurnishings Stores ...................     252,655       0.49
General Building Contractors ...........................     548,354       1.05
General Merchandise Stores .............................     469,376       0.90
Health Services ........................................     424,261       0.82
Heavy Construction, Except Building ....................     126,500       0.24
Holding and Other Investment Offices ...................   7,297,934      14.02
Hotels and Other Lodging Places ........................     348,835       0.67
Industrial Machinery and Equipment .....................   3,073,386       5.90
Instruments and Related Products .......................   1,304,004       2.50
Insurance Agents, Brokers and Service ..................      31,804       0.06
Insurance Carriers .....................................   2,160,216       4.16
Justice, Public Order and Safety .......................      22,165       0.04
Leather and Leather Products ...........................     189,543       0.36
Lumber and Wood Products ...............................     132,371       0.25
Metal Mining ...........................................      84,412       0.16
Miscellaneous Manufacturing Industries .................     355,792       0.68
Miscellaneous Retail ...................................     750,264       1.44
Motion Pictures ........................................      54,940       0.11
Nondepository Institutions .............................     358,256       0.69
Nonmetallic Minerals, Except Fuels .....................      32,136       0.06
Oil and Gas Extraction .................................   1,604,877       3.08
Paper and Allied Products ..............................     517,719       0.99
Personal Services ......................................     168,868       0.32
Petroleum and Coal Products ............................     104,772       0.20
Primary Metal Industries ...............................   1,012,724       1.95
Printing and Publishing ................................     644,906       1.24
Railroad Transportation ................................     166,738       0.32
Real Estate ............................................     214,946       0.41
Rubber and Miscellaneous Plastics Products .............     566,101       1.10
Security and Commodity Brokers .........................     244,689       0.47
Special Trade Contractors ..............................     369,866       0.71
Stone, Clay, and Glass Products ........................     202,059       0.39
Textile Mill Products ..................................     135,882       0.26
Tobacco Products .......................................     139,029       0.27
Transportation By Air ..................................     710,449       1.36
Transportation Equipment ...............................     852,338       1.64
Transportation Services ................................     190,217       0.37
Trucking and Warehousing ...............................     417,325       0.80
Water Transportation ...................................     288,289       0.55
Wholesale Trade-Durable Goods ..........................   1,133,287       2.18
Wholesale Trade-Nondurable Goods                             907,239       1.74
                                                         -----------     ------
TOTAL COMMON STOCK (COST $46,304,146) ..................  51,811,960      99.49
                                                         -----------     ------

TOTAL PORTFOLIO (COST $46,304,146) .....................  51,811,960      99.49
OTHER ASSETS & LIABILITIES, NET ........................     267,885       0.51
                                                         -----------     ------
NET ASSETS ............................................. $52,079,845     100.00%
                                                         ===========     ======

                          ----------------------------

      SHARES                                                           VALUE
      ------                                                           -----
COMMON STOCK--99.49%
 AGRICULTURAL PRODUCTION-CROPS--0.07%
       1,600          Delta & Pine Land Co ........................ $    36,816
                                                                    -----------
                      TOTAL AGRICULTURAL PRODUCTION-CROPS                36,816
                                                                    -----------
 AMUSEMENT AND RECREATION SERVICES--0.73%
       2,100        * Argosy Gaming Co ............................      51,240
       3,700        * Aztar Corp ..................................      65,527
       4,200        * Bally Total Fitness Holding Corp ............      36,330
         700          Churchill Downs, Inc ........................      26,586
         400          Dover Downs Gaming & Entertainment, Inc .....       3,288
       1,900          Dover Motorsport, Inc .......................       7,144
       1,600        * Gaylord Entertainment Co ....................      39,280
         800        * Isle Of Capri Casinos, Inc ..................      15,848
       5,100        * Magna Entertainment Corp (Class A) ..........      21,216
      12,300        * Six Flags, Inc ..............................      64,698
         400          Speedway Motorsports, Inc ...................      11,804
       1,000        * WMS Industries, Inc .........................      22,660
       1,500          World Wrestling Federation
                        Entertainment, Inc ........................      15,030
                                                                    -----------
                      TOTAL AMUSEMENT AND RECREATION SERVICES           380,651
                                                                    -----------
 APPAREL AND ACCESSORY STORES--1.56%
       2,600        * American Eagle Outfitters, Inc ..............      38,636
       5,100        * AnnTaylor Stores Corp .......................     163,914
       1,000          Buckle, Inc .................................      19,260
       2,400          Burlington Coat Factory Warehouse Corp ......      44,880
       2,200          Cato Corp (Class A) .........................      44,374
         568        * Charlotte Russe Holding, Inc ................       5,845
      13,536        * Charming Shoppes, Inc .......................      77,291
         100        * Children's Place Retail Stores, Inc .........       1,715
         593          Deb Shops, Inc ..............................      10,882
       2,500        * Dress Barn, Inc .............................      34,250
       2,300        * Finish Line, Inc (Class A) ..................      60,490
       2,500        * Footstar, Inc ...............................      16,900
       2,700        * Genesco, Inc ................................      43,362
       2,400          Goody's Family Clothing, Inc ................      23,664
         300          Oshkosh B'gosh, Inc (Class A) ...............       7,716
       9,000        * Payless Shoesource, Inc .....................     116,460
         500        * Shoe Carnival, Inc ..........................       7,150
       2,000        * Stage Stores, Inc ...........................      50,960
       2,900        * Wet Seal, Inc (Class A) .....................      29,145
       2,200        * Wilsons The Leather Experts, Inc ............      17,578
                                                                    -----------
                      TOTAL APPAREL AND ACCESSORY STORES                814,472
                                                                    -----------
 APPAREL AND OTHER TEXTILE PRODUCTS--0.57%
       4,000        * Collins & Aikman Corp .......................      13,520
       1,000        * Guess?, Inc .................................       8,900
       3,500          Kellwood Co .................................     117,075
         800          Oxford Industries, Inc ......................      51,360
       3,300          Phillips-Van Heusen Corp ....................      49,533
       3,474        * Warnaco Group, Inc ..........................      54,160
                                                                    -----------
                      TOTAL APPAREL AND OTHER TEXTILE PRODUCTS          294,548
                                                                    -----------
 AUTO REPAIR, SERVICES AND PARKING--0.26%

       2,400          Central Parking Corp ........................      29,400
       3,000        * Dollar Thrifty Automotive Group, Inc ........      68,160


                       SEE NOTES TO FINANCIAL STATEMENTS

144  TIAA-CREF Institutional Mutual Funds  2003 ANNUAL REPORT

      Statement of Investments - INSTITUTIONAL SMALL-CAP VALUE INDEX FUND -
                               September 30, 2003
--------------------------------------------------------------------------------

      SHARES                                                          VALUE
      ------                                                          -----
 AUTO REPAIR, SERVICES AND PARKING--(CONTINUED)
       1,900        * Midas, Inc .................................. $    25,004
         500        * Monro Muffler Brake, Inc ....................      14,800
                                                                    -----------
                      TOTAL AUTO REPAIR, SERVICES AND PARKING           137,364
                                                                    -----------
 AUTOMOTIVE DEALERS AND SERVICE STATIONS--0.70%
       1,600        * Asbury Automotive Group, Inc ................      26,640
       1,500        * CSK Auto Corp ...............................      23,130
       9,000        * Copart, Inc .................................      97,200
       1,600        * Group 1 Automotive, Inc .....................      55,264
       1,000          Lithia Motors, Inc (Class A) ................      19,970
       1,000        * MarineMax, Inc ..............................      14,510
       3,100          Sonic Automotive, Inc .......................      74,586
       1,900        * United Auto Group, Inc ......................      43,700
         600        * West Marine, Inc ............................      11,430
                                                                    -----------
                      TOTAL AUTOMOTIVE DEALERS AND SERVICE STATIONS     366,430
                                                                    -----------
 BUILDING MATERIALS AND GARDEN SUPPLIES--0.51%
       1,600          Building Materials Holding Corp .............      20,960
       2,100        * Central Garden & Pet Co .....................      54,852
      13,900        * Louisiana-Pacific Corp ......................     191,542
                                                                    -----------
                      TOTAL BUILDING MATERIALS AND GARDEN SUPPLIES      267,354
                                                                    -----------
 BUSINESS SERVICES--5.14%
       5,000          ABM Industries, Inc .........................      70,750
       2,400        * AMN Healthcare Services, Inc ................      38,976
       1,350          Aaron Rents, Inc ............................      28,283
       9,100        * Activision, Inc .............................     108,745
       4,100        * ActivCard Corp ..............................      33,620
         800        * Advo, Inc ...................................      33,304
       1,200        * Advent Software, Inc ........................      19,308
       2,700        * Aether Systems, Inc .........................      12,339
       5,273        * American Management Systems, Inc ............      67,231
       4,000        * Arbitron, Inc ...............................     141,200
       2,000        * Armor Holdings, Inc .........................      33,500
       3,800        * Ascential Software Corp .....................      70,414
       1,300        * Asiainfo Holdings, Inc ......................       8,762
         300        * Aspen Technology, Inc .......................       1,170
         200        * Atari, Inc ..................................         818
         200          Brady Corp (Class A) ........................       6,362
         600        * CCC Information Services Group, Inc .........      10,056
       1,300          CDI Corp ....................................      35,139
         200        * Cerner Corp .................................       6,174
       3,100        * Ciber, Inc ..................................      23,560
       4,000        * Computer Horizons Corp ......................      14,800
       5,200        * E.piphany, Inc ..............................      25,948
       2,000        * Earthlink, Inc ..............................      16,460
       6,200        * eFunds Corp .................................      76,570
       2,200        * Electro Rent Corp ...........................      27,522
       1,000        * Entrust, Inc ................................       4,910
       4,300        * Extreme Networks, Inc .......................      27,133
       2,800        * Gerber Scientific, Inc ......................      19,880
       1,172          Healthcare Services Group ...................      19,338
       1,100        * Heidrick & Struggles International, Inc .....      18,623
      11,300        * Homestore, Inc ..............................      31,301
         400        * Hudson Highland Group, Inc ..................       7,696
       2,700        * iGate Corp ..................................      15,930
       1,300        * Infospace, Inc ..............................      26,533
         400        * Intergraph Corp .............................       9,312
         600        * Internet Security Systems, Inc ..............       7,500
         900          Interpool, Inc ..............................      14,319
       7,800        * Interwoven, Inc .............................      20,670
         200        * iPayment, Inc ...............................       4,552
       2,900        * JDA Software Group, Inc .....................      43,123
         900        * KFX ,Inc ....................................       4,518
       2,400        * Keane, Inc ..................................      30,672
         800          Kelly Services, Inc (Class A) ...............      19,952
         900        * Keynote Systems, Inc ........................      10,485
       1,000        * Korn/Ferry International ....................       8,250
       5,500        * Lawson Software, Inc ........................      38,995
      12,500        * MPS Group, Inc ..............................     112,500
         300        * MRO Software, Inc ...........................       4,095
       2,000        * MSC.Software Corp ...........................      14,400
       2,700        * Manugistics Group, Inc ......................      14,796
          57        * Marketwatch.com, Inc ........................         477
         400          McGrath RentCorp ............................      11,180
         300        * Medical Staffing Network Holdings, Inc ......       2,268
         690        * MedQuist, Inc ...............................      13,358
       1,000        * Memberworks, Inc ............................      31,820
         900        * Mentor Graphics Corp ........................      15,777
       2,500        * Midway Games, Inc ...........................       7,400
       3,000        * Mindspeed Technologies, Inc .................      16,170
       2,400        * NCO Group, Inc ..............................      56,328
         900        * NIC, Inc ....................................       4,239
       1,000        * National Processing, Inc ....................      19,320
         300        * Neoforma, Inc ...............................       4,215
       7,100        * NETIQ Corp ..................................      84,774
         900        * Netscout Systems, Inc .......................       4,491
         800        * Netratings, Inc .............................       7,466
       1,600        * Network Equipment Technologies, Inc .........      14,640
       1,000        * NYFIX, Inc ..................................       5,600
         400        * PDI, Inc ....................................       9,808
       2,900        * Parametric Technology Corp ..................       9,048
         100        * Pegasystems, Inc ............................         730
         400        * Pegasus Solutions, Inc ......................       5,532
       3,900        * Perot Systems Corp (Class A) ................      39,000
       2,700        * R.H. Donnelley Corp .........................     109,107
       2,400        * Radisys Corp ................................      43,296
       1,400        * Raindance Communications, Inc ...............       3,864
      20,100        * Redback Networks, Inc .......................      12,261
         998        * Register.com, Inc ...........................       4,501
       2,800        * Rent-Way, Inc ...............................      15,036
       3,700        * Roxio, Inc ..................................      32,079
       8,200        * S1 Corp .....................................      41,410
       5,500        * SonicWALL, Inc ..............................      31,845
       7,700        * Spherion Corp ...............................      53,592
       1,400        * Stellent, Inc ...............................      10,864
       2,700        * Sybase, Inc .................................      45,927
       2,600        * Sykes Enterprises, Inc ......................      17,212
         500        * Synplicity, Inc .............................       2,950
       4,400        * Systems & Computer Technology Corp ..........      45,892
       4,100        * THQ, Inc ....................................      67,322
         300          Talx Corp ...................................       7,386
       2,600        * TeleTech Holdings, Inc ......................      16,510
       2,700        * TIBCO Software, Inc .........................      14,445
       1,900        * Tier Technologies, Inc (Class B) ............      16,929
         400        * Tyler Technologies, Inc .....................       2,832
       7,100        * United Rentals, Inc .........................     114,239
       2,200        * Universal Compression Holdings, Inc .........      47,344
       8,000        * Valueclick, Inc .............................      67,280
         700        * Vastera, Inc ................................       3,598
       1,100        * Volt Information Sciences, Inc ..............      18,150
       1,500        * WatchGuard Technologies, Inc ................       8,025
       3,300        * Wind River Systems, Inc .....................      18,777
                                                                    -----------
                      TOTAL BUSINESS SERVICES                         2,676,808
                                                                    -----------
 CHEMICALS AND ALLIED PRODUCTS--3.90%
      10,900        * Abgenix, Inc ................................     157,941
       3,500        * Albany Molecular Research, Inc ..............      51,835
       4,000          Albemarle Corp ..............................     109,800
       2,200        * Alexion Pharmaceuticals, Inc ................      36,674
       4,800          Alpharma, Inc (Class A) .....................      89,280
         300        * Aphton Corp .................................       1,683

                        SEE NOTES TO FINANCIAL STATEMENTS

                    2003 ANNUAL REPORT  TIAA-CREF Institutional Mutual Funds 145

      Statement of Investments - INSTITUTIONAL SMALL-CAP VALUE INDEX FUND -
                               September 30, 2003
--------------------------------------------------------------------------------

      SHARES                                                          VALUE
      ------                                                          -----
 CHEMICALS AND ALLIED PRODUCTS--(CONTINUED)
       2,600          Arch Chemicals, Inc ......................... $    54,080
         900        * Arena Pharmaceuticals, Inc ..................       6,480
       1,300        * Biopure Corp ................................       8,411
       4,500          Calgon Carbon Corp ..........................      25,335
       2,600          Cambrex Corp ................................      59,020
       4,500        * Cell Genesys, Inc ...........................      56,610
         300        * Chattem, Inc ................................       4,164
       5,600          Crompton Corp ...............................      32,536
       1,400        * Cubist Pharmaceuticals, Inc .................      15,106
         800        * Dade Behring Holdings, Inc ..................      22,600
       1,400        * Elizabeth Arden, Inc ........................      23,072
       2,000        * Ethyl Corp ..................................      25,160
       4,700        * FMC Corp ....................................     118,440
       2,300          Ferro Corp ..................................      49,128
       1,000        * First Horizon Pharmaceutical ................       6,400
       3,800          H.B. Fuller Co ..............................      92,226
         400        * GTC Biotherapeutics, Inc ....................       1,240
       1,300          Georgia Gulf Corp ...........................      30,355
       8,700        * WR Grace & Co ...............................      26,970
       4,800          Great Lakes Chemical Corp ...................      96,528
       3,000        * Guilford Pharmaceuticals, Inc ...............      18,570
       4,900        * Immunogen, Inc ..............................      21,805
         200          Inter Parfums, Inc ..........................       2,000
         300        * Inverness Medical Innovations, Inc ..........       7,620
       9,600        * Medarex, Inc ................................      56,928
         400          Meridian Bioscience, Inc ....................       4,008
       8,400        * Millennium Chemicals, Inc ...................      80,220
       2,300          Minerals Technologies, Inc ..................     117,070
         400          NL Industries, Inc ..........................       6,508
       2,000        * Nabi Biopharmaceuticals .....................      16,860
       1,300          Nature's Sunshine Products, Inc .............      10,790
       1,000        * Neose Technologies, Inc .....................       9,350
       3,700        * OM Group, Inc ...............................      54,168
       1,300          Octel Corp ..................................      22,620
       2,500          Olin Corp ...................................      39,550
       4,300        * Omnova Solutions, Inc .......................      15,093
      11,900        * PolyOne Corp ................................      46,767
       5,900        * Praecis Pharmaceuticals, Inc ................      39,589
         400          Quaker Chemical Corp ........................       9,304
       1,000        * Revlon, Inc (Class A) .......................       2,660
         290        * Serologicals Corp ...........................       3,814
         100        * Sirna Therapeutics, Inc .....................         572
      13,900          Solutia, Inc ................................      55,461
         700          Stepan Co ...................................      15,946
      10,900          USEC, Inc ...................................      71,177
       5,300        * Unifi, Inc ..................................      25,440
       4,200          Wellman, Inc ................................      31,542
       1,500          West Pharmaceutical Services, Inc ...........      46,965
                                                                    -----------
                      TOTAL CHEMICALS AND ALLIED PRODUCTS             2,033,471
                                                                    -----------
 COAL MINING--0.41%
       4,800          Arch Coal, Inc ..............................     106,608
       8,200          Massey Energy Co ............................     109,060
                                                                    -----------
                      TOTAL COAL MINING                                 215,668
                                                                    -----------
 COMMUNICATIONS--1.92%
       1,900          CT Communications, Inc ......................      21,470
      34,500        * Charter Communications, Inc (Class A) .......     142,140
      22,700        * Cincinnati Bell, Inc ........................     115,543
       1,700        * Crown Media Holdings, Inc (Class A) .........      13,906
         700        * Cumulus Media, Inc (Class A) ................      11,935
       1,700          D&E Communications, Inc .....................      24,106
       2,600        * Dobson Communications Corp (Class A) ........      21,112
       1,100        * Emmis Communications Corp (Class A) .........      22,198
       5,800        * General Communication, Inc (Class A) ........      48,256
       4,700          Gray Television, Inc ........................      54,896
         100          Hickory Tech Corp ...........................       1,145
       8,900        * Infonet Services Corp (Class B) .............      18,512
       5,800        * Insight Communications Co, Inc ..............      55,216
       2,200          Liberty Corp ................................      92,290
         900        * Lightbridge, Inc ............................       8,487
       3,500        * Lin TV Corp (Class A) .......................      74,410
         594        * Lodgenet Entertainment Corp .................       9,207
       2,600        * Mastec, Inc .................................      25,220
       7,600        * McLeodUSA, Inc (Class A) ....................      10,564
       2,500        * Metro One Telecommunications, Inc ...........       8,700
       1,100        * Net2Phone, Inc ..............................       6,941
       1,000        * Paxson Communications Corp ..................       4,960
         200        * Pegasus Communications Corp .................       2,976
       5,300        * Price Communications Corp ...................      65,720
       6,400        * Primus Telecommunications Group .............      43,200
       2,600        * RCN Corp ....................................       4,784
       1,600        * Regent Communications, Inc ..................       9,760
         100          SureWest Communications .....................       3,325
       5,200        * Time Warner Telecom, Inc (Class A) ..........      48,152
       1,100        * WilTel Communications Group, Inc ............      17,578
         656        * Young Broadcasting, Inc (Class A) ...........      12,851
                                                                    -----------
                      TOTAL COMMUNICATIONS                              999,560
                                                                    -----------
 DEPOSITORY INSTITUTIONS--12.77%
       1,300          ABC Bancorp .................................      20,293
         599          American National Bankshares, Inc ...........      14,957
       1,300        * AmericanWest Bancorp ........................      23,842
       2,800          Anchor Bancorp Wisconsin, Inc ...............      65,744
       1,100          BSB Bancorp, Inc ............................      30,481
         500          Bancfirst Corp ..............................      26,500
         900          BancTrust Financial Group, Inc ..............      13,590
       1,800          Bank Of Granite Corp ........................      33,750
       1,100          Bank Mutual Corp ............................      46,695
       5,500          BankAtlantic Bancorp, Inc (Class A) .........      78,375
       3,800        * BankUnited Financial Corp (Class A) .........      80,104
       1,300          Banner Corp .................................      26,910
       2,900        * Bay View Capital Corp .......................      17,603
         800          Berkshire Hills Bancorp, Inc ................      26,952
         200          C&F Financial Corp ..........................       9,042
         500          CB Bancshares, Inc ..........................      30,626
       1,200          CCBT Financial Cos, Inc .....................      30,120
       1,300          CFS Bancorp, Inc ............................      18,096
         200          CVB Financial Corp ..........................       3,800
       1,000          Camco Financial Corp ........................      17,000
       1,100          Camden National Corp ........................      32,461
         800          Capital City Bank Group, Inc ................      30,528
         744        * Capital Corp of the West ....................      23,979
         450          Cathay Bancorp, Inc .........................      19,913
         586          Center Bancorp, Inc .........................       9,417
         400          Center Financial Corp .......................       8,124
       1,000        * Central Coast Bancorp .......................      16,890
       1,000          Central Pacific Financial Corp ..............      24,500
         300          Century Bancorp, Inc (Class A) ..............      10,032
       3,145          Chemical Financial Corp .....................      97,338
       4,500          Chittenden Corp .............................     133,875
       5,700          Citizens Banking Corp .......................     150,537
       1,200          Citizens First Bancorp, Inc .................      24,840
       1,200          Citizens South Banking Corp .................      17,748
       1,000          City Bank ...................................      32,110
         900          City Holding Co .............................      29,880
         600          Coastal Bancorp, Inc ........................      19,050
         330          Coastal Financial Corp ......................       4,617
         200          Columbia Bancorp (Oregon) ...................       2,874
       1,800          Columbia Banking System, Inc ................      31,644
         200          Commercial Bankshares, Inc ..................       5,992
       5,900          Commercial Federal Corp .....................     143,665


                       SEE NOTES TO FINANCIAL STATEMENTS

146  TIAA-CREF Institutional Mutual Funds  2003 ANNUAL REPORT

      Statement of Investments - INSTITUTIONAL SMALL-CAP VALUE INDEX FUND -
                               September 30, 2003
--------------------------------------------------------------------------------

      SHARES                                                          VALUE
      ------                                                          -----
 DEPOSITORY INSTITUTIONS--(CONTINUED)
       1,500          Community Bank System, Inc .................. $    65,865
       1,660          Community Trust Bancorp, Inc ................      48,273
       1,000          Corus Bankshares, Inc .......................      53,500
       1,000          ESB Financial Corp ..........................      14,560
          24          Eastern Virginia Bankshares, Inc ............         671
         600          EverTrust Financial Group, Inc ..............      17,028
         300          Exchange National Bancshares, Inc ...........      10,395
         101          FNB Corp, Inc ...............................       2,520
         800          FNB Corp (Virginia) .........................      21,744
         600          Farmers Capital Bank Corp ...................      19,596
       1,800          Fidelity Bankshares, Inc ....................      47,268
       1,100          Financial Institutions, Inc .................      24,035
         300          First Bancorp (North Carolina) ..............       8,403
         100          First Busey Corp (Class A) ..................       2,580
       3,900          First Charter Corp ..........................      76,440
         100          First Citizens Banc Corp ....................       2,650
         800          First Citizens Bancshares, Inc (Class A) ....      84,560
       7,900          First Commonwealth Financial Corp ...........     103,964
         880          First Community Bancshares, Inc .............      30,994
       1,700          First Community Bancorp .....................      56,933
       2,256          First Federal Capital Corp ..................      46,361
         800          First Essex Bancorp, Inc ....................      40,712
       4,000          First Financial Bancorp .....................      59,000
       1,515          First Financial Bankshares, Inc .............      55,994
         800          First Financial Corp (Indiana) ..............      48,320
       1,200          First Financial Holdings, Inc ...............      36,192
         400          First Of Long Island Corp ...................      15,116
         500          First M & F Corp ............................      17,825
       2,415          First Merchants Corp ........................      61,872
       1,000          First National Corp .........................      26,500
         900          First Oak Brook Bancshares, Inc .............      22,410
       1,400          First Republic Bank .........................      43,162
       2,700          First Sentinel Bancorp, Inc .................      48,303
         728          First State Bancorp .........................      21,556
       1,700          1st Source Corp .............................      32,487
         900          First United Corp ...........................      20,295
         600          Firstbank Corp ..............................      19,020
       2,300        * FirstFed Financial Corp .....................      90,850
       2,000          Firstfed America Bancorp, Inc ...............      44,200
         900          Flagstar Bancorp, Inc .......................      20,655
         785          FloridaFirst Bancorp, Inc ...................      20,653
       1,300          Flushing Financial Corp .....................      27,092
         466          Foothill Independent Bancorp ................       9,903
         900          Frontier Financial Corp .....................      26,910
         600          GA Financial, Inc ...........................      16,278
         100          GB&T Bancshares, Inc ........................       2,226
         900          GBC Bancorp .................................      34,515
       1,700          Glacier Bancorp, Inc ........................      46,631
       4,600          Gold Banc Corp, Inc .........................      55,798
         276          Greater Community Bancorp ...................       4,373
       1,800          Hancock Holding Co ..........................      88,830
       1,200          Hanmi Financial Corp ........................      23,928
       1,100          Harbor Florida Bancshares, Inc ..............      29,326
         300          Heartland Financial U.S.A., Inc .............       8,340
       1,563        * Heritage Commerce Corp ......................      16,771
       1,465          Horizon Financial Corp ......................      23,645
       2,000          Hudson River Bancorp, Inc ...................      64,260
       1,700          Humboldt Bancorp ............................      26,673
         700        * Itla Capital Corp ...........................      29,827
         779          IberiaBank Corp .............................      40,991
         100          Independent Bank Corp (Massachusetts) .......       2,561
         500          Independent Bank Corp (Michigan) ............      14,640
       1,992          Integra Bank Corp ...........................      38,266
       1,100          Interchange Financial Services Corp .........      22,583
       2,200        * Intercept, Inc ..............................      30,074
       1,900          Irwin Financial Corp ........................      46,170
         900          Klamath First Bancorp, Inc ..................      19,485
       1,200          LSB Bancshares, Inc .........................      22,080
         718          Lakeland Bancorp, Inc .......................      11,452
         700          Lakeland Financial Corp .....................      23,639
       2,900          MAF Bancorp, Inc ............................     110,780
         900          MB Financial, Inc ...........................      39,960
         300          Macatawa Bank Corp ..........................       6,948
         200          Main Street Banks, Inc ......................       5,010
         840          MainSource Financial Group, Inc .............      21,764
         200          MBT Financial Corp ..........................       3,120
         100          Mercantile Bank Corp ........................       3,320
         600          Merchants Bancshares, Inc ...................      16,968
       3,100          Mid-State Bancshares ........................      69,037
         100          Midwest Banc Holdings, Inc ..................       2,223
         600          MutualFirst Financial, Inc ..................      15,360
         600          NBC Capital Corp ............................      14,544
       3,900          NBT Bancorp, Inc ............................      78,975
         100          NASB Financial, Inc .........................       3,340
         100          National Bankshares, Inc ....................       4,359
       1,785          National Penn Bancshares, Inc ...............      49,355
       4,500          NetBank, Inc ................................      56,025
         200          Northern States Financial Corp ..............       5,866
       1,000          Northwest Bancorp, Inc ......................      18,370
         400          Oak Hill Financial, Inc .....................      11,596
         400          OceanFirst Financial Corp ...................      10,012
       5,100        * Ocwen Financial Corp ........................      23,205
       1,101          Omega Financial Corp ........................      36,333
         900          PAB Bankshares, Inc .........................      12,177
       1,680          PFF Bancorp, Inc ............................      53,558
       1,800          Pacific Capital Bancorp .....................      54,882
         600          Pacific Union Bank ..........................      11,130
         600          Parkvale Financial Corp .....................      15,150
         900          Partners Trust Financial Group, Inc .........      19,755
         900          Patriot Bank Corp ...........................      16,920
         500          Pennfed Financial Services, Inc .............      14,550
       1,465          Peoples Bancorp, Inc ........................      39,203
         800          Peoples Holding Co ..........................      36,432
       3,100          Provident Bankshares Corp ...................      87,575
         223          Provident Financial Holdings ................       6,694
       6,300          Provident Financial Services, Inc ...........     120,708
         800          R & G Financial Corp (Class B) ..............      23,360
       1,200          Republic Bancshares, Inc ....................      34,272
       1,000          Republic Bancorp, Inc (Class A) (Kentucky) ..      19,010
       4,500          Republic Bancorp, Inc .......................      59,940
         150          Resource Bankshares Corp ....................       4,371
       2,100          Riggs National Corp .........................      33,075
         573          Royal Bancshares Of Pennsylvania (Class A) ..      15,385
       1,900          S & T Bancorp, Inc ..........................      54,150
         200          S.Y. Bancorp, Inc ...........................       3,750
       1,000          St. Francis Capital Corp ....................      29,440
         600          Santander Bancorp ...........................      11,262
         880          Seacoast Banking Corp Of Florida ............      15,312
       3,500          Seacoast Financial Services Corp ............      72,485
       1,100          Second Bancorp, Inc .........................      29,975
         300          Security Bank Corp ..........................       8,850
       4,000        * Silicon Valley Bancshares ...................     110,520
       1,900          Simmons First National Corp (Class A) .......      44,764
       6,200          South Financial Group, Inc ..................     154,318
         578          Southern Financial Bancorp, Inc .............      22,762
       1,155          Southside Bancshares, Inc ...................      18,665
       1,600          Southwest Bancorp, Inc ......................      26,960
         540          State Bancorp, Inc ..........................      10,757
         745          State Financial Services Corp (Class A) .....      18,461
       7,000          Staten Island Bancorp, Inc ..................     136,150
       1,800          Sterling Bancshares, Inc ....................      21,474

                        SEE NOTES TO FINANCIAL STATEMENTS

                    2003 ANNUAL REPORT  TIAA-CREF Institutional Mutual Funds 147

      Statement of Investments - INSTITUTIONAL SMALL-CAP VALUE INDEX FUND -
                               September 30, 2003
--------------------------------------------------------------------------------

      SHARES                                                          VALUE
      ------                                                          -----
 DEPOSITORY INSTITUTIONS--(CONTINUED)
         575          Sterling Bancorp ............................ $    15,473
       2,100          Sterling Financial Corp (Pennsylvania) ......      53,340
       2,000        * Sterling Financial Corp (Spokane) ...........      56,300
         100          Summit Bancshares, Inc ......................       2,750
         900        * Sun Bancorp, Inc (New Jersey) ...............      19,800
         600          Taylor Capital Group, Inc ...................      13,848
         419          Texas Regional Bancshares, Inc (Class A) ....      14,158
       3,000        * TierOne Corp ................................      63,150
         700          Trico Bancshares ............................      20,020
         900          Troy Financial Corp .........................      31,509
       2,202          UMB Financial Corp ..........................     103,868
       1,470          U.S.B. Holding Co, Inc ......................      25,799
       1,000          Umpqua Holdings Corp ........................      19,030
       1,000          Union Bankshares Corp .......................      30,370
       4,000          United Community Financial Corp .............      39,600
         100          United Security Bancshares ..................       2,520
       2,900          Unizan Financial Corp .......................      57,855
         200          Virginia Financial Group, Inc ...............       6,014
         786          WSFS Financial Corp .........................      33,169
         100          Warwick Community Bancorp ...................       2,817
       1,200          Washington Trust Bancorp, Inc ...............      28,812
         700          Wayne Bancorp, Inc ..........................      19,950
       2,400          Wesbanco, Inc ...............................      56,400
       2,000          West Coast Bancorp ..........................      39,060
       1,500          Willow Grove Bancorp, Inc ...................      24,135
       1,100          Yardville National Bancorp ..................      23,045
                                                                    -----------
                      TOTAL DEPOSITORY INSTITUTIONS                   6,652,687
                                                                    -----------
 EATING AND DRINKING PLACES--1.06%
       4,700          Bob Evans Farms, Inc ........................     125,537
         200        * CEC Entertainment, Inc ......................       7,840
       1,500        * Dave & Buster's, Inc ........................      15,450
       2,500          IHOP Corp ...................................      82,125
       4,500        * Jack In The Box, Inc ........................      80,100
       2,900          Landry's Restaurants, Inc ...................      59,740
       2,000          Lone Star Steakhouse & Saloon, Inc ..........      41,800
         800        * O'Charley's, Inc ............................      11,864
         100        * Papa John's International, Inc ..............       2,481
       5,600        * Ryan's Family Steak Houses, Inc .............      71,624
       1,700        * The Steak n Shake Co ........................      25,330
         900          Triarc Cos (Class A) ........................       9,063
       1,800          Triarc Cos ..................................      18,720
                                                                    -----------
                      TOTAL EATING AND DRINKING PLACES                  551,674
                                                                    -----------
 ELECTRIC, GAS, AND SANITARY SERVICES--5.49%
      16,700        * Allegheny Energy, Inc .......................     152,638
       2,000          American States Water Co ....................      47,140
      24,300        * Aquila, Inc .................................      82,134
       6,683          Atmos Energy Corp ...........................     159,991
       6,400          Avista Corp .................................      99,712
       4,300          Black Hills Corp ............................     132,698
       1,900          CH Energy Group, Inc ........................      83,600
       5,800          Cleco Corp ..................................      94,772
      17,900        * CMS Energy Corp .............................     131,923
       1,700          California Water Service Group ..............      43,877
       1,500          Cascade Natural Gas Corp ....................      29,400
       1,500        * Casella Waste Systems, Inc (Class A) ........      18,630
       1,600          Central Vermont Public Service Corp .........      35,488
         800          Chesapeake Utilities Corp ...................      18,336
         600          Connecticut Water Service, Inc ..............      16,194
       6,600        * El Paso Electric Co .........................      76,230
       3,000          Empire District Electric Co .................      66,000
       4,700          Energen Corp ................................     170,046
         600          EnergySouth, Inc ............................      19,368
       5,100          Idacorp, Inc ................................     130,050
       2,500          Laclede Group, Inc ..........................      67,525
         768          Middlesex Water Co ..........................      18,824
       2,100          NUI Corp ....................................      31,395
       2,700          New Jersey Resources Corp ...................      97,308
       3,400          Northwest Natural Gas Co ....................      98,600
       2,439          Otter Tail Corp .............................      63,755
       5,200          PNM Resources, Inc ..........................     145,808
          48          Piedmont Natural Gas Co, Inc ................       1,872
       1,300          Resource America, Inc (Class A) .............      15,444
       2,500          SEMCO Energy, Inc ...........................      11,500
         300          SJW Corp ....................................      25,350
      15,600        * Sierra Pacific Resources ....................      75,660
       1,700          South Jersey Industries, Inc ................      64,345
       7,380        * Southern Union Co ...........................     125,460
       4,000          Southwest Gas Corp ..........................      90,800
       1,100          Southwest Water Co ..........................      15,477
       1,600          UIL Holdings Corp ...........................      55,984
       3,800          Unisource Energy Corp .......................      72,276
         200        * Waste Connections, Inc ......................       7,018
       8,900          Westar Energy, Inc ..........................     164,205
                                                                    -----------
                      TOTAL ELECTRIC, GAS, AND SANITARY SERVICES      2,856,833
                                                                    -----------
 ELECTRONIC AND OTHER ELECTRIC EQUIPMENT--4.25%
       2,900        * Alliance Semiconductor Corp .................      15,776
       1,600        * Anaren Microwave, Inc .......................      20,416
       2,500          Applica, Inc ................................      15,125
       4,400        * Arris Group, Inc ............................      25,300
       3,700        * Artesyn Technologies, Inc ...................      28,046
       1,213          Bel Fuse, Inc (Class B) .....................      32,047
       1,900        * Benchmark Electronics, Inc ..................      80,313
         250        * Brillian Corp ...............................       2,253
       1,900          C&D Technologies, Inc .......................      35,948
         600        * C-COR.net Corp ..............................       3,960
       2,000          CTS Corp ....................................      24,620
      11,700        * Corvis Corp .................................      14,976
       1,000          Cubic Corp ..................................      25,120
       3,400        * Ditech Communications Corp ..................      29,852
       1,600        * Dupont Photomasks, Inc ......................      36,336
       1,264        * EMS Technologies, Inc .......................      21,463
       3,700        * ESS Technology, Inc .........................      39,886
       3,700        * Electro Scientific Industries, Inc ..........      77,959
         800        * Emerson Radio Corp ..........................       3,000
         300        * Energy Conversion Devices, Inc ..............       3,153
       2,200        * Exar Corp ...................................      31,086
       5,700        * Finisar Corp ................................      12,825
         200          Franklin Electric Co, Inc ...................      11,136
         900        * FuelCell Energy, Inc ........................      10,530
         400        * Genesis Microchip, Inc ......................       4,484
       1,500        * Genlyte Group, Inc ..........................      66,780
       5,200        * GrafTech International Ltd ..................      41,600
         300        * Hutchinson Technology, Inc ..................       9,930
         300        * IXYS Corp ...................................       2,811
       3,700        * Integrated Silicon Solution, Inc ............      36,815
       1,000        * JNI Corp ....................................       6,950
      11,400        * Kemet Corp ..................................     145,236
       1,800          LSI Industries, Inc .........................      25,362
       2,200        * Lattice Semiconductor Corp ..................      15,642
         300        * Littelfuse, Inc .............................       6,900
      13,800        * MRV Communications, Inc .....................      38,778
       1,000        * Manufacturers Services Ltd ..................       5,000
       3,700          Methode Electronics, Inc (Class A) ..........      43,697
         200        * Metrologic Instruments, Inc .................       7,198
       2,200        * Microsemi Corp ..............................      33,528
       2,000        * Moog, Inc (Class A) .........................      78,400
         700          National Presto Industries, Inc .............      24,038
       2,600        * New Focus, Inc ..............................      11,674


                       SEE NOTES TO FINANCIAL STATEMENTS

148  TIAA-CREF Institutional Mutual Funds  2003 ANNUAL REPORT

      Statement of Investments - INSTITUTIONAL SMALL-CAP VALUE INDEX FUND -
                               September 30, 2003
--------------------------------------------------------------------------------

      SHARES                                                          VALUE
      ------                                                          -----
 ELECTRONIC AND OTHER ELECTRIC EQUIPMENT--(CONTINUED)
           9        * Novellus Systems, Inc ....................... $       304
       1,000        * OSI Systems, Inc ............................      17,300
       5,500        * Oplink Communications, Inc ..................      13,915
         800        * Optical Communication Products, Inc .........       1,888
       1,800          Park Electrochemical Corp ...................      40,950
       1,000        * Parthusceva, Inc ............................       8,590
       1,600        * Pemstar, Inc ................................       5,696
       2,800        * Pericom Semiconductor Corp ..................      28,000
       1,000        * Photronics, Inc .............................      21,260
       2,000        * Plexus Corp .................................      31,080
         900        * Powell Industries, Inc ......................      15,120
       1,900        * Powerwave Technologies, Inc .................      12,578
       2,300        * Rayovac Corp ................................      33,580
          20       b* Read-Rite Corp ..............................           1
       3,100          Regal-Beloit Corp ...........................      63,240
       3,800        * Remec, Inc ..................................      38,760
         900          Richardson Electronics Ltd ..................       9,540
       2,000        * SBA Communications Corp .....................       6,400
       1,700        * SBS Technologies, Inc .......................      18,445
       3,500        * Silicon Storage Technology, Inc .............      30,625
         442        * Siliconix, Inc ..............................      22,206
       3,000        * Sipex Corp ..................................      23,550
       7,700        * Skyworks Solutions, Inc .....................      70,070
       2,000          Smith (A.O.) Corp ...........................      56,020
         600        * Standard Microsystems Corp ..................      16,188
         600        * Stoneridge, Inc .............................       8,826
       7,900        * Sycamore Networks, Inc ......................      38,710
       1,900        * Symmetricom, Inc ............................      12,027
         900        * TTM Technologies, Inc .......................      12,852
       5,000        * Technitrol, Inc .............................      92,050
       3,600        * Tellium, Inc ................................       5,076
       8,500        * Terayon Communication Systems, Inc ..........      48,875
       5,400        * Thomas & Betts Corp .........................      85,590
       1,000        * Three-Five Systems, Inc .....................       5,510
         100        * Tollgrade Communications, Inc ...............       1,607
       6,900        * Triquint Semiconductor, Inc .................      38,640
       4,500        * Turnstone Systems, Inc ......................      12,915
         100        * Universal Electronics, Inc ..................       1,150
       4,200        * Valence Technology, Inc .....................      14,322
       3,300        * Verso Technologies, Inc .....................      12,375
         620        * Viasat, Inc .................................      11,042
         300        * Vicor Corp ..................................       2,859
         300        * Virage Logic Corp ...........................       2,280
         200        * White Electronic Designs Corp ...............       2,150
         800          Woodhead Industries, Inc ....................      12,040
                                                                    -----------
                      TOTAL ELECTRONIC AND OTHER ELECTRIC EQUIPMENT   2,212,151
                                                                    -----------
 ENGINEERING AND MANAGEMENT SERVICES--1.85%
       3,300        * Applera Corp (Celera Genomics Group) ........      38,577
      10,600        * Century Business Services, Inc ..............      44,944
       1,700        * Cornell Cos, Inc ............................      27,965
       4,600        * Corrections Corp Of America .................     113,482
       2,000        * CuraGen Corp ................................      10,060
       4,200        * Decode Genetics, Inc ........................      19,782
       2,500        * First Consulting Group, Inc .................      12,450
         100        * Forrester Research, Inc .....................       1,433
       9,100        * Gartner, Inc (Class A) ......................     100,282
       4,100        * Gene Logic, Inc .............................      19,270
       9,500        * Incyte Corp .................................      43,795
         300          Landauer, Inc ...............................      10,629
       5,000        * Lexicon Genetics, Inc .......................      25,800
       2,700        * Maxygen, Inc ................................      27,540
       1,900        * MAXIMUS, Inc ................................      65,455
       4,600        * PRG-Schultz International, Inc ..............      26,128
       2,000        * Parexel International Corp ..................      30,640
       3,100        * Pharmacopeia, Inc ...........................      39,367
         600        * Right Management Consultants, Inc ...........      10,848
       4,500        * Savient Pharmaceuticals, Inc ................      22,725
       2,000        * Sourcecorp ..................................      46,500
         400        * TRC Cos, Inc ................................       6,584
       1,400        * Transkaryotic Therapies, Inc ................      14,630
       2,100        * URS Corp ....................................      40,740
       9,200        * U.S. Oncology, Inc ..........................      67,252
       3,284        * Washington Group International, Inc .........      88,504
         400        * Watson Wyatt & Co Holdings ..................       9,004
                                                                    -----------
                      TOTAL ENGINEERING AND MANAGEMENT SERVICES         964,386
                                                                    -----------
 EXECUTIVE, LEGISLATIVE AND GENERAL--0.01%
         900        * Omega Protein Corp ..........................       5,895
                                                                    -----------
                      TOTAL EXECUTIVE, LEGISLATIVE AND GENERAL            5,895
                                                                    -----------
 FABRICATED METAL PRODUCTS--1.17%
       1,700          CIRCOR International, Inc ...................      32,640
      21,800        * Crown Holdings, Inc .........................     147,150
       3,200        * Griffon Corp ................................      57,472
       1,000        * Intermagnetics General Corp .................      22,360
       9,900        * Jacuzzi Brands, Inc .........................      61,380
       1,000          Material Sciences Corp ......................      10,220
         500        * Mobile Mini, Inc ............................       9,645
       2,200        * NCI Building Systems, Inc ...................      43,780
         800        * Raytech Corp ................................       2,808
       1,100        * SPS Technologies, Inc .......................      49,500
       4,900        * Shaw Group, Inc .............................      51,499
         500        * Silgan Holdings, Inc ........................      16,000
         700          Sturm Ruger & Co, Inc .......................       7,224
       7,300        * Tower Automotive, Inc .......................      32,850
       2,000          Valmont Industries, Inc .....................      39,580
       1,500          Watts Industries, Inc (Class A) .............      26,430
                                                                    -----------
                      TOTAL FABRICATED METAL PRODUCTS                   610,538
                                                                    -----------
 FOOD AND KINDRED PRODUCTS--1.64%
         300        * Boston Beer Co, Inc (Class A) ...............       4,776
         100          Coca-Cola Bottling Co Consolidated ..........       5,015
       4,800          Corn Products International, Inc ............     152,880
       4,200          Flowers Foods, Inc ..........................      95,760
       4,000        * Hercules, Inc ...............................      45,320
       2,300        * International Multifoods Corp ...............      53,705
       6,000          Interstate Bakeries Corp ....................      90,000
         900        * J & J Snack Foods Corp ......................      31,320
       3,300          Lance, Inc ..................................      32,802
       1,400        * M&F Worldwide Corp ..........................      13,482
       1,300        * Robert Mondavi Corp (Class A) ...............      40,274
         100        * National Beverage Corp ......................       1,510
       2,000          Pilgrim's Pride Corp (Class B) ..............      25,000
       3,800        * Ralcorp Holdings, Inc .......................     105,260
         600          Riviana Foods, Inc ..........................      17,040
         100          Sanderson Farms, Inc ........................       3,146
       4,600          Sensient Technologies Corp ..................      96,600
       4,107          Topps Co, Inc ...............................      40,043
                                                                    -----------
                      TOTAL FOOD AND KINDRED PRODUCTS                   853,933
                                                                    -----------
 FOOD STORES--0.34%
         700        * Great Atlantic & Pacific Tea Co, Inc ........       5,677
       1,200          Ingles Markets, Inc (Class A) ...............      11,760
         800        * Pantry, Inc .................................       9,672
       3,600        * Pathmark Stores, Inc ........................      25,092
       4,300          Ruddick Corp ................................      66,822
         400        * 7-Eleven, Inc ...............................       5,492
       1,500          Weis Markets, Inc ...........................      51,015
         304        * Wild Oats Markets, Inc ......................       3,323
                                                                    -----------
                      TOTAL FOOD STORES                                 178,853
                                                                    -----------

                        SEE NOTES TO FINANCIAL STATEMENTS

                    2003 ANNUAL REPORT  TIAA-CREF Institutional Mutual Funds 149

      Statement of Investments - INSTITUTIONAL SMALL-CAP VALUE INDEX FUND -
                               September 30, 2003
--------------------------------------------------------------------------------

      SHARES                                                          VALUE
      ------                                                          -----
 FURNITURE AND FIXTURES--0.18%
       1,400          Bassett Furniture Industries, Inc ........... $    18,970
         359          Hooker Furniture Corp .......................      12,554
       2,900          Kimball International, Inc (Class B) ........      42,514
         600          Stanley Furniture Co, Inc ...................      18,306
                                                                    -----------
                      TOTAL FURNITURE AND FIXTURES                       92,344
                                                                    -----------
 FURNITURE AND HOMEFURNISHINGS STORES--0.49%
         500        * EUniverse, Inc ..............................       1,050
       1,400        * Gamestop Corp ...............................      22,260
       2,100          Haverty Furniture Cos, Inc ..................      38,388
       2,600        * Intertan, Inc ...............................      23,790
       4,600        * Linens `n Things, Inc .......................     109,388
       2,600        * Restoration Hardware, Inc ...................      15,106
         900        * Rex Stores Corp .............................      11,745
         900        * Trans World Entertainment Corp ..............       5,085
       2,500        * Tweeter Home Entertainment Group, Inc .......      19,200
         700        * Ultimate Electronics, Inc ...................       6,643
                                                                    -----------
                      TOTAL FURNITURE AND HOMEFURNISHINGS STORES        252,655
                                                                    -----------
 GENERAL BUILDING CONTRACTORS--1.05%
       1,700        * Beazer Homes U.S.A., Inc ....................     143,480
       1,900          Brookfield Homes Corp .......................      35,207
         500        * Dominion Homes, Inc .........................      12,865
         600        * William Lyon Homes, Inc .....................      30,090
       1,100        * Meritage Corp ...............................      51,975
         600        * Palm Harbor Homes, Inc ......................      10,278
       2,200        * Perini Corp .................................      15,092
       4,300          Standard-Pacific Corp .......................     162,970
         300        * Technical Olympic U.S.A., Inc ...............       8,250
       2,200        * WCI Communities, Inc ........................      36,300
       3,900          Walter Industries, Inc ......................      41,847
                                                                    -----------
                      TOTAL GENERAL BUILDING CONTRACTORS                548,354
                                                                    -----------
 GENERAL MERCHANDISE STORES--0.90%
       9,200        * BJ's Wholesale Club, Inc ....................     178,204
       1,350        * Brookstone, Inc .............................      26,771
       5,851          Casey's General Stores, Inc .................      82,090
       8,200          Dillard's, Inc (Class A) ....................     114,636
       3,600        * ShopKo Stores, Inc ..........................      54,000
       2,500        * Stein Mart, Inc .............................      13,675
                                                                    -----------
                      TOTAL GENERAL MERCHANDISE STORES                  469,376
                                                                    -----------
 HEALTH SERVICES--0.82%
       1,000        * Beverly Enterprises, Inc ....................       5,920
       1,000        * Chronimed, Inc ..............................       9,130
       1,400        * Cross Country Healthcare, Inc ...............      19,726
         300        * Curative Health Services, Inc ...............       5,361
       3,200        * Genesis Health Ventures, Inc ................      77,600
         400        * Gentiva Health Services, Inc ................       4,600
         400       b* Impath, Inc .................................         680
       1,600        * Kindred Healthcare, Inc .....................      59,920
         600        * MIM Corp ....................................       4,500
       1,059        * Matria Healthcare, Inc ......................      18,278
         200        * Option Care, Inc ............................       2,402
       6,600        * Orthodontic Centers Of America, Inc .........      52,008
         200        * Pediatrix Medical Group, Inc ................       9,210
       5,300        * Province Healthcare Co ......................      68,635
       1,600        * RehabCare Group, Inc ........................      27,280
         100        * Specialty Laboratories, Inc .................       1,305
       2,200        * Sunrise Senior Living, Inc ..................      57,706
                                                                    -----------
                      TOTAL HEALTH SERVICES                             424,261
                                                                    -----------
 HEAVY CONSTRUCTION, EXCEPT BUILDING--0.24%
       4,300          Granite Construction, Inc ...................      80,324
       2,600        * Insituform Technologies, Inc (Class A) ......      46,176
                                                                    -----------
                      TOTAL HEAVY CONSTRUCTION, EXCEPT BUILDING         126,500
                                                                    -----------
 HOLDING AND OTHER INVESTMENT OFFICES--14.02%
       2,100          AMLI Residential Properties Trust ...........      55,020
       2,000          Acadia Realty Trust .........................      21,960
         700          Alabama National Bancorp ....................      33,250
       2,100          Alexandria Real Estate Equities, Inc ........     100,863
       1,700          Allegiant Bancorp, Inc ......................      34,340
       3,278          Amcore Financial, Inc .......................      82,474
         800          American Land Lease, Inc ....................      14,760
       1,100          American Mortgage Acceptance Co .............      18,194
       6,400          Anthracite Capital, Inc .....................      61,760
       5,000          Anworth Mortgage Asset Corp .................      71,400
       3,900        * Apex Mortgage Capital, Inc ..................      20,982
       2,000          Associated Estates Realty Corp ..............      13,040
         400          BRT Realty Trust ............................       7,632
       1,800          Bedford Property Investors, Inc .............      46,710
       2,300        * Boykin Lodging Co ...........................      18,952
       3,500          Brandywine Realty Trust .....................      89,915
       7,700          Brookline Bancorp, Inc ......................     113,344
       3,000          Capital Automotive REIT .....................      91,530
         500          Capitol Bancorp Ltd .........................      13,375
       1,300          Capstead Mortgage Corp ......................      16,159
       1,200          Chateau Communities, Inc ....................      35,712
       2,400          Colonial Properties Trust ...................      86,472
       5,489          Commercial Net Lease Realty, Inc ............      93,478
         800          Community Banks, Inc ........................      26,480
       1,800          Community First Bankshares, Inc .............      47,574
       1,114          Connecticut Bancshares, Inc .................      57,093
       7,100          Cornerstone Realty Income Trust, Inc ........      57,368
       3,800          Corporate Office Properties Trust ...........      70,338
       1,400          Correctional Properties Trust ...............      34,930
       1,700        * Criimi MAE, Inc .............................      17,646
       1,300          Crown American Realty Trust .................      15,470
       2,200          Eastgroup Properties, Inc ...................      61,116
       2,300          Entertainment Properties Trust ..............      69,000
       5,300          Equity Inns, Inc ............................      39,909
       3,600          Equity One, Inc .............................      61,200
       1,300          Essex Property Trust, Inc ...................      81,523
       6,500        * FelCor Lodging Trust, Inc ...................      67,340
         700          First Defiance Financial Corp ...............      16,310
       5,200          First Industrial Realty Trust, Inc ..........     166,764
       1,500          First Indiana Corp ..........................      27,750
       9,400          First Niagara Financial Group, Inc ..........     141,940
       1,600          First Place Financial Corp ..................      28,400
       1,500        * 4Kids Entertainment, Inc ....................      31,650
       7,400          Fremont General Corp ........................      94,054
       3,300          Gables Residential Trust ....................     106,656
       2,300          Glenborough Realty Trust, Inc ...............      43,378
       2,100          Glimcher Realty Trust .......................      44,247
       1,900          Great Lakes REIT ............................      30,248
       6,900          Greater Bay Bancorp .........................     143,520
         900        * Hawthorne Financial Corp ....................      36,144
       5,310          Health Care REIT, Inc .......................     163,814
       2,500          Heritage Property Investment Trust ..........      72,200
       7,100          Highwoods Properties, Inc ...................     169,406
       3,722          Home Properties Of New York, Inc ............     145,902
       5,800          IMPAC Mortgage Holdings, Inc ................      93,902
       3,500          Innkeepers U.S.A. Trust .....................      30,450
       4,700          Investors Real Estate Trust .................      46,107
       4,463          iShares Russell 2000 Value Index Fund .......     618,393
       2,400          Keystone Property Trust .....................      48,624
       3,200          Kilroy Realty Corp ..........................      91,360
       2,500          Koger Equity, Inc ...........................      47,000
       2,800          Kramont Realty Trust ........................      47,460
       1,800          LTC Properties, Inc .........................      20,844
      18,300        * La Quinta Corp ..............................     114,009
       2,500          LaSalle Hotel Properties ....................      43,325


                       SEE NOTES TO FINANCIAL STATEMENTS

150  TIAA-CREF Institutional Mutual Funds  2003 ANNUAL REPORT

      Statement of Investments - INSTITUTIONAL SMALL-CAP VALUE INDEX FUND -
                               September 30, 2003
--------------------------------------------------------------------------------

      SHARES                                                          VALUE
      ------                                                          -----
 HOLDING AND OTHER INVESTMENT OFFICES--(CONTINUED)
       4,100          Lexington Corporate Properties Trust ........ $    78,556
       2,300        * Local Financial Corp ........................      41,147
       7,900          MFA Mortgage Investments, Inc ...............      75,208
         700          Manufactured Home Communities, Inc ..........      27,426
         600          MASSBANK Corp ...............................      22,062
       5,500        * Meristar Hospitality Corp ...................      38,940
       2,100          Mid-America Apartment Communities, Inc ......      63,378
       1,500          Mid Atlantic Realty Trust ...................      31,500
       2,000          Mission West Properties, Inc ................      24,720
         900          National Health Realty, Inc .................      13,608
       2,900          National Health Investors, Inc ..............      52,867
       7,800          Nationwide Health Properties, Inc ...........     136,422
       3,300          Newcastle Investment Corp ...................      75,867
       2,000          Omega Healthcare Investors, Inc .............      15,360
       1,700          PS Business Parks, Inc ......................      64,158
       1,600          Pacific Northwest Bancorp ...................      57,040
       1,300          Parkway Properties, Inc .....................      56,810
       4,200          Post Properties, Inc ........................     114,366
       4,100          Prentiss Properties Trust ...................     127,100
       2,800        * Price Legacy Corp ...........................       9,800
         703          Prosperity Bancshares, Inc ..................      14,981
         100          Quaker City Bancorp, Inc ....................       4,000
       2,500          RAIT Investment Trust .......................      57,400
       1,400          Ramco-Gershenson Properties .................      35,630
       6,700          Reckson Associates Realty Corp ..............     154,837
       1,724          Redwood Trust, Inc ..........................      73,098
       3,600          SL Green Realty Corp ........................     129,996
         800          Sandy Spring Bancorp, Inc ...................      26,016
       1,500          Saul Centers, Inc ...........................      39,825
       6,100          Senior Housing Properties Trust .............      87,901
       1,600          Sizeler Property Investors ..................      16,768
       1,700          Sovran Self Storage, Inc ....................      56,355
       3,100          Summit Properties, Inc ......................      70,432
       1,300          Sun Communities, Inc ........................      51,220
       5,279          Susquehanna Bancshares, Inc .................     135,670
         400          Tanger Factory Outlet Centers, Inc ..........      14,700
       4,100          Taubman Centers, Inc ........................      80,360
         770          Tompkins Trustco, Inc .......................      35,228
       1,700          Town & Country Trust ........................      39,933
         200        * Transcontinental Realty Investors, Inc ......       2,358
       2,300          U.S. Restaurant Properties, Inc .............      37,375
       2,500          United National Bancorp .....................      83,025
       1,300          Universal Health Realty Income Trust ........      35,295
       2,800          Urstadt Biddle Properties, Inc (Class A) ....      37,800
       9,800          Ventas, Inc .................................     167,776
       1,900          Washington Real Estate Investment Trust .....      55,100
       3,990          Waypoint Financial Corp .....................      79,800
         700          Westfield Financial, Inc ....................      15,624
       2,300          Winston Hotels, Inc .........................      20,930
                                                                    -----------
                      TOTAL HOLDING AND OTHER INVESTMENT OFFICES      7,297,934
                                                                    -----------
 HOTELS AND OTHER LODGING PLACES--0.67%
       3,300        * Boca Resorts, Inc (Class A) .................      42,768
       1,000        * Choice Hotels International, Inc ............      29,020
       9,500        * Extended Stay America, Inc ..................     141,835
       2,500          Marcus Corp .................................      38,150
       2,800        * Pinnacle Entertainment, Inc .................      19,600
       4,800        * Prime Hospitality Corp ......................      41,712
       2,500        * Vail Resorts, Inc ...........................      35,750
                                                                    -----------
                      TOTAL HOTELS AND OTHER LODGING PLACES             348,835
                                                                    -----------
 INDUSTRIAL MACHINERY AND EQUIPMENT--5.90%
         400        * Aaon, Inc ...................................       6,568
       1,400        * Actuant Corp ................................      78,610
      13,250        * Adaptec, Inc ................................     100,170
         800          Alamo Group, Inc ............................      11,408
         700          Ampco-Pittsburgh Corp .......................       8,393
       2,000        * Astec Industries, Inc .......................      20,600
       7,800        * Axcelis Technologies, Inc ...................      64,428
         600          BHA Group Holdings, Inc .....................      14,256
       2,200          Black Box Corp ..............................      87,582
         200        * Blount International, Inc ...................         962
       2,700          Briggs & Stratton Corp ......................     158,652
         400        * Brooks Automation, Inc ......................       8,360
         200        * Cuno, Inc ...................................       7,838
       1,400          Cascade Corp ................................      30,870
       4,000        * Cirrus Logic, Inc ...........................      22,120
       1,000        * Computer Network Technology Corp ............       8,680
         900        * Dril-Quip, Inc ..............................      15,210
       4,900        * Electronics For Imaging, Inc ................     114,268
       2,700        * EnPro Industries, Inc .......................      26,055
       2,800        * Esterline Technologies Corp .................      54,012
       6,200        * Flowserve Corp ..............................     125,860
       2,100        * Gardner Denver, Inc .........................      44,121
      28,600        * Gateway, Inc ................................     161,876
       2,700        * Global Power Equipment Group, Inc ...........      14,229
         900          Gorman-Rupp Co ..............................      20,349
       1,800        * Hypercom Corp ...............................       9,702
       1,900          IDEX Corp ...................................      69,236
       4,900        * InFocus Corp ................................      23,814
       1,800        * Interland, Inc ..............................      13,842
       4,400          Iomega Corp .................................      49,016
       5,600          JLG Industries, Inc .........................      64,512
       3,800        * Joy Global, Inc .............................      59,660
         700        * Kadant, Inc .................................      13,412
       1,600          Kaydon Corp .................................      37,984
       4,400          Kennametal, Inc .............................     164,560
       1,500        * Komag, Inc ..................................      26,280
       5,900          Lennox International, Inc ...................      86,199
       3,900          Lincoln Electric Holdings, Inc ..............      86,619
         200          Lindsay Manufacturing Co ....................       4,020
         800          Lufkin Industries, Inc ......................      19,200
       2,900          Manitowoc Co, Inc ...........................      62,901
         400        * Mestek, Inc .................................       6,724
       4,400        * Milacron, Inc ...............................      10,120
       2,900          Modine Manufacturing Co .....................      69,020
         600          Nacco Industries, Inc (Class A) .............      42,900
         800          Nordson Corp ................................      20,712
       1,000        * Oil States International, Inc ...............      12,690
       2,000        * Palm, Inc ...................................      39,100
       3,700        * Paxar Corp ..................................      47,360
      10,200        * Quantum Corp ................................      31,416
       1,400          Robbins & Myers, Inc ........................      31,136
       1,300          Sauer-Danfoss, Inc ..........................      18,330
         600          Schawk, Inc .................................       7,152
       1,465        * Semitool, Inc ...............................      11,661
      26,600        * Silicon Graphics, Inc .......................      25,536
         400        * Simpletech, Inc .............................       2,864
       1,500          Standex International Corp ..................      36,450
       3,200          Stewart & Stevenson Services, Inc ...........      48,064
       2,200          Tecumseh Products Co (Class A) ..............      82,082
         600          Tennant Co ..................................      22,104
       5,800        * Terex Corp ..................................     107,474
       1,300          Thomas Industries, Inc ......................      37,076
       1,000          Toro Co .....................................      45,000
       6,200        * UNOVA, Inc ..................................      90,830
         400        * Veeco Instruments, Inc ......................       7,984
       1,228          Woodward Governor Co ........................      53,676
       4,900          York International Corp .....................     169,491
                                                                    -----------
                      TOTAL INDUSTRIAL MACHINERY AND EQUIPMENT        3,073,386
                                                                    -----------

                        SEE NOTES TO FINANCIAL STATEMENTS

                    2003 ANNUAL REPORT  TIAA-CREF Institutional Mutual Funds 151

      Statement of Investments - INSTITUTIONAL SMALL-CAP VALUE INDEX FUND -
                               September 30, 2003
--------------------------------------------------------------------------------

      SHARES                                                          VALUE
      ------                                                          -----
 INSTRUMENTS AND RELATED PRODUCTS--2.50%
       1,000        * Aclara BioSciences, Inc ..................... $     3,960
         900          Analogic Corp ...............................      43,200
         574          Arrow International, Inc ....................      13,202
         860        * Bruker BioSciences Corp .....................       3,784
       1,700        * Coherent, Inc ...............................      41,871
       2,500          Cohu, Inc ...................................      48,900
         700        * Cole National Corp ..........................       8,722
       1,300        * Concord Camera Corp .........................      13,845
       3,800        * Conmed Corp .................................      78,432
       4,300        * Credence Systems Corp .......................      49,450
         200        * DJ Orthopedics, Inc .........................       2,790
       3,000        * DRS Technologies, Inc .......................      72,390
       1,450          Datascope Corp ..............................      44,573
       1,500          EDO Corp ....................................      30,375
         600        * ESCO Technologies, Inc ......................      27,162
       1,100        * Haemonetics Corp ............................      25,971
       2,700        * Hanger Orthopedic Group, Inc ................      41,445
       1,300        * Herley Industries, Inc ......................      22,776
       2,600        * Hologic, Inc ................................      35,438
       5,800        * Input/Output, Inc ...........................      22,678
       1,200        * Integrated Defense Technology, Inc ..........      20,136
       1,900          Invacare Corp ...............................      71,402
         700        * Invision Technologies, Inc ..................      17,038
       2,300        * Ionics, Inc .................................      56,258
         200          Keithley Instruments, Inc ...................       2,830
         600        * MKS Instruments, Inc ........................      12,996
       2,109          MTS Systems Corp ............................      32,099
         800          Mine Safety Appliances Co ...................      43,696
       1,000          Movado Group, Inc ...........................      21,900
       4,300        * Newport Corp ................................      60,630
       1,800        * Ocular Sciences, Inc ........................      40,104
       2,200        * Orbital Sciences Corp .......................      20,416
       1,400        * Rofin-Sinar Technologies, Inc ...............      29,386
         100        * Rudolph Technologies, Inc ...................       1,931
       3,000        * Sola International, Inc .....................      48,000
       1,000        * Sybron Dental Specialties, Inc ..............      25,070
         600          Sypris Solutions, Inc .......................       8,238
       3,900        * Theragenics Corp ............................      22,230
       4,000        * Viasys Healthcare, Inc ......................      80,800
         800          Vital Signs, Inc ............................      23,440
       2,100        * Zygo Corp ...................................      34,440
                                                                    -----------
                      TOTAL INSTRUMENTS AND RELATED PRODUCTS          1,304,004
                                                                    -----------
 INSURANCE AGENTS, BROKERS AND SERVICE--0.06%
       1,700        * Clark, Inc ..................................      22,678
       1,300          Crawford & Co (Class B) .....................       9,126
                                                                    -----------
                      TOTAL INSURANCE AGENTS, BROKERS AND SERVICE        31,804
                                                                    -----------
 INSURANCE CARRIERS--4.16%
       1,200          21st Century Insurance Group ................      16,536
       4,000          Alfa Corp ...................................      50,080
       7,100        * Allmerica Financial Corp ....................     169,051
         600        * American Medical Security Group, Inc ........      12,186
       1,200        * American Physicians Capital, Inc ............      33,336
       5,200          AmerUs Group Co .............................     176,800
       2,700        * Argonaut Group, Inc .........................      35,100
       1,000          Baldwin & Lyons, Inc (Class B) ..............      23,350
       2,000        * CNA Surety Corp .............................      20,100
       3,100          Commerce Group, Inc .........................     117,676
       2,200          Delphi Financial Group, Inc (Class A) .......     102,344
         200          Donegal Group, Inc ..........................       3,020
         300          EMC Insurance Group, Inc ....................       5,379
         200        * Enstar Group, Inc ...........................       7,850
       1,600          FBL Financial Group, Inc (Class A) ..........      39,424
       1,100          Financial Industries Corp ...................      15,620
         900          Great American Financial Resources, Inc .....      13,032
       4,000          Harleysville Group, Inc .....................      93,240
       5,200          Horace Mann Educators Corp ..................      75,452
         400          Independence Holding Co .....................       8,700
       1,700          Infinity Property & Casualty Corp ...........      47,787
         500          Kansas City Life Insurance Co ...............      22,930
       2,500          Landamerica Financial Group, Inc ............     114,600
       1,000          Midland Co ..................................      21,300
         300          NYMAGIC, Inc ................................       6,729
         300        * National Western Life Insurance Co
                        (Class A) .................................      41,208
       7,400        * Ohio Casualty Corp ..........................     107,300
         900        * Pico Holdings, Inc ..........................      11,763
       2,800          PMA Capital Corp (Class A) ..................      35,084
       1,300          Penn-America Group, Inc .....................      19,474
       1,700        * Philadelphia Consolidated Holding Corp ......      78,540
      12,500          Phoenix Cos, Inc ............................     144,375
       2,700          Presidential Life Corp ......................      40,851
         400        * ProAssurance Corp ...........................      10,332
       2,400          RLI Corp ....................................      79,008
       1,226          Safety Insurance Group, Inc .................      19,028
       1,900          Selective Insurance Group, Inc ..............      56,544
       1,700          State Auto Financial Corp ...................      42,874
       2,200        * Stewart Information Services Corp ...........      62,128
       1,000        * Triad Guaranty, Inc .........................      49,080
       4,900        * UICI ........................................      61,446
       1,000          United Fire & Casualty Co ...................      36,560
       3,100        * Universal American Financial Corp ...........      27,435
         200          Zenith National Insurance Corp ..............       5,564
                                                                    -----------
                      TOTAL INSURANCE CARRIERS                        2,160,216
                                                                    -----------
 JUSTICE, PUBLIC ORDER AND SAFETY--0.04%
       1,300        * Wackenhut Corrections Corp ..................      22,165
                                                                    -----------
                      TOTAL JUSTICE, PUBLIC ORDER AND SAFETY             22,165
                                                                    -----------
 LEATHER AND LEATHER PRODUCTS--0.36%
       2,400          Brown Shoe Co, Inc ..........................      76,080
         200          K-Swiss, Inc (Class A) ......................       7,198
       1,300        * Steven Madden Ltd ...........................      24,661
       1,900        * Maxwell Shoe Co, Inc (Class A) ..............      27,284
       2,800          Wolverine World Wide, Inc ...................      54,320
                                                                    -----------
                      TOTAL LEATHER AND LEATHER PRODUCTS                189,543
                                                                    -----------
 LUMBER AND WOOD PRODUCTS--0.25%
         300          American Woodmark Corp ......................      13,428
       1,300          Deltic Timber Corp ..........................      37,596
         600        * Modtech Holdings, Inc .......................       4,764
         800          Skyline Corp ................................      25,616
       2,100          Universal Forest Products, Inc ..............      50,967
                                                                    -----------
                      TOTAL LUMBER AND WOOD PRODUCTS                    132,371
                                                                    -----------
 METAL MINING--0.16%
         400        * Cleveland-Cliffs, Inc .......................      10,240
       7,100        * Hecla Mining Co .............................      37,204
       5,868        * Stillwater Mining Co ........................      36,968
                                                                    -----------
                      TOTAL METAL MINING                                 84,412
                                                                    -----------
 MISCELLANEOUS MANUFACTURING INDUSTRIES--0.68%
       8,800          Callaway Golf Co ............................     125,576
       1,700        * Identix, Inc ................................       8,891
       3,200        * Jakks Pacific, Inc ..........................      39,008
       3,100        * K2, Inc .....................................      46,035
       1,000        * Lydall, Inc .................................      12,010
       1,800          Nautilus Group, Inc .........................      22,716
       1,900          Oneida Ltd ..................................       5,852
       1,400          Penn Engineering & Manufacturing Corp .......      21,574
       1,200        * RC2 Corp ....................................      23,052
       1,200          Russ Berrie & Co, Inc .......................      40,428


                       SEE NOTES TO FINANCIAL STATEMENTS

152  TIAA-CREF Institutional Mutual Funds  2003 ANNUAL REPORT

      Statement of Investments - INSTITUTIONAL SMALL-CAP VALUE INDEX FUND -
                               September 30, 2003
--------------------------------------------------------------------------------

      SHARES                                                          VALUE
      ------                                                          -----
 MISCELLANEOUS MANUFACTURING INDUSTRIES--(CONTINUED)
         600        * Steinway Musical Instruments, Inc ........... $    10,650
                                                                    -----------
                      TOTAL MISCELLANEOUS MANUFACTURING INDUSTRIES      355,792
                                                                    -----------
 MISCELLANEOUS RETAIL--1.44%
       4,500        * Alloy, Inc ..................................      25,200
         200        * Big 5 Sporting Goods Corp ...................       3,056
         900          Blair Corp ..................................      18,720
       3,200          Cash America International, Inc .............      52,480
       1,700        * Duane Reade, Inc ............................      27,115
         900        * Finlay Enterprises, Inc .....................      13,077
       2,200          Friedman's, Inc (Class A) ...................      30,690
         400        * Galyans Trading Co, Inc .....................       4,084
       2,000        * Jo-Ann Stores, Inc (Class A) ................      55,800
       3,900          Longs Drug Stores Corp ......................      78,507
      16,500        * OfficeMax, Inc ..............................     154,605
         600        * PC Connection, Inc ..........................       5,640
       1,595        * Sports Authority, Inc .......................      50,258
       4,800        * Stamps.com, Inc .............................      27,936
       1,300        * Systemax, Inc ...............................       8,632
       1,000        * Whitehall Jewellers, Inc ....................      11,210
         200          World Fuel Services Corp ....................       5,614
       4,000        * Zale Corp ...................................     177,640
                                                                    -----------
                      TOTAL MISCELLANEOUS RETAIL                        750,264
                                                                    -----------
 MOTION PICTURES--0.11%
       4,100        * AMC Entertainment, Inc ......................      54,940
                                                                    -----------
                      TOTAL MOTION PICTURES                              54,940
                                                                    -----------
 NONDEPOSITORY INSTITUTIONS--0.69%
         400        * Accredited Home Lenders Holding Co ..........       8,684
       2,700          Advanta Corp (Class A) ......................      29,700
         200          American Home Mortgage Holdings, Inc ........       3,514
       3,100          Charter Municipal Mortgage Acceptance Co ....      56,978
         700        * CompuCredit Corp ............................      12,250
       1,200        * Credit Acceptance Corp ......................      13,620
       1,700       b* DVI, Inc ....................................         187
       1,800        * Financial Federal Corp ......................      54,918
       3,700          MCG Capital Corp ............................      57,757
       1,900          Medallion Financial Corp ....................      11,970
       3,700          Metris Cos, Inc .............................      15,244
       3,400        * Saxon Capital, Inc ..........................      58,276
         100        * WFS Financial, Inc ..........................       3,703
         900          Westcorp ....................................      31,455
                                                                    -----------
                      TOTAL NONDEPOSITORY INSTITUTIONS                  358,256
                                                                    -----------
 NONMETALLIC MINERALS, EXCEPT FUELS--0.06%
       2,600          Amcol International Corp ....................      32,136
                                                                    -----------
                      TOTAL NONMETALLIC MINERALS, EXCEPT FUELS           32,136
                                                                    -----------
 OIL AND GAS EXTRACTION--3.08%
       1,100        * Atwood Oceanics, Inc ........................      26,389
       1,900          Berry Petroleum Co (Class A) ................      34,732
       4,200        * Tom Brown, Inc ..............................     107,940
       1,500          Cabot Oil & Gas Corp (Class A) ..............      39,000
       5,500        * Cimarex Energy Co ...........................     107,800
       2,300        * Comstock Resources, Inc .....................      30,728
       4,500        * Denbury Resources, Inc ......................      55,620
       1,200        * Encore Acquisition Co .......................      25,860
       2,800        * Energy Partners Ltd .........................      31,136
       5,300        * Forest Oil Corp .............................     126,935
       9,200        * Global Industries Ltd .......................      41,860
       3,900        * Hanover Compressor Co .......................      38,610
       4,600        * Harvest Natural Resources, Inc ..............      28,290
       3,300        * Horizon Offshore, Inc .......................      13,563
       1,800        * Houston Exploration Co ......................      63,180
       2,300        * KCS Energy, Inc .............................      15,640
       9,000        * Magnum Hunter Resources, Inc ................      71,910
       1,000        * McMoRan Exploration Co ......................      10,480
       4,600        * Meridian Resource Corp ......................      19,826
         800        * Newpark Resources, Inc ......................       3,440
       2,300        * Nuevo Energy Co .............................      41,791
         200        * Oceaneering International, Inc ..............       4,704
      11,300        * Parker Drilling Co ..........................      26,668
         700          Patina Oil & Gas Corp .......................      25,368
         200          Penn Virginia Corp ..........................       8,840
         800        * Petrocorp, Inc ..............................      10,768
       2,100        * Petroleum Development Corp ..................      25,158
       3,600        * Plains Exploration & Production Co ..........      44,892
       6,800        * Range Resources Corp ........................      46,512
       2,100          St. Mary Land & Exploration Co ..............      53,172
       2,300        * Seacor Smit, Inc ............................      83,191
       3,300        * Spinnaker Exploration Co ....................      79,200
       3,000        * Stone Energy Corp ...........................     105,840
       3,400        * Swift Energy Co .............................      47,974
       2,300        * Transmontaigne, Inc .........................      13,708
       2,800        * Veritas DGC, Inc ............................      22,344
       6,600          Vintage Petroleum, Inc ......................      71,808
                                                                    -----------
                      TOTAL OIL AND GAS EXTRACTION                    1,604,877
                                                                    -----------
 PAPER AND ALLIED PRODUCTS--0.99%
       3,500        * Buckeye Technologies, Inc ...................      31,815
       3,400        * Caraustar Industries, Inc ...................      29,682
       1,900          Chesapeake Corp .............................      42,826
       3,700          Glatfelter ..................................      43,586
       2,900        * Graphic Packaging Corp ......................      14,674
       1,700          Greif, Inc (Class A) ........................      44,200
       6,700        * Longview Fibre Co ...........................      65,459
       1,300        * Playtex Products, Inc .......................       7,748
       2,100          Pope & Talbot, Inc ..........................      31,752
       3,500          Potlatch Corp ...............................     104,020
       3,200          Rock-Tenn Co (Class A) ......................      46,656
       1,900          Schweitzer-Mauduit International, Inc .......      47,975
         600          Wausau-Mosinee Paper Corp ...................       7,326
                                                                    -----------
                      TOTAL PAPER AND ALLIED PRODUCTS                   517,719
                                                                    -----------
 PERSONAL SERVICES--0.32%
       4,800        * Alderwoods Group, Inc .......................      37,200
       1,200          Angelica Corp ...............................      22,800
       2,300          G & K Services, Inc (Class A) ...............      80,500
       1,200          Unifirst Corp ...............................      28,368
                                                                    -----------
                      TOTAL PERSONAL SERVICES                           168,868
                                                                    -----------
 PETROLEUM AND COAL PRODUCTS--0.20%
         100          ElkCorp .....................................       2,356
         700          Frontier Oil Corp ...........................      10,290
         100          Holly Corp ..................................       2,478
       7,600        * Tesoro Petroleum Corp .......................      64,296
         800          WD-40 Co ....................................      25,352
                                                                    -----------
                      TOTAL PETROLEUM AND COAL PRODUCTS                 104,772
                                                                    -----------
 PRIMARY METAL INDUSTRIES--1.95%
      12,600        * AK Steel Holding Corp .......................      25,200
      10,800          Allegheny Technologies, Inc .................      70,740
      12,055        * Andrew Corp .................................     148,156
       3,000          Belden, Inc .................................      52,410
       1,800        * Brush Engineered Materials, Inc .............      18,450
       2,500        * Cable Design Technologies Corp ..............      20,000
       2,600          Carpenter Technology Corp ...................      55,744
       1,700        * Century Aluminum Co .........................      18,445
       6,900        * CommScope, Inc ..............................      83,214
       1,100          Curtiss-Wright Corp .........................      77,682
         700        * Encore Wire Corp ............................       9,240
         900        * General Cable Corp ..........................       7,164
         500          Gibraltar Steel Corp ........................      11,020
         700        * Liquidmetal Technologies, Inc ...............       2,205

                        SEE NOTES TO FINANCIAL STATEMENTS

                    2003 ANNUAL REPORT  TIAA-CREF Institutional Mutual Funds 153

      Statement of Investments - INSTITUTIONAL SMALL-CAP VALUE INDEX FUND -
                               September 30, 2003
--------------------------------------------------------------------------------

      SHARES                                                          VALUE
      ------                                                          -----
 PRIMARY METAL INDUSTRIES--(CONTINUED)
       3,300        * Mueller Industries, Inc ..................... $    83,985
       1,900        * NS Group, Inc ...............................      12,274
         800          NN, Inc .....................................      10,288
       2,200          Quanex Corp .................................      73,920
       2,500        * RTI International Metals, Inc ...............      26,300
       1,000          Ryerson Tull, Inc ...........................       7,800
       1,200          Schnitzer Steel Industries, Inc (Class A) ...      36,036
       2,900        * Steel Dynamics, Inc .........................      43,906
       2,800          Texas Industries, Inc .......................      68,880
       3,300          Tredegar Corp ...............................      49,665
                                                                    -----------
                      TOTAL PRIMARY METAL INDUSTRIES                  1,012,724
                                                                    -----------
 PRINTING AND PUBLISHING--1.24%
       8,200        * American Greetings Corp (Class A) ...........     159,326
       3,100          Banta Corp ..................................     111,600
       2,100          Bowne & Co, Inc .............................      31,395
         600          CSS Industries, Inc .........................      15,450
       1,500        * Consolidated Graphics, Inc ..................      38,145
         100          Courier Corp ................................       5,091
       1,700          Ennis Business Forms, Inc ...................      22,797
         700          Harland (John H.) Co ........................      18,529
         700        * Information Holdings, Inc ...................      14,021
       4,100        * Journal Register Co .........................      76,875
       2,000        * Mail-Well, Inc ..............................       7,000
         600        * Martha Stewart Living Omnimedia, Inc
                        (Class A) .................................       5,550
         200          Thomas Nelson, Inc ..........................       2,762
       1,000          New England Business Services, Inc ..........      26,620
         300        * Playboy Enterprises, Inc (Class B) ..........       4,365
      19,600        * Primedia, Inc ...............................      55,860
         600          Pulitzer, Inc ...............................      31,260
       1,100          Standard Register Co ........................      18,260
                                                                    -----------
                      TOTAL PRINTING AND PUBLISHING                     644,906
                                                                    -----------
 RAILROAD TRANSPORTATION--0.32%
       1,900          Florida East Coast Industries ...............      54,625
         900        * Genesee & Wyoming, Inc (Class A) ............      21,339
       8,200        * Kansas City Southern Industries, Inc ........      90,774
                                                                    -----------
                      TOTAL RAILROAD TRANSPORTATION                     166,738
                                                                    -----------
 REAL ESTATE--0.41%
         700        * Avatar Holdings, Inc ........................      22,386
       4,100        * Jones Lang LaSalle, Inc .....................      75,850
         200        * Orleans Homebuilders, Inc ...................       2,364
      12,900        * Stewart Enterprises, Inc (Class A) ..........      49,020
         782        * Tarragon Realty Investors, Inc ..............      11,926
       4,000        * Trammell Crow Co ............................      49,800
         200          United Capital Corp .........................       3,600
                                                                    -----------
                      TOTAL REAL ESTATE                                 214,946
                                                                    -----------
 RUBBER AND MISCELLANEOUS PLASTICS PRODUCTS--1.10%
         521        * Applied Films Corp ..........................      15,489
       1,500          Bandag, Inc .................................      50,595
       8,700          Cooper Tire & Rubber Co .....................     138,069
      19,900        * Goodyear Tire & Rubber Co ...................     130,743
         800        * Gundle/SLT Environmental, Inc ...............      12,280
         400        * Jarden Corp .................................      15,100
       2,500          Myers Industries, Inc .......................      25,025
       3,900          Schulman (A.), Inc ..........................      61,854
       1,900        * Skechers U.S.A., Inc (Class A) ..............      14,098
       2,800          Spartech Corp ...............................      59,640
       1,600          Tupperware Corp .............................      21,408
       2,000        * Vans, Inc ...................................      21,800
                                                                    -----------
                      TOTAL RUBBER AND MISCELLANEOUS PLASTICS
                      PRODUCTS                                          566,101
                                                                    -----------
 SECURITY AND COMMODITY BROKERS--0.47%
         800          First Albany Cos, Inc .......................      10,200
         300        * Gabelli Asset Management, Inc (Class A) .....      10,698
       2,200        * Investment Technology Group, Inc ............      42,196
       9,600        * Knight Trading Group, Inc ...................     109,920
       1,900          SWS Group, Inc ..............................      37,449
       1,418          Sanders Morris Harris Group, Inc ............      12,578
       2,200        * SoundView Technology Group, Inc .............      21,648
                                                                    -----------
                      TOTAL SECURITY AND COMMODITY BROKERS              244,689
                                                                    -----------
 SPECIAL TRADE CONTRACTORS--0.71%
       6,400        * Dycom Industries, Inc .......................     130,496
       1,600        * EMCOR Group, Inc ............................      68,080
       1,600        * Integrated Electrical Services, Inc .........      11,040
       1,100        * Matrix Service Co ...........................      19,536
       9,800        * Quanta Services, Inc ........................      81,046
       1,200          Roto-Rooter, Inc ............................      42,660
         800        * John B. Sanfilippo & Son ....................      17,008
                                                                    -----------
                      TOTAL SPECIAL TRADE CONTRACTORS                   369,866
                                                                    -----------
 STONE, CLAY, AND GLASS PRODUCTS--0.39%
         900          Ameron International Corp ...................      29,709
       2,900          Apogee Enterprises, Inc .....................      29,928
         900          Centex Construction Products, Inc ...........      40,203
         700          Libbey, Inc .................................      19,467
       4,800       b* USG Corp ....................................      82,752
                                                                    -----------
                      TOTAL STONE, CLAY, AND GLASS PRODUCTS             202,059
                                                                    -----------
 TEXTILE MILL PRODUCTS--0.26%
       3,300          Albany International Corp (Class A) .........     101,772
         101        * Hampshire Group Ltd .........................       3,216
       5,700        * Interface, Inc (Class A) ....................      30,894
                                                                    -----------
                      TOTAL TEXTILE MILL PRODUCTS                       135,882
                                                                    -----------
 TOBACCO PRODUCTS--0.27%
       3,300          Universal Corp ..............................     139,029
                                                                    -----------
                      TOTAL TOBACCO PRODUCTS                            139,029
                                                                    -----------
 TRANSPORTATION BY AIR--1.36%
       6,400        * ABX Air, Inc ................................      15,872
       7,300        * AMR Corp ....................................      83,585
       3,100        * Alaska Air Group, Inc .......................      86,242
       1,400        * America West Holdings Corp (Class B) ........      13,622
       4,300        * Atlantic Coast Airlines Holdings, Inc .......      36,593
       8,700        * Continental Airlines, Inc (Class B) .........     144,246
       3,900        * Frontier Airlines, Inc ......................      64,194
       1,300        * MAIR Holdings, Inc ..........................       8,827
       8,100        * Northwest Airlines Corp .....................      78,570
       2,200        * Offshore Logistics, Inc .....................      44,660
         500        * Petroleum Helicopters (Vote) ................      14,530
       6,900          Skywest, Inc ................................     119,508
                                                                    -----------
                      TOTAL TRANSPORTATION BY AIR                       710,449
                                                                    -----------
 TRANSPORTATION EQUIPMENT--1.64%
       3,700        * AAR Corp ....................................      29,674
       1,900        * Aftermarket Technology Corp .................      21,679
       1,590          Arctic Cat, Inc .............................      30,735
         400          Clarcor, Inc ................................      15,600
       1,900          Coachmen Industries, Inc ....................      22,249
         900        * Ducommun, Inc ...............................      14,670
       2,000        * Dura Automotive Systems, Inc ................      19,040
       1,500        * Fairchild Corp (Class A) ....................       7,425
       2,900          Federal Signal Corp .........................      43,210
       4,400        * Fleetwood Enterprises, Inc ..................      40,788
       4,100          GenCorp, Inc ................................      36,695
         800        * Greenbrier Cos, Inc .........................      10,808
       1,500          Heico Corp ..................................      20,400
       2,900          Kaman Corp (Class A) ........................      37,584
       3,400        * Monaco Coach Corp ...........................      56,270
         400          Oshkosh Truck Corp ..........................      15,844
         500        * Sequa Corp (Class A) ........................      21,405
         500          Standard Motor Products, Inc ................       5,050

                       SEE NOTES TO FINANCIAL STATEMENTS

154  TIAA-CREF Institutional Mutual Funds  2003 ANNUAL REPORT

      Statement of Investments - INSTITUTIONAL SMALL-CAP VALUE INDEX FUND -
                               September 30, 2003
--------------------------------------------------------------------------------

      SHARES                                                          VALUE
      ------                                                          -----
 TRANSPORTATION EQUIPMENT--(CONTINUED)
         155        * Strattec Security Corp ...................... $     7,387
       1,700          Superior Industries International, Inc ......      68,935
       5,500        * Tenneco Automotive, Inc .....................      34,595
       4,700          Trinity Industries, Inc .....................     121,495
       1,900        * Triumph Group, Inc ..........................      56,620
      17,300          Visteon Corp ................................     114,180
                                                                    -----------
                      TOTAL TRANSPORTATION EQUIPMENT                    852,338
                                                                    -----------
 TRANSPORTATION SERVICES--0.37%
         900          Ambassadors International, Inc ..............      11,025
         300        * EGL, Inc ....................................       5,454
       5,500          GATX Corp ...................................     116,325
       1,704        * Navigant International, Inc .................      23,873
       3,900        * RailAmerica, Inc ............................      33,540
                                                                    -----------
                      TOTAL TRANSPORTATION SERVICES                     190,217
                                                                    -----------
 TRUCKING AND WAREHOUSING--0.80%
       2,900          Arkansas Best Corp ..........................      79,750
         100        * Covenant Transport, Inc (Class A) ...........       1,840
         600          Heartland Express, Inc ......................      14,412
       1,600          Roadway Corp ................................      78,032
       1,628        * SCS Transportation, Inc .....................      24,583
         800        * U.S. Xpress Enterprises, Inc (Class A) ......       9,800
       3,600          USF Corp ....................................     113,292
       3,200        * Yellow Corp .................................      95,616
                                                                    -----------
                      TOTAL TRUCKING AND WAREHOUSING                    417,325
                                                                    -----------
 WATER TRANSPORTATION--0.55%
       5,500          Alexander & Baldwin, Inc ....................     154,440
         300        * Gulfmark Offshore, Inc ......................       4,215
       2,100        * Kirby Corp ..................................      60,270
         400          Maritrans, Inc ..............................       6,000
       2,000          Overseas Shipholding Group, Inc .............      51,700
       1,600        * Seabulk International, Inc ..................      11,664
                                                                    -----------
                      TOTAL WATER TRANSPORTATION                        288,289
                                                                    -----------
 WHOLESALE TRADE-DURABLE GOODS--2.18%
       1,800          Action Performance Cos, Inc .................      43,992
       3,700          Agilysys, Inc ...............................      32,449
       1,600        * Alliance Imaging, Inc .......................       5,504
       3,500        * Anixter International, Inc ..................      79,695
       2,300          Applied Industrial Technologies, Inc ........      45,701
         800        * Audiovox Corp (Class A) .....................      10,104
       4,200        * Aviall, Inc .................................      51,996
       1,000          Barnes Group, Inc ...........................      25,960
       2,000        * Boyds Collection Ltd ........................       9,020
       3,300          Commercial Metals Co ........................      60,621
       3,000        * Compucom Systems, Inc .......................      12,600
       1,700        * Department 56, Inc ..........................      21,590
       3,100          Handleman Co ................................      52,328
       3,100          Hughes Supply, Inc ..........................     100,595
       2,100        * Imagistics International, Inc ...............      60,858
       5,100        * Insight Enterprises, Inc ....................      77,622
       1,000        * Insurance Auto Auctions, Inc ................      11,250
         698          Lawson Products, Inc ........................      18,741
         400          Owens & Minor, Inc ..........................       9,640
       6,400        * PSS World Medical, Inc ......................      56,768
       6,400          Pep Boys-Manny Moe & Jack ...................      97,920
       1,300          Pomeroy IT Solutions, Inc ...................      16,510
       3,200          Reliance Steel & Aluminum Co ................      71,008
      15,500        * Safeguard Scientifics, Inc ..................      52,700
       2,200        * TBC Corp ....................................      55,110
       2,500          Watsco, Inc .................................      47,775
       1,000        * WESCO International, Inc ....................       5,230
                                                                    -----------
                      TOTAL WHOLESALE TRADE-DURABLE GOODS             1,133,287
                                                                    -----------
 WHOLESALE TRADE-NONDURABLE GOODS--1.74%
       5,500          Acuity Brands, Inc ..........................      99,330
       1,300          Advanced Marketing Services, Inc ............      13,286
         100        * Central European Distribution Corp ..........       2,735
       4,500        * Chiquita Brands International, Inc ..........      79,650
       1,300          D&K Healthcare Resources, Inc ...............      18,278
       5,400          DIMON, Inc ..................................      37,260
         500        * Perry Ellis International, Inc ..............      14,275
       1,000          Getty Realty Corp ...........................      24,500
       2,700        * Hain Celestial Group, Inc ...................      48,951
       4,200        * Men's Wearhouse, Inc ........................     107,730
       1,179          Nash Finch Co ...............................      18,275
       2,800          Nu Skin Enterprises, Inc (Class A) ..........      35,700
       5,400          Perrigo Co ..................................      68,742
       3,500          Russell Corp ................................      57,050
       1,900        * School Specialty, Inc .......................      53,594
       1,700        * Smart & Final, Inc ..........................      10,625
         500          Standard Commercial Corp ....................       9,200
       4,800          Stride Rite Corp ............................      51,840
       3,100        * United Stationers, Inc ......................     116,808
       3,500          Valhi, Inc ..................................      39,410
                                                                    -----------
                      TOTAL WHOLESALE TRADE-NONDURABLE GOODS            907,239
                                                                    -----------

                      TOTAL COMMON STOCK
                       (COST $46,304,146)                            51,811,960

                      TOTAL PORTFOLIO--99.49%
                       (COST $46,304,146)                            51,811,960

                      OTHER ASSETS & LIABILITIES, NET--0.51%            267,885
                                                                    -----------
                      NET ASSETS--100.00%                           $52,079,845
                                                                    ===========

------------
*  Non-income producing
b  In bankruptcy

At September 30, 2003, the aggregate cost of portfolio investments for federal income tax purposes was $46,523,669. Net unrealized appreciation of portfolio investments aggregated $5,288,291 of which $7,356,523 related to appreciated portfolio investments and $2,068,232 related to depreciated portfolio investments.

                        SEE NOTES TO FINANCIAL STATEMENTS

                    2003 ANNUAL REPORT  TIAA-CREF Institutional Mutual Funds 155

      Statement of Investments - INSTITUTIONAL SMALL-CAP BLEND INDEX FUND -
                               September 30, 2003
--------------------------------------------------------------------------------

                              Summary by Industry

                                                             VALUE          %
--------------------------------------------------------------------------------
COMMON STOCK:
Agricultural Production-Crops ......................... $    223,255       0.22%
Agricultural Production-Livestock .....................        8,174       0.01
Amusement and Recreation Services .....................      822,753       0.79
Apparel and Accessory Stores ..........................    1,776,946       1.72
Apparel and Other Textile Products ....................      436,076       0.42
Auto Repair, Services and Parking .....................      146,244       0.14
Automotive Dealers and Service Stations ...............      499,042       0.48
Building Materials and Garden Supplies ................      265,893       0.26
Business Services .....................................   11,969,454      11.56
Chemicals and Allied Products .........................    7,164,385       6.92
Coal Mining ...........................................      258,059       0.25
Communications ........................................    2,409,717       2.33
Depository Institutions ...............................   10,111,755       9.76
Eating and Drinking Places ............................    1,285,934       1.24
Educational Services ..................................      303,126       0.29
Electric, Gas, and Sanitary Services ..................    3,149,772       3.04
Electronic and Other Electric Equipment ...............    7,785,620       7.52
Engineering and Management Services ...................    3,309,707       3.20
Environmental Quality and Housing .....................            6       0.00
Executive, Legislative and General ....................        5,240       0.01
Fabricated Metal Products .............................      834,834       0.81
Food and Kindred Products .............................    1,186,187       1.15
Food Stores ...........................................      413,901       0.40
Furniture and Fixtures ................................      164,875       0.16
Furniture and Homefurnishings Stores ..................      597,915       0.58
General Building Contractors ..........................      637,915       0.62
General Merchandise Stores ............................      697,134       0.67
Health Services .......................................    1,855,537       1.79
Heavy Construction, Except Building ...................      133,604       0.13
Holding and Other Investment Offices ..................    8,448,941       8.16
Hotels and Other Lodging Places .......................      496,684       0.48
Industrial Machinery and Equipment ....................    5,376,664       5.19
Instruments and Related Products ......................    6,243,598       6.03
Insurance Agents, Brokers and Service .................      199,731       0.19
Insurance Carriers ....................................    2,717,373       2.62
Justice, Public Order and Safety ......................       20,460       0.02
Leather and Leather Products ..........................      292,959       0.28
Legal Services ........................................       49,182       0.05
Lumber and Wood Products ..............................      197,815       0.19
Metal Mining ..........................................      257,451       0.25
Miscellaneous Manufacturing Industries ................      644,014       0.62
Miscellaneous Retail ..................................    1,498,146       1.45
Motion Pictures .......................................      508,343       0.49
Nondepository Institutions ............................      749,395       0.72
Nonmetallic Minerals, Except Fuels ....................       31,506       0.03
Oil and Gas Extraction ................................    2,849,208       2.75
Paper and Allied Products .............................      581,411       0.56
Personal Services .....................................      226,045       0.22
Petroleum and Coal Products ...........................      333,323       0.32
Primary Metal Industries ..............................    1,506,563       1.45
Printing and Publishing ...............................      941,647       0.91
Railroad Transportation ...............................      181,121       0.17
Real Estate ...........................................      239,682       0.23
Rubber and Miscellaneous Plastics Products ............      783,222       0.76
Security and Commodity Brokers ........................      527,825       0.51
Social Services .......................................       63,920       0.06
Special Trade Contractors .............................      392,257       0.38
Stone, Clay, and Glass Products .......................      418,126       0.40
Textile Mill Products .................................      149,470       0.14
Tobacco Products ......................................      184,389       0.18
Transportation By Air .................................    1,194,335       1.15
Transportation Equipment ..............................    1,641,874       1.59
Transportation Services ...............................      331,385       0.32
Trucking and Warehousing ..............................      715,055       0.69
Water Transportation ..................................      322,666       0.31
Wholesale Trade-Durable Goods .........................    1,750,325       1.69
Wholesale Trade-Nondurable Goods ......................    1,489,443       1.44
                                                        ------------     ------
TOTAL COMMON STOCK (COST $83,935,226) .................  103,008,614      99.47
                                                        ------------     ------

TOTAL PORTFOLIO (COST $83,935,226) ....................  103,008,614      99.47
OTHER ASSETS & LIABILITIES, NET .......................      550,274       0.53
                                                        ------------     ------
NET ASSETS ............................................ $103,558,888     100.00%
                                                        ============     ======


    SHARES                                                             VALUE
    ------                                                            -------
COMMON STOCK--99.47%
 AGRICULTURAL PRODUCTION-CROPS--0.22%
         500          Alico, Inc ...................................$    14,005
       5,000          Delta & Pine Land Co .........................    115,050
       4,000        * VCA Antech, Inc ..............................     94,200
                                                                    -----------
                      TOTAL AGRICULTURAL PRODUCTION-CROPS               223,255
                                                                    -----------
 AGRICULTURAL PRODUCTION-LIVESTOCK--0.01%
          38          Seaboard Corp ................................      8,174
                                                                    -----------
                      TOTAL AGRICULTURAL PRODUCTION-LIVESTOCK             8,174
                                                                    -----------
 AMUSEMENT AND RECREATION SERVICES--0.79%
       6,600        * Alliance Gaming Corp .........................    133,848
       3,000        * Argosy Gaming Co .............................     73,200
       3,700        * Aztar Corp ...................................     65,527
       4,100        * Bally Total Fitness Holding Corp .............     35,465
         800          Churchill Downs, Inc .........................     30,384
       1,100          Dover Downs Gaming & Entertainment, Inc ......      9,042
       1,917          Dover Motorsport, Inc ........................      7,208
       1,700        * Gaylord Entertainment Co .....................     41,735
       2,000        * Isle Of Capri Casinos, Inc ...................     39,620
       5,300        * Magna Entertainment Corp (Class A) ...........     22,048
       3,000        * MTR Gaming Group, Inc ........................     26,010
       1,400        * Multimedia Games, Inc ........................     50,946
       4,000        * Penn National Gaming, Inc ....................     85,280
      12,400        * Six Flags, Inc ...............................     65,224
       1,882          Speedway Motorsports, Inc ....................     55,538
       2,897        * WMS Industries, Inc ..........................     65,646
       1,600          World Wrestling Federation Entertainment, Inc      16,032
                                                                    -----------
                      TOTAL AMUSEMENT AND RECREATION SERVICES           822,753
                                                                    -----------
 APPAREL AND ACCESSORY STORES--1.72%
       2,500        * Aeropostale, Inc .............................     67,625
       6,900        * American Eagle Outfitters, Inc ...............    102,534
       6,000        * AnnTaylor Stores Corp ........................    192,840
         600        * Bebe Stores, Inc .............................     16,260
       1,000          Buckle, Inc ..................................     19,260
       2,400          Burlington Coat Factory Warehouse Corp .......     44,880
       4,000        * Casual Male Retail Group, Inc ................     29,560
       2,200          Cato Corp (Class A) ..........................     44,374
       1,500        * Charlotte Russe Holding, Inc .................     15,435
      13,600        * Charming Shoppes, Inc ........................     77,656
       1,700        * Children's Place Retail Stores, Inc ..........     29,155
       4,650          Christopher & Banks Corp .....................    110,949
         600          Deb Shops, Inc ...............................     11,010
       2,500        * Dress Barn, Inc ..............................     34,250
       2,300        * Finish Line, Inc (Class A) ...................     60,490
       2,481        * Footstar, Inc ................................     16,772
       2,900        * Genesco, Inc .................................     46,574
       2,400          Goody's Family Clothing, Inc .................     23,664
       3,900        * Gymboree Corp ................................     54,951
       6,150        * Hot Topic, Inc ...............................    138,621
         600        * Jos A. Bank Clothiers, Inc ...................     26,382
         600        * Mothers Work, Inc ............................     18,210
       1,000          Oshkosh B'gosh, Inc (Class A) ................     25,720

                       SEE NOTES TO FINANCIAL STATEMENTS

156  TIAA-CREF Institutional Mutual Funds  2003 ANNUAL REPORT

      Statement of Investments - INSTITUTIONAL SMALL-CAP BLEND INDEX FUND -
                               September 30, 2003
--------------------------------------------------------------------------------

    SHARES                                                             VALUE
    ------                                                            -------
 APPAREL AND ACCESSORY STORES--(CONTINUED)

       9,450        * Pacific Sunwear Of California, Inc ...........$   195,237
       8,900        * Payless Shoesource, Inc ......................    115,166
         987        * Shoe Carnival, Inc ...........................     14,114
       1,900        * Stage Stores, Inc ............................     48,412
       4,476        * Too, Inc .....................................     65,931
       3,200        * Urban Outfitters, Inc ........................     83,392
       2,900        * Wet Seal, Inc (Class A) ......................     29,145
       2,300        * Wilsons The Leather Experts, Inc .............     18,377
                                                                    -----------
                      TOTAL APPAREL AND ACCESSORY STORES              1,776,946
                                                                    -----------
 APPAREL AND OTHER TEXTILE PRODUCTS--0.42%
       4,100        * Collins & Aikman Corp ........................     13,858
       2,700        * DHB Industries, Inc ..........................     11,745
       1,023        * Guess?, Inc ..................................      9,105
       3,500          Kellwood Co ..................................    117,075
         800          Oxford Industries, Inc .......................     51,360
       3,300          Phillips-Van Heusen Corp .....................     49,533
       7,100        * Quiksilver, Inc ..............................    113,245
       4,500        * Warnaco Group, Inc ...........................     70,155
                                                                    -----------
                      TOTAL APPAREL AND OTHER TEXTILE PRODUCTS          436,076
                                                                    -----------
 AUTO REPAIR, SERVICES AND PARKING--0.14%
       2,400          Central Parking Corp .........................     29,400
       3,000        * Dollar Thrifty Automotive Group, Inc .........     68,160
       1,900        * Midas, Inc ...................................     25,004
         800        * Monro Muffler Brake, Inc .....................     23,680
                                                                    -----------
                      TOTAL AUTO REPAIR, SERVICES AND PARKING           146,244
                                                                    -----------
 AUTOMOTIVE DEALERS AND SERVICE STATIONS--0.48%
         500        * America's Car Mart, Inc ......................     14,975
       1,600        * Asbury Automotive Group, Inc .................     26,640
       9,000        * Copart, Inc ..................................     97,200
       4,500        * CSK Auto Corp ................................     69,390
       2,200        * Group 1 Automotive, Inc ......................     75,988
       1,700          Lithia Motors, Inc (Class A) .................     33,949
       1,100        * MarineMax, Inc ...............................     15,961
       3,600          Sonic Automotive, Inc ........................     86,616
       2,100        * United Auto Group, Inc .......................     48,300
       1,576        * West Marine, Inc .............................     30,023
                                                                    -----------
                      TOTAL AUTOMOTIVE DEALERS AND SERVICE STATIONS     499,042
                                                                    -----------
 BUILDING MATERIALS AND GARDEN SUPPLIES--0.26%
       1,600          Building Materials Holding Corp ..............     20,960
       2,100        * Central Garden & Pet Co ......................     54,852
      13,794        * Louisiana-Pacific Corp .......................    190,081
                                                                    -----------
                      TOTAL BUILDING MATERIALS AND GARDEN SUPPLIES      265,893
                                                                    -----------
 BUSINESS SERVICES--11.56%
       3,150          Aaron Rents, Inc .............................     65,993
       4,900          ABM Industries, Inc ..........................     69,335
       4,600        * ActivCard Corp ...............................     37,720
      11,600        * Activision, Inc ..............................    138,620
       2,600        * Administaff, Inc .............................     23,114
       4,200        * Advent Software, Inc .........................     67,578
       2,700        * Advo, Inc ....................................    112,401
       4,800        * Aether Systems, Inc ..........................     21,936
       5,800        * Agile Software Corp ..........................     55,216
      13,500        * Akamai Technologies, Inc .....................     57,915
       1,200        * Altiris, Inc .................................     31,536
       5,500        * American Management Systems, Inc .............     70,125
       2,400        * AMN Healthcare Services, Inc .................     38,976
         900        * Ansoft Corp ..................................      9,225
       2,000        * Ansys, Inc ...................................     71,080
       2,500        * Anteon International Corp ....................     76,500
       3,900        * APAC Customer Services, Inc ..................      9,750
       5,200        * Aquantive, Inc ...............................     48,152
       4,000        * Arbitron, Inc ................................    141,200
      35,271        * Ariba, Inc ...................................    107,224
       2,700        * Armor Holdings, Inc ..........................     45,225
       7,700        * Ascential Software Corp ......................    142,681
       3,965        * Asiainfo Holdings, Inc .......................     26,724
       4,600        * Ask Jeeves, Inc ..............................     80,040
       4,000        * Aspect Communications Corp ...................     33,320
       4,600        * Aspen Technology, Inc ........................     17,940
       3,800        * At Road, Inc .................................     51,110
       1,000        * Atari, Inc ...................................      4,090
       4,400        * Autobytel, Inc ...............................     41,888
         800        * Bankrate, Inc ................................     11,184
       2,000        * Barra, Inc ...................................     75,100
       9,400        * Borland Software Corp ........................     86,574
       2,300          Brady Corp (Class A) .........................     73,163
       7,200          Brink's Co ...................................    124,992
       3,400        * Broadvision, Inc .............................     16,670
       3,800        * CACI International, Inc (Class A) ............    162,830
       5,100        * Catalina Marketing Corp ......................     77,469
       1,600        * CCC Information Services Group, Inc ..........     26,816
       1,600          CDI Corp .....................................     43,248
       3,800        * Cerner Corp ..................................    117,306
       6,600        * Ciber, Inc ...................................     50,160
      48,500        * CMGI, Inc ....................................     75,175
      13,300        * CNET Networks, Inc ...........................     94,164
       4,000        * Computer Horizons Corp .......................     14,800
         800          Computer Programs & Systems, Inc .............     14,424
       2,160        * Concord Communications, Inc ..................     28,274
       3,100        * Concur Technologies, Inc .....................     36,766
       1,500        * Convera Corp .................................      6,525
       1,806        * CoStar Group, Inc ............................     46,956
          24       b* Cross Media Marketing Corp ...................          1
       6,900        * CSG Systems International, Inc ...............    101,913
       1,400        * Cyberguard Corp ..............................     13,314
       2,300        * Datastream Systems, Inc ......................     17,825
       3,900        * Dendrite International, Inc ..................     59,241
       1,296        * Digimarc Corp ................................     19,064
       3,881        * Digital Insight Corp .........................     77,232
       3,600        * Digital River, Inc ...........................     98,460
       4,600        * Digitalthink, Inc ............................     11,822
       5,800        * Documentum, Inc ..............................    123,598
       7,400        * E.piphany, Inc ...............................     36,926
      15,500        * Earthlink, Inc ...............................    127,565
       3,800        * Echelon Corp .................................     45,220
       4,613        * Eclipsys Corp ................................     73,762
       1,500        * eCollege.com, Inc ............................     30,210
       6,100        * eFunds Corp ..................................     75,335
       2,200        * Electro Rent Corp ............................     27,522
       1,800        * Embarcadero Technologies, Inc ................     18,072
      27,000        * Enterasys Networks, Inc ......................    108,000
       6,300        * Entrust, Inc .................................     30,933
       5,100        * Epicor Software Corp .........................     45,594
       1,717        * EPIQ Systems, Inc ............................     29,120
       3,100        * eSpeed, Inc (Class A) ........................     70,091
      12,700        * Extreme Networks, Inc ........................     80,137
       2,900        * F5 Networks, Inc .............................     55,796
       1,700        * Fidelity National Information Solutions, Inc .     42,245
       4,600        * Filenet Corp .................................     92,322
       1,600        * FindWhat.com .................................     27,648
       4,900        * Freemarkets, Inc .............................     38,127
       2,700        * Gerber Scientific, Inc .......................     19,170
       1,800          Gevity HR, Inc ...............................     26,424
         100          Grey Global Group, Inc .......................     76,110
       1,200        * Group 1 Software, Inc ........................     21,564
       2,100        * GSI Commerce, Inc ............................     20,958
       5,500        * Harris Interactive, Inc ......................     38,720

                        SEE NOTES TO FINANCIAL STATEMENTS

                   2003 ANNUAL REPORT  TIAA-CREF Institutional Mutual Funds  157

      Statement of Investments - INSTITUTIONAL SMALL-CAP BLEND INDEX FUND -
                               September 30, 2003
--------------------------------------------------------------------------------

    SHARES                                                             VALUE
    ------                                                            -------
 BUSINESS SERVICES--(CONTINUED)
       1,200          Healthcare Services Group .................$    19,800
       2,200        * Heidrick & Struggles International, Inc ...     37,246
      11,500        * Homestore, Inc ............................     31,855
       1,000        * Hudson Highland Group, Inc ................     19,240
       4,800        * Hyperion Solutions Corp ...................    138,576
         700        * ICT Group, Inc ............................      7,497
       2,900        * iDine Rewards Network, Inc ................     47,125
       2,286        * IDX Systems Corp ..........................     52,852
       2,684        * iGate Corp ................................     15,836
       8,500        * Informatica Corp ..........................     63,325
       3,300        * Infospace, Inc ............................     67,353
       3,900        * infoUSA, Inc ..............................     29,289
       1,300        * Integral Systems, Inc .....................     23,491
       6,400        * Intelidata Technologies Corp ..............     15,104
       6,200        * Intergraph Corp ...........................    144,336
       4,900        * Internet Security Systems, Inc ............     61,250
         892          Interpool, Inc ............................     14,192
      13,600        * Interwoven, Inc ...........................     36,040
       1,900        * Intrado, Inc ..............................     43,282
         700        * iPayment, Inc .............................     15,932
       3,800        * JDA Software Group, Inc ...................     56,506
       3,000        * Kana Software, Inc ........................     11,760
       6,800        * Keane, Inc ................................     86,904
       2,200          Kelly Services, Inc (Class A) .............     54,868
       2,500        * Keynote Systems, Inc ......................     29,125
       3,300        * KFX ,Inc ..................................     16,566
       4,200        * Korn/Ferry International ..................     34,650
       4,800        * Kroll, Inc ................................     89,280
       2,600        * Kronos, Inc ...............................    137,566
       5,200        * Labor Ready, Inc ..........................     52,260
       5,600        * Lawson Software, Inc ......................     39,704
      11,400        * Legato Systems, Inc .......................    127,794
       4,100        * Lionbridge Technologies ...................     30,791
      10,100        * Looksmart Ltd .............................     31,714
       5,400        * Macrovision Corp ..........................     99,738
       2,800        * Magma Design Automation, Inc ..............     54,936
       2,900        * Manhattan Associates, Inc .................     75,081
       1,800        * Mantech International Corp (Class A) ......     44,784
       7,918        * Manugistics Group, Inc ....................     43,391
       2,300        * MAPICS, Inc ...............................     22,586
         800        * Marketwatch.com, Inc ......................      6,689
       5,687        * Matrixone, Inc ............................     28,037
       1,000          McGrath RentCorp ..........................     27,950
       1,400        * Medical Staffing Network Holdings, Inc ....     10,584
       1,400        * MedQuist, Inc .............................     27,104
       1,000        * Memberworks, Inc ..........................     31,820
       9,000        * Mentor Graphics Corp ......................    157,770
       7,200        * Micromuse, Inc ............................     58,896
       1,400        * MicroStrategy, Inc ........................     64,414
       3,400        * Midway Games, Inc .........................     10,064
      11,600        * Mindspeed Technologies, Inc ...............     62,524
       1,000        * Mobius Management Systems, Inc ............      8,020
      12,471        * MPS Group, Inc ............................    112,239
       2,500        * MRO Software, Inc .........................     34,125
       3,100        * MSC.Software Corp .........................     22,320
       1,800        * Nassda Corp ...............................     14,166
       1,000        * National Processing, Inc ..................     19,320
       2,400        * NCO Group, Inc ............................     56,328
       4,600          NDCHealth Corp ............................     96,370
       1,000        * Neoforma, Inc .............................     14,050
       1,800        * Neoware Systems, Inc ......................     30,726
       3,400        * Netegrity, Inc ............................     34,034
       7,100        * NETIQ Corp ................................     84,774
       1,300        * Netratings, Inc ...........................     12,133
       2,500        * Netscout Systems, Inc .....................     12,475
       3,000        * Network Equipment Technologies, Inc .......     27,450
       3,900        * NIC, Inc ..................................     18,369
         800        * Nuance Communications, Inc ................      4,632
       3,400        * NYFIX, Inc ................................     19,040
      23,800        * Openwave Systems, Inc .....................    100,436
       1,400        * Opnet Technologies, Inc ...................     17,472
       6,400        * Opsware, Inc ..............................     46,720
       8,400        * Overture Services, Inc ....................    222,516
       3,100        * Packeteer, Inc ............................     37,355
      28,200        * Parametric Technology Corp ................     87,984
       2,600        * PC-Tel, Inc ...............................     27,742
       1,900        * PDF Solutions, Inc ........................     21,375
         900        * PDI, Inc ..................................     22,068
       1,200        * PEC Solutions, Inc ........................     17,712
       3,300        * Pegasus Solutions, Inc ....................     45,639
       1,300        * Pegasystems, Inc ..........................      9,490
          24        * Penton Media, Inc .........................         31
       9,700        * Perot Systems Corp (Class A) ..............     97,000
       3,280        * Portal Software, Inc ......................     47,494
       1,700        * Portfolio Recovery Associates, Inc ........     43,214
       3,400        * Progress Software Corp ....................     73,100
       5,000        * Pumatech, Inc .............................     23,800
       1,400        * QAD, Inc ..................................     15,344
         400        * Quality Systems, Inc ......................     16,080
       5,200        * Quest Software, Inc .......................     62,920
       2,600        * R.H. Donnelley Corp .......................    105,066
       2,200        * Radiant Systems, Inc ......................     13,772
       2,300        * Radisys Corp ..............................     41,492
       6,200        * Raindance Communications, Inc .............     17,112
      19,800        * Redback Networks, Inc .....................     12,078
       2,343        * Register.com, Inc .........................     10,567
       1,000        * Renaissance Learning, Inc .................     23,600
       2,800        * Rent-Way, Inc .............................     15,036
       7,100        * Retek, Inc ................................     47,925
       2,500          Rollins, Inc ..............................     44,609
       3,663        * Roxio, Inc ................................     31,758
       6,200        * RSA Security, Inc .........................     88,536
       9,200        * S1 Corp ...................................     46,460
       1,500        * SafeNet, Inc ..............................     54,195
       3,400        * SAFLINK Corp ..............................     15,640
       1,800        * Sanchez Computer Associates, Inc ..........      6,912
      10,221        * Sapient Corp ..............................     36,693
       9,796        * Scansoft, Inc .............................     41,045
       4,200        * Secure Computing Corp .....................     49,056
       6,300        * Seebeyond Technology Corp .................     16,128
       3,000        * Serena Software, Inc ......................     55,800
          20        * Skillsoft plc (ADR) .......................        149
       1,600        * SM&A ......................................     18,416
       2,300        * Sohu.com, Inc .............................     71,530
          67       b* SONICblue, Inc ............................          0
       6,700        * SonicWALL, Inc ............................     38,793
       5,831        * Sotheby's Holdings, Inc (Class A) .........     63,091
       1,500        * Source Interlink Cos, Inc .................     14,100
       7,900        * Spherion Corp .............................     54,984
       1,600        * SPSS, Inc .................................     26,992
       1,100        * SRA International, Inc (Class A) ..........     41,173
         970          SS&C Technologies, Inc ....................     19,390
       1,400          Startek, Inc ..............................     44,800
       2,300        * Stellent, Inc .............................     17,848
      12,900        * StorageNetworks, Inc ......................     21,156
         700        * Stratasys, Inc ............................     29,834
       3,200        * SupportSoft, Inc ..........................     35,808
      11,600        * Sybase, Inc ...............................    197,316
       3,100        * Sykes Enterprises, Inc ....................     20,522

                       SEE NOTES TO FINANCIAL STATEMENTS

158  TIAA-CREF Institutional Mutual Funds  2003 ANNUAL REPORT

      Statement of Investments - INSTITUTIONAL SMALL-CAP BLEND INDEX FUND -
                               September 30, 2003
--------------------------------------------------------------------------------

    SHARES                                                             VALUE
    ------                                                            -------
 BUSINESS SERVICES--(CONTINUED)
       1,600        * Synplicity, Inc ..............................$     9,440
         800          Syntel, Inc ..................................     18,248
       4,400        * Systems & Computer Technology Corp ...........     45,892
       5,100        * Take-Two Interactive Software, Inc ...........    174,267
       1,800          Talx Corp ....................................     44,316
       4,500        * TeleTech Holdings, Inc .......................     28,575
       1,700        * TheStreet.com, Inc ...........................      7,650
       5,000        * THQ, Inc .....................................     82,100
      11,100        * TIBCO Software, Inc ..........................     59,385
       1,800        * Tier Technologies, Inc (Class B) .............     16,038
      10,500        * Titan Corp ...................................    218,820
       2,300        * TradeStation Group, Inc ......................     17,186
       4,400        * Transaction Systems Architects, Inc (Class A)      73,084
       4,100        * Trizetto Group, Inc ..........................     27,470
       5,300        * Tyler Technologies, Inc ......................     37,524
       3,800        * United Online, Inc ...........................    131,936
       7,000        * United Rentals, Inc ..........................    112,630
       2,230        * Universal Compression Holdings, Inc ..........     47,990
       8,700        * Valueclick, Inc ..............................     73,167
       3,500        * Vastera, Inc .................................     17,990
         800        * Verint Systems, Inc ..........................     17,120
       2,800        * Verity, Inc ..................................     36,596
      27,100        * Vignette Corp ................................     62,330
       4,900        * VitalWorks, Inc ..............................     25,725
       2,400        * Vitria Technology, Inc .......................     12,120
       1,100        * Volt Information Sciences, Inc ...............     18,150
       4,300        * WatchGuard Technologies, Inc .................     23,005
       3,200        * WebEx Communications, Inc ....................     60,768
       6,100        * webMethods, Inc ..............................     48,678
       2,600        * Websense, Inc ................................     55,302
       9,100        * Wind River Systems, Inc ......................     51,779
                                                                    -----------
                      TOTAL BUSINESS SERVICES                        11,969,454
                                                                    -----------
 CHEMICALS AND ALLIED PRODUCTS--6.92%
      11,600        * Abgenix, Inc .................................    168,084
       1,700        * Able Laboratories, Inc .......................     31,807
       1,200          Aceto Corp ...................................     16,800
       4,200        * Adolor Corp ..................................     77,070
       3,400        * Albany Molecular Research, Inc ...............     50,354
       4,200          Albemarle Corp ...............................    115,290
       2,200        * Alexion Pharmaceuticals, Inc .................     36,674
       8,500        * Alkermes, Inc ................................    116,620
         900          Allergan, Inc ................................     70,857
       5,100          Alpharma, Inc (Class A) ......................     94,860
       4,400        * Alteon, Inc ..................................      8,360
       2,900        * Aphton Corp ..................................     16,269
       2,600          Arch Chemicals, Inc ..........................     54,080
       2,398        * Arena Pharmaceuticals, Inc ...................     17,266
       4,800        * Atherogenics, Inc ............................     80,352
       2,717        * Atrix Laboratories, Inc ......................     55,943
       7,900        * Avant Immunotherapeutics, Inc ................     19,039
       2,700        * AVI BioPharma, Inc ...........................     13,959
       1,700        * Benthley Pharmaceuticals, Inc ................     27,625
       8,400        * BioMarin Pharmaceutical, Inc .................     64,344
       4,469        * Biopure Corp .................................     28,914
       1,400        * Biosite, Inc .................................     39,732
       1,180        * Bone Care International, Inc .................     15,010
       1,100        * Bradley Pharmaceuticals, Inc .................     29,975
       4,500          Calgon Carbon Corp ...........................     25,335
       2,600          Cambrex Corp .................................     59,020
       4,600        * Cell Genesys, Inc ............................     57,868
       4,100        * Cell Therapeutics, Inc .......................     46,617
       1,900        * Chattem, Inc .................................     26,372
       1,900        * Cima Labs, Inc ...............................     53,105
       1,000        * Collagenex Pharmaceuticals, Inc ..............     10,730
       4,300        * Columbia Laboratories, Inc ...................     51,944
       3,700        * Connetics Corp ...............................     66,822
       6,000        * Corixa Corp ..................................     47,760
      15,100          Crompton Corp ................................     87,731
       3,900        * Cubist Pharmaceuticals, Inc ..................     42,081
       5,400        * Dade Behring Holdings, Inc ...................    152,550
         600        * DEL Laboratories, Inc ........................     16,950
       1,500        * Dendreon Corp ................................     13,275
       2,700          Diagnostic Products Corp .....................     98,091
       1,700        * Digene Corp ..................................     69,462
       4,700        * Discovery Laboratories, Inc ..................     33,840
       1,600        * Dov Pharmaceutical, Inc ......................     28,720
       3,800        * Durect Corp ..................................     12,768
       1,600        * Elizabeth Arden, Inc .........................     26,368
       5,800        * Encysive Pharmaceuticals, Inc ................     36,598
       5,800        * Enzon, Inc ...................................     67,512
       1,700        * EPIX Medical, Inc ............................     28,934
       4,400        * Esperion Therapeutics, Inc ...................     85,272
       2,000        * Ethyl Corp ...................................     25,160
       4,700          Ferro Corp ...................................    100,392
       2,647        * First Horizon Pharmaceutical .................     16,941
       4,600        * FMC Corp .....................................    115,920
       6,250        * Genta, Inc ...................................     79,188
       3,700          Georgia Gulf Corp ............................     86,395
       4,400        * Geron Corp ...................................     60,280
       4,800          Great Lakes Chemical Corp ....................     96,528
       3,000        * GTC Biotherapeutics, Inc .....................      9,300
       2,976        * Guilford Pharmaceuticals, Inc ................     18,421
       3,700          H.B. Fuller Co ...............................     89,799
         600        * Hi-Tech Pharmacal Co, Inc ....................     14,082
       1,000        * Hollis-Eden Pharmaceuticals ..................     24,360
       5,100        * Ilex Oncology, Inc ...........................     84,711
      14,300          IMC Global, Inc ..............................     91,663
       1,700        * Immucor, Inc .................................     45,815
       5,312        * Immunogen, Inc ...............................     23,638
       5,500        * Immunomedics, Inc ............................     40,260
       4,000        * Impax Laboratories, Inc ......................     50,040
       5,060        * Indevus Pharmaceuticals, Inc .................     27,071
       3,700        * Inspire Pharmaceuticals, Inc .................     63,640
         500          Inter Parfums, Inc ...........................      5,000
       3,300        * InterMune, Inc ...............................     62,964
       1,537        * Inverness Medical Innovations, Inc ...........     39,040
       5,900        * Isis Pharmaceuticals, Inc ....................     38,468
       1,400        * Kos Pharmaceuticals, Inc .....................     48,160
       4,200        * KV Pharmaceutical Co (Class A) ...............     94,500
       6,724        * La Jolla Pharmaceutical Co ...................     26,560
         800        * Lannett Co, Inc ..............................     13,992
       7,500        * Ligand Pharmaceuticals, Inc (Class B) ........     96,675
       3,600          MacDermid, Inc ...............................     95,220
       3,000        * Martek Biosciences Corp ......................    158,010
       9,700        * Medarex, Inc .................................     57,521
       5,600        * Medicines Co .................................    145,600
       1,300          Meridian Bioscience, Inc .....................     13,026
       4,000        * MGI Pharma, Inc ..............................    157,040
       8,400        * Millennium Chemicals, Inc ....................     80,220
       2,300          Minerals Technologies, Inc ...................    117,070
       5,863        * Nabi Biopharmaceuticals ......................     49,425
       1,200          Nature's Sunshine Products, Inc ..............      9,960
       6,800        * NBTY, Inc ....................................    158,780
       6,200        * Nektar Therapeutics ..........................     79,360
       1,800        * Neose Technologies, Inc ......................     16,830
       1,000          NL Industries, Inc ...........................     16,270
       2,700        * Noven Pharmaceuticals, Inc ...................     30,780
       3,900        * NPS Pharmaceuticals, Inc .....................    108,615
       5,300        * Nuvelo, Inc ..................................     13,886

                        SEE NOTES TO FINANCIAL STATEMENTS

                   2003 ANNUAL REPORT  TIAA-CREF Institutional Mutual Funds  159

      Statement of Investments - INSTITUTIONAL SMALL-CAP BLEND INDEX FUND -
                               September 30, 2003
--------------------------------------------------------------------------------

    SHARES                                                             VALUE
    ------                                                            -------
 CHEMICALS AND ALLIED PRODUCTS--(CONTINUED)
       1,300          Octel Corp ...................................$    22,620
       7,000          Olin Corp ....................................    110,740
       3,800        * OM Group, Inc ................................     55,632
       4,300        * Omnova Solutions, Inc ........................     15,093
       3,200        * Onyx Pharmaceuticals, Inc ....................     68,960
       4,500        * OraSure Technologies, Inc ....................     42,750
       5,100        * OSI Pharmaceuticals, Inc .....................    165,597
       2,300        * Pain Therapeutics, Inc .......................     14,145
       5,500        * Palatin Technologies, Inc ....................     26,400
       1,800        * Penwest Pharmaceuticals Co ...................     38,700
      14,800        * Peregrine Pharmaceuticals, Inc ...............     31,820
       2,400          PolyMedica Corp ..............................     63,600
      12,100        * PolyOne Corp .................................     47,553
       3,000        * Pozen, Inc ...................................     53,340
       6,000        * Praecis Pharmaceuticals, Inc .................     40,260
       1,100        * Progenics Pharmaceuticals ....................     18,942
       1,000          Quaker Chemical Corp .........................     23,260
       3,600        * Quidel Corp ..................................     24,156
       1,408        * Revlon, Inc (Class A) ........................      3,745
       2,394        * Salix Pharmaceuticals Ltd ....................     46,108
       4,900        * Sciclone Pharmaceuticals, Inc ................     38,710
       3,000        * Serologicals Corp ............................     39,450
       1,798        * Sirna Therapeutics, Inc ......................     10,285
      13,900          Solutia, Inc .................................     55,461
         700          Stepan Co ....................................     15,946
       4,217        * SuperGen, Inc ................................     31,670
       1,900        * SurModics, Inc ...............................     50,996
       3,100        * Tanox, Inc ...................................     62,031
          99        * Terra Industries, Inc ........................        193
       3,200        * Third Wave Technologies, Inc .................     10,336
       5,500        * Unifi, Inc ...................................     26,400
       2,300        * United Therapeutics Corp .....................     51,957
         600        * USANA Health Sciences, Inc ...................     28,950
      10,700          USEC, Inc ....................................     69,871
      10,100        * Vertex Pharmaceuticals, Inc ..................    124,230
       6,030        * Vicuron Pharmaceuticals, Inc .................    106,731
       1,200        * Virbac Corp ..................................      8,700
       4,200          Wellman, Inc .................................     31,542
       1,400          West Pharmaceutical Services, Inc ............     43,834
       8,768        * WR Grace & Co ................................     27,181
       1,700        * Zymogenetics, Inc ............................     24,905
                                                                    -----------
                      TOTAL CHEMICALS AND ALLIED PRODUCTS             7,164,385
                                                                    -----------
 COAL MINING--0.25%
       6,200          Arch Coal, Inc ...............................    137,702
       8,100          Massey Energy Co .............................    107,730
         900          Westmoreland Coal Co .........................     12,627
                                                                    -----------
                      TOTAL COAL MINING                                 258,059
                                                                    -----------
 COMMUNICATIONS--2.33%
       1,136        * Acme Communication, Inc ......................      8,577
           9        * AirGate PCS, Inc .............................         22
          76       b* Allegiance Telecom, Inc ......................          8
         500        * Beasley Broadcast Group, Inc (Class A) .......      6,910
       2,100        * Boston Communications Group ..................     20,939
       1,400        * Centennial Communications Corp ...............      7,112
      34,300        * Charter Communications, Inc (Class A) ........    141,316
      22,700        * Cincinnati Bell, Inc .........................    115,543
       2,900        * Commonwealth Telephone Enterprises, Inc ......    116,377
       1,600        * Crown Media Holdings, Inc (Class A) ..........     13,088
       2,300          CT Communications, Inc .......................     25,990
       5,600        * Cumulus Media, Inc (Class A) .................     95,480
       1,700          D&E Communications, Inc ......................     24,106
       3,800        * Digital Generation Systems ...................      8,280
       2,600        * Dobson Communications Corp (Class A) .........     21,112
       5,800        * Emmis Communications Corp (Class A) ..........    117,044
         700        * Fisher Communications, Inc ...................     33,005
       5,798        * General Communication, Inc (Class A) .........     48,239
       1,700        * Golden Telecom, Inc ..........................     46,478
       5,200          Gray Television, Inc .........................     60,736
       1,721          Hickory Tech Corp ............................     19,705
         400        * Hungarian Telephone & Cable ..................      3,700
       8,900        * Infonet Services Corp (Class B) ..............     18,512
       5,800        * Insight Communications Co, Inc ...............     55,216
       2,200        * j2 Global Communications, Inc ................     83,226
       2,200          Liberty Corp .................................     92,290
       3,600        * Lightbridge, Inc .............................     33,948
       3,500        * Lin TV Corp (Class A) ........................     74,410
       1,359        * Lodgenet Entertainment Corp ..................     21,065
       2,600        * Mastec, Inc ..................................     25,220
       7,900        * McLeodUSA, Inc (Class A) .....................     10,981
       6,700        * Mediacom Communications Corp .................     44,890
       2,500        * Metro One Telecommunications, Inc ............      8,700
       3,300        * Net2Phone, Inc ...............................     20,823
       1,600        * NII Holdings, Inc (Class B) ..................     95,504
       2,000          North Pittsburgh Systems, Inc ................     33,860
       3,900        * Paxson Communications Corp ...................     19,344
         400        * Pegasus Communications Corp ..................      5,952
       5,300        * Price Communications Corp ....................     65,720
       6,500        * Primus Telecommunications Group ..............     43,875
       5,600        * PTEK Holdings, Inc ...........................     45,640
       7,000        * RCN Corp .....................................     12,880
       4,600        * Regent Communications, Inc ...................     28,060
       1,800        * Saga Communications, Inc (Class A) ...........     34,830
       1,175        * Salem Communications Corp (Class A) ..........     22,783
         400          Shenandoah Telecom Co ........................     15,420
       5,000        * Sinclair Broadcast Group, Inc (Class A) ......     50,800
       4,100        * Spanish Broadcasting System, Inc (Class A) ...     34,850
       1,900          SureWest Communications ......................     63,175
       3,600        * Talk America Holdings, Inc ...................     41,076
       5,300        * Time Warner Telecom, Inc (Class A) ...........     49,078
       4,100        * Tivo, Inc ....................................     30,381
          74       b* Touch America Holdings, Inc ..................          0
       2,900        * Triton PCS Holdings, Inc (Class A) ...........     12,934
          58        * U.S. Unwired, Inc (Class A) ..................         66
         200          Warwick Valley Telephone Co ..................     15,598
       6,900        * Western Wireless Corp (Class A) ..............    128,616
       3,600        * WilTel Communications Group, Inc .............     57,528
       3,800        * Wireless Facilities, Inc .....................     45,220
       1,709        * Young Broadcasting, Inc (Class A) ............     33,479
                                                                    -----------
                      TOTAL COMMUNICATIONS                            2,409,717
                                                                    -----------
 DEPOSITORY INSTITUTIONS--9.76%
       1,700          1st Source Corp ..............................     32,487
       1,300          ABC Bancorp ..................................     20,293
         600          American National Bankshares, Inc ............     14,982
       1,200        * AmericanWest Bancorp .........................     22,008
       2,700          Anchor Bancorp Wisconsin, Inc ................     63,396
       1,125          Arrow Financial Corp .........................     29,250
         500          Bancfirst Corp ...............................     26,500
         900          BancTrust Financial Group, Inc ...............     13,590
       1,400          Bank Mutual Corp .............................     59,430
       1,675          Bank Of Granite Corp .........................     31,406
         600          Bank Of The Ozarks, Inc ......................     26,706
       5,500          BankAtlantic Bancorp, Inc (Class A) ..........     78,375
       3,700        * BankUnited Financial Corp (Class A) ..........     77,996
       1,300          Banner Corp ..................................     26,910
       8,232        * Bay View Capital Corp ........................     49,968
         700          Berkshire Hills Bancorp, Inc .................     23,583
       2,600          Boston Private Financial Holdings, Inc .......     61,256
         500          Bryn Mawr Bank Corp ..........................     21,050

                       SEE NOTES TO FINANCIAL STATEMENTS

160  TIAA-CREF Institutional Mutual Funds  2003 ANNUAL REPORT

      Statement of Investments - INSTITUTIONAL SMALL-CAP BLEND INDEX FUND -
                               September 30, 2003
--------------------------------------------------------------------------------

    SHARES                                                             VALUE
    ------                                                            -------
 DEPOSITORY INSTITUTIONS--(CONTINUED)
       1,100          BSB Bancorp, Inc .............................$    30,481
         400          C&F Financial Corp ...........................     18,084
       1,000          Camco Financial Corp .........................     17,000
       1,100          Camden National Corp .........................     32,461
       1,200          Capital City Bank Group, Inc .................     45,792
         700        * Capital Corp of the West .....................     22,561
       1,700          Cascade Bancorp ..............................     28,900
       2,100          Cathay Bancorp, Inc ..........................     92,925
         700          Cavalry Bancorp, Inc .........................     11,725
         600          CB Bancshares, Inc ...........................     36,757
       1,100          CCBT Financial Cos, Inc ......................     27,610
       1,000          Center Bancorp, Inc ..........................     16,070
         600          Center Financial Corp ........................     12,186
       1,100        * Central Coast Bancorp ........................     18,579
       1,900          Central Pacific Financial Corp ...............     46,550
         394          Century Bancorp, Inc (Class A) ...............     13,175
       1,300          CFS Bancorp, Inc .............................     18,096
         491          Charter Financial Corp .......................     15,147
       3,100          Chemical Financial Corp ......................     95,945
       4,400          Chittenden Corp ..............................    130,900
       5,800          Citizens Banking Corp ........................    153,178
       1,100          Citizens First Bancorp, Inc ..................     22,770
       1,200          Citizens South Banking Corp ..................     17,748
       1,100          City Bank ....................................     35,321
       2,200          City Holding Co ..............................     73,040
         500          CNB Financial Corp ...........................     21,125
         500          Coastal Bancorp, Inc .........................     15,875
       1,320          Coastal Financial Corp .......................     18,478
       1,100          CoBiz, Inc ...................................     17,633
         700          Columbia Bancorp .............................     18,760
       1,000          Columbia Bancorp (Oregon) ....................     14,370
       1,800          Columbia Banking System, Inc .................     31,644
         500          Commercial Bankshares, Inc ...................     14,980
       1,050        * Commercial Capital Bancorp, Inc ..............     16,412
       5,800          Commercial Federal Corp ......................    141,230
         500          Community Bank of North Virginia .............      8,275
       1,500          Community Bank System, Inc ...................     65,865
       1,600          Community Trust Bancorp, Inc .................     46,528
       1,000          Corus Bankshares, Inc ........................     53,500
       4,300          CVB Financial Corp ...........................     81,700
       2,700          Dime Community Bancshares ....................     62,100
       3,000          East West Bancorp, Inc .......................    128,250
         600          Eastern Virginia Bankshares, Inc .............     16,770
       1,000          ESB Financial Corp ...........................     14,560
       2,100        * Euronet Worldwide, Inc .......................     25,536
         600          EverTrust Financial Group, Inc ...............     17,028
         600          Exchange National Bancshares, Inc ............     20,790
         800          Farmers Capital Bank Corp ....................     26,128
         500          FFLC Bancorp, Inc ............................     14,515
       1,700          Fidelity Bankshares, Inc .....................     44,642
       1,100          Financial Institutions, Inc ..................     24,035
       1,000          First Bancorp (North Carolina) ...............     28,010
       1,200          First Busey Corp (Class A) ...................     30,960
       3,900          First Charter Corp ...........................     76,440
         600          First Citizens Banc Corp .....................     15,900
         800          First Citizens Bancshares, Inc (Class A) .....     84,560
       7,700          First Commonwealth Financial Corp ............    101,332
       1,600          First Community Bancorp ......................     53,584
       1,320          First Community Bancshares, Inc ..............     46,490
         900          First Essex Bancorp, Inc .....................     45,801
       2,300          First Federal Capital Corp ...................     47,265
         400          First Federal Financial Of Kentucky ..........     12,260
       4,300          First Financial Bancorp ......................     63,425
       1,800          First Financial Bankshares, Inc ..............     66,528
         900          First Financial Corp (Indiana) ...............     54,360
       1,700          First Financial Holdings, Inc ................     51,272
         500          First M & F Corp .............................     17,825
       2,415          First Merchants Corp .........................     61,872
       1,000          First National Corp ..........................     26,500
         900          First Oak Brook Bancshares, Inc ..............     22,410
         500          First Of Long Island Corp ....................     18,895
       1,400          First Republic Bank ..........................     43,162
       2,900          First Sentinel Bancorp, Inc ..................     51,881
         400          First South Bancorp, Inc .....................     12,860
       1,000          First State Bancorp ..........................     29,610
         800          First United Corp ............................     18,040
         700          Firstbank Corp ...............................     22,190
       2,000          Firstfed America Bancorp, Inc ................     44,200
       2,200        * FirstFed Financial Corp ......................     86,900
         900          Flag Financial Corp ..........................     12,033
       3,800          Flagstar Bancorp, Inc ........................     87,210
         700          FloridaFirst Bancorp, Inc ....................     18,417
       1,200          Flushing Financial Corp ......................     25,008
         500          FMS Financial Corp ...........................      8,375
         800          FNB Corp (Virginia) ..........................     21,744
         700          FNB Corp, Inc ................................     17,465
         600          Foothill Independent Bancorp .................     12,750
         400          Franklin Financial Corp ......................     12,364
       2,000          Frontier Financial Corp ......................     59,800
         600          GA Financial, Inc ............................     16,278
         600          GB&T Bancshares, Inc .........................     13,356
       1,000          GBC Bancorp ..................................     38,350
       2,400          Glacier Bancorp, Inc .........................     65,851
       4,600          Gold Banc Corp, Inc ..........................     55,798
         701          Great Southern Bancorp, Inc ..................     27,283
         717          Greater Community Bancorp ....................     11,337
         800          Greene County Bancshares, Inc ................     19,080
       1,800          Hancock Holding Co ...........................     88,830
       1,179          Hanmi Financial Corp .........................     23,509
       2,800          Harbor Florida Bancshares, Inc ...............     74,648
       3,125          Harleysville National Corp ...................     73,031
         800          Heartland Financial U.S.A., Inc ..............     22,240
       1,500        * Heritage Commerce Corp .......................     16,095
         700          Heritage Financial Corp ......................     15,246
       1,400          Horizon Financial Corp .......................     22,596
       2,000          Hudson River Bancorp, Inc ....................     64,260
       1,600          Humboldt Bancorp .............................     25,104
         900          IberiaBank Corp ..............................     47,358
         300          IBT Bancorp, Inc .............................     14,973
       1,601          Independent Bank Corp (Massachusetts) ........     41,002
       2,400          Independent Bank Corp (Michigan) .............     70,272
       2,000          Integra Bank Corp ............................     38,420
       2,400        * Intercept, Inc ...............................     32,808
       1,500          Interchange Financial Services Corp ..........     30,795
       2,100          Irwin Financial Corp .........................     51,030
         600        * Itla Capital Corp ............................     25,566
         800          Klamath First Bancorp, Inc ...................     17,320
       1,575          Lakeland Bancorp, Inc ........................     25,121
         700          Lakeland Financial Corp ......................     23,639
         600          LNB Bancorp, Inc .............................     12,108
       1,100          LSB Bancshares, Inc ..........................     20,240
       1,100          Macatawa Bank Corp ...........................     25,476
       2,900          MAF Bancorp, Inc .............................    110,780
       1,800          Main Street Banks, Inc .......................     45,090
         800          MainSource Financial Group, Inc ..............     20,728
       1,500          MB Financial, Inc ............................     66,600
       2,100          MBT Financial Corp ...........................     32,760
         600          Mercantile Bank Corp .........................     19,920
       1,044          Mercantile Bankshares Corp ...................     41,760

                        SEE NOTES TO FINANCIAL STATEMENTS

                   2003 ANNUAL REPORT  TIAA-CREF Institutional Mutual Funds  161

      Statement of Investments - INSTITUTIONAL SMALL-CAP BLEND INDEX FUND -
                               September 30, 2003
--------------------------------------------------------------------------------

    SHARES                                                             VALUE
    ------                                                            -------
 DEPOSITORY INSTITUTIONS--(CONTINUED)
         500          Merchants Bancshares, Inc ....................$    14,140
       3,100          Mid-State Bancshares .........................     69,037
       1,400          Midwest Banc Holdings, Inc ...................     31,122
         600          MutualFirst Financial, Inc ...................     15,360
       1,184          Nara Bancorp, Inc ............................     20,282
         400          NASB Financial, Inc ..........................     13,360
         500          National Bankshares, Inc .....................     21,795
       2,835          National Penn Bancshares, Inc ................     78,388
         900          NBC Capital Corp .............................     21,816
       4,200          NBT Bancorp, Inc .............................     85,050
       6,228          NetBank, Inc .................................     77,539
         400          Northern States Financial Corp ...............     11,732
       1,500          Northwest Bancorp, Inc .......................     27,555
         400          Oak Hill Financial, Inc ......................     11,596
         800          OceanFirst Financial Corp ....................     20,024
       5,100        * Ocwen Financial Corp .........................     23,205
         300          Old Point Financial Corp .....................      9,396
       1,000          Old Second Bancorp, Inc ......................     43,000
       1,113          Omega Financial Corp .........................     36,729
         200          Oneida Financial Corp ........................      4,750
         900          PAB Bankshares, Inc ..........................     12,177
       4,500          Pacific Capital Bancorp ......................    137,205
         500          Pacific Union Bank ...........................      9,275
         592          Parkvale Financial Corp ......................     14,948
         900          Partners Trust Financial Group, Inc ..........     19,755
         900          Patriot Bank Corp ............................     16,920
         880          Peapack Gladstone Financial Corp .............     27,342
         500          Pennfed Financial Services, Inc ..............     14,550
         990          Pennrock Financial Services Corp .............     27,918
         400          Penns Woods Bancorp, Inc .....................     17,488
       1,365          Peoples Bancorp, Inc .........................     36,527
         700          Peoples Holding Co ...........................     31,878
       1,680          PFF Bancorp, Inc .............................     53,558
       3,000          Provident Bankshares Corp ....................     84,750
         500          Provident Financial Holdings .................     15,010
       6,200          Provident Financial Services, Inc ............    118,792
       2,400          R & G Financial Corp (Class B) ...............     70,080
       6,700          Republic Bancorp, Inc ........................     89,244
       1,000          Republic Bancorp, Inc (Class A) (Kentucky) ...     19,010
       1,000          Republic Bancshares, Inc .....................     28,560
         600          Resource Bankshares Corp .....................     17,484
       2,100          Riggs National Corp ..........................     33,075
         600          Royal Bancshares Of Pennsylvania (Class A) ...     16,110
       3,500          S & T Bancorp, Inc ...........................     99,750
       1,398          S.Y. Bancorp, Inc ............................     26,213
         600          Santander Bancorp ............................     11,262
       1,540          Seacoast Banking Corp Of Florida .............     26,796
       3,400          Seacoast Financial Services Corp .............     70,414
       1,100          Second Bancorp, Inc ..........................     29,975
         500          Security Bank Corp ...........................     14,750
         700          Shore Bancshares, Inc ........................     24,115
         700          Sierra Bancorp ...............................     10,766
       3,800        * Silicon Valley Bancshares ....................    104,994
       1,900          Simmons First National Corp (Class A) ........     44,764
       1,800          Sound Federal Bancorp, Inc ...................     26,946
       6,200          South Financial Group, Inc ...................    154,318
         700          Southern Financial Bancorp, Inc ..............     27,566
       1,155          Southside Bancshares, Inc ....................     18,665
       3,700          Southwest Bancorp Of Texas, Inc ..............    135,087
       1,400          Southwest Bancorp, Inc .......................     23,590
       1,000          St. Francis Capital Corp .....................     29,440
         900          State Bancorp, Inc ...........................     17,928
         700          State Financial Services Corp (Class A) ......     17,346
       7,000          Staten Island Bancorp, Inc ...................    136,150
       1,732          Sterling Bancorp .............................     46,608
       5,200          Sterling Bancshares, Inc .....................     62,036
       2,200          Sterling Financial Corp (Pennsylvania) .......     55,880
       2,000        * Sterling Financial Corp (Spokane) ............     56,300
         700          Summit Bancshares, Inc .......................     19,250
         830        * Sun Bancorp, Inc (New Jersey) ................     18,260
         700          Sun Bancorp, Inc (Pennsylvania) ..............     12,964
         500          Taylor Capital Group, Inc ....................     11,540
       3,100          Texas Regional Bancshares, Inc (Class A) .....    104,749
       3,000        * TierOne Corp .................................     63,150
         700          Trico Bancshares .............................     20,020
         900          Troy Financial Corp ..........................     31,509
       2,390          Trust Co Of New Jersey .......................     76,480
       9,700          Trustco Bank Corp NY .........................    119,892
       1,680          U.S.B. Holding Co, Inc .......................     29,484
       5,600          UCBH Holdings, Inc ...........................    169,288
       2,200          UMB Financial Corp ...........................    103,774
       3,743          Umpqua Holdings Corp .........................     71,229
       1,000          Union Bankshares Corp ........................     30,370
       2,400          United Community Banks, Inc ..................     66,408
       4,000          United Community Financial Corp ..............     39,600
         800          United Securities Bancshares .................     20,296
         400          United Security Bancshares ...................     10,080
       2,813          Unizan Financial Corp ........................     56,119
         600        * Virginia Commerce Bancorp ....................     13,092
         899          Virginia Financial Group, Inc ................     27,033
       6,000          W Holding Co, Inc ............................    107,400
         400          Warwick Community Bancorp ....................     11,268
       1,703          Washington Trust Bancorp, Inc ................     40,889
         600          Wayne Bancorp, Inc ...........................     17,100
       2,400          Wesbanco, Inc ................................     56,400
       2,100          West Bancorporation ..........................     36,120
       2,000          West Coast Bancorp ...........................     39,060
         420        * Western Sierra Bancorp .......................     15,015
       1,500          Willow Grove Bancorp, Inc ....................     24,135
       2,300          Wintrust Financial Corp ......................     86,641
         800          WSFS Financial Corp ..........................     33,760
       1,000          Yadkin Valley Bank and Trust Co ..............     17,600
       1,113          Yardville National Bancorp ...................     23,317
                                                                    -----------
                      TOTAL DEPOSITORY INSTITUTIONS                  10,111,755
                                                                    -----------
 EATING AND DRINKING PLACES--1.24%
       1,400        * AFC Enterprises, Inc .........................     22,540
       4,600          Bob Evans Farms, Inc .........................    122,866
       2,200        * California Pizza Kitchen, Inc ................     38,280
       3,100        * CEC Entertainment, Inc .......................    121,520
       1,400        * Chicago Pizza & Brewery, Inc .................     16,450
       6,300        * CKE Restaurants, Inc .........................     40,635
       1,500        * Dave & Buster's, Inc .........................     15,450
       2,600          IHOP Corp ....................................     85,410
       4,400        * Jack In The Box, Inc .........................     78,320
       2,799          Landry's Restaurants, Inc ....................     57,659
       2,000          Lone Star Steakhouse & Saloon, Inc ...........     41,800
       2,600        * O'Charley's, Inc .............................     38,558
       3,300        * P.F. Chang's China Bistro, Inc ...............    149,655
       1,500        * Papa John's International, Inc ...............     37,215
       3,900        * Rare Hospitality International, Inc ..........     97,149
       1,200        * Red Robin Gourmet Burgers, Inc ...............     30,552
       5,500        * Ryan's Family Steak Houses, Inc ..............     70,345
       5,100        * Sonic Corp ...................................    128,928
       2,900        * The Steak n Shake Co .........................     43,210
       3,200          Triarc Cos ...................................     33,280
       1,600          Triarc Cos (Class A) .........................     16,112
                                                                    -----------
                      TOTAL EATING AND DRINKING PLACES                1,285,934
                                                                    -----------

                       SEE NOTES TO FINANCIAL STATEMENTS

162  TIAA-CREF Institutional Mutual Funds  2003 ANNUAL REPORT

      Statement of Investments - INSTITUTIONAL SMALL-CAP BLEND INDEX FUND -
                               September 30, 2003
--------------------------------------------------------------------------------

    SHARES                                                             VALUE
    ------                                                            -------
 EDUCATIONAL SERVICES--0.29%
         130        * Career Education Corp ........................$     5,889
       1,200        * Learning Tree International, Inc .............     20,124
       2,100        * Princeton Review, Inc ........................     13,503
       1,400          Strayer Education, Inc .......................    135,394
       4,700        * Sylvan Learning Systems, Inc .................    128,216
                                                                    -----------
                      TOTAL EDUCATIONAL SERVICES                        303,126
                                                                    -----------
 ELECTRIC, GAS, AND SANITARY SERVICES--3.04%
      16,700        * Allegheny Energy, Inc ........................    152,638
       2,000          American States Water Co .....................     47,140
      24,200        * Aquila, Inc ..................................     81,796
       6,682          Atmos Energy Corp ............................    159,967
       6,300          Avista Corp ..................................     98,154
       4,200          Black Hills Corp .............................    129,612
       2,100          California Water Service Group ...............     54,201
       1,500          Cascade Natural Gas Corp .....................     29,400
       1,700        * Casella Waste Systems, Inc (Class A) .........     21,114
       1,600          Central Vermont Public Service Corp ..........     35,488
       1,900          CH Energy Group, Inc .........................     83,600
         700          Chesapeake Utilities Corp ....................     16,044
       1,000        * Clean Harbors, Inc ...........................      4,250
       5,800          Cleco Corp ...................................     94,772
      17,900        * CMS Energy Corp ..............................    131,923
       1,100          Connecticut Water Service, Inc ...............     29,689
       1,000        * Duratek, Inc .................................      8,920
       6,400        * El Paso Electric Co ..........................     73,920
       3,000          Empire District Electric Co ..................     66,000
       4,700          Energen Corp .................................    170,046
         600          EnergySouth, Inc .............................     19,368
       5,000          Idacorp, Inc .................................    127,500
       2,500          Laclede Group, Inc ...........................     67,525
       2,300          MGE Energy, Inc ..............................     69,598
       1,000          Middlesex Water Co ...........................     24,510
       3,600          New Jersey Resources Corp ....................    129,744
       3,400          Northwest Natural Gas Co .....................     98,600
       2,100          NUI Corp .....................................     31,395
       3,400          Otter Tail Corp ..............................     88,876
          46          Piedmont Natural Gas Co, Inc .................      1,794
       5,100          PNM Resources, Inc ...........................    143,004
       2,000          Resource America, Inc (Class A) ..............     23,760
       2,500          SEMCO Energy, Inc ............................     11,500
      15,600        * Sierra Pacific Resources .....................     75,660
         300          SJW Corp .....................................     25,350
       1,700          South Jersey Industries, Inc .................     64,345
       7,250        * Southern Union Co ............................    123,250
       4,000          Southwest Gas Corp ...........................     90,800
       1,300          Southwest Water Co ...........................     18,291
       1,600          UIL Holdings Corp ............................     55,984
       3,800          Unisource Energy Corp ........................     72,276
       3,812        * Waste Connections, Inc .......................    133,763
       8,900          Westar Energy, Inc ...........................    164,205
                                                                    -----------
                      TOTAL ELECTRIC, GAS, AND SANITARY SERVICES      3,149,772
                                                                    -----------
 ELECTRONIC AND OTHER ELECTRIC EQUIPMENT--7.52%
       2,894        * Actel Corp ...................................     69,369
       2,200        * Advanced Energy Industries, Inc ..............     41,514
       7,000        * Aeroflex, Inc ................................     61,950
       2,900        * Alliance Semiconductor Corp ..................     15,776
       2,900        * Anaren Microwave, Inc ........................     37,004
       2,700          Applica, Inc .................................     16,335
       1,200          Applied Signal Technology, Inc ...............     23,940
       7,100        * Arris Group, Inc .............................     40,825
       4,100        * Artesyn Technologies, Inc ....................     31,078
       2,400        * Artisan Components, Inc ......................     40,344
       3,500        * ATMI, Inc ....................................     88,445
       7,700        * Avanex Corp ..................................     37,345
       3,800          Baldor Electric Co ...........................     80,218
       1,300          Bel Fuse, Inc (Class B) ......................     34,346
       3,300        * Benchmark Electronics, Inc ...................    139,491
         600        * Brillian Corp ................................      5,406
       2,700          C&D Technologies, Inc ........................     51,084
         858        * Catapult Communications Corp .................     10,794
       4,077        * C-COR.net Corp ...............................     26,908
       3,922        * Centillium Communications, Inc ...............     27,729
       1,100        * Ceradyne, Inc ................................     28,457
       4,300        * Checkpoint Systems, Inc ......................     67,940
       6,300        * ChipPAC, Inc .................................     37,107
       1,500        * Comtech Telecommunications ...................     35,865
      35,500        * Conexant Systems, Inc ........................    200,930
      40,200        * Corvis Corp ..................................     51,456
       4,500          CTS Corp .....................................     55,395
       2,099          Cubic Corp ...................................     52,727
           4       b* DDI Corp .....................................          0
         600        * Diodes, Inc ..................................     12,354
       3,400        * Ditech Communications Corp ...................     29,852
       1,200        * Drexler Technology Corp ......................     16,824
       3,631        * DSP Group, Inc ...............................     90,448
       1,600        * Dupont Photomasks, Inc .......................     36,336
       3,700        * Electro Scientific Industries, Inc ...........     77,959
       2,200        * Emerson Radio Corp ...........................      8,250
       1,395        * EMS Technologies, Inc ........................     23,687
       2,200        * Energy Conversion Devices, Inc ...............     23,122
       6,900        * Entegris, Inc ................................     77,970
       4,000        * ESS Technology, Inc ..........................     43,120
       5,212        * Exar Corp ....................................     73,646
      18,200        * Finisar Corp .................................     40,950
         891          Franklin Electric Co, Inc ....................     49,611
       4,600        * FuelCell Energy, Inc .........................     53,820
       4,065        * Genesis Microchip, Inc .......................     45,569
       1,600        * Genlyte Group, Inc ...........................     71,232
      13,900        * GlobespanVirata, Inc .........................    100,358
       7,100        * GrafTech International Ltd ...................     56,800
       7,900        * Harmonic, Inc ................................     49,533
       3,400          Helix Technology Corp ........................     55,658
       2,900        * Hexcel Corp ..................................     17,110
       3,000        * Hutchinson Technology, Inc ...................     99,300
       1,700        * Inet Technologies, Inc .......................     21,998
       2,400        * Innovex, Inc .................................     23,880
       3,700        * Integrated Silicon Solution, Inc .............     36,815
       2,500          Inter-Tel, Inc ...............................     61,375
       4,500        * InterVoice, Inc ..............................     40,230
       2,300        * IXYS Corp ....................................     21,551
       3,000        * JNI Corp .....................................     20,850
      11,400        * Kemet Corp ...................................    145,236
       9,146        * Kopin Corp ...................................     63,382
      13,400        * Lattice Semiconductor Corp ...................     95,274
         600        * Lifeline Systems, Inc ........................     18,924
       2,500        * Littelfuse, Inc ..............................     57,500
       1,900          LSI Industries, Inc ..........................     26,771
       2,100        * Manufacturers Services Ltd ...................     10,500
       3,700        * Mattson Technology, Inc ......................     33,522
       1,600        * Medis Technologies Ltd .......................     16,304
       2,800        * Mercury Computer Systems, Inc ................     59,724
       4,400          Methode Electronics, Inc (Class A) ...........     51,964
         450        * Metrologic Instruments, Inc ..................     16,196
       7,400        * Micrel, Inc ..................................     90,206
       3,800        * Microsemi Corp ...............................     57,912
       3,000        * Monolithic System Technology, Inc ............     25,230
       2,000        * Moog, Inc (Class A) ..........................     78,400
      13,800        * MRV Communications, Inc ......................     38,778

                        SEE NOTES TO FINANCIAL STATEMENTS

2003 ANNUAL REPORT  TIAA-CREF Institutional Mutual Funds  163

      Statement of Investments - INSTITUTIONAL SMALL-CAP BLEND INDEX FUND -
                               September 30, 2003
--------------------------------------------------------------------------------

    SHARES                                                             VALUE
    ------                                                            -------
 ELECTRONIC AND OTHER ELECTRIC EQUIPMENT--(CONTINUED)
       4,200        * Mykrolis Corp ................................$    50,988
         700          National Presto Industries, Inc ..............     24,038
       7,300        * New Focus, Inc ...............................     32,777
       3,100        * Omnivision Technologies, Inc .................    130,944
       3,700        * ON Semiconductor Corp ........................     15,170
      14,700        * Oplink Communications, Inc ...................     37,191
       1,830        * Optical Communication Products, Inc ..........      4,319
       1,700        * OSI Systems, Inc .............................     29,410
       2,300          Park Electrochemical Corp ....................     52,325
       2,000        * Parthusceva, Inc .............................     17,180
       3,800        * Pemstar, Inc .................................     13,528
       2,700        * Pericom Semiconductor Corp ...................     27,000
       3,700        * Photronics, Inc ..............................     78,662
       4,582        * Pixelworks, Inc ..............................     39,497
       5,400        * Plantronics, Inc .............................    128,898
       5,200        * Plexus Corp ..................................     80,808
       3,100        * Plug Power, Inc ..............................     15,968
         900        * Powell Industries, Inc .......................     15,120
       3,403        * Power Integrations, Inc ......................    113,116
       8,400        * Power-One, Inc ...............................     86,436
       8,766        * Powerwave Technologies, Inc ..................     58,031
      16,200        * Proxim Corp (Class A) ........................     24,138
         900          Raven Industries, Inc ........................     22,185
       4,200        * Rayovac Corp .................................     61,320
          81       b* Read-Rite Corp ...............................          4
       3,100          Regal-Beloit Corp ............................     63,240
       7,460        * Remec, Inc ...................................     76,092
      22,600        * RF Micro Devices, Inc ........................    209,954
         900          Richardson Electronics Ltd ...................      9,540
       2,100        * Rogers Corp ..................................     65,142
       5,600        * SBA Communications Corp ......................     17,920
       1,900        * SBS Technologies, Inc ........................     20,615
       3,100        * Seachange International, Inc .................     38,843
       7,800        * Semtech Corp .................................    143,988
       9,200        * Silicon Image, Inc ...........................     41,492
      10,500        * Silicon Storage Technology, Inc ..............     91,875
         800        * Siliconix, Inc ...............................     40,192
       3,300        * Sipex Corp ...................................     25,905
      18,300        * Skyworks Solutions, Inc ......................    166,530
       2,200          Smith (A.O.) Corp ............................     61,622
      26,300        * Sonus Networks, Inc ..........................    182,259
       2,100        * Spectralink Corp .............................     39,228
       1,600        * Standard Microsystems Corp ...................     43,168
       1,700        * Stoneridge, Inc ..............................     25,007
      10,758        * Stratex Networks, Inc ........................     41,418
       7,200        * Superconductor Technologies ..................     28,296
       1,200        * Supertex, Inc ................................     21,528
      21,700        * Sycamore Networks, Inc .......................    106,330
       4,900        * Symmetricom, Inc .............................     31,017
       2,200        * Synaptics, Inc ...............................     23,672
       5,300        * Technitrol, Inc ..............................     97,573
       6,800        * Tekelec ......................................    106,148
      12,600        * Tellium, Inc .................................     17,766
       8,700        * Terayon Communication Systems, Inc ...........     50,025
       5,700        * Thomas & Betts Corp ..........................     90,345
       2,800        * Three-Five Systems, Inc ......................     15,428
       1,800        * Tollgrade Communications, Inc ................     28,926
      15,200        * Transmeta Corp ...............................     42,560
      17,503        * Triquint Semiconductor, Inc ..................     98,017
       2,500        * TTM Technologies, Inc ........................     35,700
       4,328        * Turnstone Systems, Inc .......................     12,421
       1,500        * Ulticom, Inc .................................     15,795
       1,900        * Universal Display Corp .......................     19,741
       1,805        * Universal Electronics, Inc ...................     20,758
       6,600        * Valence Technology, Inc ......................     22,506
       3,800        * Varian Semiconductor Equipment Associates, Inc    142,310
      11,800        * Verso Technologies, Inc ......................     44,250
       2,700        * Viasat, Inc ..................................     48,087
       2,500        * Vicor Corp ...................................     23,825
       1,700        * Virage Logic Corp ............................     12,920
      27,100        * Vitesse Semiconductor Corp ...................    173,440
       5,800        * Westell Technologies, Inc ....................     43,442
       2,800        * White Electronic Designs Corp ................     30,100
       2,600        * Wilson Greatbatch Technologies, Inc ..........     93,730
       1,290          Woodhead Industries, Inc .....................     19,415
       3,300        * Xicor, Inc ...................................     30,657
                                                                    -----------
                      TOTAL ELECTRONIC & OTHER ELECTRIC EQUIPMENT     7,785,620
                                                                    -----------
 ENGINEERING AND MANAGEMENT SERVICES--3.20%
       1,800        * aaiPharma, Inc ...............................     30,798
       1,300        * Advisory Board Co ............................     59,085
       2,600        * Antigenics, Inc ..............................     31,720
       9,500        * Applera Corp (Celera Genomics Group) .........    111,055
       4,600        * Ariad Pharmaceuticals, Inc ...................     27,692
         700        * Bioreliance Corp .............................     17,892
      10,500        * Century Business Services, Inc ...............     44,520
       1,005        * Charles River Associates, Inc ................     28,673
       3,000        * Ciphergen Biosystems, Inc ....................     37,050
       1,612        * Cornell Cos, Inc .............................     26,517
       4,600        * Corrections Corp Of America ..................    113,482
       8,200        * Covance, Inc .................................    183,516
       5,580        * CuraGen Corp .................................     28,067
       3,700        * CV Therapeutics, Inc .........................     81,400
       5,900        * Decode Genetics, Inc .........................     27,789
          62       b* Deltagen, Inc ................................          2
       2,100        * Digitas, Inc .................................     15,246
       2,600        * Diversa Corp .................................     20,150
       2,400        * eResearch Technology, Inc ....................     83,592
       1,900        * Exact Sciences Corp ..........................     25,650
       6,500        * Exelixis, Inc ................................     46,410
       4,400        * Exult, Inc ...................................     35,376
       2,534        * First Consulting Group, Inc ..................     12,619
       1,800        * Forrester Research, Inc ......................     25,794
       5,400        * FTI Consulting, Inc ..........................     93,690
      10,400        * Gartner, Inc (Class A) .......................    114,608
       4,100        * Gene Logic, Inc ..............................     19,270
       1,100        * Genencor International, Inc ..................     17,259
       3,200        * Gen-Probe, Inc ...............................    173,344
       9,500        * Incyte Corp ..................................     43,795
       2,316        * Kosan Biosciences, Inc .......................     18,435
       1,100          Landauer, Inc ................................     38,973
       5,000        * Lexicon Genetics, Inc ........................     25,800
       2,800        * Luminex Corp .................................     18,900
       2,000        * MAXIMUS, Inc .................................     68,900
       3,000        * Maxygen, Inc .................................     30,600
         800        * MTC Technologies, Inc ........................     18,560
       3,500        * Myriad Genetics, Inc .........................     39,760
       5,500        * Navigant Consulting, Inc .....................     67,705
       1,700        * Neopharm, Inc ................................     25,512
       1,100        * Newtek Business Services, Inc ................      5,434
       3,400        * Parexel International Corp ...................     52,088
       3,500        * Per-Se Technologies, Inc .....................     56,000
       3,100        * Pharmacopeia, Inc ............................     39,367
       2,400        * PracticeWorks, Inc ...........................     51,528
       5,200        * PRG-Schultz International, Inc ...............     29,536
       3,100        * Regeneration Technologies, Inc ...............     28,055
       4,500        * Regeneron Pharmaceuticals, Inc ...............     79,515
       4,000        * Repligen Corp ................................     21,560
       1,300        * Research Frontiers, Inc ......................     14,910
       2,600        * Resources Connection, Inc ....................     63,461

                       SEE NOTES TO FINANCIAL STATEMENTS

164  TIAA-CREF Institutional Mutual Funds  2003 ANNUAL REPORT

      Statement of Investments - INSTITUTIONAL SMALL-CAP BLEND INDEX FUND -
                               September 30, 2003
--------------------------------------------------------------------------------

    SHARES                                                             VALUE
    ------                                                            -------
 ENGINEERING AND MANAGEMENT SERVICES--(CONTINUED)
         161        * Rigel Pharmaceuticals, Inc ...................$     2,318
       2,200        * Right Management Consultants, Inc ............     39,776
       7,300        * Savient Pharmaceuticals, Inc .................     36,865
       2,800        * Seattle Genetics, Inc ........................     16,996
         700        * SFBC International, Inc ......................     19,902
       1,978        * Sourcecorp ...................................     45,989
       3,100        * Symyx Technologies, Inc ......................     66,774
         900        * Tejon Ranch Co ...............................     29,970
       4,200        * Telik, Inc ...................................     84,210
       6,700        * Tetra Tech, Inc ..............................    133,397
       3,900        * Transkaryotic Therapies, Inc .................     40,755
       1,600        * TRC Cos, Inc .................................     26,336
       1,800        * Trimeris, Inc ................................     45,306
       5,828        * Tularik, Inc .................................     57,464
       9,100        * U.S. Oncology, Inc ...........................     66,521
       2,100        * URS Corp .....................................     40,740
       3,300        * Washington Group International, Inc ..........     88,935
       4,300        * Watson Wyatt & Co Holdings ...................     96,793
                                                                    -----------
                      TOTAL ENGINEERING AND MANAGEMENT SERVICES       3,309,707
                                                                    -----------
 ENVIRONMENTAL QUALITY AND HOUSING--0.00%
          42        * CADIZ, INC ...................................          6
                                                                    -----------
                      TOTAL ENVIRONMENTAL QUALITY AND HOUSING                 6
                                                                    -----------
 EXECUTIVE, LEGISLATIVE AND GENERAL--0.01%
         800        * Omega Protein Corp ...........................      5,240
                                                                    -----------
                      TOTAL EXECUTIVE, LEGISLATIVE AND GENERAL            5,240
                                                                    -----------
 FABRICATED METAL PRODUCTS--0.81%
       1,600          CIRCOR International, Inc ....................     30,720
      21,700        * Crown Holdings, Inc ..........................    146,475
         800        * Drew Industries, Inc .........................     14,808
       3,600        * Griffon Corp .................................     64,656
         900        * Gulf Island Fabrication, Inc .................     13,536
       2,200        * Intermagnetics General Corp ..................     49,192
       9,700        * Jacuzzi Brands, Inc ..........................     60,140
       1,000          Material Sciences Corp .......................     10,220
       1,800        * Mobile Mini, Inc .............................     34,722
       2,500        * NCI Building Systems, Inc ....................     49,750
         900        * Raytech Corp .................................      3,159
       4,900        * Shaw Group, Inc ..............................     51,499
       1,500        * Silgan Holdings, Inc .........................     48,000
       2,000        * Simpson Manufacturing Co, Inc ................     81,780
       1,100        * SPS Technologies, Inc ........................     49,500
       2,800          Sturm Ruger & Co, Inc ........................     28,896
       7,500        * Tower Automotive, Inc ........................     33,750
       1,900          Valmont Industries, Inc ......................     37,601
       1,500          Watts Industries, Inc (Class A) ..............     26,430
                                                                    -----------
                      TOTAL FABRICATED METAL PRODUCTS                   834,834
                                                                    -----------
 FOOD AND KINDRED PRODUCTS--1.15%
       2,000        * American Italian Pasta Co (Class A) ..........     77,380
       1,000        * Boston Beer Co, Inc (Class A) ................     15,920
         500          Coca-Cola Bottling Co Consolidated ...........     25,075
       4,800          Corn Products International, Inc .............    152,880
       7,300        * Darling International, Inc ...................     19,345
         100          Farmer Brothers Co ...........................     32,031
       4,099          Flowers Foods, Inc ...........................     93,457
      12,000        * Hercules, Inc ................................    135,960
         803        * Horizon Organic Holding Corp .................     19,224
       2,300        * International Multifoods Corp ................     53,705
       6,000          Interstate Bakeries Corp .....................     90,000
         800        * J & J Snack Foods Corp .......................     27,840
       3,200          Lance, Inc ...................................     31,808
       1,300        * M&F Worldwide Corp ...........................     12,519
         500        * National Beverage Corp .......................      7,550
       1,400        * Peets Coffee & Tea, Inc ......................     27,370
       2,000          Pilgrim's Pride Corp (Class B) ...............     25,000
       3,900        * Ralcorp Holdings, Inc ........................    108,030
         800          Riviana Foods, Inc ...........................     22,720
       1,200        * Robert Mondavi Corp (Class A) ................     37,176
         700          Sanderson Farms, Inc .........................     22,022
       5,200          Sensient Technologies Corp ...................    109,200
       4,100          Topps Co, Inc ................................     39,975
                                                                    -----------
                      TOTAL FOOD AND KINDRED PRODUCTS                 1,186,187
                                                                    -----------
 FOOD STORES--0.40%
       3,000        * 7-Eleven, Inc ................................     41,190
         200          Arden Group, Inc (Class A) ...................     12,300
       1,900        * Great Atlantic & Pacific Tea Co, Inc .........     15,409
       1,100          Ingles Markets, Inc (Class A) ................     10,780
       3,600        * Panera Bread Co (Class A) ....................    147,456
         700        * Pantry, Inc ..................................      8,463
       3,500        * Pathmark Stores, Inc .........................     24,395
          13       b* Penn Traffic Co ..............................          2
       4,300          Ruddick Corp .................................     66,822
       1,500          Weis Markets, Inc ............................     51,015
       3,300        * Wild Oats Markets, Inc .......................     36,069
                                                                    -----------
                      TOTAL FOOD STORES                                 413,901
                                                                    -----------
 FURNITURE AND FIXTURES--0.16%
       1,337          Bassett Furniture Industries, Inc ............     18,116
         400          Hooker Furniture Corp ........................     13,988
       2,900          Kimball International, Inc (Class B) .........     42,514
       2,600        * Select Comfort Corp ..........................     68,900
         700          Stanley Furniture Co, Inc ....................     21,357
                                                                    -----------
                      TOTAL FURNITURE AND FIXTURES                      164,875
                                                                    -----------
 FURNITURE AND HOMEFURNISHINGS STORES--0.58%
       2,800        * Cost Plus, Inc ...............................    103,376
       1,800        * Electronics Boutique Holdings Corp ...........     51,426
       1,554        * EUniverse, Inc ...............................      3,263
       2,800        * Gamestop Corp ................................     44,520
       1,800        * Guitar Center, Inc ...........................     57,888
       2,100          Haverty Furniture Cos, Inc ...................     38,388
       2,700        * Intertan, Inc ................................     24,705
       1,400        * Kirkland's, Inc ..............................     22,442
       5,800        * Linens `n Things, Inc ........................    137,924
       2,500        * Restoration Hardware, Inc ....................     14,525
         900        * Rex Stores Corp ..............................     11,745
       4,400        * The Bombay Co, Inc ...........................     43,340
       1,800        * Trans World Entertainment Corp ...............     10,170
       2,600        * Tweeter Home Entertainment Group, Inc ........     19,968
       1,500        * Ultimate Electronics, Inc ....................     14,235
                                                                    -----------
                      TOTAL FURNITURE AND HOMEFURNISHINGS STORES        597,915
                                                                    -----------
 GENERAL BUILDING CONTRACTORS--0.62%
       1,700        * Beazer Homes U.S.A., Inc .....................    143,480
       2,100          Brookfield Homes Corp ........................     38,913
         506        * Dominion Homes, Inc ..........................     13,019
       1,400          M/I Schottenstein Homes, Inc .................     55,538
       1,200        * Meritage Corp ................................     56,700
       2,300        * Palm Harbor Homes, Inc .......................     39,399
       2,200        * Perini Corp ..................................     15,092
       4,200          Standard-Pacific Corp ........................    159,180
         284        * Technical Olympic U.S.A., Inc ................      7,810
       3,900          Walter Industries, Inc .......................     41,847
       2,300        * WCI Communities, Inc .........................     37,950
         578        * William Lyon Homes, Inc ......................     28,987
                                                                    -----------
                      TOTAL GENERAL BUILDING CONTRACTORS                637,915
                                                                    -----------
 GENERAL MERCHANDISE STORES--0.67%
       9,200        * BJ's Wholesale Club, Inc .....................    178,204
       1,650        * Brookstone, Inc ..............................     32,720
       5,800          Casey's General Stores, Inc ..................     81,374

                        SEE NOTES TO FINANCIAL STATEMENTS

                   2003 ANNUAL REPORT  TIAA-CREF Institutional Mutual Funds  165

      Statement of Investments - INSTITUTIONAL SMALL-CAP BLEND INDEX FUND -
                               September 30, 2003
--------------------------------------------------------------------------------

    SHARES                                                             VALUE
    ------                                                            -------
 GENERAL MERCHANDISE STORES--(CONTINUED)
       8,200          Dillard's, Inc (Class A) .....................$   114,636
       5,200          Fred's, Inc ..................................    171,392
       3,600        * ShopKo Stores, Inc ...........................     54,000
       2,690        * Stein Mart, Inc ..............................     14,714
       1,800        * Tuesday Morning Corp .........................     50,094
                                                                    -----------
                      TOTAL GENERAL MERCHANDISE STORES                  697,134
                                                                    -----------
 HEALTH SERVICES--1.79%
       6,300        * Accredo Health, Inc ..........................    176,337
       1,700        * American Healthways, Inc .....................     71,383
       2,300        * Amsurg Corp ..................................     75,877
      12,100        * Beverly Enterprises, Inc .....................     71,632
       1,700        * Chronimed, Inc ...............................     15,521
         900        * Corvel Corp ..................................     31,995
       2,700        * Cross Country Healthcare, Inc ................     38,043
       2,200        * CryoLife, Inc ................................     13,552
       1,400        * Curative Health Services, Inc ................     25,018
         801        * Dynacq International, Inc ....................     14,464
       2,962        * Enzo Biochem, Inc ............................     57,789
       3,200        * Genesis Health Ventures, Inc .................     77,600
       3,300        * Gentiva Health Services, Inc .................     37,950
       7,400          Hooper Holmes, Inc ...........................     49,210
         800        * IMPAC Medical Systems, Inc ...................     14,312
       1,800       b* Impath, Inc ..................................      3,060
       3,900        * Inveresk Research Group, Inc .................     77,415
       1,600        * Kindred Healthcare, Inc ......................     59,920
       1,000        * LabOne, Inc ..................................     23,330
       5,000        * LifePoint Hospitals, Inc .....................    120,250
       1,200        * Matria Healthcare, Inc .......................     20,712
       2,900        * MIM Corp .....................................     21,750
         900        * National Healthcare Corp .....................     12,852
       4,200        * Odyssey HealthCare, Inc ......................    125,244
       1,700        * Option Care, Inc .............................     20,417
       6,600        * Orthodontic Centers Of America, Inc ..........     52,008
       3,100        * Pediatrix Medical Group, Inc .................    142,755
       6,100        * Province Healthcare Co .......................     78,995
       2,100        * RehabCare Group, Inc .........................     35,805
       3,100        * Select Medical Corp ..........................     89,280
         900        * Specialty Laboratories, Inc ..................     11,745
       2,200        * Sunrise Senior Living, Inc ...................     57,706
       1,600        * U.S. Physical Therapy, Inc ...................     19,570
       2,300        * United Surgical Partners International, Inc ..     65,090
       1,500        * VistaCare, Inc (Class A) .....................     46,950
                                                                    -----------
                      TOTAL HEALTH SERVICES                           1,855,537
                                                                    -----------
 HEAVY CONSTRUCTION, EXCEPT BUILDING--0.13%
       4,300          Granite Construction, Inc ....................     80,324
       3,000        * Insituform Technologies, Inc (Class A) .......     53,280
                                                                    -----------
                      TOTAL HEAVY CONSTRUCTION, EXCEPT BUILDING         133,604
                                                                    -----------
 HOLDING AND OTHER INVESTMENT OFFICES--8.16%
       1,900          AMLI Residential Properties Trust ............     49,780
       1,900          Acadia Realty Trust ..........................     20,862
       1,300          Alabama National Bancorp .....................     61,750
         300        * Alexander's, Inc .............................     31,650
       2,500          Alexandria Real Estate Equities, Inc .........    120,075
       1,700          Allegiant Bancorp, Inc .......................     34,340
       3,300          Amcore Financial, Inc ........................     83,028
         700          American Land Lease, Inc .....................     12,915
       1,100          American Mortgage Acceptance Co ..............     18,194
         300        * American Realty Investors, Inc ...............      3,012
       6,274          Anthracite Capital, Inc ......................     60,544
       5,000          Anworth Mortgage Asset Corp ..................     71,400
       3,900        * Apex Mortgage Capital, Inc ...................     20,982
       2,200          Associated Estates Realty Corp ...............     14,344
         500          BRT Realty Trust .............................      9,540
       1,700          Bedford Property Investors, Inc ..............     44,115
       2,331        * Boykin Lodging Co ............................     19,207
       3,400          Brandywine Realty Trust ......................     87,346
       7,500          Brookline Bancorp, Inc .......................    110,400
       3,200          Capital Automotive REIT ......................     97,632
       1,200          Capitol Bancorp Ltd ..........................     32,100
       1,300          Capstead Mortgage Corp .......................     16,159
       2,800          Chateau Communities, Inc .....................     83,328
         900        * Cherokee, Inc ................................     19,080
       2,400          Colonial Properties Trust ....................     86,472
       5,389          Commercial Net Lease Realty, Inc .............     91,775
       1,100          Community Banks, Inc .........................     36,440
       4,800          Community First Bankshares, Inc ..............    126,864
       1,500          Connecticut Bancshares, Inc ..................     76,875
       7,200          Cornerstone Realty Income Trust, Inc .........     58,176
       3,800          Corporate Office Properties Trust ............     70,338
       1,400          Correctional Properties Trust ................     34,930
       1,600        * Criimi MAE, Inc ..............................     16,608
       3,400          Crown American Realty Trust ..................     40,460
       2,000          Eastgroup Properties, Inc ....................     55,560
       2,300          Entertainment Properties Trust ...............     69,000
       5,300          Equity Inns, Inc .............................     39,909
       3,600          Equity One, Inc ..............................     61,200
       2,200          Essex Property Trust, Inc ....................    137,962
       6,500        * FelCor Lodging Trust, Inc ....................     67,340
         600          First Defiance Financial Corp ................     13,980
       5,200          First Industrial Realty Trust, Inc ...........    166,764
       1,600          First Indiana Corp ...........................     29,600
       9,200          First Niagara Financial Group, Inc ...........    138,920
       1,571          First Place Financial Corp ...................     27,885
       1,600        * 4Kids Entertainment, Inc .....................     33,760
       8,100          Fremont General Corp .........................    102,951
       3,200          Gables Residential Trust .....................    103,424
       1,200          German American Bancorp ......................     21,072
       1,200          Gladstone Capital Corp .......................     23,340
       2,300          Glenborough Realty Trust, Inc ................     43,378
       4,000          Glimcher Realty Trust ........................     84,280
       1,900          Great Lakes REIT .............................     30,248
       6,800          Greater Bay Bancorp ..........................    141,440
       1,000        * Hawthorne Financial Corp .....................     40,160
       5,408          Health Care REIT, Inc ........................    166,837
       2,500          Heritage Property Investment Trust ...........     72,200
       7,100          Highwoods Properties, Inc ....................    169,406
       3,761          Home Properties Of New York, Inc .............    147,431
       6,500          IMPAC Mortgage Holdings, Inc .................    105,235
       3,500          Innkeepers U.S.A. Trust ......................     30,450
       4,800          Investors Real Estate Trust ..................     47,088
       6,892          iShares Russell 2000 Index Fund ..............    668,869
       2,400          Keystone Property Trust ......................     48,624
       3,195          Kilroy Realty Corp ...........................     91,217
       2,500          Koger Equity, Inc ............................     47,000
       2,800          Kramont Realty Trust .........................     47,460
       1,729          LTC Properties, Inc ..........................     20,022
      18,200        * La Quinta Corp ...............................    113,386
       2,400          LaSalle Hotel Properties .....................     41,592
       4,100          Lexington Corporate Properties Trust .........     78,556
       2,300        * Local Financial Corp .........................     41,147
       7,500          MFA Mortgage Investments, Inc ................     71,400
       1,900          Manufactured Home Communities, Inc ...........     74,442
         500          MASSBANK Corp ................................     18,385
       5,600        * Meristar Hospitality Corp ....................     39,648
       2,000          Mid-America Apartment Communities, Inc .......     60,360
       2,400          Mid Atlantic Realty Trust ....................     50,400
       2,000          Mission West Properties, Inc .................     24,720
         900          National Health Realty, Inc ..................     13,608

                       SEE NOTES TO FINANCIAL STATEMENTS

166  TIAA-CREF Institutional Mutual Funds  2003 ANNUAL REPORT

      Statement of Investments - INSTITUTIONAL SMALL-CAP BLEND INDEX FUND -
                               September 30, 2003
--------------------------------------------------------------------------------

    SHARES                                                             VALUE
    ------                                                            -------
 HOLDING AND OTHER INVESTMENT OFFICES--(CONTINUED)
       2,907          National Health Investors, Inc ...............$    52,995
       7,800          Nationwide Health Properties, Inc ............    136,422
       3,300          Newcastle Investment Corp ....................     75,867
       1,300          Novastar Financial, Inc ......................     74,711
       2,079          Omega Healthcare Investors, Inc ..............     15,967
       1,700          Oriental Financial Group, Inc ................     41,242
       1,700          PS Business Parks, Inc .......................     64,158
       2,296          Pacific Northwest Bancorp ....................     81,852
       1,200          Parkway Properties, Inc ......................     52,440
       2,600          Pennsylvania Real Estate Investment Trust ....     86,970
       4,200          Post Properties, Inc .........................    114,366
       4,100          Prentiss Properties Trust ....................    127,100
       2,700        * Price Legacy Corp ............................      9,450
         900          PrivateBancorp, Inc ..........................     29,799
       1,700          Prosperity Bancshares, Inc ...................     36,227
         500          Provident Bancorp, Inc .......................     21,010
         700          Quaker City Bancorp, Inc .....................     28,000
       2,600          RAIT Investment Trust ........................     59,696
       1,400          Ramco-Gershenson Properties ..................     35,630
       6,600          Reckson Associates Realty Corp ...............    152,526
       1,728          Redwood Trust, Inc ...........................     73,267
       3,600          SL Green Realty Corp .........................    129,996
       1,900          Sandy Spring Bancorp, Inc ....................     61,788
       1,500          Saul Centers, Inc ............................     39,825
       6,000          Senior Housing Properties Trust ..............     86,460
       1,500          Sizeler Property Investors ...................     15,720
       1,700          Sovran Self Storage, Inc .....................     56,355
       1,500          Suffolk Bancorp ..............................     49,935
       3,100          Summit Properties, Inc .......................     70,432
       1,800          Sun Communities, Inc .........................     70,920
       5,200          Susquehanna Bancshares, Inc ..................    133,640
         900          Tanger Factory Outlet Centers, Inc ...........     33,075
       5,700          Taubman Centers, Inc .........................    111,720
       1,100          Tompkins Trustco, Inc ........................     50,325
       2,000          Town & Country Trust .........................     46,980
         200        * Transcontinental Realty Investors, Inc .......      2,358
       2,618          U.S. Restaurant Properties, Inc ..............     42,543
       2,500          United National Bancorp ......................     83,025
         800          United Mobile Homes, Inc .....................     12,056
       1,500          Universal Health Realty Income Trust .........     40,725
       2,800          Urstadt Biddle Properties, Inc (Class A) .....     37,800
       9,800          Ventas, Inc ..................................    167,776
       4,800          Washington Real Estate Investment Trust ......    139,200
       3,990          Waypoint Financial Corp ......................     79,800
         616          Westfield Financial, Inc .....................     13,749
       2,271          Winston Hotels, Inc ..........................     20,666
                                                                    -----------
                      TOTAL HOLDING AND OTHER INVESTMENT OFFICES      8,448,941
                                                                    -----------
 HOTELS AND OTHER LODGING PLACES--0.48%
       1,400        * Ameristar Casinos, Inc .......................     35,056
       3,300        * Boca Resorts, Inc (Class A) ..................     42,768
       4,200          Boyd Gaming Corp .............................     64,092
       2,600        * Choice Hotels International, Inc .............     75,452
       9,500        * Extended Stay America, Inc ...................    141,835
       2,500          Marcus Corp ..................................     38,150
       3,000        * Pinnacle Entertainment, Inc ..................     21,000
       4,900        * Prime Hospitality Corp .......................     42,581
       2,500        * Vail Resorts, Inc ............................     35,750
                                                                    -----------
                      TOTAL HOTELS AND OTHER LODGING PLACES             496,684
                                                                    -----------
 INDUSTRIAL MACHINERY AND EQUIPMENT--5.19%
       1,200        * Aaon, Inc ....................................     19,704
       1,400        * Actuant Corp .................................     78,610
      14,200        * Adaptec, Inc .................................    107,352
       8,100        * Advanced Digital Information Corp ............    113,562
         700          Alamo Group, Inc .............................      9,982
         600          Ampco-Pittsburgh Corp ........................      7,194
       2,000        * Astec Industries, Inc ........................     20,600
         900        * ASV, Inc .....................................     17,181
       5,208        * Asyst Technologies, Inc ......................     73,277
      13,000        * Axcelis Technologies, Inc ....................    107,380
         500          BHA Group Holdings, Inc ......................     11,880
       2,200          Black Box Corp ...............................     87,582
         600        * Blount International, Inc ....................      2,886
       2,900          Briggs & Stratton Corp .......................    170,404
       4,900        * Brooks Automation, Inc .......................    102,410
       1,400          Cascade Corp .................................     30,870
       9,100        * Cirrus Logic, Inc ............................     50,323
       3,500        * Computer Network Technology Corp .............     30,380
       8,100        * Concurrent Computer Corp .....................     30,699
       9,200        * Cray, Inc ....................................    101,016
       2,000        * Cuno, Inc ....................................     78,380
       4,600        * Cymer, Inc ...................................    189,520
       3,500        * Dot Hill Systems Corp ........................     48,160
         787        * Dril-Quip, Inc ...............................     13,300
       6,100        * Electronics For Imaging, Inc .................    142,252
       1,500          Engineered Support Systems, Inc ..............     90,750
       2,700        * EnPro Industries, Inc ........................     26,055
       2,700        * Esterline Technologies Corp ..................     52,083
       4,492        * FalconStor Software, Inc .....................     28,120
       1,500        * Fargo Electronics, Inc .......................     18,900
       6,200        * Flowserve Corp ...............................    125,860
       2,100        * Gardner Denver, Inc ..........................     44,121
      28,500        * Gateway, Inc .................................    161,310
         800        * General Binding Corp .........................      8,320
       3,200        * Global Power Equipment Group, Inc ............     16,864
       1,000          Gorman-Rupp Co ...............................     22,610
       7,400        * Handspring, Inc ..............................      8,362
       1,800        * Hydril Co ....................................     36,468
       3,400        * Hypercom Corp ................................     18,326
       3,600          IDEX Corp ....................................    131,184
       4,900        * InFocus Corp .................................     23,814
       1,870        * Interland, Inc ...............................     14,380
       6,700          Iomega Corp ..................................     74,638
       5,800          JLG Industries, Inc ..........................     66,816
       6,400        * Joy Global, Inc ..............................    100,480
       1,600        * Kadant, Inc ..................................     30,656
       3,600          Kaydon Corp ..................................     85,464
       4,500          Kennametal, Inc ..............................    168,300
       3,200        * Komag, Inc ...................................     56,064
       6,600        * Kulicke & Soffa Industries, Inc ..............     71,544
       5,700          Lennox International, Inc ....................     83,277
       4,300          Lincoln Electric Holdings, Inc ...............     95,503
       1,600          Lindsay Manufacturing Co .....................     32,160
         800          Lufkin Industries, Inc .......................     19,200
       3,500          Manitowoc Co, Inc ............................     75,915
         376        * Mestek, Inc ..................................      6,321
       2,200        * Micros Systems, Inc ..........................     75,130
       4,400        * Milacron, Inc ................................     10,120
       3,100          Modine Manufacturing Co ......................     73,780
         600          Nacco Industries, Inc (Class A) ..............     42,900
       3,400          Nordson Corp .................................     88,026
       3,300        * Oil States International, Inc ................     41,877
       1,900        * Omnicell, Inc ................................     30,856
       1,300        * Overland Storage, Inc ........................     19,175
       3,900        * Palm, Inc ....................................     76,245
       3,600        * Paxar Corp ...................................     46,080
       1,875        * Planar Systems, Inc ..........................     40,219
       4,000        * Presstek, Inc ................................     29,516
       3,200        * ProQuest Co ..................................     84,160

                        SEE NOTES TO FINANCIAL STATEMENTS

                   2003 ANNUAL REPORT  TIAA-CREF Institutional Mutual Funds  167

      Statement of Investments - INSTITUTIONAL SMALL-CAP BLEND INDEX FUND -
                               September 30, 2003
--------------------------------------------------------------------------------

    SHARES                                                             VALUE
    ------                                                            -------
 INDUSTRIAL MACHINERY AND EQUIPMENT--(CONTINUED)
      18,600        * Quantum Corp .................................$    57,288
       3,100        * Rainbow Technologies, Inc ....................     28,334
      14,100        * Riverstone Networks, Inc .....................     14,100
       1,400          Robbins & Myers, Inc .........................     31,136
       1,295          Sauer-Danfoss, Inc ...........................     18,260
         954          Schawk, Inc ..................................     11,372
       6,400        * Scientific Games Corp (Class A) ..............     73,024
       2,100        * Semitool, Inc ................................     16,716
       2,400        * Sigma Designs, Inc ...........................     20,616
      27,100        * Silicon Graphics, Inc ........................     26,016
       1,083        * Simpletech, Inc ..............................      7,754
       1,433          Standex International Corp ...................     34,822
       3,800          Stewart & Stevenson Services, Inc ............     57,076
       9,800        * Surebeam Corp (Class A) ......................     14,014
       2,200          Tecumseh Products Co (Class A) ...............     82,082
       1,110          Tennant Co ...................................     40,892
       5,800        * Terex Corp ...................................    107,474
       1,300          Thomas Industries, Inc .......................     37,076
       3,200          Toro Co ......................................    144,000
       2,700        * Ultratech, Inc ...............................     76,194
       6,100        * UNOVA, Inc ...................................     89,365
       3,000        * Veeco Instruments, Inc .......................     59,880
       1,200          Woodward Governor Co .........................     52,452
       5,200          York International Corp ......................    179,868
                                                                    -----------
                      TOTAL INDUSTRIAL MACHINERY AND EQUIPMENT        5,376,664
                                                                    -----------
 INSTRUMENTS AND RELATED PRODUCTS--6.03%
       3,200        * Aclara BioSciences, Inc ......................     12,672
       2,400        * Advanced Neuromodulation Systems, Inc ........     95,760
       3,600        * Aksys Ltd ....................................     35,964
       2,400        * Alaris Medical Systems, Inc ..................     39,840
       5,900        * Align Technology, Inc ........................     73,809
       2,700        * American Medical Systems Holdings, Inc .......     58,590
       1,100          Analogic Corp ................................     52,800
       3,000          Arrow International, Inc .....................     69,000
       2,300        * Arthrocare Corp ..............................     40,986
       1,200        * Aspect Medical Systems, Inc ..................     12,324
       1,500          BEI Technologies, Inc ........................     23,400
       2,500        * Biolase Technology, Inc ......................     28,525
       2,531        * Bruker BioSciences Corp ......................     11,136
       1,000        * Candela Corp .................................     12,760
         900        * Cantel Medical Corp ..........................     12,006
       6,700        * Cardiac Science, Inc .........................     27,872
       4,300        * Cardiodynamics International Corp ............     19,307
       4,135        * Cepheid, Inc .................................     19,310
       1,963        * Cerus Corp ...................................      9,089
       1,800        * Cholestech Corp ..............................     13,680
         900        * Closure Medical Corp .........................     21,951
       4,500          Cognex Corp ..................................    118,305
       3,900        * Coherent, Inc ................................     96,057
       2,800          Cohu, Inc ....................................     54,768
       1,600        * Cole National Corp ...........................     19,936
       2,300        * Conceptus, Inc ...............................     30,130
       3,200        * Concord Camera Corp ..........................     34,080
       3,800        * Conmed Corp ..................................     78,432
       4,100          Cooper Cos, Inc ..............................    167,075
       8,300        * Credence Systems Corp ........................     95,450
       3,200        * CTI Molecular Imaging, Inc ...................     47,264
       2,600        * Cyberonics, Inc ..............................     80,236
      14,800        * Cytyc Corp ...................................    222,592
       1,400          Datascope Corp ...............................     43,036
       2,200        * Dionex Corp ..................................     86,592
         906        * DJ Orthopedics, Inc ..........................     12,639
       3,000        * DRS Technologies, Inc ........................     72,390
       2,000          EDO Corp .....................................     40,500
       1,600        * ESCO Technologies, Inc .......................     72,432
         800        * Exactech, Inc ................................     13,080
       1,200        * Excel Technology, Inc ........................     30,000
       3,200        * FEI Co .......................................     74,688
       4,400        * Flir Systems, Inc ............................    112,728
       3,200        * Fossil, Inc ..................................     77,536
       2,100        * Haemonetics Corp .............................     49,581
       2,700        * Hanger Orthopedic Group, Inc .................     41,445
       1,400        * Herley Industries, Inc .......................     24,528
       2,600        * Hologic, Inc .................................     35,438
       1,400        * ICU Medical, Inc .............................     38,094
       2,400        * Igen International, Inc ......................    138,720
       1,447        * Ii-Vi, Inc ...................................     28,926
       2,400        * Inamed Corp ..................................    176,280
       5,800        * Input/Output, Inc ............................     22,678
       2,382        * Integra LifeSciences Holding .................     67,387
       1,300        * Integrated Defense Technology, Inc ...........     21,814
       2,326        * Interpore International ......................     35,727
       3,000        * Intuitive Surgical, Inc ......................     50,040
       3,500          Invacare Corp ................................    131,530
       2,300        * Invision Technologies, Inc ...................     55,982
       2,300        * Ionics, Inc ..................................     56,258
       2,000        * I-Stat Corp ..................................     26,740
       2,700        * Itron, Inc ...................................     54,189
       3,000        * Ixia .........................................     32,457
       1,600          Keithley Instruments, Inc ....................     22,640
         993        * Kensey Nash Corp .............................     23,316
       1,300        * KVH Industries, Inc ..........................     32,773
       2,400        * Kyphon, Inc ..................................     46,800
       1,700        * Laserscope ...................................     19,975
       7,100        * Lexar Media, Inc .............................    120,984
       6,600        * LTX Corp .....................................     74,316
       1,000        * Medical Action Industries, Inc ...............     13,020
       5,300          Mentor Corp ..................................    120,840
       2,133        * Merit Medical Systems, Inc ...................     47,139
       1,300        * Micro Therapeutics, Inc ......................      6,877
         900          Mine Safety Appliances Co ....................     49,158
       3,500        * MKS Instruments, Inc .........................     75,810
       1,800        * Molecular Devices Corp .......................     31,356
       1,000          Movado Group, Inc ............................     21,900
       2,793          MTS Systems Corp .............................     42,509
       5,200        * Newport Corp .................................     73,320
       2,200        * Novoste Corp .................................      9,702
       3,300          Oakley, Inc ..................................     33,000
       2,500        * Ocular Sciences, Inc .........................     55,700
       6,000        * Orbital Sciences Corp ........................     55,680
       4,300        * Orthologic Corp ..............................     23,134
       2,000        * Osteotech, Inc ...............................     16,380
       2,100        * Photon Dynamics, Inc .........................     61,215
       7,600        * Pinnacle Systems, Inc ........................     64,068
       2,100        * Possis Medical, Inc ..........................     32,760
         800        * Retractable Technologies, Inc ................      4,888
       1,500        * Rofin-Sinar Technologies, Inc ................     31,485
       3,600          Roper Industries, Inc ........................    156,780
       1,500        * Rudolph Technologies, Inc ....................     28,965
       3,000        * Sola International, Inc ......................     48,000
       1,800        * Sonic Solutions, Inc .........................     25,074
       1,900        * SonoSite, Inc ................................     38,019
       2,300        * Staar Surgical Co ............................     24,403
       3,200        * Star Scientific, Inc .........................      5,824
       5,076        * Sybron Dental Specialties, Inc ...............    127,255
       1,100        * Synovis Life Technologies, Inc ...............     26,895
         715          Sypris Solutions, Inc ........................      9,817
       5,500        * Techne Corp ..................................    174,845
       3,900        * Theragenics Corp .............................     22,230

                       SEE NOTES TO FINANCIAL STATEMENTS

168  TIAA-CREF Institutional Mutual Funds  2003 ANNUAL REPORT

      Statement of Investments - INSTITUTIONAL SMALL-CAP BLEND INDEX FUND -
                               September 30, 2003
--------------------------------------------------------------------------------

    SHARES                                                             VALUE
    ------                                                            -------
 INSTRUMENTS AND RELATED PRODUCTS--(CONTINUED)
       3,200        * Therasense, Inc ..............................$    39,968
       6,400        * Thoratec Corp ................................    108,736
       4,200        * Trimble Navigation Ltd .......................     97,230
       2,900        * TriPath Imaging, Inc .........................     25,230
       1,400          United Industrial Corp .......................     22,260
       3,900        * Varian, Inc ..................................    122,148
       1,600        * Ventana Medical Systems, Inc .................     64,480
       3,900        * Viasys Healthcare, Inc .......................     78,780
       5,000        * Visx, Inc ....................................     95,250
       1,200        * Vital Images, Inc ............................     22,463
         800          Vital Signs, Inc .............................     23,440
       5,000        * Vivus, Inc ...................................     17,500
       2,075        * Wright Medical Group, Inc ....................     52,456
       2,700          X-Rite, Inc ..................................     30,564
         500          Young Innovations, Inc .......................     16,005
       1,100        * Zoll Medical Corp ............................     35,255
       2,100        * Zygo Corp ....................................     34,440
                                                                    -----------
                      TOTAL INSTRUMENTS AND RELATED PRODUCTS          6,243,598
                                                                    -----------
 INSURANCE AGENTS, BROKERS AND SERVICE--0.19%
       2,100        * Clark, Inc ...................................     28,014
       1,400          Crawford & Co (Class B) ......................      9,828
       4,000          Hilb, Rogal & Hamilton Co ....................    124,160
       2,900        * USI Holdings Corp ............................     37,729
                                                                    -----------
                      TOTAL INSURANCE AGENTS, BROKERS AND SERVICE       199,731
                                                                    -----------
 INSURANCE CARRIERS--2.62%
       3,000          21st Century Insurance Group .................     41,340
       4,400          Alfa Corp ....................................     55,088
       7,000        * Allmerica Financial Corp .....................    166,670
       1,500        * American Medical Security Group, Inc .........     30,465
       1,200        * American Physicians Capital, Inc .............     33,336
       2,800        * AMERIGROUP Corp ..............................    124,964
       5,100          AmerUs Group Co ..............................    173,400
       2,700        * Argonaut Group, Inc ..........................     35,100
       1,000          Baldwin & Lyons, Inc (Class B) ...............     23,350
       2,350        * Centene Corp .................................     71,417
       3,500        * Citizens, Inc ................................     28,175
       2,100        * CNA Surety Corp ..............................     21,105
       3,100          Commerce Group, Inc ..........................    117,676
       2,200          Delphi Financial Group, Inc (Class A) ........    102,344
         400          Donegal Group, Inc ...........................      6,040
         289          EMC Insurance Group, Inc .....................      5,182
         400        * Enstar Group, Inc ............................     15,700
       1,500          FBL Financial Group, Inc (Class A) ...........     36,960
       1,100          Financial Industries Corp ....................     15,620
         902          Great American Financial Resources, Inc ......     13,061
       4,000          Harleysville Group, Inc ......................     93,240
       2,000        * HealthExtras, Inc ............................     17,220
       5,100          Horace Mann Educators Corp ...................     74,001
         404          Independence Holding Co ......................      8,787
       1,600          Infinity Property & Casualty Corp ............     44,976
         500          Kansas City Life Insurance Co ................     22,930
       2,500          Landamerica Financial Group, Inc .............    114,600
         900          Midland Co ...................................     19,170
         300        * National Western Life Insurance Co (Class A) .     41,208
         599        * Navigators Group, Inc ........................     19,593
         300          NYMAGIC, Inc .................................      6,729
       7,400        * Ohio Casualty Corp ...........................    107,300
       1,200          Penn-America Group, Inc ......................     17,976
       2,100        * Philadelphia Consolidated Holding Corp .......     97,020
      12,600          Phoenix Cos, Inc .............................    145,530
         806        * Pico Holdings, Inc ...........................     10,534
       3,000          PMA Capital Corp (Class A) ...................     37,590
       2,700          Presidential Life Corp .......................     40,851
       3,108        * ProAssurance Corp ............................     80,280
       2,400          RLI Corp .....................................     79,008
       1,300          Safety Insurance Group, Inc ..................     20,176
       3,500          Selective Insurance Group, Inc ...............    104,160
       3,100        * Sierra Health Services, Inc ..................     63,705
       1,700          State Auto Financial Corp ....................     42,874
       2,200        * Stewart Information Services Corp ............     62,128
       1,000        * Triad Guaranty, Inc ..........................     49,080
       4,900        * UICI .........................................     61,446
       1,000          United Fire & Casualty Co ....................     36,560
       3,100        * Universal American Financial Corp ............     27,435
         271        * Wellpoint Health Networks, Inc ...............     20,889
       1,200          Zenith National Insurance Corp ...............     33,384
                                                                    -----------
                      TOTAL INSURANCE CARRIERS                        2,717,373
                                                                    -----------
 JUSTICE, PUBLIC ORDER AND SAFETY--0.02%
       1,200        * Wackenhut Corrections Corp ...................     20,460
                                                                    -----------
                      TOTAL JUSTICE, PUBLIC ORDER AND SAFETY             20,460
                                                                    -----------
 LEATHER AND LEATHER PRODUCTS--0.28%
       2,300          Brown Shoe Co, Inc ...........................     72,910
       1,600          K-Swiss, Inc (Class A) .......................     57,584
       1,882        * Maxwell Shoe Co, Inc (Class A) ...............     27,026
       1,300        * Steven Madden Ltd ............................     24,661
         200          Weyco Group, Inc .............................      9,898
       5,200          Wolverine World Wide, Inc ....................    100,880
                                                                    -----------
                      TOTAL LEATHER AND LEATHER PRODUCTS                292,959
                                                                    -----------
 LEGAL SERVICES--0.05%
       2,100        * Pre-Paid Legal Services, Inc .................     49,182
                                                                    -----------
                      TOTAL LEGAL SERVICES                               49,182
                                                                    -----------
 LUMBER AND WOOD PRODUCTS--0.19%
         700          American Woodmark Corp .......................     31,332
       6,900        * Champion Enterprises, Inc ....................     43,815
       1,319          Deltic Timber Corp ...........................     38,145
       1,000        * Modtech Holdings, Inc ........................      7,940
         800          Skyline Corp .................................     25,616
       2,100          Universal Forest Products, Inc ...............     50,967
                                                                    -----------
                      TOTAL LUMBER AND WOOD PRODUCTS                    197,815
                                                                    -----------
 METAL MINING--0.25%
       1,200        * Cleveland-Cliffs, Inc ........................     30,720
      23,500        * Coeur D'alene Mines Corp .....................     73,085
      14,599        * Hecla Mining Co ..............................     76,499
       2,200          Royal Gold, Inc ..............................     40,260
       5,855        * Stillwater Mining Co .........................     36,887
                                                                    -----------
                      TOTAL METAL MINING                                257,451
                                                                    -----------
 MISCELLANEOUS MANUFACTURING INDUSTRIES--0.62%
       8,600          Callaway Golf Co .............................    122,722
       1,927        * Daktronics, Inc. .............................     30,851
      11,341        * Identix, Inc .................................     59,313
       3,200        * Jakks Pacific, Inc ...........................     39,008
       3,100        * K2, Inc ......................................     46,035
       1,900        * Lydall, Inc ..................................     22,819
       3,712          Nautilus Group, Inc ..........................     46,845
       2,100          Oneida Ltd ...................................      6,468
       1,300          Penn Engineering & Manufacturing Corp ........     20,033
       1,800        * RC2 Corp .....................................     34,578
       1,200          Russ Berrie & Co, Inc ........................     40,428
       2,200        * Shuffle Master, Inc ..........................     59,796
         600        * Steinway Musical Instruments, Inc ............     10,650
       4,100        * Yankee Candle Co, Inc ........................    104,468
                                                                    -----------
                      TOTAL MISCELLANEOUS MANUFACTURING INDUSTRIES      644,014
                                                                    -----------
 MISCELLANEOUS RETAIL--1.45%
       2,500        * 1-800-Flowers.com, Inc (Class A) .............     18,800
       1,700        * AC Moore Arts & Crafts, Inc ..................     37,876

                        SEE NOTES TO FINANCIAL STATEMENTS

                   2003 ANNUAL REPORT  TIAA-CREF Institutional Mutual Funds  169

      Statement of Investments - INSTITUTIONAL SMALL-CAP BLEND INDEX FUND -
                               September 30, 2003
--------------------------------------------------------------------------------

    SHARES                                                             VALUE
    ------                                                            -------
 MISCELLANEOUS RETAIL--(CONTINUED)
       4,446        * Alloy, Inc ...................................$    24,898
       1,700        * Big 5 Sporting Goods Corp ....................     25,976
         900          Blair Corp ...................................     18,720
       1,400        * Blue Rhino Corp ..............................     15,512
       3,200          Cash America International, Inc ..............     52,480
       1,500        * Coldwater Creek, Inc .........................     14,730
       1,700        * Dick's Sporting Goods, Inc ...................     63,478
       4,200        * Drugstore.com, Inc ...........................     32,130
       2,800        * Duane Reade, Inc .............................     44,660
          50        * FAO, Inc .....................................        208
         800        * Finlay Enterprises, Inc ......................     11,624
       2,200          Friedman's, Inc (Class A) ....................     30,690
         400        * FTD, Inc (Class A) ...........................      9,004
         900        * Galyans Trading Co, Inc ......................      9,189
       1,900          Hancock Fabrics, Inc .........................     29,982
       1,500        * Hibbett Sporting Goods, Inc ..................     35,880
       2,300        * Jill (J.) Group, Inc .........................     26,450
       2,000        * Jo-Ann Stores, Inc (Class A) .................     55,800
       4,000          Longs Drug Stores Corp .......................     80,520
      16,400        * OfficeMax, Inc ...............................    153,668
       1,200        * Overstock.com, Inc ...........................     17,870
       1,300        * Party City Corp ..............................     16,094
         900        * PC Connection, Inc ...........................      8,460
       4,700        * Petco Animal Supplies, Inc ...................    146,640
       2,699        * Priceline.com, Inc ...........................     78,244
       1,300        * Sharper Image Corp ...........................     29,978
       2,691        * Sports Authority, Inc ........................     84,793
       4,800        * Stamps.com, Inc ..............................     27,936
       4,700        * Summit America Television, Inc ...............     13,677
       1,200        * Systemax, Inc ................................      7,968
       2,200        * Valuevision International, Inc (Class A) .....     35,002
       1,480        * Whitehall Jewellers, Inc .....................     16,591
       1,191          World Fuel Services Corp .....................     33,431
       4,260        * Zale Corp ....................................    189,187
                                                                    -----------
                      TOTAL MISCELLANEOUS RETAIL                      1,498,146
                                                                    -----------
 MOTION PICTURES--0.49%
       4,100        * AMC Entertainment, Inc .......................     54,940
       3,954        * Avid Technology, Inc .........................    208,929
         200        * Carmike Cinemas, Inc .........................      5,262
       7,000        * Hollywood Entertainment Corp .................    119,000
       3,200        * Movie Gallery, Inc ...........................     62,880
       1,400        * NetFlix, Inc .................................     47,054
       1,800        * Reading International, Inc ...................     10,278
                                                                    -----------
                      TOTAL MOTION PICTURES                             508,343
                                                                    -----------
 NONDEPOSITORY INSTITUTIONS--0.72%
       1,300        * Accredited Home Lenders Holding Co ...........     28,223
       2,722          Advanta Corp (Class A) .......................     29,942
       1,500          American Home Mortgage Holdings, Inc .........     26,355
       5,376          Charter Municipal Mortgage Acceptance Co .....     98,811
       1,800        * CompuCredit Corp .............................     31,500
       1,700        * Credit Acceptance Corp .......................     19,295
       1,700       b* DVI, Inc .....................................        187
       5,800        * E-Loan, Inc ..................................     21,054
       1,000        * Federal Agricultural Mortgage Corp (Class C) .     27,000
       1,900        * Financial Federal Corp .......................     57,969
       3,600          MCG Capital Corp .............................     56,196
       1,800          Medallion Financial Corp .....................     11,340
       3,800          Metris Cos, Inc ..............................     15,656
       3,750          New Century Financial Corp ...................    106,200
       3,600        * Saxon Capital, Inc ...........................     61,704
         500        * United PanAm Financial Corp ..................      8,705
       1,800          Westcorp .....................................     62,910
       1,600        * WFS Financial, Inc ...........................     59,248
       2,000        * World Acceptance Corp ........................     27,100
                                                                    -----------
                      TOTAL NONDEPOSITORY INSTITUTIONS                  749,395
                                                                    -----------
 NONMETALLIC MINERALS, EXCEPT FUELS--0.03%
       2,549          Amcol International Corp .....................     31,506
                                                                    -----------
                      TOTAL NONMETALLIC MINERALS, EXCEPT FUELS           31,506
                                                                    -----------
 OIL AND GAS EXTRACTION--2.75%
       1,000        * Atwood Oceanics, Inc .........................     23,990
       2,100          Berry Petroleum Co (Class A) .................     38,388
       3,300          Cabot Oil & Gas Corp (Class A) ...............     85,800
       4,700        * Cal Dive International, Inc ..................     91,368
       5,600        * Cimarex Energy Co ............................    109,760
         500        * Clayton Williams Energy, Inc .................      9,425
       3,700        * Comstock Resources, Inc ......................     49,432
       4,500        * Denbury Resources, Inc .......................     55,620
       1,200        * Encore Acquisition Co ........................     25,860
       2,800        * Energy Partners Ltd ..........................     31,136
       5,200        * Evergreen Resources, Inc .....................    140,400
       5,300        * Forest Oil Corp ..............................    126,935
       9,400        * Global Industries Ltd ........................     42,770
      22,200        * Grey Wolf, Inc ...............................     77,256
       6,900        * Hanover Compressor Co ........................     68,310
       4,572        * Harvest Natural Resources, Inc ...............     28,118
       3,500        * Horizon Offshore, Inc ........................     14,385
       1,800        * Houston Exploration Co .......................     63,180
       4,600        * KCS Energy, Inc ..............................     31,280
       8,900        * Magnum Hunter Resources, Inc .................     71,111
       1,600        * McMoRan Exploration Co .......................     16,768
       4,600        * Meridian Resource Corp .......................     19,826
       9,600        * Newpark Resources, Inc .......................     41,280
         300        * North Coast Energy, Inc ......................      3,746
       2,300        * Nuevo Energy Co ..............................     41,791
       3,000        * Oceaneering International, Inc ...............     70,560
      11,300        * Parker Drilling Co ...........................     26,668
       3,900          Patina Oil & Gas Corp ........................    141,336
       1,000          Penn Virginia Corp ...........................     44,200
         800        * Petrocorp, Inc ...............................     10,768
       2,100        * Petroleum Development Corp ...................     25,158
       5,200        * Plains Exploration & Production Co ...........     64,844
       1,200        * Prima Energy Corp ............................     30,300
       1,500        * Quicksilver Resources, Inc ...................     36,645
       6,800        * Range Resources Corp .........................     46,512
       2,800        * Remington Oil & Gas Corp .....................     50,820
       1,300          RPC, Inc .....................................     13,000
       2,300        * Seacor Smit, Inc .............................     83,191
       4,800        * Southwestern Energy Co .......................     86,880
       3,300        * Spinnaker Exploration Co .....................     79,200
       3,700          St. Mary Land & Exploration Co ...............     93,684
       3,000        * Stone Energy Corp ............................    105,840
       6,288        * Superior Energy Services, Inc ................     61,622
       3,400        * Swift Energy Co ..............................     47,974
       2,700        * Tetra Technologies, Inc ......................     55,674
       4,200        * Tom Brown, Inc ...............................    107,940
       2,300        * Transmontaigne, Inc ..........................     13,708
       4,800        * Unit Corp ....................................     90,432
       4,029        * Veritas DGC, Inc .............................     32,151
       6,484          Vintage Petroleum, Inc .......................     70,546
       2,900        * W-H Energy Services, Inc .....................     51,620
                                                                    -----------
                      TOTAL OIL AND GAS EXTRACTION                    2,849,208
                                                                    -----------
 PAPER AND ALLIED PRODUCTS--0.56%
       3,460        * Buckeye Technologies, Inc ....................     31,451
       3,446        * Caraustar Industries, Inc ....................     30,084
       1,922          Chesapeake Corp ..............................     43,322
       3,700          Glatfelter ...................................     43,586
       2,500        * Graphic Packaging Corp .......................     12,650

                       SEE NOTES TO FINANCIAL STATEMENTS

170  TIAA-CREF Institutional Mutual Funds  2003 ANNUAL REPORT

      Statement of Investments - INSTITUTIONAL SMALL-CAP BLEND INDEX FUND -
                               September 30, 2003
--------------------------------------------------------------------------------

    SHARES                                                             VALUE
    ------                                                            -------
 PAPER AND ALLIED PRODUCTS--(CONTINUED)
       1,700          Greif, Inc (Class A) .........................$    44,200
       6,700        * Longview Fibre Co ............................     65,459
       3,900        * Playtex Products, Inc ........................     23,244
       2,024          Pope & Talbot, Inc ...........................     30,603
       3,400          Potlatch Corp ................................    101,048
       3,200          Rock-Tenn Co (Class A) .......................     46,656
       2,000          Schweitzer-Mauduit International, Inc ........     50,500
       4,800          Wausau-Mosinee Paper Corp ....................     58,608
                                                                    -----------
                      TOTAL PAPER AND ALLIED PRODUCTS                   581,411
                                                                    -----------
 PERSONAL SERVICES--0.22%
       5,016        * Alderwoods Group, Inc ........................     38,874
       1,200          Angelica Corp ................................     22,800
       2,882        * Coinstar, Inc ................................     38,763
       1,100          CPI Corp .....................................     20,240
       2,200          G & K Services, Inc (Class A) ................     77,000
       1,200          Unifirst Corp ................................     28,368
                                                                    -----------
                      TOTAL PERSONAL SERVICES                           226,045
                                                                    -----------
 PETROLEUM AND COAL PRODUCTS--0.32%
       2,600          ElkCorp ......................................     61,256
       3,400          Frontier Oil Corp ............................     49,980
       3,400        * Headwaters, Inc ..............................     54,740
       1,311          Holly Corp ...................................     32,487
       7,700        * Tesoro Petroleum Corp ........................     65,142
       2,200          WD-40 Co .....................................     69,718
                                                                    -----------
                      TOTAL PETROLEUM AND COAL PRODUCTS                 333,323
                                                                    -----------
 PRIMARY METAL INDUSTRIES--1.45%
      12,800        * AK Steel Holding Corp ........................     25,600
      10,700          Allegheny Technologies, Inc ..................     70,085
      19,467        * Andrew Corp ..................................    239,249
       3,000          Belden, Inc ..................................     52,410
       1,800        * Brush Engineered Materials, Inc ..............     18,450
       5,500        * Cable Design Technologies Corp ...............     44,000
       2,600          Carpenter Technology Corp ....................     55,744
       1,600        * Century Aluminum Co ..........................     17,360
       6,700        * CommScope, Inc ...............................     80,802
       1,100          Curtiss-Wright Corp ..........................     77,682
       1,400        * Encore Wire Corp .............................     18,480
       4,400        * General Cable Corp ...........................     35,024
       1,300          Gibraltar Steel Corp .........................     28,652
       2,300        * Liquidmetal Technologies, Inc ................      7,245
       3,400        * Lone Star Technologies, Inc ..................     45,866
       3,774          Matthews International Corp (Class A) ........     99,671
       5,600        * Maverick Tube Corp ...........................     86,912
       4,500        * Mueller Industries, Inc ......................    114,525
       1,403          NN, Inc ......................................     18,043
       1,900        * NS Group, Inc ................................     12,274
       2,100          Quanex Corp ..................................     70,560
       2,500        * RTI International Metals, Inc ................     26,300
       2,847          Ryerson Tull, Inc ............................     22,207
       1,204          Schnitzer Steel Industries, Inc (Class A) ....     36,156
       4,900        * Steel Dynamics, Inc ..........................     74,186
       2,800          Texas Industries, Inc ........................     68,880
       4,000          Tredegar Corp ................................     60,200
                                                                    -----------
                      TOTAL PRIMARY METAL INDUSTRIES                  1,506,563
                                                                    -----------
 PRINTING AND PUBLISHING--0.91%
       8,200        * American Greetings Corp (Class A) ............    159,326
       3,100          Banta Corp ...................................    111,600
       4,400          Bowne & Co, Inc ..............................     65,780
       1,500        * Consolidated Graphics, Inc ...................     38,145
         500          Courier Corp .................................     25,455
         600          CSS Industries, Inc ..........................     15,450
       2,200          Ennis Business Forms, Inc ....................     29,502
       3,700          Harland (John H.) Co .........................     97,939
       5,500          Hollinger International, Inc .................     67,925
       1,700        * Information Holdings, Inc ....................     34,051
       4,100        * Journal Register Co ..........................     76,875
       4,000        * Mail-Well, Inc ...............................     14,000
       1,600        * Martha Stewart Living Omnimedia, Inc (Class A)     14,800
           9        * Moore Wallace, Inc ...........................        128
       1,300          New England Business Services, Inc ...........     34,606
       1,900        * Playboy Enterprises, Inc (Class B) ...........     27,645
      19,500        * Primedia, Inc ................................     55,575
         600          Pulitzer, Inc ................................     31,260
       1,600          Standard Register Co .........................     26,560
       1,088          Thomas Nelson, Inc ...........................     15,025
                                                                    -----------
                      TOTAL PRINTING AND PUBLISHING                     941,647
                                                                    -----------
 RAILROAD TRANSPORTATION--0.17%
       1,900          Florida East Coast Industries ................     54,625
       1,600        * Genesee & Wyoming, Inc (Class A) .............     37,936
       8,000        * Kansas City Southern Industries, Inc .........     88,560
                                                                    -----------
                      TOTAL RAILROAD TRANSPORTATION                     181,121
                                                                    -----------
 REAL ESTATE--0.23%
         700        * Avatar Holdings, Inc .........................     22,386
         700          Consolidated-Tomoka Land Co ..................     20,307
       4,100        * Jones Lang LaSalle, Inc ......................     75,850
          45        * MI Development, Inc (Class A) ................      1,022
         200        * Orleans Homebuilders, Inc ....................      2,364
      12,777        * Stewart Enterprises, Inc (Class A) ...........     48,553
         800        * Tarragon Realty Investors, Inc ...............     12,200
       4,000        * Trammell Crow Co .............................     49,800
         400          United Capital Corp ..........................      7,200
                                                                    -----------
                      TOTAL REAL ESTATE                                 239,682
                                                                    -----------
 RUBBER AND MISCELLANEOUS PLASTICS PRODUCTS--0.76%
       1,500        * Applied Films Corp ...........................     44,595
       1,500          Bandag, Inc ..................................     50,595
       8,700          Cooper Tire & Rubber Co ......................    138,069
      19,900        * Goodyear Tire & Rubber Co ....................    130,743
         700        * Gundle/SLT Environmental, Inc ................     10,745
       1,900        * Jarden Corp ..................................     71,725
       2,475          Myers Industries, Inc ........................     24,775
         800          Quixote Corp .................................     20,120
       3,900          Schulman (A.), Inc ...........................     61,854
       2,500        * Skechers U.S.A., Inc (Class A) ...............     18,550
       3,000          Spartech Corp ................................     63,900
       1,000        * Trex Co, Inc .................................     31,050
       6,800          Tupperware Corp ..............................     90,984
       2,341        * Vans, Inc ....................................     25,517
                                                                    -----------
                      TOTAL RUBBER AND MISCELLANEOUS PLASTICS
                         PRODUCTS                                       783,222
                                                                    -----------
 SECURITY AND COMMODITY BROKERS--0.51%
       2,800        * Affiliated Managers Group, Inc ...............    175,840
         900          First Albany Cos, Inc ........................     11,475
         868        * Gabelli Asset Management, Inc (Class A) ......     30,953
       6,200        * Investment Technology Group, Inc .............    118,916
       9,600        * Knight Trading Group, Inc ....................    109,920
       1,400          Sanders Morris Harris Group, Inc .............     12,418
       2,160        * SoundView Technology Group, Inc ..............     21,254
       1,900          SWS Group, Inc ...............................     37,449
         200          Value Line, Inc ..............................      9,600
                                                                    -----------
                      TOTAL SECURITY AND COMMODITY BROKERS              527,825
                                                                    -----------
 SOCIAL SERVICES--0.06%
       1,600        * Bright Horizons Family Solutions, Inc ........     63,920
                                                                    -----------
                      TOTAL SOCIAL SERVICES                              63,920
                                                                    -----------
 SPECIAL TRADE CONTRACTORS--0.38%
       6,400        * Dycom Industries, Inc ........................    130,496
       1,700        * EMCOR Group, Inc .............................     72,335

                        SEE NOTES TO FINANCIAL STATEMENTS

                   2003 ANNUAL REPORT  TIAA-CREF Institutional Mutual Funds  171

      Statement of Investments - INSTITUTIONAL SMALL-CAP BLEND INDEX FUND -
                               September 30, 2003
--------------------------------------------------------------------------------

    SHARES                                                             VALUE
    ------                                                            -------
 SPECIAL TRADE CONTRACTORS--(CONTINUED)
       4,100        * Integrated Electrical Services, Inc ..........$    28,290
         700        * John B. Sanfilippo & Son .....................     14,882
       1,100        * Matrix Service Co ............................     19,536
       9,700        * Quanta Services, Inc .........................     80,219
       1,308          Roto-Rooter, Inc .............................     46,499
                                                                    -----------
                      TOTAL SPECIAL TRADE CONTRACTORS                   392,257
                                                                    -----------
 STONE, CLAY, AND GLASS PRODUCTS--0.40%
         880          Ameron International Corp ....................     29,049
       2,900          Apogee Enterprises, Inc ......................     29,928
       2,500        * Cabot Microelectronics Corp ..................    139,350
       1,400          CARBO Ceramics, Inc ..........................     50,624
         900          Centex Construction Products, Inc ............     40,203
       1,600          Libbey, Inc ..................................     44,496
       4,900       b* USG Corp .....................................     84,476
                                                                    -----------
                      TOTAL STONE, CLAY, AND GLASS PRODUCTS             418,126
                                                                    -----------
 TEXTILE MILL PRODUCTS--0.14%
       3,500          Albany International Corp (Class A) ..........    107,940
         300        * Hampshire Group Ltd ..........................      9,552
       5,900        * Interface, Inc (Class A) .....................     31,978
                                                                    -----------
                      TOTAL TEXTILE MILL PRODUCTS                       149,470
                                                                    -----------
 TOBACCO PRODUCTS--0.18%
       3,300          Universal Corp ...............................    139,029
       3,150          Vector Group Ltd .............................     45,360
                                                                    -----------
                      TOTAL TOBACCO PRODUCTS                            184,389
                                                                    -----------
 TRANSPORTATION BY AIR--1.15%
       6,300        * ABX Air, Inc .................................     15,624
       8,700        * Airtran Holdings, Inc ........................    145,725
       3,100        * Alaska Air Group, Inc ........................     86,242
       4,000        * America West Holdings Corp (Class B) .........     38,920
      20,800        * AMR Corp .....................................    238,160
       5,600        * Atlantic Coast Airlines Holdings, Inc ........     47,656
       8,700        * Continental Airlines, Inc (Class B) ..........    144,246
       3,900        * ExpressJet Holdings, Inc .....................     53,820
       1,400        * Forward Air Corp .............................     38,710
       3,837        * Frontier Airlines, Inc .......................     63,157
       1,275        * MAIR Holdings, Inc ...........................      8,657
       3,500        * Mesa Air Group, Inc ..........................     38,850
       8,000        * Northwest Airlines Corp ......................     77,600
       2,500        * Offshore Logistics, Inc ......................     50,750
         500        * Petroleum Helicopters (Vote) .................     14,530
       7,600          Skywest, Inc .................................    131,632
          53       b* UAL Corp .....................................         56
                                                                    -----------
                      TOTAL TRANSPORTATION BY AIR                     1,194,335
                                                                    -----------
 TRANSPORTATION EQUIPMENT--1.59%
       4,200        * AAR Corp .....................................     33,684
       1,900        * Aftermarket Technology Corp ..................     21,679
       2,000          Arctic Cat, Inc ..............................     38,660
       3,300          Clarcor, Inc .................................    128,700
       1,771          Coachmen Industries, Inc .....................     20,738
         900        * Ducommun, Inc ................................     14,670
       2,016        * Dura Automotive Systems, Inc .................     19,192
       1,400        * Fairchild Corp (Class A) .....................      6,930
       6,300          Federal Signal Corp ..........................     93,870
       4,700        * Fleetwood Enterprises, Inc ...................     43,569
       4,100          GenCorp, Inc .................................     36,695
         700        * Greenbrier Cos, Inc ..........................      9,457
       1,741          Heico Corp ...................................     23,678
       2,864          Kaman Corp (Class A) .........................     37,117
          91        * Magna International, Inc (Class A) ...........      6,566
         800          Marine Products Corp .........................     11,776
       3,500        * Monaco Coach Corp ............................     57,925
       4,000          Oshkosh Truck Corp ...........................    158,440
         500        * Sequa Corp (Class A) .........................     21,405
         200        * Sports Resorts International, Inc ............      1,016
         853          Standard Motor Products, Inc .................      8,615
         414        * Strattec Security Corp .......................     19,731
       2,900          Superior Industries International, Inc .......    117,595
       4,200        * Teledyne Technologies, Inc ...................     61,110
       5,500        * Tenneco Automotive, Inc ......................     34,595
       2,400          Thor Industries, Inc .........................    129,648
       4,606          Trinity Industries, Inc ......................    119,065
       1,900        * Triumph Group, Inc ...........................     56,620
      17,400          Visteon Corp .................................    114,840
       3,400        * Wabash National Corp .........................     54,230
       4,100          Wabtec Corp ..................................     64,985
       1,684          Winnebago Industries, Inc ....................     75,073
                                                                    -----------
                      TOTAL TRANSPORTATION EQUIPMENT                  1,641,874
                                                                    -----------
 TRANSPORTATION SERVICES--0.32%
         684        * Ambassadors Group, Inc .......................     11,635
         800          Ambassadors International, Inc ...............      9,800
       4,200        * EGL, Inc .....................................     76,356
       5,600          GATX Corp ....................................    118,440
       1,700        * Navigant International, Inc ..................     23,817
       2,900        * Pacer International, Inc .....................     57,797
       3,900        * RailAmerica, Inc .............................     33,540
                                                                    -----------
                      TOTAL TRANSPORTATION SERVICES                     331,385
                                                                    -----------
 TRUCKING AND WAREHOUSING--0.69%
       2,900          Arkansas Best Corp ...........................     79,750
       1,000        * Covenant Transport, Inc (Class A) ............     18,400
       4,000          Heartland Express, Inc .......................     96,080
       2,000        * Landstar System, Inc .........................    122,040
       1,500        * Old Dominion Freight Line ....................     43,635
         800        * P.A.M. Transportation Services ...............     16,416
       1,500          Roadway Corp .................................     73,155
       1,800        * SCS Transportation, Inc ......................     27,180
         700        * U.S. Xpress Enterprises, Inc (Class A) .......      8,575
       3,600          USF Corp .....................................    113,292
       3,900        * Yellow Corp ..................................    116,532
                                                                    -----------
                      TOTAL TRUCKING AND WAREHOUSING                    715,055
                                                                    -----------
 WATER TRANSPORTATION--0.31%
       5,400          Alexander & Baldwin, Inc .....................    151,632
       1,800        * Gulfmark Offshore, Inc .......................     25,290
       2,400        * Kirby Corp ...................................     68,880
         900          Maritrans, Inc ...............................     13,500
       2,000          Overseas Shipholding Group, Inc ..............     51,700
       1,600        * Seabulk International, Inc ...................     11,664
                                                                    -----------
                      TOTAL WATER TRANSPORTATION                        322,666
                                                                    -----------
 WHOLESALE TRADE-DURABLE GOODS--1.69%
         700        * 1-800 Contacts, Inc ..........................     14,126
       2,000          Action Performance Cos, Inc ..................     48,880
       3,700          Agilysys, Inc ................................     32,449
       1,600        * Alliance Imaging, Inc ........................      5,504
       4,100        * Anixter International, Inc ...................     93,357
       2,200          Applied Industrial Technologies, Inc .........     43,714
       2,200        * Audiovox Corp (Class A) ......................     27,786
       3,400        * Aviall, Inc ..................................     42,092
       1,600          Barnes Group, Inc ............................     41,536
       2,500        * Boyds Collection Ltd .........................     11,275
       3,300          Commercial Metals Co .........................     60,621
       3,100        * Compucom Systems, Inc ........................     13,020
       1,600        * Department 56, Inc ...........................     20,320
       2,000        * Global Imaging Systems, Inc ..................     49,200
       3,100          Handleman Co .................................     52,328
       3,100          Hughes Supply, Inc ...........................    100,595
       2,000        * Imagistics International, Inc ................     57,960
       6,100        * Insight Enterprises, Inc .....................     92,842

                       SEE NOTES TO FINANCIAL STATEMENTS

172  TIAA-CREF Institutional Mutual Funds  2003 ANNUAL REPORT

      Statement of Investments - INSTITUTIONAL SMALL-CAP BLEND INDEX FUND -
                               September 30, 2003
--------------------------------------------------------------------------------

    SHARES                                                             VALUE
    ------                                                            -------
 WHOLESALE TRADE-DURABLE GOODS--(CONTINUED)
       1,226        * Insurance Auto Auctions, Inc ................$     13,793
       1,500        * Keystone Automotive Industries, Inc .........      32,550
       3,200        * Knight Transportation, Inc ..................      80,224
         600          Lawson Products, Inc ........................      16,110
         100          Noland Co ...................................       3,415
       4,100          Owens & Minor, Inc ..........................      98,810
       6,400          Pep Boys-Manny Moe & Jack ...................      97,920
       1,300          Pomeroy IT Solutions, Inc ...................      16,510
       9,000        * PSS World Medical, Inc ......................      79,830
       3,200          Reliance Steel & Aluminum Co ................      71,008
      15,831        * Safeguard Scientifics, Inc ..................      53,825
       1,400        * Scansource, Inc .............................      51,156
       3,900        * SCP Pool Corp ...............................     108,498
       2,200        * TBC Corp ....................................      55,110
       2,500          Watsco, Inc .................................      47,775
       2,100        * WESCO International, Inc ....................      10,983
       5,395        * Zoran Corp ..................................     105,203
                                                                   ------------
                      TOTAL WHOLESALE TRADE-DURABLE GOODS             1,750,325
                                                                   ------------
 WHOLESALE TRADE-NONDURABLE GOODS--1.44%
       5,400          Acuity Brands, Inc ..........................      97,524
       1,928          Advanced Marketing Services, Inc ............      19,704
       3,200        * Allscripts Healthcare Solutions, Inc ........      13,056
         900        * Central European Distribution Corp ..........      24,615
       4,500        * Chiquita Brands International, Inc ..........      79,650
       1,700          D&K Healthcare Resources, Inc ...............      23,902
          83       b* Daisytek International Corp .................           5
       5,584          DIMON, Inc ..................................      38,530
           3        b Fleming Cos, Inc ............................           0
       2,100          Getty Realty Corp ...........................      51,450
         500        * Green Mountain Coffee, Inc ..................       9,905
       2,900        * Hain Celestial Group, Inc ...................      52,577
         800          Kenneth Cole Productions, Inc (Class A) .....      20,888
         400        * Maui Land & Pineapple Co ....................      10,344
       4,600        * Men's Wearhouse, Inc ........................     117,990
       1,500          Nash Finch Co ...............................      23,250
       4,200          Nu Skin Enterprises, Inc (Class A) ..........      53,550
       8,100          Perrigo Co ..................................     103,113
         600        * Perry Ellis International, Inc ..............      17,130
       2,600        * Plains Resources, Inc .......................      32,370
       4,600        * Priority Healthcare Corp (Class B) ..........      94,544
       3,500          Russell Corp ................................      57,050
       2,200        * School Specialty, Inc .......................      62,062
       1,556        * Smart & Final, Inc ..........................       9,725
       1,400          Standard Commercial Corp ....................      25,760
       4,800          Stride Rite Corp ............................      51,840
       3,800        * Tractor Supply Co ...........................     124,678
       2,500        * United Natural Foods, Inc ...................      82,975
       4,000        * United Stationers, Inc ......................     150,720
       3,600          Valhi, Inc ..................................      40,536
                                                                   ------------
                      TOTAL WHOLESALE TRADE-NONDURABLE GOODS          1,489,443
                                                                   ------------
                      TOTAL COMMON STOCK
                       (COST $83,935,226)                           103,008,614
                                                                   ------------
                      TOTAL PORTFOLIO--99.47%
                       (COST $83,935,226)                           103,008,614

                      OTHER ASSETS & LIABILITIES, NET--0.53%            550,274
                                                                   ------------
                      NET ASSETS--100.00%                          $103,558,888
                                                                   ============
----------
*   Non-income producing
b   In bankruptcy

    At September 30, 2003, the aggregate cost of portfolio investments for federal income tax purposes was $84,260,749. Net unrealized appreciation of portfolio investments aggregated $18,747,865 of which $21,315,553 related to appreciated portfolio investments and $2,567,688 related to depreciated portfolio investments.




                        SEE NOTES TO FINANCIAL STATEMENTS

                   2003 ANNUAL REPORT  TIAA-CREF Institutional Mutual Funds  173

   Statement of Investments - INSTITUTIONAL INTERNATIONAL EQUITY INDEX FUND -
                               September 30, 2003
--------------------------------------------------------------------------------

                              Summary by Industry

                                                             VALUE          %
--------------------------------------------------------------------------------
PREFERRED STOCK
Instruments and Related Products ....................... $     8,718       0.01%
Motion Pictures ........................................       8,451       0.01
Transportation Equipment ...............................      29,883       0.05
                                                         -----------     ------
TOTAL PREFERRED STOCK (COST $45,416) ...................      47,052       0.07
                                                         -----------     ------
COMMON STOCK
Agricultural Services ..................................      59,423       0.09
Amusement and Recreation Services ......................     102,902       0.16
Apparel and Accessory Stores ...........................     156,767       0.24
Apparel and Other Textile Products .....................      83,681       0.13
Auto Repair, Services and Parking ......................       8,174       0.01
Automotive Dealers and Service Stations ................       4,055       0.01
Building Materials and Garden Supplies .................      75,643       0.12
Business Services ......................................   1,427,758       2.21
Chemicals and Allied Products ..........................   7,528,406      11.64
Communications .........................................   5,271,591       8.15
Depository Institutions ................................  10,709,344      16.56
Eating and Drinking Places .............................     313,946       0.49
Educational Services ...................................      13,373       0.02
Electric, Gas, and Sanitary Services ...................   3,287,366       5.08
Electronic and Other Electric Equipment ................   4,070,974       6.29
Engineering and Management Services ....................      38,075       0.06
Fabricated Metal Products ..............................     267,813       0.41
Food and Kindred Products ..............................   2,826,966       4.37
Food Stores ............................................   1,261,701       1.95
Furniture and Fixtures .................................      19,029       0.03
Furniture and Homefurnishings Stores ...................     200,958       0.31
General Building Contractors ...........................     397,250       0.61
General Merchandise Stores .............................     517,292       0.80
Health Services ........................................      11,372       0.02
Heavy Construction, Except Building ....................     208,999       0.32
Holding and Other Investment Offices ...................   1,814,715       2.80
Hotels and Other Lodging Places ........................     199,198       0.31
Industrial Machinery and Equipment .....................     775,594       1.20
Instruments and Related Products .......................   1,349,627       2.09
Insurance Agents, Brokers and Service ..................       8,085       0.01
Insurance Carriers .....................................   2,877,521       4.45
Leather and Leather Products ...........................      14,915       0.02
Local and Interurban Passenger Transit .................     371,494       0.57
Lumber and Wood Products ...............................      62,871       0.10
Metal Mining ...........................................     505,928       0.78
Miscellaneous Manufacturing Industries .................     134,457       0.21
Miscellaneous Retail ...................................     204,315       0.32
Motion Pictures ........................................      41,938       0.06
Nondepository Institutions .............................     809,288       1.25
Nonmetallic Minerals, Except Fuels .....................      12,621       0.02
Oil and Gas Extraction .................................   1,804,117       2.79
Paper and Allied Products ..............................     453,252       0.70
Personal Services ......................................      11,905       0.02
Petroleum and Coal Products ............................   3,642,541       5.63
Primary Metal Industries ...............................     555,569       0.86
Printing and Publishing ................................   1,076,359       1.66
Railroad Transportation ................................     212,971       0.33
Real Estate ............................................     835,044       1.29
Rubber and Miscellaneous Plastics Products .............     234,598       0.36
Security and Commodity Brokers .........................   1,012,935       1.57
Special Trade Contractors ..............................       4,511       0.01
Stone, Clay, and Glass Products ........................     841,109       1.30
Textile Mill Products ..................................      35,939       0.06
Tobacco Products .......................................     128,643       0.20
Transportation By Air ..................................     367,077       0.57
Transportation Equipment ...............................   3,309,346       5.12
Transportation Services ................................      31,664       0.05
Trucking and Warehousing ...............................     133,202       0.21
Water Transportation ...................................     330,841       0.51
Wholesale Trade-Durable Goods ..........................     207,695       0.32
Wholesale Trade-Nondurable Goods .......................     922,760       1.43
                                                         -----------     ------
TOTAL COMMON STOCK (COST $56,979,235) ..................  64,197,503      99.26
                                                         -----------     ------

TOTAL PORTFOLIO (COST $57,024,651) .....................  64,244,555      99.33
OTHER ASSETS & LIABILITIES, NET ........................     433,616       0.67
                                                         -----------     ------
NET ASSETS ............................................. $64,678,171     100.00%
                                                         ===========     ======

                               Summary by Country
                                                             VALUE          %
--------------------------------------------------------------------------------
DOMESTIC:
United States .......................................... $ 1,013,126       1.58
                                                         -----------     ------
TOTAL DOMESTIC .........................................   1,013,126       1.58
                                                         -----------     ------
FOREIGN:
Australia ..............................................   3,179,070       4.95
Austria ................................................      84,359       0.13
Belgium ................................................     656,363       1.02
Denmark ................................................     509,035       0.79
Finland ................................................   1,111,557       1.73
France .................................................   5,815,930       9.05
Germany ................................................   3,940,116       6.13
Greece .................................................     221,601       0.35
Hong Kong ..............................................   1,125,573       1.75
Ireland ................................................     484,558       0.75
Italy ..................................................   2,294,539       3.57
Japan ..................................................  14,583,188      22.70
Netherlands ............................................   3,309,612       5.15
New Zealand ............................................     137,404       0.21
Norway .................................................     275,395       0.43
Portugal ...............................................     208,282       0.33
Singapore ..............................................     538,287       0.84
Spain ..................................................   2,182,795       3.40
Sweden .................................................   1,398,850       2.18
Switzerland ............................................   4,787,648       7.45
United Kingdom .........................................  16,387,267      25.51
                                                         -----------     ------
TOTAL FOREIGN ..........................................  63,231,429      98.42
                                                         -----------     ------
TOTAL PORTFOLIO ........................................ $64,244,555     100.00%
                                                         ===========     ======


    SHARES                                                             VALUE
    ------                                                            -------
PREFERRED STOCK--0.07%
 INSTRUMENTS AND RELATED PRODUCTS--0.01%
         197          Fresenius Medical Care AG ................... $     8,718
                                                                    -----------
                      TOTAL INSTRUMENTS AND RELATED PRODUCTS              8,718
                                                                    -----------
 MOTION PICTURES--0.01%
         739          ProSieben SAT.1 Media AG ....................       8,451
                                                                    -----------
                      TOTAL MOTION PICTURES                               8,451
                                                                    -----------
 TRANSPORTATION EQUIPMENT--0.05%
          71          Porsche AG. .................................      29,883
                                                                    -----------
                      TOTAL TRANSPORTATION EQUIPMENT                     29,883
                                                                    -----------
                      TOTAL PREFERRED STOCK
                       (COST $45,416)                                    47,052
                                                                    -----------
COMMON STOCK--99.26%
 AGRICULTURAL SERVICES--0.09%
       1,096          Syngenta AG. ................................      59,423
                                                                    -----------
                      TOTAL AGRICULTURAL SERVICES                        59,423
                                                                    -----------
 AMUSEMENT AND RECREATION SERVICES--0.16%
       7,757          EMI Group plc ...............................      19,041
         500          Oriental Land Co Ltd ........................      26,765
       4,349          TAB Ltd .....................................       9,773

                       SEE NOTES TO FINANCIAL STATEMENTS

174  TIAA-CREF Institutional Mutual Funds  2003 ANNUAL REPORT

   Statement of Investments - INSTITUTIONAL INTERNATIONAL EQUITY INDEX FUND -
                               September 30, 2003
--------------------------------------------------------------------------------

    SHARES                                                             VALUE
    ------                                                            -------
 AMUSEMENT AND RECREATION SERVICES--(CONTINUED)
       3,760          TABCORP Holdings Ltd .........................$    29,420
       3,476          William Hill plc .............................     17,903
                                                                    -----------
                      TOTAL AMUSEMENT AND RECREATION SERVICES           102,902
                                                                    -----------
 APPAREL AND ACCESSORY STORES--0.24%
         147          Douglas Holding AG. ..........................      4,177
         600          Fast Retailing Co Ltd ........................     28,250
       4,861          Hennes & Mauritz AB (B Shs) ..................    110,286
         200          Shimamura Co Ltd .............................     14,054
                                                                    -----------
                      TOTAL APPAREL AND ACCESSORY STORES                156,767
                                                                    -----------
 APPAREL AND OTHER TEXTILE PRODUCTS--0.13%
       1,639          Ansell Ltd ...................................      7,455
         500          Aoyama Trading Co Ltd ........................      9,399
         463          Benetton Group S.p.A. ........................      4,874
       4,000          Esprit Holdings Ltd ..........................     12,165
       2,000          Gunze Ltd ....................................      8,575
       3,000          Kuraray Co Ltd ...............................     22,208
       1,000          Onward Kashiyama Co Ltd ......................     10,428
       3,000          Wing Tai Holdings Ltd ........................      1,232
         300          World Co Ltd .................................      7,345
                                                                    -----------
                      TOTAL APPAREL AND OTHER TEXTILE PRODUCTS           83,681
                                                                    -----------
AUTO REPAIR, SERVICES AND PARKING--0.01%
      18,000          ComfortDelgro Corp Ltd .......................      8,174
                                                                    -----------
                      TOTAL AUTO REPAIR, SERVICES AND PARKING             8,174
                                                                    -----------
 AUTOMOTIVE DEALERS AND SERVICE STATIONS--0.01%
         200          Autobacs Seven Co Ltd ........................      4,055
                                                                    -----------
                      TOTAL AUTOMOTIVE DEALERS AND SERVICE STATIONS       4,055
                                                                    -----------
 BUILDING MATERIALS AND GARDEN SUPPLIES--0.12%
       4,000          Cheung Kong Infrastructure Holdings Ltd ......      8,265
       5,775          Wolseley plc .................................     67,378
                                                                    -----------
                      TOTAL BUILDING MATERIALS AND GARDEN SUPPLIES       75,643
                                                                    -----------
 BUSINESS SERVICES--2.21%
         252          Acciona S.A. .................................     13,030
       1,333          Adecco S.A. (Regd) ...........................     65,863
       9,703          Aegis Group plc ..............................     14,226
         200          Aeon Credit Service Co Ltd ...................      8,611
         300          Asatsu-DK, Inc ...............................      6,969
         151        * Atos Origin ..................................      8,703
         473        * Business Objects .............................     11,986
         600          CSK Corp .....................................     20,463
         983        * Cap Gemini S.A. ..............................     40,753
         300          Capcom Co Ltd ................................      3,711
       6,230          Capita Group plc .............................     25,462
       4,355          Computershare Ltd ............................      7,811
         430          Dassault Systemes S.A. .......................     15,073
       2,000        * Datacraft Asia Ltd ...........................      2,460
       4,000          Deutsche Post AG. (Regd) .....................     68,336
         100          Fujitsu Support & Service, Inc ...............      1,813
           8        * Getronics NV .................................         10
       1,449          Haw Par Corp Ltd .............................      3,588
      15,202          Hays plc .....................................     27,214
         200          Hitachi Software Engineering Co Ltd ..........      5,997
         448          ISS a/s ......................................     20,306
       1,293          Indra Sistemas S.A. ..........................     15,103
         704          Intracom S.A. ................................      4,853
         300          Itochu Techno-Science Corp ...................      9,157
       3,000          Keppel Land Ltd ..............................      2,777
         900          Konami Corp ..................................     28,761
       6,384          LogicaCMG plc ................................     25,349
         300          Meitec Corp ..................................     11,010
       5,350          Misys plc ....................................     25,110
           2          NET One Systems Co Ltd .......................     12,460
          14          NTT Data Corp ................................     58,775
         300          Namco Ltd ....................................      7,063
         300          Oracle Corp Japan ............................     15,710
         429          Public Power Corp ............................      8,353
         971          Publicis Groupe S.A. .........................     26,664
      18,841          Rentokil Initial plc .........................     66,752
      13,540          Reuters Group plc ............................     47,746
       2,096          SAP AG. ......................................    256,001
       4,765          Securicor plc ................................      6,610
          41          SGS Societe Generale Surveillance Holdings S.A.    21,360
      11,211          Sage Group plc ...............................     30,593
       2,000          Secom Co Ltd .................................     75,191
       2,843          Securitas AB (B Shs) .........................     34,548
       3,788          Serco Group plc ..............................     10,699
         300          TIS, Inc .....................................      8,728
         762          Tietoenator Corp .............................     15,396
       1,450        * Tiscali S.p.A. ...............................      8,814
      10,000          Tokyu Corp ...................................     41,176
         100          Trans Cosmos, Inc ............................      2,569
       1,000        * Trend Micro, Inc .............................     20,409
       2,247        * WM-Data AB (B Shs) ...........................      3,747
      11,584          WPP Group plc ................................     97,672
       3,841        * Wanadoo ......................................     24,915
      12,000          Wharf Holdings Ltd ...........................     31,302
                                                                    -----------
                      TOTAL BUSINESS SERVICES                         1,427,758
                                                                    -----------
 CHEMICALS AND ALLIED PRODUCTS--11.64%
       2,820          Akzo Nobel NV ................................     87,913
         527          Henkel KGaA ..................................     36,056
       7,008          Amersham plc .................................     60,311
      13,000          Asahi Kasei Corp .............................     48,991
      17,686          AstraZeneca plc (United Kingdom) .............    746,929
       6,931          Aventis S.A. .................................    359,585
       5,699          BASF AG. .....................................    250,206
       4,973          BOC Group plc ................................     68,245
       6,789          Bayer AG. ....................................    146,659
         262          Beiersdorf AG. ...............................     33,483
       8,758          Boots Group plc ..............................     93,924
       1,495          CSL Ltd ......................................     16,241
       2,560        * Celltech Group plc ...........................     14,673
       2,800          Chugai Pharmaceutical Co Ltd .................     34,914
         419          DSM NV .......................................     19,889
       2,000          Daicel Chemical Industries Ltd ...............      8,146
       2,000          Daiichi Pharmaceutical Co Ltd ................     32,404
       5,000          Dainippon Ink & Chemicals, Inc ...............      9,891
       4,000          Denki Kagaku Kogyo KK ........................     12,031
       2,500          Eisai Co Ltd .................................     58,408
       3,601        * Elan Corp plc ................................     18,452
          72          Givaudan S.A. (Regd) .........................     30,477
      61,973          GlaxoSmithKline plc ..........................  1,285,995
       1,000          Hitachi Chemical Co Ltd ......................     13,606
      11,923          Imperial Chemical Industries plc .............     32,833
       2,000          Ishihara Sangyo Kaisha Ltd ...................      3,867
       1,000          JSR Corp .....................................     16,095
       2,000          Kaneka Corp ..................................     14,555
       6,000          Kao Corp .....................................    126,751
       3,000          Kyowa Hakko Kogyo Co Ltd .....................     17,563
       1,031          L'Air Liquide S.A. ...........................    145,639
       3,454          L'Oreal S.A. .................................    235,911
         393          Lonza Group AG. (Regd) .......................     18,421
         445          Merck KGaA ...................................     14,344
      16,000          Mitsubishi Chemical Corp .....................     34,803
       3,000          Mitsubishi Gas Chemical Co, Inc ..............      8,405
       6,000          Mitsui Chemicals, Inc ........................     34,642
       1,000          Nippon Kayaku Co Ltd .........................      4,852

                       SEE NOTES TO FINANCIAL STATEMENTS

                    2003 ANNUAL REPORT TIAA-CREF Institutional Mutual Funds  175

   Statement of Investments - INSTITUTIONAL INTERNATIONAL EQUITY INDEX FUND -
                               September 30, 2003
--------------------------------------------------------------------------------

    SHARES                                                             VALUE
    ------                                                            -------
 CHEMICALS AND ALLIED PRODUCTS--(CONTINUED)
       2,000          Nippon Sanso Corp ............................$     7,448
       1,000          Nippon Shokubai Co Ltd .......................      6,150
       1,000          Nissan Chemical Industries Ltd ...............      7,474
      25,264          Novartis AG. (Regd) ..........................    977,579
       2,773          Novo Nordisk a/s (B Shs) .....................    102,201
         504          Novozymes a/s ................................     15,848
         164          Omega Pharma S.A. ............................      4,744
       2,409        * Orica Ltd ....................................     19,566
         306          Orion-Yhtymae OY (B Shrs) ....................      5,719
       1,267        * Qiagen NV ....................................     13,781
       6,154          Reckitt Benckiser plc ........................    123,713
       7,758          Roche Holding AG. (Genusscheine) .............    643,269
       2,246          SNIA S.p.A. ..................................      4,407
       3,000          Sankyo Co Ltd ................................     43,745
       3,773          Sanofi-Synthelabo S.A. .......................    229,359
       1,713          Schering AG. .................................     74,568
       2,058        * SciGen Ltd ...................................        131
       4,000          Sekisui Chemical Co Ltd ......................     18,046
          72          Serono S.A. (B Shs) ..........................     47,106
       3,900          Shin-Etsu Chemical Co Ltd ....................    146,623
       3,000          Shionogi & Co Ltd ............................     52,097
       3,000          Shiseido Co Ltd ..............................     34,212
      10,000          Showa Denko KK ...............................     18,887
         651          Solvay S.A. ..................................     46,435
       1,000          Sumitomo Bakelite Co Ltd .....................      5,013
      12,000          Sumitomo Chemical Co Ltd .....................     43,718
         400          Suzuken Co Ltd ...............................     11,565
       1,000          Taisho Pharmaceutical Co Ltd .................     15,728
       9,000          Takeda Chemical Industries Ltd ...............    327,888
       8,000          Teijin Ltd ...................................     21,913
      12,000          Toray Industries, Inc ........................     43,074
       4,000          Tosoh Corp ...................................     10,885
       7,000          UBE Industries Ltd ...........................     11,905
         898          UCB S.A. .....................................     26,510
       3,792          Wesfarmers Ltd ...............................     69,607
       3,400          Yamanouchi Pharmaceutical Co Ltd .............     93,739
       1,174          Zeltia S.A. ..................................      7,643
                                                                    -----------
                      TOTAL CHEMICALS AND ALLIED PRODUCTS             7,528,406
                                                                    -----------
 COMMUNICATIONS--8.15%
      12,334        * British Sky Broadcasting Group plc ...........    125,922
      87,711          BT Group plc .................................    262,302
      20,987        * Cable & Wireless plc .........................     39,662
       6,462          Carlton Communications plc ...................     17,339
      21,492        * Deutsche Telekom AG. (Regd) ..................    311,355
       1,421        * Elisa Oyj ....................................     13,553
     149,854        * Ericsson (LM) (B Shs) ........................    218,909
       8,369        * France Telecom S.A. ..........................    192,486
           2          Fuji Television Network, Inc .................      9,757
       3,000          Fujikura Ltd .................................     13,105
       2,016        * GN Store Nord ................................     11,193
       3,074          Hellenic Telecommunications Organization S.A.      33,579
       1,200          i-CABLE Communications Ltd ...................        280
      17,856        * KPN NV .......................................    133,707
       6,028          Mediaset S.p.A. ..............................     55,176
         609        * Modern Times Group AB (B Shs) ................      9,802
          59          Nippon Telegraph & Telephone Corp ............    267,234
         193          NTT Docomo, Inc ..............................    471,638
       8,761          Portugal Telecom SGPS S.A. (Regd) ............     69,276
         515        * PT Multimedia Servicos de Telecomunicacoes
                        e Multimedia SGPS S.A. .....................      8,588
       1,815          Publishing & Broadcasting Ltd ................     13,587
      67,000          Singapore Telecommunications Ltd .............     64,343
         968        * Sky Network Television Ltd ...................      2,875
       1,170          Societe Television Francaise 1 (T.F.1) .......     34,649
         271          Swisscom AG. (Regd) ..........................     79,006
       1,090        * Tandberg ASA .................................      6,473
       1,326          TDC a/s ......................................     40,760
         963        * Tele2 AB (B Shs) .............................     42,079
      19,627          Telecom Corp of New Zealand Ltd ..............     60,152
     122,495        * Telecom Italia S.p.A. ........................    302,136
      49,180          Telefonica S.A. ..............................    580,744
       1,155        * Telekom Austria AG. ..........................     12,240
       4,228          Telenor ASA ..................................     18,815
       3,000          Television Broadcasts Ltd ....................     13,482
      16,881          TeliaSonera AB ...............................     73,325
      22,275          Telstra Corp Ltd .............................     71,464
      38,856          TIM S.p.A. ...................................    180,546
     620,000          Vodafone Group plc ...........................  1,236,082
       8,054          Vodafone Group plc (Spon ADR) ................    163,094
       1,526          Vodafone-Panafon S.A. ........................     10,876
                                                                    -----------
                      TOTAL COMMUNICATIONS                            5,271,591
                                                                    -----------
 DEPOSITORY INSTITUTIONS--16.56%
       3,000          77 Bank Ltd ..................................     16,220
      15,167          ABN Amro Holding NV ..........................    279,954
       9,368          Allied Irish Banks plc .......................    138,005
       1,412          Alpha Bank S.A. ..............................     29,236
       7,000        * Ashikaga Financial Group, Inc ................      8,647
      15,355          Australia & New Zealand Banking Group Ltd ....    186,555
       2,516          Banca Fideuram S.p.A. ........................     14,650
      37,421          Banca Intesa S.p.A. ..........................    113,304
       8,428          Banca Intesa S.p.A. (Rnc) ....................     19,532
       7,041          Banca Monte dei Paschi di Siena S.p.A. .......     19,351
      14,721        * Banca Nazionale del Lavoro S.p.A. ............     29,058
       3,342          Banca Popolare di Milano .....................     15,568
      31,081          Banco Bilbao Vizcaya Argentaria S.A. .........    320,691
       3,089          Banco BPI S.A. (Regd) ........................      8,885
      19,757          Banco Comercial Portugues S.A. (Regd) ........     41,184
         807          Banco Espirito Santo S.A. (Regd) .............     11,747
       3,802          Banco Popolare di Verona e Novara Scrl .......     53,486
       1,562          Banco Popular Espanol ........................     77,254
      43,933          Banco Santander Central Hispano S.A. .........    372,461
      13,200          Bank Of East Asia Ltd ........................     33,921
       5,000          Bank Of Fukuoka Ltd ..........................     21,483
       1,325          Bank Of Ireland (Dublin) .....................     15,831
       9,321          Bank Of Ireland (London) .....................    111,804
      10,000          Bank Of Yokohama Ltd .........................     38,133
      67,045          Barclays plc .................................    514,337
       3,268        * Bayerische Hypo-und Vereinsbank AG. ..........     56,211
       8,232          BNP Paribas ..................................    403,595
      27,000          BOC Hong Kong Holdings Ltd ...................     39,051
      11,277        * Capitalia S.p.A. .............................     27,053
       6,000          Chiba Bank Ltd ...............................     23,363
         648          Commercial Bank Of Greece ....................     12,361
       4,461          Commerzbank AG. ..............................     65,042
      12,800          Commonwealth Bank of Australia ...............    239,984
       1,000        * COMSYS Holdings Corp .........................      6,096
       3,419          Credit Agricole S.A. .........................     66,612
      12,241          Credit Suisse Group ..........................    391,627
       5,619          Danske Bank a/s ..............................    107,071
      11,000          DBS Group Holdings Ltd .......................     82,092
       5,729          Deutsche Bank AG. (Regd) .....................    348,597
       6,578          Dexia ........................................     95,908
       3,968          DnB Holding ASA ..............................     19,008
       1,432          EFG Eurobank Ergasias S.A. ...................     22,813
         239          Erste Bank Der Oesterreichischen Sparkassen AG     24,173
      10,654          Fortis .......................................    181,268
         580          Gjensidige Nor ASA ...........................     20,139
       3,000          Gunma Bank Ltd ...............................     13,696
       8,000          Hang Seng Bank Ltd ...........................     98,143

                       SEE NOTES TO FINANCIAL STATEMENTS

176  TIAA-CREF Institutional Mutual Funds  2003 ANNUAL REPORT

   Statement of Investments - INSTITUTIONAL INTERNATIONAL EQUITY INDEX FUND -
                               September 30, 2003
--------------------------------------------------------------------------------

    SHARES                                                             VALUE
    ------                                                            -------
DEPOSITORY INSTITUTIONS--(CONTINUED)
       8,000          Hokugin Financial Group, Inc .................$    13,105
     110,566          HSBC Holdings plc (United Kingdom) ...........  1,457,615
       7,000          Joyo Bank Ltd ................................     22,307
         874          KBC Bancassurance Holding NV .................     33,283
      56,485          Lloyds TSB Group plc .........................    388,280
       2,052          Macquarie Bank Ltd ...........................     47,917
          44          Mitsubishi Tokyo Financial Group, Inc ........    277,671
       4,000          Mitsui Trust Holdings, Inc ...................     21,949
          62          Mizuho Financial Group, Inc ..................    138,746
      15,789          National Australia Bank Ltd ..................    329,153
       1,884          National Bank of Greece S.A. .................     38,220
      24,540          Nordea AB (Sweden) ...........................    139,904
      10,000          Oversea-Chinese Banking Corp Ltd .............     64,794
       1,090          Piraeus Bank S.A. ............................      9,850
      49,000          Resona Holdings, Inc .........................     68,863
      28,909          Royal Bank Of Scotland Group plc .............    734,850
      10,422          Sanpaolo IMI S.p.A. ..........................    103,892
       6,000          Shizuoka Bank Ltd ............................     43,342
       4,825          Skandinaviska Enskilda Banken (A Shs) ........     52,707
       3,315          Societe Generale .............................    220,820
          36          Sumitomo Mitsui Financial Group Inc ..........    145,012
      10,000          Sumitomo Trust & Banking Co Ltd ..............     48,695
       5,336          Suncorp-Metway Ltd ...........................     43,087
       2,000          Suruga Bank Ltd ..............................     12,908
       6,065          Svenska Handelsbanken AB (A Shs) .............    103,104
      12,273          UBS AG. (Regd) ...............................    688,649
          39          UFJ Holdings, Inc ............................    153,256
      38,693          UniCredito Italiano S.p.A. ...................    182,943
      12,000          United Overseas Bank Ltd .....................     93,026
      17,893          Westpac Banking Corp .........................    196,196
                                                                    -----------
                      TOTAL DEPOSITORY INSTITUTIONS                  10,709,344
                                                                    -----------
 EATING AND DRINKING PLACES--0.49%
       1,020        * Autogrill S.p.A. .............................     12,651
      22,334          Compass Group plc ............................    128,757
       1,747          Enterprise Inns plc ..........................     27,066
      26,615          Granada plc ..................................     41,344
       7,339        * Mitchells & Butlers plc ......................     27,983
         200          Saizeriya Co Ltd .............................      2,091
         700          Skylark Co Ltd ...............................     11,373
         863          Sodexho Alliance S.A. ........................     23,497
          36          Valora Holding AG. ...........................      7,906
       2,703          Whitbread plc ................................     31,278
                                                                    -----------
                      TOTAL EATING AND DRINKING PLACES                  313,946
                                                                    -----------
 EDUCATIONAL SERVICES--0.02%
         600          Benesse Corp .................................     13,373
                                                                    -----------
                      TOTAL EDUCATIONAL SERVICES                         13,373
                                                                    -----------
 ELECTRIC, GAS, AND SANITARY SERVICES--5.08%
         564          Aguas de Barcelona S.A. ......................      7,461
       4,536          Australian Gas Light Co Ltd ..................     32,605
      35,290          BG Group plc .................................    148,336
      19,500          CLP Holdings Ltd .............................     85,617
      42,248          Centrica plc .................................    127,396
       6,800          Chubu Electric Power Co, Inc .................    132,695
       2,898          Contact Energy Ltd ...........................      8,606
       6,024          E.ON AG. .....................................    293,939
         308          Electrabel S.A. ..............................     84,721
      17,509          Electricidade de Portugal S.A. ...............     40,169
       9,212          Endesa S.A. ..................................    142,358
      21,739          Enel S.p.A. ..................................    135,188
          27        * Exmar NV .....................................      1,037
       2,092          Gas Natural SDG S.A. .........................     40,174
      38,000          Hong Kong & China Gas Co Ltd .................     51,034
      14,500          Hong Kong Electric Holdings Ltd ..............     55,893
       7,847          Iberdrola S.A. ...............................    132,047
      10,620        * International Power plc ......................     23,511
       7,300          Kansai Electric Power Co, Inc ................    124,678
       3,615          Kelda Group plc ..............................     25,420
       1,000          Kurita Water Industries Ltd ..................     11,986
       4,000          Kyushu Electric Power Co, Inc ................     65,703
       2,348          NGC Holdings Ltd .............................      2,203
      31,359          National Grid Transco plc ....................    200,845
          43          Oest Elektrizitatswirts (A Shs) ..............      4,018
      22,000          Osaka Gas Co Ltd .............................     60,064
       4,085          RWE AG. ......................................    108,654
       8,595          Scottish & Southern Energy plc ...............     86,821
      18,549          Scottish Power plc ...........................    108,246
       3,182          Severn Trent plc .............................     35,499
       9,014          Snam Rete Gas S.p.A. .........................     34,746
       8,468          Suez S.A.(France) ............................    134,411
       4,600          Tohoku Electric Power Co, Inc ................     72,223
      12,500          Tokyo Electric Power Co, Inc .................    267,422
      27,000          Tokyo Gas Co Ltd .............................     89,666
       1,666          Tomra Systems ASA ............................      8,547
       2,061          Union Fenosa S.A. ............................     34,082
       3,087        * United Utilities plc (A Shs) .................     13,745
       5,558          United Utilities plc .........................     42,384
       9,442        * Vivendi Universal S.A. .......................    167,134
          12          West Japan Railway Co ........................     46,082
                                                                    -----------
                      TOTAL ELECTRIC, GAS, AND SANITARY SERVICES      3,287,366
                                                                    -----------
 ELECTRONIC AND OTHER ELECTRIC EQUIPMENT--6.29%
       8,280        * ABB Ltd ......................................     45,770
       9,421        * ARM Holdings plc .............................     15,339
       1,500          ASM Pacific Technology Ltd ...................      5,075
       4,692        * ASML Holding NV ..............................     61,471
         700          Advantest Corp ...............................     46,431
         392          Aixtron AG. ..................................      2,041
      12,357        * Alcatel S.A. .................................    146,350
       1,000          Alps Electric Co Ltd .........................     16,220
       2,510        * Alstom .......................................      7,337
         105          Bang & Olufsen a/s ...........................      3,590
          65          Barco NV .....................................      4,360
      10,000        * Chartered Semiconductor Manufacturing Ltd ....      8,620
       4,016          Electrocomponents plc ........................     21,451
       3,055          Electrolux AB Series B .......................     66,547
         466        * Epcos AG. ....................................      7,809
         600          Fisher & Paykel Appliances Holdings Ltd ......      5,150
         600          Fisher & Paykel Healthcare Corp ..............      4,544
         300          Fuji Machine Manufacturing Co Ltd ............      3,410
      17,000          Fujitsu Ltd ..................................     88,869
       6,000          Furukawa Electric Co Ltd .....................     21,268
         300          Hirose Electric Co Ltd .......................     30,748
       4,447        * Infineon Technologies AG. ....................     58,106
      14,000          Johnson Electric Holdings Ltd ................     21,514
       5,321          Kesa Electricals plc .........................     19,692
       7,484          Kidde plc ....................................     12,745
      13,478          Koninklijke Philips Electronics NV ...........    305,440
         270        * Kudelski S.A. (Br) ...........................      7,207
       1,700          Kyocera Corp .................................    100,434
         300          Mabuchi Motor Co Ltd .........................     24,357
      23,000          Matsushita Electric Industrial Co Ltd ........    276,910
       4,000          Matsushita Electric Works Ltd ................     27,749
      18,000          Mitsubishi Electric Corp .....................     75,245
         225        * Mobistar S.A. ................................     11,317
       2,500          Murata Manufacturing Co Ltd ..................    130,466
      15,000        * NEC Corp .....................................    112,787
       1,000          NGK Spark Plug Co Ltd ........................      8,683
       1,400          Nitto Denko Corp .............................     60,529
      49,201          Nokia Oyj ....................................    757,466

                        SEE NOTES TO FINANCIAL STATEMENTS

                   2003 ANNUAL REPORT  TIAA-CREF Institutional Mutual Funds  177

   Statement of Investments - INSTITUTIONAL INTERNATIONAL EQUITY INDEX FUND -
                               September 30, 2003
--------------------------------------------------------------------------------

    SHARES                                                             VALUE
    ------                                                            -------
 ELECTRONIC AND OTHER ELECTRIC EQUIPMENT--(CONTINUED)
       5,000        * Oki Electric Industry Co Ltd .................$    17,187
       1,600          Pioneer Corp .................................     39,601
       1,100          Rohm Co Ltd ..................................    138,146
       5,974          STMicroelectronics NV ........................    144,358
      16,000          Sanyo Electric Co Ltd ........................     66,884
       2,086          Schneider Electric S.A. ......................    108,102
       9,000          Sharp Corp ...................................    131,719
       9,600          Sony Corp ....................................    335,139
       1,000          Stanley Electric Co Ltd ......................     17,903
       6,000          Sumitomo Electric Industries Ltd .............     49,949
       1,200          TDK Corp .....................................     71,217
       1,000          Taiyo Yuden Co Ltd ...........................     12,586
       1,717          Thomson ......................................     29,913
       1,600          Tokyo Electron Ltd ...........................    106,270
      30,000          Toshiba Corp .................................    126,214
          90          Unaxis Holding AG. (Regd) ....................     10,666
       2,000          Venture Corp Ltd .............................     23,141
       1,000          Yamaha Corp ..................................     18,932
                                                                    -----------
                      TOTAL ELECTRONIC AND OTHER ELECTRIC EQUIPMENT   4,070,974
                                                                    -----------
 ENGINEERING AND MANAGEMENT SERVICES--0.06%
          30          Bellsystem 24, Inc ...........................      6,096
       9,000          SembCorp Industries Ltd ......................      6,560
      12,000          Singapore Technologies Engineering Ltd .......     12,982
       1,021          Vedior NV ....................................     12,437
                                                                    -----------
                      TOTAL ENGINEERING AND MANAGEMENT SERVICES          38,075
                                                                    -----------
 FABRICATED METAL PRODUCTS--0.41%
       8,378          Amcor Ltd ....................................     49,335
       3,002          Assa Abloy AB (B Shs) ........................     26,390
          52          Boehler-Uddeholm AG. .........................      2,786
       2,704          European Aeronautic Defense & Space Co .......     41,692
       6,725          GKN plc ......................................     26,843
       1,000          Hitachi Cable Ltd ............................      3,715
       3,373          Novar plc ....................................      7,761
         500          SMC Corp .....................................     52,723
       4,000          Techtronic Industries Co .....................      9,788
       2,000          Tostem Inax Holding Corp .....................     35,662
       1,000          Toyo Seikan Kaisha Ltd .......................     11,118
                                                                    -----------
                      TOTAL FABRICATED METAL PRODUCTS                   267,813
                                                                    -----------
 FOOD AND KINDRED PRODUCTS--4.37%
       6,000          Ajinomoto Co, Inc ............................     61,711
         100          Ariake Japan Co Ltd ..........................      3,151
       4,000          Asahi Breweries Ltd ..........................     29,504
      20,569          Cadbury Schweppes plc ........................    126,441
         239          Carlsberg a/s (A Shs) ........................      8,996
       3,846          Coca-Cola Amatil Ltd .........................     14,890
         860          Coca-Cola Hellenic Bottling Co S.A. ..........     16,585
         400          Coca-Cola West Japan Co Ltd ..................      7,161
         859          DCC plc ......................................     10,404
         596          Danisco a/s ..................................     22,433
      32,545          Diageo plc ...................................    351,186
      20,897          Foster's Group Ltd ...........................     63,224
       1,800          Fraser & Neave Ltd ...........................     10,726
       1,643          Greencore Group plc ..........................      5,415
       1,276          Groupe Danone ................................    194,661
       2,008          Heineken NV ..................................     72,935
          94          Hermes International .........................     14,537
         300          Ito En Ltd ...................................     12,272
       1,541          Interbrew S.A. ...............................     38,368
         400          Katokichi Co Ltd .............................      6,653
       1,328          Kerry Group (Class A) ........................     22,425
       1,000          Kikkoman Corp ................................      6,499
       7,000          Kirin Brewery Co Ltd .........................     53,574
       2,252          LVMH Moet Hennessy Louis Vuitton S.A. ........    139,914
       3,010          Lion Nathan Ltd ..............................     10,900
       2,000          Meiji Dairies Corp ...........................      7,215
       3,000          Meiji Seika Kaisha Ltd .......................     11,332
       4,055          Nestle S.A. (Regd) ...........................    934,990
       2,000          Nichirei Corp ................................      6,910
       1,000          Nippon Meat Packers, Inc .....................     11,118
       1,000          Nisshin Seifun Group, Inc ....................      7,913
         800          Nissin Food Products Co Ltd ..................     18,977
       1,518        * Numico NV ....................................     30,795
       2,111          Orkla ASA ....................................     41,437
       3,592          Parmalat Finanziaria S.p.A. ..................     11,273
         501          Pernod-Ricard ................................     47,434
         900          Q.P. Corp ....................................      7,323
       2,854          Sampo Oyj (A Shs) ............................     23,099
       2,000          Sapporo Holdings Ltd .........................      4,511
       7,664          Scottish & Newcastle plc .....................     44,852
       1,853          Singapore Food Industries Ltd ................        799
       1,000        * Snow Brand Milk Products Co Ltd ..............      3,222
       5,999        * Southcorp Ltd ................................     12,303
         536          Suedzucker AG. ...............................      8,720
       1,000          Takara Holdings, Inc .........................      6,552
       3,745          Tate & Lyle plc ..............................     20,221
      27,983          Unilever plc .................................    238,964
       1,000          Yakult Honsha Co Ltd .........................     15,199
       1,000          Yamazaki Baking Co Ltd .......................      7,242
                                                                    -----------
                      TOTAL FOOD AND KINDRED PRODUCTS                 2,826,966
                                                                    -----------
 FOOD STORES--1.95%
         244          Axfood AB ....................................      4,195
       5,891          Carrefour S.A. ...............................    296,368
         275          Casino Guichard-Perrachon S.A. ...............     24,387
      11,472          Coles Myer Ltd ...............................     59,013
         172          Colruyt S.A. .................................     14,842
         711          Delhaize Group ...............................     28,980
         500          FamilyMart Co Ltd ............................     10,854
       3,000          Ito-Yokado Co Ltd ............................     99,897
         269        * Jeronimo Martins SGPS S.A. ...................      2,118
         600          Lawson, Inc ..................................     20,087
       6,593        * Royal Ahold NV ...............................     62,882
       9,773          Safeway plc ..................................     45,057
      14,538          Sainsbury (J) plc ............................     65,516
       4,000          Seven-Eleven Japan Co Ltd ....................    127,825
      75,803          Tesco plc ....................................    303,513
       1,000          UNY Co Ltd ...................................     10,795
      10,762          Woolworths Ltd ...............................     85,372
                                                                    -----------
                      TOTAL FOOD STORES                               1,261,701
                                                                    -----------
 FURNITURE AND FIXTURES--0.03%
       6,191          MFI Furniture Group plc ......................     19,029
                                                                    -----------
                      TOTAL FURNITURE AND FIXTURES                       19,029
                                                                    -----------
 FURNITURE AND HOMEFURNISHINGS STORES--0.31%
      31,000          Hitachi Ltd ..................................    172,045
         400          Shimachu Co Ltd ..............................      8,235
         700          Yamada Denki Co Ltd ..........................     20,678
                                                                    -----------
                      TOTAL FURNITURE AND HOMEFURNISHINGS STORES        200,958
                                                                    -----------
 GENERAL BUILDING CONTRACTORS--0.61%
         360          ACS Actividades de Construccion y Servicios S.A.   15,248
       3,000          Allgreen Properties Ltd ......................      1,770
       2,740          Amec plc .....................................     11,995
       2,174          Barratt Developments plc .....................     18,348
       1,186          Berkeley Group plc ...........................     15,478
       1,753          Bouygues S.A. ................................     46,157
         800          Daito Trust Construction Co Ltd ..............     21,304
       4,000          Daiwa House Industry Co Ltd ..................     36,486
       4,141          Fletcher Building Ltd ........................     10,502
       1,148          Grupo Dragados S.A. ..........................     23,503
       1,169          Leighton Holdings Ltd ........................      8,007

                       SEE NOTES TO FINANCIAL STATEMENTS

178  TIAA-CREF Institutional Mutual Funds  2003 ANNUAL REPORT

   Statement of Investments - INSTITUTIONAL INTERNATIONAL EQUITY INDEX FUND -
                               September 30, 2003
--------------------------------------------------------------------------------

    SHARES                                                             VALUE
    ------                                                            -------
 GENERAL BUILDING CONTRACTORS--(CONTINUED)
       2,000          Nishimatsu Construction Co Ltd ...............$     7,644
       6,000          Obayashi Corp ................................     24,437
       2,738          Persimmon plc ................................     24,473
       5,000          Shimizu Corp .................................     18,708
       3,921          Skanska AB (B Shs) ...........................     24,939
       3,000          Sumitomo Realty & Development Co Ltd .........     23,390
       8,000          Taisei Corp ..................................     21,841
       5,104          Taylor Woodrow plc ...........................     19,631
       1,000          Toda Corp ....................................      2,838
       3,389          Wimpey (George) plc ..........................     20,551
                                                                    -----------
                      TOTAL GENERAL BUILDING CONTRACTORS                397,250
                                                                    -----------
 GENERAL MERCHANDISE STORES--0.80%
       2,000          Aeon Co Ltd ..................................     52,634
       2,000        * Daiei, Inc ...................................      4,350
       2,000          Daimaru, Inc .................................     11,458
      14,000          Giordano International Ltd ...................      6,373
       1,012        * Hagemeyer NV .................................      4,620
       1,000          Hankyu Department Stores, Inc ................      7,313
       1,000          Isetan Co Ltd ................................      9,220
         382          KarstadtQuelle AG. ...........................      9,751
         494          Kesko Oyj (B Shs) ............................      7,174
      23,282          Kingfisher plc ...............................    100,957
         846          Koninklijke Vendex KBB NV ....................      9,359
      22,969          Marks & Spencer Group plc ....................    116,772
       3,000          Marui Co Ltd .................................     37,596
       1,343          Metro AG. ....................................     48,890
       3,000        * Mitsukoshi Ltd ...............................      9,882
         686          Pinault-Printemps-Redoute S.A. ...............     56,321
       9,579        * Sonae SPGS S.A. ..............................      5,243
       2,000          Takashimaya Co Ltd ...........................     13,857
       1,000          Warehouse Group Ltd ..........................      3,279
       6,880          Waterford Wedgwood plc (Units) ...............      2,243
                                                                    -----------
                      TOTAL GENERAL MERCHANDISE STORES                  517,292
                                                                    -----------
 HEALTH SERVICES--0.02%
       4,000          Parkway Holdings Ltd .........................      2,025
       2,058          Sonic Healthcare Ltd .........................      9,347
                                                                    -----------
                      TOTAL HEALTH SERVICES                              11,372
                                                                    -----------
 HEAVY CONSTRUCTION, EXCEPT BUILDING--0.32%
       1,161          Abertis Infraestructuras S.A. ................     16,008
         700          Autoroutes Du Sud De La France ...............     21,684
       3,719          Balfour Beatty plc ...........................     12,497
       2,534          Brisa-Auto Estradas de Portugal S.A. .........     14,784
         496          Fomento de Construcciones y Contratas S.A. ...     15,313
         555          Grupo Ferrovial S.A. .........................     15,389
         565          Hellenic Technodomiki Tev S.A. ...............      3,027
         600        * Hopewell Highway Infrastructure Ltd ..........        122
       2,000          JGC Corp .....................................     17,527
       7,000          Kajima Corp ..................................     23,685
       2,000          Okumura Corp .................................      7,752
         629          Technical Olympic S.A. .......................      2,871
       3,940          Transurban Group .............................     11,387
          82        * VA Technologie AG. ...........................      2,368
         619          Vinci S.A. ...................................     44,585
                                                                    -----------
                      TOTAL HEAVY CONSTRUCTION, EXCEPT BUILDING         208,999
                                                                    -----------
 HOLDING AND OTHER INVESTMENT OFFICES--2.80%
       4,436          Canary Wharf Group plc .......................     19,899
         420          Castellum AB .................................      7,411
       4,945          Centro Properties Group ......................     12,417
       5,347          Compagnie Financiere Richemont AG. (Units)
                        (A Shs) ....................................    106,284
         226          Corio NV .....................................      7,627
      10,747          Deutsche Office Trust ........................      8,074
         838          Drott AB (B Shs) .............................     12,404
      23,000          Hutchison Whampoa Ltd ........................    167,812
       8,349          Investa Property Group .......................     10,963
       8,546          iShares MSCI EAFE Index Fund .................    999,882
       4,200          JFE Holdings, Inc ............................     91,733
       4,831          Land Securities Group plc ....................     67,621
       3,599          Lend Lease Corp Ltd ..........................     25,091
       9,550          Macquarie Goodman Industrial Trust ...........      9,631
      19,274          Macquarie Infrastructure Group ...............     42,529
      11,048          Principal Office Fund ........................     11,890
         232          Rodamco Europe NV ............................     12,009
       1,113          Schroders plc ................................     12,408
       2,200          Softbank Corp ................................     92,951
       7,000          Sumitomo Corp ................................     41,731
         102          Wereldhave NV ................................      6,468
         772          Westfield Trust ..............................      1,688
      20,870          Westfield Trust (Units) ......................     46,192
                                                                    -----------
                      TOTAL HOLDING AND OTHER INVESTMENT OFFICES      1,814,715
                                                                    -----------
 HOTELS AND OTHER LODGING PLACES--0.31%
       1,855          Accor S.A. ...................................     68,307
       2,512          Aristocrat Leisure Ltd .......................      3,264
      15,789          Hilton Group plc .............................     47,152
       7,339          Intercontinental Hotels Group plc ............     58,526
       1,000          Overseas Union Enterprise Ltd ................      3,789
       8,000          Shangri-La Asia Ltd ..........................      6,973
       2,165          Sky City Entertainment Group Ltd .............     11,187
                                                                    -----------
                      TOTAL HOTELS AND OTHER LODGING PLACES             199,198
                                                                    -----------
 INDUSTRIAL MACHINERY AND EQUIPMENT--1.20%
       1,996          Aggreko plc ..................................      5,331
         686          Alfa Laval AB ................................      8,070
       2,000          Amada Co Ltd .................................      9,112
       1,958          Atlas Copco AB (B Shs) .......................     52,776
         342          Buderus AG. ..................................     12,446
         450          Creative Technology Ltd ......................      4,920
       2,000          Daikin Industries Ltd ........................     40,013
       1,000        * Dainippon Screen Manufacturing Co Ltd ........      5,971
      19,472          Dixons Group plc .............................     43,512
       2,000          Ebara Corp ...................................      8,164
       5,191          FKI plc ......................................      8,840
         231        * FLS Industries a/s (B Shs) ...................      2,355
       6,105          Futuris Corp Ltd .............................      6,529
         247          Hoganas AB (B Shs) ...........................      5,189
      11,000          Ishikawajima-Harima Heavy Industries Co Ltd ..     15,754
         126          KCI Konecranes Oyj ...........................      3,711
      10,000          Komatsu Ltd ..................................     52,097
         312          Kone Oyj (B Shs) .............................     15,384
       1,000          Koyo Seiko Co Ltd ............................      9,327
      10,000          Kubota Corp ..................................     34,463
         761          Linde AG. ....................................     31,337
         389        * Logitech International S.A. (Regd) ...........     12,107
       1,000          Makita Corp ..................................      9,095
         928          Metso Oyj ....................................      9,186
       3,000          Minebea Co Ltd ...............................     15,575
      31,000          Mitsubishi Heavy Industries Ltd ..............     89,907
         400          Mori Seiki Co Ltd ............................      2,721
         172        * NEG Micon a/s ................................      2,145
       4,000          NSK Ltd ......................................     15,683
       4,000          NTN Corp .....................................     19,836
         300          Nidec Corp ...................................     24,947
         852          OCE NV .......................................     11,748
       2,000          Omron Corp ...................................     41,266
         185          Ostasiatiske Kompagni ........................      6,441
         981          SKF AB (B Shs) ...............................     30,944
       1,000          Sanden Corp ..................................      5,111
       2,252          Sandvik AB ...................................     61,719
          27          Sulzer AG. (Regd) ............................      5,142

                        SEE NOTES TO FINANCIAL STATEMENTS

                   2003 ANNUAL REPORT  TIAA-CREF Institutional Mutual Funds  179

   Statement of Investments - INSTITUTIONAL INTERNATIONAL EQUITY INDEX FUND -
                               September 30, 2003
--------------------------------------------------------------------------------

    SHARES                                                             VALUE
    ------                                                            -------
 INDUSTRIAL MACHINERY AND EQUIPMENT--(CONTINUED)
         900          THK Co Ltd ...................................$    15,484
         974          Vestas Wind Systems a/s ......................     16,268
         344          Wartsila Oyj (B Shs) .........................      4,968
                                                                    -----------
                      TOTAL INDUSTRIAL MACHINERY AND EQUIPMENT          775,594
                                                                    -----------
 INSTRUMENTS AND RELATED PRODUCTS--2.09%
       9,000          Canon, Inc ...................................    439,869
       2,000          Casio Computer Co Ltd ........................     15,289
       2,000          Citizen Watch Co Ltd .........................     14,985
         478          Cochlear Ltd .................................     10,153
         136          Coloplast a/s ................................     11,390
         917          Essilor International S.A. ...................     39,662
       1,300          Fanuc Ltd ....................................     78,781
         336          Fresenius Medical Care AG. ...................     19,365
       5,000          Fuji Photo Film Co Ltd .......................    146,802
       1,629          Gambro AB (A Shs) ............................     11,161
         876          Gambro AB (B Shs) ............................      5,945
         409          Getinge AB (B Shs) ...........................     13,615
       2,923          IMI plc ......................................     15,783
      32,266        * Invensys plc .................................     15,278
         300          Keyence Corp .................................     63,698
       2,000          Konica Minolta Holdings, Inc .................     26,460
       1,238          Luxottica Group S.p.A. .......................     17,632
       2,000          Nikon Corp ...................................     27,749
         194          Nobel Biocare Holding Ag .....................     16,728
       2,000          Olympus Corp .................................     47,621
      18,000        * PCCW Ltd .....................................     11,971
       6,000          Ricoh Co Ltd .................................    106,879
       2,000        * ST Assembly Test Services Ltd ................      2,869
          83          Sagem S.A. ...................................      7,776
       9,267          Smith & Nephew plc ...........................     60,969
          40          Synthes-Stratec, Inc .........................     35,438
       2,290          The Swatch Group AG. (Regd) ..................     43,958
       1,000          Ushio, Inc ...................................     14,609
         274        * William Demant Holding .......................      8,036
       2,000          Yokogawa Electric Corp .......................     19,156
                                                                    -----------
                      TOTAL INSTRUMENTS AND RELATED PRODUCTS          1,349,627
                                                                    -----------
 INSURANCE AGENTS, BROKERS AND SERVICE--0.01%
         530        * MLP AG. ......................................      8,085
                                                                    -----------
                      TOTAL INSURANCE AGENTS, BROKERS AND SERVICE         8,085
                                                                    -----------
 INSURANCE CARRIERS--4.45%
      14,505          AMP Ltd ......................................     65,386
      14,188          AXA ..........................................    239,082
      14,188        * AXA (Rts) ....................................        661
      13,986          Aegon NV .....................................    162,717
       4,476          Alleanza Assicurazioni S.p.A. ................     43,108
       2,801          Allianz AG. (Regd) ...........................    247,252
       9,870          Assicurazioni Generali S.p.A. ................    222,756
      22,835          Aviva plc ....................................    177,171
         354          CNP Assurances ...............................     16,103
         713          Corporacion Mapfre S.A. ......................      7,780
      16,842          Friends Provident plc ........................     35,956
      17,913          ING Groep NV .................................    328,137
      16,993          Insurance Australia Group Ltd ................     47,732
      65,031          Legal & General Group plc ....................     99,669
       2,579          Liberty International plc ....................     27,272
       1,991          Mediolanum S.p.A. ............................     12,799
          16          Millea Holdings, Inc .........................    180,459
      13,000          Mitsui Sumitomo Insurance Co Ltd .............     94,490
       1,194          Muenchener Rueckver AG. (Regd) ...............    118,621
         154          Pohjola Group plc (D Shs) ....................      2,995
      19,991          Prudential plc ...............................    136,423
       5,931          QBE Insurance Group Ltd ......................     39,983
       3,135          RAS S.p.A. ...................................     47,826
      13,579          Royal & Sun Alliance Insurance Group plc .....     18,217
      13,579        * Royal & Sun Alliance Insurance Group plc. (Rts)     2,764
          46        * Schindler Holding AG. (Pt Cert) ..............      9,858
       8,145          Skandia Forsakrings AB .......................     25,692
       8,000          Sompo Japan Insurance, Inc ...................     57,862
       1,404        * Storebrand ASA ...............................      6,785
       3,239          Swiss Reinsurance Co (Regd) ..................    205,779
         214        * Topdanmark a/s ...............................      9,666
       2,800        * Tower Ltd ....................................      2,229
       1,475          Zurich Financial Services AG. ................    184,291
                                                                    -----------
                      TOTAL INSURANCE CARRIERS                        2,877,521
                                                                    -----------
 LEATHER AND LEATHER PRODUCTS--0.02%
       5,000          Yue Yuen Industrial Holdings .................     14,915
                                                                    -----------
                      TOTAL LEATHER AND LEATHER PRODUCTS                 14,915
                                                                    -----------
 LOCAL AND INTERURBAN PASSENGER TRANSIT--0.57%
          10          Central Japan Railway Co .....................     80,920
          37          East Japan Railway Co ........................    179,179
       5,000          Keio Electric Railway Co Ltd .................     26,093
      12,500          MTR Corp .....................................     16,868
       8,000          SMRT Corp Ltd ................................      2,638
       8,274          Stagecoach Group plc .........................     10,585
       2,490          Veolia Environnement .........................     55,211
                                                                    -----------
                      TOTAL LOCAL AND INTERURBAN PASSENGER TRANSIT      371,494
                                                                    -----------
 LUMBER AND WOOD PRODUCTS--0.10%
       4,280        * Fletcher Challenge Forests Ltd ...............      3,279
         458          Holmen AB (B Shs) ............................     14,388
       5,000          Sekisui House Ltd ............................     45,204
                                                                    -----------
                      TOTAL LUMBER AND WOOD PRODUCTS                     62,871
                                                                    -----------
 METAL MINING--0.78%
      11,339          Alumina Ltd ..................................     39,142
       2,239          Iluka Resources Ltd ..........................      6,471
       2,000          Johnson Matthey plc ..........................     30,370
       8,000          Mitsubishi Materials Corp ....................     11,458
       5,000          Mitsui Mining & Smelting Co Ltd ..............     17,724
       3,206          Newcrest Mining Ltd ..........................     23,783
         742          Outokumpu Oyj ................................      8,373
       3,181          Rio Tinto Ltd ................................     70,771
      10,780          Rio Tinto plc ................................    229,784
       5,000          Sumitomo Metal Mining Co Ltd .................     25,511
         148          Umicore ......................................      8,618
      11,339        * WMC Resources Ltd ............................     33,923
                                                                    -----------
                      TOTAL METAL MINING                                505,928
                                                                    -----------
 MISCELLANEOUS MANUFACTURING INDUSTRIES--0.21%
         300          Aderans Co Ltd ...............................      5,921
         190          Amer Group plc ...............................      6,682
       1,239          Bulgari S.p.A. ...............................      9,956
       1,000          Nintendo Co Ltd ..............................     84,501
         189        * RHI AG. ......................................      2,661
         900        * Sega Corp ....................................      9,136
         366          Societe BIC S.A. .............................     15,600
                                                                    -----------
                      TOTAL MISCELLANEOUS MANUFACTURING INDUSTRIES      134,457
                                                                    -----------
 MISCELLANEOUS RETAIL--0.32%
         116          Folli-Follie S.A. (Regd) .....................      2,291
      10,072          GUS plc ......................................    109,773
       2,931          Next plc .....................................     54,734
       4,000          Nippon Mining Holdings, Inc ..................     10,205
      15,582          Signet Group plc .............................     27,312
                                                                    -----------
                      TOTAL MISCELLANEOUS RETAIL                        204,315
                                                                    -----------
 MOTION PICTURES--0.06%
       5,383          Rank Group plc ...............................     23,677
       1,500          Toho Co Ltd ..................................     18,261
                                                                    -----------
                      TOTAL MOTION PICTURES                              41,938
                                                                    -----------

                       SEE NOTES TO FINANCIAL STATEMENTS

180  TIAA-CREF Institutional Mutual Funds  2003 ANNUAL REPORT

   Statement of Investments - INSTITUTIONAL INTERNATIONAL EQUITY INDEX FUND -
                               September 30, 2003
--------------------------------------------------------------------------------

    SHARES                                                             VALUE
    ------                                                            -------
 NONDEPOSITORY INSTITUTIONS--1.25%
         800          Acom Co Ltd ..................................$    35,877
         400          Aiful Corp ...................................     24,133
       3,366          Cattles plc ..................................     18,343
       1,400          Credit Saison Co Ltd .........................     29,199
      38,946          HBOS plc .....................................    445,170
       2,767          Irish Life & Permanent plc ...................     36,315
       4,794          Mediobanca S.p.A. ............................     46,393
         800          ORIX Corp ....................................     62,516
         900          Promise Co Ltd ...............................     39,475
       2,227          Provident Financial plc ......................     23,865
         750          Takefuji Corp ................................     48,002
                                                                    -----------
                      TOTAL NONDEPOSITORY INSTITUTIONS                  809,288
                                                                    -----------
 NONMETALLIC MINERALS, EXCEPT FUELS--0.02%
       3,000          Dowa Mining Co Ltd ...........................     12,621
                                                                    -----------
                      TOTAL NONMETALLIC MINERALS, EXCEPT FUELS           12,621
                                                                    -----------
 OIL AND GAS EXTRACTION--2.79%
         708          Groupe Bruxelles Lambert S.A. ................     33,928
         318          IHC Caland NV ................................     16,368
         125          OMV AG. ......................................     14,964
       5,681          Origin Energy Ltd ............................     16,457
      99,502          Shell Transport & Trading Co plc .............    614,136
         321          Smedvig ASA ..................................      2,084
       4,480          Statoil ASA ..................................     40,159
         213          Technip S.A. .................................     20,861
       6,925          Total S.A. ...................................  1,045,160
                                                                    -----------
                      TOTAL OIL AND GAS EXTRACTION                    1,804,117
                                                                    -----------
 PAPER AND ALLIED PRODUCTS--0.70%
         614          Billerud AB ..................................      7,977
          20        * Buhrmann NV ..................................        148
       4,238          Bunzl plc ....................................     32,107
       8,973          Carter Holt Harvey Ltd .......................      9,113
       1,707          De La Rue plc ................................      8,054
          42          Mayr-Melnhof Karton AG. ......................      3,910
       1,000        * Mitsubishi Paper Mills Ltd ...................      1,522
       2,000          NGK Insulators Ltd ...........................     13,713
          10          Nippon Unipac Holding ........................     47,174
       1,018          Norske Skogindustrier ASA ....................     16,808
       8,000          OJI Paper Co Ltd .............................     44,614
       4,021          Rexam plc ....................................     26,522
       6,970          Stora Enso Oyj (R Shs) .......................     86,283
       1,948          Svenska Cellulosa AB (B Shs) .................     70,512
       5,060          UPM-Kymmene Oyj ..............................     84,795
                                                                    -----------
                      TOTAL PAPER AND ALLIED PRODUCTS                   453,252
                                                                    -----------
 PERSONAL SERVICES--0.02%
       2,062          Davis Service Group plc ......................     11,905
                                                                    -----------
                      TOTAL PERSONAL SERVICES                            11,905
                                                                    -----------
 PETROLEUM AND COAL PRODUCTS--5.63%
      37,950          BHP Billiton Ltd .............................    271,249
     204,586          BP plc .......................................  1,403,784
       4,182          BP plc (Spon ADR) ............................    176,062
      26,807          ENI S.p.A. ...................................    409,581
       3,470          Fortum Oyj ...................................     30,025
         825          Hellenic Petroleum S.A. ......................      6,514
      14,000          Nippon Oil Corp ..............................     61,657
       1,502          Norsk Hydro ASA ..............................     76,421
       9,375          Repsol YPF S.A. ..............................    154,048
      21,612          Royal Dutch Petroleum Co .....................    949,095
       5,725          Santos Ltd ...................................     22,165
       1,000          Showa Shell Sekiyu KK ........................      7,313
       2,000          Teikoku Oil Co Ltd ...........................      8,772
       3,000          TonenGeneral Sekiyu KK .......................     22,719
       4,756          Woodside Petroleum Ltd .......................     43,136
                                                                    -----------
                      TOTAL PETROLEUM AND COAL PRODUCTS               3,642,541
                                                                    -----------
 PRIMARY METAL INDUSTRIES--0.86%
         508          Acerinox S.A. ................................     21,487
          75          Aluminum of Greece S.A.I.C. ..................      1,410
       3,333          Arcelor ......................................     40,522
      25,390          BHP Billiton plc .............................    168,521
       7,338          BHP Steel Ltd ................................     24,883
         117          Bekaert S.A. .................................      5,457
         680          Group 4 Falck a/s ............................     14,717
      59,000          Nippon Steel Corp ............................    105,098
       4,995          OneSteel Ltd .................................      7,235
         683          Pechiney .....................................     37,582
         710        * Rautaruukki Oyj ..............................      4,134
       4,000        * Sumitomo Heavy Industries Ltd ................      8,414
      28,000          Sumitomo Metal Industries Ltd ................     24,563
         535          Ssab Svenskt Stal AB (Series A) ..............      7,712
         232          Ssab Svenskt Stal AB (Series B) ..............      3,254
       1,241          TUI AG. ......................................     20,695
       3,087          ThyssenKrupp AG. .............................     41,414
         683          Trelleborg AB (B Shs) ........................      8,521
         847          Viohalco S.A. ................................      3,886
         171          Voestalpine AG. ..............................      6,064
                                                                    -----------
                      TOTAL PRIMARY METAL INDUSTRIES                    555,569
                                                                    -----------
 PRINTING AND PUBLISHING--1.66%
       1,351          Arnoldo Mondadori Editore S.p.A. .............     10,069
       6,000          Dai Nippon Printing Co Ltd ...................     82,281
       3,123          Daily Mail & General Trust plc ...............     27,772
       2,632          Emap plc .....................................     33,889
       1,544          Eniro AB .....................................     12,076
         864          Promotora de Informaciones S.A. (PRISA) ......      9,186
       1,721          Gruppo Editoriale L'Espresso S.p.A. ..........      8,117
       5,600          Independent News & Media plc .................     10,891
       1,668          Independent Newspapers Ltd ...................      4,518
       8,783          John Fairfax Holdings Ltd ....................     19,083
       1,321          Lagardere S.C.A. .............................     59,843
      33,095          News Corp Ltd ................................    269,252
       8,046          Pearson plc ..................................     76,229
       6,403          Reed Elsevier NV .............................     72,329
      12,705          Reed Elsevier plc ............................     99,366
       8,000          SCMP Group Ltd ...............................      4,416
         548          Schibsted ASA ................................      8,854
      35,145        * Seat Pagine Gialle S.p.A. ....................     32,350
      13,330        * Telecom Italia Media S.p.A. ..................      5,433
       4,000          Singapore Press Holdings Ltd .................     42,348
       1,506          Telefonica Publicidad e Informacion S.A. .....      7,103
       6,000          Toppan Printing Co Ltd .......................     49,465
       3,416          United Business Media plc ....................     23,638
       2,306          VNU NV .......................................     67,593
       2,806          Wolters Kluwer NV ............................     40,258
                                                                    -----------
                      TOTAL PRINTING AND PUBLISHING                   1,076,359
                                                                    -----------
 RAILROAD TRANSPORTATION--0.33%
       9,021          Brambles Industries Ltd ......................     28,637
       6,657          Brambles Industries plc ......................     18,774
       3,921          Firstgroup plc ...............................     18,436
       4,000          Keihin Electric Express Railway Co Ltd .......     21,805
      15,000          Kinki Nippon Railway Co Ltd ..................     49,143
       7,710          Mayne Group Ltd ..............................     17,169
       8,000          Nippon Express Co Ltd ........................     33,442
       8,000          Tobu Railway Co Ltd ..........................     25,565
                                                                    -----------
                      TOTAL RAILROAD TRANSPORTATION                     212,971
                                                                    -----------
 REAL ESTATE--1.29%
       4,727          British Land Co plc ..........................     38,757
      10,000          CapitaLand Ltd ...............................      8,446

                        SEE NOTES TO FINANCIAL STATEMENTS

                   2003 ANNUAL REPORT  TIAA-CREF Institutional Mutual Funds  181

   Statement of Investments - INSTITUTIONAL INTERNATIONAL EQUITY INDEX FUND -
                               September 30, 2003
--------------------------------------------------------------------------------

    SHARES                                                             VALUE
    ------                                                            -------
 REAL ESTATE--(CONTINUED)
      11,545          CFS Gandel Retail Trust ......................$    10,002
      16,000          Cheung Kong Holdings Ltd .....................    126,553
       4,000          City Developments Ltd ........................     11,802
          46          Cofinimmo ....................................      5,689
      11,345          Commonwealth Property Office Fund ............      8,754
         153          Gecina S.A. ..................................     18,922
      19,403          General Property Trust .......................     36,116
       1,955          Grafton Group plc ............................     10,928
       1,509          Great Portland Estates plc ...................      5,603
       2,507          Hammerson plc ................................     22,700
      11,000          Hang Lung Properties Ltd .....................     13,921
       4,763          Harvey Norman Holdings Ltd ...................      9,478
       6,000          Henderson Land Development Co Ltd ............     25,181
       6,000          Hopewell Holdings ............................      8,949
       5,000          Hysan Development Co Ltd .....................      6,457
         231          Klepierre ....................................     12,520
       6,419          Mirvac Group .................................     18,248
      10,000          Mitsubishi Estate Co Ltd .....................     94,437
       7,000          Mitsui Fudosan Co Ltd ........................     62,033
      13,000          New World Development Co Ltd .................     10,408
         984          Sacyr Vallehermoso S.A. ......................     12,089
       1,000          Singapore Land Ltd ...........................      2,279
      14,135          Sino Land Co Ltd .............................      7,666
       3,769          Slough Estates plc ...........................     22,762
         312        * Stockland ....................................        959
      11,661          Stockland Trust Group ........................     36,307
      14,000          Sun Hung Kai Properties Ltd ..................    113,446
         383          Unibail ......................................     30,107
       2,000          United Overseas Land Ltd .....................      2,187
       4,301          Westfield Holdings Ltd .......................     41,338
                                                                    -----------
                      TOTAL REAL ESTATE                                 835,044
                                                                    -----------
 RUBBER AND MISCELLANEOUS PLASTICS PRODUCTS--0.36%
         466          Adidas-Salomon AG. ...........................     40,674
       7,000          Bridgestone Corp .............................     93,676
         965          Continental AG. ..............................     28,095
       1,237          Michelin (C.G.D.E.) (B Shs) ..................     45,997
          93          Nokian Renkaat Oyj ...........................      5,664
      12,572          Pirelli & C S.p.A. ...........................      9,795
         500          Toyoda Gosei Co Ltd ..........................     10,697
                                                                    -----------
                      TOTAL RUBBER AND MISCELLANEOUS PLASTICS
                         PRODUCTS                                       234,598
                                                                    -----------
 SECURITY AND COMMODITY BROKERS--1.57%
       6,105          3i Group plc .................................     60,375
       5,864          Amvescap plc .................................     44,377
         994          Australian Stock Exchange Ltd ................      9,547
       1,221          Close Brothers Group plc .....................     14,504
      13,000          Daiwa Securities Group, Inc ..................     87,857
         976          Deutsche Boerse AG. ..........................     49,783
         941          Euronext NV ..................................     22,914
      14,692        * FinecoGroup S.p.A. ...........................      9,496
      10,000          Hong Kong Exchanges & Clearing Ltd ...........     21,307
      13,000          Itochu Corp ..................................     40,263
       2,851          Man Group plc ................................     61,766
      11,000          Marubeni Corp ................................     17,133
      11,000          Mitsubishi Corp ..............................     94,231
      13,000          Mitsui & Co Ltd ..............................     88,090
      14,000          Nikko Cordial Corp ...........................     74,439
      19,000          Nomura Holdings, Inc .........................    306,136
         442          OMHEX AB .....................................      4,400
       6,000          Singapore Exchange Ltd .......................      6,317
                                                                    -----------
                      TOTAL SECURITY AND COMMODITY BROKERS            1,012,935
                                                                    -----------
 SPECIAL TRADE CONTRACTORS--0.01%
       1,000          Kinden Corp ..................................      4,511
                                                                    -----------
                      TOTAL SPECIAL TRADE CONTRACTORS                     4,511
                                                                    -----------
 STONE, CLAY, AND GLASS PRODUCTS--1.30%
       8,000          Asahi Glass Co Ltd ...........................     55,069
       4,507          BPB plc ......................................     23,887
       5,319          Boral Ltd ....................................     18,865
       5,389          CRH plc (Ireland) ............................     96,145
       9,558          CSR Ltd ......................................     12,939
       2,000          Central Glass Co Ltd .........................     11,923
       1,565          Cimpor Cimentos de Portugal S.A. .............      6,288
       3,180          Compagnie De Saint-Gobain ....................    116,912
       6,841          Hanson plc ...................................     43,331
         404        * Heidelberger Zement AG. (Germany) ............     14,820
       1,399          Holcim Ltd (Regd) ............................     56,358
       1,200          Hoya Corp ....................................     92,915
          64          Imerys S.A. ..................................     11,813
         700          Italcementi S.p.A. ...........................      8,046
       4,695          James Hardie Industries NV ...................     23,389
       1,735          Lafarge S.A. (Br) ............................    112,440
       3,000          Nippon Sheet Glass Co Ltd ....................      9,077
       9,061          Pilkington plc ...............................     12,570
       2,466          RMC Group plc ................................     24,418
       9,558          Rinker Group Ltd .............................     37,457
       3,000          Sumitomo Osaka Cement Co Ltd .................      5,988
       7,000          Taiheiyo Cement Corp .........................     15,226
       3,000          Toto Ltd .....................................     24,088
         336          Wienerberger AG. .............................      7,145
                                                                    -----------
                      TOTAL STONE, CLAY, AND GLASS PRODUCTS             841,109
                                                                    -----------
 TEXTILE MILL PRODUCTS--0.06%
       4,000        * Kanebo Ltd ...................................      4,905
       5,000          Mitsubishi Rayon Co Ltd ......................     16,694
       1,000          Nisshinbo Industries, Inc ....................      5,031
       5,000          Toyobo Co Ltd ................................      9,309
                                                                    -----------
                      TOTAL TEXTILE MILL PRODUCTS                        35,939
                                                                    -----------
 TOBACCO PRODUCTS--0.20%
       2,972          Altadis S.A. .................................     73,201
           8          Japan Tobacco, Inc ...........................     52,276
         140          Papastratos Cigarette Co .....................      3,166
                                                                    -----------
                      TOTAL TOBACCO PRODUCTS                            128,643
                                                                    -----------
 TRANSPORTATION BY AIR--0.57%
         592          Air France ...................................      9,045
       5,000          All Nippon Airways Co Ltd ....................     12,577
       2,484          Auckland International Airport Ltd ...........      9,767
      10,664          BAA plc ......................................     82,208
       4,674        * British Airways plc ..........................     12,910
       9,000          Cathay Pacific Airways Ltd ...................     15,225
       1,762          Deutsche Lufthansa AG. (Regd) ................     23,166
         100          Flughafen Wien AG. ...........................      4,029
       3,889          Iberia Lineas Aereas de Espana ...............      8,016
       6,000        * Japan Airlines System Corp ...................     16,811
           1          KLM (Royal Dutch Airlines) NV ................         16
          55          Kobenhavns Lufthavne As ......................      5,132
         327        * Ryanair Holdings plc (Spon ADR) ..............     13,244
       8,000          SABMiller plc ................................     62,602
         688        * SAS AB .......................................      5,603
       5,000          Singapore Airlines Ltd .......................     30,662
       9,500          Swire Pacific Ltd (A Shs) ....................     56,064
                                                                    -----------
                      TOTAL TRANSPORTATION BY AIR                       367,077
                                                                    -----------
 TRANSPORTATION EQUIPMENT--5.12%
         210        * Aker Kvaerner ASA ............................      2,857
      30,580          BAE Systems plc ..............................     85,353
       4,433          BBA Group plc ................................     18,026
         993          Cobham plc ...................................     19,509
         834          Cycle & Carriage Ltd .........................      2,509
         181          DSV DE Sammenslut Vogn a/s ...................      5,706
       7,685          DaimlerChrysler AG. (Regd) ...................    269,740

                       SEE NOTES TO FINANCIAL STATEMENTS

182  TIAA-CREF Institutional Mutual Funds  2003 ANNUAL REPORT

   Statement of Investments - INSTITUTIONAL INTERNATIONAL EQUITY INDEX FUND -
                               September 30, 2003
--------------------------------------------------------------------------------

    SHARES                                                             VALUE
    ------                                                            -------
 TRANSPORTATION EQUIPMENT--(CONTINUED)
       1,054          DaimlerChrysler AG. (U.S.) ...................$    36,953
       5,100          Denso Corp ...................................    100,891
       4,008        * Fiat S.p.A. ..................................     31,692
      60,674          Finmeccanica S.p.A. ..........................     40,840
       2,000          Hino Motors Ltd ..............................     10,473
       8,500          Honda Motor Co Ltd ...........................    340,107
      11,000          Kawasaki Heavy Industries Ltd ................     12,997
       5,000          Keppel Corp Ltd ..............................     15,186
       1,020          MAN AG. ......................................     21,773
       6,000          Mitsui Engineering & Shipbuilding Co Ltd .....      7,465
      27,000          Nissan Motor Co Ltd ..........................    291,232
       1,442          Patrick Corp Ltd .............................     12,854
       1,865          Peugeot Citroen S.A. .........................     79,252
       1,599          Renault S.A. .................................     94,595
      14,346          Rolls-Royce Group plc ........................     38,373
       4,000          SembCorp Marine Ltd ..........................      2,256
         700          Shimano, Inc .................................     13,440
       8,205          Siemens AG. ..................................    488,649
       5,581          Smiths Group plc .............................     62,032
         651          Thales S.A. ..................................     17,664
       7,948          Tomkins plc ..................................     32,352
       1,700          Toyota Industries Corp .......................     31,956
      29,700          Toyota Motor Corp ............................    872,005
         765          Valeo S.A. ...................................     27,929
       3,071          Volkswagen AG. ...............................    138,011
       3,199          Volvo AB (B Shs) .............................     74,026
       1,000          Yamaha Motor Co Ltd ..........................     10,643
                                                                    -----------
                      TOTAL TRANSPORTATION EQUIPMENT                  3,309,346
                                                                    -----------
 TRANSPORTATION SERVICES--0.05%
       2,148          Amadeus Global Travel Distribution S.A. (A Shs)    13,508
          24          Kuoni Reisen Holding (Regd) ..................      6,797
       2,214          Toll Holdings Ltd ............................     11,359
                                                                    -----------
                      TOTAL TRANSPORTATION SERVICES                      31,664
                                                                    -----------
 TRUCKING AND WAREHOUSING--0.21%
       1,000          Mitsubishi Logistics Corp ....................      7,895
       1,000          Seino Transportation Co Ltd ..................      6,901
       3,442          TPG NV .......................................     65,056
       4,000          Yamato Transport Co Ltd ......................     53,350
                                                                    -----------
                      TOTAL TRUCKING AND WAREHOUSING                    133,202
                                                                    -----------
 WATER TRANSPORTATION--0.51%
          12          A.P. Moller-Maersk a/s .......................     81,867
       2,967          Associated British Ports Holdings plc ........     20,260
         569          Attica Enterprise Holding S.A. ...............      1,617
       1,720          Carnival plc .................................     54,866
          27          Compagnie Maritime Belge S.A. ................      1,333
       2,704          Exel plc .....................................     29,762
         419          Frontline Ltd ................................      7,007
       2,000          Kamigumi Co Ltd ..............................     12,604
       4,000          Kawasaki Kisen Kaisha Ltd ....................     13,642
       8,000          Mitsui OSK Lines Ltd .........................     26,997
       8,000        * Neptune Orient Lines Ltd .....................      9,025
      10,000          Nippon Yusen Kabushiki Kaisha ................     39,475
       6,286          Peninsular & Oriental Steam Navigation Co ....     25,900
         273          Uponor Oyj ...................................      6,486
                                                                    -----------
                      TOTAL WATER TRANSPORTATION                        330,841
                                                                    -----------
 WHOLESALE TRADE-DURABLE GOODS--0.32%
       1,077          AGFA Gevaert NV ..............................     25,962
         104        * Centerpulse AG. (Regd) .......................     29,886
          22          D'ieteren S.A. ...............................      3,602
       4,000          Fuji Electric Holdings Co Ltd ................      8,880
       2,000          Fujisawa Pharmaceutical Co Ltd ...............     45,473
         495          Instrumentarium Oyj ..........................     20,464
         330          M.J. Maillis S.A. ............................      1,053
         600          Mitsumi Electric Co Ltd ......................      6,714
         400          Sanrio Co Ltd ................................      3,283
       2,000          SembCorp Logistics Ltd .......................      1,944
       1,702          SSL International plc ........................      8,455
       1,800          Terumo Corp ..................................     34,722
         255          Titan Cement Co S.A. .........................      9,039
         311          Zodiac S.A. ..................................      8,218
                                                                    -----------
                      TOTAL WHOLESALE TRADE-DURABLE GOODS               207,695
                                                                    -----------
 WHOLESALE TRADE-NONDURABLE GOODS--1.43%
       2,480          Alliance Unichem plc .........................     21,611
         634          Altana AG. ...................................     40,453
      16,549          British American Tobacco plc .................    177,752
         228          Celesio AG. ..................................      9,306
         676          Ciba Specialty Chemicals AG. (Regd) ..........     45,840
       1,263        * Clariant AG. .................................     16,593
       3,199          Fyffes plc ...................................      5,700
         716          H. Lundbeck a/s ..............................     12,914
       7,292          Imperial Tobacco Group plc ...................    118,847
       2,234          Inditex S.A. .................................     47,870
      16,000          Li & Fung Ltd ................................     25,414
       3,340          PaperlinX Ltd ................................     12,253
       3,703          Swedish Match AB .............................     28,237
       5,854          Unilever NV (Cert) ...........................    344,272
         200          Wella AG. ....................................     15,698
                                                                    -----------
                      TOTAL WHOLESALE TRADE-NONDURABLE GOODS            922,760
                                                                    -----------
                      TOTAL COMMON STOCK
                       (COST $56,979,235)                            64,197,503
                                                                    -----------
                      TOTAL PORTFOLIO--99.33%
                       (COST $57,024,651)                            64,244,555

                      OTHER ASSETS & LIABILITIES, NET--0.67%            433,616
                                                                    -----------
                      NET ASSETS--100.00%                           $64,678,171
                                                                    ===========

----------
*   Non-income producing

    At September 30, 2003, the aggregate cost of portfolio investments for federal income tax purposes was $57,127,504. Net unrealized depreciation of portfolio investments aggregated $7,117,051 of which $8,827,524 related to appreciated portfolio investments and $1,710,473 related to depreciated portfolio investments.



                        SEE NOTES TO FINANCIAL STATEMENTS

                   2003 ANNUAL REPORT  TIAA-CREF Institutional Mutual Funds  183

     Statement of Investments - INSTITUTIONAL REAL ESTATE SECURITIES FUND -
                               September 30, 2003
--------------------------------------------------------------------------------

    SHARES                                                             VALUE
    ------                                                            -------
PREFERRED STOCK--14.80%
 HOLDING AND OTHER INVESTMENT OFFICES--14.80%
      50,000        * Anthracite Capital, Inc .....................$  1,281,250
      50,000        * Apartment Investment & Management Co ........   1,250,000
      43,000        * Bedford Property Investors ..................   2,150,000
      45,000        * Boykin Lodging Co ...........................   1,210,500
      45,000        * Colonial Properties Trust ...................   1,170,000
      50,000        * Corporate Office Properties Trust ...........   1,286,250
      60,000        * Developers Diversified Realty Corp ..........   1,575,000
      20,000        * Gables Residential Trust ....................     506,000
      45,000        * Glimcher Realty Trust .......................   1,152,000
      60,000        * Health Care REIT, Inc .......................   1,530,000
      50,000        * iStar Financial, Inc ........................   1,272,500
      20,000        * Keystone Property Trust Ser D ...............     531,000
      40,000        * Kroger Roger, Inc ...........................   1,008,000
      62,500        * LTC Properties, Inc .........................   1,718,750
      50,000        * Lexington Corporate Properties Trust ........   1,312,500
      34,000        * Mid-America Apartment Communities, Inc ......     887,400
      10,000        * Mills Corp Ser C ............................     267,000
      40,000        * Mills Corp Ser E ............................   1,058,000
      30,000        * New Plan Excel Realty Trust .................     795,000
      40,000        * Newcastle Investment Corp ...................   1,082,000
      20,000        * Parkway Properties, Inc .....................     520,000
      40,000        * Regency Centers Corp ........................   1,036,000
                                                                   ------------
                      TOTAL HOLDING AND OTHER INVESTMENT OFFICES     24,599,150
                                                                   ------------
                      TOTAL PREFERRED STOCK
                       (COST $25,306,500)                            24,599,150
                                                                   ------------
COMMON STOCK--83.90%
 HOLDING AND OTHER INVESTMENT OFFICES--77.02%
      20,000          AMB Property Corp ...........................     616,200
      60,000          AMLI Residential Properties Trust ...........   1,572,000
      75,000          Agree Realty Corp ...........................   1,836,000
      19,200          American Land Lease, Inc ....................     354,240
      42,000          Annaly Mortgage Management, Inc .............     689,640
     500,000        * Ashford Hospitality Trust, Inc ..............   4,485,000
     100,000          AvalonBay Communities, Inc ..................   4,680,000
     150,000          BRE Properties, Inc (Class A) ...............   4,947,000
      74,200          Boston Properties, Inc ......................   3,225,474
      78,000          Capital Automotive REIT .....................   2,379,780
      20,000          CarrAmerica Realty Corp .....................     597,000
      20,000          Centerpoint Properties Trust ................   1,362,200
      41,000          Chelsea Property Group, Inc .................   1,963,900
      85,500          Corporate Office Properties Trust ...........   1,582,605
     240,000          Correctional Properties Trust ...............   5,988,000
      50,000          Cousins Properties, Inc .....................   1,387,500
     103,000          Crescent Real Estate Equities Co ............   1,493,500
      50,000          Developers Diversified Realty Corp ..........   1,493,500
     115,000          Duke Realty Corp ............................   3,358,000
     100,000          Eastgroup Properties, Inc ...................   2,778,000
     280,400          Entertainment Properties Trust ..............   8,412,000
     155,000          Equity Office Properties Trust ..............   4,267,150
     100,000          Equity One, Inc .............................   1,700,000
      40,000          Federal Realty Investment Trust .............   1,474,400
      30,000          Gables Residential Trust ....................     969,600
      30,000          General Growth Properties, Inc ..............   2,151,000
     320,600        * Gladstone Commercial Corp ...................   4,728,529
      65,800          Glimcher Realty Trust .......................   1,386,406
     107,200          Hanover Capital Mortgage Holdings, Inc ......   1,130,960
      50,000          Health Care REIT, Inc .......................   1,542,500
      20,000          Home Properties Of New York, Inc ............     784,000
      35,000        * Hospitality Properties Trust ................     932,750
     103,300        * Host Marriott Corp ..........................   1,108,409
      50,000          iStar Financial, Inc ........................   1,947,500
      23,600          Keystone Property Trust .....................     478,136
     225,000          Kimco Realty Corp ...........................   9,218,250
      40,000          Kramont Realty Trust ........................     678,000
     142,000          Macerich Co .................................   5,360,500
      15,300          Mills Corp ..................................     602,055
       5,000          Mission West Properties, Inc ................      61,800
      90,000          Nationwide Health Properties, Inc ...........   1,574,100
      40,000          Newcastle Investment Corp ...................     919,600
     150,000          PS Business Parks, Inc ......................   5,661,000
      75,000          Pennsylvania Real Estate Investment Trust ...   2,508,750
     100,000          Prologis ....................................   3,025,000
      54,450          Ramco-Gershenson Properties .................   1,385,753
      58,200          Reckson Associates Realty Corp ..............   1,345,002
      87,400          Regency Centers Corp ........................   3,220,690
      31,000          Rouse Co ....................................   1,292,700
       2,700          SL Green Realty Corp ........................      97,497
      40,000          Shurgard Storage Centers, Inc (Class A) .....   1,412,000
      37,800          Simon Property Group, Inc ...................   1,647,324
      20,000          Sun Communities, Inc ........................     788,000
     175,000          United Dominion Realty Trust, Inc ...........   3,204,250
      40,000          Vornado Realty Trust ........................   1,921,600
     250,000          Winston Hotels, Inc .........................   2,275,000
                                                                   ------------
                      TOTAL HOLDING AND OTHER INVESTMENT OFFICES    128,001,750
                                                                   ------------
 REAL ESTATE--6.89%
      20,000        * Brookfield Properties Corp ..................     470,000
      81,500        * Catellus Development Corp ...................   1,992,675
     280,000          St. Joe Co ..................................   8,982,400
                                                                   ------------
                      TOTAL REAL ESTATE                              11,445,075
                                                                   ------------
                      TOTAL COMMON STOCK
                       (COST $129,859,990)                          139,446,825
                                                                   ------------

   PRINCIPAL
   ---------

SHORT TERM INVESTMENT--1.56%
 U.S. GOVERNMENT AND AGENCY--1.56%
                       Federal Home Loan Bank (FHLB)
  $2,590,000           1.010%,10/01/03 ............................   2,589,930
                                                                   ------------
                      TOTAL U.S. GOVERNMENT AND AGENCY                2,589,930
                                                                   ------------
                      TOTAL SHORT TERM INVESTMENT
                       (COST $2,590,000)                              2,589,930
                                                                   ------------
                      TOTAL PORTFOLIO--100.26%
                       (COST $157,756,490)                          166,635,905

                      OTHER ASSETS & LIABILITIES, NET--(0.26%)         (437,030)
                                                                   ------------
                      NET ASSETS--100.00%                          $166,198,875
                                                                   ============

----------
*   Non-income producing

    At September 30, 2003, the aggregate cost of portfolio investments for federal income tax purposes was $157,772,050. Net unrealized appreciation of portfolio investments aggregated $8,863,855 of which $9,301,464 related to appreciated portfolio investments and $437,609 related to depreciated portfolio investments.

    For ease of presentation, we have grouped a number of industry classification categories together in the Statement of Investments. Note that the fund uses more specific industry categories in following its investment limitations on industry concentration.



                       SEE NOTES TO FINANCIAL STATEMENTS

184  TIAA-CREF Institutional Mutual Funds  2003 ANNUAL REPORT

      Statement of Investments - INSTITUTIONAL SOCIAL CHOICE EQUITY FUND -
                               September 30, 2003
--------------------------------------------------------------------------------

                              Summary by Industry

                                                             VALUE          %
--------------------------------------------------------------------------------
COMMON STOCK:
Amusement and Recreation Services ...................... $     9,084       0.02%
Apparel and Accessory Stores ...........................     274,088       0.46
Apparel and Other Textile Products .....................     115,571       0.19
Auto Repair, Services and Parking ......................       9,943       0.02
Automotive Dealers and Service Stations ................      61,160       0.10
Building Materials and Garden Supplies .................     873,975       1.46
Business Services ......................................   4,340,626       7.27
Chemicals and Allied Products ..........................   6,224,717      10.42
Communications .........................................   2,926,330       4.90
Depository Institutions ................................   6,442,888      10.79
Eating and Drinking Places .............................     466,122       0.78
Educational Services ...................................      68,622       0.11
Electric, Gas, and Sanitary Services ...................   2,853,813       4.78
Electronic and Other Electric Equipment ................   3,597,761       6.02
Engineering and Management Services ....................     376,543       0.63
Fabricated Metal Products ..............................     634,978       1.06
Food and Kindred Products ..............................   2,280,135       3.82
Food Stores ............................................     440,468       0.74
Furniture and Fixtures .................................     275,193       0.46
Furniture and Homefurnishings Stores ...................     207,501       0.35
General Building Contractors ...........................     134,649       0.23
General Merchandise Stores .............................     942,298       1.58
Health Services ........................................     273,698       0.46
Holding and Other Investment Offices ...................   1,723,238       2.89
Hotels and Other Lodging Places ........................      57,166       0.10
Industrial Machinery and Equipment .....................   5,309,072       8.89
Instruments and Related Products .......................   1,976,267       3.31
Insurance Agents, Brokers and Service ..................     518,555       0.87
Insurance Carriers .....................................   3,071,922       5.14
Leather and Leather Products ...........................      23,860       0.04
Lumber and Wood Products ...............................       4,445       0.01
Metal Mining ...........................................      65,684       0.11
Miscellaneous Manufacturing Industries .................     138,098       0.23
Miscellaneous Retail ...................................     852,283       1.43
Motion Pictures ........................................     696,663       1.17
Nondepository Institutions .............................   2,432,970       4.07
Nonmetallic Minerals, Except Fuels .....................      83,632       0.14
Oil and Gas Extraction .................................   1,607,553       2.69
Paper and Allied Products ..............................     428,967       0.72
Personal Services ......................................      56,707       0.09
Petroleum and Coal Products ............................     250,793       0.42
Primary Metal Industries ...............................     369,910       0.62
Printing and Publishing ................................     563,030       0.94
Railroad Transportation ................................     157,250       0.26
Real Estate ............................................       1,505       0.00
Rubber and Miscellaneous Plastics Products .............      39,661       0.07
Security and Commodity Brokers .........................   1,175,749       1.97
Special Trade Contractors ..............................       2,663       0.00
Stone, Clay, and Glass Products ........................      90,476       0.15
Transportation By Air ..................................     497,833       0.83
Transportation Equipment ...............................     532,445       0.89
Transportation Services ................................      50,382       0.08
Trucking and Warehousing ...............................     359,130       0.60
Wholesale Trade-Durable Goods ..........................   1,432,202       2.40
Wholesale Trade-Nondurable Goods .......................     708,726       1.19
                                                         -----------     ------
TOTAL COMMON STOCK (COST $64,419,801) ..................  59,109,000      98.97
                                                         -----------     ------

TOTAL PORTFOLIO (COST $64,419,801) .....................  59,109,000      98.97
OTHER ASSETS & LIABILITIES, NET ........................     616,650       1.03
                                                         -----------     ------
NET ASSETS ............................................. $59,725,650     100.00%
                                                         ===========     ======


    SHARES                                                             VALUE
    ------                                                            -------
COMMON STOCK--98.97%
 AMUSEMENT AND RECREATION SERVICES--0.02%
         370        * Gaylord Entertainment Co .....................$     9,084
                                                                    -----------
                      TOTAL AMUSEMENT AND RECREATION SERVICES             9,084
                                                                    -----------
 APPAREL AND ACCESSORY STORES--0.46%
         500          Foot Locker, Inc .............................      8,100
         800        * Footstar, Inc ................................      5,408
       6,000          Gap, Inc .....................................    102,720
       1,000          Nordstrom, Inc ...............................     24,810
         600          Ross Stores, Inc .............................     27,816
       5,000          TJX Cos, Inc .................................     97,100
       1,018        * Wilsons The Leather Experts, Inc .............      8,134
                                                                    -----------
                      TOTAL APPAREL AND ACCESSORY STORES                274,088
                                                                    -----------
 APPAREL AND OTHER TEXTILE PRODUCTS--0.19%
       1,900        * Collins & Aikman Corp ........................      6,422
         876          Liz Claiborne, Inc ...........................     29,828
         100          Phillips-Van Heusen Corp .....................      1,501
       2,000          VF Corp ......................................     77,820
                                                                    -----------
                      TOTAL APPAREL AND OTHER TEXTILE PRODUCTS          115,571
                                                                    -----------
 AUTO REPAIR, SERVICES AND PARKING--0.02%
         160          Central Parking Corp .........................      1,960
         161        * Midas, Inc ...................................      2,119
         200          Ryder System, Inc ............................      5,864
                                                                    -----------
                      TOTAL AUTO REPAIR, SERVICES AND PARKING             9,943
                                                                    -----------
 AUTOMOTIVE DEALERS AND SERVICE STATIONS--0.10%
         500        * Autozone, Inc ................................     44,765
         502        * Carmax, Inc ..................................     16,395
                                                                    -----------
                      TOTAL AUTOMOTIVE DEALERS AND SERVICE STATIONS      61,160
                                                                    -----------
 BUILDING MATERIALS AND GARDEN SUPPLIES--1.46%
         200          Fastenal Co ..................................      7,560
      17,100          Home Depot, Inc ..............................    544,635
       6,200          Lowe's Cos ...................................    321,780
                                                                    -----------
                      TOTAL BUILDING MATERIALS AND GARDEN SUPPLIES      873,975
                                                                    -----------
 BUSINESS SERVICES--7.27%
       3,000        * 3Com Corp ....................................     17,700
       1,275          Adobe Systems, Inc ...........................     50,057
      30,129        * AOL Time Warner, Inc .........................    455,249
       1,567        * APAC Customer Services, Inc ..................      3,918
       1,200        * Ariba, Inc ...................................      3,648
         200        * Aspect Communications Corp ...................      1,666
         200        * Aspen Technology, Inc ........................        780
       7,000          Automatic Data Processing, Inc ...............    250,950
       1,600        * BEA Systems, Inc .............................     19,280
         700        * Bisys Group, Inc .............................      9,205
       1,000        * BMC Software, Inc ............................     13,930
       1,100        * Brocade Communications Systems, Inc ..........      5,742
       1,600        * Cadence Design Systems, Inc ..................     21,440
       1,100        * Ceridian Corp ................................     20,482
         400          Certegy, Inc .................................     12,844
         100        * Checkfree Corp ...............................      2,000
         559        * Ciber, Inc ...................................      4,248
         500        * Citrix Systems, Inc ..........................     11,040
       1,100        * CNET Networks, Inc ...........................      7,788
         567        * Cognizant Technology Solutions Corp ..........     20,678
       1,326        * Computer Horizons Corp .......................      4,906
       2,385        * Compuware Corp ...............................     12,784
       1,800        * Convergys Corp ...............................     33,012
         200        * CSG Systems International, Inc ...............      2,954
         500        * D&B Corp .....................................     20,770
         300          Deluxe Corp ..................................     12,042
       1,200        * DST Systems, Inc .............................     45,120
         100        * Earthlink, Inc ...............................        823
         500        * eFunds Corp ..................................      6,175

                        SEE NOTES TO FINANCIAL STATEMENTS

                   2003 ANNUAL REPORT  TIAA-CREF Institutional Mutual Funds  185

      Statement of Investments - INSTITUTIONAL SOCIAL CHOICE EQUITY FUND -
                               September 30, 2003
--------------------------------------------------------------------------------

    SHARES                                                             VALUE
    ------                                                            -------
 BUSINESS SERVICES--(CONTINUED)
         700        * Electronic Arts, Inc .........................$    64,561
       5,812          Electronic Data Systems Corp .................    117,402
         100          Fair Isaac Corp ..............................      5,896
         168        * Fidelity National Information Solutions, Inc .      4,175
       1,900        * Fiserv, Inc ..................................     68,837
         115        * Getty Images, Inc ............................      4,043
       1,403        * GSI Commerce, Inc ............................     14,002
         700          Henry (Jack) & Associates, Inc ...............     12,173
       2,800        * Homestore, Inc ...............................      7,756
         191        * ICT Group, Inc ...............................      2,046
         285        * iGate Corp ...................................      1,682
       2,388          IMS Health, Inc ..............................     50,387
       1,100        * Intuit, Inc ..................................     53,064
         366        * Iron Mountain, Inc ...........................     13,139
       1,989        * Juniper Networks, Inc ........................     29,676
         600        * Lamar Advertising Co .........................     17,604
         400          Manpower, Inc ................................     14,840
         400        * Mercury Interactive Corp .....................     18,164
      57,900          Microsoft Corp ...............................  1,609,041
       1,115        * Monster Worldwide, Inc .......................     28,076
         500        * National Processing, Inc .....................      9,660
         300        * NCR Corp .....................................      9,507
       2,178        * NIC, Inc .....................................     10,258
       2,000        * Novell, Inc ..................................     10,660
         852        * Nuance Communications, Inc ...................      4,933
       2,200          Omnicom Group, Inc ...........................    158,070
      28,100        * Oracle Corp ..................................    315,282
         400        * PDI, Inc .....................................      9,808
       1,652        * Peoplesoft, Inc ..............................     30,050
         700        * Perot Systems Corp (Class A) .................      7,000
         200        * Pixar, Inc ...................................     13,312
         278        * Portal Software, Inc .........................      4,025
         700        * Retek, Inc ...................................      4,725
       1,093        * Robert Half International, Inc ...............     21,314
         172        * Scansoft, Inc ................................        721
       2,400        * Siebel Systems, Inc ..........................     23,328
       1,308        * Spherion Corp ................................      9,104
      23,300        * Sun Microsystems, Inc ........................     77,123
       2,800        * SunGard Data Systems, Inc ....................     73,668
         600        * Symantec Corp ................................     37,812
         400        * Synopsys, Inc ................................     12,308
       1,800          Total System Services, Inc ...................     47,430
         397        * Trizetto Group, Inc ..........................      2,660
       1,900        * Unisys Corp ..................................     25,707
       1,600        * VeriSign, Inc ................................     21,552
       2,554        * Veritas Software Corp ........................     80,196
         225        * Vitria Technology, Inc .......................      1,136
       3,151        * Yahoo!, Inc ..................................    111,482
                                                                    -----------
                      TOTAL BUSINESS SERVICES                         4,340,626
                                                                    -----------
 CHEMICALS AND ALLIED PRODUCTS--10.42%
         622        * Abgenix, Inc .................................      9,013
         180        * Able Laboratories, Inc .......................      3,368
         300        * Adolor Corp ..................................      5,505
       3,300          Air Products & Chemicals, Inc ................    148,830
         100        * Alexion Pharmaceuticals, Inc .................      1,667
         200        * Alkermes, Inc ................................      2,744
       2,400          Allergan, Inc ................................    188,952
       1,700          Alpharma, Inc (Class A) ......................     31,620
       9,213        * Amgen, Inc ...................................    594,883
         300        * Amylin Pharmaceuticals, Inc ..................      8,472
       1,600        * Andrx Corp ...................................     29,616
       1,200        * Aphton Corp ..................................      6,732
         800        * Atrix Laboratories, Inc ......................     16,472
       1,043        * Avant Immunotherapeutics, Inc ................      2,514
       1,500          Avery Dennison Corp ..........................     75,780
         379        * AVI BioPharma, Inc ...........................      1,959
       1,400          Avon Products, Inc ...........................     90,384
         850        * Barr Laboratories, Inc .......................     57,979
       1,422        * Benthley Pharmaceuticals, Inc ................     23,108
       1,200        * Biogen, Inc ..................................     45,876
         800        * BioMarin Pharmaceutical, Inc .................      6,128
         900        * Biopure Corp .................................      5,823
         208        * Biosite, Inc .................................      5,903
       1,300        * Bone Care International, Inc .................     16,536
         500        * Bradley Pharmaceuticals, Inc .................     13,625
         800          Cabot Corp ...................................     22,808
         400        * Cell Therapeutics, Inc .......................      4,548
         200        * Cephalon, Inc ................................      9,184
         512        * Chattem, Inc .................................      7,107
         466        * Cima Labs, Inc ...............................     13,025
       1,000          Clorox Co ....................................     45,870
       5,000          Colgate-Palmolive Co .........................    279,450
       1,842        * Collagenex Pharmaceuticals, Inc ..............     19,765
       1,300        * Columbia Laboratories, Inc ...................     15,704
         400        * Cubist Pharmaceuticals, Inc ..................      4,316
         203        * Dendreon Corp ................................      1,797
       1,100          Diagnostic Products Corp .....................     39,963
         282        * Digene Corp ..................................     11,523
       1,376        * Dov Pharmaceutical, Inc ......................     24,699
       7,534        * Durect Corp ..................................     25,314
       2,200          Ecolab, Inc ..................................     55,550
       1,763        * Encysive Pharmaceuticals, Inc ................     11,125
         135        * Enzon, Inc ...................................      1,571
         800        * Eon Labs, Inc ................................     30,680
         300        * EPIX Medical, Inc ............................      5,106
       1,447        * Esperion Therapeutics, Inc ...................     28,043
       4,492        * First Horizon Pharmaceutical .................     28,749
       3,835        * Forest Laboratories, Inc .....................    197,311
         282        * Genta, Inc ...................................      3,573
       1,498        * Genzyme Corp .................................     69,283
         500        * Geron Corp ...................................      6,850
       1,357        * Gilead Sciences, Inc .........................     75,897
       9,800          Gillette Co ..................................    313,404
       1,333        * GTC Biotherapeutics, Inc .....................      4,132
       1,400        * Guilford Pharmaceuticals, Inc ................      8,666
         400          H.B. Fuller Co ...............................      9,708
       1,120        * Hollis-Eden Pharmaceuticals ..................     27,283
       1,205        * Human Genome Sciences, Inc ...................     16,460
         500        * ICOS Corp ....................................     19,160
         831        * IDEC Pharmaceuticals Corp ....................     27,548
         600        * Idexx Laboratories, Inc ......................     25,494
         814        * Ilex Oncology, Inc ...........................     13,521
         800        * Immunogen, Inc ...............................      3,560
         933        * Immunomedics, Inc ............................      6,830
       1,828        * Impax Laboratories, Inc ......................     22,868
       1,300        * Indevus Pharmaceuticals, Inc .................      6,955
          47          International Flavors & Fragrances, Inc ......      1,555
         657        * Inverness Medical Innovations, Inc ...........     16,688
         200        * Invitrogen Corp ..............................     11,598
       1,150        * Isis Pharmaceuticals, Inc ....................      7,498
       3,000        * IVAX Corp ....................................     58,800
       2,900        * King Pharmaceuticals, Inc ....................     43,935
         450        * KV Pharmaceutical Co (Class A) ...............     10,125
       1,483        * La Jolla Pharmaceutical Co ...................      5,858
         300        * Lannett Co, Inc ..............................      5,247
         596        * Ligand Pharmaceuticals, Inc (Class B) ........      7,682
         500        * Martek Biosciences Corp ......................     26,335
         830        * Medarex, Inc .................................      4,922
         500          Medicis Pharmaceutical Corp (Class A) ........     29,300

                       SEE NOTES TO FINANCIAL STATEMENTS

186  TIAA-CREF Institutional Mutual Funds  2003 ANNUAL REPORT

      Statement of Investments - INSTITUTIONAL SOCIAL CHOICE EQUITY FUND -
                               September 30, 2003
--------------------------------------------------------------------------------

    SHARES                                                             VALUE
    ------                                                            -------
 CHEMICALS AND ALLIED PRODUCTS--(CONTINUED)
       1,741        * MedImmune, Inc ...............................$    57,470
      20,942          Merck & Co, Inc ..............................  1,060,084
         783          Meridian Bioscience, Inc .....................      7,846
         100        * MGI Pharma, Inc ..............................      3,926
       2,000        * Millennium Pharmaceuticals, Inc ..............     30,780
       2,950          Mylan Laboratories, Inc ......................    114,018
       1,200        * Nabi Biopharmaceuticals ......................     10,116
         800        * Nektar Therapeutics ..........................     10,240
         500        * Neose Technologies, Inc ......................      4,675
         100        * Neurocrine Biosciences, Inc ..................      4,952
       1,029        * Noven Pharmaceuticals, Inc ...................     11,731
         100        * NPS Pharmaceuticals, Inc .....................      2,785
         100        * OraSure Technologies, Inc ....................        950
         243        * OSI Pharmaceuticals, Inc .....................      7,890
       3,170        * Pain Therapeutics, Inc .......................     19,496
       4,552        * Palatin Technologies, Inc ....................     21,850
         900        * Penwest Pharmaceuticals Co ...................     19,350
       3,500        * Peregrine Pharmaceuticals, Inc ...............      7,525
         451        * Pharmaceutical Resources, Inc ................     30,767
       1,500        * Pozen, Inc ...................................     26,670
       1,800        * Praecis Pharmaceuticals, Inc .................     12,078
       2,100          Praxair, Inc .................................    130,095
      12,201          Procter & Gamble Co ..........................  1,132,497
         700        * Progenics Pharmaceuticals ....................     12,054
         400        * Protein Design Labs, Inc .....................      5,544
       2,700          Rohm & Haas Co ...............................     90,315
         870        * Salix Pharmaceuticals Ltd ....................     16,756
         500        * Sepracor, Inc ................................     13,770
         280        * Serologicals Corp ............................      3,682
       1,100        * SICOR, Inc ...................................     21,208
         800          Sigma-Aldrich Corp ...........................     41,552
         887        * SuperGen, Inc ................................      6,661
         300        * Tanox, Inc ...................................      6,003
         495        * Third Wave Technologies, Inc .................      1,599
       1,282        * Unifi, Inc ...................................      6,154
         727        * Vertex Pharmaceuticals, Inc ..................      8,942
         299        * Vicuron Pharmaceuticals, Inc .................      5,292
       1,700        * Watson Pharmaceuticals, Inc ..................     70,873
       1,303        * Zymogenetics, Inc ............................     19,089
                                                                    -----------
                      TOTAL CHEMICALS AND ALLIED PRODUCTS             6,224,717
                                                                    -----------
 COMMUNICATIONS--4.90%
       2,100          Alltel Corp ..................................     97,314
       5,736          AT&T Corp ....................................    123,611
      10,986        * AT&T Wireless Services, Inc ..................     89,865
       2,660        * Avaya, Inc ...................................     28,994
      14,900          BellSouth Corp ...............................    352,832
       1,200        * Cablevision Systems Corp (Class A) ...........     21,720
         200          CenturyTel, Inc ..............................      6,778
      11,772        * Comcast Corp .................................    363,519
       4,600        * Comcast Corp Special .........................    135,884
         200        * Foundry Networks, Inc ........................      4,302
       1,300        * Infonet Services Corp (Class B) ..............      2,704
       3,262        * InterActiveCorp ..............................    107,809
      33,411        * Lucent Technologies, Inc .....................     72,168
         400        * Mastec, Inc ..................................      3,880
       3,264        * Nextel Communications, Inc (Class A) .........     64,268
      28,500          SBC Communications, Inc ......................    634,125
       6,200          Sprint Corp (FON Group) ......................     93,620
       2,000        * Sprint Corp (PCS Group) ......................     11,460
         800        * Univision Communications, Inc (Class A) ......     25,544
      21,000          Verizon Communications, Inc ..................    681,240
         100        * West Corp ....................................      2,379
         149        * XM Satellite Radio Holdings, Inc .............      2,314
                                                                    -----------
                      TOTAL COMMUNICATIONS                            2,926,330
                                                                    -----------
 DEPOSITORY INSTITUTIONS--10.79%
       1,700          AmSouth Bancorp ..............................     36,074
      13,689          Bank Of America Corp .........................  1,068,290
      13,000          Bank One Corp ................................    502,450
       6,900          BB&T Corp ....................................    247,779
         745          Charter One Financial, Inc ...................     22,797
       1,300          Comerica, Inc ................................     60,580
       3,800        * Concord EFS, Inc .............................     51,946
       5,100          Fifth Third Bancorp ..........................    282,897
      12,600          FleetBoston Financial Corp ...................    379,890
       1,600          Golden West Financial Corp ...................    143,216
         750          Greenpoint Financial Corp ....................     22,395
         300          IndyMac Bancorp, Inc .........................      6,951
      17,400          J.P. Morgan Chase & Co .......................    597,342
       5,000          KeyCorp ......................................    127,850
       3,000          Mellon Financial Corp ........................     90,420
       7,387          National City Corp ...........................    217,621
         400          New York Community Bancorp, Inc ..............     12,604
         300          North Fork Bancorp, Inc ......................     10,425
       1,500          Northern Trust Corp ..........................     63,660
         500          People's Bank ................................     14,970
       3,100          PNC Financial Services Group, Inc ............    147,498
       1,600          Regions Financial Corp .......................     54,800
       1,000          Sovereign Bancorp, Inc .......................     18,550
       2,400          State Street Corp ............................    108,000
       3,200          SunTrust Banks, Inc ..........................    193,184
       1,800          Synovus Financial Corp .......................     44,982
      19,400          U.S. Bancorp .................................    465,406
         800          Union Planters Corp ..........................     25,312
         200          UnionBanCal Corp .............................      9,920
      14,100          Wachovia Corp ................................    580,779
      16,200          Wells Fargo & Co .............................    834,300
                                                                    -----------
                      TOTAL DEPOSITORY INSTITUTIONS                   6,442,888
                                                                    -----------
 EATING AND DRINKING PLACES--0.78%
         100          Applebee's International, Inc ................      3,148
       1,950          Darden Restaurants, Inc ......................     37,050
      14,474          McDonald's Corp ..............................    340,718
         800          Outback Steakhouse, Inc ......................     30,296
       1,700          Wendy's International, Inc ...................     54,910
                                                                    -----------
                      TOTAL EATING AND DRINKING PLACES                  466,122
                                                                    -----------
 EDUCATIONAL SERVICES--0.11%
       1,019        * Apollo Group, Inc (Class A) ..................     67,285
          49        * Sylvan Learning Systems, Inc .................      1,337
                                                                    -----------
                      TOTAL EDUCATIONAL SERVICES                         68,622
                                                                    -----------
 ELECTRIC, GAS, AND SANITARY SERVICES--4.78%
       6,195        * AES Corp .....................................     45,967
       1,300          AGL Resources, Inc ...........................     36,621
       8,300        * Allegheny Energy, Inc ........................     75,862
       3,800          Allete, Inc ..................................    104,044
       8,576        * Aquila, Inc ..................................     28,987
         200          Atmos Energy Corp ............................      4,788
       3,133          Avista Corp ..................................     48,812
       1,700          Black Hills Corp .............................     52,462
       4,994        * Calpine Corp .................................     24,421
         811        * Casella Waste Systems, Inc (Class A) .........     10,073
         900          Chesapeake Utilities Corp ....................     20,628
         100        * Citizens Communications Co ...................      1,121
       4,307          Cleco Corp ...................................     70,376
         300          Connecticut Water Service, Inc ...............      8,097
       9,300          DPL, Inc .....................................    159,495
       2,500          Empire District Electric Co ..................     55,000
         200          Energen Corp .................................      7,236
       3,000          Equitable Resources, Inc .....................    123,300

                        SEE NOTES TO FINANCIAL STATEMENTS

                   2003 ANNUAL REPORT  TIAA-CREF Institutional Mutual Funds  187

      Statement of Investments - INSTITUTIONAL SOCIAL CHOICE EQUITY FUND -
                               September 30, 2003
--------------------------------------------------------------------------------

    SHARES                                                             VALUE
    ------                                                            -------
 ELECTRIC, GAS, AND SANITARY SERVICES--(CONTINUED)
       3,200          Hawaiian Electric Industries, Inc ............$   139,296
       4,300          Idacorp, Inc .................................    109,650
       5,200          KeySpan Corp .................................    182,416
       3,400          Kinder Morgan, Inc ...........................    183,634
       2,224          MGE Energy, Inc ..............................     67,298
       4,100          National Fuel Gas Co .........................     93,685
         200          New Jersey Resources Corp ....................      7,208
       1,300          Nicor, Inc ...................................     45,682
       8,407          NiSource, Inc ................................    167,972
         916        * NiSource, Inc (Sails) ........................      2,162
      10,100          OGE Energy Corp ..............................    228,159
         900          Otter Tail Corp ..............................     23,526
       1,300          Peoples Energy Corp ..........................     53,794
       7,900          Pepco Holdings, Inc ..........................    136,512
         300          Philadelphia Suburban Corp ...................      7,224
         200          Piedmont Natural Gas Co, Inc .................      7,800
       7,500          Puget Energy, Inc ............................    168,225
       2,900          Questar Corp .................................     89,349
         890          Resource America, Inc (Class A) ..............     10,573
         500          SEMCO Energy, Inc ............................      2,300
       5,822        * Sierra Pacific Resources .....................     28,237
         115        * Southern Union Co ............................      1,964
         200        * Stericycle, Inc ..............................      9,434
         100          UGI Corp .....................................      2,893
       2,927          Unisource Energy Corp ........................     55,672
         300        * Waste Connections, Inc .......................     10,527
         900          Western Gas Resources, Inc ...................     34,200
       1,500          WGL Holdings, Inc ............................     41,370
       6,981          Williams Cos, Inc ............................     65,761
                                                                    -----------
                      TOTAL ELECTRIC, GAS, AND SANITARY SERVICES      2,853,813
                                                                    -----------
 ELECTRONIC AND OTHER ELECTRIC EQUIPMENT--6.02%
       6,200        * ADC Telecommunications, Inc ..................     14,446
         200        * Advanced Fibre Communications, Inc ...........      4,194
       2,900        * Advanced Micro Devices, Inc ..................     32,219
         174        * Agere Systems, Inc (Class A) .................        534
       5,500        * Agere Systems, Inc (Class B) .................     15,895
       2,000        * Altera Corp ..................................     37,800
       1,493          American Power Conversion Corp ...............     25,590
       2,100          Ametek, Inc ..................................     90,006
       2,300        * Analog Devices, Inc ..........................     87,446
         440        * Arris Group, Inc .............................      2,530
         953        * Artesyn Technologies, Inc ....................      7,224
       1,497        * Avanex Corp ..................................      7,260
       1,634          AVX Corp .....................................     22,369
         500          Baldor Electric Co ...........................     10,555
       1,465        * Broadcom Corp (Class A) ......................     38,998
         862        * C-COR.net Corp ...............................      5,689
       3,100        * CIENA Corp ...................................     18,321
       1,100        * Comverse Technology, Inc .....................     16,456
         800        * Conexant Systems, Inc ........................      4,528
       3,764        * Corvis Corp ..................................      4,818
       8,300          Emerson Electric Co ..........................    436,995
         400        * Energizer Holdings, Inc ......................     14,708
       1,000        * Finisar Corp .................................      2,250
         300          Harman International Industries, Inc .........     29,505
         200        * Harmonic, Inc ................................      1,254
         800          Hubbell, Inc (Class B) .......................     29,192
      44,600          Intel Corp ...................................  1,226,946
         400          Intersil Corp (Class A) ......................      9,520
         826        * InterVoice, Inc ..............................      7,384
         941        * Jabil Circuit, Inc ...........................     24,513
      10,739        * JDS Uniphase Corp ............................     38,660
         497        * Kemet Corp ...................................      6,332
         284          LSI Industries, Inc ..........................      4,002
       2,500        * LSI Logic Corp ...............................     22,475
       2,200          Maxim Integrated Products, Inc ...............     86,900
         352        * McData Corp (Class A) ........................      4,213
         800          Microchip Technology, Inc ....................     19,152
       3,847        * Micron Technology, Inc .......................     51,627
       1,554          Molex, Inc ...................................     44,429
      19,300          Motorola, Inc ................................    231,021
       4,100        * MRV Communications, Inc ......................     11,521
         617        * Mykrolis Corp ................................      7,490
       1,000        * National Semiconductor Corp ..................     32,290
         300        * New Focus, Inc ...............................      1,347
         700        * Novellus Systems, Inc ........................     23,625
         600        * Nvidia Corp ..................................      9,547
       1,157        * Optical Communication Products, Inc ..........      2,731
       1,055        * Parthusceva, Inc .............................      9,062
         300        * Polycom, Inc .................................      4,983
       3,000        * Proxim Corp (Class A) ........................      4,470
         300        * QLogic Corp ..................................     14,103
       5,412          Qualcomm, Inc ................................    225,356
         800          Scientific-Atlanta, Inc ......................     24,920
       6,255        * Sirius Satellite Radio, Inc ..................     11,447
         900        * Skyworks Solutions, Inc ......................      8,190
         400        * Stratex Networks, Inc ........................      1,540
       1,300        * Sycamore Networks, Inc .......................      6,370
       3,386        * Tellabs, Inc .................................     22,991
      16,300        * Tellium, Inc .................................     22,983
      13,000          Texas Instruments, Inc .......................    296,400
         786        * Thomas & Betts Corp ..........................     12,458
         313        * Three-Five Systems, Inc ......................      1,725
         400        * Turnstone Systems, Inc .......................      1,148
         300        * Utstarcom, Inc ...............................      9,543
       1,475        * Vishay Intertechnology, Inc ..................     25,842
         200          Whirlpool Corp ...............................     13,554
       1,900        * Xilinx, Inc ..................................     54,169
                                                                    -----------
                      TOTAL ELECTRONIC AND OTHER ELECTRIC EQUIPMENT   3,597,761
                                                                    -----------
 ENGINEERING AND MANAGEMENT SERVICES--0.63%
         207        * aaiPharma, Inc ...............................      3,542
         173        * Affymetrix, Inc ..............................      3,631
         600        * Antigenics, Inc ..............................      7,320
         600        * Applera Corp (Celera Genomics Group) .........      7,014
       1,293        * Ariad Pharmaceuticals, Inc ...................      7,784
       1,600        * BearingPoint, Inc ............................     12,768
         967        * Ciphergen Biosystems, Inc ....................     11,942
         100        * Covance, Inc .................................      2,238
       1,013        * CuraGen Corp .................................      5,095
         100        * CV Therapeutics, Inc .........................      2,200
       2,600        * Decode Genetics, Inc .........................     12,246
         172        * Exult, Inc ...................................      1,383
         130        * Gartner, Inc (Class B) .......................      1,416
         964        * Gene Logic, Inc ..............................      4,531
       2,093        * Incyte Corp ..................................      9,649
         708        * Kosan Biosciences, Inc .......................      5,636
         570        * Lexicon Genetics, Inc ........................      2,941
         500        * Luminex Corp .................................      3,375
       1,600          Moody's Corp .................................     87,952
       3,800          Paychex, Inc .................................    128,934
         100        * Pharmaceutical Product Development, Inc ......      2,399
         469        * Regeneron Pharmaceuticals, Inc ...............      8,287
       1,100        * Savient Pharmaceuticals, Inc .................      5,555
       1,600        * Seattle Genetics, Inc ........................      9,712
         869        * Transkaryotic Therapies, Inc .................      9,081
         431        * TRC Cos, Inc .................................      7,094
       1,300        * Tularik, Inc .................................     12,818
                                                                    -----------
                      TOTAL ENGINEERING AND MANAGEMENT SERVICES         376,543
                                                                    -----------

                       SEE NOTES TO FINANCIAL STATEMENTS

188  TIAA-CREF Institutional Mutual Funds  2003 ANNUAL REPORT

      Statement of Investments - INSTITUTIONAL SOCIAL CHOICE EQUITY FUND -
                               September 30, 2003
--------------------------------------------------------------------------------

    SHARES                                                             VALUE
    ------                                                            -------
 FABRICATED METAL PRODUCTS--1.06%
       2,300        * Crown Holdings, Inc ..........................$    15,525
         700          Harsco Corp ..................................     26,929
       5,100          Illinois Tool Works, Inc .....................    337,926
       6,900          Masco Corp ...................................    168,912
       1,199          Material Sciences Corp .......................     12,254
         700          Snap-On, Inc .................................     19,355
       1,700          Stanley Works ................................     50,184
         865        * Tower Automotive, Inc ........................      3,893
                                                                    -----------
                      TOTAL FABRICATED METAL PRODUCTS                   634,978
                                                                    -----------
 FOOD AND KINDRED PRODUCTS--3.82%
       2,200          Campbell Soup Co .............................     58,300
      20,400          Coca-Cola Co .................................    876,384
       1,300          Coca-Cola Enterprises, Inc ...................     24,778
       3,300          General Mills, Inc ...........................    155,331
       4,200          H.J. Heinz Co ................................    143,976
       1,400          Hershey Foods Corp ...........................    101,752
       3,000          Kellogg Co ...................................    100,050
         600          Pepsi Bottling Group, Inc ....................     12,348
      15,200          PepsiCo, Inc .................................    696,616
       2,000          Wrigley (Wm.) Jr Co ..........................    110,600
                                                                    -----------
                      TOTAL FOOD AND KINDRED PRODUCTS                 2,280,135
                                                                    -----------
 FOOD STORES--0.74%
       4,600          Albertson's, Inc .............................     94,622
       7,600        * Kroger Co ....................................    135,812
       1,100        * Pathmark Stores, Inc .........................      7,667
       4,000        * Safeway, Inc .................................     91,760
       3,807        * Starbucks Corp ...............................    109,642
         100          Winn-Dixie Stores, Inc .......................        965
                                                                    -----------
                      TOTAL FOOD STORES                                 440,468
                                                                    -----------
 FURNITURE AND FIXTURES--0.46%
       1,200          Hillenbrand Industries, Inc ..................     67,704
       1,500          Johnson Controls, Inc ........................    141,900
         300        * Lear Corp ....................................     15,792
       1,100          Leggett & Platt, Inc .........................     23,793
       1,200          Newell Rubbermaid, Inc .......................     26,004
                                                                    -----------
                      TOTAL FURNITURE AND FIXTURES                      275,193
                                                                    -----------
 FURNITURE AND HOMEFURNISHINGS STORES--0.35%
       2,100        * Bed Bath & Beyond, Inc .......................     80,178
       1,700        * Best Buy Co, Inc .............................     80,784
       1,053          Circuit City Stores, Inc (Circuit City Group)      10,035
       1,000          RadioShack Corp ..............................     28,410
         300        * Williams-Sonoma, Inc .........................      8,094
                                                                    -----------
                      TOTAL FURNITURE AND HOMEFURNISHINGS STORES        207,501
                                                                    -----------
 GENERAL BUILDING CONTRACTORS--0.23%
         300          Centex Corp ..................................     23,364
         800          D.R. Horton, Inc .............................     26,160
         200          KB Home ......................................     11,932
          30          Lennar Corp ..................................      2,249
         300          Lennar Corp (Class A) ........................     23,337
         700          Pulte Homes, Inc .............................     47,607
                                                                    -----------
                      TOTAL GENERAL BUILDING CONTRACTORS                134,649
                                                                    -----------
 GENERAL MERCHANDISE STORES--1.58%
         400        * Big Lots, Inc ................................      6,324
         200        * BJ's Wholesale Club, Inc .....................      3,874
       4,070        * Costco Wholesale Corp ........................    126,496
       1,800          Dollar General Corp ..........................     36,000
         567        * Dollar Tree Stores, Inc ......................     18,995
         900          Family Dollar Stores, Inc ....................     35,901
       2,100          J.C. Penney Co, Inc ..........................     44,877
       2,343        * Kohl's Corp ..................................    125,351
       4,600          May Department Stores Co .....................    113,298
         500        * Saks, Inc ....................................      5,765
       2,500          Sears Roebuck & Co ...........................    109,325
       8,400          Target Corp ..................................    316,092
                                                                    -----------
                      TOTAL GENERAL MERCHANDISE STORES                  942,298
                                                                    -----------
 HEALTH SERVICES--0.46%
         100        * Apria Healthcare Group, Inc ..................      2,738
       2,400        * Caremark Rx, Inc .............................     54,240
         100        * Coventry Health Care, Inc ....................      5,274
         300        * DaVita, Inc ..................................      9,549
         400        * Express Scripts, Inc .........................     24,460
         800        * First Health Group Corp ......................     20,920
       2,200          Health Management Associates, Inc (Class A) ..     47,982
         462        * LifePoint Hospitals, Inc .....................     11,111
         700        * Lincare Holdings, Inc ........................     25,655
         600          Manor Care, Inc ..............................     18,000
         200        * Option Care, Inc .............................      2,402
         300        * Orthodontic Centers Of America, Inc ..........      2,364
         762        * Specialty Laboratories, Inc ..................      9,944
         800        * Triad Hospitals, Inc .........................     24,224
         300        * Universal Health Services, Inc (Class B) .....     14,835
                                                                    -----------
                      TOTAL HEALTH SERVICES                             273,698
                                                                    -----------
 HOLDING AND OTHER INVESTMENT OFFICES--2.89%
       3,190          Allied Capital Corp ..........................     78,442
       2,558          Archstone-Smith Trust ........................     67,480
         200          AvalonBay Communities, Inc ...................      9,360
         200          Boston Properties, Inc .......................      8,694
         200          CarrAmerica Realty Corp ......................      5,970
       1,000          Crescent Real Estate Equities Co .............     14,500
       1,056          Duke Realty Corp .............................     30,835
       8,700          Equity Office Properties Trust ...............    239,511
       4,713          Equity Residential ...........................    137,997
         200        * FelCor Lodging Trust, Inc ....................      2,072
         200          General Growth Properties, Inc ...............     14,340
         400          Health Care Property Investors, Inc ..........     18,680
         200          Highwoods Properties, Inc ....................      4,772
         500          Hospitality Properties Trust .................     17,540
       2,000          HRPT Properties Trust ........................     18,280
         600          iStar Financial, Inc .........................     23,370
         800          Kimco Realty Corp ............................     32,776
         200          Liberty Property Trust .......................      7,396
         700        * Meristar Hospitality Corp ....................      4,956
       1,400          MFA Mortgage Investments, Inc ................     13,328
         623          New Plan Excel Realty Trust ..................     14,516
       4,700          Plum Creek Timber Co, Inc ....................    119,568
         300          Popular, Inc .................................     11,940
       2,800          Prologis .....................................     84,700
       1,338          Public Storage, Inc ..........................     52,490
         200          Rouse Co .....................................      8,340
       2,600          Simon Property Group, Inc ....................    113,308
       1,300          Vornado Realty Trust .........................     62,452
      12,500          Washington Mutual, Inc .......................    492,125
         300          Weingarten Realty Investors ..................     13,500
                                                                    -----------
                      TOTAL HOLDING AND OTHER INVESTMENT OFFICES      1,723,238
                                                                    -----------
 HOTELS AND OTHER LODGING PLACES--0.10%
         500        * Boca Resorts, Inc (Class A) ..................      6,480
         400        * Choice Hotels International, Inc .............     11,608
       1,100        * Extended Stay America, Inc ...................     16,423
       2,607        * Prime Hospitality Corp .......................     22,655
                                                                    -----------
                      TOTAL HOTELS AND OTHER LODGING PLACES              57,166
                                                                    -----------
 INDUSTRIAL MACHINERY AND EQUIPMENT--8.89%
       9,800          3M Co ........................................    676,886
         700          Alamo Group, Inc .............................      9,982
         800        * American Standard Cos, Inc ...................     67,400
       1,100          Ampco-Pittsburgh Corp ........................     13,189
       2,747        * Apple Computer, Inc ..........................     56,671

                        SEE NOTES TO FINANCIAL STATEMENTS

                   2003 ANNUAL REPORT  TIAA-CREF Institutional Mutual Funds  189

      Statement of Investments - INSTITUTIONAL SOCIAL CHOICE EQUITY FUND -
                               September 30, 2003
--------------------------------------------------------------------------------

    SHARES                                                             VALUE
    ------                                                            -------
 INDUSTRIAL MACHINERY AND EQUIPMENT--(CONTINUED)
      11,958        * Applied Materials, Inc .......................$   216,918
         179        * Astec Industries, Inc ........................      1,844
       9,400          Baker Hughes, Inc ............................    278,146
         400          Black & Decker Corp ..........................     16,220
         194        * Brooks Automation, Inc .......................      4,055
      45,500        * Cisco Systems, Inc ...........................    889,070
         200        * Cooper Cameron Corp ..........................      9,242
         700          Cummins, Inc .................................     31,101
       2,400          Deere & Co ...................................    127,944
      16,800        * Dell, Inc ....................................    560,952
         400          Diebold, Inc .................................     20,260
      15,600        * EMC Corp .....................................    197,028
         400        * Emulex Corp ..................................     10,188
       3,600        * Gateway, Inc .................................     20,376
       1,500        * Global Power Equipment Group, Inc ............      7,905
         800          Graco, Inc ...................................     30,040
       2,100        * Grant Prideco, Inc ...........................     21,399
       2,131        * Handspring, Inc ..............................      2,408
      21,888          Hewlett-Packard Co ...........................    423,752
         940        * InFocus Corp .................................      4,568
         257        * Interland, Inc ...............................      1,976
      12,406          International Business Machines Corp .........  1,095,822
         400        * Lam Research Corp ............................      8,860
         800        * Lexmark International, Inc ...................     50,408
         395          Lincoln Electric Holdings, Inc ...............      8,773
         700        * Maxtor Corp ..................................      8,519
       1,261        * Milacron, Inc ................................      2,900
       1,200          Modine Manufacturing Co ......................     28,560
       1,800        * Network Appliance, Inc .......................     36,954
         600          Nordson Corp .................................     15,534
         735        * Palm, Inc ....................................     14,369
         232          Pentair, Inc .................................      9,250
       3,400          Pitney Bowes, Inc ............................    130,288
         800        * Quantum Corp .................................      2,464
         200        * Sandisk Corp .................................     12,748
       2,031        * Semitool, Inc ................................     16,167
         500        * Smith International, Inc .....................     17,990
       7,139        * Solectron Corp ...............................     41,763
         400        * SPX Corp .....................................     18,112
         400        * Storage Technology Corp ......................      9,656
       1,100          Symbol Technologies, Inc .....................     13,145
         300        * UNOVA, Inc ...................................      4,395
         500        * Western Digital Corp .........................      6,445
       5,500        * Xerox Corp ...................................     56,430
                                                                    -----------
                      TOTAL INDUSTRIAL MACHINERY AND EQUIPMENT        5,309,072
                                                                    -----------
 INSTRUMENTS AND RELATED PRODUCTS--3.31%
         455        * Advanced Medical Optics, Inc .................      8,172
         400        * Aksys Ltd ....................................      3,996
         500        * Align Technology, Inc ........................      6,255
       2,200          Applera Corp (Applied Biosystems Group) ......     49,082
         400          Arrow International, Inc .....................      9,200
         400          Bard (C.R.), Inc .............................     28,400
         300          Bausch & Lomb, Inc ...........................     13,245
       6,748          Baxter International, Inc ....................    196,097
         400          Beckman Coulter, Inc .........................     18,216
       2,800          Becton Dickinson & Co ........................    101,136
       2,210          Biomet, Inc ..................................     74,278
       2,400        * Boston Scientific Corp .......................    153,120
         638        * Bruker BioSciences Corp ......................      2,807
         100        * Cardiac Science, Inc .........................        416
         800        * Cerus Corp ...................................      3,704
         873        * Closure Medical Corp .........................     21,292
         269        * Concord Camera Corp ..........................      2,865
         400        * Credence Systems Corp ........................      4,600
         380        * Cytyc Corp ...................................      5,715
         500          Dentsply International, Inc ..................     22,420
         100        * DJ Orthopedics, Inc ..........................      1,395
         100        * Edwards Lifesciences Corp ....................      2,708
       2,950          Guidant Corp .................................    138,208
         531        * Input/Output, Inc ............................      2,076
       1,900        * Invision Technologies, Inc ...................     46,246
       1,100        * KLA-Tencor Corp ..............................     56,540
      11,300          Medtronic, Inc ...............................    530,196
         200        * Millipore Corp ...............................      9,212
         247        * MKS Instruments, Inc .........................      5,350
         551          Oakley, Inc ..................................      5,510
         300        * Orthologic Corp ..............................      1,614
       1,200          PerkinElmer, Inc .............................     18,372
       1,400        * St. Jude Medical, Inc ........................     75,278
       1,800          Stryker Corp .................................    135,558
         100        * Techne Corp ..................................      3,179
         100          Tektronix, Inc ...............................      2,475
         600          Teleflex, Inc ................................     26,058
         746        * Theragenics Corp .............................      4,252
         600        * Therasense, Inc ..............................      7,494
       1,400        * Thermo Electron Corp .........................     30,380
         500        * TriPath Imaging, Inc .........................      4,350
         400        * Varian Medical Systems, Inc ..................     22,992
       1,034        * Vivus, Inc ...................................      3,619
         800        * Waters Corp ..................................     21,944
       1,700        * Zimmer Holdings, Inc .........................     93,670
         157        * Zygo Corp ....................................      2,575
                                                                    -----------
                      TOTAL INSTRUMENTS AND RELATED PRODUCTS          1,976,267
                                                                    -----------
 INSURANCE AGENTS, BROKERS AND SERVICE--0.87%
       3,000          AON Corp .....................................     62,550
         700          Gallagher (Arthur J.) & Co ...................     19,796
       7,800          Marsh & McLennan Cos, Inc ....................    371,358
       2,501        * Medco Health Solutions, Inc ..................     64,851
                                                                    -----------
                      TOTAL INSURANCE AGENTS, BROKERS AND SERVICE       518,555
                                                                    -----------
 INSURANCE CARRIERS--5.14%
         300        * AdvancePCS ...................................     13,671
       1,500          Aetna, Inc ...................................     91,545
       4,800          Aflac, Inc ...................................    155,040
         100          Ambac Financial Group, Inc ...................      6,400
      17,700          American International Group, Inc ............  1,021,290
       1,318        * Anthem, Inc ..................................     94,013
       1,100          Chubb Corp ...................................     71,368
       1,100          Cigna Corp ...................................     49,115
       1,800          Cincinnati Financial Corp ....................     71,928
         500          Erie Indemnity Co (Class A) ..................     19,450
       2,200          Hartford Financial Services Group, Inc .......    115,786
         800        * Health Net, Inc ..............................     25,336
       2,000        * Humana, Inc ..................................     36,100
       1,500          Jefferson-Pilot Corp .........................     66,570
         200          Leucadia National Corp .......................      7,570
       2,100          Lincoln National Corp ........................     74,298
         500          MBIA, Inc ....................................     27,485
         300          MGIC Investment Corp .........................     15,621
         100        * Mid Atlantic Medical Services, Inc ...........      5,143
         100          MONY Group, Inc ..............................      3,255
         500        * Oxford Health Plans, Inc .....................     20,655
         700          Phoenix Cos, Inc .............................      8,085
       3,300          Principal Financial Group ....................    102,267
       1,200          Progressive Corp .............................     82,932
       6,900          Prudential Financial, Inc ....................    257,784
         900          Safeco Corp ..................................     31,734
       1,600          St. Paul Cos, Inc ............................     59,248

                       SEE NOTES TO FINANCIAL STATEMENTS

190  TIAA-CREF Institutional Mutual Funds  2003 ANNUAL REPORT

      Statement of Investments - INSTITUTIONAL SOCIAL CHOICE EQUITY FUND -
                               September 30, 2003
--------------------------------------------------------------------------------

    SHARES                                                             VALUE
    ------                                                            -------
 INSURANCE CARRIERS--(CONTINUED)
       7,400          Travelers Property Casualty Corp (Class B) ...$   117,512
       5,600          UnitedHealth Group, Inc ......................    281,792
       2,100          UnumProvident Corp ...........................     31,017
       1,400        * Wellpoint Health Networks, Inc ...............    107,912
                                                                    -----------
                      TOTAL INSURANCE CARRIERS                        3,071,922
                                                                    -----------
 LEATHER AND LEATHER PRODUCTS--0.04%
         437        * Coach, Inc ...................................     23,860
                                                                    -----------
                      TOTAL LEATHER AND LEATHER PRODUCTS                 23,860
                                                                    -----------
 LUMBER AND WOOD PRODUCTS--0.01%
         700        * Champion Enterprises, Inc ....................      4,445
                                                                    -----------
                      TOTAL LUMBER AND WOOD PRODUCTS                      4,445
                                                                    -----------
 METAL MINING--0.11%
       1,043        * Cleveland-Cliffs, Inc ........................     26,701
       1,200          Royal Gold, Inc ..............................     21,960
       2,702        * Stillwater Mining Co .........................     17,023
                                                                    -----------
                      TOTAL METAL MINING                                 65,684
                                                                    -----------
 MISCELLANEOUS MANUFACTURING INDUSTRIES--0.23%
         686          Callaway Golf Co .............................      9,789
         800        * K2, Inc ......................................     11,880
       5,510          Mattel, Inc ..................................    104,470
         297          Russ Berrie & Co, Inc ........................     10,006
         110        * Steinway Musical Instruments, Inc ............      1,953
                                                                    -----------
                      TOTAL MISCELLANEOUS MANUFACTURING INDUSTRIES      138,098
                                                                    -----------
 MISCELLANEOUS RETAIL--1.43%
       1,448        * Amazon.com, Inc ..............................     70,025
         643        * Blue Rhino Corp ..............................      7,124
       3,500          CVS Corp .....................................    108,710
       3,000        * eBay, Inc ....................................    160,530
         200          Michaels Stores, Inc .........................      8,152
       1,588        * Office Depot, Inc ............................     22,311
         500          Omnicare, Inc ................................     18,030
         230        * Overstock.com, Inc ...........................      3,425
         384          Petsmart, Inc ................................      8,717
       3,659        * Staples, Inc .................................     86,901
         600          Tiffany & Co .................................     22,398
       1,400        * Toys "R" Us, Inc .............................     16,842
       9,400          Walgreen Co ..................................    288,016
       1,108          World Fuel Services Corp .....................     31,102
                                                                    -----------
                      TOTAL MISCELLANEOUS RETAIL                        852,283
                                                                    -----------
 MOTION PICTURES--1.17%
      24,256        * Liberty Media Corp (Class A) .................    241,832
       3,100        * Metro-Goldwyn-Mayer, Inc .....................     47,554
         100          Regal Entertainment Group (Class A) ..........      1,860
      20,100          Walt Disney Co ...............................    405,417
                                                                    -----------
                      TOTAL MOTION PICTURES                             696,663
                                                                    -----------
 NONDEPOSITORY INSTITUTIONS--4.07%
         440          Advanta Corp (Class A) .......................      4,840
         700          American Capital Strategies Ltd ..............     17,402
      13,000          American Express Co ..........................    585,780
       1,700          Capital One Financial Corp ...................     96,968
       1,100          Charter Municipal Mortgage Acceptance Co .....     20,218
       2,110          CIT Group, Inc ...............................     60,684
         844          Countrywide Financial Corp ...................     66,068
      10,215          Fannie Mae ...................................    717,093
       6,900          Freddie Mac ..................................    361,215
      11,450          MBNA Corp ....................................    261,060
       2,300        * Providian Financial Corp .....................     27,117
       5,200          SLM Corp .....................................    202,592
         100          Student Loan Corp ............................     11,933
                                                                    -----------
                      TOTAL NONDEPOSITORY INSTITUTIONS                2,432,970
                                                                    -----------
 NONMETALLIC MINERALS, EXCEPT FUELS--0.14%
       1,600          Amcol International Corp .....................     19,776
       1,600          Vulcan Materials Co ..........................     63,856
                                                                    -----------
                      TOTAL NONMETALLIC MINERALS, EXCEPT FUELS           83,632
                                                                    -----------
 OIL AND GAS EXTRACTION--2.69%
       4,500          Anadarko Petroleum Corp ......................    187,920
       3,497          Apache Corp ..................................    242,482
         700          Berry Petroleum Co (Class A) .................     12,796
         400          Cabot Oil & Gas Corp (Class A) ...............     10,400
       3,074          Chesapeake Energy Corp .......................     33,138
         578        * Cimarex Energy Co ............................     11,329
         309        * Clayton Williams Energy, Inc .................      5,825
         500        * Comstock Resources, Inc ......................      6,680
       1,300        * Denbury Resources, Inc .......................     16,068
       4,393          Devon Energy Corp ............................    211,699
       1,200        * Energy Partners Ltd ..........................     13,344
       2,200          ENSCO International, Inc .....................     59,004
       2,600          EOG Resources, Inc ...........................    108,524
       1,300        * Forest Oil Corp ..............................     31,135
         200        * Global Industries Ltd ........................        910
         661        * Harvest Natural Resources, Inc ...............      4,065
         900          Helmerich & Payne, Inc .......................     23,526
       2,712        * Horizon Offshore, Inc ........................     11,146
         700        * Houston Exploration Co .......................     24,570
         209        * KCS Energy, Inc ..............................      1,421
         968        * Magnum Hunter Resources, Inc .................      7,734
       3,033        * Meridian Resource Corp .......................     13,072
       1,100        * Newfield Exploration Co ......................     42,427
       1,800          Noble Energy, Inc ............................     68,940
         700        * Nuevo Energy Co ..............................     12,719
         800        * Patterson-UTI Energy, Inc ....................     21,656
       3,400        * Pioneer Natural Resources Co .................     86,564
       1,200          Pogo Producing Co ............................     54,336
         400        * Pride International, Inc .....................      6,780
       1,100        * Range Resources Corp .........................      7,524
         600        * Rowan Cos, Inc ...............................     14,748
         200          St. Mary Land & Exploration Co ...............      5,064
         400        * Stone Energy Corp ............................     14,112
       1,600        * Swift Energy Co ..............................     22,576
         800          Tidewater, Inc ...............................     22,640
         900        * Tom Brown, Inc ...............................     23,130
       7,293        * Transmontaigne, Inc ..........................     43,466
         100        * Varco International, Inc .....................      1,691
         100        * Veritas DGC, Inc .............................        798
       1,700          Vintage Petroleum, Inc .......................     18,496
       1,200        * Westport Resources Corp ......................     28,248
       3,566          XTO Energy, Inc ..............................     74,850
                                                                    -----------
                      TOTAL OIL AND GAS EXTRACTION                    1,607,553
                                                                    -----------
 PAPER AND ALLIED PRODUCTS--0.72%
         100          Bowater, Inc .................................      4,206
       5,600          Kimberly-Clark Corp ..........................    287,392
       3,200          MeadWestvaco Corp ............................     81,600
         300        * Pactiv Corp ..................................      6,084
       1,600          Sonoco Products Co ...........................     35,120
         300          Temple-Inland, Inc ...........................     14,565
                                                                    -----------
                      TOTAL PAPER AND ALLIED PRODUCTS                   428,967
                                                                    -----------
 PERSONAL SERVICES--0.09%
         405          CPI Corp .....................................      7,452
       1,337          Cintas Corp ..................................     49,255
                                                                    -----------
                      TOTAL PERSONAL SERVICES                            56,707
                                                                    -----------
 PETROLEUM AND COAL PRODUCTS--0.42%
       1,031          Frontier Oil Corp ............................     15,156
       1,211        * Headwaters, Inc ..............................     19,497
       2,900          Sunoco, Inc ..................................    116,638

                        SEE NOTES TO FINANCIAL STATEMENTS

                   2003 ANNUAL REPORT  TIAA-CREF Institutional Mutual Funds  191

      Statement of Investments - INSTITUTIONAL SOCIAL CHOICE EQUITY FUND -
                               September 30, 2003
--------------------------------------------------------------------------------

    SHARES                                                             VALUE
    ------                                                            -------
 PETROLEUM AND COAL PRODUCTS--(CONTINUED)
       2,600          Valero Energy Corp ...........................$    99,502
                                                                    -----------
                      TOTAL PETROLEUM AND COAL PRODUCTS                 250,793
                                                                    -----------
 PRIMARY METAL INDUSTRIES--0.62%
       1,287        * Andrew Corp ..................................     15,817
         368          Belden, Inc ..................................      6,429
         399        * Cable Design Technologies Corp ...............      3,192
       2,468        * Century Aluminum Co ..........................     26,778
       2,200          Engelhard Corp ...............................     60,874
         400        * General Cable Corp ...........................      3,184
       2,447        * Liquidmetal Technologies, Inc ................      7,708
         700        * Lone Star Technologies, Inc ..................      9,443
         200        * Maverick Tube Corp ...........................      3,104
         900        * Mueller Industries, Inc ......................     22,905
       1,100        * NS Group, Inc ................................      7,106
       2,000          Nucor Corp ...................................     91,760
         200          Quanex Corp ..................................      6,720
       2,900          Ryerson Tull, Inc ............................     22,620
         948          Schnitzer Steel Industries, Inc (Class A) ....     28,468
         800        * Steel Dynamics, Inc ..........................     12,112
         183          Tredegar Corp ................................      2,754
       3,100          Worthington Industries, Inc ..................     38,936
                                                                    -----------
                      TOTAL PRIMARY METAL INDUSTRIES                    369,910
                                                                    -----------
 PRINTING AND PUBLISHING--0.94%
         600          Dow Jones & Co, Inc ..........................     28,410
         100          Harte-Hanks, Inc .............................      1,844
       3,100          McGraw-Hill Cos, Inc .........................    192,603
       1,500          New York Times Co (Class A) ..................     65,190
       1,100          R.R. Donnelley & Sons Co .....................     27,357
         300          Scripps (E.W.) Co (Class A) ..................     25,530
         207          Standard Register Co .........................      3,436
       3,200          Tribune Co ...................................    146,880
         200        * Valassis Communications, Inc .................      5,280
         100          Washington Post Co (Class B) .................     66,500
                                                                    -----------
                      TOTAL PRINTING AND PUBLISHING                     563,030
                                                                    -----------
 RAILROAD TRANSPORTATION--0.26%
       8,500          Norfolk Southern Corp ........................    157,250
                                                                    -----------
                      TOTAL RAILROAD TRANSPORTATION                     157,250
                                                                    -----------
 REAL ESTATE--0.00%
         396        * Stewart Enterprises, Inc (Class A) ...........      1,505
                                                                    -----------
                      TOTAL REAL ESTATE                                   1,505
                                                                    -----------
 RUBBER AND MISCELLANEOUS PLASTICS PRODUCTS--0.07%
         100          Bandag, Inc ..................................      3,373
         600          Cooper Tire & Rubber Co ......................      9,522
         100          Reebok International Ltd .....................      3,343
         300        * Sealed Air Corp ..............................     14,169
         849        * Vans, Inc ....................................      9,254
                                                                    -----------
                      TOTAL RUBBER AND MISCELLANEOUS PLASTICS
                         PRODUCTS                                        39,661
                                                                    -----------
 SECURITY AND COMMODITY BROKERS--1.97%
         600          A.G. Edwards, Inc ............................     23,046
       1,299        * Ameritrade Holding Corp ......................     14,614
      10,700          Charles Schwab Corp ..........................    127,437
         200          Eaton Vance Corp .............................      6,696
         500          Federated Investors, Inc (Class B) ...........     13,850
       2,400          Franklin Resources, Inc ......................    106,104
       3,663          Goldman Sachs Group, Inc .....................    307,326
       7,200        * Instinet Group, Inc ..........................     34,337
       1,400          Janus Capital Group, Inc .....................     19,558
         300          Legg Mason, Inc ..............................     21,660
       7,900          Merrill Lynch & Co, Inc ......................    422,887
         300          Neuberger Berman, Inc ........................     12,561
         600          SEI Investments Co ...........................     19,500
          80        * SoundView Technology Group, Inc ..............        787
       1,100          T Rowe Price Group, Inc ......................     45,386
                                                                    -----------
                      TOTAL SECURITY AND COMMODITY BROKERS            1,175,749
                                                                    -----------
 SPECIAL TRADE CONTRACTORS--0.00%
         322        * Quanta Services, Inc .........................      2,663
                                                                    -----------
                      TOTAL SPECIAL TRADE CONTRACTORS                     2,663
                                                                    -----------
 STONE, CLAY, AND GLASS PRODUCTS--0.15%
         173        * Cabot Microelectronics Corp ..................      9,643
       8,581        * Corning, Inc .................................     80,833
                                                                    -----------
                      TOTAL STONE, CLAY, AND GLASS PRODUCTS              90,476
                                                                    -----------
 TRANSPORTATION BY AIR--0.83%
       2,170        * AMR Corp .....................................     24,847
       1,500        * Continental Airlines, Inc (Class B) ..........     24,870
       2,373        * Delta Air Lines, Inc .........................     31,561
       2,384          FedEx Corp ...................................    153,601
         573        * Frontier Airlines, Inc .......................      9,432
         700        * JetBlue Airways Corp .........................     42,679
         384        * Mesa Air Group, Inc ..........................      4,262
         500        * Petroleum Helicopters (Vote) .................     14,530
         358          Skywest, Inc .................................      6,201
      10,500          Southwest Airlines Co ........................    185,850
                                                                    -----------
                      TOTAL TRANSPORTATION BY AIR                       497,833
                                                                    -----------
 TRANSPORTATION EQUIPMENT--0.89%
       1,400          Autoliv, Inc .................................     42,238
       1,141          Brunswick Corp ...............................     29,301
       1,500          Dana Corp ....................................     23,145
      10,000          Delphi Corp ..................................     90,500
         300          Federal Signal Corp ..........................      4,470
       1,500        * Fleetwood Enterprises, Inc ...................     13,905
         300          Gentex Corp ..................................     10,452
       3,300          Genuine Parts Co .............................    105,534
         428        * Greenbrier Cos, Inc ..........................      5,782
       3,500          Harley-Davidson, Inc .........................    168,700
         200        * Sports Resorts International, Inc ............      1,016
         200          Superior Industries International, Inc .......      8,110
       3,300          Visteon Corp .................................     21,780
         471        * Wabash National Corp .........................      7,512
                                                                    -----------
                      TOTAL TRANSPORTATION EQUIPMENT                    532,445
                                                                    -----------
 TRANSPORTATION SERVICES--0.08%
       1,300          GATX Corp ....................................     27,495
         150        * RailAmerica, Inc .............................      1,290
       1,005          Sabre Holdings Corp ..........................     21,597
                                                                    -----------
                      TOTAL TRANSPORTATION SERVICES                      50,382
                                                                    -----------
 TRUCKING AND WAREHOUSING--0.60%
       5,629          United Parcel Service, Inc (Class B) .........    359,130
                                                                    -----------
                      TOTAL TRUCKING AND WAREHOUSING                    359,130
                                                                    -----------
 WHOLESALE TRADE-DURABLE GOODS--2.40%
         500        * Apogent Technologies, Inc ....................     10,430
         900          Barnes Group, Inc ............................     23,364
         200          CDW Corp .....................................     11,548
         489          Commercial Metals Co .........................      8,983
       1,900          IKON Office Solutions, Inc ...................     13,889
         600        * Ingram Micro, Inc (Class A) ..................      7,830
      24,639          Johnson & Johnson ............................  1,220,123
         400        * Patterson Dental Co ..........................     23,032
         298          Pomeroy IT Solutions, Inc ....................      3,785
       1,200          Reliance Steel & Aluminum Co .................     26,628
         100        * Safeguard Scientifics, Inc ...................        340
         200        * Tech Data Corp ...............................      6,170
       1,600          W.W. Grainger, Inc ...........................     76,080
                                                                    -----------
                      TOTAL WHOLESALE TRADE-DURABLE GOODS             1,432,202
                                                                    -----------

                       SEE NOTES TO FINANCIAL STATEMENTS

192  TIAA-CREF Institutional Mutual Funds  2003 ANNUAL REPORT

      Statement of Investments - INSTITUTIONAL SOCIAL CHOICE EQUITY FUND -
                               September 30, 2003
--------------------------------------------------------------------------------

    SHARES                                                             VALUE
    ------                                                            -------
 WHOLESALE TRADE-NONDURABLE GOODS--1.19%
         500        * Allscripts Healthcare Solutions, Inc .........$     2,040
       4,747          Cardinal Health, Inc .........................    277,177
       1,047          D&K Healthcare Resources, Inc ................     14,721
         200        * Henry Schein, Inc ............................     11,340
       4,200          McKesson Corp ................................    139,818
       2,167          Perrigo Co ...................................     27,586
       3,005        * Plains Resources, Inc ........................     37,402
       1,072        * Priority Healthcare Corp (Class B) ...........     22,019
         200          Russell Corp .................................      3,260
       5,300          Sysco Corp ...................................    173,363
                                                                    -----------
                      TOTAL WHOLESALE TRADE-NONDURABLE GOODS            708,726
                                                                    -----------
                      TOTAL COMMON STOCK
                       (COST $64,419,801)                            59,109,000
                                                                    -----------
                      TOTAL PORTFOLIO--98.97%
                       (COST $64,419,801)                            59,109,000

                      OTHER ASSETS & LIABILITIES, NET--1.03%            616,650
                                                                    -----------
                      NET ASSETS--100.00%                           $59,725,650
                                                                    ===========

----------
*   Non-income producing

    At September 30, 2003, the aggregate cost of portfolio investments for federal income tax purposes was $64,505,496. Net unrealized depreciation of portfolio investments aggregated $5,396,496 of which $3,572,622 related to appreciated portfolio investments and $8,969,118 related to depreciated portfolio investments.






                        SEE NOTES TO FINANCIAL STATEMENTS

                   2003 ANNUAL REPORT  TIAA-CREF Institutional Mutual Funds  193

    Statement of Investments - INSTITUTIONAL BOND FUND - September 30, 2003
--------------------------------------------------------------------------------

                              Summary by Industry

                                                            VALUE           %
--------------------------------------------------------------------------------
BONDS:
Corporate Bonds
Asset Backed ........................................ $   31,351,953       2.19%
Business Services ...................................      1,654,857       0.12
Chemicals and Allied Products .......................      9,459,869       0.66
Communications ......................................     50,274,910       3.52
Depository Institutions .............................     41,308,761       2.89
Electric, Gas, and Sanitary Services ................     25,017,553       1.75
Electronic and Other Electric Equipment .............      3,135,769       0.22
Fabricated Metal Products ...........................      1,573,374       0.11
Food and Kindred Products ...........................     17,475,423       1.22
Food Stores .........................................      4,457,534       0.31
Forestry ............................................      2,756,592       0.19
General Building Contractors ........................      3,292,056       0.23
General Merchandise Stores ..........................      5,457,230       0.38
Health Services .....................................      2,951,090       0.21
Holding and Other Investment Offices ................      2,453,781       0.17
Industrial Machinery and Equipment ..................      5,537,566       0.39
Instruments and Related Products ....................      1,521,317       0.11
Insurance Agents, Brokers and Service ...............      2,169,608       0.15
Insurance Carriers ..................................      2,384,380       0.17
Metal Mining ........................................      1,746,436       0.12
Motion Pictures .....................................     11,057,091       0.77
National Security and International Affairs .........      2,303,651       0.16
Nondepository Institutions ..........................     35,768,154       2.50
Oil and Gas Extraction ..............................     15,131,993       1.06
Other Mortgage Backed Securities ....................     20,748,679       1.45
Paper and Allied Products ...........................      7,395,315       0.52
Petroleum and Coal Products .........................      9,910,804       0.69
Pipelines, Except Natural Gas .......................      3,157,257       0.22
Primary Metal Industries ............................        851,101       0.06
Printing and Publishing .............................      4,653,727       0.33
Railroad Transportation .............................      3,266,579       0.23
Rubber and Miscellaneous Plastics Products ..........      2,139,927       0.15
Security and Commodity Brokers ......................     33,855,038       2.37
Stone, Clay, and Glass Products .....................        520,078       0.04
Transportation Equipment ............................     16,993,525       1.19
                                                      --------------     ------
TOTAL CORPORATE BONDS (COST $362,434,070) ...........    383,732,978      26.85
                                                      --------------     ------
GOVERNMENT BONDS
Agency Securities ...................................    282,825,082      19.79
Foreign Government Bonds ............................     14,308,283       1.00
Mortgage Backed Securities ..........................    408,889,145      28.60
U.S. Treasury Securities ............................    309,969,655      21.69
                                                      --------------     ------
TOTAL GOVERNMENT BONDS (COST $1,008,839,687) ........  1,015,992,165      71.08
                                                      --------------     ------
TOTAL BONDS (COST $1,371,273,757) ...................  1,399,725,143      97.93
                                                      --------------     ------
SHORT TERM INVESTMENTS
Commercial Paper ....................................     60,983,866       4.27
U.S. Government and Agencies ........................     80,271,170       5.61
                                                      --------------     ------
TOTAL SHORT TERM INVESTMENTS (COST $141,259,482) ....    141,255,036       9.88
                                                      --------------     ------

TOTAL PORTFOLIO (COST $1,512,533,239) ...............  1,540,980,179     107.81
OTHER ASSETS & LIABILITIES, NET .....................   (111,692,211)     (7.81)
                                                      --------------     ------
NET ASSETS .......................................... $1,429,287,968     100.00%
                                                      ==============     ======


   PRINCIPAL                                              RATINGS+     VALUE
   ---------                                              --------    -------
BONDS--97.93%
 CORPORATE BONDS--26.85%
  ASSET BACKED--2.19%
                      Chase Funding Mortgage Loan
                       Series 2001-4 (Class1A3)
 $ 3,633,081           5.053%, 02/25/23 ..................   Aaa   $ 3,673,275
                      CIT Group Home Equity Loan Trust
                       Series 2002-1 (Class Af6)
   4,000,000           6.200%, 02/25/30 ..................   Aaa     4,352,904
                      Detroit Edison Securitization Funding
                       LLC Series 2001-1 (Class A3)
   2,000,000           5.875%, 03/01/10 ..................   Aaa     2,204,088
                      Household Automotive Trust
                       Series 2000-2 (Class A3)
   2,184,978           3.680%, 04/17/06 ..................   Aaa     2,206,649
                      Nissan Auto Receivables Owner Trust
                       Series 2001-C (Class A4)
   3,000,000           4.800%, 02/15/07 ..................   Aaa     3,104,853
                      Peco Energy Transition Trust
                       Series 1999-A (Class A7)
   1,000,000           6.130%, 03/01/09 ..................   Aaa     1,122,188
                      Public Service New Hampshire Funding
                       LLC Series 2001-1 (Class A2)
   2,168,956           5.730%, 11/01/10 ..................   Aaa     2,364,935
                      Residential Asset Securities Corp
                       Series 1999-Ks2 (Class Ai9)
   2,502,253           7.150%, 07/25/30 ..................   Aaa     2,641,814
                      Residential Asset Securities Corp
                       Series 2001-Ks2 (Class Ai3)
     373,519           5.751%, 03/25/27 ..................   Aaa       375,712
                      Residential Asset Securities Corp
                       Series 2001-Ks2 (Class Ai4)
   2,000,000           6.417%, 02/25/29 ..................   Aaa     2,073,892
                      Residential Asset Securities Corp
                       Series 2001-Ks2 (Class Ai6)
   2,000,000           6.489%, 10/25/30 ..................   Aaa     2,185,668
                      TRAINS (Secured Note)
   4,380,000           6.961%, 01/15/12 ..................    A3     5,045,975
                                                                   -----------
                      TOTAL ASSET BACKED                            31,351,953
                                                                   -----------
  BUSINESS SERVICES--0.12%
                      Cendant Corp (Sr Note)
     750,000           7.375%, 01/15/13 ..................  Baa1       865,444
                      Equifax, Inc Note
     750,000           4.950%, 11/01/07 ..................  Baa1       789,413
                                                                   -----------
                      TOTAL BUSINESS SERVICES                        1,654,857
                                                                   -----------
  CHEMICALS AND ALLIED PRODUCTS--0.66%
                      Colgate-Palmolive Co Note
     500,000           6.450%, 06/16/28 ..................   AA3       557,382
                      Du Pont EI de Nemours & Co Note
   1,500,000           4.750%, 11/15/12 ..................   Aa3     1,546,126
     500,000           3.375%, 11/15/07 ..................   Aa3       509,762
                      Johnson & Johnson Deb
     750,000           3.800%, 05/15/13 ..................   Aaa       724,261
   1,000,000           6.950%, 09/01/29 ..................   Aaa     1,193,281
                      Merck & Co, Inc Deb
   2,000,000           5.950%, 12/01/28 ..................   Aaa     2,125,578
                      Merck & Co, Inc Note
   1,500,000           5.250%, 07/01/06 ..................   Aaa     1,624,165
                      Procter & Gamble Co (Unsub Note)
   1,000,000           6.875%, 09/15/09 ..................   Aa3     1,179,314
                                                                   -----------
                      TOTAL CHEMICALS AND ALLIED PRODUCTS            9,459,869
                                                                   -----------

+As provided by Moody's Investors Services (Unaudited)

                       SEE NOTES TO FINANCIAL STATEMENTS

194  TIAA-CREF Institutional Mutual Funds  2003 ANNUAL REPORT

    Statement of Investments - INSTITUTIONAL BOND FUND - September 30, 2003
--------------------------------------------------------------------------------

   PRINCIPAL                                               RATINGS+     VALUE
   ---------                                               --------    -------
  COMMUNICATIONS--3.52%
                      365 Communications Co (Sr Note)
 $ 1,000,000           7.500%, 03/01/06 ...................    A2   $ 1,123,504
                      AT&T Corp Note
      16,000           6.000%, 03/15/09 ...................  Baa2        17,151
                      AT&T Corp (Guarantee Note)
   2,663,000           8.375%, 03/15/13 ...................  Baa3     3,306,758
                      AT&T Corp (Sr Note)
   2,000,000           7.000%, 11/15/06 ...................  Baa2     2,251,895
     500,000           7.800%, 11/15/11                      Baa2       578,957
                      AT&T Wireless Services,
                       Inc (Sr Note)
   1,750,000           7.875%, 03/01/11 ...................  Baa2     2,045,773
   1,000,000           8.750%, 03/01/31 ...................  Baa2     1,242,836
                      BellSouth Corp Note
   1,000,000           6.875%, 10/15/31 ...................    A1     1,139,443
                      British Telecommunications PLC Bond
   2,000,000           8.875%, 12/15/30 ...................  Baa1     2,628,580
                      Cingular Wireless LLC (Sr Note)
   1,500,000           7.125%, 12/15/31 ...................    A3     1,731,094
                      Citizens Communications Co Note
     750,000           8.500%, 05/15/06 ...................  Baa2       863,799
     500,000           9.250%, 05/15/11 ...................  Baa2       631,900
                      Clear Channel Communications,
                       Inc (Sr Note)
   1,500,000           4.400%, 05/15/11 ...................  Baa3     1,474,438
     750,000           7.650%, 09/15/10 ...................  Baa3       886,904
                      Comcast Cable Communications
                       (Sr Note)
     750,000           6.750%, 01/30/11 ...................  Baa3       846,948
                      Comcast Corp Bond
     750,000           7.050%, 03/15/33 ...................  Baa3       824,215
                      Comcast Corp (Guarantee Note)
   1,250,000           6.500%, 01/15/15 ...................  Baa3     1,380,835
                      COX Enterprises, Inc Note
   3,500,000           4.375%, 05/01/08 ...................  Baa1     3,592,607
                      Deutsche Telekom International
                       Finance BV (Guarantee Note)
   1,000,000           3.875%, 07/22/08 ...................  Baa3     1,009,850
     750,000           8.750%, 06/15/30 ...................  Baa3       954,875
                      GTE Corp Deb
     500,000           6.940%, 04/15/28 ...................    A3       537,967
                      SBC Communications, Inc Note
   1,000,000           5.750%, 05/02/06 ...................    A1     1,089,137
   3,000,000           6.250%, 03/15/11 ...................    A1     3,362,070
                      Sprint Capital Corp Note
   1,000,000           8.375%, 03/15/12 ...................  Baa3     1,178,379
                      Sprint Capital Corp (Guarantee Note)
   4,000,000           6.000%, 01/15/07 ...................  Baa3     4,308,024
                      Univision Communications,
                       Inc (Guarantee Note)
   1,250,000           7.850%, 07/15/11 ...................  BAA3     1,483,451
                      Verizon Global Funding Corp Note
   1,250,000           4.375%, 06/01/13 ...................    A2     1,202,693
                      Verizon Maryland, Inc Bond
   1,000,000           5.125%, 06/15/33 ...................   Aa3       887,203
                      Verizon New England
   2,500,000           6.500%, 09/15/11 ...................   Aa3     2,815,609
                      Verizon New Jersey, Inc Deb
   3,000,000           5.875%, 01/17/12 ...................   Aa3     3,257,261
                      Verizon Wireless Capital LLC Note
   1,500,000           5.375%, 12/15/06 ...................    A3     1,620,754
                                                                    -----------
                      TOTAL COMMUNICATIONS                           50,274,910
                                                                    -----------
  DEPOSITORY INSTITUTIONS--2.89%
                      Bank of America Corp Note
   1,000,000           6.625%, 06/15/04 ...................   Aa2     1,037,714
                      Bank of America Corp (Sr Note)
     750,000           3.875%, 01/15/08 ...................   Aa2       772,879
   3,000,000           4.875%, 01/15/13 ...................   Aa2     3,048,522
   2,250,000           4.750%, 08/15/13 ...................   Aa3     2,248,427
                      Bank One Corp Note
   2,000,000           6.000%, 08/01/08 ...................   Aa3     2,228,085
                      Bank One NA Illinois Note
   2,000,000           5.500%, 03/26/07 ...................   Aa2     2,184,801
                      BB & T Corp (Sub Note)
     750,000           6.500%, 08/01/11 ...................    A2       852,946
                      Citigroup, Inc (Sub Note)
   1,250,000           7.250%, 10/01/10 ...................   Aa2     1,476,866
   2,000,000           6.625%, 06/15/32 ...................   Aa2     2,221,223
     750,000           5.625%, 08/27/12 ...................   Aa2       805,756
                      Golden West Financial Corp Note
     750,000           4.750%, 10/01/12 ...................    A1       757,245
                      Greenpoint Financial Corp (Sr Note)
     750,000           3.200%, 06/06/08 ...................  BAA1       731,194
                      HSBC Holdings plc (Sub Note)
     750,000           5.250%, 12/12/12 ...................    A1       781,168
                      J.P. Morgan Chase & Co (Sub Note)
   1,000,000           7.875%, 06/15/10 ...................    A2     1,203,820
                      Marshall & Isley Bank (Sr Note)
   1,500,000           4.125%, 09/04/07 ...................   Aa3     1,566,609
                      Mellon Funding Corp (Guarantee Note)
   1,000,000           6.400%, 05/14/11 ...................    A2     1,139,500
   2,000,000           4.875%, 06/15/07 ...................    A1     2,143,654
                      National Westminster
                       Bank PLC (Sub Note)
   1,000,000           7.375%, 10/01/09 ...................   Aa2     1,193,226
                      PNC Funding Corp (Guarantee Note)
   1,000,000           5.750%, 08/01/06 ...................    A2     1,091,671
                      Regions Financial Corp (Sub Note)
   2,000,000           6.375%, 05/15/12 ...................    A2     2,247,540
                      Suntrust Bank Atlanta (Sub Note)
   1,000,000           7.250%, 09/15/06 ...................   Aa3     1,138,074
                      US Bancorp (Sr Note)
   1,500,000           5.100%, 07/15/07 ...................   Aa3     1,622,083
                      Wachovia Bank NA Note
   1,250,000           5.000%, 08/15/15 ...................   Aa2     1,265,516
   1,000,000           4.850%, 07/30/07 ...................   Aa2     1,071,346
                      Washington Mutual Inc
   2,000,000           7.500%, 08/15/06 ...................    A3     2,269,243
                      Wells Fargo Bank NA (Sub Note)
   1,500,000           6.450%, 02/01/11 ...................   Aa1     1,709,895
                      Wells Fargo Financial, Inc Note
   1,500,000           6.125%, 04/18/12 ...................   Aa1     1,665,982
     750,000           5.875%, 08/15/08 ...................   Aa1       833,776
                                                                    -----------
                      TOTAL DEPOSITORY INSTITUTIONS                  41,308,761
                                                                    -----------
  ELECTRIC, GAS, AND SANITARY SERVICES--1.75%
                      Carolina Power & Light
                       Co (1st Mortgage Note)
     750,000           5.125%, 09/15/13 ...................    A3       774,642
     750,000           6.125%, 09/15/33 ...................    A3       778,270
                      CenterPoint Energy Resources
                       Corp Note
     750,000           7.875%, 04/01/13 ...................   Ba1       842,574
                      Commonwealth Edison
                       Co (Secured Note)
     750,000           5.875%, 02/01/33 ...................    A3       764,618
                      Consolidated Edison Co
                       of New York Note
     750,000           5.100%, 06/15/33 ...................    A1       684,860
     750,000           4.875%, 02/01/13 ...................    A1       766,171

+As provided by Moody's Investors Services (Unaudited)

                        SEE NOTES TO FINANCIAL STATEMENTS

                   2003 ANNUAL REPORT  TIAA-CREF Institutional Mutual Funds  195

    Statement of Investments - INSTITUTIONAL BOND FUND - September 30, 2003
--------------------------------------------------------------------------------

   PRINCIPAL                                               RATINGS+     VALUE
   ---------                                               --------    -------
  ELECTRIC, GAS, AND SANITARY SERVICES--(CONTINUED)
                      Consolidated Natural
                       Gas Co (Sr Note)
 $ 2,000,000           6.250%, 11/01/11 ...................    A3   $ 2,222,354
                      Consumers Energy Co
                       (1st Mortgage Note)
   1,250,000           4.250%, 04/15/08 ...................  Baa3     1,266,968
                      Consumers Energy Co (Sr Note)
   2,000,000           6.000%, 03/15/05 ...................  Baa3     2,101,705
                      Detroit Edison Co (Secured Note)
   1,000,000           5.200%, 10/15/12 ...................    A3     1,041,121
                      Dominion Resources, Inc Note
   1,000,000           4.125%, 02/15/08 ...................  Baa1     1,020,264
                      Firstenergy Corp Note
   1,250,000           6.450%, 11/15/11 ...................  Baa2     1,298,850
                      FPL Group Capital, Inc
                       (Guarantee Note)
   1,000,000           7.625%, 09/15/06 ...................    A2     1,141,022
                      Idaho Power Co (First Mortgage)
     500,000           8.000%, 03/15/04 ...................    A2       515,070
                      KeySpan Corp Note
   1,250,000           6.150%, 06/01/06 ...................    A3     1,365,808
                      Midamerican Energy Holdings
                       Co (Sr Note)
   1,500,000           5.875%, 10/01/12 ...................  Baa3     1,589,956
                      National Fuel Gas Co Note
     750,000           5.250%, 03/01/13 ...................    A3       761,795
                      Nisource Finance Corp
                       (Guarantee Note)
   1,250,000           7.875%, 11/15/10 ...................  Baa3     1,492,980
                      Oncor Electric Delivery
                       Co (Secured Note)
     750,000           7.250%, 01/15/33 ...................  Baa1       857,211
                      Pepco Holdings, Inc Note
     750,000           6.450%, 08/15/12 ...................  Baa1       801,170
                      Public Service Co of Colorado
                       (Collateral Trust)
     750,000           5.500%, 04/01/14 ...................  Baa1       786,058
                      Texas Eastern Transmission
                       LP (Sr Note)
   2,000,000           5.250%, 07/15/07 ...................  Baa2     2,144,086
                                                                    -----------
                      TOTAL ELECTRIC, GAS, AND SANITARY SERVICES     25,017,553
                                                                    -----------
  ELECTRONIC AND OTHER ELECTRIC EQUIPMENT--0.22%
                      Cooper Industries, Inc
                       (Guarantee Note)
   1,000,000           5.250%, 07/01/07 ...................    A3     1,076,648
                      Emerson Electric Co Note
   2,000,000           5.000%, 12/15/14 ...................    A2     2,059,121
                                                                    -----------
                      TOTAL ELECTRONIC AND OTHER ELECTRIC EQUIPMENT   3,135,769
                                                                    -----------
  FABRICATED METAL PRODUCTS--0.11%
                      Masco Corp Note
   1,500,000           4.625%, 08/15/07 ...................  Baa1     1,573,374
                                                                    -----------
                      TOTAL FABRICATED METAL PRODUCTS                 1,573,374
                                                                    -----------
  FOOD AND KINDRED PRODUCTS--1.22%
                      Anheuser-Busch Cos, Inc
   1,000,000           4.375%, 01/15/13 ...................    A1       997,479
                      Bottling Group LLC (Guarantee Note)
     750,000           4.625%, 11/15/12 ...................    A3       759,291
                      Cadbury Schweppes US
                       Finance LLC Note
     750,000           5.125%, 10/01/13 ...................  Baa2       760,833
                      Coca-Cola Enterprises, Inc Note
     750,000           4.250%, 09/15/10 ...................    A2       761,170
                      Coca-Cola HBC Finance Note
     750,000           5.125%, 09/17/13 ...................    A3       773,445
                      Conagra Foods, Inc Note
   1,000,000           7.875%, 09/15/10 ...................  Baa1     1,213,761
     500,000           8.250%, 09/15/30 ...................  Baa1       642,417
                      Coors Brewing Co (Guarantee Note)
   2,000,000           6.375%, 05/15/12 ...................  Baa2     2,226,476
                      Diageo Capital Plc (Guarantee Note)
     500,000           6.625%, 06/24/04 ...................    A2       519,308
   1,000,000           7.250%, 11/01/09 ...................    A2     1,186,870
                      Kellogg Co Note
   1,000,000           6.600%, 04/01/11 ...................  Baa2     1,139,414
                      Kraft Foods, Inc Note
   1,250,000           5.625%, 11/01/11 ...................    A3     1,320,284
                      Miller Brewing Co Note
     750,000           5.500%, 08/15/13 ...................  Baa1       783,629
                      Sara Lee Corp Note
     750,000           6.250%, 09/15/11 ...................    A3       845,077
   1,000,000           2.750%, 06/15/08 ...................    A3       988,545
                      Unilever Capital Corp
                       (Guarantee Note)
   2,500,000           5.900%, 11/15/32 ...................    A1     2,557,424
                                                                    -----------
                      TOTAL FOOD AND KINDRED PRODUCTS                17,475,423
                                                                    -----------
  FOOD STORES--0.31%
                      Kroger Co (Guarantee Note)
   2,000,000           6.800%, 04/01/11 ...................  Baa3     2,278,127
                      Safeway, Inc Deb
   1,000,000           7.250%, 02/01/31 ...................  BAA2     1,129,226
                      Safeway, Inc Note
   1,000,000           7.250%, 09/15/04 ...................  Baa2     1,050,181
                                                                    -----------
                      TOTAL FOOD STORES                               4,457,534
                                                                    -----------
  FORESTRY--0.19%
                      Weyerhaeuser Co Note
   1,000,000           6.000%, 08/01/06 ...................  Baa2     1,087,007
   1,500,000           6.750%, 03/15/12 ...................  Baa2     1,669,585
                                                                    -----------
                      TOTAL FORESTRY                                  2,756,592
                                                                    -----------
  GENERAL BUILDING CONTRACTORS--0.23%
                      Centex Corp Note
     750,000           4.750%, 01/15/08 ...................  Baa2       781,870
                      Lennar Corp Note
   1,355,000           5.950%, 03/01/13 ...................  Baa3     1,435,265
                      Pulte Homes, Inc Note
   1,000,000           6.250%, 02/15/13 ...................  Baa3     1,074,921
                                                                    -----------
                      TOTAL GENERAL BUILDING CONTRACTORS              3,292,056
                                                                    -----------
  GENERAL MERCHANDISE STORES--0.38%
                      Costco Wholesale Corp (Sr Note)
   1,000,000           5.500%, 03/15/07 ...................    A2     1,091,984
                      Target Corp Note
   1,500,000           4.000%, 06/15/13 ...................    A2     1,433,761
                      Wal-Mart Stores, Inc (Sr Note)
   2,500,000           6.875%, 08/10/09 ...................   Aa2     2,931,485
                                                                    -----------
                      TOTAL GENERAL MERCHANDISE STORES                5,457,230
                                                                    -----------
  HEALTH SERVICES--0.21%
                      Laboratory Corp of America
                       Holdings Note
     750,000           5.500%, 02/01/13 ...................  Baa3       785,030
                      Unitedhealth Group, Inc Note
   2,000,000           5.200%, 01/17/07 ...................    A3     2,166,060
                                                                    -----------
                      TOTAL HEALTH SERVICES                           2,951,090
                                                                    -----------
  HOLDING AND OTHER INVESTMENT OFFICES--0.17%
                      Boston Properties, Inc (Sr. Note)
     750,000           6.250%, 01/15/13 ...................  Baa2       813,830

+As provided by Moody's Investors Services (Unaudited)

                       SEE NOTES TO FINANCIAL STATEMENTS

196  TIAA-CREF Institutional Mutual Funds  2003 ANNUAL REPORT

    Statement of Investments - INSTITUTIONAL BOND FUND - September 30, 2003
--------------------------------------------------------------------------------

   PRINCIPAL                                               RATINGS+     VALUE
   ---------                                               --------    -------
  HOLDING AND OTHER INVESTMENT OFFICES--(CONTINUED)
                      EOP Operating LP (Guarantee Note)
 $   750,000           5.875%, 01/15/13 ...................  Baa1   $   796,070
     750,000           6.750%, 02/15/12 ...................  Baa1       843,881
                                                                    -----------
                      TOTAL HOLDING AND OTHER
                       INVESTMENT OFFICES                             2,453,781
                                                                    -----------
  INDUSTRIAL MACHINERY AND EQUIPMENT--0.39%
                      Caterpillar Financial
                       Services Corp Note
   1,000,000           6.875%, 08/01/04 ...................    A2     1,045,293
                      Hewlett-Packard Co Note
   1,250,000           6.500%, 07/01/12 ...................    A3     1,417,690
                      International Business
                       Machines Corp Note
   1,250,000           4.750%, 11/29/12 ...................    A1     1,280,956
                      Parker Hannifin Corp (Sr Sub Note)
     750,000           4.875%, 02/15/13 ...................    A2       763,370
                      Stanley Works Note
   1,000,000           4.900%, 11/01/12 ...................    A2     1,030,257
                                                                    -----------
                      TOTAL INDUSTRIAL MACHINERY
                       AND EQUIPMENT                                  5,537,566
                                                                    -----------
  INSTRUMENTS AND RELATED PRODUCTS--0.11%
                      Becton Dickinson & Co Note
     750,000           4.550%, 04/15/13 ...................    A2       747,826
                      Raytheon Co Note
     750,000           5.375%, 04/01/13 ...................  Baa3       773,491
                                                                    -----------
                      TOTAL INSTRUMENTS AND RELATED PRODUCTS          1,521,317
                                                                    -----------
  INSURANCE AGENTS, BROKERS AND SERVICE--0.15%
                      Marsh & McLennan Cos, Inc (Sr Note)
   2,000,000           5.375%, 03/15/07 ...................    A2     2,169,608
                                                                    -----------
                      TOTAL INSURANCE AGENTS, BROKERS
                       AND SERVICE                                    2,169,608
                                                                    -----------
  INSURANCE CARRIERS--0.17%
                      Allstate Corp Bond
     500,000           5.350%, 06/01/33 ...................    A1       463,872
                      Hartford Financial (Sr Note)
   1,000,000           6.375%, 11/01/08 ...................    A3     1,120,975
                      Lincoln National Corp Note
     750,000           5.250%, 06/15/07 ...................    A3       799,533
                                                                    -----------
                      TOTAL INSURANCE CARRIERS                        2,384,380
                                                                    -----------
  METAL MINING--0.12%
                      Placer Dome, Inc Deb
     750,000           6.375%, 03/01/33 ...................  Baa2       768,940
                      Falconbridge Ltd Bond
   1,000,000           5.375%, 06/01/15 ...................  Baa3       977,496
                                                                    -----------
                      TOTAL METAL MINING                              1,746,436
                                                                    -----------
  MOTION PICTURES--0.77%
                      AOL Time Warner, Inc
                       (Guarantee Note)
   3,800,000           6.875%, 05/01/12 ...................  Baa1     4,275,856
   1,250,000           5.625%, 05/01/05 ...................  Baa1     1,318,553
                      Liberty Media Corp Note
   1,250,000           5.700%, 05/15/13 ...................  Baa3     1,249,198
                      Time Warner, Inc Note
     500,000           7.750%, 06/15/05 ...................  Baa1       545,934
                      Time Warner, Inc (Guarantee Note)
   1,000,000           6.625%, 05/15/29 ...................  Baa1     1,020,908
                      Turner Broadcasting System,
                       Inc (Sr Note)
     500,000           7.400%, 02/01/04 ...................  Baa1       509,349
                      Walt Disney Co Note
   1,000,000           5.500%, 12/29/06 ...................  Baa1     1,078,830
                      Walt Disney Co (Sr Note)
   1,050,000           5.125%, 12/15/03 ...................  Baa1     1,058,463
                                                                    -----------
                      TOTAL MOTION PICTURES                          11,057,091
                                                                    -----------
  NATIONAL SECURITY AND INTERNATIONAL AFFAIRS--0.16%
                      Inter-American Development
                       Bank (Sr. Unsub Note)
   1,000,000           3.500%, 07/08/13 ...................   Aaa       956,834
                      Inter-American Development Bank Bond
     500,000           6.125%, 03/08/06 ...................   Aaa       550,638
                      Korea Development Bank Note
     750,000           5.750%, 09/10/13 ...................    A3       796,179
                                                                    -----------
                      TOTAL NATIONAL SECURITY AND
                       INTERNATIONAL AFFAIRS                          2,303,651
                                                                    -----------
  NONDEPOSITORY INSTITUTIONS--2.50%
                      CIT Group, Inc (Sr Sub Note)
   2,000,000           4.125%, 02/21/06 ...................    A2     2,080,941
                      Countrywide Home Loans
                       Inc (Guarantee Note)
     750,000           5.625%, 07/15/09 ...................    A3       814,491
                      Ford Motor Credit Co Note
     750,000           6.875%, 02/01/06 ...................    A3       798,329
   2,250,000           7.000%, 10/01/13 ...................    A3     2,264,288
   3,000,000           6.500%, 01/25/07 ...................    A3     3,163,910
                      General Electric Capital Corp Note
   1,250,000           3.500%, 05/01/08 ...................   Aaa     1,263,777
   3,500,000           5.450%, 01/15/13 ...................   Aaa     3,677,295
   1,000,000           7.250%, 05/03/04 ...................   Aaa     1,034,617
     750,000           5.000%, 02/01/13 ...................   Aaa       768,641
                      General Motors Acceptance Corp Note
   4,500,000           6.750%, 01/15/06 ...................    A3     4,817,318
   3,000,000           7.750%, 01/19/10 ...................    A3     3,290,167
                      Household Finance Corp Bond
     750,000           7.350%, 11/27/32 ...................    A1       886,650
                      Household Finance Corp Note
     750,000           4.750%, 07/15/13 ...................    A1       737,995
   3,500,000           4.625%, 01/15/08 ...................    A1     3,681,195
     500,000           6.375%, 11/27/12 ...................    A1       555,108
                      International Lease
                       Finance Corp Note
   2,000,000           6.375%, 03/15/09 ...................    A1     2,244,353
                      MBNA America Bank Note
     750,000           5.375%, 01/15/08 ...................  Baa1       808,958
                      National Rural Utility
                       Coop Finance Note
   1,500,000           5.750%, 08/28/09 ...................    A2     1,638,372
                      Toyota Motor Credit Corp Note
   1,250,000           2.875%, 08/01/08 ...................   Aaa     1,241,749
                                                                    -----------
                      TOTAL NONDEPOSITORY INSTITUTIONS               35,768,154
                                                                    -----------
  OIL AND GAS EXTRACTION--1.06%
                      Anadarko Petroleum Corp Note
   2,000,000           5.375%, 03/01/07 ...................  Baa1     2,155,209
                      Burlington Resource (Guarantee Note)
   2,500,000           6.400%, 08/15/11 ...................  Baa1     2,817,509
                      Devon Energy Corp Deb
   1,000,000           7.950%, 04/15/32 ...................  Baa2     1,238,111
                      Devon Energy Corp (Sr. Note)
   1,500,000           2.750%, 08/01/06 ...................  Baa2     1,508,801
                      Equitable Resources, Inc Bond
     750,000           5.150%, 11/15/12 ...................    A2       778,281
                      Occidental Petroleum Corp (Sr Note)
     500,000           7.650%, 02/15/06 ...................  Baa1       562,364
                      Ocean Energy, Inc (Guarantee Note)
   2,000,000           4.375%, 10/01/07 ...................  Baa3     2,082,323

+As provided by Moody's Investors Services (Unaudited)

                        SEE NOTES TO FINANCIAL STATEMENTS

                   2003 ANNUAL REPORT  TIAA-CREF Institutional Mutual Funds  197

    Statement of Investments - INSTITUTIONAL BOND FUND - September 30, 2003
--------------------------------------------------------------------------------

   PRINCIPAL                                               RATINGS+     VALUE
   ---------                                               --------    -------
  OIL AND GAS EXTRACTION--(CONTINUED)
                      Panhandle Eastern Pipe Line Note
 $ 1,000,000           4.800%, 08/15/08 ...................  Baa3   $ 1,031,895
                      Pemex Project Funding Master
                       Trust (Guarantee Note)
   1,000,000           8.500%, 02/15/08 ...................  Baa1     1,165,000
   1,500,000           9.125%, 10/13/10 ...................  Baa1     1,792,500
                                                                    -----------
                      TOTAL OIL AND GAS EXTRACTION                   15,131,993
                                                                    -----------
  OTHER MORTGAGE BACKED SECURITIES--1.45%
                      Banc of America Commercial Mortgage,
                       Inc Series 2002-2 (Class A3)
   6,000,000           5.118%, 07/11/43 ...................    NR     6,286,938
                      GE Capital Commercial Mortgage
                       Corp Series 2003-C2 (Class A4)
   3,000,000           5.145%, 07/10/37 ...................   Aaa     3,118,110
                      J.P. Morgan Chase Commercial
                       Mortgage Securities Corp Series
                       2003-CB6 (Class A2)
   4,000,000           5.255%, 07/12/37 ...................   Aaa     4,183,284
                      Morgan Stanley Dean Witter Capital
                       I Series 2003-top9 (Class A2)
   3,000,000           4.740%, 11/13/36 ...................    NR     3,054,471
                      Wachovia Bank Commercial Mortgage
                       Trust Series 2002-C2 (Class A4)
   2,000,000           4.980%, 11/15/34 ...................   Aaa     2,062,998
                      Wachovia Bank Commercial Mortgage
                       Trust Series 2003-C3 (Class A2)
   2,000,000           4.867%, 02/15/35 ...................    NR     2,042,878
                                                                    -----------
                      TOTAL OTHER MORTGAGE BACKED
                       SECURITIES                                    20,748,679
                                                                    -----------
  PAPER AND ALLIED PRODUCTS--0.52%
                      International Paper Co Note
   1,000,000           3.800%, 04/01/08 ...................  Baa2     1,006,989
   2,750,000           5.850%, 10/30/12 ...................  Baa2     2,921,367
                      Kimberly-Clark Corp Note
   3,000,000           7.100%, 08/01/07 ...................   Aa2     3,466,959
                                                                    -----------
                      TOTAL PAPER AND ALLIED PRODUCTS                 7,395,315
                                                                    -----------
  PETROLEUM AND COAL PRODUCTS--0.69%
                      Amerada Hess Corp Note
     500,000           7.300%, 08/15/31 ...................  Baa3       535,185
                      Chevrontexaco Corp Note
   2,000,000           6.625%, 10/01/04 ...................   Aa2     2,105,847
                      Conoco, Inc (Sr Note)
   1,000,000           6.950%, 04/15/29 ...................    A3     1,148,346
                      ConocoPhillips (Guarantee Note)
   1,000,000           5.900%, 10/15/32 ...................    A3     1,018,713
                      Enterprise Products Partners
                       LP (Guarantee Note)
   1,250,000           6.875%, 03/01/33 ...................  Baa2     1,347,350
                      Petronas Capital Ltd
                       (Guarantee Note)
     750,000           7.875%, 05/22/22 ...................  Baa1       872,033
                      Valero Energy Corp Note
     750,000           4.750%, 06/15/13 ...................  Baa3       718,274
   2,000,000           6.125%, 04/15/07 ...................  Baa3     2,165,056
                                                                    -----------
                      TOTAL PETROLEUM AND COAL PRODUCTS               9,910,804
                                                                    -----------
  PIPELINES, EXCEPT NATURAL GAS--0.22%
                      Buckeye Partners LP Note
   1,000,000           6.750%, 08/15/33 ...................  Baa2     1,062,077
                      Kinder Morgan Energy Partners
                       LP (Sr Note)
   1,000,000           7.300%, 08/15/33 ...................  Baa1     1,150,758
                      TransCanada Pipelines Ltd Note
   1,000,000           4.000%, 06/15/13 ...................    A2       944,422
                                                                    -----------
                      TOTAL PIPELINES, EXCEPT NATURAL GAS             3,157,257
                                                                    -----------
  PRIMARY METAL INDUSTRIES--0.06%
                      Alcoa, Inc Note
     750,000           6.500%, 06/01/11 ...................    A2       851,101
                                                                    -----------
                      TOTAL PRIMARY METAL INDUSTRIES                    851,101
                                                                    -----------
  PRINTING AND PUBLISHING--0.33%
                      A.H. Belo Corp Deb Note
     750,000         h 7.250%, 09/15/27 ...................  Baa3       833,468
                      News America Holdings Deb
   2,000,000           7.700%, 10/30/25 ...................  Baa3     2,329,644
                      Viacom Inc (Guarantee Note)
     250,000           6.625%, 05/15/11 ...................    A3       285,891
   1,000,000           7.700%, 07/30/10 ...................    A3     1,204,724
                                                                    -----------
                      TOTAL PRINTING AND PUBLISHING                   4,653,727
                                                                    -----------
  RAILROAD TRANSPORTATION--0.23%
                      Burlington Northern and Santa
                       Fe Railway Co Note
   1,000,000           4.300%, 07/01/13 ...................  Baa2       969,658
                      Norfolk Southern Corp (Sr Note)
   1,000,000           7.250%, 02/15/31 ...................  Baa1     1,158,508
                      Union Pacific Corp Note
   1,000,000           6.650%, 01/15/11 ...................  Baa3     1,138,413
                                                                    -----------
                      TOTAL RAILROAD TRANSPORTATION                   3,266,579
                                                                    -----------
  RUBBER AND MISCELLANEOUS PLASTICS PRODUCTS--0.15%
                      Newell Rubbermaid, Inc Note
   2,000,000           6.000%, 03/15/07 ...................  Baa1     2,139,927
                                                                    -----------
                      TOTAL RUBBER AND MISCELLANEOUS
                       PLASTICS PRODUCTS                              2,139,927
                                                                    -----------
  SECURITY AND COMMODITY BROKERS--2.37%
                      Bear Stearns Cos, Inc Note
     750,000           5.700%, 11/15/14 ...................    A2       798,440
                      Credit Suisse First Boston
                       USA, Inc Note
   2,000,000           4.625%, 01/15/08 ...................   Aa3     2,101,089
                      Goldman Sachs Group, Inc Note
   1,500,000           4.125%, 01/15/08 ...................   Aa3     1,553,986
   1,250,000           4.750%, 07/15/13 ...................   Aa3     1,236,657
     750,000           5.250%, 04/01/13 ...................   Aa3       772,184
     750,000           6.125%, 02/15/33 ...................   Aa3       761,115
                      Lehman Brothers Holdings, Inc Note
   1,500,000           3.500%, 08/07/08 ...................    A2     1,504,003
   2,000,000           4.000%, 01/22/08 ...................    A2     2,060,683
   2,000,000           6.250%, 05/15/06 ...................    A2     2,199,668
                      Morgan Stanley Note
     750,000           5.300%, 03/01/13 ...................   Aa3       774,232
   1,500,000           3.625%, 04/01/08 ...................   Aa3     1,517,171
   1,500,000           6.600%, 04/01/12 ...................   Aa3     1,693,610
                      Morgan Stanley Tracers Bond
  15,000,000           6.799%, 06/15/12 ...................  Baa1    16,882,200
                                                                    -----------
                      TOTAL SECURITY AND COMMODITY BROKERS           33,855,038
                                                                    -----------
  STONE, CLAY, AND GLASS PRODUCTS--0.04%
                      CRH America, Inc Bond
     500,000           6.400%, 10/15/33 ...................  Baa1       520,078
                                                                    -----------
                      TOTAL STONE, CLAY, AND GLASS PRODUCTS             520,078
                                                                    -----------
  TRANSPORTATION EQUIPMENT--1.19%
                      Boeing Co/The Note
     750,000           6.125%, 02/15/33 ...................    A2       743,748
                      Daimler-Chrysler NA Holding
                       (Guarantee Note)
   1,500,000           8.500%, 01/18/31 ...................    A3     1,748,160


+As provided by Moody's Investors Services (Unaudited)

                       SEE NOTES TO FINANCIAL STATEMENTS

198  TIAA-CREF Institutional Mutual Funds  2003 ANNUAL REPORT

    Statement of Investments - INSTITUTIONAL BOND FUND - September 30, 2003
--------------------------------------------------------------------------------

   PRINCIPAL                                               RATINGS+     VALUE
   ---------                                               --------    -------
  TRANSPORTATION EQUIPMENT--(CONTINUED)
                      Ford Motor Co Deb
 $ 3,000,000           6.625%, 10/01/28 ...................  Baa1   $ 2,529,795
                      General Dynamics Corp Note
     750,000           4.250%, 05/15/13 ...................    A2       730,447
                      General Motors Corp (Sr note)
     750,000           7.125%, 07/15/13 ...................  BAA1       784,108
   2,000,000           8.375%, 07/15/33 ...................  Baa1     2,089,730
                      Harsco Corp Note
   1,500,000           5.125%, 09/15/13 ...................    A3     1,547,742
                      Lockheed Martin Corp Bond
   1,000,000           8.500%, 12/01/29 ...................  Baa2     1,334,990
                      Lockheed Martin Corp Note
   1,000,000           8.200%, 12/01/09 ...................  Baa2     1,240,928
                      Northrop Grumman Corp
                       (Guarantee Note)
     750,000           7.750%, 02/15/31 ...................  Baa3       921,038
                      United Technologies Corp Note
   1,000,000           4.875%, 11/01/06 ...................    A2     1,065,945
   2,000,000           6.350%, 03/01/11 ...................    A2     2,256,894
                                                                   ------------
                      TOTAL TRANSPORTATION EQUIPMENT                 16,993,525
                                                                   ------------
                      TOTAL CORPORATE BONDS
                       (COST $362,434,070)                          383,732,978
                                                                   ------------
GOVERNMENT BONDS--71.08%
 AGENCY SECURITIES--19.79%
                      Federal Farm Credit Bank (FFCB)
  29,000,000           2.250%, 09/01/06 ...................   Aaa    29,037,699
                      Federal Home Loan Mortgage
                       Corp (FHLMC)
  42,000,000           1.875%, 01/15/05 ...................   Aaa    42,286,944
   7,000,000           3.750%, 05/12/09 ...................   Aaa     7,049,882
  15,000,000           5.000%, 01/15/07 ...................   Aaa    16,224,001
   3,300,000           5.750%, 04/15/08 ...................   Aaa     3,685,506
   7,000,000           6.375%, 08/01/11 ...................   Aa2     7,507,920
   6,250,000           6.750%, 03/15/31 ...................   Aaa     7,419,206
                      Federal National Mortgage
                       Association (FNMA)
  96,500,000           2.250%, 05/15/06 ...................   Aaa    97,151,761
   8,000,000           3.500%, 10/15/07 ...................   Aaa     8,072,456
  15,000,000           3.670%, 02/12/08 ...................   Aaa    15,078,975
  25,000,000           4.375%, 10/15/06 ...................   Aaa    26,564,499
   4,400,000           5.250%, 06/15/06 ...................   Aaa     4,766,960
  11,300,000           5.250%, 01/15/09 ...................   Aaa    12,361,523
   5,000,000           6.250%, 02/01/11 ...................   Aa2     5,617,750
                                                                   ------------
                      TOTAL AGENCY SECURITIES                       282,825,082
                                                                   ------------
 FOREIGN GOVERNMENT BONDS--1.00%
                      Canada Government Bond
     500,000           6.750%, 08/28/06 ...................   Aaa       565,955
                      Corp Andina De Fome
     750,000           5.200%, 05/21/13 ...................    A2       743,234
                      Chile Government International Bond
     750,000           5.500%, 01/15/13 ...................  BAA1       780,000
                                                                   ------------
                      Mexico Government International Bond
   2,000,000           8.125%, 12/30/19 ...................  Baa2     2,270,000
     750,000           6.375%, 01/16/13 ...................  Baa2       787,500
   1,000,000           8.300%, 08/15/31 ...................  Baa2     1,135,000
                      Province of Ontario Canada
                       (Sr Unsub Note)
   1,000,000           5.500%, 10/01/08 ...................   Aa2     1,105,552
                      Province of Ontario Canada Note
   1,000,000           5.125%, 07/17/12 ...................   Aa2     1,069,068
                      Province of Quebec Canada Deb
   2,500,000           7.500%, 09/15/29 ...................    A1     3,163,599
                      Province of Quebec Canada Note
   2,500,000           5.000%, 07/17/09 ...................    A1     2,688,375
                                                                   ------------
                      TOTAL FOREIGN GOVERNMENT BONDS                 14,308,283
                                                                   ------------
 MORTGAGE BACKED SECURITIES--28.60%
                      Federal Home Loan Mortgage Corp Gold (FGLMC)
   6,478,598           5.000%, 05/01/18 ...........................   6,640,058
  15,207,877         d 5.000%, 05/01/18 ...........................  15,586,888
   6,535,684           5.000%, 06/01/18 ...........................   6,698,567
   6,662,795           5.500%, 06/01/33 ...........................   6,799,177
   8,933,540         h 5.500%, 09/01/33 ...........................   9,116,401
   9,132,583         h 5.500%, 09/01/33 ...........................   9,319,518
   4,328,027           6.000%, 05/01/33 ...........................   4,472,069
   4,172,597           6.000%, 06/01/33 ...........................   4,311,466
  11,001,063         h 6.000%, 09/01/33 ...........................  11,367,189
      89,903           6.500%, 10/01/28 ...........................      93,979
     988,708           6.500%, 01/01/29 ...........................   1,033,529
     147,886           6.500%, 03/01/29 ...........................     154,591
     686,068           6.500%, 07/01/29 ...........................     716,956
   1,346,653           6.500%, 09/01/31 ...........................   1,406,061
   4,219,816           6.500%, 08/01/32 ...........................   4,406,353
     622,701           7.000%, 10/01/20 ...........................     658,481
   2,311,367           7.000%, 02/01/28 ...........................   2,445,849
      93,604           7.000%, 12/01/30 ...........................      98,849
      67,935           7.000%, 04/01/31 ...........................      71,741
     320,301           7.000%, 05/01/31 ...........................     338,230
     597,104           7.000%, 07/01/31 ...........................     630,527
     437,046           7.000%, 09/01/31 ...........................     461,511
     395,432           7.000%, 09/01/31 ...........................     417,567
     109,396           7.000%, 10/01/31 ...........................     115,520
   1,402,190           7.000%, 10/01/31 ...........................   1,480,678
   2,314,507         d 7.000%, 10/01/31 ...........................   2,444,062
     790,067           7.000%, 12/01/31 ...........................     834,292
   6,179,810           7.000%, 12/01/31 ...........................   6,526,053
   8,305,704           7.000%, 07/01/32 ...........................   8,767,526
     771,176         d 7.500%, 01/01/16 ...........................     820,864
      49,301           7.500%, 05/01/16 ...........................      52,478
      53,570           7.500%, 06/01/16 ...........................      57,017
     259,583           8.000%, 01/01/31 ...........................     279,409
   1,545,748           8.000%, 09/01/31 ...........................   1,662,844
                      Federal National Mortgage Association (FNMA)
  11,000,000         h 4.500%, 10/31/03 ...........................  11,089,375
  14,000,000         h 5.000%, 10/31/03 ...........................  14,000,000
  13,892,289         d 5.000%, 06/01/18 ...........................  14,247,196
   4,595,397           5.500%, 03/01/18 ...........................   4,757,854
   6,509,170           5.500%, 03/01/18 ...........................   6,739,283
   9,306,011         d 5.500%, 04/01/18 ...........................   9,634,998
  54,000,000         h 5.500%, 08/17/33 ...........................  55,080,000
     383,169           6.000%, 09/01/13 ...........................     400,835
     104,495           6.000%, 06/01/14 ...........................     109,266
   3,859,644           6.000%, 11/01/17 ...........................   4,028,975
   3,139,056           6.000%, 02/01/18 ...........................   3,276,513
   2,098,903           6.000%, 01/01/19 ...........................   2,180,439
   2,438,170           6.000%, 01/01/32 ...........................   2,516,128
  11,758,126           6.000%, 01/01/33 ...........................  12,134,963
   4,960,464           6.000%, 08/01/33 ...........................   5,119,353
  13,909,782           6.000%, 08/01/33 ...........................  14,355,327
     311,370           6.500%, 12/01/13 ...........................     329,240
      81,864           6.500%, 07/01/14 ...........................      86,544
     777,026           6.500%, 10/01/16 ...........................     821,007
   6,471,542         d 6.500%, 11/01/16 ...........................   6,837,838
   3,759,154           6.500%, 04/01/17 ...........................   3,971,704

+As provided by Moody's Investors Services (Unaudited)

                        SEE NOTES TO FINANCIAL STATEMENTS

                   2003 ANNUAL REPORT  TIAA-CREF Institutional Mutual Funds  199

    Statement of Investments - INSTITUTIONAL BOND FUND - September 30, 2003
--------------------------------------------------------------------------------

   PRINCIPAL                                                           VALUE
   ---------                                                          -------
 MORTGAGE BACKED SECURITIES--(CONTINUED)
 $    81,170           6.500%, 04/01/29 ..........................$      84,684
      41,879           6.500%, 07/01/29 ..........................       43,693
   1,491,787           6.500%, 06/01/31 ..........................    1,555,099
     240,096           6.500%, 09/01/31 ..........................      250,287
     239,090           6.500%, 10/01/31 ..........................      249,237
     997,955           6.500%, 11/01/31 ..........................    1,040,308
   2,221,527           6.500%, 10/01/32 ..........................    2,315,707
  24,869,082         d 6.500%, 10/01/32 ..........................   25,923,383
  11,016,201           6.500%, 12/01/32 ..........................   11,483,222
   8,619,825           6.500%, 02/01/33 ..........................    8,985,254
  27,706,923         d 6.500%, 03/01/33 ..........................   28,880,145
   4,541,304           6.500%, 05/01/33 ..........................    4,733,602
     117,309           7.000%, 08/01/14 ..........................      124,829
     165,374           7.000%, 12/01/14 ..........................      175,976
      95,842           7.000%, 12/01/14 ..........................      101,986
      16,852           7.000%, 01/01/15 ..........................       17,933
      51,880           7.000%, 01/01/16 ..........................       55,205
     151,563           7.000%, 01/01/16 ..........................      161,276
      36,935           7.000%, 01/01/16 ..........................       39,303
     141,944           7.000%, 03/01/16 ..........................      151,041
     281,475           7.000%, 06/01/16 ..........................      299,518
     142,502           7.000%, 08/01/16 ..........................      151,637
      96,305           7.000%, 09/01/16 ..........................      102,479
      26,091           7.500%, 01/01/29 ..........................       27,940
      33,802           7.500%, 07/01/29 ..........................       36,082
      24,478           7.500%, 07/01/29 ..........................       26,128
      63,350           7.500%, 02/01/31 ..........................       67,607
     192,748           7.500%, 03/01/31 ..........................      205,701
     114,201           7.500%, 05/01/31 ..........................      121,876
      36,028           8.000%, 07/01/24 ..........................       39,236
                      Government National Mortgage Association (GNMA)
  12,000,000         h 5.500%, 09/15/33 ..........................   12,311,004
   4,719,202           6.000%, 05/15/33 ..........................    4,906,003
  10,790,048           6.000%, 05/20/33 ..........................   11,180,033
     541,429           6.500%, 05/15/28 ..........................      569,461
     799,281           6.500%, 09/15/28 ..........................      840,664
     132,580           6.500%, 09/15/28 ..........................      139,445
   2,030,431           6.500%, 10/15/28 ..........................    2,135,555
     340,650           6.500%, 11/15/28 ..........................      358,288
     265,923           6.500%, 07/15/31 ..........................      279,458
   1,644,824           6.500%, 03/15/33 ..........................    1,727,923
       6,625           7.000%, 03/15/27 ..........................        7,063
       4,217           7.000%, 01/15/28 ..........................        4,493
      10,627           7.000%, 02/15/28 ..........................       11,322
       5,390           7.000%, 02/15/28 ..........................        5,743
      10,178           7.000%, 06/15/28 ..........................       10,844
      14,612           7.000%, 06/15/28 ..........................       15,568
      10,968           7.000%, 07/15/28 ..........................       11,685
       9,713           7.000%, 09/15/28 ..........................       10,349
      14,879           7.000%, 07/15/29 ..........................       15,835
     125,216           7.000%, 06/20/31 ..........................      132,671
     385,730           7.000%, 07/15/31 ..........................      410,243
     588,107           7.000%, 07/15/31 ..........................      625,481
      45,765           7.500%, 11/15/28 ..........................       49,028
      95,916           7.500%, 07/15/29 ..........................      102,699
   1,915,544           7.500%, 02/15/32 ..........................    2,050,086
      20,792           8.500%, 07/15/30 ..........................       22,532
      12,057           8.500%, 07/15/30 ..........................       13,066
       5,868           8.500%, 09/15/30 ..........................        6,359
      71,534           8.500%, 10/15/30 ..........................       77,517
     222,408           8.500%, 10/15/30 ..........................      241,009
       1,259           8.500%, 10/15/30 ..........................        1,365
     795,672           8.500%, 10/20/30 ..........................      856,376
     126,378           8.500%, 11/15/30 ..........................      136,947
      85,564           8.500%, 12/15/30 ..........................       92,721
      53,623           8.500%, 01/15/31 ..........................       58,103
      10,317           8.500%, 01/15/31 ..........................       11,180
       6,934           8.500%, 03/15/31 ..........................        7,514
                                                                  -------------
                      TOTAL MORTGAGE BACKED SECURITIES              408,889,145
                                                                  -------------
 U.S. TREASURY SECURITIES--21.69%
                      United States Treasury Bond
     150,000           5.375%, 02/15/31 ..........................      160,969
  27,330,000           7.250%, 05/15/16 ..........................   34,943,974
  52,150,000           8.000%, 11/15/21 ..........................   72,333,667
  25,500,000           10.000%, 05/15/10 .........................   28,994,521
  37,000,000           11.750%, 02/15/10 .........................   42,232,022
                      United States Treasury Note
   1,050,000           2.000%, 08/31/05 ..........................    1,061,320
   1,000,000           2.375%, 08/15/06 ..........................    1,013,867
  28,300,000           2.625%, 05/15/08 ..........................   28,225,939
   1,250,000           3.125%, 09/15/08 ..........................    1,267,383
  46,500,000           3.250%, 08/15/08 ..........................   47,469,930
     740,000           3.625%, 05/15/13 ..........................      726,327
  11,840,000           4.250%, 08/15/13 ..........................   12,137,385
     775,000           4.625%, 05/15/06 ..........................      831,831
                      United States Treasury Strip
  14,500,000         h 0.000%, 11/15/21 ..........................    5,599,320
  60,000,000           0.000%, 05/15/16 ..........................   32,971,200
                                                                  -------------
                      TOTAL U.S. TREASURY SECURITIES                309,969,655
                                                                  -------------
                      TOTAL GOVERNMENT BONDS
                       (COST $1,008,839,687)                      1,015,992,165
                                                                  -------------
                      TOTAL BONDS
                       (COST $1,371,273,757)                      1,399,725,143
                                                                  -------------
SHORT TERM INVESTMENTS--9.88%
 COMMERCIAL PAPER--4.27%
                      American Honda Finance Corp
   5,000,000           1.050%, 11/18/03                               4,992,786
                      BMW US Capital Corp
   5,000,000           1.050%, 10/06/03                               4,999,125
                      Ciesco LP
   5,000,000           1.050%, 10/30/03                               4,995,625
                      Delaware Funding Corp
   5,000,000         c 1.030%, 10/02/03                               4,999,708
                      Gannett Co, Inc
   4,795,000         c 1.040%, 10/10/03                               4,793,575
                      Govco, Inc
   5,000,000         c 1.060%, 10/08/03                               4,998,811
                      Greyhawk Funding LLC
   5,000,000         c 1.070%, 10/24/03                               4,996,500
                      Kitty Hawk Funding Corp
   4,225,000       c,d 1.080%, 10/22/03                               4,222,289
                      Park Avenue Receivables Corp
   5,000,000         c 1.040%, 10/17/03                               4,997,521
                      Pfizer, Inc
   5,000,000         c 1.020%, 10/31/03                               4,995,479
                      Rabobank USA Financial Corp
   5,000,000         d 1.050%, 10/21/03                               4,996,938
                      Receivables Capital Corp
   5,000,000       c,d 1.080%, 10/16/03                               4,997,667
                      Toronto Dominion Holdings (U.S.)
   2,000,000           1.050%, 11/06/03                               1,997,842
                                                                  -------------
                      TOTAL COMMERCIAL PAPER                         60,983,866
                                                                  -------------
 U.S. GOVERNMENT AND AGENCIES--5.61%
                      Federal Home Loan Bank (FHLB)
  21,515,000           1.020%, 10/03/03                              21,513,171
  20,000,000           1.020%, 10/14/03                              19,992,067

                        SEE NOTES TO FINANCIAL STATEMENTS

200  TIAA-CREF Institutional Mutual Funds  2003 ANNUAL REPORT

    Statement of Investments - INSTITUTIONAL BOND FUND - September 30, 2003
--------------------------------------------------------------------------------

   PRINCIPAL                                                           VALUE
   ---------                                                          -------
 U.S. GOVERNMENT AND AGENCIES--(CONTINUED)
                      Federal National Mortgage Association (FNMA)
 $ 4,355,000         d 0.880%, 11/05/03 ........................ $    4,350,514
  16,075,000           1.025%, 10/15/03 ........................     16,068,101
  15,000,000           1.030%, 11/03/03 ........................     14,985,408
   3,362,000           1.050%, 10/01/03 ........................      3,361,909
                                                                 --------------
                      TOTAL U.S. GOVERNMENT AND AGENCIES             80,271,170
                                                                 --------------
                      TOTAL SHORT TERM INVESTMENTS
                       (COST $141,259,482)                          141,255,036

                      TOTAL PORTFOLIO--107.81%
                       (COST $1,512,533,239)                      1,540,980,179

                      OTHER ASSETS & LIABILITIES, NET--(7.81%)     (111,692,211)
                                                                 --------------
                      NET ASSETS--100.00%                        $1,429,287,968
                                                                 ==============

----------
c Commercial Paper issued under the Private Placement exemption under Section 4(2) of the Securities Act of 1933.

d All or a portion of these securities have been segregated by the custodian to cover margin or other requirements on open future contracts.

h   These securities were purchased on a delayed delivery basis.

    At September 30, 2003, the aggregate cost of portfolio investments for federal income tax purposes was $1,512,970,957. Net unrealized appreciation of portfolio investments aggregated $28,009,222 of which $32,586,237 related to appreciated portfolio investments and $4,577,015 related to depreciated portfolio investments.






                        SEE NOTES TO FINANCIAL STATEMENTS

                   2003 ANNUAL REPORT  TIAA-CREF Institutional Mutual Funds  201

     Statement of Investments - INSTITUTIONAL INFLATION-LINKED BOND FUND -
                               September 30, 2003
--------------------------------------------------------------------------------

   PRINCIPAL                                                           VALUE
   ---------                                                          -------
BONDS--97.99%
 GOVERNMENT BONDS--97.99%
  U.S. TREASURY SECURITIES--97.99%
                      U.S. Treasury Inflation Indexed Bond
 $56,620,732           1.875%, 07/15/13 .......................... $ 56,319,963
  12,811,032           3.500%, 01/15/11 ..........................   14,496,478
   5,970,106           3.625%, 01/15/08 ..........................    6,698,644
  27,747,752           3.625%, 04/15/28 ..........................   33,436,042
  24,374,689           3.875%, 04/15/29 ..........................   30,700,677
  55,162,513           3.875%, 01/15/09 ..........................   63,014,567
  28,784,418           4.250%, 01/15/10 ..........................   33,785,711
                                                                   ------------
                      TOTAL U.S. TREASURY SECURITIES                238,452,082
                                                                   ------------
                      TOTAL GOVERNMENT BONDS
                       (COST $233,456,504)                          238,452,082
                                                                   ------------
 SHORT TERM INVESTMENT--1.62%
  U.S. GOVERNMENT AND AGENCY--1.62%
                      Federal Home Loan Bank
                       (FHLB)
   3,940,000           1.010%,10/01/03 ...........................    3,939,894
                                                                   ------------
                      TOTAL U.S. GOVERNMENT AND AGENCY                3,939,894
                                                                   ------------
                      TOTAL SHORT TERM INVESTMENT
                       (COST $3,940,000)                              3,939,894
                                                                   ------------
                      TOTAL PORTFOLIO--99.61%
                       (COST $237,396,504)                          242,391,976

                      OTHER ASSETS & LIABILITIES, NET--0.39%            938,453
                                                                   ------------
                      NET ASSETS--100.00%                          $243,330,429
                                                                   ============


At September 30, 2003, the aggregate cost of portfolio investments for federal income tax purposes was $238,041,479. Net unrealized appreciation of portfolio investments aggregated $4,350,497 of which $4,995,578 related to appreciated portfolio investments and $645,081 related to depreciated portfolio investments.








                       SEE NOTES TO FINANCIAL STATEMENTS

202  TIAA-CREF Institutional Mutual Funds  2003 ANNUAL REPORT

 Statement of Investments - INSTITUTIONAL MONEY MARKET FUND - September 30, 2003
--------------------------------------------------------------------------------

                               Summary by Industry

                                                            VALUE           %
--------------------------------------------------------------------------------
SHORT TERM INVESTMENTS
Certificates Of Deposit ............................... $  9,365,000       5.34%
Commercial Paper ......................................  127,774,808      72.91
U.S. Government and Agencies ..........................   38,220,510      21.81
                                                        ------------     ------
TOTAL SHORT TERM INVESTMENTS (COST $175,360,318) ......  175,360,318     100.06
                                                        ------------     ------

TOTAL PORTFOLIO (COST $175,360,318) ...................  175,360,318     100.06
OTHER ASSETS & LIABILITIES, NET .......................     (112,856)     (0.06)
                                                        ------------     ------
NET ASSETS ............................................ $175,247,462     100.00%
                                                        ============     ======


   PRINCIPAL                                                           VALUE
   ---------                                                          -------
SHORT TERM INVESTMENTS--100.06%
 CERTIFICATES OF DEPOSIT--5.34%
                      Canadian Imperial Bank Of Commerce
 $ 5,125,000           1.040%, 10/20/03 .......................... $  5,125,000
                      Toronto Dominion Bank
   2,240,000           1.350%, 04/15/04 ..........................    2,240,000
                      Wells Fargo
   2,000,000           1.060%, 11/24/03 ..........................    2,000,000
                                                                   ------------
                      TOTAL CERTIFICATES OF DEPOSIT                   9,365,000
                                                                   ------------
 COMMERCIAL PAPER--72.91%
                      ABN Amro North America Finance, Inc
   1,580,000           1.050%, 10/20/03 ..........................    1,579,129
                      American Honda Finance Corp
   1,500,000           1.030%, 10/08/03 ..........................    1,499,694
   1,270,000           1.040%, 10/27/03 ..........................    1,269,046
   1,015,000           1.050%, 10/06/03 ..........................    1,014,852
   3,900,000           1.050%, 10/20/03 ..........................    3,897,839
                      Asset Securitization Cooperative Corp
   6,940,000         c 1.060%, 10/21/03 ..........................    6,935,923
                      Beta Finance, Inc
   3,900,000         c 1.070%, 11/26/03 ..........................    3,893,509
                      CC (USA), Inc
   2,000,000         c 1.030%, 10/10/03 ..........................    1,999,485
                      Ciesco LP
   1,100,000           1.060%, 10/20/03 ..........................    1,099,385
   6,230,000           1.060%, 10/23/03 ..........................    6,225,964
                      Corporate Asset Funding Corp, Inc
   2,850,000         c 1.040%, 10/24/03 ..........................    2,848,106
   3,080,000         c 1.050%, 10/21/03 ..........................    3,078,169
   1,005,000         c 1.070%, 10/22/03 ..........................    1,004,379
                      Delaware Funding Corp
   2,120,000         c 1.050%, 10/14/03 ..........................    2,119,196
                      Dorada Finance, Inc
     500,000         c 1.040%, 10/23/03 ..........................      499,704
   3,770,000         c 1.040%, 10/24/03 ..........................    3,767,495
   2,100,000         c 1.040%, 10/27/03 ..........................    2,098,392
                      Edison Asset Securitization LLC
   2,677,000         c 1.050%, 10/06/03 ..........................    2,676,610
                      EI Du Pont De Nemours & Co
   2,000,000           1.015%, 10/07/03 ..........................    1,999,662
   1,752,000           1.020%, 10/21/03 ..........................    1,751,007
                      Fcar Owner Trust I
   1,500,000           1.040%, 01/13/04 ..........................    1,495,493
     250,000           1.080%, 11/04/03 ..........................      249,745
                      Fortune Brands, Inc
   1,940,000         c 1.020%, 10/20/03 ..........................    1,938,956
   1,040,000         c 1.040%, 10/21/03 ..........................    1,039,399
                      General Electric Capital Corp
   5,925,000           1.050%, 10/22/03 ..........................    5,921,332
                      Govco, Inc
   3,590,000         c 1.070%, 12/08/03 ..........................    3,582,744
   4,000,000         c 1.080%, 10/28/03 ..........................    3,996,760
                      Greyhawk Funding LLC
   3,000,000         c 1.060%, 10/17/03 ..........................    2,998,608
   2,500,000         c 1.100%, 01/20/04 ..........................    2,491,444
                      Home Depot Funding Corp
   2,000,000         c 0.910%, 12/16/03 ..........................    1,996,179
   5,000,000         c 1.050%, 12/02/03 ..........................    4,990,700
                      Links Finance LLC
   2,755,000         c 1.070%, 12/15/03 ..........................    2,748,859
                      Paccar Financial Corp
   3,235,000           1.060%, 12/01/03 ..........................    3,229,190
                      Park Avenue Receivables Corp
     740,000         c 1.040%, 10/20/03 ..........................      739,594
     684,000         c 1.040%, 10/22/03 ..........................      683,573
                      Pfizer, Inc
   5,000,000         c 1.045%, 10/09/03 ..........................    4,998,860
                      Private Export Funding Corp
   2,810,000         c 1.010%, 12/17/03 ..........................    2,803,930
   1,110,000         c 1.010%, 12/22/03 ..........................    1,107,446
   2,000,000         c 1.140%, 11/19/03 ..........................    1,996,897
   1,810,000         c 1.160%, 10/01/03 ..........................    1,810,000
                      Proctor & Gamble
   1,290,000         c 1.050%, 10/24/03 ..........................    1,289,135
                      Receivables Capital Corp
   1,810,000         c 1.050%, 10/22/03 ..........................    1,808,891
   3,500,000         c 1.060%, 10/15/03 ..........................    3,498,557
                      Royal Bank Of Scotland Plc
   2,200,000           1.050%, 10/16/03 ..........................    2,199,047
   1,300,000           1.055%, 10/15/03 ..........................    1,299,464
                      Sigma Finance, Inc
     915,000         c 1.040%, 10/24/03 ..........................      914,392
                      Societe Generale North America, Inc
   5,000,000           1.030%, 11/10/03 ..........................    4,994,278
   2,000,000           1.035%, 12/19/03 ..........................    1,995,458
                      UBS Finance, (Delaware), Inc
     190,000           1.020%, 10/02/03 ..........................      189,995
   5,000,000           1.035%, 10/10/03 ..........................    4,998,706
                      Variable Funding Capital Corp
   2,510,000         c 1.060%, 10/06/03 ..........................    2,509,630
                                                                   ------------
                      TOTAL COMMERCIAL PAPER                        127,774,808
                                                                   ------------
 U.S. GOVERNMENT AND AGENCIES--21.81%
                      Federal Farm Credit Bank
                      (FFCB)
     128,000           1.150%, 01/15/04 ..........................      127,567
                      Federal Home Loan Bank (FHLB)
   3,905,000           1.020%, 10/08/03 ..........................    3,904,226
   3,510,000           1.020%, 10/22/03 ..........................    3,507,932
  11,200,000           1.040%, 10/24/03 ..........................   11,192,749
   2,695,000           1.040%, 11/17/03 ..........................    2,691,341
     622,000           1.160%, 04/15/04 ..........................      618,052
                      Federal Home Loan Mortgage Corp (FHLMC)
   1,405,000           1.035%, 11/14/03 ..........................    1,402,957
     815,000           1.200%, 12/31/03 ..........................      812,466
     131,000           1.240%, 01/09/04 ..........................      130,547
   5,000,000           1.750%, 10/15/03 ..........................    4,996,597
                      Federal National Mortgage Association (FNMA)
   2,725,000           0.880%, 02/06/04 ..........................    2,716,474
     708,000           0.970%, 04/02/04 ..........................      704,490
   5,005,000           1.140%, 12/12/03 ..........................    4,996,191
     420,000           1.210%, 01/09/04 ..........................      418,921
                                                                   ------------
                      TOTAL U.S. GOVERNMENT AND AGENCIES             38,220,510
                                                                   ------------
                      TOTAL SHORT TERM INVESTMENTS
                      (COST $175,360,318)                           175,360,318
                                                                   ------------

                        SEE NOTES TO FINANCIAL STATEMENTS

                   2003 ANNUAL REPORT  TIAA-CREF Institutional Mutual Funds  203

 Statement of Investments - INSTITUTIONAL MONEY MARKET FUND - September 30, 2003
--------------------------------------------------------------------------------

                                                                      VALUE
                                                                     -------
                      TOTAL PORTFOLIO--100.06%
                       (COST $175,360,318)                         $175,360,318

                      OTHER ASSETS & LIABILITIES, NET--(0.06)%         (112,856)
                                                                   ------------
                      NET ASSETS--100.00%                          $175,247,462
                                                                   ============

----------
c Commercial paper issued under the private placement exemption under Section 4(2) of the Securities Act of 1933

    The cost of portfolio investments for federal income tax purposes is substantially the same as the amounts disclosed above.


                       SEE NOTES TO FINANCIAL STATEMENTS

204  TIAA-CREF Institutional Mutual Funds  2003 ANNUAL REPORT

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                   2003 ANNUAL REPORT  TIAA-CREF Institutional Mutual Funds  205

[LOGO OMITTED]
--------------------------------------------------------------------------------

                       REPORT OF MANAGEMENT RESPONSIBILITY


To the Shareholders of
  TIAA-CREF Institutional Mutual Funds:

The accompanying financial statements of the TIAA-CREF Institutional Mutual Funds (the "Funds") are the responsibility of management. They have been prepared in accordance with accounting principles generally accepted in the United States and have been presented fairly and objectively in accordance with such principles.

The Funds have established and maintain a strong system of internal controls and disclosure controls designed to provide reasonable assurance that assets are properly safeguarded and transactions are properly executed in accordance with management's authorization, and to carry out the ongoing responsibilities of management for reliable financial statements. In addition, the Funds' internal audit personnel provide a continuing review of the internal controls and operations of the Funds, and the chief audit executive regularly reports to the Audit Committee of the Funds' Board of Trustees.

The accompanying financial statements have been audited by the independent auditing firm of Ernst & Young LLP. To maintain auditor independence and avoid even the appearance of conflict of interest, it continues to be the Funds' policy that any management advisory or consulting services be obtained from a firm other than the external financial audit firm. The independent auditor's report, which follows the notes to financial statements, expresses an independent opinion on the fairness of presentation of these financial statements.

The Audit Committee of the Funds' Board of Trustees, consisting entirely of trustees who are not officers of TIAA-CREF Institutional Mutual Funds, meets regularly with management, representatives of Ernst & Young LLP and internal audit personnel to review matters relating to financial reporting, internal controls and auditing. In addition to the annual audit of the financial statements of the Funds by the independent auditing firm, the Securities and Exchange Commission performs periodic examinations of the Funds' operations.


                                             /s/ Bertram L. Scott
                                 -----------------------------------------------
                                                 Bertram L. Scott
                                             Executive Vice President

                                           /s/ Elizabeth A. Monrad
                                 -----------------------------------------------
                                               Elizabeth A. Monrad
                                           Executive Vice President and

                                              Chief Financial Officer

206  TIAA-CREF Institutional Mutual Funds  2003 ANNUAL REPORT

--------------------------------------------------------------------------------


                          REPORT OF THE AUDIT COMMITTEE


To the Shareholders of
  TIAA-CREF Institutional Mutual Funds:

The Audit Committee oversees the financial reporting process of the TIAA-CREF Institutional Mutual Funds (the "Funds") on behalf of the Funds' Board of Trustees. The Audit Committee is a standing committee of the Board and operates in accordance with a formal written charter (copies are available upon request) which describes the Audit Committee's responsibilities. All members of the Audit Committee ("Committee") are independent, as defined under the listing standards of the New York Stock Exchange.

Management has the primary responsibility for the Funds' financial statements, development and maintenance of a strong system of internal controls and disclosure controls, and compliance with applicable laws and regulations. In fulfilling its oversight responsibilities, the Committee reviewed and approved the audit plans of the internal auditing group and the independent auditing firm in connection with their respective audits of the Funds. The Committee also meets regularly with the internal and independent auditors, both with and without management present, to discuss the results of their examinations, their evaluation of internal controls, and the overall quality of financial reporting. As required by its charter, the Committee will evaluate rotation of the external financial audit firm whenever circumstances warrant, but in no event will the evaluation be later than between their fifth and tenth years of service.

The Committee reviewed and discussed the accompanying audited financial statements with management, including a discussion of the quality and appropriateness of the accounting principles and financial reporting practices followed, the reasonableness of significant judgments, and the clarity and completeness of disclosures in the financial statements. The Committee has also discussed the audited financial statements with Ernst & Young LLP, the independent auditing firm responsible for expressing an opinion on the conformity of these audited financial statements with accounting principles generally accepted in the United States.

The discussion with Ernst & Young LLP focused on their judgments concerning the quality and appropriateness of the accounting principles and financial reporting practices followed by the Funds, the clarity and completeness of the financial statements and related disclosures, and other significant matters, such as any significant changes in accounting policies, internal controls, management judgments and estimates, and the nature of any uncertainties or unusual transactions. In addition, the Committee discussed with Ernst & Young LLP the auditors' independence from management and the Funds, and has received a written disclosure regarding such independence, as required by the Public Company Accounting Oversight Board and the Independence Standards Board.

Based on the review and discussions referred to above, the Committee has approved the release of the accompanying audited financial statements for publication and filing with appropriate regulatory authorities.

Maceo K. Sloan, Audit Committee Chair
Martin J. Gruber, Audit Committee Member
Nancy L. Jacob, Audit Committee Member

November 13, 2003

                   2003 ANNUAL REPORT TIAA-CREF Institutional Mutual Funds   207

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS
--------------------------------------------------------------------------------
September 30, 2003

                                                                  GROWTH             GROWTH &       INTERNATIONAL         LARGE-CAP
                                                                  EQUITY              INCOME            EQUITY              VALUE
                                                                   FUND                FUND             FUND                 FUND
------------------------------------------------------------------------------------------------------------------------------------
ASSETS

   Portfolio investments, at cost                             $101,126,337       $498,030,639       $357,608,191       $100,683,990
   Net unrealized appreciation (depreciation)
     of portfolio investments                                   (7,309,990)        10,502,395         18,063,790          8,954,336
------------------------------------------------------------------------------------------------------------------------------------
   Portfolio investments, at value                              93,816,347        508,533,034        375,671,981        109,638,326
   Cash                                                            452,362             48,163            112,734                 --
   Receivable from securities transactions                         715,827          7,221,499          5,839,370            878,359
   Receivable from Fund shares sold                                562,134            793,367          1,555,894            756,600
   Due from investment advisor                                      68,391             48,222            210,508             41,828
   Dividends and interest receivable                                91,479            548,782            947,748            175,214
------------------------------------------------------------------------------------------------------------------------------------
     TOTAL ASSETS                                               95,706,540        517,193,067        384,338,235        111,490,327
------------------------------------------------------------------------------------------------------------------------------------

LIABILITIES

   Accrued expenses                                                 55,530            144,845            249,694             53,100
   Due to custodian                                                     --                 --                 --             20,773
   Payable for securities transactions                           1,161,913          3,567,350          4,167,344          1,251,595
   Payable for Fund shares redeemed                                 55,979             50,000             32,065             51,135
   Income distribution payable                                          --                722                 --                 --
------------------------------------------------------------------------------------------------------------------------------------
   TOTAL LIABILITIES                                             1,273,422          3,762,917          4,449,103          1,376,603
------------------------------------------------------------------------------------------------------------------------------------
NET ASSETS                                                     $94,433,118       $513,430,150       $379,889,132       $110,113,724
====================================================================================================================================

NET ASSETS CONSIST OF:

   Paid-in-capital                                            $256,188,449       $589,909,755       $392,220,376        $96,670,428
   Accumulated undistributed net investment income                 687,568            279,775          6,221,312          1,084,778
   Accumulated undistributed net realized gain (loss)
     on total investments                                     (155,132,909)       (87,160,087)       (36,599,862)         3,404,182
   Accumulated net unrealized appreciation (depreciation)
     on total investments                                       (7,309,990)        10,400,707         18,047,306          8,954,336
------------------------------------------------------------------------------------------------------------------------------------
NET ASSETS                                                     $94,433,118       $513,430,150       $379,889,132       $110,113,724
====================================================================================================================================

RETIREMENT CLASS:

   Net Assets                                                           --         $8,026,635         $9,862,978         $9,943,048
   Outstanding shares of beneficial interest,
     unlimited shares authorized ($.0001 par value)                     --          1,085,794          1,140,277            860,515
------------------------------------------------------------------------------------------------------------------------------------
   NET ASSET VALUE PER SHARE                                            --              $7.39              $8.65             $11.55
====================================================================================================================================

INSTITUTIONAL CLASS:

   Net Assets                                                  $94,433,118       $505,403,515       $370,026,154        $14,822,140
   Outstanding shares of beneficial interest,
     unlimited shares authorized ($.0001 par value)             15,970,720         68,629,115         43,204,747          1,279,183
------------------------------------------------------------------------------------------------------------------------------------
   NET ASSET VALUE PER SHARE                                         $5.91              $7.36              $8.56             $11.59
====================================================================================================================================

RETAIL CLASS:

   Net Assets                                                           --                 --                 --        $85,348,536
   Outstanding shares of beneficial interest,
     unlimited shares authorized ($.0001 par value)                     --                 --                 --          7,406,491
------------------------------------------------------------------------------------------------------------------------------------
   NET ASSET VALUE PER SHARE                                            --                 --                 --             $11.52
====================================================================================================================================

                                               See notes to financial statements

208   TIAA-CREF Institutional Mutual Funds  2003 ANNUAL REPORT

                                            STATEMENTS OF ASSETS AND LIABILITIES
--------------------------------------------------------------------------------


   MID-CAP         MID-CAP        SMALL-CAP        LARGE-CAP       LARGE-CAP          EQUITY          S&P 500          MID-CAP
   GROWTH           VALUE           EQUITY       GROWTH INDEX     VALUE INDEX          INDEX           INDEX        GROWTH INDEX
    FUND            FUND             FUND            FUND            FUND              FUND             FUND             FUND
-----------------------------------------------------------------------------------------------------------------------------------



 $44,259,254     $26,785,906      $69,566,176     $29,916,972     $77,015,214     $1,286,762,244      $79,336,158      $17,604,430

   4,655,239       2,075,380        6,598,737       5,123,325      12,029,743         69,133,723        9,507,217        4,093,753
-----------------------------------------------------------------------------------------------------------------------------------
  48,914,493      28,861,286       76,164,913      35,040,297      89,044,957      1,355,895,967       88,843,375       21,698,183
   1,353,657         390,121           31,658          95,207         365,489                 --          462,484           97,194
     322,968         246,646       11,110,665      24,600,956              --         16,901,492               --        4,933,187
     317,969         323,767          736,736          50,120         131,414          1,946,672        1,366,712            9,200
      59,261          30,626          193,838          32,541          70,209            154,745           57,222           18,286
      12,100          25,034           77,383          49,957         136,015          1,618,064          102,814           10,009
-----------------------------------------------------------------------------------------------------------------------------------
  50,980,448      29,877,480       88,315,193      59,869,078      89,748,084      1,376,516,940       90,832,607       26,766,059
-----------------------------------------------------------------------------------------------------------------------------------



      54,028          21,998           99,589          22,328          38,260            277,497           38,548           12,522
          --              --               --              --              --              3,128               --               --
   1,494,525         699,484       12,238,673              --         383,830                 --          364,390               --
      21,645           2,310           99,638      25,000,000              --         20,505,151               --        5,000,000
          --              --               --              --              --                 --               --               --
-----------------------------------------------------------------------------------------------------------------------------------
   1,570,198         723,792       12,437,900      25,022,328         422,090         20,785,776          402,938        5,012,522
-----------------------------------------------------------------------------------------------------------------------------------
 $49,410,250     $29,153,688      $75,877,293     $34,846,750     $89,325,994     $1,355,731,164      $90,429,669      $21,753,537
===================================================================================================================================



 $42,843,730     $25,478,206      $63,779,079     $23,871,744     $73,369,221     $1,287,234,525      $80,733,892      $14,672,781
       2,882         246,104          373,421         508,161       1,804,240         15,685,101          895,708           74,605

   1,908,399       1,353,995        5,126,056       5,343,520       2,122,790        (16,322,185)        (707,148)       2,912,398

   4,655,239       2,075,383        6,598,737       5,123,325      12,029,743         69,133,723        9,507,217        4,093,753
-----------------------------------------------------------------------------------------------------------------------------------
 $49,410,250     $29,153,688      $75,877,293     $34,846,750     $89,325,994     $1,355,731,164      $90,429,669      $21,753,537
===================================================================================================================================



 $25,519,326     $15,669,087      $29,036,345        $200,217        $161,497                 --      $12,860,256         $303,413

   1,966,844       1,310,680        2,300,450          17,261          14,190                 --        1,120,045           23,496
-----------------------------------------------------------------------------------------------------------------------------------
      $12.97          $11.95           $12.62          $11.60          $11.38                 --           $11.48           $12.91
===================================================================================================================================



  $1,886,668      $4,008,977      $18,701,701     $34,646,533     $89,164,497     $1,355,731,164      $77,569,413      $21,450,124

     144,957         333,416        1,474,412       2,980,025       7,814,726        167,955,850        6,732,232        1,657,465
-----------------------------------------------------------------------------------------------------------------------------------
      $13.02          $12.02           $12.68          $11.63          $11.41              $8.07           $11.52           $12.94
===================================================================================================================================



 $22,004,256      $9,475,624      $28,139,247              --              --                 --               --               --

   1,695,804         791,812        2,226,642              --              --                 --               --               --
-----------------------------------------------------------------------------------------------------------------------------------
      $12.98          $11.97           $12.64              --              --                 --               --               --
===================================================================================================================================

See notes to financial statements

                 TIAA-CREF Institutional Mutual Funds  2003 ANNUAL REPORT    209

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS
--------------------------------------------------------------------------------
September 30, 2003

                                                                                    MID-CAP            MID-CAP           SMALL-CAP
                                                                                  VALUE INDEX        BLEND INDEX       GROWTH INDEX
                                                                                     FUND               FUND               FUND
------------------------------------------------------------------------------------------------------------------------------------
ASSETS

   Portfolio investments, at cost                                                 $26,438,040        $33,089,417        $48,446,143
   Net unrealized appreciation (depreciation) of portfolio investments              3,442,443          6,302,978         12,101,486
------------------------------------------------------------------------------------------------------------------------------------
   Portfolio investments, at value                                                 29,880,483         39,392,395         60,547,629
   Cash                                                                               112,625            190,733             59,162
   Receivable from securities transactions                                                 --                 --              3,790
   Receivable from Fund shares sold                                                   178,424            423,454                 --
   Due from investment advisor                                                         21,397             40,891             42,323
   Dividends and interest receivable                                                   48,897             43,227             22,877
------------------------------------------------------------------------------------------------------------------------------------
     TOTAL ASSETS                                                                  30,241,826         40,090,700         60,675,781
------------------------------------------------------------------------------------------------------------------------------------

LIABILITIES

   Accrued expenses                                                                    12,155             21,701             28,724
   Payable for securities transactions                                                124,227            335,227                 --
   Payable for Fund shares redeemed                                                        --             11,180                 --
   Income distribution payable                                                             --                 --                 --
------------------------------------------------------------------------------------------------------------------------------------
     TOTAL LIABILITIES                                                                136,382            368,108             28,724
------------------------------------------------------------------------------------------------------------------------------------
NET ASSETS                                                                        $30,105,444        $39,722,592        $60,647,057
====================================================================================================================================

NET ASSETS CONSIST OF:

   Paid-in-capital                                                                $25,474,230        $31,971,606        $45,243,851
   Accumulated undistributed (overdistributed) net investment income                  453,567            388,569            259,426
   Accumulated undistributed net realized gain (loss) on total investments            735,204          1,059,439          3,042,294
   Accumulated net unrealized appreciation (depreciation) on total investments      3,442,443          6,302,978         12,101,486
------------------------------------------------------------------------------------------------------------------------------------
NET ASSETS                                                                        $30,105,444        $39,722,592        $60,647,057
====================================================================================================================================

RETIREMENT CLASS:

   Net Assets                                                                     $   308,396        $   253,506        $   176,573
   Outstanding shares of beneficial interest,
     unlimited shares authorized ($.0001 par value)                                    26,131             20,558             13,451
------------------------------------------------------------------------------------------------------------------------------------
   NET ASSET VALUE PER SHARE                                                           $11.80             $12.33             $13.13
====================================================================================================================================

INSTITUTIONAL CLASS:

   Net Assets                                                                     $29,797,048        $39,469,086        $60,470,484
   Outstanding shares of beneficial interest,
     unlimited shares authorized ($.0001 par value)                                 2,517,863          3,192,845          4,595,976
------------------------------------------------------------------------------------------------------------------------------------
   NET ASSET VALUE PER SHARE                                                           $11.83             $12.36             $13.16
====================================================================================================================================

RETAIL CLASS:

   Net Assets                                                                              --                 --                 --
   Outstanding shares of beneficial interest,
     unlimited shares authorized ($.0001 par value)                                        --                 --                 --
------------------------------------------------------------------------------------------------------------------------------------
   NET ASSET VALUE PER SHARE                                                               --                 --                 --
====================================================================================================================================

                                               See notes to financial statements

210     TIAA-CREF Institutional Mutual Funds  2003 ANNUAL REPORT

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS        STATEMENTS OF ASSETS AND LIABILITIES
--------------------------------------------------------------------------------
September 30, 2003

  SMALL-CAP       SMALL-CAP      INTERNATIONAL   REAL ESTATE     SOCIAL CHOICE                       INFLATION-           MONEY
 VALUE INDEX     BLEND INDEX     EQUITY INDEX    SECURITIES         EQUITY             BOND          LINKED BOND         MARKET
    FUND            FUND             FUND           FUND             FUND              FUND             FUND              FUND
-----------------------------------------------------------------------------------------------------------------------------------


 $46,304,146     $83,935,226      $57,024,651    $157,756,490     $64,419,801     $1,512,533,239     $237,396,504     $175,360,318
   5,507,814      19,073,388        7,219,904       8,879,415      (5,310,801)        28,446,940        4,995,472               --
-----------------------------------------------------------------------------------------------------------------------------------
  51,811,960     103,008,614       64,244,555     166,635,905      59,109,000      1,540,980,179      242,391,976      175,360,318
      34,049         175,010           63,643         145,724         444,679          1,775,972        6,422,486            9,088
       3,780           7,190               --       5,967,881              --         54,593,916        5,243,819               --
     137,000         407,424           81,634       1,148,398         161,480            969,301          460,982           46,416
      44,424          81,231           99,014          21,230          53,402             45,837           21,195           12,389
      76,316          94,907          221,724         589,712          58,017         13,046,276        1,982,321           19,844
-----------------------------------------------------------------------------------------------------------------------------------
  52,107,529     103,774,376       64,710,570     174,508,850      59,826,578      1,611,411,481      256,522,779      175,448,055
-----------------------------------------------------------------------------------------------------------------------------------



      27,684          44,906           32,399          49,188          26,843            355,343           52,173           45,632
          --          50,582               --       8,206,490              --        181,372,033       13,012,766               --
          --         120,000               --          54,297          70,513            396,137          127,411           13,120
          --              --               --              --           3,572                 --               --          141,841
-----------------------------------------------------------------------------------------------------------------------------------
      27,684         215,488           32,399       8,309,975         100,928        182,123,513       13,192,350          200,593
-----------------------------------------------------------------------------------------------------------------------------------
 $52,079,845    $103,558,888      $64,678,171    $166,198,875     $59,725,650     $1,429,287,968     $243,330,429     $175,247,462
===================================================================================================================================



 $42,200,523     $80,190,093      $55,903,152    $142,660,345     $64,607,854     $1,365,263,495     $237,221,018     $175,249,370
     675,099         789,304        1,285,302         560,523         637,726            133,438           11,913               (1)
   3,696,409       3,506,103          265,745      14,098,592        (209,129)        35,444,095        1,102,026           (1,907)
   5,507,814      19,073,388        7,223,972       8,879,415      (5,310,801)        28,446,940        4,995,472               --
-----------------------------------------------------------------------------------------------------------------------------------
 $52,079,845    $103,558,888      $64,678,171    $166,198,875     $59,725,650     $1,429,287,968     $243,330,429     $175,247,462
===================================================================================================================================



 $   134,962    $    156,750      $   115,642    $ 14,206,825     $ 8,936,135                 --               --               --

      11,141          12,453           10,046       1,145,502       1,115,619                 --               --               --
-----------------------------------------------------------------------------------------------------------------------------------
      $12.11          $12.59           $11.51          $12.40           $8.01                 --               --               --
===================================================================================================================================



 $51,944,883    $103,402,138      $64,562,529    $ 99,389,445     $50,789,515     $1,429,287,968     $223,137,929     $175,247,462

   4,277,739       8,195,107        5,592,943       8,064,986       6,381,509        132,204,749       21,231,781      175,249,370
-----------------------------------------------------------------------------------------------------------------------------------
      $12.14          $12.62           $11.54          $12.32           $7.96             $10.81           $10.51            $1.00
===================================================================================================================================



          --              --               --     $52,602,605              --                 --      $20,192,500               --

          --              --               --       4,305,253              --                 --        1,943,399               --
-----------------------------------------------------------------------------------------------------------------------------------
          --              --               --          $12.22              --                 --           $10.39               --
===================================================================================================================================

See notes to financial statements

                 TIAA-CREF Institutional Mutual Funds  2003 ANNUAL REPORT    211

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS
--------------------------------------------------------------------------------
For the Year Ended September 30, 2003

                                                                   GROWTH           GROWTH &         INTERNATIONAL        LARGE-CAP
                                                                   EQUITY            INCOME             EQUITY              VALUE
                                                                    FUND              FUND               FUND               FUND
------------------------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME

   Interest                                                  $       4,316       $     59,345       $     50,974        $    10,922
   Dividends                                                     1,762,387          7,531,128          7,329,147          1,427,528
   Foreign taxes withheld                                           (1,439)            (1,758)          (591,974)               (89)
------------------------------------------------------------------------------------------------------------------------------------
     Total income                                                1,765,264          7,588,715          6,788,147          1,438,361
------------------------------------------------------------------------------------------------------------------------------------

EXPENSES

   Investment management fees                                      138,747            374,209            254,284             47,044
   Distribution fees--Retirement Class                                  --                784                864                884
   Service Agreement Fees--Retirement Class                             --              6,580              7,265              7,418
   Service Agreement Fees--Institutional Class                      69,373            186,320             84,110              2,427
   Service Agreement Fees--Retail Class                                 --                 --                 --            166,734
   Custody fees                                                     51,162             41,794            382,526             24,092
   Audit fees                                                       18,167             47,001             27,841              5,554
   Registration fees--Retirement Class                                  --                209                180                882
   Registration fees--Institutional Class                           32,132             49,096             23,163              2,411
   Registration fees--Retail Class                                      --                 --                 --             25,113
   Trustee fees and expenses                                         4,641              7,815              4,668                810
   Interest                                                         44,177                 --                 --                 --
------------------------------------------------------------------------------------------------------------------------------------
   Total expenses before expense reimbursement                     358,399            713,808            784,901            283,369
   Less expenses voluntarily reimbursed by the investment
     advisor (See Note 2)                                          (68,391)           (48,222)          (210,507)           (41,828)
------------------------------------------------------------------------------------------------------------------------------------
     Net expenses                                                  290,008            665,586            574,394            241,541
------------------------------------------------------------------------------------------------------------------------------------
   Net investment income                                         1,475,256          6,923,129          6,213,753          1,196,820
------------------------------------------------------------------------------------------------------------------------------------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON TOTAL INVESTMENTS

   Realized gain (loss) on:
     Portfolio investments                                     (66,098,661)       (22,556,594)        (5,311,420)         3,745,930
     Futures transactions                                          (27,685)           104,974                 --                 --
     Foreign currency transactions                                      --              5,206             81,411                 --
------------------------------------------------------------------------------------------------------------------------------------
   Net realized gain (loss) on total investments               (66,126,346)       (22,446,414)        (5,230,009)         3,745,930
------------------------------------------------------------------------------------------------------------------------------------
   Change in unrealized appreciation (depreciation) on:
     Portfolio investments                                     133,439,752        102,492,733         71,859,329         10,311,362
     Futures transactions                                               --           (102,988)                --                 --
     Translation of assets (other than portfolio investments)
       and liabilities denominated in foreign currencies                --                595            (50,343)                --
------------------------------------------------------------------------------------------------------------------------------------
   Net change in unrealized appreciation
     (depreciation) on total investments                       133,439,752        102,390,340         71,808,986         10,311,362
------------------------------------------------------------------------------------------------------------------------------------
   Net realized and unrealized gain on total investments        67,313,406         79,943,926         66,578,977         14,057,292
------------------------------------------------------------------------------------------------------------------------------------
   NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS      $  68,788,662       $ 86,867,055        $72,792,730        $15,254,112
====================================================================================================================================

                                               See notes to financial statements

212     TIAA-CREF Institutional Mutual Funds  2003 ANNUAL REPORT

                                                        STATEMENTS OF OPERATIONS
--------------------------------------------------------------------------------


    MID-CAP         MID-CAP         SMALL-CAP        LARGE-CAP     LARGE-CAP           EQUITY           S&P 500           MID-CAP
    GROWTH           VALUE           EQUITY        GROWTH INDEX   VALUE INDEX           INDEX            INDEX         GROWTH INDEX
     FUND            FUND             FUND             FUND          FUND               FUND             FUND              FUND
------------------------------------------------------------------------------------------------------------------------------------


 $    6,464      $    2,063      $    14,360     $     4,364     $    11,798       $    116,988      $     2,297       $    2,737
     99,255         378,154          550,935         734,404       2,267,681         19,527,215        1,181,701          115,710
       (370)           (686)            (199)            (37)            (51)              (663)              --              (76)
-----------------------------------------------------------------------------------------------------------------------------------
    105,349         379,531          565,096         738,731       2,279,428         19,643,540        1,183,998          118,371
-----------------------------------------------------------------------------------------------------------------------------------



     18,610          13,712           32,368          26,748          35,396            437,390           26,863           10,355
      2,541           1,397            2,244              51              47                 --            1,329               61
     21,425          11,764           18,945             392             355                 --           11,079              479
        303             639            2,854          13,348          17,673            218,675           12,766            5,146
     53,304          39,771           52,660              --              --                 --               --               --
     47,738          19,817          157,230          12,336          47,788            138,415           37,285            8,180
      2,146           1,650            3,797           6,829           8,997            108,224            6,619            2,620
      3,794           2,552            5,670              50              39                 --            1,300               74
        450           1,160            7,165          26,031          30,197            115,848           24,777           12,331
     11,183           9,909           30,435              --              --                 --               --               --
        323             261              582           1,245           1,418             14,109            1,115              481
         --              --               --              --              --              3,233               --               --
-----------------------------------------------------------------------------------------------------------------------------------
    161,817         102,632          313,950          87,030         141,910          1,035,894          123,133           39,727

    (59,261)        (30,626)        (193,838)        (32,541)        (70,209)          (154,745)         (57,222)         (18,286)
-----------------------------------------------------------------------------------------------------------------------------------
    102,556          72,006          120,112          54,489          71,701            881,149           65,911           21,441
-----------------------------------------------------------------------------------------------------------------------------------
      2,793         307,525          444,984         684,242       2,207,727         18,762,391        1,118,087           96,930
-----------------------------------------------------------------------------------------------------------------------------------




  1,910,860       1,407,215        5,328,696       5,343,520       2,118,812        (13,824,151)        (707,981)       2,916,008
        750              --               --              --              --                 --               --               --
         --             (99)              --              --              --                 --               --               --
-----------------------------------------------------------------------------------------------------------------------------------
  1,911,610       1,407,116        5,328,696       5,343,520       2,118,812        (13,824,151)        (707,981)       2,916,008
-----------------------------------------------------------------------------------------------------------------------------------

  5,444,532       2,998,381        7,883,583       9,810,510      16,535,024        212,018,240       12,605,399        5,665,240
         --              --               --              --              --                 --               --               --

         --               3               --              --              --                 --               --               --
-----------------------------------------------------------------------------------------------------------------------------------

  5,444,532       2,998,384        7,883,583       9,810,510      16,535,024        212,018,240       12,605,399        5,665,240
-----------------------------------------------------------------------------------------------------------------------------------
  7,356,142       4,405,500       13,212,279      15,154,030      18,653,836        198,194,089       11,897,418        8,581,248
-----------------------------------------------------------------------------------------------------------------------------------
 $7,358,935      $4,713,025      $13,657,263     $15,838,272     $20,861,563       $216,956,480      $13,015,505       $8,678,178
===================================================================================================================================

See notes to financial statements

                 TIAA-CREF Institutional Mutual Funds  2003 ANNUAL REPORT    213

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS
--------------------------------------------------------------------------------
For the Year Ended September 30, 2003

                                                                                     MID-CAP           MID-CAP           SMALL-CAP
                                                                                   VALUE INDEX       BLEND INDEX       GROWTH INDEX
                                                                                      FUND              FUND               FUND
------------------------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME

   Interest                                                                        $    2,351         $    2,961        $     9,430
   Dividends                                                                          633,472            533,214            386,124
   Foreign taxes withheld                                                                 (70)               (71)              (142)
------------------------------------------------------------------------------------------------------------------------------------
     Total income                                                                     635,753            536,104            395,412
------------------------------------------------------------------------------------------------------------------------------------

EXPENSES

   Investment management fees                                                          10,314             13,346             21,186
   Distribution fees--Retirement Class                                                     44                 56                 48
   Service Agreement Fees--Retirement Class                                               335                435                372
   Service Agreement Fees--Institutional Class                                          5,134              6,644             10,568
   Service Agreement Fees--Retail Class                                                    --                 --                 --
   Custody fees                                                                         9,062             26,078             20,053
   Audit fees                                                                           2,583              3,326              5,296
   Registration fees--Retirement Class                                                     61                 75                 62
   Registration fees--Institutional Class                                              14,589             17,749             26,974
   Registration fees--Retail Class                                                         --                 --                 --
   Trustee fees and expenses                                                              480                555                973
------------------------------------------------------------------------------------------------------------------------------------
   Total expenses before expense reimbursement                                         42,602             68,264             85,532
   Less expenses voluntarily reimbursed by the investment advisor (See Note 2)        (21,397)           (40,890)           (42,323)
------------------------------------------------------------------------------------------------------------------------------------
     Net expenses                                                                      21,205             27,374             43,209
------------------------------------------------------------------------------------------------------------------------------------
   Net investment income                                                              614,548            508,730            352,203
------------------------------------------------------------------------------------------------------------------------------------

NET REALIZED AND UNREALIZED GAIN ON TOTAL INVESTMENTS

   Realized gain on:
     Portfolio investments                                                            730,160          1,056,067          3,038,298
     Futures transactions                                                                  --                 --                 --
     Foreign currency transactions                                                         --                 --                 --
------------------------------------------------------------------------------------------------------------------------------------
   Net realized gain on total investments                                             730,160          1,056,067          3,038,298
------------------------------------------------------------------------------------------------------------------------------------
   Change in unrealized appreciation
     (depreciation) on:
     Portfolio investments                                                          5,143,457          7,990,295         15,487,599
     Futures transactions                                                                  --                 --                 --
     Translation of assets (other than portfolio investments) and
       liabilities denominated in foreign currencies                                       --                 --                 --
------------------------------------------------------------------------------------------------------------------------------------
   Net change in unrealized appreciation (depreciation) on total investments        5,143,457          7,990,295         15,487,599
------------------------------------------------------------------------------------------------------------------------------------
   Net realized and unrealized gain on total investments                            5,873,617          9,046,362         18,525,897
------------------------------------------------------------------------------------------------------------------------------------
   NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS                            $6,488,165         $9,555,092        $18,878,100
====================================================================================================================================

                                               See notes to financial statements

214   TIAA-CREF Institutional Mutual Funds  2003 ANNUAL REPORT

                                                        STATEMENTS OF OPERATIONS
--------------------------------------------------------------------------------


  SMALL-CAP       SMALL-CAP      INTERNATIONAL    REAL ESTATE    SOCIAL CHOICE                        INFLATION-          MONEY
 VALUE INDEX     BLEND INDEX     EQUITY INDEX     SECURITIES        EQUITY              BOND          LINKED BOND        MARKET
    FUND            FUND             FUND            FUND            FUND               FUND             FUND             FUND
------------------------------------------------------------------------------------------------------------------------------------


 $    13,282     $    14,904      $     1,136     $    91,404     $     6,346       $ 54,323,009      $ 5,450,586       $2,412,956
     946,455         990,874        1,591,919       4,121,048         863,869             10,726               --               --
        (158)           (324)        (127,723)         (1,173)           (261)                --               --               --
------------------------------------------------------------------------------------------------------------------------------------
     959,579       1,005,454        1,465,332       4,211,279         869,954         54,333,735        5,450,586        2,412,956
------------------------------------------------------------------------------------------------------------------------------------



      18,711          28,906           21,987          70,253          20,111          1,030,327          127,916           70,790
          43              46               41           1,399             780                 --               --               --
         325             348              306          11,792           6,544                 --               --               --
       9,333          14,429           13,522          17,531           9,664            515,164           34,243           53,091
          --              --               --         101,419              --                 --           50,368               --
      22,363          57,649           89,501           9,801          19,228             49,155           10,174           11,654
       4,701           7,028            5,487           7,261           5,019            129,651           13,710           17,965
          60              47               93             855             331                 --               --               --
      26,187          30,236           50,262          10,681           8,096            111,711           19,547           16,393
          --              --               --          10,536              --                 --            7,564               --
         823           1,077            1,030           1,002             503             20,703            1,687            2,691
------------------------------------------------------------------------------------------------------------------------------------
      82,546         139,766          182,229         242,530          70,276          1,856,711          265,209          172,584

     (44,424)        (81,231)         (99,014)        (21,229)        (23,122)           (45,837)         (21,195)         (12,389)
------------------------------------------------------------------------------------------------------------------------------------
      38,122          58,535           83,215         221,301          47,154          1,810,874          244,014          160,195
------------------------------------------------------------------------------------------------------------------------------------
     921,457         946,919        1,382,117       3,989,978         822,800         52,522,861        5,206,572        2,252,761
------------------------------------------------------------------------------------------------------------------------------------




   3,686,136       3,499,552          270,110      14,120,615       2,166,598         38,935,725        1,102,026              227
          --              --               --              --              --                 --               --               --
          --              --           11,224              --              --                 --               --               --
------------------------------------------------------------------------------------------------------------------------------------
   3,686,136       3,499,552          281,334      14,120,615       2,166,598         38,935,725        1,102,026              227
------------------------------------------------------------------------------------------------------------------------------------


   8,690,815      22,051,121       11,306,964       9,483,663       8,492,782        (16,837,714)       4,734,905               --
          --              --               --              --              --                 --               --               --

          --              --            4,068              --              --                 --               --               --
------------------------------------------------------------------------------------------------------------------------------------

   8,690,815      22,051,121       11,311,032       9,483,663       8,492,782        (16,837,714)       4,734,905               --
------------------------------------------------------------------------------------------------------------------------------------
  12,376,951      25,550,673       11,592,366      23,604,278      10,659,380         22,098,011        5,836,931              227
------------------------------------------------------------------------------------------------------------------------------------
 $13,298,408     $26,497,592      $12,974,483     $27,594,256     $11,482,180        $74,620,872      $11,043,503       $2,252,988
====================================================================================================================================

See notes to financial statements

                 TIAA-CREF Institutional Mutual Funds  2003 ANNUAL REPORT    215

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS
--------------------------------------------------------------------------------
For the Year Ended September 30, 2003

                                                                GROWTH             GROWTH &        INTERNATIONAL        LARGE-CAP
                                                                EQUITY              INCOME            EQUITY              VALUE
                                                                 FUND                FUND              FUND               FUND
------------------------------------------------------------------------------------------------------------------------------------
CASH FLOWS FROM OPERATING ACTIVITIES:

   Net increase in net assets resulting from operations      $  68,788,662       $ 86,867,055       $ 72,792,730       $ 15,254,112
   Adjustments to reconcile net increase in net assets
     resulting from operations to net cash provided by
     (used in) operating activities:
       Purchases of long-term securities                      (187,219,341)      (734,187,406)      (541,724,867)      (184,185,211)
       Proceeds from sales of long-term securities             646,650,044        681,396,826        429,560,438        107,220,708
       Purchases of short-term investments--net                  1,214,177         (1,777,831)         4,032,021                474
       Decrease (increase) in receivables                          330,141            (89,545)          (258,858)          (206,024)
       Increase (decrease) in payables                            (255,438)          (179,356)            76,868             67,557
       Net realized (gain) loss on total investments            66,126,346         22,446,414          5,230,009         (3,745,930)
       Unrealized (appreciation) depreciation on
         total investments                                    (133,439,752)      (102,390,340)       (71,808,986)       (10,311,362)
------------------------------------------------------------------------------------------------------------------------------------
     Net cash provided by (used in) operating activities       462,194,839        (47,914,183)      (102,100,645)       (75,905,676)
------------------------------------------------------------------------------------------------------------------------------------

CASH FLOWS FROM FINANCING ACTIVITIES:

   Proceeds from fund shares sold                               51,891,991        178,749,427        130,379,871         29,446,059
   Payments for Fund shares redeemed                           (61,044,949)       (94,836,215)       (28,810,931)       (24,934,061)
   Cash distributions paid                                        (838,567)        (1,791,250)          (673,374)            (6,354)
   Exchanges among the various TIAA-CREF mutual
     funds--net                                               (452,490,186)       (34,303,000)        (1,210,000)        71,330,646
   Proceeds from short term borrowings                         430,000,000                 --                 --                 --
   Repayments of short term borrowings                        (430,000,000)                --                 --                 --
------------------------------------------------------------------------------------------------------------------------------------
   Net cash provided by (used in) financing activities        (462,481,711)        47,818,962         99,685,566         75,836,290
------------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) in cash                                       (286,872)           (95,221)        (2,415,079)           (69,386)


CASH

   Beginning of year                                               739,234            143,384          2,527,813             69,386
------------------------------------------------------------------------------------------------------------------------------------
   End of year                                               $     452,362       $     48,163       $    112,734       $         --
====================================================================================================================================

SUPPLEMENTAL DISCLOSURE OF CASH FLOW INFORMATION:

   Non-cash financing activities not included above:
     Reinvestment of distributions                           $   1,639,966       $  6,534,360       $  3,315,220       $    122,251
     Cash paid for interest                                  $      44,177       $         --       $         --       $         --
====================================================================================================================================

                                               See notes to financial statements

216     TIAA-CREF Institutional Mutual Funds  2003 ANNUAL REPORT

                                                        STATEMENTS OF CASH FLOWS
--------------------------------------------------------------------------------


   MID-CAP         MID-CAP        SMALL-CAP        LARGE-CAP      LARGE-CAP          EQUITY             S&P 500          MID-CAP
   GROWTH           VALUE          EQUITY        GROWTH INDEX    VALUE INDEX          INDEX              INDEX        GROWTH INDEX
    FUND            FUND            FUND             FUND           FUND              FUND               FUND             FUND
------------------------------------------------------------------------------------------------------------------------------------


$  7,358,935    $  4,713,025     $ 13,657,263    $ 15,838,272    $ 20,861,563      $ 216,956,480     $ 13,015,505      $ 8,678,178



 (68,826,606)    (51,584,122)    (165,916,870)    (11,867,573)    (69,199,930)      (788,424,994)     (48,088,398)      (8,923,165)
  37,748,885      36,584,467      123,264,416      27,350,198      54,479,699         54,337,427       13,124,694       13,197,676
         750             (96)        (867,442)             --           2,361         (1,357,596)             154               (1)
     (70,623)        (47,697)        (248,460)        (21,986)       (140,271)        (1,176,483)        (114,502)             202
     (47,041)         18,902           95,302          18,503          34,750             16,650           35,888           11,112
  (1,911,610)     (1,407,116)      (5,328,696)     (5,343,520)     (2,118,812)        13,824,151          707,981       (2,916,008)

  (5,444,532)     (2,998,384)      (7,883,583)     (9,810,510)    (16,535,024)      (212,018,240)     (12,605,399)      (5,665,240)
------------------------------------------------------------------------------------------------------------------------------------
 (31,191,842)    (14,721,021)     (43,228,070)     16,163,384     (12,615,664)      (717,842,605)     (33,924,077)       4,382,754
------------------------------------------------------------------------------------------------------------------------------------



  39,203,868      25,919,088       57,877,261       6,997,127      54,773,006        481,257,177       64,003,580          866,978
 (18,000,540)    (15,220,545)     (33,242,093)    (23,427,314)    (51,427,357)      (223,905,004)     (29,865,635)      (5,246,581)
         (16)         (2,767)          (2,927)         (2,170)         (6,519)        18,809,165          (50,729)            (152)

  11,342,187       4,390,626       18,414,161              --       9,413,000        441,681,186               --               --
          --              --               --              --              --         35,000,000               --               --
          --              --               --              --              --        (35,000,000)              --               --
------------------------------------------------------------------------------------------------------------------------------------
  32,545,499      15,086,402       43,046,402     (16,432,357)     12,752,130        717,842,524       34,087,216       (4,379,755)
------------------------------------------------------------------------------------------------------------------------------------
   1,353,657         365,381         (181,668)       (268,973)        136,466                (81)         163,139            2,999




          --          24,740          213,326         364,180         229,023                 81          299,345           94,195
------------------------------------------------------------------------------------------------------------------------------------
$  1,353,657    $    390,121     $     31,658    $     95,207    $    365,489      $          --     $    462,484      $    97,194
====================================================================================================================================




$      1,783    $     67,389     $     91,715    $    251,670    $    478,361      $   8,062,610     $    229,020      $    43,105
$         --    $         --     $         --    $         --    $         --      $       3,233     $         --      $        --
====================================================================================================================================

See notes to financial statements

                 TIAA-CREF Institutional Mutual Funds  2003 ANNUAL REPORT    217

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS
--------------------------------------------------------------------------------
For the Year Ended September 30, 2003


                                                                                      MID-CAP          MID-CAP           SMALL-CAP
                                                                                    VALUE INDEX      BLEND INDEX       GROWTH INDEX
                                                                                       FUND             FUND               FUND
------------------------------------------------------------------------------------------------------------------------------------
CASH FLOWS FROM OPERATING ACTIVITIES:

   Net increase in net assets resulting from operations                           $ 6,488,165       $  9,555,092       $ 18,878,100
   Adjustments to reconcile net increase in net assets
     resulting from operations to net cash provided by
     (used in) operating activities:
       Purchases of long-term securities                                           (7,747,710)       (16,353,474)       (27,720,995)
       Proceeds from sales of long-term securities                                  6,079,967         11,543,438         30,907,624
       Purchases of short-term investments--net                                         3,002              1,937              3,386
       Decrease (increase) in receivables                                             (51,976)           (70,554)           (32,538)
       Increase (decrease) in payables                                                 10,746             20,112             25,886
       Net realized (gain) loss on total investments                                 (730,160)        (1,056,067)        (3,038,298)
       Unrealized (appreciation) depreciation on total investments                 (5,143,457)        (7,990,295)       (15,487,599)
------------------------------------------------------------------------------------------------------------------------------------
   Net cash provided by (used in) operating activities                             (1,091,423)        (4,349,811)         3,535,566
------------------------------------------------------------------------------------------------------------------------------------

CASH FLOWS FROM FINANCING ACTIVITIES:

   Proceeds from Fund shares sold                                                   1,309,918         14,063,177          2,258,215
   Payments for Fund shares redeemed                                                 (199,624)        (9,643,624)        (6,153,436)
   Cash distributions paid                                                             (3,438)            (7,055)              (795)
   Exchanges among the various TIAA-CREF mutual funds--net                                 --                 --                 --
   Proceeds from the financing of dollar roll transactions--net                            --                 --                 --
------------------------------------------------------------------------------------------------------------------------------------
   Net cash provided by (used in) financing activities                              1,106,856          4,412,498         (3,896,016)
------------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) in cash                                                            15,433             62,687           (360,450)


CASH

   Beginning of year                                                                   97,192            128,046            419,612
------------------------------------------------------------------------------------------------------------------------------------
   End of year                                                                    $   112,625       $    190,733       $     59,162
====================================================================================================================================

SUPPLEMENTAL DISCLOSURE OF CASH FLOW INFORMATION:

   Non-cash financing activities not included above:
     Reinvestment of distributions                                                $   184,718       $    139,208       $    136,666
====================================================================================================================================

                                               See notes to financial statements

218     TIAA-CREF Institutional Mutual Funds  2003 ANNUAL REPORT

                                                        STATEMENTS OF CASH FLOWS
--------------------------------------------------------------------------------
For the Year Ended September 30, 2003

  SMALL-CAP       SMALL-CAP     INTERNATIONAL     REAL ESTATE    SOCIAL CHOICE                        INFLATION-          MONEY
 VALUE INDEX     BLEND INDEX    EQUITY INDEX      SECURITIES        EQUITY            BOND            LINKED BOND        MARKET
    FUND            FUND            FUND             FUND            FUND             FUND               FUND             FUND
------------------------------------------------------------------------------------------------------------------------------------


$ 13,298,408    $ 26,497,592     $ 12,974,483    $ 27,594,256    $ 11,482,180    $    74,620,872     $ 11,043,503     $  2,252,988



 (26,790,295)    (76,645,692)     (11,525,096)   (352,506,315)    (26,162,657)    (2,760,457,201)    (492,582,186)              --
  27,716,101      37,919,345        5,077,001     232,598,689      13,593,273      2,096,924,727      288,417,491               --
      10,806           5,640         (286,040)     (1,518,076)             --        451,475,803       (2,520,086)      13,291,014
     (47,010)       (127,773)        (260,505)       (517,197)         84,818           (374,775)      (1,794,668)          50,620
      25,136          42,472           27,012          42,608        (121,578)          (389,186)          47,290         (169,620)
  (3,686,136)     (3,499,552)        (281,334)    (14,120,615)     (2,166,598)       (38,935,725)      (1,102,026)            (227)
  (8,690,815)    (22,051,121)     (11,311,032)     (9,483,663)     (8,492,782)        16,837,714       (4,734,905)              --
------------------------------------------------------------------------------------------------------------------------------------
   1,836,195     (37,859,089)      (5,585,511)   (117,910,313)    (11,783,344)      (160,297,771)    (203,225,587)      15,424,775
------------------------------------------------------------------------------------------------------------------------------------



   3,500,130      42,261,817        7,118,960     101,409,667      32,700,103        428,663,876      130,776,404       30,007,207
  (5,754,136)    (11,469,191)      (1,513,944)    (10,804,230)    (20,611,498)      (148,360,293)     (30,196,254)     (43,338,978)
     (13,866)        (11,513)         (18,474)       (560,861)       (116,445)       (13,414,398)        (455,444)        (253,571)
          --       6,903,000               --      27,982,371              --        (87,803,695)     109,520,135       (1,973,000)
          --              --               --              --              --        (30,395,758)              --               --
------------------------------------------------------------------------------------------------------------------------------------
  (2,267,872)     37,684,113        5,586,542     118,026,947      11,972,160        148,689,732      209,644,841      (15,558,342)
------------------------------------------------------------------------------------------------------------------------------------
    (431,677)       (174,976)           1,031         116,634         188,816        (11,608,039)       6,419,254         (133,567)




     465,726         349,986           62,612          29,090         255,863         13,384,011            3,232          142,655
------------------------------------------------------------------------------------------------------------------------------------
$     34,049    $    175,010     $     63,643    $    145,724    $    444,679    $     1,775,972     $  6,422,486     $      9,088
====================================================================================================================================




$    311,569    $    203,038     $    216,361    $  2,971,448    $    438,019    $    53,321,807     $  4,786,987     $  2,125,322
====================================================================================================================================

See notes to financial statements

                 TIAA-CREF Institutional Mutual Funds  2003 ANNUAL REPORT    219

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS
--------------------------------------------------------------------------------


                                                                    GROWTH EQUITY FUND                    GROWTH & INCOME FUND
                                                            ---------------------------------       -------------------------------



                                                            FOR THE YEARS ENDED SEPTEMBER 30,      FOR THE YEARS ENDED SEPTEMBER 30,
                                                            ---------------------------------       -------------------------------
                                                                  2003               2002               2003               2002
------------------------------------------------------------------------------------------------------------------------------------
CHANGES IN NET ASSETS

OPERATIONS

   Net investment income                                    $    1,475,256       $  1,925,571       $  6,923,129       $  4,034,717
   Net realized gain (loss) on total investments               (66,126,346)       (56,340,121)       (22,446,414)       (46,455,636)
   Net change in unrealized appreciation (depreciation)
     on total investments                                      133,439,752        (86,363,128)       102,390,340        (68,136,446)
------------------------------------------------------------------------------------------------------------------------------------
   Net increase (decrease) from operations                      68,788,662       (140,777,678)        86,867,055       (110,557,365)
------------------------------------------------------------------------------------------------------------------------------------

DISTRIBUTIONS TO SHAREHOLDERS

   From net investment income:
     Retirement Class                                                   --                 --            (16,030)                --
     Institutional Class                                        (2,478,533)          (721,601)        (6,772,254)        (4,013,504)
     Retail Class                                                       --                 --                 --                 --
   From realized gains:
     Retirement Class                                                   --                 --                 --                 --
     Institutional Class                                                --               (161)                --                 --
     Retail Class                                                       --                 --                 --                 --
------------------------------------------------------------------------------------------------------------------------------------
   Total distributions                                          (2,478,533)          (721,762)        (6,788,284)        (4,013,504)
------------------------------------------------------------------------------------------------------------------------------------

SHAREHOLDER TRANSACTIONS (NOTE 5)

   Retirement Class                                                     --                 --          7,765,201                 --
   Institutional Class                                        (459,497,023)       479,138,793         49,056,738        321,220,558
   Retail Class                                                         --                 --                 --                 --
------------------------------------------------------------------------------------------------------------------------------------
   Total shareholder transactions                             (459,497,023)       479,138,793         56,821,939        321,220,558
------------------------------------------------------------------------------------------------------------------------------------
   Total increase (decrease) in net assets                    (393,186,894)       337,639,353        136,900,710        206,649,689


NET ASSETS

   Beginning of period                                         487,620,012        149,980,659        376,529,440        169,879,751
------------------------------------------------------------------------------------------------------------------------------------
   END OF PERIOD                                            $   94,433,118       $487,620,012       $513,430,150       $376,529,440
====================================================================================================================================

                                               See notes to financial statements

220     TIAA-CREF Institutional Mutual Funds  2003 ANNUAL REPORT

                                             STATEMENTS OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

  INTERNATIONAL EQUITY FUND          LARGE-CAP VALUE FUND              MID-CAP GROWTH FUND             MID-CAP VALUE FUND
----------------------------     -----------------------------    --------------------------------     -----------------------------
                                               FOR THE PERIOD                     FOR THE PERIOD                     FOR THE PERIOD
                                             SEPTEMBER 4, 2002                  SEPTEMBER 4, 2002                  SEPTEMBER 4, 2000
    FOR THE YEARS ENDED             FOR THE   (COMMENCEMENT OF      FOR THE      (COMMENCEMENT OF       FOR THE     (COMMENCEMENT OF
        SEPTEMBER 30,             YEAR ENDED   OPERATIONS) TO     YEAR ENDED      OPERATIONS) TO      YEAR ENDED     OPERATIONS) TO
----------------------------     SEPTEMBER 30,  SEPTEMBER 30,    SEPTEMBER 30,     SEPTEMBER 30,     SEPTEMBER 30,    SEPTEMBER 30,
    2003            2002             2003            2002            2003               2002             2003             2002
------------------------------------------------------------------------------------------------------------------------------------




$  6,213,753    $  3,422,036     $  1,196,820    $     17,927    $      2,793    $         1,611     $    307,525     $     10,926
  (5,230,009)    (11,557,759)       3,745,930        (343,244)      1,911,610             (3,026)       1,407,116          (55,321)

  71,808,986     (28,927,905)      10,311,362      (1,357,026)      5,444,532           (789,293)       2,998,384         (923,001)
------------------------------------------------------------------------------------------------------------------------------------
  72,792,730     (37,063,628)      15,254,112      (1,682,343)      7,358,935           (790,708)       4,713,025         (967,396)
------------------------------------------------------------------------------------------------------------------------------------




         (45)             --             (580)             --             (18)                --             (608)              --
  (3,988,549)     (1,497,783)          (9,574)             --             (26)                --           (2,883)              --
          --              --         (118,451)             --          (1,570)                --          (66,665)              --

          --              --               --              --              (2)                --               --               --
          --              --               --              --              (3)                --               --               --
          --              --               --              --            (180)                --               --               --
------------------------------------------------------------------------------------------------------------------------------------
  (3,988,594)     (1,497,783)        (128,605)             --          (1,799)                --          (70,156)              --
------------------------------------------------------------------------------------------------------------------------------------



   9,161,248              --        9,337,846         100,075      23,648,632            100,075       14,549,465          100,075
  96,024,741     124,024,727       13,322,780         100,075       1,391,967            100,075        3,323,806          100,075
          --              --       54,009,734      19,800,050       7,803,023          9,800,050       (2,395,256)       9,800,050
------------------------------------------------------------------------------------------------------------------------------------
 105,185,989     124,024,727       76,670,360      20,000,200      32,843,622         10,000,200       15,478,015       10,000,200
------------------------------------------------------------------------------------------------------------------------------------
 173,990,125      85,463,316       91,795,867      18,317,857      40,200,758          9,209,492       20,120,884        9,032,804




 205,899,007     120,435,691       18,317,857              --       9,209,492                 --        9,032,804               --
------------------------------------------------------------------------------------------------------------------------------------
$379,889,132    $205,899,007     $110,113,724    $ 18,317,857    $ 49,410,250    $     9,209,492     $ 29,153,688     $  9,032,804
====================================================================================================================================

See notes to financial statements

                 TIAA-CREF Institutional Mutual Funds  2003 ANNUAL REPORT    221

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS
--------------------------------------------------------------------------------

                                                                  SMALL-CAP EQUITY FUND              LARGE-CAP GROWTH INDEX FUND
                                                            --------------------------------       ------------------------------- -
                                                                               FOR THE PERIOD                      FOR THE PERIOD
                                                                              SEPTEMBER 4, 2002                   SEPTEMBER 4, 2002
                                                               FOR THE        (COMMENCEMENT OF        FOR THE     (COMMENCEMENT OF
                                                             YEAR ENDED        OPERATIONS) TO       YEAR ENDED     OPERATIONS) TO
                                                            SEPTEMBER 30,       SEPTEMBER 30,      SEPTEMBER 30,    SEPTEMBER 30,
------------------------------------------------------------------------------------------------------------------------------------
                                                                 2003                2002               2003               2002
------------------------------------------------------------------------------------------------------------------------------------
CHANGES IN NET ASSETS

OPERATIONS

   Net investment income                                    $    444,984        $     30,295       $    684,242       $     77,750
   Net realized gain (loss) on total investments               5,328,696            (209,119)         5,343,520                 --
   Net change in unrealized appreciation (depreciation)
     on total investments                                      7,883,583          (1,284,846)         9,810,510         (4,687,185)
------------------------------------------------------------------------------------------------------------------------------------
   Net increase (decrease) from operations                    13,657,263          (1,463,670)        15,838,272         (4,609,435)
------------------------------------------------------------------------------------------------------------------------------------

DISTRIBUTIONS TO SHAREHOLDERS

   From net investment income:
     Retirement Class                                               (370)                 --               (276)                --
     Institutional Class                                          (4,819)                 --           (253,564)                --
     Retail Class                                                (89,453)                 --                 --                 --
   From realized gains:
     Retirement Class                                                 --                  --                 --                 --
     Institutional Class                                              --                  --                 --                 --
     Retail Class                                                     --                  --                 --                 --
------------------------------------------------------------------------------------------------------------------------------------
   Total distributions                                           (94,642)                 --           (253,840)                --
------------------------------------------------------------------------------------------------------------------------------------

SHAREHOLDER TRANSACTIONS (NOTE 5)

   Retirement Class                                           27,451,800             100,075             83,863            100,075
   Institutional Class                                        16,014,579             100,075        (41,212,260)        64,900,075
   Retail Class                                                  311,763          19,800,050                 --                 --
------------------------------------------------------------------------------------------------------------------------------------
   Total shareholder transactions                             43,778,142          20,000,200        (41,128,397)        65,000,150
------------------------------------------------------------------------------------------------------------------------------------
   Total increase (decrease) in net assets                    57,340,763          18,536,530        (25,543,965)        60,390,715

NET ASSETS

   Beginning of period                                        18,536,530                  --         60,390,715                 --
------------------------------------------------------------------------------------------------------------------------------------
   END OF PERIOD                                            $ 75,877,293        $ 18,536,530       $ 34,846,750       $ 60,390,715
====================================================================================================================================

                                               See notes to financial statements

222     TIAA-CREF Institutional Mutual Funds  2003 ANNUAL REPORT

                                             STATEMENTS OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

 LARGE-CAP VALUE INDEX FUND              EQUITY INDEX FUND                S&P 500 INDEX FUND            MID-CAP GROWTH INDEX FUND
-----------------------------      ------------------------------    ----------------------------     -----------------------------
               FOR THE PERIOD                                                      FOR THE PERIOD                   FOR THE PERIOD
             SEPTEMBER 4, 2002                                                    SEPTEMBER 4, 2002                SEPTEMBER 4, 2002
   FOR THE    (COMMENCEMENT OF                                         FOR THE    (COMMENCEMENT OF     FOR THE     (COMMENCEMENT OF
 YEAR ENDED    OPERATIONS) TO    FOR THE YEARS ENDED SEPTEMBER 30,   YEAR ENDED    OPERATIONS) TO     YEAR ENDED     OPERATIONS) TO
SEPTEMBER 30,   SEPTEMBER 30,    ---------------------------------  SEPTEMBER 30,   SEPTEMBER 30,    SEPTEMBER 30,    SEPTEMBER 30,
      2003            2002                2003            2002            2003            2002             2003             2002
------------------------------------------------------------------------------------------------------------------------------------




 $  2,207,727    $     86,018      $   18,762,391    $  4,189,601    $  1,118,087    $     58,268     $     96,930     $     17,251
    2,118,812              --         (13,824,151)      1,824,448        (707,981)             --        2,916,008               --

   16,535,024      (4,505,281)        212,018,240    (121,422,325)     12,605,399      (3,098,182)       5,665,240       (1,571,487)
-----------------------------------------------------------------------------------------------------------------------------------
   20,861,563      (4,419,263)        216,956,480    (115,408,276)     13,015,505      (3,039,914)       8,678,178       (1,554,236)
------------------------------------------------------------------------------------------------------------------------------------




         (710)             --                  --              --            (480)             --              (35)              --
     (482,837)             --          (6,764,641)     (1,164,700)       (279,028)             --          (39,612)              --
           --              --                  --              --              --              --               --               --

           (2)             --                  --              --              (1)             --              (15)
       (1,331)             --          (2,993,955)         (2,648)           (240)             --           (3,595)
           --              --                  --              --              --              --               --               --
------------------------------------------------------------------------------------------------------------------------------------
     (484,880)             --          (9,758,596)     (1,167,348)       (279,749)             --          (43,257)              --
------------------------------------------------------------------------------------------------------------------------------------



       47,257         100,075                  --              --      12,239,557         100,075          167,992          100,075
   13,321,167      59,900,075         728,762,523     435,099,114      23,494,120      44,900,075       (9,495,290)      23,900,075
           --              --                  --              --              --              --               --               --
------------------------------------------------------------------------------------------------------------------------------------
   13,368,424      60,000,150         728,762,523     435,099,114      35,733,677      45,000,150       (9,327,298)      24,000,150
------------------------------------------------------------------------------------------------------------------------------------
   33,745,107      55,580,887         935,960,407     318,523,490      48,469,433      41,960,236         (692,377)      22,445,914



   55,580,887              --         419,770,757     101,247,267      41,960,236              --       22,445,914               --
------------------------------------------------------------------------------------------------------------------------------------
 $ 89,325,994    $ 55,580,887      $1,355,731,164    $419,770,757    $ 90,429,669    $ 41,960,236     $ 21,753,537     $ 22,445,914
====================================================================================================================================

See notes to financial statements

                 TIAA-CREF Institutional Mutual Funds  2003 ANNUAL REPORT    223

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS
--------------------------------------------------------------------------------

                                                                 MID-CAP VALUE INDEX FUND               MID-CAP BLEND INDEX FUND
                                                            ---------------------------------       -------------------------------
                                                                                FOR THE PERIOD                      FOR THE PERIOD
                                                                               SEPTEMBER 4, 2002                   SEPTEMBER 4, 2002
                                                              FOR THE          (COMMENCEMENT OF       FOR THE       (COMMENCEMENT OF
                                                            YEAR ENDED          OPERATIONS) TO      YEAR ENDED       OPERATIONS) TO
                                                           SEPTEMBER 30,         SEPTEMBER 30,     SEPTEMBER 30,      SEPTEMBER 30,
                                                                2003                 2002               2003               2002
------------------------------------------------------------------------------------------------------------------------------------
CHANGES IN NET ASSETS

OPERATIONS

   Net investment income                                    $    614,548         $     32,863       $    508,730       $     29,895
   Net realized gain/(loss) on total investments                 730,160                   --          1,056,067                 --
   Net change in unrealized appreciation (depreciation)
     on total investments                                      5,143,457           (1,701,014)         7,990,295         (1,687,317)
------------------------------------------------------------------------------------------------------------------------------------
   Net increase (decrease) from operations                     6,488,165           (1,668,151)         9,555,092         (1,657,422)
------------------------------------------------------------------------------------------------------------------------------------

DISTRIBUTIONS TO SHAREHOLDERS

   From net investment income:
     Retirement Class                                               (687)                  --               (433)                --
     Institutional Class                                        (186,165)                  --           (144,983)                --
     Retail Class                                                     --                   --                 --                 --
   From realized gains:
     Retirement Class                                                 (5)                  --                 (5)                --
     Institutional Class                                          (1,299)                  --               (842)                --
     Retail Class                                                     --                   --                 --                 --
------------------------------------------------------------------------------------------------------------------------------------
   Total distributions                                          (188,156)                  --           (146,263)                --
------------------------------------------------------------------------------------------------------------------------------------

SHAREHOLDER TRANSACTIONS (NOTE 5)

   Retirement Class                                              189,522              100,075            125,740            100,075
   Institutional Class                                         1,283,914           23,900,075          4,845,295         26,900,075
   Retail Class                                                       --                   --                 --                 --
------------------------------------------------------------------------------------------------------------------------------------
   Total shareholder transactions                              1,473,436           24,000,150          4,971,035         27,000,150
------------------------------------------------------------------------------------------------------------------------------------
   Total increase (decrease) in net assets                     7,773,445           22,331,999         14,379,864         25,342,728


NET ASSETS

   Beginning of period                                        22,331,999                   --         25,342,728                 --
------------------------------------------------------------------------------------------------------------------------------------
   END OF PERIOD                                            $ 30,105,444         $ 22,331,999       $ 39,722,592       $ 25,342,728
------------------------------------------------------------------------------------------------------------------------------------

                                               See notes to financial statements

224     TIAA-CREF Institutional Mutual Funds  2003 ANNUAL REPORT

                                             STATEMENTS OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

SMALL-CAP GROWTH INDEX FUND       SMALL-CAP VALUE INDEX FUND      SMALL-CAP BLEND INDEX FUND        INTERNATIONAL EQUITY INDEX FUND
----------------------------     ----------------------------    ----------------------------       -------------------------------
               FOR THE PERIOD                  FOR THE PERIOD                  FOR THE PERIOD                      FOR THE PERIOD
              SEPTEMBER 4, 2002               SEPTEMBER 4, 2002               SEPTEMBER 4, 2002                   SEPTEMBER 4, 2002
   FOR THE     (COMMENCEMENT OF     FOR THE    (COMMENCEMENT OF     FOR THE    (COMMENCEMENT OF        FOR THE     (COMMENCEMENT OF
 YEAR ENDED     OPERATIONS) TO    YEAR ENDED    OPERATIONS) TO    YEAR ENDED    OPERATIONS) TO       YEAR ENDED     OPERATIONS) TO
SEPTEMBER 30,    SEPTEMBER 30,   SEPTEMBER 30,   SEPTEMBER 30,   SEPTEMBER 30,   SEPTEMBER 30,      SEPTEMBER 30,    SEPTEMBER 30,
    2003            2002             2003            2002            2003            2002                2003             2002
------------------------------------------------------------------------------------------------------------------------------------




$    352,203    $     51,762     $    921,457    $     95,160    $     946,919     $     68,594      $  1,382,117     $     73,470
   3,038,298            (826)       3,686,136              --        3,499,552           (1,252)          281,334           48,952

  15,487,599      (3,386,113)       8,690,815      (3,183,001)      22,051,121       (2,977,733)       11,311,032       (4,087,060)
------------------------------------------------------------------------------------------------------------------------------------
  18,878,100      (3,335,177)      13,298,408      (3,087,841)      26,497,592       (2,910,391)       12,974,483       (3,964,638)
------------------------------------------------------------------------------------------------------------------------------------




        (160)             --             (610)             --             (388)              --              (359)              --
    (135,904)             --         (321,571)             --         (212,874)              --          (234,476)              --
          --              --               --              --               --               --                --               --

          (2)             --               (8)             --               (2)              --                --               --
      (1,395)             --           (3,246)             --           (1,287)              --                --               --
          --              --               --              --               --               --                --               --
------------------------------------------------------------------------------------------------------------------------------------
    (137,461)             --         (325,435)             --         (214,551)              --          (234,835)              --
------------------------------------------------------------------------------------------------------------------------------------



      41,509         100,075           12,930         100,075           29,304          100,075               409          100,075
  (3,800,064)     48,900,075       (1,818,367)     43,900,075       38,156,784       41,900,075         5,902,602       49,900,075
          --              --               --              --               --               --                --               --
------------------------------------------------------------------------------------------------------------------------------------
  (3,758,555)     49,000,150       (1,805,437)     44,000,150       38,186,088       42,000,150         5,903,011       50,000,150
------------------------------------------------------------------------------------------------------------------------------------
  14,982,084      45,664,973       11,167,536      40,912,309       64,469,129       39,089,759        18,642,659       46,035,512




  45,664,973              --       40,912,309              --       39,089,759               --        46,035,512               --
------------------------------------------------------------------------------------------------------------------------------------
$ 60,647,057    $ 45,664,973     $ 52,079,845    $ 40,912,309    $ 103,558,888     $ 39,089,759      $ 64,678,171     $ 46,035,512
====================================================================================================================================

See notes to financial statements

                 TIAA-CREF Institutional Mutual Funds  2003 ANNUAL REPORT    225

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS
--------------------------------------------------------------------------------

                                                              REAL ESTATE SECURITIES FUND             SOCIAL CHOICE EQUITY FUND
                                                           ---------------------------------       ------------------------------- -
                                                                                 FOR THE PERIOD
                                                                                SEPTEMBER 4, 2002
                                                                FOR THE         (COMMENCEMENT OF
                                                              YEAR ENDED         OPERATIONS) TO    FOR THE YEARS ENDED SEPTEMBER 30,
                                                             SEPTEMBER 30,        SEPTEMBER 30,  -----------------------------------
                                                                 2003                 2002               2003               2002
------------------------------------------------------------------------------------------------------------------------------------

CHANGES IN NET ASSETS

OPERATIONS

   Net investment income                                    $  3,989,978         $     99,859       $    822,800       $    472,492
   Net realized gain/(loss) on total investments              14,120,615              (12,240)         2,166,598         (2,294,099)
   Net change in unrealized appreciation (depreciation)
     on total investments                                      9,483,663             (604,248)         8,492,782         (7,238,720)
------------------------------------------------------------------------------------------------------------------------------------
   Net increase (decrease) from operations                    27,594,256             (516,629)        11,482,180         (9,060,327)
------------------------------------------------------------------------------------------------------------------------------------

DISTRIBUTIONS TO SHAREHOLDERS

   From net investment income:
     Retirement Class                                           (124,419)                (215)              (395)                --
     Institutional Class                                      (2,010,369)                (237)          (554,070)          (329,372)
     Retail Class                                             (1,314,632)             (42,488)                --                 --
   From realized gains:
     Retirement Class                                               (142)                  --                 --                 --
     Institutional Class                                          (7,245)                  --                 --                 --
     Retail Class                                                (32,562)                  --                 --                 --
------------------------------------------------------------------------------------------------------------------------------------
   Total distributions                                        (3,489,369)             (42,940)          (554,465)          (329,372)
------------------------------------------------------------------------------------------------------------------------------------

SHAREHOLDER TRANSACTIONS (NOTE 5)

   Retirement Class                                           13,024,997              100,075          8,723,367                 --
   Institutional Class                                        84,299,248              100,075          3,894,224         19,110,443
   Retail Class                                               25,329,112           19,800,050                 --                 --
------------------------------------------------------------------------------------------------------------------------------------
   Total shareholder transactions                            122,653,357           20,000,200         12,617,591         19,110,443
------------------------------------------------------------------------------------------------------------------------------------
   Total increase (decrease) in net assets                   146,758,244           19,440,631         23,545,306          9,720,744


NET ASSETS

   Beginning of period                                        19,440,631                   --         36,180,344         26,459,600
------------------------------------------------------------------------------------------------------------------------------------
   END OF PERIOD                                            $166,198,875         $ 19,440,631       $ 59,725,650       $ 36,180,344
====================================================================================================================================

                                               See notes to financial statements

226  TIAA-CREF Institutional Mutual Funds  2003 ANNUAL REPORT

                                             STATEMENTS OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

             BOND FUND               INFLATION-LINKED BOND FUND                MONEY MARKET FUND
---------------------------------    -------------------------------   ---------------------------------
                                                     FOR THE PERIOD
                                                    SEPTEMBER 4, 2002
                                                    (COMMENCEMENT OF
                                                         FOR THE
OR THE YEARS ENDED SEPTEMBER 30,        YEAR ENDED    OPERATIONS) TO   FOR THE YEARS ENDED SEPTEMBER 30,
---------------------------------      SEPTEMBER 30,   SEPTEMBER 30,   ---------------------------------
       2003               2002             2003            2002             2003               2002
--------------------------------------------------------------------------------------------------------





 $   52,522,861      $ 35,148,496     $  5,206,572     $    47,772      $  2,252,761      $  3,013,917
     38,935,725         8,014,308        1,102,026              --               227            (2,134)

    (16,837,714)       35,855,065        4,734,905         260,567                --                --
--------------------------------------------------------------------------------------------------------
     74,620,872        79,017,869       11,043,503         308,339         2,252,988         3,011,783
--------------------------------------------------------------------------------------------------------




             --                --               --              --                --                --
    (52,553,665)      (34,979,870)      (4,102,160)           (173)       (2,253,057)       (3,013,643)
             --                --       (1,104,834)        (35,264)               --                --
             --                --               --              --                --                --
     (9,595,828)       (7,409,015)              --              --                --              (274)
             --                --               --              --                --                --
--------------------------------------------------------------------------------------------------------
    (62,149,493)      (42,388,885)      (5,206,994)        (35,437)       (2,253,057)       (3,013,917)
--------------------------------------------------------------------------------------------------------



             --                --               --              --                --                --
    246,256,859       829,389,542      218,367,845         100,075       (13,146,153)      153,358,913
             --                --       (3,147,002)     21,900,100                --                --
--------------------------------------------------------------------------------------------------------
    246,256,859       829,389,542      215,220,843      22,000,175       (13,146,153)      153,358,913
--------------------------------------------------------------------------------------------------------
    258,728,238       866,018,526      221,057,352      22,273,077       (13,146,222)      153,356,779




  1,170,559,730       304,541,204       22,273,077              --       188,393,684        35,036,905
--------------------------------------------------------------------------------------------------------
 $1,429,287,968    $1,170,559,730     $243,330,429     $22,273,077      $175,247,462      $188,393,684
========================================================================================================

See notes to financial statements

                 TIAA-CREF Institutional Mutual Funds  2003 ANNUAL REPORT    227

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS
--------------------------------------------------------------------------------

                                                                                        GROWTH EQUITY FUND
                                                           -------------------------------------------------------------------------
                                                                                       INSTITUTIONAL CLASS
                                                           -------------------------------------------------------------------------
                                                                                                                     FOR THE PERIOD
                                                                                                                      JUNE 14, 1999
                                                                                                                    (COMMENCEMENT OF
                                                                        FOR THE YEARS ENDED SEPTEMBER 30,             OPERATIONS) TO
                                                           --------------------------------------------------------    SEPTEMBER 30,
                                                             2003            2002             2001           2000         1999(a)
------------------------------------------------------------------------------------------------------------------------------------
SELECTED PER SHARE DATA

   Net asset value, beginning of period                    $  4.82         $   6.40         $  12.55       $  10.14       $ 10.00
------------------------------------------------------------------------------------------------------------------------------------
   Gain (loss) from investment operations:
     Net investment income                                    0.05(b)          0.04(b)          0.02           0.03          0.02
     Net realized and unrealized gain (loss)
       on total investments                                   1.14            (1.60)           (5.90)          2.40          0.12
------------------------------------------------------------------------------------------------------------------------------------
   Total gain (loss) from investment operations               1.19            (1.56)           (5.88)          2.43          0.14
------------------------------------------------------------------------------------------------------------------------------------

   Less distributions from:
     Net investment income                                   (0.10)           (0.02)           (0.02)         (0.02)           --
     Net realized gains                                         --               --            (0.25)            --            --
------------------------------------------------------------------------------------------------------------------------------------
   Total distributions                                       (0.10)           (0.02)           (0.27)         (0.02)           --
------------------------------------------------------------------------------------------------------------------------------------
   Net asset value, end of period                          $  5.91         $   4.82         $   6.40       $  12.55       $ 10.14
====================================================================================================================================

TOTAL RETURN                                                 25.10%          (24.44)%         (47.57)%        24.01%         1.40%

RATIOS AND SUPPLEMENTAL DATA

   Net assets at end of period (in thousands)              $94,433         $487,620         $149,981       $130,529       $30,535
   Ratio of expenses to average net assets
     before expense waiver and reimbursement                  0.18%            0.32%            0.41%          0.56%         0.35%
   Ratio of expenses to average net assets
     after expense waiver and reimbursement                   0.14%            0.22%            0.22%          0.22%         0.07%
   Ratio of net investment income to average net assets       0.86%            0.66%            0.38%          0.30%         0.20%
   Portfolio turnover rate                                  105.28%           61.08%           34.44%         56.67%        21.08%
====================================================================================================================================

(a)  The percentages shown for this period are not annualized.

(b)  Based on average shares outstanding.

                                               See notes to financial statements

228    TIAA-CREF Institutional Mutual Funds 2003 ANNUAL REPORT

                                                            FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

                                     GROWTH & INCOME FUND
------------------------------------------------------------------------------------------------
 RETIREMENT CLASS                              INSTITUTIONAL CLASS
-----------------    ---------------------------------------------------------------------------
 FOR THE PERIOD                                                                  FOR THE PERIOD
  OCTOBER 1, 2002                                                                 JUNE 14, 1999
(COMMENCEMENT OF                                                                (COMMENCEMENT OF
  OPERATIONS) TO                FOR THE YEARS ENDED SEPTEMBER 30,                 OPERATIONS) TO
  SEPTEMBER 30,       --------------------------------------------------------     SEPTEMBER 30,
       2003(a)          2003             2002             2001           2000         1999(a)
------------------------------------------------------------------------------------------------


      $  6.14         $   6.14         $   7.91         $  11.24       $  9.76       $  10.00
------------------------------------------------------------------------------------------------

         0.07(b)          0.10(b)          0.09(b)          0.09          0.10           0.04

         1.22             1.22            (1.78)           (3.15)         1.49          (0.25)
------------------------------------------------------------------------------------------------
         1.29             1.32            (1.69)           (3.06)         1.59          (0.21)
------------------------------------------------------------------------------------------------


        (0.04)           (0.10)           (0.08)           (0.09)        (0.10)         (0.03)
           --               --               --            (0.18)        (0.01)            --
------------------------------------------------------------------------------------------------
        (0.04)           (0.10)           (0.08)           (0.27)        (0.11)         (0.03)
------------------------------------------------------------------------------------------------
      $  7.39         $   7.36         $   6.14         $   7.91       $ 11.24       $   9.76
================================================================================================

        21.14%           21.62%          (21.51)%         (27.66)%       16.18%         (2.05)%



      $ 8,027         $505,404         $376,529         $169,880       $65,334       $ 25,174

         0.48%            0.15%            0.29%            0.44%         0.78%          0.38%

         0.47%            0.14%            0.22%            0.22%         0.22%          0.07%
         1.02%            1.48%            1.18%            1.10%         1.02%          0.36%
       149.57%          149.57%          127.75%           49.56%        37.95%         10.95%
================================================================================================



See notes to financial statements

                  TIAA-CREF Institutional Mutual Funds 2003 ANNUAL REPORT    229

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS
--------------------------------------------------------------------------------

                                                                               INTERNATIONAL EQUITY FUND
                                           -----------------------------------------------------------------------------------------
                                           RETIREMENT CLASS                             INSTITUTIONAL CLASS
                                           ------------------  ---------------------------------------------------------------------
                                            FOR THE PERIOD                                                          FOR THE PERIOD
                                            OCTOBER 1, 2002                                                          JUNE 14, 1999
                                           (COMMENCEMENT OF                                                          (COMMENCEMENT
                                            OPERATIONS) TO            FOR THE YEARS ENDED SEPTEMBER 30,            OF OPERATIONS) TO
                                            SEPTEMBER 30,      --------------------------------------------------    SEPTEMBER 30,
                                                2003(a)          2003          2002          2001         2000          1999(a)
------------------------------------------------------------------------------------------------------------------------------------
SELECTED PER SHARE DATA

   Net asset value, beginning of period        $  6.86         $   6.86      $   8.08      $  12.55      $ 10.66       $ 10.00
------------------------------------------------------------------------------------------------------------------------------------
   Gain (loss) from investment operations:
     Net investment income                        0.13(b)          0.17(b)       0.15(b)       0.10         0.07          0.04
     Net realized and unrealized gain
       (loss) on total investments                1.66             1.65         (1.29)        (4.06)        1.94          0.62
------------------------------------------------------------------------------------------------------------------------------------
   Total gain (loss) from investment
     operations                                   1.79             1.82         (1.14)        (3.96)        2.01          0.66
------------------------------------------------------------------------------------------------------------------------------------
   Less distributions from:
     Net investment income                          --            (0.12)        (0.08)        (0.04)       (0.05)           --
     Net realized gains                             --               --            --         (0.47)       (0.07)           --
------------------------------------------------------------------------------------------------------------------------------------
  Total distributions                               --            (0.12)        (0.08)        (0.51)       (0.12)           --
------------------------------------------------------------------------------------------------------------------------------------
   Net asset value, end of period              $  8.65         $   8.56      $   6.86      $   8.08      $ 12.55       $ 10.66
====================================================================================================================================

TOTAL RETURN                                     26.15%           26.90%       (14.28)%      (32.63)%      18.58%         6.60%

RATIOS AND SUPPLEMENTAL DATA

   Net assets at end of period
    (in thousands)                             $ 9,863         $370,026      $205,899      $120,436      $83,841       $27,472
   Ratio of expenses to average
     net assets before expense
     waiver and reimbursement                     0.61%            0.27%         0.44%         0.52%        0.70%         0.39%
   Ratio of expenses to average
     net assets after expense
     waiver and reimbursement                     0.54%            0.20%         0.29%         0.29%        0.29%         0.09%
   Ratio of net investment income
     to average net assets                        1.61%            2.20%         1.80%         1.51%        0.94%         0.45%
   Portfolio turnover rate                      156.48%          156.48%        77.63%        77.83%      105.37%        21.35%
====================================================================================================================================

(a)  The percentages shown for this period are not annualized.

(b)  Based on average shares outstanding.

                                               See notes to financial statements

230     TIAA-CREF Institutional Mutual Funds  2003 ANNUAL REPORT

                                                            FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

                                               LARGE-CAP VALUE FUND
-----------------------------------------------------------------------------------------------------------------
        RETIREMENT CLASS                       INSTITUTIONAL CLASS                      RETAIL CLASS
------------------------------------- ------------------------------------- -------------------------------------
                     FOR THE PERIOD                       FOR THE PERIOD                        FOR THE PERIOD
                    SEPTEMBER 4, 2002                    SEPTEMBER 4, 2002                     SEPTEMBER 4, 2002
                      (COMMENCEMENT                       (COMMENCEMENT                         (COMMENCEMENT
     FOR THE        OF OPERATIONS) TO     FOR THE        OF OPERATIONS) TO       FOR THE       OF OPERATIONS) TO
     YEAR ENDED       SEPTEMBER 30,       YEAR ENDED       SEPTEMBER 30,        YEAR ENDED       SEPTEMBER 30,
SEPTEMBER 30, 2003       2002(a)     SEPTEMBER 30, 2003       2002(a)      SEPTEMBER 30, 2003       2002(a)
-----------------------------------------------------------------------------------------------------------------


     $  9.16             $10.00           $  9.16             $10.00             $  9.16            $ 10.00
-----------------------------------------------------------------------------------------------------------------

        0.21(b)            0.01(b)           0.25(b)            0.01(b)             0.22(b)            0.01(b)

        2.24              (0.85)             2.22              (0.85)               2.20              (0.85)
-----------------------------------------------------------------------------------------------------------------

        2.45              (0.84)             2.47              (0.84)               2.42              (0.84)
-----------------------------------------------------------------------------------------------------------------

       (0.06)                --             (0.04)                --               (0.06)                --
          --                 --                --                 --                  --                 --
-----------------------------------------------------------------------------------------------------------------
       (0.06)                --             (0.04)                --               (0.06)                --
-----------------------------------------------------------------------------------------------------------------
     $ 11.55             $ 9.16           $ 11.59             $ 9.16             $ 11.52            $  9.16
=================================================================================================================

       26.94%             (8.40)%           26.98%             (8.40)%             26.47%             (8.40)%




     $ 9,943             $   92           $14,822             $   92             $85,349            $18,135


        0.54%              0.03%             0.21%              0.01%               0.51%              0.03%


        0.47%              0.03%             0.14%              0.01%               0.44%              0.03%

        1.89%              0.09%             2.31%              0.11%               1.99%              0.09%
      184.99%             25.09%           184.99%             25.09%             184.99%             25.09%
=================================================================================================================


See notes to financial statements

                 TIAA-CREF Institutional Mutual Funds  2003 ANNUAL REPORT    231

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS
--------------------------------------------------------------------------------

                                                                          MID-CAP GROWTH FUND
                                     -----------------------------------------------------------------------------------------------
                                             RETIREMENT CLASS             INSTITUTIONAL CLASS                 RETAIL CLASS
                                     ------------------------------- ------------------------------- -------------------------------
                                                    FOR THE PERIOD                  FOR THE PERIOD                  FOR THE PERIOD
                                                   SEPTEMBER 4, 2002               SEPTEMBER 4, 2002               SEPTEMBER 4, 2002
                                       FOR THE      (COMMENCEMENT      FOR THE      (COMMENCEMENT      FOR THE      (COMMENCEMENT
                                      YEAR ENDED   OF OPERATIONS) TO  YEAR ENDED   OF OPERATIONS) TO  YEAR ENDED   OF OPERATIONS) TO
                                     SEPTEMBER 30,  SEPTEMBER 30,    SEPTEMBER 30,  SEPTEMBER 30,    SEPTEMBER 30,  SEPTEMBER 30,
                                         2003          2002(a)           2003          2002(a)           2003          2002(a)
------------------------------------------------------------------------------------------------------------------------------------
SELECTED PER SHARE DATA

  Net asset value, beginning
    of period                           $  9.21        $10.00         $  9.21          $10.00        $  9.21          $ 10.00
------------------------------------------------------------------------------------------------------------------------------------
  Gain (loss) from investment operations:
    Net investment income (b)                --            --            0.04              --             --               --
    Net realized and unrealized gain
      (loss) on total investments          3.76         (0.79)           3.77           (0.79)          3.77            (0.79)
------------------------------------------------------------------------------------------------------------------------------------
  Total gain (loss) from investment
    operations                             3.76         (0.79)           3.81           (0.79)          3.77            (0.79)
------------------------------------------------------------------------------------------------------------------------------------
  Less distributions from:
    Net investment income                 (0.00)(c)        --              --              --          (0.00)(c)           --
    Net realized gains                    (0.00)(c)        --           (0.00)(c)          --          (0.00)(c)           --
------------------------------------------------------------------------------------------------------------------------------------
  Total distributions                     (0.00)(C)        --           (0.00)(C)          --          (0.00)(c)           --
------------------------------------------------------------------------------------------------------------------------------------
  Net asset value, end of period        $ 12.97        $ 9.21         $ 13.02          $ 9.21        $ 12.98          $  9.21
====================================================================================================================================

TOTAL RETURN                              40.96%        (7.90)%         41.37%          (7.90)%        40.96%           (7.90)%

RATIOS AND SUPPLEMENTAL DATA

  Net assets at end of period
    (in thousands)                      $25,519        $   92         $ 1,887          $   92        $22,004          $ 9,025
  Ratio of expenses to average
    net assets before expense
    waiver and reimbursement               0.73%         0.03%           0.39%           0.01%          0.69%            0.03%
  Ratio of expenses to average
    net assets after expense
    waiver and reimbursement               0.47%         0.03%           0.14%           0.01%          0.44%            0.03%
  Ratio of net investment income
    to average net assets                 (0.02)%        0.02%           0.31%           0.04%          0.01%            0.02%
  Portfolio turnover rate                162.02%        18.61%         162.02%          18.61%        162.02%           18.61%
====================================================================================================================================

(a)  The percentages shown for this period are not annualized.

(b)  Based on average shares outstanding.

(c)  Amount represents less than $0.01 per share.

                                               See notes to financial statements

232     TIAA-CREF Institutional Mutual Funds  2003 ANNUAL REPORT

                                                            FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

                                           MID-CAP VALUE FUND
--------------------------------------------------------------------------------------------------------------
         RETIREMENT CLASS                   INSTITUTIONAL CLASS                      RETAIL CLASS
----------------------------------  ------------------------------------  ------------------------------------
                  FOR THE PERIOD                       FOR THE PERIOD                        FOR THE PERIOD
                 SEPTEMBER 4, 2002                    SEPTEMBER 4, 2002                     SEPTEMBER 4, 2002
  FOR THE         (COMMENCEMENT        FOR THE         (COMMENCEMENT         FOR THE         (COMMENCEMENT
 YEAR ENDED      OF OPERATIONS) TO    YEAR ENDED      OF OPERATIONS) TO     YEAR ENDED      OF OPERATIONS) TO
SEPTEMBER 30,     SEPTEMBER 30,      SEPTEMBER 30,     SEPTEMBER 30,       SEPTEMBER 30,     SEPTEMBER 30,
    2003             2002(a)             2003             2002(a)              2003             2002(a)
--------------------------------------------------------------------------------------------------------------




 $  9.03             $10.00            $  9.03            $ 10.00           $  9.03              $10.00
--------------------------------------------------------------------------------------------------------------

    0.18               0.01               0.22               0.01              0.19                0.01

    2.80              (0.98)              2.81              (0.98)             2.80               (0.98)
--------------------------------------------------------------------------------------------------------------

    2.98              (0.97)              3.03              (0.97)             2.99               (0.97)
--------------------------------------------------------------------------------------------------------------

   (0.06)                --              (0.04)                --             (0.05)                 --
      --                 --                 --                 --                --                  --
--------------------------------------------------------------------------------------------------------------
   (0.06)                --              (0.04)                --             (0.05)                 --
--------------------------------------------------------------------------------------------------------------
 $ 11.95             $ 9.03            $ 12.02            $  9.03           $ 11.97              $ 9.03
==============================================================================================================

   33.27%             (9.70)%            33.63%             (9.70)%           33.29%              (9.70)%




 $15,669             $   90            $ 4,009            $    90           $ 9,476              $8,852


    0.65%              0.03%              0.32%              0.01%             0.62%               0.03%


    0.47%              0.03%              0.14%              0.01%             0.44%               0.03%

    1.52%              0.12%              2.05%              0.14%             1.83%               0.11%
  214.97%             15.01%            214.97%             15.01%           214.97%              15.01%
==============================================================================================================

See notes to financial statements

                 TIAA-CREF Institutional Mutual Funds  2003 ANNUAL REPORT    233

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS
--------------------------------------------------------------------------------

                                                                         SMALL-CAP EQUITY FUND
                                     -----------------------------------------------------------------------------------------------
                                             RETIREMENT CLASS             INSTITUTIONAL CLASS                 RETAIL CLASS
                                     ------------------------------- ------------------------------- -------------------------------
                                                    FOR THE PERIOD                  FOR THE PERIOD                  FOR THE PERIOD
                                                   SEPTEMBER 4, 2002               SEPTEMBER 4, 2002               SEPTEMBER 4, 2002
                                        FOR THE     (COMMENCEMENT       FOR THE     (COMMENCEMENT       FOR THE     (COMMENCEMENT
                                      YEAR ENDED   OF OPERATIONS) TO  YEAR ENDED   OF OPERATIONS) TO  YEAR ENDED   OF OPERATIONS) TO
                                     SEPTEMBER 30,  SEPTEMBER 30,    SEPTEMBER 30,  SEPTEMBER 30,    SEPTEMBER 30,  SEPTEMBER 30,
                                         2003           2002(a)          2003           2002(a)          2003           2002(a)
------------------------------------------------------------------------------------------------------------------------------------
SELECTED PER SHARE DATA

  Net asset value, beginning
    of period                           $  9.27        $ 10.00         $  9.27         $ 10.00        $  9.27         $ 10.00
------------------------------------------------------------------------------------------------------------------------------------
  Gain (loss) from investment operations:
    Net investment income (b)              0.11           0.01            0.14            0.02           0.12            0.02
    Net realized and unrealized gain
      (loss) on total investments          3.28          (0.74)           3.29           (0.75)          3.29           (0.75)
------------------------------------------------------------------------------------------------------------------------------------
  Total gain (loss) from investment
    operations                             3.39          (0.73)           3.43           (0.73)          3.41           (0.73)
------------------------------------------------------------------------------------------------------------------------------------
  Less distributions from:
    Net investment income                 (0.04)            --           (0.02)             --          (0.04)             --
    Net realized gains                       --             --              --              --             --              --
------------------------------------------------------------------------------------------------------------------------------------
  Total distributions                     (0.04)            --           (0.02)             --          (0.04)             --
------------------------------------------------------------------------------------------------------------------------------------
  Net asset value, end of period        $ 12.62        $  9.27         $ 12.68         $  9.27        $ 12.64         $  9.27
====================================================================================================================================

TOTAL RETURN                              36.65%         (7.30)%         37.12%          (7.30)%        36.90%          (7.30)%

RATIOS AND SUPPLEMENTAL DATA

   Net assets at end of period
     (in thousands)                     $29,036        $    93         $18,702         $    93        $28,139         $18,351
   Ratio of expenses to average
     net assets before expense
     waiver and reimbursement              0.95%          0.03%           0.62%           0.01%          0.78%           0.02%
   Ratio of expenses to average
     net assets after expense
     waiver and reimbursement              0.47%          0.03%           0.14%           0.01%          0.30%           0.02%
   Ratio of net investment income
     to average net assets                 0.89%          0.15%           1.25%           0.17%          1.10%           0.16%
   Portfolio turnover rate               328.39%         14.52%         328.39%          14.52%        328.39%          14.52%
====================================================================================================================================

(a)  The percentages shown for this period are not annualized.

(b)  Based on average shares outstanding.


234     TIAA-CREF Institutional Mutual Funds  2003 ANNUAL REPORT

                                                            FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

                 LARGE-CAP GROWTH INDEX FUND                                           LARGE-CAP VALUE INDEX FUND
----------------------------------------------------------------  ------------------------------------------------------------------
        RETIREMENT CLASS                INSTITUTIONAL CLASS                RETIREMENT CLASS                  INSTITUTIONAL CLASS
 ------------------------------  -------------------------------  --------------------------------  --------------------------------
               FOR THE PERIOD                   FOR THE PERIOD                   FOR THE PERIOD                     FOR THE PERIOD
              SEPTEMBER 4, 2002                SEPTEMBER 4, 2002                SEPTEMBER 4, 2002                  SEPTEMBER 4, 2002
   FOR THE     (COMMENCEMENT        FOR THE     (COMMENCEMENT        FOR THE     (COMMENCEMENT         FOR THE      (COMMENCEMENT
 YEAR ENDED   OF OPERATIONS) TO   YEAR ENDED   OF OPERATIONS) TO   YEAR ENDED   OF OPERATIONS) TO    YEAR ENDED    OF OPERATIONS) TO
SEPTEMBER 30,  SEPTEMBER 30,     SEPTEMBER 30,  SEPTEMBER 30,     SEPTEMBER 30,  SEPTEMBER 30,      SEPTEMBER 30,   SEPTEMBER 30,
    2003           2002(a)           2003           2002(a)           2003           2002(a)            2003            2002(a)
------------------------------------------------------------------------------------------------------------------------------------



  $  9.29        $ 10.00          $  9.29         $ 10.00          $  9.26         $ 10.00           $  9.26           $ 10.00
------------------------------------------------------------------------------------------------------------------------------------

     0.07           0.01             0.11            0.01             0.23            0.01              0.26              0.01

     2.27          (0.72)            2.27           (0.72)            1.96           (0.75)             1.97             (0.75)
------------------------------------------------------------------------------------------------------------------------------------

     2.34          (0.71)            2.38           (0.71)            2.19           (0.74)             2.23             (0.74)
------------------------------------------------------------------------------------------------------------------------------------

    (0.03)            --            (0.04)             --            (0.07)             --             (0.08)               --
       --             --               --              --               --              --                --                --
------------------------------------------------------------------------------------------------------------------------------------
    (0.03)            --            (0.04)             --            (0.07)             --             (0.08)               --
------------------------------------------------------------------------------------------------------------------------------------
  $ 11.60        $  9.29          $ 11.63         $  9.29          $ 11.38         $  9.26           $ 11.41           $  9.26
====================================================================================================================================

    25.21%         (7.10)%          25.68%          (7.10)%          23.77%          (7.40)%           24.20%            (7.40)%




  $   200        $    93          $34,647         $60,298          $   161         $    93           $89,164           $55,488


     0.46%          0.03%            0.13%           0.01%            0.48%           0.03%             0.16%             0.01%


     0.41%          0.03%            0.08%           0.01%            0.40%           0.03%             0.08%             0.01%

     0.68%          0.10%            1.02%           0.12%            2.17%           0.12%             2.49%             0.15%
    18.57%          0.00%           18.57%           0.00%           62.88%           0.00%            62.88%             0.00%
====================================================================================================================================


See notes to financial statements

                 TIAA-CREF Institutional Mutual Funds  2003 ANNUAL REPORT    235

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS
--------------------------------------------------------------------------------

                                                                                    EQUITY INDEX FUND
                                                   ---------------------------------------------------------------------------------
                                                                                   INSTITUTIONAL CLASS
                                                   ---------------------------------------------------------------------------------
                                                                                                                    FOR THE PERIOD
                                                                                                                     JUNE 14, 1999
                                                                                                                     (COMMENCEMENT
                                                                   FOR THE YEARS ENDED SEPTEMBER 30,               OF OPERATIONS) TO
                                                   ------------------------------------------------------------      SEPTEMBER 30,
                                                      2003              2002              2001            2000           1999(a)
------------------------------------------------------------------------------------------------------------------------------------
SELECTED PER SHARE DATA

   Net asset value, beginning of period           $     6.48         $   8.06          $  11.37        $  9.76          $ 10.00
------------------------------------------------------------------------------------------------------------------------------------
   Gain (loss) from investment operations:
     Net investment income                              0.13(b)          0.11(b)           0.09           0.10             0.04
     Net realized and unrealized gain (loss)
       on total investments                             1.53            (1.63)            (3.20)          1.61            (0.28)
------------------------------------------------------------------------------------------------------------------------------------
   Total gain (loss) from investment operations         1.66            (1.52)            (3.11)          1.71            (0.24)
------------------------------------------------------------------------------------------------------------------------------------
   Less distributions from:
     Net investment income                             (0.05)           (0.06)            (0.10)         (0.07)              --
     Net realized gains                                (0.02)              --             (0.10)         (0.03)              --
------------------------------------------------------------------------------------------------------------------------------------
   Total distributions                                 (0.07)           (0.06)            (0.20)         (0.10)              --
------------------------------------------------------------------------------------------------------------------------------------
   Net asset value, end of period                 $     8.07         $   6.48          $   8.06        $ 11.37          $  9.76
====================================================================================================================================

TOTAL RETURN                                           25.79%          (19.04)%          (27.71)%        17.49%           (2.40)%

RATIOS AND SUPPLEMENTAL DATA

   Net assets at end of period (in thousands)     $1,355,731         $419,771          $101,247        $51,669          $25,064
   Ratio of expenses to average net assets
     before expense waiver and reimbursement            0.09%            0.27%             0.51%          0.71%            0.36%
   Ratio of expenses to average net assets
     after expense waiver and reimbursement             0.08%            0.17%             0.17%          0.17%            0.05%
   Ratio of net investment income to average
     net assets                                         1.71%            1.41%             1.19%          1.04%            0.39%
   Portfolio turnover rate                              4.65%           13.77%             7.19%         11.58%            9.51%
====================================================================================================================================

(a)  The percentages shown for this period are not annualized.

(b)  Based on average shares outstanding.

(c)  Amount represents less than $0.01 per share.

                                               See notes to financial statements

236     TIAA-CREF Institutional Mutual Funds  2003 ANNUAL REPORT

                                                            FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

                        S&P 500 INDEX FUND                                           MID-CAP GROWTH INDEX FUND
----------------------------------------------------------------  ------------------------------------------------------------------
       RETIREMENT CLASS                INSTITUTIONAL CLASS               RETIREMENT CLASS                INSTITUTIONAL CLASS
-------------------------------  -------------------------------  -------------------------------  ---------------------------------
               FOR THE PERIOD                   FOR THE PERIOD                   FOR THE PERIOD                   FOR THE PERIOD
              SEPTEMBER 4, 2002                SEPTEMBER 4, 2002                SEPTEMBER 4, 2002                SEPTEMBER 4, 2002
  FOR THE       (COMMENCEMENT      FOR THE       (COMMENCEMENT      FOR THE       (COMMENCEMENT      FOR THE       (COMMENCEMENT
YEAR ENDED    OF OPERATIONS) TO  YEAR ENDED    OF OPERATIONS) TO  YEAR ENDED    OF OPERATIONS) TO   YEAR ENDED   OF OPERATIONS) TO
SEPTEMBER 30,   SEPTEMBER 30,    SEPTEMBER 30,   SEPTEMBER 30,    SEPTEMBER 30,   SEPTEMBER 30,    SEPTEMBER 30,   SEPTEMBER 30,
   2003            2002(a)           2003            2002(a)          2003            2002(a)        2003              2002(a)
------------------------------------------------------------------------------------------------------------------------------------



$  9.32           $10.00          $  9.32           $ 10.00          $9.35           $10.00         $  9.35           $ 10.00
------------------------------------------------------------------------------------------------------------------------------------

   0.14(b)         0.01(b)           0.18(b)           0.01(b)        0.01(b)         0.01(b)          0.04(b)           0.01(b)

   2.07           (0.69)             2.07             (0.69)          3.55           (0.66)            3.57             (0.66)
------------------------------------------------------------------------------------------------------------------------------------
   2.21           (0.68)             2.25             (0.68)          3.56           (0.65)            3.61             (0.65)
------------------------------------------------------------------------------------------------------------------------------------

  (0.05)             --             (0.05)               --          (0.00)(c)          --            (0.02)               --
     --              --                --                --          (0.00)(c)          --            (0.00)(c)            --
------------------------------------------------------------------------------------------------------------------------------------
  (0.05)             --             (0.05)               --          (0.00)(c)          --            (0.02)               --
------------------------------------------------------------------------------------------------------------------------------------
$ 11.48           $9.32           $ 11.52           $  9.32          $12.91          $9.35          $ 12.94           $  9.35
====================================================================================================================================

  23.77%          (6.80)%           24.23%            (6.80)%        38.14%          (6.50)%          38.64%            (6.50)%



$12,860           $  93           $77,569           $41,867          $ 303           $  94          $21,450           $22,352

   0.51%           0.03%             0.17%             0.01%          0.48%           0.03%            0.15%             0.01%

   0.43%           0.03%             0.08%             0.01%          0.41%           0.03%            0.08%             0.01%

   1.27%           0.11%             1.68%             0.13%          0.06%           0.05%            0.38%             0.07%
  19.84%           0.00%            19.84%             0.00%         34.98%           0.00%           34.98%             0.00%
====================================================================================================================================


See notes to financial statements

                 TIAA-CREF Institutional Mutual Funds  2003 ANNUAL REPORT    237

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS
--------------------------------------------------------------------------------

                                                                                  MID-CAP VALUE INDEX FUND
                                                           -------------------------------------------------------------------------
                                                                    RETIREMENT CLASS                   INSTITUTIONAL CLASS
                                                           -----------------------------------  ------------------------------------
                                                                            FOR THE PERIOD                          FOR THE PERIOD
                                                                           SEPTEMBER 4, 2002                       SEPTEMBER 4, 2002
                                                             FOR THE        (COMMENCEMENT           FOR THE         (COMMENCEMENT
                                                           YEAR ENDED      OF OPERATIONS) TO      YEAR ENDED       OF OPERATIONS) TO
                                                          SEPTEMBER 30,      SEPTEMBER 30,        SEPTEMBER 30,      SEPTEMBER 30,
                                                              2003              2002(a)               2003              2002(a)
------------------------------------------------------------------------------------------------------------------------------------
SELECTED PER SHARE DATA

   Net asset value, beginning of period                     $  9.30            $ 10.00              $  9.30             $ 10.00
------------------------------------------------------------------------------------------------------------------------------------
   Gain (loss) from investment operations:
     Net investment income (b)                                 0.21               0.01                 0.25                0.01
     Net realized and unrealized gain (loss) on
       total investments                                       2.36              (0.71)                2.36               (0.71)
------------------------------------------------------------------------------------------------------------------------------------
   Total gain (loss) from investment operations                2.57              (0.70)                2.61               (0.70)
------------------------------------------------------------------------------------------------------------------------------------
   Less distributions from:
     Net investment income                                    (0.07)                --                (0.08)                 --
     Net realized gains                                          --                 --                   --                  --
------------------------------------------------------------------------------------------------------------------------------------
   Total distributions                                        (0.07)                --                (0.08)                 --
------------------------------------------------------------------------------------------------------------------------------------
   Net asset value, end of period                           $ 11.80            $  9.30              $ 11.83             $  9.30
====================================================================================================================================

TOTAL RETURN                                                  27.78%             (7.00)%              28.21%              (7.00)%

RATIOS AND SUPPLEMENTAL DATA

   Net assets at end of period (in thousands)               $   308            $    93              $29,797             $22,239
   Ratio of expenses to average net assets before
     expense waiver and reimbursement                          0.48%              0.03%                0.16%               0.01%
   Ratio of expenses to average net assets after
     expense waiver and reimbursement                          0.40%              0.03%                0.08%               0.01%
   Ratio of net investment income to average net assets        2.04%              0.12%                2.38%               0.14%
   Portfolio turnover rate                                    23.58%              0.00%               23.58%               0.00%
====================================================================================================================================

(a)  The percentages shown for this period are not annualized.

(b)  Based on average shares outstanding.

                                               See notes to financial statements

238     TIAA-CREF Institutional Mutual Funds  2003 ANNUAL REPORT

                                                            FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

                      MID-CAP BLEND INDEX FUND                                        SMALL-CAP GROWTH INDEX FUND
------------------------------------------------------------------  ----------------------------------------------------------------
      RETIREMENT CLASS                 INSTITUTIONAL CLASS                 RETIREMENT CLASS                INSTITUTIONAL CLASS
-------------------------------  ---------------------------------  -------------------------------  -------------------------------
               FOR THE PERIOD                   FOR THE PERIOD                     FOR THE PERIOD                   FOR THE PERIOD
              SEPTEMBER 4, 2002                SEPTEMBER 4, 2002                  SEPTEMBER 4, 2002                SEPTEMBER 4, 2002
  FOR THE      (COMMENCEMENT       FOR THE      (COMMENCEMENT         FOR THE      (COMMENCEMENT       FOR THE      (COMMENCEMENT
YEAR ENDED    OF OPERATIONS) TO  YEAR ENDED    OF OPERATIONS) TO    YEAR ENDED    OF OPERATIONS) TO  YEAR ENDED    OF OPERATIONS) TO
SEPTEMBER 30,   SEPTEMBER 30,    SEPTEMBER 30,   SEPTEMBER 30,      SEPTEMBER 30,   SEPTEMBER 30,    SEPTEMBER 30,   SEPTEMBER 30,
    2003           2002(a)           2003            2002(a)            2003           2002(a)           2003           2002(a)
------------------------------------------------------------------------------------------------------------------------------------


  $  9.38        $ 10.00           $  9.39          $ 10.00           $  9.32         $ 10.00          $  9.32          $ 10.00
------------------------------------------------------------------------------------------------------------------------------------

     0.13           0.01              0.16             0.01              0.04            0.01             0.07             0.01

     2.86          (0.63)             2.86            (0.62)             3.79           (0.69)            3.80            (0.69)
------------------------------------------------------------------------------------------------------------------------------------
     2.99          (0.62)             3.02            (0.61)             3.83           (0.68)            3.87            (0.68)
------------------------------------------------------------------------------------------------------------------------------------

    (0.04)            --             (0.05)              --             (0.02)             --            (0.03)              --
       --             --                --               --                --              --               --               --
------------------------------------------------------------------------------------------------------------------------------------
    (0.04)            --             (0.05)              --             (0.02)             --            (0.03)              --
------------------------------------------------------------------------------------------------------------------------------------
  $ 12.33        $  9.38           $ 12.36          $  9.39           $ 13.13         $  9.32          $ 13.16          $  9.32
====================================================================================================================================

    32.02%         (6.20)%           32.31%           (6.10)%           41.11%          (6.80)%          41.59%           (6.80)%



  $   254        $    94           $39,469          $25,249           $   177         $    93          $60,470          $45,572

     0.53%          0.03%             0.20%            0.01%             0.48%           0.03%            0.16%            0.01%

     0.41%          0.03%             0.08%            0.01%             0.40%           0.03%            0.08%            0.01%
     1.19%          0.09%             1.52%            0.11%             0.32%           0.09%            0.66%            0.11%
    34.88%          0.00%            34.88%            0.00%            51.67%           0.04%           51.67%            0.04%
====================================================================================================================================


See notes to financial statements

                 TIAA-CREF Institutional Mutual Funds  2003 ANNUAL REPORT    239

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS
--------------------------------------------------------------------------------

                                                                                     SMALL-CAP VALUE INDEX FUND
                                                            ------------------------------------------------------------------------
                                                                      RETIREMENT CLASS                    INSTITUTIONAL CLASS
                                                            -----------------------------------  -----------------------------------
                                                                               FOR THE PERIOD                       FOR THE PERIOD
                                                                             SEPTEMBER 4, 2002                    SEPTEMBER 4, 2002
                                                                FOR THE        (COMMENCEMENT        FOR THE         (COMMENCEMENT
                                                              YEAR ENDED     OF OPERATIONS) TO     YEAR ENDED     OF OPERATIONS) TO
                                                             SEPTEMBER 30,      SEPTEMBER 30,     SEPTEMBER 30,     SEPTEMBER 30,
                                                                 2003             2002(a)             2003             2002(a)
------------------------------------------------------------------------------------------------------------------------------------
SELECTED PER SHARE DATA

   Net asset value, beginning of period                       $  9.30            $ 10.00            $  9.30            $ 10.00
------------------------------------------------------------------------------------------------------------------------------------
   Gain (loss) from investment operations:
     Net investment income (b)                                   0.17               0.02               0.20               0.02
     Net realized and unrealized gain (loss) on
       total investments                                         2.70              (0.72)              2.71              (0.72)
------------------------------------------------------------------------------------------------------------------------------------
   Total gain (loss) from investment operations                  2.87              (0.70)              2.91              (0.70)
------------------------------------------------------------------------------------------------------------------------------------
   Less distributions from:
     Net investment income                                      (0.06)                --              (0.07)                --
     Net realized gains                                            --                 --                 --                 --
------------------------------------------------------------------------------------------------------------------------------------
   Total distributions                                          (0.06)                --              (0.07)                --
------------------------------------------------------------------------------------------------------------------------------------
   Net asset value, end of period                             $ 12.11            $  9.30            $ 12.14            $  9.30
====================================================================================================================================

TOTAL RETURN                                                    31.04%             (7.00)%            31.49%             (7.00)%

RATIOS AND SUPPLEMENTAL DATA

   Net assets at end of period (in thousands)                 $   135            $    93            $51,945            $40,819
   Ratio of expenses to average net assets before
     expense waiver and reimbursement                            0.50%              0.03%              0.18%              0.01%
   Ratio of expenses to average net assets after
     expense waiver and reimbursement                            0.40%              0.03%              0.08%              0.01%
   Ratio of net investment income to average net assets          1.63%              0.20%              1.96%              0.22%
   Portfolio turnover rate                                      56.43%              0.00%             56.43%              0.00%
====================================================================================================================================

(a)  The percentages shown for this period are not annualized.

(b)  Based on average shares outstanding.

                                               See notes to financial statements

240     TIAA-CREF Institutional Mutual Funds  2003 ANNUAL REPORT

                                                            FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

                   SMALL-CAP BLEND INDEX FUND                                    INTERNATIONAL EQUITY INDEX FUND
----------------------------------------------------------------  ------------------------------------------------------------------
         RETIREMENT CLASS               INSTITUTIONAL CLASS              RETIREMENT CLASS                INSTITUTIONAL CLASS
-------------------------------  -------------------------------  -------------------------------  ---------------------------------
                FOR THE PERIOD                   FOR THE PERIOD                  FOR THE PERIOD                   FOR THE PERIOD
              SEPTEMBER 4, 2002                SEPTEMBER 4, 2002                SEPTEMBER 4, 2002                SEPTEMBER 4, 2002
   FOR THE      (COMMENCEMENT       FOR THE      (COMMENCEMENT      FOR THE     (COMMENCEMENT       FOR THE      (COMMENCEMENT
YEAR ENDED    OF OPERATIONS) TO   YEAR ENDED   OF OPERATIONS) TO   YEAR ENDED   OF OPERATIONS) TO  YEAR ENDED    OF OPERATIONS) TO
SEPTEMBER 30,    SEPTEMBER 30,   SEPTEMBER 30,   SEPTEMBER 30,    SEPTEMBER 30,   SEPTEMBER 30,    SEPTEMBER 30,   SEPTEMBER 30,
    2003            2002(a)          2003           2002(a)           2003           2002(a)           2003           2002(a)
------------------------------------------------------------------------------------------------------------------------------------


  $  9.31           $ 10.00        $  9.31         $ 10.00         $  9.21         $ 10.00           $  9.21         $ 10.00
------------------------------------------------------------------------------------------------------------------------------------

     0.11              0.01           0.14            0.02            0.20            0.02              0.25            0.02

     3.21             (0.70)          3.22           (0.71)           2.14           (0.81)             2.12           (0.81)
------------------------------------------------------------------------------------------------------------------------------------
     3.32             (0.69)          3.36           (0.69)           2.34           (0.79)             2.37           (0.79)
------------------------------------------------------------------------------------------------------------------------------------

    (0.04)               --          (0.05)             --           (0.04)             --             (0.04)             --
       --                --             --              --              --              --                --              --
------------------------------------------------------------------------------------------------------------------------------------
    (0.04)               --          (0.05)             --           (0.04)             --             (0.04)             --
------------------------------------------------------------------------------------------------------------------------------------
  $ 12.59           $  9.31        $ 12.62         $  9.31         $ 11.51         $  9.21           $ 11.54         $  9.21
====================================================================================================================================

    35.76%            (6.90)%        36.21%          (6.90)%         25.44%          (7.90)%           25.87%          (7.90)%



  $   157           $    93        $103,402        $38,997         $   116         $    92           $64,563         $45,943

     0.52%             0.03%          0.19%           0.01%           0.65%           0.03%             0.33%           0.01%

     0.40%             0.03%          0.08%           0.01%           0.47%           0.03%             0.15%           0.01%
     0.98%             0.15%          1.31%           0.17%           1.94%           0.22%             2.51%           0.24%
    52.39%             0.01%         52.39%           0.01%           9.31%           0.44%             9.31%           0.44%
===================================================================================================================================


See notes to financial statements

                 TIAA-CREF Institutional Mutual Funds  2003 ANNUAL REPORT    241

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS
--------------------------------------------------------------------------------

                                                                      REAL ESTATE SECURITIES FUND
                              ------------------------------------------------------------------------------------------------------
                                          RETIREMENT CLASS               INSTITUTIONAL CLASS                RETAIL CLASS
                              ------------------------------------  --------------------------------  ------------------------------
                                                  FOR THE PERIOD                    FOR THE PERIOD                  FOR THE PERIOD
                                                 SEPTEMBER 4, 2002                 SEPTEMBER 4, 2002               SEPTEMBER 4, 2002
                                       FOR THE    (COMMENCEMENT        FOR THE       (COMMENCEMENT     FOR THE       (COMMENCEMENT
                                     YEAR ENDED  OF OPERATIONS) TO   YEAR ENDED   OF OPERATIONS) TO   YEAR ENDED   OF OPERATIONS) TO
                                   SEPTEMBER 30,  SEPTEMBER 30,     SEPTEMBER 30,    SEPTEMBER 30,   SEPTEMBER 30,   SEPTEMBER 30,
                                        2003         2002(a)            2003            2002(a)          2003          2002(a)
------------------------------------------------------------------------------------------------------------------------------------
SELECTED PER SHARE DATA

   Net asset value, beginning
     of period                        $  9.72        $ 10.00         $  9.72           $ 10.00        $  9.72          $ 10.00
------------------------------------------------------------------------------------------------------------------------------------
   Gain (loss) from investment operations:
     Net investment income               0.57(b)        0.05(b)         0.59(b)           0.05(b)        0.52(b)          0.05(b)
     Net realized and unrealized gain
       (loss) on total investments       2.39          (0.31)           2.37             (0.31)          2.39            (0.31)
------------------------------------------------------------------------------------------------------------------------------------
   Total gain (loss) from investment
    operations                           2.96          (0.26)           2.96             (0.26)          2.91            (0.26)
------------------------------------------------------------------------------------------------------------------------------------
   Less distributions from:
     Net investment income              (0.27)         (0.02)          (0.35)            (0.02)         (0.40)           (0.02)
     Net realized gains                 (0.01)            --           (0.01)               --          (0.01)              --
------------------------------------------------------------------------------------------------------------------------------------
   Total distributions                  (0.28)         (0.02)          (0.36)            (0.02)         (0.41)           (0.02)
------------------------------------------------------------------------------------------------------------------------------------
   Net asset value, end of period     $ 12.40        $  9.72         $ 12.32           $  9.72        $ 12.22          $  9.72
====================================================================================================================================

TOTAL RETURN                            30.92%         (2.58)%         30.94%            (2.56)%        30.66%           (2.59)%

RATIOS AND SUPPLEMENTAL DATA

   Net assets at end of period
     (in thousands)                   $14,207        $    97         $99,389           $    97        $52,603          $19,246
   Ratio of expenses to average
     net assets before expense
     waiver and reimbursement            0.51%          0.03%           0.18%             0.01%          0.47%            0.03%
   Ratio of expenses to average
     net assets after expense
     waiver and reimbursement            0.48%          0.03%           0.15%             0.01%          0.45%            0.03%
   Ratio of net investment income
     to average net assets               4.81%          0.51%           5.27%             0.53%          4.80%            0.50%
   Portfolio turnover rate             317.14%         15.45%         317.14%            15.45%        317.14%           15.45%
====================================================================================================================================

(a)  The percentages shown for this period are not annualized.

(b)  Based on average shares outstanding.

                                               See notes to financial statements

242     TIAA-CREF Institutional Mutual Funds  2003 ANNUAL REPORT

                                                            FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

                                      SOCIAL CHOICE EQUITY FUND
---------------------------------------------------------------------------------------------
RETIREMENT CLASS                             INSTITUTIONAL CLASS
-----------------  --------------------------------------------------------------------------
FOR THE PERIOD                                                              FOR THE PERIOD
OCTOBER 1, 2002                                                              JUNE 14, 1999
(COMMENCEMENT OF                                                             (COMMENCEMENT
OPERATIONS) TO                 FOR THE YEARS ENDED SEPTEMBER 30,           OF OPERATIONS) TO
  SEPTEMBER 30,    -------------------------------------------------------   SEPTEMBER 30,
     2003(a)        2003           2002           2001           2000           1999(a)
---------------------------------------------------------------------------------------------



    $  6.41        $  6.41        $  8.03        $ 11.16        $  9.86        $ 10.00
---------------------------------------------------------------------------------------------

       0.09(b)        0.12(b)        0.11(b)        0.10           0.11           0.04

       1.54           1.52          (1.64)         (2.94)          1.25          (0.18)
---------------------------------------------------------------------------------------------

       1.63           1.64          (1.53)         (2.84)          1.36          (0.14)
---------------------------------------------------------------------------------------------

      (0.03)         (0.09)         (0.09)         (0.11)         (0.06)            --
         --             --             --          (0.18)            --             --
---------------------------------------------------------------------------------------------
      (0.03)         (0.09)         (0.09)         (0.29)         (0.06)            --
---------------------------------------------------------------------------------------------
    $  8.01        $  7.96        $  6.41        $  8.03        $ 11.16        $  9.86
=============================================================================================

      25.42%         25.89%        (19.34)%       (25.99)%        13.84%         (1.40)%




    $ 8,936        $50,790        $36,180        $26,460        $29,307        $24,731


       0.48%          0.13%          0.81%          0.97%          0.90%          0.37%


       0.43%          0.08%          0.18%          0.18%          0.18%          0.05%

       1.16%          1.65%          1.34%          1.12%          1.00%          0.37%
      27.53%         27.53%         21.71%          4.96%         16.22%          0.06%
=============================================================================================






See notes to financial statements

                 TIAA-CREF Institutional Mutual Funds  2003 ANNUAL REPORT    243

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS
--------------------------------------------------------------------------------

                                                                                        BOND FUND
                                                    --------------------------------------------------------------------------------
                                                                                   INSTITUTIONAL CLASS
                                                    --------------------------------------------------------------------------------
                                                                                                                    FOR THE PERIOD
                                                                                                                     JUNE 14, 1999
                                                                                                                     (COMMENCEMENT
                                                                  FOR THE YEARS ENDED SEPTEMBER 30,                OF OPERATIONS) TO
                                                    ------------------------------------------------------------     SEPTEMBER 30,
                                                       2003              2002            2001          2000             1999(a)
------------------------------------------------------------------------------------------------------------------------------------
SELECTED PER SHARE DATA

   Net asset value, beginning of period            $    10.72        $    10.58        $  10.04      $   9.97          $ 10.00
------------------------------------------------------------------------------------------------------------------------------------
   Gain (loss) from investment operations:
     Net investment income                               0.44(b)           0.52(b)         0.61          0.61             0.17
     Net realized and unrealized gain
       (loss) on total investments                       0.17              0.33            0.67          0.07            (0.03)
------------------------------------------------------------------------------------------------------------------------------------
   Total gain (loss) from investment
     operations                                          0.61              0.85            1.28          0.68             0.14
------------------------------------------------------------------------------------------------------------------------------------
   Less distributions from:
     Net investment income                              (0.44)            (0.52)          (0.61)        (0.61)           (0.17)
     Net realized gains                                 (0.08)            (0.19)          (0.13)           --               --
------------------------------------------------------------------------------------------------------------------------------------
   Total distributions                                  (0.52)            (0.71)          (0.74)        (0.61)           (0.17)
------------------------------------------------------------------------------------------------------------------------------------
   Net asset value, end of period                  $    10.81        $    10.72        $  10.58      $  10.04          $  9.97
====================================================================================================================================

TOTAL RETURN                                             5.84%             8.52%          13.21%         7.07%            1.42%

RATIOS AND SUPPLEMENTAL DATA

   Net assets at end of period (in thousands)      $1,429,288        $1,170,560        $304,541      $151,697          $30,354
   Ratio of expenses to average net assets
     before expense waiver and reimbursement             0.14%             0.24%           0.30%         0.48%            0.35%
   Ratio of expenses to average net assets
     after expense waiver and reimbursement              0.14%             0.19%           0.19%         0.19%            0.06%
   Ratio of net investment income
     to average net assets                               4.08%             5.16%           5.99%         6.59%            1.77%
   Portfolio turnover rate                             168.77%           181.00%         266.50%       301.93%          173.31%
====================================================================================================================================

(a)  The percentages shown for this period are not annualized.

(b)  Based on average shares outstanding.

                                               See notes to financial statements

244     TIAA-CREF Institutional Mutual Funds  2003 ANNUAL REPORT

                                                            FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------



                          INFLATION-LINKED BOND FUND
--------------------------------------------------------------------------------
         INSTITUTIONAL CLASS                   RETAIL CLASS
-------------------------------------  -----------------------------------------
                       FOR THE PERIOD                       FOR THE PERIOD
                     SEPTEMBER 4, 2002                     SEPTEMBER 4, 2002
       FOR THE         (COMMENCEMENT        FOR THE          (COMMENCEMENT
      YEAR ENDED      OF OPERATIONS) TO    YEAR ENDED       OF OPERATIONS) TO
     SEPTEMBER 30,     SEPTEMBER 30,      SEPTEMBER 30,       SEPTEMBER 30,
         2003              2002(a)             2003              2002(a)
--------------------------------------------------------------------------------



     $  10.12             $10.00            $ 10.12             $ 10.00
--------------------------------------------------------------------------------

         0.37(b)           0.02(b)             0.40(b)             0.02(b)

         0.31              0.12                0.26                0.12
--------------------------------------------------------------------------------

         0.68              0.14                0.66                0.14
--------------------------------------------------------------------------------

        (0.29)            (0.02)              (0.39)              (0.02)
           --                --                  --                  --
--------------------------------------------------------------------------------
        (0.29)            (0.02)              (0.39)              (0.02)
--------------------------------------------------------------------------------
     $  10.51             $10.12            $ 10.39             $ 10.12
================================================================================

         6.82%             1.37%               6.64%               1.36%



     $223,138             $ 101             $20,193             $22,172

         0.15%             0.01%               0.31%               0.02%

         0.14%             0.01%               0.30%               0.02%

         3.56%             0.23%               3.93%               0.22%
       209.51%             0.00%             209.51%               0.00%
================================================================================

See notes to financial statements

                 TIAA-CREF Institutional Mutual Funds  2003 ANNUAL REPORT    245

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS                        FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

                                                                                      MONEY MARKET FUND
                                                        ----------------------------------------------------------------------------
                                                                                     INSTITUTIONAL CLASS
                                                        ----------------------------------------------------------------------------
                                                                                                                   FOR THE PERIOD
                                                                                                                    JUNE 14, 1999
                                                                                                                    (COMMENCEMENT
                                                                      FOR THE YEARS ENDED SEPTEMBER 30,           OF OPERATIONS) TO
                                                        -------------------------------------------------------     SEPTEMBER 30,
                                                           2003           2002           2001           2000           1999(a)
------------------------------------------------------------------------------------------------------------------------------------
SELECTED PER SHARE DATA

   Net asset value, beginning of period                 $   1.00       $   1.00        $  1.00        $  1.00          $  1.00
------------------------------------------------------------------------------------------------------------------------------------
   Gain (loss) from investment operations:
     Net investment income                                  0.01           0.02           0.05           0.06             0.02
     Net realized and unrealized gain (loss)
       on total investments                                   --             --             --             --               --
------------------------------------------------------------------------------------------------------------------------------------
   Total gain (loss) from investment operations             0.01           0.02           0.05           0.06             0.02
------------------------------------------------------------------------------------------------------------------------------------
   Less distributions from:
     Net investment income                                 (0.01)         (0.02)         (0.05)         (0.06)           (0.02)
     Net realized gains                                       --             --             --             --               --
------------------------------------------------------------------------------------------------------------------------------------
   Total distributions                                     (0.01)         (0.02)         (0.05)         (0.06)           (0.02)
------------------------------------------------------------------------------------------------------------------------------------
   Net asset value, end of period                       $   1.00       $   1.00        $  1.00        $  1.00          $  1.00
====================================================================================================================================

TOTAL RETURN                                                1.27%          1.89%          5.16%          6.19%            1.51%

RATIOS AND SUPPLEMENTAL DATA

   Net assets at end of period (in thousands)           $175,247       $188,394        $35,037        $25,293          $25,378
   Ratio of expenses to average net assets before
     expense waiver and reimbursement                       0.10%          0.28%          0.94%          0.91%            0.36%
   Ratio of expenses to average net assets after
     expense waiver and reimbursement                       0.09%          0.16%          0.16%          0.16%            0.05%
   Ratio of net investment income to average net assets     1.27%          1.71%          4.91%          6.00%            1.52%
   Portfolio turnover rate                                   n/a            n/a            n/a            n/a              n/a
====================================================================================================================================

(a)  The percentages shown for this period are not annualized.

                                               See notes to financial statements

246    TIAA-CREF Institutional Mutual Funds  2003 ANNUAL REPORT

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS
--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS


NOTE 1. SIGNIFICANT ACCOUNTING POLICIES

TIAA-CREF Institutional Mutual Funds ("the Funds") is a Delaware business trust that was organized on April 15, 1999 and is registered with the Securities and Exchange Commission ("Commission") under the Investment Company Act of 1940 as an open-end management investment company. The Funds currently consist of twenty-three series (each referred to as a "Fund"). The Growth Equity, Growth & Income, International Equity, Equity Index, Social Choice Equity, Bond and Money Market Funds commenced operations on June 14, 1999 with a seed money investment by Teachers Insurance and Annuity Association of America ("TIAA"). The remaining sixteen Funds commenced operations on September 4, 2002 with a seed money investment by TIAA. In addition, the Growth & Income, International Equity, and Social Choice Equity Funds opened a Retirement Class on October 1, 2002 with a $100,000 seed money investment in each class by TIAA. At September 30, 2003, TIAA had remaining seed money investment in the Funds as follows:

                                    VALUE OF TIAA'S SEED MONEY INVESTMENT
                                           AT SEPTEMBER 30, 2003
                               -------------------------------------------------
                               RETIREMENT  INSTITUTIONAL  RETAIL
                                  CLASS       CLASS        CLASS        TOTAL
                               ----------  -----------  -----------  -----------
Large-Cap Growth Index Fund     $116,324   $27,917,292  $        --  $28,033,616
Large-Cap Value Index Fund       114,611    18,692,219           --   18,806,830
S&P 500 Index Fund                    --    26,936,570           --   26,936,570
Mid-Cap Growth Index Fund        129,163    20,682,660           --   20,811,823
Mid-Cap Value Index Fund         118,832    28,353,586           --   28,472,418
Mid-Cap Blend Index Fund         123,836    24,122,590           --   24,246,426
Small-Cap Growth Index Fund      131,511    57,996,135           --   58,127,646
Small-Cap Value Index Fund       121,869    47,984,780           --   48,106,649
Small-Cap Blend Index Fund       126,397    42,823,237           --   42,949,634
International Equity Index Fund  115,526    56,651,964           --   56,767,490
Real Estate Securities Fund      127,538       127,580   19,916,404   20,171,522
Inflation-Linked Bond Fund            --       108,291           --      108,291

The Funds offer their shares, without a sales load, through their principal underwriter, Teachers Personal Investors Services, Inc. ("TPIS"), which is a wholly-owned subsidiary of TIAA. The Funds offer up to three share classes although any one Fund may not necessarily offer all three classes. The Retirement Class shares are offered exclusively through accounts established by employers, or the trustees of plans sponsored by employers, with TIAA-CREF Individual and Institutional Services, Inc., a broker-dealer affiliate of TIAA, in connection with certain employee benefit plans. The Institutional Class shares are offered to certain intermediaries affiliated with TIAA, such as TIAA-CREF Trust Company, FSB, or other persons, such as state-sponsored tuition saving plans, who have entered into a contract with an affiliate of TIAA. The Retail Class shares are offered directly to the investing public. TPIS is registered with the Commission as a broker-dealer and is a member of the
National Association of Securities Dealers, Inc. Teachers Advisors Inc. ("Advisors"), a wholly-owned subsidiary of TIAA, which is registered with the Commission as an investment adviser, provides investment management services for the Funds.

The accompanying financial statements were prepared in accordance with accounting principles generally accepted in the United States which may require the use of estimates made by management. Actual results may differ from those estimates. The following is a summary of the significant accounting policies consistently followed by the Funds.

VALUATION OF INVESTMENTS: Equity securities listed or traded on a national market or exchange are valued based on their sale price on such market or exchange at the close of business on the date of valuation, or at the mean of the closing bid and asked prices if no sale is reported. Debt securities, other than money market instruments, are valued based on the most recent bid price or the equivalent quoted yield of such securities (or those of comparable maturity, quality and type). Money market instruments (other than those in the Money Market Fund), with maturities of one year or less, are valued in the same manner as debt securities or derived from a pricing matrix that has various types of money market instruments along one axis and various maturities along the other. For the Money Market Fund, all of its investments are valued using the amortized cost method. Foreign investments are valued at the closing values of such securities as of the date of valuation under the generally accepted valuation method in the country where traded, converted to U.S. dollars at the prevailing rates of exchange on the date of valuation. Stock index futures and options, which are traded on commodities exchanges, are valued at the last sale prices as of the close of such commodities exchanges. Portfolio securities for which market quotations are not readily available are valued at

                  2003 ANNUAL REPORT TIAA-CREF Institutional Mutual Funds    247

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS
--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS --(CONTINUED)

fair value, as determined in good faith under the direction of the Board of Trustees. Portfolio securities may also be valued at fair value as determined in good faith under the direction of the Board of Trustees if events that have a significant effect on their value occur between the time their price is determined and the time a Fund's net asset value is calculated.

ACCOUNTING FOR INVESTMENTS: Securities transactions are accounted for as of the trade date. Interest income is recorded as earned and includes amortization of discounts and premiums. Dividend income is recorded on the ex-dividend date or, for certain foreign dividends, as soon thereafter as the Funds are informed of the ex-dividend date. Realized gains and losses on securities transactions are based upon the specific identification method for both financial statement and federal income tax purposes.

DOLLAR ROLL TRANSACTIONS: Certain of the Funds may enter into dollar rolls in which a Fund sells securities for delivery in the current month and simultaneously contracts to repurchase substantially similar securities (same issuer and interest rate and substantially similar maturity) on a specified future date. During the roll period a Fund forgoes principal and interest paid on the securities. Dollar rolls are recorded as financing transactions. Dollar rolls can enhance a Fund's return by earning a spread between the yield on the underlying securities and short-term interest rates.

FOREIGN CURRENCY TRANSACTIONS AND TRANSLATION: Portfolio investments and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at the exchange rates prevailing at the end of the period. Purchases and sales of securities, income receipts and expense payments made in foreign currencies are translated into U.S. dollars at the exchange rates prevailing on the respective dates of the transactions. The effects of changes in foreign currency exchange rates on portfolio investments are included in the net realized and unrealized gains and losses on investments. Net realized gains and losses on foreign currency transactions include maturities of forward foreign currency contracts, disposition of foreign currencies, and currency gains and losses between the accrual and receipt dates of portfolio investment income and between the trade and settlement dates of portfolio investment transactions.

FORWARD FOREIGN CURRENCY CONTRACTS: The Funds may use forward foreign currency contracts to facilitate transactions in securities denominated in foreign currencies. Such contracts are entered into directly with a counterparty and are "marked-to-market " at the end of each day's trading. The Funds are also exposed to credit risk associated with counterparty nonperformance on these forward foreign currency exchange contracts which is typically limited to the unrealized gain on each open contract.

FUTURES CONTRACTS: The Funds may use futures contracts to manage exposure to the equity markets or for cash management purposes to remain highly invested in the equity markets while minimizing transaction costs. Buying futures contracts tends to increase exposure to the underlying instrument/index, while selling futures contracts tends to decrease exposure to the underlying instrument/index or hedge other investments. Initial margin deposits are made upon entering into a futures contract and variation margin payments are made or received reflecting changes in the value of the futures contracts. Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded. Daily changes in the value of such contracts are reflected in net unrealized gains and losses. Gains or losses are realized upon the expiration or closing of the futures contracts, or if the counterparties do not perform in accordance with contractual provisions.

SECURITIES PURCHASED ON A WHEN-ISSUED OR DELAYED DELIVERY BASIS: The Funds may purchase securities on a when-issued or delayed delivery basis. In addition to the normal market risks, this exposes the Funds to the risk that the transaction may not be consummated.

RESTRICTED SECURITIES: Restricted securities held by the Funds, if any, may not be sold except in exempt transactions or in a public offering registered under the Securities Act of 1933. The risk of investing in such securities is generally greater than the risk of investing in securities which are widely held and publicly traded.

DISTRIBUTIONS TO SHAREHOLDERS: Distributions from net investment income, if any, are declared and paid annually for each of the Funds, except for the Growth & Income, Real Estate Securities, and the Inflation-Linked Bond Funds where distributions are declared and paid quarterly; for the Bond Fund where distributions are declared and paid monthly; and for the Money Market Fund where distributions are declared daily and paid monthly. Distributions from realized gains, if any, are declared and paid annually for each of the Funds. Undistributed net investment income and accumulated undistributed net realized gain (loss) on total investments may include temporary book and tax differences which will reverse in a subsequent period. Any permanent book and tax basis differences relating to shareholder distributions will result in reclassifications among the respective components of net assets.


248    TIAA-CREF Institutional Mutual Funds  2003 ANNUAL REPORT

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS
--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS--(CONTINUED)


INCOME TAXES: The Funds intend to continue to qualify as regulated investment companies under Subchapter M of the Internal Revenue Code ("Code") and will not be subject to income taxes to the extent that they distribute substantially all taxable income each year and comply with various other Code requirements. At September 30, 2003, the following funds had capital loss carryovers which # TIAA-CREF Institutional Mutual Funds 2003 ANNUAL REPORT will begin to expire in 2009 and capital losses and currency losses realized after October 31, 2002, which were deferred for tax purposes to the first day of the following year:

                               CAPITAL LOSS      POST-OCTOBER     POST-OCTOBER
                                 CARRYOVER      CAPITAL LOSSES   CURRENCY LOSSES
                               ------------     --------------   ---------------
Growth Equity Fund              $75,577,050      $73,263,091          $ --
Growth & Income Fund             51,638,918       27,362,573            --
International Equity Fund        27,316,434        6,866,539            --
Mid-Cap Value Fund                       --            7,510            99
Equity Index Fund                        --        5,619,566            --
S&P 500 Index Fund                      381           44,167            --
Social Choice Equity Fund           121,831               --            --
Money Market Fund                     1,907               --            --

NOTE 2. MANAGEMENT AGREEMENT

Under the terms of an Investment Management Agreement, each Fund pays Advisors a monthly fee for the management of the Fund's net assets, based on the average daily net assets of each Fund. Under the terms of a Distribution Plan, the Retirement Class of the Funds indicated below, are permitted to reimburse TPIS up to the indicated annual fee based on average daily net assets of the Fund's Retirement Class for certain promotional expenses of selling the Retirement Class shares. Under the terms of a Service Agreement, each Fund Class pays Advisors a monthly fee based on the average daily net assets of each Fund Class for providing transfer agency, accounting and administration services. Advisors will receive the following annual percentages of each Fund's/Classes' average daily net assets for investment management fees, reimbursement of distribution plan expenses and service agreement fees:

                  2003 ANNUAL REPORT TIAA-CREF Institutional Mutual Funds    249

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS
--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS --(CONTINUED)

                                    INVESTMENT
                                    MANAGEMENT   DISTRIBUTION
                                       FEE           FEE             SERVICE AGREEMENT FEE
                                    ----------   ------------ -----------------------------------
                                        ALL       RETIREMENT  RETIREMENT   INSTITUTIONAL   RETAIL
                                      CLASSES       CLASS      CLASS(a)        CLASS        CLASS
                                    ----------   ------------ ----------   -------------   ------
Growth Equity Fund                     0.08%          --          --           0.04%          --
Growth & Income Fund                   0.08%        0.04%       0.34%          0.04%          --
International Equity Fund              0.09%        0.04%       0.34%          0.03%          --
Large-Cap Value Fund                   0.08%        0.04%       0.34%          0.04%        0.33%
Mid-Cap Growth Fund                    0.08%        0.04%       0.34%          0.04%        0.33%
Mid-Cap Value Fund                     0.08%        0.04%       0.34%          0.04%        0.33%
Small-Cap Equity Fund                  0.08%        0.04%       0.34%          0.04%        0.19%
Large-Cap Growth Index Fund            0.04%        0.04%       0.34%          0.02%          --
Large-Cap Value Index Fund             0.04%        0.04%       0.34%          0.02%          --
Equity Index Fund                      0.04%          --          --           0.02%          --
S&P 500 Index Fund                     0.04%        0.04%       0.34%          0.02%          --
Mid-Cap Growth Index Fund              0.04%        0.04%       0.34%          0.02%          --
Mid-Cap Value Index Fund               0.04%        0.04%       0.34%          0.02%          --
Mid-Cap Blend Index Fund               0.04%        0.04%       0.34%          0.02%          --
Small-Cap Growth Index Fund            0.04%        0.04%       0.34%          0.02%          --
Small-Cap Value Index Fund             0.04%        0.04%       0.34%          0.02%          --
Small-Cap Blend Index Fund             0.04%        0.04%       0.34%          0.02%          --
International Equity Index Fund        0.04%        0.04%       0.34%          0.03%          --
Real Estate Securities Fund            0.09%        0.04%       0.34%          0.04%        0.33%
Social Choice Equity Fund              0.04%        0.04%       0.34%          0.02%          --
Bond Fund                              0.08%          --          --           0.04%          --
Inflation-Linked Bond Fund             0.09%          --          --           0.03%        0.18%
Money Market Fund                      0.04%          --          --           0.03%          --

(a) Prior to May 1, 2003, the service agreement fee for the Retirement Class of each Fund ranged from 0.27% to 0.29%. On May 1, 2003, the rate was increased to 0.34% for all Funds with a Retirement Class.

Various other expenses (including custody fees, audit fees, regulatory fees and trustee fees) are borne directly by the Funds/Classes. Advisors has voluntarily agreed to partially reimburse the Funds for the various other expenses. The total reimbursement to the Funds for the year ended September 30, 2003 was $1,438,727.

NOTE 3. INVESTMENTS

At September 30, 2003, the Growth & Income Fund held 15 open long futures contracts in the Standard & Poor's 500 Index, expiring in December 2003, with a value of $3,727,875 and an unrealized loss of $102,988.

At September 30, 2003, net unrealized appreciation (depreciation) of portfolio investments, consisting of gross unrealized appreciation and gross unrealized depreciation, was as follows:

                                                                  NET UNREALIZED
                              GROSS UNREALIZED  GROSS UNREALIZED   APPRECIATION
                                APPRECIATION      DEPRECIATION    (DEPRECIATION)
                              ----------------  ----------------  -------------
Growth Equity Fund              $  4,252,740      $11,562,730      $ (7,309,990)
Growth & Income Fund              30,418,112       19,915,717        10,502,395
International Equity Fund         29,124,039       11,060,249        18,063,790
Large-Cap Value Fund              10,030,616        1,076,280         8,954,336
Mid-Cap Growth Fund                5,266,091          610,852         4,655,239
Mid-Cap Value Fund                 2,407,382          332,002         2,075,380
Small-Cap Equity Fund              7,779,869        1,181,132         6,598,737
Large-Cap Growth Index Fund        5,670,133          546,808         5,123,325
Large-Cap Value Index Fund        12,637,971          608,228        12,029,743
Equity Index Fund                124,748,474       55,614,751        69,133,723


250     TIAA-CREF Institutional Mutual Funds  2003 ANNUAL REPORT

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS
--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS --(CONTINUED)

                                       GROSS          GROSS       NET UNREALIZED
                                     UNREALIZED     UNREALIZED     APPRECIATION
                                    APPRECIATION   DEPRECIATION   (DEPRECIATION)
                                    ------------   ------------   --------------
S&P 500 Index Fund                  $10,705,235     $1,198,018     $  9,507,217
Mid-Cap Growth Index Fund             4,493,242        399,489        4,093,753
Mid-Cap Value Index Fund              4,032,047        589,604        3,442,443
Mid-Cap Blend Index Fund              6,887,104        584,126        6,302,978
Small-Cap Growth Index Fund          13,946,226      1,844,740       12,101,486
Small-Cap Value Index Fund            7,356,523      1,848,709        5,507,814
Small-Cap Blend Index Fund           21,315,553      2,242,165       19,073,388
International Equity Index Fund       8,827,524      1,607,620        7,219,904
Real Estate Securities Fund           9,301,464        422,049        8,879,415
Social Choice Equity Fund             3,572,622      8,883,423       (5,310,801)
Bond Fund                            32,586,237      4,139,297       28,446,940
Inflation-Linked Bond Fund            4,995,578            106        4,995,472

Purchases  and  sales  of  securities,   other  than  short-term   money  market
instruments, for the Funds, other than the Money Market Fund, for year ended September 30, 2003, were as follows:

                                   NON-GOVERNMENT     GOVERNMENT       NON-GOVERNMENT      GOVERNMENT
                                     PURCHASES         PURCHASES            SALES            SALES
                                    ------------     --------------     ------------     --------------
Growth Equity Fund                  $174,530,323     $           --     $633,394,645     $           --
Growth & Income Fund                 735,727,739                 --      685,938,205                 --
International Equity Fund            545,479,330                 --      434,667,697                 --
Large-Cap Value Fund                 182,537,703                 --      105,234,825                 --
Mid-Cap Growth Fund                   70,296,095                 --       37,900,101                 --
Mid-Cap Value Fund                    51,965,932                 --       36,511,310                 --
Small-Cap Equity Fund                176,326,187                 --      132,730,307                 --
Large-Cap Growth Index Fund           11,839,072                 --       51,951,154                 --
Large-Cap Value Index Fund            69,576,632                 --       54,479,699                 --
Equity Index Fund                    777,502,705                 --       49,863,422                 --
S&P 500 Index Fund                    48,254,903                 --       13,124,694                 --
Mid-Cap Growth Index Fund              8,870,650                 --       18,130,863                 --
Mid-Cap Value Index Fund               7,862,809                 --        6,079,967                 --
Mid-Cap Blend Index Fund              16,613,109                 --       11,543,438                 --
Small-Cap Growth Index Fund           27,374,145                 --       30,903,470                 --
Small-Cap Value Index Fund            26,387,239                 --       27,719,881                 --
Small-Cap Blend Index Fund            76,401,494                 --       37,920,810                 --
International Equity Index Fund       11,525,096                 --        5,071,100                 --
Real Estate Securities Fund          360,712,805                 --      236,114,966                 --
Social Choice Equity Fund             26,162,657                 --       13,593,273                 --
Bond Fund                            297,917,331      2,469,838,207      260,181,920      1,831,246,670
Inflation-Linked Bond Fund                    --        505,594,952               --        293,661,310

NOTE 4. TRUSTEE FEES

Each Fund pays the Trustees who are not also officers or affiliated persons of the Funds, certain remuneration for their services, plus travel and other expenses incurred in attending Board meetings. Trustees who are also officers or affiliated persons receive no remuneration for their services as Trustees of the Funds.

                  2003 ANNUAL REPORT TIAA-CREF Institutional Mutual Funds    251

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS
--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS--(CONTINUED)

NOTE 5. SHAREHOLDER TRANSACTIONS

                                                          GROWTH EQUITY FUND
                                  ------------------------------------------------------------------
                                                   FOR THE YEARS ENDED SEPTEMBER 30,
                                  ------------------------------------------------------------------
                                                2003                               2002
                                  ------------------------------      ------------------------------
                                      AMOUNT            SHARES           AMOUNT            SHARES
                                  -------------      -----------      -------------      -----------
INSTITUTIONAL CLASS:
Subscriptions                     $  52,454,125        9,946,433      $ 549,470,002       88,683,184
Reinvestment of distributions         1,639,966          324,093            514,804           69,009
Exchanges                          (452,490,186)     (84,014,329)       (55,777,884)      (8,010,067)
Redemptions                         (61,100,928)     (11,487,623)       (15,068,129)      (2,969,644)
                                  -------------      -----------      -------------      -----------
Net increase (decrease)           $(459,497,023)     (85,231,426)     $ 479,138,793       77,772,482
                                  =============      ===========      =============       ==========

                                                         GROWTH & INCOME FUND
                                  ------------------------------------------------------------------
                                  FOR THE PERIOD OCTOBER 1, 2002
                                 (COMMENCEMENT OF OPERATIONS) TO
                                         SEPTEMBER 30, 2003
                                  ------------------------------
                                      AMOUNT           SHARES
                                  -------------      -----------
RETIREMENT CLASS:
Seed money subscriptions          $     100,000           16,286
Seed money redemptions                 (120,471)         (16,368)
Subscriptions                         8,564,437        1,177,244
Reinvestment of distributions            16,030            2,202
Redemptions                            (794,795)         (93,570)
                                  -------------      -----------
Net increase                      $   7,765,201        1,085,794
                                  =============        =========

                                                   FOR THE YEARS ENDED SEPTEMBER 30,
                                  ------------------------------------------------------------------
                                                2003                               2002
                                  ------------------------------      ------------------------------
                                      AMOUNT            SHARES           AMOUNT            SHARES
                                  -------------      -----------      -------------      -----------
INSTITUTIONAL CLASS:
Subscriptions                     $ 170,812,357       25,200,469      $ 319,981,259       39,814,454
Reinvestment of distributions         6,518,330          975,348          1,695,096          210,046
Exchanges                           (34,303,000)      (5,296,176)        16,996,206        2,059,959
Redemptions                         (93,970,949)     (13,532,587)       (17,452,003)      (2,276,562)
                                  -------------      -----------      -------------      -----------
Net increase                      $  49,056,738        7,347,054      $ 321,220,558       39,807,897
                                  =============        =========      =============       ==========

                                                    INTERNATIONAL EQUITY FUND
                                  ------------------------------------------------------------------
                                  FOR THE PERIOD OCTOBER 1, 2002
                                 (COMMENCEMENT OF OPERATIONS) TO
                                         SEPTEMBER 30, 2003
                                  ------------------------------
                                      AMOUNT           SHARES
                                  -------------      -----------
RETIREMENT CLASS:
Seed money subscriptions          $     100,000           14,577
Seed money redemptions                 (117,543)         (14,583)
Subscriptions                        19,722,892        2,384,187
Reinvestment of distributions                45                6
Redemptions                         (10,544,146)      (1,243,910)
                                  -------------      -----------
Net increase                      $   9,161,248        1,140,277
                                  =============        =========

                                                   FOR THE YEARS ENDED SEPTEMBER 30,
                                  ------------------------------------------------------------------
                                                2003                               2002
                                  ------------------------------      ------------------------------
                                      AMOUNT            SHARES           AMOUNT            SHARES
                                  -------------      -----------      -------------      -----------
INSTITUTIONAL CLASS:
Subscriptions                     $ 112,100,873       15,244,095      $ 128,236,460       15,503,332
Reinvestment of distributions         3,315,175          469,424          1,220,220          143,724
Exchanges                            (1,210,000)        (172,164)         3,682,310          483,349
Redemptions                         (18,181,307)      (2,336,776)        (9,114,263)      (1,040,034)
                                  -------------      -----------      -------------      -----------
Net increase                      $  96,024,741       13,204,579      $ 124,024,727       15,090,371
                                  =============       ==========      =============       ==========

252     TIAA-CREF Institutional Mutual Funds  2003 ANNUAL REPORT

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS
--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS--(CONTINUED)


NOTE 5. SHAREHOLDER TRANSACTIONS (CONTINUED)

                                                         LARGE-CAP VALUE FUND
                                  -------------------------------------------------------------------
                                                                     FOR THE PERIOD SEPTEMBER 4, 2002
                                         FOR THE YEAR ENDED          (COMMENCEMENT OF OPERATIONS) TO
                                         SEPTEMBER 30, 2003                 SEPTEMBER 30, 2002
                                  ------------------------------      ------------------------------
                                      AMOUNT            SHARES            AMOUNT            SHARES
                                  -------------      -----------      -------------      -----------
RETIREMENT CLASS:
Seed money subscriptions
 (redemptions)                    $    (112,554)         (10,058)     $     100,000           10,000
Subscriptions                        10,088,016          913,533                 75                8
Reinvestment of distributions               580               59                 --               --
Redemptions                            (638,196)         (53,027)                --               --
                                  -------------      -----------      -------------      -----------
Net increase                      $   9,337,846          850,507      $     100,075           10,008
                                  =============      ===========      =============      ===========
INSTITUTIONAL CLASS:
Seed money subscriptions
 (redemptions)                    $    (112,702)         (10,036)     $     100,000           10,000
Subscriptions                        14,917,948        1,404,132                 75                8
Reinvestment of distributions             3,501              353                 --               --
Redemptions                          (1,485,967)        (125,274)                --               --
                                  -------------      -----------      -------------      -----------
Net increase                      $  13,322,780        1,269,175      $     100,075           10,008
                                  =============      ===========      =============      ===========
RETAIL CLASS:
Seed money subscriptions
 (redemptions)                    $ (22,535,000)      (2,011,282)     $  19,800,000        1,980,000
Subscriptions                         5,196,695          479,918                 50                5
Reinvestment of distributions           118,170           11,938                 --               --
Exchanges                            71,330,646        6,976,546                 --               --
Redemptions                            (100,777)         (30,634)                --               --
                                  -------------      -----------      -------------      -----------
Net increase                      $  54,009,734        5,426,486      $  19,800,050        1,980,005
                                  =============      ===========      =============      ===========

                                                         MID-CAP GROWTH FUND
                                  -------------------------------------------------------------------
                                                                     FOR THE PERIOD SEPTEMBER 4, 2002
                                         FOR THE YEAR ENDED          (COMMENCEMENT OF OPERATIONS) TO
                                         SEPTEMBER 30, 2003                 SEPTEMBER 30, 2002
                                  ------------------------------      ------------------------------
                                      AMOUNT            SHARES            AMOUNT            SHARES
                                  -------------      -----------      -------------      -----------
RETIREMENT CLASS:
Seed money subscriptions
 (redemptions)                    $    (124,422)         (10,002)     $     100,000           10,000
Subscriptions                        27,144,891        2,239,622                 75                8
Reinvestment of distributions                17                2                 --               --
Redemptions                          (3,371,854)        (272,786)                --
                                  -------------      -----------      -------------      -----------
Net increase                      $  23,648,632        1,956,836      $     100,075           10,008
                                  =============      ===========      =============      ===========
INSTITUTIONAL CLASS:
Seed money subscriptions
 (redemptions)                    $    (124,702)         (10,000)     $     100,000           10,000
Subscriptions                         2,237,098          192,934                 75                8
Reinvestment of distributions                 3               --                 --               --
Redemptions                            (720,432)         (47,985)                --               --
                                  -------------      -----------      -------------      -----------
Net increase                      $   1,391,967          134,949      $     100,075           10,008
                                  =============      ===========      =============      ===========
RETAIL CLASS:
Seed money subscriptions
 (redemptions)                    $ (12,313,236)        (980,147)     $   9,800,000          980,000
Subscriptions                        10,139,848          876,040                 50                5
Reinvestment of distributions             1,763              176                 --               --
Exchanges                            11,342,187          960,214                 --               --
Redemptions                          (1,367,539)        (140,484)                --               --
                                  -------------      -----------      -------------      -----------
Net increase                      $   7,803,023          715,799      $   9,800,050          980,005
                                  =============      ===========      =============      ===========

                   2003 ANNUAL REPORT TIAA-CREF Institutional Mutual Funds   253

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS
--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS--(CONTINUED)


NOTE 5. SHAREHOLDER TRANSACTIONS (CONTINUED)

                                                           MID-CAP VALUE FUND
                                  -------------------------------------------------------------------
                                                                     FOR THE PERIOD SEPTEMBER 4, 2002
                                         FOR THE YEAR ENDED          (COMMENCEMENT OF OPERATIONS) TO
                                         SEPTEMBER 30, 2003                 SEPTEMBER 30, 2002
                                  ------------------------------      ------------------------------
                                      AMOUNT            SHARES            AMOUNT            SHARES
                                  -------------      -----------      -------------      -----------
RETIREMENT CLASS:
Seed money subscriptions
 (redemptions)                    $    (113,602)         (10,062)     $     100,000           10,000
Subscriptions                        15,117,447        1,341,584                 75                8
Reinvestment of distributions               608               62                 --               --
Redemptions                            (454,988)         (30,912)                --               --
                                  -------------      -----------      -------------      -----------
Net increase                      $  14,549,465        1,300,672      $     100,075           10,008
                                  =============      ===========      =============      ===========
INSTITUTIONAL CLASS:
Seed money subscriptions
 (redemptions)                    $    (113,844)         (10,039)     $     100,000           10,000
Subscriptions                         4,360,446          404,250                 75                8
Reinvestment of distributions               527               54                 --               --
Redemptions                            (923,323)         (70,857)                --               --
                                  -------------      -----------      -------------      -----------
Net increase                      $   3,323,806          323,408      $     100,075           10,008
                                  =============      ===========      =============      ===========
RETAIL CLASS:
Seed money subscriptions
 (redemptions)                    $ (11,311,423)        (985,423)     $   9,800,000          980,000
Subscriptions                         6,764,962          645,657                 50                5
Reinvestment of distributions            66,254            6,804                 --               --
Exchanges                             4,390,626          405,620                 --               --
Redemptions                          (2,305,675)        (260,851)                --               --
                                  -------------      -----------      -------------      -----------
Net increase (decrease)           $  (2,395,256)        (188,193)     $   9,800,050          980,005
                                  =============      ===========      =============      ===========

                                                        SMALL-CAP EQUITY FUND
                                  -------------------------------------------------------------------
                                                                     FOR THE PERIOD SEPTEMBER 4, 2002
                                         FOR THE YEAR ENDED          (COMMENCEMENT OF OPERATIONS) TO
                                         SEPTEMBER 30, 2003                 SEPTEMBER 30, 2002
                                  ------------------------------      ------------------------------
                                      AMOUNT            SHARES            AMOUNT            SHARES
                                  -------------      -----------      -------------      -----------
RETIREMENT CLASS:
Seed money subscriptions
 (redemptions)                    $    (119,245)         (10,037)     $     100,000           10,000
Subscriptions                        30,933,306        2,572,711                 75                8
Reinvestment of distributions               370               37                 --               --
Redemptions                          (3,362,631)        (272,269)                --               --
                                  -------------      -----------      -------------      -----------
Net increase                      $  27,451,800        2,290,442      $     100,075           10,008
                                  =============      ===========      =============      ===========
INSTITUTIONAL CLASS:
Seed money subscriptions
 (redemptions)                    $    (119,593)         (10,025)     $     100,000           10,000
Subscriptions                        19,250,389        1,742,676                 75                8
Reinvestment of distributions             2,154              218                 --               --
Redemptions                          (3,118,371)        (268,465)                --               --
                                  -------------      -----------      -------------      -----------
Net increase                      $  16,014,579        1,464,404      $     100,075           10,008
                                  =============      ===========      =============      ===========
RETAIL CLASS:
Seed money subscriptions
 (redemptions)                    $ (24,933,917)      (1,987,900)     $  19,800,000        1,980,000
Subscriptions                         8,430,302          746,781                 50                5
Reinvestment of distributions            89,191            9,060                 --               --
Exchanges                            18,414,161        1,665,247                 --               --
Redemptions                          (1,687,974)        (186,551)                --               --
                                  -------------      -----------      -------------      -----------
Net increase                      $     311,763          246,637      $  19,800,050        1,980,005
                                  =============      ===========      =============      ===========

254    TIAA-CREF Institutional Mutual Funds  2003 ANNUAL REPORT

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS
--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS--(CONTINUED)


NOTE 5. SHAREHOLDER TRANSACTIONS (CONTINUED)

                                                      LARGE-CAP GROWTH INDEX FUND
                                  -------------------------------------------------------------------
                                                                     FOR THE PERIOD SEPTEMBER 4, 2002
                                         FOR THE YEAR ENDED          (COMMENCEMENT OF OPERATIONS) TO
                                         SEPTEMBER 30, 2003                 SEPTEMBER 30, 2002
                                  ------------------------------      ------------------------------
                                      AMOUNT            SHARES            AMOUNT            SHARES
                                  -------------      -----------      -------------      -----------
RETIREMENT CLASS:
Seed money subscriptions
 (redemptions)                    $          --               --      $     100,000           10,000
Subscriptions                            86,074            7,450                 75                8
Reinvestment of distributions               276               28                 --               --
Redemptions                              (2,487)            (225)                --               --
                                  -------------      -----------      -------------      -----------
Net increase                      $      83,863            7,253      $     100,075           10,008
                                  =============      ===========      =============      ===========
INSTITUTIONAL CLASS:
Seed money subscriptions
 (redemptions)                    $ (47,774,000)      (4,114,986)     $  64,900,000        6,490,000
Subscriptions                         6,961,173          642,380                 75                8
Reinvestment of distributions           251,394           25,445                 --               --
Redemptions                            (650,827)         (62,822)                --               --
                                  -------------      -----------      -------------      -----------
Net increase (decrease)           $ (41,212,260)      (3,509,983)     $  64,900,075        6,490,008
                                  =============      ===========      =============      ===========

                                                      LARGE-CAP VALUE INDEX FUND
                                  -------------------------------------------------------------------
                                                                     FOR THE PERIOD SEPTEMBER 4, 2002
                                         FOR THE YEAR ENDED          (COMMENCEMENT OF OPERATIONS) TO
                                         SEPTEMBER 30, 2003                 SEPTEMBER 30, 2002
                                  ------------------------------      ------------------------------
                                      AMOUNT            SHARES            AMOUNT            SHARES
                                  -------------      -----------      -------------      -----------
RETIREMENT CLASS:
Seed money subscriptions
 (redemptions)                    $          --               --      $     100,000           10,000
Subscriptions                            47,144            4,169                 75                8
Reinvestment of distributions               711               71                 --               --
Redemptions                                (598)             (58)                --               --
                                  -------------      -----------      -------------      -----------
Net increase                      $      47,257            4,182      $     100,075           10,008
                                  =============      ===========      =============      ===========
INSTITUTIONAL CLASS:
Seed money subscriptions
 (redemptions)                    $ (49,871,000)      (4,399,560)     $  59,900,000        5,990,000
Subscriptions                        54,857,276        5,366,264                 75                8
Reinvestment of distributions           477,650           47,957                 --               --
Exchanges                             9,413,000          963,808                 --               --
Redemptions                          (1,555,759)        (153,751)                --               --
                                  -------------      -----------      -------------      -----------
Net increase                      $  13,321,167        1,824,718      $  59,900,075        5,990,008
                                  =============      ===========      =============      ===========

                                                           EQUITY INDEX FUND
                                  -------------------------------------------------------------------
                                                   FOR THE YEARS ENDED SEPTEMBER 30,
                                  ------------------------------------------------------------------
                                                2003                               2002
                                  ------------------------------      ------------------------------
                                      AMOUNT            SHARES            AMOUNT            SHARES
                                  -------------      -----------      -------------      -----------
INSTITUTIONAL CLASS:
Subscriptions                     $ 483,168,849       67,125,717      $ 450,172,419       55,250,875
Reinvestment of distributions         8,062,610        1,168,281            735,292           81,790
Exchanges                           441,681,186       61,511,968         24,892,384        2,902,540
Redemptions                        (204,150,122)     (26,584,626)       (40,700,981)      (6,065,391)
                                  -------------      -----------      -------------      -----------
Net increase                      $ 728,762,523      103,221,340      $ 435,099,114       52,169,814
                                  =============      ===========      =============      ===========

                  2003 ANNUAL REPORT TIAA-CREF Institutional Mutual Funds    255

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS
--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS--(CONTINUED)


NOTE 5. SHAREHOLDER TRANSACTIONS (CONTINUED)

                                                        S&P 500 INDEX FUND
                                  -------------------------------------------------------------------
                                                                     FOR THE PERIOD SEPTEMBER 4, 2002
                                         FOR THE YEAR ENDED          (COMMENCEMENT OF OPERATIONS) TO
                                         SEPTEMBER 30, 2003                 SEPTEMBER 30, 2002
                                  ------------------------------      ------------------------------
                                      AMOUNT            SHARES            AMOUNT            SHARES
                                  -------------      -----------      -------------      -----------
RETIREMENT CLASS:
Seed money subscriptions
 (redemptions)                    $    (113,443)         (10,048)     $     100,000           10,000
Subscriptions                        14,216,880        1,298,977                 75                8
Reinvestment of distributions               481               48                 --               --
Redemptions                          (1,864,361)        (178,940)                --               --
                                  -------------      -----------      -------------      -----------
Net increase                      $  12,239,557        1,110,037      $     100,075           10,008
                                  =============      ===========      =============      ===========
INSTITUTIONAL CLASS:
Seed money subscriptions
 (redemptions)                    $ (24,992,000)      (2,174,495)     $  44,900,000        4,490,000
Subscriptions                        51,153,412        4,670,172                 75                8
Reinvestment of distributions           228,539           22,831                 --               --
Redemptions                          (2,895,831)        (276,284)                --               --
                                  -------------      -----------      -------------      -----------
Net increase                      $  23,494,120        2,242,224      $  44,900,075        4,490,008
                                  =============      ===========      =============      ===========

                                                      MID-CAP GROWTH INDEX FUND
                                  -------------------------------------------------------------------
                                                                     FOR THE PERIOD SEPTEMBER 4, 2002
                                         FOR THE YEAR ENDED          (COMMENCEMENT OF OPERATIONS) TO
                                         SEPTEMBER 30, 2003                 SEPTEMBER 30, 2002
                                  ------------------------------      ------------------------------
                                      AMOUNT            SHARES            AMOUNT            SHARES
                                  -------------      -----------      -------------      -----------
RETIREMENT CLASS:
Seed money subscriptions
 (redemptions)                    $          --               --      $     100,000           10,000
Subscriptions                           168,378           13,526                 75                8
Reinvestment of distributions                50                5                 --               --
Redemptions                                (436)             (43)                --               --
                                  -------------      -----------      -------------      -----------
Net increase                      $     167,992           13,488      $     100,075           10,008
                                  =============      ===========      =============      ===========
INSTITUTIONAL CLASS:
Seed money subscriptions
 (redemptions)                    $ (10,204,000)        (795,882)     $  23,900,000        2,390,000
Subscriptions                           707,800           62,567                 75                8
Reinvestment of distributions            43,055            4,234                 --               --
Redemptions                             (42,145)          (3,462)                --               --
                                  -------------      -----------      -------------      -----------
Net increase (decrease)           $  (9,495,290)        (732,543)     $  23,900,075        2,390,008
                                  =============      ===========      =============      ===========

                                                       MID-CAP VALUE INDEX FUND
                                  -------------------------------------------------------------------
                                                                     FOR THE PERIOD SEPTEMBER 4, 2002
                                         FOR THE YEAR ENDED          (COMMENCEMENT OF OPERATIONS) TO
                                         SEPTEMBER 30, 2003                 SEPTEMBER 30, 2002
                                  ------------------------------      ------------------------------
                                      AMOUNT            SHARES            AMOUNT            SHARES
                                  -------------      -----------      -------------      -----------
RETIREMENT CLASS:
Seed money subscriptions
 (redemptions)                    $          --               --      $     100,000           10,000
Subscriptions                           189,494           16,120                 75                8
Reinvestment of distributions               692               71                 --               --
Redemptions                                (664)             (68)                --               --
                                  -------------      -----------      -------------      -----------
Net increase                      $     189,522           16,123      $     100,075           10,008
                                  =============      ===========      =============      ===========
INSTITUTIONAL CLASS:
Seed money subscriptions
 (redemptions)                    $    (140,000)         (12,060)     $  23,900,000        2,390,000
Subscriptions                         1,298,848          126,654                 75                8
Reinvestment of distributions           184,026           18,817                 --               --
Redemptions                             (58,960)          (5,556)                --               --
                                  -------------      -----------      -------------      -----------
Net increase                      $   1,283,914          127,855      $  23,900,075        2,390,008
                                  =============      ===========      =============      ===========

256     TIAA-CREF Institutional Mutual Funds  2003 ANNUAL REPORT

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS
--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS--(CONTINUED)


NOTE 5. SHAREHOLDER TRANSACTIONS (CONTINUED)

                                                        MID-CAP BLEND INDEX FUND
                                  -------------------------------------------------------------------
                                                                     FOR THE PERIOD SEPTEMBER 4, 2002
                                         FOR THE YEAR ENDED          (COMMENCEMENT OF OPERATIONS) TO
                                         SEPTEMBER 30, 2003                 SEPTEMBER 30, 2002
                                  ------------------------------      ------------------------------
                                      AMOUNT            SHARES            AMOUNT            SHARES
                                  -------------      -----------      -------------      -----------
RETIREMENT CLASS:
Seed money subscriptions
 (redemptions)                    $          --               --      $     100,000           10,000
Subscriptions                           125,780           10,552                 75                8
Reinvestment of distributions               436               44                 --               --
Redemptions                                (476)             (46)                --               --
                                  -------------      -----------      -------------      -----------
Net increase                      $     125,740           10,550      $     100,075           10,008
                                  =============      ===========      =============      ===========
INSTITUTIONAL CLASS:
Seed money subscriptions
 (redemptions)                    $  (9,036,000)        (752,144)     $  26,900,000        2,690,000
Subscriptions                        14,360,851        1,298,057                 75                8
Reinvestment of distributions           138,772           13,877                 --               --
Redemptions                            (618,328)         (56,953)                --               --
                                  -------------      -----------      -------------      -----------
Net increase                      $   4,845,295          502,837      $  26,900,075        2,690,008
                                  =============      ===========      =============      ===========

                                                     SMALL-CAP GROWTH INDEX FUND
                                  -------------------------------------------------------------------
                                                                     FOR THE PERIOD SEPTEMBER 4, 2002
                                         FOR THE YEAR ENDED          (COMMENCEMENT OF OPERATIONS) TO
                                         SEPTEMBER 30, 2003                 SEPTEMBER 30, 2002
                                  ------------------------------      ------------------------------
                                      AMOUNT            SHARES            AMOUNT            SHARES
                                  -------------      -----------      -------------      -----------
RETIREMENT CLASS:
Seed money subscriptions
 (redemptions)                    $          --               --      $     100,000           10,000
Subscriptions                            42,780            3,571                 75                8
Reinvestment of distributions               162               16                 --               --
Redemptions                              (1,433)            (144)                --               --
                                  -------------      -----------      -------------      -----------
Net increase                      $      41,509            3,443      $     100,075           10,008
                                  =============      ===========      =============      ===========
INSTITUTIONAL CLASS:
Seed money subscriptions
 (redemptions)                    $  (6,150,000)        (496,608)     $  48,900,000        4,890,000
Subscriptions                         2,215,435          189,108                 75                8
Reinvestment of distributions           136,504           13,609                 --               --
Redemptions                              (2,003)            (141)                --               --
                                  -------------      -----------      -------------      -----------
Net increase (decrease)           $  (3,800,064)        (294,032)     $  48,900,075        4,890,008
                                  =============      ===========      =============      ===========

                                                     SMALL-CAP VALUE INDEX FUND
                                  -------------------------------------------------------------------
                                                                     FOR THE PERIOD SEPTEMBER 4, 2002
                                         FOR THE YEAR ENDED          (COMMENCEMENT OF OPERATIONS) TO
                                         SEPTEMBER 30, 2003                 SEPTEMBER 30, 2002
                                  ------------------------------      ------------------------------
                                      AMOUNT            SHARES            AMOUNT            SHARES
                                  -------------      -----------      -------------      -----------
RETIREMENT CLASS:
Seed money subscriptions
 (redemptions)                    $          --               --      $     100,000           10,000
Subscriptions                            13,493            1,183                 75                8
Reinvestment of distributions               616               64                 --               --
Redemptions                              (1,179)            (114)                --               --
                                  -------------      -----------      -------------      -----------
Net increase                      $      12,930            1,133      $     100,075           10,008
                                  =============      ===========      =============      ===========
INSTITUTIONAL CLASS:
Seed money subscriptions
 (redemptions)                    $  (5,425,000)        (469,472)     $  43,900,000        4,390,000
Subscriptions                         3,623,637          355,533                 75                8
Reinvestment of distributions           310,953           32,090                 --               --
Redemptions                            (327,957)         (30,420)                --               --
                                  -------------      -----------      -------------      -----------
Net increase (decrease)           $  (1,818,367)        (112,269)     $  43,900,075        4,390,008
                                  =============      ===========      =============      ===========

                  2003 ANNUAL REPORT TIAA-CREF Institutional Mutual Funds    257

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS
--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS--(CONTINUED)


NOTE 5. SHAREHOLDER TRANSACTIONS (CONTINUED)

                                                      SMALL-CAP BLEND INDEX FUND
                                  -------------------------------------------------------------------
                                                                     FOR THE PERIOD SEPTEMBER 4, 2002
                                         FOR THE YEAR ENDED          (COMMENCEMENT OF OPERATIONS) TO
                                         SEPTEMBER 30, 2003                 SEPTEMBER 30, 2002
                                  ------------------------------      ------------------------------
                                      AMOUNT            SHARES            AMOUNT            SHARES
                                  -------------      -----------      -------------      -----------
RETIREMENT CLASS:
Seed money subscriptions
 (redemptions)                    $          --               --      $     100,000           10,000
Subscriptions                            29,311            2,445                 75                8
Reinvestment of distributions               390               40                 --               --
Redemptions                                (397)             (40)
                                  -------------      -----------      -------------      -----------
Net increase                      $      29,304            2,445      $     100,075           10,008
                                  =============      ===========      =============      ===========
INSTITUTIONAL CLASS:
Seed money subscriptions
 (redemptions)                    $  (9,999,000)        (817,047)     $  41,900,000        4,190,000
Subscriptions                        42,639,930        4,218,657                 75                8
Reinvestment of distributions           202,648           20,553                 --               --
Exchanges                             6,903,000          726,988                 --               --
Redemptions                          (1,589,794)        (144,052)                --               --
                                  -------------      -----------      -------------      -----------
Net increase                      $  38,156,784        4,005,099      $  41,900,075        4,190,008
                                  =============      ===========      =============      ===========

                                                     INTERNATIONAL EQUITY INDEX FUND
                                  -------------------------------------------------------------------
                                                                     FOR THE PERIOD SEPTEMBER 4, 2002
                                         FOR THE YEAR ENDED          (COMMENCEMENT OF OPERATIONS) TO
                                         SEPTEMBER 30, 2003                 SEPTEMBER 30, 2002
                                  ------------------------------      ------------------------------
                                      AMOUNT            SHARES            AMOUNT            SHARES
                                  -------------      -----------      -------------      -----------
RETIREMENT CLASS:
Seed money subscriptions
 (redemptions)                    $          --               --      $     100,000           10,000
Subscriptions                             1,370              140                 75                8
Reinvestment of distributions               359               38                 --               --
Redemptions                              (1,320)            (140)                --               --
                                  -------------      -----------      -------------      -----------
Net increase                      $         409               38      $     100,075           10,008
                                  =============      ===========      =============      ===========
INSTITUTIONAL CLASS:
Seed money subscriptions
 (redemptions)                    $  (1,175,000)        (103,388)     $  49,900,000        4,990,000
Subscriptions                         7,199,224          718,718                 75                8
Reinvestment of distributions           216,002           22,571                 --               --
Redemptions                            (337,624)         (34,966)                --               --
                                  -------------      -----------      -------------      -----------
Net increase                      $   5,902,602          602,935      $  49,900,075        4,990,008
                                  =============      ===========      =============      ===========

258     TIAA-CREF Institutional Mutual Funds  2003 ANNUAL REPORT

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS
--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS--(CONTINUED)


NOTE 5. SHAREHOLDER TRANSACTIONS (CONTINUED)

                                                    REAL ESTATE SECURITIES FUND
                                  -------------------------------------------------------------------
                                                                     FOR THE PERIOD SEPTEMBER 4, 2002
                                         FOR THE YEAR ENDED          (COMMENCEMENT OF OPERATIONS) TO
                                         SEPTEMBER 30, 2003                 SEPTEMBER 30, 2002
                                  ------------------------------      ------------------------------
                                      AMOUNT            SHARES            AMOUNT            SHARES
                                  -------------      -----------      -------------      -----------
RETIREMENT CLASS:
Seed money subscriptions
 (redemptions)                    $          --               --      $     100,000           10,000
Subscriptions                        14,519,010        1,264,727                 75                8
Reinvestment of distributions           124,776           10,422                 --               --
Redemptions                          (1,618,789)        (139,655)                --               --
                                  -------------      -----------      -------------      -----------
Net increase                      $  13,024,997        1,135,494      $     100,075           10,008
                                  =============      ===========      =============      ===========
INSTITUTIONAL CLASS:
Seed money subscriptions
 (redemptions)                    $          --               --      $     100,000           10,000
Subscriptions                        69,213,255        6,480,028                 75                8
Reinvestment of distributions         1,480,117          128,275                 --               --
Exchanges                            16,645,695        1,717,772                 --               --
Redemptions                          (3,039,819)        (271,097)                --               --
                                  -------------      -----------      -------------      -----------
Net increase                      $  84,299,248        8,054,978      $     100,075           10,008
                                  =============      ===========      =============      ===========
RETAIL CLASS:
Seed money subscriptions
 (redemptions)                    $  (5,000,000)        (428,816)     $  19,800,000        1,980,000
Subscriptions                        18,825,800        1,697,560                 50                5
Reinvestment of distributions         1,366,555          124,851                 --               --
Exchanges                            11,336,676        1,047,509                 --               --
Redemptions                          (1,199,919)        (115,856)                --               --
                                  -------------      -----------      -------------      -----------
Net increase                      $  25,329,112        2,325,248      $  19,800,050        1,980,005
                                  =============      ===========      =============      ===========

                                                       SOCIAL CHOICE EQUITY FUND
                                  -------------------------------------------------------------------
                                  FOR THE PERIOD SEPTEMBER 4, 2002
                                  (COMMENCEMENT OF OPERATIONS) TO
                                         SEPTEMBER 30, 2002
                                  --------------------------------
                                       AMOUNT            SHARES
                                  -------------      -------------
RETIREMENT CLASS:
Seed money subscriptions          $     100,000           15,601
Seed money redemptions                 (123,539)         (15,658)
Subscriptions                         9,411,256        1,186,334
Reinvestment of distributions               395               57
Redemptions                            (664,745)         (70,715)
                                  -------------      -----------
Net increase                      $   8,723,367        1,115,619
                                  =============      ===========

                                                    FOR THE YEARS ENDED SEPTEMBER 30,
                                  -------------------------------------------------------------------
                                               2003                                2002
                                  ------------------------------      ------------------------------
                                      AMOUNT            SHARES            AMOUNT            SHARES
                                  -------------      -----------      -------------      -----------
INSTITUTIONAL CLASS:
Seed money subscriptions
 (redemptions)                    $ (17,000,661)      (2,145,468)     $          --               --
Subscriptions                        23,350,327        3,226,023         19,393,007        2,397,290
Reinvestment of distributions           437,624           64,168            305,166           34,599
Redemptions                          (2,893,066)        (409,783)          (587,730)         (78,732)
                                  -------------      -----------      -------------      -----------
Net increase                      $   3,894,224          734,940      $  19,110,443        2,353,157
                                  =============      ===========      =============      ===========

                  2003 ANNUAL REPORT TIAA-CREF Institutional Mutual Funds    259

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS
--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS--(CONTINUED)


NOTE 5. SHAREHOLDER TRANSACTIONS (CONTINUED)

                                                             BOND FUND
                                  -------------------------------------------------------------------
                                                    FOR THE YEARS ENDED SEPTEMBER 30,
                                  -------------------------------------------------------------------
                                               2003                                2002
                                  ------------------------------      ------------------------------
                                      AMOUNT            SHARES            AMOUNT            SHARES
                                  -------------      -----------      -------------      -----------
INSTITUTIONAL CLASS:
Subscriptions                     $ 429,495,177       40,090,379      $ 862,178,378       83,950,279
Reinvestment of distributions        53,321,807        4,975,371         30,166,377        2,520,626
Exchanges                           (87,803,695)      (8,207,618)           609,012          193,710
Redemptions                        (148,756,430)     (13,832,867)       (63,564,225)      (6,272,073)
                                  -------------      -----------      -------------      -----------
Net increase                      $ 246,256,859       23,025,265      $ 829,389,542       80,392,542
                                  =============      ===========      =============      ===========

                                                        INFLATION-LINKED BOND FUND
                                  -------------------------------------------------------------------
                                                                     FOR THE PERIOD SEPTEMBER 4, 2002
                                         FOR THE YEAR ENDED          (COMMENCEMENT OF OPERATIONS) TO
                                         SEPTEMBER 30, 2003                 SEPTEMBER 30, 2002
                                  ------------------------------      ------------------------------
                                      AMOUNT            SHARES            AMOUNT            SHARES
                                  -------------      -----------      -------------      -----------
INSTITUTIONAL CLASS:
Seed money subscriptions
 (redemptions)                    $          --               --      $     100,000           10,000
Subscriptions                       116,527,629       11,253,433                 75                7
Reinvestment of distributions         3,682,819          350,556                 --               --
Exchanges                           103,137,000       10,095,259                 --               --
Redemptions                          (4,979,603)        (477,474)                --               --
                                  -------------      -----------      -------------      -----------
Net increase                      $ 218,367,845       21,221,774      $     100,075           10,007
                                  =============      ===========      =============      ===========
RETAIL CLASS:
Seed money subscriptions
 (redemptions)                    $ (23,663,489)      (2,248,481)     $  21,900,000        2,190,000
Subscriptions                        14,709,757        1,432,062                100               10
Reinvestment of distributions         1,104,168          107,419                 --               --
Exchanges                             6,383,135          626,487                 --               --
Redemptions                          (1,680,573)        (164,098)                --               --
                                  -------------      -----------      -------------      -----------
Net increase (decrease)           $  (3,147,002)        (246,611)     $  21,900,100        2,190,010
                                  =============      ===========      =============      ===========

                                                            MONEY MARKET FUND
                                  -------------------------------------------------------------------
                                                    FOR THE YEARS ENDED SEPTEMBER 30,
                                  -------------------------------------------------------------------
                                               2003                                2002
                                  ------------------------------      ------------------------------
                                      AMOUNT            SHARES            AMOUNT            SHARES
                                  -------------      -----------      -------------      -----------
INSTITUTIONAL CLASS:
Subscriptions                     $  30,053,623       30,053,623      $ 340,414,932      340,414,932
Reinvestment of distributions         2,125,322        2,125,322          1,529,441        1,529,441
Exchanges                            (1,973,000)      (1,973,000)         9,597,972        9,597,972
Redemptions                         (43,352,098)     (43,352,098)      (198,183,432)    (198,183,432)
                                  -------------      -----------      -------------      -----------
Net increase (decrease)           $ (13,146,153)     (13,146,153)     $ 153,358,913      153,358,913
                                  =============      ===========      =============      ===========

260     TIAA-CREF Institutional Mutual Funds  2003 ANNUAL REPORT

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS
--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS--(CONTINUED)

NOTE 6. DISTRIBUTIONS TO SHAREHOLDERS

The tax character of distributions paid to shareholders during periods ended September 30, 2003 and 2002 were as follows:

                                                               2003                                         2002
                                              -----------------------------------------    -----------------------------------------
                                               ORDINARY      LONG-TERM                      ORDINARY      LONG-TERM
                                                 INCOME     CAPITAL GAIN        TOTAL        INCOME      CAPITAL GAIN       TOTAL
                                              -----------   -------------   ----------     -----------   ------------    ----------
Growth Equity Fund                            $ 2,478,533    $      --      $ 2,478,533    $   721,601    $       161    $   721,762
Growth & Income Fund                            6,788,284           --        6,788,284      4,013,504           --        4,013,504
International Equity Fund                       3,988,594           --        3,988,594      1,497,783           --        1,497,783
Large-Cap Value Fund                              128,605           --          128,605           --             --             --
Mid-Cap Growth Fund                                 1,799           --            1,799           --             --             --
Mid-Cap Value Fund                                 70,156           --           70,156           --             --             --
Small-Cap Equity Fund                              94,642           --           94,642           --             --             --
Large-Cap Growth Index Fund                       253,840           --          253,840           --             --             --
Large-Cap Value Index Fund                        483,547          1,333        484,880           --             --             --
Equity Index Fund                               7,297,647      2,460,949      9,758,596      1,164,700          2,648      1,167,348
S&P 500 Index Fund                                279,508            241        279,749           --             --             --
Mid-Cap Growth Index Fund                          43,257           --           43,257           --             --             --
Mid-Cap Value Index Fund                          186,852          1,304        188,156           --             --             --
Mid-Cap Blend Index Fund                          145,416            847        146,263           --             --             --
Small-Cap Growth Index Fund                       136,064          1,397        137,461           --             --             --
Small-Cap Value Index Fund                        322,181          3,254        325,435           --             --             --
Small-Cap Blend Index Fund                        213,262          1,289        214,551           --             --             --
International Equity Index Fund                   234,835           --          234,835           --             --             --
Real Estate Securities Fund                     3,479,173         10,196      3,489,369         42,940           --           42,940
Social Choice Equity Fund                         554,465           --          554,465        329,372           --          329,372
Bond Fund                                      59,141,868      3,007,625     62,149,493     41,877,329        511,556     42,388,885
Inflation-Linked Bond Fund                      5,206,994           --        5,206,994         35,437           --           35,437
Money Market Fund                               2,253,057           --        2,253,057      3,013,917           --        3,013,917

As of September 30, 2003, the components of accumulated earnings on a tax basis were as follows:

                                                       UNDISTRIBUTED              UNDISTRIBUTED               UNREALIZED
                                                          ORDINARY                  LONG-TERM               APPRECIATION
                                                           INCOME                 CAPITAL GAIN             (DEPRECIATION)
                                                       ------------               ------------             --------------
Growth Equity Fund                                       $  687,568                 $       --               $(13,602,758)
Growth & Income Fund                                        280,497                         --                  2,242,110
International Equity Fund                                 6,287,316                         --                 15,564,412
Large-Cap Value Fund                                      5,241,465                     53,437                  8,148,393
Mid-Cap Growth Fund                                       2,127,404                    247,925                  4,191,191
Mid-Cap Value Fund                                        1,881,255                        485                  1,801,351
Small-Cap Equity Fund                                     6,506,997                    319,818                  5,271,399
Large-Cap Growth Index Fund                               2,451,242                  3,461,969                  5,061,795
Large-Cap Value Index Fund                                4,357,671                      7,419                 11,591,683
Equity Index Fund                                        20,335,568                         --                 53,780,639
S&P 500 Index Fund                                          895,708                         --                  8,844,617
Mid-Cap Growth Index Fund                                 2,092,216                    926,835                  4,061,705
Mid-Cap Value Index Fund                                  1,183,443                      9,405                  3,438,366
Mid-Cap Blend Index Fund                                  1,520,778                     10,503                  6,219,705
Small-Cap Growth Index Fund                               3,366,333                     35,287                 12,001,585
Small-Cap Value Index Fund                                4,570,307                     20,724                  5,288,291
Small-Cap Blend Index Fund                                4,568,270                     52,660                 18,747,865
International Equity Index Fund                           1,653,900                         --                  7,121,119
Real Estate Securities Fund                              14,659,630                     15,045                  8,863,855
Social Choice Equity Fund                                   639,695                         --                 (5,396,496)
Bond Fund                                                31,492,095                  4,523,156                 28,009,222
Inflation-Linked Bond Fund                                1,451,481                    307,433                  4,350,497
Money Market Fund                                           141,840                         --                         --

The difference between book basis and tax basis unrealized appreciation and depreciation is attributable primarily to the tax deferral of losses on wash sales and the realization, for tax purposes, of unrealized gains on investments in passive foreign investment companies.


                    2003 ANNUAL REPORT  TIAA-CREF Institutional Mutual Funds 261

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS
--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS--(CONTINUED)

NOTE 7. LINE OF CREDIT

Each of the Funds, except the Real Estate Securities, Bond and Money Market Funds, participate in a $2.25 billion unsecured revolving credit facility to be used for temporary purposes including the funding of shareholder redemptions. Certain affiliated accounts and mutual funds, each of which is managed by Advisors, or an affiliate of Advisors, also participate in this facility. An annual commitment fee for the credit facility is borne by the participating accounts and mutual funds. Interest associated with any borrowing under the facility is charged to the borrowing accounts and mutual funds at rates which are based on the Federal Funds Rate in effect during the time of the borrowing. During the year ended September 30, 2003, the Growth Equity and Equity Index Funds borrowed under this facility. For the Growth Equity Fund, the average daily loan balance during the nine day period for which the loan was outstanding amounted to $109.2 million and the weighted average interest rate was 1.63%. The related interest expense was $44,177. For the Equity Index Fund, the average daily loan balance during the two day period for which the loan was outstanding amounted to $35.0 million and the weighted average interest rate was 1.32%. The related interest expense was $3,233. For the year ended September 30, 2003, there were no other borrowings under this credit facility by the Funds.

The Bond Fund participates in a letter of credit agreement in the amount of $9 million for the purpose of facilitating the settlement of transactions in the mortgage backed securities market. For the year ended September 30, 2003, there were no borrowings under this agreement.


262  TIAA-CREF Institutional Mutual Funds  2003 ANNUAL REPORT

                         REPORT OF INDEPENDENT AUDITORS


To the Shareholders and Board of Trustees of TIAA-CREF Institutional Mutual Funds:

We have audited the accompanying statements of assets and liabilities, including the statements of investments, of TIAA-CREF Institutional Mutual Funds (comprising, respectively, the Growth Equity, Growth & Income, International Equity, Large-Cap Value, Mid-Cap Growth, Mid-Cap Value, Small-Cap Equity, Large-Cap Growth Index, Large-Cap Value Index, Equity Index, S&P 500 Index, Mid-Cap Growth Index, Mid-Cap Value Index, Mid-Cap Blend Index, Small-Cap Growth Index, Small-Cap Value Index, Small-Cap Blend Index, International Equity Index, Real Estate Securities, Social Choice Equity, Bond, Inflation-Linked Bond, and Money Market Funds) as of September 30, 2003, and the related statements of operations and cash flows for the year then ended, the statements of changes in net assets for each of the two years in the period then ended and financial highlights for each of the periods indicated therein. These financial statements and financial highlights are the responsibility of the Funds' management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights. Our procedures included confirmation of securities owned as of September 30, 2003 by correspondence with the custodians and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of each of the respective Funds constituting TIAA-CREF Institutional Mutual Funds at September 30, 2003, the results of their operations and cash flows for the year then ended, the changes in their net assets for each of the two years in the period then ended and the financial highlights for each of the indicated periods, in conformity with accounting principles generally accepted in the United States.

                                                          /s/ Ernest & Young LLP


New York, New York
November 13, 2003

                   2003 ANNUAL REPORT  TIAA-CREF Institutional Mutual Funds  263

TRUSTEES AND OFFICERS--DISINTERESTED TRUSTEES

 NAME, ADDRESS AND AGE              POSITION(S) HELD   TERM OF OFFICE AND          PRINCIPAL OCCUPATION(S)
                                    WITH THE FUNDS     LENGTH OF TIME SERVED       DURING PAST 5 YEARS
 WILLARD T. CARLETON                Trustee            Indefinite term.            Donald R. Diamond Professor of Finance Emeritus,
 Department of Finance                                 TCIMF Trustee since 2000.   University of Arizona, College of Business and
 and Real Estate                                                                   Public Administration. Formerly, Donald R.
 College of Business and                                                           Diamond Professor of Finance, University of
 Public Administration                                                             Arizona, 1999 - 2001, and Karl L. Eller
 University of Arizona                                                             Professor of Finance, University of Arizona,
 ALL CORRESPONDENCE TO:                                                            1984 - 1999. Trustee of TIAA, 1984 - 2003.
 4915 Camino Antonio
 Tucson, AZ 85718-6005
 Age: 69

 MARTIN J. GRUBER                   Trustee            Indefinite term.            Nomura Professor of Finance, New York University,
 New York University                                   TCIMF Trustee since 2000.   Stern School of Business. Formerly, Chairman,
 Stern School of Business                                                          Department of Finance, New York University,
 Henry Kaufman Management                                                          Stern School of Business, and Trustee of TIAA,
 Education Center                                                                  1996 - 2000.
 44 West 4th Street, Suite 988
 New York, NY 10012
 Age: 66

 NANCY L. JACOB                     Trustee            Indefinite term.            President and Managing Principal, Windermere
 Windermere Investment Associates                                                  TCIMF Trustee since 1999Investment Associates.
 121 S.W. Morrison Street                                                          Formerly, Chairman and Chief Executive Officer,
 Suite 925                                                                         CTC Consulting, Inc., and Executive Vice
 Portland, OR 97204                                                                President, U.S. Trust of the Pacific Northwest.
 Age: 60

 BEVIS LONGSTRETH                   Trustee            Indefinite term.            Retired Partner, Debevoise & Plimpton. Formerly,
 Debevoise & Plimpton                                  TCIMF Trustee since 1999    Partner and Of Counsel, Debevoise & Plimpton,
 919 Third Avenue                                                                  Adjunct Professor at Columbia University School
 New York, NY 10022-6225                                                           of Law and Commissioner of the U.S. Securities
 Age: 69                                                                           and Exchange Commission.

 STEPHEN A. ROSS                    Trustee            Indefinite term.            Franco Modigliani Professor of Finance and
 Sloan School of Management                            TCIMF Trustee since 1999    Economics, Sloan School of Management,
 Massachusetts Institute                                                           Massachusetts Institute of Technology,
 of Technology                                                                     Co-Chairman, Roll & Ross Asset Management Corp.,
 77 Massachusetts Avenue                                                           Formerly Sterling Professor of Economics and
 Cambridge, MA 02139                                                               Finance, Yale School of Management, Yale
 Age: 59                                                                           University.

 MACEO K. SLOAN                     Trustee            Indefinite term.            Chairman, President and Chief Executive Officer,
 NCM Capital Management                                TCIMF Trustee since 1999.   Sloan Financial Group, Inc., and Chairman and
 Group, Inc.                                                                       Chief Executive Officer, NCM Capital Management
 103 West Main Street, Suite 400                                                   Group, Inc., since 1991.
 Durham, NC 27701-3638
 Age: 54

 ROBERT W. VISHNY                   Trustee            Indefinite term.            Eric J. Gleacher Distinguished Service Professor
 University of Chicago                                 TCIMF Trustee since 1999    of Finance, University of Chicago, Graduate
 Graduate School of Business                                                       School of Business. Founding Partner, LSV Asset
 1101 East 58th Street                                                             Management.
 Chicago, IL 60637
 Age: 44


NAME, ADDRESS AND AGE               NUMBER OF            OTHER DIRECTORSHIPS
                                    PORTFOLIOS IN        HELD BY TRUSTEES
                                    FUND COMPLEX
                                    OVERSEEN BY
                                    TRUSTEE
WILLARD T. CARLETON                  53                   None
Department of Finance
and Real Estate
College of Business and
Public Administration
University of Arizona
ALL CORRESPONDENCE TO:
4915 Camino Antonio
Tucson, AZ 85718-6005
Age: 69

MARTIN J. GRUBER                     53                   Director, The Scudder
New York University                                       Investments New York
Stern School of Business                                  Board, Japan Equity Fund,
Henry Kaufman Management                                  Inc., Singapore Equity Fund,
Education Center                                          Inc. and the Thai Equity
44 West 4th Street, Suite 988                             Fund, Inc.
New York, NY 10012
Age: 66

NANCY L. JACOB                       53                   None
Windermere Investment Associates
121 S.W. Morrison Street
Suite 925
Portland, OR 97204
Age: 60

BEVIS LONGSTRETH                     53                   Member of the Board of
Debevoise & Plimpton                                      Directors of AMVESCAP, PLC
919 Third Avenue                                          and Chairman of the
New York, NY 10022-6225                                   Finance Committee of the
Age: 69                                                   Rockefeller Family Fund

STEPHEN A. ROSS                      53                   Director, Freddie Mac;
Sloan School of Management                                Co-Chairman, Roll & Ross
Massachusetts Institute                                   Asset Management Corp.;
of Technology                                             and Principal, IV Capital, Ltd.
77 Massachusetts Avenue
Cambridge, MA 02139
Age: 59

MACEO K. SLOAN                       53                   Director, SCANA Corporation
NCM Capital Management                                    and M&F Bancorp, Inc.
Group, Inc.
103 West Main Street, Suite 400
Durham, NC 27701-3638
Age: 54

ROBERT W. VISHNY                     53                   None
University of Chicago
Graduate School of Business
1101 East 58th Street
Chicago, IL 60637
Age: 44



INTERESTED TRUSTEES AND OFFICERS

MARTIN L. LEIBOWITZ(*1)             Trustee, Chairman  Indefinite term as          Chairman and Chief Investment Officer of CREF,
TIAA-CREF                           and Chief          Trustee. TCIMF Trustee      TIAA-CREF Mutual Funds, TIAA-CREF Institutional
730 Third Avenue                    Investment         since 1999. Chairman        Mutual Funds, TIAA-CREF Life Funds and TIAA
New York, NY 10017-3206             Officer            and Chief Investment        Separate Account VA-1 (these funds are
Age: 67                                                Officer since 2002.         collectively referred to as the "TIAA-CREF
                                                       Indefinite term as          Funds"). Vice Chairman and Chief Investment
                                                       officer.                    Officer of TIAA. Member of Board of Managers
                                                                                   and President of TIAA-CREF Investment
                                                                                   Management, LLC ("Investment Management").
                                                                                   Director and President of Teachers Advisors, Inc.
                                                                                   ("Advisors"). Director of TIAA-CREF Life
                                                                                   Insurance Company ("TIAA-CREF Life").




MARTIN L. LEIBOWITZ(*1)             53                 Director, Freddie Mac
TIAA-CREF
730 Third Avenue
New York, NY 10017-3206
Age: 67



264 TIAA-CREF Institutional Mutual Funds 2003 ANNUAL REPORT

 NAME, ADDRESS AND AGE              POSITION(S) HELD   TERM OF OFFICE AND          PRINCIPAL OCCUPATION(S)
                                    WITH THE FUNDS     LENGTH OF TIME SERVED       DURING PAST 5 YEARS
 HERBERT M. ALLISON, JR.(1)         President and      Indefinite term.            Chairman, President and Chief Executive Officer
 TIAA-CREF                          Chief Executive    President and Chief         of TIAA. President and Chief Executive Officer of
 730 Third Avenue                   Officer            Executive Officer for       the TIAA-CREF Funds. Formerly, President and
 New York, NY 10017-3206                               TCIMF since 2002.           Chief Executive Officer of Alliance for LifeLong
 Age: 60                                                                           Learning, Inc., 2000 - 2002. President, Chief
                                                                                   Operating Officer and Member of the Board of
                                                                                   Directors of Merrill Lynch & Co., Inc.,
                                                                                   1997 - 1999.

 RICHARD J. ADAMSKI(1)              Vice President     Indefinite term.            Vice President and Treasurer of TIAA and the
 TIAA-CREF                          and Treasurer      Vice President and          TIAA-CREF Funds. Vice President and Treasurer of
 730 Third Avenue                                      Treasurer for               TIAA-CREF Investment Management, LLC
 New York, NY 10017-3206                               TCIMF since 1999.           ("Investment Management"), TIAA-CREF Individual
 Age: 62                                                                           and Institutional Services, Inc. ("Services"),
                                                                                   Teachers Personal Investors Services, Inc.
                                                                                   ("TPIS"), Teachers Advisors, Inc. ("Advisors"),
                                                                                   TIAA-CREF Life Insurance Company ("TIAA-CREF
                                                                                   Life"), and TIAA-CREF Tuition Financing, Inc.
                                                                                   ("Tuition Financing").

 SCOTT C. EVANS(1)                  Executive Vice     Indefinite term.            Executive Vice President of TIAA and the TIAA-
 TIAA-CREF                          President          Executive Vice President    CREF Funds. Executive Vice President of
 730 Third Avenue                                      for TCIMF since 1999.       Investment Management and Advisors and Director
 New York, NY 10017-3206                                                           of TIAA-CREF Life.
 Age: 44

 I. STEVEN GOLDSTEIN(1)             Executive Vice     Indefinite term.            Executive Vice President, Public Affairs, of TIAA
 TIAA-CREF                          President          Executive  Vice President   and the TIAA-CREF Funds. Formerly, advisor for
 730 Third Avenue                                      for TCIMF  since 2003.      McKinsey & Company, 2003; Vice President and
 New  York,  NY  10017-3206                                                        Chief Communications Officer for Dow Jones & Co.
 Age: 51                                                                           and The Wall Street Journal, 2001 - 2003; and
                                                                                   Senior Vice President and Chief Communications
                                                                                   Officer for Insurance Information Institute,
                                                                                   1993 - 2001.

 E. LAVERNE JONES(1)                Vice President     Indefinite term.            Vice President and Corporate Secretary of TIAA
 TIAA-CREF                          and Corporate      Vice President and          and the TIAA-CREF Funds.
 730 Third Avenue                   Secretary          Corporate Secretary
 New York, NY 10017-3206                               for TCIMF since 1999.
 Age: 54

 SUSAN S. KOZIK(1)                  Executive Vice     Indefinite term.            Executive Vice President and Chief Technology
 TIAA-CREF                          President          Executive Vice President    Officer of TIAA and the TIAA-CREF Funds.
 730 Third Avenue                                      for TCIMF since 2003.       Formerly Vice President of IT Operations and
 New York, NY 10017-3206                                                           Services, Lucent Technologies, 2000 - 2003; and
 Age: 46                                                                           Senior Vice President and Chief Technology
                                                                                   Officer, Penn Mutual Life Insurance Company,
                                                                                   1997 - 2000.

 GEORGE W. MADISON(1)               Executive Vice     Indefinite term.            Executive Vice President and General Counsel of
 TIAA-CREF                          President          Executive Vice President    TIAA and the TIAA-CREF Funds. Formerly, Executive
 730 Third Avenue                                      for TCIMF since 2003.       Vice President, Corporate Secretary, and General
 New York, NY 10017-3206                                                           Counsel of Comerica Incorporated.
 Age: 49

 ERWIN W. MARTENS(1)                Executive Vice     Indefinite term.            Executive Vice President, Risk Management, of
 TIAA-CREF                          President          Executive Vice President    TIAA and the TIAA-CREF Funds. Formerly, Managing
 730 Third Avenue                                      for TCIMF since 2003.       Director and Chief Risk Officer, Putnam
 New York, NY 10017-3206                                                           Investments, 1999-2003; and Head and Deputy Head
 Age: 47                                                                           of Global Market Risk Management, 1997 - 1999.

 ELIZABETH A. MONRAD(1)             Executive Vice     Indefinite term.            Executive Vice President and Chief Financial
 TIAA-CREF                          President          Executive Vice President    Officer of TIAA and the TIAA-CREF Funds.
 730 Third Avenue                                      for TCIMF since 2003.       Formerly, Chief Financial Officer and Senior
 New York, NY 10017-3206                                                           Vice President of GeneralCologne Re (2000-2003),
 Age: 48                                                                           Vice President, Corporate Controller, Corporate
                                                                                   Treasurer and Chief Financial Officer of its
                                                                                   North American Reinsurance Operations
                                                                                   (1997-2000).


NAME, ADDRESS AND AGE               NUMBER OF          OTHER DIRECTORSHIPS
                                    PORTFOLIOS IN      HELD BY TRUSTEES
                                    FUND COMPLEX
                                    OVERSEEN BY
                                    TRUSTEE

 HERBERT M. ALLISON, JR.(1)         N/A                Member of the Board of
 TIAA-CREF                                             Directors of the New York
 730 Third Avenue                                      Stock Exchange
 New York, NY 10017-3206
 Age: 60




 RICHARD J. ADAMSKI(1)              N/A                N/A
 TIAA-CREF
 730 Third Avenue
 New York, NY 10017-3206
 Age: 62





 SCOTT C. EVANS(1)                  N/A                N/A
 TIAA-CREF
 730 Third Avenue
 New York, NY 10017-3206
 Age: 44


 I. STEVEN GOLDSTEIN(1)             N/A                N/A
 TIAA-CREF
 730 Third Avenue
 New  York,  NY  10017-3206
 Age: 51



 E. LAVERNE JONES(1)                N/A                N/A
 TIAA-CREF
 730 Third Avenue
 New York, NY 10017-3206
 Age: 54


 SUSAN S. KOZIK(1)                  N/A                N/A
 TIAA-CREF
 730 Third Avenue
 New York, NY 10017-3206
 Age: 46



 GEORGE W. MADISON(1)               N/A                N/A
 TIAA-CREF
 730 Third Avenue
 New York, NY 10017-3206
 Age: 49

 ERWIN W. MARTENS(1)                N/A                N/A
 TIAA-CREF
 730 Third Avenue
 New York, NY 10017-3206
 Age: 47

 ELIZABETH A. MONRAD(1)             N/A                N/A
 TIAA-CREF
 730 Third Avenue
 New York, NY 10017-3206
 Age: 48


                    2003 ANNUAL REPORT TIAA-CREF Institutional Mutual Funds  265

TRUSTEES AND OFFICERS--INTERESTED TRUSTEES AND OFFICERS

 NAME, ADDRESS AND AGE              POSITION(S) HELD   TERM OF OFFICE AND          PRINCIPAL OCCUPATION(S)
                                    WITH THE FUNDS     LENGTH OF TIME SERVED       DURING PAST 5 YEARS
 FRANCES NOLAN(1)                   Executive Vice     Indefinite term.            Executive Vice President, Client Services, of
 TIAA-CREF                          President          Executive Vice President    TIAA and the TIAA-CREF Funds. Formerly, Vice
 730 Third Avenue                                      for TCIMF since 2000.       President, Retirement Services, CREF and TIAA.
 New York, NY 10017-3206
 Age: 46

 DERMOT J. O'BRIEN(1)               Executive Vice     Indefinite term.            Executive Vice President, Human Resources, of
 TIAA-CREF                          President          Executive Vice President    TIAA and the TIAA-CREF Funds. Formerly, First
 730 Third Avenue                                      for TCIMF since 2003.       Vice President and head of Human Resources,
 New York, NY 10017-3206                                                           International Private Client Division, Merrill
 Age: 37                                                                           Lynch & Co., 1999-Feb. 2003; and Vice President
                                                                                   and Head of Human Resources-Japan Morgan Stanley,
                                                                                   1998 - 1999.

 BERTRAM L. SCOTT(1)                Executive Vice     Indefinite term.            Executive Vice President, Product Management, of
 TIAA-CREF                          President          Executive Vice President    TIAA and the TIAA-CREF Funds. Chairman of the
 730 Third Avenue                                      for TCIMF since 2000.       Board, President and Chief Executive Officer of
 New York, NY 10017-3206                                                           TIAA-CREF Life. Formerly, President and Chief
 Age: 52                                                                           Executive Officer, Horizon Mercy.

 JOHN A. SOMERS(1)                  Executive Vice     Indefinite term.            Executive Vice President of TIAA and the TIAA-
 TIAA-CREF                          President          Executive Vice President    CREF Funds. Executive Vice President of
 730 Third Avenue                                      for TCIMF since 1999        Investment Management and Advisors and Director
 New York, NY 10017-3206                                                           of TIAA-CREF Life.
 Age: 59

NAME, ADDRESS AND AGE               NUMBER OF          OTHER DIRECTORSHIPS
                                    PORTFOLIOS IN      HELD BY TRUSTEES
                                    FUND COMPLEX
                                    OVERSEEN BY
                                    TRUSTEE

FRANCES NOLAN(1)                    N/A                N/A
TIAA-CREF
730 Third Avenue
New York, NY 10017-3206
Age: 46

DERMOT J. O'BRIEN(1)                N/A                N/A
TIAA-CREF
730 Third Avenue
New York, NY 10017-3206
Age: 37



BERTRAM L. SCOTT(1)                 N/A                N/A
TIAA-CREF
730 Third Avenue
New York, NY 10017-3206
Age: 52

JOHN A. SOMERS(1)                   N/A                N/A
TIAA-CREF
730 Third Avenue
New York, NY 10017-3206
Age: 59

(1) The following individuals are "interested persons" under the 1940 Act because they are officers of the Funds: Mses. Jones, Kozik, Monrad and Nolan; and Messrs. Adamski, Allison, Evans, Goldstein, Leibowitz, Madison, Martens, O'Brien, Scott and Somers.


266 TIAA-CREF Institutional Mutual Funds 2003 ANNUAL REPORT

IMPORTANT TAX INFORMATION--(UNAUDITED)

The following TIAA-CREF Institutional Mutual Funds paid distributions which were designated as being from net long-term capital gains realized by the Funds during the year ended September 30, 2003:

                                                                         AMOUNT
                                                                         -------
Institutional Large-Cap Value Index Fund                              $    1,333
Institutional Equity Index Fund                                        2,460,949
Institutional S&P 500 Index Fund                                             241
Institutional Mid-Cap Value Index Fund                                     1,304
Institutional Mid-Cap Blend Index Fund                                       847
Institutional Small-Cap Growth Index Fund                                  1,397
Institutional Small-Cap Value Index Fund                                   3,254
Institutional Small-Cap Blend Index Fund                                   1,289
Institutional Real Estate Securities Fund                                 10,196
Institutional Bond Fund                                                3,007,625

The following TIAA-CREF Institutional Mutual Funds paid distributions during the year ended September 30, 2003 from ordinary income that in whole or in part qualify for the corporate dividends received deduction. The percentages that qualify are noted below:

Institutional Growth Equity Fund                       100.00%            Institutional Equity Index Fund                     89.43%
Institutional Growth & Income Fund                     100.00%            Institutional S&P 500 Index Fund                    95.94%
Institutional Large-Cap Value Fund                      30.00%            Institutional Mid-Cap Growth Index Fund             11.26%
Institutional Mid-Cap Growth Fund                       47.92%            Institutional Mid-Cap Value Index Fund              44.75%
Institutional Mid-Cap Value Fund                        25.04%            Institutional Mid-Cap Blend Index Fund              31.97%
Institutional Small-Cap Equity Fund                      5.48%            Institutional Small-Cap Growth Index Fund           23.48%
Institutional Large-Cap Growth Index Fund               44.44%            Institutional Small-Cap Value Index Fund            25.81%
Institutional Large-Cap Value Index Fund                52.39%            Institutional Small-Cap Blend Index Fund            27.71%
                                                                          Institutional Social Choice Equity Fund            100.00%

The Institutional International Equity and International Equity Index Funds received income from foreign sources during the year ended September 30, 2003 of $7,257,672 ($0.16366 per share) and $1,582,977 ($0.28252 per share), respectively, and paid taxes to foreign countries during the year ended September 30, 2003 of $591,974 ($0.01335 per share) and $127,723 ($0.02280 per share), respectively.

For the fiscal year ended September 30, 2003, certain dividends paid by certain TIAA-CREF Institutional Mutual Funds may be subject to a maximum tax rate of 15%, as provided for by the Jobs and Growth Tax Relief Reconciliation Act of 2003. Of the distributions paid during the fiscal year, the following represents the maximum amount that may be considered qualified dividend income:

FUND                                                                    AMOUNT
----                                                                  ----------
Institutional Growth & Income Fund                                    $5,739,983

The information and distributions reported herein may differ from the information and distributions reported to shareholders for the calendar year ending December 31, 2003, which will be reported in conjunction with your 2003 Form 1099-DIV.

By early 2004, shareholders should receive their Form 1099-DIV and a tax information letter from the Funds. For your specific situation, we recommend that you consult a professional tax advisor.


                   2003 ANNUAL REPORT  TIAA-CREF Institutional Mutual Funds  267

PRODUCTS FROM THE
TIAA-CREF GROUP OF COMPANIES

AVAILABLE TO EVERYONE:

o    Individual Retirement Accounts (Roth and Traditional)

o After-Tax Annuities offering fixed and variable annuity options for after-tax saving

o    Mutual Funds

o    Institutional Mutual Funds

o    Individual Life Insurance

o    Long-Term Care Insurance

o    Tuition Savings Programs

o    529 College Savings Plan

o    Coverdell Education Savings Accounts

o    Investment Management

o    Trust Services

AVAILABLE THROUGH ELIGIBLE EMPLOYERS:

o Retirement Annuities offering fixed and variable annuity options through an employer's retirement plan

o Supplemental Retirement Annuities for employer-sponsored 403(b), 457(b), and 401(k) plans

o    Keoghs for eligible self-employed individuals


TIAA-CREF Individual and Institutional Services, Inc., and Teachers Personal Investors Services, Inc., distribute securities products. This booklet must be accompanied or preceded by a prospectus. Read it carefully before you invest. For additional copies or for more complete information on securities products, please call 877 518-9161. For additional copies, please call the above number. Teachers Insurance and Annuity Association (TIAA), New York, NY, and TIAA-CREF Life Insurance Co., New York, NY, issue insurance and annuities. TIAA-CREF Trust Company, FSB, provides trust services. INVESTMENT PRODUCTS ARE NOT FDIC INSURED, MAY LOSE VALUE, AND ARE NOT BANK GUARANTEED.

(C)2003 Teachers Insurance and Annuity Association-College Retirement Equities Fund (TIAA-CREF), New York, NY 10017


TIAA-CREF  SERVICES

[GRAPHIC OMITTED] INTERNET ACCESS
Visit our World Wide Web site:

TIAA-CREF.ORG

Account performance, personal account information and transactions, product information, form and booklet requests.

--------------------------------------------------------------------------------

[GRAPHIC OMITTED] AUTOMATED TELEPHONE SERVICE
800 842-2252
24 hours a day, 7 days a week

Account performance, personal account information and transactions, and product information.

--------------------------------------------------------------------------------

[GRAPHIC OMITTED] PERSONAL ASSISTANCE
800 223-1200
8 a.m. to 10 p.m. ET,  Monday - Friday

For questions about TIAA-CREF Mutual Funds, Personal Annuities, Long-Term Care and Life Insurance.

800 842-2776
8 a.m. to 10 p.m. ET,  Monday - Friday
9 a.m. to 6 p.m. ET,  Saturday

For questions about retirement saving and planning, quarterly and annual benefits reports, income payments and options, and tax reports.

--------------------------------------------------------------------------------

[GRAPHIC OMITTED] TIAA-CREF TRUST COMPANY, FSB
888 842-9001
8 a.m. to 5 p.m. CT,  Monday - Friday

Asset management, trust administration, estate planning, planned giving and endowment management.

--------------------------------------------------------------------------------

[GRAPHIC OMITTED] TIAA-CREF TUITION FINANCING, INC.
888 381-8283
8 a.m. to 11 p.m. ET,  Monday - Friday

For information on tuition financing programs.

--------------------------------------------------------------------------------

[GRAPHIC OMITTED] MUTUAL FUND INFORMATION ONLINE
TIAA-CREF
www.tiaa-cref.org/mfs/index.html

[LOGO]  730 Third Avenue
        New York, NY 10017-3206








(C)2003 Teachers Insurance and Annuity Association-College Retirement Equities Fund (TIAA-CREF), New York, NY 10017
                                                                    A30715-11/03
                                     [GRAPHIC OMITTED] Printed on recycled paper

                                                              -----------------
[LOGO]  730 Third Avenue                                          PRESORTED
        New York, NY 10017-3206                                   STANDARD
                                                              U.S. POSTAGE PAID
                                                                  TIAA-CREF
                                                              -----------------








(C)2003 Teachers Insurance and Annuity Association-College Retirement Equities Fund (TIAA-CREF), New York, NY 10017
                                                                    A30715-11/03
                                     [GRAPHIC OMITTED] Printed on recycled paper

September 30, 2003
                                                                        [LOGO]
                                                                        TIAA
                                                                        CREF
TIAA-CREF
Institutional Mutual Funds

Audited financial statements including statement of investments and information about those funds offering the Retirement Class

                                    Annual Report    |    2003

                                 RETIREMENT CLASS    |    GROWTH & INCOME
                                                     |
                                                     |    INTERNATIONAL EQUITY
                                                     |
                                                     |    LARGE-CAP VALUE
                                                     |
                                                     |    MID-CAP GROWTH
                                                     |
                                                     |    MID-CAP VALUE
                                                     |
                                                     |    SMALL-CAP EQUITY
                                                     |
                                                     |    S&P 500 INDEX
                                                     |
                                                     |    REAL ESTATE SECURITIES
                                                     |
                                                     |    SOCIAL CHOICE EQUITY

Make this your last paper annual report!

Sign up for electronic delivery. Log on to TIAA-CREF.org/profile

Contents
--------------------------------------------------------------------------------

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS--RETIREMENT CLASS

    Growth & Income Fund Performance Report .................................  2
    International Equity Fund Performance Report ............................  3
    Large-Cap Value Fund Performance Report .................................  4
    Mid-Cap Growth Fund Performance Report ..................................  5
    Mid-Cap Value Fund Performance Report ...................................  6
    Small-Cap Equity Fund Performance Report ................................  7
    S&P 500 Index Fund Performance Report ...................................  8
    Real Estate Securities Fund Performance Report ..........................  9
    Social Choice Equity Fund Performance Report ............................ 10

STATEMENT OF INVESTMENTS

    Growth & Income Fund .................................................... 11
    International Equity Fund ............................................... 15
    Large-Cap Value Fund .................................................... 19
    Mid-Cap Growth Fund ..................................................... 23
    Mid-Cap Value Fund ...................................................... 27
    Small-Cap Equity Fund ................................................... 30
    S&P 500 Index Fund ...................................................... 47
    Real Estate Securities Fund ............................................. 53
    Social Choice Equity Fund ............................................... 54

FINANCIAL STATEMENTS

    Report of Management Responsibility ..................................... 62
    Report of the Audit Committee ........................................... 63
    Statements of Assets and Liabilities .................................... 64
    Statements of Operations ................................................ 66
    Statements of Cash Flows ................................................ 68
    Statements of Changes in Net Assets ..................................... 70
    Financial Highlights .................................................... 74
    Notes to Financial Statements ........................................... 83
    Report of Independent Auditors .......................................... 93

TRUSTEES AND OFFICERS ....................................................... 94

IMPORTANT TAX INFORMATION ................................................... 97

PRODUCTS FROM THE
TIAA-CREF GROUP OF COMPANIES ................................. INSIDE BACK COVER

As with all mutual funds, investments in the TIAA-CREF Institutional Mutual Funds are not deposits of any bank and are neither insured nor guaranteed by the Federal Deposit Insurance Corporation or any other U.S. government agency. Due to market volatility, the current performance of the Institutional Mutual Funds may differ significantly from the funds' performance as reported herein.

The annual expense charges shown in this report for the Retirement share class take into account the increase that became effective on May 1, 2003.

(C)2003 Teachers Insurance and Annuity Association-College Retirement Equities Fund (TIAA-CREF), New York, NY 10017

--------------------------------------------------------------------------------

Since October 1, 2002, many of the TIAA-CREF Institutional Mutual Funds have had multiple share classes. Institutional Class shares are available to clients of the TIAA-CREF Trust Company, FSB, and serve as funding vehicles for the state-sponsored college savings programs administered by TIAA-CREF Tuition Financing, Inc. The funds' Retail Class shares are available to any U.S. resident. Retirement Class shares serve as an investment option of TIAA-CREF Investment Solutions(SM), a program available to certain TIAA-CREF pension plan participants. The nine funds with Retirement Class shares can be used with TIAA-CREF IRAs and Keoghs. For information about the availability of these funds, please call 800 842-2888 concerning Retirement Class shares and 800 223-1200 for Retail Class shares. For information about Institutional Class shares, call the TIAA-CREF Trust Company, FSB at 888 842-9001.

--------------------------------------------------------------------------------
The TIAA-CREF Institutional Mutual Funds are not promoted or sponsored by, or affiliated with, the Frank Russell Company. The Russell indexes are not mutual funds, and you cannot invest directly in them.
--------------------------------------------------------------------------------

From the Vice Chairman

[PHOTO OMITTED]

Martin L. Leibowitz

VICE CHAIRMAN AND
CHIEF INVESTMENT
OFFICER

This report contains the performance and financial statements for nine TIAA-CREF Institutional Mutual Funds for the 12-month period that ended September 30, 2003. These funds offer a Retirement share class. The financial statements include information about other share classes that are not the subject of this report.

      The Retirement share class was introduced on October 1, 2002. Six of the funds reported on here were launched on that date. The Growth & Income, International Equity, and Social Choice Equity funds were launched in July 1999.

      Last October was an opportune time to launch new funds because the new equity offerings were able to participate in the worldwide rise in stock prices during the last year. Among the new stock portfolios, returns in the Retirement share class ranged from 23.77% for the S&P 500 Index Fund to 40.96% for the Mid-Cap Growth Fund. It is gratifying to see new funds perform so well, but the last year produced very extraordinary results, and the funds are likely to perform differently over time.

      The rising markets reflected perceptions that the economic recovery in the United States was strengthening and would contribute to greater global growth. Stocks were also helped by the fact that their prices had been beaten down during the bear market of the previous three years.

      As the fiscal year began in October 2002, the Russell 3000(R) Index, a broad measure of U.S. stocks, had declined nearly 31% over the previous three years. A stock market rally during the last quarter of 2002 had the Russell 3000 rebounding strongly with an 8.02% return. While part of that was erased by a 3.04% loss during the first quarter of 2003, the next three months produced the strongest quarterly performance by the Russell 3000 since 1998--a jump of 16.24%.

      Investors seemed encouraged by the prospect of a quick end to the conflict in Iraq, by federal tax cuts, and by the Federal Reserve's reduction of short-term interest rates. Momentum slowed in the summer, and a sell-off in September cost the index 1.09% in total return for the year, but the Russell 3000 ended the third quarter with an additional 3.43% gain.

      For the 12 months that ended September 30, 2003, the Russell index rose 25.92%--part of a worldwide advance that saw the Morgan Stanley World Index climb 25.40% for the period. Eleven of the twelve sectors of the Russell 3000 scored double-digit gains for the year; the sole exception being an 8% return in consumer staples. Technology, up 61.5%, led the way; the financial sector, the largest in terms of capitalization, returned 25.7%.

      Growth and value stocks both performed well: the Russell 3000 Growth Index rose 26.94%, while the Russell 3000 Value Index was up 24.89%. Among companies of different cap sizes, however, gains differed significantly: the small caps of the Russell 2000(R) Index climbed 36.50%, while the Russell Midcap(R) Index gained 32.63% and the predominantly large-cap Russell 1000(R) Index returned 25.14%.

      The eight domestic equity funds had substantial gains during the period. Three of the four domestic funds using the Dual Investment Management Strategy(R) surpassed their benchmarks, as did the Small-Cap Equity Fund, which uses quantitative techniques. Real estate securities advanced in all four quarters of the last year, and the Real Estate Securities Fund outperformed its rising benchmark with a return of 30.92%.

      Among foreign stock markets, which also had struck multi-year lows in October 2002, some of the largest gains were scored in Germany and France, up 38.74% and 31.08%, respectively, as measured by their Morgan Stanley indexes. The United Kingdom, whose stock market's capitalization is second only to that of the United States, rose 21.42%. Japan, which has lagged other markets for some time, saw an 18.27% increase. The International Equity Fund, which uses the Dual Investment Management Strategy, returned 26.15%, outpacing its benchmark, the Morgan Stanley EAFE(R) Index.

      Detailed descriptions of the funds' performance appear on the following pages.

      The stock market's recent double-digit returns have had an encouraging effect on investors. Evidence can be seen in the strong in-flows of capital into equity-based funds during the spring and summer. In all periods, however, we continue to believe that judicious diversification remains the best course for the future.


/s/ Martin L. Leibowitz
-----------------------
Martin L. Leibowitz
VICE CHAIRMAN AND
CHIEF INVESTMENT OFFICER

Growth & Income Fund            |    Retirement

PORTFOLIO PROFILE

o Invests at least 80% of the fund's assets in income-producing (i.e., dividend-paying) stocks.

o Looks for stocks that are attractively priced and show the potential to increase in value faster than the rest of the market.

o Uses TIAA-CREF's Dual Investment Management Strategy(R), which integrates two equity management techniques:

      ACTIVE MANAGERS identify stocks they believe will offer superior returns and those that may detract from performance.

      QUANTITATIVE MANAGERS build a portfolio reflecting the overall risk and investment characteristics of the fund's benchmark index, the S&P 500(R) Index. They also may try to outperform the fund's benchmark by buying more or less of certain stocks than index weightings based on proprietary scoring models.

o     May invest up to 20% of the fund's portfolio in foreign securities.

PERFORMANCE FOR THE TWELVE MONTHS ENDED SEPTEMBER 30, 2003

The Growth & Income Fund returned 21.14% for the Retirement Share Class, compared with 24.40% for the fund's benchmark, the S&P 500 Index. The average return of similar funds was 21.67%, as measured by the Morningstar Large Blend category.

      The large-cap stocks of the S&P 500 Index posted solid gains in three of the four quarters of the 12-month period. The advance began with a broad-based rally during the fourth quarter of 2002, when the index rose 8.44%. While part of the rally was erased by a 3.15% decline during the first quarter of 2003, the next three months saw the index post a very impressive return of 15.39%. The third quarter followed with an additional 2.65% gain.

      The fund's returns lagged the benchmark index because of stock selections that included Pepsi Bottling Group, Verizon Communications, computer-network-provider Level 3 Communications, and Cardinal Health. The fund held larger amounts of these stocks than their benchmark weightings, but they did not perform as anticipated. These detractors more than offset positive contributions from other overweight holdings such as software company Symantec, HMO Aetna, auto safety company Autoliv, and Cisco Systems.

      As of  September  30,  2003,  the fund had net  assets  valued at  $513.43 million.

INVESTMENT OBJECTIVE

The fund seeks a favorable long-term total return through both capital appreciation and investment income, primarily from income-producing equity securities.

--------------------------------------------------------------------------------
VALUE OF $10,000 INVESTED AT FUND'S 10/1/2002 INCEPTION

          [The following table is a line chart in the printed material]

                             Growth & Income Fund                   S&P 500 Index                Morningstar Large Blend
9/30/2002                            10000                              10000                             10000
10/31/2002                           10814                              10880                             10714
11/30/2002                           11400                              11521                             11279
12/31/2002                           10700                              10844                             10660
1/31/2003                            10455                              10560                             10390
2/28/2003                            10275                              10401                             10220
3/31/2003                            10300                              10502                             10301
4/30/2003                            11166                              11367                             11075
5/31/2003                            11641                              11966                             11688
6/30/2003                            11769                              12119                             11820
7/31/2003                            11965                              12333                             12030
8/31/2003                            12211                              12573                             12269
9/30/2003                            12114                              12440                             12128

--------------------------------------------------------------------------------
TEN LARGEST HOLDINGS AS OF 9/30/2003

                               SHARES         MARKET VALUE       PERCENT OF
COMPANY                    (IN THOUSANDS)    (IN MILLIONS)       NET ASSETS

  General Electric Co          606.0             $18.07             3.52
  Citigroup, Inc               362.2              16.48             3.21
  ExxonMobil Corp              437.9              16.03             3.12
  Microsoft Corp               547.9              15.23             2.97
  Wal-Mart Stores, Inc         247.5              13.82             2.69
  IBM Corp                     151.6              13.39             2.61
  Pfizer, Inc                  439.0              13.34             2.60
  Fannie Mae                   186.5              13.10             2.55
  Procter & Gamble Co          126.7              11.76             2.29
  Cisco Systems, Inc           512.0              10.01             1.95

--------------------------------------------------------------------------------
PERFORMANCE AT A GLANCE AS OF 9/30/2003

------------------------------------------------------------------------------------------------------------------------------------
                                      AVERAGE ANNUAL COMPOUND              CUMULATIVE RATES
                                      RATES OF TOTAL RETURN(1)            OF TOTAL RETURN(1)       ANNUAL EXPENSE
                                                                                                   CHARGE THROUGH
                                      1 YEAR   SINCE INCEPTION        1 YEAR   SINCE INCEPTION        9/30/03(2)      INCEPTION DATE
------------------------------------------------------------------------------------------------------------------------------------
GROWTH & INCOME FUND(3)
  RETIREMENT CLASS                    21.14%       21.14%              21.14%       21.14%              0.47%            10/1/02
------------------------------------------------------------------------------------------------------------------------------------
S&P 500 Index(4)                      24.40        24.40               24.40        24.40                 --                --
Morningstar Large Blend category      21.67        21.67               21.67        21.67                 --                --
------------------------------------------------------------------------------------------------------------------------------------

(1) Due to market volatility, recent performance of the fund may differ from the figures shown above. For the most current performance, visit the TIAA-CREF Web Center at www.tiaa-cref.org or call 800 842-2252. Returns for the fund reflect past performance. No assurance can be given that the fund will achieve similar performance returns in the future. Future returns will fluctuate, as will the value of investment principal. The shares you own may be worth more or less than their original value upon redemption.
(2) The expense ratio and performance return of the fund reflect a voluntary reimbursement of various other expenses by the fund's advisor.
(3) There are special risks associated with investments in foreign securities, including erratic market conditions, economic and political instability, and fluctuations in currency exchange rates.
(4) Standard & Poor's 500 Index, S&P, and S&P 500 are registered trademarks of the McGraw-Hill Companies, Inc. The S&P 500 Index is an unmanaged index of 500 stocks.


2   TIAA-CREF Institutional Mutual Funds o Retirement Class  2003 ANNUAL REPORT

International Equity Fund       |    Retirement

PORTFOLIO PROFILE

o Invests at least 80% of the fund's assets in stocks of firms in at least three countries other than the United States.

o Uses TIAA-CREF's Dual Investment Management Strategy(R), which integrates two equity management techniques:

      ACTIVE MANAGERS identify stocks they believe will offer superior returns and those that may detract from performance.

      QUANTITATIVE MANAGERS build a portfolio reflecting the overall risk and investment characteristics of the fund's benchmark index, the Morgan Stanley EAFE(R) (Europe, Australasia, Far East) Index. They also may try to outperform the fund's benchmark by buying more or less of certain stocks than index weightings based on proprietary scoring models.

o The active managers select individual stocks and let the fund's country and regional asset allocations evolve from those stock selections. However, sector and country exposure are monitored to control risk.

PERFORMANCE FOR THE TWELVE MONTHS ENDED SEPTEMBER 30, 2003

The International Equity Fund returned 26.15% for the Retirement Share Class, outpacing the 26.01% return of its benchmark, the Morgan Stanley EAFE Index. The average return of similar funds, as measured by the Morningstar Foreign Large Blend category, was 21.42%.

      During the last 12 months, the EAFE Index narrowly surpassed both the 25.92% return of the Russell 3000(R) Index, which measures the performance of the domestic stock market, and the 25.40% return of the Morgan Stanley World Index, which tracks stocks worldwide. The superior return of the EAFE was mostly due to strong performance among European stocks, which make up more than two-thirds of the index in terms of capitalization.

      The fund outperformed its benchmark because of individual stock selections. Top performers in Europe included SGS Surveillance S.A., a Swiss industrial-testing firm; ASM Lithography in the Netherlands; and Nobel Biocare, a Swedish dental-implant manufacturer. Among Pacific stocks, positive contributions came from such holdings as Mitsubishi Tokyo Financial Group and technology firm Advantest, both in Japan. These results more than offset the negative effects of other holdings such as Swiss biotech and chemicals company Lonza, German power and gas conglomerate E.ON, and Japan's Fuji Photo.

      As of  September  30,  2003,  the fund had net  assets  valued at  $379.89 million.

INVESTMENT OBJECTIVE

The fund seeks a favorable long-term total return, mainly through capital appreciation, primarily from equity securities of foreign issuers.

--------------------------------------------------------------------------------
VALUE OF $10,000 INVESTED AT FUND'S 10/1/2002 INCEPTION

          [The following table is a line chart in the printed material]

                           International Equity Fund          Morgan Stanley EAFE Index     Morningstar Foreign Large Blend
9/30/2002                            10000                              10000                             10000
10/31/2002                           10525                              10537                             10438
11/30/2002                           10977                              11016                             10879
12/31/2002                           10646                              10645                             10518
1/31/2003                            10209                              10201                             10120
2/28/2003                            10048                              9967                              9863
3/31/2003                            9858                               9771                              9672
4/30/2003                            10748                              10729                             10573
5/31/2003                            11433                              11379                             11249
6/30/2003                            11608                              11654                             11507
7/31/2003                            11857                              11936                             11796
8/31/2003                            12222                              12224                             12147
9/30/2003                            12615                              12601                             12084

--------------------------------------------------------------------------------
TEN LARGEST HOLDINGS AS OF 9/30/2003

-----------------------------------------------------------------------------------------------------
                                                       SHARES          MARKET VALUE        PERCENT OF
COMPANY                          COUNTRY           (IN THOUSANDS)     (IN MILLIONS)        NET ASSETS
-----------------------------------------------------------------------------------------------------
Nokia Oyj                     Finland                  687.3             $10.58               2.79
E.ON AG                       Germany                  179.0               8.73               2.30
Man Group plc                 United Kingdom           401.4               8.70               2.29
Reckitt Benckiser plc         United Kingdom           432.1               8.69               2.29
SGS
  Surveillance Holding S.A.   Switzerland               15.9               8.30               2.18
Vinci S.A.                    France                   114.7               8.26               2.17
Royal Bank of Scotland
  Group plc                   United Kingdom           320.1               8.14               2.14
Synthes-Stratec, Inc          Switzerland                9.1               8.06               2.12
Nobel Biocare Holding AG      Switzerland               89.4               7.78               2.05
WPP Group plc                 United Kingdom           902.0               7.61               2.00

--------------------------------------------------------------------------------
PERFORMANCE AT A GLANCE AS OF 9/30/2003

------------------------------------------------------------------------------------------------------------------------------------
                                      AVERAGE ANNUAL COMPOUND              CUMULATIVE RATES
                                      RATES OF TOTAL RETURN(1)            OF TOTAL RETURN(1)       ANNUAL EXPENSE
                                                                                                   CHARGE THROUGH
                                      1 YEAR   SINCE INCEPTION        1 YEAR   SINCE INCEPTION        9/30/03(2)      INCEPTION DATE
------------------------------------------------------------------------------------------------------------------------------------
  INTERNATIONAL EQUITY FUND(3)
    RETIREMENT CLASS                  26.15%       26.15%              26.15%       26.15%              0.54%            10/1/02
------------------------------------------------------------------------------------------------------------------------------------
  Morgan Stanley EAFE Index           26.01        26.01               26.01        26.01                 --                --
  Morningstar Foreign Large
    Blend category                    21.42        21.42               21.42        21.42                 --                --
------------------------------------------------------------------------------------------------------------------------------------

(1) Due to market volatility, recent performance of the fund may differ from the figures shown above. For the most current performance, visit the TIAA-CREF Web Center at www.tiaa-cref.org or call 800 842-2252. Returns for the fund reflect past performance. No assurance can be given that the fund will achieve similar performance returns in the future. Future returns will fluctuate, as will the value of investment principal. The shares you own may be worth more or less than their original value upon redemption.
(2) The expense ratio and performance return of the fund reflect a voluntary reimbursement of various other expenses by the fund's advisor.
(3) There are special risks associated with investments in foreign securities, including erratic market conditions, economic and political instability, and fluctuations in currency exchange rates.

Russell 3000 is a trademark and a service mark of the Frank Russell Company


2003 ANNUAL REPORT  Retirement Class o  TIAA-CREF Institutional Mutual Funds   3

Large-Cap Value Fund            |    Retirement

PORTFOLIO PROFILE

o Invests at least 80% of the fund's assets in stocks of large domestic companies (as defined by the fund's benchmark index, the Russell 1000(R) Value Index) that appear undervalued.

o Uses TIAA-CREF's Dual Investment Management Strategy(R), which integrates two equity management techniques:

      ACTIVE MANAGERS identify stocks they believe will offer superior returns and those that may detract from performance.

      QUANTITATIVE MANAGERS build a portfolio reflecting the overall risk and investment characteristics of the fund's benchmark. They also may try to outperform the fund's benchmark by buying more or less of certain stocks than index weightings based on proprietary scoring models.

o     May invest up to 20% of its assets in foreign investments.

PERFORMANCE FOR THE TWELVE MONTHS ENDED SEPTEMBER 30, 2003

The Large-Cap Value Fund returned 26.94% for the Retirement Share Class. The fund's benchmark index, the Russell 1000 Value Index, returned 24.37%, compared with the 22.63% average return of similar funds, as measured by the Morningstar Large Value category.

      Value stocks as a group trailed growth stocks for the period. The Russell 3000(R) Value Index returned 24.89%, while its growth counterpart, the Russell 3000 Growth Index, gained 26.94%. These indexes are subsets of the Russell 3000, a broad measure of the domestic market. Among value stocks, large caps lagged both small caps and mid caps, as measured by the Russell indexes.

      The fund easily  outperformed  the benchmark index,  primarily  because of successful stock selection. Top performers included HMO Aetna; agricultural-supply giant Monsanto; Solectron, a provider of electronics manufacturing services; and Altria, the parent company of Philip Morris.

      Holdings with the largest negative effect on the fund's performance included conglomerate Textron, AT&T, and government-sponsored mortgage company Freddie Mac. The fund had larger weightings of these stocks than the benchmark, and they did not perform as anticipated. Several underweight positions including American International Group, an insurance company, also detracted from performance.

      As of  September  30,  2003,  the fund had net  assets  valued  at  $110.1 million.

INVESTMENT OBJECTIVE

The fund seeks a favorable long-term total return, mainly through capital appreciation, primarily from equity securities of large domestic companies.

--------------------------------------------------------------------------------
VALUE OF $10,000 INVESTED AT FUND'S 10/1/2002 INCEPTION

          [The following table is a line chart in the printed material]

                              Large-Cap Value Fund            Russell 1000 Value Index           Morningstar Large Value
9/30/2002                            10000                              10000                             10000
10/31/2002                           10666                              10741                             10654
11/30/2002                           11375                              11417                             11333
12/31/2002                           10915                              10922                             10810
1/31/2003                            10673                              10657                             10531
2/28/2003                            10377                              10373                             10252
3/31/2003                            10343                              10390                             10253
4/30/2003                            11178                              11305                             11100
5/31/2003                            12023                              12035                             11823
6/30/2003                            12243                              12185                             11971
7/31/2003                            12451                              12367                             12131
8/31/2003                            12759                              12559                             12367
9/30/2003                            12693                              12437                             12232

--------------------------------------------------------------------------------
TEN LARGEST HOLDINGS AS OF 9/30/2003

-------------------------------------------------------------------------------------------------
                                             SHARES             MARKET VALUE           PERCENT OF
COMPANY                                  (IN THOUSANDS)         (IN MILLIONS)          NET ASSETS
-------------------------------------------------------------------------------------------------
ExxonMobil Corp                               150.1                 $5.50                 4.99
Citigroup, Inc                                116.6                  5.30                 4.82
Altria Group, Inc                             100.4                  4.40                 3.99
Wells Fargo & Co                               55.0                  2.83                 2.57
Aetna, Inc                                     44.7                  2.73                 2.48
Bank of America Corp                           34.0                  2.65                 2.41
IBM Corp                                       29.0                  2.56                 2.32
Travelers Property Casualty Corp              156.3                  2.48                 2.25
SBC Communications, Inc                       111.4                  2.48                 2.25
Fannie Mae                                     35.0                  2.46                 2.23

--------------------------------------------------------------------------------
PERFORMANCE AT A GLANCE AS OF 9/30/2003

------------------------------------------------------------------------------------------------------------------------------------
                                      AVERAGE ANNUAL COMPOUND              CUMULATIVE RATES
                                      RATES OF TOTAL RETURN(1)            OF TOTAL RETURN(1)       ANNUAL EXPENSE
                                                                                                   CHARGE THROUGH
                                      1 YEAR   SINCE INCEPTION        1 YEAR   SINCE INCEPTION        9/30/03(2)      INCEPTION DATE
------------------------------------------------------------------------------------------------------------------------------------
  LARGE-CAP VALUE FUND(3)
    RETIREMENT CLASS                  26.94%       26.94%              26.94%       26.94%              0.47%            10/1/02
------------------------------------------------------------------------------------------------------------------------------------
  Russell 1000 Value Index(4)         24.37        24.37               24.37        24.37               --                 --
  Morningstar Large Value category    22.63        22.63               22.63        22.63               --                 --
------------------------------------------------------------------------------------------------------------------------------------

(1) Due to market volatility, recent performance of the fund may differ from the figures shown above. For the most current performance, visit the TIAA-CREF Web Center at www.tiaa-cref.org or call 800 842-2252. Returns for the fund reflect past performance. No assurance can be given that the fund will achieve similar performance returns in the future. Future returns will fluctuate, as will the value of investment principal. The shares you own may be worth more or less than their original value upon redemption.
(2) The expense ratio and performance return of the fund reflect a voluntary reimbursement of various other expenses by the fund's advisor.
(3) There are special risks associated with investments in foreign securities, including erratic market conditions, economic and political instability, and fluctuations in currency exchange rates.
(4) Russell 1000 and Russell 3000 are trademarks and service marks of the Frank Russell Company.


4   TIAA-CREF Institutional Mutual Funds O Retirement Class  2003 ANNUAL REPORT

Mid-Cap Growth Fund             |    Retirement

PORTFOLIO PROFILE

o Invests at least 80% of the fund's assets in stocks of medium-sized domestic companies (as defined by the fund's benchmark index, the Russell Midcap(R) Growth Index) that present the opportunity for growth.

o Uses TIAA-CREF's Dual Investment Management Strategy(R), which integrates two equity management techniques:

      ACTIVE MANAGERS identify stocks they believe will offer superior returns and those that may detract from performance.

      QUANTITATIVE MANAGERS build a portfolio reflecting the overall risk and investment characteristics of the fund's benchmark. They also may try to outperform the fund's benchmark by buying more or less of certain stocks than index weightings based on proprietary scoring models.

o     May invest up to 20% of its assets in foreign investments.

PERFORMANCE FOR THE TWELVE MONTHS ENDED SEPTEMBER 30, 2003

The Mid-Cap Growth Fund returned 40.96% for the Retirement Share Class. The fund's benchmark, the Russell Midcap Growth Index, returned 38.89% for the period, and the average return of similar funds was 27.78%, as measured by the Morningstar Mid Growth category.

      Growth stocks as a group outperformed value stocks for the period. The Russell 3000(R) Growth Index, which tracks growth stocks of all sizes, returned 26.94%, while its value counterpart, the Russell 3000 Value Index, increased 24.89%. These indexes are subsets of the Russell 3000, a broad measure of the domestic market. The Russell 3000 gained 25.92% for the period. Among growth stocks, mid caps outpaced large caps but trailed small-cap issues.

      The fund's returns outperformed the benchmark's, primarily because of successful stock selection. Top performers included two computer security firms, Network Associates and Internet Security, and software companies BEA Systems and Peoplesoft. Positive results more than offset the negative effects of other holdings that included information-processing services firm Bisys Group, health care company AmerisourceBergen, and software company J. D. Edwards. Several underweight positions in companies such as Nextel Communications also detracted from performance.

      As of September 30, 2003, the fund had net assets valued at $49.4 million.

INVESTMENT OBJECTIVE

The fund seeks a  favorable  long-term  total  return,  mainly  through  capital
appreciation,   primarily  from  equity  securities  of  medium-sized   domestic
companies.

--------------------------------------------------------------------------------
VALUE OF $10,000 INVESTED AT FUND'S 10/1/2002 INCEPTION

          [The following table is a line chart in the printed material]

                              Mid-Cap Growth Fund           Russell Mid-Cap Growth Index            Morningstar Mid Growth
9/30/2002                            10000                              10000                             10000
10/31/2002                           10869                              10775                             10521
11/30/2002                           11650                              11618                             11141
12/31/2002                           10925                              10916                             10435
1/31/2003                            10979                              10809                             10273
2/28/2003                            10882                              10715                             10120
3/31/2003                            11132                              10914                             10254
4/30/2003                            11924                              11657                             10973
5/31/2003                            12967                              12779                             11889
6/30/2003                            13173                              12961                             12089
7/31/2003                            13651                              13425                             12512
8/31/2003                            14433                              14164                             13139
9/30/2003                            14097                              13889                             12760

--------------------------------------------------------------------------------
TEN LARGEST HOLDINGS AS OF 9/30/2003

----------------------------------------------------------------------------------------------------
                                           SHARES                MARKET VALUE             PERCENT OF
COMPANY                                (IN THOUSANDS)           (IN THOUSANDS)            NET ASSETS
----------------------------------------------------------------------------------------------------
Staples, Inc                                40.1                    $952.4                   1.93
Zimmer Holdings, Inc                        14.6                     804.5                   1.63
Sungard Data Systems, Inc                   24.4                     642.0                   1.30
Mylan Laboratories, Inc                     16.6                     641.6                   1.30
Aetna, Inc                                   9.8                     598.1                   1.21
Starbucks Corp                              19.7                     567.4                   1.15
Symantec Corp                                8.9                     560.9                   1.14
Allergan, Inc                                6.6                     519.6                   1.05
Electronic Arts, Inc                         5.5                     507.3                   1.03
Brinker International, Inc                  14.9                     497.1                   1.01

--------------------------------------------------------------------------------
PERFORMANCE AT A GLANCE AS OF 9/30/2003

------------------------------------------------------------------------------------------------------------------------------------
                                      AVERAGE ANNUAL COMPOUND              CUMULATIVE RATES
                                      RATES OF TOTAL RETURN(1)            OF TOTAL RETURN(1)       ANNUAL EXPENSE
                                                                                                   CHARGE THROUGH
                                      1 YEAR   SINCE INCEPTION        1 YEAR   SINCE INCEPTION        9/30/03(2)      INCEPTION DATE
------------------------------------------------------------------------------------------------------------------------------------
  MID-CAP GROWTH FUND(3),(4)
    RETIREMENT CLASS                  40.96%       40.96%              40.96%       40.96%              0.47%            10/1/02
------------------------------------------------------------------------------------------------------------------------------------
  Russell Midcap Growth Index(5)      38.89        38.89               38.89        38.89               --                 --
  Morningstar Mid Growth category     27.78        27.78               27.78        27.78               --                 --
------------------------------------------------------------------------------------------------------------------------------------

(1) Due to market volatility, recent performance of the fund may differ from the figures shown above. For the most current performance, visit the TIAA-CREF Web Center at www.tiaa-cref.org or call 800 842-2252. Returns for the fund reflect past performance. No assurance can be given that the fund will achieve similar performance returns in the future. Future returns will fluctuate, as will the value of investment principal. The shares you own may be worth more or less than their original value upon redemption.
(2) The expense ratio and performance return of the fund reflect a voluntary reimbursement of various other expenses by the fund's advisor.
(3) Mid-cap stocks may have limited marketability and may be subject to more abrupt or erratic market movements than large-cap stocks.
(4) There are special risks associated with investments in foreign securities, including erratic market conditions, economic and political instability, and fluctuations in currency exchange rates.
(5) Russell Midcap and Russell 3000 are trademarks and service marks of the Frank Russell Company.


2003 ANNUAL REPORT  Retirement Class o  TIAA-CREF Institutional Mutual Funds   5

Mid-Cap Value Fund              |    Retirement

PORTFOLIO PROFILE

o Invests at least 80% of the fund's assets in stocks of medium-sized domestic companies (as defined by the fund's benchmark index, the Russell Midcap(R) Value Index) that appear undervalued.

o Uses TIAA-CREF's Dual Investment Management Strategy(R), which integrates two equity management techniques:

      ACTIVE MANAGERS identify stocks they believe will offer superior returns and those that may detract from performance.

      QUANTITATIVE MANAGERS build a portfolio reflecting the overall risk and investment characteristics of the fund's benchmark. They also may try to outperform the fund's benchmark by buying more or less of certain stocks than index weightings based on proprietary scoring models.

o     May invest up to 20% of its assets in foreign investments.

PERFORMANCE FOR THE TWELVE MONTHS ENDED SEPTEMBER 30, 2003

      The Mid-Cap Value fund returned 33.27% for the Retirement Share Class. The fund's benchmark, the Russell Midcap Value Index, returned 28.30%, compared with the 25.70% average return of similar funds, as measured by the Morningstar Mid Value category.

      Value stocks as a group underperformed growth stocks for the period, but investors preferred mid caps over large caps. The appeal of mid-cap stocks enabled the fund's benchmark to outpace the 25.92% return of the broad domestic market, as measured by the Russell 3000(R) Index. Mid-cap value issues, however, significantly lagged mid-cap growth stocks, which increased 38.89% for the period.

      The fund handily outperformed the benchmark index, primarily because of successful stock selection. Top performers included Solectron, a provider of electronics manufacturing services; generator manufacturer Cummins; HMO Aetna; electronics company Atmel; and agricultural-supply giant Monsanto. Holdings with the largest negative effect on the fund's relative performance included financial-services company UnumProvident, North Fork Bancorp, and International Flavors & Fragrances. The fund had larger weightings of these stocks than the benchmark, and they did not perform as anticipated.

      As of September 30, 2003, the fund had net assets valued at $29.2 million.

INVESTMENT OBJECTIVE

The fund seeks a  favorable  long-term  total  return,  mainly  through  capital
appreciation,   primarily  from  equity  securities  of  medium-sized   domestic
companies.

--------------------------------------------------------------------------------
VALUE OF $10,000 INVESTED AT FUND'S 10/1/2002 INCEPTION

          [The following table is a line chart in the printed material]

                              Mid-Cap Value Fund            Russell Mid-Cap Value Index           Morningstar Mid Value
9/30/2002                            10000                              10000                             10000
10/31/2002                           10465                              10318                             10411
11/30/2002                           11218                              10967                             11158
12/31/2002                           10909                              10707                             10721
1/31/2003                            10742                              10410                             10452
2/28/2003                            10452                              10238                             10179
3/31/2003                            10474                              10273                             10191
4/30/2003                            11198                              11054                             10999
5/31/2003                            12278                              12027                             11867
6/30/2003                            12434                              12111                             12002
7/31/2003                            12935                              12487                             12312
8/31/2003                            13503                              12930                             12728
9/30/2003                            13325                              12830                             12579

--------------------------------------------------------------------------------
TEN LARGEST HOLDINGS AS OF 9/30/2003

-----------------------------------------------------------------------------------------------------
                                          SHARES                 MARKET VALUE              PERCENT OF
COMPANY                               (IN THOUSANDS)            (IN THOUSANDS)             NET ASSETS
-----------------------------------------------------------------------------------------------------
Monsanto Co                                19.6                     $470.2                    1.61
Charter One Financial, Inc                 15.0                      457.5                    1.57
May Department Stores Co                   17.5                      430.3                    1.48
Pitney Bowes, Inc                          10.8                      413.7                    1.42
Adolph Coors Company                        7.6                      409.3                    1.40
PPL Corp                                    9.6                      393.0                    1.35
North Fork Bancorp, Inc                    10.4                      360.3                    1.24
General Growth Properties, Inc              5.0                      358.8                    1.23
Safeway, Inc                               15.5                      356.1                    1.22
Lucent Technologies, Inc                  164.7                      355.8                    1.22

--------------------------------------------------------------------------------
PERFORMANCE AT A GLANCE AS OF 9/30/2003

------------------------------------------------------------------------------------------------------------------------------------
                                      AVERAGE ANNUAL COMPOUND              CUMULATIVE RATES
                                      RATES OF TOTAL RETURN(1)            OF TOTAL RETURN(1)       ANNUAL EXPENSE
                                                                                                   CHARGE THROUGH
                                      1 YEAR   SINCE INCEPTION        1 YEAR   SINCE INCEPTION        9/30/03(2)      INCEPTION DATE
------------------------------------------------------------------------------------------------------------------------------------
  MID-CAP VALUE FUND(3),(4)
    RETIREMENT CLASS                  33.27%       33.27%              33.27%       33.27%              0.47%            10/1/02
------------------------------------------------------------------------------------------------------------------------------------
  Russell Midcap Value Index(5)       28.30        28.30               28.30        28.30                --                --
  Morningstar Mid Value category      25.70        25.70               25.70        25.70                --                --
------------------------------------------------------------------------------------------------------------------------------------

(1) Due to market volatility, recent performance of the fund may differ from the figures shown above. For the most current performance, visit the TIAA-CREF Web Center at www.tiaa-cref.org or call 800 842-2252. Returns for the fund reflect past performance. No assurance can be given that the fund will achieve similar performance returns in the future. Future returns will fluctuate, as will the value of investment principal. The shares you own may be worth more or less than their original value upon redemption.
(2) The expense ratio and performance return of the fund reflect a voluntary reimbursement of various other expenses by the fund's advisor.
(3) Mid-cap stocks may have limited marketability and may be subject to more abrupt or erratic market movements than large-cap stocks.
(4) There are special risks associated with investments in foreign securities, including erratic market conditions, economic and political instability, and fluctuations in currency exchange rates.
(5) Russell Midcap and Russell 3000 are trademarks and service marks of the Frank Russell Company.


6   TIAA-CREF Institutional Mutual Funds o Retirement Class  2003 ANNUAL REPORT

Small-Cap Equity Fund           |    Retirement

PORTFOLIO PROFILE

o Invests at least 80% of the fund's assets in stocks of smaller domestic companies, across a wide range of sectors, growth rates, and valuations, that appear to have favorable prospects for significant long-term capital appreciation.

o Seeks to add incremental return over that of its benchmark index, the Russell 2000(R) Index, while also managing the relative risk of the fund versus its benchmark.

o Uses proprietary mathematical models to evaluate and score stocks. These models weigh many variables, including the valuation of the stock versus the market or its peers, earnings and growth prospects, and the stock's price and volume trends. Managers build a portfolio based on this scoring process, while considering weightings of the stock and its sector in the benchmark index, correlations between the performance of stocks in the index, and trading costs.

PERFORMANCE FOR THE TWELVE MONTHS ENDED SEPTEMBER 30, 2003

The Small-Cap Equity Fund returned 36.65% for the Retirement Share Class. The fund outpaced the 36.50% return of its benchmark, the Russell 2000 Index, and the 30.82% average return of similar funds, as measured by the Morningstar Small Blend category.

      While foreign and domestic stocks in general were up sharply during the period, the small-cap stocks tracked by the Russell 2000 outperformed other cap sizes by significant margins. The predominantly large-cap Russell 1000(R) returned 25.14%, and the Russell Midcap(R) Index posted a gain of 32.63%. The Russell 2000 also outperformed the 25.92% return of the Russell 3000(R) Index, a broad measure of the overall domestic market, by more than 10 percentage points.

      The superior performance of the fund versus its benchmark resulted from successful stock selection, rather than from sector weightings. Among the top performers were Tanox, a biotechnology firm; Memberworks, Inc., a discount marketing company; Cytyc Corporation, a provider of medical testing products; and Compucredit, a credit card company. Detractors from performance included Mediacom Communications, a cable TV provider; New Century Financial Corporation; and Pegasus Communications, a satellite TV company.

      As of September 30, 2003, the fund had net assets valued at $75.9 million.

INVESTMENT OBJECTIVE

The fund seeks a favorable long-term total return, mainly through capital appreciation, primarily from equity securities of smaller domestic companies.

--------------------------------------------------------------------------------
VALUE OF $10,000 INVESTED AT FUND'S 10/1/2002 INCEPTION

          [The following table is a line chart in the printed material]

                             Small-Cap Equity Fund                Russell 2000 Index            Morningstar Small Blend
9/30/2002                            10000                              10000                             10000
10/31/2002                           10345                              10321                             10256
11/30/2002                           11283                              11242                             10918
12/31/2002                           10654                              10616                             10461
1/31/2003                            10350                              10322                             10164
2/28/2003                            10058                              10010                             9854
3/31/2003                            10188                              10139                             9942
4/30/2003                            11141                              11100                             10776
5/31/2003                            12310                              12291                             11768
6/30/2003                            12570                              12514                             12041
7/31/2003                            13295                              13297                             12647
8/31/2003                            13870                              13907                             13243
9/30/2003                            13664                              13650                             13026

TEN LARGEST HOLDINGS AS OF 9/30/2003

-------------------------------------------------------------------------------------------------
                                          SHARES               MARKET VALUE            PERCENT OF
COMPANY                               (IN THOUSANDS)          (IN THOUSANDS)           NET ASSETS
-------------------------------------------------------------------------------------------------
Cytyc Corp                                 27.6                  $415.1                   0.55
iShares Russell 2000 Index Fun             d4.1                   396.9                   0.52
Sybase, Inc                                21.9                   372.5                   0.49
Pediatrix Medical Group, Inc                7.5                   345.4                   0.46
Affiliated Managers Group, Inc              5.4                   339.1                   0.45
Gateway, Inc                               58.6                   331.7                   0.44
Plantronics, Inc                           13.0                   310.3                   0.41
Staten Island Bancorp, Inc                 15.6                   303.4                   0.40
Commercial Federal Corp                    12.3                   299.5                   0.39
Techne Corp                                 9.4                   298.8                   0.39

PERFORMANCE AT A GLANCE AS OF 9/30/2003

------------------------------------------------------------------------------------------------------------------------------------
                                      AVERAGE ANNUAL COMPOUND              CUMULATIVE RATES
                                      RATES OF TOTAL RETURN(1)            OF TOTAL RETURN(1)       ANNUAL EXPENSE
                                                                                                   CHARGE THROUGH
                                      1 YEAR   SINCE INCEPTION        1 YEAR   SINCE INCEPTION        9/30/03(2)      INCEPTION DATE
------------------------------------------------------------------------------------------------------------------------------------
  SMALL-CAP EQUITY FUND(3)
    RETIREMENT CLASS                  36.65%       36.65%              36.65%       36.65%              0.47%            10/1/02
------------------------------------------------------------------------------------------------------------------------------------
  Russell 2000 Index(4)               36.50        36.50               36.50        36.50               --                 --
  Morningstar Small Blend category    30.82        30.82               30.82        30.82               --                 --
------------------------------------------------------------------------------------------------------------------------------------

(1) Due to market volatility, recent performance of the fund may differ from the figures shown above. For the most current performance, visit the TIAA-CREF Web Center at www.tiaa-cref.org or call 800 842-2252. Returns for the fund reflect past performance. No assurance can be given that the fund will achieve similar performance returns in the future. Future returns will fluctuate, as will the value of investment principal. The shares you own may be worth more or less than their original value upon redemption.
(2) The expense ratio and performance return of the fund reflect a voluntary reimbursement of various other expenses by the fund's advisor.
(3) Small-cap stocks may have limited marketability and may be subject to more abrupt or erratic market movements than large-cap stocks.
(4) Russell 1000, Russell 2000, Russell 3000, and Russell Midcap are trademarks and service marks of the Frank Russell Company.


2003 ANNUAL REPORT  Retirement Class o  TIAA-CREF Institutional Mutual Funds   7

S&P 500 Index Fund              |    Retirement

PORTFOLIO PROFILE

o Tracks the market for a broad range of large capitalization U.S. companies as represented by the S&P 500(R) Index, a weighted index of the stocks of the 500 largest companies in the United States, in terms of market capitalization.

o The S&P 500 Index is widely recognized as a guide to the overall health of the U.S. stock market.

PERFORMANCE FOR THE TWELVE MONTHS ENDED SEPTEMBER 30, 2003

The S&P 500 Index Fund returned 23.77% for the Retirement Share Class, trailing the 24.40% return of the fund's benchmark, the S&P 500 Index, but outpacing the 21.67% average return of similar funds, as measured by the Morningstar Large Blend category.

      The large-cap stocks of the S&P 500 Index posted solid gains in three of the four quarters of the twelve-month period, with six of the ten sectors of the index posting double-digit returns. During the second quarter of 2003, the index posted a very impressive return of 15.39%.

      The performance of the S&P 500 was driven by a 50.9% jump in information technology stocks, a sector that represented about one-sixth of the index at mid-year in terms of capitalization. Consumer discretionary goods also did well, rising 18.2%. The weakest sectors were health care, which returned 6.4%, and consumer staples, which lost 0.7%. However, the 24.40% rise in the benchmark trailed the 25.92% advance in the broad domestic market, as measured by the Russell 3000(R) Index, which includes mid-cap and small-cap issues. These smaller companies outperformed large-cap stocks during the period.

      The fund's returns for the period were comparable to those of its index, minus the effect of expenses and of some cash holdings for liquidity. The fund also had a risk profile similar to that of its benchmark.

      As of September 30, 2003, the fund had net assets valued at $90.4 million.

INVESTMENT OBJECTIVE

The fund seeks a favorable long-term total return, mainly through capital appreciation, by investing primarily in a portfolio of equity securities of large domestic companies selected to track U.S. equity markets based on a market index.

--------------------------------------------------------------------------------
VALUE OF $10,000 INVESTED AT FUND'S 10/1/2002 INCEPTION

          [The following table is a line chart in the printed material]

                               S&P 500 Index Fund                   S&P 500 Index                Morningstar Large Blend
9/30/2002                            10000                              10000                             10000
10/31/2002                           10880                              10880                             10714
11/30/2002                           11513                              11521                             11279
12/31/2002                           10835                              10844                             10660
1/31/2003                            10533                              10560                             10390
2/28/2003                            10393                              10401                             10220
3/31/2003                            10489                              10502                             10301
4/30/2003                            11341                              11367                             11075
5/31/2003                            11923                              11966                             11688
6/30/2003                            12074                              12119                             11820
7/31/2003                            12280                              12333                             12030
8/31/2003                            12517                              12573                             12269
9/30/2003                            12376                              12440                             12128

--------------------------------------------------------------------------------
TEN LARGEST HOLDINGS AS OF 9/30/2003

----------------------------------------------------------------------------------------------
                                           SHARES             MARKET VALUE          PERCENT OF
COMPANY                                (IN THOUSANDS)         (IN MILLIONS)         NET ASSETS
----------------------------------------------------------------------------------------------
Microsoft Corp                             104.4                  $2.90                3.21
General Electric Co                         96.9                   2.89                3.19
Wal-Mart Stores, Inc                        42.2                   2.36                2.61
ExxonMobil Corp                             64.1                   2.35                2.59
Pfizer, Inc                                 75.2                   2.29                2.53
Citigroup, Inc                              49.8                   2.27                2.51
Intel Corp                                  62.9                   1.73                1.91
IBM Corp                                    16.7                   1.48                1.63
American International Group, Inc           25.2                   1.45                1.61
Johnson & Johnson                           28.7                   1.42                1.57

--------------------------------------------------------------------------------
PERFORMANCE AT A GLANCE AS OF 9/30/2003

------------------------------------------------------------------------------------------------------------------------------------
                                      AVERAGE ANNUAL COMPOUND              CUMULATIVE RATES
                                      RATES OF TOTAL RETURN(1)            OF TOTAL RETURN(1)       ANNUAL EXPENSE
                                                                                                   CHARGE THROUGH
                                      1 YEAR   SINCE INCEPTION        1 YEAR   SINCE INCEPTION        9/30/03(2)      INCEPTION DATE
------------------------------------------------------------------------------------------------------------------------------------
  S&P 500 INDEX FUND(3)
    RETIREMENT CLASS                  23.77%       23.77%              23.77%       23.77%              0.43%            10/1/02
------------------------------------------------------------------------------------------------------------------------------------
  S&P 500 Index                       24.40        24.40               24.40        24.40               --                 --
  Morningstar Large Blend category    21.67        21.67               21.67        21.67               --                 --
------------------------------------------------------------------------------------------------------------------------------------

(1) Due to market volatility, recent performance of the fund may differ from the figures shown above. For the most current performance, visit the TIAA-CREF Web Center at www.tiaa-cref.org or call 800 842-2252. Returns for the fund reflect past performance. No assurance can be given that the fund will achieve similar performance returns in the future. Future returns will fluctuate, as will the value of investment principal. The shares you own may be worth more or less than their original value upon redemption.
(2) The expense ratio and performance return of the fund reflect a voluntary reimbursement of various other expenses by the fund's advisor.
(3) Standard & Poor's 500 Index, S&P, and S&P 500 are registered trademarks of the McGraw-Hill Companies, Inc. The S&P 500 Index is an unmanaged index of 500 stocks.

8   TIAA-CREF Institutional Mutual Funds o Retirement Class  2003 ANNUAL REPORT

Real Estate Securities Fund     |    Retirement

PORTFOLIO PROFILE

o Invests at least 80% of its assets in equity and fixed-income securities of companies that are principally engaged in or related to the real estate industry, including those that own significant real estate assets, such as real estate investment trusts ("REITs"). The fund does not make direct investments in real estate.

o Uses a research-oriented process with a focus on cash flows, asset values, and our belief in managements' ability to increase shareholder value.

o May invest up to 10% of the fund's assets in real estate securities of foreign issuers and up to 20% of its assets in securities of issuers that are not engaged in or related to the real estate industry.

PERFORMANCE FOR THE TWELVE MONTHS ENDED SEPTEMBER 30, 2003

The Real Estate Securities Fund returned 30.92% for the Retirement Share Class. During the period, the fund's benchmark, the Wilshire Real Estate Securities Index, rose 26.91%, while the average return of similar funds, as measured by the Morningstar Specialty Real Estate category, was 25.97%.

      The fund outpaced its benchmark index and its peer group as a result of successful sector allocations and superior stock selection. For example, returns were helped by holdings in retail properties that were larger than the benchmark weighting of that sector. The fund also had a well-performing overweight in the self-storage sector, which traditionally does well in times of economic uncertainty.

      In addition, the fund benefited from reduced holdings, relative to the benchmark, in the apartment and office sectors. Low interest rates have encouraged renters to buy their own homes, while the supply of apartment units has been increasing. As a result, the apartment sector has underperformed the market. The office sector has suffered from the economy's low growth rate.

      By the third quarter of 2003, REIT valuations had risen to levels that suggested that a sell-off might be possible. In response, the fund took more defensive positions, including higher allocations to preferred stocks with less potential downside than common stocks and to issues trading at lower premiums or even discounts, compared with the value of their underlying properties.

      Throughout the 12-month period, the fund maintained a well-diversified portfolio in nine sectors and across all three cap sizes in order to reduce the risk of underperforming the benchmark.

      As of  September  30,  2003,  the fund had net  assets  valued  at  $166.2 million.

INVESTMENT OBJECTIVE

The fund seeks to obtain a favorable long-term total return through both capital appreciation and current income, by investing primarily in equity and fixed-income securities of companies principally engaged in or related to the real estate industry.

--------------------------------------------------------------------------------
VALUE OF $10,000 INVESTED AT FUND'S 10/1/2002 INCEPTION

          [The following table is a line chart in the printed material]

                                                                   Wilshire Real
                          Real Estate Securities Fund          Estate Securities Index     Morningstar Specialty Real Estate
9/30/2002                            10000                              10000                             10000
10/31/2002                           9660                               9503                              9598
11/30/2002                           9968                               9973                              9985
12/31/2002                           10179                              10119                             10092
1/31/2003                            10065                              9822                              9853
2/28/2003                            10253                              9967                              10001
3/31/2003                            10484                              10220                             10218
4/30/2003                            11026                              10651                             10648
5/31/2003                            11714                              11262                             11264
6/30/2003                            12062                              11481                             11524
7/31/2003                            12587                              12147                             12066
8/31/2003                            12740                              12709                             12278
9/30/2003                            13091                              12691                             12584

--------------------------------------------------------------------------------
TEN LARGEST HOLDINGS AS OF 9/30/2003

------------------------------------------------------------------------------------------
                                       SHARES             MARKET VALUE          PERCENT OF
COMPANY                            (IN THOUSANDS)         (IN MILLIONS)         NET ASSETS
------------------------------------------------------------------------------------------
Kimco Realty Corp                      225.0                  $9.22                5.55
St. Joe Company                        280.0                   8.98                5.40
Entertainment Properties Trust         280.4                   8.41                5.06
Correctional Properties Trust          240.0                   5.99                3.60
PS Business Parks, Inc                 150.0                   5.66                3.41
Macerich Co                            142.0                   5.36                3.23
BRE Properties, Inc                    150.0                   4.95                2.98
Gladstone Commercial Corp              320.6                   4.73                2.85
AvalonBay Communities, Inc             100.0                   4.68                2.82
Ashford Hospitality Trust, Inc         500.0                   4.49                2.70

--------------------------------------------------------------------------------
PERFORMANCE AT A GLANCE AS OF 9/30/2003

------------------------------------------------------------------------------------------------------------------------------------
                                      AVERAGE ANNUAL COMPOUND              CUMULATIVE RATES
                                      RATES OF TOTAL RETURN(1)            OF TOTAL RETURN(1)       ANNUAL EXPENSE
                                                                                                   CHARGE THROUGH
                                      1 YEAR   SINCE INCEPTION        1 YEAR   SINCE INCEPTION        9/30/03(2)      INCEPTION DATE
------------------------------------------------------------------------------------------------------------------------------------
  REAL ESTATE SECURITIES FUND(3),(4)
    RETIREMENT CLASS                  30.92%       30.92%              30.92%       30.92%              0.48%            10/1/02
------------------------------------------------------------------------------------------------------------------------------------
  Wilshire Real Estate
    Securities Index                  26.91        26.91               26.91        26.91                --                --
  Morningstar Specialty Real
    Estate category                   25.97        25.97               25.97        25.97                --                --
------------------------------------------------------------------------------------------------------------------------------------

(1) Due to market volatility, recent performance of the fund may differ from the figures shown above. For the most current performance, visit the TIAA-CREF Web Center at www.tiaa-cref.org or call 800 842-2252. Returns for the fund reflect past performance. No assurance can be given that the fund will achieve similar performance returns in the future. Future returns will fluctuate, as will the value of investment principal. The shares you own may be worth more or less than their original value upon redemption.
(2) The expense ratio and performance return of the fund reflect a voluntary reimbursement of various other expenses by the fund's advisor.
(3) The Real Estate Securities Fund is not diversified by sector, and this concentration can lead to greater price volatility. The real estate industry is subject to various risks including: fluctuations in underlying property values, expenses, and income; and potential environmental liabilities.
(4) There are special risks associated with investments in foreign securities, including erratic market conditions, economic and political instability, and fluctuations in currency exchange rates.


2003 ANNUAL REPORT  Retirement Class o  TIAA-CREF Institutional Mutual Funds   9

Social Choice Equity Fund       |    Retirement

PORTFOLIO PROFILE

o Invests primarily in stocks from the Russell 3000(R) Index that pass two kinds of social screens:

      First,  the  fund  excludes  certain  companies   deriving  revenues  from
      involvement with alcohol, tobacco, gambling, weapons production, or nuclear power.

      The remaining companies are then evaluated and selected according to additional qualitative criteria, such as respect for the environment and for human rights, charitable giving, fair labor and governance practices, quality products, and leadership in research and development.

PERFORMANCE FOR THE TWELVE MONTHS ENDED SEPTEMBER 30, 2003

The Social Choice Equity Fund returned 25.42% for the Retirement Share Class, compared with 25.92% for the fund's benchmark, the Russell 3000(R) Index, and the 21.67% average return of similar funds, as measured by the Morningstar Large Blend category.

      The fund's social screens prevented its owning several stocks that are included in the benchmark and that performed well during the period. The fund's relative performance suffered from not investing in Citigroup, which was excluded because of predatory lending practices and diversity issues. However, the screens also excluded several other stocks that underperformed the overall market during the period. For example, Pfizer failed the qualitative screens because of antitrust issues, human rights concerns, and marketing and contracting controversies; ExxonMobil failed because of environmental issues; and Schering-Plough failed due to marketing, contracting, and safety concerns.

      Because its social screens keep the fund from owning certain stocks in the index, the fund's managers use statistical techniques to ensure that the risk characteristics of the portfolio closely resemble those of the Russell 3000 Index. As a result, the fund had overweight holdings, versus the index, in several stocks, including Johnson & Johnson and Procter & Gamble, that underperformed the index. These positions, along with the repayment of seed capital, had a negative effect on relative performance. The net result was that the fund's return slightly trailed its benchmark.

      As of September 30, 2003, the fund had net assets valued at $59.7 million.

INVESTMENT OBJECTIVE

The fund seeks a favorable long-term total return that reflects the investment performance of the overall U.S. stock market while giving special consideration to certain social criteria.

--------------------------------------------------------------------------------
VALUE OF $10,000 INVESTED AT FUND'S 10/1/2002 INCEPTION

          [The following table is a line chart in the printed material]

                            Social Choice Equity Fund            Russell 3000 Index              Morningstar Large Blend
9/30/2002                            10000                              10000                             10000
10/31/2002                           10827                              10796                             10714
11/30/2002                           11435                              11450                             11279
12/31/2002                           10835                              10802                             10660
1/31/2003                            10585                              10538                             10390
2/28/2003                            10412                              10365                             10220
3/31/2003                            10522                              10474                             10301
4/30/2003                            11352                              11329                             11075
5/31/2003                            12071                              12013                             11688
6/30/2003                            12197                              12175                             11820
7/31/2003                            12417                              12454                             12030
8/31/2003                            12667                              12730                             12269
9/30/2003                            12542                              12592                             12128

--------------------------------------------------------------------------------
TEN LARGEST HOLDINGS AS OF 9/30/2003

--------------------------------------------------------------------------------------------------
                                            SHARES             MARKET VALUE             PERCENT OF
COMPANY                                 (IN THOUSANDS)         (IN MILLIONS)            NET ASSETS
--------------------------------------------------------------------------------------------------
Microsoft Corp                               57.9                  $1.60                   2.69
Intel Corp                                   44.6                   1.23                   2.05
Johnson & Johnson                            24.6                   1.22                   2.04
Procter & Gamble Co                          12.2                   1.13                   1.90
IBM Corp                                     12.4                   1.10                   1.83
Bank of America Corp                         13.7                   1.07                   1.79
Merck & Co, Inc                              20.9                   1.06                   1.77
American International Group, Inc            17.7                   1.02                   1.71
Cisco Systems, Inc                           45.5                    .89                   1.49
Coca-Cola Co                                 20.4                    .88                   1.47

--------------------------------------------------------------------------------
PERFORMANCE AT A GLANCE AS OF 9/30/2003

------------------------------------------------------------------------------------------------------------------------------------
                                      AVERAGE ANNUAL COMPOUND              CUMULATIVE RATES
                                      RATES OF TOTAL RETURN(1)            OF TOTAL RETURN(1)       ANNUAL EXPENSE
                                                                                                   CHARGE THROUGH
                                      1 YEAR   SINCE INCEPTION        1 YEAR   SINCE INCEPTION        9/30/03(2)      INCEPTION DATE
------------------------------------------------------------------------------------------------------------------------------------
  SOCIAL CHOICE EQUITY FUND(3)
    RETIREMENT CLASS                  25.42%       25.42%              25.42%       25.42%              0.43%            10/1/02
------------------------------------------------------------------------------------------------------------------------------------
  Russell 3000 Index(4)               25.92        25.92               25.92        25.92                --                --
  S&P 500 Index(5)                    24.40        24.40               24.40        24.40                --                --
  Morningstar Large Blend category    21.67        21.67               21.67        21.67                --                --
------------------------------------------------------------------------------------------------------------------------------------

(1) Due to market volatility, recent performance of the fund may differ from the figures shown above. For the most current performance, visit the TIAA-CREF Web Center at www.tiaa-cref.org or call 800 842-2252. Returns for the fund reflect past performance. No assurance can be given that the fund will achieve similar performance returns in the future. Future returns will fluctuate, as will the value of investment prin- cipal. The shares you own may be worth more or less than their original value upon redemption.
(2) The expense ratio and performance return of the fund reflect a voluntary reimbursement of various other expenses by the fund's advisor.
(3) Because its social criteria excludes some investments, the fund may not be able to take advantage of the same opportunities or market trends as do other funds that do not use such criteria.
(4)   Russell  3000 is a  trademark  and a  service  mark of the  Frank  Russell
      Company.
(5) The S&P 500(R) Index was the fund's benchmark prior to July 1, 2002. Standard & Poor's 500 Index, S&P, and S&P 500 are registered trademarks of the McGraw-Hill Companies, Inc. The S&P 500 Index is an unmanaged index of 500 stocks.


10   TIAA-CREF Institutional Mutual Funds o Retirement Class  2003 ANNUAL REPORT

--------------------------------------------------------------------------------


        Statement of Investments - INSTITUTIONAL GROWTH AND INCOME FUND -
                               September 30, 2003
--------------------------------------------------------------------------------

                               Summary by Industry
                                                            VALUE            %
--------------------------------------------------------------------------------
COMMON STOCK:
Amusement and Recreation Services ..................... $    252,660       0.05%
Building Materials and Garden Supplies ................   13,633,466       2.66
Business Services .....................................   35,071,664       6.83
Chemicals and Allied Products .........................   59,252,868      11.54
Communications ........................................   26,253,017       5.11
Depository Institutions ...............................   47,521,549       9.26
Eating and Drinking Places ............................    2,038,524       0.40
Electric, Gas, and Sanitary Services ..................   13,741,240       2.68
Electronic and Other Electric Equipment ...............   43,183,444       8.41
Engineering and Management Services ...................    6,126,237       1.19
Fabricated Metal Products .............................    1,192,087       0.23
Food and Kindred Products .............................   19,923,019       3.88
Food Stores ...........................................    1,053,288       0.21
Forestry ..............................................      695,555       0.14
Furniture and Fixtures ................................      233,604       0.05
Furniture and Homefurnishings Stores ..................    3,517,592       0.69
General Merchandise Stores ............................   20,792,577       4.05
Health Services .......................................      369,240       0.07
Heavy Construction, Except Building ...................    4,431,846       0.86
Holding and Other Investment Offices ..................    3,401,550       0.66
Hotels and Other Lodging Places .......................    1,348,287       0.26
Industrial Machinery and Equipment ....................   39,343,579       7.66
Instruments and Related Products ......................   16,439,414       3.20
Insurance Carriers ....................................   38,416,033       7.48
Leather and Leather Products ..........................    4,477,091       0.87
Lumber and Wood Products ..............................      336,936       0.07
Metal Mining ..........................................      224,640       0.04
Miscellaneous Retail ..................................    1,870,482       0.36
Motion Pictures .......................................    2,329,393       0.45
Nondepository Institutions ............................   27,740,595       5.40
Nonmetallic Minerals, Except Fuels ....................      227,487       0.04
Oil and Gas Extraction ................................    6,199,501       1.21
Paper and Allied Products .............................    3,037,440       0.59
Personal Services .....................................      340,586       0.07
Petroleum and Coal Products ...........................   21,480,411       4.18
Primary Metal Industries ..............................      346,470       0.07
Printing and Publishing ...............................    1,870,422       0.36
Railroad Transportation ...............................    1,676,130       0.33
Rubber and Miscellaneous Plastics Products ............      595,437       0.12
Security and Commodity Brokers ........................    4,775,491       0.93
Tobacco Products ......................................    2,417,598       0.47
Transportation By Air .................................      867,040       0.17
Transportation Equipment ..............................    8,251,862       1.61
Trucking and Warehousing ..............................    7,229,625       1.41
Wholesale Trade-Durable Goods .........................    8,685,466       1.69
Wholesale Trade-Nondurable Goods ......................    2,030,680       0.40
                                                        ------------     ------
TOTAL COMMON STOCK (COST $494,740,639) ................  505,243,123      98.41
                                                        ------------     ------
SHORT TERM INVESTMENT:
U.S. GOVERNMENT AND AGENCY ............................    3,289,911       0.64
                                                        ------------     ------
TOTAL SHORT TERM INVESTMENT (COST $3,290,000) .........    3,289,911       0.64
                                                        ------------     ------

TOTAL PORTFOLIO (COST $498,030,639) ...................  508,533,034      99.05
OTHER ASSETS & LIABILITIES, NET .......................    4,897,116       0.95
                                                        ------------     ------
NET ASSETS ............................................ $513,430,150     100.00%
                                                        ============     ======



      SHARES                                                            VALUE
      ------                                                            -----
COMMON STOCK--98.41%
 AMUSEMENT AND RECREATION SERVICES--0.05%
       6,000          Harrah's Entertainment, Inc ..................$   252,660
                                                                    -----------
                      TOTAL AMUSEMENT AND RECREATION SERVICES           252,660
                                                                    -----------
 BUILDING MATERIALS AND GARDEN SUPPLIES--2.66%
     133,200          Home Depot, Inc ..............................  4,242,420
     180,945          Lowe's Cos ...................................  9,391,046
                                                                    -----------
                      TOTAL BUILDING MATERIALS AND GARDEN SUPPLIES   13,633,466
                                                                    -----------
 BUSINESS SERVICES--6.83%
     109,600        * AOL Time Warner, Inc .........................  1,656,056
      33,400          Automatic Data Processing, Inc ...............  1,197,390
      42,000        * Cendant Corp .................................    784,980
      10,400        * Computer Sciences Corp .......................    390,728
      28,737          Electronic Data Systems Corp .................    580,487
       7,900          Equifax, Inc .................................    175,933
       1,200          IMS Health, Inc ..............................     25,320
      22,800        * Interpublic Group Of Cos, Inc ................    321,936
     547,884          Microsoft Corp ............................... 15,225,696
          48        * Novell, Inc ..................................        256
     700,439        * Oracle Corp ..................................  7,858,926
       6,100        * Robert Half International, Inc ...............    118,950
      35,354          SAP AG. (Spon ADR) ...........................  1,075,115
     177,700        * Sun Microsystems, Inc ........................    588,187
      71,439        * Symantec Corp ................................  4,502,086
      16,100        * Yahoo!, Inc ..................................    569,618
                                                                    -----------
                      TOTAL BUSINESS SERVICES                        35,071,664
                                                                    -----------
 CHEMICALS AND ALLIED PRODUCTS--11.54%
      20,762          Abbott Laboratories ..........................    883,423
      27,123          Air Products & Chemicals, Inc ................  1,223,247
     123,745        * Amgen, Inc ...................................  7,990,215
      87,260        * Amylin Pharmaceuticals, Inc ..................  2,464,222
       6,000          Avery Dennison Corp ..........................    303,120
      10,000        * Chiron Corp ..................................    516,900
       4,200          Eastman Chemical Co ..........................    140,700
      46,087        * Gilead Sciences, Inc .........................  2,577,646
      55,900          Gillette Co ..................................  1,787,682
       2,700          Great Lakes Chemical Corp ....................     54,297
       5,200          International Flavors & Fragrances, Inc ......    172,016
      20,547          Lilly (Eli) & Co .............................  1,220,492
      97,900          Merck & Co, Inc ..............................  4,955,698
     438,997          Pfizer, Inc .................................. 13,336,729
     126,656          Procter & Gamble Co .......................... 11,756,210
      12,086          Rohm & Haas Co ...............................    404,277
      80,400          Schering-Plough Corp .........................  1,225,296
     178,757          Wyeth ........................................  8,240,698
                                                                    -----------
                      TOTAL CHEMICALS AND ALLIED PRODUCTS            59,252,868
                                                                    -----------
 COMMUNICATIONS--5.11%
     142,037          AT&T Corp ....................................  3,060,897
       8,122        * Avaya, Inc ...................................     88,530
     100,756          BellSouth Corp ...............................  2,385,902
      34,442          Clear Channel Communications, Inc ............  1,319,129
     233,291        * Comcast Corp .................................  7,204,026
       1,700        * Level 3 Communications, Inc ..................      9,214
     228,900        * Lucent Technologies, Inc .....................    494,424
      93,300        * Qwest Communications International, Inc ......    317,220
     109,970          SBC Communications, Inc ......................  2,446,833
      56,900        * Sprint Corp (PCS Group) ......................    326,037
     188,519          Verizon Communications, Inc ..................  6,115,556
      64,889          Viacom, Inc (Class B) ........................  2,485,249
                                                                    -----------
                      TOTAL COMMUNICATIONS                           26,253,017
                                                                    -----------
 DEPOSITORY INSTITUTIONS--9.26%
      19,400          AmSouth Bancorp ..............................    411,668
      51,143          Bank Of America Corp .........................  3,991,200


                       SEE NOTES TO FINANCIAL STATEMENTS

2003 ANNUAL REPORT  Retirement Class o  TIAA-CREF Institutional Mutual Funds  11

        Statement of Investments - INSTITUTIONAL GROWTH AND INCOME FUND -
                               September 30, 2003
--------------------------------------------------------------------------------

      SHARES                                                            VALUE
      ------                                                            -----
 DEPOSITORY INSTITUTIONS--(CONTINUED)
      42,800          Bank Of New York Co, Inc .....................$ 1,245,908
      30,500          BB&T Corp ....................................  1,095,255
     362,216          Citigroup, Inc ............................... 16,484,450
       9,700          Comerica, Inc ................................    452,020
      31,380          Fifth Third Bancorp ..........................  1,740,649
      12,464          Huntington Bancshares, Inc ...................    246,663
      38,746          J.P. Morgan Chase & Co .......................  1,330,150
      23,600          KeyCorp ......................................    603,452
       8,900          North Fork Bancorp, Inc ......................    309,275
      15,300          SunTrust Banks, Inc ..........................    923,661
     353,277          U.S. Bancorp .................................  8,475,115
     196,395          Wachovia Corp ................................  8,089,510
      41,215          Wells Fargo & Co .............................  2,122,573
                                                                    -----------
                      TOTAL DEPOSITORY INSTITUTIONS                  47,521,549
                                                                    -----------
 EATING AND DRINKING PLACES--0.40%
       9,500          Darden Restaurants, Inc ......................    180,500
      69,600          McDonald's Corp ..............................  1,638,384
       6,800          Wendy's International, Inc ...................    219,640
                                                                    -----------
                      TOTAL EATING AND DRINKING PLACES                2,038,524
                                                                    -----------
 ELECTRIC, GAS, AND SANITARY SERVICES--2.68%
       6,900        * Allegheny Energy, Inc ........................     63,066
      11,519        * Allied Waste Industries, Inc .................    124,405
       9,000          Ameren Corp ..................................    386,190
      57,600          American Electric Power Co, Inc ..............  1,728,000
      12,600        * Calpine Corp .................................     61,614
       9,600          Cinergy Corp .................................    352,320
       8,400        * CMS Energy Corp ..............................     61,908
      12,500          Consolidated Edison, Inc .....................    509,500
       5,000          Dominion Resources, Inc ......................    309,500
       9,200          DTE Energy Co ................................    339,388
      49,700          Duke Energy Corp .............................    885,157
       3,100        * Dynegy, Inc (Class A) ........................     11,160
      39,626          E.ON AG. .....................................  1,933,536
      33,000          El Paso Corp .................................    240,900
      32,100          Entergy Corp .................................  1,738,215
       9,500          FPL Group, Inc ...............................    600,400
       8,700          KeySpan Corp .................................    305,196
      23,869       b* Mirant Corp ..................................     14,679
      14,283          NiSource, Inc ................................    285,374
         122        * NiSource, Inc (Sails) ........................        288
      19,668          Pinnacle West Capital Corp ...................    698,214
      13,100          Progress Energy, Inc .........................    582,426
         200        * Progress Energy, Inc (Cvo) ...................         90
      39,500          Southern Co ..................................  1,158,140
           1          Texas Genco Holdings, Inc ....................         24
      19,000          TXU Corp .....................................    447,640
      34,000          Waste Management, Inc ........................    889,780
       1,500          Williams Cos, Inc ............................     14,130
                                                                    -----------
                      TOTAL ELECTRIC, GAS, AND SANITARY SERVICES     13,741,240
                                                                    -----------
 ELECTRONIC AND OTHER ELECTRIC EQUIPMENT--8.41%
      43,356        * ADC Telecommunications, Inc ..................    101,019
      19,000        * Advanced Micro Devices, Inc ..................    211,090
      14,545        * AMIS Holdings, Inc ...........................    268,501
      62,300        * Broadcom Corp (Class A) ......................  1,658,426
      45,300        * CIENA Corp ...................................    267,723
      23,500          Emerson Electric Co ..........................  1,237,275
     606,047          General Electric Co .......................... 18,066,261
     357,291          Intel Corp ...................................  9,829,075
      78,700        * JDS Uniphase Corp ............................    283,320
      53,445          Maxim Integrated Products, Inc ...............  2,111,078
       4,300          Maytag Corp ..................................    107,371
      10,648          Molex, Inc ...................................    304,426
     128,000          Motorola, Inc ................................  1,532,160
       4,374        * Power-One, Inc ...............................     45,008
     222,263        * Taiwan Semiconductor Manufacturing Co Ltd
                        (Spon ADR) .................................  2,407,108
      22,900        * Tellabs, Inc .................................    155,491
     199,447          Texas Instruments, Inc .......................  4,547,392
       3,200        * Thomas & Betts Corp ..........................     50,720
                                                                    -----------
                      TOTAL ELECTRONIC AND OTHER ELECTRIC EQUIPMENT  43,183,444
                                                                    -----------
 ENGINEERING AND MANAGEMENT SERVICES--1.19%
     112,647        * Accenture Ltd ................................  2,516,534
     141,367          Monsanto Co ..................................  3,384,326
       4,100          Moody's Corp .................................    225,377
                                                                    -----------
                      TOTAL ENGINEERING AND MANAGEMENT SERVICES       6,126,237
                                                                    -----------
 FABRICATED METAL PRODUCTS--0.23%
       8,600          Crane Co .....................................    201,326
      27,452          Masco Corp ...................................    672,025
       3,200          Snap-On, Inc .................................     88,480
       7,800          Stanley Works ................................    230,256
                                                                    -----------
                      TOTAL FABRICATED METAL PRODUCTS                 1,192,087
                                                                    -----------
 FOOD AND KINDRED PRODUCTS--3.88%
       7,944          Anheuser-Busch Cos, Inc ......................    391,957
     134,900          Coca-Cola Co .................................  5,795,304
      23,500          Coca-Cola Enterprises, Inc ...................    447,910
       2,000          Coors (Adolph) Co (Class B) ..................    107,520
      68,774        * Dean Foods Co ................................  2,134,057
      80,426          General Mills, Inc ...........................  3,785,652
       6,100        * Hercules, Inc ................................     69,113
     156,917          PepsiCo, Inc .................................  7,191,506
                                                                    -----------
                      TOTAL FOOD AND KINDRED PRODUCTS                19,923,019
                                                                    -----------
 FOOD STORES--0.21%
      20,000          Albertson's, Inc .............................    411,400
      24,700        * Safeway, Inc .................................    566,618
       7,800          Winn-Dixie Stores, Inc .......................     75,270
                                                                    -----------
                      TOTAL FOOD STORES                               1,053,288
                                                                    -----------
 FORESTRY--0.14%
      11,900          Weyerhaeuser Co ..............................    695,555
                                                                    -----------
                      TOTAL FORESTRY                                    695,555
                                                                    -----------
 FURNITURE AND FIXTURES--0.05%
      10,800          Leggett & Platt, Inc .........................    233,604
                                                                    -----------
                      TOTAL FURNITURE AND FIXTURES                      233,604
                                                                    -----------
 FURNITURE AND HOMEFURNISHINGS STORES--0.69%
      71,677        * Best Buy Co, Inc .............................  3,406,091
      11,700          Circuit City Stores, Inc (Circuit City Group)     111,501
                                                                    -----------
                      TOTAL FURNITURE AND HOMEFURNISHINGS STORES      3,517,592
                                                                    -----------
 GENERAL MERCHANDISE STORES--4.05%
       4,300        * Big Lots, Inc ................................     67,983
       4,700          Dillard's, Inc (Class A) .....................     65,706
      11,500          Federated Department Stores, Inc .............    481,850
      15,700          J.C. Penney Co, Inc ..........................    335,509
      31,004        * Kohl's Corp ..................................  1,658,714
      37,800          May Department Stores Co .....................    931,014
         900          Sears Roebuck & Co ...........................     39,357
      90,100          Target Corp ..................................  3,390,463
     247,484          Wal-Mart Stores, Inc ......................... 13,821,981
                                                                    -----------
                      TOTAL GENERAL MERCHANDISE STORES               20,792,577
                                                                    -----------
 HEALTH SERVICES--0.07%
      25,500        * Tenet Healthcare Corp ........................    369,240
                                                                    -----------
                      TOTAL HEALTH SERVICES                             369,240
                                                                    -----------
 HEAVY CONSTRUCTION, EXCEPT BUILDING--0.86%
      61,530          Vinci S.A. ...................................  4,431,846
                                                                    -----------
                      TOTAL HEAVY CONSTRUCTION, EXCEPT BUILDING       4,431,846
                                                                    -----------
 HOLDING AND OTHER INVESTMENT OFFICES--0.66%
       5,100          Apartment Investment & Management Co (Class A)    200,736


                        SEE NOTES TO FINANCIAL STATEMENTS

12  TIAA-CREF Institutional Mutual Funds o Retirement Class  2003 ANNUAL REPORT

        Statement of Investments - INSTITUTIONAL GROWTH AND INCOME FUND -
                               September 30, 2003
--------------------------------------------------------------------------------

      SHARES                                                            VALUE
      ------                                                            -----
 HOLDING AND OTHER INVESTMENT OFFICES--(CONTINUED)
      22,400          Equity Office Properties Trust ...............$   616,672
      14,900          Equity Residential ...........................    436,272
      10,200          Plum Creek Timber Co, Inc ....................    259,488
      47,965          Washington Mutual, Inc .......................  1,888,382
                                                                    -----------
                      TOTAL HOLDING AND OTHER INVESTMENT OFFICES      3,401,550
                                                                    -----------
 HOTELS AND OTHER LODGING PLACES--0.26%
      21,000          Hilton Hotels Corp ...........................    340,620
      13,962          Marriott International, Inc (Class A) ........    600,785
      11,692          Starwood Hotels & Resorts Worldwide, Inc .....    406,882
                                                                    -----------
                      TOTAL HOTELS AND OTHER LODGING PLACES           1,348,287
                                                                    -----------
 INDUSTRIAL MACHINERY AND EQUIPMENT--7.66%
       7,800          3M Co ........................................    538,746
     184,442        * Applied Materials, Inc .......................  3,345,778
      64,945          Baker Hughes, Inc ............................  1,921,723
       4,200          Black & Decker Corp ..........................    170,310
     512,046        * Cisco Systems, Inc ........................... 10,005,379
      41,087          Deere & Co ...................................  2,190,348
      62,459        * Dell, Inc ....................................  2,085,506
     121,900        * EMC Corp .....................................  1,539,597
      17,800        * Gateway, Inc .................................    100,748
     172,013          Hewlett-Packard Co ...........................  3,330,172
     151,620          International Business Machines Corp ......... 13,392,595
      11,500          Pitney Bowes, Inc ............................    440,680
      46,100        * Solectron Corp ...............................    269,685
       1,200        * Xerox Corp ...................................     12,312
                                                                    -----------
                      TOTAL INDUSTRIAL MACHINERY AND EQUIPMENT        9,343,579
                                                                    -----------
 INSTRUMENTS AND RELATED PRODUCTS--3.20%
      25,100        * Agilent Technologies, Inc ....................    554,961
     103,656        * Boston Scientific Corp .......................  6,613,253
      16,300          Eastman Kodak Co .............................    341,322
       2,431        * Millipore Corp ...............................    111,972
      22,645          Raytheon Co ..................................    634,060
      74,731        * St. Jude Medical, Inc ........................  4,018,286
      75,600        * Zimmer Holdings, Inc .........................  4,165,560
                                                                    -----------
                      TOTAL INSTRUMENTS AND RELATED PRODUCTS         16,439,414
                                                                    -----------
 INSURANCE CARRIERS--7.48%
     141,799          Aetna, Inc ...................................  8,653,993
     101,945          American International Group, Inc ............  5,882,227
      76,805        * Anthem, Inc ..................................  5,478,501
       7,700          Cigna Corp ...................................    343,805
      15,500          Hartford Financial Services Group, Inc .......    815,765
       7,700          Jefferson-Pilot Corp .........................    341,726
      10,400          Lincoln National Corp ........................    367,952
      10,300          Loews Corp ...................................    415,811
     169,540          Safeco Corp ..................................  5,977,980
      59,894          St. Paul Cos, Inc ............................  2,217,875
     483,698          Travelers Property Casualty Corp (Class B) ...  7,681,124
      16,200          UnumProvident Corp ...........................    239,274
                                                                    -----------
                      TOTAL INSURANCE CARRIERS                       38,416,033
                                                                    -----------
 LEATHER AND LEATHER PRODUCTS--0.87%
      81,998        * Coach, Inc ...................................  4,477,091
                                                                    -----------
                      TOTAL LEATHER AND LEATHER PRODUCTS              4,477,091
                                                                    -----------
 LUMBER AND WOOD PRODUCTS--0.07%
      13,900          GEORGIA-PACIFIC CORP .........................    336,936
                                                                    -----------
                      TOTAL LUMBER AND WOOD PRODUCTS                    336,936
                                                                    -----------
 METAL MINING--0.04%
       4,800        * Phelps Dodge Corp ............................    224,640
                                                                    -----------
                      TOTAL METAL MINING                                224,640
                                                                    -----------
 MISCELLANEOUS RETAIL--0.36%
      12,600        * Toys "R" Us, Inc .............................    151,578
      56,100          Walgreen Co ..................................  1,718,904
                                                                    -----------
                      TOTAL MISCELLANEOUS RETAIL                      1,870,482
                                                                    -----------
 MOTION PICTURES--0.45%
     115,488          Walt Disney Co ...............................  2,329,393
                                                                    -----------
                      TOTAL MOTION PICTURES                           2,329,393
                                                                    -----------
 NONDEPOSITORY INSTITUTIONS--5.40%
     155,426          American Express Co ..........................  7,003,496
      13,000          Capital One Financial Corp ...................    741,520
     186,543          Fannie Mae ................................... 13,095,319
     302,643          MBNA Corp ....................................  6,900,260
                                                                    -----------
                      TOTAL NONDEPOSITORY INSTITUTIONS               27,740,595
                                                                    -----------
 NONMETALLIC MINERALS, EXCEPT FUELS--0.04%
       5,700          Vulcan Materials Co ..........................    227,487
                                                                    -----------
                      TOTAL NONMETALLIC MINERALS, EXCEPT FUELS          227,487
                                                                    -----------
 OIL AND GAS EXTRACTION--1.21%
       9,300          Anadarko Petroleum Corp ......................    388,368
      35,636          Apache Corp ..................................  2,471,000
      51,572          Burlington Resources, Inc ....................  2,485,770
       5,500          Kerr-McGee Corp ..............................    245,520
         100        * Noble Corp ...................................      3,399
       3,000        * Rowan Cos, Inc ...............................     73,740
       3,500          Schlumberger Ltd .............................    169,400
      17,800        * Transocean, Inc ..............................    356,000
         200          Unocal Corp ..................................      6,304
                                                                    -----------
                      TOTAL OIL AND GAS EXTRACTION                    6,199,501
                                                                    -----------
 PAPER AND ALLIED PRODUCTS--0.59%
       2,900          Bemis Co .....................................    128,470
       3,200          Boise Cascade Corp ...........................     88,320
      26,200          International Paper Co .......................  1,022,324
      29,247          Kimberly-Clark Corp ..........................  1,500,956
      10,900          MeadWestvaco Corp ............................    277,950
         400          Temple-Inland, Inc ...........................     19,420
                                                                    -----------
                      TOTAL PAPER AND ALLIED PRODUCTS                 3,037,440
                                                                    -----------
 PERSONAL SERVICES--0.07%
       9,245          Cintas Corp ..................................    340,586
                                                                    -----------
                      TOTAL PERSONAL SERVICES                           340,586
                                                                    -----------
PETROLEUM AND COAL PRODUCTS--4.18%
       4,900          Amerada Hess Corp ............................    245,490
       4,000          Ashland, Inc .................................    131,400
      24,019          ChevronTexaco Corp ...........................  1,716,158
      61,400          ConocoPhillips ...............................  3,361,650
     437,861          ExxonMobil Corp .............................. 16,025,713
                                                                    -----------
                      TOTAL PETROLEUM AND COAL PRODUCTS              21,480,411
                                                                    -----------
 PRIMARY METAL INDUSTRIES--0.07%
       4,400          Allegheny Technologies, Inc ..................     28,820
      12,668        * Andrew Corp ..................................    155,690
       5,600          United States Steel Corp .....................    102,928
       4,700          Worthington Industries, Inc ..................     59,032
                                                                    -----------
                      TOTAL PRIMARY METAL INDUSTRIES                    346,470
                                                                    -----------
 PRINTING AND PUBLISHING--0.36%
      15,200          Gannett Co, Inc ..............................  1,178,912
      27,805          R.R. Donnelley & Sons Co .....................    691,510
                                                                    -----------
                      TOTAL PRINTING AND PUBLISHING                   1,870,422
                                                                    -----------
 RAILROAD TRANSPORTATION--0.33%
      20,400          Burlington Northern Santa Fe Corp ............    588,948
      12,768          CSX Corp .....................................    373,464
      21,600          Norfolk Southern Corp ........................    399,600
       5,400          Union Pacific Corp ...........................    314,118
                                                                    -----------
                      TOTAL RAILROAD TRANSPORTATION                   1,676,130
                                                                    -----------


                       SEE NOTES TO FINANCIAL STATEMENTS

2003 ANNUAL REPORT  Retirement Class o  TIAA-CREF Institutional Mutual Funds  13

        Statement of Investments - INSTITUTIONAL GROWTH AND INCOME FUND -
                               September 30, 2003
--------------------------------------------------------------------------------

      SHARES                                                            VALUE
      ------                                                            -----
 RUBBER AND MISCELLANEOUS PLASTICS PRODUCTS--0.12%
       4,000          Cooper Tire & Rubber Co ......................$    63,480
      10,300        * Goodyear Tire & Rubber Co ....................     67,671
      34,700          Tupperware Corp ..............................    464,286
                                                                   ------------
                      TOTAL RUBBER AND MISCELLANEOUS
                      PLASTICS PRODUCTS                                 595,437
                                                                   ------------
 SECURITY AND COMMODITY BROKERS--0.93%
       2,600          Bear Stearns Cos, Inc ........................    194,480
      26,178          Goldman Sachs Group, Inc .....................  2,196,334
      28,606          Lehman Brothers Holdings, Inc ................  1,976,102
       8,097          Morgan Stanley ...............................    408,575
                                                                   ------------
                      TOTAL SECURITY AND COMMODITY BROKERS            4,775,491
                                                                   ------------
 TOBACCO PRODUCTS--0.47%
      51,100          Altria Group, Inc ............................  2,238,180
       5,100          UST, Inc .....................................    179,418
                                                                   ------------
                      TOTAL TOBACCO PRODUCTS                          2,417,598
                                                                   ------------
 TRANSPORTATION BY AIR--0.17%
       7,300        * Delta Air Lines, Inc .........................     97,090
      43,500          Southwest Airlines Co ........................    769,950
                                                                   ------------
                      TOTAL TRANSPORTATION BY AIR                       867,040
                                                                   ------------
 TRANSPORTATION EQUIPMENT--1.61%
      79,149          Autoliv, Inc .................................  2,387,925
      47,000          Boeing Co ....................................  1,613,510
       8,317          Dana Corp ....................................    128,331
      30,800          Delphi Corp ..................................    278,740
       9,500          Genuine Parts Co .............................    303,810
       8,200          Goodrich Corp ................................    198,768
      47,607          Honeywell International, Inc .................  1,254,444
      25,300          Lockheed Martin Corp .........................  1,167,595
      10,110          Northrop Grumman Corp ........................    871,684
       7,130          Visteon Corp .................................     47,055
                                                                   ------------
                      TOTAL TRANSPORTATION EQUIPMENT                  8,251,862
                                                                   ------------
 TRUCKING AND WAREHOUSING--1.41%
     113,317          United Parcel Service, Inc (Class B) .........  7,229,625
                                                                   ------------
                      TOTAL TRUCKING AND WAREHOUSING                  7,229,625
                                                                   ------------
 WHOLESALE TRADE-DURABLE GOODS--1.69%
     170,592          Johnson & Johnson ............................  8,447,716
       5,000          W.W. Grainger, Inc ...........................    237,750
                                                                   ------------
                      TOTAL WHOLESALE TRADE-DURABLE GOODS             8,685,466
                                                                   ------------
 WHOLESALE TRADE-NONDURABLE GOODS--0.40%
      31,826          Altana AG. ...................................  2,030,680
                                                                   ------------
                      TOTAL WHOLESALE TRADE-NONDURABLE GOODS          2,030,680
                                                                   ------------
                      TOTAL COMMON STOCK
                       (COST $494,740,639)                          505,243,123
                                                                   ------------


   PRINCIPAL
   ---------
SHORT TERM INVESTMENT--0.64%
 U.S. GOVERNMENT AND AGENCY--0.64%
                      Federal Home Loan Bank (FHLB)
  $3,290,000           1.010%,10/01/03 ............................   3,289,911
                                                                   ------------
                      TOTAL U.S. GOVERNMENT AND AGENCY                3,289,911
                                                                   ------------
                      TOTAL SHORT TERM INVESTMENT
                       (COST $3,290,000)                              3,289,911
                                                                   ------------
                      TOTAL PORTFOLIO--99.05%
                       (COST $498,030,639)                          508,533,034

                      OTHER ASSETS & LIABILITIES, NET--0.95%          4,897,116
                                                                   ------------
                      NET ASSETS--100.00%                          $513,430,150
                                                                   ============

------------
*  Non-income producing
b  In bankruptcy

At September 30, 2003, the aggregate cost of portfolio investments for federal income tax purposes was $506,292,224. Net unrealized appreciation of portfolio investments aggregated $2,240,810 of which $30,418,112 related to appreciated portfolio investments and $28,177,302 related to depreciated portfolio investments.

                        SEE NOTES TO FINANCIAL STATEMENTS

14  TIAA-CREF Institutional Mutual Funds o Retirement Class  2003 ANNUAL REPORT

      Statement of Investments - INSTITUTIONAL INTERNATIONAL EQUITY FUND -
                               September 30, 2003
--------------------------------------------------------------------------------

                               Summary by Industry
                                                           VALUE            %
--------------------------------------------------------------------------------
PREFERRED STOCK:
Printing and Publishing .............................  $    831,695       0.22%
                                                       ------------     ------
TOTAL PREFERRED STOCK (COST $755,593) ...............       831,695       0.22
                                                       ------------     ------
COMMON STOCK:
Apparel and Other Textile Products ..................       451,569       0.12
Building Materials and Garden Supplies ..............     3,765,676       0.99
Business Services ...................................    27,965,790       7.36
Chemicals and Allied Products .......................    39,858,835      10.49
Coal Mining .........................................       838,013       0.22
Communications ......................................    24,250,805       6.38
Depository Institutions .............................    59,600,882      15.69
Electric, Gas, and Sanitary Services ................    18,409,342       4.85
Electronic and Other Electric Equipment .............    30,880,557       8.13
Engineering and Management Services .................     3,175,765       0.84
Fabricated Metal Products ...........................     5,231,713       1.38
Food and Kindred Products ...........................    11,631,148       3.06
Food Stores .........................................     1,968,296       0.52
Furniture and Homefurnishings Stores ................        83,248       0.02
General Building Contractors ........................     1,804,405       0.47
General Merchandise Stores ..........................       778,583       0.20
Heavy Construction, Except Building .................     8,261,111       2.17
Holding and Other Investment Offices ................    12,035,574       3.17
Industrial Machinery and Equipment ..................    10,580,153       2.79
Instruments and Related Products ....................    13,749,708       3.63
Insurance Carriers ..................................    14,465,156       3.81
Leather and Leather Products ........................     1,026,163       0.27
Local and Interurban Passenger Transit ..............     1,099,288       0.29
Lumber and Wood Products ............................       126,572       0.03
Metal Mining ........................................     4,141,345       1.09
Miscellaneous Manufacturing Industries ..............       443,591       0.12
Miscellaneous Retail ................................       599,517       0.16
Nondepository Institutions ..........................     2,171,070       0.57
Oil and Gas Extraction ..............................     7,935,495       2.09
Paper and Allied Products ...........................     1,672,546       0.44
Petroleum and Coal Products .........................    17,171,128       4.52
Primary Metal Industries ............................     2,565,099       0.68
Printing and Publishing .............................       803,841       0.21
Railroad Transportation .............................     1,133,309       0.30
Real Estate .........................................     2,118,360       0.56
Rubber and Miscellaneous Plastics Products ..........     1,338,227       0.35
Security and Commodity Brokers ......................    11,056,955       2.91
Special Trade Contractors ...........................       392,499       0.10
Stone, Clay, and Glass Products .....................       240,926       0.06
Textile Mill Products ...............................       737,887       0.19
Tobacco Products ....................................       196,035       0.05
Transportation By Air ...............................       232,547       0.06
Transportation Equipment ............................     9,235,501       2.43
Trucking and Warehousing ............................     1,213,713       0.32
Water Transportation ................................       406,591       0.11
Wholesale Trade-Durable Goods .......................       420,713       0.11
Wholesale Trade-Nondurable Goods ....................    15,015,081       3.95
                                                       ------------     ------
TOTAL COMMON STOCK (COST $355,292,598) ..............   373,280,328      98.26
                                                       ------------     ------
SHORT TERM INVESTMENT
U.S. Government and Agency ..........................     1,559,958       0.41
                                                       ------------     ------
TOTAL SHORT TERM INVESTMENT (COST $1,560,000) .......     1,559,958       0.41
                                                       ------------     ------

TOTAL PORTFOLIO (COST $357,608,191) .................   375,671,981      98.89
OTHER ASSETS & LIABILITIES, NET .....................     4,217,151       1.11
                                                       ------------     ------
NET ASSETS ..........................................  $379,889,132     100.00%
                                                       ============     ======

                               Summary by Country
                                                           VALUE            %
--------------------------------------------------------------------------------
FOREIGN:
Australia ...........................................  $ 18,237,535       4.85%
Belgium .............................................       162,229       0.04
China ...............................................       838,013       0.22
Denmark .............................................       512,033       0.14
Finland .............................................    10,580,591       2.82
France ..............................................    28,084,413       7.48
Germany .............................................    26,695,767       7.11
Hong Kong ...........................................     4,198,734       1.12
Ireland .............................................       830,241       0.22
Italy ...............................................     6,430,925       1.71
Japan ...............................................    82,741,370      22.03
Netherlands .........................................    18,756,698       4.99
New Zealand .........................................     1,327,946       0.35
Portugal ............................................       763,473       0.20
Singapore ...........................................     1,755,601       0.47
Spain ...............................................    11,012,956       2.93
Sweden ..............................................     7,684,979       2.05
Switzerland .........................................    53,311,675      14.19
Taiwan ..............................................     2,468,852       0.66
United Kingdom ......................................    97,717,992      26.01
                                                        -----------     ------
TOTAL FOREIGN .......................................   374,112,023      99.59
SHORT TERM INVESTMENT ...............................     1,559,958       0.41
                                                       ------------     ------
TOTAL PORTFOLIO .....................................  $375,671,981     100.00%
                                                       ============     ======

      SHARES                                                            VALUE
      ------                                                            -----
PREFERRED STOCK--0.22%
 PRINTING AND PUBLISHING--0.22%
     122,632          News Corp Ltd ............................   $    831,695
                                                                   ------------
                      TOTAL PRINTING AND PUBLISHING                     831,695
                                                                   ------------
                      TOTAL PREFERRED STOCK
                       (COST $755,593)                                  831,695
                                                                   ------------
COMMON STOCK--98.26%
 APPAREL AND OTHER TEXTILE PRODUCTS--0.12%
      61,000          Kuraray Co Ltd ...........................        451,569
                                                                   ------------
                      TOTAL APPAREL AND OTHER TEXTILE PRODUCTS          451,569
                                                                   ------------
 BUILDING MATERIALS AND GARDEN SUPPLIES--0.99%
     322,758          WOLSELEY PLC .............................      3,765,676
                                                                   ------------
                      TOTAL BUILDING MATERIALS AND GARDEN SUPPLIES    3,765,676
                                                                   ------------
 BUSINESS SERVICES--7.36%
     116,815          Adecco S.A. (Regd) .......................      5,771,754
      29,802          SAP AG. ..................................       ,639,956
      15,931          SGS Societe Generale Surveillance
                        Holdings S.A. ..........................      8,299,658
      75,000          Seiko Epson Corp .........................      2,336,302
      76,000          Tokyu Corp ...............................        312,939
     901,985          WPP Group plc ............................      7,605,181
                                                                   ------------
                      TOTAL BUSINESS SERVICES                        27,965,790
                                                                   ------------
 CHEMICALS AND ALLIED PRODUCTS--10.49%
     218,720          Akzo Nobel NV ............................      6,818,595
      97,000          Asahi Kasei Corp .........................        365,546
      67,085          AstraZeneca plc (United Kingdom) .........      2,833,187
      20,000          Dainippon Ink & Chemicals, Inc ...........         39,565
     353,348          GlaxoSmithKline plc ......................      7,332,284
      85,200          Kao Corp .................................      1,799,866
      10,667          L'Oreal S.A. .............................        728,565
     362,000          Mitsubishi Chemical Corp .................        787,414
      18,000          Nippon Sanso Corp ........................         67,028
      93,581          Novartis AG. (Regd) ......................      3,621,073
     432,116          Reckitt Benckiser plc ....................      8,686,802
       1,030          Roche Holding AG. (Genusscheine) .........         85,404


                       SEE NOTES TO FINANCIAL STATEMENTS

2003 ANNUAL REPORT  Retirement Class o  TIAA-CREF Institutional Mutual Funds  15

      Statement of Investments - INSTITUTIONAL INTERNATIONAL EQUITY FUND -
                               September 30, 2003
--------------------------------------------------------------------------------
      SHARES                                                            VALUE
      ------                                                            -----
 CHEMICALS AND ALLIED PRODUCTS--(CONTINUED)
      34,000          Sankyo Co Ltd .............................. $    495,779
         900          Shin-Etsu Chemical Co Ltd ..................       33,836
     105,000          Shionogi & Co Ltd ..........................    1,823,390
      40,000          Shiseido Co Ltd ............................      456,161
      76,000          Showa Denko KK .............................      143,544
      73,500          Takeda Chemical Industries Ltd .............    2,677,751
      50,000          Teijin Ltd .................................      136,956
     258,000          Toray Industries, Inc ......................      926,089
                                                                   ------------
                      TOTAL CHEMICALS AND ALLIED PRODUCTS            39,858,835
                                                                   ------------
 COAL MINING--0.22%
     337,990          Byd Co Ltd (H Shs) .........................      838,013
                                                                   ------------
                      TOTAL COAL MINING                                 838,013
                                                                   ------------
 COMMUNICATIONS--6.38%
   1,663,482          BT Group plc ...............................    4,974,676
     394,549        * British Sky Broadcasting Group plc .........    4,028,070
     504,523        * Ericsson (LM) (B Shs) ......................      737,016
      13,892        * France Telecom S.A. ........................      319,514
         343          KDDI Corp ..................................    1,737,797
         708          NTT Docomo, Inc ............................    1,730,153
         123          Nippon Telegraph & Telephone Corp ..........      557,114
       9,150          Nippon Television Network Corp .............    1,338,325
     228,802          TIM S.p.A. .................................    1,063,141
     433,292          Telecom Corp of New Zealand Ltd ............    1,327,946
     273,407          Telefonica S.A. ............................    3,228,536
   1,609,344          Vodafone Group plc .........................    3,208,517
                                                                   ------------
                      TOTAL COMMUNICATIONS                           24,250,805
                                                                   ------------
 DEPOSITORY INSTITUTIONS--15.69%
     301,324          ABN Amro Holding NV ........................    5,561,872
      48,163          Allied Irish Banks plc .....................      709,516
       3,000        * Ashikaga Financial Group, Inc ..............        3,706
      75,714          Australia & New Zealand Banking Group Ltd ..      919,884
      56,684          BNP Paribas ................................    2,779,077
     152,000          BOC Hong Kong Holdings Ltd .................      219,840
     182,406          Banco Bilbao Vizcaya Argentaria S.A. .......    1,882,049
     366,254          Banco Comercial Portugues S.A. (Regd) ......      763,473
     696,205          Banco Santander Central Hispano S.A. .......    5,902,372
      10,104          Bank Of Ireland (Dublin) ...................      120,725
     265,000          Bank Of Yokohama Ltd .......................    1,010,518
     190,492          Barclays plc ...............................    1,461,362
      64,276          Commonwealth Bank of Australia .............    1,205,095
      57,034          Credit Agricole S.A. .......................    1,111,189
      24,055          DBS Group Holdings Ltd .....................      179,520
      26,871          Danske Bank a/s ............................      512,033
       9,535          Fortis .....................................      162,229
     531,111          HSBC Holdings plc (United Kingdom) .........    7,001,747
     127,900          Hang Seng Bank Ltd .........................    1,569,062
     107,000          Joyo Bank Ltd ..............................      340,975
     116,563          Lloyds TSB Group plc .......................      801,259
     305,000          Mitsubishi Securities Co Ltd ...............    2,874,860
         382          Mitsubishi Tokyo Financial Group, Inc ......    2,410,688
      78,580          National Australia Bank Ltd ................    1,638,156
      32,956          Nordea AB (Sweden) .........................      187,884
      31,000          Oversea-Chinese Banking Corp Ltd ...........      200,862
     320,096          Royal Bank Of Scotland Group plc ...........    8,136,655
      74,000          Shizuoka Bank Ltd ..........................      534,557
      10,674          Societe Generale ...........................      711,019
     496,799          Standard Chartered plc .....................    6,937,335
      11,518          UBS AG. (Regd) .............................      646,285
      73,000          United Overseas Bank Ltd ...................      565,908
      49,172          Westpac Banking Corp .......................      539,170
                                                                   ------------
                      TOTAL DEPOSITORY INSTITUTIONS                  59,600,882
                                                                   ------------
 ELECTRIC, GAS, AND SANITARY SERVICES--4.85%
      82,000          Chubu Electric Power Co, Inc ...............    1,600,143
     179,013          E.ON AG. ...................................    8,734,874
       8,300          Kansai Electric Power Co, Inc ..............      141,757
      64,000          Kyushu Electric Power Co, Inc ..............    1,051,246
      30,322          Puma AG. Rudolf Dassler Sport ..............    3,838,004
      65,400          Tokyo Electric Power Co, Inc ...............    1,399,150
      51,994          United Utilities plc .......................      396,497
      52,913        * Vivendi Universal S.A. .....................      936,621
          81          West Japan Railway Co ......................      311,050
                                                                   ------------
                      TOTAL ELECTRIC, GAS, AND SANITARY SERVICES     18,409,342
                                                                   ------------
 ELECTRONIC AND OTHER ELECTRIC EQUIPMENT--8.13%
           3        * ARM Holdings plc ...........................            5
     339,649        * ASML Holding NV ............................    4,449,804
      20,345          Advantest Corp .............................    1,349,474
           1        * Epcos AG. ..................................           17
      21,900          Hirose Electric Co Ltd .....................    2,244,596
      40,200          Kyocera Corp ...............................    2,374,972
      72,000          Matsushita Electric Industrial Co Ltd ......      866,849
      35,000          Matsushita Electric Works Ltd ..............      242,805
      17,000          NEC Electronics Corp .......................    1,161,080
     687,259          Nokia Oyj ..................................   10,580,591
     141,000          Sony Corp ..................................    4,922,347
   1,253,360        * Taiwan Semiconductor Manufacturing Co Ltd ..    2,468,852
      12,580          Thomson ....................................      219,165
                                                                   ------------
                      TOTAL ELECTRONIC AND OTHER ELECTRIC
                      EQUIPMENT                                      30,880,557
                                                                   ------------
 ENGINEERING AND MANAGEMENT SERVICES--0.84%
   1,278,595          Michael Page International plc .............    3,175,765
                                                                   ------------
                      TOTAL ENGINEERING AND MANAGEMENT SERVICES       3,175,765
                                                                   ------------
 FABRICATED METAL PRODUCTS--1.38%
      14,100          Geberit AG. (Regd) .........................    5,231,713
                                                                   ------------
                      TOTAL FABRICATED METAL PRODUCTS                 5,231,713
                                                                   ------------
 FOOD AND KINDRED PRODUCTS--3.06%
     142,000          Ajinomoto Co, Inc ..........................    1,460,484
      33,600          Asahi Breweries Ltd ........................      247,831
     267,600          Coca-Cola Amatil Ltd .......................    1,036,036
      34,762          Groupe Danone ..............................    5,303,152
       9,000          Kirin Brewery Co Ltd .......................       68,881
       2,741          Nestle S.A. (Regd) .........................      632,012
      30,448          Pernod-Ricard ..............................    2,882,752
                                                                   ------------
                      TOTAL FOOD AND KINDRED PRODUCTS                11,631,148
                                                                   ------------
 FOOD STORES--0.52%
          39        * Casino Guichard-Perrachon A Wts 12/15/03 ...            2
          39        * Casino Guichard-Perrachon B Wts 12/15/05 ...           44
      26,000          Ito-Yokado Co Ltd ..........................      865,775
       3,000        * Mycal Corp .................................           27
     169,117          Sainsbury (J) plc ..........................      762,134
      84,994          Tesco plc ..................................      340,314
                                                                   ------------
                      TOTAL FOOD STORES                               1,968,296
                                                                   ------------
 FURNITURE AND HOMEFURNISHINGS STORES--0.02%
      15,000          Hitachi Ltd ................................       83,248
                                                                   ------------
                      TOTAL FURNITURE AND HOMEFURNISHINGS STORES         83,248
                                                                   ------------
 GENERAL BUILDING CONTRACTORS--0.47%
     836,808          Allgreen Properties Ltd ....................      493,792
     168,100          Sumitomo Realty & Development Co Ltd .......    1,310,613
                                                                   ------------
                      TOTAL GENERAL BUILDING CONTRACTORS              1,804,405
                                                                   ------------
 GENERAL MERCHANDISE STORES--0.20%
       3,000          Aeon Co Ltd ................................       78,951
      32,000          Daimaru, Inc ...............................      183,324
      95,418          Marks & Spencer Group plc ..................      485,094
           1          Metro AG. ..................................           36

                        SEE NOTES TO FINANCIAL STATEMENTS

16  TIAA-CREF Institutional Mutual Funds o Retirement Class  2003 ANNUAL REPORT

      Statement of Investments - INSTITUTIONAL INTERNATIONAL EQUITY FUND -
                               September 30, 2003
--------------------------------------------------------------------------------
      SHARES                                                            VALUE
      ------                                                            -----
 GENERAL MERCHANDISE STORES--(CONTINUED)
       4,500          Takashimaya Co Ltd ......................... $     31,178
                                                                   ------------
                      TOTAL GENERAL MERCHANDISE STORES                  778,583
                                                                   ------------
 HEAVY CONSTRUCTION, EXCEPT BUILDING--2.17%
     114,694          Vinci S.A. .................................    8,261,111
                                                                   ------------
                      TOTAL HEAVY CONSTRUCTION, EXCEPT BUILDING       8,261,111
                                                                   ------------
 HOLDING AND OTHER INVESTMENT OFFICES--3.17%
      88,189          Deutsche Office Trust ......................       66,257
      47,500          Hutchison Whampoa Ltd ......................      346,568
     390,402          Investa Property Group .....................      512,633
     549,258          Macquarie Infrastructure Group .............    1,211,955
      89,375          Nobel Biocare Holding AG. ..................    7,782,921
     610,000        * Orient Corp ................................    1,376,001
         200        * QPL International Holdings Ltd .............            1
     124,000          Sumitomo Corp ..............................      739,238
                                                                   ------------
                      TOTAL HOLDING AND OTHER INVESTMENT OFFICES     12,035,574
                                                                   ------------
 INDUSTRIAL MACHINERY AND EQUIPMENT--2.79%
       5,000          Makita Corp ................................       45,473
     206,000          Mitsubishi Heavy Industries Ltd ............      597,449
      15,833          Rieter Holding AG. .........................    3,177,151
     246,660          Sandvik AB .................................    6,760,080
                                                                   ------------
                      TOTAL INDUSTRIAL MACHINERY AND EQUIPMENT       10,580,153
                                                                   ------------
 INSTRUMENTS AND RELATED PRODUCTS--3.63%
      51,000          Canon, Inc .................................    2,492,593
      86,000          Citizen Watch Co Ltd .......................      644,336
       3,000          Fuji Photo Film Co Ltd .....................       88,081
      11,350          Keyence Corp ...............................    2,409,900
       3,000          Ricoh Co Ltd ...............................       53,440
       9,099          Synthes-Stratec, Inc .......................    8,061,358
                                                                   ------------
                      TOTAL INSTRUMENTS AND RELATED PRODUCTS         13,749,708
                                                                   ------------
 INSURANCE CARRIERS--3.81%
      98,996          AMP Ltd ....................................      446,256
      22,142          AXA ........................................      373,116
      22,142        * AXA (Rts) ..................................        1,031
       8,207          Allianz AG. (Regd) .........................      724,455
       9,020          Assicurazioni Generali S.p.A. ..............      203,572
     102,130          Converium Holding AG. ......................    4,678,832
         182          Millea Holdings, Inc .......................    2,052,723
       6,660          Muenchener Rueckver AG. (Regd) .............      661,656
      18,501          Swiss Reinsurance Co (Regd) ................    1,175,401
      33,200          Zurich Financial Services AG. ..............    4,148,114
                                                                   ------------
                      TOTAL INSURANCE CARRIERS                       14,465,156
                                                                   ------------
 LEATHER AND LEATHER PRODUCTS--0.27%
     344,000          Yue Yuen Industrial Holdings ...............    1,026,163
                                                                   ------------
                      TOTAL LEATHER AND LEATHER PRODUCTS              1,026,163
                                                                   ------------
 LOCAL AND INTERURBAN PASSENGER TRANSIT--0.29%
         227          East Japan Railway Co ......................    1,099,288
                                                                   ------------
                      TOTAL LOCAL AND INTERURBAN PASSENGER TRANSIT    1,099,288
                                                                   ------------
 LUMBER AND WOOD PRODUCTS--0.03%
      14,000          Sekisui House Ltd ..........................      126,572
                                                                   ------------
                      TOTAL LUMBER AND WOOD PRODUCTS                    126,572
                                                                   ------------
 METAL MINING--1.09%
     334,642          Alumina Ltd ................................    1,155,163
     413,000          Mitsubishi Materials Corp ..................      591,505
     156,741          Newcrest Mining Ltd ........................    1,162,748
      13,000          Sumitomo Metal Mining Co Ltd ...............       66,330
     389,614        * WMC Resources Ltd ..........................    1,165,599
                                                                   ------------
                      TOTAL METAL MINING                              4,141,345
                                                                   ------------
 MISCELLANEOUS MANUFACTURING INDUSTRIES--0.12%
      43,700        * Sega Corp ..................................      443,591
                                                                   ------------
                      TOTAL MISCELLANEOUS MANUFACTURING INDUSTRIES      443,591
                                                                   ------------
 MISCELLANEOUS RETAIL--0.16%
     235,000          Nippon Mining Holdings, Inc ................      599,517
                                                                   ------------
                      TOTAL MISCELLANEOUS RETAIL                        599,517
                                                                   ------------
 NONDEPOSITORY INSTITUTIONS--0.57%
      50,600          Credit Saison Co Ltd .......................    1,055,346
      97,610          HBOS plc ...................................    1,115,724
                                                                   ------------
                      TOTAL NONDEPOSITORY INSTITUTIONS                2,171,070
                                                                   ------------
 OIL AND GAS EXTRACTION--2.09%
     451,336          Origin Energy Ltd ..........................    1,307,484
     351,577          Shell Transport & Trading Co plc ...........    2,169,969
      29,538          TOTAL S.A. .................................    4,458,042
                                                                   ------------
                      TOTAL OIL AND GAS EXTRACTION                    7,935,495
                                                                   ------------
 PAPER AND ALLIED PRODUCTS--0.44%
      85,000          NGK Insulators Ltd .........................      582,822
         231          Nippon Unipac Holding ......................    1,089,710
           1          Nord-Est ...................................           14
                                                                   ------------
                      TOTAL PAPER AND ALLIED PRODUCTS                 1,672,546
                                                                   ------------
 PETROLEUM AND COAL PRODUCTS--4.52%
     344,370          BHP Billiton Ltd ...........................    2,461,397
   1,105,014          BP plc .....................................    7,582,144
     309,685          ENI S.p.A. .................................    4,731,644
      43,867          Royal Dutch Petroleum Co ...................    1,926,427
      62,000          TonenGeneral Sekiyu KK .....................      469,516
                                                                   ------------
                      TOTAL PETROLEUM AND COAL PRODUCTS              17,171,128
                                                                   ------------
 PRIMARY METAL INDUSTRIES--0.68%
   1,440,000          Nippon Steel Corp ..........................    2,565,099
                                                                   ------------
                      TOTAL PRIMARY METAL INDUSTRIES                  2,565,099
                                                                   ------------
 PRINTING AND PUBLISHING--0.21%
      83,563          News Corp Ltd ..............................      679,847
     134,709        * Seat Pagine Gialle S.p.A. ..................      123,994
                                                                   ------------
                      TOTAL PRINTING AND PUBLISHING                     803,841
                                                                   ------------
 RAILROAD TRANSPORTATION--0.30%
     357,012          Brambles Industries Ltd ....................    1,133,309
                                                                   ------------
                      TOTAL RAILROAD TRANSPORTATION                   1,133,309
                                                                   ------------
 REAL ESTATE--0.56%
     163,979          CFS Gandel Retail Trust ....................      142,066
      85,720          CapitaLand Ltd .............................       72,402
     101,000          Cheung Kong Holdings Ltd ...................      798,865
      82,400          City Developments Ltd ......................      243,117
     806,089          Commonwealth Property Office Fund ..........      621,986
         100          Mitsui Fudosan Co Ltd ......................          886
         261        * Stockland ..................................          802
      29,400          Sun Hung Kai Properties Ltd ................      238,236
                                                                   ------------
                      TOTAL REAL ESTATE                               2,118,360
                                                                   ------------
 RUBBER AND MISCELLANEOUS PLASTICS PRODUCTS--0.35%
     100,000          Bridgestone Corp ...........................    1,338,227
                                                                   ------------
                      TOTAL RUBBER AND MISCELLANEOUS PLASTICS
                      PRODUCTS                                        1,338,227
                                                                   ------------
 SECURITY AND COMMODITY BROKERS--2.91%
     401,413          Man Group plc ..............................    8,696,475
     129,000          Mitsubishi Corp ............................    1,105,071
      64,000          Mitsui & Co Ltd ............................      433,675
      51,000          Nomura Holdings, Inc .......................      821,734
                                                                   ------------
                      TOTAL SECURITY AND COMMODITY BROKERS           11,056,955
                                                                   ------------
 SPECIAL TRADE CONTRACTORS--0.10%
      87,000          Kinden Corp ................................      392,499
                                                                   ------------
                      TOTAL SPECIAL TRADE CONTRACTORS                   392,499
                                                                   ------------
 STONE, CLAY, AND GLASS PRODUCTS--0.06%
      35,000          Asahi Glass Co Ltd .........................      240,926
                                                                   ------------
                      TOTAL STONE, CLAY, AND GLASS PRODUCTS             240,926
                                                                   ------------


                       SEE NOTES TO FINANCIAL STATEMENTS

2003 ANNUAL REPORT  Retirement Class o  TIAA-CREF Institutional Mutual Funds  17

      Statement of Investments - INSTITUTIONAL INTERNATIONAL EQUITY FUND -
                               September 30, 2003
--------------------------------------------------------------------------------
      SHARES                                                            VALUE
      ------                                                            -----
 TEXTILE MILL PRODUCTS--0.19%
     221,000          Mitsubishi Rayon Co Ltd .................... $    737,887
                                                                   ------------
                      TOTAL TEXTILE MILL PRODUCTS                       737,887
                                                                   ------------
 TOBACCO PRODUCTS--0.05%
          30          Japan Tobacco, Inc .........................      196,035
                                                                   ------------
                      TOTAL TOBACCO PRODUCTS                            196,035
                                                                   ------------
 TRANSPORTATION BY AIR--0.06%
      83,000        * Japan Airlines System Corp .................      232,547
                                                                   ------------
                      TOTAL TRANSPORTATION BY AIR                       232,547
                                                                   ------------
 TRANSPORTATION EQUIPMENT--2.43%
       8,627          DaimlerChrysler AG. (Regd) .................      302,804
      39,024        * Fiat S.p.A. ................................      308,574
      62,200          Honda Motor Co Ltd .........................    2,488,779
     166,000          Nissan Motor Co Ltd ........................    1,790,538
      23,400          Toyota Industries Corp .....................      439,869
     133,000          Toyota Motor Corp ..........................    3,904,937
                                                                   ------------
                      TOTAL TRANSPORTATION EQUIPMENT                  9,235,501
                                                                   ------------
 TRUCKING AND WAREHOUSING--0.32%
      91,000          Yamato Transport Co Ltd ....................    1,213,713
                                                                   ------------
                      TOTAL TRUCKING AND WAREHOUSING                  1,213,713
                                                                   ------------
 WATER TRANSPORTATION--0.11%
     103,000          Nippon Yusen Kabushiki Kaisha ..............      406,591
                                                                   ------------
                      TOTAL WATER TRANSPORTATION                        406,591
                                                                   ------------
 WHOLESALE TRADE-DURABLE GOODS--0.11%
      37,600          Mitsumi Electric Co Ltd ....................      420,713
                                                                   ------------
                      TOTAL WHOLESALE TRADE-DURABLE GOODS               420,713
                                                                   ------------
 WHOLESALE TRADE-NONDURABLE GOODS--3.95%
      74,232          Altana AG. .................................    4,736,423
     579,196          British American Tobacco plc ...............    6,221,116
      99,407          Celesio AG. ................................    4,057,542
                                                                   ------------
                      TOTAL WHOLESALE TRADE-NONDURABLE GOODS         15,015,081
                                                                   ------------
                      TOTAL COMMON STOCK
                       (COST $355,292,598)                          373,280,328
                                                                   ------------

   PRINCIPAL
   ---------
SHORT TERM INVESTMENT--0.41%
 U.S. GOVERNMENT AND AGENCY--0.41%
                      Federal Home Loan Bank (FHLB)
  $1,560,000           1.010%,10/01/03 ...........................    1,559,958
                                                                   ------------
                      TOTAL SHORT TERM INVESTMENT
                       (COST $1,560,000)                              1,559,958
                                                                   ------------
                      TOTAL PORTFOLIO--98.89%
                       (COST $357,608,191)                          375,671,981

                      OTHER ASSETS & LIABILITIES, NET--1.11%          4,217,151
                                                                   ------------
                      NET ASSETS--100.00%                          $379,889,132
                                                                   ============

------------
*  Non-income producing

At September 30, 2003, the aggregate cost of portfolio investments for federal income tax purposes was $360,091,085. Net unrealized appreciation of portfolio investments aggregated $15,580,896 of which $29,124,039 related to appreciated portfolio investments and $13,543,143 related to depreciated portfolio investments.


                        SEE NOTES TO FINANCIAL STATEMENTS

18  TIAA-CREF Institutional Mutual Funds o Retirement Class  2003 ANNUAL REPORT

         Statement of Investments - INSTITUTIONAL LARGE-CAP VALUE FUND -
                               September 30, 2003
--------------------------------------------------------------------------------

                               Summary by Industry
                                                             VALUE          %
--------------------------------------------------------------------------------
COMMON STOCK:
Apparel and Accessory Stores .......................... $    627,236       0.57%
Apparel and Other Textile Products ....................       99,771       0.09
Business Services .....................................    3,015,597       2.74
Chemicals and Allied Products .........................    5,879,568       5.34
Communications ........................................    8,598,319       7.81
Depository Institutions ...............................   20,480,815      18.60
Eating and Drinking Places ............................    1,132,425       1.03
Electric, Gas, and Sanitary Services ..................    7,142,078       6.49
Electronic and Other Electric Equipment ...............    1,096,238       1.00
Engineering and Management Services ...................    2,255,714       2.05
Fabricated Metal Products .............................      106,016       0.10
Food and Kindred Products .............................    2,129,504       1.93
Food Stores ...........................................    1,042,518       0.95
Forestry ..............................................    2,150,551       1.95
Furniture and Fixtures ................................      647,332       0.59
General Merchandise Stores ............................      532,348       0.48
Holding and Other Investment Offices ..................    3,834,857       3.48
Hotels and Other Lodging Places .......................      786,670       0.71
Industrial Machinery and Equipment ....................    7,721,983       7.01
Instruments and Related Products ......................       97,416       0.09
Insurance Agents, Brokers and Service .................        1,556       0.00
Insurance Carriers ....................................    9,229,614       8.38
Miscellaneous Retail ..................................      991,015       0.90
Motion Pictures .......................................    1,751,781       1.59
Nondepository Institutions ............................    4,192,789       3.81
Oil and Gas Extraction ................................    2,027,645       1.84
Paper and Allied Products .............................    1,043,951       0.95
Petroleum and Coal Products ...........................    8,314,150       7.55
Primary Metal Industries ..............................      392,792       0.36
Printing and Publishing ...............................      536,445       0.49
Railroad Transportation ...............................    1,169,597       1.06
Real Estate ...........................................        8,750       0.01
Rubber and Miscellaneous Plastics Products ............       55,770       0.05
Security and Commodity Brokers ........................    2,912,141       2.64
Stone, Clay, and Glass Products .......................      709,920       0.64
Tobacco Products ......................................    4,395,374       3.99
Transportation By Air .................................      341,831       0.31
Transportation Equipment ..............................    2,142,708       1.95
Trucking and Warehousing ..............................       28,885       0.03
Wholesale Trade-Nondurable Goods ......................       14,656       0.01
                                                        ------------     ------
TOTAL COMMON STOCK (COST $100,683,990) ................  109,638,326      99.57
                                                        ------------     ------

TOTAL PORTFOLIO (COST $100,683,990) ...................  109,638,326      99.57
OTHER ASSETS & LIABILITIES, NET .......................      475,398       0.43
                                                        ------------     ------
NET ASSETS ............................................ $110,113,724     100.00%
                                                        ============     =====

                       ----------------------------------

      SHARES                                                            VALUE
      ------                                                            -----
COMMON STOCK--99.57%
 APPAREL AND ACCESSORY STORES--0.57%
      35,600        * American Eagle Outfitters, Inc ............. $    529,016
       3,000          Foot Locker, Inc ...........................       48,600
       2,000          Nordstrom, Inc .............................       49,620
                                                                   ------------
                      TOTAL APPAREL AND ACCESSORY STORES                627,236
                                                                   ------------
 APPAREL AND OTHER TEXTILE PRODUCTS--0.09%
       2,300          Liz Claiborne, Inc .........................       78,315
         800          Polo Ralph Lauren Corp .....................       21,456
                                                                   ------------
                      TOTAL APPAREL AND OTHER TEXTILE PRODUCTS           99,771
                                                                   ------------
 BUSINESS SERVICES--2.74%
     116,843        * AOL Time Warner, Inc .......................    1,765,498
                                                                   ------------
      29,289        * BMC Software, Inc ..........................      407,996
         600        * Checkfree Corp .............................       12,000
       6,513        * Computer Sciences Corp .....................      244,693
         500        * DoubleClick, Inc ...........................        5,385
      39,281        * Siebel Systems, Inc ........................      381,811
      55,000        * Sun Microsystems, Inc ......................      182,050
       1,200        * VeriSign, Inc ..............................       16,164
                                                                   ------------
                      TOTAL BUSINESS SERVICES                         3,015,597
                                                                   ------------
 CHEMICALS AND ALLIED PRODUCTS--5.34%
         820          Alberto-Culver Co (Class B) ................       48,232
      21,999          Bristol-Myers Squibb Co ....................      564,494
       1,300          Colgate-Palmolive Co .......................       72,657
       7,918          Du Pont (E.I.) de Nemours & Co .............      316,799
      27,979          Merck & Co, Inc ............................    1,416,297
      32,000        * Millennium Pharmaceuticals, Inc ............      492,480
      10,400          Procter & Gamble Co ........................      965,328
      17,995          Rohm & Haas Co .............................      601,933
      21,600          Schering-Plough Corp .......................      329,184
         800          Sigma-Aldrich Corp .........................       41,552
      22,356          Wyeth ......................................    1,030,612
                                                                   ------------
                      TOTAL CHEMICALS AND ALLIED PRODUCTS             5,879,568
                                                                   ------------
 COMMUNICATIONS--7.81%
      26,100        * AT&T Wireless Services, Inc ................      213,498
      32,180          AT&T Corp ..................................      693,479
       6,958          Alltel Corp ................................      322,434
       2,200        * American Tower Corp (Class A) ..............       22,330
       3,000        * Avaya, Inc .................................       32,700
      31,006          BellSouth Corp .............................      734,222
      27,150        * Comcast Corp ...............................      838,392
       3,400        * Cox Communications, Inc (Class A) ..........      107,508
         900        * Crown Castle International Corp ............        8,469
       2,100        * Fox Entertainment Group, Inc (Class A) .....       58,779
       2,200        * InterActiveCorp ............................       72,710
      56,000        * Level 3 Communications, Inc ................      303,520
     215,194        * Lucent Technologies, Inc ...................      464,819
     111,370          SBC Communications, Inc ....................    2,477,983
         700          Telephone & Data Systems, Inc ..............       39,578
       1,600        * UnitedGlobalcom, Inc (Class A) .............        9,776
      54,310          Verizon Communications, Inc ................    1,761,816
      10,297          Viacom, Inc (Class B) ......................      394,375
       2,700        * XM Satellite Radio Holdings, Inc ...........       41,931
                                                                   ------------
                      TOTAL COMMUNICATIONS                            8,598,319
                                                                   ------------
 DEPOSITORY INSTITUTIONS--18.60%
       1,500          Associated Banc-Corp .......................       56,700
         413        * BOK Financial Corp .........................       15,558
       1,600          Bancorpsouth, Inc ..........................       35,040
      34,016          Bank Of America Corp .......................    2,654,609
       1,300          Bank Of Hawaii Corp ........................       43,654
      11,673          Bank One Corp ..............................      451,161
         500          Capitol Federal Financial ..................       14,680
      30,376          Charter One Financial, Inc .................      929,506
     116,562          Citigroup, Inc .............................    5,304,737
       1,300          Commerce Bancshares, Inc ...................       56,875
       1,035          FNB Corp ...................................       35,714
       1,047          First Midwest Bancorp, Inc .................       31,106
       1,800          First Tennessee National Corp ..............       76,428
      22,000          FleetBoston Financial Corp .................      663,300
       2,235          Fulton Financial Corp ......................       44,879
       2,800          Golden West Financial Corp .................      250,628
      34,512          Hibernia Corp (Class A) ....................      699,213
         900          Hudson City Bancorp, Inc ...................       27,756
         900          Hudson United Bancorp ......................       31,653
         542          International Bancshares Corp ..............       22,466
      21,927          J.P. Morgan Chase & Co .....................      752,754
       1,540          M & T Bank Corp ............................      134,442

                        SEE NOTES TO FINANCIAL STATEMENTS

2003 ANNUAL REPORT  Retirement Class o  TIAA-CREF Institutional Mutual Funds  19

         Statement of Investments - INSTITUTIONAL LARGE-CAP VALUE FUND -
                               September 30, 2003
--------------------------------------------------------------------------------

      SHARES                                                            VALUE
      ------                                                            -----
 DEPOSITORY INSTITUTIONS--(CONTINUED)
       1,400          Mercantile Bankshares Corp ................. $     56,000
         984          New York Community Bancorp, Inc ............       31,006
       6,300          PNC Financial Services Group, Inc ..........      299,754
         281          Park National Corp .........................       31,444
         623          People's Bank ..............................       18,653
         200          Regions Financial Corp .....................        6,850
       6,509          SouthTrust Corp ............................      191,300
       1,097          Trustmark Corp .............................       29,762
     100,470          U.S. Bancorp ...............................    2,410,275
       1,100          UnionBanCal Corp ...........................       54,560
         777          United Bankshares, Inc .....................       23,271
       1,569          Valley National Bancorp ....................       43,681
      47,162          Wachovia Corp ..............................    1,942,603
       1,512          Washington Federal, Inc ....................       38,118
         992          Webster Financial Corp .....................       39,561
      55,037          Wells Fargo & Co ...........................    2,834,406
         595          Westamerica Bancorp ........................       26,448
         800          Whitney Holding Corp .......................       27,200
       1,400          Wilmington Trust Corp ......................       43,064
                                                                   ------------
                      TOTAL DEPOSITORY INSTITUTIONS                  20,480,815
                                                                   ------------
 EATING AND DRINKING PLACES--1.03%
      18,880          McDonald's Corp ............................      444,435
      21,300          Wendy's International, Inc .................      687,990
                                                                   ------------
                      TOTAL EATING AND DRINKING PLACES                1,132,425
                                                                   ------------
 ELECTRIC, GAS, AND SANITARY SERVICES--6.49%
       1,358          AGL Resources, Inc .........................       38,255
      87,301        * Allegheny Energy, Inc ......................      797,931
      27,700          American Electric Power Co, Inc ............      831,000
       3,300        * Citizens Communications Co .................       36,993
      10,000          Duke Energy Corp ...........................      178,100
       5,200          Entergy Corp ...............................      281,580
       1,300          Equitable Resources, Inc ...................       53,430
      17,059          Exelon Corp ................................    1,083,247
       9,500          FirstEnergy Corp ...........................      303,050
       3,100          KeySpan Corp ...............................      108,748
         446          Kinder Morgan, Inc .........................       24,088
       1,600          MDU Resources Group, Inc ...................       54,048
       1,414          National Fuel Gas Co .......................       32,310
         900          Nicor, Inc .................................       31,626
       1,900          Oneok, Inc .................................       38,323
      16,400          PPL Corp ...................................      671,580
         787          Peoples Energy Corp ........................       32,566
       1,475          Philadelphia Suburban Corp .................       35,518
         670          Piedmont Natural Gas Co, Inc ...............       26,130
       1,800          Questar Corp ...............................       55,458
     116,930        * Reliant Resources, Inc .....................      598,682
      44,700          Republic Services, Inc .....................    1,012,008
      27,165          TXU Corp ...................................      640,007
         935          UGI Corp ...................................       27,050
       1,095          WGL Holdings, Inc ..........................       30,200
         435          Western Gas Resources, Inc .................       16,530
      11,000          Williams Cos, Inc ..........................      103,620
                                                                   ------------
                      TOTAL ELECTRIC, GAS, AND SANITARY SERVICES      7,142,078
                                                                   ------------
 ELECTRONIC AND OTHER ELECTRIC EQUIPMENT--1.00%
      24,765        * ASML Holding NV (New York Shs) .............      325,164
         426          Ametek, Inc ................................       18,258
     120,900        * Atmel Corp .................................      484,809
       8,300        * National Semiconductor Corp ................      268,007
                                                                   ------------
                      TOTAL ELECTRONIC AND OTHER ELECTRIC
                      EQUIPMENT                                       1,096,238
                                                                   ------------
 ENGINEERING AND MANAGEMENT SERVICES--2.05%
         900          Halliburton Co .............................       21,825
      93,312          Monsanto Co ................................    2,233,889
                                                                   ------------
                      TOTAL ENGINEERING AND MANAGEMENT SERVICES       2,255,714
                                                                   ------------
 FABRICATED METAL PRODUCTS--0.10%
       1,600          Illinois Tool Works, Inc ...................      106,016
                                                                   ------------
                      TOTAL FABRICATED METAL PRODUCTS                   106,016
                                                                   ------------
 FOOD AND KINDRED PRODUCTS--1.93%
       3,700          Coca-Cola Co ...............................      158,952
      20,935          Coors (Adolph) Co (Class B) ................    1,125,466
       3,919          General Mills, Inc .........................      184,467
       4,500          H.J. Heinz Co ..............................      154,260
       1,100          Hershey Foods Corp .........................       79,948
       1,124          J.M. Smucker Co ............................       47,388
       2,600          Kellogg Co .................................       86,710
         568          Lancaster Colony Corp ......................       22,589
       1,095          McCormick & Co, Inc (Non-Vote) .............       30,025
       4,267          PepsiCo, Inc ...............................      195,557
         400          Tootsie Roll Industries, Inc ...............       12,400
         574          Wrigley (Wm.) Jr Co ........................       31,742
                                                                   ------------
                      TOTAL FOOD AND KINDRED PRODUCTS                 2,129,504
                                                                   ------------
 FOOD STORES--0.95%
      58,339        * Kroger Co ..................................    1,042,518
                                                                   ------------
                      TOTAL FOOD STORES                               1,042,518
                                                                   ------------
 FORESTRY--1.95%
      36,793          Weyerhaeuser Co ............................    2,150,551
                                                                   ------------
                      TOTAL FORESTRY                                  2,150,551
                                                                   ------------
 FURNITURE AND FIXTURES--0.59%
         700          HON Industries, Inc ........................       25,872
       9,568        * Lear Corp ..................................      503,660
      10,000          Steelcase, Inc (Class A) ...................      117,800
                                                                   ------------
                      TOTAL FURNITURE AND FIXTURES                      647,332
                                                                   ------------
 GENERAL MERCHANDISE STORES--0.48%
      20,300          May Department Stores Co ...................      499,989
         776        * Neiman Marcus Group, Inc (Class A) .........       32,359
                                                                   ------------
                      TOTAL GENERAL MERCHANDISE STORES                  532,348
                                                                   ------------
 HOLDING AND OTHER INVESTMENT OFFICES--3.48%
      20,500          AMB Property Corp ..........................      631,605
       1,200          Arden Realty, Inc ..........................       33,504
       1,300          AvalonBay Communities, Inc .................       60,840
       1,000          BRE Properties, Inc (Class A) ..............       32,980
         514          CBL & Associates Properties, Inc ...........       25,649
         700          Camden Property Trust ......................       26,901
         572          Centerpoint Properties Trust ...............       38,959
         520          Chelsea Property Group, Inc ................       24,908
         600          Cousins Properties, Inc ....................       16,650
          11          Cross Timbers Royalty Trust ................          231
       1,600          Developers Diversified Realty Corp .........       47,792
       2,899          Duke Realty Corp ...........................       84,651
       2,400          Equity Office Properties Trust .............       66,072
       5,800          Equity Residential .........................      169,824
         975          Federal Realty Investment Trust ............       35,939
       1,300          General Growth Properties, Inc .............       93,210
       1,300          Health Care Property Investors, Inc ........       60,710
      37,580          Highwoods Properties, Inc ..................      896,659
       2,000          Kimco Realty Corp ..........................       81,940
       1,629          Liberty Property Trust .....................       60,240
       1,092          Macerich Co ................................       41,223
       1,200          Mack-Cali Realty Corp ......................       47,040
         578          Mills Corp .................................       22,744
       2,053          New Plan Excel Realty Trust ................       47,835
         880          Pan Pacific Retail Properties, Inc .........       37,840
       2,004          Popular, Inc ...............................       79,759
       2,154          Public Storage, Inc ........................       84,501
         761          Realty Income Corp .........................       30,174
         543          Regency Centers Corp .......................       20,010


                        SEE NOTES TO FINANCIAL STATEMENTS

20  TIAA-CREF Institutional Mutual Funds o Retirement Class  2003 ANNUAL REPORT

         Statement of Investments - INSTITUTIONAL LARGE-CAP VALUE FUND -
                               September 30, 2003
--------------------------------------------------------------------------------

      SHARES                                                            VALUE
      ------                                                            -----
 HOLDING AND OTHER INVESTMENT OFFICES--(CONTINUED)
       1,600          Rouse Co ................................... $     66,720
         886          Shurgard Storage Centers, Inc (Class A) ....       31,276
       2,800          Simon Property Group, Inc ..................      122,024
       2,400          United Dominion Realty Trust, Inc ..........       43,944
       1,700          Vornado Realty Trust .......................       81,668
      13,778          Washington Mutual, Inc .....................      542,440
       1,031          Weingarten Realty Investors ................       46,395
                                                                   ------------
                      TOTAL HOLDING AND OTHER INVESTMENT OFFICES      3,834,857
                                                                   ------------
 HOTELS AND OTHER LODGING PLACES--0.71%
      48,500          Hilton Hotels Corp .........................      786,670
                                                                   ------------
                      TOTAL HOTELS AND OTHER LODGING PLACES             786,670
                                                                   ------------
 INDUSTRIAL MACHINERY AND EQUIPMENT--7.01%
       1,304          Baker Hughes, Inc ..........................       38,585
      23,774          Deere & Co .................................    1,267,392
      52,116          Hewlett-Packard Co .........................    1,008,966
      28,980          International Business Machines Corp .......    2,559,803
      15,448          Pitney Bowes, Inc ..........................      591,967
      26,308        * SPX Corp ...................................    1,191,226
         425        * Smith International, Inc ...................       15,292
     121,440        * Solectron Corp .............................      710,424
      22,200          Timken Co ..................................      338,328
                                                                   ------------
                      TOTAL INDUSTRIAL MACHINERY AND EQUIPMENT        7,721,983
                                                                   ------------
 INSTRUMENTS AND RELATED PRODUCTS--0.09%
       4,300        * Agilent Technologies, Inc ..................       95,073
          33          Bard (C.R.), Inc ...........................        2,343
                                                                   ------------
                      TOTAL INSTRUMENTS AND RELATED PRODUCTS             97,416
                                                                   ------------
 INSURANCE AGENTS, BROKERS AND SERVICE--0.00%
          60        * Medco Health Solutions, Inc ................        1,556
                                                                   ------------
                      TOTAL INSURANCE AGENTS, BROKERS AND SERVICE         1,556
                                                                   ------------
 INSURANCE CARRIERS--8.38%
      44,718          Aetna, Inc .................................    2,729,140
       3,600          Aflac, Inc .................................      116,280
      16,600          Allstate Corp ..............................      606,398
      18,705          American International Group, Inc ..........    1,079,279
         253          American National Insurance Co .............       21,518
       1,350          Berkley (W.R.) Corp ........................       46,251
       2,900          Cincinnati Financial Corp ..................      115,884
         900          HCC Insurance Holdings, Inc ................       26,172
       3,100          Jefferson-Pilot Corp .......................      137,578
      14,508          Lincoln National Corp ......................      513,293
         129        * Markel Corp ................................       34,443
         540          Mercury General Corp .......................       24,181
       2,168          Old Republic International Corp ............       71,739
       4,000          Principal Financial Group ..................      123,960
      12,299          Prudential Financial, Inc ..................      459,491
      17,393          Safeco Corp ................................      613,277
         400          Transatlantic Holdings, Inc ................       28,448
     156,315          Travelers Property Casualty Corp (Class B) .    2,482,282
                                                                   ------------
                      TOTAL INSURANCE CARRIERS                        9,229,614
                                                                   ------------
 MISCELLANEOUS RETAIL--0.90%
      39,001        * Barnes & Noble, Inc ........................      991,015
                                                                   ------------
                      TOTAL MISCELLANEOUS RETAIL                        991,015
                                                                   ------------
 MOTION PICTURES--1.59%
     108,076        * Liberty Media Corp (Class A) ...............    1,077,518
      33,429          Walt Disney Co .............................      674,263
                      TOTAL MOTION PICTURES                           1,751,781
                                                                   ------------
 NONDEPOSITORY INSTITUTIONS--3.81%
      35,000          Fannie Mae .................................    2,457,000
      32,934          Freddie Mac ................................    1,724,095
          98          Student Loan Corp ..........................       11,694
                                                                   ------------
                      TOTAL NONDEPOSITORY INSTITUTIONS                4,192,789
                                                                   ------------
 OIL AND GAS EXTRACTION--1.84%
       3,700          Apache Corp ................................      256,558
       1,700          ENSCO International, Inc ...................       45,594
       1,131          Helmerich & Payne, Inc .....................       29,564
       7,100          Marathon Oil Corp ..........................      202,350
      27,357          Noble Energy, Inc ..........................    1,047,773
       8,470          Occidental Petroleum Corp ..................      298,398
       1,321          Pogo Producing Co ..........................       59,815
       1,400          Unocal Corp ................................       44,128
         562        * Varco International, Inc ...................        9,503
       1,618          XTO Energy, Inc ............................       33,962
                                                                   ------------
                      TOTAL OIL AND GAS EXTRACTION                    2,027,645
                                                                   ------------
 PAPER AND ALLIED PRODUCTS--0.95%
      20,342          Kimberly-Clark Corp ........................    1,043,951
                                                                   ------------
                      TOTAL PAPER AND ALLIED PRODUCTS                 1,043,951
                                                                   ------------
 PETROLEUM AND COAL PRODUCTS--7.55%
         600          Amerada Hess Corp ..........................       30,060
      23,685          ChevronTexaco Corp .........................    1,692,293
      15,100          ConocoPhillips .............................      826,725
     150,138          ExxonMobil Corp ............................    5,495,051
       1,577          Murphy Oil Corp ............................       92,649
         722        * Premcor, Inc ...............................       16,729
       1,700          Sunoco, Inc ................................       68,374
       2,411          Valero Energy Corp .........................       92,269
                                                                   ------------
                      TOTAL PETROLEUM AND COAL PRODUCTS               8,314,150
                                                                   ------------
 PRIMARY METAL INDUSTRIES--0.36%
      15,015          Alcoa, Inc .................................      392,792
                                                                   ------------
                      TOTAL PRIMARY METAL INDUSTRIES                    392,792
                                                                   ------------
 PRINTING AND PUBLISHING--0.49%
       5,600          Gannett Co, Inc ............................      434,336
         700          Lee Enterprises, Inc .......................       27,069
         329          Meredith Corp ..............................       15,190
          90          Washington Post Co (Class B) ...............       59,850
                                                                   ------------
                      TOTAL PRINTING AND PUBLISHING                     536,445
                                                                   ------------
 RAILROAD TRANSPORTATION--1.06%
      38,793          CSX Corp ...................................    1,134,695
         600          Union Pacific Corp .........................       34,902
                      TOTAL RAILROAD TRANSPORTATION                   1,169,597
                                                                   ------------
 REAL ESTATE--0.01%
         200          Forest City Enterprises, Inc (Class A) .....        8,750
                                                                   ------------
                      TOTAL REAL ESTATE                                   8,750
                                                                   ------------
 RUBBER AND MISCELLANEOUS PLASTICS PRODUCTS--0.05%
         700          Aptargroup, Inc ............................       25,683
         900          Reebok International Ltd ...................       30,087
                                                                   ------------
                      TOTAL RUBBER AND MISCELLANEOUS PLASTICS
                      PRODUCTS                                           55,770
                                                                   ------------
 SECURITY AND COMMODITY BROKERS--2.64%
       3,488          Franklin Resources, Inc ....................      154,204
       2,406          Goldman Sachs Group, Inc ...................      201,863
      36,299          Janus Capital Group, Inc ...................      507,097
      10,200          Lehman Brothers Holdings, Inc ..............      704,616
      10,404          Merrill Lynch & Co, Inc ....................      556,926
      15,081          Morgan Stanley .............................      760,987
         641          T Rowe Price Group, Inc ....................       26,448
                                                                   ------------
                      TOTAL SECURITY AND COMMODITY BROKERS            2,912,141
                                                                   ------------
 STONE, CLAY, AND GLASS PRODUCTS--0.64%
      20,400          Lafarge North America, Inc .................      709,920
                                                                   ------------
                      TOTAL STONE, CLAY, AND GLASS PRODUCTS             709,920
                                                                   ------------
 TOBACCO PRODUCTS--3.99%
     100,351          Altria Group, Inc ..........................    4,395,374
                                                                   ------------
                      TOTAL TOBACCO PRODUCTS                          4,395,374
                                                                   ------------


                       SEE NOTES TO FINANCIAL STATEMENTS

2003 ANNUAL REPORT  Retirement Class o  TIAA-CREF Institutional Mutual Funds  21

         Statement of Investments - INSTITUTIONAL LARGE-CAP VALUE FUND -
                               September 30, 2003
--------------------------------------------------------------------------------

      SHARES                                                            VALUE
      ------                                                            -----
 TRANSPORTATION BY AIR--0.31%
       3,822          FedEx Corp ................................. $    246,251
       5,400          Southwest Airlines Co ......................       95,580
                                                                   ------------
                      TOTAL TRANSPORTATION BY AIR                       341,831
                                                                   ------------
 TRANSPORTATION EQUIPMENT--1.95%
      23,885          Boeing Co ..................................      819,972
      38,200          Ford Motor Co ..............................      411,414
       9,500        * General Motors Corp-Hughes Electronics Corp       135,945
       2,685          Lockheed Martin Corp .......................      123,913
       2,300          Paccar, Inc ................................      171,787
       6,207          United Technologies Corp ...................      479,677
                                                                   ------------
                      TOTAL TRANSPORTATION EQUIPMENT                  2,142,708
                                                                   ------------
 TRUCKING AND WAREHOUSING--0.03%
         758        * Hunt (J.B.) Transport Services, Inc ........       19,721
         400          Werner Enterprises, Inc ....................        9,164
                                                                   ------------
                      TOTAL TRUCKING AND WAREHOUSING                     28,885
                                                                   ------------
 WHOLESALE TRADE-NONDURABLE GOODS--0.01%
         360        * Performance Food Group Co ..................       14,656
                                                                   ------------
                      TOTAL WHOLESALE TRADE-NONDURABLE GOODS             14,656
                                                                   ------------
                      TOTAL COMMON STOCK
                       (COST $100,683,990)                          109,638,326
                                                                   ------------
                      TOTAL PORTFOLIO--99.57%
                       (COST $100,683,990)                          109,638,326

                      OTHER ASSETS & LIABILITIES, NET--0.43%            475,398
                                                                   ------------
                      NET ASSETS--100.00%                          $110,113,724
                                                                   ============

------------
*  Non-income producing

At September 30, 2003, the aggregate cost of portfolio investments for federal income tax purposes was $101,489,933. Net unrealized appreciation of portfolio investments aggregated $8,148,393 of which $10,030,616 related to appreciated portfolio investments and $1,882,223 related to depreciated portfolio investments.



                        SEE NOTES TO FINANCIAL STATEMENTS

22  TIAA-CREF Institutional Mutual Funds o Retirement Class  2003 ANNUAL REPORT

         Statement of Investments - INSTITUTIONAL MID-CAP GROWTH FUND -
                               September 30, 2003
--------------------------------------------------------------------------------

                               Summary by Industry
                                                            VALUE           %
--------------------------------------------------------------------------------
COMMON STOCK:
Amusement and Recreation Services ..................... $   397,313        0.80%
Apparel and Accessory Stores ..........................    1,037,583       2.10
Apparel and Other Textile Products ....................       31,650       0.06
Automotive Dealers and Service Stations ...............      311,419       0.63
Building Materials and Garden Supplies ................       45,360       0.09
Business Services .....................................    8,207,826      16.61
Chemicals and Allied Products .........................    5,133,825      10.39
Coal Mining ...........................................       11,148       0.02
Communications ........................................    1,107,818       2.24
Depository Institutions ...............................    1,654,121       3.35
Eating and Drinking Places ............................    1,386,788       2.81
Educational Services ..................................      592,183       1.20
Electric, Gas, and Sanitary Services ..................      237,042       0.48
Electronic and Other Electric Equipment ...............    4,951,497      10.02
Engineering and Management Services ...................    1,014,014       2.05
Fabricated Metal Products .............................       78,620       0.16
Food and Kindred Products .............................      829,642       1.68
Food Stores ...........................................      661,166       1.34
Furniture and Fixtures ................................      283,836       0.58
Furniture and Homefurnishings Stores ..................      514,132       1.04
General Building Contractors ..........................       15,576       0.03
General Merchandise Stores ............................      692,872       1.40
Health Services .......................................    2,075,711       4.20
Holding and Other Investment Offices ..................      119,075       0.24
Hotels and Other Lodging Places .......................      610,497       1.24
Industrial Machinery and Equipment ....................    3,169,069       6.42
Instruments and Related Products ......................    3,026,565       6.13
Insurance Agents, Brokers and Service .................      322,020       0.65
Insurance Carriers ....................................    1,498,933       3.03
Leather and Leather Products ..........................      283,410       0.57
Metal Mining ..........................................      259,390       0.53
Miscellaneous Manufacturing Industries ................      367,824       0.74
Miscellaneous Retail ..................................    1,418,834       2.87
Nondepository Institutions ............................       88,137       0.18
Oil and Gas Extraction ................................    1,455,567       2.95
Paper and Allied Products .............................        8,112       0.02
Personal Services .....................................      830,754       1.68
Printing and Publishing ...............................      700,219       1.42
Real Estate ...........................................       25,664       0.05
Rubber and Miscellaneous Plastics Products ............      401,455       0.81
Security and Commodity Brokers ........................    1,009,480       2.04
Stone, Clay, and Glass Products .......................      292,020       0.59
Transportation By Air .................................       85,358       0.17
Transportation Equipment ..............................      496,350       1.01
Transportation Services ...............................      328,812       0.67
Trucking and Warehousing ..............................       35,565       0.07
Wholesale Trade-Durable Goods .........................      322,902       0.65
Wholesale Trade-Nondurable Goods ......................      487,339       0.99
                                                         -----------     ------
TOTAL COMMON STOCK (COST $44,259,254) .................   48,914,493      99.00
                                                         -----------     ------

TOTAL PORTFOLIO (COST $44,259,254) ....................   48,914,493      99.00
OTHER ASSETS & LIABILITIES, NET .......................      495,757       1.00
                                                         -----------     ------
NET ASSETS ............................................  $49,410,250     100.00%
                                                         ===========     ======

                         ------------------------------

      SHARES                                                            VALUE
      ------                                                            -----
COMMON STOCK--99.00%
 AMUSEMENT AND RECREATION SERVICES--0.80%
       8,500          Harrah's Entertainment, Inc ................ $    357,935
         200          International Speedway Corp (Class A) ......        8,778
       1,000          Station Casinos, Inc .......................       30,600
                                                                   ------------
                      TOTAL AMUSEMENT AND RECREATION SERVICES           397,313
                                                                   ------------
 APPAREL AND ACCESSORY STORES--2.10%
       3,900        * Abercrombie & Fitch Co (Class A) ...........      108,069
       2,100        * Chico's FAS, Inc ...........................       64,344
         300          Claire's Stores, Inc .......................       10,038
       9,900          Ross Stores, Inc ...........................      458,964
      20,400          TJX Cos, Inc ...............................      396,168
                                                                   ------------
                      TOTAL APPAREL AND ACCESSORY STORES              1,037,583
                                                                   ------------
 APPAREL AND OTHER TEXTILE PRODUCTS--0.06%
         600        * Columbia Sportswear Co .....................       31,650
                                                                   ------------
                      TOTAL APPAREL AND OTHER TEXTILE PRODUCTS ...       31,650
                                                                   ------------
 AUTOMOTIVE DEALERS AND SERVICE STATIONS--0.63%
         300        * Advance Auto Parts .........................       21,270
       1,900        * Autozone, Inc ..............................      170,107
       3,000        * Carmax, Inc ................................       97,980
         600        * O'Reilly Automotive, Inc ...................       22,062
                                                                   ------------
                      TOTAL AUTOMOTIVE DEALERS AND SERVICE
                      STATIONS                                          311,419
                                                                   ------------
 BUILDING MATERIALS AND GARDEN SUPPLIES--0.09%
       1,200          Fastenal Co ................................       45,360
                                                                   ------------
                      TOTAL BUILDING MATERIALS AND GARDEN SUPPLIES       45,360
                                                                   ------------
 BUSINESS SERVICES--16.61%
      11,500          Adobe Systems, Inc .........................      451,490
       1,700        * Affiliated Computer Services, Inc (Class A)        82,773
       7,100          Autodesk, Inc ..............................      120,842
      31,286        * BEA Systems, Inc ...........................      376,996
       3,000        * Bisys Group, Inc ...........................       39,450
      10,000        * BMC Software, Inc ..........................      139,300
      34,261        * Brocade Communications Systems, Inc ........      178,842
         700        * Ceridian Corp ..............................       13,034
         700          Certegy, Inc ...............................       22,477
         500        * Checkfree Corp .............................       10,000
      12,154        * ChoicePoint, Inc ...........................      407,159
       6,900        * Citrix Systems, Inc ........................      152,352
         300        * Cognizant Technology Solutions Corp ........       10,941
       7,300        * Cognos, Inc ................................      226,446
       1,000        * D&B Corp ...................................       41,540
       1,400        * DoubleClick, Inc ...........................       15,078
      11,000        * DST Systems, Inc ...........................      413,600
       5,500        * Electronic Arts, Inc .......................      507,265
       5,948          Equifax, Inc ...............................      132,462
         500          Factset Research Systems, Inc ..............       22,175
         500          Fair Isaac Corp ............................       29,480
       8,991        * Fiserv, Inc ................................      325,744
       4,200        * Getty Images, Inc ..........................      147,672
         700          GTECH Holdings Corp ........................       29,995
         500          Henry (Jack) & Associates, Inc .............        8,695
       7,900          IMS Health, Inc ............................      166,690
       9,328        * Intuit, Inc ................................      449,983
         600        * Iron Mountain, Inc .........................       21,540
      24,400        * Juniper Networks, Inc ......................      364,048
       9,100        * Lamar Advertising Co .......................      266,994
       1,200        * Macromedia, Inc ............................       29,688
         700          Manpower, Inc ..............................       25,970
       3,100        * Mercury Interactive Corp ...................      140,771
       8,300        * Monster Worldwide, Inc .....................      208,994
       1,300        * NetScreen Technologies, Inc ................       28,899
       3,100        * Network Associates, Inc ....................       42,656
       9,523        * Peoplesoft, Inc ............................      173,223
         300        * RealNetworks, Inc ..........................        1,965
       1,400        * Red Hat, Inc ...............................       14,140
       1,850        * Rent-A-Center, Inc .........................       59,755
         400          Reynolds & Reynolds Co (Class A) ...........       11,020
       5,100        * Robert Half International, Inc .............       99,450
      36,100        * Sapient Corp ...............................      129,599
      10,500        * Siebel Systems, Inc ........................      102,060


                       SEE NOTES TO FINANCIAL STATEMENTS

2003 ANNUAL REPORT  Retirement Class o  TIAA-CREF Institutional Mutual Funds  23

         Statement of Investments - INSTITUTIONAL MID-CAP GROWTH FUND -
                               September 30, 2003
--------------------------------------------------------------------------------

      SHARES                                                            VALUE
      ------                                                            -----
 BUSINESS SERVICES--(CONTINUED)
      24,400        * SunGard Data Systems, Inc .................. $    641,964
       8,900        * Symantec Corp ..............................      560,878
       6,500        * Synopsys, Inc ..............................      200,005
       3,100        * Unisys Corp ................................       41,943
       5,300        * VeriSign, Inc ..............................       71,391
       8,300        * WebMD Corp .................................       74,036
      12,400        * Westwood One, Inc ..........................      374,356
                                                                   ------------
                      TOTAL BUSINESS SERVICES                         8,207,826
                                                                   ------------
 CHEMICALS AND ALLIED PRODUCTS--10.39%
       2,436          Alcon, Inc .................................      136,781
       6,600          Allergan, Inc ..............................      519,618
       9,400        * Amylin Pharmaceuticals, Inc ................      265,456
         300        * Andrx Corp .................................        5,553
       4,571        * Angiotech Pharmaceuticals, Inc .............      199,524
       3,500          Avery Dennison Corp ........................      176,820
       5,800        * Barr Laboratories, Inc .....................      395,618
       7,000        * Biogen, Inc ................................      267,610
         700        * Cephalon, Inc ..............................       32,144
         600        * Charles River Laboratories International, Inc      18,414
       1,900        * Chiron Corp ................................       98,211
       1,600          Clorox Co ..................................       73,392
         400          Dial Corp ..................................        8,616
      17,814          Ecolab, Inc ................................      449,804
       1,400          Estee Lauder Cos (Class A) .................       47,740
       2,800        * Gilead Sciences, Inc .......................      156,604
       2,400        * ICOS Corp ..................................       91,968
      12,300        * IDEC Pharmaceuticals Corp ..................      407,745
         700        * ImClone Systems, Inc .......................       27,104
         600          International Flavors & Fragrances, Inc ....       19,848
       1,700        * IVAX Corp ..................................       33,320
         200        * King Pharmaceuticals, Inc ..................        3,030
         200          Medicis Pharmaceutical Corp (Class A) ......       11,720
      12,800        * MedImmune, Inc .............................      422,528
      19,600        * Millennium Pharmaceuticals, Inc ............      301,644
      16,600          Mylan Laboratories, Inc ....................      641,590
         100        * Neurocrine Biosciences, Inc ................        4,952
         300        * Pharmaceutical Resources, Inc ..............       20,466
       1,100          Praxair, Inc ...............................       68,145
         600        * Sepracor, Inc ..............................       16,524
       8,499          Serono S.A. ADR ............................      139,214
       1,300        * SICOR, Inc .................................       25,064
         906          Sigma-Aldrich Corp .........................       47,058
                                                                   ------------
                      TOTAL CHEMICALS AND ALLIED PRODUCTS             5,133,825
                                                                   ------------
 COAL MINING--0.02%
         600          Consol Energy, Inc .........................       11,148
                                                                   ------------
                      TOTAL COAL MINING                                  11,148
                                                                   ------------
 COMMUNICATIONS--2.24%
       3,300       b* Adelphia Business Solutions, Inc ...........           36
         300        * Cablevision Systems Corp (Class A) .........        5,430
      10,400        * Cox Radio, Inc (Class A) ...................      227,448
         300        * Entercom Communications Corp ...............       13,446
      11,000        * Foundry Networks, Inc ......................      236,610
      25,812        * Nextel Partners, Inc (Class A) .............      202,624
       6,600        * Qwest Communications International, Inc ....       22,440
      41,351        * Sprint Corp (PCS Group) ....................      236,941
       5,100        * Univision Communications, Inc (Class A) ....      162,843
                                                                   ------------
                      TOTAL COMMUNICATIONS                            1,107,818
                                                                   ------------
 DEPOSITORY INSTITUTIONS--3.35%
      11,000          Charter One Financial, Inc .................      336,600
      20,200        * Concord EFS, Inc ...........................      276,134
         200          First Bancorp (Puerto Rico) ................        6,150
      11,200          New York Community Bancorp, Inc ............      352,912
       8,500          Synovus Financial Corp .....................      212,415
       9,800          TCF Financial Corp .........................      469,910
                                                                   ------------
                      TOTAL DEPOSITORY INSTITUTIONS                   1,654,121
                                                                   ------------
 EATING AND DRINKING PLACES--2.81%
       4,900          Applebee's International, Inc ..............      154,252
       1,100        * Aramark Corp (Class B) .....................       27,533
      14,900        * Brinker International, Inc .................      497,064
         200          CBRL Group, Inc ............................        7,096
       4,800          Darden Restaurants, Inc ....................       91,200
       1,000        * Krispy Kreme Doughnuts, Inc ................       38,500
         600          Outback Steakhouse, Inc ....................       22,722
       1,534          Ruby Tuesday, Inc ..........................       36,985
         700        * The Cheesecake Factory, Inc ................       25,319
       3,037          Wendy's International, Inc .................       98,095
      13,100        * Yum! Brands, Inc ...........................      388,022
                                                                   ------------
                      TOTAL EATING AND DRINKING PLACES                1,386,788
                                                                   ------------
 EDUCATIONAL SERVICES--1.20%
         500        * Apollo Group, Inc (University Of Phoenix
                        Online) ..................................       33,290
       9,804        * Career Education Corp ......................      444,121
         200        * Corinthian Colleges, Inc ...................       11,432
       1,000        * DeVry, Inc .................................       23,660
         800        * Education Management Corp ..................       46,136
         700        * ITT Educational Services, Inc ..............       33,544
                                                                   ------------
                      TOTAL EDUCATIONAL SERVICES                        592,183
                                                                   ------------
 ELECTRIC, GAS, AND SANITARY SERVICES--0.48%
      20,300        * AES Corp ...................................      150,626
       1,600          Kinder Morgan, Inc .........................       86,416
                                                                   ------------
                      TOTAL ELECTRIC, GAS, AND SANITARY SERVICES        237,042
                                                                   ------------
 ELECTRONIC AND OTHER ELECTRIC EQUIPMENT--10.02%
         200          Adtran, Inc ................................       12,236
       8,300        * Advanced Fibre Communications, Inc .........      174,051
     149,500        * Agere Systems, Inc (Class B) ...............      432,055
      17,600        * Altera Corp ................................      332,640
         100          Ametek, Inc ................................        4,286
         900        * Amkor Technology, Inc ......................       12,789
      57,300        * Atmel Corp .................................      229,773
       8,100        * Broadcom Corp (Class A) ....................      215,622
       1,400        * CIENA Corp .................................        8,274
      10,900        * Comverse Technology, Inc ...................      163,064
       1,200        * Cree, Inc ..................................       22,224
       8,800        * Cypress Semiconductor Corp .................      155,584
       6,900        * Energizer Holdings, Inc ....................      253,713
         500          Harman International Industries, Inc .......       49,175
         500        * Integrated Circuit Systems, Inc ............       15,020
       1,600        * Interdigital Communications Corp ...........       24,000
         900          Intersil Corp (Class A) ....................       21,420
       5,300        * Jabil Circuit, Inc .........................      138,065
      52,200        * JDS Uniphase Corp ..........................      187,920
         700        * L-3 Communications Holdings, Inc ...........       30,275
       1,400          Maytag Corp ................................       34,958
       2,600        * McData Corp (Class A) ......................       31,122
       8,867          Microchip Technology, Inc ..................      212,276
      12,600        * Micron Technology, Inc .....................      169,092
       3,100          Molex, Inc .................................       88,629
      13,600        * National Semiconductor Corp ................      439,144
       8,400        * Novellus Systems, Inc ......................      283,500
       5,300        * Nvidia Corp ................................       84,328
       8,400        * PMC-Sierra, Inc ............................      110,804
       9,900        * QLogic Corp ................................      465,399
       3,500        * Rambus, Inc ................................       58,730
       2,600          Rockwell Collins, Inc ......................       65,650
      34,986        * Sanmina-SCI Corp ...........................      339,364
       1,000        * Tellabs, Inc ...............................        6,790
       2,500        * Utstarcom, Inc .............................       79,525
                                                                   ------------
                      TOTAL ELECTRONIC AND OTHER ELECTRIC EQUIPMENT   4,951,497
                                                                   ------------

                        SEE NOTES TO FINANCIAL STATEMENTS

24  TIAA-CREF Institutional Mutual Funds o Retirement Class  2003 ANNUAL REPORT

         Statement of Investments - INSTITUTIONAL MID-CAP GROWTH FUND -
                               September 30, 2003
--------------------------------------------------------------------------------

      SHARES                                                            VALUE
      ------                                                            -----
 ENGINEERING AND MANAGEMENT SERVICES--2.05%
         300        * Affymetrix, Inc ............................ $      6,297
         900        * Celgene Corp ...............................       38,997
       5,800        * Corporate Executive Board Co ...............      272,310
       5,300        * Jacobs Engineering Group, Inc ..............      239,030
       5,358          Moody's Corp ...............................      294,529
         469        * Pharmaceutical Product Development, Inc ....       11,251
       2,500        * Quest Diagnostics, Inc .....................      151,600
                                                                   ------------
                      TOTAL ENGINEERING AND MANAGEMENT SERVICES       1,014,014
                                                                   ------------
 FABRICATED METAL PRODUCTS--0.16%
         400        * Alliant Techsystems, Inc ...................       19,220
       1,100          Ball Corp ..................................       59,400
                                                                   ------------
                      TOTAL FABRICATED METAL PRODUCTS                    78,620
                                                                   ------------
 FOOD AND KINDRED PRODUCTS--1.68%
      11,100        * Constellation Brands, Inc (Class A) ........      338,439
      10,300        * Dean Foods Co ..............................      319,609
       1,200          Hershey Foods Corp .........................       87,216
       4,100          Pepsi Bottling Group, Inc ..................       84,378
                                                                   ------------
                      TOTAL FOOD AND KINDRED PRODUCTS                   829,642
                                                                   ------------
 FOOD STORES--1.34%
      19,700        * Starbucks Corp .............................      567,360
       1,700        * Whole Foods Market, Inc ....................       93,806
                                                                   ------------
                      TOTAL FOOD STORES                                 661,166
                                                                   ------------
 FURNITURE AND FIXTURES--0.58%
       1,300          HON Industries, Inc ........................       48,048
       1,600          Herman Miller, Inc .........................       36,432
         200          Leggett & Platt, Inc .......................        4,326
       9,000          Newell Rubbermaid, Inc .....................      195,030
                                                                   ------------
                      TOTAL FURNITURE AND FIXTURES                      283,836
                                                                   ------------
 FURNITURE AND HOMEFURNISHINGS STORES--1.04%
         200          Pier 1 Imports, Inc ........................        3,848
       7,800          RadioShack Corp ............................      221,598
      10,700        * Williams-Sonoma, Inc .......................      288,686
                                                                   ------------
                      TOTAL FURNITURE AND HOMEFURNISHINGS STORES        514,132
                                                                   ------------
 GENERAL BUILDING CONTRACTORS--0.03%
         200          Centex Corp ................................       15,576
                                                                   ------------
                      TOTAL GENERAL BUILDING CONTRACTORS                 15,576
                                                                   ------------
 GENERAL MERCHANDISE STORES--1.40%
         600        * 99 Cents Only Stores .......................       19,404
      13,100          Dollar General Corp ........................      262,000
       4,900        * Dollar Tree Stores, Inc ....................      164,150
       6,200          Family Dollar Stores, Inc ..................      247,318
                                                                   ------------
                      TOTAL GENERAL MERCHANDISE STORES                  692,872
                                                                   ------------
 HEALTH SERVICES--4.20%
      11,500        * Caremark Rx, Inc ...........................      259,900
         700        * Coventry Health Care, Inc ..................       36,918
      11,645        * DaVita, Inc ................................      370,660
       5,287        * Express Scripts, Inc .......................      323,300
       1,400        * First Health Group Corp ....................       36,610
      20,300          Health Management Associates, Inc (Class A)       442,743
      13,500        * Laboratory Corp Of America Holdings ........      387,450
       3,100        * Lincare Holdings, Inc ......................      113,615
       2,800        * Triad Hospitals, Inc .......................       84,784
         399        * Universal Health Services, Inc (Class B) ...       19,731
                                                                   ------------
                      TOTAL HEALTH SERVICES                           2,075,711
                                                                   ------------
 HOLDING AND OTHER INVESTMENT OFFICES--0.24%
       1,200          Chelsea Property Group, Inc ................       57,480
       1,200          Cousins Properties, Inc ....................       33,300
         300          Mills Corp .................................       11,805
         100          Popular, Inc ...............................        3,980
         300          Rouse Co ...................................       12,510
                                                                   ------------
                      TOTAL HOLDING AND OTHER INVESTMENT OFFICES        119,075
                                                                   ------------
 HOTELS AND OTHER LODGING PLACES--1.24%
      29,200          Hilton Hotels Corp .........................      473,624
       3,100          Marriott International, Inc (Class A) ......      133,393
         100          Starwood Hotels & Resorts Worldwide, Inc ...        3,480
                                                                   ------------
                      TOTAL HOTELS AND OTHER LODGING PLACES             610,497
                                                                   ------------
 INDUSTRIAL MACHINERY AND EQUIPMENT--6.42%
       1,300        * American Standard Cos, Inc .................      109,525
         500        * Avocent Corp ...............................       15,145
       6,700          Black & Decker Corp ........................      271,685
         689        * Cooper Cameron Corp ........................       31,839
         500          Donaldson Co, Inc ..........................       26,950
       8,500        * Emulex Corp ................................      216,495
         300        * FMC Technologies, Inc ......................        6,426
       5,700          Graco, Inc .................................      214,035
       1,300        * Grant Prideco, Inc .........................       13,247
      15,600          International Game Technology ..............      439,140
       1,800          ITT Industries, Inc ........................      107,712
       3,900        * Lam Research Corp ..........................       86,385
       5,800        * Lexmark International, Inc .................      365,458
         200        * National-Oilwell, Inc ......................        3,628
      10,400        * Network Appliance, Inc .....................      213,512
      11,000          Pall Corp ..................................      246,840
       7,800          Pitney Bowes, Inc ..........................      298,896
       1,000        * Sandisk Corp ...............................       63,740
       1,600        * Smith International, Inc ...................       57,568
      33,200        * Solectron Corp .............................      194,220
         500        * SPX Corp ...................................       22,640
         700        * Storage Technology Corp ....................       16,898
       8,900          Symbol Technologies, Inc ...................      106,355
         200        * Xerox Corp .................................        2,052
         750        * Zebra Technologies Corp (Class A) ..........       38,678
                                                                   ------------
                      TOTAL INDUSTRIAL MACHINERY AND EQUIPMENT        3,169,069
                                                                   ------------
 INSTRUMENTS AND RELATED PRODUCTS--6.13%
       7,300          Applera Corp (Applied Biosystems Group) ....      162,863
         700          Bard (C.R.), Inc ...........................       49,700
       1,200          Beckman Coulter, Inc .......................       54,648
      11,200          Biomet, Inc ................................      376,432
       1,400          Dentsply International, Inc ................       62,776
       1,100        * Edwards Lifesciences Corp ..................       29,788
         500        * Fisher Scientific International, Inc .......       19,845
       6,550        * KLA-Tencor Corp ............................      336,670
         400        * Mettler-Toledo International, Inc ..........       14,380
         500        * Millipore Corp .............................       23,030
       7,800        * MKS Instruments, Inc .......................      168,948
       6,200        * Resmed, Inc ................................      272,676
         200        * Respironics, Inc ...........................        8,356
         700        * Steris Corp ................................       16,114
       5,100        * Teradyne, Inc ..............................       94,860
       6,900        * Varian Medical Systems, Inc ................      396,612
       4,900        * Waters Corp ................................      134,407
      14,600        * Zimmer Holdings, Inc .......................      804,460
                                                                   ------------
                      TOTAL INSTRUMENTS AND RELATED PRODUCTS          3,026,565
                                                                   ------------
 INSURANCE AGENTS, BROKERS AND SERVICE--0.65%
         600          Brown & Brown, Inc .........................       18,468
         900          Gallagher (Arthur J.) & Co .................       25,452
      10,300        * National Financial Partners Corp ...........      278,100
                                                                   ------------
                      TOTAL INSURANCE AGENTS, BROKERS AND SERVICE       322,020
                                                                   ------------
 INSURANCE CARRIERS--3.03%
       7,000        * AdvancePCS .................................      318,990
       9,800          Aetna, Inc .................................      598,094
       4,200        * Anthem, Inc ................................      299,586
         500        * Health Net, Inc ............................       15,835
         600        * Markel Corp ................................      160,200
         700        * Mid Atlantic Medical Services, Inc .........       36,001



                       SEE NOTES TO FINANCIAL STATEMENTS

2003 ANNUAL REPORT  Retirement Class o  TIAA-CREF Institutional Mutual Funds  25

         Statement of Investments - INSTITUTIONAL MID-CAP GROWTH FUND -
                               September 30, 2003
--------------------------------------------------------------------------------

      SHARES                                                            VALUE
      ------                                                            -----
 INSURANCE CARRIERS--(CONTINUED)
       1,700        * Oxford Health Plans, Inc ................... $     70,227
                                                                   ------------
                      TOTAL INSURANCE CARRIERS                        1,498,933
                                                                   ------------
 LEATHER AND LEATHER PRODUCTS--0.57%
       4,800        * Coach, Inc .................................      262,080
         500        * Timberland Co (Class A) ....................       21,330
                                                                   ------------
                      TOTAL LEATHER AND LEATHER PRODUCTS                283,410
                                                                   ------------
 METAL MINING--0.53%
       6,500          Freeport-McMoRan Copper & Gold, Inc (Class A)     215,150
       2,000          Southern Peru Copper Corp ..................       44,240
                                                                   ------------
                      TOTAL METAL MINING                                259,390
                                                                   ------------
 MISCELLANEOUS MANUFACTURING INDUSTRIES--0.74%
      19,400          Mattel, Inc ................................      367,824
                                                                   ------------
                      TOTAL MISCELLANEOUS MANUFACTURING INDUSTRIES      367,824
                                                                   ------------
 MISCELLANEOUS RETAIL--2.87%
       7,400        * Barnes & Noble, Inc ........................      188,034
       1,000        * Marvel Enterprises, Inc ....................       22,250
       1,100          Michaels Stores, Inc .......................       44,836
         300          Omnicare, Inc ..............................       10,818
         100          Petsmart, Inc ..............................        2,270
      13,100        * Rite Aid Corp ..............................       67,596
      40,100        * Staples, Inc ...............................      952,375
       3,500          Tiffany & Co ...............................      130,655
                                                                   ------------
                      TOTAL MISCELLANEOUS RETAIL                      1,418,834
                                                                   ------------
 NONDEPOSITORY INSTITUTIONS--0.18%
       1,800          Doral Financial Corp .......................       84,600
         300        * Providian Financial Corp ...................        3,537
                                                                   ------------
                      TOTAL NONDEPOSITORY INSTITUTIONS                   88,137
                                                                   ------------
 OIL AND GAS EXTRACTION--2.95%
      14,500        * BJ Services Co .............................      495,465
       7,000          Chesapeake Energy Corp .....................       75,460
         700          ENSCO International, Inc ...................       18,774
       3,500          EOG Resources, Inc .........................      146,090
         400        * Key Energy Services, Inc ...................        3,860
       6,600          Noble Energy, Inc ..........................      252,780
       2,600        * Patterson-UTI Energy, Inc ..................       70,382
         500        * Pioneer Natural Resources Co ...............       12,730
       1,600        * Pride International, Inc ...................       27,120
       9,500        * Rowan Cos, Inc .............................      233,510
         700        * Varco International, Inc ...................       11,837
         200        * Westport Resources Corp ....................        4,708
       4,900          XTO Energy, Inc ............................      102,851
                                                                   ------------
                      TOTAL OIL AND GAS EXTRACTION                    1,455,567
                                                                   ------------
 PAPER AND ALLIED PRODUCTS--0.02%
         400        * Pactiv Corp ................................        8,112
                                                                   ------------
                      TOTAL PAPER AND ALLIED PRODUCTS                     8,112
                                                                   ------------
 PERSONAL SERVICES--1.68%
       5,100          Cintas Corp ................................      187,884
       7,800          H & R Block, Inc ...........................      336,570
         600          Regis Corp .................................       19,260
       6,900        * Weight Watchers International, Inc .........      287,040
                                                                   ------------
                      TOTAL PERSONAL SERVICES                           830,754
                                                                   ------------
 PRINTING AND PUBLISHING--1.42%
      10,700          Belo Corp (Class A) ........................      259,475
       7,400          New York Times Co (Class A) ................      321,604
       1,400          Scripps (E.W.) Co (Class A) ................      119,140
                                                                   ------------
                      TOTAL PRINTING AND PUBLISHING                     700,219
                                                                   ------------
 REAL ESTATE--0.05%
         800          St. Joe Co .................................       25,664
                                                                   ------------
                      TOTAL REAL ESTATE                                  25,664
                                                                   ------------
 RUBBER AND MISCELLANEOUS PLASTICS PRODUCTS--0.81%
       8,500        * Sealed Air Corp ............................      401,455
                                                                   ------------
                      TOTAL RUBBER AND MISCELLANEOUS PLASTICS
                      PRODUCTS                                          401,455
                                                                   ------------
 SECURITY AND COMMODITY BROKERS--2.04%
       1,300        * Affiliated Managers Group, Inc .............       81,640
       5,648        * Ameritrade Holding Corp ....................       63,540
       1,400        * E*trade Group, Inc .........................       12,964
         700          Eaton Vance Corp ...........................       23,436
       9,100          Federated Investors, Inc (Class B) .........      252,070
       1,100          Investors Financial Services Corp ..........       34,540
       5,800          Legg Mason, Inc ............................      418,760
         700          Neuberger Berman, Inc ......................       29,309
       1,200          SEI Investments Co .........................       39,000
         800          T Rowe Price Group, Inc ....................       33,008
         900          Waddell & Reed Financial, Inc (Class A) ....       21,213
                                                                   ------------
                      TOTAL SECURITY AND COMMODITY BROKERS            1,009,480
                                                                   ------------
 STONE, CLAY, AND GLASS PRODUCTS--0.59%
      31,000        * Corning, Inc ...............................      292,020
                                                                   ------------
                      TOTAL STONE, CLAY, AND GLASS PRODUCTS             292,020
                                                                   ------------
 TRANSPORTATION BY AIR--0.17%
       1,400        * JetBlue Airways Corp .......................       85,358
                                                                   ------------
                      TOTAL TRANSPORTATION BY AIR                        85,358
                                                                   ------------
 TRANSPORTATION EQUIPMENT--1.01%
       4,635          Autoliv, Inc ...............................      139,838
       2,100          Gentex Corp ................................       73,164
       5,100        * Navistar International Corp ................      190,128
         300          Polaris Industries, Inc ....................       22,245
       2,500        * United Defense Industries, Inc .............       70,975
                                                                   ------------
                      TOTAL TRANSPORTATION EQUIPMENT                    496,350
                                                                   ------------
 TRANSPORTATION SERVICES--0.67%
       7,542          C.H. Robinson Worldwide, Inc ...............      280,638
       1,400          Expeditors International Of Washington, Inc        48,174
                                                                   ------------
                      TOTAL TRANSPORTATION SERVICES                     328,812
                                                                   ------------
 TRUCKING AND WAREHOUSING--0.07%
         400        * Hunt (J.B.) Transport Services, Inc ........       10,408
         200        * Swift Transportation Co, Inc ...............        4,538
         900          Werner Enterprises, Inc ....................       20,619
                                                                   ------------
                      TOTAL TRUCKING AND WAREHOUSING                     35,565
                                                                   ------------
 WHOLESALE TRADE-DURABLE GOODS--0.65%
      11,600        * Arrow Electronics, Inc .....................      213,324
       1,100          CDW Corp ...................................       63,514
         800        * Patterson Dental Co ........................       46,064
                                                                   ------------
                      TOTAL WHOLESALE TRADE-DURABLE GOODS               322,902
                                                                   ------------
 WHOLESALE TRADE-NONDURABLE GOODS--0.99%
       4,200          AmerisourceBergen Corp .....................      227,010
         103        * Henry Schein, Inc ..........................        5,840
       7,400          McKesson Corp ..............................      246,346
         200        * Performance Food Group Co ..................        8,143
                                                                   ------------
                      TOTAL WHOLESALE TRADE-NONDURABLE GOODS            487,339
                                                                   ------------
                      TOTAL COMMON STOCK
                       (COST $44,259,254)                            48,914,493
                                                                   ------------
                      TOTAL PORTFOLIO--99.00%
                       (COST $44,259,254)                            48,914,493

                      OTHER ASSETS & LIABILITIES, NET--1.00%            495,757
                                                                   ------------
                      NET ASSETS--100.00%                          $ 49,410,250
                                                                   ============

------------
*  Non-income producing
b  In bankruptcy

At September 30, 2003, the aggregate cost of portfolio investments for federal income tax purposes was $44,723,302. Net unrealized appreciation of portfolio investments aggregated $4,191,191 of which $5,266,091 related to appreciated portfolio investments and $1,074,900 related to depreciated portfolio investments.

                        SEE NOTES TO FINANCIAL STATEMENTS

26  TIAA-CREF Institutional Mutual Funds o Retirement Class  2003 ANNUAL REPORT

Statement of Investments - INSTITUTIONAL MID-CAP VALUE FUND - September 30, 2003
--------------------------------------------------------------------------------

                               Summary by Industry
                                                             VALUE           %
--------------------------------------------------------------------------------
COMMON STOCK:
Amusement and Recreation Services ...................... $   127,145       0.44%
Apparel and Accessory Stores ...........................     201,086       0.69
Apparel and Other Textile Products .....................     251,502       0.86
Business Services ......................................   1,402,728       4.81
Chemicals and Allied Products ..........................   1,510,316       5.19
Communications .........................................   1,266,608       4.34
Depository Institutions ................................   3,161,771      10.85
Eating and Drinking Places .............................     338,155       1.16
Electric, Gas, and Sanitary Services ...................   3,763,980      12.91
Electronic and Other Electric Equipment ................     771,520       2.65
Engineering and Management Services ....................     648,639       2.22
Fabricated Metal Products ..............................     208,153       0.71
Food and Kindred Products ..............................     863,112       2.96
Food Stores ............................................     356,075       1.22
Furniture and Fixtures .................................     419,527       1.44
Furniture and Homefurnishings Stores ...................     161,676       0.55
General Merchandise Stores .............................     513,398       1.76
Health Services ........................................     336,623       1.15
Holding and Other Investment Offices ...................   2,838,804       9.74
Hotels and Other Lodging Places ........................     282,471       0.97
Industrial Machinery and Equipment .....................   1,859,840       6.38
Instruments and Related Products .......................     413,084       1.42
Insurance Carriers .....................................   2,715,978       9.32
Miscellaneous Retail ...................................     278,087       0.95
Motion Pictures ........................................      16,800       0.06
Nondepository Institutions .............................     132,772       0.46
Oil and Gas Extraction .................................   1,258,210       4.32
Paper and Allied Products ..............................     566,620       1.94
Printing and Publishing ................................     222,707       0.76
Railroad Transportation ................................     312,712       1.07
Security and Commodity Brokers .........................     601,275       2.06
Stone, Clay, and Glass Products ........................     324,858       1.12
Textile Mill Products ..................................     173,022       0.59
Tobacco Products .......................................     180,527       0.62
Transportation By Air ..................................      67,099       0.23
Transportation Equipment ...............................     179,524       0.62
Wholesale Trade-Nondurable Goods .......................     134,882       0.46
                                                         -----------     ------
TOTAL COMMON STOCK (COST $26,785,906) ..................  28,861,286      99.00
                                                         -----------     ------
TOTAL PORTFOLIO (COST $26,785,906) .....................  28,861,286      99.00
OTHER ASSETS & LIABILITIES, NET ........................     292,402       1.00
                                                         -----------     ------
NET ASSETS ............................................. $29,153,688     100.00%
                                                         ===========     ======

                             ----------------------

      SHARES                                                            VALUE
      ------                                                            -----
COMMON STOCK--99.00%
 AMUSEMENT AND RECREATION SERVICES--0.44%
       5,611        * WMS Industries, Inc ......................... $    27,145
                                                                    -----------
                      TOTAL AMUSEMENT AND RECREATION SERVICES           127,145
                                                                    -----------
 APPAREL AND ACCESSORY STORES--0.69%
      13,532        * American Eagle Outfitters, Inc ..............     201,086
                                                                    -----------
                      TOTAL APPAREL AND ACCESSORY STORES                201,086
                                                                    -----------
 APPAREL AND OTHER TEXTILE PRODUCTS--0.86%
       8,403          Jones Apparel Group, Inc ....................     251,502
                                                                    -----------
                      TOTAL APPAREL AND OTHER TEXTILE PRODUCTS          251,502
                                                                    -----------
 BUSINESS SERVICES--4.81%
      11,162        * BMC Software, Inc ...........................     155,487
      24,679        * Brocade Communications Systems, Inc .........     128,824
       3,404        * Computer Sciences Corp ......................     127,888
       7,842        * Convergys Corp ..............................     143,822
         900          Deluxe Corp .................................      36,126
       8,620          Electronic Data Systems Corp ................     174,124
         208          GTECH Holdings Corp .........................       8,913
       4,520          Manpower, Inc ...............................     167,692
      20,978        * Siebel Systems, Inc .........................     203,906
      10,718          Viad Corp ...................................     255,946
                                                                    -----------
                      TOTAL BUSINESS SERVICES                         1,402,728
                                                                    -----------
 CHEMICALS AND ALLIED PRODUCTS--5.19%
       1,100          Alberto-Culver Co (Class B) .................      64,702
       1,800          Clorox Co ...................................      82,566
      14,234          Dial Corp ...................................     306,600
       7,438          International Flavors & Fragrances, Inc .....     246,049
      17,345        * Millennium Chemicals, Inc ...................     165,645
       9,626        * Millennium Pharmaceuticals, Inc .............     148,144
         600          PPG Industries, Inc .........................      31,332
       7,932          Rohm & Haas Co ..............................     265,325
       1,078          Sigma-Aldrich Corp ..........................      55,991
       3,086          Valspar Corp ................................     143,962
                                                                    -----------
                      TOTAL CHEMICALS AND ALLIED PRODUCTS             1,510,316
                                                                    -----------
 COMMUNICATIONS--4.34%
      14,660        * Avaya, Inc ..................................     159,794
       3,503        * Entercom Communications Corp ................     157,004
       7,800        * Hearst-Argyle Television, Inc ...............     188,760
      36,527        * Level 3 Communications, Inc .................     197,976
     164,721        * Lucent Technologies, Inc ....................     355,798
       3,666          Telephone & Data Systems, Inc ...............     207,276
                                                                    -----------
                      TOTAL COMMUNICATIONS                            1,266,608
                                                                    -----------
 DEPOSITORY INSTITUTIONS--10.85%
         131          AmSouth Bancorp .............................       2,780
       9,460          Astoria Financial Corp ......................     292,314
       2,630          Bank Of Hawaii Corp .........................      88,315
         473        * BOK Financial Corp ..........................      17,818
         600          Capitol Federal Financial ...................      17,616
      14,951          Charter One Financial, Inc ..................     457,501
         200          Comerica, Inc ...............................       9,320
       1,597          Commerce Bancshares, Inc ....................      69,869
       4,052          First Tennessee National Corp ...............     172,048
       1,379          FNB Corp ....................................      47,603
      14,134          Hibernia Corp (Class A) .....................     286,355
       1,343          Hudson City Bancorp, Inc ....................      41,418
       1,100          IndyMac Bancorp, Inc ........................      25,487
         341          International Bancshares Corp ...............      14,134
       5,620          New York Community Bancorp, Inc .............     177,086
      10,367          North Fork Bancorp, Inc .....................     360,253
         200          Park National Corp ..........................      22,380
       4,348          Regions Financial Corp ......................     148,919
       5,800          SouthTrust Corp .............................     170,462
       5,785          TCF Financial Corp ..........................     277,391
         622          Trustmark Corp ..............................      16,875
       4,603          Union Planters Corp .........................     145,639
       4,808          UnionBanCal Corp ............................     238,477
         315          Valley National Bancorp .....................       8,770
       2,100          Washington Federal, Inc .....................      52,941
                                                                    -----------
                      TOTAL DEPOSITORY INSTITUTIONS                   3,161,771
                                                                    -----------
 EATING AND DRINKING PLACES--1.16%
          45          CBRL Group, Inc .............................       1,597
      10,798          Darden Restaurants, Inc .....................     205,162
       4,068          Wendy's International, Inc ..................     131,396
                                                                    -----------
                      TOTAL EATING AND DRINKING PLACES                  338,155
                                                                    -----------
 ELECTRIC, GAS, AND SANITARY SERVICES--12.91%
       1,870          AGL Resources, Inc ..........................      52,678
      28,567        * Allegheny Energy, Inc .......................     261,102
       2,555          Allete, Inc .................................      69,956
         100          Ameren Corp .................................       4,291
       5,490          Cinergy Corp ................................     201,483


                       SEE NOTES TO FINANCIAL STATEMENTS

2003 ANNUAL REPORT  Retirement Class o  TIAA-CREF Institutional Mutual Funds  27

Statement of Investments - INSTITUTIONAL MID-CAP VALUE FUND - September 30, 2003
--------------------------------------------------------------------------------

      SHARES                                                            VALUE
      ------                                                            -----
 ELECTRIC, GAS, AND SANITARY SERVICES--(CONTINUED)
       4,228          Consolidated Edison, Inc .................... $   172,333
         100          Constellation Energy Group, Inc .............       3,578
       4,264          Equitable Resources, Inc ....................     175,250
       1,127          Hawaiian Electric Industries, Inc ...........      49,058
       3,400          KeySpan Corp ................................     119,272
       8,585          National Fuel Gas Co ........................     196,167
          44          Nicor, Inc ..................................       1,546
       1,300          Peoples Energy Corp .........................      53,794
      11,354          Pepco Holdings, Inc .........................     196,197
       1,304        * PG&E Corp ...................................      31,166
       2,050          Philadelphia Suburban Corp ..................      49,364
       1,128          Piedmont Natural Gas Co, Inc ................      43,992
       9,596          PPL Corp ....................................     392,956
       4,252          Public Service Enterprise Group, Inc ........     178,584
       1,200          Puget Energy, Inc ...........................      26,916
      38,636        * Reliant Resources, Inc ......................     197,816
      11,570          Republic Services, Inc ......................     261,945
         600          SCANA Corp ..................................      20,550
       3,887          Sempra Energy ...............................     114,122
      12,246          TXU Corp ....................................     288,516
       1,411          UGI Corp ....................................      40,820
      21,771          Williams Cos, Inc ...........................     205,083
       2,900          Wisconsin Energy Corp .......................      88,653
       1,144          WPS Resources Corp ..........................      47,133
      14,199          Xcel Energy, Inc ............................     219,659
                                                                    -----------
                      TOTAL ELECTRIC, GAS, AND SANITARY SERVICES      3,763,980
                                                                    -----------
 ELECTRONIC AND OTHER ELECTRIC EQUIPMENT--2.65%
      35,872        * Applied Micro Circuits Corp .................     174,697
       8,283        * ASML Holding NV (New York Shs) ..............     108,756
      45,075        * Atmel Corp ..................................     180,751
      10,110        * Comverse Technology, Inc ....................     151,246
      31,851        * Sycamore Networks, Inc ......................     156,070
                                                                    -----------
                      TOTAL ELECTRONIC AND OTHER ELECTRIC EQUIPMENT     771,520
                                                                    -----------
 ENGINEERING AND MANAGEMENT SERVICES--2.22%
      22,360        * BearingPoint, Inc ...........................     178,433
      19,641          Monsanto Co .................................     470,206
                                                                    -----------
                      TOTAL ENGINEERING AND MANAGEMENT SERVICES         648,639
                                                                    -----------
 FABRICATED METAL PRODUCTS--0.71%
         244        * Alliant Techsystems, Inc ....................      11,724
         411          Fortune Brands, Inc .........................      23,324
       5,864          Stanley Works ...............................     173,105
                                                                    -----------
                      TOTAL FABRICATED METAL PRODUCTS                   208,153
                                                                    -----------
 FOOD AND KINDRED PRODUCTS--2.96%
       9,963          Archer Daniels Midland Co ...................     130,615
       7,613          Coors (Adolph) Co (Class B) .................     409,275
       3,100        * Dean Foods Co ...............................      96,193
       1,064          Hershey Foods Corp ..........................      77,332
       2,200          Hormel Foods Corp ...........................      50,556
       1,441          J.M. Smucker Co .............................      60,753
       1,400          McCormick & Co, Inc (Non-Vote) ..............      38,388
                                                                    -----------
                      TOTAL FOOD AND KINDRED PRODUCTS                   863,112
                                                                    -----------
 FOOD STORES--1.22%
      15,522        * Safeway, Inc ................................     356,075
                                                                    -----------
                      TOTAL FOOD STORES                                 356,075
                                                                    -----------
 FURNITURE AND FIXTURES--1.44%
         972          Hillenbrand Industries, Inc .................      54,840
         556          Johnson Controls, Inc .......................      52,598
       2,815        * Lear Corp ...................................     148,182
      13,914          Steelcase, Inc (Class A) ....................     163,907
                                                                    -----------
                      TOTAL FURNITURE AND FIXTURES                      419,527
                                                                    -----------
 FURNITURE AND HOMEFURNISHINGS STORES--0.55%
      16,965          Circuit City Stores, Inc (Circuit City Group)     161,676
                                                                    -----------
                      TOTAL FURNITURE AND HOMEFURNISHINGS STORES        161,676
                                                                    -----------
 GENERAL MERCHANDISE STORES--1.76%
      17,471          May Department Stores Co ....................     430,311
       1,900          Sears Roebuck & Co ..........................      83,087
                                                                    -----------
                      TOTAL GENERAL MERCHANDISE STORES                  513,398
                                                                    -----------
 HEALTH SERVICES--1.15%
         743        * Community Health Systems, Inc ...............      16,123
       7,567        * Tenet Healthcare Corp .......................     109,570
       6,966        * Triad Hospitals, Inc ........................     210,930
                                                                    -----------
                      TOTAL HEALTH SERVICES                             336,623
                                                                    -----------
 HOLDING AND OTHER INVESTMENT OFFICES--9.74%
       2,156          Allied Capital Corp .........................      53,016
       9,888          AMB Property Corp ...........................     304,649
       7,976          Apartment Investment & Management Co (Class A)    313,935
       5,447          Developers Diversified Realty Corp ..........     162,702
         129          Equity Residential ..........................       3,777
       5,004          General Growth Properties, Inc ..............     358,787
          30          Health Care Property Investors, Inc .........       1,401
          10          Healthcare Realty Trust, Inc ................         320
      14,020          Highwoods Properties, Inc ...................     334,517
       3,338          iShares Russell Midcap Value Index Fund .....     271,413
       2,156          Kimco Realty Corp ...........................      88,331
       4,771          Mack-Cali Realty Corp .......................     187,023
      15,052          Nationwide Health Properties, Inc ...........     263,259
       2,740          New Plan Excel Realty Trust .................      63,842
       2,315          Popular, Inc ................................      92,137
       1,300          Realty Income Corp ..........................      51,545
       2,000          Rouse Co ....................................      83,400
       2,800          Simon Property Group, Inc ...................     122,024
       3,100          United Dominion Realty Trust, Inc ...........      56,761
         577          Weingarten Realty Investors .................      25,965
                                                                    -----------
                      TOTAL HOLDING AND OTHER INVESTMENT OFFICES      2,838,804
                                                                    -----------
 HOTELS AND OTHER LODGING PLACES--0.97%
      17,415          Hilton Hotels Corp ..........................     282,471
                                                                    -----------
                      TOTAL HOTELS AND OTHER LODGING PLACES             282,471
                                                                    -----------
 INDUSTRIAL MACHINERY AND EQUIPMENT--6.38%
      14,057        * AGCO Corp ...................................     240,937
       5,835        * Apple Computer, Inc .........................     120,376
       6,444          Kennametal, Inc .............................     241,006
       5,202          Manitowoc Co, Inc ...........................     112,831
      10,796          Pitney Bowes, Inc ...........................     413,703
      48,706        * Solectron Corp ..............................     284,930
       6,586        * SPX Corp ....................................     298,214
       9,701          Timken Co ...................................     147,843
                                                                    -----------
                      TOTAL INDUSTRIAL MACHINERY AND EQUIPMENT        1,859,840
                                                                    -----------
 INSTRUMENTS AND RELATED PRODUCTS--1.42%
       6,887        * Agilent Technologies, Inc ...................     152,272
       6,132          Eastman Kodak Co ............................     128,404
       6,113        * MKS Instruments, Inc ........................     132,408
                                                                    -----------
                      TOTAL INSTRUMENTS AND RELATED PRODUCTS            413,084
                                                                    -----------
 INSURANCE CARRIERS--9.32%
       5,566          Aetna, Inc ..................................     339,693
          57        * Alleghany Corp ..............................      11,129
         179          American National Insurance Co ..............      15,224
       1,800          Berkley (W.R.) Corp .........................      61,668
       2,700          Cigna Corp ..................................     120,555
         800          Cincinnati Financial Corp ...................      31,968
         704          Erie Indemnity Co (Class A) .................      27,386
          11          Fidelity National Financial, Inc ............         331
       1,135          HCC Insurance Holdings, Inc .................      33,006
         950        * Health Net, Inc .............................      30,087

                        SEE NOTES TO FINANCIAL STATEMENTS

28  TIAA-CREF Institutional Mutual Funds o Retirement Class  2003 ANNUAL REPORT

Statement of Investments - INSTITUTIONAL MID-CAP VALUE FUND - September 30, 2003
--------------------------------------------------------------------------------

      SHARES                                                            VALUE
      ------                                                            -----
INSURANCE CARRIERS--(CONTINUED)
       2,901          Jefferson-Pilot Corp ........................ $   128,746
       5,482          John Hancock Financial Services, Inc ........     185,292
       9,198          Lincoln National Corp .......................     325,425
      18,092          Max Re Capital Ltd ..........................     307,745
         200          MBIA, Inc ...................................      10,994
       5,390          MGIC Investment Corp ........................     280,657
       2,800          Old Republic International Corp .............      92,652
       7,218          Safeco Corp .................................     254,507
       8,115          St. Paul Cos, Inc ...........................     300,498
       2,600          Torchmark Corp ..............................     105,664
         627          Transatlantic Holdings, Inc .................      44,592
          24          Wesco Financial Corp ........................       8,159
                                                                    -----------
                      TOTAL INSURANCE CARRIERS                        2,715,978
                                                                    -----------
 MISCELLANEOUS RETAIL--0.95%
      10,944        * Barnes & Noble, Inc .........................     278,087
                                                                    -----------
                      TOTAL MISCELLANEOUS RETAIL                        278,087
                                                                    -----------
 MOTION PICTURES--0.06%
         800          Blockbuster, Inc (Class A) ..................      16,800
                                                                    -----------
                      TOTAL MOTION PICTURES                              16,800
                                                                    -----------
 NONDEPOSITORY INSTITUTIONS--0.46%
       3,800          CIT Group, Inc ..............................     109,288
         300          Countrywide Financial Corp ..................      23,484
                                                                    -----------
                      TOTAL NONDEPOSITORY INSTITUTIONS                  132,772
                                                                    -----------
 OIL AND GAS EXTRACTION--4.32%
      11,165          Diamond Offshore Drilling, Inc ..............     213,252
       5,935          Marathon Oil Corp ...........................     169,148
       8,092          Noble Energy, Inc ...........................     309,924
      12,872        * Pioneer Natural Resources Co ................     327,721
         388          Unocal Corp .................................      12,230
      13,361        * Varco International, Inc ....................     225,935
                                                                    -----------
                      TOTAL OIL AND GAS EXTRACTION                    1,258,210
                                                                    -----------
 PAPER AND ALLIED PRODUCTS--1.94%
      27,918          Abitibi-Consolidated, Inc ...................     195,426
      16,800          Abitibi-Consolidated, Inc (Canada) ..........     118,021
      16,848        * Smurfit-Stone Container Corp ................     252,383
          36          Sonoco Products Co ..........................         790
                                                                    -----------
                      TOTAL PAPER AND ALLIED PRODUCTS                   566,620
                                                                    -----------
 PRINTING AND PUBLISHING--0.76%
          23          Harte-Hanks, Inc ............................         424
       3,300          Knight Ridder, Inc ..........................     220,110
          50          New York Times Co (Class A) .................       2,173
                                                                    -----------
                      TOTAL PRINTING AND PUBLISHING                     222,707
                                                                    -----------
 RAILROAD TRANSPORTATION--1.07%
      10,691          CSX Corp ....................................     312,712
                                                                    -----------
                      TOTAL RAILROAD TRANSPORTATION                     312,712
                                                                    -----------
 SECURITY AND COMMODITY BROKERS--2.06%
       6,953          A.G. Edwards, Inc ...........................     267,065
       1,878          Bear Stearns Cos, Inc .......................     140,474
      13,868          Janus Capital Group, Inc ....................     193,736
                                                                    -----------
                      TOTAL SECURITY AND COMMODITY BROKERS              601,275
                                                                    -----------
 STONE, CLAY, AND GLASS PRODUCTS--1.12%
       9,335          Lafarge North America, Inc ..................     324,858
                                                                    -----------
                      TOTAL STONE, CLAY, AND GLASS PRODUCTS             324,858
                                                                    -----------
 TEXTILE MILL PRODUCTS--0.59%
       2,426        * Mohawk Industries, Inc ......................     173,022
                                                                    -----------
                      TOTAL TEXTILE MILL PRODUCTS                       173,022
                                                                    -----------
 TOBACCO PRODUCTS--0.62%
       7,849          Loews Corp (Carolina Group) .................     180,527
                                                                    -----------
                      TOTAL TOBACCO PRODUCTS                            180,527
                                                                    -----------
 TRANSPORTATION BY AIR--0.23%
       4,047        * Continental Airlines, Inc (Class B) .........      67,099
                                                                    -----------
                      TOTAL TRANSPORTATION BY AIR                        67,099
                                                                    -----------
 TRANSPORTATION EQUIPMENT--0.62%
       3,438          Autoliv, Inc ................................     103,724
           2          Genuine Parts Co ............................          64
       1,014          Paccar, Inc .................................      75,736
                                                                    -----------
                      TOTAL TRANSPORTATION EQUIPMENT                    179,524
                                                                    -----------
 WHOLESALE TRADE-NONDURABLE GOODS--0.46%
       1,200          AmerisourceBergen Corp ......................      64,858
         848          Brown-Forman Corp (Class B) .................      67,094
          88          McKesson Corp ...............................       2,930
                                                                    -----------
                      TOTAL WHOLESALE TRADE-NONDURABLE GOODS            134,882
                                                                    -----------
                      TOTAL COMMON STOCK
                       (COST $26,785,906)                            28,861,286
                                                                    -----------
                      TOTAL PORTFOLIO--99.00%
                       (COST $26,785,906)                            28,861,286

                      OTHER ASSETS & LIABILITIES, NET--1.00%            292,402
                                                                    -----------
                      NET ASSETS--100.00%                           $29,153,688
                                                                    ===========

------------
*  Non-income producing

At September 30, 2003, the aggregate cost of portfolio investments for federal income tax purposes was $27,059,938. Net unrealized appreciation of portfolio investments aggregated $1,801,348 of which $2,407,382 related to appreciated portfolio investments and $606,034 related to depreciated portfolio investments.


                       SEE NOTES TO FINANCIAL STATEMENTS

2003 ANNUAL REPORT  Retirement Class o  TIAA-CREF Institutional Mutual Funds  29

        Statement of Investments - INSTITUTIONAL SMALL-CAP EQUITY FUND -
                               September 30, 2003
--------------------------------------------------------------------------------

                               Summary by Industry
                                                            VALUE            %
--------------------------------------------------------------------------------
COMMON STOCK:
Agricultural Production-Crops .......................... $   107,224       0.14%
Agricultural Production-Livestock ......................      21,510       0.03
Amusement and Recreation Services ......................     653,003       0.86
Apparel and Accessory Stores ...........................   1,248,875       1.65
Apparel and Other Textile Products .....................     201,894       0.27
Auto Repair, Services and Parking ......................     112,528       0.15
Automotive Dealers and Service Stations ................     432,358       0.57
Building Materials and Garden Supplies .................     184,908       0.24
Business Services ......................................   8,604,537      11.34
Chemicals and Allied Products ..........................   4,957,729       6.53
Coal Mining ............................................     260,053       0.34
Communications .........................................   1,869,213       2.46
Depository Institutions ................................   6,761,013       8.91
Eating and Drinking Places .............................     744,684       0.98
Educational Services ...................................      46,573       0.06
Electric, Gas, and Sanitary Services ...................   2,353,468       3.10
Electronic and Other Electric Equipment ................   6,252,178       8.24
Engineering and Management Services ....................   1,926,116       2.54
Executive, Legislative and General .....................       3,275       0.00
Fabricated Metal Products ..............................     736,065       0.97
Food and Kindred Products ..............................     759,748       1.00
Food Stores ............................................     200,860       0.26
Furniture and Fixtures .................................     105,108       0.14
Furniture and Homefurnishings Stores ...................     259,898       0.34
General Building Contractors ...........................     292,270       0.39
General Merchandise Stores .............................     429,840       0.57
Health Services ........................................   1,523,886       2.01
Heavy Construction, Except Building ....................     188,604       0.25
Holding and Other Investment Offices ...................   5,942,183       7.83
Hotels and Other Lodging Places ........................     399,048       0.53
Industrial Machinery and Equipment .....................   4,198,181       5.53
Instruments and Related Products .......................   4,902,947       6.46
Insurance Agents, Brokers and Service ..................      38,180       0.05
Insurance Carriers .....................................   2,321,643       3.06
Justice, Public Order and Safety .......................      11,935       0.02
Leather and Leather Products ...........................     415,005       0.55
Legal Services .........................................      77,286       0.10
Lumber and Wood Products ...............................     215,180       0.28
Metal Mining ...........................................     108,909       0.14
Miscellaneous Manufacturing Industries .................     893,966       1.18
Miscellaneous Retail ...................................   1,485,053       1.96
Motion Pictures ........................................     433,198       0.57
Nondepository Institutions .............................     719,855       0.95
Nonmetallic Minerals, Except Fuels .....................      23,484       0.03
Oil and Gas Extraction .................................   1,954,095       2.58
Paper and Allied Products ..............................     375,519       0.50
Personal Services ......................................     321,296       0.42
Petroleum and Coal Products ............................     297,391       0.39
Primary Metal Industries ...............................     885,968       1.17
Printing and Publishing ................................     652,797       0.86
Railroad Transportation ................................      45,496       0.06
Real Estate ............................................      58,713       0.08
Rubber and Miscellaneous Plastics Products .............     322,869       0.43
Security and Commodity Brokers .........................     759,596       1.00
Social Services ........................................      15,980       0.02
Special Trade Contractors ..............................     370,777       0.49
Stone, Clay, and Glass Products ........................     604,764       0.80
Textile Mill Products ..................................      47,056       0.06
Tobacco Products .......................................     101,112       0.13
Transportation By Air ..................................     905,546       1.19
Transportation Equipment ...............................     697,809       0.92
Transportation Services ................................     199,426       0.26
Trucking and Warehousing ...............................     592,102       0.78
Water Transportation ...................................     173,065       0.23
Wholesale Trade-Durable Goods ..........................   1,618,493       2.13
Wholesale Trade-Nondurable Goods .......................     871,595       1.15
                                                         -----------     ------
TOTAL COMMON STOCK (COST $68,696,176) ..................  75,294,936      99.23
                                                         -----------     ------
SHORT TERM INVESTMENT
U.S. GOVERNMENT AND AGENCY .............................     869,977       1.15
                                                         -----------     ------
TOTAL SHORT TERM INVESTMENT (COST $870,000) ............     869,977       1.15
                                                         -----------     ------

TOTAL PORTFOLIO (COST $69,566,176) .....................  76,164,913     100.38
OTHER ASSETS & LIABILITIES, NET ........................    (287,620)     (0.38)
                                                         -----------     ------
NET ASSETS ............................................. $75,877,293     100.00%
                                                         ===========     ======

      SHARES                                                            VALUE
      ------                                                            -----
COMMON STOCK--99.23%
 AGRICULTURAL PRODUCTION-CROPS--0.14%
         200          Alico, Inc .................................. $     5,602
       3,700          Delta & Pine Land Co ........................      85,137
         700        * VCA Antech, Inc .............................      16,485
                                                                    -----------
                      TOTAL AGRICULTURAL PRODUCTION-CROPS               107,224
                                                                    -----------
 AGRICULTURAL PRODUCTION-LIVESTOCK--0.03%
         100          Seaboard Corp ...............................      21,510
                                                                    -----------
                      TOTAL AGRICULTURAL PRODUCTION-LIVESTOCK            21,510
                                                                    -----------
 AMUSEMENT AND RECREATION SERVICES--0.86%
       4,700        * Alliance Gaming Corp ........................      95,316
         800        * Argosy Gaming Co ............................      19,520
       8,400        * Aztar Corp ..................................     148,764
       5,800        * Bally Total Fitness Holding Corp ............      50,170
         300          Churchill Downs, Inc ........................      11,394
         600          Dover Downs Gaming & Entertainment, Inc .....       4,932
       1,300          Dover Motorsport, Inc .......................       4,888
         300        * Gaylord Entertainment Co ....................       7,365
         600        * Isle Of Capri Casinos, Inc ..................      11,886
         700        * MTR Gaming Group, Inc .......................       6,069
         200        * Multimedia Games, Inc .......................       7,278
       7,800        * Penn National Gaming, Inc ...................     166,296
       8,700        * Six Flags, Inc ..............................      45,762
         500          Speedway Motorsports, Inc ...................      14,755
       2,100        * WMS Industries, Inc .........................      47,586
       1,100          World Wrestling Federation Entertainment, Inc      11,022
                                                                    -----------
                      TOTAL AMUSEMENT AND RECREATION SERVICES           653,003
                                                                    -----------
 APPAREL AND ACCESSORY STORES--1.65%
       1,100        * Aeropostale, Inc ............................      29,755
       6,014        * American Eagle Outfitters, Inc ..............      89,368
       4,300        * AnnTaylor Stores Corp .......................     138,202
         500        * Bebe Stores, Inc ............................      13,550
         200          Buckle, Inc .................................       3,852
       1,200          Burlington Coat Factory Warehouse Corp ......      22,440
       1,300        * Casual Male Retail Group, Inc ...............       9,607
       1,300          Cato Corp (Class A) .........................      26,221
       1,000        * Charlotte Russe Holding, Inc ................      10,290
      47,000        * Charming Shoppes, Inc .......................     268,370
         100        * Children's Place Retail Stores, Inc .........       1,715
       4,700          Christopher & Banks Corp ....................     112,142
         300          Deb Shops, Inc ..............................       5,505
       1,600        * Dress Barn, Inc .............................      21,920
       2,200        * Finish Line, Inc (Class A) ..................      57,860
       1,800        * Footstar, Inc ...............................      12,168
       2,000        * Genesco, Inc ................................      32,120
       1,700          Goody's Family Clothing, Inc ................      16,762
         600        * Gymboree Corp ...............................       8,454
       4,400        * Hot Topic, Inc ..............................      99,176
         100        * Jos A. Bank Clothiers, Inc ..................       4,397


                        SEE NOTES TO FINANCIAL STATEMENTS

30  TIAA-CREF Institutional Mutual Funds o Retirement Class  2003 ANNUAL REPORT

        Statement of Investments - INSTITUTIONAL SMALL-CAP EQUITY FUND -
                               September 30, 2003
--------------------------------------------------------------------------------

      SHARES                                                            VALUE
      ------                                                            -----
 APPAREL AND ACCESSORY STORES--(CONTINUED)
         800          Oshkosh B'gosh, Inc (Class A) ............... $    20,576
       6,300        * Pacific Sunwear Of California, Inc ..........     130,158
       2,600        * Payless Shoesource, Inc .....................      33,644
           9        * Shoe Carnival, Inc ..........................         129
       2,200        * Stage Stores, Inc ...........................      56,056
         200        * Urban Outfitters, Inc .......................       5,212
         800        * Wet Seal, Inc (Class A) .....................       8,040
       1,400        * Wilsons The Leather Experts, Inc ............      11,186
                                                                    -----------
                      TOTAL APPAREL AND ACCESSORY STORES              1,248,875
                                                                    -----------
 APPAREL AND OTHER TEXTILE PRODUCTS--0.27%
       3,200        * Collins & Aikman Corp .......................      10,816
         400        * DHB Industries, Inc .........................       1,740
         700        * Guess?, Inc .................................       6,230
       2,500          Kellwood Co .................................      83,625
         700          Oxford Industries, Inc ......................      44,940
         100          Phillips-Van Heusen Corp ....................       1,501
         100        * Quiksilver, Inc .............................       1,595
       3,300        * Warnaco Group, Inc ..........................      51,447
                                                                    -----------
                      TOTAL APPAREL AND OTHER TEXTILE PRODUCTS          201,894
                                                                    -----------
 AUTO REPAIR, SERVICES AND PARKING--0.15%
       4,200        * Dollar Thrifty Automotive Group, Inc ........      95,424
         400        * Midas, Inc ..................................       5,264
         400        * Monro Muffler Brake, Inc ....................      11,840
                                                                    -----------
                      TOTAL AUTO REPAIR, SERVICES AND PARKING           112,528
                                                                    -----------
 AUTOMOTIVE DEALERS AND SERVICE STATIONS--0.57%
         400        * America's Car Mart, Inc .....................      11,980
       1,100        * Asbury Automotive Group, Inc ................      18,315
       3,200        * Copart, Inc .................................      34,560
       2,800        * CSK Auto Corp ...............................      43,176
       2,600        * Group 1 Automotive, Inc .....................      89,804
         800          Lithia Motors, Inc (Class A) ................      15,976
         100        * MarineMax, Inc ..............................       1,451
       8,100          Sonic Automotive, Inc .......................     194,886
         800        * United Auto Group, Inc ......................      18,400
         200        * West Marine, Inc ............................       3,810
                                                                    -----------
                      TOTAL AUTOMOTIVE DEALERS AND SERVICE STATIONS     432,358
                                                                    -----------
 BUILDING MATERIALS AND GARDEN SUPPLIES--0.24%
         500          Building Materials Holding Corp .............       6,550
       1,500        * Central Garden & Pet Co .....................      39,180
      10,100        * Louisiana-Pacific Corp ......................     139,178
                                                                    -----------
                      TOTAL BUILDING MATERIALS AND GARDEN SUPPLIES      184,908
                                                                    -----------
 BUSINESS SERVICES--11.34%
         100          Aaron Rents, Inc ............................       2,095
       3,600          ABM Industries, Inc .........................      50,940
       3,200        * ActivCard Corp ..............................      26,240
      19,777        * Activision, Inc .............................     236,335
      21,900        * Administaff, Inc ............................     194,691
       1,400        * Advent Software, Inc ........................      22,526
       2,100        * Advo, Inc ...................................      87,423
       2,300        * Aether Systems, Inc .........................      10,511
         100        * Altiris, Inc ................................       2,628
       4,100        * American Management Systems, Inc ............      52,275
      13,200        * AMN Healthcare Services, Inc ................     214,368
         500        * Ansoft Corp .................................       5,125
       1,500        * Ansys, Inc ..................................      53,310
       1,500        * Anteon International Corp ...................      45,900
       2,900        * APAC Customer Services, Inc .................       7,250
         400        * Aquantive, Inc ..............................       3,704
       2,700        * Arbitron, Inc ...............................      95,310
       3,200        * Ariba, Inc ..................................       9,728
         100        * Armor Holdings, Inc .........................       1,675
       5,700        * Ascential Software Corp .....................     105,621
         200        * Asiainfo Holdings, Inc ......................       1,348
       2,800        * Ask Jeeves, Inc .............................      48,720
      15,700        * Aspect Communications Corp ..................     130,781
         600        * Aspen Technology, Inc .......................       2,340
      16,800        * Atari, Inc ..................................      68,712
       3,000        * Autobytel, Inc ..............................      28,560
         500        * Bankrate, Inc ...............................       6,990
       1,400        * Barra, Inc ..................................      52,570
         600          Brady Corp (Class A) ........................      19,086
       5,000          Brink's Co ..................................      86,800
         808        * Broadvision, Inc ............................       3,962
       2,800        * CACI International, Inc (Class A) ...........     119,980
      10,900        * Catalina Marketing Corp .....................     165,571
         100        * CCC Information Services Group, Inc .........       1,676
         600          CDI Corp ....................................      16,218
       3,500        * Cerner Corp .................................     108,045
      19,200        * Ciber, Inc ..................................     145,920
      34,600        * CMGI, Inc ...................................      53,630
      15,800        * CNET Networks, Inc ..........................     111,864
       3,300        * Computer Horizons Corp ......................      12,210
         600        * Concord Communications, Inc .................       7,854
       1,000        * Concur Technologies, Inc ....................      11,860
       1,000        * Convera Corp ................................       4,350
         100        * CoStar Group, Inc ...........................       2,600
       4,900        * CSG Systems International, Inc ..............      72,373
       1,800        * Cyberguard Corp .............................      17,118
       1,900        * Datastream Systems, Inc .....................      14,725
       2,800        * Dendrite International, Inc .................      42,532
         100        * Digimarc Corp ...............................       1,471
       1,500        * Digital Insight Corp ........................      29,850
         200        * Digitalthink, Inc ...........................         514
         100        * Documentum, Inc .............................       2,131
       1,380        * E.piphany, Inc ..............................       6,886
       2,800        * Earthlink, Inc ..............................      23,044
       7,500        * Echelon Corp ................................      89,250
       1,100        * Eclipsys Corp ...............................      17,589
         200        * eCollege.com, Inc ...........................       4,028
       4,600        * eFunds Corp .................................      56,810
       1,500        * Electro Rent Corp ...........................      18,765
      11,300        * Embarcadero Technologies, Inc ...............     113,452
      20,500        * Enterasys Networks, Inc .....................      82,000
         500        * Entrust, Inc ................................       2,455
       4,300        * Epicor Software Corp ........................      38,442
         100        * EPIQ Systems, Inc ...........................       1,696
         800        * eSpeed, Inc (Class A) .......................      18,088
         200        * Extreme Networks, Inc .......................       1,262
         200        * F5 Networks, Inc ............................       3,848
         100        * Fidelity National Information Solutions, Inc        2,485
       3,200        * Filenet Corp ................................      64,224
       7,400        * FindWhat.com ................................     127,872
       1,700        * Freemarkets, Inc ............................      13,228
       6,500        * Gerber Scientific, Inc ......................      46,150
       3,500          Gevity HR, Inc ..............................      51,380
         100          Grey Global Group, Inc ......................      76,110
         900        * Group 1 Software, Inc .......................      16,173
         200        * GSI Commerce, Inc ...........................       1,996
       1,100          Healthcare Services Group ...................      18,150
         200        * Heidrick & Struggles International, Inc .....       3,386
       9,800        * Homestore, Inc ..............................      27,146
         600        * Hudson Highland Group, Inc ..................      11,544
       2,200        * Hyperion Solutions Corp .....................      63,514
         500        * ICT Group, Inc ..............................       5,355
       1,500        * IDX Systems Corp ............................      34,680
       1,900        * iGate Corp ..................................      11,210
      21,400        * Informatica Corp ............................     159,430

                       SEE NOTES TO FINANCIAL STATEMENTS

2003 ANNUAL REPORT  Retirement Class o  TIAA-CREF Institutional Mutual Funds  31

        Statement of Investments - INSTITUTIONAL SMALL-CAP EQUITY FUND -
                               September 30, 2003
--------------------------------------------------------------------------------

      SHARES                                                            VALUE
      ------                                                            -----
 BUSINESS SERVICES--(CONTINUED)
       2,600        * Infospace, Inc .............................. $    53,066
       2,800        * infoUSA, Inc ................................      21,028
         800        * Integral Systems, Inc .......................      14,456
       6,121        * Intelidata Technologies Corp ................      14,446
       8,400        * Intergraph Corp .............................     195,552
       1,500        * Internet Security Systems, Inc ..............      18,750
         900          Interpool, Inc ..............................      14,319
       4,340        * Interwoven, Inc .............................      11,501
         400        * iPayment, Inc ...............................       9,104
       2,600        * JDA Software Group, Inc .....................      38,662
       1,224        * Kana Software, Inc ..........................       4,798
      21,400        * Keane, Inc ..................................     273,492
         300          Kelly Services, Inc (Class A) ...............       7,482
       1,200        * Keynote Systems, Inc ........................      13,980
         500        * KFX ,Inc ....................................       2,510
       3,000        * Korn/Ferry International ....................      24,750
         100        * Kroll, Inc ..................................       1,860
       2,100        * Kronos, Inc .................................     111,111
       3,800        * Labor Ready, Inc ............................      38,190
       9,400        * Lawson Software, Inc ........................      66,646
       7,200        * Legato Systems, Inc .........................      80,712
       9,300        * Lionbridge Technologies .....................      69,843
      13,400        * Looksmart Ltd ...............................      42,076
       8,600        * Macrovision Corp ............................     158,842
       1,700        * Manhattan Associates, Inc ...................      44,013
         500        * Mantech International Corp (Class A) ........      12,440
       3,600        * Manugistics Group, Inc ......................      19,728
       1,400        * MAPICS, Inc .................................      13,748
         500        * Marketwatch.com, Inc ........................       4,181
       1,400          McGrath RentCorp ............................      39,130
         900        * MedQuist, Inc ...............................      17,424
       1,754        * Memberworks, Inc ............................      55,812
       5,700        * Mentor Graphics Corp ........................      99,921
       6,400        * Micromuse, Inc ..............................      52,352
         100        * MicroStrategy, Inc ..........................       4,601
         900        * Midway Games, Inc ...........................       2,664
       8,300        * Mindspeed Technologies, Inc .................      44,737
         990        * Mobius Management Systems, Inc ..............       7,940
      17,200        * MPS Group, Inc ..............................     154,800
       1,700        * MRO Software, Inc ...........................      23,205
       2,300        * MSC.Software Corp ...........................      16,560
         700        * National Processing, Inc ....................      13,524
       5,300        * NCO Group, Inc ..............................     124,391
       3,100          NDCHealth Corp ..............................      64,945
         215        * Neoforma, Inc ...............................       3,021
         100        * Neoware Systems, Inc ........................       1,707
       2,600        * Netegrity, Inc ..............................      26,026
         300        * NETIQ Corp ..................................       3,582
       1,800        * Netscout Systems, Inc .......................       8,982
       1,300        * Network Equipment Technologies, Inc .........      11,895
         500        * Nuance Communications, Inc ..................       2,895
       9,800        * Openwave Systems, Inc .......................      41,356
       1,100        * Opnet Technologies, Inc .....................      13,728
       2,000        * Opsware, Inc ................................      14,600
       1,300        * Overture Services, Inc ......................      34,437
       1,262        * Packeteer, Inc ..............................      15,207
      16,071        * Parametric Technology Corp ..................      50,142
      21,800        * PC-Tel, Inc .................................     232,606
       1,300        * PDF Solutions, Inc ..........................      14,625
         100        * PDI, Inc ....................................       2,452
         500        * PEC Solutions, Inc ..........................       7,380
       1,100        * Pegasus Solutions, Inc ......................      15,213
         700        * Pegasystems, Inc ............................       5,110
       3,100        * Perot Systems Corp (Class A) ................      31,000
       1,700        * Portal Software, Inc ........................      24,616
       1,300        * Portfolio Recovery Associates, Inc ..........      33,046
       3,550        * Progress Software Corp ......................      76,325
       3,800        * Pumatech, Inc ...............................      18,088
       1,368        * QAD, Inc ....................................      14,993
         300        * Quality Systems, Inc ........................      12,060
         300        * Quest Software, Inc .........................       3,630
         100        * R.H. Donnelley Corp .........................       4,041
       1,600        * Radiant Systems, Inc ........................      10,016
       1,600        * Radisys Corp ................................      28,864
      18,300        * Redback Networks, Inc .......................      11,163
          50        * Register.com, Inc ...........................         226
       1,600        * Renaissance Learning, Inc ...................      37,760
       1,000        * Rent-Way, Inc ...............................       5,370
       2,600        * Retek, Inc ..................................      17,550
       1,900          Rollins, Inc ................................      33,896
         200        * Roxio, Inc ..................................       1,734
       5,236        * RSA Security, Inc ...........................      74,770
       6,700        * S1 Corp .....................................      33,835
         440        * SafeNet, Inc ................................      15,897
       2,300        * SAFLINK Corp ................................      10,580
       1,300        * Sanchez Computer Associates, Inc ............       4,992
       7,400        * Sapient Corp ................................      26,566
       6,100        * Scansoft, Inc ...............................      25,559
       6,504        * Seebeyond Technology Corp ...................      16,650
       2,200        * Serena Software, Inc ........................      40,920
       1,100        * SM&A ........................................      12,661
       1,700        * Sohu.com, Inc ...............................      52,870
       2,600        * SonicWALL, Inc ..............................      15,054
       1,000        * Source Interlink Cos, Inc ...................       9,400
       4,100        * Spherion Corp ...............................      28,536
       1,100        * SPSS, Inc ...................................      18,557
         200        * SRA International, Inc (Class A) ............       7,486
         700          SS&C Technologies, Inc ......................      13,993
         900          Startek, Inc ................................      28,800
       3,000        * Stellent, Inc ...............................      23,280
         400        * Stratasys, Inc ..............................      17,048
       2,200        * SupportSoft, Inc ............................      24,618
      21,900        * Sybase, Inc .................................     372,519
       2,300        * Sykes Enterprises, Inc ......................      15,226
       1,100        * Synplicity, Inc .............................       6,490
         500          Syntel, Inc .................................      11,405
       3,000        * Systems & Computer Technology Corp ..........      31,290
       4,000        * Take-Two Interactive Software, Inc ..........     136,680
       4,900          Talx Corp ...................................     120,638
       4,000        * TeleTech Holdings, Inc ......................      25,400
       1,100        * TheStreet.com, Inc ..........................       4,950
       1,700        * THQ, Inc ....................................      27,914
       1,300        * Tier Technologies, Inc (Class B) ............      11,583
       2,800        * Titan Corp ..................................      58,352
       1,500        * TradeStation Group, Inc .....................      11,208
       3,300        * Transaction Systems Architects, Inc (Class A)      54,813
         200        * Trizetto Group, Inc .........................       1,340
       3,700        * Tyler Technologies, Inc .....................      26,196
       1,800        * United Online, Inc ..........................      62,496
         100        * United Rentals, Inc .........................       1,609
       1,600        * Universal Compression Holdings, Inc .........      34,432
      16,380        * Valueclick, Inc .............................     137,756
         400        * Verint Systems, Inc .........................       8,560
       1,100        * Verity, Inc .................................      14,377
      19,000        * Vignette Corp ...............................      43,700
       1,400        * VitalWorks, Inc .............................       7,350
       3,450        * Vitria Technology, Inc ......................      17,423
         500        * Volt Information Sciences, Inc ..............       8,250
         100        * WatchGuard Technologies, Inc ................         535

                        SEE NOTES TO FINANCIAL STATEMENTS

32  TIAA-CREF Institutional Mutual Funds o Retirement Class  2003 ANNUAL REPORT

        Statement of Investments - INSTITUTIONAL SMALL-CAP EQUITY FUND -
                               September 30, 2003
--------------------------------------------------------------------------------

      SHARES                                                            VALUE
      ------                                                            -----
 BUSINESS SERVICES--(CONTINUED)
         300        * WebEx Communications, Inc ................... $     5,697
         100        * webMethods, Inc .............................         798
       1,200        * Websense, Inc ...............................      25,524
       2,400        * Wind River Systems, Inc .....................      13,656
                                                                    -----------
                      TOTAL BUSINESS SERVICES                         8,604,537
                                                                    -----------
 CHEMICALS AND ALLIED PRODUCTS--6.53%
       8,700        * Abgenix, Inc ................................     126,063
       1,300        * Able Laboratories, Inc ......................      24,323
         700          Aceto Corp ..................................       9,800
         700        * Adolor Corp .................................      12,845
       2,500        * Albany Molecular Research, Inc ..............      37,025
       8,900          Albemarle Corp ..............................     244,305
         400        * Alexion Pharmaceuticals, Inc ................       6,668
       1,200        * Alkermes, Inc ...............................      16,464
         600          Allergan, Inc ...............................      47,238
       3,700          Alpharma, Inc (Class A) .....................      68,820
       2,800        * Alteon, Inc .................................       5,320
       1,700          Arch Chemicals, Inc .........................      35,360
       1,900        * Arena Pharmaceuticals, Inc ..................      13,680
         100        * Atherogenics, Inc ...........................       1,674
         100        * Atrix Laboratories, Inc .....................       2,059
      11,300        * Avant Immunotherapeutics, Inc ...............      27,233
       5,700        * AVI BioPharma, Inc ..........................      29,469
         100        * Benthley Pharmaceuticals, Inc ...............       1,625
         200        * BioMarin Pharmaceutical, Inc ................       1,532
         600        * Biosite, Inc ................................      17,028
         800        * Bone Care International, Inc ................      10,176
       1,000        * Bradley Pharmaceuticals, Inc ................      27,250
       2,700          Calgon Carbon Corp ..........................      15,201
       9,300          Cambrex Corp ................................     211,110
         600        * Cell Genesys, Inc ...........................       7,548
       2,300        * Cell Therapeutics, Inc ......................      26,151
       1,400        * Chattem, Inc ................................      19,432
         300        * Cima Labs, Inc ..............................       8,385
       5,700        * Collagenex Pharmaceuticals, Inc .............      61,161
       2,900        * Columbia Laboratories, Inc ..................      35,032
       2,400        * Connetics Corp ..............................      43,344
         100        * Corixa Corp .................................         796
      24,400          Crompton Corp ...............................     141,764
       3,900        * Dade Behring Holdings, Inc ..................     110,175
         400        * DEL Laboratories, Inc .......................      11,300
         300        * Dendreon Corp ...............................       2,655
       2,700          Diagnostic Products Corp ....................      98,091
         400        * Digene Corp .................................      16,344
       1,300        * Discovery Laboratories, Inc .................       9,360
         400        * Dov Pharmaceutical, Inc .....................       7,180
       1,400        * Durect Corp .................................       4,704
         900        * Elizabeth Arden, Inc ........................      14,832
       1,400        * Encysive Pharmaceuticals, Inc ...............       8,834
       4,100        * Enzon, Inc ..................................      47,724
         800        * EPIX Medical, Inc ...........................      13,616
         600        * Esperion Therapeutics, Inc ..................      11,628
       5,000        * Ethyl Corp ..................................      62,900
         100          Ferro Corp ..................................       2,136
       1,900        * First Horizon Pharmaceutical ................      12,160
       3,800        * FMC Corp ....................................      95,760
       3,200        * Genta, Inc ..................................      40,544
       1,600          Georgia Gulf Corp ...........................      37,360
       4,600        * Geron Corp ..................................      63,020
         500          Great Lakes Chemical Corp ...................      10,055
       2,000        * GTC Biotherapeutics, Inc ....................       6,200
       1,900        * Guilford Pharmaceuticals, Inc ...............      11,761
       1,600          H.B. Fuller Co ..............................      38,832
       6,200        * Hi-Tech Pharmacal Co, Inc ...................     145,514
         700        * Hollis-Eden Pharmaceuticals .................      17,052
         600        * Ilex Oncology, Inc ..........................       9,966
         300          IMC Global, Inc .............................       1,923
         100        * Immucor, Inc ................................       2,695
       7,916        * Immunogen, Inc ..............................      35,226
       3,562        * Immunomedics, Inc ...........................      26,074
         115        * Impax Laboratories, Inc .....................       1,439
       9,700        * Indevus Pharmaceuticals, Inc ................      51,895
         100        * Inspire Pharmaceuticals, Inc ................       1,720
         300          Inter Parfums, Inc ..........................       3,000
         900        * InterMune, Inc ..............................      17,172
       1,100        * Inverness Medical Innovations, Inc ..........      27,940
       6,000        * Kos Pharmaceuticals, Inc ....................     206,400
       3,050        * KV Pharmaceutical Co (Class A) ..............      68,625
         500        * Lannett Co, Inc .............................       8,745
      18,900        * Ligand Pharmaceuticals, Inc (Class B) .......     243,621
       8,900          MacDermid, Inc ..............................     235,405
       1,700        * Medarex, Inc ................................      10,081
         400        * Medicines Co ................................      10,400
       2,000          Meridian Bioscience, Inc ....................      20,040
       2,800        * MGI Pharma, Inc .............................     109,928
       1,100        * Millennium Chemicals, Inc ...................      10,505
       2,600          Minerals Technologies, Inc ..................     132,340
         200        * Nabi Biopharmaceuticals .....................       1,686
       1,300          Nature's Sunshine Products, Inc .............      10,790
       3,100        * NBTY, Inc ...................................      72,385
         200        * Nektar Therapeutics .........................       2,560
         700          NL Industries, Inc ..........................      11,389
      10,800        * Noven Pharmaceuticals, Inc ..................     123,120
         100        * NPS Pharmaceuticals, Inc ....................       2,785
       1,700        * Nuvelo, Inc .................................       4,454
         600          Octel Corp ..................................      10,440
         100          Olin Corp ...................................       1,582
         300        * OM Group, Inc ...............................       4,392
         500        * Omnova Solutions, Inc .......................       1,755
       1,100        * Onyx Pharmaceuticals, Inc ...................      23,705
       3,000        * OraSure Technologies, Inc ...................      28,500
       3,300        * OSI Pharmaceuticals, Inc ....................     107,151
         100        * Pain Therapeutics, Inc ......................         615
       3,800        * Palatin Technologies, Inc ...................      18,240
         200        * Penwest Pharmaceuticals Co ..................       4,300
      21,600        * Peregrine Pharmaceuticals, Inc ..............      46,440
       1,100          PolyMedica Corp .............................      29,150
         200        * Praecis Pharmaceuticals, Inc ................       1,342
         100        * Progenics Pharmaceuticals ...................       1,722
         100          Quaker Chemical Corp ........................       2,326
       2,600        * Quidel Corp .................................      17,446
         804        * Revlon, Inc (Class A) .......................       2,139
         200        * Salix Pharmaceuticals Ltd ...................       3,852
       3,400        * Sciclone Pharmaceuticals, Inc ...............      26,860
       2,000        * Serologicals Corp ...........................      26,300
       1,210        * Sirna Therapeutics, Inc .....................       6,921
      26,200          Solutia, Inc ................................     104,538
         600          Stepan Co ...................................      13,668
       1,100        * SuperGen, Inc ...............................       8,261
       8,292        * SurModics, Inc ..............................     222,557
       3,700        * Tanox, Inc ..................................      74,037
       2,100        * Third Wave Technologies, Inc ................       6,783
      10,700        * Unifi, Inc ..................................      51,360
       1,600        * United Therapeutics Corp ....................      36,144
         400        * USANA Health Sciences, Inc ..................      19,300
       3,400          USEC, Inc ...................................      22,202
       1,600        * Vertex Pharmaceuticals, Inc .................      19,680
       2,000        * Vicuron Pharmaceuticals, Inc ................      35,400
         800        * Virbac Corp .................................       5,800

                       SEE NOTES TO FINANCIAL STATEMENTS

2003 ANNUAL REPORT  Retirement Class o  TIAA-CREF Institutional Mutual Funds  33

        Statement of Investments - INSTITUTIONAL SMALL-CAP EQUITY FUND -
                               September 30, 2003
--------------------------------------------------------------------------------

      SHARES                                                            VALUE
      ------                                                            -----
 CHEMICALS AND ALLIED PRODUCTS--(CONTINUED)
       3,300          Wellman, Inc ................................ $    24,783
       1,100          West Pharmaceutical Services, Inc ...........      34,441
      64,200        * WR Grace & Co ...............................     199,020
       1,000        * Zymogenetics, Inc ...........................      14,650
                                                                    -----------
                      TOTAL CHEMICALS AND ALLIED PRODUCTS             4,957,729
                                                                    -----------
 COAL MINING--0.34%
       7,800          Arch Coal, Inc ..............................     173,238
       6,000          Massey Energy Co ............................      79,800
         500          Westmoreland Coal Co ........................       7,015
                                                                    -----------
                      TOTAL COAL MINING                                 260,053
                                                                    -----------
 COMMUNICATIONS--2.46%
         700        * Acme Communication, Inc .....................       5,285
         300        * Beasley Broadcast Group, Inc (Class A) ......       4,146
       1,000        * Centennial Communications Corp ..............       5,080
      66,600        * Charter Communications, Inc (Class A) .......     274,392
      37,100        * Cincinnati Bell, Inc ........................     188,839
         100        * Commonwealth Telephone Enterprises, Inc .....       4,013
         600        * Crown Media Holdings, Inc (Class A) .........       4,908
         564          CT Communications, Inc ......................       6,373
         100        * Cumulus Media, Inc (Class A) ................       1,705
       1,200          D&E Communications, Inc .....................      17,016
       3,900        * Digital Generation Systems ..................       8,498
       3,000        * Dobson Communications Corp (Class A) ........      24,360
       2,100        * Emmis Communications Corp (Class A) .........      42,378
         100        * Fisher Communications, Inc ..................       4,715
       1,600        * General Communication, Inc (Class A) ........      13,312
       1,300        * Golden Telecom, Inc .........................      35,542
       3,700          Gray Television, Inc ........................      43,216
       1,200          Hickory Tech Corp ...........................      13,740
         300        * Hungarian Telephone & Cable .................       2,775
      19,400        * Infonet Services Corp (Class B) .............      40,352
       4,100        * Insight Communications Co, Inc ..............      39,032
         300        * j2 Global Communications, Inc ...............      11,349
       1,600          Liberty Corp ................................      67,120
       2,800        * Lightbridge, Inc ............................      26,404
       2,500        * Lin TV Corp (Class A) .......................      53,150
         900        * Lodgenet Entertainment Corp .................      13,950
       1,700        * Mastec, Inc .................................      16,490
       5,900        * McLeodUSA, Inc (Class A) ....................       8,201
      22,900        * Mediacom Communications Corp ................     153,430
       1,900        * Metro One Telecommunications, Inc ...........       6,612
       2,400        * Net2Phone, Inc ..............................      15,144
       1,200        * NII Holdings, Inc (Class B) .................      71,628
       1,400          North Pittsburgh Systems, Inc ...............      23,702
       3,495        * Pegasus Communications Corp .................      52,006
       4,100        * Primus Telecommunications Group .............      27,675
       7,500        * PTEK Holdings, Inc ..........................      61,125
       4,700        * RCN Corp ....................................       8,648
       1,900        * Regent Communications, Inc ..................      11,590
         200        * Saga Communications, Inc (Class A) ..........       3,870
         500        * Salem Communications Corp (Class A) .........       9,695
         400          Shenandoah Telecom Co .......................      15,420
       3,500        * Sinclair Broadcast Group, Inc (Class A) .....      35,560
         776          SureWest Communications .....................      25,802
      16,000        * Talk America Holdings, Inc ..................     182,560
       4,200        * Time Warner Telecom, Inc (Class A) ..........      38,892
       1,100        * Tivo, Inc ...................................       8,151
       2,100        * Triton PCS Holdings, Inc (Class A) ..........       9,366
         200          Warwick Valley Telephone Co .................      15,598
       2,700        * Western Wireless Corp (Class A) .............      50,328
       2,400        * WilTel Communications Group, Inc ............      38,352
       2,000        * Wireless Facilities, Inc ....................      23,800
         200        * Young Broadcasting, Inc (Class A) ...........       3,918
                                                                    -----------
                      TOTAL COMMUNICATIONS                            1,869,213
                                                                    -----------
 DEPOSITORY INSTITUTIONS--8.91%
         847          1st Source Corp .............................      16,186
         800          ABC Bancorp .................................      12,488
         400          American National Bankshares, Inc ...........       9,988
         900        * AmericanWest Bancorp ........................      16,506
       4,500          Anchor Bancorp Wisconsin, Inc ...............     105,660
         775          Arrow Financial Corp ........................      20,150
         600          Bancfirst Corp ..............................      31,800
         500          BancTrust Financial Group, Inc ..............       7,550
         926          Bank Mutual Corp ............................      39,309
       1,300          Bank Of Granite Corp ........................      24,375
         100          Bank Of The Ozarks, Inc .....................       4,451
       4,000          BankAtlantic Bancorp, Inc (Class A) .........      57,000
       2,700        * BankUnited Financial Corp (Class A) .........      56,916
       1,000          Banner Corp .................................      20,700
       6,100        * Bay View Capital Corp .......................      37,027
         200          Berkshire Hills Bancorp, Inc ................       6,738
       2,000          Boston Private Financial Holdings, Inc ......      47,120
         300          Bryn Mawr Bank Corp .........................      12,630
         900          BSB Bancorp, Inc ............................      24,939
         300          C&F Financial Corp ..........................      13,563
         600          Camco Financial Corp ........................      10,200
         900          Camden National Corp ........................      26,559
         800          Capital City Bank Group, Inc ................      30,528
         600        * Capital Corp of the West ....................      19,338
       1,100          Cascade Bancorp .............................      18,700
         100          Cathay Bancorp, Inc .........................       4,425
         400          Cavalry Bancorp, Inc ........................       6,700
         400          CB Bancshares, Inc ..........................      24,500
         600          CCBT Financial Cos, Inc .....................      15,060
         600          Center Financial Corp .......................      12,186
         700        * Central Coast Bancorp .......................      11,823
       1,900          Central Pacific Financial Corp ..............      46,550
         200          Century Bancorp, Inc (Class A) ..............       6,688
         900          CFS Bancorp, Inc ............................      12,528
         100          Charter Financial Corp ......................       3,085
       2,700          Chemical Financial Corp .....................      83,565
         100          Chittenden Corp .............................       2,975
         200          Citizens Banking Corp .......................       5,282
         700          Citizens First Bancorp, Inc .................      14,490
         600          Citizens South Banking Corp .................       8,874
         700          City Bank ...................................      22,477
       2,300          City Holding Co .............................      76,360
         400          CNB Financial Corp ..........................      16,900
         500          Coastal Bancorp, Inc ........................      15,875
         880          Coastal Financial Corp ......................      12,311
         538          Columbia Bancorp ............................      14,418
         600          Columbia Bancorp (Oregon) ...................       8,622
       1,600          Columbia Banking System, Inc ................      28,128
         300          Commercial Bankshares, Inc ..................       8,988
         600        * Commercial Capital Bancorp, Inc .............       9,378
      12,300          Commercial Federal Corp .....................     299,505
         300          Community Bank of North Virginia ............       4,965
       1,900          Community Bank System, Inc ..................      83,429
       1,100          Community Trust Bancorp, Inc ................      31,988
         900          Corus Bankshares, Inc .......................      48,150
         500          CVB Financial Corp ..........................       9,500
       2,000          Dime Community Bancshares ...................      46,000
         300          East West Bancorp, Inc ......................      12,825
         500          Eastern Virginia Bankshares, Inc ............      13,975
         600          ESB Financial Corp ..........................       8,736
         300          EverTrust Financial Group, Inc ..............       8,514
         450          Exchange National Bancshares, Inc ...........      15,593
         700          Farmers Capital Bank Corp ...................      22,862


                        SEE NOTES TO FINANCIAL STATEMENTS

34  TIAA-CREF Institutional Mutual Funds o Retirement Class  2003 ANNUAL REPORT

        Statement of Investments - INSTITUTIONAL SMALL-CAP EQUITY FUND -
                               September 30, 2003
--------------------------------------------------------------------------------

      SHARES                                                            VALUE
      ------                                                            -----
 DEPOSITORY INSTITUTIONS--(CONTINUED)
         500          FFLC Bancorp, Inc ........................... $    14,515
         300          Fidelity Bankshares, Inc ....................       7,878
         600          Financial Institutions, Inc .................      13,110
         600          First Bancorp (North Carolina) ..............      16,806
       1,000          First Busey Corp (Class A) ..................      25,800
       2,400          First Charter Corp ..........................      47,040
         300          First Citizens Banc Corp ....................       7,950
         600          First Citizens Bancshares, Inc (Class A) ....      63,420
         900          First Community Bancorp .....................      30,141
         780          First Community Bancshares, Inc .............      27,472
         700          First Essex Bancorp, Inc ....................      35,623
       1,600          First Federal Capital Corp ..................      32,880
         200          First Federal Financial Of Kentucky .........       6,130
       3,000          First Financial Bancorp .....................      44,250
         300          First Financial Bankshares, Inc .............      11,088
         600          First Financial Corp (Indiana) ..............      36,240
       1,100          First Financial Holdings, Inc ...............      33,176
         300          First M & F Corp ............................      10,695
         100          First Merchants Corp ........................       2,562
         400          First National Corp .........................      10,600
         650          First Oak Brook Bancshares, Inc .............      16,185
         400          First Of Long Island Corp ...................      15,116
       1,800          First Republic Bank .........................      55,494
       2,100          First Sentinel Bancorp, Inc .................      37,569
         300          First South Bancorp, Inc ....................       9,645
         600          First United Corp ...........................      13,530
         600          Firstbank Corp ..............................      19,020
       1,300          Firstfed America Bancorp, Inc ...............      28,730
       7,500        * FirstFed Financial Corp .....................     296,250
         500          Flag Financial Corp .........................       6,685
      10,000          Flagstar Bancorp, Inc .......................     229,500
         200          FloridaFirst Bancorp, Inc ...................       5,262
       1,100          Flushing Financial Corp .....................      22,924
         300          FMS Financial Corp ..........................       5,025
         500          FNB Corp (Virginia) .........................      13,590
         600          FNB Corp, Inc ...............................      14,970
         400          Foothill Independent Bancorp ................       8,500
         400          Franklin Financial Corp .....................      12,364
       1,700          Frontier Financial Corp .....................      50,830
         300          GA Financial, Inc ...........................       8,139
         300          GB&T Bancshares, Inc ........................       6,678
         100          GBC Bancorp .................................       3,835
       1,600          Glacier Bancorp, Inc ........................      43,888
         600          Great Southern Bancorp, Inc .................      23,352
         400          Greater Community Bancorp ...................       6,320
         500          Greene County Bancshares, Inc ...............      11,925
       1,200          Hancock Holding Co ..........................      59,220
         400          Hanmi Financial Corp ........................       7,976
       2,000          Harbor Florida Bancshares, Inc ..............      53,320
       1,775          Harleysville National Corp ..................      41,482
         500          Heartland Financial U.S.A., Inc .............      13,900
       1,000        * Heritage Commerce Corp ......................      10,730
         400          Heritage Financial Corp .....................       8,712
         900          Horizon Financial Corp ......................      14,526
       1,400          Hudson River Bancorp, Inc ...................      44,982
       2,300          Humboldt Bancorp ............................      36,087
         448          IberiaBank Corp .............................      23,574
         300          IBT Bancorp, Inc ............................      14,973
         200          Independent Bank Corp (Massachusetts) .......       5,122
       1,800          Independent Bank Corp (Michigan) ............      52,704
         600          Integra Bank Corp ...........................      11,526
         600        * Intercept, Inc ..............................       8,202
         100          Interchange Financial Services Corp .........       2,053
       1,500          Irwin Financial Corp ........................      36,450
       1,600        * Itla Capital Corp ...........................      68,176
         200          Klamath First Bancorp, Inc ..................       4,330
         100          Lakeland Bancorp, Inc .......................       1,595
         600          Lakeland Financial Corp .....................      20,262
         400          LNB Bancorp, Inc ............................       8,072
         100          LSB Bancshares, Inc .........................       1,840
         700          Macatawa Bank Corp ..........................      16,212
       1,000          MAF Bancorp, Inc ............................      38,200
         700          MainSource Financial Group, Inc .............      18,137
       1,179          MB Financial, Inc ...........................      52,348
       1,200          MBT Financial Corp ..........................      18,720
         400          Mercantile Bank Corp ........................      13,280
         500          Merchants Bancshares, Inc ...................      14,140
       3,200          Mid-State Bancshares ........................      71,264
         400          MutualFirst Financial, Inc ..................      10,240
         700          Nara Bancorp, Inc ...........................      11,991
         300          NASB Financial, Inc .........................      10,020
         400          National Bankshares, Inc ....................      17,436
         100          National Penn Bancshares, Inc ...............       2,765
         600          NBC Capital Corp ............................      14,544
       3,000          NBT Bancorp, Inc ............................      60,750
       4,600          NetBank, Inc ................................      57,270
         300          Northern States Financial Corp ..............       8,799
       1,000          Northwest Bancorp, Inc ......................      18,370
         500          OceanFirst Financial Corp ...................      12,515
       4,300        * Ocwen Financial Corp ........................      19,565
         200          Old Point Financial Corp ....................       6,264
         400          Old Second Bancorp, Inc .....................      17,200
         900          Omega Financial Corp ........................      29,700
         100          Oneida Financial Corp .......................       2,375
         600          PAB Bankshares, Inc .........................       8,118
       6,100          Pacific Capital Bancorp .....................     185,989
         600          Pacific Union Bank ..........................      11,130
         300          Parkvale Financial Corp .....................       7,575
         600          Partners Trust Financial Group, Inc .........      13,170
         600          Patriot Bank Corp ...........................      11,280
         550          Peapack Gladstone Financial Corp ............      17,089
         300          Pennfed Financial Services, Inc .............       8,730
         760          Pennrock Financial Services Corp ............      21,432
         300          Penns Woods Bancorp, Inc ....................      13,116
       1,045          Peoples Bancorp, Inc ........................      27,964
         600          Peoples Holding Co ..........................      27,324
       2,840          PFF Bancorp, Inc ............................      90,539
       4,600          Provident Bankshares Corp ...................     129,950
         300          Provident Financial Holdings ................       9,006
       4,500          Provident Financial Services, Inc ...........      86,220
       1,900          R & G Financial Corp (Class B) ..............      55,480
       5,100          Republic Bancorp, Inc .......................      67,932
         600          Republic Bancorp, Inc (Class A) (Kentucky) ..      11,406
         100          Resource Bankshares Corp ....................       2,914
         560          Riggs National Corp .........................       8,820
         300          Royal Bancshares Of Pennsylvania (Class A) ..       8,055
       2,000          S & T Bancorp, Inc ..........................      57,000
       1,000          S.Y. Bancorp, Inc ...........................      18,750
         100          Santander Bancorp ...........................       1,877
         700          Seacoast Banking Corp Of Florida ............      12,180
       2,700          Seacoast Financial Services Corp ............      55,917
       1,100          Second Bancorp, Inc .........................      29,975
         400          Security Bank Corp ..........................      11,800
         600          Shore Bancshares, Inc .......................      20,670
         400          Sierra Bancorp ..............................       6,152
       3,100        * Silicon Valley Bancshares ...................      85,653
       1,300          Simmons First National Corp (Class A) .......      30,628
       1,200          Sound Federal Bancorp, Inc ..................      17,964
       4,400          South Financial Group, Inc ..................     109,516

                       SEE NOTES TO FINANCIAL STATEMENTS

2003 ANNUAL REPORT  Retirement Class o  TIAA-CREF Institutional Mutual Funds  35

        Statement of Investments - INSTITUTIONAL SMALL-CAP EQUITY FUND -
                               September 30, 2003
--------------------------------------------------------------------------------

      SHARES                                                            VALUE
      ------                                                            -----
 DEPOSITORY INSTITUTIONS--(CONTINUED)
         100          Southern Financial Bancorp, Inc ............. $     3,938
         735          Southside Bancshares, Inc ...................      11,878
         300          Southwest Bancorp Of Texas, Inc .............      10,953
         500          Southwest Bancorp, Inc ......................       8,425
         600          St. Francis Capital Corp ....................      17,664
         600          State Bancorp, Inc ..........................      11,952
         400          State Financial Services Corp (Class A) .....       9,912
      15,600          Staten Island Bancorp, Inc ..................     303,420
         175          Sterling Bancorp ............................       4,709
       2,000          Sterling Bancshares, Inc ....................      23,860
       1,600          Sterling Financial Corp (Pennsylvania) ......      40,640
       1,200        * Sterling Financial Corp (Spokane) ...........      33,780
         400          Summit Bancshares, Inc ......................      11,000
         500        * Sun Bancorp, Inc (New Jersey) ...............      11,000
         400          Sun Bancorp, Inc (Pennsylvania) .............       7,408
         300          Taylor Capital Group, Inc ...................       6,924
       2,200          Texas Regional Bancshares, Inc (Class A) ....      74,338
       2,000        * TierOne Corp ................................      42,100
         200          Trico Bancshares ............................       5,720
         400          Troy Financial Corp .........................      14,004
       1,700          Trust Co Of New Jersey ......................      54,400
         100          U.S.B. Holding Co, Inc ......................       1,755
         100          UCBH Holdings, Inc ..........................       3,023
       2,200          UMB Financial Corp ..........................     103,774
         400          Umpqua Holdings Corp ........................       7,612
         600          Union Bankshares Corp .......................      18,222
       1,700          United Community Banks, Inc .................      47,039
       2,900          United Community Financial Corp .............      28,710
         500          United Securities Bancshares ................      12,685
         400          United Security Bancshares ..................      10,080
       2,000          Unizan Financial Corp .......................      39,900
         400        * Virginia Commerce Bancorp ...................       8,728
         800          Virginia Financial Group, Inc ...............      24,056
         200          W Holding Co, Inc ...........................       3,580
         200          Warwick Community Bancorp ...................       5,634
         700          Wayne Bancorp, Inc ..........................      19,950
       2,100          Wesbanco, Inc ...............................      49,350
         100          West Bancorporation .........................       1,720
       1,400          West Coast Bancorp ..........................      27,342
         305        * Western Sierra Bancorp ......................      10,904
       1,300          Willow Grove Bancorp, Inc ...................      20,917
         200          Wintrust Financial Corp .....................       7,534
         600          WSFS Financial Corp .........................      25,320
         600          Yadkin Valley Bank and Trust Co .............      10,560
                                                                    -----------
                      TOTAL DEPOSITORY INSTITUTIONS                   6,761,013
                                                                    -----------
 EATING AND DRINKING PLACES--0.98%
       3,500          Bob Evans Farms, Inc ........................      93,485
         100        * California Pizza Kitchen, Inc ...............       1,740
       2,300        * CEC Entertainment, Inc ......................      90,160
         100        * CKE Restaurants, Inc ........................         645
       1,000        * Dave & Buster's, Inc ........................      10,300
         100          IHOP Corp ...................................       3,285
       3,500        * Jack In The Box, Inc ........................      62,300
       2,000          Landry's Restaurants, Inc ...................      41,200
       3,400          Lone Star Steakhouse & Saloon, Inc ..........      71,060
       1,188        * O'Charley's, Inc ............................      17,618
       2,300        * P.F. Chang's China Bistro, Inc ..............     104,305
       1,100        * Papa John's International, Inc ..............      27,291
         100        * Rare Hospitality International, Inc .........       2,491
         100        * Red Robin Gourmet Burgers, Inc ..............       2,546
       4,000        * Ryan's Family Steak Houses, Inc .............      51,160
       4,100        * Sonic Corp ..................................     103,648
       2,100        * The Steak n Shake Co ........................      31,290
       2,900          Triarc Cos ..................................      30,160
                                                                    -----------
                      TOTAL EATING AND DRINKING PLACES                  744,684
                                                                    -----------
 EDUCATIONAL SERVICES--0.06%
         800        * Learning Tree International, Inc ............      13,416
       1,300        * Princeton Review, Inc .......................       8,359
         200          Strayer Education, Inc ......................      19,342
         200        * Sylvan Learning Systems, Inc ................       5,456
                                                                    -----------
                      TOTAL EDUCATIONAL SERVICES                         46,573
                                                                    -----------
 ELECTRIC, GAS, AND SANITARY SERVICES--3.10%
      23,700        * Allegheny Energy, Inc .......................     216,618
      17,800        * Aquila, Inc .................................      60,164
       3,629          Atmos Energy Corp ...........................      86,878
       8,000          Avista Corp .................................     124,640
       9,100          Black Hills Corp ............................     280,826
         300          California Water Service Group ..............       7,743
       1,200          Cascade Natural Gas Corp ....................      23,520
       1,300        * Casella Waste Systems, Inc (Class A) ........      16,146
       1,700          Central Vermont Public Service Corp .........      37,706
       1,500          CH Energy Group, Inc ........................      66,000
         700          Chesapeake Utilities Corp ...................      16,044
         600        * Clean Harbors, Inc ..........................       2,550
         200          Cleco Corp ..................................       3,268
       6,800        * CMS Energy Corp .............................      50,116
         500          Connecticut Water Service, Inc ..............      13,495
         700        * Duratek, Inc ................................       6,244
       7,100        * El Paso Electric Co .........................      82,005
       1,900          Empire District Electric Co .................      41,800
       3,500          Energen Corp ................................     126,630
         400          EnergySouth, Inc ............................      12,912
       1,400          Idacorp, Inc ................................      35,700
       1,800          Laclede Group, Inc ..........................      48,618
       1,800          MGE Energy, Inc .............................      54,468
       2,700          New Jersey Resources Corp ...................      97,308
       1,700          Northwest Natural Gas Co ....................      49,300
       1,400          NUI Corp ....................................      20,930
       2,400          Otter Tail Corp .............................      62,736
         800          PNM Resources, Inc ..........................      22,432
       1,400          Resource America, Inc (Class A) .............      16,632
       1,700          SEMCO Energy, Inc ...........................       7,820
         200          SJW Corp ....................................      16,900
         200          South Jersey Industries, Inc ................       7,570
         100        * Southern Union Co ...........................       1,700
       3,100          Southwest Gas Corp ..........................      70,370
       6,900          UIL Holdings Corp ...........................     241,431
       3,300          Unisource Energy Corp .......................      62,766
       1,300        * Waste Connections, Inc ......................      45,617
      11,700          Westar Energy, Inc ..........................     215,865
                                                                    -----------
                      TOTAL ELECTRIC, GAS, AND SANITARY SERVICES      2,353,468
                                                                    -----------
 ELECTRONIC AND OTHER ELECTRIC EQUIPMENT--8.24%
       2,100        * Actel Corp ..................................      50,337
       6,700        * Advanced Energy Industries, Inc .............     126,429
       5,000        * Aeroflex, Inc ...............................      44,250
       1,300        * Alliance Semiconductor Corp .................       7,072
       2,100        * Anaren Microwave, Inc .......................      26,796
       6,200          Applica, Inc ................................      37,510
       1,000          Applied Signal Technology, Inc ..............      19,950
      46,200        * Arris Group, Inc ............................     265,650
      13,300        * Artesyn Technologies, Inc ...................     100,814
         600        * Artisan Components, Inc .....................      10,086
       2,500        * ATMI, Inc ...................................      63,175
       5,800        * Avanex Corp .................................      28,130
       7,600          Baldor Electric Co ..........................     160,436
       1,100          Bel Fuse, Inc (Class B) .....................      29,062
       4,400        * Benchmark Electronics, Inc ..................     185,988

                        SEE NOTES TO FINANCIAL STATEMENTS

36  TIAA-CREF Institutional Mutual Funds o Retirement Class  2003 ANNUAL REPORT

        Statement of Investments - INSTITUTIONAL SMALL-CAP EQUITY FUND -
                               September 30, 2003
--------------------------------------------------------------------------------

      SHARES                                                            VALUE
      ------                                                            -----
 ELECTRONIC AND OTHER ELECTRIC EQUIPMENT--(CONTINUED)
          75        * Brillian Corp ............................... $       676
       6,200          C&D Technologies, Inc .......................     117,304
         500        * Catapult Communications Corp ................       6,290
       1,500        * C-COR.net Corp ..............................       9,900
       1,800        * Centillium Communications, Inc ..............      12,726
         200        * Ceradyne, Inc ...............................       5,174
       3,000        * Checkpoint Systems, Inc .....................      47,400
       4,200        * ChipPAC, Inc ................................      24,738
       2,750        * Comtech Telecommunications ..................      65,753
       3,800        * Conexant Systems, Inc .......................      21,508
      27,700        * Corvis Corp .................................      35,456
         300          CTS Corp ....................................       3,693
         200          Cubic Corp ..................................       5,024
       3,300        * Diodes, Inc .................................      67,947
       1,074        * Ditech Communications Corp ..................       9,430
         100        * Drexler Technology Corp .....................       1,402
         700        * DSP Group, Inc ..............................      17,437
       1,200        * Dupont Photomasks, Inc ......................      27,252
         700        * Electro Scientific Industries, Inc ..........      14,749
       1,400        * Emerson Radio Corp ..........................       5,250
         900        * EMS Technologies, Inc .......................      15,282
         100        * Energy Conversion Devices, Inc ..............       1,051
       4,800        * Entegris, Inc ...............................      54,240
      24,500        * ESS Technology, Inc .........................     264,110
       6,700        * Finisar Corp ................................      15,075
         600          Franklin Electric Co, Inc ...................      33,408
       1,800        * FuelCell Energy, Inc ........................      21,060
       7,900        * Genesis Microchip, Inc ......................      88,559
       1,600        * Genlyte Group, Inc ..........................      71,232
      26,800        * GlobespanVirata, Inc ........................     193,496
         700        * Harmonic, Inc ...............................       4,389
       2,200          Helix Technology Corp .......................      36,014
       2,100        * Hexcel Corp .................................      12,390
       2,300        * Hutchinson Technology, Inc ..................      76,130
       3,200        * Inet Technologies, Inc ......................      41,408
       1,400        * Innovex, Inc ................................      13,930
         600          Inter-Tel, Inc ..............................      14,730
      11,100        * InterVoice, Inc .............................      99,234
       1,400        * IXYS Corp ...................................      13,118
         200        * JNI Corp ....................................       1,390
       7,300        * Kemet Corp ..................................      93,002
       4,200        * Kopin Corp ..................................      29,106
       5,800        * Lattice Semiconductor Corp ..................      41,238
         400        * Lifeline Systems, Inc .......................      12,616
       2,600        * Littelfuse, Inc .............................      59,800
       1,300          LSI Industries, Inc .........................      18,317
       1,400        * Manufacturers Services Ltd ..................       7,000
         800        * Mattson Technology, Inc .....................       7,248
       2,800        * Mercury Computer Systems, Inc ...............      59,724
       3,300          Methode Electronics, Inc (Class A) ..........      38,973
         350        * Metrologic Instruments, Inc .................      12,597
      14,800        * Micrel, Inc .................................     180,412
      13,400        * Microsemi Corp ..............................     204,216
       1,800        * Monolithic System Technology, Inc ...........      15,138
       1,500        * Moog, Inc (Class A) .........................      58,800
         300        * MRV Communications, Inc .....................         843
       2,900        * Mykrolis Corp ...............................      35,206
         200          National Presto Industries, Inc .............       6,868
       5,400        * New Focus, Inc ..............................      24,246
         200        * Omnivision Technologies, Inc ................       8,448
       7,800        * ON Semiconductor Corp .......................      31,980
      11,900        * Oplink Communications, Inc ..................      30,107
       1,500        * Optical Communication Products, Inc .........       3,540
         200        * OSI Systems, Inc ............................       3,460
         500          Park Electrochemical Corp ...................      11,375
       1,300        * Parthusceva, Inc ............................      11,167
       2,600        * Pemstar, Inc ................................       9,256
       1,200        * Pericom Semiconductor Corp ..................      12,000
       3,000        * Photronics, Inc .............................      63,780
       1,200        * Pixelworks, Inc .............................      10,344
      13,000        * Plantronics, Inc ............................     310,310
       3,403        * Plexus Corp .................................      52,883
         600        * Powell Industries, Inc ......................      10,080
         200        * Power Integrations, Inc .....................       6,648
       1,800        * Power-One, Inc ..............................      18,522
      30,400        * Powerwave Technologies, Inc .................     201,248
      10,600        * Proxim Corp (Class A) .......................      15,794
         500          Raven Industries, Inc .......................      12,325
         100        * Rayovac Corp ................................       1,460
       1,300          Regal-Beloit Corp ...........................      26,520
       2,700        * RF Micro Devices, Inc .......................      25,083
         500          Richardson Electronics Ltd ..................       5,300
         100        * Rogers Corp .................................       3,102
         700        * SBA Communications Corp .....................       2,240
       1,300        * SBS Technologies, Inc .......................      14,105
       1,100        * Seachange International, Inc ................      13,783
      13,500        * Semtech Corp ................................     249,210
         400        * Silicon Storage Technology, Inc .............       3,500
       2,200        * Siliconix, Inc ..............................     110,528
       1,200        * Sipex Corp ..................................       9,420
      14,600        * Skyworks Solutions, Inc .....................     132,860
         300          Smith (A.O.) Corp ...........................       8,403
      11,200        * Sonus Networks, Inc .........................      77,616
       1,700        * Spectralink Corp ............................      31,756
       1,100        * Standard Microsystems Corp ..................      29,678
      12,600        * Stoneridge, Inc .............................     185,346
       7,000        * Stratex Networks, Inc .......................      26,950
       4,900        * Superconductor Technologies .................      19,257
         800        * Supertex, Inc ...............................      14,352
      24,900        * Sycamore Networks, Inc ......................     122,010
       1,600        * Symmetricom, Inc ............................      10,128
       1,500        * Synaptics, Inc ..............................      16,140
       3,800        * Technitrol, Inc .............................      69,958
       4,700        * Tekelec .....................................      73,367
       4,100        * Tellium, Inc ................................       5,781
         600        * Terayon Communication Systems, Inc ..........       3,450
         200        * Thomas & Betts Corp .........................       3,170
       2,000        * Three-Five Systems, Inc .....................      11,020
       2,400        * Tollgrade Communications, Inc ...............      38,568
       5,500        * Transmeta Corp ..............................      15,400
         400        * Triquint Semiconductor, Inc .................       2,240
       2,600        * TTM Technologies, Inc .......................      37,128
       3,200        * Turnstone Systems, Inc ......................       9,184
       1,000        * Ulticom, Inc ................................      10,530
       1,700        * Universal Display Corp ......................      17,663
       1,900        * Universal Electronics, Inc ..................      21,850
       4,043        * Valence Technology, Inc .....................      13,787
       1,500        * Varian Semiconductor Equipment Associates, Inc     56,175
       8,400        * Verso Technologies, Inc .....................      31,500
       2,000        * Viasat, Inc .................................      35,620
       3,900        * Vicor Corp ..................................      37,167
         733        * Virage Logic Corp ...........................       5,571
       7,800        * Vitesse Semiconductor Corp ..................      49,920
       3,900        * Westell Technologies, Inc ...................      29,211
         200        * White Electronic Designs Corp ...............       2,150
       1,800        * Wilson Greatbatch Technologies, Inc .........      64,890
         900          Woodhead Industries, Inc ....................      13,545
         100        * Xicor, Inc ..................................         929
                                                                    -----------
                      TOTAL ELECTRONIC AND OTHER ELECTRIC EQUIPMENT   6,252,178
                                                                    -----------

                       SEE NOTES TO FINANCIAL STATEMENTS

2003 ANNUAL REPORT  Retirement Class o  TIAA-CREF Institutional Mutual Funds  37

        Statement of Investments - INSTITUTIONAL SMALL-CAP EQUITY FUND -
                               September 30, 2003
--------------------------------------------------------------------------------

      SHARES                                                            VALUE
      ------                                                            -----
 ENGINEERING AND MANAGEMENT SERVICES--2.54%
       3,300        * aaiPharma, Inc .............................. $    56,463
         100        * Advisory Board Co ...........................       4,545
         600        * Applera Corp (Celera Genomics Group) ........       7,014
         300        * Bioreliance Corp ............................       7,668
       9,000        * Century Business Services, Inc ..............      38,160
         700        * Charles River Associates, Inc ...............      19,971
       1,000        * Ciphergen Biosystems, Inc ...................      12,350
         500        * Cornell Cos, Inc ............................       8,225
         100        * Corrections Corp Of America .................       2,467
       1,300        * Covance, Inc ................................      29,094
         200        * CuraGen Corp ................................       1,006
         100        * CV Therapeutics, Inc ........................       2,200
       6,200        * Decode Genetics, Inc ........................      29,202
      12,300        * Digitas, Inc ................................      89,298
         100        * Diversa Corp ................................         775
       1,600        * eResearch Technology, Inc ...................      55,728
       1,200        * Exact Sciences Corp .........................      16,200
         100        * Exelixis, Inc ...............................         714
         500        * Exult, Inc ..................................       4,020
         100        * First Consulting Group, Inc .................         498
       1,100        * Forrester Research, Inc .....................      15,763
       1,900        * FTI Consulting, Inc .........................      32,965
       7,500        * Gartner, Inc (Class A) ......................      82,650
         100        * Gene Logic, Inc .............................         470
       7,000        * Genencor International, Inc .................     109,830
       2,400        * Gen-Probe, Inc ..............................     130,008
       2,700        * Kosan Biosciences, Inc ......................      21,492
         900          Landauer, Inc ...............................      31,887
         300        * Lexicon Genetics, Inc .......................       1,548
       1,000        * Luminex Corp ................................       6,750
       4,300        * MAXIMUS, Inc ................................     148,135
       3,100        * Maxygen, Inc ................................      31,620
         300        * MTC Technologies, Inc .......................       6,960
         200        * Navigant Consulting, Inc ....................       2,462
         100        * Neopharm, Inc ...............................       1,500
         700        * Newtek Business Services, Inc ...............       3,458
       1,200        * Parexel International Corp ..................      18,384
       2,500        * Per-Se Technologies, Inc ....................      40,000
         100        * Pharmacopeia, Inc ...........................       1,270
         600        * PracticeWorks, Inc ..........................      12,882
       3,500        * PRG-Schultz International, Inc ..............      19,880
       1,978        * Regeneration Technologies, Inc ..............      17,901
       1,600        * Regeneron Pharmaceuticals, Inc ..............      28,272
       9,200        * Repligen Corp ...............................      49,588
         900        * Research Frontiers, Inc .....................      10,322
         100        * Resources Connection, Inc ...................       2,441
         100        * Right Management Consultants, Inc ...........       1,808
       5,600        * Savient Pharmaceuticals, Inc ................      28,280
       1,700        * Seattle Genetics, Inc .......................      10,319
         400        * SFBC International, Inc .....................      11,373
       2,200        * Sourcecorp ..................................      51,150
       2,200        * Symyx Technologies, Inc .....................      47,388
         200        * Tejon Ranch Co ..............................       6,660
         100        * Telik, Inc ..................................       2,005
       5,000        * Tetra Tech, Inc .............................      99,550
         500        * TRC Cos, Inc ................................       8,230
      37,600        * U.S. Oncology, Inc ..........................     274,856
       1,300        * URS Corp ....................................      25,220
       2,800        * Washington Group International, Inc .........      75,460
       3,100        * Watson Wyatt & Co Holdings ..................      69,781
                                                                    -----------
                      TOTAL ENGINEERING AND MANAGEMENT SERVICES       1,926,116
                                                                    -----------
 EXECUTIVE, LEGISLATIVE AND GENERAL--0.00%
         500        * Omega Protein Corp ..........................       3,275
                                                                    -----------
                      TOTAL EXECUTIVE, LEGISLATIVE AND GENERAL            3,275
                                                                    -----------
 FABRICATED METAL PRODUCTS--0.97%
         700          CIRCOR International, Inc ...................      13,440
      20,900        * Crown Holdings, Inc .........................     141,075
         500        * Drew Industries, Inc ........................       9,255
      11,600        * Griffon Corp ................................     208,336
       1,600        * Intermagnetics General Corp .................      35,776
       4,600        * Jacuzzi Brands, Inc .........................      28,520
         900          Material Sciences Corp ......................       9,198
         200        * Mobile Mini, Inc ............................       3,858
         100        * NCI Building Systems, Inc ...................       1,990
         800        * Raytech Corp ................................       2,808
       3,700        * Shaw Group, Inc .............................      38,887
       1,300        * Silgan Holdings, Inc ........................      41,600
         800        * Simpson Manufacturing Co, Inc ...............      32,712
       1,400        * SPS Technologies, Inc .......................      63,000
      17,800        * Tower Automotive, Inc .......................      80,100
       1,200          Valmont Industries, Inc .....................      23,748
         100          Watts Industries, Inc (Class A) .............       1,762
                                                                    -----------
                      TOTAL FABRICATED METAL PRODUCTS                   736,065
                                                                    -----------
 FOOD AND KINDRED PRODUCTS--1.00%
       1,500        * American Italian Pasta Co (Class A) .........      58,035
       1,200        * Boston Beer Co, Inc (Class A) ...............      19,104
         300          Coca-Cola Bottling Co Consolidated ..........      15,045
       1,600          Corn Products International, Inc ............      50,960
       6,600        * Darling International, Inc ..................      17,490
         100          Farmer Brothers Co ..........................      32,031
       3,050          Flowers Foods, Inc ..........................      69,540
         200        * Horizon Organic Holding Corp ................       4,788
         100        * International Multifoods Corp ...............       2,335
       2,500          Interstate Bakeries Corp ....................      37,500
         600        * J & J Snack Foods Corp ......................      20,880
       2,300          Lance, Inc ..................................      22,862
         900        * M&F Worldwide Corp ..........................       8,667
         300        * National Beverage Corp ......................       4,530
         100        * Peets Coffee & Tea, Inc .....................       1,955
       1,300          Pilgrim's Pride Corp (Class B) ..............      16,250
      10,100        * Ralcorp Holdings, Inc .......................     279,770
         700          Riviana Foods, Inc ..........................      19,880
         600          Sanderson Farms, Inc ........................      18,876
       1,800          Sensient Technologies Corp ..................      37,800
       2,200          Topps Co, Inc ...............................      21,450
                                                                    -----------
                      TOTAL FOOD AND KINDRED PRODUCTS                   759,748
                                                                    -----------
 FOOD STORES--0.26%
       3,200        * 7-Eleven, Inc ...............................      43,936
         200          Arden Group, Inc (Class A) ..................      12,300
       1,400        * Great Atlantic & Pacific Tea Co, Inc ........      11,354
         800          Ingles Markets, Inc (Class A) ...............       7,840
         200        * Panera Bread Co (Class A) ...................       8,192
         400        * Pantry, Inc .................................       4,836
       2,600        * Pathmark Stores, Inc ........................      18,122
       3,300          Ruddick Corp ................................      51,282
       1,200          Weis Markets, Inc ...........................      40,812
         200        * Wild Oats Markets, Inc ......................       2,186
                                                                    -----------
                      TOTAL FOOD STORES                                 200,860
                                                                    -----------
 FURNITURE AND FIXTURES--0.14%
         900          Bassett Furniture Industries, Inc ...........      12,195
         400          Hooker Furniture Corp .......................      13,988
       2,300          Kimball International, Inc (Class B) ........      33,718
         900        * Select Comfort Corp .........................      23,850
         700          Stanley Furniture Co, Inc ...................      21,357
                                                                    -----------
                      TOTAL FURNITURE AND FIXTURES                      105,108
                                                                    -----------


                        SEE NOTES TO FINANCIAL STATEMENTS

38  TIAA-CREF Institutional Mutual Funds o Retirement Class  2003 ANNUAL REPORT

        Statement of Investments - INSTITUTIONAL SMALL-CAP EQUITY FUND -
                               September 30, 2003
--------------------------------------------------------------------------------

      SHARES                                                            VALUE
      ------                                                            -----
 FURNITURE AND HOMEFURNISHINGS STORES--0.34%
       2,000        * Cost Plus, Inc .............................. $    73,840
       1,600        * Electronics Boutique Holdings Corp ..........      45,712
       1,800        * Gamestop Corp ...............................      28,620
         300          Haverty Furniture Cos, Inc ..................       5,484
       1,800        * Intertan, Inc ...............................      16,470
         300        * Kirkland's, Inc .............................       4,809
       2,200        * Linens `n Things, Inc .......................      52,316
         600        * Rex Stores Corp .............................       7,830
         200        * The Bombay Co, Inc ..........................       1,970
       2,900        * Trans World Entertainment Corp ..............      16,385
         100        * Tweeter Home Entertainment Group, Inc .......         768
         600        * Ultimate Electronics, Inc ...................       5,694
                                                                    -----------
                      TOTAL FURNITURE AND HOMEFURNISHINGS STORES        259,898
                                                                    -----------
 GENERAL BUILDING CONTRACTORS--0.39%
         200        * Beazer Homes U.S.A., Inc ....................      16,880
       1,400          Brookfield Homes Corp .......................      25,942
         300        * Dominion Homes, Inc .........................       7,719
       1,900          M/I Schottenstein Homes, Inc ................      75,373
         900        * Meritage Corp ...............................      42,525
       2,118        * Palm Harbor Homes, Inc ......................      36,281
       2,200        * Perini Corp .................................      15,092
         200          Standard-Pacific Corp .......................       7,580
         200        * Technical Olympic U.S.A., Inc ...............       5,500
       2,600          Walter Industries, Inc ......................      27,898
       1,300        * WCI Communities, Inc ........................      21,450
         200        * William Lyon Homes, Inc .....................      10,030
                                                                    -----------
                      TOTAL GENERAL BUILDING CONTRACTORS                292,270
                                                                    -----------
 GENERAL MERCHANDISE STORES--0.57%
       6,600        * BJ's Wholesale Club, Inc ....................     127,842
       1,050        * Brookstone, Inc .............................      20,822
       4,300          Casey's General Stores, Inc .................      60,329
       5,800          Dillard's, Inc (Class A) ....................      81,084
       1,400          Fred's, Inc .................................      46,144
       3,100        * ShopKo Stores, Inc ..........................      46,500
       2,000        * Stein Mart, Inc .............................      10,940
       1,300        * Tuesday Morning Corp ........................      36,179
                                                                    -----------
                      TOTAL GENERAL MERCHANDISE STORES                  429,840
                                                                    -----------
 HEALTH SERVICES--2.01%
       4,000        * Accredo Health, Inc .........................     111,960
       1,200        * American Healthways, Inc ....................      50,388
       1,800        * Amsurg Corp .................................      59,382
       5,200        * Beverly Enterprises, Inc ....................      30,784
       2,200        * Chronimed, Inc ..............................      20,086
         500        * Corvel Corp .................................      17,775
       1,600        * Cross Country Healthcare, Inc ...............      22,544
       1,100        * CryoLife, Inc ...............................       6,776
         102        * Dynacq International, Inc ...................       1,838
       7,495        * Enzo Biochem, Inc ...........................     146,227
       7,200        * Genesis Health Ventures, Inc ................     174,600
       2,200        * Gentiva Health Services, Inc ................      25,300
       5,300          Hooper Holmes, Inc ..........................      35,245
         500        * IMPAC Medical Systems, Inc ..................       8,945
       2,400        * Inveresk Research Group, Inc ................      47,640
       1,000        * Kindred Healthcare, Inc .....................      37,450
         300        * LabOne, Inc .................................       6,999
       3,500        * LifePoint Hospitals, Inc ....................      84,175
       2,100        * MIM Corp ....................................      15,750
         600        * National Healthcare Corp ....................       8,568
         100        * Odyssey HealthCare, Inc .....................       2,982
         155        * Option Care, Inc ............................       1,862
       4,700        * Orthodontic Centers Of America, Inc .........      37,036
       7,500        * Pediatrix Medical Group, Inc ................     345,375
       3,400        * Province Healthcare Co ......................      44,030
       1,600        * RehabCare Group, Inc ........................      27,280
       2,300        * Select Medical Corp .........................      66,240
         100        * Specialty Laboratories, Inc .................       1,305
       1,600        * Sunrise Senior Living, Inc ..................      41,968
         500        * U.S. Physical Therapy, Inc ..................       6,116
         100        * United Surgical Partners International, Inc .       2,830
       1,100        * VistaCare, Inc (Class A) ....................      34,430
                                                                    -----------
                      TOTAL HEALTH SERVICES                           1,523,886
                                                                    -----------
 HEAVY CONSTRUCTION, EXCEPT BUILDING--0.25%
       8,100          Granite Construction, Inc ...................     151,308
       2,100        * Insituform Technologies, Inc (Class A) ......      37,296
                                                                    -----------
                      TOTAL HEAVY CONSTRUCTION, EXCEPT BUILDING         188,604
                                                                    -----------
 HOLDING AND OTHER INVESTMENT OFFICES--7.83%
         400        * 4Kids Entertainment, Inc ....................       8,440
       1,400          Acadia Realty Trust .........................      15,372
         800          Alabama National Bancorp ....................      38,000
         100        * Alexander's, Inc ............................      10,550
         100          Alexandria Real Estate Equities, Inc ........       4,803
         900          Allegiant Bancorp, Inc ......................      18,180
         400          Amcore Financial, Inc .......................      10,064
         500          American Land Lease, Inc ....................       9,225
       8,300          American Mortgage Acceptance Co .............     137,282
         200        * American Realty Investors, Inc ..............       2,008
       2,100          AMLI Residential Properties Trust ...........      55,020
       4,400          Anthracite Capital, Inc .....................      42,460
       2,400          Anworth Mortgage Asset Corp .................      34,272
         200        * Apex Mortgage Capital, Inc ..................       1,076
       1,600          Associated Estates Realty Corp ..............      10,432
       1,400          Bedford Property Investors, Inc .............      36,330
       2,400          Brandywine Realty Trust .....................      61,656
       4,400          Brookline Bancorp, Inc ......................      64,768
         300          BRT Realty Trust ............................       5,724
       1,300          Capital Automotive REIT .....................      39,663
         900          Capstead Mortgage Corp ......................      11,187
       2,100          Chateau Communities, Inc ....................      62,496
         500        * Cherokee, Inc ...............................      10,600
         700          Colonial Properties Trust ...................      25,221
       3,761          Commercial Net Lease Realty, Inc ............      64,050
         900          Community Banks, Inc ........................      29,790
       5,900          Community First Bankshares, Inc .............     155,937
       1,200          Connecticut Bancshares, Inc .................      61,500
       5,100          Cornerstone Realty Income Trust, Inc ........      41,208
       2,700          Corporate Office Properties Trust ...........      49,977
       1,100          Correctional Properties Trust ...............      27,445
         200        * Criimi MAE, Inc .............................       2,076
       3,500          Crown American Realty Trust .................      41,650
         100          Eastgroup Properties, Inc ...................       2,778
         900          Entertainment Properties Trust ..............      27,000
         800          Equity Inns, Inc ............................       6,024
       5,800          Equity One, Inc .............................      98,600
         100          Essex Property Trust, Inc ...................       6,271
         400        * FelCor Lodging Trust, Inc ...................       4,144
         600          First Defiance Financial Corp ...............      13,980
         200          First Indiana Corp ..........................       3,700
       3,900          First Industrial Realty Trust, Inc ..........     125,073
       6,800          First Niagara Financial Group, Inc ..........     102,680
       1,200          First Place Financial Corp ..................      21,300
       2,900          Fremont General Corp ........................      36,859
       3,900          Gables Residential Trust ....................     126,048
         800          German American Bancorp .....................      14,048
         824          Gladstone Capital Corp ......................      16,027
         100          Glenborough Realty Trust, Inc ...............       1,886
      12,000          Glimcher Realty Trust .......................     252,840
       1,300          Great Lakes REIT ............................      20,696

                       SEE NOTES TO FINANCIAL STATEMENTS

2003 ANNUAL REPORT  Retirement Class o  TIAA-CREF Institutional Mutual Funds  39

        Statement of Investments - INSTITUTIONAL SMALL-CAP EQUITY FUND -
                               September 30, 2003
--------------------------------------------------------------------------------

      SHARES                                                            VALUE
      ------                                                            -----
 HOLDING AND OTHER INVESTMENT OFFICES--(CONTINUED)
       1,343          Greater Bay Bancorp ......................... $    27,934
         600        * Hawthorne Financial Corp ....................      24,096
       5,434          Health Care REIT, Inc .......................     167,639
         100          Heritage Property Investment Trust ..........       2,888
       5,100          Highwoods Properties, Inc ...................     121,686
         111          Home Properties Of New York, Inc ............       4,351
      16,600          IMPAC Mortgage Holdings, Inc ................     268,754
         900          Innkeepers U.S.A. Trust .....................       7,830
       4,090          iShares Russell 2000 Index Fund .............     396,935
       1,800          Keystone Property Trust .....................      36,468
       9,500          Kilroy Realty Corp ..........................     271,225
       1,900          Koger Equity, Inc ...........................      35,720
       2,100          Kramont Realty Trust ........................      35,595
         500        * La Quinta Corp ..............................       3,115
       1,500          LaSalle Hotel Properties ....................      25,995
       2,900          Lexington Corporate Properties Trust ........      55,564
       8,500        * Local Financial Corp ........................     152,065
       1,100          LTC Properties, Inc .........................      12,738
         100          Manufactured Home Communities, Inc ..........       3,918
         100          MASSBANK Corp ...............................       3,677
         200        * Meristar Hospitality Corp ...................       1,416
       5,400          MFA Mortgage Investments, Inc ...............      51,408
       1,600          Mid Atlantic Realty Trust ...................      33,600
       2,500          Mid-America Apartment Communities, Inc ......      75,450
       1,300          Mission West Properties, Inc ................      16,068
      10,200          National Health Investors, Inc ..............     185,946
         500          National Health Realty, Inc .................       7,560
       5,600          Nationwide Health Properties, Inc ...........      97,944
       2,400          Newcastle Investment Corp ...................      55,176
       4,700          Novastar Financial, Inc .....................     270,109
         100          Omega Healthcare Investors, Inc .............         768
       2,600          Oriental Financial Group, Inc ...............      63,076
         100          Pacific Northwest Bancorp ...................       3,565
         900          Parkway Properties, Inc .....................      39,330
       1,600          Pennsylvania Real Estate Investment Trust ...      53,520
         300          Post Properties, Inc ........................       8,169
       1,700          Prentiss Properties Trust ...................      52,700
       1,700        * Price Legacy Corp ...........................       5,950
         200          PrivateBancorp, Inc .........................       6,622
          46          Prosperity Bancshares, Inc ..................         980
         100          Provident Bancorp, Inc ......................       4,202
         200          PS Business Parks, Inc ......................       7,548
         600          Quaker City Bancorp, Inc ....................      24,000
       5,500          RAIT Investment Trust .......................     126,280
       1,300          Ramco-Gershenson Properties .................      33,085
         300          Reckson Associates Realty Corp ..............       6,933
         511          Redwood Trust, Inc ..........................      21,666
       1,300          Sandy Spring Bancorp, Inc ...................      42,276
         900          Saul Centers, Inc ...........................      23,895
      18,800          Senior Housing Properties Trust .............     270,908
       1,100          Sizeler Property Investors ..................      11,528
         100          SL Green Realty Corp ........................       3,611
         300          Sovran Self Storage, Inc ....................       9,945
       1,200          Suffolk Bancorp .............................      39,948
         200          Summit Properties, Inc ......................       4,544
         200          Sun Communities, Inc ........................       7,880
       3,900          Susquehanna Bancshares, Inc .................     100,230
         700          Tanger Factory Outlet Centers, Inc ..........      25,725
       7,100          Taubman Centers, Inc ........................     139,160
         460          Tompkins Trustco, Inc .......................      21,045
       1,500          Town & Country Trust ........................      35,235
         100        * Transcontinental Realty Investors, Inc ......       1,179
       2,000          U.S. Restaurant Properties, Inc .............      32,500
         500          United Mobile Homes, Inc ....................       7,535
         100          United National Bancorp .....................       3,321
       6,200          Ventas, Inc .................................     106,144
         100          Washington Real Estate Investment Trust .....       2,900
       2,835          Waypoint Financial Corp .....................      56,700
         200          Westfield Financial, Inc ....................       4,464
       1,300          Winston Hotels, Inc .........................      11,830
                                                                    -----------
                      TOTAL HOLDING AND OTHER INVESTMENT OFFICES      5,942,183
                                                                    -----------
 HOTELS AND OTHER LODGING PLACES--0.53%
         600        * Ameristar Casinos, Inc ......................      15,024
       2,300        * Boca Resorts, Inc (Class A) .................      29,808
       5,300          Boyd Gaming Corp ............................      80,878
       6,500        * Choice Hotels International, Inc ............     188,630
         100        * Extended Stay America, Inc ..................       1,493
       1,500          Marcus Corp .................................      22,890
         800        * Pinnacle Entertainment, Inc .................       5,600
       3,500        * Prime Hospitality Corp ......................      30,415
       1,700        * Vail Resorts, Inc ...........................      24,310
                                                                    -----------
                      TOTAL HOTELS AND OTHER LODGING PLACES             399,048
                                                                    -----------
 INDUSTRIAL MACHINERY AND EQUIPMENT--5.53%
       1,200        * Aaon, Inc ...................................      19,704
         200        * Actuant Corp ................................      11,230
      11,700        * Adaptec, Inc ................................      88,452
      16,359        * Advanced Digital Information Corp ...........     229,353
         400          Alamo Group, Inc ............................       5,704
         400          Ampco-Pittsburgh Corp .......................       4,796
       1,600        * Astec Industries, Inc .......................      16,480
         500        * ASV, Inc ....................................       9,545
         200        * Asyst Technologies, Inc .....................       2,814
         600        * Axcelis Technologies, Inc ...................       4,956
         300          BHA Group Holdings, Inc .....................       7,128
       6,900          Black Box Corp ..............................     274,689
       2,000        * Blount International, Inc ...................       9,620
       4,100          Briggs & Stratton Corp ......................     240,916
         500        * Brooks Automation, Inc ......................      10,450
         400          Cascade Corp ................................       8,820
       1,100        * Cirrus Logic, Inc ...........................       6,083
      10,400        * Computer Network Technology Corp ............      90,272
      10,100        * Concurrent Computer Corp ....................      38,279
         300        * Cray, Inc ...................................       3,294
         503        * Cuno, Inc ...................................      19,713
         300        * Cymer, Inc ..................................      12,360
      13,100        * Dot Hill Systems Corp .......................     180,256
         500        * Dril-Quip, Inc ..............................       8,450
       5,300        * Electronics For Imaging, Inc ................     123,596
         500          Engineered Support Systems, Inc .............      30,250
      10,800        * EnPro Industries, Inc .......................     104,220
       2,000        * Esterline Technologies Corp .................      38,580
         300        * FalconStor Software, Inc ....................       1,878
       1,000        * Fargo Electronics, Inc ......................      12,600
      13,500        * Flowserve Corp ..............................     274,050
         800        * Gardner Denver, Inc .........................      16,808
      58,600        * Gateway, Inc ................................     331,676
         500        * General Binding Corp ........................       5,200
       3,400        * Global Power Equipment Group, Inc ...........      17,918
         600          Gorman-Rupp Co ..............................      13,566
       5,500        * Handspring, Inc .............................       6,215
         100        * Hydril Co ...................................       2,026
       2,600        * Hypercom Corp ...............................      14,014
         300          IDEX Corp ...................................      10,932
         300        * InFocus Corp ................................       1,458
         150        * Interland, Inc ..............................       1,154
       6,200          Iomega Corp .................................      69,068
         100          JLG Industries, Inc .........................       1,152
         500        * Joy Global, Inc .............................       7,850


                        SEE NOTES TO FINANCIAL STATEMENTS

40  TIAA-CREF Institutional Mutual Funds o Retirement Class  2003 ANNUAL REPORT

        Statement of Investments - INSTITUTIONAL SMALL-CAP EQUITY FUND -
                               September 30, 2003
--------------------------------------------------------------------------------

      SHARES                                                            VALUE
      ------                                                            -----
 INDUSTRIAL MACHINERY AND EQUIPMENT--(CONTINUED)
         500        * Kadant, Inc ................................. $     9,580
       2,500          Kaydon Corp .................................      59,350
         500          Kennametal, Inc .............................      18,700
       4,000        * Komag, Inc ..................................      70,080
         400        * Kulicke & Soffa Industries, Inc .............       4,336
       1,300          Lennox International, Inc ...................      18,993
       3,200          Lincoln Electric Holdings, Inc ..............      71,072
         200          Lindsay Manufacturing Co ....................       4,020
         500          Lufkin Industries, Inc ......................      12,000
         100          Manitowoc Co, Inc ...........................       2,169
         200        * Mestek, Inc .................................       3,362
       1,700        * Micros Systems, Inc .........................      58,055
         400        * Milacron, Inc ...............................         920
       2,400          Modine Manufacturing Co .....................      57,120
       2,200          Nacco Industries, Inc (Class A) .............     157,300
       1,600          Nordson Corp ................................      41,424
         600        * Omnicell, Inc ...............................       9,744
         700        * Overland Storage, Inc .......................      10,325
       2,700        * Palm, Inc ...................................      52,785
       2,600        * Paxar Corp ..................................      33,280
       1,200        * Planar Systems, Inc .........................      25,740
       4,800        * Presstek, Inc ...............................      35,419
       1,600        * ProQuest Co .................................      42,080
       1,700        * Quantum Corp ................................       5,236
      10,400        * Rainbow Technologies, Inc ...................      95,056
         700          Robbins & Myers, Inc ........................      15,568
       1,400          Sauer-Danfoss, Inc ..........................      19,740
         700          Schawk, Inc .................................       8,344
       1,600        * Scientific Games Corp (Class A) .............      18,256
         200        * Semitool, Inc ...............................       1,592
       2,630        * Sigma Designs, Inc ..........................      22,592
      18,600        * Silicon Graphics, Inc .......................      17,856
         700        * Simpletech, Inc .............................       5,012
       1,000          Standex International Corp ..................      24,300
       4,600          Stewart & Stevenson Services, Inc ...........      69,092
         600        * Surebeam Corp (Class A) .....................         858
         100          Tecumseh Products Co (Class A) ..............       3,731
         900          Tennant Co ..................................      33,156
       3,500        * Terex Corp ..................................      64,855
         100          Thomas Industries, Inc ......................       2,852
       2,600          Toro Co .....................................     117,000
         100        * Ultratech, Inc ..............................       2,822
      16,000        * UNOVA, Inc ..................................     234,400
       2,100        * Veeco Instruments, Inc ......................      41,916
       3,900          Woodward Governor Co ........................     170,469
       1,100          York International Corp .....................      38,049
                                                                    -----------
                      TOTAL INDUSTRIAL MACHINERY AND EQUIPMENT        4,198,181
                                                                    -----------
 INSTRUMENTS AND RELATED PRODUCTS--6.46%
       2,100        * Aclara BioSciences, Inc .....................       8,316
         400        * Advanced Neuromodulation Systems, Inc .......      15,960
         100        * Aksys Ltd ...................................         999
       3,300        * Alaris Medical Systems, Inc .................      54,780
       1,100        * American Medical Systems Holdings, Inc ......      23,870
       1,700          Analogic Corp ...............................      81,600
       3,100          Arrow International, Inc ....................      71,300
       2,000        * Arthrocare Corp .............................      35,640
         800        * Aspect Medical Systems, Inc .................       8,216
       1,000          BEI Technologies, Inc .......................      15,600
       1,700        * Biolase Technology, Inc .....................      19,397
         782        * Bruker BioSciences Corp .....................       3,441
         600        * Candela Corp ................................       7,656
         600        * Cantel Medical Corp .........................       8,004
       4,300        * Cardiac Science, Inc ........................      17,888
       3,000        * Cardiodynamics International Corp ...........      13,470
       1,000        * Cerus Corp ..................................       4,630
       1,000        * Cholestech Corp .............................       7,600
         600        * Closure Medical Corp ........................      14,634
       6,400          Cognex Corp .................................     168,256
       2,700        * Coherent, Inc ...............................      66,501
       1,800          Cohu, Inc ...................................      35,208
       1,100        * Cole National Corp ..........................      13,706
         100        * Conceptus, Inc ..............................       1,310
       2,000        * Concord Camera Corp .........................      21,300
       2,800        * Conmed Corp .................................      57,792
       2,300          Cooper Cos, Inc .............................      93,725
       2,200        * Credence Systems Corp .......................      25,300
         100        * CTI Molecular Imaging, Inc ..................       1,477
       1,000        * Cyberonics, Inc .............................      30,860
      27,600        * Cytyc Corp ..................................     415,104
       1,100          Datascope Corp ..............................      33,814
       2,700        * Dionex Corp .................................     106,272
         500        * DJ Orthopedics, Inc .........................       6,975
         100        * DRS Technologies, Inc .......................       2,413
       2,300          EDO Corp ....................................      46,575
       1,300        * ESCO Technologies, Inc ......................      58,851
         400        * Exactech, Inc ...............................       6,540
       1,000        * Excel Technology, Inc .......................      25,000
         300        * FEI Co ......................................       7,002
       3,000        * Flir Systems, Inc ...........................      76,860
         100        * Fossil, Inc .................................       2,423
       1,600        * Haemonetics Corp ............................      37,776
         200        * Hanger Orthopedic Group, Inc ................       3,070
         900        * Herley Industries, Inc ......................      15,768
       1,600        * Hologic, Inc ................................      21,808
         900        * ICU Medical, Inc ............................      24,489
       2,100        * Igen International, Inc .....................     121,380
       1,200        * Ii-Vi, Inc ..................................      23,988
       1,400        * Inamed Corp .................................     102,830
         100        * Input/Output, Inc ...........................         391
       7,934        * Integra LifeSciences Holding ................     224,453
         100        * Integrated Defense Technology, Inc ..........       1,678
       1,700        * Interpore International .....................      26,112
       1,950        * Intuitive Surgical, Inc .....................      32,526
       2,500          Invacare Corp ...............................      93,950
         100        * Invision Technologies, Inc ..................       2,434
         800        * Ionics, Inc .................................      19,568
       1,400        * I-Stat Corp .................................      18,718
       1,900        * Itron, Inc ..................................      38,133
         300        * Ixia ........................................       3,246
       1,500          Keithley Instruments, Inc ...................      21,225
         600        * Kensey Nash Corp ............................      14,088
         100        * KVH Industries, Inc .........................       2,521
       1,000        * Kyphon, Inc .................................      19,500
         500        * Laserscope ..................................       5,875
         300        * Lexar Media, Inc ............................       5,112
       1,700        * LTX Corp ....................................      19,142
         500        * Medical Action Industries, Inc ..............       6,510
       4,800          Mentor Corp .................................     109,440
       3,100        * Merit Medical Systems, Inc ..................      68,510
         900        * Micro Therapeutics, Inc .....................       4,761
         700          Mine Safety Appliances Co ...................      38,234
       2,500        * MKS Instruments, Inc ........................      54,150
       6,400        * Molecular Devices Corp ......................     111,488
         800          Movado Group, Inc ...........................      17,520
       2,100          MTS Systems Corp ............................      31,962
         200        * Newport Corp ................................       2,820
       1,600        * Novoste Corp ................................       7,056
       2,300          Oakley, Inc .................................      23,000
       1,400        * Ocular Sciences, Inc ........................      31,192

                       SEE NOTES TO FINANCIAL STATEMENTS

2003 ANNUAL REPORT  Retirement Class o  TIAA-CREF Institutional Mutual Funds  41

        Statement of Investments - INSTITUTIONAL SMALL-CAP EQUITY FUND -
                               September 30, 2003
--------------------------------------------------------------------------------

      SHARES                                                            VALUE
      ------                                                            -----
 INSTRUMENTS AND RELATED PRODUCTS--(CONTINUED)
         200        * Orbital Sciences Corp ....................... $     1,856
       2,900        * Orthologic Corp .............................      15,602
       1,500        * Osteotech, Inc ..............................      12,285
       1,500        * Photon Dynamics, Inc ........................      43,725
         766        * Pinnacle Systems, Inc .......................       6,457
       1,400        * Possis Medical, Inc .........................      21,840
         500        * Retractable Technologies, Inc ...............       3,055
         700        * Rofin-Sinar Technologies, Inc ...............      14,693
       1,400          Roper Industries, Inc .......................      60,970
         500        * Rudolph Technologies, Inc ...................       9,655
       2,100        * Sola International, Inc .....................      33,600
         300        * SonoSite, Inc ...............................       6,003
       8,800        * Staar Surgical Co ...........................      93,368
       2,200        * Star Scientific, Inc ........................       4,004
       3,700        * Sybron Dental Specialties, Inc ..............      92,759
         800        * Synovis Life Technologies, Inc ..............      19,560
         200          Sypris Solutions, Inc .......................       2,746
       9,400        * Techne Corp .................................     298,826
       2,800        * Theragenics Corp ............................      15,960
      13,900        * Thoratec Corp ...............................     236,161
       1,600        * Trimble Navigation Ltd ......................      37,040
       1,900        * TriPath Imaging, Inc ........................      16,530
         100          United Industrial Corp ......................       1,590
       4,500        * Varian, Inc .................................     140,940
       1,300        * Ventana Medical Systems, Inc ................      52,390
       2,800        * Viasys Healthcare, Inc ......................      56,560
      15,200        * Visx, Inc ...................................     289,560
       2,400        * Vital Images, Inc ...........................      44,926
         500          Vital Signs, Inc ............................      14,650
       2,994        * Vivus, Inc ..................................      10,479
       1,500        * Wright Medical Group, Inc ...................      37,920
       1,900          X-Rite, Inc .................................      21,508
         500          Young Innovations, Inc ......................      16,005
         700        * Zoll Medical Corp ...........................      22,435
       1,500        * Zygo Corp ...................................      24,600
                                                                    -----------
                      TOTAL INSTRUMENTS AND RELATED PRODUCTS          4,902,947
                                                                    -----------
 INSURANCE AGENTS, BROKERS AND SERVICE--0.05%
         100        * Clark, Inc ..................................       1,334
       1,100          Crawford & Co (Class B) .....................       7,722
         100          Hilb, Rogal & Hamilton Co ...................       3,104
       2,000        * USI Holdings Corp ...........................      26,020
                                                                    -----------
                      TOTAL INSURANCE AGENTS, BROKERS AND SERVICE        38,180
                                                                    -----------
 INSURANCE CARRIERS--3.06%
       3,500          21st Century Insurance Group ................      48,230
       2,100        * Allmerica Financial Corp ....................      50,001
         300        * American Medical Security Group, Inc ........       6,093
       1,800        * American Physicians Capital, Inc ............      50,004
       2,200        * AMERIGROUP Corp .............................      98,186
       6,500          AmerUs Group Co .............................     221,000
       2,300        * Argonaut Group, Inc .........................      29,900
         600          Baldwin & Lyons, Inc (Class B) ..............      14,010
       1,700        * Centene Corp ................................      51,663
         900        * Citizens, Inc ...............................       7,245
       6,000          Commerce Group, Inc .........................     227,760
         600          Delphi Financial Group, Inc (Class A) .......      27,912
         300          Donegal Group, Inc ..........................       4,530
         200          EMC Insurance Group, Inc ....................       3,586
         400        * Enstar Group, Inc ...........................      15,700
         700          FBL Financial Group, Inc (Class A) ..........      17,248
         200          Financial Industries Corp ...................       2,840
         600          Great American Financial Resources, Inc .....       8,688
         100          Harleysville Group, Inc .....................       2,331
       5,100        * HealthExtras, Inc ...........................      43,911
         400          Independence Holding Co .....................       8,700
       1,200          Infinity Property & Casualty Corp ...........      33,732
         300          Kansas City Life Insurance Co ...............      13,758
       6,500          Landamerica Financial Group, Inc ............     297,960
         600          Midland Co ..................................      12,780
         300        * National Western Life Insurance Co (Class A)       41,208
         500        * Navigators Group, Inc .......................      16,355
         400          NYMAGIC, Inc ................................       8,972
       1,900        * Ohio Casualty Corp ..........................      27,550
       1,500        * Philadelphia Consolidated Holding Corp ......      69,300
       9,000          Phoenix Cos, Inc ............................     103,950
         500        * Pico Holdings, Inc ..........................       6,535
       2,000          PMA Capital Corp (Class A) ..................      25,060
       1,100          Presidential Life Corp ......................      16,643
       1,200        * ProAssurance Corp ...........................      30,996
         200          RLI Corp ....................................       6,584
         800          Safety Insurance Group, Inc .................      12,416
         100          Selective Insurance Group, Inc ..............       2,976
       6,600        * Sierra Health Services, Inc .................     135,630
         900          State Auto Financial Corp ...................      22,698
       9,100        * Stewart Information Services Corp ...........     256,984
         200        * Triad Guaranty, Inc .........................       9,816
      10,700        * UICI ........................................     134,178
         600          United Fire & Casualty Co ...................      21,936
         200        * Universal American Financial Corp ...........       1,770
          72        * Wellpoint Health Networks, Inc ..............       5,550
       2,400          Zenith National Insurance Corp ..............      66,768
                                                                    -----------
                      TOTAL INSURANCE CARRIERS                        2,321,643
                                                                    -----------
 JUSTICE, PUBLIC ORDER AND SAFETY--0.02%
         700        * Wackenhut Corrections Corp ..................      11,935
                                                                    -----------
                      TOTAL JUSTICE, PUBLIC ORDER AND SAFETY             11,935
                                                                    -----------
 LEATHER AND LEATHER PRODUCTS--0.55%
       7,900          Brown Shoe Co, Inc ..........................     250,430
         800          K-Swiss, Inc (Class A) ......................      28,792
         500        * Steven Madden Ltd ...........................       9,485
         200          Weyco Group, Inc ............................       9,898
       6,000          Wolverine World Wide, Inc ...................     116,400
                                                                    -----------
                      TOTAL LEATHER AND LEATHER PRODUCTS                415,005
                                                                    -----------
 LEGAL SERVICES--0.10%
       3,300        * Pre-Paid Legal Services, Inc ................      77,286
                                                                    -----------
                      TOTAL LEGAL SERVICES                               77,286
                                                                    -----------
 LUMBER AND WOOD PRODUCTS--0.28%
         500          American Woodmark Corp ......................      22,380
      18,500        * Champion Enterprises, Inc ...................     117,475
         600          Deltic Timber Corp ..........................      17,352
         700        * Modtech Holdings, Inc .......................       5,558
         500          Skyline Corp ................................      16,010
       1,500          Universal Forest Products, Inc ..............      36,405
                                                                    -----------
                      TOTAL LUMBER AND WOOD PRODUCTS                    215,180
                                                                    -----------
 METAL MINING--0.14%
         100        * Cleveland-Cliffs, Inc .......................       2,560
      16,600        * Coeur D'alene Mines Corp ....................      51,626
         600        * Hecla Mining Co .............................       3,144
       1,500          Royal Gold, Inc .............................      27,450
       3,830        * Stillwater Mining Co ........................      24,129
                                                                    -----------
                      TOTAL METAL MINING                                108,909
                                                                    -----------
 MISCELLANEOUS MANUFACTURING INDUSTRIES--1.18%
      20,800          Callaway Golf Co ............................     296,816
       1,300        * Daktronics, Inc. ............................      20,813
       3,800        * Identix, Inc ................................      19,874
         200        * Jakks Pacific, Inc ..........................       2,438
      13,500        * K2, Inc .....................................     200,475
      12,400          Nautilus Group, Inc .........................     156,488


                        SEE NOTES TO FINANCIAL STATEMENTS

42  TIAA-CREF Institutional Mutual Funds o Retirement Class  2003 ANNUAL REPORT

        Statement of Investments - INSTITUTIONAL SMALL-CAP EQUITY FUND -
                               September 30, 2003
--------------------------------------------------------------------------------

      SHARES                                                            VALUE
      ------                                                            -----
 MISCELLANEOUS MANUFACTURING INDUSTRIES--(CONTINUED)
       1,300          Oneida Ltd ...................................$     4,004
         800          Penn Engineering & Manufacturing Corp ........     12,328
         100        * RC2 Corp .....................................      1,921
         100          Russ Berrie & Co, Inc ........................      3,369
       1,600        * Shuffle Master, Inc ..........................     43,488
         400        * Steinway Musical Instruments, Inc ............      7,100
       4,900        * Yankee Candle Co, Inc ........................    124,852
                                                                    -----------
                      TOTAL MISCELLANEOUS MANUFACTURING INDUSTRIES      893,966
                                                                    -----------
 MISCELLANEOUS RETAIL--1.96%
       1,500        * 1-800-Flowers.com, Inc (Class A) .............     11,280
         100        * AC Moore Arts & Crafts, Inc ..................      2,228
         600        * Big 5 Sporting Goods Corp ....................      9,168
         500          Blair Corp ...................................     10,400
      15,300          Cash America International, Inc ..............    250,920
       1,050        * Coldwater Creek, Inc .........................     10,311
       1,200        * Dick's Sporting Goods, Inc ...................     44,808
       7,900        * Drugstore.com, Inc ...........................     60,435
       2,000        * Duane Reade, Inc .............................     31,900
         600        * Finlay Enterprises, Inc ......................      8,718
         300        * FTD, Inc (Class A) ...........................      6,753
         600        * Galyans Trading Co, Inc ......................      6,126
         500          Hancock Fabrics, Inc .........................      7,890
         650        * Hibbett Sporting Goods, Inc ..................     15,548
         800        * Jo-Ann Stores, Inc (Class A) .................     22,320
      12,100          Longs Drug Stores Corp .......................    243,573
      15,200        * OfficeMax, Inc ...............................    142,424
         200        * Overstock.com, Inc ...........................      2,978
         600        * PC Connection, Inc ...........................      5,640
       3,500        * Petco Animal Supplies, Inc ...................    109,200
       6,599        * Priceline.com, Inc ...........................    191,305
         100        * Sharper Image Corp ...........................      2,306
       1,710        * Sports Authority, Inc ........................     53,882
       3,700        * Stamps.com, Inc ..............................     21,534
         800        * Systemax, Inc ................................      5,312
         200        * Valuevision International, Inc (Class A) .....      3,182
         100        * Whitehall Jewellers, Inc .....................      1,121
         900          World Fuel Services Corp .....................     25,263
       4,020        * Zale Corp ....................................    178,528
                                                                    -----------
                      TOTAL MISCELLANEOUS RETAIL                      1,485,053
                                                                    -----------
 MOTION PICTURES--0.57%
       2,846        * Avid Technology, Inc .........................    150,383
         200        * Carmike Cinemas, Inc .........................      5,262
         500        * Hollywood Entertainment Corp .................      8,500
       2,200        * Movie Gallery, Inc ...........................     43,230
       6,600        * NetFlix, Inc .................................    221,826
         700        * Reading International, Inc ...................      3,997
                                                                    -----------
                      TOTAL MOTION PICTURES                             433,198
                                                                    -----------
 NONDEPOSITORY INSTITUTIONS--0.95%
         800        * Accredited Home Lenders Holding Co ...........     17,368
       2,200          Advanta Corp (Class A) .......................     24,200
       1,000          American Home Mortgage Holdings, Inc .........     17,570
       3,900          Charter Municipal Mortgage Acceptance Co .....     71,682
       9,500        * CompuCredit Corp .............................    166,250
       2,600        * Credit Acceptance Corp .......................     29,510
         900       b* DVI, Inc .....................................         99
       3,800        * E-Loan, Inc ..................................     13,794
         100        * Federal Agricultural Mortgage Corp (Class C) .      2,700
         100        * Financial Federal Corp .......................      3,051
       2,500          MCG Capital Corp .............................     39,025
         600          Medallion Financial Corp .....................      3,780
       3,000          Metris Cos, Inc ..............................     12,360
       2,800          New Century Financial Corp ...................     79,296
         603        * Saxon Capital, Inc ...........................     10,335
         300        * United PanAm Financial Corp ..................      5,223
       1,400          Westcorp .....................................     48,930
       3,400        * WFS Financial, Inc ...........................    125,902
       3,600        * World Acceptance Corp ........................     48,780
                                                                    -----------
                      TOTAL NONDEPOSITORY INSTITUTIONS                  719,855
                                                                    -----------
 NONMETALLIC MINERALS, EXCEPT FUELS--0.03%
       1,900          Amcol International Corp .....................     23,484
                                                                    -----------
                      TOTAL NONMETALLIC MINERALS, EXCEPT FUELS           23,484
                                                                    -----------
 OIL AND GAS EXTRACTION--2.58%
         100        * Atwood Oceanics, Inc .........................      2,399
       1,300          Berry Petroleum Co (Class A) .................     23,764
       4,200          Cabot Oil & Gas Corp (Class A) ...............    109,200
         100        * Cal Dive International, Inc ..................      1,944
       4,000        * Cimarex Energy Co ............................     78,400
         560        * Clayton Williams Energy, Inc .................     10,556
       1,900        * Comstock Resources, Inc ......................     25,384
       3,000        * Denbury Resources, Inc .......................     37,080
         100        * Encore Acquisition Co ........................      2,155
         200        * Evergreen Resources, Inc .....................      5,400
         100        * Forest Oil Corp ..............................      2,395
      56,100        * Global Industries Ltd ........................    255,255
      10,200        * Grey Wolf, Inc ...............................     35,496
       1,100        * Hanover Compressor Co ........................     10,890
       1,800        * Harvest Natural Resources, Inc ...............     11,070
         888        * Horizon Offshore, Inc ........................      3,650
         200        * Houston Exploration Co .......................      7,020
      10,000        * KCS Energy, Inc ..............................     68,000
      27,800        * Magnum Hunter Resources, Inc .................    222,122
       1,200        * McMoRan Exploration Co .......................     12,576
      35,500        * Meridian Resource Corp .......................    153,005
         200        * North Coast Energy, Inc ......................      2,498
       1,700        * Nuevo Energy Co ..............................     30,889
       8,600        * Oceaneering International, Inc ...............    202,272
       7,800        * Parker Drilling Co ...........................     18,408
       2,700          Patina Oil & Gas Corp ........................     97,848
         800          Penn Virginia Corp ...........................     35,360
         400        * Petrocorp, Inc ...............................      5,384
       1,500        * Petroleum Development Corp ...................     17,970
       3,800        * Plains Exploration & Production Co ...........     47,386
         463        * Prima Energy Corp ............................     11,691
         100        * Quicksilver Resources, Inc ...................      2,443
       2,300        * Range Resources Corp .........................     15,732
         100        * Remington Oil & Gas Corp .....................      1,815
         800          RPC, Inc .....................................      8,000
       1,700        * Seacor Smit, Inc .............................     61,489
         200        * Southwestern Energy Co .......................      3,620
         500        * Spinnaker Exploration Co .....................     12,000
         100          St. Mary Land & Exploration Co ...............      2,532
       3,200        * Stone Energy Corp ............................    112,896
       4,600        * Superior Energy Services, Inc ................     45,080
       1,650        * Tetra Technologies, Inc ......................     34,023
         200        * Tom Brown, Inc ...............................      5,140
       3,100        * Transmontaigne, Inc ..........................     18,476
         100        * Unit Corp ....................................      1,884
       2,900        * Veritas DGC, Inc .............................     23,142
       5,200          Vintage Petroleum, Inc .......................     56,576
         100        * W-H Energy Services, Inc .....................      1,780
                                                                    -----------
                      TOTAL OIL AND GAS EXTRACTION                    1,954,095
                                                                    -----------
 PAPER AND ALLIED PRODUCTS--0.50%
       1,200        * Buckeye Technologies, Inc ....................     10,908
       2,500        * Caraustar Industries, Inc ....................     21,825
         600          Chesapeake Corp ..............................     13,524
       1,300          Greif, Inc (Class A) .........................     33,800
       8,800        * Longview Fibre Co ............................     85,976

                       SEE NOTES TO FINANCIAL STATEMENTS

2003 ANNUAL REPORT  Retirement Class o  TIAA-CREF Institutional Mutual Funds  43

        Statement of Investments - INSTITUTIONAL SMALL-CAP EQUITY FUND -
                               September 30, 2003
--------------------------------------------------------------------------------

      SHARES                                                            VALUE
      ------                                                            -----
 PAPER AND ALLIED PRODUCTS--(CONTINUED)
       2,700        * Playtex Products, Inc ........................ $   16,092
         100          Pope & Talbot, Inc ...........................      1,512
       2,500          Potlatch Corp ................................     74,300
       2,100          Rock-Tenn Co (Class A) .......................     30,618
       1,800          Schweitzer-Mauduit International, Inc ........     45,450
       3,400          Wausau-Mosinee Paper Corp ....................     41,514
                                                                     ----------
                      TOTAL PAPER AND ALLIED PRODUCTS                   375,519
                                                                     ----------
 PERSONAL SERVICES--0.42%
       3,500        * Alderwoods Group, Inc ........................     27,125
         700          Angelica Corp ................................     13,300
      14,700        * Coinstar, Inc ................................    197,715
         700          CPI Corp .....................................     12,880
       1,400          G & K Services, Inc (Class A) ................     49,000
         900          Unifirst Corp ................................     21,276
                                                                     ----------
                      TOTAL PERSONAL SERVICES                           321,296
                                                                     ----------
 PETROLEUM AND COAL PRODUCTS--0.39%
         100          ElkCorp ......................................      2,356
       8,800          Frontier Oil Corp ............................    129,360
         600        * Headwaters, Inc ..............................      9,660
       2,500          Holly Corp ...................................     61,950
       5,500        * Tesoro Petroleum Corp ........................     46,530
       1,500          WD-40 Co .....................................     47,535
                                                                     ----------
                      TOTAL PETROLEUM AND COAL PRODUCTS                 297,391
                                                                     ----------
 PRIMARY METAL INDUSTRIES--1.17%
       5,800        * AK Steel Holding Corp ........................      11,600
       4,800          Allegheny Technologies, Inc ..................      31,440
       2,004        * Andrew Corp ..................................      24,629
       1,300          Belden, Inc ..................................      22,711
       5,700        * Brush Engineered Materials, Inc ..............      58,425
         100        * Cable Design Technologies Corp ...............         800
       2,000          Carpenter Technology Corp ....................      42,880
         400        * Century Aluminum Co ..........................       4,340
      13,300        * CommScope, Inc ...............................     160,398
         900          Curtiss-Wright Corp ..........................      63,558
         900        * Encore Wire Corp .............................      11,880
       7,900        * General Cable Corp ...........................      62,884
         200          Gibraltar Steel Corp .........................       4,408
       1,300        * Liquidmetal Technologies, Inc ................       4,095
       2,600        * Lone Star Technologies, Inc ..................      35,074
         100          Matthews International Corp (Class A) ........       2,641
         100        * Maverick Tube Corp ...........................       1,552
       2,800        * Mueller Industries, Inc ......................      71,260
         100          NN, Inc ......................................       1,286
         200        * NS Group, Inc ................................       1,292
       1,500          Quanex Corp ..................................      50,400
         800        * RTI International Metals, Inc ................       8,416
       2,100          Ryerson Tull, Inc ............................      16,380
       1,000          Schnitzer Steel Industries, Inc (Class A) ....      30,030
         100        * Steel Dynamics, Inc ..........................       1,514
       2,000          Texas Industries, Inc ........................      49,200
       7,500          Tredegar Corp ................................     112,875
                                                                     -----------
                      TOTAL PRIMARY METAL INDUSTRIES                     885,968
                                                                     -----------
 PRINTING AND PUBLISHING--0.86%
       3,700        * American Greetings Corp (Class A) ............      71,891
       1,200          Banta Corp ...................................      43,200
         300          Bowne & Co, Inc ..............................       4,485
       1,200        * Consolidated Graphics, Inc ...................      30,516
         400          Courier Corp .................................      20,364
         350          CSS Industries, Inc ..........................       9,013
       1,500          Ennis Business Forms, Inc ....................      20,115
       4,800          Harland (John H.) Co .........................     127,056
      10,800          Hollinger International, Inc .................     133,380
       1,100        * Information Holdings, Inc ....................      22,033
       3,100        * Journal Register Co ..........................      58,125
       2,500        * Mail-Well, Inc ...............................       8,750
       1,100          New England Business Services, Inc ...........      29,282
      13,800        * Primedia, Inc ................................      39,330
         300          Pulitzer, Inc ................................      15,630
         600          Standard Register Co .........................       9,960
         700          Thomas Nelson, Inc ...........................       9,667
                                                                     -----------
                      TOTAL PRINTING AND PUBLISHING                      652,797
                                                                     -----------
 RAILROAD TRANSPORTATION--0.06%
       1,500          Florida East Coast Industries ................      43,125
         100        * Genesee & Wyoming, Inc (Class A) .............       2,371
                                                                     -----------
                      TOTAL RAILROAD TRANSPORTATION                       45,496
                                                                     -----------
 REAL ESTATE--0.08%
         200        * Avatar Holdings, Inc .........................       6,396
         500          Consolidated-Tomoka Land Co ..................      14,505
         100        * Jones Lang LaSalle, Inc ......................       1,850
         100        * Orleans Homebuilders, Inc ....................       1,182
       6,600        * Stewart Enterprises, Inc (Class A) ...........      25,080
         400        * Tarragon Realty Investors, Inc ...............       6,100
         200          United Capital Corp ..........................       3,600
                                                                     -----------
                      TOTAL REAL ESTATE                                   58,713
                                                                     -----------
 RUBBER AND MISCELLANEOUS PLASTICS PRODUCTS--0.43%
         400        * Applied Films Corp ...........................      11,892
         600          Bandag, Inc ..................................      20,238
       6,500          Cooper Tire & Rubber Co ......................     103,155
         800        * Goodyear Tire & Rubber Co ....................       5,256
         100        * Gundle/SLT Environmental, Inc ................       1,535
         100        * Jarden Corp ..................................       3,775
         600          Myers Industries, Inc ........................       6,006
         600          Quixote Corp .................................      15,090
         302          Schulman (A.), Inc ...........................       4,790
         100        * Skechers U.S.A., Inc (Class A) ...............         742
       2,100          Spartech Corp ................................      44,730
         200        * Trex Co, Inc .................................       6,210
       4,500          Tupperware Corp ..............................      60,210
       3,600        * Vans, Inc ....................................      39,240
                                                                     -----------
                      TOTAL RUBBER AND MISCELLANEOUS PLASTICS PRODUCTS   322,869
                                                                     -----------
 SECURITY AND COMMODITY BROKERS--1.00%
       5,400        * Affiliated Managers Group, Inc ...............     339,120
       2,600          First Albany Cos, Inc ........................      33,150
         100        * Gabelli Asset Management, Inc (Class A) ......       3,566
       7,000        * Investment Technology Group, Inc .............     134,260
       8,097        * Knight Trading Group, Inc ....................      92,711
         800          Sanders Morris Harris Group, Inc .............       7,096
       3,020        * SoundView Technology Group, Inc ..............      29,717
       5,600          SWS Group, Inc ...............................     110,376
         200          Value Line, Inc ..............................       9,600
                                                                     -----------
                      TOTAL SECURITY AND COMMODITY BROKERS               759,596
                                                                     -----------
 SOCIAL SERVICES--0.02%
         400        * Bright Horizons Family Solutions, Inc ........      15,980
                                                                     -----------
                      TOTAL SOCIAL SERVICES                               15,980
                                                                     -----------
 SPECIAL TRADE CONTRACTORS--0.49%
       4,600        * Dycom Industries, Inc ........................      93,794
       1,400        * EMCOR Group, Inc .............................      59,570
      14,400        * Integrated Electrical Services, Inc ..........      99,360
         400        * John B. Sanfilippo & Son .....................       8,504
         800        * Matrix Service Co ............................      14,208
       6,800        * Quanta Services, Inc .........................      56,236
       1,100          Roto-Rooter, Inc .............................      39,105
                                                                     -----------
                      TOTAL SPECIAL TRADE CONTRACTORS                    370,777
                                                                     -----------
 STONE, CLAY, AND GLASS PRODUCTS--0.80%
       4,400          Ameron International Corp ....................     145,244


                        SEE NOTES TO FINANCIAL STATEMENTS

44  TIAA-CREF Institutional Mutual Funds o Retirement Class  2003 ANNUAL REPORT

        Statement of Investments - INSTITUTIONAL SMALL-CAP EQUITY FUND -
                               September 30, 2003
--------------------------------------------------------------------------------

      SHARES                                                            VALUE
      ------                                                            -----
 STONE, CLAY, AND GLASS PRODUCTS--(CONTINUED)
       2,200          Apogee Enterprises, Inc ......................  $   22,704
       1,700        * Cabot Microelectronics Corp ..................      94,758
         100          CARBO Ceramics, Inc ..........................       3,616
         800          Centex Construction Products, Inc ............      35,736
       1,400          Libbey, Inc ..................................      38,934
      15,300       b* USG Corp .....................................     263,772
                                                                      ----------
                      TOTAL STONE, CLAY, AND GLASS PRODUCTS              604,764
                                                                      ----------
 TEXTILE MILL PRODUCTS--0.06%
         300          Albany International Corp (Class A) ..........       9,252
         200        * Hampshire Group Ltd ..........................       6,368
       5,800        * Interface, Inc (Class A) .....................      31,436
                                                                      ----------
                      TOTAL TEXTILE MILL PRODUCTS                         47,056
                                                                      ----------
 TOBACCO PRODUCTS--0.13%
       2,400          Universal Corp ...............................     101,112
                                                                      ----------
                      TOTAL TOBACCO PRODUCTS                             101,112
                                                                      ----------
 TRANSPORTATION BY AIR--1.19%
         100        * Airtran Holdings, Inc ........................       1,675
       1,800        * Alaska Air Group, Inc ........................      50,076
      23,700        * America West Holdings Corp (Class B) .........     230,601
       1,400        * AMR Corp .....................................      16,030
       1,300        * Atlantic Coast Airlines Holdings, Inc ........      11,063
       2,700        * Continental Airlines, Inc (Class B) ..........      44,766
      14,900        * ExpressJet Holdings, Inc .....................     205,620
       2,800        * Forward Air Corp .............................      77,420
         100        * Frontier Airlines, Inc .......................       1,646
       3,700        * MAIR Holdings, Inc ...........................      25,123
      15,000        * Mesa Air Group, Inc ..........................     166,500
       2,800        * Northwest Airlines Corp ......................      27,160
       1,700        * Offshore Logistics, Inc ......................      34,510
         400        * Petroleum Helicopters (Vote) .................      11,624
         100          Skywest, Inc .................................       1,732
                                                                      ----------
                      TOTAL TRANSPORTATION BY AIR                        905,546
                                                                      ----------
 TRANSPORTATION EQUIPMENT--0.92%
       2,700        * AAR Corp .....................................      21,654
       1,400        * Aftermarket Technology Corp ..................      15,974
       1,900          Arctic Cat, Inc ..............................      36,727
       2,300          Clarcor, Inc .................................      89,700
         800          Coachmen Industries, Inc .....................       9,368
         600        * Ducommun, Inc ................................       9,780
       1,400        * Dura Automotive Systems, Inc .................      13,328
       1,000        * Fairchild Corp (Class A) .....................       4,950
         100          Federal Signal Corp ..........................       1,490
       1,800        * Fleetwood Enterprises, Inc ...................      16,686
       1,600          GenCorp, Inc .................................      14,320
         400        * Greenbrier Cos, Inc ..........................       5,404
       1,200          Heico Corp ...................................      16,320
       2,000          Kaman Corp (Class A) .........................      25,920
         500          Marine Products Corp .........................       7,360
         100        * Monaco Coach Corp ............................       1,655
       1,300          Oshkosh Truck Corp ...........................      51,493
         100        * Sequa Corp (Class A) .........................       4,281
         100        * Sports Resorts International, Inc ............         508
         600          Standard Motor Products, Inc .................       6,060
         400        * Strattec Security Corp .......................      19,064
         100          Superior Industries International, Inc .......       4,055
       3,200        * Teledyne Technologies, Inc ...................      46,560
       3,900        * Tenneco Automotive, Inc ......................      24,531
       1,000          Thor Industries, Inc .........................      54,020
         100          Trinity Industries, Inc ......................       2,585
         200        * Triumph Group, Inc ...........................       5,960
      12,700          Visteon Corp .................................      83,820
         200        * Wabash National Corp .........................       3,190
       3,000          Wabtec Corp ..................................      47,550
       1,200          Winnebago Industries, Inc ....................      53,496
                                                                      ----------
                      TOTAL TRANSPORTATION EQUIPMENT                     697,809
                                                                      ----------
 TRANSPORTATION SERVICES--0.26%
         400        * Ambassadors Group, Inc .......................       6,804
         500          Ambassadors International, Inc ...............       6,125
       4,525        * EGL, Inc .....................................      82,265
         500          GATX Corp ....................................      10,575
       1,100        * Navigant International, Inc ..................      15,411
       2,200        * Pacer International, Inc .....................      43,846
       4,000        * Railamerica, Inc .............................      34,400
                                                                      ----------
                      TOTAL TRANSPORTATION SERVICES                      199,426
                                                                      ----------
 TRUCKING AND WAREHOUSING--0.78%
       3,800          Arkansas Best Corp ...........................     104,500
         175        * Covenant Transport, Inc (Class A) ............       3,220
       2,800          Heartland Express, Inc .......................      67,256
       4,000        * Landstar System, Inc .........................     244,080
         400        * P.A.M. Transportation Services ...............       8,208
       1,500          Roadway Corp .................................      73,155
       1,300        * SCS Transportation, Inc ......................      19,630
         500        * U.S. Xpress Enterprises, Inc (Class A) .......       6,125
       2,000          USF Corp .....................................      62,940
         100        * Yellow Corp ..................................       2,988
                                                                      ----------
                      TOTAL TRUCKING AND WAREHOUSING                     592,102
                                                                      ----------
 WATER TRANSPORTATION--0.23%
       4,000          Alexander & Baldwin, Inc .....................     112,320
         100        * Gulfmark Offshore, Inc .......................       1,405
       1,500        * Kirby Corp ...................................      43,050
         600          Maritrans, Inc ...............................       9,000
       1,000        * Seabulk International, Inc ...................       7,290
                                                                      ----------
                      TOTAL WATER TRANSPORTATION                         173,065
                                                                      ----------
 WHOLESALE TRADE-DURABLE GOODS--2.13%
         400        * 1-800 Contacts, Inc ..........................       8,072
         100          Agilysys, Inc ................................         877
       1,100        * Alliance Imaging, Inc ........................       3,784
       4,500        * Anixter International, Inc ...................     102,465
       1,700          Applied Industrial Technologies, Inc .........      33,779
       1,500        * Audiovox Corp (Class A) ......................      18,945
       1,100        * Aviall, Inc ..................................      13,618
         600          Barnes Group, Inc ............................      15,576
       1,800        * Boyds Collection Ltd .........................       8,118
       1,400          Commercial Metals Co .........................      25,718
         200        * Compucom Systems, Inc ........................         840
       1,100        * Department 56, Inc ...........................      13,970
       1,000        * Global Imaging Systems, Inc ..................      24,600
       9,200          Handleman Co .................................     155,296
       4,300          Hughes Supply, Inc ...........................     139,535
       1,600        * Imagistics International, Inc ................      46,368
      13,000        * Insight Enterprises, Inc .....................     197,860
         450        * Insurance Auto Auctions, Inc .................       5,063
         100        * Keystone Automotive Industries, Inc ..........       2,170
         400          Lawson Products, Inc .........................      10,740
       3,500          Owens & Minor, Inc ...........................      84,350
       4,600          Pep Boys-Manny Moe & Jack ....................      70,380
       2,500          Pomeroy IT Solutions, Inc ....................      31,750
       6,500        * PSS World Medical, Inc .......................      57,655
       2,300          Reliance Steel & Aluminum Co .................      51,037
       7,800        * Safeguard Scientifics, Inc ...................      26,520
         400        * Scansource, Inc ..............................      14,616
       2,850        * SCP Pool Corp ................................      79,287
         500        * TBC Corp .....................................      12,525
      13,600          Watsco, Inc ..................................     259,896
       1,500        * WESCO International, Inc .....................       7,845
       4,884        * Zoran Corp ...................................      95,238
                                                                      ----------
                      TOTAL WHOLESALE TRADE-DURABLE GOODS              1,618,493
                                                                      ----------

                       SEE NOTES TO FINANCIAL STATEMENTS

2003 ANNUAL REPORT  Retirement Class o  TIAA-CREF Institutional Mutual Funds  45

        Statement of Investments - INSTITUTIONAL SMALL-CAP EQUITY FUND -
                               September 30, 2003
--------------------------------------------------------------------------------

      SHARES                                                            VALUE
      ------                                                            -----
 WHOLESALE TRADE-NONDURABLE GOODS--1.15%
       6,900          Acuity Brands, Inc ...........................$   124,614
         600          Advanced Marketing Services, Inc .............      6,132
         100        * Allscripts Healthcare Solutions, Inc .........        408
         200        * Central European Distribution Corp ...........      5,470
       3,400        * Chiquita Brands International, Inc ...........     60,180
       1,500          D&K Healthcare Resources, Inc ................     21,090
         300          DIMON, Inc ...................................      2,070
       1,800          Getty Realty Corp ............................     44,100
         300        * Green Mountain Coffee, Inc ...................      5,943
         100        * Hain Celestial Group, Inc ....................      1,813
         200          Kenneth Cole Productions, Inc (Class A) ......      5,222
         400        * Maui Land & Pineapple Co .....................     10,344
       3,400        * Men's Wearhouse, Inc .........................     87,210
       1,000          Nash Finch Co ................................     15,488
       8,114          Perrigo Co ...................................    103,291
         300        * Perry Ellis International, Inc ...............      8,565
       2,000        * Plains Resources, Inc ........................     24,900
         100        * Priority Healthcare Corp (Class B) ...........      2,054
       2,500          Russell Corp .................................     40,750
         200        * School Specialty, Inc ........................      5,642
       1,100        * Smart & Final, Inc ...........................      6,875
         100          Standard Commercial Corp .....................      1,840
       9,500          Stride Rite Corp .............................    102,600
         388        * Tractor Supply Co ............................     12,730
         900        * United Natural Foods, Inc ....................     29,871
       3,779        * United Stationers, Inc .......................    142,393
                                                                    -----------
                      TOTAL WHOLESALE TRADE-NONDURABLE GOODS            871,595
                                                                    -----------
                      TOTAL COMMON STOCK
                       (COST $68,696,176)                            75,294,936
                                                                    -----------

   PRINCIPAL
   ---------
SHORT TERM INVESTMENT--1.15%
 U.S. GOVERNMENT AND AGENCY--1.15%
                      Federal Home Loan Bank (FHLB)
    $870,000           1.010%,10/01/03 .............................$   869,977
                                                                    -----------
                      TOTAL U.S. GOVERNMENT AND AGENCY                  869,977
                                                                    -----------
                      TOTAL SHORT TERM INVESTMENT
                       (COST $870,000)                                  869,977
                                                                    -----------
                      TOTAL PORTFOLIO--100.38%
                       (COST $69,566,176)                            76,164,913

                      OTHER ASSETS & LIABILITIES, NET--(0.38)%         (287,620)
                                                                    -----------
                      NET ASSETS--100.00%                           $75,877,293
                                                                    ===========

------------
*  Non-income producing
b  In bankruptcy

At September 30, 2003, the aggregate cost of portfolio investments for federal income tax purposes was $70,893,514. Net unrealized appreciation of portfolio investments aggregated $5,271,399 of which $7,779,869 related to appreciated portfolio investments and $2,508,470 related to depreciated portfolio investments.


                        SEE NOTES TO FINANCIAL STATEMENTS

46  TIAA-CREF Institutional Mutual Funds o Retirement Class  2003 ANNUAL REPORT

Statement of Investments - INSTITUTIONAL S&P 500 INDEX FUND - September 30, 2003
--------------------------------------------------------------------------------

                              Summary by Industry


                                                              VALUE          %
--------------------------------------------------------------------------------
COMMON STOCK
Amusement and Recreation Services ....................   $    46,321       0.05%
Apparel and Accessory Stores .........................       350,043       0.39
Apparel and Other Textile Products ...................       108,876       0.12
Auto Repair, Services and Parking ....................        17,592       0.02
Automotive Dealers and Service Stations ..............       118,982       0.13
Building Materials and Garden Supplies ...............     1,115,290       1.23
Business Services ....................................     6,825,004       7.55
Chemicals and Allied Products ........................    10,788,636      11.93
Communications .......................................     4,781,523       5.29
Depository Institutions ..............................     9,244,040      10.22
Eating and Drinking Places ...........................       438,408       0.49
Educational Services .................................       112,251       0.12
Electric, Gas, and Sanitary Services .................     2,821,363       3.12
Electronic and Other Electric Equipment ..............     7,308,932       8.08
Engineering and Management Services ..................       453,364       0.50
Fabricated Metal Products ............................       568,700       0.63
Food and Kindred Products ............................     3,442,268       3.81
Food Stores ..........................................       417,077       0.46
Forestry .............................................       122,745       0.14
Furniture and Fixtures ...............................       180,416       0.20
Furniture and Homefurnishings Stores .................       318,732       0.35
General Building Contractors .........................       117,364       0.13
General Merchandise Stores ...........................     3,475,732       3.85
Health Services ......................................       360,561       0.40
Holding and Other Investment Offices .................       739,676       0.82
Hotels and Other Lodging Places ......................       219,178       0.24
Industrial Machinery and Equipment ...................     7,162,464       7.92
Instruments and Related Products .....................     2,309,106       2.56
Insurance Agents, Brokers and Service ................       377,239       0.42
Insurance Carriers ...................................     4,533,793       5.01
Lumber and Wood Products .............................        58,176       0.06
Metal Mining .........................................       242,851       0.27
Miscellaneous Manufacturing Industries ...............       111,388       0.12
Miscellaneous Retail .................................       980,945       1.08
Motion Pictures ......................................       397,349       0.44
Nondepository Institutions ...........................     2,283,208       2.53
Nonmetallic Minerals, Except Fuels ...................        39,910       0.04
Oil and Gas Extraction ...............................     1,293,413       1.43
Paper and Allied Products ............................       577,603       0.64
Personal Services ....................................       135,983       0.15
Petroleum and Coal Products ..........................     3,539,584       3.91
Primary Metal Industries .............................       331,323       0.37
Printing and Publishing ..............................       657,855       0.73
Railroad Transportation ..............................       369,453       0.41
Rubber and Miscellaneous Plastics Products ...........       240,198       0.27
Security and Commodity Brokers .......................     2,001,962       2.21
Stone, Clay, and Glass Products ......................       120,576       0.13
Tobacco Products .....................................       946,400       1.05
Transportation By Air ................................       330,444       0.37
Transportation Equipment .............................     2,244,050       2.48
Transportation Services ..............................        30,086       0.03
Trucking and Warehousing .............................       695,420       0.77
Water Transportation .................................       200,629       0.22
Wholesale Trade-Durable Goods ........................     1,459,264       1.61
Wholesale Trade-Nondurable Goods .....................       679,629       0.75
                                                         -----------     ------
TOTAL COMMON STOCK (COST $79,336,158) ................    88,843,375      98.25
                                                         -----------     ------
TOTAL PORTFOLIO (COST $79,336,158) ...................    88,843,375      98.25
OTHER ASSETS & LIABILITIES, NET ......................     1,586,294       1.75
                                                         -----------     ------
NET ASSETS ...........................................   $90,429,669     100.00%
                                                         ===========     ======
COMMON STOCK--98.25%
 AMUSEMENT AND RECREATION SERVICES--0.05%
     1,100            Harrah's Entertainment, Inc ................  $   46,321
                                                                    ----------
                      TOTAL AMUSEMENT AND RECREATION SERVICES           46,321
                                                                    ----------
 APPAREL AND ACCESSORY STORES--0.39%
     8,600            Gap, Inc ...................................     147,232
     5,000            Limited Brands, Inc ........................      75,400
     1,300            Nordstrom, Inc .............................      32,253
     4,900            TJX Cos, Inc ...............................      95,158
                                                                    ----------
                      TOTAL APPAREL AND ACCESSORY STORES               350,043
                                                                    ----------
 APPAREL AND OTHER TEXTILE PRODUCTS--0.12%

     1,200            Jones Apparel Group, Inc ...................      35,916
     1,000            Liz Claiborne, Inc .........................      34,050
     1,000            VF Corp ....................................      38,910
                                                                    ----------
                      TOTAL APPAREL AND OTHER TEXTILE PRODUCTS         108,876
                                                                    ----------
 AUTO REPAIR, SERVICES AND PARKING--0.02%
       600            Ryder System, Inc ..........................      17,592
                                                                    ----------
                      TOTAL AUTO REPAIR, SERVICES AND PARKING           17,592
                                                                    ----------
 AUTOMOTIVE DEALERS AND SERVICE STATIONS--0.13%
     2,700          * Autonation, Inc ............................      47,358
       800          * AUTOZONE, INC ..............................      71,624
                                                                    ----------
                      TOTAL AUTOMOTIVE DEALERS AND SERVICE STATIONS    118,982
                                                                    ----------
 BUILDING MATERIALS AND GARDEN SUPPLIES--1.23%
    22,200            Home Depot, Inc ............................     707,070
     1,000          * Louisiana-Pacific Corp .....................      13,780
     7,600            Lowe's Cos .................................     394,440
                                                                    ----------
                      TOTAL BUILDING MATERIALS AND GARDEN SUPPLIES   1,115,290
                                                                    ----------
 BUSINESS SERVICES--7.55%
     2,200            Adobe Systems, Inc .........................      86,372
    43,600          * AOL Time Warner, Inc .......................     658,796
     1,200            Autodesk, Inc ..............................      20,424
     5,800            Automatic Data Processing, Inc .............     207,930
     2,300          * BMC Software, Inc ..........................      32,039
     9,800          * Cendant Corp ...............................     183,162
     1,600          * Citrix Systems, Inc ........................      35,328
     5,600            Computer Associates International, Inc .....     146,216
     1,800          * Computer Sciences Corp .....................      67,626
     3,700          * Compuware Corp .............................      19,832
     1,400          * Convergys Corp .............................      25,676
       600            Deluxe Corp ................................      24,084
     1,400          * Electronic Arts, Inc .......................     129,122
     4,600            Electronic Data Systems Corp ...............      92,920
     1,300            Equifax, Inc ...............................      28,951
     7,200            First Data Corp ............................     287,712
     1,900          * Fiserv, Inc ................................      68,837
     2,357            IMS Health, Inc ............................      49,733
     3,800          * Interpublic Group Of Cos, Inc ..............      53,656
     2,000          * Intuit, Inc ................................      96,480
       800          * Mercury Interactive Corp ...................      36,328
   104,400            Microsoft Corp .............................   2,901,276
     1,100          * Monster Worldwide, Inc .....................      27,698
       900          * NCR Corp ...................................      28,521
     3,600          * Novell, Inc ................................      19,188
     1,800            Omnicom Group, Inc .........................     129,330
    50,700          * Oracle Corp ................................     568,854
     2,500          * Parametric Technology Corp .................       7,800
     3,500          * Peoplesoft, Inc ............................      63,665
     1,600          * Robert Half International, Inc .............      31,200
     4,700          * Siebel Systems, Inc ........................      45,684
    31,100          * Sun Microsystems, Inc ......................     102,941
     2,800          * SunGard Data Systems, Inc ..................      73,668
     1,500          * Symantec Corp ..............................      94,530
     3,100          * Unisys Corp ................................      41,943

                        SEE NOTES TO FINANCIAL STATEMENTS


2003 ANNUAL REPORT  Retirement Class o  TIAA-CREF Institutional Mutual Funds  47

Statement of Investments - INSTITUTIONAL S&P 500 INDEX FUND - September 30, 2003
--------------------------------------------------------------------------------

SHARES                                                                   VALUE
--------------------------------------------------------------------------------
BUSINESS SERVICES--(CONTINUED)
     4,100          * Veritas Software Corp ......................  $  128,740
     5,900          * Yahoo!, Inc ................................     208,742
                                                                    ----------
                      TOTAL BUSINESS SERVICES                        6,825,004
                                                                    ----------
 CHEMICALS AND ALLIED PRODUCTS--11.93%
    15,100            Abbott Laboratories ........................     642,505
     2,200            Air Products & Chemicals, Inc ..............      99,220
       600            Alberto-Culver Co (Class B) ................      35,292
     1,200            Allergan, Inc ..............................      94,476
    12,500          * Amgen, Inc .................................     807,125
     1,000            Avery Dennison Corp ........................      50,520
     2,300            Avon Products, Inc .........................     148,488
     1,500          * Biogen, Inc ................................      57,345
    18,700            Bristol-Myers Squibb Co ....................     479,842
     1,800          * Chiron Corp ................................      93,042
     2,100            Clorox Co ..................................      96,327
     5,200            Colgate-Palmolive Co .......................     290,628
     8,900            Dow Chemical Co ............................     289,606
     9,700            Du Pont (E.I.) de Nemours & Co .............     388,097
       800            Eastman Chemical Co ........................      26,800
     2,600            Ecolab, Inc ................................      65,650
     3,500          * Forest Laboratories, Inc ...................     180,075
     2,100          * Genzyme Corp ...............................      97,125
     9,800            Gillette Co ................................     313,404
       500            Great Lakes Chemical Corp ..................      10,055
       900            International Flavors & Fragrances, Inc ....      29,772
     2,300          * King Pharmaceuticals, Inc ..................      34,845
    10,900            Lilly (Eli) & Co ...........................     647,460
     2,400          * MedImmune, Inc .............................      79,224
    21,600            Merck & Co, Inc ............................   1,093,392
    75,220            Pfizer, Inc ................................   2,285,184
     1,700            PPG Industries, Inc ........................      88,774
     1,600            Praxair, Inc ...............................      99,120
    12,500            Procter & Gamble Co ........................   1,160,250
     2,200            Rohm & Haas Co .............................      73,590
    14,300            Schering-Plough Corp .......................     217,932
     1,400            Sherwin-Williams Co ........................      41,174
       700            Sigma-Aldrich Corp .........................      36,358
     1,100          * Watson Pharmaceuticals, Inc ................      45,859
    12,800            Wyeth ......................................     590,080
                                                                    ----------
                      TOTAL CHEMICALS AND ALLIED PRODUCTS           10,788,636
                                                                    ----------
 COMMUNICATIONS--5.29%
     3,000            Alltel Corp ................................     139,020
     7,600            AT&T Corp ..................................     163,780
    26,100          * AT&T Wireless Services, Inc ................     213,498
     4,000          * Avaya, Inc .................................      43,600
    17,800            BellSouth Corp .............................     421,504
     1,400            CenturyTel, Inc ............................      47,446
     5,900            Clear Channel Communications, Inc ..........     225,970
    15,516          * Comcast Corp ...............................     479,134
     6,450          * Comcast Corp Special .......................     190,533
    40,700          * Lucent Technologies, Inc ...................      87,912
    10,000          * Nextel Communications, Inc (Class A) .......     196,900
    16,300          * Qwest Communications International, Inc ....      55,420
    32,100            SBC Communications, Inc ....................     714,225
     8,800            Sprint Corp (FON Group) ....................     132,880
    10,000          * Sprint Corp (PCS Group) ....................      57,300
     3,100          * Univision Communications, Inc (Class A) ....      98,983
    26,700            Verizon Communications, Inc ................     866,148
    16,900            Viacom, Inc (Class B) ......................     647,270
                                                                    ----------
                      TOTAL COMMUNICATIONS                           4,781,523
                                                                    ----------
 DEPOSITORY INSTITUTIONS--10.22%
     3,500            AmSouth Bancorp ............................      74,270
    14,400            Bank Of America Corp .......................   1,123,776
     7,500            Bank Of New York Co, Inc ...................     218,325
    10,900            Bank One Corp ..............................     421,285
     5,300            BB&T Corp ..................................     190,323
     2,200            Charter One Financial, Inc .................      67,320
    49,800            Citigroup, Inc .............................   2,266,398
     1,700            Comerica, Inc ..............................      79,220
     4,700          * Concord EFS, Inc ...........................      64,249
     5,430            Fifth Third Bancorp ........................     301,202
     1,300            First Tennessee National Corp ..............      55,198
    10,100            FleetBoston Financial Corp .................     304,515
     1,500            Golden West Financial Corp .................     134,265
     2,400            Huntington Bancshares, Inc .................      47,496
    19,700            J.P. Morgan Chase & Co .....................     676,301
     4,100            KeyCorp ....................................     104,837
     2,100            Marshall & Ilsley Corp .....................      66,192
     4,200            Mellon Financial Corp ......................     126,588
     5,808            National City Corp .........................     171,104
     1,500            North Fork Bancorp, Inc ....................      52,125
     2,200            Northern Trust Corp ........................      93,368
     2,700            PNC Financial Services Group, Inc ..........     128,466
     2,200            Regions Financial Corp .....................      75,350
     3,300            SouthTrust Corp ............................      96,987
     3,200            State Street Corp ..........................     144,000
     2,700            SunTrust Banks, Inc ........................     162,999
     2,900            Synovus Financial Corp .....................      72,471
    18,600            U.S. Bancorp ...............................     446,214
     2,000            Union Planters Corp ........................      63,280
    12,900            Wachovia Corp ..............................     531,351
    16,200            Wells Fargo & Co ...........................     834,300
       900            Zions Bancorp ..............................      50,265
                                                                    ----------
                      TOTAL DEPOSITORY INSTITUTIONS                  9,244,040
                                                                    ----------
 EATING AND DRINKING PLACES--0.49%
     1,600            Darden Restaurants, Inc ....................      30,400
    12,300            McDonald's Corp ............................     289,542
     1,100            Wendy's International, Inc .................      35,530
     2,800          * YUM! BRANDS, INC ...........................      82,936

                      TOTAL EATING AND DRINKING PLACES
                                                                    ----------
 EDUCATIONAL SERVICES--0.12%
     1,700          * Apollo Group, Inc (Class A) ................     112,251
                                                                    ----------
                      TOTAL EDUCATIONAL SERVICES                       112,251
                                                                    ----------
 ELECTRIC, GAS, AND SANITARY SERVICES--3.12%
     6,000          * AES Corp ...................................      44,520
     1,100          * Allegheny Energy, Inc ......................      10,054
     2,000          * Allied Waste Industries, Inc ...............      21,600
     1,500            Ameren Corp ................................      64,365
     3,900            American Electric Power Co, Inc ............     117,000
     3,700          * Calpine Corp ...............................      18,093
     2,900            Centerpoint Energy, Inc ....................      26,593
     1,700            Cinergy Corp ...............................      62,390
     2,900          * Citizens Communications Co .................      32,509
     1,400          * CMS Energy Corp ............................      10,318
     2,200            Consolidated Edison, Inc ...................      89,672
     1,600            Constellation Energy Group, Inc ............      57,248
     3,100            Dominion Resources, Inc ....................     191,890
     1,600            DTE Energy Co ..............................      59,024
     8,700            Duke Energy Corp ...........................     154,947
     3,600          * Dynegy, Inc (Class A) ......................      12,960
     3,100          * Edison International .......................      59,210
     5,800            El Paso Corp ...............................      42,340
     2,300            Entergy Corp ...............................     124,545
     3,200            Exelon Corp ................................     203,200
     3,100            FirstEnergy Corp ...........................      98,890
     1,800            FPL Group, Inc .............................     113,760
     1,600            KeySpan Corp ...............................      56,128

                       SEE NOTES TO FINANCIAL STATEMENTS

48  TIAA-CREF Institutional Mutual Funds o Retirement Class  2003 ANNUAL REPORT

Statement of Investments - INSTITUTIONAL S&P 500 INDEX FUND - September 30, 2003
--------------------------------------------------------------------------------

    SHARES                                                            VALUE
    ------                                                            -----
 ELECTRIC, GAS, AND SANITARY SERVICES--(CONTINUED)
     1,200            Kinder Morgan, Inc .........................$     64,812
       400            Nicor, Inc .................................      14,056
     2,500            NiSource, Inc ..............................      49,950
       300            Peoples Energy Corp ........................      12,414
     3,900          * PG&E Corp ..................................      93,210
       900            Pinnacle West Capital Corp .................      31,950
     1,800            PPL Corp ...................................      73,710
     2,300            Progress Energy, Inc .......................     102,258
     2,100            Public Service Enterprise Group, Inc .......      88,200
     2,000            Sempra Energy ..............................      58,720
     7,100            Southern Co ................................     208,172
     1,700            TECO Energy, Inc ...........................      23,494
     3,100            TXU Corp ...................................      73,036
     5,800            Waste Management, Inc ......................     151,786
     5,000            Williams Cos, Inc ..........................      47,100
     3,700            Xcel Energy, Inc ...........................      57,239
                                                                    ----------
                      TOTAL ELECTRIC, GAS, AND SANITARY SERVICES     2,821,363
                                                                    ----------
 ELECTRONIC AND OTHER ELECTRIC EQUIPMENT--8.08%
     7,600          * ADC Telecommunications, Inc ................      17,708
     3,300          * Advanced Micro Devices, Inc ................      36,663
     3,800          * Altera Corp ................................      71,820
     1,900            American Power Conversion Corp .............      32,566
     3,600          * Analog Devices, Inc ........................     136,872
     3,200          * Applied Micro Circuits Corp ................      15,584
     2,900          * Broadcom Corp (Class A) ....................      77,198
     4,800          * CIENA Corp .................................      28,368
     1,800          * Comverse Technology, Inc ...................      26,928
       900            Cooper Industries Ltd (Class A) ............      43,227
     4,000            Emerson Electric Co ........................     210,600
    96,900            General Electric Co ........................   2,888,589
    62,900            Intel Corp .................................   1,730,379
     1,900          * Jabil Circuit, Inc .........................      49,495
    13,700          * JDS Uniphase Corp ..........................      49,320
     3,000            Linear Technology Corp .....................     107,430
     3,600          * LSI Logic Corp .............................      32,364
     3,100            Maxim Integrated Products, Inc .............     122,450
       700            Maytag Corp ................................      17,479
     5,900          * Micron Technology, Inc .....................      79,178
     1,800            Molex, Inc .................................      51,462
    22,600            Motorola, Inc ..............................     270,522
     1,800          * National Semiconductor Corp ................      58,122
     1,500          * Novellus Systems, Inc ......................      50,625
     1,500          * Nvidia Corp ................................      23,867
     1,600          * PMC-Sierra, Inc ............................      21,106
       800          * Power-One, Inc .............................       8,232
       900          * QLogic Corp ................................      42,309
     7,700            Qualcomm, Inc ..............................     320,628
     1,700            Rockwell Collins, Inc ......................      42,925
     4,900          * Sanmina-SCI Corp ...........................      47,530
     1,400            Scientific-Atlanta, Inc ....................      43,610
     3,900          * Tellabs, Inc ...............................      26,481
    16,800            Texas Instruments, Inc .....................     383,040
       600          * Thomas & Betts Corp ........................       9,510
       600            Whirlpool Corp .............................      40,662
     3,300          * Xilinx, Inc ................................      94,083
                                                                    ----------
                      TOTAL ELECTRONIC AND OTHER ELECTRIC EQUIPMENT  7,308,932
                                                                    ----------
 ENGINEERING AND MANAGEMENT SERVICES--0.50%
       700            Fluor Corp .................................      26,131
     4,200            Halliburton Co .............................     101,850
     2,600            Monsanto Co ................................      62,244
     1,400            Moody's Corp ...............................      76,958
     3,700            Paychex, Inc ...............................     125,541
     1,000          * Quest Diagnostics, Inc .....................      60,640
                                                                    ----------
                      TOTAL ENGINEERING AND MANAGEMENT SERVICES        453,364
                                                                    ----------
 FABRICATED METAL PRODUCTS--0.63%
       500            Ball Corp ..................................      27,000
       500            Crane Co ...................................      11,705
     1,500            Danaher Corp ...............................     110,790
     1,400            Fortune Brands, Inc ........................      79,450
     2,900            Illinois Tool Works, Inc ...................     192,154
     4,500            Masco Corp .................................     110,160
       500            Snap-On, Inc ...............................      13,825
       800            Stanley Works ..............................      23,616
                                                                    ----------
                      TOTAL FABRICATED METAL PRODUCTS                  568,700
                                                                    ----------
 FOOD AND KINDRED PRODUCTS--3.81%
     7,900            Anheuser-Busch Cos, Inc ....................     389,786
     6,200            Archer Daniels Midland Co ..................      81,282
     4,000            Campbell Soup Co ...........................     106,000
    23,700            Coca-Cola Co ...............................   1,018,152
     4,400            Coca-Cola Enterprises, Inc .................      83,864
     5,200            Conagra Foods, Inc .........................     110,448
       400            Coors (Adolph) Co (Class B) ................      21,504
     3,600            General Mills, Inc .........................     169,452
     3,400            H.J. Heinz Co ..............................     116,552
     1,000          * Hercules, Inc ..............................      11,330
     1,200            Hershey Foods Corp .........................      87,216
     3,900            Kellogg Co .................................     130,065
     1,400            McCormick & Co, Inc (Non-Vote) .............      38,388
     2,600            Pepsi Bottling Group, Inc ..................      53,508
    16,700            PepsiCo, Inc ...............................     765,361
     7,500            Sara Lee Corp ..............................     137,700
     2,200            Wrigley (Wm.) Jr Co ........................     121,660
                                                                    ----------
                      TOTAL FOOD AND KINDRED PRODUCTS                3,442,268
                                                                    ----------
 FOOD STORES--0.46%
     3,500            Albertson's, Inc ...........................      71,995
     7,200          * Kroger Co ..................................     128,664
     4,200          * Safeway, Inc ...............................      96,348
     3,700          * Starbucks Corp .............................     106,560
     1,400            Winn-Dixie Stores, Inc .....................      13,510
                                                                    ----------
                      TOTAL FOOD STORES                                417,077
                                                                    ----------
 FORESTRY--0.14%
     2,100            Weyerhaeuser Co ............................     122,745
                                                                    ----------
                      TOTAL FORESTRY                                   122,745
                                                                    ----------
 FURNITURE AND FIXTURES--0.20%
       900            Johnson Controls, Inc ......................      85,140
     1,800            Leggett & Platt, Inc .......................      38,934
     2,600            Newell Rubbermaid, Inc .....................      56,342
                                                                    ----------
                      TOTAL FURNITURE AND FIXTURES                     180,416
                                                                    ----------
 FURNITURE AND HOMEFURNISHINGS STORES--0.35%
     2,800          * Bed Bath & Beyond, Inc .....................     106,904
     3,100          * Best Buy Co, Inc ...........................     147,312
     2,000            Circuit City Stores, Inc (Circuit City Group)     19,060
     1,600            RadioShack Corp ............................      45,456
                                                                    ----------
                      TOTAL FURNITURE AND HOMEFURNISHINGS STORES       318,732
                                                                    ----------
 GENERAL BUILDING CONTRACTORS--0.13%
       600            Centex Corp ................................      46,728
       500            KB Home ....................................      29,830
       600            Pulte Homes, Inc ...........................      40,806
                                                                    ----------
                      TOTAL GENERAL BUILDING CONTRACTORS               117,364
                                                                    ----------
 GENERAL MERCHANDISE STORES--3.85%
     1,100          * Big Lots, Inc ..............................      17,391
     4,400          * Costco Wholesale Corp ......................     136,752
       800            Dillard's, Inc (Class A) ...................      11,184
     3,200            Dollar General Corp ........................      64,000
     1,600            Family Dollar Stores, Inc ..................      63,824
     1,800            Federated Department Stores, Inc ...........      75,420
     2,600            J.C. Penney Co, Inc ........................      55,562

                        SEE NOTES TO FINANCIAL STATEMENTS


2003 ANNUAL REPORT  Retirement Class o  TIAA-CREF Institutional Mutual Funds  49

Statement of Investments - INSTITUTIONAL S&P 500 INDEX FUND - September 30, 2003
--------------------------------------------------------------------------------

    SHARES                                                            VALUE
    ------                                                            -----
GENERAL MERCHANDISE STORES--(CONTINUED)
     3,300          * Kohl's Corp ................................  $  176,550

     2,800            May Department Stores Co ...................      68,964
     2,700            Sears Roebuck & Co .........................     118,071
     8,800            Target Corp ................................     331,144
    42,200            Wal-Mart Stores, Inc .......................   2,356,870
                                                                    ----------
                      TOTAL GENERAL MERCHANDISE STORES               3,475,732
                                                                    ----------
 HEALTH SERVICES--0.40%
       700          * Express Scripts, Inc .......................      42,805
     4,900            HCA, Inc ...................................     180,614
     2,200            Health Management Associates, Inc (Class A)       47,982
       800            Manor Care, Inc ............................      24,000
     4,500          * Tenet Healthcare Corp ......................      65,160
                                                                    ----------
                      TOTAL HEALTH SERVICES                            360,561
                                                                    ----------
 HOLDING AND OTHER INVESTMENT OFFICES--0.82%
       900            Apartment Investment & Management Co (Class A)    35,424
     3,800            Equity Office Properties Trust .............     104,614
     2,600            Equity Residential .........................      76,128
     1,700            Plum Creek Timber Co, Inc ..................      43,248
     1,700            Prologis ...................................      51,425
     1,800            Simon Property Group, Inc ..................      78,444
     8,900            Washington Mutual, Inc .....................     350,393
                                                                    ----------
                      TOTAL HOLDING AND OTHER INVESTMENT OFFICES       739,676
                                                                    ----------
 HOTELS AND OTHER LODGING PLACES--0.24%
     3,600            Hilton Hotels Corp .........................      58,392
     2,200            Marriott International, Inc (Class A) ......      94,666
     1,900            Starwood Hotels & Resorts Worldwide, Inc ...      66,120
                                                                    ----------
                      TOTAL HOTELS AND OTHER LODGING PLACES            219,178
                                                                    ----------
 INDUSTRIAL MACHINERY AND EQUIPMENT--7.92%
     7,600            3M Co ......................................     524,932
       700          * American Standard Cos, Inc .................      58,975
     3,500          * Apple Computer, Inc ........................      72,205
    16,100          * Applied Materials, Inc .....................     292,054
     3,200            Baker Hughes, Inc ..........................      94,688
       800            Black & Decker Corp ........................      32,440
     3,400            Caterpillar, Inc ...........................     234,056
    67,900            * Cisco Systems, Inc .......................   1,326,766
       400            Cummins, Inc ...............................      17,772
     2,300            Deere & Co .................................     122,613
    24,900          * Dell, Inc ..................................     831,411
     2,000            Dover Corp .................................      70,740
       800            Eaton Corp .................................      70,896
    21,200          * EMC Corp ...................................     267,756
     3,100          * Gateway, Inc ...............................      17,546
    29,500            Hewlett-Packard Co .........................     571,120
     1,600            Ingersoll-Rand Co (Class A) ................      85,504
    16,700            International Business Machines Corp .......   1,475,111
     3,300            International Game Technology ..............      92,895
       900            ITT Industries, Inc ........................      53,856
     1,200          * Lexmark International, Inc .................      75,612
     3,300          * Network Appliance, Inc .....................      67,749
     1,200            Pall Corp ..................................      26,928
     1,100            Parker Hannifin Corp .......................      49,170
     2,200            Pitney Bowes, Inc ..........................      84,304
     8,000          * Solectron Corp .............................      46,800
     2,200            Symbol Technologies, Inc ...................      26,290
    19,300            Tyco International Ltd .....................     394,299
     7,600          * Xerox Corp .................................      77,976
                                                                    ----------
                      TOTAL INDUSTRIAL MACHINERY AND EQUIPMENT       7,162,464
                                                                    ----------
 INSTRUMENTS AND RELATED PRODUCTS--2.56%
     4,600          * Agilent Technologies, Inc ..................     101,706
     2,000            Applera Corp (Applied Biosystems Group) ....      44,620
       500            Bard (C.R.), Inc ...........................      35,500
       500            Bausch & Lomb, Inc .........................      22,075
     5,900            Baxter International, Inc ..................     171,454
     2,400            Becton Dickinson & Co ......................      86,688
     2,400            Biomet, Inc ................................      80,664
     4,000          * Boston Scientific Corp .....................     255,200
     2,700            Eastman Kodak Co ...........................      56,538
     2,900            Guidant Corp ...............................     135,865
     1,800          * KLA-Tencor Corp ............................      92,520
    11,700            Medtronic, Inc .............................     548,964
       500          * Millipore Corp .............................      23,030
     1,200            PerkinElmer, Inc ...........................      18,372
     4,100            Raytheon Co ................................     114,800
     1,700            Rockwell Automation, Inc ...................      44,625
     1,700          * St. Jude Medical, Inc ......................      91,409
     2,000            Stryker Corp ...............................     150,620
       800            Tektronix, Inc .............................      19,800
     1,800          * Teradyne, Inc ..............................      33,480
     1,500          * Thermo Electron Corp .......................      32,550
     1,200          * Waters Corp ................................      32,916
     2,100          * Zimmer Holdings, Inc .......................     115,710
                                                                    ----------
                      TOTAL INSTRUMENTS AND RELATED PRODUCTS         2,309,106
                                                                    ----------
 INSURANCE AGENTS, BROKERS AND SERVICE--0.42%
     3,100            AON Corp ...................................      64,635
     5,200            Marsh & McLennan Cos, Inc ..................     247,572
     2,508          * Medco Health Solutions, Inc ................      65,032
                                                                    ----------
                      TOTAL INSURANCE AGENTS, BROKERS AND SERVICE      377,239
                                                                    ----------
 INSURANCE CARRIERS--5.01%
     2,700            ACE Ltd ....................................      89,316
     1,500            Aetna, Inc .................................      91,545
     5,000            Aflac, Inc .................................     161,500
     6,800            Allstate Corp ..............................     248,404
     1,000            Ambac Financial Group, Inc .................      64,000
    25,200            American International Group, Inc ..........   1,454,040
     1,400          * Anthem, Inc ................................      99,862
     1,800            Chubb Corp .................................     116,784
     1,300            Cigna Corp .................................      58,045
     1,500            Cincinnati Financial Corp ..................      59,940
     2,700            Hartford Financial Services Group, Inc .....     142,101
     1,500          * Humana, Inc ................................      27,075
     1,400            Jefferson-Pilot Corp .......................      62,132
     2,800            John Hancock Financial Services, Inc .......      94,640
     1,700            Lincoln National Corp ......................      60,146
     1,700            Loews Corp .................................      68,629
     1,400            MBIA, Inc ..................................      76,958
     7,300            MetLife, Inc ...............................     204,765
       900            MGIC Investment Corp .......................      46,863
     3,100            Principal Financial Group ..................      96,069
     2,100            Progressive Corp ...........................     145,131
     5,300            Prudential Financial, Inc ..................     198,008
     1,300            Safeco Corp ................................      45,838
     2,200            St. Paul Cos, Inc ..........................      81,466
     1,100            Torchmark Corp .............................      44,704
     9,700            Travelers Property Casualty Corp (Class B) .     154,036
     5,800            UnitedHealth Group, Inc ....................     291,856
     2,800            UnumProvident Corp .........................      41,356
     1,400          * Wellpoint Health Networks, Inc .............     107,912
     1,300            XL Capital Ltd (Class A) ...................     100,672
                                                                    ----------
                      TOTAL INSURANCE CARRIERS                       4,533,793
                                                                    ----------
 LUMBER AND WOOD PRODUCTS--0.06%

     2,400            Georgia-Pacific Corp .......................      58,176
                                                                    ----------
                      TOTAL LUMBER AND WOOD PRODUCTS                    58,176
                                                                    ----------
 METAL MINING--0.27%
     1,600            Freeport-McMoRan Copper & Gold, Inc (Class A)     52,960
     3,900            Newmont Mining Corp ........................     152,451

                        SEE NOTES TO FINANCIAL STATEMENTS


50  TIAA-CREF Institutional Mutual Funds o Retirement Class  2003 ANNUAL REPORT

Statement of Investments - INSTITUTIONAL S&P 500 INDEX FUND - September 30, 2003
--------------------------------------------------------------------------------

    SHARES                                                            VALUE
    ------                                                            -----

 METAL MINING--(CONTINUED)

       800          * Phelps Dodge Corp ..........................  $   37,440
                                                                    ----------
                      TOTAL METAL MINING                               242,851
                                                                    ----------
 MISCELLANEOUS MANUFACTURING INDUSTRIES--0.12%

     1,700            Hasbro, Inc ................................      31,756
     4,200            Mattel, Inc ................................      79,632
                                                                    ----------
                      TOTAL MISCELLANEOUS MANUFACTURING INDUSTRIES     111,388
                                                                    ----------
 MISCELLANEOUS RETAIL--1.08%
     3,800            CVS Corp ...................................     118,028
     6,178          * eBay, Inc ..................................     330,585
     3,000          * Office Depot, Inc ..........................      42,150
     4,603          * Staples, Inc ...............................     109,321
     1,400            Tiffany & Co ...............................      52,262
     2,100          * Toys "R" Us, Inc ...........................      25,263
     9,900            Walgreen Co ................................     303,336
                                                                    ----------
                      TOTAL MISCELLANEOUS RETAIL .................     980,945
                                                                    ----------
 MOTION PICTURES--0.44%
    19,700            Walt Disney Co .............................     397,349
                                                                    ----------
                      TOTAL MOTION PICTURES                            397,349
                                                                    ----------
 NONDEPOSITORY INSTITUTIONS--2.53%
    12,500            American Express Co ........................     563,250
     2,200            Capital One Financial Corp .................     125,488
     1,300            Countrywide Financial Corp .................     101,764
     9,400            Fannie Mae .................................     659,880
     6,700            Freddie Mac ................................     350,745
    12,400            MBNA Corp ..................................     282,720
     2,700          * Providian Financial Corp ...................      31,833
     4,300            SLM Corp ...................................     167,528
                                                                    ----------
                      TOTAL NONDEPOSITORY INSTITUTIONS               2,283,208
                                                                    ----------
 NONMETALLIC MINERALS, EXCEPT FUELS--0.04%
     1,000            Vulcan Materials Co ........................      39,910
                                                                    ----------
                      TOTAL NONMETALLIC MINERALS, EXCEPT FUELS          39,910
                                                                    ----------
 OIL AND GAS EXTRACTION--1.43%
     2,400            Anadarko Petroleum Corp ....................     100,224
     1,555            Apache Corp ................................     107,824
     1,500          * BJ Services Co .............................      51,255
     1,900            Burlington Resources, Inc ..................      91,580
     2,200            Devon Energy Corp ..........................     106,018
     1,100            EOG Resources, Inc .........................      45,914
     1,000            Kerr-McGee Corp ............................      44,640
     3,000            Marathon Oil Corp ..........................      85,500
     1,400          * Nabors Industries Ltd ......................      52,164
     1,300          * Noble Corp .................................      44,187
     3,700            Occidental Petroleum Corp ..................     130,351
       900          * Rowan Cos, Inc .............................      22,122
     5,600            Schlumberger Ltd ...........................     271,040
     3,200          * Transocean, Inc ............................      64,000
     2,430            Unocal Corp ................................      76,594
                                                                    ----------
                      TOTAL OIL AND GAS EXTRACTION                   1,293,413
                                                                    ----------
 PAPER AND ALLIED PRODUCTS--0.64%
       500            Bemis Co ...................................      22,150
       700            Boise Cascade Corp .........................      19,320
     4,600            International Paper Co .....................     179,492
     4,900            Kimberly-Clark Corp ........................     251,468
     1,900            MeadWestvaco Corp ..........................      48,450
     1,600          * Pactiv Corp ................................      32,448
       500            Temple-Inland, Inc .........................      24,275
                                                                    ----------
                      TOTAL PAPER AND ALLIED PRODUCTS                  577,603
                                                                    ----------
  PERSONAL SERVICES--0.15%
     1,700            Cintas Corp ................................      62,628
     1,700            H & R Block, Inc ...........................      73,355
                                                                    ----------
                      TOTAL PERSONAL SERVICES                    .     135,983
                                                                    ----------
 PETROLEUM AND COAL PRODUCTS--3.91%
       900            Amerada Hess Corp ..........................      45,090
       700            Ashland, Inc ...............................      22,995
    10,300            ChevronTexaco Corp .........................     735,935
     6,600            ConocoPhillips .............................     361,350
    64,100            ExxonMobil Corp ............................   2,346,060
       700            Sunoco, Inc ................................      28,154
                                                                    ----------
                      TOTAL PETROLEUM AND COAL PRODUCTS              3,539,584
                                                                    ----------
 PRIMARY METAL INDUSTRIES--0.37%
     8,200            Alcoa, Inc .................................     214,512
       800            Allegheny Technologies, Inc ................       5,240
     1,348          * Andrew Corp ................................      16,567
     1,200            Engelhard Corp .............................      33,204
       700            Nucor Corp .................................      32,116
     1,000            United States Steel Corp ...................      18,380
       900            Worthington Industries, Inc ................      11,304
                                                                    ----------
                      TOTAL PRIMARY METAL INDUSTRIES                   331,323
                                                                    ----------
 PRINTING AND PUBLISHING--0.73%
       800          * American Greetings Corp (Class A) ..........      15,544
       700            Dow Jones & Co, Inc ........................      33,145
     2,600            Gannett Co, Inc ............................     201,656
       700            Knight Ridder, Inc .........................      46,690
     1,800            McGraw-Hill Cos, Inc .......................     111,834
       500            Meredith Corp ..............................      23,085
     1,400            New York Times Co (Class A) ................      60,844
     1,100            R.R. Donnelley & Sons Co ...................      27,357
     3,000            Tribune Co .................................     137,700
                                                                    ----------
                      TOTAL PRINTING AND PUBLISHING                    657,855
                                                                    ----------
 RAILROAD TRANSPORTATION--0.41%
     3,500            Burlington Northern Santa Fe Corp ..........     101,045
     2,000            CSX Corp ...................................      58,500
     3,800            Norfolk Southern Corp ......................      70,300
     2,400            Union Pacific Corp .........................     139,608
                                                                    ----------
                      TOTAL RAILROAD TRANSPORTATION                    369,453
                                                                    ----------
 RUBBER AND MISCELLANEOUS PLASTICS PRODUCTS--0.27%
       700            Cooper Tire & Rubber Co ....................      11,109
     1,700          * Goodyear Tire & Rubber Co ..................      11,169
     2,500            Nike, Inc (Class B) ........................     152,050
       600            Reebok International Ltd ...................      20,058
       800          * Sealed Air Corp ............................      37,784
       600            Tupperware Corp ............................       8,028
                                                                    ----------
                      TOTAL RUBBER AND MISCELLANEOUS PLASTICS
                         PRODUCTS                                      240,198
                                                                    ----------
 SECURITY AND COMMODITY BROKERS--2.21%
       900            Bear Stearns Cos, Inc ......................      67,320
    13,100            Charles Schwab Corp ........................     156,021
     1,000            Federated Investors, Inc (Class B) .........      27,700
     2,400            Franklin Resources, Inc ....................     106,104
     4,600            Goldman Sachs Group, Inc ...................     385,940
     2,400            Janus Capital Group, Inc ...................      33,528
     2,300            Lehman Brothers Holdings, Inc ..............     158,884
     9,100            Merrill Lynch & Co, Inc ....................     487,123
    10,500            Morgan Stanley .............................     529,830
     1,200            T Rowe Price Group, Inc ....................      49,512
                                                                    ----------
                      TOTAL SECURITY AND COMMODITY BROKERS           2,001,962
                                                                    ----------
 STONE, CLAY, AND GLASS PRODUCTS--0.13%
    12,800          * Corning, Inc ...............................     120,576
                                                                    ----------
                      TOTAL STONE, CLAY, AND GLASS PRODUCTS            120,576
                                                                    ----------
 TOBACCO PRODUCTS--1.05%
    19,600            Altria Group, Inc ..........................     858,480
       800            R.J. Reynolds Tobacco Holdings, Inc ........      31,632
     1,600            UST, Inc ...................................      56,288
                                                                    ----------
                      TOTAL TOBACCO PRODUCTS                           946,400
                                                                    ----------

                        SEE NOTES TO FINANCIAL STATEMENTS


2003 ANNUAL REPORT  Retirement Class o  TIAA-CREF Institutional Mutual Funds  51

Statement of Investments - INSTITUTIONAL S&P 500 INDEX FUND - September 30, 2003
--------------------------------------------------------------------------------


    SHARES                                                            VALUE
    ------                                                            -----

 TRANSPORTATION BY AIR--0.37%
     1,300          * Delta Air Lines, Inc .......................$     17,290

     2,800            FedEx Corp .................................     180,404
     7,500            Southwest Airlines Co ......................     132,750
                                                                    ----------
                      TOTAL TRANSPORTATION BY AIR                      330,444
                                                                    ----------
 TRANSPORTATION EQUIPMENT--2.48%
     8,100            Boeing Co ..................................     278,073
       900            Brunswick Corp .............................      23,112
     1,400            Dana Corp ..................................      21,602
     5,400            Delphi Corp ................................      48,870
    17,700            Ford Motor Co ..............................     190,629
     1,900            General Dynamics Corp ......................     148,314
     5,400            General Motors Corp ........................     221,022
     1,600            Genuine Parts Co ...........................      51,168
     1,100            Goodrich Corp ..............................      26,664
     2,900            Harley-Davidson, Inc .......................     139,780
     8,400            Honeywell International, Inc ...............     221,340
     4,400            Lockheed Martin Corp .......................     203,060
       700          * Navistar International Corp ................      26,096
     1,800            Northrop Grumman Corp ......................     155,196
     1,100            Paccar, Inc ................................      82,159
     1,300            Textron, Inc ...............................      51,285
     4,500            United Technologies Corp ...................     347,760
     1,200            Visteon Corp ...............................       7,920
                                                                    ----------
                      TOTAL TRANSPORTATION EQUIPMENT                 2,244,050
                                                                    ----------
 TRANSPORTATION SERVICES--0.03%
     1,400            Sabre Holdings Corp ........................      30,086
                                                                    ----------
                      TOTAL TRANSPORTATION SERVICES                     30,086
                                                                    ----------
 TRUCKING AND WAREHOUSING--0.77%

    10,900            United Parcel Service, Inc (Class B) .......     695,420
                                                                    ----------
                      TOTAL TRUCKING AND WAREHOUSING                   695,420
                                                                    ----------
 WATER TRANSPORTATION--0.22%
     6,100            Carnival Corp ..............................     200,629
                                                                    ----------
                      TOTAL WATER TRANSPORTATION                       200,629
                                                                    ----------
 WHOLESALE TRADE-DURABLE GOODS--1.61%
    28,700            Johnson & Johnson ..........................   1,421,224
       800            W.W. Grainger, Inc .........................      38,040
                                                                    ----------
                      TOTAL WHOLESALE TRADE-DURABLE GOODS            1,459,264
                                                                    ----------
 WHOLESALE TRADE-NONDURABLE GOODS--0.75%
     1,000            AmerisourceBergen Corp .....................      54,050
       600            Brown-Forman Corp (Class B) ................      47,472
     4,300            Cardinal Health, Inc .......................     251,077
     2,800            McKesson Corp ..............................      93,212
     1,300            Supervalu, Inc .............................      31,018
     6,200            Sysco Corp .................................     202,800
                                                                   -----------
                      TOTAL WHOLESALE TRADE-NONDURABLE GOODS           679,629
                                                                   -----------
                      TOTAL COMMON STOCK
                       (COST $79,336,158)                           88,843,375
                                                                   -----------
                      TOTAL PORTFOLIO--98.25%
                       (COST $79,336,158)                           88,843,375

                      OTHER ASSETS & LIABILITIES, NET--1.75%         1,586,294
                                                                   -----------
                      NET ASSETS--100.00%                          $90,429,669
                                                                   ===========

------------
*  Non-income producing

   At September 30, 2003, the aggregate cost of portfolio investments for federal income tax purposes was $79,998,758. Net unrealized appreciation of portfolio investments aggregated $8,844,617 of which $10,705,235 related to appreciated portfolio investments and $1,860,618 related to depreciated portfolio investments.

                       SEE NOTES TO FINANCIAL STATEMENTS


52 TIAA-CREF Institutional Mutual Funds o Retirement Class  2003 ANNUAL REPORT

     Statement of Investments - INSTITUTIONAL REAL ESTATE SECURITIES FUND -
                               September 30, 2003
--------------------------------------------------------------------------------

    SHARES                                                             VALUE
    ------                                                            -------
PREFERRED STOCK--14.80%
 HOLDING AND OTHER INVESTMENT OFFICES--14.80%
      50,000        * Anthracite Capital, Inc .....................$  1,281,250
      50,000        * Apartment Investment & Management Co ........   1,250,000
      43,000        * Bedford Property Investors ..................   2,150,000
      45,000        * Boykin Lodging Co ...........................   1,210,500
      45,000        * Colonial Properties Trust ...................   1,170,000
      50,000        * Corporate Office Properties Trust ...........   1,286,250
      60,000        * Developers Diversified Realty Corp ..........   1,575,000
      20,000        * Gables Residential Trust ....................     506,000
      45,000        * Glimcher Realty Trust .......................   1,152,000
      60,000        * Health Care REIT, Inc .......................   1,530,000
      50,000        * iStar Financial, Inc ........................   1,272,500
      20,000        * Keystone Property Trust Ser D ...............     531,000
      40,000        * Kroger Roger, Inc ...........................   1,008,000
      62,500        * LTC Properties, Inc .........................   1,718,750
      50,000        * Lexington Corporate Properties Trust ........   1,312,500
      34,000        * Mid-America Apartment Communities, Inc ......     887,400
      10,000        * Mills Corp Ser C ............................     267,000
      40,000        * Mills Corp Ser E ............................   1,058,000
      30,000        * New Plan Excel Realty Trust .................     795,000
      40,000        * Newcastle Investment Corp ...................   1,082,000
      20,000        * Parkway Properties, Inc .....................     520,000
      40,000        * Regency Centers Corp ........................   1,036,000
                                                                   ------------
                      TOTAL HOLDING AND OTHER INVESTMENT OFFICES     24,599,150
                                                                   ------------
                      TOTAL PREFERRED STOCK
                       (COST $25,306,500)                            24,599,150
                                                                   ------------
COMMON STOCK--83.90%
 HOLDING AND OTHER INVESTMENT OFFICES--77.02%
      20,000          AMB Property Corp ...........................     616,200
      60,000          AMLI Residential Properties Trust ...........   1,572,000
      75,000          Agree Realty Corp ...........................   1,836,000
      19,200          American Land Lease, Inc ....................     354,240
      42,000          Annaly Mortgage Management, Inc .............     689,640
     500,000        * Ashford Hospitality Trust, Inc ..............   4,485,000
     100,000          AvalonBay Communities, Inc ..................   4,680,000
     150,000          BRE Properties, Inc (Class A) ...............   4,947,000
      74,200          Boston Properties, Inc ......................   3,225,474
      78,000          Capital Automotive REIT .....................   2,379,780
      20,000          CarrAmerica Realty Corp .....................     597,000
      20,000          Centerpoint Properties Trust ................   1,362,200
      41,000          Chelsea Property Group, Inc .................   1,963,900
      85,500          Corporate Office Properties Trust ...........   1,582,605
     240,000          Correctional Properties Trust ...............   5,988,000
      50,000          Cousins Properties, Inc .....................   1,387,500
     103,000          Crescent Real Estate Equities Co ............   1,493,500
      50,000          Developers Diversified Realty Corp ..........   1,493,500
     115,000          Duke Realty Corp ............................   3,358,000
     100,000          Eastgroup Properties, Inc ...................   2,778,000
     280,400          Entertainment Properties Trust ..............   8,412,000
     155,000          Equity Office Properties Trust ..............   4,267,150
     100,000          Equity One, Inc .............................   1,700,000
      40,000          Federal Realty Investment Trust .............   1,474,400
      30,000          Gables Residential Trust ....................     969,600
      30,000          General Growth Properties, Inc ..............   2,151,000
     320,600        * Gladstone Commercial Corp ...................   4,728,529
      65,800          Glimcher Realty Trust .......................   1,386,406
     107,200          Hanover Capital Mortgage Holdings, Inc ......   1,130,960
      50,000          Health Care REIT, Inc .......................   1,542,500
      20,000          Home Properties Of New York, Inc ............     784,000
      35,000        * Hospitality Properties Trust ................     932,750
     103,300        * Host Marriott Corp ..........................   1,108,409
      50,000          iStar Financial, Inc ........................   1,947,500
      23,600          Keystone Property Trust .....................     478,136
     225,000          Kimco Realty Corp ...........................   9,218,250
      40,000          Kramont Realty Trust ........................     678,000
     142,000          Macerich Co .................................   5,360,500
      15,300          Mills Corp ..................................     602,055
       5,000          Mission West Properties, Inc ................      61,800
      90,000          Nationwide Health Properties, Inc ...........   1,574,100
      40,000          Newcastle Investment Corp ...................     919,600
     150,000          PS Business Parks, Inc ......................   5,661,000
      75,000          Pennsylvania Real Estate Investment Trust ...   2,508,750
     100,000          Prologis ....................................   3,025,000
      54,450          Ramco-Gershenson Properties .................   1,385,753
      58,200          Reckson Associates Realty Corp ..............   1,345,002
      87,400          Regency Centers Corp ........................   3,220,690
      31,000          Rouse Co ....................................   1,292,700
       2,700          SL Green Realty Corp ........................      97,497
      40,000          Shurgard Storage Centers, Inc (Class A) .....   1,412,000
      37,800          Simon Property Group, Inc ...................   1,647,324
      20,000          Sun Communities, Inc ........................     788,000
     175,000          United Dominion Realty Trust, Inc ...........   3,204,250
      40,000          Vornado Realty Trust ........................   1,921,600
     250,000          Winston Hotels, Inc .........................   2,275,000
                                                                   ------------
                      TOTAL HOLDING AND OTHER INVESTMENT OFFICES    128,001,750
                                                                   ------------
 REAL ESTATE--6.89%
      20,000        * Brookfield Properties Corp ..................     470,000
      81,500        * Catellus Development Corp ...................   1,992,675
     280,000          St. Joe Co ..................................   8,982,400
                                                                   ------------
                      TOTAL REAL ESTATE                              11,445,075
                                                                   ------------
                      TOTAL COMMON STOCK
                       (COST $129,859,990)                          139,446,825
                                                                   ------------

   PRINCIPAL
   ---------

SHORT TERM INVESTMENT--1.56%
 U.S. GOVERNMENT AND AGENCY--1.56%
                       Federal Home Loan Bank (FHLB)
  $2,590,000           1.010%,10/01/03 ............................   2,589,930
                                                                   ------------
                      TOTAL U.S. GOVERNMENT AND AGENCY                2,589,930
                                                                   ------------
                      TOTAL SHORT TERM INVESTMENT
                       (COST $2,590,000)                              2,589,930
                                                                   ------------
                      TOTAL PORTFOLIO--100.26%
                       (COST $157,756,490)                          166,635,905

                      OTHER ASSETS & LIABILITIES, NET--(0.26%)         (437,030)
                                                                   ------------
                      NET ASSETS--100.00%                          $166,198,875
                                                                   ============

----------
*   Non-income producing

    At September 30, 2003, the aggregate cost of portfolio investments for federal income tax purposes was $157,772,050. Net unrealized appreciation of portfolio investments aggregated $8,863,855 of which $9,301,464 related to appreciated portfolio investments and $437,609 related to depreciated portfolio investments.

    For ease of presentation, we have grouped a number of industry classification categories together in the Statement of Investments. Note that the fund uses more specific industry categories in following its investment limitations on industry concentration.



                       SEE NOTES TO FINANCIAL STATEMENTS

2003 ANNUAL REPORT  Retirement Class o  TIAA-CREF Institutional Mutual Funds  53

      Statement of Investments - INSTITUTIONAL SOCIAL CHOICE EQUITY FUND -
                               September 30, 2003
--------------------------------------------------------------------------------

                              Summary by Industry

                                                             VALUE          %
--------------------------------------------------------------------------------
COMMON STOCK:
Amusement and Recreation Services ...................... $     9,084       0.02%
Apparel and Accessory Stores ...........................     274,088       0.46
Apparel and Other Textile Products .....................     115,571       0.19
Auto Repair, Services and Parking ......................       9,943       0.02
Automotive Dealers and Service Stations ................      61,160       0.10
Building Materials and Garden Supplies .................     873,975       1.46
Business Services ......................................   4,340,626       7.27
Chemicals and Allied Products ..........................   6,224,717      10.42
Communications .........................................   2,926,330       4.90
Depository Institutions ................................   6,442,888      10.79
Eating and Drinking Places .............................     466,122       0.78
Educational Services ...................................      68,622       0.11
Electric, Gas, and Sanitary Services ...................   2,853,813       4.78
Electronic and Other Electric Equipment ................   3,597,761       6.02
Engineering and Management Services ....................     376,543       0.63
Fabricated Metal Products ..............................     634,978       1.06
Food and Kindred Products ..............................   2,280,135       3.82
Food Stores ............................................     440,468       0.74
Furniture and Fixtures .................................     275,193       0.46
Furniture and Homefurnishings Stores ...................     207,501       0.35
General Building Contractors ...........................     134,649       0.23
General Merchandise Stores .............................     942,298       1.58
Health Services ........................................     273,698       0.46
Holding and Other Investment Offices ...................   1,723,238       2.89
Hotels and Other Lodging Places ........................      57,166       0.10
Industrial Machinery and Equipment .....................   5,309,072       8.89
Instruments and Related Products .......................   1,976,267       3.31
Insurance Agents, Brokers and Service ..................     518,555       0.87
Insurance Carriers .....................................   3,071,922       5.14
Leather and Leather Products ...........................      23,860       0.04
Lumber and Wood Products ...............................       4,445       0.01
Metal Mining ...........................................      65,684       0.11
Miscellaneous Manufacturing Industries .................     138,098       0.23
Miscellaneous Retail ...................................     852,283       1.43
Motion Pictures ........................................     696,663       1.17
Nondepository Institutions .............................   2,432,970       4.07
Nonmetallic Minerals, Except Fuels .....................      83,632       0.14
Oil and Gas Extraction .................................   1,607,553       2.69
Paper and Allied Products ..............................     428,967       0.72
Personal Services ......................................      56,707       0.09
Petroleum and Coal Products ............................     250,793       0.42
Primary Metal Industries ...............................     369,910       0.62
Printing and Publishing ................................     563,030       0.94
Railroad Transportation ................................     157,250       0.26
Real Estate ............................................       1,505       0.00
Rubber and Miscellaneous Plastics Products .............      39,661       0.07
Security and Commodity Brokers .........................   1,175,749       1.97
Special Trade Contractors ..............................       2,663       0.00
Stone, Clay, and Glass Products ........................      90,476       0.15
Transportation By Air ..................................     497,833       0.83
Transportation Equipment ...............................     532,445       0.89
Transportation Services ................................      50,382       0.08
Trucking and Warehousing ...............................     359,130       0.60
Wholesale Trade-Durable Goods ..........................   1,432,202       2.40
Wholesale Trade-Nondurable Goods .......................     708,726       1.19
                                                         -----------     ------
TOTAL COMMON STOCK (COST $64,419,801) ..................  59,109,000      98.97
                                                         -----------     ------

TOTAL PORTFOLIO (COST $64,419,801) .....................  59,109,000      98.97
OTHER ASSETS & LIABILITIES, NET ........................     616,650       1.03
                                                         -----------     ------
NET ASSETS ............................................. $59,725,650     100.00%
                                                         ===========     ======


    SHARES                                                             VALUE
    ------                                                            -------
COMMON STOCK--98.97%
 AMUSEMENT AND RECREATION SERVICES--0.02%
         370        * Gaylord Entertainment Co .....................$     9,084
                                                                    -----------
                      TOTAL AMUSEMENT AND RECREATION SERVICES             9,084
                                                                    -----------
 APPAREL AND ACCESSORY STORES--0.46%
         500          Foot Locker, Inc .............................      8,100
         800        * Footstar, Inc ................................      5,408
       6,000          Gap, Inc .....................................    102,720
       1,000          Nordstrom, Inc ...............................     24,810
         600          Ross Stores, Inc .............................     27,816
       5,000          TJX Cos, Inc .................................     97,100
       1,018        * Wilsons The Leather Experts, Inc .............      8,134
                                                                    -----------
                      TOTAL APPAREL AND ACCESSORY STORES                274,088
                                                                    -----------
 APPAREL AND OTHER TEXTILE PRODUCTS--0.19%
       1,900        * Collins & Aikman Corp ........................      6,422
         876          Liz Claiborne, Inc ...........................     29,828
         100          Phillips-Van Heusen Corp .....................      1,501
       2,000          VF Corp ......................................     77,820
                                                                    -----------
                      TOTAL APPAREL AND OTHER TEXTILE PRODUCTS          115,571
                                                                    -----------
 AUTO REPAIR, SERVICES AND PARKING--0.02%
         160          Central Parking Corp .........................      1,960
         161        * Midas, Inc ...................................      2,119
         200          Ryder System, Inc ............................      5,864
                                                                    -----------
                      TOTAL AUTO REPAIR, SERVICES AND PARKING             9,943
                                                                    -----------
 AUTOMOTIVE DEALERS AND SERVICE STATIONS--0.10%
         500        * Autozone, Inc ................................     44,765
         502        * Carmax, Inc ..................................     16,395
                                                                    -----------
                      TOTAL AUTOMOTIVE DEALERS AND SERVICE STATIONS      61,160
                                                                    -----------
 BUILDING MATERIALS AND GARDEN SUPPLIES--1.46%
         200          Fastenal Co ..................................      7,560
      17,100          Home Depot, Inc ..............................    544,635
       6,200          Lowe's Cos ...................................    321,780
                                                                    -----------
                      TOTAL BUILDING MATERIALS AND GARDEN SUPPLIES      873,975
                                                                    -----------
 BUSINESS SERVICES--7.27%
       3,000        * 3Com Corp ....................................     17,700
       1,275          Adobe Systems, Inc ...........................     50,057
      30,129        * AOL Time Warner, Inc .........................    455,249
       1,567        * APAC Customer Services, Inc ..................      3,918
       1,200        * Ariba, Inc ...................................      3,648
         200        * Aspect Communications Corp ...................      1,666
         200        * Aspen Technology, Inc ........................        780
       7,000          Automatic Data Processing, Inc ...............    250,950
       1,600        * BEA Systems, Inc .............................     19,280
         700        * Bisys Group, Inc .............................      9,205
       1,000        * BMC Software, Inc ............................     13,930
       1,100        * Brocade Communications Systems, Inc ..........      5,742
       1,600        * Cadence Design Systems, Inc ..................     21,440
       1,100        * Ceridian Corp ................................     20,482
         400          Certegy, Inc .................................     12,844
         100        * Checkfree Corp ...............................      2,000
         559        * Ciber, Inc ...................................      4,248
         500        * Citrix Systems, Inc ..........................     11,040
       1,100        * CNET Networks, Inc ...........................      7,788
         567        * Cognizant Technology Solutions Corp ..........     20,678
       1,326        * Computer Horizons Corp .......................      4,906
       2,385        * Compuware Corp ...............................     12,784
       1,800        * Convergys Corp ...............................     33,012
         200        * CSG Systems International, Inc ...............      2,954
         500        * D&B Corp .....................................     20,770
         300          Deluxe Corp ..................................     12,042
       1,200        * DST Systems, Inc .............................     45,120
         100        * Earthlink, Inc ...............................        823
         500        * eFunds Corp ..................................      6,175
         700        * Electronic Arts, Inc .........................     64,561

                        SEE NOTES TO FINANCIAL STATEMENTS

54  TIAA-CREF Institutional Mutual Funds o Retirement Class  2003 ANNUAL REPORT

      Statement of Investments - INSTITUTIONAL SOCIAL CHOICE EQUITY FUND -
                               September 30, 2003
--------------------------------------------------------------------------------

    SHARES                                                             VALUE
    ------                                                            -------
 BUSINESS SERVICES--(CONTINUED)
       5,812          Electronic Data Systems Corp .................$   117,402
         100          Fair Isaac Corp ..............................      5,896
         168        * Fidelity National Information Solutions, Inc .      4,175
       1,900        * Fiserv, Inc ..................................     68,837
         115        * Getty Images, Inc ............................      4,043
       1,403        * GSI Commerce, Inc ............................     14,002
         700          Henry (Jack) & Associates, Inc ...............     12,173
       2,800        * Homestore, Inc ...............................      7,756
         191        * ICT Group, Inc ...............................      2,046
         285        * iGate Corp ...................................      1,682
       2,388          IMS Health, Inc ..............................     50,387
       1,100        * Intuit, Inc ..................................     53,064
         366        * Iron Mountain, Inc ...........................     13,139
       1,989        * Juniper Networks, Inc ........................     29,676
         600        * Lamar Advertising Co .........................     17,604
         400          Manpower, Inc ................................     14,840
         400        * Mercury Interactive Corp .....................     18,164
      57,900          Microsoft Corp ...............................  1,609,041
       1,115        * Monster Worldwide, Inc .......................     28,076
         500        * National Processing, Inc .....................      9,660
         300        * NCR Corp .....................................      9,507
       2,178        * NIC, Inc .....................................     10,258
       2,000        * Novell, Inc ..................................     10,660
         852        * Nuance Communications, Inc ...................      4,933
       2,200          Omnicom Group, Inc ...........................    158,070
      28,100        * Oracle Corp ..................................    315,282
         400        * PDI, Inc .....................................      9,808
       1,652        * Peoplesoft, Inc ..............................     30,050
         700        * Perot Systems Corp (Class A) .................      7,000
         200        * Pixar, Inc ...................................     13,312
         278        * Portal Software, Inc .........................      4,025
         700        * Retek, Inc ...................................      4,725
       1,093        * Robert Half International, Inc ...............     21,314
         172        * Scansoft, Inc ................................        721
       2,400        * Siebel Systems, Inc ..........................     23,328
       1,308        * Spherion Corp ................................      9,104
      23,300        * Sun Microsystems, Inc ........................     77,123
       2,800        * SunGard Data Systems, Inc ....................     73,668
         600        * Symantec Corp ................................     37,812
         400        * Synopsys, Inc ................................     12,308
       1,800          Total System Services, Inc ...................     47,430
         397        * Trizetto Group, Inc ..........................      2,660
       1,900        * Unisys Corp ..................................     25,707
       1,600        * VeriSign, Inc ................................     21,552
       2,554        * Veritas Software Corp ........................     80,196
         225        * Vitria Technology, Inc .......................      1,136
       3,151        * Yahoo!, Inc ..................................    111,482
                                                                    -----------
                      TOTAL BUSINESS SERVICES                         4,340,626
                                                                    -----------
 CHEMICALS AND ALLIED PRODUCTS--10.42%
         622        * Abgenix, Inc .................................      9,013
         180        * Able Laboratories, Inc .......................      3,368
         300        * Adolor Corp ..................................      5,505
       3,300          Air Products & Chemicals, Inc ................    148,830
         100        * Alexion Pharmaceuticals, Inc .................      1,667
         200        * Alkermes, Inc ................................      2,744
       2,400          Allergan, Inc ................................    188,952
       1,700          Alpharma, Inc (Class A) ......................     31,620
       9,213        * Amgen, Inc ...................................    594,883
         300        * Amylin Pharmaceuticals, Inc ..................      8,472
       1,600        * Andrx Corp ...................................     29,616
       1,200        * Aphton Corp ..................................      6,732
         800        * Atrix Laboratories, Inc ......................     16,472
       1,043        * Avant Immunotherapeutics, Inc ................      2,514
       1,500          Avery Dennison Corp ..........................     75,780
         379        * AVI BioPharma, Inc ...........................      1,959
       1,400          Avon Products, Inc ...........................     90,384
         850        * Barr Laboratories, Inc .......................     57,979
       1,422        * Benthley Pharmaceuticals, Inc ................     23,108
       1,200        * Biogen, Inc ..................................     45,876
         800        * BioMarin Pharmaceutical, Inc .................      6,128
         900        * Biopure Corp .................................      5,823
         208        * Biosite, Inc .................................      5,903
       1,300        * Bone Care International, Inc .................     16,536
         500        * Bradley Pharmaceuticals, Inc .................     13,625
         800          Cabot Corp ...................................     22,808
         400        * Cell Therapeutics, Inc .......................      4,548
         200        * Cephalon, Inc ................................      9,184
         512        * Chattem, Inc .................................      7,107
         466        * Cima Labs, Inc ...............................     13,025
       1,000          Clorox Co ....................................     45,870
       5,000          Colgate-Palmolive Co .........................    279,450
       1,842        * Collagenex Pharmaceuticals, Inc ..............     19,765
       1,300        * Columbia Laboratories, Inc ...................     15,704
         400        * Cubist Pharmaceuticals, Inc ..................      4,316
         203        * Dendreon Corp ................................      1,797
       1,100          Diagnostic Products Corp .....................     39,963
         282        * Digene Corp ..................................     11,523
       1,376        * Dov Pharmaceutical, Inc ......................     24,699
       7,534        * Durect Corp ..................................     25,314
       2,200          Ecolab, Inc ..................................     55,550
       1,763        * Encysive Pharmaceuticals, Inc ................     11,125
         135        * Enzon, Inc ...................................      1,571
         800        * Eon Labs, Inc ................................     30,680
         300        * EPIX Medical, Inc ............................      5,106
       1,447        * Esperion Therapeutics, Inc ...................     28,043
       4,492        * First Horizon Pharmaceutical .................     28,749
       3,835        * Forest Laboratories, Inc .....................    197,311
         282        * Genta, Inc ...................................      3,573
       1,498        * Genzyme Corp .................................     69,283
         500        * Geron Corp ...................................      6,850
       1,357        * Gilead Sciences, Inc .........................     75,897
       9,800          Gillette Co ..................................    313,404
       1,333        * GTC Biotherapeutics, Inc .....................      4,132
       1,400        * Guilford Pharmaceuticals, Inc ................      8,666
         400          H.B. Fuller Co ...............................      9,708
       1,120        * Hollis-Eden Pharmaceuticals ..................     27,283
       1,205        * Human Genome Sciences, Inc ...................     16,460
         500        * ICOS Corp ....................................     19,160
         831        * IDEC Pharmaceuticals Corp ....................     27,548
         600        * Idexx Laboratories, Inc ......................     25,494
         814        * Ilex Oncology, Inc ...........................     13,521
         800        * Immunogen, Inc ...............................      3,560
         933        * Immunomedics, Inc ............................      6,830
       1,828        * Impax Laboratories, Inc ......................     22,868
       1,300        * Indevus Pharmaceuticals, Inc .................      6,955
          47          International Flavors & Fragrances, Inc ......      1,555
         657        * Inverness Medical Innovations, Inc ...........     16,688
         200        * Invitrogen Corp ..............................     11,598
       1,150        * Isis Pharmaceuticals, Inc ....................      7,498
       3,000        * IVAX Corp ....................................     58,800
       2,900        * King Pharmaceuticals, Inc ....................     43,935
         450        * KV Pharmaceutical Co (Class A) ...............     10,125
       1,483        * La Jolla Pharmaceutical Co ...................      5,858
         300        * Lannett Co, Inc ..............................      5,247
         596        * Ligand Pharmaceuticals, Inc (Class B) ........      7,682
         500        * Martek Biosciences Corp ......................     26,335
         830        * Medarex, Inc .................................      4,922
         500          Medicis Pharmaceutical Corp (Class A) ........     29,300
       1,741        * MedImmune, Inc ...............................     57,470
      20,942          Merck & Co, Inc ..............................  1,060,084
         783          Meridian Bioscience, Inc .....................      7,846

                       SEE NOTES TO FINANCIAL STATEMENTS

2003 ANNUAL REPORT  Retirement Class o  TIAA-CREF Institutional Mutual Funds  55

      Statement of Investments - INSTITUTIONAL SOCIAL CHOICE EQUITY FUND -
                               September 30, 2003
--------------------------------------------------------------------------------

    SHARES                                                             VALUE
    ------                                                            -------
 CHEMICALS AND ALLIED PRODUCTS--(CONTINUED)
         100        * MGI Pharma, Inc ..............................$     3,926
       2,000        * Millennium Pharmaceuticals, Inc ..............     30,780
       2,950          Mylan Laboratories, Inc ......................    114,018
       1,200        * Nabi Biopharmaceuticals ......................     10,116
         800        * Nektar Therapeutics ..........................     10,240
         500        * Neose Technologies, Inc ......................      4,675
         100        * Neurocrine Biosciences, Inc ..................      4,952
       1,029        * Noven Pharmaceuticals, Inc ...................     11,731
         100        * NPS Pharmaceuticals, Inc .....................      2,785
         100        * OraSure Technologies, Inc ....................        950
         243        * OSI Pharmaceuticals, Inc .....................      7,890
       3,170        * Pain Therapeutics, Inc .......................     19,496
       4,552        * Palatin Technologies, Inc ....................     21,850
         900        * Penwest Pharmaceuticals Co ...................     19,350
       3,500        * Peregrine Pharmaceuticals, Inc ...............      7,525
         451        * Pharmaceutical Resources, Inc ................     30,767
       1,500        * Pozen, Inc ...................................     26,670
       1,800        * Praecis Pharmaceuticals, Inc .................     12,078
       2,100          Praxair, Inc .................................    130,095
      12,201          Procter & Gamble Co ..........................  1,132,497
         700        * Progenics Pharmaceuticals ....................     12,054
         400        * Protein Design Labs, Inc .....................      5,544
       2,700          Rohm & Haas Co ...............................     90,315
         870        * Salix Pharmaceuticals Ltd ....................     16,756
         500        * Sepracor, Inc ................................     13,770
         280        * Serologicals Corp ............................      3,682
       1,100        * SICOR, Inc ...................................     21,208
         800          Sigma-Aldrich Corp ...........................     41,552
         887        * SuperGen, Inc ................................      6,661
         300        * Tanox, Inc ...................................      6,003
         495        * Third Wave Technologies, Inc .................      1,599
       1,282        * Unifi, Inc ...................................      6,154
         727        * Vertex Pharmaceuticals, Inc ..................      8,942
         299        * Vicuron Pharmaceuticals, Inc .................      5,292
       1,700        * Watson Pharmaceuticals, Inc ..................     70,873
       1,303        * Zymogenetics, Inc ............................     19,089
                                                                    -----------
                      TOTAL CHEMICALS AND ALLIED PRODUCTS             6,224,717
                                                                    -----------
 COMMUNICATIONS--4.90%
       2,100          Alltel Corp ..................................     97,314
       5,736          AT&T Corp ....................................    123,611
      10,986        * AT&T Wireless Services, Inc ..................     89,865
       2,660        * Avaya, Inc ...................................     28,994
      14,900          BellSouth Corp ...............................    352,832
       1,200        * Cablevision Systems Corp (Class A) ...........     21,720
         200          CenturyTel, Inc ..............................      6,778
      11,772        * Comcast Corp .................................    363,519
       4,600        * Comcast Corp Special .........................    135,884
         200        * Foundry Networks, Inc ........................      4,302
       1,300        * Infonet Services Corp (Class B) ..............      2,704
       3,262        * InterActiveCorp ..............................    107,809
      33,411        * Lucent Technologies, Inc .....................     72,168
         400        * Mastec, Inc ..................................      3,880
       3,264        * Nextel Communications, Inc (Class A) .........     64,268
      28,500          SBC Communications, Inc ......................    634,125
       6,200          Sprint Corp (FON Group) ......................     93,620
       2,000        * Sprint Corp (PCS Group) ......................     11,460
         800        * Univision Communications, Inc (Class A) ......     25,544
      21,000          Verizon Communications, Inc ..................    681,240
         100        * West Corp ....................................      2,379
         149        * XM Satellite Radio Holdings, Inc .............      2,314
                                                                    -----------
                      TOTAL COMMUNICATIONS                            2,926,330
                                                                    -----------
 DEPOSITORY INSTITUTIONS--10.79%
       1,700          AmSouth Bancorp ..............................     36,074
      13,689          Bank Of America Corp .........................  1,068,290
      13,000          Bank One Corp ................................    502,450
       6,900          BB&T Corp ....................................    247,779
         745          Charter One Financial, Inc ...................     22,797
       1,300          Comerica, Inc ................................     60,580
       3,800        * Concord EFS, Inc .............................     51,946
       5,100          Fifth Third Bancorp ..........................    282,897
      12,600          FleetBoston Financial Corp ...................    379,890
       1,600          Golden West Financial Corp ...................    143,216
         750          Greenpoint Financial Corp ....................     22,395
         300          IndyMac Bancorp, Inc .........................      6,951
      17,400          J.P. Morgan Chase & Co .......................    597,342
       5,000          KeyCorp ......................................    127,850
       3,000          Mellon Financial Corp ........................     90,420
       7,387          National City Corp ...........................    217,621
         400          New York Community Bancorp, Inc ..............     12,604
         300          North Fork Bancorp, Inc ......................     10,425
       1,500          Northern Trust Corp ..........................     63,660
         500          People's Bank ................................     14,970
       3,100          PNC Financial Services Group, Inc ............    147,498
       1,600          Regions Financial Corp .......................     54,800
       1,000          Sovereign Bancorp, Inc .......................     18,550
       2,400          State Street Corp ............................    108,000
       3,200          SunTrust Banks, Inc ..........................    193,184
       1,800          Synovus Financial Corp .......................     44,982
      19,400          U.S. Bancorp .................................    465,406
         800          Union Planters Corp ..........................     25,312
         200          UnionBanCal Corp .............................      9,920
      14,100          Wachovia Corp ................................    580,779
      16,200          Wells Fargo & Co .............................    834,300
                                                                    -----------
                      TOTAL DEPOSITORY INSTITUTIONS                   6,442,888
                                                                    -----------
 EATING AND DRINKING PLACES--0.78%
         100          Applebee's International, Inc ................      3,148
       1,950          Darden Restaurants, Inc ......................     37,050
      14,474          McDonald's Corp ..............................    340,718
         800          Outback Steakhouse, Inc ......................     30,296
       1,700          Wendy's International, Inc ...................     54,910
                                                                    -----------
                      TOTAL EATING AND DRINKING PLACES                  466,122
                                                                    -----------
 EDUCATIONAL SERVICES--0.11%
       1,019        * Apollo Group, Inc (Class A) ..................     67,285
          49        * Sylvan Learning Systems, Inc .................      1,337
                                                                    -----------
                      TOTAL EDUCATIONAL SERVICES                         68,622
                                                                    -----------
 ELECTRIC, GAS, AND SANITARY SERVICES--4.78%
       6,195        * AES Corp .....................................     45,967
       1,300          AGL Resources, Inc ...........................     36,621
       8,300        * Allegheny Energy, Inc ........................     75,862
       3,800          Allete, Inc ..................................    104,044
       8,576        * Aquila, Inc ..................................     28,987
         200          Atmos Energy Corp ............................      4,788
       3,133          Avista Corp ..................................     48,812
       1,700          Black Hills Corp .............................     52,462
       4,994        * Calpine Corp .................................     24,421
         811        * Casella Waste Systems, Inc (Class A) .........     10,073
         900          Chesapeake Utilities Corp ....................     20,628
         100        * Citizens Communications Co ...................      1,121
       4,307          Cleco Corp ...................................     70,376
         300          Connecticut Water Service, Inc ...............      8,097
       9,300          DPL, Inc .....................................    159,495
       2,500          Empire District Electric Co ..................     55,000
         200          Energen Corp .................................      7,236
       3,000          Equitable Resources, Inc .....................    123,300
       3,200          Hawaiian Electric Industries, Inc ............    139,296
       4,300          Idacorp, Inc .................................    109,650
       5,200          KeySpan Corp .................................    182,416
       3,400          Kinder Morgan, Inc ...........................    183,634
       2,224          MGE Energy, Inc ..............................     67,298
       4,100          National Fuel Gas Co .........................     93,685
         200          New Jersey Resources Corp ....................      7,208
       1,300          Nicor, Inc ...................................     45,682

                        SEE NOTES TO FINANCIAL STATEMENTS

56  TIAA-CREF Institutional Mutual Funds o Retirement Class  2003 ANNUAL REPORT

      Statement of Investments - INSTITUTIONAL SOCIAL CHOICE EQUITY FUND -
                               September 30, 2003
--------------------------------------------------------------------------------

    SHARES                                                             VALUE
    ------                                                            -------
 ELECTRIC, GAS, AND SANITARY SERVICES--(CONTINUED)
       8,407          NiSource, Inc ................................$   167,972
         916        * NiSource, Inc (Sails) ........................      2,162
      10,100          OGE Energy Corp ..............................    228,159
         900          Otter Tail Corp ..............................     23,526
       1,300          Peoples Energy Corp ..........................     53,794
       7,900          Pepco Holdings, Inc ..........................    136,512
         300          Philadelphia Suburban Corp ...................      7,224
         200          Piedmont Natural Gas Co, Inc .................      7,800
       7,500          Puget Energy, Inc ............................    168,225
       2,900          Questar Corp .................................     89,349
         890          Resource America, Inc (Class A) ..............     10,573
         500          SEMCO Energy, Inc ............................      2,300
       5,822        * Sierra Pacific Resources .....................     28,237
         115        * Southern Union Co ............................      1,964
         200        * Stericycle, Inc ..............................      9,434
         100          UGI Corp .....................................      2,893
       2,927          Unisource Energy Corp ........................     55,672
         300        * Waste Connections, Inc .......................     10,527
         900          Western Gas Resources, Inc ...................     34,200
       1,500          WGL Holdings, Inc ............................     41,370
       6,981          Williams Cos, Inc ............................     65,761
                                                                    -----------
                      TOTAL ELECTRIC, GAS, AND SANITARY SERVICES      2,853,813
                                                                    -----------
 ELECTRONIC AND OTHER ELECTRIC EQUIPMENT--6.02%
       6,200        * ADC Telecommunications, Inc ..................     14,446
         200        * Advanced Fibre Communications, Inc ...........      4,194
       2,900        * Advanced Micro Devices, Inc ..................     32,219
         174        * Agere Systems, Inc (Class A) .................        534
       5,500        * Agere Systems, Inc (Class B) .................     15,895
       2,000        * Altera Corp ..................................     37,800
       1,493          American Power Conversion Corp ...............     25,590
       2,100          Ametek, Inc ..................................     90,006
       2,300        * Analog Devices, Inc ..........................     87,446
         440        * Arris Group, Inc .............................      2,530
         953        * Artesyn Technologies, Inc ....................      7,224
       1,497        * Avanex Corp ..................................      7,260
       1,634          AVX Corp .....................................     22,369
         500          Baldor Electric Co ...........................     10,555
       1,465        * Broadcom Corp (Class A) ......................     38,998
         862        * C-COR.net Corp ...............................      5,689
       3,100        * CIENA Corp ...................................     18,321
       1,100        * Comverse Technology, Inc .....................     16,456
         800        * Conexant Systems, Inc ........................      4,528
       3,764        * Corvis Corp ..................................      4,818
       8,300          Emerson Electric Co ..........................    436,995
         400        * Energizer Holdings, Inc ......................     14,708
       1,000        * Finisar Corp .................................      2,250
         300          Harman International Industries, Inc .........     29,505
         200        * Harmonic, Inc ................................      1,254
         800          Hubbell, Inc (Class B) .......................     29,192
      44,600          Intel Corp ...................................  1,226,946
         400          Intersil Corp (Class A) ......................      9,520
         826        * InterVoice, Inc ..............................      7,384
         941        * Jabil Circuit, Inc ...........................     24,513
      10,739        * JDS Uniphase Corp ............................     38,660
         497        * Kemet Corp ...................................      6,332
         284          LSI Industries, Inc ..........................      4,002
       2,500        * LSI Logic Corp ...............................     22,475
       2,200          Maxim Integrated Products, Inc ...............     86,900
         352        * McData Corp (Class A) ........................      4,213
         800          Microchip Technology, Inc ....................     19,152
       3,847        * Micron Technology, Inc .......................     51,627
       1,554          Molex, Inc ...................................     44,429
      19,300          Motorola, Inc ................................    231,021
       4,100        * MRV Communications, Inc ......................     11,521
         617        * Mykrolis Corp ................................      7,490
       1,000        * National Semiconductor Corp ..................     32,290
         300        * New Focus, Inc ...............................      1,347
         700        * Novellus Systems, Inc ........................     23,625
         600        * Nvidia Corp ..................................      9,547
       1,157        * Optical Communication Products, Inc ..........      2,731
       1,055        * Parthusceva, Inc .............................      9,062
         300        * Polycom, Inc .................................      4,983
       3,000        * Proxim Corp (Class A) ........................      4,470
         300        * QLogic Corp ..................................     14,103
       5,412          Qualcomm, Inc ................................    225,356
         800          Scientific-Atlanta, Inc ......................     24,920
       6,255        * Sirius Satellite Radio, Inc ..................     11,447
         900        * Skyworks Solutions, Inc ......................      8,190
         400        * Stratex Networks, Inc ........................      1,540
       1,300        * Sycamore Networks, Inc .......................      6,370
       3,386        * Tellabs, Inc .................................     22,991
      16,300        * Tellium, Inc .................................     22,983
      13,000          Texas Instruments, Inc .......................    296,400
         786        * Thomas & Betts Corp ..........................     12,458
         313        * Three-Five Systems, Inc ......................      1,725
         400        * Turnstone Systems, Inc .......................      1,148
         300        * Utstarcom, Inc ...............................      9,543
       1,475        * Vishay Intertechnology, Inc ..................     25,842
         200          Whirlpool Corp ...............................     13,554
       1,900        * Xilinx, Inc ..................................     54,169
                                                                    -----------
                      TOTAL ELECTRONIC AND OTHER ELECTRIC EQUIPMENT   3,597,761
                                                                    -----------
 ENGINEERING AND MANAGEMENT SERVICES--0.63%
         207        * aaiPharma, Inc ...............................      3,542
         173        * Affymetrix, Inc ..............................      3,631
         600        * Antigenics, Inc ..............................      7,320
         600        * Applera Corp (Celera Genomics Group) .........      7,014
       1,293        * Ariad Pharmaceuticals, Inc ...................      7,784
       1,600        * BearingPoint, Inc ............................     12,768
         967        * Ciphergen Biosystems, Inc ....................     11,942
         100        * Covance, Inc .................................      2,238
       1,013        * CuraGen Corp .................................      5,095
         100        * CV Therapeutics, Inc .........................      2,200
       2,600        * Decode Genetics, Inc .........................     12,246
         172        * Exult, Inc ...................................      1,383
         130        * Gartner, Inc (Class B) .......................      1,416
         964        * Gene Logic, Inc ..............................      4,531
       2,093        * Incyte Corp ..................................      9,649
         708        * Kosan Biosciences, Inc .......................      5,636
         570        * Lexicon Genetics, Inc ........................      2,941
         500        * Luminex Corp .................................      3,375
       1,600          Moody's Corp .................................     87,952
       3,800          Paychex, Inc .................................    128,934
         100        * Pharmaceutical Product Development, Inc ......      2,399
         469        * Regeneron Pharmaceuticals, Inc ...............      8,287
       1,100        * Savient Pharmaceuticals, Inc .................      5,555
       1,600        * Seattle Genetics, Inc ........................      9,712
         869        * Transkaryotic Therapies, Inc .................      9,081
         431        * TRC Cos, Inc .................................      7,094
       1,300        * Tularik, Inc .................................     12,818
                                                                    -----------
                      TOTAL ENGINEERING AND MANAGEMENT SERVICES         376,543
                                                                    -----------
 FABRICATED METAL PRODUCTS--1.06%
       2,300        * Crown Holdings, Inc ..........................     15,525
         700          Harsco Corp ..................................     26,929
       5,100          Illinois Tool Works, Inc .....................    337,926
       6,900          Masco Corp ...................................    168,912
       1,199          Material Sciences Corp .......................     12,254
         700          Snap-On, Inc .................................     19,355
       1,700          Stanley Works ................................     50,184
         865        * Tower Automotive, Inc ........................      3,893
                                                                    -----------
                      TOTAL FABRICATED METAL PRODUCTS                   634,978
                                                                    -----------

                       SEE NOTES TO FINANCIAL STATEMENTS

2003 ANNUAL REPORT  Retirement Class o  TIAA-CREF Institutional Mutual Funds  57

      Statement of Investments - INSTITUTIONAL SOCIAL CHOICE EQUITY FUND -
                               September 30, 2003
--------------------------------------------------------------------------------

    SHARES                                                             VALUE
    ------                                                            -------
 FOOD AND KINDRED PRODUCTS--3.82%
       2,200          Campbell Soup Co .............................$    58,300
      20,400          Coca-Cola Co .................................    876,384
       1,300          Coca-Cola Enterprises, Inc ...................     24,778
       3,300          General Mills, Inc ...........................    155,331
       4,200          H.J. Heinz Co ................................    143,976
       1,400          Hershey Foods Corp ...........................    101,752
       3,000          Kellogg Co ...................................    100,050
         600          Pepsi Bottling Group, Inc ....................     12,348
      15,200          PepsiCo, Inc .................................    696,616
       2,000          Wrigley (Wm.) Jr Co ..........................    110,600
                                                                    -----------
                      TOTAL FOOD AND KINDRED PRODUCTS                 2,280,135
                                                                    -----------
 FOOD STORES--0.74%
       4,600          Albertson's, Inc .............................     94,622
       7,600        * Kroger Co ....................................    135,812
       1,100        * Pathmark Stores, Inc .........................      7,667
       4,000        * Safeway, Inc .................................     91,760
       3,807        * Starbucks Corp ...............................    109,642
         100          Winn-Dixie Stores, Inc .......................        965
                                                                    -----------
                      TOTAL FOOD STORES                                 440,468
                                                                    -----------
 FURNITURE AND FIXTURES--0.46%
       1,200          Hillenbrand Industries, Inc ..................     67,704
       1,500          Johnson Controls, Inc ........................    141,900
         300        * Lear Corp ....................................     15,792
       1,100          Leggett & Platt, Inc .........................     23,793
       1,200          Newell Rubbermaid, Inc .......................     26,004
                                                                    -----------
                      TOTAL FURNITURE AND FIXTURES                      275,193
                                                                    -----------
 FURNITURE AND HOMEFURNISHINGS STORES--0.35%
       2,100        * Bed Bath & Beyond, Inc .......................     80,178
       1,700        * Best Buy Co, Inc .............................     80,784
       1,053          Circuit City Stores, Inc (Circuit City Group)      10,035
       1,000          RadioShack Corp ..............................     28,410
         300        * Williams-Sonoma, Inc .........................      8,094
                                                                    -----------
                      TOTAL FURNITURE AND HOMEFURNISHINGS STORES        207,501
                                                                    -----------
 GENERAL BUILDING CONTRACTORS--0.23%
         300          Centex Corp ..................................     23,364
         800          D.R. Horton, Inc .............................     26,160
         200          KB Home ......................................     11,932
          30          Lennar Corp ..................................      2,249
         300          Lennar Corp (Class A) ........................     23,337
         700          Pulte Homes, Inc .............................     47,607
                                                                    -----------
                      TOTAL GENERAL BUILDING CONTRACTORS                134,649
                                                                    -----------
 GENERAL MERCHANDISE STORES--1.58%
         400        * Big Lots, Inc ................................      6,324
         200        * BJ's Wholesale Club, Inc .....................      3,874
       4,070        * Costco Wholesale Corp ........................    126,496
       1,800          Dollar General Corp ..........................     36,000
         567        * Dollar Tree Stores, Inc ......................     18,995
         900          Family Dollar Stores, Inc ....................     35,901
       2,100          J.C. Penney Co, Inc ..........................     44,877
       2,343        * Kohl's Corp ..................................    125,351
       4,600          May Department Stores Co .....................    113,298
         500        * Saks, Inc ....................................      5,765
       2,500          Sears Roebuck & Co ...........................    109,325
       8,400          Target Corp ..................................    316,092
                                                                    -----------
                      TOTAL GENERAL MERCHANDISE STORES                  942,298
                                                                    -----------
 HEALTH SERVICES--0.46%
         100        * Apria Healthcare Group, Inc ..................      2,738
       2,400        * Caremark Rx, Inc .............................     54,240
         100        * Coventry Health Care, Inc ....................      5,274
         300        * DaVita, Inc ..................................      9,549
         400        * Express Scripts, Inc .........................     24,460
         800        * First Health Group Corp ......................     20,920
       2,200          Health Management Associates, Inc (Class A) ..     47,982
         462        * LifePoint Hospitals, Inc .....................     11,111
         700        * Lincare Holdings, Inc ........................     25,655
         600          Manor Care, Inc ..............................     18,000
         200        * Option Care, Inc .............................      2,402
         300        * Orthodontic Centers Of America, Inc ..........      2,364
         762        * Specialty Laboratories, Inc ..................      9,944
         800        * Triad Hospitals, Inc .........................     24,224
         300        * Universal Health Services, Inc (Class B) .....     14,835
                                                                    -----------
                      TOTAL HEALTH SERVICES                             273,698
                                                                    -----------
 HOLDING AND OTHER INVESTMENT OFFICES--2.89%
       3,190          Allied Capital Corp ..........................     78,442
       2,558          Archstone-Smith Trust ........................     67,480
         200          AvalonBay Communities, Inc ...................      9,360
         200          Boston Properties, Inc .......................      8,694
         200          CarrAmerica Realty Corp ......................      5,970
       1,000          Crescent Real Estate Equities Co .............     14,500
       1,056          Duke Realty Corp .............................     30,835
       8,700          Equity Office Properties Trust ...............    239,511
       4,713          Equity Residential ...........................    137,997
         200        * FelCor Lodging Trust, Inc ....................      2,072
         200          General Growth Properties, Inc ...............     14,340
         400          Health Care Property Investors, Inc ..........     18,680
         200          Highwoods Properties, Inc ....................      4,772
         500          Hospitality Properties Trust .................     17,540
       2,000          HRPT Properties Trust ........................     18,280
         600          iStar Financial, Inc .........................     23,370
         800          Kimco Realty Corp ............................     32,776
         200          Liberty Property Trust .......................      7,396
         700        * Meristar Hospitality Corp ....................      4,956
       1,400          MFA Mortgage Investments, Inc ................     13,328
         623          New Plan Excel Realty Trust ..................     14,516
       4,700          Plum Creek Timber Co, Inc ....................    119,568
         300          Popular, Inc .................................     11,940
       2,800          Prologis .....................................     84,700
       1,338          Public Storage, Inc ..........................     52,490
         200          Rouse Co .....................................      8,340
       2,600          Simon Property Group, Inc ....................    113,308
       1,300          Vornado Realty Trust .........................     62,452
      12,500          Washington Mutual, Inc .......................    492,125
         300          Weingarten Realty Investors ..................     13,500
                                                                    -----------
                      TOTAL HOLDING AND OTHER INVESTMENT OFFICES      1,723,238
                                                                    -----------
 HOTELS AND OTHER LODGING PLACES--0.10%
         500        * Boca Resorts, Inc (Class A) ..................      6,480
         400        * Choice Hotels International, Inc .............     11,608
       1,100        * Extended Stay America, Inc ...................     16,423
       2,607        * Prime Hospitality Corp .......................     22,655
                                                                    -----------
                      TOTAL HOTELS AND OTHER LODGING PLACES              57,166
                                                                    -----------
 INDUSTRIAL MACHINERY AND EQUIPMENT--8.89%
       9,800          3M Co ........................................    676,886
         700          Alamo Group, Inc .............................      9,982
         800        * American Standard Cos, Inc ...................     67,400
       1,100          Ampco-Pittsburgh Corp ........................     13,189
       2,747        * Apple Computer, Inc ..........................     56,671
      11,958        * Applied Materials, Inc .......................    216,918
         179        * Astec Industries, Inc ........................      1,844
       9,400          Baker Hughes, Inc ............................    278,146
         400          Black & Decker Corp ..........................     16,220
         194        * Brooks Automation, Inc .......................      4,055
      45,500        * Cisco Systems, Inc ...........................    889,070
         200        * Cooper Cameron Corp ..........................      9,242
         700          Cummins, Inc .................................     31,101
       2,400          Deere & Co ...................................    127,944
      16,800        * Dell, Inc ....................................    560,952
         400          Diebold, Inc .................................     20,260
      15,600        * EMC Corp .....................................    197,028
         400        * Emulex Corp ..................................     10,188
       3,600        * Gateway, Inc .................................     20,376

                        SEE NOTES TO FINANCIAL STATEMENTS

58  TIAA-CREF Institutional Mutual Funds o Retirement Class  2003 ANNUAL REPORT

      Statement of Investments - INSTITUTIONAL SOCIAL CHOICE EQUITY FUND -
                               September 30, 2003
--------------------------------------------------------------------------------

    SHARES                                                             VALUE
    ------                                                            -------
 INDUSTRIAL MACHINERY AND EQUIPMENT--(CONTINUED)
       1,500        * Global Power Equipment Group, Inc ............$     7,905
         800          Graco, Inc ...................................     30,040
       2,100        * Grant Prideco, Inc ...........................     21,399
       2,131        * Handspring, Inc ..............................      2,408
      21,888          Hewlett-Packard Co ...........................    423,752
         940        * InFocus Corp .................................      4,568
         257        * Interland, Inc ...............................      1,976
      12,406          International Business Machines Corp .........  1,095,822
         400        * Lam Research Corp ............................      8,860
         800        * Lexmark International, Inc ...................     50,408
         395          Lincoln Electric Holdings, Inc ...............      8,773
         700        * Maxtor Corp ..................................      8,519
       1,261        * Milacron, Inc ................................      2,900
       1,200          Modine Manufacturing Co ......................     28,560
       1,800        * Network Appliance, Inc .......................     36,954
         600          Nordson Corp .................................     15,534
         735        * Palm, Inc ....................................     14,369
         232          Pentair, Inc .................................      9,250
       3,400          Pitney Bowes, Inc ............................    130,288
         800        * Quantum Corp .................................      2,464
         200        * Sandisk Corp .................................     12,748
       2,031        * Semitool, Inc ................................     16,167
         500        * Smith International, Inc .....................     17,990
       7,139        * Solectron Corp ...............................     41,763
         400        * SPX Corp .....................................     18,112
         400        * Storage Technology Corp ......................      9,656
       1,100          Symbol Technologies, Inc .....................     13,145
         300        * UNOVA, Inc ...................................      4,395
         500        * Western Digital Corp .........................      6,445
       5,500        * Xerox Corp ...................................     56,430
                                                                    -----------
                      TOTAL INDUSTRIAL MACHINERY AND EQUIPMENT        5,309,072
                                                                    -----------
 INSTRUMENTS AND RELATED PRODUCTS--3.31%
         455        * Advanced Medical Optics, Inc .................      8,172
         400        * Aksys Ltd ....................................      3,996
         500        * Align Technology, Inc ........................      6,255
       2,200          Applera Corp (Applied Biosystems Group) ......     49,082
         400          Arrow International, Inc .....................      9,200
         400          Bard (C.R.), Inc .............................     28,400
         300          Bausch & Lomb, Inc ...........................     13,245
       6,748          Baxter International, Inc ....................    196,097
         400          Beckman Coulter, Inc .........................     18,216
       2,800          Becton Dickinson & Co ........................    101,136
       2,210          Biomet, Inc ..................................     74,278
       2,400        * Boston Scientific Corp .......................    153,120
         638        * Bruker BioSciences Corp ......................      2,807
         100        * Cardiac Science, Inc .........................        416
         800        * Cerus Corp ...................................      3,704
         873        * Closure Medical Corp .........................     21,292
         269        * Concord Camera Corp ..........................      2,865
         400        * Credence Systems Corp ........................      4,600
         380        * Cytyc Corp ...................................      5,715
         500          Dentsply International, Inc ..................     22,420
         100        * DJ Orthopedics, Inc ..........................      1,395
         100        * Edwards Lifesciences Corp ....................      2,708
       2,950          Guidant Corp .................................    138,208
         531        * Input/Output, Inc ............................      2,076
       1,900        * Invision Technologies, Inc ...................     46,246
       1,100        * KLA-Tencor Corp ..............................     56,540
      11,300          Medtronic, Inc ...............................    530,196
         200        * Millipore Corp ...............................      9,212
         247        * MKS Instruments, Inc .........................      5,350
         551          Oakley, Inc ..................................      5,510
         300        * Orthologic Corp ..............................      1,614
       1,200          PerkinElmer, Inc .............................     18,372
       1,400        * St. Jude Medical, Inc ........................     75,278
       1,800          Stryker Corp .................................    135,558
         100        * Techne Corp ..................................      3,179
         100          Tektronix, Inc ...............................      2,475
         600          Teleflex, Inc ................................     26,058
         746        * Theragenics Corp .............................      4,252
         600        * Therasense, Inc ..............................      7,494
       1,400        * Thermo Electron Corp .........................     30,380
         500        * TriPath Imaging, Inc .........................      4,350
         400        * Varian Medical Systems, Inc ..................     22,992
       1,034        * Vivus, Inc ...................................      3,619
         800        * Waters Corp ..................................     21,944
       1,700        * Zimmer Holdings, Inc .........................     93,670
         157        * Zygo Corp ....................................      2,575
                                                                    -----------
                      TOTAL INSTRUMENTS AND RELATED PRODUCTS          1,976,267
                                                                    -----------
 INSURANCE AGENTS, BROKERS AND SERVICE--0.87%
       3,000          AON Corp .....................................     62,550
         700          Gallagher (Arthur J.) & Co ...................     19,796
       7,800          Marsh & McLennan Cos, Inc ....................    371,358
       2,501        * Medco Health Solutions, Inc ..................     64,851
                                                                    -----------
                      TOTAL INSURANCE AGENTS, BROKERS AND SERVICE       518,555
                                                                    -----------
 INSURANCE CARRIERS--5.14%
         300        * AdvancePCS ...................................     13,671
       1,500          Aetna, Inc ...................................     91,545
       4,800          Aflac, Inc ...................................    155,040
         100          Ambac Financial Group, Inc ...................      6,400
      17,700          American International Group, Inc ............  1,021,290
       1,318        * Anthem, Inc ..................................     94,013
       1,100          Chubb Corp ...................................     71,368
       1,100          Cigna Corp ...................................     49,115
       1,800          Cincinnati Financial Corp ....................     71,928
         500          Erie Indemnity Co (Class A) ..................     19,450
       2,200          Hartford Financial Services Group, Inc .......    115,786
         800        * Health Net, Inc ..............................     25,336
       2,000        * Humana, Inc ..................................     36,100
       1,500          Jefferson-Pilot Corp .........................     66,570
         200          Leucadia National Corp .......................      7,570
       2,100          Lincoln National Corp ........................     74,298
         500          MBIA, Inc ....................................     27,485
         300          MGIC Investment Corp .........................     15,621
         100        * Mid Atlantic Medical Services, Inc ...........      5,143
         100          MONY Group, Inc ..............................      3,255
         500        * Oxford Health Plans, Inc .....................     20,655
         700          Phoenix Cos, Inc .............................      8,085
       3,300          Principal Financial Group ....................    102,267
       1,200          Progressive Corp .............................     82,932
       6,900          Prudential Financial, Inc ....................    257,784
         900          Safeco Corp ..................................     31,734
       1,600          St. Paul Cos, Inc ............................     59,248
       7,400          Travelers Property Casualty Corp (Class B) ...    117,512
       5,600          UnitedHealth Group, Inc ......................    281,792
       2,100          UnumProvident Corp ...........................     31,017
       1,400        * Wellpoint Health Networks, Inc ...............    107,912
                                                                    -----------
                      TOTAL INSURANCE CARRIERS                        3,071,922
                                                                    -----------
 LEATHER AND LEATHER PRODUCTS--0.04%
         437        * Coach, Inc ...................................     23,860
                                                                    -----------
                      TOTAL LEATHER AND LEATHER PRODUCTS                 23,860
                                                                    -----------
 LUMBER AND WOOD PRODUCTS--0.01%
         700        * Champion Enterprises, Inc ....................      4,445
                                                                    -----------
                      TOTAL LUMBER AND WOOD PRODUCTS                      4,445
                                                                    -----------
 METAL MINING--0.11%
       1,043        * Cleveland-Cliffs, Inc ........................     26,701
       1,200          Royal Gold, Inc ..............................     21,960
       2,702        * Stillwater Mining Co .........................     17,023
                                                                    -----------
                      TOTAL METAL MINING                                 65,684
                                                                    -----------


                       SEE NOTES TO FINANCIAL STATEMENTS

2003 ANNUAL REPORT  Retirement Class o  TIAA-CREF Institutional Mutual Funds  59

      Statement of Investments - INSTITUTIONAL SOCIAL CHOICE EQUITY FUND -
                               September 30, 2003
--------------------------------------------------------------------------------

    SHARES                                                             VALUE
    ------                                                            -------
 MISCELLANEOUS MANUFACTURING INDUSTRIES--0.23%
         686          Callaway Golf Co .............................$     9,789
         800        * K2, Inc ......................................     11,880
       5,510          Mattel, Inc ..................................    104,470
         297          Russ Berrie & Co, Inc ........................     10,006
         110        * Steinway Musical Instruments, Inc ............      1,953
                                                                    -----------
                      TOTAL MISCELLANEOUS MANUFACTURING INDUSTRIES      138,098
                                                                    -----------
 MISCELLANEOUS RETAIL--1.43%
       1,448        * Amazon.com, Inc ..............................     70,025
         643        * Blue Rhino Corp ..............................      7,124
       3,500          CVS Corp .....................................    108,710
       3,000        * eBay, Inc ....................................    160,530
         200          Michaels Stores, Inc .........................      8,152
       1,588        * Office Depot, Inc ............................     22,311
         500          Omnicare, Inc ................................     18,030
         230        * Overstock.com, Inc ...........................      3,425
         384          Petsmart, Inc ................................      8,717
       3,659        * Staples, Inc .................................     86,901
         600          Tiffany & Co .................................     22,398
       1,400        * Toys "R" Us, Inc .............................     16,842
       9,400          Walgreen Co ..................................    288,016
       1,108          World Fuel Services Corp .....................     31,102
                                                                    -----------
                      TOTAL MISCELLANEOUS RETAIL                        852,283
                                                                    -----------
 MOTION PICTURES--1.17%
      24,256        * Liberty Media Corp (Class A) .................    241,832
       3,100        * Metro-Goldwyn-Mayer, Inc .....................     47,554
         100          Regal Entertainment Group (Class A) ..........      1,860
      20,100          Walt Disney Co ...............................    405,417
                                                                    -----------
                      TOTAL MOTION PICTURES                             696,663
                                                                    -----------
 NONDEPOSITORY INSTITUTIONS--4.07%
         440          Advanta Corp (Class A) .......................      4,840
         700          American Capital Strategies Ltd ..............     17,402
      13,000          American Express Co ..........................    585,780
       1,700          Capital One Financial Corp ...................     96,968
       1,100          Charter Municipal Mortgage Acceptance Co .....     20,218
       2,110          CIT Group, Inc ...............................     60,684
         844          Countrywide Financial Corp ...................     66,068
      10,215          Fannie Mae ...................................    717,093
       6,900          Freddie Mac ..................................    361,215
      11,450          MBNA Corp ....................................    261,060
       2,300        * Providian Financial Corp .....................     27,117
       5,200          SLM Corp .....................................    202,592
         100          Student Loan Corp ............................     11,933
                                                                    -----------
                      TOTAL NONDEPOSITORY INSTITUTIONS                2,432,970
                                                                    -----------
 NONMETALLIC MINERALS, EXCEPT FUELS--0.14%
       1,600          Amcol International Corp .....................     19,776
       1,600          Vulcan Materials Co ..........................     63,856
                                                                    -----------
                      TOTAL NONMETALLIC MINERALS, EXCEPT FUELS           83,632
                                                                    -----------
 OIL AND GAS EXTRACTION--2.69%
       4,500          Anadarko Petroleum Corp ......................    187,920
       3,497          Apache Corp ..................................    242,482
         700          Berry Petroleum Co (Class A) .................     12,796
         400          Cabot Oil & Gas Corp (Class A) ...............     10,400
       3,074          Chesapeake Energy Corp .......................     33,138
         578        * Cimarex Energy Co ............................     11,329
         309        * Clayton Williams Energy, Inc .................      5,825
         500        * Comstock Resources, Inc ......................      6,680
       1,300        * Denbury Resources, Inc .......................     16,068
       4,393          Devon Energy Corp ............................    211,699
       1,200        * Energy Partners Ltd ..........................     13,344
       2,200          ENSCO International, Inc .....................     59,004
       2,600          EOG Resources, Inc ...........................    108,524
       1,300        * Forest Oil Corp ..............................     31,135
         200        * Global Industries Ltd ........................        910
         661        * Harvest Natural Resources, Inc ...............      4,065
         900          Helmerich & Payne, Inc .......................     23,526
       2,712        * Horizon Offshore, Inc ........................     11,146
         700        * Houston Exploration Co .......................     24,570
         209        * KCS Energy, Inc ..............................      1,421
         968        * Magnum Hunter Resources, Inc .................      7,734
       3,033        * Meridian Resource Corp .......................     13,072
       1,100        * Newfield Exploration Co ......................     42,427
       1,800          Noble Energy, Inc ............................     68,940
         700        * Nuevo Energy Co ..............................     12,719
         800        * Patterson-UTI Energy, Inc ....................     21,656
       3,400        * Pioneer Natural Resources Co .................     86,564
       1,200          Pogo Producing Co ............................     54,336
         400        * Pride International, Inc .....................      6,780
       1,100        * Range Resources Corp .........................      7,524
         600        * Rowan Cos, Inc ...............................     14,748
         200          St. Mary Land & Exploration Co ...............      5,064
         400        * Stone Energy Corp ............................     14,112
       1,600        * Swift Energy Co ..............................     22,576
         800          Tidewater, Inc ...............................     22,640
         900        * Tom Brown, Inc ...............................     23,130
       7,293        * Transmontaigne, Inc ..........................     43,466
         100        * Varco International, Inc .....................      1,691
         100        * Veritas DGC, Inc .............................        798
       1,700          Vintage Petroleum, Inc .......................     18,496
       1,200        * Westport Resources Corp ......................     28,248
       3,566          XTO Energy, Inc ..............................     74,850
                                                                    -----------
                      TOTAL OIL AND GAS EXTRACTION                    1,607,553
                                                                    -----------
 PAPER AND ALLIED PRODUCTS--0.72%
         100          Bowater, Inc .................................      4,206
       5,600          Kimberly-Clark Corp ..........................    287,392
       3,200          MeadWestvaco Corp ............................     81,600
         300        * Pactiv Corp ..................................      6,084
       1,600          Sonoco Products Co ...........................     35,120
         300          Temple-Inland, Inc ...........................     14,565
                                                                    -----------
                      TOTAL PAPER AND ALLIED PRODUCTS                   428,967
                                                                    -----------
 PERSONAL SERVICES--0.09%
         405          CPI Corp .....................................      7,452
       1,337          Cintas Corp ..................................     49,255
                                                                    -----------
                      TOTAL PERSONAL SERVICES                            56,707
                                                                    -----------
 PETROLEUM AND COAL PRODUCTS--0.42%
       1,031          Frontier Oil Corp ............................     15,156
       1,211        * Headwaters, Inc ..............................     19,497
       2,900          Sunoco, Inc ..................................    116,638
       2,600          Valero Energy Corp ...........................     99,502
                                                                    -----------
                      TOTAL PETROLEUM AND COAL PRODUCTS                 250,793
                                                                    -----------
 PRIMARY METAL INDUSTRIES--0.62%
       1,287        * Andrew Corp ..................................     15,817
         368          Belden, Inc ..................................      6,429
         399        * Cable Design Technologies Corp ...............      3,192
       2,468        * Century Aluminum Co ..........................     26,778
       2,200          Engelhard Corp ...............................     60,874
         400        * General Cable Corp ...........................      3,184
       2,447        * Liquidmetal Technologies, Inc ................      7,708
         700        * Lone Star Technologies, Inc ..................      9,443
         200        * Maverick Tube Corp ...........................      3,104
         900        * Mueller Industries, Inc ......................     22,905
       1,100        * NS Group, Inc ................................      7,106
       2,000          Nucor Corp ...................................     91,760
         200          Quanex Corp ..................................      6,720
       2,900          Ryerson Tull, Inc ............................     22,620
         948          Schnitzer Steel Industries, Inc (Class A) ....     28,468
         800        * Steel Dynamics, Inc ..........................     12,112
         183          Tredegar Corp ................................      2,754
       3,100          Worthington Industries, Inc ..................     38,936
                                                                    -----------
                      TOTAL PRIMARY METAL INDUSTRIES                    369,910
                                                                    -----------

                        SEE NOTES TO FINANCIAL STATEMENTS

60  TIAA-CREF Institutional Mutual Funds o Retirement Class  2003 ANNUAL REPORT

      Statement of Investments - INSTITUTIONAL SOCIAL CHOICE EQUITY FUND -
                               September 30, 2003
--------------------------------------------------------------------------------

    SHARES                                                             VALUE
    ------                                                            -------
 PRINTING AND PUBLISHING--0.94%
         600          Dow Jones & Co, Inc ..........................$    28,410
         100          Harte-Hanks, Inc .............................      1,844
       3,100          McGraw-Hill Cos, Inc .........................    192,603
       1,500          New York Times Co (Class A) ..................     65,190
       1,100          R.R. Donnelley & Sons Co .....................     27,357
         300          Scripps (E.W.) Co (Class A) ..................     25,530
         207          Standard Register Co .........................      3,436
       3,200          Tribune Co ...................................    146,880
         200        * Valassis Communications, Inc .................      5,280
         100          Washington Post Co (Class B) .................     66,500
                                                                    -----------
                      TOTAL PRINTING AND PUBLISHING                     563,030
                                                                    -----------
 RAILROAD TRANSPORTATION--0.26%
       8,500          Norfolk Southern Corp ........................    157,250
                                                                    -----------
                      TOTAL RAILROAD TRANSPORTATION                     157,250
                                                                    -----------
 REAL ESTATE--0.00%
         396        * Stewart Enterprises, Inc (Class A) ...........      1,505
                                                                    -----------
                      TOTAL REAL ESTATE                                   1,505
                                                                    -----------
 RUBBER AND MISCELLANEOUS PLASTICS PRODUCTS--0.07%
         100          Bandag, Inc ..................................      3,373
         600          Cooper Tire & Rubber Co ......................      9,522
         100          Reebok International Ltd .....................      3,343
         300        * Sealed Air Corp ..............................     14,169
         849        * Vans, Inc ....................................      9,254
                                                                    -----------
                      TOTAL RUBBER AND MISCELLANEOUS PLASTICS
                         PRODUCTS                                        39,661
                                                                    -----------
 SECURITY AND COMMODITY BROKERS--1.97%
         600          A.G. Edwards, Inc ............................     23,046
       1,299        * Ameritrade Holding Corp ......................     14,614
      10,700          Charles Schwab Corp ..........................    127,437
         200          Eaton Vance Corp .............................      6,696
         500          Federated Investors, Inc (Class B) ...........     13,850
       2,400          Franklin Resources, Inc ......................    106,104
       3,663          Goldman Sachs Group, Inc .....................    307,326
       7,200        * Instinet Group, Inc ..........................     34,337
       1,400          Janus Capital Group, Inc .....................     19,558
         300          Legg Mason, Inc ..............................     21,660
       7,900          Merrill Lynch & Co, Inc ......................    422,887
         300          Neuberger Berman, Inc ........................     12,561
         600          SEI Investments Co ...........................     19,500
          80        * SoundView Technology Group, Inc ..............        787
       1,100          T Rowe Price Group, Inc ......................     45,386
                                                                    -----------
                      TOTAL SECURITY AND COMMODITY BROKERS            1,175,749
                                                                    -----------
 SPECIAL TRADE CONTRACTORS--0.00%
         322        * Quanta Services, Inc .........................      2,663
                                                                    -----------
                      TOTAL SPECIAL TRADE CONTRACTORS                     2,663
                                                                    -----------
 STONE, CLAY, AND GLASS PRODUCTS--0.15%
         173        * Cabot Microelectronics Corp ..................      9,643
       8,581        * Corning, Inc .................................     80,833
                                                                    -----------
                      TOTAL STONE, CLAY, AND GLASS PRODUCTS              90,476
                                                                    -----------
 TRANSPORTATION BY AIR--0.83%
       2,170        * AMR Corp .....................................     24,847
       1,500        * Continental Airlines, Inc (Class B) ..........     24,870
       2,373        * Delta Air Lines, Inc .........................     31,561
       2,384          FedEx Corp ...................................    153,601
         573        * Frontier Airlines, Inc .......................      9,432
         700        * JetBlue Airways Corp .........................     42,679
         384        * Mesa Air Group, Inc ..........................      4,262
         500        * Petroleum Helicopters (Vote) .................     14,530
         358          Skywest, Inc .................................      6,201
      10,500          Southwest Airlines Co ........................    185,850
                                                                    -----------
                      TOTAL TRANSPORTATION BY AIR                       497,833
                                                                    -----------
 TRANSPORTATION EQUIPMENT--0.89%
       1,400          Autoliv, Inc .................................     42,238
       1,141          Brunswick Corp ...............................     29,301
       1,500          Dana Corp ....................................     23,145
      10,000          Delphi Corp ..................................     90,500
         300          Federal Signal Corp ..........................      4,470
       1,500        * Fleetwood Enterprises, Inc ...................     13,905
         300          Gentex Corp ..................................     10,452
       3,300          Genuine Parts Co .............................    105,534
         428        * Greenbrier Cos, Inc ..........................      5,782
       3,500          Harley-Davidson, Inc .........................    168,700
         200        * Sports Resorts International, Inc ............      1,016
         200          Superior Industries International, Inc .......      8,110
       3,300          Visteon Corp .................................     21,780
         471        * Wabash National Corp .........................      7,512
                                                                    -----------
                      TOTAL TRANSPORTATION EQUIPMENT                    532,445
                                                                    -----------
 TRANSPORTATION SERVICES--0.08%
       1,300          GATX Corp ....................................     27,495
         150        * RailAmerica, Inc .............................      1,290
       1,005          Sabre Holdings Corp ..........................     21,597
                                                                    -----------
                      TOTAL TRANSPORTATION SERVICES                      50,382
                                                                    -----------
 TRUCKING AND WAREHOUSING--0.60%
       5,629          United Parcel Service, Inc (Class B) .........    359,130
                                                                    -----------
                      TOTAL TRUCKING AND WAREHOUSING                    359,130
                                                                    -----------
 WHOLESALE TRADE-DURABLE GOODS--2.40%
         500        * Apogent Technologies, Inc ....................     10,430
         900          Barnes Group, Inc ............................     23,364
         200          CDW Corp .....................................     11,548
         489          Commercial Metals Co .........................      8,983
       1,900          IKON Office Solutions, Inc ...................     13,889
         600        * Ingram Micro, Inc (Class A) ..................      7,830
      24,639          Johnson & Johnson ............................  1,220,123
         400        * Patterson Dental Co ..........................     23,032
         298          Pomeroy IT Solutions, Inc ....................      3,785
       1,200          Reliance Steel & Aluminum Co .................     26,628
         100        * Safeguard Scientifics, Inc ...................        340
         200        * Tech Data Corp ...............................      6,170
       1,600          W.W. Grainger, Inc ...........................     76,080
                                                                    -----------
                      TOTAL WHOLESALE TRADE-DURABLE GOODS             1,432,202
                                                                    -----------
 WHOLESALE TRADE-NONDURABLE GOODS--1.19%
         500        * Allscripts Healthcare Solutions, Inc .........      2,040
       4,747          Cardinal Health, Inc .........................    277,177
       1,047          D&K Healthcare Resources, Inc ................     14,721
         200        * Henry Schein, Inc ............................     11,340
       4,200          McKesson Corp ................................    139,818
       2,167          Perrigo Co ...................................     27,586
       3,005        * Plains Resources, Inc ........................     37,402
       1,072        * Priority Healthcare Corp (Class B) ...........     22,019
         200          Russell Corp .................................      3,260
       5,300          Sysco Corp ...................................    173,363
                                                                    -----------
                      TOTAL WHOLESALE TRADE-NONDURABLE GOODS            708,726
                                                                    -----------
                      TOTAL COMMON STOCK
                       (COST $64,419,801)                            59,109,000
                                                                    -----------
                      TOTAL PORTFOLIO--98.97%
                       (COST $64,419,801)                            59,109,000

                      OTHER ASSETS & LIABILITIES, NET--1.03%            616,650
                                                                    -----------
                      NET ASSETS--100.00%                           $59,725,650
                                                                    ===========

----------
*   Non-income producing

    At September 30, 2003, the aggregate cost of portfolio investments for federal income tax purposes was $64,505,496. Net unrealized depreciation of portfolio investments aggregated $5,396,496 of which $3,572,622 related to appreciated portfolio investments and $8,969,118 related to depreciated portfolio investments.



                        SEE NOTES TO FINANCIAL STATEMENTS

2003 ANNUAL REPORT  Retirement Class o  TIAA-CREF Institutional Mutual Funds  61

[LOGO]
TIAA
CREF
--------------------------------------------------------------------------------

                       REPORT OF MANAGEMENT RESPONSIBILITY

To the Shareholders of
  TIAA-CREF Institutional Mutual Funds:

The accompanying financial statements of the TIAA-CREF Institutional Mutual Funds (the "Funds") are the responsibility of management. They have been prepared in accordance with accounting principles generally accepted in the United States and have been presented fairly and objectively in accordance with such principles.

The Funds have established and maintain a strong system of internal controls and disclosure controls designed to provide reasonable assurance that assets are properly safeguarded and transactions are properly executed in accordance with management's authorization, and to carry out the ongoing responsibilities of management for reliable financial statements. In addition, the Funds' internal audit personnel provide a continuing review of the internal controls and operations of the Funds, and the chief audit executive regularly reports to the Audit Committee of the Funds' Board of Trustees.

The accompanying financial statements have been audited by the independent auditing firm of Ernst & Young LLP. To maintain auditor independence and avoid even the appearance of conflict of interest, it continues to be the Funds' policy that any management advisory or consulting services be obtained from a firm other than the external financial audit firm. The independent auditor's report, which follows the notes to financial statements, expresses an independent opinion on the fairness of presentation of these financial statements.

The Audit Committee of the Funds' Board of Trustees, consisting entirely of trustees who are not officers of TIAA-CREF Institutional Mutual Funds, meets regularly with management, representatives of Ernst & Young LLP and internal audit personnel to review matters relating to financial reporting, internal controls and auditing. In addition to the annual audit of the financial statements of the Funds by the independent auditing firm, the Securities and Exchange Commission performs periodic examinations of the Funds' operations.


                                               /s/ Bertram L. Scott
                                     ------------------------------------------
                                                 Bertram L. Scott
                                             Executive Vice President


                                              /s/ Elizabeth A. Monrad
                                     ------------------------------------------
                                                Elizabeth A. Monrad
                                           Executive Vice President and
                                              Chief Financial Officer

62  TIAA-CREF Institutional Mutual Funds o Retirement Class  2003 ANNUAL REPORT

--------------------------------------------------------------------------------

                          REPORT OF THE AUDIT COMMITTEE

To the Shareholders of
  TIAA-CREF Institutional Mutual Funds:

The Audit Committee oversees the financial reporting process of the TIAA-CREF Institutional Mutual Funds (the "Funds") on behalf of the Funds' Board of Trustees. The Audit Committee is a standing committee of the Board and operates in accordance with a formal written charter (copies are available upon request) which describes the Audit Committee's responsibilities. All members of the Audit Committee ("Committee") are independent, as defined under the listing standards of the New York Stock Exchange.

Management has the primary responsibility for the Funds' financial statements, development and maintenance of a strong system of internal controls and disclosure controls, and compliance with applicable laws and regulations. In fulfilling its oversight responsibilities, the Committee reviewed and approved the audit plans of the internal auditing group and the independent auditing firm in connection with their respective audits of the Funds. The Committee also meets regularly with the internal and independent auditors, both with and without management present, to discuss the results of their examinations, their evaluation of internal controls, and the overall quality of financial reporting. As required by its charter, the Committee will evaluate rotation of the external financial audit firm whenever circumstances warrant, but in no event will the evaluation be later than between their fifth and tenth years of service.

The Committee reviewed and discussed the accompanying audited financial statements with management, including a discussion of the quality and appropriateness of the accounting principles and financial reporting practices followed, the reasonableness of significant judgments, and the clarity and completeness of disclosures in the financial statements. The Committee has also discussed the audited financial statements with Ernst & Young LLP, the independent auditing firm responsible for expressing an opinion on the conformity of these audited financial statements with accounting principles generally accepted in the United States.

The discussion with Ernst & Young LLP focused on their judgments concerning the quality and appropriateness of the accounting principles and financial reporting practices followed by the Funds, the clarity and completeness of the financial statements and related disclosures, and other significant matters, such as any significant changes in accounting policies, internal controls, management judgments and estimates, and the nature of any uncertainties or unusual transactions. In addition, the Committee discussed with Ernst & Young LLP the auditors' independence from management and the Funds, and has received a written disclosure regarding such independence, as required by the Public Company Accounting Oversight Board and the Independence Standards Board.

Based on the review and discussions referred to above, the Committee has approved the release of the accompanying audited financial statements for publication and filing with appropriate regulatory authorities.

Maceo K. Sloan, Audit Committee Chair
Martin J. Gruber, Audit Committee Member
Nancy L. Jacob, Audit Committee Member

November 13, 2003


2003 ANNUAL REPORT  Retirement Class o  TIAA-CREF Institutional Mutual Funds  63

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS
--------------------------------------------------------------------------------

September 30, 2003

                                                                            GROWTH &            INTERNATIONAL           LARGE-CAP
                                                                             INCOME                EQUITY                 VALUE
                                                                              FUND                  FUND                  FUND
---------------------------------------------------------------------------------------------------------------------------------
ASSETS

  Portfolio investments, at cost                                         $498,030,639          $357,608,191          $100,683,990
  Net unrealized appreciation (depreciation) of portfolio investments      10,502,395            18,063,790             8,954,336
---------------------------------------------------------------------------------------------------------------------------------
  Portfolio investments, at value                                         508,533,034           375,671,981           109,638,326
  Cash                                                                         48,163               112,734                    --
  Receivable from securities transactions                                   7,221,499             5,839,370               878,359
  Receivable from Fund shares sold                                            793,367             1,555,894               756,600
  Due from investment advisor                                                  48,222               210,508                41,828
  Dividends and interest receivable                                           548,782               947,748               175,214
---------------------------------------------------------------------------------------------------------------------------------
    TOTAL ASSETS                                                          517,193,067           384,338,235           111,490,327
---------------------------------------------------------------------------------------------------------------------------------

LIABILITIES

  Accrued expenses                                                            144,845               249,694                53,100
  Due to custodian                                                                 --                    --                20,773
  Payable for securities transactions                                       3,567,350             4,167,344             1,251,595
  Payable for Fund shares redeemed                                             50,000                32,065                51,135
  Income distribution payable                                                     722                    --                    --
---------------------------------------------------------------------------------------------------------------------------------
    TOTAL LIABILITIES                                                       3,762,917             4,449,103             1,376,603
---------------------------------------------------------------------------------------------------------------------------------
NET ASSETS                                                               $513,430,150          $379,889,132          $110,113,724
=================================================================================================================================

NET ASSETS CONSIST OF:

  Paid-in-capital                                                        $589,909,755          $392,220,376          $ 96,670,428
  Accumulated undistributed net investment income                             279,775             6,221,312             1,084,778
  Accumulated undistributed net realized gain (loss) on total
    investments                                                           (87,160,087)          (36,599,862)            3,404,182
  Accumulated net unrealized appreciation (depreciation) on total
    investments                                                            10,400,707            18,047,306             8,954,336
---------------------------------------------------------------------------------------------------------------------------------
NET ASSETS                                                               $513,430,150          $379,889,132          $110,113,724
=================================================================================================================================

RETIREMENT CLASS:

  Net Assets                                                              $ 8,026,635           $ 9,862,978           $ 9,943,048
  Outstanding shares of beneficial interest, unlimited shares
    authorized ($.0001 par value)                                           1,085,794             1,140,277               860,515
---------------------------------------------------------------------------------------------------------------------------------
  NET ASSET VALUE PER SHARE                                                     $7.39                 $8.65                $11.55
=================================================================================================================================

INSTITUTIONAL CLASS:

  Net Assets                                                             $505,403,515          $370,026,154          $ 14,822,140
  Outstanding shares of beneficial interest, unlimited shares
    authorized ($.0001 par value)                                          68,629,115            43,204,747             1,279,183
---------------------------------------------------------------------------------------------------------------------------------
  NET ASSET VALUE PER SHARE                                                     $7.36                 $8.56                $11.59
=================================================================================================================================

RETAIL CLASS:

  Net Assets                                                                       --                    --          $ 85,348,536
  Outstanding shares of beneficial interest, unlimited shares
    authorized ($.0001 par value)                                                  --                    --             7,406,491
---------------------------------------------------------------------------------------------------------------------------------
  NET ASSET VALUE PER SHARE                                                        --                    --                $11.52
=================================================================================================================================

                                               See notes to financial statements


64  TIAA-CREF Institutional Mutual Funds o Retirement Class  2003 ANNUAL REPORT

                                            STATEMENTS OF ASSETS AND LIABILITIES
--------------------------------------------------------------------------------

     MID-CAP               MID-CAP              SMALL-CAP              S&P 500             REAL ESTATE         SOCIAL CHOICE
     GROWTH                 VALUE                EQUITY                 INDEX              SECURITIES             EQUITY
      FUND                  FUND                  FUND                  FUND                  FUND                 FUND
----------------------------------------------------------------------------------------------------------------------------


  $44,259,254           $26,785,906           $69,566,176           $79,336,158          $157,756,490           $64,419,801
    4,655,239             2,075,380             6,598,737             9,507,217             8,879,415            (5,310,801)
----------------------------------------------------------------------------------------------------------------------------
   48,914,493            28,861,286            76,164,913            88,843,375           166,635,905            59,109,000
    1,353,657               390,121                31,658               462,484               145,724               444,679
      322,968               246,646            11,110,665                    --             5,967,881                    --
      317,969               323,767               736,736             1,366,712             1,148,398               161,480
       59,261                30,626               193,838                57,222                21,230                53,402
       12,100                25,034                77,383               102,814               589,712                58,017
----------------------------------------------------------------------------------------------------------------------------
   50,980,448            29,877,480            88,315,193            90,832,607           174,508,850            59,826,578
----------------------------------------------------------------------------------------------------------------------------



       54,028                21,998                99,589                38,548                49,188                26,843
           --                    --                    --                    --                    --                    --
    1,494,525               699,484            12,238,673               364,390             8,206,490                    --
       21,645                 2,310                99,638                    --                54,297                70,513
           --                    --                    --                    --                    --                 3,572
----------------------------------------------------------------------------------------------------------------------------
    1,570,198               723,792            12,437,900               402,938             8,309,975               100,928
----------------------------------------------------------------------------------------------------------------------------
  $49,410,250           $29,153,688           $75,877,293           $90,429,669          $166,198,875           $59,725,650
============================================================================================================================



  $42,843,730           $25,478,206           $63,779,079           $80,733,892          $142,660,345           $64,607,854
        2,882               246,104               373,421               895,708               560,523               637,726

    1,908,399             1,353,995             5,126,056              (707,148)           14,098,592              (209,129)

    4,655,239             2,075,383             6,598,737             9,507,217             8,879,415            (5,310,801)
----------------------------------------------------------------------------------------------------------------------------
  $49,410,250           $29,153,688           $75,877,293           $90,429,669          $166,198,875           $59,725,650
============================================================================================================================



  $25,519,326           $15,669,087           $29,036,345           $12,860,256          $ 14,206,825           $ 8,936,135

    1,966,844             1,310,680             2,300,450             1,120,045             1,145,502             1,115,619
----------------------------------------------------------------------------------------------------------------------------
       $12.97                $11.95                $12.62                $11.48                $12.40                 $8.01
============================================================================================================================



  $ 1,886,668           $ 4,008,977           $18,701,701           $77,569,413          $ 99,389,445           $50,789,515

      144,957               333,416             1,474,412             6,732,232             8,064,986             6,381,509
----------------------------------------------------------------------------------------------------------------------------
       $13.02                $12.02                $12.68                $11.52                $12.32                 $7.96
============================================================================================================================



  $22,004,256           $ 9,475,624           $28,139,247                    --          $ 52,602,605                    --

    1,695,804               791,812             2,226,642                    --             4,305,253                    --
----------------------------------------------------------------------------------------------------------------------------
       $12.98                $11.97                $12.64                    --                $12.22                    --
============================================================================================================================

See notes to financial statements


2003 ANNUAL REPORT  Retirement Class o  TIAA-CREF Institutional Mutual Funds  65

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS
--------------------------------------------------------------------------------

For the Year Ended September 30, 2003

                                                                            GROWTH &            INTERNATIONAL           LARGE-CAP
                                                                             INCOME                EQUITY                 VALUE
                                                                              FUND                  FUND                  FUND
----------------------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME

  Interest                                                               $     59,345           $    50,974           $    10,922
  Dividends                                                                 7,531,128             7,329,147             1,427,528
  Foreign taxes withheld                                                       (1,758)             (591,974)                  (89)
----------------------------------------------------------------------------------------------------------------------------------
    Total income                                                            7,588,715             6,788,147             1,438,361
----------------------------------------------------------------------------------------------------------------------------------

EXPENSES

  Investment management fees                                                  374,209               254,284                47,044
  Distribution fees--Retirement Class                                             784                   864                   884
  Service Agreement Fees--Retirement Class                                      6,580                 7,265                 7,418
  Service Agreement Fees--Institutional Class                                 186,320                84,110                 2,427
  Service Agreement Fees--Retail Class                                             --                    --               166,734
  Custody fees                                                                 41,794               382,526                24,092
  Audit fees                                                                   47,001                27,841                 5,554
  Registration fees--Retirement Class                                             209                   180                   882
  Registration fees--Institutional Class                                       49,096                23,163                 2,411
  Registration fees--Retail Class                                                  --                    --                25,113
  Trustee fees and expenses                                                     7,815                 4,668                   810
----------------------------------------------------------------------------------------------------------------------------------
  Total expenses before expense reimbursement                                 713,808               784,901               283,369
  Less expenses voluntarily reimbursed by the investment
    advisor (See Note 2)                                                      (48,222)             (210,507)              (41,828)
----------------------------------------------------------------------------------------------------------------------------------
    Net expenses                                                              665,586               574,394               241,541
----------------------------------------------------------------------------------------------------------------------------------
Net investment income                                                       6,923,129             6,213,753             1,196,820
----------------------------------------------------------------------------------------------------------------------------------

NET REALIZED AND UNREALIZED
  GAIN ON TOTAL INVESTMENTS

  Realized gain (loss) on:
    Portfolio investments                                                 (22,556,594)           (5,311,420)            3,745,930
    Futures transactions                                                      104,974                    --                    --
    Foreign currency transactions                                               5,206                81,411                    --
----------------------------------------------------------------------------------------------------------------------------------
  Net realized gain (loss) on total investments                           (22,446,414)           (5,230,009)            3,745,930
----------------------------------------------------------------------------------------------------------------------------------
  Change in unrealized appreciation (depreciation) on:
    Portfolio investments                                                 102,492,733            71,859,329            10,311,362
    Futures transactions                                                     (102,988)                   --                    --
    Translation of assets (other than portfolio
      investments) and liabilities denominated in
      foreign currencies                                                          595               (50,343)                   --
----------------------------------------------------------------------------------------------------------------------------------
  Net change in unrealized appreciation
    (depreciation) on total investments                                   102,390,340            71,808,986            10,311,362
----------------------------------------------------------------------------------------------------------------------------------
  Net realized and unrealized gain on total investments                    79,943,926            66,578,977            14,057,292
----------------------------------------------------------------------------------------------------------------------------------
  NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS                   $ 86,867,055           $72,792,730           $15,254,112
==================================================================================================================================

                                               See notes to financial statements

66  TIAA-CREF Institutional Mutual Funds o Retirement Class  2003 ANNUAL REPORT

                                                        STATEMENTS OF OPERATIONS
--------------------------------------------------------------------------------

    MID-CAP               MID-CAP              SMALL-CAP              S&P 500             REAL ESTATE         SOCIAL CHOICE
    GROWTH                 VALUE                EQUITY                 INDEX              SECURITIES             EQUITY
     FUND                  FUND                  FUND                  FUND                  FUND                 FUND
---------------------------------------------------------------------------------------------------------------------------


  $    6,464            $    2,063           $    14,360           $     2,297           $    91,404           $     6,346
      99,255               378,154               550,935             1,181,701             4,121,048               863,869
        (370)                 (686)                 (199)                   --                (1,173)                 (261)
---------------------------------------------------------------------------------------------------------------------------
     105,349               379,531               565,096             1,183,998             4,211,279               869,954
---------------------------------------------------------------------------------------------------------------------------



      18,610                13,712                32,368                26,863                70,253                20,111
       2,541                 1,397                 2,244                 1,329                 1,399                   780
      21,425                11,764                18,945                11,079                11,792                 6,544
         303                   639                 2,854                12,766                17,531                 9,664
      53,304                39,771                52,660                    --               101,419                    --
      47,738                19,817               157,230                37,285                 9,801                19,228
       2,146                 1,650                 3,797                 6,619                 7,261                 5,019
       3,794                 2,552                 5,670                 1,300                   855                   331
         450                 1,160                 7,165                24,777                10,681                 8,096
      11,183                 9,909                30,435                    --                10,536                    --
         323                   261                   582                 1,115                 1,002                   503
---------------------------------------------------------------------------------------------------------------------------
     161,817               102,632               313,950               123,133               242,530                70,276

     (59,261)              (30,626)             (193,838)              (57,222)              (21,229)              (23,122)
---------------------------------------------------------------------------------------------------------------------------
     102,556                72,006               120,112                65,911               221,301                47,154
---------------------------------------------------------------------------------------------------------------------------
       2,793               307,525               444,984             1,118,087             3,989,978               822,800
---------------------------------------------------------------------------------------------------------------------------





   1,910,860             1,407,215             5,328,696              (707,981)           14,120,615             2,166,598
         750                    --                    --                    --                    --                    --
          --                   (99)                   --                    --                    --                    --
---------------------------------------------------------------------------------------------------------------------------
   1,911,610             1,407,116             5,328,696              (707,981)           14,120,615             2,166,598
---------------------------------------------------------------------------------------------------------------------------

   5,444,532             2,998,381             7,883,583            12,605,399             9,483,663             8,492,782
          --                    --                    --                    --                    --                    --


          --                     3                    --                    --                    --                    --
---------------------------------------------------------------------------------------------------------------------------

   5,444,532             2,998,384             7,883,583            12,605,399             9,483,663             8,492,782
---------------------------------------------------------------------------------------------------------------------------
   7,356,142             4,405,500            13,212,279            11,897,418            23,604,278            10,659,380
---------------------------------------------------------------------------------------------------------------------------
  $7,358,935            $4,713,025           $13,657,263           $13,015,505           $27,594,256           $11,482,180
===========================================================================================================================

See notes to financial statements


2003 ANNUAL REPORT  Retirement Class o  TIAA-CREF Institutional Mutual Funds  67

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS
--------------------------------------------------------------------------------

For the Year Ended September 30, 2003

                                                                            GROWTH &            INTERNATIONAL           LARGE-CAP
                                                                             INCOME                EQUITY                 VALUE
                                                                              FUND                  FUND                  FUND
----------------------------------------------------------------------------------------------------------------------------------
CASH FLOWS FROM OPERATING ACTIVITIES:

  Net increase in net assets resulting from operations                   $ 86,867,055          $ 72,792,730          $ 15,254,112
  Adjustments to reconcile net increase in net assets
    resulting from operations to net cash used in
    operating activities:
      Purchases of long-term securities                                  (734,187,406)         (541,724,867)         (184,185,211)
      Proceeds from sales of long-term securities                         681,396,826           429,560,438           107,220,708
      Purchases of short-term investments--net                             (1,777,831)            4,032,021                   474
      Decrease (increase) in receivables                                      (89,545)             (258,858)             (206,024)
      Increase (decrease) in payables                                        (179,356)               76,868                67,557
      Net realized (gain) loss on total investments                        22,446,414             5,230,009            (3,745,930)
      Unrealized (appreciation) depreciation on total investments        (102,390,340)          (71,808,986)          (10,311,362)
----------------------------------------------------------------------------------------------------------------------------------
  Net cash used in operating activities                                   (47,914,183)         (102,100,645)          (75,905,676)
----------------------------------------------------------------------------------------------------------------------------------

CASH FLOWS FROM FINANCING ACTIVITIES:

  Proceeds from Fund shares sold                                          178,749,427           130,379,871            29,446,059
  Payments for Fund shares redeemed                                       (94,836,215)          (28,810,931)          (24,934,061)
  Cash distributions paid                                                  (1,791,250)             (673,374)               (6,354)
  Exchanges among the various TIAA-CREF
    mutual funds--net                                                     (34,303,000)           (1,210,000)           71,330,646
----------------------------------------------------------------------------------------------------------------------------------
  Net cash provided by financing activities                                47,818,962            99,685,566            75,836,290
----------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) in cash                                                   (95,221)           (2,415,079)              (69,386)

CASH

  Beginning of year                                                           143,384             2,527,813                69,386
----------------------------------------------------------------------------------------------------------------------------------
  End of year                                                            $     48,163          $    112,734          $         --
==================================================================================================================================

SUPPLEMENTAL DISCLOSURE OF CASH FLOW INFORMATION:

  Non-cash financing activities not included above:
    Reinvestment of distributions                                        $  6,534,360          $  3,315,220          $    122,251
==================================================================================================================================

                                               See notes to financial statements


68  TIAA-CREF Institutional Mutual Funds o Retirement Class  2003 ANNUAL REPORT

                                                        STATEMENTS OF CASH FLOWS
--------------------------------------------------------------------------------

      MID-CAP               MID-CAP              SMALL-CAP              S&P 500             REAL ESTATE         SOCIAL CHOICE
      GROWTH                 VALUE                EQUITY                 INDEX              SECURITIES             EQUITY
       FUND                  FUND                  FUND                  FUND                  FUND                 FUND
-----------------------------------------------------------------------------------------------------------------------------


   $ 7,358,935           $ 4,713,025          $ 13,657,263          $ 13,015,505          $ 27,594,256          $ 11,482,180



   (68,826,606)          (51,584,122)         (165,916,870)          (48,088,398)         (352,506,315)          (26,162,657)
    37,748,885            36,584,467           123,264,416            13,124,694           232,598,689            13,593,273
           750                   (96)             (867,442)                  154            (1,518,076)                   --
       (70,623)              (47,697)             (248,460)             (114,502)             (517,197)               84,818
       (47,041)               18,902                95,302                35,888                42,608              (121,578)
    (1,911,610)           (1,407,116)           (5,328,696)              707,981           (14,120,615)           (2,166,598)
    (5,444,532)           (2,998,384)           (7,883,583)          (12,605,399)           (9,483,663)           (8,492,782)
-----------------------------------------------------------------------------------------------------------------------------
   (31,191,842)          (14,721,021)          (43,228,070)          (33,924,077)         (117,910,313)          (11,783,344)
-----------------------------------------------------------------------------------------------------------------------------



    39,203,868            25,919,088            57,877,261            64,003,580           101,409,667            32,700,103
   (18,000,540)          (15,220,545)          (33,242,093)          (29,865,635)          (10,804,230)          (20,611,498)
           (16)               (2,767)               (2,927)              (50,729)             (560,861)             (116,445)

    11,342,187             4,390,626            18,414,161                    --            27,982,371                    --
-----------------------------------------------------------------------------------------------------------------------------
    32,545,499            15,086,402            43,046,402            34,087,216           118,026,947            11,972,160
-----------------------------------------------------------------------------------------------------------------------------
     1,353,657               365,381              (181,668)              163,139               116,634               188,816



            --                24,740               213,326               299,345                29,090               255,863
-----------------------------------------------------------------------------------------------------------------------------
   $ 1,353,657           $   390,121          $     31,658          $    462,484          $    145,724          $    444,679
=============================================================================================================================




   $     1,783           $    67,389          $     91,715          $    229,020          $  2,971,448          $    438,019
=============================================================================================================================

See notes to financial statements


2003 ANNUAL REPORT  Retirement Class o  TIAA-CREF Institutional Mutual Funds  69

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS
--------------------------------------------------------------------------------

                                                           GROWTH & INCOME FUND                     INTERNATIONAL EQUITY FUND
                                                   ------------------------------------        -----------------------------------



                                                      FOR THE YEARS ENDED SEPTEMBER 30,          FOR THE YEARS ENDED SEPTEMBER 30,
                                                   ------------------------------------        -----------------------------------
                                                        2003                  2002                  2003                  2002
-----------------------------------------------------------------------------------------------------------------------------------
CHANGES IN NET ASSETS

OPERATIONS

  Net investment income                            $  6,923,129         $   4,034,717          $  6,213,753          $  3,422,036
  Net realized gain (loss) on total investments     (22,446,414)          (46,455,636)           (5,230,009)          (11,557,759)
  Net change in unrealized appreciation
    (depreciation) on total investments             102,390,340           (68,136,446)           71,808,986           (28,927,905)
-----------------------------------------------------------------------------------------------------------------------------------
  Net increase (decrease) from operations            86,867,055          (110,557,365)           72,792,730           (37,063,628)
-----------------------------------------------------------------------------------------------------------------------------------

DISTRIBUTIONS TO SHAREHOLDERS

  From net investment income:
    Retirement Class                                    (16,030)                   --                   (45)                   --
    Institutional Class                              (6,772,254)           (4,013,504)           (3,988,549)           (1,497,783)
    Retail Class                                             --                    --                    --                    --
  From realized gains:
    Retirement Class                                         --                    --                    --                    --
    Institutional Class                                      --                    --                    --                    --
    Retail Class                                             --                    --                    --                    --
-----------------------------------------------------------------------------------------------------------------------------------
  Total distributions                                (6,788,284)           (4,013,504)           (3,988,594)           (1,497,783)
-----------------------------------------------------------------------------------------------------------------------------------

SHAREHOLDER TRANSACTIONS (NOTE 5)

  Retirement Class                                    7,765,201                    --             9,161,248                    --
  Institutional Class                                49,056,738           321,220,558            96,024,741           124,024,727
  Retail Class                                               --                    --                    --                    --
-----------------------------------------------------------------------------------------------------------------------------------
  Total shareholder transactions                     56,821,939           321,220,558           105,185,989           124,024,727
-----------------------------------------------------------------------------------------------------------------------------------
  Total increase in net assets                      136,900,710           206,649,689           173,990,125            85,463,316

NET ASSETS

  Beginning of period                               376,529,440           169,879,751           205,899,007           120,435,691
-----------------------------------------------------------------------------------------------------------------------------------
  END OF PERIOD                                    $513,430,150         $ 376,529,440          $379,889,132          $205,899,007
===================================================================================================================================

                                               See notes to financial statements


70  TIAA-CREF Institutional Mutual Funds o Retirement Class  2003 ANNUAL REPORT

                                             STATEMENTS OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

            LARGE-CAP VALUE FUND                         MID-CAP GROWTH FUND                        MID-CAP VALUE FUND
    --------------------------------------       -------------------------------------       -----------------------------------
                          FOR THE PERIOD                              FOR THE PERIOD                            FOR THE PERIOD
                         SEPTEMBER 4, 2002                           SEPTEMBER 4, 2002                         SEPTEMBER 4, 2002
       FOR THE             (COMMENCEMENT            FOR THE            (COMMENCEMENT            FOR THE          (COMMENCEMENT
      YEAR ENDED         OF OPERATIONS) TO        YEAR ENDED         OF OPERATIONS) TO        YEAR ENDED       OF OPERATIONS) TO
     SEPTEMBER 30,         SEPTEMBER 30,         SEPTEMBER 30,         SEPTEMBER 30,         SEPTEMBER 30,       SEPTEMBER 30,
         2003                  2002                  2003                  2002                  2003                2002
--------------------------------------------------------------------------------------------------------------------------------




    $  1,196,820           $    17,927            $    2,793          $      1,611           $   307,525           $    10,926
       3,745,930              (343,244)            1,911,610                (3,026)            1,407,116               (55,321)

      10,311,362            (1,357,026)            5,444,532              (789,293)            2,998,384              (923,001)
--------------------------------------------------------------------------------------------------------------------------------
      15,254,112            (1,682,343)            7,358,935              (790,708)            4,713,025              (967,396)
--------------------------------------------------------------------------------------------------------------------------------




            (580)                   --                   (18)                   --                  (608)                   --
          (9,574)                   --                   (26)                   --                (2,883)                   --
        (118,451)                   --                (1,570)                   --               (66,665)                   --

              --                    --                    (2)                   --                    --                    --
              --                    --                    (3)                   --                    --                    --
              --                    --                  (180)                   --                    --                    --
--------------------------------------------------------------------------------------------------------------------------------
        (128,605)                   --                (1,799)                   --               (70,156)                   --
--------------------------------------------------------------------------------------------------------------------------------



       9,337,846               100,075            23,648,632               100,075            14,549,465               100,075
      13,322,780               100,075             1,391,967               100,075             3,323,806               100,075
      54,009,734            19,800,050             7,803,023             9,800,050            (2,395,256)            9,800,050
--------------------------------------------------------------------------------------------------------------------------------
      76,670,360            20,000,200            32,843,622            10,000,200            15,478,015            10,000,200
--------------------------------------------------------------------------------------------------------------------------------
      91,795,867            18,317,857            40,200,758             9,209,492            20,120,884             9,032,804



      18,317,857                    --             9,209,492                    --             9,032,804                    --
--------------------------------------------------------------------------------------------------------------------------------
    $110,113,724           $18,317,857           $49,410,250          $  9,209,492           $29,153,688           $ 9,032,804
===============================================================================================================================

See notes to financial statements


2003 ANNUAL REPORT  Retirement Class o  TIAA-CREF Institutional Mutual Funds  71

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS
--------------------------------------------------------------------------------

                                                                                              SMALL-CAP EQUITY FUND
                                                                                       --------------------------------------
                                                                                                             FOR THE PERIOD
                                                                                                            SEPTEMBER 4, 2002
                                                                                           FOR THE            (COMMENCEMENT
                                                                                         YEAR ENDED         OF OPERATIONS) TO
                                                                                        SEPTEMBER 30,         SEPTEMBER 30,
                                                                                            2003                  2002
------------------------------------------------------------------------------------------------------------------------------
CHANGES IN NET ASSETS

OPERATIONS

  Net investment income                                                                $    444,984           $    30,295
  Net realized gain (loss) on total investments                                           5,328,696              (209,119)
  Net change in unrealized appreciation (depreciation)
    on total investments                                                                  7,883,583            (1,284,846)
------------------------------------------------------------------------------------------------------------------------------
  Net increase (decrease) from operations                                                13,657,263            (1,463,670)
------------------------------------------------------------------------------------------------------------------------------

DISTRIBUTIONS TO SHAREHOLDERS

  From net investment income:
    Retirement Class                                                                           (370)                   --
    Institutional Class                                                                      (4,819)                   --
    Retail Class                                                                            (89,453)                   --
  From realized gains:
    Retirement Class                                                                             --                    --
    Institutional Class                                                                          --                    --
    Retail Class                                                                                 --                    --
------------------------------------------------------------------------------------------------------------------------------
  Total distributions                                                                       (94,642)                   --
------------------------------------------------------------------------------------------------------------------------------

SHAREHOLDER TRANSACTIONS (NOTE 5)

  Retirement Class                                                                       27,451,800               100,075
  Institutional Class                                                                    16,014,579               100,075
  Retail Class                                                                              311,763            19,800,050
------------------------------------------------------------------------------------------------------------------------------
  Total shareholder transactions                                                         43,778,142            20,000,200
------------------------------------------------------------------------------------------------------------------------------
  Total increase in net assets                                                           57,340,763            18,536,530

NET ASSETS

  Beginning of period                                                                    18,536,530                    --
------------------------------------------------------------------------------------------------------------------------------
  END OF PERIOD                                                                         $75,877,293           $18,536,530
==============================================================================================================================

                                               See notes to financial statements


72  TIAA-CREF Institutional Mutual Funds o Retirement Class  2003 ANNUAL REPORT

                                             STATEMENTS OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

          S&P 500 INDEX FUND                      REAL ESTATE SECURITIES FUND                 SOCIAL CHOICE EQUITY FUND
  --------------------------------------     --------------------------------------      ------------------------------------
                       FOR THE PERIOD                              FOR THE PERIOD
                      SEPTEMBER 4, 2002                           SEPTEMBER 4, 2002
     FOR THE            (COMMENCEMENT            FOR THE            (COMMENCEMENT
   YEAR ENDED         OF OPERATIONS) TO        YEAR ENDED         OF OPERATIONS) TO        FOR THE YEARS ENDED SEPTEMBER 30,
  SEPTEMBER 30,         SEPTEMBER 30,         SEPTEMBER 30,         SEPTEMBER 30,        ------------------------------------
      2003                  2002                  2003                  2002                  2003                 2002
-----------------------------------------------------------------------------------------------------------------------------




  $ 1,118,087           $    58,268          $  3,989,978           $    99,859          $    822,800           $   472,492
     (707,981)                   --            14,120,615               (12,240)            2,166,598            (2,294,099)

   12,605,399            (3,098,182)            9,483,663              (604,248)            8,492,782            (7,238,720)
-----------------------------------------------------------------------------------------------------------------------------
   13,015,505            (3,039,914)           27,594,256              (516,629)           11,482,180            (9,060,327)
-----------------------------------------------------------------------------------------------------------------------------




         (480)                   --              (124,419)                 (215)                 (395)                   --
     (279,028)                   --            (2,010,369)                 (237)             (554,070)             (329,372)
           --                    --            (1,314,632)              (42,488)                   --                    --

           (1)                   --                  (142)                   --                    --                    --
         (240)                   --                (7,245)                   --                    --                    --
           --                    --               (32,562)                   --                    --                    --
-----------------------------------------------------------------------------------------------------------------------------
     (279,749)                   --            (3,489,369)              (42,940)             (554,465)             (329,372)
-----------------------------------------------------------------------------------------------------------------------------



   12,239,557               100,075            13,024,997               100,075             8,723,367                    --
   23,494,120            44,900,075            84,299,248               100,075             3,894,224            19,110,443
           --                    --            25,329,112            19,800,050                    --                    --
-----------------------------------------------------------------------------------------------------------------------------
   35,733,677            45,000,150           122,653,357            20,000,200            12,617,591            19,110,443
-----------------------------------------------------------------------------------------------------------------------------
   48,469,433            41,960,236           146,758,244            19,440,631            23,545,306             9,720,744



   41,960,236                    --            19,440,631                    --            36,180,344            26,459,600
-----------------------------------------------------------------------------------------------------------------------------
  $90,429,669           $41,960,236          $166,198,875           $19,440,631           $59,725,650           $36,180,344
============================================================================================================================

See notes to financial statements


2003 ANNUAL REPORT  Retirement Class o  TIAA-CREF Institutional Mutual Funds  73

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS
--------------------------------------------------------------------------------

                                                                          GROWTH & INCOME FUND
                                     -----------------------------------------------------------------------------------------------
                                     RETIREMENT CLASS                               INSTITUTIONAL CLASS
                                     ----------------   ----------------------------------------------------------------------------
                                      FOR THE PERIOD                                                                FOR THE PERIOD
                                      OCTOBER 1, 2002                                                                JUNE 14, 1999
                                      (COMMENCEMENT                                                                  (COMMENCEMENT
                                     OF OPERATIONS) TO              FOR THE YEARS ENDED SEPTEMBER 30,              OF OPERATIONS) TO
                                       SEPTEMBER 30,    ---------------------------------------------------------    SEPTEMBER 30,
                                          2003(A)          2003            2002            2001            2000         1999(A)
------------------------------------------------------------------------------------------------------------------------------------
SELECTED PER SHARE DATA

  Net asset value, beginning of period  $     6.14      $    6.14      $     7.91       $   11.24       $    9.76     $   10.00
------------------------------------------------------------------------------------------------------------------------------------
  Gain (loss) from investment operations:
    Net investment income                    0.07(B)         0.10(B)         0.09(B)         0.09            0.10          0.04
    Net realized and unrealized gain
      (loss) on total investments            1.22            1.22           (1.78)          (3.15)           1.49         (0.25)
------------------------------------------------------------------------------------------------------------------------------------
  Total gain (loss) from investment
    operations                               1.29            1.32           (1.69)          (3.06)           1.59         (0.21)
------------------------------------------------------------------------------------------------------------------------------------
  Less distributions from:
    Net investment income                   (0.04)          (0.10)          (0.08)          (0.09)          (0.10)        (0.03)
    Net realized gains                      --              --              --              (0.18)          (0.01)        --
------------------------------------------------------------------------------------------------------------------------------------
  Total distributions                       (0.04)          (0.10)          (0.08)          (0.27)          (0.11)        (0.03)
------------------------------------------------------------------------------------------------------------------------------------
  Net asset value, end of period        $    7.39       $    7.36      $     6.14       $    7.91       $   11.24     $    9.76
====================================================================================================================================

TOTAL RETURN                                21.14%          21.62%         (21.51)%        (27.66)%         16.18%        (2.05)%

RATIOS AND SUPPLEMENTAL DATA

  Net assets at end of period
    (in thousands)                      $   8,027       $ 505,404      $  376,529       $ 169,880       $  65,334     $  25,174
  Ratio of expenses to average
    net assets before expense
    waiver and reimbursement                 0.48%           0.15%           0.29%           0.44%           0.78%         0.38%
  Ratio of expenses to average
    net assets after expense
    waiver and reimbursement                 0.47%           0.14%           0.22%           0.22%           0.22%         0.07%
  Ratio of net investment income
    to average net assets                    1.02%           1.48%           1.18%           1.10%           1.02%         0.36%
  Portfolio turnover rate                  149.57%         149.57%         127.75%          49.56%          37.95%        10.95%
====================================================================================================================================

(a)   The percentages shown for this period are not annualized.
(b)   Based on average shares outstanding.

                                               See notes to financial statements


74  TIAA-CREF Institutional Mutual Funds o Retirement Class  2003 ANNUAL REPORT

                                                            FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

                                      INTERNATIONAL EQUITY FUND
----------------------------------------------------------------------------------------------------
  RETIREMENT CLASS                                INSTITUTIONAL CLASS
  ----------------  -------------------------------------------------------------------------------
   FOR THE PERIOD                                                                  FOR THE PERIOD
   OCTOBER 1, 2002                                                                  JUNE 14, 1999
    (COMMENCEMENT                                                                  (COMMENCEMENT
  OF OPERATIONS) TO                FOR THE YEARS ENDED SEPTEMBER 30,              OF OPERATIONS) TO
    SEPTEMBER 30,   ---------------------------------------------------------       SEPTEMBER 30,
       2003(A)          2003            2002            2001            2000           1999(A)
---------------------------------------------------------------------------------------------------


    $     6.86      $     6.86      $     8.08       $   12.55       $   10.66       $   10.00
---------------------------------------------------------------------------------------------------

          0.13(b)         0.17(b)         0.15(b)         0.10            0.07            0.04

          1.66            1.65           (1.29)          (4.06)           1.94            0.62
---------------------------------------------------------------------------------------------------

          1.79            1.82           (1.14)          (3.96)           2.01            0.66
---------------------------------------------------------------------------------------------------

         --              (0.12)          (0.08)          (0.04)          (0.05)             --
         --              --              --              (0.47)          (0.07)             --
---------------------------------------------------------------------------------------------------
         --              (0.12)          (0.08)          (0.51)          (0.12)             --
---------------------------------------------------------------------------------------------------
    $     8.65      $     8.56      $     6.86       $    8.08       $   12.55       $   10.66
===================================================================================================

         26.15%          26.90%         (14.28)%        (32.63)%         18.58%           6.60%




    $    9,863      $  370,026      $  205,899       $ 120,436       $  83,841       $  27,472


          0.61%           0.27%           0.44%           0.52%           0.70%           0.39%


          0.54%           0.20%           0.29%           0.29%           0.29%           0.09%

          1.61%           2.20%           1.80%           1.51%           0.94%           0.45%
        156.48%         156.48%          77.63%          77.83%         105.37%          21.35%
==================================================================================================

See notes to financial statements


2003 ANNUAL REPORT  Retirement Class o  TIAA-CREF Institutional Mutual Funds  75

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS
--------------------------------------------------------------------------------

                                                                         LARGE-CAP VALUE FUND
                                     -----------------------------------------------------------------------------------------------
                                           RETIREMENT CLASS               INSTITUTIONAL CLASS                RETAIL CLASS
                                     ------------------------------- ------------------------------- -------------------------------
                                                    FOR THE PERIOD                  FOR THE PERIOD                  FOR THE PERIOD
                                                   SEPTEMBER 4, 2002               SEPTEMBER 4, 2002               SEPTEMBER 4, 2002
                                       FOR THE      (COMMENCEMENT      FOR THE      (COMMENCEMENT      FOR THE      (COMMENCEMENT
                                      YEAR ENDED   OF OPERATIONS) TO  YEAR ENDED   OF OPERATIONS) TO  YEAR ENDED   OF OPERATIONS) TO
                                     SEPTEMBER 30,  SEPTEMBER 30,    SEPTEMBER 30,  SEPTEMBER 30,    SEPTEMBER 30,   SEPTEMBER 30,
                                         2003           2002(A)          2003           2002(A)          2003           2002(A)
------------------------------------------------------------------------------------------------------------------------------------
SELECTED PER SHARE DATA

Net asset value, beginning of period   $    9.16       $   10.00      $     9.16       $   10.00       $    9.16       $   10.00
------------------------------------------------------------------------------------------------------------------------------------
  Gain (loss) from investment
    operations:
    Net investment income (b)               0.21            0.01            0.25            0.01            0.22            0.01
    Net realized and unrealized gain
      (loss) on total investments           2.24           (0.85)           2.22           (0.85)           2.20           (0.85)
------------------------------------------------------------------------------------------------------------------------------------
  Total gain (loss) from investment
    operations                              2.45           (0.84)           2.47           (0.84)           2.42           (0.84)
------------------------------------------------------------------------------------------------------------------------------------
  Less distributions from:
    Net investment income                  (0.06)             --           (0.04)             --           (0.06)             --
    Net realized gains                        --              --              --              --              --              --
------------------------------------------------------------------------------------------------------------------------------------
  Total distributions                      (0.06)             --           (0.04)             --           (0.06)             --
------------------------------------------------------------------------------------------------------------------------------------
  Net asset value, end of period       $   11.55       $    9.16      $    11.59       $    9.16       $   11.52       $    9.16
====================================================================================================================================

TOTAL RETURN                               26.94%          (8.40)%         26.98%          (8.40)%         26.47%          (8.40)%

RATIOS AND SUPPLEMENTAL DATA

  Net assets at end of period
    (in thousands)                     $   9,943       $      92      $   14,822       $      92       $  85,349       $  18,135
  Ratio of expenses to average
    net assets before expense
    waiver and reimbursement                0.54%           0.03%           0.21%           0.01%           0.51%           0.03%
  Ratio of expenses to average
    net assets after expense
    waiver and reimbursement                0.47%           0.03%           0.14%           0.01%           0.44%           0.03%
  Ratio of net investment income
    to average net assets                   1.89%           0.09%           2.31%           0.11%           1.99%           0.09%
  Portfolio turnover rate                 184.99%          25.09%         184.99%          25.09%         184.99%          25.09%
====================================================================================================================================

(a)   The percentages shown for this period are not annualized.
(b)   Based on average shares outstanding.
(c)   Amount represents less than $0.01 per share.

                                               See notes to financial statements


76  TIAA-CREF Institutional Mutual Funds o Retirement Class  2003 ANNUAL REPORT

                                                            FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

                                     MID-CAP GROWTH FUND
------------------------------------------------------------------------------------------------
      RETIREMENT CLASS                INSTITUTIONAL CLASS                 RETAIL CLASS
-------------------------------- ------------------------------- -------------------------------
                FOR THE PERIOD                  FOR THE PERIOD                  FOR THE PERIOD
               SEPTEMBER 4, 2002               SEPTEMBER 4, 2002               SEPTEMBER 4, 2002
    FOR THE     (COMMENCEMENT       FOR THE     (COMMENCEMENT       FOR THE     (COMMENCEMENT
  YEAR ENDED   OF OPERATIONS) TO  YEAR ENDED   OF OPERATIONS) TO  YEAR ENDED   OF OPERATIONS) TO
 SEPTEMBER 30,  SEPTEMBER 30,    SEPTEMBER 30,  SEPTEMBER 30,    SEPTEMBER 30,  SEPTEMBER 30,
     2003           2002(A)          2003           2002(A)          2003           2002(A)
------------------------------------------------------------------------------------------------


  $     9.21      $    10.00      $     9.21       $   10.00       $    9.21       $   10.00
------------------------------------------------------------------------------------------------


          --              --            0.04              --              --              --

        3.76           (0.79)           3.77           (0.79)           3.77           (0.79)
------------------------------------------------------------------------------------------------

        3.76           (0.79)           3.81           (0.79)           3.77           (0.79)
------------------------------------------------------------------------------------------------

       (0.00)(c)          --              --              --           (0.00)(c)          --
       (0.00)(c)          --           (0.00)(c)          --           (0.00)(c)          --
------------------------------------------------------------------------------------------------
       (0.00)(c)          --           (0.00)(c)          --           (0.00)(c)          --
------------------------------------------------------------------------------------------------
  $    12.97      $     9.21      $    13.02       $    9.21       $   12.98       $    9.21
================================================================================================

       40.96%          (7.90)%         41.37%          (7.90)%         40.96%          (7.90)%




  $   25,519      $       92      $    1,887       $      92       $  22,004       $   9,025


        0.73%           0.03%           0.39%           0.01%           0.69%           0.03%


        0.47%           0.03%           0.14%           0.01%           0.44%           0.03%

       (0.02)%          0.02%           0.31%           0.04%           0.01%           0.02%
      162.02%          18.61%         162.02%          18.61%         162.02%          18.61%
================================================================================================

See notes to financial statements


2003 ANNUAL REPORT  Retirement Class o  TIAA-CREF Institutional Mutual Funds  77

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS
--------------------------------------------------------------------------------

                                                                           MID-CAP VALUE FUND
                                      ----------------------------------------------------------------------------------------------
                                            RETIREMENT CLASS               INSTITUTIONAL CLASS                RETAIL CLASS
                                      ------------------------------- ------------------------------- ------------------------------
                                                     FOR THE PERIOD                  FOR THE PERIOD                  FOR THE PERIOD
                                                    SEPTEMBER 4, 2002               SEPTEMBER 4, 2002              SEPTEMBER 4, 2002
                                         FOR THE     (COMMENCEMENT       FOR THE     (COMMENCEMENT       FOR THE     (COMMENCEMENT
                                       YEAR ENDED   OF OPERATIONS) TO  YEAR ENDED   OF OPERATIONS) TO  YEAR ENDED  OF OPERATIONS) TO
                                      SEPTEMBER 30,  SEPTEMBER 30,    SEPTEMBER 30,  SEPTEMBER 30,    SEPTEMBER 30,  SEPTEMBER 30,
                                          2003           2002(A)          2003           2002(A)          2003           2002(A)
------------------------------------------------------------------------------------------------------------------------------------
SELECTED PER SHARE DATA

  Net asset value, beginning of period  $    9.03       $   10.00      $     9.03       $   10.00       $    9.03       $   10.00
------------------------------------------------------------------------------------------------------------------------------------
  Gain (loss) from investment operations:
    Net investment income (b)                0.18            0.01            0.22            0.01            0.19            0.01
    Net realized and unrealized gain
      (loss) on total investments            2.80           (0.98)           2.81           (0.98)           2.80           (0.98)
------------------------------------------------------------------------------------------------------------------------------------
  Total gain (loss) from investment
    operations                               2.98           (0.97)           3.03           (0.97)           2.99           (0.97)
------------------------------------------------------------------------------------------------------------------------------------
  Less distributions from:
    Net investment income                   (0.06)             --           (0.04)             --           (0.05)             --
------------------------------------------------------------------------------------------------------------------------------------
  Total distributions                       (0.06)             --           (0.04)             --           (0.05)             --
------------------------------------------------------------------------------------------------------------------------------------
  Net asset value, end of period        $   11.95       $    9.03      $    12.02       $    9.03       $   11.97       $    9.03
====================================================================================================================================

TOTAL RETURN                                33.27%          (9.70)%         33.63%          (9.70)%         33.29%          (9.70)%

RATIOS AND SUPPLEMENTAL DATA

  Net assets at end of period
    (in thousands)                      $  15,669       $      90      $    4,009       $      90       $   9,476       $   8,852
  Ratio of expenses to average
    net assets before expense
    waiver and reimbursement                 0.65%           0.03%           0.32%           0.01%           0.62%           0.03%
  Ratio of expenses to average
    net assets after expense
    waiver and reimbursement                 0.47%           0.03%           0.14%           0.01%           0.44%           0.03%
  Ratio of net investment income
    to average net assets                    1.52%           0.12%           2.05%           0.14%           1.83%           0.11%
  Portfolio turnover rate                  214.97%          15.01%         214.97%          15.01%         214.97%          15.01%
====================================================================================================================================

(a)   The percentages shown for this period are not annualized.
(b)   Based on average shares outstanding.

                                               See notes to financial statements


78  TIAA-CREF Institutional Mutual Funds o Retirement Class  2003 ANNUAL REPORT

                                                            FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

                                     SMALL-CAP EQUITY FUND
-------------------------------------------------------------------------------------------------
       RETIREMENT CLASS                INSTITUTIONAL CLASS                 RETAIL CLASS
--------------------------------- ------------------------------- -------------------------------
                 FOR THE PERIOD                  FOR THE PERIOD                  FOR THE PERIOD
               SEPTEMBER 4, 2002               SEPTEMBER 4, 2002               SEPTEMBER 4, 2002
     FOR THE     (COMMENCEMENT       FOR THE     (COMMENCEMENT       FOR THE     (COMMENCEMENT
  YEAR ENDED   OF OPERATIONS) TO  YEAR ENDED   OF OPERATIONS) TO  YEAR ENDED   OF OPERATIONS) TO
  SEPTEMBER 30,  SEPTEMBER 30,    SEPTEMBER 30,  SEPTEMBER 30,    SEPTEMBER 30,  SEPTEMBER 30,
      2003           2002(A)          2003           2002(A)          2003           2002(A)
-------------------------------------------------------------------------------------------------


   $     9.27      $    10.00       $    9.27       $   10.00       $    9.27       $   10.00
-------------------------------------------------------------------------------------------------

         0.11            0.01            0.14            0.02            0.12            0.02

         3.28           (0.74)           3.29           (0.75)           3.29           (0.75)
-------------------------------------------------------------------------------------------------

         3.39           (0.73)           3.43           (0.73)           3.41           (0.73)
-------------------------------------------------------------------------------------------------

        (0.04)             --           (0.02)             --           (0.04)             --
-------------------------------------------------------------------------------------------------
        (0.04)             --           (0.02)             --           (0.04)             --
-------------------------------------------------------------------------------------------------
   $    12.62      $     9.27        $  12.68       $    9.27       $   12.64       $    9.27
=================================================================================================

        36.65%          (7.30)%         37.12%          (7.30)%         36.90%          (7.30)%




   $   29,036      $       93         $18,702       $      93       $  28,139       $  18,351


         0.95%           0.03%           0.62%           0.01%           0.78%           0.02%


         0.47%           0.03%           0.14%           0.01%           0.30%           0.02%

         0.89%           0.15%           1.25%           0.17%           1.10%           0.16%
       328.39%          14.52%         328.39%          14.52%         328.39%          14.52%
=================================================================================================

See notes to financial statements


2003 ANNUAL REPORT  Retirement Class o  TIAA-CREF Institutional Mutual Funds  79

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS
--------------------------------------------------------------------------------

                                                                                    S&P 500 INDEX FUND
                                                           ---------------------------------------------------------------------
                                                                   RETIREMENT CLASS               INSTITUTIONAL CLASS
                                                           ---------------------------------   ---------------------------------
                                                                            FOR THE PERIOD                      FOR THE PERIOD
                                                                           SEPTEMBER 4, 2002                   SEPTEMBER 4, 2002
                                                             FOR THE        (COMMENCEMENT        FOR THE        (COMMENCEMENT
                                                            YEAR ENDED     OF OPERATIONS) TO    YEAR ENDED     OF OPERATIONS) TO
                                                           SEPTEMBER 30,     SEPTEMBER 30,     SEPTEMBER 30,     SEPTEMBER 30,
                                                               2003             2002(A)            2003             2002(A)
--------------------------------------------------------------------------------------------------------------------------------
SELECTED PER SHARE DATA

  Net asset value, beginning of period                      $    9.32           $ 10.00         $    9.32         $   10.00
--------------------------------------------------------------------------------------------------------------------------------
  Gain (loss) from investment operations:
    Net investment income (b)                                    0.14              0.01              0.18              0.01
    Net realized and unrealized gain
      (loss) on total investments                                2.07             (0.69)             2.07             (0.69)
--------------------------------------------------------------------------------------------------------------------------------
  Total gain (loss) from investment operations                   2.21             (0.68)             2.25             (0.68)
--------------------------------------------------------------------------------------------------------------------------------
  Less distributions from:
    Net investment income                                       (0.05)               --             (0.05)               --
    Net realized gains                                          --                   --                --                --
--------------------------------------------------------------------------------------------------------------------------------
  Total distributions                                           (0.05)               --             (0.05)               --
--------------------------------------------------------------------------------------------------------------------------------
  Net asset value, end of period                            $   11.48           $  9.32         $   11.52         $    9.32
================================================================================================================================

TOTAL RETURN                                                    23.77%            (6.80)%           24.23%            (6.80)%

RATIOS AND SUPPLEMENTAL DATA

  Net assets at end of period
    (in thousands)                                          $  12,860           $    93         $  77,569         $  41,867
  Ratio of expenses to average
    net assets before expense
    waiver and reimbursement                                     0.51%             0.03%             0.17%             0.01%
  Ratio of expenses to average
    net assets after expense
    waiver and reimbursement                                     0.43%             0.03%             0.08%             0.01%
  Ratio of net investment income
    to average net assets                                        1.27%             0.11%             1.68%             0.13%
  Portfolio turnover rate                                       19.84%             0.00%            19.84%             0.00%
================================================================================================================================

(a)   The percentages shown for this period are not annualized.
(b)   Based on average shares outstanding.

                                               See notes to financial statements


80  TIAA-CREF Institutional Mutual Funds o Retirement Class  2003 ANNUAL REPORT

                                                            FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

                                      REAL ESTATE SECURITIES FUND
----------------------------------------------------------------------------------------------------------
         RETIREMENT CLASS                 INSTITUTIONAL CLASS                    RETAIL CLASS
----------------------------------    --------------------------------    --------------------------------
                  FOR THE PERIOD                      FOR THE PERIOD                      FOR THE PERIOD
                 SEPTEMBER 4, 2002                   SEPTEMBER 4, 2002                   SEPTEMBER 4, 2002
   FOR THE        (COMMENCEMENT         FOR THE       (COMMENCEMENT         FOR THE       (COMMENCEMENT
  YEAR ENDED     OF OPERATIONS) TO    YEAR ENDED     OF OPERATIONS) TO    YEAR ENDED     OF OPERATIONS) TO
 SEPTEMBER 30,     SEPTEMBER 30,      SEPTEMBER 30,    SEPTEMBER 30,      SEPTEMBER 30,    SEPTEMBER 30,
     2003             2002(A)            2003             2002(A)            2003             2002(A)
---------------------------------------------------------------------------------------------------------


  $    9.72          $  10.00         $    9.72          $  10.00          $   9.72          $  10.00
---------------------------------------------------------------------------------------------------------

       0.57              0.05              0.59              0.05              0.52              0.05

       2.39             (0.31)             2.37             (0.31)             2.39             (0.31)
---------------------------------------------------------------------------------------------------------
       2.96             (0.26)             2.96             (0.26)             2.91             (0.26)
---------------------------------------------------------------------------------------------------------

      (0.27)            (0.02)            (0.35)            (0.02)            (0.40)            (0.02)
      (0.01)               --             (0.01)               --             (0.01)               --
---------------------------------------------------------------------------------------------------------
      (0.28)            (0.02)            (0.36)            (0.02)            (0.41)            (0.02)
---------------------------------------------------------------------------------------------------------
  $   12.40          $   9.72         $   12.32          $   9.72          $  12.22          $   9.72
=========================================================================================================

      30.92%            (2.58)%           30.94%            (2.56)%           30.66%            (2.59)%




  $  14,207          $     97         $  99,389          $     97          $ 52,603          $ 19,246


       0.51%             0.03%             0.18%             0.01%             0.47%             0.03%


       0.48%             0.03%             0.15%             0.01%             0.45%             0.03%

       4.81%             0.51%             5.27%             0.53%             4.80%             0.50%
     317.14%            15.45%           317.14%            15.45%           317.14%            15.45%
=========================================================================================================

See notes to financial statements


2003 ANNUAL REPORT  Retirement Class o  TIAA-CREF Institutional Mutual Funds  81

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS
--------------------------------------------------------------------------------

                                                                        SOCIAL CHOICE EQUITY FUND
                                     -----------------------------------------------------------------------------------------------
                                     RETIREMENT CLASS                              INSTITUTIONAL CLASS
                                     -----------------    --------------------------------------------------------------------------
                                      FOR THE PERIOD                                                                FOR THE PERIOD
                                      OCTOBER 1, 2002                                                                JUNE 14, 1999
                                       (COMMENCEMENT                                                                 (COMMENCEMENT
                                     OF OPERATIONS) TO               FOR THE YEARS ENDED SEPTEMBER 30,             OF OPERATIONS) TO
                                       SEPTEMBER 30,      -------------------------------------------------------    SEPTEMBER 30,
                                         2003(A)          2003            2002            2001            2000          1999(A)
------------------------------------------------------------------------------------------------------------------------------------
SELECTED PER SHARE DATA

  Net asset value, beginning of period    $  6.41         $  6.41         $  8.03         $ 11.16         $  9.86        $ 10.00
------------------------------------------------------------------------------------------------------------------------------------
  Gain (loss) from investment operations:
    Net investment income                    0.09(b)         0.12(b)         0.11(b)         0.10            0.11           0.04
    Net realized and unrealized gain
      (loss) on total investments            1.54            1.52           (1.64)          (2.94)           1.25          (0.18)
------------------------------------------------------------------------------------------------------------------------------------
  Total gain (loss) from investment
    operations                               1.63            1.64           (1.53)          (2.84)           1.36          (0.14)
------------------------------------------------------------------------------------------------------------------------------------
  Less distributions from:
    Net investment income                   (0.03)          (0.09)          (0.09)          (0.11)          (0.06)            --
    Net realized gains                         --              --              --           (0.18)             --             --
------------------------------------------------------------------------------------------------------------------------------------
  Total distributions                       (0.03)          (0.09)          (0.09)          (0.29)          (0.06)            --
------------------------------------------------------------------------------------------------------------------------------------
  Net asset value, end of period          $  8.01         $  7.96         $  6.41         $  8.03         $ 11.16        $  9.86
====================================================================================================================================

TOTAL RETURN                                25.42%          25.89%         (19.34)%        (25.99)%         13.84%         (1.40)%

RATIOS AND SUPPLEMENTAL DATA

  Net assets at end of period
    (in thousands)                        $ 8,936         $50,790         $36,180         $26,460         $29,307        $24,731
  Ratio of expenses to
    average net assets before expense
    waiver and reimbursement                 0.48%           0.13%           0.81%           0.97%           0.90%          0.37%
  Ratio of expenses to average
    net assets after expense
    waiver and reimbursement                 0.43%           0.08%           0.18%           0.18%           0.18%          0.05%
  Ratio of net investment income
    to average net assets                    1.16%           1.65%           1.34%           1.12%           1.00%          0.37%
  Portfolio turnover rate                   27.53%          27.53%          21.71%           4.96%          16.22%          0.06%
====================================================================================================================================

(a)   The percentages shown for this period are not annualized.
(b)   Based on average shares outstanding.

                                               See notes to financial statements


82  TIAA-CREF Institutional Mutual Funds o Retirement Class  2003 ANNUAL REPORT

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS
--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS

NOTE 1. SIGNIFICANT ACCOUNTING POLICIES

TIAA-CREF Institutional Mutual Funds is a Delaware business trust that was organized on April 15, 1999 and is registered with the Securities and Exchange Commission ("Commission") under the Investment Company Act of 1940 as an open-end management investment company. These financial statements consist of nine of the twenty-three funds comprising TIAA-CREF Institutional Mutual Funds. The Growth & Income, International Equity, Large-Cap Value, Mid-Cap Growth, Mid-Cap Value, Small-Cap Equity, S&P 500 Index, Real Estate Securities and Social Choice Equity Funds (collectively, the "Funds"). The Growth & Income, International Equity and Social Choice Equity Funds commenced operations on June 14, 1999 with a seed money investment by Teachers Insurance and Annuity Association of America ("TIAA"). The remaining six Funds commenced operations on September 4, 2002 with a seed money investment by TIAA. In addition, the Growth & Income, International Equity, and Social Choice Equity Funds opened a Retirement Class on October 1, 2002 with a $100,000 seed money investment by TIAA. At September 30, 2003, TIAA had remaining seed money investment in the Funds as follows:

                                                           VALUE OF TIAA'S SEED MONEY INVESTMENT AT SEPTEMBER 30, 2003
                                                     ------------------------------------------------------------------------
                                                     RETIREMENT       INSTITUTIONAL           RETAIL
                                                        CLASS             CLASS                CLASS                TOTAL
                                                     ----------       -------------         -----------          ------------
S&P 500 Index Fund                                    $     --         $26,936,570          $        --          $26,936,570
Real Estate Securities Fund                            127,538             127,580           19,916,404           20,171,522

The Funds offer their shares, without a sales load, through their principal underwriter, Teachers Personal Investors Services, Inc.("TPIS"), which is a wholly-owned subsidiary of TIAA. The Funds offer up to three share classes although any one Fund may not necessarily offer all three classes. The Retirement Class shares are offered exclusively through accounts established by employers, or the trustees of plans sponsored by employers, with TIAA-CREF Individual and Institutional Services, Inc., a broker-dealer affiliate of TIAA, in connection with certain employee benefit plans. The Institutional Class shares are offered to certain intermediaries affiliated with TIAA, such as TIAA-CREF Trust Company, FSB, or other persons, such as state-sponsored tuition saving plans, who have entered into a contract with an affiliate of TIAA. The Retail Class shares are offered directly to the investing public. TPIS is registered with the Commission as a broker-dealer and is a member of the
National Association of Securities Dealers, Inc. Teachers Advisors Inc. ("Advisors"), a wholly-owned subsidiary of TIAA, which is registered with the Commission as an investment adviser, provides investment management services for the Funds.

The accompanying financial statements were prepared in accordance with accounting principles generally accepted in the United States which may require the use of estimates made by management. Actual results may differ from those estimates. The following is a summary of the significant accounting policies consistently followed by the Funds.

VALUATION OF INVESTMENTS: Equity securities listed or traded on a national market or exchange are valued based on their sale price on such market or exchange at the close of business on the date of valuation, or at the mean of the closing bid and asked prices if no sale is reported. Debt securities, other than money market instruments, are valued based on the most recent bid price or the equivalent quoted yield of such securities (or those of comparable maturity, quality and type). Money market instruments with maturities of one year or less, are valued in the same manner as debt securities or derived from a pricing matrix that has various types of money market instruments along one axis and various maturities along the other. Foreign investments are valued at the closing values of such securities as of the date of valuation under the generally accepted valuation method in the country where traded, converted to U.S. dollars at the prevailing rates of exchange on the date of valuation. Stock index futures and options, which are traded on commodities exchanges, are valued at the last sale prices as of the close of such commodities exchanges. Portfolio securities for which market quotations are not readily available are valued at fair value, as determined in good faith under the direction of the Board of Trustees. Portfolio securities may also be valued at fair value as determined in good faith under the direction of the Board of Trustees if events that have a significant effect on their value occur between the time their price is determined and the time a Fund's net asset value is calculated.

ACCOUNTING FOR INVESTMENTS: Securities transactions are accounted for as of the trade date. Interest income is recorded as earned and includes amortization of discounts and premiums. Dividend income is recorded on the ex-dividend date or, for certain foreign dividends, as soon thereafter as the Funds are informed of the ex-dividend date. Realized gains and losses on securities transactions are based upon the specific identification method for both financial statement and federal income tax purposes.


2003 ANNUAL REPORT  Retirement Class o  TIAA-CREF Institutional Mutual Funds  83

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS
--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS--(CONTINUED)

NOTE 1. SIGNIFICANT ACCOUNTING POLICIES--(CONCLUDED)

FOREIGN CURRENCY TRANSACTIONS AND TRANSLATION: Portfolio investments and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at the exchange rates prevailing at the end of the period. Purchases and sales of securities, income receipts and expense payments made in foreign currencies are translated into U.S. dollars at the exchange rates prevailing on the respective dates of the transactions. The effects of changes in foreign currency exchange rates on portfolio investments are included in the net realized and unrealized gains and losses on investments. Net realized gains and losses on foreign currency transactions include maturities of forward foreign currency contracts, disposition of foreign currencies, and currency gains and losses between the accrual and receipt dates of portfolio investment income and between the trade and settlement dates of portfolio investment transactions.

FORWARD FOREIGN CURRENCY CONTRACTS: The Funds may use forward foreign currency contracts to facilitate transactions in securities denominated in foreign currencies. Such contracts are entered into directly with a counterparty and are "marked-to-market " at the end of each day's trading. The Funds are also exposed to credit risk associated with counterparty nonperformance on these forward foreign currency exchange contracts which is typically limited to the unrealized gain on each open contract.

FUTURES CONTRACTS: The Funds may use futures contracts to manage exposure to the equity markets or for cash management purposes to remain highly invested in the equity markets while minimizing transaction costs. Buying futures contracts tends to increase exposure to the underlying instrument/index, while selling futures contracts tends to decrease exposure to the underlying instrument/index or hedge other investments. Initial margin deposits are made upon entering into a futures contract and variation margin payments are made or received reflecting changes in the value of the futures contracts. Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded. Daily changes in the value of such contracts are reflected in net unrealized gains and losses. Gains or losses are realized upon the expiration or closing of the futures contracts, or if the counterparties do not perform in accordance with contractual provisions.

SECURITIES PURCHASED ON A WHEN-ISSUED OR DELAYED DELIVERY BASIS: The Funds may purchase securities on a when-issued or delayed delivery basis. In addition to the normal market risks, this exposes the Funds to the risk that the transaction may not be consummated.

RESTRICTED SECURITIES: Restricted securities held by the Funds, if any, may not be sold except in exempt transactions or in a public offering registered under the Securities Act of 1933. The risk of investing in such securities is generally greater than the risk of investing in securities which are widely held and publicly traded.

DISTRIBUTIONS TO SHAREHOLDERS: Distributions from net investment income, if any, are declared and paid annually for each of the Funds, except for the Growth & Income and Real Estate Securities Funds where distributions are declared and paid quarterly. Distributions from realized gains, if any, are declared and paid annually for each of the Funds. Undistributed net investment income and accumulated undistributed net realized gain (loss) on total investments may include temporary book and tax differences which will reverse in a subsequent period. Any permanent book and tax basis differences relating to shareholder distributions will result in reclassifications among the respective components of net assets.

INCOME TAXES: The Funds intend to continue to qualify as regulated investment companies under Subchapter M of the Internal Revenue Code ("Code") and will not be subject to income taxes to the extent that they distribute substantially all taxable income each year and comply with various other Code requirements. At September 30, 2003, the following funds had capital loss carryovers which will begin to expire in 2009 and capital losses and currency losses realized after October 31, 2002, which were deferred for tax purposes to the first day of the following year:

                                   CAPITAL LOSS         POST OCTOBER             POST OCTOBER
                                    CARRYOVER          CAPITAL LOSSES           CURRENCY LOSSES
                                   -------------       --------------           ---------------
Growth & Income Fund               $51,638,918          $27,362,573                  $--
International Equity Fund           27,316,434            6,866,539                   --
Mid-Cap Value Fund                          --                7,510                   99
S&P 500 Index Fund                         381               44,167                   --
Social Choice Equity Fund              121,831                   --                   --


84  TIAA-CREF Institutional Mutual Funds o Retirement Class  2003 ANNUAL REPORT

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS
--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS--(CONTINUED)

NOTE 2. MANAGEMENT AGREEMENT

Under the terms of an Investment Management Agreement, each Fund pays Advisors a monthly fee for the management of the Fund's net assets, based on the average daily net assets of each Fund. Under the terms of a Distribution Plan, the Retirement Class of the Funds indicated below, are permitted to reimburse TPIS up to the indicated annual fee based on average daily net assets of the Fund's Retirement Class for certain promotional expenses of selling the Retirement Class shares. Under the terms of a Service Agreement, each Fund Class pays Advisors a monthly fee based on the average daily net assets of each Fund Class for providing transfer agency, accounting and administration services. Advisors will receive the following annual percentages of each Fund's/Classes' average daily net assets for investment management fees, reimbursement of distribution plan expenses and service agreement fees:

                                         INVESTMENT
                                         MANAGEMENT         DISTRIBUTION
                                            FEE                 FEE                             SERVICE AGREEMENT FEE
                                         ----------         ------------          --------------------------------------------------
                                            ALL               RETIREMENT          RETIREMENT         INSTITUTIONAL            RETAIL
                                          CLASSES                CLASS             CLASS (A)             CLASS                 CLASS
                                          -------             ----------          ----------         -------------            ------
Growth & Income Fund                        0.08%                0.04%               0.34%                0.04%                  --
International Equity Fund                   0.09%                0.04%               0.34%                0.03%                  --
Large-Cap Value Fund                        0.08%                0.04%               0.34%                0.04%                0.33%
Mid-Cap Growth Fund                         0.08%                0.04%               0.34%                0.04%                0.33%
Mid-Cap Value Fund                          0.08%                0.04%               0.34%                0.04%                0.33%
Small-Cap Equity Fund                       0.08%                0.04%               0.34%                0.04%                0.19%
S&P 500 Index Fund                          0.04%                0.04%               0.34%                0.02%                  --
Real Estate Securities Fund                 0.09%                0.04%               0.34%                0.04%                0.33%
Social Choice Equity Fund                   0.04%                0.04%               0.34%                0.02%                  --

(a) Prior to May 1, 2003, the service agreement fee for the Retirement Class of each Fund ranged from 0.27% to 0.29%. On May 1, 2003, the rate was increased to 0.34% for all Funds with a Retirement Class.

Various other expenses (including custody fees, audit fees, regulatory fees, and trustee fees) are borne directly by the Funds/Classes. Advisors has voluntarily agreed to partially reimburse the Funds for the various other expenses. The total reimbursement to the Funds for the year ended September 30, 2003 was $685,855


2003 ANNUAL REPORT  Retirement Class o  TIAA-CREF Institutional Mutual Funds  85

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS
--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS--(CONTINUED)

NOTE 3. INVESTMENTS

At September 30, 2003, the Growth & Income Fund held 15 open long futures contracts on the Standard & Poor's 500 Index, expiring in December 2003, with a value of $3,727,875 and an unrealized loss of $102,988.

At September 30, 2003, net unrealized appreciation (depreciation) of portfolio investments, consisting of gross unrealized appreciation and gross unrealized depreciation, was as follows:

                                                                                                           NET UNREALIZED
                                                    GROSS UNREALIZED           GROSS UNREALIZED             APPRECIATION
                                                      APPRECIATION               DEPRECIATION              (DEPRECIATION)
                                                    ----------------           ----------------            --------------
Growth & Income Fund                                   $30,418,112               $19,915,717                $10,502,395
International Equity Fund                               29,124,039                11,060,249                 18,063,790
Large-Cap Value Fund                                    10,030,616                 1,076,280                  8,954,336
Mid-Cap Growth Fund                                      5,266,091                   610,852                  4,655,239
Mid-Cap Value Fund                                       2,407,382                   332,002                  2,075,380
Small-Cap Equity Fund                                    7,779,869                 1,181,132                  6,598,737
S&P 500 Index Fund                                      10,705,235                 1,198,018                  9,507,217
Real Estate Securities Fund                              9,301,464                   422,049                  8,879,415
Social Choice Equity Fund                                3,572,622                 8,883,423                 (5,310,801)

Purchases  and  sales  of  securities,   other  than  short-term   money  market
instruments, for the Funds for year ended September 30, 2003, were as follows:

                                                     NON-GOVERNMENT            NON-GOVERNMENT
                                                        PURCHASES                   SALES
                                                     --------------            --------------
Growth & Income Fund                                  $735,727,739              $685,938,205
International Equity Fund                              545,479,330               434,667,697
Large-Cap Value Fund                                   182,537,703               105,234,825
Mid-Cap Growth Fund                                     70,296,095                37,900,101
Mid-Cap Value Fund                                      51,965,932                36,511,310
Small-Cap Equity Fund                                  176,326,187               132,730,307
S&P 500 Index Fund                                      48,254,903                13,124,694
Real Estate Securities Fund                            360,712,805               236,114,966
Social Choice Equity Fund                               26,162,657                13,593,273

NOTE 4. TRUSTEE FEES

Each Fund pays the Trustees who are not also officers or affiliated persons of the Funds, certain remuneration for their services, plus travel and other expenses incurred in attending Board meetings. Trustees who are also officers or affiliated persons receive no remuneration for their services as Trustees of the Funds.


86  TIAA-CREF Institutional Mutual Funds o Retirement Class  2003 ANNUAL REPORT

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS
--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS--(CONTINUED)

NOTE 5. SHAREHOLDER TRANSACTIONS

                                                                        GROWTH & INCOME FUND
                                         ------------------------------------------------------------------------------------
                                           FOR THE PERIOD OCTOBER 1, 2002
                                          (COMMENCEMENT OF OPERATIONS) TO
                                                 SEPTEMBER 30, 2003
                                          ---------------------------------
                                             AMOUNT                SHARES
                                          -----------            ----------
RETIREMENT CLASS:
Seed money subscriptions                  $   100,000                16,286
Seed money redemptions                       (120,471)              (16,368)
Subscriptions                               8,564,437             1,177,244
Reinvestment of distributions                  16,030                 2,202
Redemptions                                  (794,795)              (93,570)
                                          -----------            ----------
Net increase                              $ 7,765,201             1,085,794
                                          ===========            ==========

                                                                   FOR THE YEARS ENDED SEPTEMBER 30,
                                         ------------------------------------------------------------------------------------
                                                       2003                                              2002
                                         ----------------------------------                ----------------------------------
                                            AMOUNT                 SHARES                     AMOUNT                 SHARES
                                         ------------           -----------                ------------           -----------
INSTITUTIONAL CLASS:
Subscriptions                            $170,812,357            25,200,469                $319,981,259            39,814,454
Reinvestment of distributions               6,518,330               975,348                   1,695,096               210,046
Exchanges                                 (34,303,000)           (5,296,176)                 16,996,206             2,059,959
Redemptions                               (93,970,949)          (13,532,587)                (17,452,003)           (2,276,562)
                                         ------------           -----------                ------------           -----------
Net increase                             $ 49,056,738             7,347,054                $321,220,558            39,807,897
                                         ============           ===========                ============           ===========

                                                                      INTERNATIONAL EQUITY FUND
                                         ------------------------------------------------------------------------------------
                                            FOR THE PERIOD OCTOBER 1, 2002
                                           (COMMENCEMENT OF OPERATIONS) TO
                                                 SEPTEMBER 30, 2003
                                          ---------------------------------
                                             AMOUNT                SHARES
                                          -----------            ----------
RETIREMENT CLASS:
Seed money subscriptions                  $   100,000                14,577
Seed money redemptions                       (117,543)              (14,583)
Subscriptions                              19,722,892             2,384,187
Reinvestment of distributions                      45                     6
Redemptions                               (10,544,146)           (1,243,910)
                                          -----------            ----------
Net increase                              $ 9,161,248             1,140,277
                                          ===========            ==========

                                                                 FOR THE YEARS ENDED SEPTEMBER 30,
                                         ------------------------------------------------------------------------------------
                                                       2003                                              2002
                                         ----------------------------------                ----------------------------------
                                             AMOUNT                SHARES                      AMOUNT                SHARES
                                         ------------           -----------                ------------           -----------
INSTITUTIONAL CLASS:
Subscriptions                            $112,100,873            15,244,095                $128,236,460            15,503,332
Reinvestment of distributions               3,315,175               469,424                   1,220,220               143,724
Exchanges                                  (1,210,000)             (172,164)                  3,682,310               483,349
Redemptions                               (18,181,307)           (2,336,776)                 (9,114,263)           (1,040,034)
                                         ------------           -----------                ------------           -----------
Net increase                             $ 96,024,741            13,204,579                $124,024,727            15,090,371
                                         ============           ===========                ============           ===========


2003 ANNUAL REPORT  Retirement Class o  TIAA-CREF Institutional Mutual Funds  87

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS
--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS--(CONTINUED)

NOTE 5. SHAREHOLDER TRANSACTIONS (CONTINUED)

                                                                        LARGE-CAP VALUE FUND
                                         ------------------------------------------------------------------------------------
                                                                                             FOR THE PERIOD SEPTEMBER 4, 2002
                                                 FOR THE YEAR ENDED                          (COMMENCEMENT OF OPERATIONS) TO
                                                 SEPTEMBER 30, 2003                                 SEPTEMBER 30, 2002
                                         ----------------------------------                 ---------------------------------
                                             AMOUNT                SHARES                      AMOUNT                SHARES
                                         ------------            ----------                 -----------            ----------
RETIREMENT CLASS:
Seed money subscriptions
  (redemptions)                          $   (112,554)              (10,058)                $   100,000                10,000
Subscriptions                              10,088,016               913,533                          75                     8
Reinvestment of distributions                     580                    59                          --                    --
Redemptions                                  (638,196)              (53,027)                         --                    --
                                         ------------            ----------                 -----------            ----------
Net increase                             $  9,337,846               850,507                 $   100,075                10,008
                                         ============            ==========                 ===========            ==========
INSTITUTIONAL CLASS:
Seed money subscriptions
  (redemptions)                            $ (112,702)              (10,036)                $   100,000                10,000
Subscriptions                              14,917,948             1,404,132                          75                     8
Reinvestment of distributions                   3,501                   353                          --                    --
Redemptions                                (1,485,967)             (125,274)                         --                    --
                                         ------------            ----------                 -----------            ----------
Net increase                             $ 13,322,780             1,269,175                 $   100,075                10,008
                                         ============            ==========                 ===========            ==========
RETAIL CLASS:
Seed money subscriptions
  (redemptions)                          $(22,535,000)           (2,011,282)                $19,800,000             1,980,000
Subscriptions                               5,196,695               479,918                          50                     5
Reinvestment of distributions                 118,170                11,938                          --                    --
Exchanges                                  71,330,646             6,976,546                          --                    --
Redemptions                                  (100,777)              (30,634)                         --                    --
                                         ------------            ----------                 -----------            ----------
Net increase                             $ 54,009,734             5,426,486                 $19,800,050             1,980,005
                                         ============            ==========                 ===========            ==========

                                                                         MID-CAP GROWTH FUND
                                         ------------------------------------------------------------------------------------
                                                                                            FOR THE PERIOD SEPTEMBER 4, 2002
                                                 FOR THE YEAR ENDED                           (COMMENCEMENT OF OPERATIONS)
                                                 SEPTEMBER 30, 2003                               TO SEPTEMBER 30, 2002
                                         ----------------------------------                 ---------------------------------
                                            AMOUNT                 SHARES                      AMOUNT                SHARES
                                         ------------            ----------                 -----------            ----------
RETIREMENT CLASS:
Seed money subscriptions
  (redemptions)                          $   (124,422)              (10,002)                $   100,000                10,000
Subscriptions                              27,144,891             2,239,622                          75                     8
Reinvestment of distributions                      17                     2                          --                    --
Redemptions                                (3,371,854)             (272,786)                         --                    --
                                         ------------            ----------                 -----------            ----------
Net increase                             $ 23,648,632             1,956,836                 $   100,075                10,008
                                         ============            ==========                 ===========            ==========
INSTITUTIONAL CLASS:
Seed money subscriptions
  (redemptions)                          $   (124,702)              (10,000)                $   100,000                10,000
Subscriptions                               2,237,098               192,934                          75                     8
Reinvestment of distributions                       3                    --                          --                    --
Redemptions                                  (720,432)              (47,985)                         --                    --
                                         ------------            ----------                 -----------            ----------
Net increase                             $  1,391,967               134,949                 $   100,075                10,008
                                         ============            ==========                 ===========            ==========
RETAIL CLASS:
Seed money subscriptions
  (redemptions)                          $(12,313,236)             (980,147)                $ 9,800,000               980,000
Subscriptions                              10,139,848               876,040                          50                     5
Reinvestment of distributions                   1,763                   176                          --                    --
Exchanges                                  11,342,187               960,214                          --                    --
Redemptions                                (1,367,539)             (140,484)                         --                    --
                                         ------------            ----------                 -----------            ----------
Net increase                             $  7,803,023               715,799                 $ 9,800,050               980,005
                                         ============            ==========                 ===========            ==========


88  TIAA-CREF Institutional Mutual Funds o Retirement Class  2003 ANNUAL REPORT

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS
--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS--(CONTINUED)

NOTE 5. SHAREHOLDER TRANSACTIONS (CONTINUED)

                                                                         MID-CAP VALUE FUND
                                         ------------------------------------------------------------------------------------
                                                                                             FOR THE PERIOD SEPTEMBER 4, 2002
                                                 FOR THE YEAR ENDED                            (COMMENCEMENT OF OPERATIONS)
                                                 SEPTEMBER 30, 2003                                TO SEPTEMBER 30, 2002
                                         ----------------------------------                 ---------------------------------
                                            AMOUNT                 SHARES                     AMOUNT                 SHARES
                                         ------------            ----------                 -----------            ----------
RETIREMENT CLASS:
Seed money subscriptions
  (redemptions)                          $   (113,602)              (10,062)                $   100,000                10,000
Subscriptions                              15,117,447             1,341,584                          75                     8
Reinvestment of distributions                     608                    62                          --                    --
Redemptions                                  (454,988)              (30,912)                         --                    --
                                         ------------            ----------                 -----------            ----------
Net increase                             $ 14,549,465             1,300,672                 $   100,075                10,008
                                         ============            ==========                 ===========            ==========
INSTITUTIONAL CLASS:
Seed money subscriptions
  (redemptions)                          $   (113,844)              (10,039)                $   100,000                10,000
Subscriptions                               4,360,446               404,250                          75                     8
Reinvestment of distributions                     527                    54                          --                    --
Redemptions                                  (923,323)              (70,857)                         --                    --
                                         ------------            ----------                 -----------            ----------
Net increase                             $  3,323,806               323,408                 $   100,075                10,008
                                         ============            ==========                 ===========            ==========
RETAIL CLASS:
Seed money subscriptions
  (redemptions)                          $(11,311,423)             (985,423)                $ 9,800,000               980,000
Subscriptions                               6,764,962               645,657                          50                     5
Reinvestment of distributions                  66,254                 6,804                          --                    --
Exchanges                                   4,390,626               405,620                          --                    --
Redemptions                                (2,305,675)             (260,851)                         --                    --
                                         ------------            ----------                 -----------            ----------
Net increase (decrease)                  $ (2,395,256)             (188,193)                $ 9,800,050               980,005
                                         ============            ==========                 ===========            ==========

                                                                        SMALL-CAP EQUITY FUND
                                         ------------------------------------------------------------------------------------
                                                                                             FOR THE PERIOD SEPTEMBER 4, 2002
                                                 FOR THE YEAR ENDED                            (COMMENCEMENT OF OPERATIONS)
                                                 SEPTEMBER 30, 2003                                TO SEPTEMBER 30, 2002
                                         ----------------------------------                 ---------------------------------
                                            AMOUNT                 SHARES                     AMOUNT                 SHARES
                                         ------------            ----------                 -----------            ----------
RETIREMENT CLASS:
Seed money subscriptions
  (redemptions)                          $   (119,245)              (10,037)                $   100,000                10,000
Subscriptions                              30,933,306             2,572,711                          75                     8
Reinvestment of distributions                     370                    37                          --                    --
Redemptions                                (3,362,631)             (272,269)                         --                    --
                                         ------------            ----------                 -----------            ----------
Net increase                             $ 27,451,800             2,290,442                 $   100,075                10,008
                                         ============            ==========                 ===========            ==========
INSTITUTIONAL CLASS:
Seed money subscriptions
  (redemptions)                            $ (119,593)              (10,025)                $   100,000                10,000
Subscriptions                              19,250,389             1,742,676                          75                     8
Reinvestment of distributions                   2,154                   218                          --                    --
Redemptions                                (3,118,371)             (268,465)                         --                    --
                                         ------------            ----------                 -----------            ----------
Net increase                             $ 16,014,579             1,464,404                 $   100,075                10,008
                                         ============            ==========                 ===========            ==========
RETAIL CLASS:
Seed money subscriptions
  (redemptions)                          $(24,933,917)           (1,987,900)                $19,800,000             1,980,000
Subscriptions                               8,430,302               746,781                          50                     5
Reinvestment of distributions                  89,191                 9,060                          --                    --
Exchanges                                  18,414,161             1,665,247                          --                    --
Redemptions                                (1,687,974)             (186,551)                         --                    --
                                         ------------            ----------                 -----------            ----------
Net increase                             $    311,763               246,637                 $19,800,050             1,980,005
                                         ============            ==========                 ===========            ==========


2003 ANNUAL REPORT  Retirement Class o  TIAA-CREF Institutional Mutual Funds  89

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS
--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS--(CONTINUED)

NOTE 5. SHAREHOLDER TRANSACTIONS (CONTINUED)

                                                                         S&P 500 INDEX FUND
                                         ------------------------------------------------------------------------------------
                                                                                             FOR THE PERIOD SEPTEMBER 4, 2002
                                                 FOR THE YEAR ENDED                            (COMMENCEMENT OF OPERATIONS)
                                                 SEPTEMBER 30, 2003                                TO SEPTEMBER 30, 2002
                                         ----------------------------------                 ---------------------------------
                                            AMOUNT                 SHARES                      AMOUNT                SHARES
                                         ------------            ----------                 -----------            ----------
RETIREMENT CLASS:
Seed money subscriptions
  (redemptions)                          $   (113,443)              (10,048)                $   100,000                10,000
Subscriptions                              14,216,880             1,298,977                          75                     8
Reinvestment of distributions                     481                    48                          --                    --
Redemptions                                (1,864,361)             (178,940)                         --                    --
                                         ------------            ----------                 -----------            ----------
Net increase                             $ 12,239,557             1,110,037                 $   100,075                10,008
                                         ============            ==========                 ===========            ==========
INSTITUTIONAL CLASS:
Seed money subscriptions
  (redemptions)                          $(24,992,000)           (2,174,495)                $44,900,000             4,490,000
Subscriptions                               1,153,412             4,670,172                          75                     8
Reinvestment of distributions                 228,539                22,831                          --                    --
Redemptions                                (2,895,831)             (276,284)                         --                    --
                                         ------------            ----------                 -----------            ----------
Net increase                             $ 23,494,120             2,242,224                 $44,900,075             4,490,008
                                         ============            ==========                 ===========            ==========

                                                                     REAL ESTATE SECURITIES FUND
                                         ------------------------------------------------------------------------------------
                                                                                             FOR THE PERIOD SEPTEMBER 4, 2002
                                                 FOR THE YEAR ENDED                            (COMMENCEMENT OF OPERATIONS)
                                                 SEPTEMBER 30, 2003                                TO SEPTEMBER 30, 2002
                                         ----------------------------------                 ---------------------------------
                                            AMOUNT                 SHARES                      AMOUNT                SHARES
                                         ------------            ----------                 -----------            ----------
RETIREMENT CLASS:
Seed money subscriptions
  (redemptions)                          $         --                    --                 $   100,000                10,000
Subscriptions                              14,519,010             1,264,727                          75                     8
Reinvestment of distributions                 124,776                10,422                          --                    --
Redemptions                                (1,618,789)             (139,655)                         --                    --
                                         ------------            ----------                 -----------            ----------
Net increase                             $ 13,024,997             1,135,494                 $   100,075                10,008
                                         ============            ==========                 ===========            ==========
INSTITUTIONAL CLASS:
Seed money subscriptions
  (redemptions)                          $         --                    --                 $   100,000                10,000
Subscriptions                              69,213,255             6,480,028                          75                     8
Reinvestment of distributions               1,480,117               128,275                          --                    --
Exchanges                                  16,645,695             1,717,772                          --                    --
Redemptions                                (3,039,819)             (271,097)                         --                    --
                                         ------------            ----------                 -----------            ----------
Net increase                             $ 84,299,248             8,054,978                 $   100,075                10,008
                                         ============            ==========                 ===========            ==========
RETAIL CLASS:
Seed money subscriptions
  (redemptions)                          $ (5,000,000)             (428,816)                $19,800,000             1,980,000
Subscriptions                              18,825,800             1,697,560                          50                     5
Reinvestment of distributions               1,366,555               124,851                          --                    --
Exchanges                                  11,336,676             1,047,509                          --                    --
Redemptions                                (1,199,919)             (115,856)                         --                    --
                                         ------------            ----------                 -----------            ----------
Net increase                             $ 25,329,112             2,325,248                 $19,800,050             1,980,005
                                         ============            ==========                 ===========            ==========


90  TIAA-CREF Institutional Mutual Funds o Retirement Class  2003 ANNUAL REPORT

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS
--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS--(CONTINUED)

NOTE 5. SHAREHOLDER TRANSACTIONS (CONCLUDED)

                                                                      SOCIAL CHOICE EQUITY FUND
                                         ------------------------------------------------------------------------------------
                                            FOR THE PERIOD OCTOBER 1, 2002
                                            (COMMENCEMENT OF OPERATIONS) TO
                                                  SEPTEMBER 30, 2003
                                          ---------------------------------
                                             AMOUNT                SHARES
                                          -----------            ----------
RETIREMENT CLASS:
Seed money subscriptions                   $  100,000                15,601
Seed money redemptions                       (123,539)              (15,658)
Subscriptions                               9,411,256             1,186,334
Reinvestment of distributions                     395                    57
Redemptions                                  (664,745)              (70,715)
                                          -----------            ----------
Net increase                              $ 8,723,367             1,115,619
                                          ===========            ==========

                                                                  FOR THE YEARS ENDED SEPTEMBER 30,
                                         ------------------------------------------------------------------------------------
                                                       2003                                              2002
                                         ----------------------------------                 ---------------------------------
                                            AMOUNT                 SHARES                      AMOUNT                SHARES
                                         ------------            ----------                 -----------            ----------
INSTITUTIONAL CLASS:
Seed money subscriptions
  (redemptions)                          $(17,000,661)           (2,145,468)                $        --                    --
Subscriptions                              23,350,327             3,226,023                  19,393,007             2,397,290
Reinvestment of distributions                 437,624                64,168                     305,166                34,599
Redemptions                                (2,893,066)             (409,783)                   (587,730)              (78,732)
                                         ------------            ----------                 -----------            ----------
Net increase                             $  3,894,224               734,940                 $19,110,443             2,353,157
                                         ============            ==========                 ===========            ==========

NOTE 6. DISTRIBUTIONS TO SHAREHOLDERS

The tax character of distributions paid to shareholders during the periods ended September 30, 2003 and 2002 were as follows:

                                                          2003                                               2002
                                   --------------------------------------------       --------------------------------------------
                                    ORDINARY           LONG-TERM                       ORDINARY           LONG-TERM
                                     INCOME          CAPITAL GAIN       TOTAL           INCOME           CAPITAL GAIN      TOTAL
                                   ----------        ------------    ----------       ----------         ------------  -----------
Growth & Income Fund               $6,788,284          $    --       $6,788,284       $4,013,504              $--      $ 4,013,504
International Equity Fund           3,988,594               --        3,988,594        1,497,783               --        1,497,783
Large-Cap Value Fund                  128,605               --          128,605               --               --               --
Mid-Cap Growth Fund                     1,799               --            1,799               --               --               --
Mid-Cap Value Fund                     70,156               --           70,156               --               --               --
Small-Cap Equity Fund                  94,642               --           94,642               --               --               --
S&P 500 Index Fund                    279,508              241          279,749               --               --               --
Real Estate Securities Fund         3,479,173           10,196        3,489,369           42,940               --           42,940
Social Choice Equity Fund             554,465               --          554,465          329,372               --          329,372

As of September 30, 2003, the components of accumulated earnings on a tax basis were as follows:

                                                      UNDISTRIBUTED               UNDISTRIBUTED              UNREALIZED
                                                        ORDINARY                    LONG-TERM               APPRECIATION
                                                         INCOME                   CAPITAL GAIN             (DEPRECIATION)
                                                      -------------               -------------            --------------
Growth & Income Fund                                   $   280,497                        --               $  2,242,110
International Equity Fund                                6,287,316                        --                 15,564,412
Large-Cap Value Fund                                     5,241,465                    53,437                  8,148,393
Mid-Cap Growth Fund                                      2,127,404                   247,925                  4,191,191
Mid-Cap Value Fund                                       1,881,255                       485                  1,801,351
Small-Cap Equity Fund                                    6,506,997                   319,818                  5,271,399
S&P 500 Index Fund                                         895,708                        --                  8,844,617
Real Estate Securities Fund                             14,659,630                    15,045                  8,863,855
Social Choice Equity Fund                                  639,695                        --                 (5,396,496)

The difference between book basis and tax basis unrealized appreciation and depreciation is attributable primarily to the tax deferral of losses on wash sales and the realization, for tax purposes, of unrealized gains on investments in passive foreign investment companies.


2003 ANNUAL REPORT  Retirement Class o  TIAA-CREF Institutional Mutual Funds  91

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS
--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS--(CONCLUDED)

NOTE 7. LINE OF CREDIT

Each of the Funds, except the Real Estate Securities Fund, participate in a $2.25 billion unsecured revolving credit facility to be used for temporary purposes including the funding of shareholder redemptions. Certain affiliated accounts and mutual funds, each of which is managed by Advisors, or an affiliate of Advisors, also participate in this facility. An annual commitment fee for the credit facility is borne by the participating accounts and mutual funds. Interest associated with any borrowing under the facility is charged to the borrowing accounts and mutual funds at rates which are based on the Federal Funds Rate in effect during the time of the borrowing. For the year ended September 30, 2003, there were no borrowings under this credit facility by the Funds.


92  TIAA-CREF Institutional Mutual Funds o Retirement Class  2003 ANNUAL REPORT

--------------------------------------------------------------------------------

                         REPORT OF INDEPENDENT AUDITORS

To the Shareholders and Board of Trustees of TIAA-CREF Institutional Mutual Funds:

We have audited the accompanying statements of assets and liabilities, including the statements of investments, of the Growth & Income, International Equity, Large-Cap Value, Mid-Cap Growth, Mid-Cap Value, Small-Cap Equity, S&P 500 Index, Real Estate Securities and Social Choice Equity Funds (nine of the funds comprising TIAA-CREF Institutional Mutual Funds), as of September 30, 2003, and the related statements of operations and cash flows for the year then ended, the statements of changes in net assets for each of the two years in the period then ended and financial highlights for each of the periods indicated therein. These financial statements and financial highlights are the responsibility of the Funds' management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights. Our procedures included confirmation of securities owned as of September 30, 2003 by correspondence with the custodians and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of each of the respective Funds referred to above at September 30, 2003, the results of their operations and cash flows for the year then ended, the changes in their net assets for each of the two years in the period then ended and the financial highlights for each of the indicated periods, in conformity with accounting principles generally accepted in the United States.


                                                /s/ Ernest & Young LLP

New York, New York
November 13, 2003


2003 ANNUAL REPORT  Retirement Class o  TIAA-CREF Institutional Mutual Funds  93

TRUSTEES AND OFFICERS--DISINTERESTED TRUSTEES

------------------------------------------------------------------------------------------------------------------------------------
NAME, ADDRESS AND AGE             POSITION(S) HELD          TERM OF OFFICE AND             PRINCIPAL OCCUPATION(S)
                                  WITH THE FUNDS            LENGTH OF TIME SERVED          DURING PAST 5 YEARS



------------------------------------------------------------------------------------------------------------------------------------
WILLARD T. CARLETON               Trustee                   Indefinite term.               Donald R. Diamond Professor of Finance
Department of Finance                                       TCIMF Trustee since 2000.      Emeritus, University of Arizona, College
and Real Estate                                                                            of Business and Public Administration.
College of Business and                                                                    Formerly, Donald R. Diamond Professor of
Public Administration                                                                      Finance, University of Arizona, 1999 -
University of Arizona                                                                      2001, and Karl L. Eller Professor of
ALL CORRESPONDENCE TO:                                                                     Finance, University of Arizona, 1984 -
4915 Camino Antonio                                                                        1999. Trustee of TIAA, 1984 - 2003.
Tucson, AZ 85718-6005
Age: 69
------------------------------------------------------------------------------------------------------------------------------------
MARTIN J. GRUBER                  Trustee                   Indefinite term.               Nomura Professor of Finance, New York
New York University                                         TCIMF Trustee since 2000.      University, Stern School of Business.
Stern School of Business                                                                   Formerly, Chairman, Department of
Henry Kaufman Management                                                                   Finance, New York University, Stern
Education Center                                                                           School of Business, and Trustee of TIAA,
44 West 4th Street, Suite 988                                                              1996 - 2000.
New York, NY 10012
Age: 66
------------------------------------------------------------------------------------------------------------------------------------
NANCY L. JACOB                    Trustee                   Indefinite term.               President and Managing Principal,
Windermere Investment Associates                            TCIMF Trustee since 1999       Windermere Investment Associates.
121 S.W. Morrison Street                                                                   Formerly, Chairman and Chief Executive
Suite 925                                                                                  Officer, CTC Consulting, Inc., and
Portland, OR 97204                                                                         Executive Vice President, U.S. Trust of
Age: 60                                                                                    the Pacific Northwest.
------------------------------------------------------------------------------------------------------------------------------------
BEVIS LONGSTRETH                  Trustee                   Indefinite term.               Retired Partner, Debevoise & Plimpton.
Debevoise & Plimpton                                        TCIMF Trustee since 1999       Formerly, Partner and Of Counsel,
919 Third Avenue                                                                           Debevoise & Plimpton, Adjunct Professor
New York, NY 10022-6225                                                                    at Columbia University School of Law and
Age: 69                                                                                    Commissioner of the U.S. Securities and
                                                                                           Exchange Commission.
------------------------------------------------------------------------------------------------------------------------------------
STEPHEN A. ROSS                   Trustee                   Indefinite term.               Franco Modigliani Professor of Finance
Sloan School of Management                                  TCIMF Trustee since 1999       and Economics, Sloan School of
Massachusetts Institute                                                                    Management, Massachusetts Institute of
of Technology                                                                              Technology, Co-Chairman, Roll & Ross
77 Massachusetts Avenue                                                                    Asset Management Corp. Formerly,
Cambridge, MA 02139                                                                        Sterling Professor of Economics and
Age: 59                                                                                    Finance, Yale School of Management, Yale
                                                                                           University.
------------------------------------------------------------------------------------------------------------------------------------
MACEO K. SLOAN                    Trustee                   Indefinite term.               Chairman, President and Chief Executive
NCM Capital Management                                      TCIMF Trustee since 1999.      Officer, Sloan Financial Group, Inc.,
Group, Inc.                                                                                and Chairman and Chief Executive
103 West Main Street, Suite 400                                                            Officer, NCM Capital Management Group,
Durham, NC 27701-3638                                                                      Inc., since 1991.
Age: 54
------------------------------------------------------------------------------------------------------------------------------------
ROBERT W. VISHNY                  Trustee                   Indefinite term.               Eric J. Gleacher Distinguished Service
University of Chicago                                       TCIMF Trustee since 1999       Professor of Finance, University of
Graduate School of Business                                                                Chicago, Graduate School of Business.
1101 East 58th Street                                                                      Founding Partner, LSV Asset Management.
Chicago, IL 60637
Age: 44

-----------------------------------------------------------------------------------
NAME, ADDRESS AND AGE             NUMBER OF         OTHER DIRECTORSHIPS
                                  PORTFOLIOS IN     HELD BY TRUSTEES
                                  FUND COMPLEX
                                  OVERSEEN BY
                                  TRUSTEE
-----------------------------------------------------------------------------------
WILLARD T. CARLETON                    53           None
Department of Finance
and Real Estate
College of Business and
Public Administration
University of Arizona
ALL CORRESPONDENCE TO:
4915 Camino Antonio
Tucson, AZ 85718-6005
Age: 69
-----------------------------------------------------------------------------------
MARTIN J. GRUBER                       53           Director, The Scudder
New York University                                 Investments New York
Stern School of Business                            Board, Japan Equity Fund,
Henry Kaufman Management                            Inc., Singapore Equity Fund,
Education Center                                    Inc. and the Thai Equity
44 West 4th Street, Suite 988                       Fund, Inc.
New York, NY 10012
Age: 66
-----------------------------------------------------------------------------------
NANCY L. JACOB                         53           None
Windermere Investment Associates
121 S.W. Morrison Street
Suite 925
Portland, OR 97204
Age: 60
-----------------------------------------------------------------------------------
BEVIS LONGSTRETH                       53           Member of the Board of
Debevoise & Plimpton                                Directors of AMVESCAP, PLC
919 Third Avenue                                    and Chairman of the
New York, NY 10022-6225                             Finance Committee of the
Age: 69                                             Rockefeller Family Fund

-----------------------------------------------------------------------------------
STEPHEN A. ROSS                        53           Director, Freddie Mac;
Sloan School of Management                          Co-Chairman, Roll & Ross
Massachusetts Institute                             Asset Management Corp.;
of Technology                                       and Principal, IV Capital, Ltd.
77 Massachusetts Avenue
Cambridge, MA 02139
Age: 59

-----------------------------------------------------------------------------------
MACEO K. SLOAN                         53           Director, SCANA Corporation
NCM Capital Management                              and M&F Bancorp, Inc.
Group, Inc.
103 West Main Street, Suite 400
Durham, NC 27701-3638
Age: 54
-----------------------------------------------------------------------------------
ROBERT W. VISHNY                       53           None
University of Chicago
Graduate School of Business
1101 East 58th Street
Chicago, IL 60637
Age: 44

INTERESTED TRUSTEES AND OFFICERS

------------------------------------------------------------------------------------------------------------------------------------
NAME, ADDRESS AND AGE             POSITION(S) HELD          TERM OF OFFICE AND             PRINCIPAL OCCUPATION(S)
                                  WITH THE FUNDS            LENGTH OF TIME SERVED          DURING PAST 5 YEARS



------------------------------------------------------------------------------------------------------------------------------------
MARTIN L. LEIBOWITZ*(1)           Trustee, Chairman and     Indefinite term as Trustee.    Chairman and Chief Investment Officer of
TIAA-CREF                         Chief Investment Officer  TCIMF Trustee since 1999.      CREF, TIAA-CREF Mutual Funds, TIAA-CREF
730 Third Avenue                                            Chairman and Chief Investment  Institutional Mutual Funds, TIAA-CREF
New York, NY 10017-3206                                     Officer since 2002.            Life Funds and TIAA Separate Account
Age: 67                                                     Indefinite term as officer.    VA-1 (these funds are collectively
                                                                                           referred to as the "TIAA-CREF Funds").
                                                                                           Vice Chairman and Chief Investment
                                                                                           Officer of TIAA. Member of Board of
                                                                                           Managers and President of TIAA-CREF
                                                                                           Investment Management, LLC ("Investment
                                                                                           Management"). Director and President of
                                                                                           Teachers Advisors, Inc. ("Advisors").
                                                                                           Director of TIAA-CREF Life Insurance
                                                                                           Company ("TIAA-CREF Life").
------------------------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------
NAME, ADDRESS AND AGE             NUMBER OF         OTHER DIRECTORSHIPS
                                  PORTFOLIOS IN     HELD BY TRUSTEES
                                  FUND COMPLEX
                                  OVERSEEN BY
                                  TRUSTEE
-----------------------------------------------------------------------------------
MARTIN L. LEIBOWITZ*(1)                53           Director, Freddie Mac
TIAA-CREF
730 Third Avenue
New York, NY 10017-3206
Age: 67









-----------------------------------------------------------------------------------

94  TIAA-CREF Institutional Mutual Funds o Retirement Class  2003 ANNUAL REPORT

------------------------------------------------------------------------------------------------------------------------------------
NAME, ADDRESS AND AGE             POSITION(S) HELD          TERM OF OFFICE AND             PRINCIPAL OCCUPATION(S)
                                  WITH THE FUNDS            LENGTH OF TIME SERVED          DURING PAST 5 YEARS



------------------------------------------------------------------------------------------------------------------------------------
HERBERT M. ALLISON, JR.(1)        President and             Indefinite term.               Chairman, President and Chief Executive
TIAA-CREF                         Chief Executive Officer   President and Chief Executive  Officer of TIAA. President and Chief
730 Third Avenue                                            Officer for TCIMF since 2002.  Executive Officer of the TIAA-CREF
New York, NY 10017-3206                                                                    Funds. Formerly, President and Chief
Age: 60                                                                                    Executive Officer of Alliance for
                                                                                           LifeLong Learning, Inc., 2000 - 2002.
                                                                                           President, Chief Operating Officer and
                                                                                           Member of the Board of Directors of
                                                                                           Merrill Lynch & Co., Inc., 1997 - 1999.
------------------------------------------------------------------------------------------------------------------------------------
RICHARD J. ADAMSKI(1)             Vice President            Indefinite term.               Vice President and Treasurer of TIAA and
TIAA-CREF                         and Treasurer             Vice President and Treasurer   the TIAA-CREF Funds. Vice President and
730 Third Avenue                                            for TCIMF since 1999.          Treasurer of TIAA-CREF Investment
New York, NY 10017-3206                                                                    Management, LLC ("Investment
Age: 62                                                                                    Management"), TIAA-CREF Individual and
                                                                                           Institutional Services, Inc.
                                                                                           ("Services"), Teachers Personal
                                                                                           Investors Services, Inc. ("TPIS"),
                                                                                           Teachers Advisors, Inc. ("Advisors"),
                                                                                           TIAA-CREF Life Insurance Company
                                                                                           ("TIAA-CREF Life"), and TIAA-CREF
                                                                                           Tuition Financing, Inc. ("Tuition
                                                                                           Financing").
------------------------------------------------------------------------------------------------------------------------------------
SCOTT C. EVANS(1)                 Executive Vice President  Indefinite term.               Executive Vice President of TIAA and the
TIAA-CREF                                                   Executive Vice President for   TIAA-CREF Funds. Executive Vice
730 Third Avenue                                            TCIMF since 1999.              President of Investment Management and
New York, NY 10017-3206                                                                    Advisors and Director of TIAA-CREF Life.
Age: 44
------------------------------------------------------------------------------------------------------------------------------------
I. STEVEN GOLDSTEIN(1)            Executive Vice President  Indefinite term.               Executive Vice President, Public
TIAA-CREF                                                   Executive Vice President for   Affairs, of TIAA and the TIAA-CREF
730 Third Avenue                                            TCIMF since 2003.              Funds. Formerly, advisor for McKinsey &
New York, NY 10017-3206                                                                    Company, 2003; Vice President and Chief
Age: 51                                                                                    Communications Offcer for Dow Jones &
                                                                                           Co. and The Wall Street Journal, 2001 -
                                                                                           2003; and Senior Vice President and
                                                                                           Chief Communications Officer for
                                                                                           Insurance Information Institute, 1993 -
                                                                                           2001.
------------------------------------------------------------------------------------------------------------------------------------
E. LAVERNE JONES(1)               Vice President and        Indefinite term.               Vice President and Corporate Secretary
TIAA-CREF                         Corporate Secretary       Vice President and Corporate   of TIAA and the TIAA-CREF Funds.
730 Third Avenue                                            Secretary for TCIMF
New York, NY 10017-3206                                     since 1999.
Age: 54
------------------------------------------------------------------------------------------------------------------------------------
SUSAN S. KOZIK(1)                 Executive Vice President  Indefinite term.               Executive Vice President and Chief
TIAA-CREF                                                   Executive Vice President for   Technology Officer of TIAA and the
730 Third Avenue                                            TCIMF since 2003.              TIAA-CREF Funds. Formerly, Vice
New York, NY 10017-3206                                                                    President of IT Operations and Services,
Age: 46                                                                                    Lucent Technologies, 2000 - 2003; and
                                                                                           Senior Vice President and Chief
                                                                                           Technology Officer, Penn Mutual Life
                                                                                           Insurance Company, 1997 - 2000.
------------------------------------------------------------------------------------------------------------------------------------
GEORGE W. MADISON(1)              Executive Vice President  Indefinite term.               Executive Vice President and General
TIAA-CREF                                                   Executive Vice President for   Counsel of TIAA and the TIAA-CREF Funds.
730 Third Avenue                                            TCIMF since 2003.              Formerly, Executive Vice President,
New York, NY 10017-3206                                                                    Corporate Secretary, and General Counsel
Age: 49                                                                                    of Comerica Incorporated.
------------------------------------------------------------------------------------------------------------------------------------
ERWIN W. MARTENS(1)               Executive Vice President  Indefinite term.               Executive Vice President, Risk
TIAA-CREF                                                   Executive Vice President for   Management, of TIAA and the TIAA-CREF
730 Third Avenue                                            TCIMF since 2003.              Funds. Formerly, Managing Director and
New York, NY 10017-3206                                                                    Chief Risk Officer, Putnam Investments,
Age: 47                                                                                    1999-2003; and Head and Deputy Head of
                                                                                           Global Market Risk Management, 1997 -
                                                                                           1999.
------------------------------------------------------------------------------------------------------------------------------------
ELIZABETH A. MONRAD(1)            Executive Vice President  Indefinite term.               Executive Vice President and Chief
TIAA-CREF                                                   Executive Vice President for   Financial Officer of TIAA and the
730 Third Avenue                                            TCIMF since 2003.              TIAA-CREF Funds. Formerly, Chief
New York, NY 10017-3206                                                                    Financial Officer and Senior Vice
Age: 48                                                                                    President of GeneralCologne Re
                                                                                           (2000-2003), Vice President, Corporate
                                                                                           Controller, Corporate Treasurer and
                                                                                           Chief Financial Officer of its North
                                                                                           American Reinsurance Operations
                                                                                           (1997-2000).
------------------------------------------------------------------------------------------------------------------------------------

-------------------------------------------------------------------------------------
NAME, ADDRESS AND AGE             NUMBER OF           OTHER DIRECTORSHIPS
                                  PORTFOLIOS IN       HELD BY TRUSTEES
                                  FUND COMPLEX
                                  OVERSEEN BY
                                  TRUSTEE
-------------------------------------------------------------------------------------
HERBERT M. ALLISON, JR.(1)               N/A          Member of the Board of
TIAA-CREF                                             Directors of the New York
730 Third Avenue                                      Stock Exchange
New York, NY 10017-3206
Age: 60




-------------------------------------------------------------------------------------
RICHARD J. ADAMSKI(1)                    N/A          N/A
TIAA-CREF
730 Third Avenue
New York, NY 10017-3206
Age: 62








-------------------------------------------------------------------------------------
SCOTT C. EVANS(1)                        N/A          N/A
TIAA-CREF
730 Third Avenue
New York, NY 10017-3206
Age: 44
-------------------------------------------------------------------------------------
I. STEVEN GOLDSTEIN(1)                   N/A          N/A
TIAA-CREF
730 Third Avenue
New York, NY 10017-3206
Age: 51





-------------------------------------------------------------------------------------
E. LAVERNE JONES(1)                      N/A          N/A
TIAA-CREF
730 Third Avenue
New York, NY 10017-3206
Age: 54
-------------------------------------------------------------------------------------
SUSAN S. KOZIK(1)                        N/A          N/A
TIAA-CREF
730 Third Avenue
New York, NY 10017-3206
Age: 46



-------------------------------------------------------------------------------------
GEORGE W. MADISON(1)                     N/A          N/A
TIAA-CREF
730 Third Avenue
New York, NY 10017-3206
Age: 49
-------------------------------------------------------------------------------------
ERWIN W. MARTENS(1)                      N/A          N/A
TIAA-CREF
730 Third Avenue
New York, NY 10017-3206
Age: 47


-------------------------------------------------------------------------------------
ELIZABETH A. MONRAD(1)                   N/A          N/A
TIAA-CREF
730 Third Avenue
New York, NY 10017-3206
Age: 48





-------------------------------------------------------------------------------------


2003 ANNUAL REPORT  Retirement Class o  TIAA-CREF Institutional Mutual Funds  95

TRUSTEES AND OFFICERS--INTERESTED TRUSTEES AND OFFICERS

------------------------------------------------------------------------------------------------------------------------------------
NAME, ADDRESS AND AGE             POSITION(S) HELD          TERM OF OFFICE AND             PRINCIPAL OCCUPATION(S)
                                  WITH THE FUNDS            LENGTH OF TIME SERVED          DURING PAST 5 YEARS



------------------------------------------------------------------------------------------------------------------------------------
FRANCES NOLAN(1)                  Executive Vice President  Indefinite term.               Executive Vice President, Client
TIAA-CREF                                                   Executive Vice President for   Services, of TIAA and the TIAA-CREF
730 Third Avenue                                            TCIMF since 2000.              Funds. Formerly, Vice President,
New York, NY 10017-3206                                                                    Retirement Services, CREF and TIAA.
Age: 46
------------------------------------------------------------------------------------------------------------------------------------
DERMOT J. O'BRIEN(1)              Executive Vice President  Indefinite term.               Executive Vice President, Human
TIAA-CREF                                                   Executive Vice President for   Resources, of TIAA and the TIAA-CREF
730 Third Avenue                                            TCIMF since 2003.              Funds. Formerly, First Vice President
New York, NY 10017-3206                                                                    and head of Human Resources,
Age: 37                                                                                    International Private Client Division,
                                                                                           Merrill Lynch & Co., 1999-Feb. 2003; and
                                                                                           Vice President and Head of Human
                                                                                           Resources-Japan Morgan Stanley, 1998 -
                                                                                           1999.
------------------------------------------------------------------------------------------------------------------------------------
BERTRAM L. SCOTT(1)               Executive Vice President  Indefinite term.               Executive Vice President, Product
TIAA-CREF                                                   Executive Vice President for   Management, of TIAA and the TIAA-CREF
730 Third Avenue                                            TCIMF since 2000.              Funds. Chairman of the Board, President
New York, NY 10017-3206                                                                    and Chief Executive Officer of TIAA-CREF
Age: 52                                                                                    Life. Formerly, President and Chief
                                                                                           Executive Officer, Horizon Mercy.
------------------------------------------------------------------------------------------------------------------------------------
JOHN A. SOMERS(1)                 Executive Vice President  Indefinite term.               Executive Vice President of TIAA and the
TIAA-CREF                                                   Executive Vice President for   TIAA-CREF Funds. Executive Vice
730 Third Avenue                                            TCIMF since 1999               President of Investment Management and
New York, NY 10017-3206                                                                    Advisors and Director of TIAA-CREF Life.
Age: 59
------------------------------------------------------------------------------------------------------------------------------------

-------------------------------------------------------------------------------------
NAME, ADDRESS AND AGE             NUMBER OF           OTHER DIRECTORSHIPS
                                  PORTFOLIOS IN       HELD BY TRUSTEES
                                  FUND COMPLEX
                                  OVERSEEN BY
                                  TRUSTEE
-------------------------------------------------------------------------------------
FRANCES NOLAN(1)                         N/A          N/A
TIAA-CREF
730 Third Avenue
New York, NY 10017-3206
Age: 46
-------------------------------------------------------------------------------------
DERMOT J. O'BRIEN(1)                     N/A          N/A
TIAA-CREF
730 Third Avenue
New York, NY 10017-3206
Age: 37




-------------------------------------------------------------------------------------
BERTRAM L. SCOTT(1)                      N/A          N/A
TIAA-CREF
730 Third Avenue
New York, NY 10017-3206
Age: 52

-------------------------------------------------------------------------------------
JOHN A. SOMERS(1)                        N/A          N/A
TIAA-CREF
730 Third Avenue
New York, NY 10017-3206
Age: 59
-------------------------------------------------------------------------------------

(1) The following individuals are "interested persons" under the 1940 Act because they are officers of the Funds: Mses. Jones, Kozik, Monrad and Nolan; and Messrs. Adamski, Allison, Evans, Goldstein, Leibowitz, Madison, Martens, O'Brien, Scott and Somers.


96   TIAA-CREF Institutional Mutual Funds o Retirement Class  2003 ANNUAL REPORT

IMPORTANT TAX INFORMATION--(UNAUDITED)

The following TIAA-CREF Institutional Mutual Funds paid distributions which were designated as being from net long-term capital gains realized by the Funds during the year ended September 30, 2003:

                                                                         AMOUNT
                                                                        -------
Institutional S&P 500 Index Fund                                        $   241
Institutional Real Estate Securities Fund                                10,196

The following TIAA-CREF Institutional Mutual Funds paid distributions during the year ended September 30, 2003 from ordinary income that in whole or in part qualify for the corporate dividends received deduction. The percentages that qualify are noted below:

Institutional Growth & Income Fund                                       100.00%
Institutional Large-Cap Value Fund                                        30.00%
Institutional Mid-Cap Growth Fund                                         47.92%
Institutional Mid-Cap Value Fund                                          25.04%
Institutional Small-Cap Equity Fund                                        5.48%
Institutional S&P500 Index Fund                                           95.94%
Institutional Social Choice Equity Fund                                  100.00%

The Institutional International Equity Fund received income from foreign sources during the year ended September 30, 2003 of $7,257,672 ($0.16366 per share) and paid taxes to foreign countries during the year ended September 30, 2003 of $591,974 ($0.01335 per share).

For the fiscal year ended September 30, 2003, certain dividends paid by certain TIAA-CREF Institutional Mutual Funds may be subject to a maximum tax rate of 15%, as provided by the Jobs and Growth Tax Relief Reconciliation Act of 2003. Of the distributions paid during the fiscal year, the following represents the maximum amount that may be considered qualified dividend income:

FUND                                                                    AMOUNT
----                                                                    ------
Institutional Growth & Income Fund                                    $5,739,983

The information and distributions reported herein may differ from the information and distributions reported to shareholders for the calendar year ending December 31, 2003, which will be reported in conjunction with your 2003 Form 1099-DIV.

By early 2004, shareholders should receive their Form 1099-DIV and a tax information letter from the Funds. For your specific situation, we recommend that you consult a professional tax advisor.


2003 ANNUAL REPORT  Retirement Class o  TIAA-CREF Institutional Mutual Funds  97

PRODUCTS FROM THE
TIAA-CREF GROUP OF
COMPANIES

AVAILABLE TO EVERYONE:

o     Individual Retirement Accounts (Roth and Traditional)

o After-Tax Annuities offering fixed and variable annuity options for after-tax saving

o     Mutual Funds

o     Institutional Mutual Funds

o     Individual Life Insurance

o     Long-Term Care Insurance

o     Tuition Savings Programs

o     529 College Savings Plan

o     Coverdell Education Savings Accounts

o     Investment Management

o     Trust Services

AVAILABLE THROUGH ELIGIBLE EMPLOYERS:

o Retirement Annuities offering fixed and variable annuity options through an employer's retirement plan

o Supplemental Retirement Annuities for employer- sponsored 403(b), 457(b), and 401(k) plans

o     Keoghs for eligible self-employed individuals

TIAA-CREF Individual and Institutional Services, Inc., and Teachers Personal Investors Services, Inc., distribute securities products. This booklet must be accompanied or preceded by a prospectus. Read it carefully before you invest. For additional copies or for more complete information on securities products, please call 877 518-9161. For additional copies, please call the above number. Teachers Insurance and Annuity Association (TIAA), New York, NY, and TIAA-CREF Life Insurance Co., New York, NY, issue insurance and annuities. TIAA-CREF Trust Company, FSB, provides trust services. INVESTMENT PRODUCTS ARE NOT FDIC INSURED, MAY LOSE VALUE, AND ARE NOT BANK GUARANTEED.

(C)2003 Teachers Insurance and Annuity Association-College Retirement Equities Fund (TIAA-CREF), New York, NY 10017


TIAA-CREF SERVICES

[ART OMITTED] INTERNET ACCESS

Visit our World Wide Web site:

TIAA-CREF.ORG

Account performance, personal account information and transactions, product information, form and booklet requests.

--------------------------------------------------------------------------------

[ART OMITTED] AUTOMATED TELEPHONE SERVICE

800 842-2252

24 hours a day, 7 days a week

Account performance, personal account information and transactions, and product information.

--------------------------------------------------------------------------------

[ART OMITTED] PERSONAL ASSISTANCE

800 223-1200

8 a.m. to 10 p.m. ET, Monday - Friday

For questions about TIAA-CREF Mutual Funds, Personal Annuities, Long-Term Care and Life Insurance.

800 842-2776

8 a.m. to 10 p.m. ET, Monday - Friday
9 a.m. to 6 p.m. ET, Saturday

For questions about retirement saving and planning, quarterly and annual benefits reports, income payments and options and tax reports.

--------------------------------------------------------------------------------

[ART OMITTED] TIAA-CREF TRUST COMPANY, FSB

888 842-9001

8 a.m. to 5 p.m. CT, Monday - Friday

Asset management, trust administration, estate planning, planned giving and endowment management.

--------------------------------------------------------------------------------

[ART OMITTED] TIAA-CREF TUITION FINANCING, INC.

888 381-8283

8 a.m. to 11 p.m. ET, Monday - Friday

For information on tuition financing programs.

--------------------------------------------------------------------------------

[ART OMITTED] MUTUAL FUND INFORMATION ONLINE

TIAA-CREF

www.tiaa-cref.org/mfs/index.html

--------------------------------------------------------------------------------

[LOGO]                  730 Third Avenue
TIAA                    New York NY 10017-3206
CREF


(C)2003 Teachers Insurance and Annuity Association-College Retirement Equities Fund (TIAA-CREF), New York, NY 10017

                                                                    A30713-11/03
                                       [RECYCLED LOGO] Printed on recycled paper

September 30, 2003
                                                                        [LOGO]
                                                                        TIAA
                                                                        CREF

TIAA-CREF
Institutional Mutual Funds

Audited financial statements including statement of investments and information about those funds offering the Retail Class


                                    Annual Report    |    2003

                                     RETAIL CLASS    |    LARGE-CAP VALUE
                                                     |
                                                     |    MID-CAP GROWTH
                                                     |
                                                     |    MID-CAP VALUE
                                                     |
                                                     |    SMALL-CAP EQUITY
                                                     |
                                                     |    REAL ESTATE SECURITIES
                                                     |
                                                     |    INFLATION-LINKED BOND

Make this your last paper annual report!

Sign up for electronic delivery. Log on to TIAA-CREF.org/profile

Contents
--------------------------------------------------------------------------------

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS--RETAIL CLASS

      Large-Cap Value Fund Performance Report ...............................  2
      Mid-Cap Growth Fund Performance Report ................................  3
      Mid-Cap Value Fund Performance Report .................................  4
      Small-Cap Equity Fund Performance Report ..............................  5
      Real Estate Securities Fund Performance Report ........................  6
      Inflation-Linked Bond Fund Performance Report .........................  7

STATEMENT OF INVESTMENTS

      Large-Cap Value Fund ..................................................  8
      Mid-Cap Growth Fund ................................................... 11
      Mid-Cap Value Fund .................................................... 15
      Small-Cap Equity Fund ................................................. 18
      Real Estate Securities Fund ........................................... 33
      Inflation-Linked Bond Fund ............................................ 34

FINANCIAL STATEMENTS

      Report of Management Responsibility ................................... 35
      Report of the Audit Committee ......................................... 36
      Statements of Assets and Liabilities .................................. 37
      Statements of Operations .............................................. 38
      Statements of Cash Flows .............................................. 39
      Statements of Changes in Net Assets ................................... 40
      Financial Highlights .................................................. 42
      Notes to Financial Statements ......................................... 48
      Report of Independent Auditors ........................................ 55

TRUSTEES AND OFFICERS ....................................................... 56
IMPORTANT TAX INFORMATION ................................................... 59

PRODUCTS FROM THE
TIAA-CREF GROUP OF COMPANIES ................................. INSIDE BACK COVER

As with all mutual funds, investments in the TIAA-CREF Institutional Mutual Funds are not deposits of any bank and are neither insured nor guaranteed by the Federal Deposit Insurance Corporation or any other U.S. government agency. Due to market volatility, the current performance of the Institutional Mutual Funds may differ significantly from the funds' performance as reported herein.

(C)2003 Teachers Insurance and Annuity Association-College Retirement Equities Fund (TIAA-CREF), New York, NY 10017

--------------------------------------------------------------------------------

Since October 1, 2002, many of the TIAA-CREF Institutional Mutual Funds have had multiple share classes. Institutional Class shares are available to clients of the TIAA-CREF Trust Company, FSB, and serve as funding vehicles for the state-sponsored college savings programs administered by TIAA-CREF Tuition Financing, Inc. The funds' Retail Class shares are available to any U.S. resident. Retirement Class shares serve as an investment option of TIAA-CREF Investment Solutions(SM), a program available to certain TIAA-CREF pension plan participants. The nine funds with Retirement Class shares can be used with TIAA-CREF IRAs and Keoghs. For information about the availability of these funds, please call 800 842-2888 concerning Retirement Class shares and 800 223-1200 for Retail Class shares. For information about Institutional Class shares, call the TIAA-CREF Trust Company, FSB at 888 842-9001.

--------------------------------------------------------------------------------
The TIAA-CREF Institutional Mutual Funds are not promoted or sponsored by, or affiliated with, the Frank Russell Company. The Russell indexes are not mutual funds, and you cannot invest directly in them.
--------------------------------------------------------------------------------

From the Vice Chairman

[PHOTO OMITTED]

Martin L. Leibowitz

VICE CHAIRMAN AND
CHIEF INVESTMENT
OFFICER

This report contains the performance and financial statements for the TIAA-CREF Institutional Mutual Funds that offer Retail Class shares, for the 12-month period that ended September 30, 2003. The financial statements include information about other share classes that are not the subject of this report.

      These six funds were launched in October 2002, when the Retail share class was introduced. It was an opportune time because the new equity offerings were able to participate in the worldwide rise in stock prices during the last year. Among these new stock portfolios, returns in the Retail share class ranged from 26.47% for the Large-Cap Value Fund to 40.96% for the Mid-Cap Growth Fund. It is gratifying to see new funds perform so well, but the last year produced very extraordinary results, and the funds are likely to perform differently over time.

      The rising markets reflected perceptions that the economic recovery in the United States was strengthening and would contribute to greater global growth. Stocks were also helped by the fact that their prices had been beaten down during the bear market of the previous three years.

      As the fiscal year began in October 2002, the Russell 3000(R) Index, a broad measure of U.S. stocks, had declined nearly 31% over the previous three years. A stock market rally during the last quarter of 2002 had the Russell 3000 rebounding strongly with an 8.02% return. While part of that was erased by a 3.04% loss during the first quarter of 2003, the next three months produced the strongest quarterly performance by the Russell 3000 since 1998--a jump of 16.24%.

      Investors seemed encouraged by the prospect of a quick end to the conflict in Iraq, by federal tax cuts, and by the Federal Reserve's reduction of short-term interest rates. Momentum slowed in the summer, and a sell-off in September cost the index 1.09% in total return for the year, but the Russell 3000 ended the third quarter with an additional 3.43% gain.

      For the 12 months that ended September 30, 2003, the Russell index rose 25.92%--part of a worldwide advance that saw the Morgan Stanley World Index climb 25.40% for the period. Eleven of the twelve sectors of the Russell 3000 scored double-digit gains for the year; the sole exception being an 8% return in consumer staples. Technology, up 61.5%, led the way; the financial sector, the largest in terms of capitalization, returned 25.7%.

      Growth and value stocks both performed well: the Russell 3000 Growth Index rose 26.94%, while the Russell 3000 Value Index was up 24.89%. Among companies of different cap sizes, however, gains differed significantly: the small caps of the Russell 2000(R) Index climbed 36.50%, while the Russell Midcap(R) Index gained 32.63% and the predominantly large-cap Russell 1000(R) Index returned 25.14%.

      The five domestic equity funds reported on here had substantial gains during the period. The three funds using the Dual Investment Management Strategy(R) surpassed their benchmarks, as did the Small-Cap Equity Fund, which uses quantitative techniques. Real estate securities advanced in all four quarters of the last year, and the Real Estate Securities Fund outperformed its rising benchmark with a return of 30.66%.

      Expectations  of  quickening  economic  growth--along  with  the  end of a decline in interest rates--took their toll on the bond market. The Lehman Brothers Aggregate Bond Index, which includes corporate, government, and asset-backed issues, returned 5.41% for the year, down sharply from the 8.60% return for the previous 12 months. In a difficult bond market, the Inflation-Linked Bond Fund lagged its benchmark.

      Detailed descriptions of the funds' performance appear on the following pages.

      The stock market's recent double-digit returns have had an encouraging effect on investors. Evidence can be seen in the strong in-flows of capital into equity-based funds during the spring and summer. In all periods, however, we continue to believe that judicious diversification remains the best course for the future.


/s/ Martin L. Leibowitz
-----------------------
Martin L. Leibowitz
VICE CHAIRMAN AND
CHIEF INVESTMENT OFFICER

Large-Cap Value Fund            |    Retail

PORTFOLIO PROFILE

o     Invests  at least 80% of the  fund's  assets  in stocks of large  domestic
      companies  (as  defined  by  the  fund's   benchmark  index,  the  Russell
      1000(R)Value Index) that appear undervalued.

o Uses TIAA-CREF's Dual Investment Management Strategy(R), which integrates two equity management techniques:

      ACTIVE MANAGERS identify stocks they believe will offer superior returns and those that may detract from performance.

      QUANTITATIVE MANAGERS build a portfolio reflecting the overall risk and investment characteristics of the fund's benchmark. They also may try to outperform the fund's benchmark by buying more or less of certain stocks than index weightings based on proprietary scoring models.

o     May invest up to 20% of its assets in foreign investments.

PERFORMANCE FOR THE TWELVE MONTHS ENDED SEPTEMBER 30, 2003

The Large-Cap Value Fund returned 26.47% for the Retail Share Class. The fund's benchmark index, the Russell 1000 Value Index, returned 24.37%, compared with the 22.63% average return of similar funds, as measured by the Morningstar Large Value category.

      Value stocks as a group trailed growth stocks for the period. The Russell 3000(R) Value Index returned 24.89%, while its growth counterpart, the Russell 3000 Growth Index, gained 26.94%. These indexes are subsets of the Russell 3000, a broad measure of the domestic market. Among value stocks, large caps lagged both small caps and mid caps, as measured by the Russell indexes.

      The fund easily  outperformed  the benchmark index,  primarily  because of successful stock selection. Top performers included HMO Aetna; agricultural-supply giant Monsanto; Solectron, a provider of electronics manufacturing services; and Altria, the parent company of Philip Morris.

      Holdings with the largest negative effect on the fund's performance included conglomerate Textron, AT&T, and government-sponsored mortgage company Freddie Mac. The fund had larger weightings of these stocks than the benchmark, and they did not perform as anticipated. Several underweight positions including American International Group, an insurance company, also detracted from performance.

      As of  September  30,  2003,  the fund had net  assets  valued  at  $110.1 million.

INVESTMENT OBJECTIVE

The fund seeks a favorable long-term total return, mainly through capital appreciation, primarily from equity securities of large domestic companies.

--------------------------------------------------------------------------------
VALUE OF $10,000 INVESTED AT FUND'S 10/1/2002 INCEPTION

          [The following table is a line chart in the printed material]

                              Large-Cap Retail Fund                  Russell 1000 Value Index            Morningstar Large Value
9/30/2002                             10000                                    10000                               10000
10/31/2002                            10666                                    10741                               10654
11/30/2002                            11375                                    11417                               11333
12/31/2002                            10924                                    10922                               10810
1/31/2003                             10671                                    10657                               10531
2/28/2003                             10342                                    10373                               10252
3/31/2003                             10309                                    10390                               10253
4/30/2003                             11142                                    11305                               11100
5/31/2003                             11988                                    12035                               11823
6/30/2003                             12208                                    12185                               11971
7/31/2003                             12405                                    12367                               12131
8/31/2003                             12724                                    12559                               12367
9/30/2003                             12648                                    12437                               12232

--------------------------------------------------------------------------------
TEN LARGEST HOLDINGS AS OF 9/30/2003

---------------------------------------------------------------------------------------------------
                                                      SHARES          MARKET VALUE       PERCENT OF
COMPANY                                            (IN THOUSANDS)     (IN MILLIONS)      NET ASSETS
---------------------------------------------------------------------------------------------------
ExxonMobil Corp                                        150.1              $5.50             4.99
Citigroup, Inc                                         116.6               5.30             4.82
Altria Group, Inc                                      100.4               4.40             3.99
Wells Fargo & Co                                        55.0               2.83             2.57
Aetna, Inc                                              44.7               2.73             2.48
Bank of America Corp                                    34.0               2.65             2.41
IBM Corp                                                29.0               2.56             2.32
Travelers Property Casualty Corp                       156.3               2.48             2.25
SBC Communications, Inc                                111.4               2.48             2.25
Fannie Mae                                              35.0               2.46             2.23

--------------------------------------------------------------------------------
PERFORMANCE AT A GLANCE AS OF 9/30/2003

------------------------------------------------------------------------------------------------------------------------------------
                                      AVERAGE ANNUAL COMPOUND              CUMULATIVE RATES
                                      RATES OF TOTAL RETURN(1)            OF TOTAL RETURN(1)    ANNUAL EXPENSE CHARGE
                                      1 YEAR   SINCE INCEPTION        1 YEAR   SINCE INCEPTION    THROUGH 9/30/03(2)  INCEPTION DATE
------------------------------------------------------------------------------------------------------------------------------------
LARGE-CAP VALUE FUND(3)
  RETAIL CLASS                        26.47%       26.47%              26.47%       26.47%              0.44%            10/1/02
------------------------------------------------------------------------------------------------------------------------------------
Russell 1000 Value Index(4)           24.37        24.37               24.37        24.37                --                --
Morningstar Large Value category      22.63        22.63               22.63        22.63                --                --
------------------------------------------------------------------------------------------------------------------------------------

(1) Due to market volatility, recent performance of the fund may differ from the figures shown above. For the most current performance, visit the TIAA-CREF Web Center at www.tiaa-cref.org or call 800 842-2252. Returns for the fund reflect past performance. No assurance can be given that the fund will achieve similar performance returns in the future. Future returns will fluctuate, as will the value of investment principal. The shares you own may be worth more or less than their original value upon redemption.
(2) The expense ratio and performance return of the fund reflect a voluntary reimbursement of various other expenses by the fund's advisor.
(3) There are special risks associated with investments in foreign securities, including erratic market conditions, economic and political instability, and fluctuations in currency exchange rates.
(4) Russell 1000 and Russell 3000 are trademarks and service marks of the Frank Russell Company.


2    TIAA-CREF Institutional Mutual Funds o Retail Class  2003 Annual Report

Mid-Cap Growth Fund             |    Retail

PORTFOLIO PROFILE

o Invests at least 80% of the fund's assets in stocks of medium-sized domestic companies (as defined by the fund's benchmark index, the Russell Midcap(R)Growth Index) that present the opportunity for growth.

o Uses TIAA-CREF's Dual Investment Management Strategy(R), which integrates two equity management techniques:

      ACTIVE MANAGERS identify stocks they believe will offer superior returns and those that may detract from performance.

      QUANTITATIVE MANAGERS build a portfolio reflecting the overall risk and investment characteristics of the fund's benchmark. They also may try to outperform the fund's benchmark by buying more or less of certain stocks than index weightings based on proprietary scoring models.

o     May invest up to 20% of its assets in foreign investments.

PERFORMANCE FOR THE TWELVE MONTHS ENDED SEPTEMBER 30, 2003

The Mid-Cap Growth Fund returned 40.96% for the Retail Share Class. The fund's benchmark, the Russell Midcap Growth Index, returned 38.89% for the period, and the average return of similar funds was 27.78%, as measured by the Morningstar Mid Growth category.

      Growth stocks as a group outperformed value stocks for the period. The Russell 3000(R) Growth Index, which tracks growth stocks of all sizes, returned 26.94%, while its value counterpart, the Russell 3000 Value Index, increased 24.89%. These indexes are subsets of the Russell 3000, a broad measure of the domestic market. The Russell 3000 gained 25.92% for the period. Among growth stocks, mid caps outpaced large caps but trailed small-cap issues.

      The fund's returns outperformed the benchmark's, primarily because of successful stock selection. Top performers included two computer security firms, Network Associates and Internet Security, and software companies BEA Systems and Peoplesoft. Positive results more than offset the negative effects of other holdings that included information-processing services firm Bisys Group, health care company AmerisourceBergen, and software company J. D. Edwards. Several underweight positions in companies such as Nextel Communications also detracted from performance.

      As of September 30, 2003, the fund had net assets valued at $49.4 million.

INVESTMENT OBJECTIVE

The fund seeks a  favorable  long-term  total  return,  mainly  through  capital
appreciation,   primarily  from  equity  securities  of  medium-sized   domestic
companies.

--------------------------------------------------------------------------------
VALUE OF $10,000 INVESTED AT FUND'S 10/1/2002 INCEPTION

          [The following table is a line chart in the printed material]

                               Mid-Cap Growth Fund                 Russell Mid-Cap Growth Index           Morningstar Mid Growth
9/30/2002                             10000                                    10000                               10000
10/31/2002                            10869                                    10775                               10521
11/30/2002                            11650                                    11618                               11141
12/31/2002                            10925                                    10916                               10435
1/31/2003                             10979                                    10809                               10273
2/28/2003                             10882                                    10715                               10120
3/31/2003                             11132                                    10914                               10254
4/30/2003                             11924                                    11657                               10973
5/31/2003                             12956                                    12779                               11889
6/30/2003                             13174                                    12961                               12089
7/31/2003                             13640                                    13425                               12512
8/31/2003                             14432                                    14164                               13139
9/30/2003                             14096                                    13889                               12760

--------------------------------------------------------------------------------
TEN LARGEST HOLDINGS AS OF 9/30/2003

---------------------------------------------------------------------------------------------------
                                                SHARES             MARKET VALUE          PERCENT OF
COMPANY                                      (IN THOUSANDS)        (IN THOUSANDS)        NET ASSETS
---------------------------------------------------------------------------------------------------
Staples, Inc                                      40.1                 $952.4               1.93
Zimmer Holdings, Inc                              14.6                  804.5               1.63
Sungard Data Systems, Inc                         24.4                  642.0               1.30
Mylan Laboratories, Inc                           16.6                  641.6               1.30
Aetna, Inc                                         9.8                  598.1               1.21
Starbucks Corp                                    19.7                  567.4               1.15
Symantec Corp                                      8.9                  560.9               1.14
Allergan, Inc                                      6.6                  519.6               1.05
Electronic Arts, Inc                               5.5                  507.3               1.03
Brinker International, Inc                        14.9                  497.1               1.01

--------------------------------------------------------------------------------
PERFORMANCE AT A GLANCE AS OF 9/30/2003

------------------------------------------------------------------------------------------------------------------------------------
                                      AVERAGE ANNUAL COMPOUND              CUMULATIVE RATES
                                      RATES OF TOTAL RETURN(1)            OF TOTAL RETURN(1)    ANNUAL EXPENSE CHARGE
                                      1 YEAR   SINCE INCEPTION        1 YEAR   SINCE INCEPTION    THROUGH 9/30/03(2)  INCEPTION DATE
------------------------------------------------------------------------------------------------------------------------------------
MID-CAP GROWTH FUND(3),(4)
  RETAIL CLASS                        40.96%       40.96%              40.96%       40.96%              0.44%            10/1/02
------------------------------------------------------------------------------------------------------------------------------------
Russell Midcap Growth Index(5)        38.89        38.89               38.89        38.89                --                --
Morningstar Mid Growth category       27.78        27.78               27.78        27.78                --                --
------------------------------------------------------------------------------------------------------------------------------------

(1) Due to market volatility, recent performance of the fund may differ from the figures shown above. For the most current performance, visit the TIAA-CREF Web Center at www.tiaa-cref.org or call 800 842-2252. Returns for the fund reflect past performance. No assurance can be given that the fund will achieve similar performance returns in the future. Future returns will fluctuate, as will the value of investment principal. The shares you own may be worth more or less than their original value upon redemption.
(2) The expense ratio and performance return of the fund reflect a voluntary reimbursement of various other expenses by the fund's advisor.
(3) Mid-cap stocks may have limited marketability and may be subject to more abrupt or erratic market movements than large-cap stocks.
(4) There are special risks associated with investments in foreign securities, including erratic market conditions, economic and political instability, and fluctuations in currency exchange rates.
(5) Russell Midcap and Russell 3000 are trademarks and service marks of the Frank Russell Company.


   2003 Annual Report  Retail Class o  TIAA-CREF Institutional Mutual Funds    3

Mid-Cap Value Fund              |    Retail

PORTFOLIO PROFILE

o Invests at least 80% of the fund's assets in stocks of medium-sized domestic companies (as defined by the fund's benchmark index, the Russell Midcap(R) Value Index) that appear undervalued.

o Uses TIAA-CREF's Dual Investment Management Strategy(R), which integrates two equity management techniques:

      ACTIVE MANAGERS identify stocks they believe will offer superior returns and those that may detract from performance.

      QUANTITATIVE MANAGERS build a portfolio reflecting the overall risk and investment characteristics of the fund's benchmark. They also may try to outperform the fund's benchmark by buying more or less of certain stocks than index weightings based on proprietary scoring models.

o     May invest up to 20% of its assets in foreign investments.

PERFORMANCE FOR THE TWELVE MONTHS ENDED SEPTEMBER 30, 2003

The Mid-Cap Value Fund returned 33.29% for the Retail Share Class. The fund's benchmark, the Russell Midcap Value Index, returned 28.30%, compared with the 25.70% average return of similar funds, as measured by the Morningstar Mid Value category.

      Value stocks as a group underperformed growth stocks for the period, but investors preferred mid caps over large caps. The appeal of mid-cap stocks enabled the fund's benchmark to outpace the 25.92% return of the broad domestic market, as measured by the Russell 3000(R) Index. Mid-cap value issues, however, significantly lagged mid-cap growth stocks, which increased 38.89% for the period.

      The fund handily outperformed the benchmark index, primarily because of successful stock selection. Top performers included Solectron, a provider of electronics manufacturing services; generator manufacturer Cummins; HMO Aetna; electronics company Atmel; and agricultural-supply giant Monsanto. Holdings with the largest negative effect on the fund's relative performance included financial-services company UnumProvident, North Fork Bancorp, and International Flavors & Fragrances. The fund had larger weightings of these stocks than the benchmark, and they did not perform as anticipated.

      As of September 30, 2003, the fund had net assets valued at $29.2 million.

INVESTMENT OBJECTIVE

The fund seeks a  favorable  long-term  total  return,  mainly  through  capital
appreciation,   primarily  from  equity  securities  of  medium-sized   domestic
companies.

--------------------------------------------------------------------------------
VALUE OF $10,000 INVESTED AT FUND'S 10/1/2002 INCEPTION

          [The following table is a line chart in the printed material]

                               Mid-Cap Value Fund                   Russell Mid-Cap Value Index            Morningstar Mid Value
9/30/2002                             10000                                    10000                               10000
10/31/2002                            10465                                    10318                               10411
11/30/2002                            11218                                    10967                               11158
12/31/2002                            10913                                    10707                               10721
1/31/2003                             10746                                    10410                               10452
2/28/2003                             10457                                    10238                               10179
3/31/2003                             10491                                    10273                               10191
4/30/2003                             11203                                    11054                               10999
5/31/2003                             12294                                    12027                               11867
6/30/2003                             12439                                    12111                               12002
7/31/2003                             12941                                    12487                               12312
8/31/2003                             13509                                    12930                               12728
9/30/2003                             13330                                    12830                               12579

--------------------------------------------------------------------------------
TEN LARGEST HOLDINGS AS OF 9/30/2003

---------------------------------------------------------------------------------------------------
                                                SHARES             MARKET VALUE          PERCENT OF
COMPANY                                      (IN THOUSANDS)        (IN THOUSANDS)        NET ASSETS
---------------------------------------------------------------------------------------------------
Monsanto Co                                       19.6                 $470.2               1.61
Charter One Financial, Inc                        15.0                  457.5               1.57
May Department Stores Co                          17.5                  430.3               1.48
Pitney Bowes, Inc                                 10.8                  413.7               1.42
Adolph Coors Company                               7.6                  409.3               1.40
PPL Corp                                           9.6                  393.0               1.35
North Fork Bancorp, Inc                           10.4                  360.3               1.24
General Growth Properties, Inc                     5.0                  358.8               1.23
Safeway, Inc                                      15.5                  356.1               1.22
Lucent Technologies, Inc                         164.7                  355.8               1.22

--------------------------------------------------------------------------------
PERFORMANCE AT A GLANCE AS OF 9/30/2003

------------------------------------------------------------------------------------------------------------------------------------
                                      AVERAGE ANNUAL COMPOUND              CUMULATIVE RATES
                                      RATES OF TOTAL RETURN(1)            OF TOTAL RETURN(1)    ANNUAL EXPENSE CHARGE
                                      1 YEAR   SINCE INCEPTION        1 YEAR   SINCE INCEPTION    THROUGH 9/30/03(2)  INCEPTION DATE
------------------------------------------------------------------------------------------------------------------------------------
MID-CAP VALUE FUND(3),(4)
  RETAIL CLASS                        33.29%       33.29%              33.29%       33.29%              0.44%            10/1/02
------------------------------------------------------------------------------------------------------------------------------------
Russell Midcap Value Index(5)         28.30        28.30               28.30        28.30                --                --
Morningstar Mid Value category        25.70        25.70               25.70        25.70                --                --
------------------------------------------------------------------------------------------------------------------------------------

(1) Due to market volatility, recent performance of the fund may differ from the figures shown above. For the most current performance, visit the TIAA-CREF Web Center at www.tiaa-cref.org or call 800 842-2252. Returns for the fund reflect past performance. No assurance can be given that the fund will achieve similar performance returns in the future. Future returns will fluctuate, as will the value of investment principal. The shares you own may be worth more or less than their original value upon redemption.
(2) The expense ratio and performance return of the fund reflect a voluntary reimbursement of various other expenses by the fund's advisor.
(3) Mid-cap stocks may have limited marketability and may be subject to more abrupt or erratic market movements than large-cap stocks.
(4) There are special risks associated with investments in foreign securities, including erratic market conditions, economic and political instability, and fluctuations in currency exchange rates.
(5) Russell Midcap and Russell 3000 are trademarks and service marks of the Frank Russell Company.


4   TIAA-CREF Institutional Mutual Funds o Retail Class  2003 Annual Report

Small-Cap Equity Fund           |    Retail

PORTFOLIO PROFILE

o Invests at least 80% of the fund's assets in stocks of smaller domestic companies, across a wide range of sectors, growth rates, and valuations, that appear to have favorable prospects for significant long-term capital appreciation.

o Seeks to add incremental return over that of its benchmark index, the Russell 2000(R)Index, while also managing the relative risk of the fund versus its benchmark.

o Uses proprietary mathematical models to evaluate and score stocks. These models weigh many variables, including the valuation of the stock versus the market or its peers, earnings and growth prospects, and the stock's price and volume trends. Managers build a portfolio based on this scoring process, while considering weightings of the stock and its sector in the benchmark index, correlations between the performance of stocks in the index, and trading costs.

PERFORMANCE FOR THE TWELVE MONTHS ENDED SEPTEMBER 30, 2003

The Small-Cap Equity Fund returned 36.90% for the Retail Share Class. The fund outpaced the 36.50% return of its benchmark, the Russell 2000 Index, and the 30.82% average return of similar funds, as measured by the Morningstar Small Blend category.

      While foreign and domestic stocks in general were up sharply during the period, the small-cap stocks tracked by the Russell 2000 outperformed other cap sizes by significant margins. The predominantly large-cap Russell 1000(R) returned 25.14%, and the Russell Midcap(R) Index posted a gain of 32.63%. The Russell 2000 also outperformed the 25.92% return of the Russell 3000(R) Index, a broad measure of the overall domestic market, by more than 10 percentage points.

      The superior performance of the fund versus its benchmark resulted from successful stock selection, rather than from sector weightings. Among the top performers were Tanox, a biotechnology firm; Memberworks, Inc., a discount marketing company; Cytyc Corporation, a provider of medical testing products; and Compucredit, a credit card company. Detractors from performance included Mediacom Communications, a cable TV provider; New Century Financial Corporation; and Pegasus Communications, a satellite TV company.

      As of September 30, 2003, the fund had net assets valued at $75.9 million.

INVESTMENT OBJECTIVE

The fund seeks a favorable long-term total return, mainly through capital appreciation, primarily from equity securities of smaller domestic companies.

--------------------------------------------------------------------------------
VALUE OF $10,000 INVESTED AT FUND'S 10/1/2002 INCEPTION

          [The following table is a line chart in the printed material]

                              Small-Cap Equity Fund                     Russell 2000 Index               Morningstar Small Blend
9/30/2002                             10000                                    10000                               10000
10/31/2002                            10345                                    10321                               10256
11/30/2002                            11283                                    11242                               10918
12/31/2002                            10657                                    10616                               10461
1/31/2003                             10365                                    10322                               10164
2/28/2003                             10073                                    10010                               9854
3/31/2003                             10192                                    10139                               9942
4/30/2003                             11145                                    11100                               10776
5/31/2003                             12325                                    12291                               11768
6/30/2003                             12585                                    12514                               12041
7/31/2003                             13311                                    13297                               12647
8/31/2003                             13885                                    13907                               13243
9/30/2003                             13690                                    13650                               13026

TEN LARGEST HOLDINGS AS OF 9/30/2003

---------------------------------------------------------------------------------------------------
                                                 SHARES            MARKET VALUE          PERCENT OF
COMPANY                                      (IN THOUSANDS)       (IN THOUSANDS)         NET ASSETS
---------------------------------------------------------------------------------------------------
Cytyc Corp                                        27.6                $415.1                0.55
iShares Russell 2000 Index Fund                    4.1                 396.9                0.52
Sybase, Inc                                       21.9                 372.5                0.49
Pediatrix Medical Group, Inc                       7.5                 345.4                0.46
Affiliated Managers Group, Inc                     5.4                 339.1                0.45
Gateway, Inc                                      58.6                 331.7                0.44
Plantronics, Inc                                  13.0                 310.3                0.41
Staten Island Bancorp, Inc                        15.6                 303.4                0.40
Commercial Federal Corp                           12.3                 299.5                0.39
Techne Corp                                        9.4                 298.8                0.39

PERFORMANCE AT A GLANCE AS OF 9/30/2003

------------------------------------------------------------------------------------------------------------------------------------
                                      AVERAGE ANNUAL COMPOUND              CUMULATIVE RATES
                                      RATES OF TOTAL RETURN(1)            OF TOTAL RETURN(1)    ANNUAL EXPENSE CHARGE
                                      1 YEAR   SINCE INCEPTION        1 YEAR   SINCE INCEPTION    THROUGH 9/30/03(2)  INCEPTION DATE
------------------------------------------------------------------------------------------------------------------------------------
SMALL-CAP EQUITY FUND(3)
  RETAIL CLASS                        36.90%       36.90%              36.90%       36.90%              0.30%            10/1/02
------------------------------------------------------------------------------------------------------------------------------------
Russell 2000 Index(4)                 36.50        36.50               36.50        36.50                --                --
Morningstar Small Blend category      30.82        30.82               30.82        30.82                --                --
------------------------------------------------------------------------------------------------------------------------------------

(1) Due to market volatility, recent performance of the fund may differ from the figures shown above. For the most current performance, visit the TIAA-CREF Web Center at www.tiaa-cref.org or call 800 842-2252. Returns for the fund reflect past performance. No assurance can be given that the fund will achieve similar performance returns in the future. Future returns will fluctuate, as will the value of investment principal. The shares you own may be worth more or less than their original value upon redemption.
(2) The expense ratio and performance return of the fund reflect a voluntary reimbursement of various other expenses by the fund's advisor.
(3) Small-cap stocks may have limited marketability and may be subject to more abrupt or erratic market movements than large-cap stocks.
(4) Russell 1000, Russell 2000, Russell 3000, and Russell Midcap are trademarks and service marks of the Frank Russell Company.


   2003 Annual Report  Retail Class o  TIAA-CREF Institutional Mutual Funds    5

Real Estate Securities Fund     |    Retail

PORTFOLIO PROFILE

o Invests at least 80% of its assets in equity and fixed-income securities of companies that are principally engaged in or related to the real estate industry, including those that own significant real estate assets, such as real estate investment trusts ("REITs"). The fund does not make direct investments in real estate.

o Uses a research-oriented process with a focus on cash flows, asset values, and our belief in managements' ability to increase shareholder value.

o May invest up to 10% of the fund's assets in real estate securities of foreign issuers and up to 20% of its assets in securities of issuers that are not engaged in or related to the real estate industry.

PERFORMANCE FOR THE TWELVE MONTHS ENDED SEPTEMBER 30, 2003

The Real Estate Securities Fund returned 30.66% for the Retail Share Class. During the period, the fund's benchmark, the Wilshire Real Estate Securities Index, rose 26.91%, while the average return of similar funds, as measured by the Morningstar Specialty Real Estate category, was 25.97%.

      The fund outpaced its benchmark index and its peer group as a result of successful sector allocations and superior stock selection. For example, returns were helped by holdings in retail properties that were larger than the benchmark weighting of that sector. The fund also had a well-performing overweight in the self-storage sector, which traditionally does well in times of economic uncertainty.

      In addition, the fund benefited from reduced holdings, relative to the benchmark, in the apartment and office sectors. Low interest rates have encouraged renters to buy their own homes, while the supply of apartment units has been increasing. As a result, the apartment sector has underperformed the market. The office sector has suffered from the economy's low growth rate.

      By the third quarter of 2003, REIT valuations had risen to levels that suggested that a sell-off might be possible. In response, the fund took more defensive positions, including higher allocations to preferred stocks with less potential downside than common stocks and to issues trading at lower premiums or even discounts, compared with the value of their underlying properties.

      Throughout the 12-month period, the fund maintained a well-diversified portfolio in nine sectors and across all three cap sizes in order to reduce the risk of underperforming the benchmark.

      As of  September  30,  2003,  the fund had net  assets  valued  at  $166.2 million.

INVESTMENT OBJECTIVE

The fund seeks to obtain a favorable long-term total return through both capital appreciation and current income, by investing primarily in equity and fixed-income securities of companies principally engaged in or related to the real estate industry.

--------------------------------------------------------------------------------
VALUE OF $10,000 INVESTED AT FUND'S 10/1/2002 INCEPTION

          [The following table is a line chart in the printed material]

                Real Estate Securities Fund    Wilshire Real Estate Securities Index   Morningstar Specialty Real Estate
9/30/2002                    10000                            10000                              10000
10/31/2002                   9660                             9503                               9598
11/30/2002                   9968                             9973                               9985
12/31/2002                   10183                            10119                              10092
1/31/2003                    10069                            9822                               9853
2/28/2003                    10236                            9967                               10001
3/31/2003                    10456                            10220                              10218
4/30/2003                    11000                            10651                              10648
5/31/2003                    11692                            11262                              11264
6/30/2003                    12042                            11481                              11524
7/31/2003                    12561                            12147                              12066
8/31/2003                    12709                            12278                              12190
9/30/2003                    13064                            12691                              12584

--------------------------------------------------------------------------------
TEN LARGEST HOLDINGS AS OF 9/30/2003

----------------------------------------------------------------------------------------------------
                                                 SHARES            MARKET VALUE           PERCENT OF
COMPANY                                       (IN THOUSANDS)       (IN MILLIONS)          NET ASSETS
----------------------------------------------------------------------------------------------------
Kimco Realty Corp                                 225.0                $9.22                5.55
St. Joe Company                                   280.0                 8.98                5.40
Entertainment Properties Trust                    280.4                 8.41                5.06
Correctional Properties Trust                     240.0                 5.99                3.60
PS Business Parks, Inc                            150.0                 5.66                3.41
Macerich Co                                       142.0                 5.36                3.23
BRE Properties, Inc                               150.0                 4.95                2.98
Gladstone Commercial Corp                         320.6                 4.73                2.85
AvalonBay Communities, Inc                        100.0                 4.68                2.82
Ashford Hospitality Trust, Inc                    500.0                 4.49                2.70

--------------------------------------------------------------------------------
PERFORMANCE AT A GLANCE AS OF 9/30/2003

------------------------------------------------------------------------------------------------------------------------------------
                                      AVERAGE ANNUAL COMPOUND              CUMULATIVE RATES
                                      RATES OF TOTAL RETURN(1)            OF TOTAL RETURN(1)    ANNUAL EXPENSE CHARGE
                                      1 YEAR   SINCE INCEPTION        1 YEAR   SINCE INCEPTION    THROUGH 9/30/03(2)  INCEPTION DATE
------------------------------------------------------------------------------------------------------------------------------------
REAL ESTATE SECURITIES FUND(3),(4)
  RETAIL CLASS                        30.66%       30.66%              30.66%       30.66%              0.45%            10/1/02
------------------------------------------------------------------------------------------------------------------------------------
Wilshire Real Estate Securities
  Index                               26.91        26.91               26.91        26.91                --                --
Morningstar Specialty Real Estate
  category                            25.97        25.97               25.97        25.97                --                --
------------------------------------------------------------------------------------------------------------------------------------

(1) Due to market volatility, recent performance of the fund may differ from the figures shown above. For the most current performance, visit the TIAA-CREF Web Center at www.tiaa-cref.org or call 800 842-2252. Returns for the fund reflect past performance. No assurance can be given that the fund will achieve similar performance returns in the future. Future returns will fluctuate, as will the value of investment principal. The shares you own may be worth more or less than their original value upon redemption.
(2) The expense ratio and performance return of the fund reflect a voluntary reimbursement of various other expenses by the fund's advisor.
(3) The Real Estate Securities Fund is not diversified by sector, and this concentration can lead to greater price volatility. The real estate industry is subject to various risks including: fluctuations in underlying property values, expenses and income; and potential environmental liabilities.
(4) There are special risks associated with investments in foreign securities, including erratic market conditions, economic and political instability, and fluctuations in currency exchange rates.


6    TIAA-CREF Institutional Mutual Funds o Retail Class  2003 Annual Report

Inflation-Linked Bond Fund      |    Retail

PORTFOLIO PROFILE

o     Invests   at   least   80%  of  its   net   assets   in   inflation-linked
      bonds--fixed-income securities whose returns are designed to track a specified inflation index over the life of the security.

o Typically invests in U.S. Treasury Inflation-Indexed Securities. The fund can also invest in:

      - other inflation-indexed bonds issued or guaranteed by the U.S. government or its agencies, by corporations and other U.S.-domiciled issuers, as well as by foreign governments;

      -     money market instruments or other short-term securities.

PERFORMANCE FOR THE TWELVE MONTHS ENDED SEPTEMBER 30, 2003

The Inflation-Linked Bond Fund returned 6.64% for the Retail Share Class, as compared with 7.39% for the fund's benchmark, the Salomon Smith Barney Inflation-Linked Securities Index.

      Although the past 12 months provided strong overall returns for inflation-linked securities, their performance fluctuated, especially during the second half of the period. During the first six months, strong demand for higher-yielding bonds drove down prices of inflation-linked securities. Also, investors expected inflation to decline, given the slow rate of growth of the U.S. economy. In general, inflation-linked bonds perform better during times when inflation is expected to increase.

      In April 2003, rapid progress in the Iraq war prompted investors to move from bonds to stocks, and the value of inflation-indexed securities lost further ground. However, their price advanced in May in response to the depreciation of the U.S. dollar, stabilizing energy prices, and the Federal Reserve's commitment to fighting deflation. In June and July, signs of an economic recovery prompted a sell-off of fixed-income securities in general. Inflation-indexed bonds rebounded in August and September, when many investors believed that looming budget deficits would cause prices to rise.

      The fund trailed the benchmark,  primarily  because of modest  exposure to nominal (not inflation-linked) Treasury bonds that underperformed inflation-linked bonds and an allocation that favored 10-year inflation-linked securities instead of the 30-year-sector issues, which performed better during the period.

      As of  September  30,  2003,  the fund had net  assets  valued at  $243.33 million.

INVESTMENT OBJECTIVE

The fund seeks a long-term rate of return that outpaces inflation, primarily through investment in inflation-indexed bonds.

--------------------------------------------------------------------------------
VALUE OF $10,000 INVESTED AT FUND'S 10/1/2002 INCEPTION

          [The following table is a line chart in the printed material]

                            Inflation-Linked Bond Fund     Salomon Smith Barney Inflation-Linked Securities
9/30/2002                             10000                                    10000
10/31/2002                            9733                                     9735
11/30/2002                            9723                                     9732
12/31/2002                            10062                                    10066
1/31/2003                             10122                                    10127
2/28/2003                             10491                                    10481
3/31/2003                             10312                                    10338
4/30/2003                             10282                                    10308
5/31/2003                             10775                                    10797
6/30/2003                             10679                                    10685
7/31/2003                             10117                                    10198
8/31/2003                             10301                                    10386
9/30/2003                             10666                                    10739

--------------------------------------------------------------------------------
PORTFOLIO COMPOSITION BY MATURITY AS OF 9/30/2003

          [The following table is a pie chart in the printed material]

4-10 Year Bonds                                                            74.6%
Over 25 Year Bonds                                                         25.4%

--------------------------------------------------------------------------------
PERFORMANCE AT A GLANCE AS OF 9/30/2003

------------------------------------------------------------------------------------------------------------------------------------
                                      AVERAGE ANNUAL COMPOUND              CUMULATIVE RATES
                                      RATES OF TOTAL RETURN(1)            OF TOTAL RETURN(1)    ANNUAL EXPENSE CHARGE
                                      1 YEAR   SINCE INCEPTION        1 YEAR   SINCE INCEPTION    THROUGH 9/30/03(2)  INCEPTION DATE
------------------------------------------------------------------------------------------------------------------------------------
INFLATION-LINKED BOND FUND(3)
  RETAIL CLASS                        6.64%        6.64%               6.64%        6.64%               0.30%            10/1/02
------------------------------------------------------------------------------------------------------------------------------------
Salomon Smith Barney
  Inflation-Linked Securities Index   7.39         7.39                7.39         7.39                 --                --
------------------------------------------------------------------------------------------------------------------------------------

(1) Due to market volatility, recent performance of the fund may differ from the figures shown above. For the most current performance, visit the TIAA-CREF Web Center at www.tiaa-cref.org or call 800 842-2252. Returns for the fund reflect past performance. No assurance can be given that the fund will achieve similar performance returns in the future. Future returns will fluctuate, as will the value of investment principal. The shares you own may be worth more or less than their original value upon redemption.
(2) The expense ratio and performance return of the fund reflect a voluntary reimbursement of various other expenses by the fund's advisor.
(3)   The fund is neither insured nor guaranteed by any U.S. government agency.



   2003 Annual Report  Retail Class o  TIAA-CREF Institutional Mutual Funds    7

         Statement of Investments - INSTITUTIONAL LARGE-CAP VALUE FUND -
                               September 30, 2003
--------------------------------------------------------------------------------

                               Summary by Industry
                                                             VALUE          %
--------------------------------------------------------------------------------
COMMON STOCK:
Apparel and Accessory Stores .......................... $    627,236       0.57%
Apparel and Other Textile Products ....................       99,771       0.09
Business Services .....................................    3,015,597       2.74
Chemicals and Allied Products .........................    5,879,568       5.34
Communications ........................................    8,598,319       7.81
Depository Institutions ...............................   20,480,815      18.60
Eating and Drinking Places ............................    1,132,425       1.03
Electric, Gas, and Sanitary Services ..................    7,142,078       6.49
Electronic and Other Electric Equipment ...............    1,096,238       1.00
Engineering and Management Services ...................    2,255,714       2.05
Fabricated Metal Products .............................      106,016       0.10
Food and Kindred Products .............................    2,129,504       1.93
Food Stores ...........................................    1,042,518       0.95
Forestry ..............................................    2,150,551       1.95
Furniture and Fixtures ................................      647,332       0.59
General Merchandise Stores ............................      532,348       0.48
Holding and Other Investment Offices ..................    3,834,857       3.48
Hotels and Other Lodging Places .......................      786,670       0.71
Industrial Machinery and Equipment ....................    7,721,983       7.01
Instruments and Related Products ......................       97,416       0.09
Insurance Agents, Brokers and Service .................        1,556       0.00
Insurance Carriers ....................................    9,229,614       8.38
Miscellaneous Retail ..................................      991,015       0.90
Motion Pictures .......................................    1,751,781       1.59
Nondepository Institutions ............................    4,192,789       3.81
Oil and Gas Extraction ................................    2,027,645       1.84
Paper and Allied Products .............................    1,043,951       0.95
Petroleum and Coal Products ...........................    8,314,150       7.55
Primary Metal Industries ..............................      392,792       0.36
Printing and Publishing ...............................      536,445       0.49
Railroad Transportation ...............................    1,169,597       1.06
Real Estate ...........................................        8,750       0.01
Rubber and Miscellaneous Plastics Products ............       55,770       0.05
Security and Commodity Brokers ........................    2,912,141       2.64
Stone, Clay, and Glass Products .......................      709,920       0.64
Tobacco Products ......................................    4,395,374       3.99
Transportation By Air .................................      341,831       0.31
Transportation Equipment ..............................    2,142,708       1.95
Trucking and Warehousing ..............................       28,885       0.03
Wholesale Trade-Nondurable Goods ......................       14,656       0.01
                                                        ------------     ------
TOTAL COMMON STOCK (COST $100,683,990) ................  109,638,326      99.57
                                                        ------------     ------

TOTAL PORTFOLIO (COST $100,683,990) ...................  109,638,326      99.57
OTHER ASSETS & LIABILITIES, NET .......................      475,398       0.43
                                                        ------------     ------
NET ASSETS ............................................ $110,113,724     100.00%
                                                        ============     =====

                       ----------------------------------

      SHARES                                                            VALUE
      ------                                                            -----
COMMON STOCK--99.57%
 APPAREL AND ACCESSORY STORES--0.57%
      35,600        * American Eagle Outfitters, Inc ............. $    529,016
       3,000          Foot Locker, Inc ...........................       48,600
       2,000          Nordstrom, Inc .............................       49,620
                                                                   ------------
                      TOTAL APPAREL AND ACCESSORY STORES                627,236
                                                                   ------------
 APPAREL AND OTHER TEXTILE PRODUCTS--0.09%
       2,300          Liz Claiborne, Inc .........................       78,315
         800          Polo Ralph Lauren Corp .....................       21,456
                                                                   ------------
                      TOTAL APPAREL AND OTHER TEXTILE PRODUCTS           99,771
                                                                   ------------
 BUSINESS SERVICES--2.74%
     116,843        * AOL Time Warner, Inc .......................    1,765,498
                                                                   ------------
      29,289        * BMC Software, Inc ..........................      407,996
         600        * Checkfree Corp .............................       12,000
       6,513        * Computer Sciences Corp .....................      244,693
         500        * DoubleClick, Inc ...........................        5,385
      39,281        * Siebel Systems, Inc ........................      381,811
      55,000        * Sun Microsystems, Inc ......................      182,050
       1,200        * VeriSign, Inc ..............................       16,164
                                                                   ------------
                      TOTAL BUSINESS SERVICES                         3,015,597
                                                                   ------------
 CHEMICALS AND ALLIED PRODUCTS--5.34%
         820          Alberto-Culver Co (Class B) ................       48,232
      21,999          Bristol-Myers Squibb Co ....................      564,494
       1,300          Colgate-Palmolive Co .......................       72,657
       7,918          Du Pont (E.I.) de Nemours & Co .............      316,799
      27,979          Merck & Co, Inc ............................    1,416,297
      32,000        * Millennium Pharmaceuticals, Inc ............      492,480
      10,400          Procter & Gamble Co ........................      965,328
      17,995          Rohm & Haas Co .............................      601,933
      21,600          Schering-Plough Corp .......................      329,184
         800          Sigma-Aldrich Corp .........................       41,552
      22,356          Wyeth ......................................    1,030,612
                                                                   ------------
                      TOTAL CHEMICALS AND ALLIED PRODUCTS             5,879,568
                                                                   ------------
 COMMUNICATIONS--7.81%
      26,100        * AT&T Wireless Services, Inc ................      213,498
      32,180          AT&T Corp ..................................      693,479
       6,958          Alltel Corp ................................      322,434
       2,200        * American Tower Corp (Class A) ..............       22,330
       3,000        * Avaya, Inc .................................       32,700
      31,006          BellSouth Corp .............................      734,222
      27,150        * Comcast Corp ...............................      838,392
       3,400        * Cox Communications, Inc (Class A) ..........      107,508
         900        * Crown Castle International Corp ............        8,469
       2,100        * Fox Entertainment Group, Inc (Class A) .....       58,779
       2,200        * InterActiveCorp ............................       72,710
      56,000        * Level 3 Communications, Inc ................      303,520
     215,194        * Lucent Technologies, Inc ...................      464,819
     111,370          SBC Communications, Inc ....................    2,477,983
         700          Telephone & Data Systems, Inc ..............       39,578
       1,600        * UnitedGlobalcom, Inc (Class A) .............        9,776
      54,310          Verizon Communications, Inc ................    1,761,816
      10,297          Viacom, Inc (Class B) ......................      394,375
       2,700        * XM Satellite Radio Holdings, Inc ...........       41,931
                                                                   ------------
                      TOTAL COMMUNICATIONS                            8,598,319
                                                                   ------------
 DEPOSITORY INSTITUTIONS--18.60%
       1,500          Associated Banc-Corp .......................       56,700
         413        * BOK Financial Corp .........................       15,558
       1,600          Bancorpsouth, Inc ..........................       35,040
      34,016          Bank Of America Corp .......................    2,654,609
       1,300          Bank Of Hawaii Corp ........................       43,654
      11,673          Bank One Corp ..............................      451,161
         500          Capitol Federal Financial ..................       14,680
      30,376          Charter One Financial, Inc .................      929,506
     116,562          Citigroup, Inc .............................    5,304,737
       1,300          Commerce Bancshares, Inc ...................       56,875
       1,035          FNB Corp ...................................       35,714
       1,047          First Midwest Bancorp, Inc .................       31,106
       1,800          First Tennessee National Corp ..............       76,428
      22,000          FleetBoston Financial Corp .................      663,300
       2,235          Fulton Financial Corp ......................       44,879
       2,800          Golden West Financial Corp .................      250,628
      34,512          Hibernia Corp (Class A) ....................      699,213
         900          Hudson City Bancorp, Inc ...................       27,756
         900          Hudson United Bancorp ......................       31,653
         542          International Bancshares Corp ..............       22,466
      21,927          J.P. Morgan Chase & Co .....................      752,754
       1,540          M & T Bank Corp ............................      134,442
       1,400          Mercantile Bankshares Corp .................       56,000
         984          New York Community Bancorp, Inc ............       31,006
       6,300          PNC Financial Services Group, Inc ..........      299,754
         281          Park National Corp .........................       31,444
         623          People's Bank ..............................       18,653
         200          Regions Financial Corp .....................        6,850
       6,509          SouthTrust Corp ............................      191,300
       1,097          Trustmark Corp .............................       29,762
     100,470          U.S. Bancorp ...............................    2,410,275
       1,100          UnionBanCal Corp ...........................       54,560
         777          United Bankshares, Inc .....................       23,271
       1,569          Valley National Bancorp ....................       43,681
      47,162          Wachovia Corp ..............................    1,942,603
       1,512          Washington Federal, Inc ....................       38,118
         992          Webster Financial Corp .....................       39,561

                        SEE NOTES TO FINANCIAL STATEMENTS

8    TIAA-CREF Institutional Mutual Funds o Retail Class  2003 Annual Report

         Statement of Investments - INSTITUTIONAL LARGE-CAP VALUE FUND -
                               September 30, 2003
--------------------------------------------------------------------------------

      SHARES                                                            VALUE
      ------                                                            -----
 DEPOSITORY INSTITUTIONS--(CONTINUED)
      55,037          Wells Fargo & Co ........................... $  2,834,406
         595          Westamerica Bancorp ........................       26,448
         800          Whitney Holding Corp .......................       27,200
       1,400          Wilmington Trust Corp ......................       43,064
                                                                   ------------
                      TOTAL DEPOSITORY INSTITUTIONS                  20,480,815
                                                                   ------------
 EATING AND DRINKING PLACES--1.03%
      18,880          McDonald's Corp ............................      444,435
      21,300          Wendy's International, Inc .................      687,990
                                                                   ------------
                      TOTAL EATING AND DRINKING PLACES                1,132,425
                                                                   ------------
 ELECTRIC, GAS, AND SANITARY SERVICES--6.49%
       1,358          AGL Resources, Inc .........................       38,255
      87,301        * Allegheny Energy, Inc ......................      797,931
      27,700          American Electric Power Co, Inc ............      831,000
       3,300        * Citizens Communications Co .................       36,993
      10,000          Duke Energy Corp ...........................      178,100
       5,200          Entergy Corp ...............................      281,580
       1,300          Equitable Resources, Inc ...................       53,430
      17,059          Exelon Corp ................................    1,083,247
       9,500          FirstEnergy Corp ...........................      303,050
       3,100          KeySpan Corp ...............................      108,748
         446          Kinder Morgan, Inc .........................       24,088
       1,600          MDU Resources Group, Inc ...................       54,048
       1,414          National Fuel Gas Co .......................       32,310
         900          Nicor, Inc .................................       31,626
       1,900          Oneok, Inc .................................       38,323
      16,400          PPL Corp ...................................      671,580
         787          Peoples Energy Corp ........................       32,566
       1,475          Philadelphia Suburban Corp .................       35,518
         670          Piedmont Natural Gas Co, Inc ...............       26,130
       1,800          Questar Corp ...............................       55,458
     116,930        * Reliant Resources, Inc .....................      598,682
      44,700          Republic Services, Inc .....................    1,012,008
      27,165          TXU Corp ...................................      640,007
         935          UGI Corp ...................................       27,050
       1,095          WGL Holdings, Inc ..........................       30,200
         435          Western Gas Resources, Inc .................       16,530
      11,000          Williams Cos, Inc ..........................      103,620
                                                                   ------------
                      TOTAL ELECTRIC, GAS, AND SANITARY SERVICES      7,142,078
                                                                   ------------
 ELECTRONIC AND OTHER ELECTRIC EQUIPMENT--1.00%
      24,765        * ASML Holding NV (New York Shs) .............      325,164
         426          Ametek, Inc ................................       18,258
     120,900        * Atmel Corp .................................      484,809
       8,300        * National Semiconductor Corp ................      268,007
                                                                   ------------
                      TOTAL ELECTRONIC AND OTHER ELECTRIC
                      EQUIPMENT                                       1,096,238
                                                                   ------------
 ENGINEERING AND MANAGEMENT SERVICES--2.05%
         900          Halliburton Co .............................       21,825
      93,312          Monsanto Co ................................    2,233,889
                                                                   ------------
                      TOTAL ENGINEERING AND MANAGEMENT SERVICES       2,255,714
                                                                   ------------
 FABRICATED METAL PRODUCTS--0.10%
       1,600          Illinois Tool Works, Inc ...................      106,016
                                                                   ------------
                      TOTAL FABRICATED METAL PRODUCTS                   106,016
                                                                   ------------
 FOOD AND KINDRED PRODUCTS--1.93%
       3,700          Coca-Cola Co ...............................      158,952
      20,935          Coors (Adolph) Co (Class B) ................    1,125,466
       3,919          General Mills, Inc .........................      184,467
       4,500          H.J. Heinz Co ..............................      154,260
       1,100          Hershey Foods Corp .........................       79,948
       1,124          J.M. Smucker Co ............................       47,388
       2,600          Kellogg Co .................................       86,710
         568          Lancaster Colony Corp ......................       22,589
       1,095          McCormick & Co, Inc (Non-Vote) .............       30,025
       4,267          PepsiCo, Inc ...............................      195,557
         400          Tootsie Roll Industries, Inc ...............       12,400
         574          Wrigley (Wm.) Jr Co ........................       31,742
                                                                   ------------
                      TOTAL FOOD AND KINDRED PRODUCTS                 2,129,504
                                                                   ------------
 FOOD STORES--0.95%
      58,339        * Kroger Co ..................................    1,042,518
                                                                   ------------
                      TOTAL FOOD STORES                               1,042,518
                                                                   ------------
 FORESTRY--1.95%
      36,793          Weyerhaeuser Co ............................    2,150,551
                                                                   ------------
                      TOTAL FORESTRY                                  2,150,551
                                                                   ------------
 FURNITURE AND FIXTURES--0.59%
         700          HON Industries, Inc ........................       25,872
       9,568        * Lear Corp ..................................      503,660
      10,000          Steelcase, Inc (Class A) ...................      117,800
                                                                   ------------
                      TOTAL FURNITURE AND FIXTURES                      647,332
                                                                   ------------
 GENERAL MERCHANDISE STORES--0.48%
      20,300          May Department Stores Co ...................      499,989
         776        * Neiman Marcus Group, Inc (Class A) .........       32,359
                                                                   ------------
                      TOTAL GENERAL MERCHANDISE STORES                  532,348
                                                                   ------------
 HOLDING AND OTHER INVESTMENT OFFICES--3.48%
      20,500          AMB Property Corp ..........................      631,605
       1,200          Arden Realty, Inc ..........................       33,504
       1,300          AvalonBay Communities, Inc .................       60,840
       1,000          BRE Properties, Inc (Class A) ..............       32,980
         514          CBL & Associates Properties, Inc ...........       25,649
         700          Camden Property Trust ......................       26,901
         572          Centerpoint Properties Trust ...............       38,959
         520          Chelsea Property Group, Inc ................       24,908
         600          Cousins Properties, Inc ....................       16,650
          11          Cross Timbers Royalty Trust ................          231
       1,600          Developers Diversified Realty Corp .........       47,792
       2,899          Duke Realty Corp ...........................       84,651
       2,400          Equity Office Properties Trust .............       66,072
       5,800          Equity Residential .........................      169,824
         975          Federal Realty Investment Trust ............       35,939
       1,300          General Growth Properties, Inc .............       93,210
       1,300          Health Care Property Investors, Inc ........       60,710
      37,580          Highwoods Properties, Inc ..................      896,659
       2,000          Kimco Realty Corp ..........................       81,940
       1,629          Liberty Property Trust .....................       60,240
       1,092          Macerich Co ................................       41,223
       1,200          Mack-Cali Realty Corp ......................       47,040
         578          Mills Corp .................................       22,744
       2,053          New Plan Excel Realty Trust ................       47,835
         880          Pan Pacific Retail Properties, Inc .........       37,840
       2,004          Popular, Inc ...............................       79,759
       2,154          Public Storage, Inc ........................       84,501
         761          Realty Income Corp .........................       30,174
         543          Regency Centers Corp .......................       20,010
       1,600          Rouse Co ...................................       66,720
         886          Shurgard Storage Centers, Inc (Class A) ....       31,276
       2,800          Simon Property Group, Inc ..................      122,024
       2,400          United Dominion Realty Trust, Inc ..........       43,944
       1,700          Vornado Realty Trust .......................       81,668
      13,778          Washington Mutual, Inc .....................      542,440
       1,031          Weingarten Realty Investors ................       46,395
                                                                   ------------
                      TOTAL HOLDING AND OTHER INVESTMENT OFFICES      3,834,857
                                                                   ------------
 HOTELS AND OTHER LODGING PLACES--0.71%
      48,500          Hilton Hotels Corp .........................      786,670
                                                                   ------------
                      TOTAL HOTELS AND OTHER LODGING PLACES             786,670
                                                                   ------------
 INDUSTRIAL MACHINERY AND EQUIPMENT--7.01%
       1,304          Baker Hughes, Inc ..........................       38,585
      23,774          Deere & Co .................................    1,267,392
      52,116          Hewlett-Packard Co .........................    1,008,966
      28,980          International Business Machines Corp .......    2,559,803
      15,448          Pitney Bowes, Inc ..........................      591,967
      26,308        * SPX Corp ...................................    1,191,226
         425        * Smith International, Inc ...................       15,292
     121,440        * Solectron Corp .............................      710,424
      22,200          Timken Co ..................................      338,328
                                                                   ------------
                      TOTAL INDUSTRIAL MACHINERY AND EQUIPMENT        7,721,983
                                                                   ------------
 INSTRUMENTS AND RELATED PRODUCTS--0.09%
       4,300        * Agilent Technologies, Inc ..................       95,073
          33          Bard (C.R.), Inc ...........................        2,343
                                                                   ------------
                      TOTAL INSTRUMENTS AND RELATED PRODUCTS             97,416
                                                                   ------------


                        SEE NOTES TO FINANCIAL STATEMENTS

   2003 Annual Report  Retail Class o  TIAA-CREF Institutional Mutual Funds    9

         Statement of Investments - INSTITUTIONAL LARGE-CAP VALUE FUND -
                               September 30, 2003
--------------------------------------------------------------------------------

      SHARES                                                            VALUE
      ------                                                            -----
 INSURANCE AGENTS, BROKERS AND SERVICE--0.00%
          60        * Medco Health Solutions, Inc ................ $      1,556
                                                                   ------------
                      TOTAL INSURANCE AGENTS, BROKERS AND SERVICE         1,556
                                                                   ------------
 INSURANCE CARRIERS--8.38%
      44,718          Aetna, Inc .................................    2,729,140
       3,600          Aflac, Inc .................................      116,280
      16,600          Allstate Corp ..............................      606,398
      18,705          American International Group, Inc ..........    1,079,279
         253          American National Insurance Co .............       21,518
       1,350          Berkley (W.R.) Corp ........................       46,251
       2,900          Cincinnati Financial Corp ..................      115,884
         900          HCC Insurance Holdings, Inc ................       26,172
       3,100          Jefferson-Pilot Corp .......................      137,578
      14,508          Lincoln National Corp ......................      513,293
         129        * Markel Corp ................................       34,443
         540          Mercury General Corp .......................       24,181
       2,168          Old Republic International Corp ............       71,739
       4,000          Principal Financial Group ..................      123,960
      12,299          Prudential Financial, Inc ..................      459,491
      17,393          Safeco Corp ................................      613,277
         400          Transatlantic Holdings, Inc ................       28,448
     156,315          Travelers Property Casualty Corp (Class B) .    2,482,282
                                                                   ------------
                      TOTAL INSURANCE CARRIERS                        9,229,614
                                                                   ------------
 MISCELLANEOUS RETAIL--0.90%
      39,001        * Barnes & Noble, Inc ........................      991,015
                                                                   ------------
                      TOTAL MISCELLANEOUS RETAIL                        991,015
                                                                   ------------
 MOTION PICTURES--1.59%
     108,076        * Liberty Media Corp (Class A) ...............    1,077,518
      33,429          Walt Disney Co .............................      674,263
                      TOTAL MOTION PICTURES                           1,751,781
                                                                   ------------
 NONDEPOSITORY INSTITUTIONS--3.81%
      35,000          Fannie Mae .................................    2,457,000
      32,934          Freddie Mac ................................    1,724,095
          98          Student Loan Corp ..........................       11,694
                                                                   ------------
                      TOTAL NONDEPOSITORY INSTITUTIONS                4,192,789
                                                                   ------------
 OIL AND GAS EXTRACTION--1.84%
       3,700          Apache Corp ................................      256,558
       1,700          ENSCO International, Inc ...................       45,594
       1,131          Helmerich & Payne, Inc .....................       29,564
       7,100          Marathon Oil Corp ..........................      202,350
      27,357          Noble Energy, Inc ..........................    1,047,773
       8,470          Occidental Petroleum Corp ..................      298,398
       1,321          Pogo Producing Co ..........................       59,815
       1,400          Unocal Corp ................................       44,128
         562        * Varco International, Inc ...................        9,503
       1,618          XTO Energy, Inc ............................       33,962
                                                                   ------------
                      TOTAL OIL AND GAS EXTRACTION                    2,027,645
                                                                   ------------
 PAPER AND ALLIED PRODUCTS--0.95%
      20,342          Kimberly-Clark Corp ........................    1,043,951
                                                                   ------------
                      TOTAL PAPER AND ALLIED PRODUCTS                 1,043,951
                                                                   ------------
 PETROLEUM AND COAL PRODUCTS--7.55%
         600          Amerada Hess Corp ..........................       30,060
      23,685          ChevronTexaco Corp .........................    1,692,293
      15,100          ConocoPhillips .............................      826,725
     150,138          ExxonMobil Corp ............................    5,495,051
       1,577          Murphy Oil Corp ............................       92,649
         722        * Premcor, Inc ...............................       16,729
       1,700          Sunoco, Inc ................................       68,374
       2,411          Valero Energy Corp .........................       92,269
                                                                   ------------
                      TOTAL PETROLEUM AND COAL PRODUCTS               8,314,150
                                                                   ------------
 PRIMARY METAL INDUSTRIES--0.36%
      15,015          Alcoa, Inc .................................      392,792
                                                                   ------------
                      TOTAL PRIMARY METAL INDUSTRIES                    392,792
                                                                   ------------
 PRINTING AND PUBLISHING--0.49%
       5,600          Gannett Co, Inc ............................      434,336
         700          Lee Enterprises, Inc .......................       27,069
         329          Meredith Corp ..............................       15,190
          90          Washington Post Co (Class B) ...............       59,850
                                                                   ------------
                      TOTAL PRINTING AND PUBLISHING                     536,445
                                                                   ------------
 RAILROAD TRANSPORTATION--1.06%
      38,793          CSX Corp ...................................    1,134,695
         600          Union Pacific Corp .........................       34,902
                      TOTAL RAILROAD TRANSPORTATION                   1,169,597
                                                                   ------------
 REAL ESTATE--0.01%
         200          Forest City Enterprises, Inc (Class A) .....        8,750
                                                                   ------------
                      TOTAL REAL ESTATE                                   8,750
                                                                   ------------
 RUBBER AND MISCELLANEOUS PLASTICS PRODUCTS--0.05%
         700          Aptargroup, Inc ............................       25,683
         900          Reebok International Ltd ...................       30,087
                                                                   ------------
                      TOTAL RUBBER AND MISCELLANEOUS PLASTICS
                      PRODUCTS                                           55,770
                                                                   ------------
 SECURITY AND COMMODITY BROKERS--2.64%
       3,488          Franklin Resources, Inc ....................      154,204
       2,406          Goldman Sachs Group, Inc ...................      201,863
      36,299          Janus Capital Group, Inc ...................      507,097
      10,200          Lehman Brothers Holdings, Inc ..............      704,616
      10,404          Merrill Lynch & Co, Inc ....................      556,926
      15,081          Morgan Stanley .............................      760,987
         641          T Rowe Price Group, Inc ....................       26,448
                                                                   ------------
                      TOTAL SECURITY AND COMMODITY BROKERS            2,912,141
                                                                   ------------
 STONE, CLAY, AND GLASS PRODUCTS--0.64%
      20,400          Lafarge North America, Inc .................      709,920
                                                                   ------------
                      TOTAL STONE, CLAY, AND GLASS PRODUCTS             709,920
                                                                   ------------
 TOBACCO PRODUCTS--3.99%
     100,351          Altria Group, Inc ..........................    4,395,374
                                                                   ------------
                      TOTAL TOBACCO PRODUCTS                          4,395,374
                                                                   ------------
 TRANSPORTATION BY AIR--0.31%
       3,822          FedEx Corp .................................      246,251
       5,400          Southwest Airlines Co ......................       95,580
                                                                   ------------
                      TOTAL TRANSPORTATION BY AIR                       341,831
                                                                   ------------
 TRANSPORTATION EQUIPMENT--1.95%
      23,885          Boeing Co ..................................      819,972
      38,200          Ford Motor Co ..............................      411,414
       9,500        * General Motors Corp-Hughes Electronics Corp       135,945
       2,685          Lockheed Martin Corp .......................      123,913
       2,300          Paccar, Inc ................................      171,787
       6,207          United Technologies Corp ...................      479,677
                                                                   ------------
                      TOTAL TRANSPORTATION EQUIPMENT                  2,142,708
                                                                   ------------
 TRUCKING AND WAREHOUSING--0.03%
         758        * Hunt (J.B.) Transport Services, Inc ........       19,721
         400          Werner Enterprises, Inc ....................        9,164
                                                                   ------------
                      TOTAL TRUCKING AND WAREHOUSING                     28,885
                                                                   ------------
 WHOLESALE TRADE-NONDURABLE GOODS--0.01%
         360        * Performance Food Group Co ..................       14,656
                                                                   ------------
                      TOTAL WHOLESALE TRADE-NONDURABLE GOODS             14,656
                                                                   ------------
                      TOTAL COMMON STOCK
                       (COST $100,683,990)                          109,638,326
                                                                   ------------
                      TOTAL PORTFOLIO--99.57%
                       (COST $100,683,990)                          109,638,326

                      OTHER ASSETS & LIABILITIES, NET--0.43%            475,398
                                                                   ------------
                      NET ASSETS--100.00%                          $110,113,724
                                                                   ============

------------
*  Non-income producing

At September 30, 2003, the aggregate cost of portfolio investments for federal income tax purposes was $101,489,933. Net unrealized appreciation of portfolio investments aggregated $8,148,393 of which $10,030,616 related to appreciated portfolio investments and $1,882,223 related to depreciated portfolio investments.



                        SEE NOTES TO FINANCIAL STATEMENTS


10   TIAA-CREF Institutional Mutual Funds o Retail Class  2003 Annual Report

         Statement of Investments - INSTITUTIONAL MID-CAP GROWTH FUND -
                               September 30, 2003
--------------------------------------------------------------------------------

                               Summary by Industry
                                                            VALUE           %
--------------------------------------------------------------------------------
COMMON STOCK:
Amusement and Recreation Services .....................      397,313       0.80%
Apparel and Accessory Stores ..........................    1,037,583       2.10
Apparel and Other Textile Products ....................       31,650       0.06
Automotive Dealers and Service Stations ...............      311,419       0.63
Building Materials and Garden Supplies ................       45,360       0.09
Business Services .....................................    8,207,826      16.61
Chemicals and Allied Products .........................    5,133,825      10.39
Coal Mining ...........................................       11,148       0.02
Communications ........................................    1,107,818       2.24
Depository Institutions ...............................    1,654,121       3.35
Eating and Drinking Places ............................    1,386,788       2.81
Educational Services ..................................      592,183       1.20
Electric, Gas, and Sanitary Services ..................      237,042       0.48
Electronic and Other Electric Equipment ...............    4,951,497      10.02
Engineering and Management Services ...................    1,014,014       2.05
Fabricated Metal Products .............................       78,620       0.16
Food and Kindred Products .............................      829,642       1.68
Food Stores ...........................................      661,166       1.34
Furniture and Fixtures ................................      283,836       0.58
Furniture and Homefurnishings Stores ..................      514,132       1.04
General Building Contractors ..........................       15,576       0.03
General Merchandise Stores ............................      692,872       1.40
Health Services .......................................    2,075,711       4.20
Holding and Other Investment Offices ..................      119,075       0.24
Hotels and Other Lodging Places .......................      610,497       1.24
Industrial Machinery and Equipment ....................    3,169,069       6.42
Instruments and Related Products ......................    3,026,565       6.13
Insurance Agents, Brokers and Service .................      322,020       0.65
Insurance Carriers ....................................    1,498,933       3.03
Leather and Leather Products ..........................      283,410       0.57
Metal Mining ..........................................      259,390       0.53
Miscellaneous Manufacturing Industries ................      367,824       0.74
Miscellaneous Retail ..................................    1,418,834       2.87
Nondepository Institutions ............................       88,137       0.18
Oil and Gas Extraction ................................    1,455,567       2.95
Paper and Allied Products .............................        8,112       0.02
Personal Services .....................................      830,754       1.68
Printing and Publishing ...............................      700,219       1.42
Real Estate ...........................................       25,664       0.05
Rubber and Miscellaneous Plastics Products ............      401,455       0.81
Security and Commodity Brokers ........................    1,009,480       2.04
Stone, Clay, and Glass Products .......................      292,020       0.59
Transportation By Air .................................       85,358       0.17
Transportation Equipment ..............................      496,350       1.01
Transportation Services ...............................      328,812       0.67
Trucking and Warehousing ..............................       35,565       0.07
Wholesale Trade-Durable Goods .........................      322,902       0.65
Wholesale Trade-Nondurable Goods ......................      487,339       0.99
                                                         -----------     ------
TOTAL COMMON STOCK (COST $44,259,254) .................   48,914,493      99.00
                                                         -----------     ------

TOTAL PORTFOLIO (COST $44,259,254) ....................   48,914,493      99.00
OTHER ASSETS & LIABILITIES, NET .......................      495,757       1.00
                                                         -----------     ------
NET ASSETS ............................................  $49,410,250     100.00%
                                                         ===========     ======

                         ------------------------------

      SHARES                                                            VALUE
      ------                                                            -----
COMMON STOCK--99.00%
 AMUSEMENT AND RECREATION SERVICES--0.80%
       8,500          Harrah's Entertainment, Inc ................ $    357,935
         200          International Speedway Corp (Class A) ......        8,778
       1,000          Station Casinos, Inc .......................       30,600
                                                                   ------------
                      TOTAL AMUSEMENT AND RECREATION SERVICES           397,313
                                                                   ------------
 APPAREL AND ACCESSORY STORES--2.10%
       3,900        * Abercrombie & Fitch Co (Class A) ...........      108,069
       2,100        * Chico's FAS, Inc ...........................       64,344
         300          Claire's Stores, Inc .......................       10,038
       9,900          Ross Stores, Inc ...........................      458,964
      20,400          TJX Cos, Inc ...............................      396,168
                                                                   ------------
                      TOTAL APPAREL AND ACCESSORY STORES              1,037,583
                                                                   ------------
 APPAREL AND OTHER TEXTILE PRODUCTS--0.06%
         600        * Columbia Sportswear Co .....................       31,650
                                                                   ------------
                      TOTAL APPAREL AND OTHER TEXTILE PRODUCTS ...       31,650
                                                                   ------------
 AUTOMOTIVE DEALERS AND SERVICE STATIONS--0.63%
         300        * Advance Auto Parts .........................       21,270
       1,900        * Autozone, Inc ..............................      170,107
       3,000        * Carmax, Inc ................................       97,980
         600        * O'Reilly Automotive, Inc ...................       22,062
                                                                   ------------
                      TOTAL AUTOMOTIVE DEALERS AND SERVICE
                      STATIONS                                          311,419
                                                                   ------------
 BUILDING MATERIALS AND GARDEN SUPPLIES--0.09%
       1,200          Fastenal Co ................................       45,360
                                                                   ------------
                      TOTAL BUILDING MATERIALS AND GARDEN SUPPLIES       45,360
                                                                   ------------
 BUSINESS SERVICES--16.61%
      11,500          Adobe Systems, Inc .........................      451,490
       1,700        * Affiliated Computer Services, Inc (Class A)        82,773
       7,100          Autodesk, Inc ..............................      120,842
      31,286        * BEA Systems, Inc ...........................      376,996
       3,000        * Bisys Group, Inc ...........................       39,450
      10,000        * BMC Software, Inc ..........................      139,300
      34,261        * Brocade Communications Systems, Inc ........      178,842
         700        * Ceridian Corp ..............................       13,034
         700          Certegy, Inc ...............................       22,477
         500        * Checkfree Corp .............................       10,000
      12,154        * ChoicePoint, Inc ...........................      407,159
       6,900        * Citrix Systems, Inc ........................      152,352
         300        * Cognizant Technology Solutions Corp ........       10,941
       7,300        * Cognos, Inc ................................      226,446
       1,000        * D&B Corp ...................................       41,540
       1,400        * DoubleClick, Inc ...........................       15,078
      11,000        * DST Systems, Inc ...........................      413,600
       5,500        * Electronic Arts, Inc .......................      507,265
       5,948          Equifax, Inc ...............................      132,462
         500          Factset Research Systems, Inc ..............       22,175
         500          Fair Isaac Corp ............................       29,480
       8,991        * Fiserv, Inc ................................      325,744
       4,200        * Getty Images, Inc ..........................      147,672
         700          GTECH Holdings Corp ........................       29,995
         500          Henry (Jack) & Associates, Inc .............        8,695
       7,900          IMS Health, Inc ............................      166,690
       9,328        * Intuit, Inc ................................      449,983
         600        * Iron Mountain, Inc .........................       21,540
      24,400        * Juniper Networks, Inc ......................      364,048
       9,100        * Lamar Advertising Co .......................      266,994
       1,200        * Macromedia, Inc ............................       29,688
         700          Manpower, Inc ..............................       25,970
       3,100        * Mercury Interactive Corp ...................      140,771
       8,300        * Monster Worldwide, Inc .....................      208,994
       1,300        * NetScreen Technologies, Inc ................       28,899
       3,100        * Network Associates, Inc ....................       42,656
       9,523        * Peoplesoft, Inc ............................      173,223
         300        * RealNetworks, Inc ..........................        1,965
       1,400        * Red Hat, Inc ...............................       14,140
       1,850        * Rent-A-Center, Inc .........................       59,755
         400          Reynolds & Reynolds Co (Class A) ...........       11,020
       5,100        * Robert Half International, Inc .............       99,450
      36,100        * Sapient Corp ...............................      129,599
      10,500        * Siebel Systems, Inc ........................      102,060


                       SEE NOTES TO FINANCIAL STATEMENTS

   2003 Annual Report  Retail Class o  TIAA-CREF Institutional Mutual Funds   11

         Statement of Investments - INSTITUTIONAL MID-CAP GROWTH FUND -
                               September 30, 2003
--------------------------------------------------------------------------------

      SHARES                                                            VALUE
      ------                                                            -----
 BUSINESS SERVICES--(CONTINUED)
      24,400        * SunGard Data Systems, Inc .................. $    641,964
       8,900        * Symantec Corp ..............................      560,878
       6,500        * Synopsys, Inc ..............................      200,005
       3,100        * Unisys Corp ................................       41,943
       5,300        * VeriSign, Inc ..............................       71,391
       8,300        * WebMD Corp .................................       74,036
      12,400        * Westwood One, Inc ..........................      374,356
                                                                   ------------
                      TOTAL BUSINESS SERVICES                         8,207,826
                                                                   ------------
 CHEMICALS AND ALLIED PRODUCTS--10.39%
       2,436          Alcon, Inc .................................      136,781
       6,600          Allergan, Inc ..............................      519,618
       9,400        * Amylin Pharmaceuticals, Inc ................      265,456
         300        * Andrx Corp .................................        5,553
       4,571        * Angiotech Pharmaceuticals, Inc .............      199,524
       3,500          Avery Dennison Corp ........................      176,820
       5,800        * Barr Laboratories, Inc .....................      395,618
       7,000        * Biogen, Inc ................................      267,610
         700        * Cephalon, Inc ..............................       32,144
         600        * Charles River Laboratories International, Inc      18,414
       1,900        * Chiron Corp ................................       98,211
       1,600          Clorox Co ..................................       73,392
         400          Dial Corp ..................................        8,616
      17,814          Ecolab, Inc ................................      449,804
       1,400          Estee Lauder Cos (Class A) .................       47,740
       2,800        * Gilead Sciences, Inc .......................      156,604
       2,400        * ICOS Corp ..................................       91,968
      12,300        * IDEC Pharmaceuticals Corp ..................      407,745
         700        * ImClone Systems, Inc .......................       27,104
         600          International Flavors & Fragrances, Inc ....       19,848
       1,700        * IVAX Corp ..................................       33,320
         200        * King Pharmaceuticals, Inc ..................        3,030
         200          Medicis Pharmaceutical Corp (Class A) ......       11,720
      12,800        * MedImmune, Inc .............................      422,528
      19,600        * Millennium Pharmaceuticals, Inc ............      301,644
      16,600          Mylan Laboratories, Inc ....................      641,590
         100        * Neurocrine Biosciences, Inc ................        4,952
         300        * Pharmaceutical Resources, Inc ..............       20,466
       1,100          Praxair, Inc ...............................       68,145
         600        * Sepracor, Inc ..............................       16,524
       8,499          Serono S.A. ADR ............................      139,214
       1,300        * SICOR, Inc .................................       25,064
         906          Sigma-Aldrich Corp .........................       47,058
                                                                   ------------
                      TOTAL CHEMICALS AND ALLIED PRODUCTS             5,133,825
                                                                   ------------
 COAL MINING--0.02%
         600          Consol Energy, Inc .........................       11,148
                                                                   ------------
                      TOTAL COAL MINING                                  11,148
                                                                   ------------
 COMMUNICATIONS--2.24%
       3,300       b* Adelphia Business Solutions, Inc ...........           36
         300        * Cablevision Systems Corp (Class A) .........        5,430
      10,400        * Cox Radio, Inc (Class A) ...................      227,448
         300        * Entercom Communications Corp ...............       13,446
      11,000        * Foundry Networks, Inc ......................      236,610
      25,812        * Nextel Partners, Inc (Class A) .............      202,624
       6,600        * Qwest Communications International, Inc ....       22,440
      41,351        * Sprint Corp (PCS Group) ....................      236,941
       5,100        * Univision Communications, Inc (Class A) ....      162,843
                                                                   ------------
                      TOTAL COMMUNICATIONS                            1,107,818
                                                                   ------------
 DEPOSITORY INSTITUTIONS--3.35%
      11,000          Charter One Financial, Inc .................      336,600
      20,200        * Concord EFS, Inc ...........................      276,134
         200          First Bancorp (Puerto Rico) ................        6,150
      11,200          New York Community Bancorp, Inc ............      352,912
       8,500          Synovus Financial Corp .....................      212,415
       9,800          TCF Financial Corp .........................      469,910
                                                                   ------------
                      TOTAL DEPOSITORY INSTITUTIONS                   1,654,121
                                                                   ------------
 EATING AND DRINKING PLACES--2.81%
       4,900          Applebee's International, Inc ..............      154,252
       1,100        * Aramark Corp (Class B) .....................       27,533
      14,900        * Brinker International, Inc .................      497,064
         200          CBRL Group, Inc ............................        7,096
       4,800          Darden Restaurants, Inc ....................       91,200
       1,000        * Krispy Kreme Doughnuts, Inc ................       38,500
         600          Outback Steakhouse, Inc ....................       22,722
       1,534          Ruby Tuesday, Inc ..........................       36,985
         700        * The Cheesecake Factory, Inc ................       25,319
       3,037          Wendy's International, Inc .................       98,095
      13,100        * Yum! Brands, Inc ...........................      388,022
                                                                   ------------
                      TOTAL EATING AND DRINKING PLACES                1,386,788
                                                                   ------------
 EDUCATIONAL SERVICES--1.20%
         500        * Apollo Group, Inc (University Of Phoenix
                        Online) ..................................       33,290
       9,804        * Career Education Corp ......................      444,121
         200        * Corinthian Colleges, Inc ...................       11,432
       1,000        * DeVry, Inc .................................       23,660
         800        * Education Management Corp ..................       46,136
         700        * ITT Educational Services, Inc ..............       33,544
                                                                   ------------
                      TOTAL EDUCATIONAL SERVICES                        592,183
                                                                   ------------
 ELECTRIC, GAS, AND SANITARY SERVICES--0.48%
      20,300        * AES Corp ...................................      150,626
       1,600          Kinder Morgan, Inc .........................       86,416
                                                                   ------------
                      TOTAL ELECTRIC, GAS, AND SANITARY SERVICES        237,042
                                                                   ------------
 ELECTRONIC AND OTHER ELECTRIC EQUIPMENT--10.02%
         200          Adtran, Inc ................................       12,236
       8,300        * Advanced Fibre Communications, Inc .........      174,051
     149,500        * Agere Systems, Inc (Class B) ...............      432,055
      17,600        * Altera Corp ................................      332,640
         100          Ametek, Inc ................................        4,286
         900        * Amkor Technology, Inc ......................       12,789
      57,300        * Atmel Corp .................................      229,773
       8,100        * Broadcom Corp (Class A) ....................      215,622
       1,400        * CIENA Corp .................................        8,274
      10,900        * Comverse Technology, Inc ...................      163,064
       1,200        * Cree, Inc ..................................       22,224
       8,800        * Cypress Semiconductor Corp .................      155,584
       6,900        * Energizer Holdings, Inc ....................      253,713
         500          Harman International Industries, Inc .......       49,175
         500        * Integrated Circuit Systems, Inc ............       15,020
       1,600        * Interdigital Communications Corp ...........       24,000
         900          Intersil Corp (Class A) ....................       21,420
       5,300        * Jabil Circuit, Inc .........................      138,065
      52,200        * JDS Uniphase Corp ..........................      187,920
         700        * L-3 Communications Holdings, Inc ...........       30,275
       1,400          Maytag Corp ................................       34,958
       2,600        * McData Corp (Class A) ......................       31,122
       8,867          Microchip Technology, Inc ..................      212,276
      12,600        * Micron Technology, Inc .....................      169,092
       3,100          Molex, Inc .................................       88,629
      13,600        * National Semiconductor Corp ................      439,144
       8,400        * Novellus Systems, Inc ......................      283,500
       5,300        * Nvidia Corp ................................       84,328
       8,400        * PMC-Sierra, Inc ............................      110,804
       9,900        * QLogic Corp ................................      465,399
       3,500        * Rambus, Inc ................................       58,730
       2,600          Rockwell Collins, Inc ......................       65,650
      34,986        * Sanmina-SCI Corp ...........................      339,364
       1,000        * Tellabs, Inc ...............................        6,790
       2,500        * Utstarcom, Inc .............................       79,525
                                                                   ------------
                      TOTAL ELECTRONIC AND OTHER ELECTRIC EQUIPMENT   4,951,497
                                                                   ------------

                        SEE NOTES TO FINANCIAL STATEMENTS

12   TIAA-CREF Institutional Mutual Funds o Retail Class  2003 Annual Report

         Statement of Investments - INSTITUTIONAL MID-CAP GROWTH FUND -
                               September 30, 2003
--------------------------------------------------------------------------------

      SHARES                                                            VALUE
      ------                                                            -----
 ENGINEERING AND MANAGEMENT SERVICES--2.05%
         300        * Affymetrix, Inc ............................ $      6,297
         900        * Celgene Corp ...............................       38,997
       5,800        * Corporate Executive Board Co ...............      272,310
       5,300        * Jacobs Engineering Group, Inc ..............      239,030
       5,358          Moody's Corp ...............................      294,529
         469        * Pharmaceutical Product Development, Inc ....       11,251
       2,500        * Quest Diagnostics, Inc .....................      151,600
                                                                   ------------
                      TOTAL ENGINEERING AND MANAGEMENT SERVICES       1,014,014
                                                                   ------------
 FABRICATED METAL PRODUCTS--0.16%
         400        * Alliant Techsystems, Inc ...................       19,220
       1,100          Ball Corp ..................................       59,400
                                                                   ------------
                      TOTAL FABRICATED METAL PRODUCTS                    78,620
                                                                   ------------
 FOOD AND KINDRED PRODUCTS--1.68%
      11,100        * Constellation Brands, Inc (Class A) ........      338,439
      10,300        * Dean Foods Co ..............................      319,609
       1,200          Hershey Foods Corp .........................       87,216
       4,100          Pepsi Bottling Group, Inc ..................       84,378
                                                                   ------------
                      TOTAL FOOD AND KINDRED PRODUCTS                   829,642
                                                                   ------------
 FOOD STORES--1.34%
      19,700        * Starbucks Corp .............................      567,360
       1,700        * Whole Foods Market, Inc ....................       93,806
                                                                   ------------
                      TOTAL FOOD STORES                                 661,166
                                                                   ------------
 FURNITURE AND FIXTURES--0.58%
       1,300          HON Industries, Inc ........................       48,048
       1,600          Herman Miller, Inc .........................       36,432
         200          Leggett & Platt, Inc .......................        4,326
       9,000          Newell Rubbermaid, Inc .....................      195,030
                                                                   ------------
                      TOTAL FURNITURE AND FIXTURES                      283,836
                                                                   ------------
 FURNITURE AND HOMEFURNISHINGS STORES--1.04%
         200          Pier 1 Imports, Inc ........................        3,848
       7,800          RadioShack Corp ............................      221,598
      10,700        * Williams-Sonoma, Inc .......................      288,686
                                                                   ------------
                      TOTAL FURNITURE AND HOMEFURNISHINGS STORES        514,132
                                                                   ------------
 GENERAL BUILDING CONTRACTORS--0.03%
         200          Centex Corp ................................       15,576
                                                                   ------------
                      TOTAL GENERAL BUILDING CONTRACTORS                 15,576
                                                                   ------------
 GENERAL MERCHANDISE STORES--1.40%
         600        * 99 Cents Only Stores .......................       19,404
      13,100          Dollar General Corp ........................      262,000
       4,900        * Dollar Tree Stores, Inc ....................      164,150
       6,200          Family Dollar Stores, Inc ..................      247,318
                                                                   ------------
                      TOTAL GENERAL MERCHANDISE STORES                  692,872
                                                                   ------------
 HEALTH SERVICES--4.20%
      11,500        * Caremark Rx, Inc ...........................      259,900
         700        * Coventry Health Care, Inc ..................       36,918
      11,645        * DaVita, Inc ................................      370,660
       5,287        * Express Scripts, Inc .......................      323,300
       1,400        * First Health Group Corp ....................       36,610
      20,300          Health Management Associates, Inc (Class A)       442,743
      13,500        * Laboratory Corp Of America Holdings ........      387,450
       3,100        * Lincare Holdings, Inc ......................      113,615
       2,800        * Triad Hospitals, Inc .......................       84,784
         399        * Universal Health Services, Inc (Class B) ...       19,731
                                                                   ------------
                      TOTAL HEALTH SERVICES                           2,075,711
                                                                   ------------
 HOLDING AND OTHER INVESTMENT OFFICES--0.24%
       1,200          Chelsea Property Group, Inc ................       57,480
       1,200          Cousins Properties, Inc ....................       33,300
         300          Mills Corp .................................       11,805
         100          Popular, Inc ...............................        3,980
         300          Rouse Co ...................................       12,510
                                                                   ------------
                      TOTAL HOLDING AND OTHER INVESTMENT OFFICES        119,075
                                                                   ------------
 HOTELS AND OTHER LODGING PLACES--1.24%
      29,200          Hilton Hotels Corp .........................      473,624
       3,100          Marriott International, Inc (Class A) ......      133,393
         100          Starwood Hotels & Resorts Worldwide, Inc ...        3,480
                                                                   ------------
                      TOTAL HOTELS AND OTHER LODGING PLACES             610,497
                                                                   ------------
 INDUSTRIAL MACHINERY AND EQUIPMENT--6.42%
       1,300        * American Standard Cos, Inc .................      109,525
         500        * Avocent Corp ...............................       15,145
       6,700          Black & Decker Corp ........................      271,685
         689        * Cooper Cameron Corp ........................       31,839
         500          Donaldson Co, Inc ..........................       26,950
       8,500        * Emulex Corp ................................      216,495
         300        * FMC Technologies, Inc ......................        6,426
       5,700          Graco, Inc .................................      214,035
       1,300        * Grant Prideco, Inc .........................       13,247
      15,600          International Game Technology ..............      439,140
       1,800          ITT Industries, Inc ........................      107,712
       3,900        * Lam Research Corp ..........................       86,385
       5,800        * Lexmark International, Inc .................      365,458
         200        * National-Oilwell, Inc ......................        3,628
      10,400        * Network Appliance, Inc .....................      213,512
      11,000          Pall Corp ..................................      246,840
       7,800          Pitney Bowes, Inc ..........................      298,896
       1,000        * Sandisk Corp ...............................       63,740
       1,600        * Smith International, Inc ...................       57,568
      33,200        * Solectron Corp .............................      194,220
         500        * SPX Corp ...................................       22,640
         700        * Storage Technology Corp ....................       16,898
       8,900          Symbol Technologies, Inc ...................      106,355
         200        * Xerox Corp .................................        2,052
         750        * Zebra Technologies Corp (Class A) ..........       38,678
                                                                   ------------
                      TOTAL INDUSTRIAL MACHINERY AND EQUIPMENT        3,169,069
                                                                   ------------
 INSTRUMENTS AND RELATED PRODUCTS--6.13%
       7,300          Applera Corp (Applied Biosystems Group) ....      162,863
         700          Bard (C.R.), Inc ...........................       49,700
       1,200          Beckman Coulter, Inc .......................       54,648
      11,200          Biomet, Inc ................................      376,432
       1,400          Dentsply International, Inc ................       62,776
       1,100        * Edwards Lifesciences Corp ..................       29,788
         500        * Fisher Scientific International, Inc .......       19,845
       6,550        * KLA-Tencor Corp ............................      336,670
         400        * Mettler-Toledo International, Inc ..........       14,380
         500        * Millipore Corp .............................       23,030
       7,800        * MKS Instruments, Inc .......................      168,948
       6,200        * Resmed, Inc ................................      272,676
         200        * Respironics, Inc ...........................        8,356
         700        * Steris Corp ................................       16,114
       5,100        * Teradyne, Inc ..............................       94,860
       6,900        * Varian Medical Systems, Inc ................      396,612
       4,900        * Waters Corp ................................      134,407
      14,600        * Zimmer Holdings, Inc .......................      804,460
                                                                   ------------
                      TOTAL INSTRUMENTS AND RELATED PRODUCTS          3,026,565
                                                                   ------------
 INSURANCE AGENTS, BROKERS AND SERVICE--0.65%
         600          Brown & Brown, Inc .........................       18,468
         900          Gallagher (Arthur J.) & Co .................       25,452
      10,300        * National Financial Partners Corp ...........      278,100
                                                                   ------------
                      TOTAL INSURANCE AGENTS, BROKERS AND SERVICE       322,020
                                                                   ------------
 INSURANCE CARRIERS--3.03%
       7,000        * AdvancePCS .................................      318,990
       9,800          Aetna, Inc .................................      598,094
       4,200        * Anthem, Inc ................................      299,586
         500        * Health Net, Inc ............................       15,835
         600        * Markel Corp ................................      160,200
         700        * Mid Atlantic Medical Services, Inc .........       36,001



                       SEE NOTES TO FINANCIAL STATEMENTS

   2003 Annual Report  Retail Class o  TIAA-CREF Institutional Mutual Funds   13

         Statement of Investments - INSTITUTIONAL MID-CAP GROWTH FUND -
                               September 30, 2003
--------------------------------------------------------------------------------

      SHARES                                                            VALUE
      ------                                                            -----
 INSURANCE CARRIERS--(CONTINUED)
       1,700        * Oxford Health Plans, Inc ................... $     70,227
                                                                   ------------
                      TOTAL INSURANCE CARRIERS                        1,498,933
                                                                   ------------
 LEATHER AND LEATHER PRODUCTS--0.57%
       4,800        * Coach, Inc .................................      262,080
         500        * Timberland Co (Class A) ....................       21,330
                                                                   ------------
                      TOTAL LEATHER AND LEATHER PRODUCTS                283,410
                                                                   ------------
 METAL MINING--0.53%
       6,500          Freeport-McMoRan Copper & Gold, Inc (Class A)     215,150
       2,000          Southern Peru Copper Corp ..................       44,240
                                                                   ------------
                      TOTAL METAL MINING                                259,390
                                                                   ------------
 MISCELLANEOUS MANUFACTURING INDUSTRIES--0.74%
      19,400          Mattel, Inc ................................      367,824
                                                                   ------------
                      TOTAL MISCELLANEOUS MANUFACTURING INDUSTRIES      367,824
                                                                   ------------
 MISCELLANEOUS RETAIL--2.87%
       7,400        * Barnes & Noble, Inc ........................      188,034
       1,000        * Marvel Enterprises, Inc ....................       22,250
       1,100          Michaels Stores, Inc .......................       44,836
         300          Omnicare, Inc ..............................       10,818
         100          Petsmart, Inc ..............................        2,270
      13,100        * Rite Aid Corp ..............................       67,596
      40,100        * Staples, Inc ...............................      952,375
       3,500          Tiffany & Co ...............................      130,655
                                                                   ------------
                      TOTAL MISCELLANEOUS RETAIL                      1,418,834
                                                                   ------------
 NONDEPOSITORY INSTITUTIONS--0.18%
       1,800          Doral Financial Corp .......................       84,600
         300        * Providian Financial Corp ...................        3,537
                                                                   ------------
                      TOTAL NONDEPOSITORY INSTITUTIONS                   88,137
                                                                   ------------
 OIL AND GAS EXTRACTION--2.95%
      14,500        * BJ Services Co .............................      495,465
       7,000          Chesapeake Energy Corp .....................       75,460
         700          ENSCO International, Inc ...................       18,774
       3,500          EOG Resources, Inc .........................      146,090
         400        * Key Energy Services, Inc ...................        3,860
       6,600          Noble Energy, Inc ..........................      252,780
       2,600        * Patterson-UTI Energy, Inc ..................       70,382
         500        * Pioneer Natural Resources Co ...............       12,730
       1,600        * Pride International, Inc ...................       27,120
       9,500        * Rowan Cos, Inc .............................      233,510
         700        * Varco International, Inc ...................       11,837
         200        * Westport Resources Corp ....................        4,708
       4,900          XTO Energy, Inc ............................      102,851
                                                                   ------------
                      TOTAL OIL AND GAS EXTRACTION                    1,455,567
                                                                   ------------
 PAPER AND ALLIED PRODUCTS--0.02%
         400        * Pactiv Corp ................................        8,112
                                                                   ------------
                      TOTAL PAPER AND ALLIED PRODUCTS                     8,112
                                                                   ------------
 PERSONAL SERVICES--1.68%
       5,100          Cintas Corp ................................      187,884
       7,800          H & R Block, Inc ...........................      336,570
         600          Regis Corp .................................       19,260
       6,900        * Weight Watchers International, Inc .........      287,040
                                                                   ------------
                      TOTAL PERSONAL SERVICES                           830,754
                                                                   ------------
 PRINTING AND PUBLISHING--1.42%
      10,700          Belo Corp (Class A) ........................      259,475
       7,400          New York Times Co (Class A) ................      321,604
       1,400          Scripps (E.W.) Co (Class A) ................      119,140
                                                                   ------------
                      TOTAL PRINTING AND PUBLISHING                     700,219
                                                                   ------------
 REAL ESTATE--0.05%
         800          St. Joe Co .................................       25,664
                                                                   ------------
                      TOTAL REAL ESTATE                                  25,664
                                                                   ------------
 RUBBER AND MISCELLANEOUS PLASTICS PRODUCTS--0.81%
       8,500        * Sealed Air Corp ............................      401,455
                                                                   ------------
                      TOTAL RUBBER AND MISCELLANEOUS PLASTICS
                      PRODUCTS                                          401,455
                                                                   ------------
 SECURITY AND COMMODITY BROKERS--2.04%
       1,300        * Affiliated Managers Group, Inc .............       81,640
       5,648        * Ameritrade Holding Corp ....................       63,540
       1,400        * E*trade Group, Inc .........................       12,964
         700          Eaton Vance Corp ...........................       23,436
       9,100          Federated Investors, Inc (Class B) .........      252,070
       1,100          Investors Financial Services Corp ..........       34,540
       5,800          Legg Mason, Inc ............................      418,760
         700          Neuberger Berman, Inc ......................       29,309
       1,200          SEI Investments Co .........................       39,000
         800          T Rowe Price Group, Inc ....................       33,008
         900          Waddell & Reed Financial, Inc (Class A) ....       21,213
                                                                   ------------
                      TOTAL SECURITY AND COMMODITY BROKERS            1,009,480
                                                                   ------------
 STONE, CLAY, AND GLASS PRODUCTS--0.59%
      31,000        * Corning, Inc ...............................      292,020
                                                                   ------------
                      TOTAL STONE, CLAY, AND GLASS PRODUCTS             292,020
                                                                   ------------
 TRANSPORTATION BY AIR--0.17%
       1,400        * JetBlue Airways Corp .......................       85,358
                                                                   ------------
                      TOTAL TRANSPORTATION BY AIR                        85,358
                                                                   ------------
 TRANSPORTATION EQUIPMENT--1.01%
       4,635          Autoliv, Inc ...............................      139,838
       2,100          Gentex Corp ................................       73,164
       5,100        * Navistar International Corp ................      190,128
         300          Polaris Industries, Inc ....................       22,245
       2,500        * United Defense Industries, Inc .............       70,975
                                                                   ------------
                      TOTAL TRANSPORTATION EQUIPMENT                    496,350
                                                                   ------------
 TRANSPORTATION SERVICES--0.67%
       7,542          C.H. Robinson Worldwide, Inc ...............      280,638
       1,400          Expeditors International Of Washington, Inc        48,174
                                                                   ------------
                      TOTAL TRANSPORTATION SERVICES                     328,812
                                                                   ------------
 TRUCKING AND WAREHOUSING--0.07%
         400        * Hunt (J.B.) Transport Services, Inc ........       10,408
         200        * Swift Transportation Co, Inc ...............        4,538
         900          Werner Enterprises, Inc ....................       20,619
                                                                   ------------
                      TOTAL TRUCKING AND WAREHOUSING                     35,565
                                                                   ------------
 WHOLESALE TRADE-DURABLE GOODS--0.65%
      11,600        * Arrow Electronics, Inc .....................      213,324
       1,100          CDW Corp ...................................       63,514
         800        * Patterson Dental Co ........................       46,064
                                                                   ------------
                      TOTAL WHOLESALE TRADE-DURABLE GOODS               322,902
                                                                   ------------
 WHOLESALE TRADE-NONDURABLE GOODS--0.99%
       4,200          AmerisourceBergen Corp .....................      227,010
         103        * Henry Schein, Inc ..........................        5,840
       7,400          McKesson Corp ..............................      246,346
         200        * Performance Food Group Co ..................        8,143
                                                                   ------------
                      TOTAL WHOLESALE TRADE-NONDURABLE GOODS            487,339
                                                                   ------------
                      TOTAL COMMON STOCK
                       (COST $44,259,254)                            48,914,493
                                                                   ------------
                      TOTAL PORTFOLIO--99.00%
                       (COST $44,259,254)                            48,914,493

                      OTHER ASSETS & LIABILITIES, NET--1.00%            495,757
                                                                   ------------
                      NET ASSETS--100.00%                          $ 49,410,250
                                                                   ============

------------
*  Non-income producing
b  In bankruptcy

At September 30, 2003, the aggregate cost of portfolio investments for federal income tax purposes was $44,723,302. Net unrealized appreciation of portfolio investments aggregated $4,191,191 of which $5,266,091 related to appreciated portfolio investments and $1,074,900 related to depreciated portfolio investments.

                        SEE NOTES TO FINANCIAL STATEMENTS

14   TIAA-CREF Institutional Mutual Funds o Retail Class  2003 Annual Report

Statement of Investments - INSTITUTIONAL MID-CAP VALUE FUND - September 30, 2003
--------------------------------------------------------------------------------

                               Summary by Industry
                                                             VALUE           %
--------------------------------------------------------------------------------
COMMON STOCK:
Amusement and Recreation Services ...................... $   127,145       0.44%
Apparel and Accessory Stores ...........................     201,086       0.69
Apparel and Other Textile Products .....................     251,502       0.86
Business Services ......................................   1,402,728       4.81
Chemicals and Allied Products ..........................   1,510,316       5.19
Communications .........................................   1,266,608       4.34
Depository Institutions ................................   3,161,771      10.85
Eating and Drinking Places .............................     338,155       1.16
Electric, Gas, and Sanitary Services ...................   3,763,980      12.91
Electronic and Other Electric Equipment ................     771,520       2.65
Engineering and Management Services ....................     648,639       2.22
Fabricated Metal Products ..............................     208,153       0.71
Food and Kindred Products ..............................     863,112       2.96
Food Stores ............................................     356,075       1.22
Furniture and Fixtures .................................     419,527       1.44
Furniture and Homefurnishings Stores ...................     161,676       0.55
General Merchandise Stores .............................     513,398       1.76
Health Services ........................................     336,623       1.15
Holding and Other Investment Offices ...................   2,838,804       9.74
Hotels and Other Lodging Places ........................     282,471       0.97
Industrial Machinery and Equipment .....................   1,859,840       6.38
Instruments and Related Products .......................     413,084       1.42
Insurance Carriers .....................................   2,715,978       9.32
Miscellaneous Retail ...................................     278,087       0.95
Motion Pictures ........................................      16,800       0.06
Nondepository Institutions .............................     132,772       0.46
Oil and Gas Extraction .................................   1,258,210       4.32
Paper and Allied Products ..............................     566,620       1.94
Printing and Publishing ................................     222,707       0.76
Railroad Transportation ................................     312,712       1.07
Security and Commodity Brokers .........................     601,275       2.06
Stone, Clay, and Glass Products ........................     324,858       1.12
Textile Mill Products ..................................     173,022       0.59
Tobacco Products .......................................     180,527       0.62
Transportation By Air ..................................      67,099       0.23
Transportation Equipment ...............................     179,524       0.62
Wholesale Trade-Nondurable Goods .......................     134,882       0.46
                                                         -----------     ------
TOTAL COMMON STOCK (COST $26,785,906) ..................  28,861,286      99.00
                                                         -----------     ------
TOTAL PORTFOLIO (COST $26,785,906) .....................  28,861,286      99.00
OTHER ASSETS & LIABILITIES, NET ........................     292,402       1.00
                                                         -----------     ------
NET ASSETS ............................................. $29,153,688     100.00%
                                                         ===========     ======

                             ----------------------

      SHARES                                                            VALUE
      ------                                                            -----
COMMON STOCK--99.00%
 AMUSEMENT AND RECREATION SERVICES--0.44%
       5,611        * WMS Industries, Inc ......................... $    27,145
                                                                    -----------
                      TOTAL AMUSEMENT AND RECREATION SERVICES           127,145
                                                                    -----------
 APPAREL AND ACCESSORY STORES--0.69%
      13,532        * American Eagle Outfitters, Inc ..............     201,086
                                                                    -----------
                      TOTAL APPAREL AND ACCESSORY STORES                201,086
                                                                    -----------
 APPAREL AND OTHER TEXTILE PRODUCTS--0.86%
       8,403          Jones Apparel Group, Inc ....................     251,502
                                                                    -----------
                      TOTAL APPAREL AND OTHER TEXTILE PRODUCTS          251,502
                                                                    -----------
 BUSINESS SERVICES--4.81%
      11,162        * BMC Software, Inc ...........................     155,487
      24,679        * Brocade Communications Systems, Inc .........     128,824
       3,404        * Computer Sciences Corp ......................     127,888
       7,842        * Convergys Corp ..............................     143,822
         900          Deluxe Corp .................................      36,126
       8,620          Electronic Data Systems Corp ................     174,124
         208          GTECH Holdings Corp .........................       8,913
       4,520          Manpower, Inc ...............................     167,692
      20,978        * Siebel Systems, Inc .........................     203,906
      10,718          Viad Corp ...................................     255,946
                                                                    -----------
                      TOTAL BUSINESS SERVICES                         1,402,728
                                                                    -----------
 CHEMICALS AND ALLIED PRODUCTS--5.19%
       1,100          Alberto-Culver Co (Class B) .................      64,702
       1,800          Clorox Co ...................................      82,566
      14,234          Dial Corp ...................................     306,600
       7,438          International Flavors & Fragrances, Inc .....     246,049
      17,345        * Millennium Chemicals, Inc ...................     165,645
       9,626        * Millennium Pharmaceuticals, Inc .............     148,144
         600          PPG Industries, Inc .........................      31,332
       7,932          Rohm & Haas Co ..............................     265,325
       1,078          Sigma-Aldrich Corp ..........................      55,991
       3,086          Valspar Corp ................................     143,962
                                                                    -----------
                      TOTAL CHEMICALS AND ALLIED PRODUCTS             1,510,316
                                                                    -----------
 COMMUNICATIONS--4.34%
      14,660        * Avaya, Inc ..................................     159,794
       3,503        * Entercom Communications Corp ................     157,004
       7,800        * Hearst-Argyle Television, Inc ...............     188,760
      36,527        * Level 3 Communications, Inc .................     197,976
     164,721        * Lucent Technologies, Inc ....................     355,798
       3,666          Telephone & Data Systems, Inc ...............     207,276
                                                                    -----------
                      TOTAL COMMUNICATIONS                            1,266,608
                                                                    -----------
 DEPOSITORY INSTITUTIONS--10.85%
         131          AmSouth Bancorp .............................       2,780
       9,460          Astoria Financial Corp ......................     292,314
       2,630          Bank Of Hawaii Corp .........................      88,315
         473        * BOK Financial Corp ..........................      17,818
         600          Capitol Federal Financial ...................      17,616
      14,951          Charter One Financial, Inc ..................     457,501
         200          Comerica, Inc ...............................       9,320
       1,597          Commerce Bancshares, Inc ....................      69,869
       4,052          First Tennessee National Corp ...............     172,048
       1,379          FNB Corp ....................................      47,603
      14,134          Hibernia Corp (Class A) .....................     286,355
       1,343          Hudson City Bancorp, Inc ....................      41,418
       1,100          IndyMac Bancorp, Inc ........................      25,487
         341          International Bancshares Corp ...............      14,134
       5,620          New York Community Bancorp, Inc .............     177,086
      10,367          North Fork Bancorp, Inc .....................     360,253
         200          Park National Corp ..........................      22,380
       4,348          Regions Financial Corp ......................     148,919
       5,800          SouthTrust Corp .............................     170,462
       5,785          TCF Financial Corp ..........................     277,391
         622          Trustmark Corp ..............................      16,875
       4,603          Union Planters Corp .........................     145,639
       4,808          UnionBanCal Corp ............................     238,477
         315          Valley National Bancorp .....................       8,770
       2,100          Washington Federal, Inc .....................      52,941
                                                                    -----------
                      TOTAL DEPOSITORY INSTITUTIONS                   3,161,771
                                                                    -----------
 EATING AND DRINKING PLACES--1.16%
          45          CBRL Group, Inc .............................       1,597
      10,798          Darden Restaurants, Inc .....................     205,162
       4,068          Wendy's International, Inc ..................     131,396
                                                                    -----------
                      TOTAL EATING AND DRINKING PLACES                  338,155
                                                                    -----------
 ELECTRIC, GAS, AND SANITARY SERVICES--12.91%
       1,870          AGL Resources, Inc ..........................      52,678
      28,567        * Allegheny Energy, Inc .......................     261,102
       2,555          Allete, Inc .................................      69,956
         100          Ameren Corp .................................       4,291
       5,490          Cinergy Corp ................................     201,483


                       SEE NOTES TO FINANCIAL STATEMENTS

   2003 Annual Report  Retail Class o  TIAA-CREF Institutional Mutual Funds   15

Statement of Investments - INSTITUTIONAL MID-CAP VALUE FUND - September 30, 2003
--------------------------------------------------------------------------------

      SHARES                                                            VALUE
      ------                                                            -----
 ELECTRIC, GAS, AND SANITARY SERVICES--(CONTINUED)
       4,228          Consolidated Edison, Inc .................... $   172,333
         100          Constellation Energy Group, Inc .............       3,578
       4,264          Equitable Resources, Inc ....................     175,250
       1,127          Hawaiian Electric Industries, Inc ...........      49,058
       3,400          KeySpan Corp ................................     119,272
       8,585          National Fuel Gas Co ........................     196,167
          44          Nicor, Inc ..................................       1,546
       1,300          Peoples Energy Corp .........................      53,794
      11,354          Pepco Holdings, Inc .........................     196,197
       1,304        * PG&E Corp ...................................      31,166
       2,050          Philadelphia Suburban Corp ..................      49,364
       1,128          Piedmont Natural Gas Co, Inc ................      43,992
       9,596          PPL Corp ....................................     392,956
       4,252          Public Service Enterprise Group, Inc ........     178,584
       1,200          Puget Energy, Inc ...........................      26,916
      38,636        * Reliant Resources, Inc ......................     197,816
      11,570          Republic Services, Inc ......................     261,945
         600          SCANA Corp ..................................      20,550
       3,887          Sempra Energy ...............................     114,122
      12,246          TXU Corp ....................................     288,516
       1,411          UGI Corp ....................................      40,820
      21,771          Williams Cos, Inc ...........................     205,083
       2,900          Wisconsin Energy Corp .......................      88,653
       1,144          WPS Resources Corp ..........................      47,133
      14,199          Xcel Energy, Inc ............................     219,659
                                                                    -----------
                      TOTAL ELECTRIC, GAS, AND SANITARY SERVICES      3,763,980
                                                                    -----------
 ELECTRONIC AND OTHER ELECTRIC EQUIPMENT--2.65%
      35,872        * Applied Micro Circuits Corp .................     174,697
       8,283        * ASML Holding NV (New York Shs) ..............     108,756
      45,075        * Atmel Corp ..................................     180,751
      10,110        * Comverse Technology, Inc ....................     151,246
      31,851        * Sycamore Networks, Inc ......................     156,070
                                                                    -----------
                      TOTAL ELECTRONIC AND OTHER ELECTRIC EQUIPMENT     771,520
                                                                    -----------
 ENGINEERING AND MANAGEMENT SERVICES--2.22%
      22,360        * BearingPoint, Inc ...........................     178,433
      19,641          Monsanto Co .................................     470,206
                                                                    -----------
                      TOTAL ENGINEERING AND MANAGEMENT SERVICES         648,639
                                                                    -----------
 FABRICATED METAL PRODUCTS--0.71%
         244        * Alliant Techsystems, Inc ....................      11,724
         411          Fortune Brands, Inc .........................      23,324
       5,864          Stanley Works ...............................     173,105
                                                                    -----------
                      TOTAL FABRICATED METAL PRODUCTS                   208,153
                                                                    -----------
 FOOD AND KINDRED PRODUCTS--2.96%
       9,963          Archer Daniels Midland Co ...................     130,615
       7,613          Coors (Adolph) Co (Class B) .................     409,275
       3,100        * Dean Foods Co ...............................      96,193
       1,064          Hershey Foods Corp ..........................      77,332
       2,200          Hormel Foods Corp ...........................      50,556
       1,441          J.M. Smucker Co .............................      60,753
       1,400          McCormick & Co, Inc (Non-Vote) ..............      38,388
                                                                    -----------
                      TOTAL FOOD AND KINDRED PRODUCTS                   863,112
                                                                    -----------
 FOOD STORES--1.22%
      15,522        * Safeway, Inc ................................     356,075
                                                                    -----------
                      TOTAL FOOD STORES                                 356,075
                                                                    -----------
 FURNITURE AND FIXTURES--1.44%
         972          Hillenbrand Industries, Inc .................      54,840
         556          Johnson Controls, Inc .......................      52,598
       2,815        * Lear Corp ...................................     148,182
      13,914          Steelcase, Inc (Class A) ....................     163,907
                                                                    -----------
                      TOTAL FURNITURE AND FIXTURES                      419,527
                                                                    -----------
 FURNITURE AND HOMEFURNISHINGS STORES--0.55%
      16,965          Circuit City Stores, Inc (Circuit City Group)     161,676
                                                                    -----------
                      TOTAL FURNITURE AND HOMEFURNISHINGS STORES        161,676
                                                                    -----------
 GENERAL MERCHANDISE STORES--1.76%
      17,471          May Department Stores Co ....................     430,311
       1,900          Sears Roebuck & Co ..........................      83,087
                                                                    -----------
                      TOTAL GENERAL MERCHANDISE STORES                  513,398
                                                                    -----------
 HEALTH SERVICES--1.15%
         743        * Community Health Systems, Inc ...............      16,123
       7,567        * Tenet Healthcare Corp .......................     109,570
       6,966        * Triad Hospitals, Inc ........................     210,930
                                                                    -----------
                      TOTAL HEALTH SERVICES                             336,623
                                                                    -----------
 HOLDING AND OTHER INVESTMENT OFFICES--9.74%
       2,156          Allied Capital Corp .........................      53,016
       9,888          AMB Property Corp ...........................     304,649
       7,976          Apartment Investment & Management Co (Class A)    313,935
       5,447          Developers Diversified Realty Corp ..........     162,702
         129          Equity Residential ..........................       3,777
       5,004          General Growth Properties, Inc ..............     358,787
          30          Health Care Property Investors, Inc .........       1,401
          10          Healthcare Realty Trust, Inc ................         320
      14,020          Highwoods Properties, Inc ...................     334,517
       3,338          iShares Russell Midcap Value Index Fund .....     271,413
       2,156          Kimco Realty Corp ...........................      88,331
       4,771          Mack-Cali Realty Corp .......................     187,023
      15,052          Nationwide Health Properties, Inc ...........     263,259
       2,740          New Plan Excel Realty Trust .................      63,842
       2,315          Popular, Inc ................................      92,137
       1,300          Realty Income Corp ..........................      51,545
       2,000          Rouse Co ....................................      83,400
       2,800          Simon Property Group, Inc ...................     122,024
       3,100          United Dominion Realty Trust, Inc ...........      56,761
         577          Weingarten Realty Investors .................      25,965
                                                                    -----------
                      TOTAL HOLDING AND OTHER INVESTMENT OFFICES      2,838,804
                                                                    -----------
 HOTELS AND OTHER LODGING PLACES--0.97%
      17,415          Hilton Hotels Corp ..........................     282,471
                                                                    -----------
                      TOTAL HOTELS AND OTHER LODGING PLACES             282,471
                                                                    -----------
 INDUSTRIAL MACHINERY AND EQUIPMENT--6.38%
      14,057        * AGCO Corp ...................................     240,937
       5,835        * Apple Computer, Inc .........................     120,376
       6,444          Kennametal, Inc .............................     241,006
       5,202          Manitowoc Co, Inc ...........................     112,831
      10,796          Pitney Bowes, Inc ...........................     413,703
      48,706        * Solectron Corp ..............................     284,930
       6,586        * SPX Corp ....................................     298,214
       9,701          Timken Co ...................................     147,843
                                                                    -----------
                      TOTAL INDUSTRIAL MACHINERY AND EQUIPMENT        1,859,840
                                                                    -----------
 INSTRUMENTS AND RELATED PRODUCTS--1.42%
       6,887        * Agilent Technologies, Inc ...................     152,272
       6,132          Eastman Kodak Co ............................     128,404
       6,113        * MKS Instruments, Inc ........................     132,408
                                                                    -----------
                      TOTAL INSTRUMENTS AND RELATED PRODUCTS            413,084
                                                                    -----------
 INSURANCE CARRIERS--9.32%
       5,566          Aetna, Inc ..................................     339,693
          57        * Alleghany Corp ..............................      11,129
         179          American National Insurance Co ..............      15,224
       1,800          Berkley (W.R.) Corp .........................      61,668
       2,700          Cigna Corp ..................................     120,555
         800          Cincinnati Financial Corp ...................      31,968
         704          Erie Indemnity Co (Class A) .................      27,386
          11          Fidelity National Financial, Inc ............         331
       1,135          HCC Insurance Holdings, Inc .................      33,006
         950        * Health Net, Inc .............................      30,087

                        SEE NOTES TO FINANCIAL STATEMENTS

16   TIAA-CREF Institutional Mutual Funds o Retail Class  2003 Annual Report

Statement of Investments - INSTITUTIONAL MID-CAP VALUE FUND - September 30, 2003
--------------------------------------------------------------------------------

      SHARES                                                            VALUE
      ------                                                            -----
INSURANCE CARRIERS--(CONTINUED)
       2,901          Jefferson-Pilot Corp ........................ $   128,746
       5,482          John Hancock Financial Services, Inc ........     185,292
       9,198          Lincoln National Corp .......................     325,425
      18,092          Max Re Capital Ltd ..........................     307,745
         200          MBIA, Inc ...................................      10,994
       5,390          MGIC Investment Corp ........................     280,657
       2,800          Old Republic International Corp .............      92,652
       7,218          Safeco Corp .................................     254,507
       8,115          St. Paul Cos, Inc ...........................     300,498
       2,600          Torchmark Corp ..............................     105,664
         627          Transatlantic Holdings, Inc .................      44,592
          24          Wesco Financial Corp ........................       8,159
                                                                    -----------
                      TOTAL INSURANCE CARRIERS                        2,715,978
                                                                    -----------
 MISCELLANEOUS RETAIL--0.95%
      10,944        * Barnes & Noble, Inc .........................     278,087
                                                                    -----------
                      TOTAL MISCELLANEOUS RETAIL                        278,087
                                                                    -----------
 MOTION PICTURES--0.06%
         800          Blockbuster, Inc (Class A) ..................      16,800
                                                                    -----------
                      TOTAL MOTION PICTURES                              16,800
                                                                    -----------
 NONDEPOSITORY INSTITUTIONS--0.46%
       3,800          CIT Group, Inc ..............................     109,288
         300          Countrywide Financial Corp ..................      23,484
                                                                    -----------
                      TOTAL NONDEPOSITORY INSTITUTIONS                  132,772
                                                                    -----------
 OIL AND GAS EXTRACTION--4.32%
      11,165          Diamond Offshore Drilling, Inc ..............     213,252
       5,935          Marathon Oil Corp ...........................     169,148
       8,092          Noble Energy, Inc ...........................     309,924
      12,872        * Pioneer Natural Resources Co ................     327,721
         388          Unocal Corp .................................      12,230
      13,361        * Varco International, Inc ....................     225,935
                                                                    -----------
                      TOTAL OIL AND GAS EXTRACTION                    1,258,210
                                                                    -----------
 PAPER AND ALLIED PRODUCTS--1.94%
      27,918          Abitibi-Consolidated, Inc ...................     195,426
      16,800          Abitibi-Consolidated, Inc (Canada) ..........     118,021
      16,848        * Smurfit-Stone Container Corp ................     252,383
          36          Sonoco Products Co ..........................         790
                                                                    -----------
                      TOTAL PAPER AND ALLIED PRODUCTS                   566,620
                                                                    -----------
 PRINTING AND PUBLISHING--0.76%
          23          Harte-Hanks, Inc ............................         424
       3,300          Knight Ridder, Inc ..........................     220,110
          50          New York Times Co (Class A) .................       2,173
                                                                    -----------
                      TOTAL PRINTING AND PUBLISHING                     222,707
                                                                    -----------
 RAILROAD TRANSPORTATION--1.07%
      10,691          CSX Corp ....................................     312,712
                                                                    -----------
                      TOTAL RAILROAD TRANSPORTATION                     312,712
                                                                    -----------
 SECURITY AND COMMODITY BROKERS--2.06%
       6,953          A.G. Edwards, Inc ...........................     267,065
       1,878          Bear Stearns Cos, Inc .......................     140,474
      13,868          Janus Capital Group, Inc ....................     193,736
                                                                    -----------
                      TOTAL SECURITY AND COMMODITY BROKERS              601,275
                                                                    -----------
 STONE, CLAY, AND GLASS PRODUCTS--1.12%
       9,335          Lafarge North America, Inc ..................     324,858
                                                                    -----------
                      TOTAL STONE, CLAY, AND GLASS PRODUCTS             324,858
                                                                    -----------
 TEXTILE MILL PRODUCTS--0.59%
       2,426        * Mohawk Industries, Inc ......................     173,022
                                                                    -----------
                      TOTAL TEXTILE MILL PRODUCTS                       173,022
                                                                    -----------
 TOBACCO PRODUCTS--0.62%
       7,849          Loews Corp (Carolina Group) .................     180,527
                                                                    -----------
                      TOTAL TOBACCO PRODUCTS                            180,527
                                                                    -----------
 TRANSPORTATION BY AIR--0.23%
       4,047        * Continental Airlines, Inc (Class B) .........      67,099
                                                                    -----------
                      TOTAL TRANSPORTATION BY AIR                        67,099
                                                                    -----------
 TRANSPORTATION EQUIPMENT--0.62%
       3,438          Autoliv, Inc ................................     103,724
           2          Genuine Parts Co ............................          64
       1,014          Paccar, Inc .................................      75,736
                                                                    -----------
                      TOTAL TRANSPORTATION EQUIPMENT                    179,524
                                                                    -----------
 WHOLESALE TRADE-NONDURABLE GOODS--0.46%
       1,200          AmerisourceBergen Corp ......................      64,858
         848          Brown-Forman Corp (Class B) .................      67,094
          88          McKesson Corp ...............................       2,930
                                                                    -----------
                      TOTAL WHOLESALE TRADE-NONDURABLE GOODS            134,882
                                                                    -----------
                      TOTAL COMMON STOCK
                       (COST $26,785,906)                            28,861,286
                                                                    -----------
                      TOTAL PORTFOLIO--99.00%
                       (COST $26,785,906)                            28,861,286

                      OTHER ASSETS & LIABILITIES, NET--1.00%            292,402
                                                                    -----------
                      NET ASSETS--100.00%                           $29,153,688
                                                                    ===========

------------
*  Non-income producing

At September 30, 2003, the aggregate cost of portfolio investments for federal income tax purposes was $27,059,938. Net unrealized appreciation of portfolio investments aggregated $1,801,348 of which $2,407,382 related to appreciated portfolio investments and $606,034 related to depreciated portfolio investments.


                       SEE NOTES TO FINANCIAL STATEMENTS

   2003 Annual Report  Retail Class o  TIAA-CREF Institutional Mutual Funds   17

        Statement of Investments - INSTITUTIONAL SMALL-CAP EQUITY FUND -
                               September 30, 2003
--------------------------------------------------------------------------------

                               Summary by Industry
                                                            VALUE            %
--------------------------------------------------------------------------------
COMMON STOCK:
Agricultural Production-Crops .......................... $   107,224       0.14%
Agricultural Production-Livestock ......................      21,510       0.03
Amusement and Recreation Services ......................     653,003       0.86
Apparel and Accessory Stores ...........................   1,248,875       1.65
Apparel and Other Textile Products .....................     201,894       0.27
Auto Repair, Services and Parking ......................     112,528       0.15
Automotive Dealers and Service Stations ................     432,358       0.57
Building Materials and Garden Supplies .................     184,908       0.24
Business Services ......................................   8,604,537      11.34
Chemicals and Allied Products ..........................   4,957,729       6.53
Coal Mining ............................................     260,053       0.34
Communications .........................................   1,869,213       2.46
Depository Institutions ................................   6,761,013       8.91
Eating and Drinking Places .............................     744,684       0.98
Educational Services ...................................      46,573       0.06
Electric, Gas, and Sanitary Services ...................   2,353,468       3.10
Electronic and Other Electric Equipment ................   6,252,178       8.24
Engineering and Management Services ....................   1,926,116       2.54
Executive, Legislative and General .....................       3,275       0.00
Fabricated Metal Products ..............................     736,065       0.97
Food and Kindred Products ..............................     759,748       1.00
Food Stores ............................................     200,860       0.26
Furniture and Fixtures .................................     105,108       0.14
Furniture and Homefurnishings Stores ...................     259,898       0.34
General Building Contractors ...........................     292,270       0.39
General Merchandise Stores .............................     429,840       0.57
Health Services ........................................   1,523,886       2.01
Heavy Construction, Except Building ....................     188,604       0.25
Holding and Other Investment Offices ...................   5,942,183       7.83
Hotels and Other Lodging Places ........................     399,048       0.53
Industrial Machinery and Equipment .....................   4,198,181       5.53
Instruments and Related Products .......................   4,902,947       6.46
Insurance Agents, Brokers and Service ..................      38,180       0.05
Insurance Carriers .....................................   2,321,643       3.06
Justice, Public Order and Safety .......................      11,935       0.02
Leather and Leather Products ...........................     415,005       0.55
Legal Services .........................................      77,286       0.10
Lumber and Wood Products ...............................     215,180       0.28
Metal Mining ...........................................     108,909       0.14
Miscellaneous Manufacturing Industries .................     893,966       1.18
Miscellaneous Retail ...................................   1,485,053       1.96
Motion Pictures ........................................     433,198       0.57
Nondepository Institutions .............................     719,855       0.95
Nonmetallic Minerals, Except Fuels .....................      23,484       0.03
Oil and Gas Extraction .................................   1,954,095       2.58
Paper and Allied Products ..............................     375,519       0.50
Personal Services ......................................     321,296       0.42
Petroleum and Coal Products ............................     297,391       0.39
Primary Metal Industries ...............................     885,968       1.17
Printing and Publishing ................................     652,797       0.86
Railroad Transportation ................................      45,496       0.06
Real Estate ............................................      58,713       0.08
Rubber and Miscellaneous Plastics Products .............     322,869       0.43
Security and Commodity Brokers .........................     759,596       1.00
Social Services ........................................      15,980       0.02
Special Trade Contractors ..............................     370,777       0.49
Stone, Clay, and Glass Products ........................     604,764       0.80
Textile Mill Products ..................................      47,056       0.06
Tobacco Products .......................................     101,112       0.13
Transportation By Air ..................................     905,546       1.19
Transportation Equipment ...............................     697,809       0.92
Transportation Services ................................     199,426       0.26
Trucking and Warehousing ...............................     592,102       0.78
Water Transportation ...................................     173,065       0.23
Wholesale Trade-Durable Goods ..........................   1,618,493       2.13
Wholesale Trade-Nondurable Goods .......................     871,595       1.15
                                                         -----------     ------
TOTAL COMMON STOCK (COST $68,696,176) ..................  75,294,936      99.23
                                                         -----------     ------
SHORT TERM INVESTMENT
U.S. GOVERNMENT AND AGENCY .............................     869,977       1.15
                                                         -----------     ------
TOTAL SHORT TERM INVESTMENT (COST $870,000) ............     869,977       1.15
                                                         -----------     ------

TOTAL PORTFOLIO (COST $69,566,176) .....................  76,164,913     100.38
OTHER ASSETS & LIABILITIES, NET ........................    (287,620)     (0.38)
                                                         -----------     ------
NET ASSETS ............................................. $75,877,293     100.00%
                                                         ===========     ======

      SHARES                                                            VALUE
      ------                                                            -----
COMMON STOCK--99.23%
 AGRICULTURAL PRODUCTION-CROPS--0.14%
         200          Alico, Inc .................................. $     5,602
       3,700          Delta & Pine Land Co ........................      85,137
         700        * VCA Antech, Inc .............................      16,485
                                                                    -----------
                      TOTAL AGRICULTURAL PRODUCTION-CROPS               107,224
                                                                    -----------
 AGRICULTURAL PRODUCTION-LIVESTOCK--0.03%
         100          Seaboard Corp ...............................      21,510
                                                                    -----------
                      TOTAL AGRICULTURAL PRODUCTION-LIVESTOCK            21,510
                                                                    -----------
 AMUSEMENT AND RECREATION SERVICES--0.86%
       4,700        * Alliance Gaming Corp ........................      95,316
         800        * Argosy Gaming Co ............................      19,520
       8,400        * Aztar Corp ..................................     148,764
       5,800        * Bally Total Fitness Holding Corp ............      50,170
         300          Churchill Downs, Inc ........................      11,394
         600          Dover Downs Gaming & Entertainment, Inc .....       4,932
       1,300          Dover Motorsport, Inc .......................       4,888
         300        * Gaylord Entertainment Co ....................       7,365
         600        * Isle Of Capri Casinos, Inc ..................      11,886
         700        * MTR Gaming Group, Inc .......................       6,069
         200        * Multimedia Games, Inc .......................       7,278
       7,800        * Penn National Gaming, Inc ...................     166,296
       8,700        * Six Flags, Inc ..............................      45,762
         500          Speedway Motorsports, Inc ...................      14,755
       2,100        * WMS Industries, Inc .........................      47,586
       1,100          World Wrestling Federation Entertainment, Inc      11,022
                                                                    -----------
                      TOTAL AMUSEMENT AND RECREATION SERVICES           653,003
                                                                    -----------
 APPAREL AND ACCESSORY STORES--1.65%
       1,100        * Aeropostale, Inc ............................      29,755
       6,014        * American Eagle Outfitters, Inc ..............      89,368
       4,300        * AnnTaylor Stores Corp .......................     138,202
         500        * Bebe Stores, Inc ............................      13,550
         200          Buckle, Inc .................................       3,852
       1,200          Burlington Coat Factory Warehouse Corp ......      22,440
       1,300        * Casual Male Retail Group, Inc ...............       9,607
       1,300          Cato Corp (Class A) .........................      26,221
       1,000        * Charlotte Russe Holding, Inc ................      10,290
      47,000        * Charming Shoppes, Inc .......................     268,370
         100        * Children's Place Retail Stores, Inc .........       1,715
       4,700          Christopher & Banks Corp ....................     112,142
         300          Deb Shops, Inc ..............................       5,505
       1,600        * Dress Barn, Inc .............................      21,920
       2,200        * Finish Line, Inc (Class A) ..................      57,860
       1,800        * Footstar, Inc ...............................      12,168
       2,000        * Genesco, Inc ................................      32,120
       1,700          Goody's Family Clothing, Inc ................      16,762
         600        * Gymboree Corp ...............................       8,454
       4,400        * Hot Topic, Inc ..............................      99,176
         100        * Jos A. Bank Clothiers, Inc ..................       4,397
         800          Oshkosh B'gosh, Inc (Class A) ...............      20,576
       6,300        * Pacific Sunwear Of California, Inc ..........     130,158
       2,600        * Payless Shoesource, Inc .....................      33,644


                        SEE NOTES TO FINANCIAL STATEMENTS

18   TIAA-CREF Institutional Mutual Funds o Retail Class  2003 Annual Report

        Statement of Investments - INSTITUTIONAL SMALL-CAP EQUITY FUND -
                               September 30, 2003
--------------------------------------------------------------------------------

      SHARES                                                            VALUE
      ------                                                            -----
 APPAREL AND ACCESSORY STORES--(CONTINUED)
           9        * Shoe Carnival, Inc .......................... $       129
       2,200        * Stage Stores, Inc ...........................      56,056
         200        * Urban Outfitters, Inc .......................       5,212
         800        * Wet Seal, Inc (Class A) .....................       8,040
       1,400        * Wilsons The Leather Experts, Inc ............      11,186
                                                                    -----------
                      TOTAL APPAREL AND ACCESSORY STORES              1,248,875
                                                                    -----------
 APPAREL AND OTHER TEXTILE PRODUCTS--0.27%
       3,200        * Collins & Aikman Corp .......................      10,816
         400        * DHB Industries, Inc .........................       1,740
         700        * Guess?, Inc .................................       6,230
       2,500          Kellwood Co .................................      83,625
         700          Oxford Industries, Inc ......................      44,940
         100          Phillips-Van Heusen Corp ....................       1,501
         100        * Quiksilver, Inc .............................       1,595
       3,300        * Warnaco Group, Inc ..........................      51,447
                                                                    -----------
                      TOTAL APPAREL AND OTHER TEXTILE PRODUCTS          201,894
                                                                    -----------
 AUTO REPAIR, SERVICES AND PARKING--0.15%
       4,200        * Dollar Thrifty Automotive Group, Inc ........      95,424
         400        * Midas, Inc ..................................       5,264
         400        * Monro Muffler Brake, Inc ....................      11,840
                                                                    -----------
                      TOTAL AUTO REPAIR, SERVICES AND PARKING           112,528
                                                                    -----------
 AUTOMOTIVE DEALERS AND SERVICE STATIONS--0.57%
         400        * America's Car Mart, Inc .....................      11,980
       1,100        * Asbury Automotive Group, Inc ................      18,315
       3,200        * Copart, Inc .................................      34,560
       2,800        * CSK Auto Corp ...............................      43,176
       2,600        * Group 1 Automotive, Inc .....................      89,804
         800          Lithia Motors, Inc (Class A) ................      15,976
         100        * MarineMax, Inc ..............................       1,451
       8,100          Sonic Automotive, Inc .......................     194,886
         800        * United Auto Group, Inc ......................      18,400
         200        * West Marine, Inc ............................       3,810
                                                                    -----------
                      TOTAL AUTOMOTIVE DEALERS AND SERVICE STATIONS     432,358
                                                                    -----------
 BUILDING MATERIALS AND GARDEN SUPPLIES--0.24%
         500          Building Materials Holding Corp .............       6,550
       1,500        * Central Garden & Pet Co .....................      39,180
      10,100        * Louisiana-Pacific Corp ......................     139,178
                                                                    -----------
                      TOTAL BUILDING MATERIALS AND GARDEN SUPPLIES      184,908
                                                                    -----------
 BUSINESS SERVICES--11.34%
         100          Aaron Rents, Inc ............................       2,095
       3,600          ABM Industries, Inc .........................      50,940
       3,200        * ActivCard Corp ..............................      26,240
      19,777        * Activision, Inc .............................     236,335
      21,900        * Administaff, Inc ............................     194,691
       1,400        * Advent Software, Inc ........................      22,526
       2,100        * Advo, Inc ...................................      87,423
       2,300        * Aether Systems, Inc .........................      10,511
         100        * Altiris, Inc ................................       2,628
       4,100        * American Management Systems, Inc ............      52,275
      13,200        * AMN Healthcare Services, Inc ................     214,368
         500        * Ansoft Corp .................................       5,125
       1,500        * Ansys, Inc ..................................      53,310
       1,500        * Anteon International Corp ...................      45,900
       2,900        * APAC Customer Services, Inc .................       7,250
         400        * Aquantive, Inc ..............................       3,704
       2,700        * Arbitron, Inc ...............................      95,310
       3,200        * Ariba, Inc ..................................       9,728
         100        * Armor Holdings, Inc .........................       1,675
       5,700        * Ascential Software Corp .....................     105,621
         200        * Asiainfo Holdings, Inc ......................       1,348
       2,800        * Ask Jeeves, Inc .............................      48,720
      15,700        * Aspect Communications Corp ..................     130,781
         600        * Aspen Technology, Inc .......................       2,340
      16,800        * Atari, Inc ..................................      68,712
       3,000        * Autobytel, Inc ..............................      28,560
         500        * Bankrate, Inc ...............................       6,990
       1,400        * Barra, Inc ..................................      52,570
         600          Brady Corp (Class A) ........................      19,086
       5,000          Brink's Co ..................................      86,800
         808        * Broadvision, Inc ............................       3,962
       2,800        * CACI International, Inc (Class A) ...........     119,980
      10,900        * Catalina Marketing Corp .....................     165,571
         100        * CCC Information Services Group, Inc .........       1,676
         600          CDI Corp ....................................      16,218
       3,500        * Cerner Corp .................................     108,045
      19,200        * Ciber, Inc ..................................     145,920
      34,600        * CMGI, Inc ...................................      53,630
      15,800        * CNET Networks, Inc ..........................     111,864
       3,300        * Computer Horizons Corp ......................      12,210
         600        * Concord Communications, Inc .................       7,854
       1,000        * Concur Technologies, Inc ....................      11,860
       1,000        * Convera Corp ................................       4,350
         100        * CoStar Group, Inc ...........................       2,600
       4,900        * CSG Systems International, Inc ..............      72,373
       1,800        * Cyberguard Corp .............................      17,118
       1,900        * Datastream Systems, Inc .....................      14,725
       2,800        * Dendrite International, Inc .................      42,532
         100        * Digimarc Corp ...............................       1,471
       1,500        * Digital Insight Corp ........................      29,850
         200        * Digitalthink, Inc ...........................         514
         100        * Documentum, Inc .............................       2,131
       1,380        * E.piphany, Inc ..............................       6,886
       2,800        * Earthlink, Inc ..............................      23,044
       7,500        * Echelon Corp ................................      89,250
       1,100        * Eclipsys Corp ...............................      17,589
         200        * eCollege.com, Inc ...........................       4,028
       4,600        * eFunds Corp .................................      56,810
       1,500        * Electro Rent Corp ...........................      18,765
      11,300        * Embarcadero Technologies, Inc ...............     113,452
      20,500        * Enterasys Networks, Inc .....................      82,000
         500        * Entrust, Inc ................................       2,455
       4,300        * Epicor Software Corp ........................      38,442
         100        * EPIQ Systems, Inc ...........................       1,696
         800        * eSpeed, Inc (Class A) .......................      18,088
         200        * Extreme Networks, Inc .......................       1,262
         200        * F5 Networks, Inc ............................       3,848
         100        * Fidelity National Information Solutions, Inc        2,485
       3,200        * Filenet Corp ................................      64,224
       7,400        * FindWhat.com ................................     127,872
       1,700        * Freemarkets, Inc ............................      13,228
       6,500        * Gerber Scientific, Inc ......................      46,150
       3,500          Gevity HR, Inc ..............................      51,380
         100          Grey Global Group, Inc ......................      76,110
         900        * Group 1 Software, Inc .......................      16,173
         200        * GSI Commerce, Inc ...........................       1,996
       1,100          Healthcare Services Group ...................      18,150
         200        * Heidrick & Struggles International, Inc .....       3,386
       9,800        * Homestore, Inc ..............................      27,146
         600        * Hudson Highland Group, Inc ..................      11,544
       2,200        * Hyperion Solutions Corp .....................      63,514
         500        * ICT Group, Inc ..............................       5,355
       1,500        * IDX Systems Corp ............................      34,680
       1,900        * iGate Corp ..................................      11,210
      21,400        * Informatica Corp ............................     159,430
       2,600        * Infospace, Inc ..............................      53,066
       2,800        * infoUSA, Inc ................................      21,028
         800        * Integral Systems, Inc .......................      14,456
       6,121        * Intelidata Technologies Corp ................      14,446
       8,400        * Intergraph Corp .............................     195,552
       1,500        * Internet Security Systems, Inc ..............      18,750
         900          Interpool, Inc ..............................      14,319
       4,340        * Interwoven, Inc .............................      11,501
         400        * iPayment, Inc ...............................       9,104
       2,600        * JDA Software Group, Inc .....................      38,662
       1,224        * Kana Software, Inc ..........................       4,798

                       SEE NOTES TO FINANCIAL STATEMENTS

   2003 Annual Report  Retail Class o  TIAA-CREF Institutional Mutual Funds   19

        Statement of Investments - INSTITUTIONAL SMALL-CAP EQUITY FUND -
                               September 30, 2003
--------------------------------------------------------------------------------

      SHARES                                                            VALUE
      ------                                                            -----
 BUSINESS SERVICES--(CONTINUED)
      21,400        * Keane, Inc .................................. $   273,492
         300          Kelly Services, Inc (Class A) ...............       7,482
       1,200        * Keynote Systems, Inc ........................      13,980
         500        * KFX ,Inc ....................................       2,510
       3,000        * Korn/Ferry International ....................      24,750
         100        * Kroll, Inc ..................................       1,860
       2,100        * Kronos, Inc .................................     111,111
       3,800        * Labor Ready, Inc ............................      38,190
       9,400        * Lawson Software, Inc ........................      66,646
       7,200        * Legato Systems, Inc .........................      80,712
       9,300        * Lionbridge Technologies .....................      69,843
      13,400        * Looksmart Ltd ...............................      42,076
       8,600        * Macrovision Corp ............................     158,842
       1,700        * Manhattan Associates, Inc ...................      44,013
         500        * Mantech International Corp (Class A) ........      12,440
       3,600        * Manugistics Group, Inc ......................      19,728
       1,400        * MAPICS, Inc .................................      13,748
         500        * Marketwatch.com, Inc ........................       4,181
       1,400          McGrath RentCorp ............................      39,130
         900        * MedQuist, Inc ...............................      17,424
       1,754        * Memberworks, Inc ............................      55,812
       5,700        * Mentor Graphics Corp ........................      99,921
       6,400        * Micromuse, Inc ..............................      52,352
         100        * MicroStrategy, Inc ..........................       4,601
         900        * Midway Games, Inc ...........................       2,664
       8,300        * Mindspeed Technologies, Inc .................      44,737
         990        * Mobius Management Systems, Inc ..............       7,940
      17,200        * MPS Group, Inc ..............................     154,800
       1,700        * MRO Software, Inc ...........................      23,205
       2,300        * MSC.Software Corp ...........................      16,560
         700        * National Processing, Inc ....................      13,524
       5,300        * NCO Group, Inc ..............................     124,391
       3,100          NDCHealth Corp ..............................      64,945
         215        * Neoforma, Inc ...............................       3,021
         100        * Neoware Systems, Inc ........................       1,707
       2,600        * Netegrity, Inc ..............................      26,026
         300        * NETIQ Corp ..................................       3,582
       1,800        * Netscout Systems, Inc .......................       8,982
       1,300        * Network Equipment Technologies, Inc .........      11,895
         500        * Nuance Communications, Inc ..................       2,895
       9,800        * Openwave Systems, Inc .......................      41,356
       1,100        * Opnet Technologies, Inc .....................      13,728
       2,000        * Opsware, Inc ................................      14,600
       1,300        * Overture Services, Inc ......................      34,437
       1,262        * Packeteer, Inc ..............................      15,207
      16,071        * Parametric Technology Corp ..................      50,142
      21,800        * PC-Tel, Inc .................................     232,606
       1,300        * PDF Solutions, Inc ..........................      14,625
         100        * PDI, Inc ....................................       2,452
         500        * PEC Solutions, Inc ..........................       7,380
       1,100        * Pegasus Solutions, Inc ......................      15,213
         700        * Pegasystems, Inc ............................       5,110
       3,100        * Perot Systems Corp (Class A) ................      31,000
       1,700        * Portal Software, Inc ........................      24,616
       1,300        * Portfolio Recovery Associates, Inc ..........      33,046
       3,550        * Progress Software Corp ......................      76,325
       3,800        * Pumatech, Inc ...............................      18,088
       1,368        * QAD, Inc ....................................      14,993
         300        * Quality Systems, Inc ........................      12,060
         300        * Quest Software, Inc .........................       3,630
         100        * R.H. Donnelley Corp .........................       4,041
       1,600        * Radiant Systems, Inc ........................      10,016
       1,600        * Radisys Corp ................................      28,864
      18,300        * Redback Networks, Inc .......................      11,163
          50        * Register.com, Inc ...........................         226
       1,600        * Renaissance Learning, Inc ...................      37,760
       1,000        * Rent-Way, Inc ...............................       5,370
       2,600        * Retek, Inc ..................................      17,550
       1,900          Rollins, Inc ................................      33,896
         200        * Roxio, Inc ..................................       1,734
       5,236        * RSA Security, Inc ...........................      74,770
       6,700        * S1 Corp .....................................      33,835
         440        * SafeNet, Inc ................................      15,897
       2,300        * SAFLINK Corp ................................      10,580
       1,300        * Sanchez Computer Associates, Inc ............       4,992
       7,400        * Sapient Corp ................................      26,566
       6,100        * Scansoft, Inc ...............................      25,559
       6,504        * Seebeyond Technology Corp ...................      16,650
       2,200        * Serena Software, Inc ........................      40,920
       1,100        * SM&A ........................................      12,661
       1,700        * Sohu.com, Inc ...............................      52,870
       2,600        * SonicWALL, Inc ..............................      15,054
       1,000        * Source Interlink Cos, Inc ...................       9,400
       4,100        * Spherion Corp ...............................      28,536
       1,100        * SPSS, Inc ...................................      18,557
         200        * SRA International, Inc (Class A) ............       7,486
         700          SS&C Technologies, Inc ......................      13,993
         900          Startek, Inc ................................      28,800
       3,000        * Stellent, Inc ...............................      23,280
         400        * Stratasys, Inc ..............................      17,048
       2,200        * SupportSoft, Inc ............................      24,618
      21,900        * Sybase, Inc .................................     372,519
       2,300        * Sykes Enterprises, Inc ......................      15,226
       1,100        * Synplicity, Inc .............................       6,490
         500          Syntel, Inc .................................      11,405
       3,000        * Systems & Computer Technology Corp ..........      31,290
       4,000        * Take-Two Interactive Software, Inc ..........     136,680
       4,900          Talx Corp ...................................     120,638
       4,000        * TeleTech Holdings, Inc ......................      25,400
       1,100        * TheStreet.com, Inc ..........................       4,950
       1,700        * THQ, Inc ....................................      27,914
       1,300        * Tier Technologies, Inc (Class B) ............      11,583
       2,800        * Titan Corp ..................................      58,352
       1,500        * TradeStation Group, Inc .....................      11,208
       3,300        * Transaction Systems Architects, Inc (Class A)      54,813
         200        * Trizetto Group, Inc .........................       1,340
       3,700        * Tyler Technologies, Inc .....................      26,196
       1,800        * United Online, Inc ..........................      62,496
         100        * United Rentals, Inc .........................       1,609
       1,600        * Universal Compression Holdings, Inc .........      34,432
      16,380        * Valueclick, Inc .............................     137,756
         400        * Verint Systems, Inc .........................       8,560
       1,100        * Verity, Inc .................................      14,377
      19,000        * Vignette Corp ...............................      43,700
       1,400        * VitalWorks, Inc .............................       7,350
       3,450        * Vitria Technology, Inc ......................      17,423
         500        * Volt Information Sciences, Inc ..............       8,250
         100        * WatchGuard Technologies, Inc ................         535
         300        * WebEx Communications, Inc ...................       5,697
         100        * webMethods, Inc .............................         798
       1,200        * Websense, Inc ...............................      25,524
       2,400        * Wind River Systems, Inc .....................      13,656
                                                                    -----------
                      TOTAL BUSINESS SERVICES                         8,604,537
                                                                    -----------
 CHEMICALS AND ALLIED PRODUCTS--6.53%
       8,700        * Abgenix, Inc ................................     126,063
       1,300        * Able Laboratories, Inc ......................      24,323
         700          Aceto Corp ..................................       9,800
         700        * Adolor Corp .................................      12,845
       2,500        * Albany Molecular Research, Inc ..............      37,025
       8,900          Albemarle Corp ..............................     244,305
         400        * Alexion Pharmaceuticals, Inc ................       6,668
       1,200        * Alkermes, Inc ...............................      16,464
         600          Allergan, Inc ...............................      47,238
       3,700          Alpharma, Inc (Class A) .....................      68,820
       2,800        * Alteon, Inc .................................       5,320
       1,700          Arch Chemicals, Inc .........................      35,360

                        SEE NOTES TO FINANCIAL STATEMENTS

20   TIAA-CREF Institutional Mutual Funds o Retail Class  2003 Annual Report

        Statement of Investments - INSTITUTIONAL SMALL-CAP EQUITY FUND -
                               September 30, 2003
--------------------------------------------------------------------------------

      SHARES                                                            VALUE
      ------                                                            -----
       1,900        * Arena Pharmaceuticals, Inc .................. $    13,680
         100        * Atherogenics, Inc ...........................       1,674
         100        * Atrix Laboratories, Inc .....................       2,059
      11,300        * Avant Immunotherapeutics, Inc ...............      27,233
       5,700        * AVI BioPharma, Inc ..........................      29,469
         100        * Benthley Pharmaceuticals, Inc ...............       1,625
         200        * BioMarin Pharmaceutical, Inc ................       1,532
         600        * Biosite, Inc ................................      17,028
         800        * Bone Care International, Inc ................      10,176
       1,000        * Bradley Pharmaceuticals, Inc ................      27,250
       2,700          Calgon Carbon Corp ..........................      15,201
       9,300          Cambrex Corp ................................     211,110
         600        * Cell Genesys, Inc ...........................       7,548
       2,300        * Cell Therapeutics, Inc ......................      26,151
       1,400        * Chattem, Inc ................................      19,432
         300        * Cima Labs, Inc ..............................       8,385
       5,700        * Collagenex Pharmaceuticals, Inc .............      61,161
       2,900        * Columbia Laboratories, Inc ..................      35,032
       2,400        * Connetics Corp ..............................      43,344
         100        * Corixa Corp .................................         796
      24,400          Crompton Corp ...............................     141,764
       3,900        * Dade Behring Holdings, Inc ..................     110,175
         400        * DEL Laboratories, Inc .......................      11,300
         300        * Dendreon Corp ...............................       2,655
       2,700          Diagnostic Products Corp ....................      98,091
         400        * Digene Corp .................................      16,344
       1,300        * Discovery Laboratories, Inc .................       9,360
         400        * Dov Pharmaceutical, Inc .....................       7,180
       1,400        * Durect Corp .................................       4,704
         900        * Elizabeth Arden, Inc ........................      14,832
       1,400        * Encysive Pharmaceuticals, Inc ...............       8,834
       4,100        * Enzon, Inc ..................................      47,724
         800        * EPIX Medical, Inc ...........................      13,616
         600        * Esperion Therapeutics, Inc ..................      11,628
       5,000        * Ethyl Corp ..................................      62,900
         100          Ferro Corp ..................................       2,136
       1,900        * First Horizon Pharmaceutical ................      12,160
       3,800        * FMC Corp ....................................      95,760
       3,200        * Genta, Inc ..................................      40,544
       1,600          Georgia Gulf Corp ...........................      37,360
       4,600        * Geron Corp ..................................      63,020
         500          Great Lakes Chemical Corp ...................      10,055
       2,000        * GTC Biotherapeutics, Inc ....................       6,200
       1,900        * Guilford Pharmaceuticals, Inc ...............      11,761
       1,600          H.B. Fuller Co ..............................      38,832
       6,200        * Hi-Tech Pharmacal Co, Inc ...................     145,514
         700        * Hollis-Eden Pharmaceuticals .................      17,052
         600        * Ilex Oncology, Inc ..........................       9,966
         300          IMC Global, Inc .............................       1,923
         100        * Immucor, Inc ................................       2,695
       7,916        * Immunogen, Inc ..............................      35,226
       3,562        * Immunomedics, Inc ...........................      26,074
         115        * Impax Laboratories, Inc .....................       1,439
       9,700        * Indevus Pharmaceuticals, Inc ................      51,895
         100        * Inspire Pharmaceuticals, Inc ................       1,720
         300          Inter Parfums, Inc ..........................       3,000
         900        * InterMune, Inc ..............................      17,172
       1,100        * Inverness Medical Innovations, Inc ..........      27,940
       6,000        * Kos Pharmaceuticals, Inc ....................     206,400
       3,050        * KV Pharmaceutical Co (Class A) ..............      68,625
         500        * Lannett Co, Inc .............................       8,745
      18,900        * Ligand Pharmaceuticals, Inc (Class B) .......     243,621
       8,900          MacDermid, Inc ..............................     235,405
       1,700        * Medarex, Inc ................................      10,081
         400        * Medicines Co ................................      10,400
       2,000          Meridian Bioscience, Inc ....................      20,040
       2,800        * MGI Pharma, Inc .............................     109,928
       1,100        * Millennium Chemicals, Inc ...................      10,505
       2,600          Minerals Technologies, Inc ..................     132,340
         200        * Nabi Biopharmaceuticals .....................       1,686
       1,300          Nature's Sunshine Products, Inc .............      10,790
       3,100        * NBTY, Inc ...................................      72,385
         200        * Nektar Therapeutics .........................       2,560
         700          NL Industries, Inc ..........................      11,389
      10,800        * Noven Pharmaceuticals, Inc ..................     123,120
         100        * NPS Pharmaceuticals, Inc ....................       2,785
       1,700        * Nuvelo, Inc .................................       4,454
         600          Octel Corp ..................................      10,440
         100          Olin Corp ...................................       1,582
         300        * OM Group, Inc ...............................       4,392
         500        * Omnova Solutions, Inc .......................       1,755
       1,100        * Onyx Pharmaceuticals, Inc ...................      23,705
       3,000        * OraSure Technologies, Inc ...................      28,500
       3,300        * OSI Pharmaceuticals, Inc ....................     107,151
         100        * Pain Therapeutics, Inc ......................         615
       3,800        * Palatin Technologies, Inc ...................      18,240
         200        * Penwest Pharmaceuticals Co ..................       4,300
      21,600        * Peregrine Pharmaceuticals, Inc ..............      46,440
       1,100          PolyMedica Corp .............................      29,150
         200        * Praecis Pharmaceuticals, Inc ................       1,342
         100        * Progenics Pharmaceuticals ...................       1,722
         100          Quaker Chemical Corp ........................       2,326
       2,600        * Quidel Corp .................................      17,446
         804        * Revlon, Inc (Class A) .......................       2,139
         200        * Salix Pharmaceuticals Ltd ...................       3,852
       3,400        * Sciclone Pharmaceuticals, Inc ...............      26,860
       2,000        * Serologicals Corp ...........................      26,300
       1,210        * Sirna Therapeutics, Inc .....................       6,921
      26,200          Solutia, Inc ................................     104,538
         600          Stepan Co ...................................      13,668
       1,100        * SuperGen, Inc ...............................       8,261
       8,292        * SurModics, Inc ..............................     222,557
       3,700        * Tanox, Inc ..................................      74,037
       2,100        * Third Wave Technologies, Inc ................       6,783
      10,700        * Unifi, Inc ..................................      51,360
       1,600        * United Therapeutics Corp ....................      36,144
         400        * USANA Health Sciences, Inc ..................      19,300
       3,400          USEC, Inc ...................................      22,202
       1,600        * Vertex Pharmaceuticals, Inc .................      19,680
       2,000        * Vicuron Pharmaceuticals, Inc ................      35,400
         800        * Virbac Corp .................................       5,800
       3,300          Wellman, Inc ................................      24,783
       1,100          West Pharmaceutical Services, Inc ...........      34,441
      64,200        * WR Grace & Co ...............................     199,020
       1,000        * Zymogenetics, Inc ...........................      14,650
                                                                    -----------
                      TOTAL CHEMICALS AND ALLIED PRODUCTS             4,957,729
                                                                    -----------
 COAL MINING--0.34%
       7,800          Arch Coal, Inc ..............................     173,238
       6,000          Massey Energy Co ............................      79,800
         500          Westmoreland Coal Co ........................       7,015
                                                                    -----------
                      TOTAL COAL MINING                                 260,053
                                                                    -----------
 COMMUNICATIONS--2.46%
         700        * Acme Communication, Inc .....................       5,285
         300        * Beasley Broadcast Group, Inc (Class A) ......       4,146
       1,000        * Centennial Communications Corp ..............       5,080
      66,600        * Charter Communications, Inc (Class A) .......     274,392
      37,100        * Cincinnati Bell, Inc ........................     188,839
         100        * Commonwealth Telephone Enterprises, Inc .....       4,013
         600        * Crown Media Holdings, Inc (Class A) .........       4,908
         564          CT Communications, Inc ......................       6,373
         100        * Cumulus Media, Inc (Class A) ................       1,705
       1,200          D&E Communications, Inc .....................      17,016
       3,900        * Digital Generation Systems ..................       8,498
       3,000        * Dobson Communications Corp (Class A) ........      24,360
       2,100        * Emmis Communications Corp (Class A) .........      42,378
         100        * Fisher Communications, Inc ..................       4,715

                       SEE NOTES TO FINANCIAL STATEMENTS

   2003 Annual Report  Retail Class o  TIAA-CREF Institutional Mutual Funds   21

        Statement of Investments - INSTITUTIONAL SMALL-CAP EQUITY FUND -
                               September 30, 2003
--------------------------------------------------------------------------------

      SHARES                                                            VALUE
      ------                                                            -----
       1,600        * General Communication, Inc (Class A) ........ $    13,312
       1,300        * Golden Telecom, Inc .........................      35,542
       3,700          Gray Television, Inc ........................      43,216
       1,200          Hickory Tech Corp ...........................      13,740
         300        * Hungarian Telephone & Cable .................       2,775
      19,400        * Infonet Services Corp (Class B) .............      40,352
       4,100        * Insight Communications Co, Inc ..............      39,032
         300        * j2 Global Communications, Inc ...............      11,349
       1,600          Liberty Corp ................................      67,120
       2,800        * Lightbridge, Inc ............................      26,404
       2,500        * Lin TV Corp (Class A) .......................      53,150
         900        * Lodgenet Entertainment Corp .................      13,950
       1,700        * Mastec, Inc .................................      16,490
       5,900        * McLeodUSA, Inc (Class A) ....................       8,201
      22,900        * Mediacom Communications Corp ................     153,430
       1,900        * Metro One Telecommunications, Inc ...........       6,612
       2,400        * Net2Phone, Inc ..............................      15,144
       1,200        * NII Holdings, Inc (Class B) .................      71,628
       1,400          North Pittsburgh Systems, Inc ...............      23,702
       3,495        * Pegasus Communications Corp .................      52,006
       4,100        * Primus Telecommunications Group .............      27,675
       7,500        * PTEK Holdings, Inc ..........................      61,125
       4,700        * RCN Corp ....................................       8,648
       1,900        * Regent Communications, Inc ..................      11,590
         200        * Saga Communications, Inc (Class A) ..........       3,870
         500        * Salem Communications Corp (Class A) .........       9,695
         400          Shenandoah Telecom Co .......................      15,420
       3,500        * Sinclair Broadcast Group, Inc (Class A) .....      35,560
         776          SureWest Communications .....................      25,802
      16,000        * Talk America Holdings, Inc ..................     182,560
       4,200        * Time Warner Telecom, Inc (Class A) ..........      38,892
       1,100        * Tivo, Inc ...................................       8,151
       2,100        * Triton PCS Holdings, Inc (Class A) ..........       9,366
         200          Warwick Valley Telephone Co .................      15,598
       2,700        * Western Wireless Corp (Class A) .............      50,328
       2,400        * WilTel Communications Group, Inc ............      38,352
       2,000        * Wireless Facilities, Inc ....................      23,800
         200        * Young Broadcasting, Inc (Class A) ...........       3,918
                                                                    -----------
                      TOTAL COMMUNICATIONS                            1,869,213
                                                                    -----------
 DEPOSITORY INSTITUTIONS--8.91%
         847          1st Source Corp .............................      16,186
         800          ABC Bancorp .................................      12,488
         400          American National Bankshares, Inc ...........       9,988
         900        * AmericanWest Bancorp ........................      16,506
       4,500          Anchor Bancorp Wisconsin, Inc ...............     105,660
         775          Arrow Financial Corp ........................      20,150
         600          Bancfirst Corp ..............................      31,800
         500          BancTrust Financial Group, Inc ..............       7,550
         926          Bank Mutual Corp ............................      39,309
       1,300          Bank Of Granite Corp ........................      24,375
         100          Bank Of The Ozarks, Inc .....................       4,451
       4,000          BankAtlantic Bancorp, Inc (Class A) .........      57,000
       2,700        * BankUnited Financial Corp (Class A) .........      56,916
       1,000          Banner Corp .................................      20,700
       6,100        * Bay View Capital Corp .......................      37,027
         200          Berkshire Hills Bancorp, Inc ................       6,738
       2,000          Boston Private Financial Holdings, Inc ......      47,120
         300          Bryn Mawr Bank Corp .........................      12,630
         900          BSB Bancorp, Inc ............................      24,939
         300          C&F Financial Corp ..........................      13,563
         600          Camco Financial Corp ........................      10,200
         900          Camden National Corp ........................      26,559
         800          Capital City Bank Group, Inc ................      30,528
         600        * Capital Corp of the West ....................      19,338
       1,100          Cascade Bancorp .............................      18,700
         100          Cathay Bancorp, Inc .........................       4,425
         400          Cavalry Bancorp, Inc ........................       6,700
         400          CB Bancshares, Inc ..........................      24,500
         600          CCBT Financial Cos, Inc .....................      15,060
         600          Center Financial Corp .......................      12,186
         700        * Central Coast Bancorp .......................      11,823
       1,900          Central Pacific Financial Corp ..............      46,550
         200          Century Bancorp, Inc (Class A) ..............       6,688
         900          CFS Bancorp, Inc ............................      12,528
         100          Charter Financial Corp ......................       3,085
       2,700          Chemical Financial Corp .....................      83,565
         100          Chittenden Corp .............................       2,975
         200          Citizens Banking Corp .......................       5,282
         700          Citizens First Bancorp, Inc .................      14,490
         600          Citizens South Banking Corp .................       8,874
         700          City Bank ...................................      22,477
       2,300          City Holding Co .............................      76,360
         400          CNB Financial Corp ..........................      16,900
         500          Coastal Bancorp, Inc ........................      15,875
         880          Coastal Financial Corp ......................      12,311
         538          Columbia Bancorp ............................      14,418
         600          Columbia Bancorp (Oregon) ...................       8,622
       1,600          Columbia Banking System, Inc ................      28,128
         300          Commercial Bankshares, Inc ..................       8,988
         600        * Commercial Capital Bancorp, Inc .............       9,378
      12,300          Commercial Federal Corp .....................     299,505
         300          Community Bank of North Virginia ............       4,965
       1,900          Community Bank System, Inc ..................      83,429
       1,100          Community Trust Bancorp, Inc ................      31,988
         900          Corus Bankshares, Inc .......................      48,150
         500          CVB Financial Corp ..........................       9,500
       2,000          Dime Community Bancshares ...................      46,000
         300          East West Bancorp, Inc ......................      12,825
         500          Eastern Virginia Bankshares, Inc ............      13,975
         600          ESB Financial Corp ..........................       8,736
         300          EverTrust Financial Group, Inc ..............       8,514
         450          Exchange National Bancshares, Inc ...........      15,593
         700          Farmers Capital Bank Corp ...................      22,862
         500          FFLC Bancorp, Inc ...........................      14,515
         300          Fidelity Bankshares, Inc ....................       7,878
         600          Financial Institutions, Inc .................      13,110
         600          First Bancorp (North Carolina) ..............      16,806
       1,000          First Busey Corp (Class A) ..................      25,800
       2,400          First Charter Corp ..........................      47,040
         300          First Citizens Banc Corp ....................       7,950
         600          First Citizens Bancshares, Inc (Class A) ....      63,420
         900          First Community Bancorp .....................      30,141
         780          First Community Bancshares, Inc .............      27,472
         700          First Essex Bancorp, Inc ....................      35,623
       1,600          First Federal Capital Corp ..................      32,880
         200          First Federal Financial Of Kentucky .........       6,130
       3,000          First Financial Bancorp .....................      44,250
         300          First Financial Bankshares, Inc .............      11,088
         600          First Financial Corp (Indiana) ..............      36,240
       1,100          First Financial Holdings, Inc ...............      33,176
         300          First M & F Corp ............................      10,695
         100          First Merchants Corp ........................       2,562
         400          First National Corp .........................      10,600
         650          First Oak Brook Bancshares, Inc .............      16,185
         400          First Of Long Island Corp ...................      15,116
       1,800          First Republic Bank .........................      55,494
       2,100          First Sentinel Bancorp, Inc .................      37,569
         300          First South Bancorp, Inc ....................       9,645
         600          First United Corp ...........................      13,530
         600          Firstbank Corp ..............................      19,020
       1,300          Firstfed America Bancorp, Inc ...............      28,730
       7,500        * FirstFed Financial Corp .....................     296,250
         500          Flag Financial Corp .........................       6,685
      10,000          Flagstar Bancorp, Inc .......................     229,500
         200          FloridaFirst Bancorp, Inc ...................       5,262
       1,100          Flushing Financial Corp .....................      22,924
         300          FMS Financial Corp ..........................       5,025


                        SEE NOTES TO FINANCIAL STATEMENTS

22   TIAA-CREF Institutional Mutual Funds o Retail Class  2003 Annual Report

        Statement of Investments - INSTITUTIONAL SMALL-CAP EQUITY FUND -
                               September 30, 2003
--------------------------------------------------------------------------------

      SHARES                                                            VALUE
      ------                                                            -----
 DEPOSITORY INSTITUTIONS--(CONTINUED)
         500          FNB Corp (Virginia) ......................... $    13,590
         600          FNB Corp, Inc ...............................      14,970
         400          Foothill Independent Bancorp ................       8,500
         400          Franklin Financial Corp .....................      12,364
       1,700          Frontier Financial Corp .....................      50,830
         300          GA Financial, Inc ...........................       8,139
         300          GB&T Bancshares, Inc ........................       6,678
         100          GBC Bancorp .................................       3,835
       1,600          Glacier Bancorp, Inc ........................      43,888
         600          Great Southern Bancorp, Inc .................      23,352
         400          Greater Community Bancorp ...................       6,320
         500          Greene County Bancshares, Inc ...............      11,925
       1,200          Hancock Holding Co ..........................      59,220
         400          Hanmi Financial Corp ........................       7,976
       2,000          Harbor Florida Bancshares, Inc ..............      53,320
       1,775          Harleysville National Corp ..................      41,482
         500          Heartland Financial U.S.A., Inc .............      13,900
       1,000        * Heritage Commerce Corp ......................      10,730
         400          Heritage Financial Corp .....................       8,712
         900          Horizon Financial Corp ......................      14,526
       1,400          Hudson River Bancorp, Inc ...................      44,982
       2,300          Humboldt Bancorp ............................      36,087
         448          IberiaBank Corp .............................      23,574
         300          IBT Bancorp, Inc ............................      14,973
         200          Independent Bank Corp (Massachusetts) .......       5,122
       1,800          Independent Bank Corp (Michigan) ............      52,704
         600          Integra Bank Corp ...........................      11,526
         600        * Intercept, Inc ..............................       8,202
         100          Interchange Financial Services Corp .........       2,053
       1,500          Irwin Financial Corp ........................      36,450
       1,600        * Itla Capital Corp ...........................      68,176
         200          Klamath First Bancorp, Inc ..................       4,330
         100          Lakeland Bancorp, Inc .......................       1,595
         600          Lakeland Financial Corp .....................      20,262
         400          LNB Bancorp, Inc ............................       8,072
         100          LSB Bancshares, Inc .........................       1,840
         700          Macatawa Bank Corp ..........................      16,212
       1,000          MAF Bancorp, Inc ............................      38,200
         700          MainSource Financial Group, Inc .............      18,137
       1,179          MB Financial, Inc ...........................      52,348
       1,200          MBT Financial Corp ..........................      18,720
         400          Mercantile Bank Corp ........................      13,280
         500          Merchants Bancshares, Inc ...................      14,140
       3,200          Mid-State Bancshares ........................      71,264
         400          MutualFirst Financial, Inc ..................      10,240
         700          Nara Bancorp, Inc ...........................      11,991
         300          NASB Financial, Inc .........................      10,020
         400          National Bankshares, Inc ....................      17,436
         100          National Penn Bancshares, Inc ...............       2,765
         600          NBC Capital Corp ............................      14,544
       3,000          NBT Bancorp, Inc ............................      60,750
       4,600          NetBank, Inc ................................      57,270
         300          Northern States Financial Corp ..............       8,799
       1,000          Northwest Bancorp, Inc ......................      18,370
         500          OceanFirst Financial Corp ...................      12,515
       4,300        * Ocwen Financial Corp ........................      19,565
         200          Old Point Financial Corp ....................       6,264
         400          Old Second Bancorp, Inc .....................      17,200
         900          Omega Financial Corp ........................      29,700
         100          Oneida Financial Corp .......................       2,375
         600          PAB Bankshares, Inc .........................       8,118
       6,100          Pacific Capital Bancorp .....................     185,989
         600          Pacific Union Bank ..........................      11,130
         300          Parkvale Financial Corp .....................       7,575
         600          Partners Trust Financial Group, Inc .........      13,170
         600          Patriot Bank Corp ...........................      11,280
         550          Peapack Gladstone Financial Corp ............      17,089
         300          Pennfed Financial Services, Inc .............       8,730
         760          Pennrock Financial Services Corp ............      21,432
         300          Penns Woods Bancorp, Inc ....................      13,116
       1,045          Peoples Bancorp, Inc ........................      27,964
         600          Peoples Holding Co ..........................      27,324
       2,840          PFF Bancorp, Inc ............................      90,539
       4,600          Provident Bankshares Corp ...................     129,950
         300          Provident Financial Holdings ................       9,006
       4,500          Provident Financial Services, Inc ...........      86,220
       1,900          R & G Financial Corp (Class B) ..............      55,480
       5,100          Republic Bancorp, Inc .......................      67,932
         600          Republic Bancorp, Inc (Class A) (Kentucky) ..      11,406
         100          Resource Bankshares Corp ....................       2,914
         560          Riggs National Corp .........................       8,820
         300          Royal Bancshares Of Pennsylvania (Class A) ..       8,055
       2,000          S & T Bancorp, Inc ..........................      57,000
       1,000          S.Y. Bancorp, Inc ...........................      18,750
         100          Santander Bancorp ...........................       1,877
         700          Seacoast Banking Corp Of Florida ............      12,180
       2,700          Seacoast Financial Services Corp ............      55,917
       1,100          Second Bancorp, Inc .........................      29,975
         400          Security Bank Corp ..........................      11,800
         600          Shore Bancshares, Inc .......................      20,670
         400          Sierra Bancorp ..............................       6,152
       3,100        * Silicon Valley Bancshares ...................      85,653
       1,300          Simmons First National Corp (Class A) .......      30,628
       1,200          Sound Federal Bancorp, Inc ..................      17,964
       4,400          South Financial Group, Inc ..................     109,516
         100          Southern Financial Bancorp, Inc .............       3,938
         735          Southside Bancshares, Inc ...................      11,878
         300          Southwest Bancorp Of Texas, Inc .............      10,953
         500          Southwest Bancorp, Inc ......................       8,425
         600          St. Francis Capital Corp ....................      17,664
         600          State Bancorp, Inc ..........................      11,952
         400          State Financial Services Corp (Class A) .....       9,912
      15,600          Staten Island Bancorp, Inc ..................     303,420
         175          Sterling Bancorp ............................       4,709
       2,000          Sterling Bancshares, Inc ....................      23,860
       1,600          Sterling Financial Corp (Pennsylvania) ......      40,640
       1,200        * Sterling Financial Corp (Spokane) ...........      33,780
         400          Summit Bancshares, Inc ......................      11,000
         500        * Sun Bancorp, Inc (New Jersey) ...............      11,000
         400          Sun Bancorp, Inc (Pennsylvania) .............       7,408
         300          Taylor Capital Group, Inc ...................       6,924
       2,200          Texas Regional Bancshares, Inc (Class A) ....      74,338
       2,000        * TierOne Corp ................................      42,100
         200          Trico Bancshares ............................       5,720
         400          Troy Financial Corp .........................      14,004
       1,700          Trust Co Of New Jersey ......................      54,400
         100          U.S.B. Holding Co, Inc ......................       1,755
         100          UCBH Holdings, Inc ..........................       3,023
       2,200          UMB Financial Corp ..........................     103,774
         400          Umpqua Holdings Corp ........................       7,612
         600          Union Bankshares Corp .......................      18,222
       1,700          United Community Banks, Inc .................      47,039
       2,900          United Community Financial Corp .............      28,710
         500          United Securities Bancshares ................      12,685
         400          United Security Bancshares ..................      10,080
       2,000          Unizan Financial Corp .......................      39,900
         400        * Virginia Commerce Bancorp ...................       8,728
         800          Virginia Financial Group, Inc ...............      24,056
         200          W Holding Co, Inc ...........................       3,580
         200          Warwick Community Bancorp ...................       5,634
         700          Wayne Bancorp, Inc ..........................      19,950
       2,100          Wesbanco, Inc ...............................      49,350
         100          West Bancorporation .........................       1,720
       1,400          West Coast Bancorp ..........................      27,342
         305        * Western Sierra Bancorp ......................      10,904
       1,300          Willow Grove Bancorp, Inc ...................      20,917
         200          Wintrust Financial Corp .....................       7,534

                       SEE NOTES TO FINANCIAL STATEMENTS

   2003 Annual Report  Retail Class o  TIAA-CREF Institutional Mutual Funds   23

        Statement of Investments - INSTITUTIONAL SMALL-CAP EQUITY FUND -
                               September 30, 2003
--------------------------------------------------------------------------------

      SHARES                                                            VALUE
      ------                                                            -----
 DEPOSITORY INSTITUTIONS--(CONTINUED)
         600          WSFS Financial Corp ......................... $    25,320
         600          Yadkin Valley Bank and Trust Co .............      10,560
                                                                    -----------
                      TOTAL DEPOSITORY INSTITUTIONS                   6,761,013
                                                                    -----------
 EATING AND DRINKING PLACES--0.98%
       3,500          Bob Evans Farms, Inc ........................      93,485
         100        * California Pizza Kitchen, Inc ...............       1,740
       2,300        * CEC Entertainment, Inc ......................      90,160
         100        * CKE Restaurants, Inc ........................         645
       1,000        * Dave & Buster's, Inc ........................      10,300
         100          IHOP Corp ...................................       3,285
       3,500        * Jack In The Box, Inc ........................      62,300
       2,000          Landry's Restaurants, Inc ...................      41,200
       3,400          Lone Star Steakhouse & Saloon, Inc ..........      71,060
       1,188        * O'Charley's, Inc ............................      17,618
       2,300        * P.F. Chang's China Bistro, Inc ..............     104,305
       1,100        * Papa John's International, Inc ..............      27,291
         100        * Rare Hospitality International, Inc .........       2,491
         100        * Red Robin Gourmet Burgers, Inc ..............       2,546
       4,000        * Ryan's Family Steak Houses, Inc .............      51,160
       4,100        * Sonic Corp ..................................     103,648
       2,100        * The Steak n Shake Co ........................      31,290
       2,900          Triarc Cos ..................................      30,160
                                                                    -----------
                      TOTAL EATING AND DRINKING PLACES                  744,684
                                                                    -----------
 EDUCATIONAL SERVICES--0.06%
         800        * Learning Tree International, Inc ............      13,416
       1,300        * Princeton Review, Inc .......................       8,359
         200          Strayer Education, Inc ......................      19,342
         200        * Sylvan Learning Systems, Inc ................       5,456
                                                                    -----------
                      TOTAL EDUCATIONAL SERVICES                         46,573
                                                                    -----------
 ELECTRIC, GAS, AND SANITARY SERVICES--3.10%
      23,700        * Allegheny Energy, Inc .......................     216,618
      17,800        * Aquila, Inc .................................      60,164
       3,629          Atmos Energy Corp ...........................      86,878
       8,000          Avista Corp .................................     124,640
       9,100          Black Hills Corp ............................     280,826
         300          California Water Service Group ..............       7,743
       1,200          Cascade Natural Gas Corp ....................      23,520
       1,300        * Casella Waste Systems, Inc (Class A) ........      16,146
       1,700          Central Vermont Public Service Corp .........      37,706
       1,500          CH Energy Group, Inc ........................      66,000
         700          Chesapeake Utilities Corp ...................      16,044
         600        * Clean Harbors, Inc ..........................       2,550
         200          Cleco Corp ..................................       3,268
       6,800        * CMS Energy Corp .............................      50,116
         500          Connecticut Water Service, Inc ..............      13,495
         700        * Duratek, Inc ................................       6,244
       7,100        * El Paso Electric Co .........................      82,005
       1,900          Empire District Electric Co .................      41,800
       3,500          Energen Corp ................................     126,630
         400          EnergySouth, Inc ............................      12,912
       1,400          Idacorp, Inc ................................      35,700
       1,800          Laclede Group, Inc ..........................      48,618
       1,800          MGE Energy, Inc .............................      54,468
       2,700          New Jersey Resources Corp ...................      97,308
       1,700          Northwest Natural Gas Co ....................      49,300
       1,400          NUI Corp ....................................      20,930
       2,400          Otter Tail Corp .............................      62,736
         800          PNM Resources, Inc ..........................      22,432
       1,400          Resource America, Inc (Class A) .............      16,632
       1,700          SEMCO Energy, Inc ...........................       7,820
         200          SJW Corp ....................................      16,900
         200          South Jersey Industries, Inc ................       7,570
         100        * Southern Union Co ...........................       1,700
       3,100          Southwest Gas Corp ..........................      70,370
       6,900          UIL Holdings Corp ...........................     241,431
       3,300          Unisource Energy Corp .......................      62,766
       1,300        * Waste Connections, Inc ......................      45,617
      11,700          Westar Energy, Inc ..........................     215,865
                                                                    -----------
                      TOTAL ELECTRIC, GAS, AND SANITARY SERVICES      2,353,468
                                                                    -----------
 ELECTRONIC AND OTHER ELECTRIC EQUIPMENT--8.24%
       2,100        * Actel Corp ..................................      50,337
       6,700        * Advanced Energy Industries, Inc .............     126,429
       5,000        * Aeroflex, Inc ...............................      44,250
       1,300        * Alliance Semiconductor Corp .................       7,072
       2,100        * Anaren Microwave, Inc .......................      26,796
       6,200          Applica, Inc ................................      37,510
       1,000          Applied Signal Technology, Inc ..............      19,950
      46,200        * Arris Group, Inc ............................     265,650
      13,300        * Artesyn Technologies, Inc ...................     100,814
         600        * Artisan Components, Inc .....................      10,086
       2,500        * ATMI, Inc ...................................      63,175
       5,800        * Avanex Corp .................................      28,130
       7,600          Baldor Electric Co ..........................     160,436
       1,100          Bel Fuse, Inc (Class B) .....................      29,062
       4,400        * Benchmark Electronics, Inc ..................     185,988
          75        * Brillian Corp ...............................         676
       6,200          C&D Technologies, Inc .......................     117,304
         500        * Catapult Communications Corp ................       6,290
       1,500        * C-COR.net Corp ..............................       9,900
       1,800        * Centillium Communications, Inc ..............      12,726
         200        * Ceradyne, Inc ...............................       5,174
       3,000        * Checkpoint Systems, Inc .....................      47,400
       4,200        * ChipPAC, Inc ................................      24,738
       2,750        * Comtech Telecommunications ..................      65,753
       3,800        * Conexant Systems, Inc .......................      21,508
      27,700        * Corvis Corp .................................      35,456
         300          CTS Corp ....................................       3,693
         200          Cubic Corp ..................................       5,024
       3,300        * Diodes, Inc .................................      67,947
       1,074        * Ditech Communications Corp ..................       9,430
         100        * Drexler Technology Corp .....................       1,402
         700        * DSP Group, Inc ..............................      17,437
       1,200        * Dupont Photomasks, Inc ......................      27,252
         700        * Electro Scientific Industries, Inc ..........      14,749
       1,400        * Emerson Radio Corp ..........................       5,250
         900        * EMS Technologies, Inc .......................      15,282
         100        * Energy Conversion Devices, Inc ..............       1,051
       4,800        * Entegris, Inc ...............................      54,240
      24,500        * ESS Technology, Inc .........................     264,110
       6,700        * Finisar Corp ................................      15,075
         600          Franklin Electric Co, Inc ...................      33,408
       1,800        * FuelCell Energy, Inc ........................      21,060
       7,900        * Genesis Microchip, Inc ......................      88,559
       1,600        * Genlyte Group, Inc ..........................      71,232
      26,800        * GlobespanVirata, Inc ........................     193,496
         700        * Harmonic, Inc ...............................       4,389
       2,200          Helix Technology Corp .......................      36,014
       2,100        * Hexcel Corp .................................      12,390
       2,300        * Hutchinson Technology, Inc ..................      76,130
       3,200        * Inet Technologies, Inc ......................      41,408
       1,400        * Innovex, Inc ................................      13,930
         600          Inter-Tel, Inc ..............................      14,730
      11,100        * InterVoice, Inc .............................      99,234
       1,400        * IXYS Corp ...................................      13,118
         200        * JNI Corp ....................................       1,390
       7,300        * Kemet Corp ..................................      93,002
       4,200        * Kopin Corp ..................................      29,106
       5,800        * Lattice Semiconductor Corp ..................      41,238
         400        * Lifeline Systems, Inc .......................      12,616
       2,600        * Littelfuse, Inc .............................      59,800
       1,300          LSI Industries, Inc .........................      18,317
       1,400        * Manufacturers Services Ltd ..................       7,000
         800        * Mattson Technology, Inc .....................       7,248
       2,800        * Mercury Computer Systems, Inc ...............      59,724

                        SEE NOTES TO FINANCIAL STATEMENTS

24   TIAA-CREF Institutional Mutual Funds o Retail Class  2003 Annual Report

        Statement of Investments - INSTITUTIONAL SMALL-CAP EQUITY FUND -
                               September 30, 2003
--------------------------------------------------------------------------------

      SHARES                                                            VALUE
      ------                                                            -----
       3,300          Methode Electronics, Inc (Class A) ..........$     38,973
         350        * Metrologic Instruments, Inc .................      12,597
      14,800        * Micrel, Inc .................................     180,412
      13,400        * Microsemi Corp ..............................     204,216
       1,800        * Monolithic System Technology, Inc ...........      15,138
       1,500        * Moog, Inc (Class A) .........................      58,800
         300        * MRV Communications, Inc .....................         843
       2,900        * Mykrolis Corp ...............................      35,206
         200          National Presto Industries, Inc .............       6,868
       5,400        * New Focus, Inc ..............................      24,246
         200        * Omnivision Technologies, Inc ................       8,448
       7,800        * ON Semiconductor Corp .......................      31,980
      11,900        * Oplink Communications, Inc ..................      30,107
       1,500        * Optical Communication Products, Inc .........       3,540
         200        * OSI Systems, Inc ............................       3,460
         500          Park Electrochemical Corp ...................      11,375
       1,300        * Parthusceva, Inc ............................      11,167
       2,600        * Pemstar, Inc ................................       9,256
       1,200        * Pericom Semiconductor Corp ..................      12,000
       3,000        * Photronics, Inc .............................      63,780
       1,200        * Pixelworks, Inc .............................      10,344
      13,000        * Plantronics, Inc ............................     310,310
       3,403        * Plexus Corp .................................      52,883
         600        * Powell Industries, Inc ......................      10,080
         200        * Power Integrations, Inc .....................       6,648
       1,800        * Power-One, Inc ..............................      18,522
      30,400        * Powerwave Technologies, Inc .................     201,248
      10,600        * Proxim Corp (Class A) .......................      15,794
         500          Raven Industries, Inc .......................      12,325
         100        * Rayovac Corp ................................       1,460
       1,300          Regal-Beloit Corp ...........................      26,520
       2,700        * RF Micro Devices, Inc .......................      25,083
         500          Richardson Electronics Ltd ..................       5,300
         100        * Rogers Corp .................................       3,102
         700        * SBA Communications Corp .....................       2,240
       1,300        * SBS Technologies, Inc .......................      14,105
       1,100        * Seachange International, Inc ................      13,783
      13,500        * Semtech Corp ................................     249,210
         400        * Silicon Storage Technology, Inc .............       3,500
       2,200        * Siliconix, Inc ..............................     110,528
       1,200        * Sipex Corp ..................................       9,420
      14,600        * Skyworks Solutions, Inc .....................     132,860
         300          Smith (A.O.) Corp ...........................       8,403
      11,200        * Sonus Networks, Inc .........................      77,616
       1,700        * Spectralink Corp ............................      31,756
       1,100        * Standard Microsystems Corp ..................      29,678
      12,600        * Stoneridge, Inc .............................     185,346
       7,000        * Stratex Networks, Inc .......................      26,950
       4,900        * Superconductor Technologies .................      19,257
         800        * Supertex, Inc ...............................      14,352
      24,900        * Sycamore Networks, Inc ......................     122,010
       1,600        * Symmetricom, Inc ............................      10,128
       1,500        * Synaptics, Inc ..............................      16,140
       3,800        * Technitrol, Inc .............................      69,958
       4,700        * Tekelec .....................................      73,367
       4,100        * Tellium, Inc ................................       5,781
         600        * Terayon Communication Systems, Inc ..........       3,450
         200        * Thomas & Betts Corp .........................       3,170
       2,000        * Three-Five Systems, Inc .....................      11,020
       2,400        * Tollgrade Communications, Inc ...............      38,568
       5,500        * Transmeta Corp ..............................      15,400
         400        * Triquint Semiconductor, Inc .................       2,240
       2,600        * TTM Technologies, Inc .......................      37,128
       3,200        * Turnstone Systems, Inc ......................       9,184
       1,000        * Ulticom, Inc ................................      10,530
       1,700        * Universal Display Corp ......................      17,663
       1,900        * Universal Electronics, Inc ..................      21,850
       4,043        * Valence Technology, Inc .....................      13,787
       1,500        * Varian Semiconductor Equipment Associates, Inc     56,175
       8,400        * Verso Technologies, Inc .....................      31,500
       2,000        * Viasat, Inc .................................      35,620
       3,900        * Vicor Corp ..................................      37,167
         733        * Virage Logic Corp ...........................       5,571
       7,800        * Vitesse Semiconductor Corp ..................      49,920
       3,900        * Westell Technologies, Inc ...................      29,211
         200        * White Electronic Designs Corp ...............       2,150
       1,800        * Wilson Greatbatch Technologies, Inc .........      64,890
         900          Woodhead Industries, Inc ....................      13,545
         100        * Xicor, Inc ..................................         929
                                                                    -----------
                      TOTAL ELECTRONIC AND OTHER ELECTRIC EQUIPMENT   6,252,178
                                                                    -----------
 ENGINEERING AND MANAGEMENT SERVICES--2.54%
       3,300        * aaiPharma, Inc .............................. $    56,463
         100        * Advisory Board Co ...........................       4,545
         600        * Applera Corp (Celera Genomics Group) ........       7,014
         300        * Bioreliance Corp ............................       7,668
       9,000        * Century Business Services, Inc ..............      38,160
         700        * Charles River Associates, Inc ...............      19,971
       1,000        * Ciphergen Biosystems, Inc ...................      12,350
         500        * Cornell Cos, Inc ............................       8,225
         100        * Corrections Corp Of America .................       2,467
       1,300        * Covance, Inc ................................      29,094
         200        * CuraGen Corp ................................       1,006
         100        * CV Therapeutics, Inc ........................       2,200
       6,200        * Decode Genetics, Inc ........................      29,202
      12,300        * Digitas, Inc ................................      89,298
         100        * Diversa Corp ................................         775
       1,600        * eResearch Technology, Inc ...................      55,728
       1,200        * Exact Sciences Corp .........................      16,200
         100        * Exelixis, Inc ...............................         714
         500        * Exult, Inc ..................................       4,020
         100        * First Consulting Group, Inc .................         498
       1,100        * Forrester Research, Inc .....................      15,763
       1,900        * FTI Consulting, Inc .........................      32,965
       7,500        * Gartner, Inc (Class A) ......................      82,650
         100        * Gene Logic, Inc .............................         470
       7,000        * Genencor International, Inc .................     109,830
       2,400        * Gen-Probe, Inc ..............................     130,008
       2,700        * Kosan Biosciences, Inc ......................      21,492
         900          Landauer, Inc ...............................      31,887
         300        * Lexicon Genetics, Inc .......................       1,548
       1,000        * Luminex Corp ................................       6,750
       4,300        * MAXIMUS, Inc ................................     148,135
       3,100        * Maxygen, Inc ................................      31,620
         300        * MTC Technologies, Inc .......................       6,960
         200        * Navigant Consulting, Inc ....................       2,462
         100        * Neopharm, Inc ...............................       1,500
         700        * Newtek Business Services, Inc ...............       3,458
       1,200        * Parexel International Corp ..................      18,384
       2,500        * Per-Se Technologies, Inc ....................      40,000
         100        * Pharmacopeia, Inc ...........................       1,270
         600        * PracticeWorks, Inc ..........................      12,882
       3,500        * PRG-Schultz International, Inc ..............      19,880
       1,978        * Regeneration Technologies, Inc ..............      17,901
       1,600        * Regeneron Pharmaceuticals, Inc ..............      28,272
       9,200        * Repligen Corp ...............................      49,588
         900        * Research Frontiers, Inc .....................      10,322
         100        * Resources Connection, Inc ...................       2,441
         100        * Right Management Consultants, Inc ...........       1,808
       5,600        * Savient Pharmaceuticals, Inc ................      28,280
       1,700        * Seattle Genetics, Inc .......................      10,319
         400        * SFBC International, Inc .....................      11,373
       2,200        * Sourcecorp ..................................      51,150
       2,200        * Symyx Technologies, Inc .....................      47,388
         200        * Tejon Ranch Co ..............................       6,660
         100        * Telik, Inc ..................................       2,005
       5,000        * Tetra Tech, Inc .............................      99,550

                       SEE NOTES TO FINANCIAL STATEMENTS

   2003 Annual Report  Retail Class o  TIAA-CREF Institutional Mutual Funds   25

        Statement of Investments - INSTITUTIONAL SMALL-CAP EQUITY FUND -
                               September 30, 2003
--------------------------------------------------------------------------------

      SHARES                                                            VALUE
      ------                                                            -----
 ENGINEERING AND MANAGEMENT SERVICES--2.54% (continued)
         500        * TRC Cos, Inc ................................ $     8,230
      37,600        * U.S. Oncology, Inc ..........................     274,856
       1,300        * URS Corp ....................................      25,220
       2,800        * Washington Group International, Inc .........      75,460
       3,100        * Watson Wyatt & Co Holdings ..................      69,781
                                                                    -----------
                      TOTAL ENGINEERING AND MANAGEMENT SERVICES       1,926,116
                                                                    -----------
 EXECUTIVE, LEGISLATIVE AND GENERAL--0.00%
         500        * Omega Protein Corp ..........................       3,275
                                                                    -----------
                      TOTAL EXECUTIVE, LEGISLATIVE AND GENERAL            3,275
                                                                    -----------
 FABRICATED METAL PRODUCTS--0.97%
         700          CIRCOR International, Inc ...................      13,440
      20,900        * Crown Holdings, Inc .........................     141,075
         500        * Drew Industries, Inc ........................       9,255
      11,600        * Griffon Corp ................................     208,336
       1,600        * Intermagnetics General Corp .................      35,776
       4,600        * Jacuzzi Brands, Inc .........................      28,520
         900          Material Sciences Corp ......................       9,198
         200        * Mobile Mini, Inc ............................       3,858
         100        * NCI Building Systems, Inc ...................       1,990
         800        * Raytech Corp ................................       2,808
       3,700        * Shaw Group, Inc .............................      38,887
       1,300        * Silgan Holdings, Inc ........................      41,600
         800        * Simpson Manufacturing Co, Inc ...............      32,712
       1,400        * SPS Technologies, Inc .......................      63,000
      17,800        * Tower Automotive, Inc .......................      80,100
       1,200          Valmont Industries, Inc .....................      23,748
         100          Watts Industries, Inc (Class A) .............       1,762
                                                                    -----------
                      TOTAL FABRICATED METAL PRODUCTS                   736,065
                                                                    -----------
 FOOD AND KINDRED PRODUCTS--1.00%
       1,500        * American Italian Pasta Co (Class A) .........      58,035
       1,200        * Boston Beer Co, Inc (Class A) ...............      19,104
         300          Coca-Cola Bottling Co Consolidated ..........      15,045
       1,600          Corn Products International, Inc ............      50,960
       6,600        * Darling International, Inc ..................      17,490
         100          Farmer Brothers Co ..........................      32,031
       3,050          Flowers Foods, Inc ..........................      69,540
         200        * Horizon Organic Holding Corp ................       4,788
         100        * International Multifoods Corp ...............       2,335
       2,500          Interstate Bakeries Corp ....................      37,500
         600        * J & J Snack Foods Corp ......................      20,880
       2,300          Lance, Inc ..................................      22,862
         900        * M&F Worldwide Corp ..........................       8,667
         300        * National Beverage Corp ......................       4,530
         100        * Peets Coffee & Tea, Inc .....................       1,955
       1,300          Pilgrim's Pride Corp (Class B) ..............      16,250
      10,100        * Ralcorp Holdings, Inc .......................     279,770
         700          Riviana Foods, Inc ..........................      19,880
         600          Sanderson Farms, Inc ........................      18,876
       1,800          Sensient Technologies Corp ..................      37,800
       2,200          Topps Co, Inc ...............................      21,450
                                                                    -----------
                      TOTAL FOOD AND KINDRED PRODUCTS                   759,748
                                                                    -----------
 FOOD STORES--0.26%
       3,200        * 7-Eleven, Inc ...............................      43,936
         200          Arden Group, Inc (Class A) ..................      12,300
       1,400        * Great Atlantic & Pacific Tea Co, Inc ........      11,354
         800          Ingles Markets, Inc (Class A) ...............       7,840
         200        * Panera Bread Co (Class A) ...................       8,192
         400        * Pantry, Inc .................................       4,836
       2,600        * Pathmark Stores, Inc ........................      18,122
       3,300          Ruddick Corp ................................      51,282
       1,200          Weis Markets, Inc ...........................      40,812
         200        * Wild Oats Markets, Inc ......................       2,186
                                                                    -----------
                      TOTAL FOOD STORES                                 200,860
                                                                    -----------
 FURNITURE AND FIXTURES--0.14%
         900          Bassett Furniture Industries, Inc ...........      12,195
         400          Hooker Furniture Corp .......................      13,988
       2,300          Kimball International, Inc (Class B) ........      33,718
         900        * Select Comfort Corp .........................      23,850
         700          Stanley Furniture Co, Inc ...................      21,357
                                                                    -----------
                      TOTAL FURNITURE AND FIXTURES                      105,108
                                                                    -----------
 FURNITURE AND HOMEFURNISHINGS STORES--0.34%
       2,000        * Cost Plus, Inc ..............................      73,840
       1,600        * Electronics Boutique Holdings Corp ..........      45,712
       1,800        * Gamestop Corp ...............................      28,620
         300          Haverty Furniture Cos, Inc ..................       5,484
       1,800        * Intertan, Inc ...............................      16,470
         300        * Kirkland's, Inc .............................       4,809
       2,200        * Linens `n Things, Inc .......................      52,316
         600        * Rex Stores Corp .............................       7,830
         200        * The Bombay Co, Inc ..........................       1,970
       2,900        * Trans World Entertainment Corp ..............      16,385
         100        * Tweeter Home Entertainment Group, Inc .......         768
         600        * Ultimate Electronics, Inc ...................       5,694
                                                                    -----------
                      TOTAL FURNITURE AND HOMEFURNISHINGS STORES        259,898
                                                                    -----------
 GENERAL BUILDING CONTRACTORS--0.39%
         200        * Beazer Homes U.S.A., Inc ....................      16,880
       1,400          Brookfield Homes Corp .......................      25,942
         300        * Dominion Homes, Inc .........................       7,719
       1,900          M/I Schottenstein Homes, Inc ................      75,373
         900        * Meritage Corp ...............................      42,525
       2,118        * Palm Harbor Homes, Inc ......................      36,281
       2,200        * Perini Corp .................................      15,092
         200          Standard-Pacific Corp .......................       7,580
         200        * Technical Olympic U.S.A., Inc ...............       5,500
       2,600          Walter Industries, Inc ......................      27,898
       1,300        * WCI Communities, Inc ........................      21,450
         200        * William Lyon Homes, Inc .....................      10,030
                                                                    -----------
                      TOTAL GENERAL BUILDING CONTRACTORS                292,270
                                                                    -----------
 GENERAL MERCHANDISE STORES--0.57%
       6,600        * BJ's Wholesale Club, Inc ....................     127,842
       1,050        * Brookstone, Inc .............................      20,822
       4,300          Casey's General Stores, Inc .................      60,329
       5,800          Dillard's, Inc (Class A) ....................      81,084
       1,400          Fred's, Inc .................................      46,144
       3,100        * ShopKo Stores, Inc ..........................      46,500
       2,000        * Stein Mart, Inc .............................      10,940
       1,300        * Tuesday Morning Corp ........................      36,179
                                                                    -----------
                      TOTAL GENERAL MERCHANDISE STORES                  429,840
                                                                    -----------
 HEALTH SERVICES--2.01%
       4,000        * Accredo Health, Inc .........................     111,960
       1,200        * American Healthways, Inc ....................      50,388
       1,800        * Amsurg Corp .................................      59,382
       5,200        * Beverly Enterprises, Inc ....................      30,784
       2,200        * Chronimed, Inc ..............................      20,086
         500        * Corvel Corp .................................      17,775
       1,600        * Cross Country Healthcare, Inc ...............      22,544
       1,100        * CryoLife, Inc ...............................       6,776
         102        * Dynacq International, Inc ...................       1,838
       7,495        * Enzo Biochem, Inc ...........................     146,227
       7,200        * Genesis Health Ventures, Inc ................     174,600
       2,200        * Gentiva Health Services, Inc ................      25,300
       5,300          Hooper Holmes, Inc ..........................      35,245
         500        * IMPAC Medical Systems, Inc ..................       8,945
       2,400        * Inveresk Research Group, Inc ................      47,640
       1,000        * Kindred Healthcare, Inc .....................      37,450
         300        * LabOne, Inc .................................       6,999
       3,500        * LifePoint Hospitals, Inc ....................      84,175
       2,100        * MIM Corp ....................................      15,750
         600        * National Healthcare Corp ....................       8,568
         100        * Odyssey HealthCare, Inc .....................       2,982
         155        * Option Care, Inc ............................       1,862
       4,700        * Orthodontic Centers Of America, Inc .........      37,036
       7,500        * Pediatrix Medical Group, Inc ................     345,375


                        SEE NOTES TO FINANCIAL STATEMENTS

26   TIAA-CREF Institutional Mutual Funds o Retail Class  2003 Annual Report

        Statement of Investments - INSTITUTIONAL SMALL-CAP EQUITY FUND -
                               September 30, 2003
--------------------------------------------------------------------------------

      SHARES                                                            VALUE
      ------                                                            -----
 HEALTH SERVICES--2.01% (continued)
       3,400        * Province Healthcare Co ......................$     44,030
       1,600        * RehabCare Group, Inc ........................      27,280
       2,300        * Select Medical Corp .........................      66,240
         100        * Specialty Laboratories, Inc .................       1,305
       1,600        * Sunrise Senior Living, Inc ..................      41,968
         500        * U.S. Physical Therapy, Inc ..................       6,116
         100        * United Surgical Partners International, Inc .       2,830
       1,100        * VistaCare, Inc (Class A) ....................      34,430
                                                                    -----------
                      TOTAL HEALTH SERVICES                           1,523,886
                                                                    -----------
 HEAVY CONSTRUCTION, EXCEPT BUILDING--0.25%
       8,100          Granite Construction, Inc ...................     151,308
       2,100        * Insituform Technologies, Inc (Class A) ......      37,296
                                                                    -----------
                      TOTAL HEAVY CONSTRUCTION, EXCEPT BUILDING         188,604
                                                                    -----------
 HOLDING AND OTHER INVESTMENT OFFICES--7.83%
         400        * 4Kids Entertainment, Inc ....................       8,440
       1,400          Acadia Realty Trust .........................      15,372
         800          Alabama National Bancorp ....................      38,000
         100        * Alexander's, Inc ............................      10,550
         100          Alexandria Real Estate Equities, Inc ........       4,803
         900          Allegiant Bancorp, Inc ......................      18,180
         400          Amcore Financial, Inc .......................      10,064
         500          American Land Lease, Inc ....................       9,225
       8,300          American Mortgage Acceptance Co .............     137,282
         200        * American Realty Investors, Inc ..............       2,008
       2,100          AMLI Residential Properties Trust ...........      55,020
       4,400          Anthracite Capital, Inc .....................      42,460
       2,400          Anworth Mortgage Asset Corp .................      34,272
         200        * Apex Mortgage Capital, Inc ..................       1,076
       1,600          Associated Estates Realty Corp ..............      10,432
       1,400          Bedford Property Investors, Inc .............      36,330
       2,400          Brandywine Realty Trust .....................      61,656
       4,400          Brookline Bancorp, Inc ......................      64,768
         300          BRT Realty Trust ............................       5,724
       1,300          Capital Automotive REIT .....................      39,663
         900          Capstead Mortgage Corp ......................      11,187
       2,100          Chateau Communities, Inc ....................      62,496
         500        * Cherokee, Inc ...............................      10,600
         700          Colonial Properties Trust ...................      25,221
       3,761          Commercial Net Lease Realty, Inc ............      64,050
         900          Community Banks, Inc ........................      29,790
       5,900          Community First Bankshares, Inc .............     155,937
       1,200          Connecticut Bancshares, Inc .................      61,500
       5,100          Cornerstone Realty Income Trust, Inc ........      41,208
       2,700          Corporate Office Properties Trust ...........      49,977
       1,100          Correctional Properties Trust ...............      27,445
         200        * Criimi MAE, Inc .............................       2,076
       3,500          Crown American Realty Trust .................      41,650
         100          Eastgroup Properties, Inc ...................       2,778
         900          Entertainment Properties Trust ..............      27,000
         800          Equity Inns, Inc ............................       6,024
       5,800          Equity One, Inc .............................      98,600
         100          Essex Property Trust, Inc ...................       6,271
         400        * FelCor Lodging Trust, Inc ...................       4,144
         600          First Defiance Financial Corp ...............      13,980
         200          First Indiana Corp ..........................       3,700
       3,900          First Industrial Realty Trust, Inc ..........     125,073
       6,800          First Niagara Financial Group, Inc ..........     102,680
       1,200          First Place Financial Corp ..................      21,300
       2,900          Fremont General Corp ........................      36,859
       3,900          Gables Residential Trust ....................     126,048
         800          German American Bancorp .....................      14,048
         824          Gladstone Capital Corp ......................      16,027
         100          Glenborough Realty Trust, Inc ...............       1,886
      12,000          Glimcher Realty Trust .......................     252,840
       1,300          Great Lakes REIT ............................      20,696
       1,343          Greater Bay Bancorp .........................      27,934
         600        * Hawthorne Financial Corp ....................      24,096
       5,434          Health Care REIT, Inc .......................     167,639
         100          Heritage Property Investment Trust ..........       2,888
       5,100          Highwoods Properties, Inc ...................     121,686
         111          Home Properties Of New York, Inc ............       4,351
      16,600          IMPAC Mortgage Holdings, Inc ................     268,754
         900          Innkeepers U.S.A. Trust .....................       7,830
       4,090          iShares Russell 2000 Index Fund .............     396,935
       1,800          Keystone Property Trust .....................      36,468
       9,500          Kilroy Realty Corp ..........................     271,225
       1,900          Koger Equity, Inc ...........................      35,720
       2,100          Kramont Realty Trust ........................      35,595
         500        * La Quinta Corp ..............................       3,115
       1,500          LaSalle Hotel Properties ....................      25,995
       2,900          Lexington Corporate Properties Trust ........      55,564
       8,500        * Local Financial Corp ........................     152,065
       1,100          LTC Properties, Inc .........................      12,738
         100          Manufactured Home Communities, Inc ..........       3,918
         100          MASSBANK Corp ...............................       3,677
         200        * Meristar Hospitality Corp ...................       1,416
       5,400          MFA Mortgage Investments, Inc ...............      51,408
       1,600          Mid Atlantic Realty Trust ...................      33,600
       2,500          Mid-America Apartment Communities, Inc ......      75,450
       1,300          Mission West Properties, Inc ................      16,068
      10,200          National Health Investors, Inc ..............     185,946
         500          National Health Realty, Inc .................       7,560
       5,600          Nationwide Health Properties, Inc ...........      97,944
       2,400          Newcastle Investment Corp ...................      55,176
       4,700          Novastar Financial, Inc .....................     270,109
         100          Omega Healthcare Investors, Inc .............         768
       2,600          Oriental Financial Group, Inc ...............      63,076
         100          Pacific Northwest Bancorp ...................       3,565
         900          Parkway Properties, Inc .....................      39,330
       1,600          Pennsylvania Real Estate Investment Trust ...      53,520
         300          Post Properties, Inc ........................       8,169
       1,700          Prentiss Properties Trust ...................      52,700
       1,700        * Price Legacy Corp ...........................       5,950
         200          PrivateBancorp, Inc .........................       6,622
          46          Prosperity Bancshares, Inc ..................         980
         100          Provident Bancorp, Inc ......................       4,202
         200          PS Business Parks, Inc ......................       7,548
         600          Quaker City Bancorp, Inc ....................      24,000
       5,500          RAIT Investment Trust .......................     126,280
       1,300          Ramco-Gershenson Properties .................      33,085
         300          Reckson Associates Realty Corp ..............       6,933
         511          Redwood Trust, Inc ..........................      21,666
       1,300          Sandy Spring Bancorp, Inc ...................      42,276
         900          Saul Centers, Inc ...........................      23,895
      18,800          Senior Housing Properties Trust .............     270,908
       1,100          Sizeler Property Investors ..................      11,528
         100          SL Green Realty Corp ........................       3,611
         300          Sovran Self Storage, Inc ....................       9,945
       1,200          Suffolk Bancorp .............................      39,948
         200          Summit Properties, Inc ......................       4,544
         200          Sun Communities, Inc ........................       7,880
       3,900          Susquehanna Bancshares, Inc .................     100,230
         700          Tanger Factory Outlet Centers, Inc ..........      25,725
       7,100          Taubman Centers, Inc ........................     139,160
         460          Tompkins Trustco, Inc .......................      21,045
       1,500          Town & Country Trust ........................      35,235
         100        * Transcontinental Realty Investors, Inc ......       1,179
       2,000          U.S. Restaurant Properties, Inc .............      32,500
         500          United Mobile Homes, Inc ....................       7,535
         100          United National Bancorp .....................       3,321
       6,200          Ventas, Inc .................................     106,144
         100          Washington Real Estate Investment Trust .....       2,900
       2,835          Waypoint Financial Corp .....................      56,700
         200          Westfield Financial, Inc ....................       4,464
       1,300          Winston Hotels, Inc .........................      11,830
                                                                    -----------
                      TOTAL HOLDING AND OTHER INVESTMENT OFFICES      5,942,183
                                                                    -----------

                       SEE NOTES TO FINANCIAL STATEMENTS

   2003 Annual Report  Retail Class o  TIAA-CREF Institutional Mutual Funds   27

        Statement of Investments - INSTITUTIONAL SMALL-CAP EQUITY FUND -
                               September 30, 2003
--------------------------------------------------------------------------------

      SHARES                                                            VALUE
      ------                                                            -----
 HOTELS AND OTHER LODGING PLACES--0.53%
         600        * Ameristar Casinos, Inc ...................... $    15,024
       2,300        * Boca Resorts, Inc (Class A) .................      29,808
       5,300          Boyd Gaming Corp ............................      80,878
       6,500        * Choice Hotels International, Inc ............     188,630
         100        * Extended Stay America, Inc ..................       1,493
       1,500          Marcus Corp .................................      22,890
         800        * Pinnacle Entertainment, Inc .................       5,600
       3,500        * Prime Hospitality Corp ......................      30,415
       1,700        * Vail Resorts, Inc ...........................      24,310
                                                                    -----------
                      TOTAL HOTELS AND OTHER LODGING PLACES             399,048
                                                                    -----------
 INDUSTRIAL MACHINERY AND EQUIPMENT--5.53%
       1,200        * Aaon, Inc ...................................      19,704
         200        * Actuant Corp ................................      11,230
      11,700        * Adaptec, Inc ................................      88,452
      16,359        * Advanced Digital Information Corp ...........     229,353
         400          Alamo Group, Inc ............................       5,704
         400          Ampco-Pittsburgh Corp .......................       4,796
       1,600        * Astec Industries, Inc .......................      16,480
         500        * ASV, Inc ....................................       9,545
         200        * Asyst Technologies, Inc .....................       2,814
         600        * Axcelis Technologies, Inc ...................       4,956
         300          BHA Group Holdings, Inc .....................       7,128
       6,900          Black Box Corp ..............................     274,689
       2,000        * Blount International, Inc ...................       9,620
       4,100          Briggs & Stratton Corp ......................     240,916
         500        * Brooks Automation, Inc ......................      10,450
         400          Cascade Corp ................................       8,820
       1,100        * Cirrus Logic, Inc ...........................       6,083
      10,400        * Computer Network Technology Corp ............      90,272
      10,100        * Concurrent Computer Corp ....................      38,279
         300        * Cray, Inc ...................................       3,294
         503        * Cuno, Inc ...................................      19,713
         300        * Cymer, Inc ..................................      12,360
      13,100        * Dot Hill Systems Corp .......................     180,256
         500        * Dril-Quip, Inc ..............................       8,450
       5,300        * Electronics For Imaging, Inc ................     123,596
         500          Engineered Support Systems, Inc .............      30,250
      10,800        * EnPro Industries, Inc .......................     104,220
       2,000        * Esterline Technologies Corp .................      38,580
         300        * FalconStor Software, Inc ....................       1,878
       1,000        * Fargo Electronics, Inc ......................      12,600
      13,500        * Flowserve Corp ..............................     274,050
         800        * Gardner Denver, Inc .........................      16,808
      58,600        * Gateway, Inc ................................     331,676
         500        * General Binding Corp ........................       5,200
       3,400        * Global Power Equipment Group, Inc ...........      17,918
         600          Gorman-Rupp Co ..............................      13,566
       5,500        * Handspring, Inc .............................       6,215
         100        * Hydril Co ...................................       2,026
       2,600        * Hypercom Corp ...............................      14,014
         300          IDEX Corp ...................................      10,932
         300        * InFocus Corp ................................       1,458
         150        * Interland, Inc ..............................       1,154
       6,200          Iomega Corp .................................      69,068
         100          JLG Industries, Inc .........................       1,152
         500        * Joy Global, Inc .............................       7,850
         500        * Kadant, Inc .................................       9,580
       2,500          Kaydon Corp .................................      59,350
         500          Kennametal, Inc .............................      18,700
       4,000        * Komag, Inc ..................................      70,080
         400        * Kulicke & Soffa Industries, Inc .............       4,336
       1,300          Lennox International, Inc ...................      18,993
       3,200          Lincoln Electric Holdings, Inc ..............      71,072
         200          Lindsay Manufacturing Co ....................       4,020
         500          Lufkin Industries, Inc ......................      12,000
         100          Manitowoc Co, Inc ...........................       2,169
         200        * Mestek, Inc .................................       3,362
       1,700        * Micros Systems, Inc .........................      58,055
         400        * Milacron, Inc ...............................         920
       2,400          Modine Manufacturing Co .....................      57,120
       2,200          Nacco Industries, Inc (Class A) .............     157,300
       1,600          Nordson Corp ................................      41,424
         600        * Omnicell, Inc ...............................       9,744
         700        * Overland Storage, Inc .......................      10,325
       2,700        * Palm, Inc ...................................      52,785
       2,600        * Paxar Corp ..................................      33,280
       1,200        * Planar Systems, Inc .........................      25,740
       4,800        * Presstek, Inc ...............................      35,419
       1,600        * ProQuest Co .................................      42,080
       1,700        * Quantum Corp ................................       5,236
      10,400        * Rainbow Technologies, Inc ...................      95,056
         700          Robbins & Myers, Inc ........................      15,568
       1,400          Sauer-Danfoss, Inc ..........................      19,740
         700          Schawk, Inc .................................       8,344
       1,600        * Scientific Games Corp (Class A) .............      18,256
         200        * Semitool, Inc ...............................       1,592
       2,630        * Sigma Designs, Inc ..........................      22,592
      18,600        * Silicon Graphics, Inc .......................      17,856
         700        * Simpletech, Inc .............................       5,012
       1,000          Standex International Corp ..................      24,300
       4,600          Stewart & Stevenson Services, Inc ...........      69,092
         600        * Surebeam Corp (Class A) .....................         858
         100          Tecumseh Products Co (Class A) ..............       3,731
         900          Tennant Co ..................................      33,156
       3,500        * Terex Corp ..................................      64,855
         100          Thomas Industries, Inc ......................       2,852
       2,600          Toro Co .....................................     117,000
         100        * Ultratech, Inc ..............................       2,822
      16,000        * UNOVA, Inc ..................................     234,400
       2,100        * Veeco Instruments, Inc ......................      41,916
       3,900          Woodward Governor Co ........................     170,469
       1,100          York International Corp .....................      38,049
                                                                    -----------
                      TOTAL INDUSTRIAL MACHINERY AND EQUIPMENT        4,198,181
                                                                    -----------
 INSTRUMENTS AND RELATED PRODUCTS--6.46%
       2,100        * Aclara BioSciences, Inc .....................       8,316
         400        * Advanced Neuromodulation Systems, Inc .......      15,960
         100        * Aksys Ltd ...................................         999
       3,300        * Alaris Medical Systems, Inc .................      54,780
       1,100        * American Medical Systems Holdings, Inc ......      23,870
       1,700          Analogic Corp ...............................      81,600
       3,100          Arrow International, Inc ....................      71,300
       2,000        * Arthrocare Corp .............................      35,640
         800        * Aspect Medical Systems, Inc .................       8,216
       1,000          BEI Technologies, Inc .......................      15,600
       1,700        * Biolase Technology, Inc .....................      19,397
         782        * Bruker BioSciences Corp .....................       3,441
         600        * Candela Corp ................................       7,656
         600        * Cantel Medical Corp .........................       8,004
       4,300        * Cardiac Science, Inc ........................      17,888
       3,000        * Cardiodynamics International Corp ...........      13,470
       1,000        * Cerus Corp ..................................       4,630
       1,000        * Cholestech Corp .............................       7,600
         600        * Closure Medical Corp ........................      14,634
       6,400          Cognex Corp .................................     168,256
       2,700        * Coherent, Inc ...............................      66,501
       1,800          Cohu, Inc ...................................      35,208
       1,100        * Cole National Corp ..........................      13,706
         100        * Conceptus, Inc ..............................       1,310
       2,000        * Concord Camera Corp .........................      21,300
       2,800        * Conmed Corp .................................      57,792
       2,300          Cooper Cos, Inc .............................      93,725
       2,200        * Credence Systems Corp .......................      25,300
         100        * CTI Molecular Imaging, Inc ..................       1,477
       1,000        * Cyberonics, Inc .............................      30,860
      27,600        * Cytyc Corp ..................................     415,104


                        SEE NOTES TO FINANCIAL STATEMENTS

28   TIAA-CREF Institutional Mutual Funds o Retail Class  2003 Annual Report

        Statement of Investments - INSTITUTIONAL SMALL-CAP EQUITY FUND -
                               September 30, 2003
--------------------------------------------------------------------------------

      SHARES                                                            VALUE
      ------                                                            -----
 INSTRUMENTS AND RELATED PRODUCTS--6.46% (continued)
       1,100          Datascope Corp ..............................$     33,814
       2,700        * Dionex Corp .................................     106,272
         500        * DJ Orthopedics, Inc .........................       6,975
         100        * DRS Technologies, Inc .......................       2,413
       2,300          EDO Corp ....................................      46,575
       1,300        * ESCO Technologies, Inc ......................      58,851
         400        * Exactech, Inc ...............................       6,540
       1,000        * Excel Technology, Inc .......................      25,000
         300        * FEI Co ......................................       7,002
       3,000        * Flir Systems, Inc ...........................      76,860
         100        * Fossil, Inc .................................       2,423
       1,600        * Haemonetics Corp ............................      37,776
         200        * Hanger Orthopedic Group, Inc ................       3,070
         900        * Herley Industries, Inc ......................      15,768
       1,600        * Hologic, Inc ................................      21,808
         900        * ICU Medical, Inc ............................      24,489
       2,100        * Igen International, Inc .....................     121,380
       1,200        * Ii-Vi, Inc ..................................      23,988
       1,400        * Inamed Corp .................................     102,830
         100        * Input/Output, Inc ...........................         391
       7,934        * Integra LifeSciences Holding ................     224,453
         100        * Integrated Defense Technology, Inc ..........       1,678
       1,700        * Interpore International .....................      26,112
       1,950        * Intuitive Surgical, Inc .....................      32,526
       2,500          Invacare Corp ...............................      93,950
         100        * Invision Technologies, Inc ..................       2,434
         800        * Ionics, Inc .................................      19,568
       1,400        * I-Stat Corp .................................      18,718
       1,900        * Itron, Inc ..................................      38,133
         300        * Ixia ........................................       3,246
       1,500          Keithley Instruments, Inc ...................      21,225
         600        * Kensey Nash Corp ............................      14,088
         100        * KVH Industries, Inc .........................       2,521
       1,000        * Kyphon, Inc .................................      19,500
         500        * Laserscope ..................................       5,875
         300        * Lexar Media, Inc ............................       5,112
       1,700        * LTX Corp ....................................      19,142
         500        * Medical Action Industries, Inc ..............       6,510
       4,800          Mentor Corp .................................     109,440
       3,100        * Merit Medical Systems, Inc ..................      68,510
         900        * Micro Therapeutics, Inc .....................       4,761
         700          Mine Safety Appliances Co ...................      38,234
       2,500        * MKS Instruments, Inc ........................      54,150
       6,400        * Molecular Devices Corp ......................     111,488
         800          Movado Group, Inc ...........................      17,520
       2,100          MTS Systems Corp ............................      31,962
         200        * Newport Corp ................................       2,820
       1,600        * Novoste Corp ................................       7,056
       2,300          Oakley, Inc .................................      23,000
       1,400        * Ocular Sciences, Inc ........................      31,192
         200        * Orbital Sciences Corp .......................       1,856
       2,900        * Orthologic Corp .............................      15,602
       1,500        * Osteotech, Inc ..............................      12,285
       1,500        * Photon Dynamics, Inc ........................      43,725
         766        * Pinnacle Systems, Inc .......................       6,457
       1,400        * Possis Medical, Inc .........................      21,840
         500        * Retractable Technologies, Inc ...............       3,055
         700        * Rofin-Sinar Technologies, Inc ...............      14,693
       1,400          Roper Industries, Inc .......................      60,970
         500        * Rudolph Technologies, Inc ...................       9,655
       2,100        * Sola International, Inc .....................      33,600
         300        * SonoSite, Inc ...............................       6,003
       8,800        * Staar Surgical Co ...........................      93,368
       2,200        * Star Scientific, Inc ........................       4,004
       3,700        * Sybron Dental Specialties, Inc ..............      92,759
         800        * Synovis Life Technologies, Inc ..............      19,560
         200          Sypris Solutions, Inc .......................       2,746
       9,400        * Techne Corp .................................     298,826
       2,800        * Theragenics Corp ............................      15,960
      13,900        * Thoratec Corp ...............................     236,161
       1,600        * Trimble Navigation Ltd ......................      37,040
       1,900        * TriPath Imaging, Inc ........................      16,530
         100          United Industrial Corp ......................       1,590
       4,500        * Varian, Inc .................................     140,940
       1,300        * Ventana Medical Systems, Inc ................      52,390
       2,800        * Viasys Healthcare, Inc ......................      56,560
      15,200        * Visx, Inc ...................................     289,560
       2,400        * Vital Images, Inc ...........................      44,926
         500          Vital Signs, Inc ............................      14,650
       2,994        * Vivus, Inc ..................................      10,479
       1,500        * Wright Medical Group, Inc ...................      37,920
       1,900          X-Rite, Inc .................................      21,508
         500          Young Innovations, Inc ......................      16,005
         700        * Zoll Medical Corp ...........................      22,435
       1,500        * Zygo Corp ...................................      24,600
                                                                    -----------
                      TOTAL INSTRUMENTS AND RELATED PRODUCTS          4,902,947
                                                                    -----------
 INSURANCE AGENTS, BROKERS AND SERVICE--0.05%
         100        * Clark, Inc ..................................       1,334
       1,100          Crawford & Co (Class B) .....................       7,722
         100          Hilb, Rogal & Hamilton Co ...................       3,104
       2,000        * USI Holdings Corp ...........................      26,020
                                                                    -----------
                      TOTAL INSURANCE AGENTS, BROKERS AND SERVICE        38,180
                                                                    -----------
 INSURANCE CARRIERS--3.06%
       3,500          21st Century Insurance Group ................      48,230
       2,100        * Allmerica Financial Corp ....................      50,001
         300        * American Medical Security Group, Inc ........       6,093
       1,800        * American Physicians Capital, Inc ............      50,004
       2,200        * AMERIGROUP Corp .............................      98,186
       6,500          AmerUs Group Co .............................     221,000
       2,300        * Argonaut Group, Inc .........................      29,900
         600          Baldwin & Lyons, Inc (Class B) ..............      14,010
       1,700        * Centene Corp ................................      51,663
         900        * Citizens, Inc ...............................       7,245
       6,000          Commerce Group, Inc .........................     227,760
         600          Delphi Financial Group, Inc (Class A) .......      27,912
         300          Donegal Group, Inc ..........................       4,530
         200          EMC Insurance Group, Inc ....................       3,586
         400        * Enstar Group, Inc ...........................      15,700
         700          FBL Financial Group, Inc (Class A) ..........      17,248
         200          Financial Industries Corp ...................       2,840
         600          Great American Financial Resources, Inc .....       8,688
         100          Harleysville Group, Inc .....................       2,331
       5,100        * HealthExtras, Inc ...........................      43,911
         400          Independence Holding Co .....................       8,700
       1,200          Infinity Property & Casualty Corp ...........      33,732
         300          Kansas City Life Insurance Co ...............      13,758
       6,500          Landamerica Financial Group, Inc ............     297,960
         600          Midland Co ..................................      12,780
         300        * National Western Life Insurance Co (Class A)       41,208
         500        * Navigators Group, Inc .......................      16,355
         400          NYMAGIC, Inc ................................       8,972
       1,900        * Ohio Casualty Corp ..........................      27,550
       1,500        * Philadelphia Consolidated Holding Corp ......      69,300
       9,000          Phoenix Cos, Inc ............................     103,950
         500        * Pico Holdings, Inc ..........................       6,535
       2,000          PMA Capital Corp (Class A) ..................      25,060
       1,100          Presidential Life Corp ......................      16,643
       1,200        * ProAssurance Corp ...........................      30,996
         200          RLI Corp ....................................       6,584
         800          Safety Insurance Group, Inc .................      12,416
         100          Selective Insurance Group, Inc ..............       2,976
       6,600        * Sierra Health Services, Inc .................     135,630
         900          State Auto Financial Corp ...................      22,698
       9,100        * Stewart Information Services Corp ...........     256,984
         200        * Triad Guaranty, Inc .........................       9,816
      10,700        * UICI ........................................     134,178

                       SEE NOTES TO FINANCIAL STATEMENTS

   2003 Annual Report  Retail Class o  TIAA-CREF Institutional Mutual Funds   29

        Statement of Investments - INSTITUTIONAL SMALL-CAP EQUITY FUND -
                               September 30, 2003
--------------------------------------------------------------------------------

      SHARES                                                            VALUE
      ------                                                            -----
 INSURANCE CARRIERS--3.06% (continued)
         600          United Fire & Casualty Co ...................$     21,936
         200        * Universal American Financial Corp ...........       1,770
          72        * Wellpoint Health Networks, Inc ..............       5,550
       2,400          Zenith National Insurance Corp ..............      66,768
                                                                    -----------
                      TOTAL INSURANCE CARRIERS                        2,321,643
                                                                    -----------
 JUSTICE, PUBLIC ORDER AND SAFETY--0.02%
         700        * Wackenhut Corrections Corp ..................      11,935
                                                                    -----------
                      TOTAL JUSTICE, PUBLIC ORDER AND SAFETY             11,935
                                                                    -----------
 LEATHER AND LEATHER PRODUCTS--0.55%
       7,900          Brown Shoe Co, Inc ..........................     250,430
         800          K-Swiss, Inc (Class A) ......................      28,792
         500        * Steven Madden Ltd ...........................       9,485
         200          Weyco Group, Inc ............................       9,898
       6,000          Wolverine World Wide, Inc ...................     116,400
                                                                    -----------
                      TOTAL LEATHER AND LEATHER PRODUCTS                415,005
                                                                    -----------
 LEGAL SERVICES--0.10%
       3,300        * Pre-Paid Legal Services, Inc ................      77,286
                                                                    -----------
                      TOTAL LEGAL SERVICES                               77,286
                                                                    -----------
 LUMBER AND WOOD PRODUCTS--0.28%
         500          American Woodmark Corp ......................      22,380
      18,500        * Champion Enterprises, Inc ...................     117,475
         600          Deltic Timber Corp ..........................      17,352
         700        * Modtech Holdings, Inc .......................       5,558
         500          Skyline Corp ................................      16,010
       1,500          Universal Forest Products, Inc ..............      36,405
                                                                    -----------
                      TOTAL LUMBER AND WOOD PRODUCTS                    215,180
                                                                    -----------
 METAL MINING--0.14%
         100        * Cleveland-Cliffs, Inc .......................       2,560
      16,600        * Coeur D'alene Mines Corp ....................      51,626
         600        * Hecla Mining Co .............................       3,144
       1,500          Royal Gold, Inc .............................      27,450
       3,830        * Stillwater Mining Co ........................      24,129
                                                                    -----------
                      TOTAL METAL MINING                                108,909
                                                                    -----------
 MISCELLANEOUS MANUFACTURING INDUSTRIES--1.18%
      20,800          Callaway Golf Co ............................     296,816
       1,300        * Daktronics, Inc. ............................      20,813
       3,800        * Identix, Inc ................................      19,874
         200        * Jakks Pacific, Inc ..........................       2,438
      13,500        * K2, Inc .....................................     200,475
      12,400          Nautilus Group, Inc .........................     156,488
       1,300          Oneida Ltd ..................................       4,004
         800          Penn Engineering & Manufacturing Corp .......      12,328
         100        * RC2 Corp ....................................       1,921
         100          Russ Berrie & Co, Inc .......................       3,369
       1,600        * Shuffle Master, Inc .........................      43,488
         400        * Steinway Musical Instruments, Inc ...........       7,100
       4,900        * Yankee Candle Co, Inc .......................     124,852
                                                                    -----------
                      TOTAL MISCELLANEOUS MANUFACTURING INDUSTRIES      893,966
                                                                    -----------
 MISCELLANEOUS RETAIL--1.96%
       1,500        * 1-800-Flowers.com, Inc (Class A) ............      11,280
         100        * AC Moore Arts & Crafts, Inc .................       2,228
         600        * Big 5 Sporting Goods Corp ...................       9,168
         500          Blair Corp ..................................      10,400
      15,300          Cash America International, Inc .............     250,920
       1,050        * Coldwater Creek, Inc ........................      10,311
       1,200        * Dick's Sporting Goods, Inc ..................      44,808
       7,900        * Drugstore.com, Inc ..........................      60,435
       2,000        * Duane Reade, Inc ............................      31,900
         600        * Finlay Enterprises, Inc .....................       8,718
         300        * FTD, Inc (Class A) ..........................       6,753
         600        * Galyans Trading Co, Inc .....................       6,126
         500          Hancock Fabrics, Inc ........................       7,890
         650        * Hibbett Sporting Goods, Inc .................      15,548
         800        * Jo-Ann Stores, Inc (Class A) ................      22,320
      12,100          Longs Drug Stores Corp ......................     243,573
      15,200        * OfficeMax, Inc ..............................     142,424
         200        * Overstock.com, Inc ..........................       2,978
         600        * PC Connection, Inc ..........................       5,640
       3,500        * Petco Animal Supplies, Inc ..................     109,200
       6,599        * Priceline.com, Inc ..........................     191,305
         100        * Sharper Image Corp ..........................       2,306
       1,710        * Sports Authority, Inc .......................      53,882
       3,700        * Stamps.com, Inc .............................      21,534
         800        * Systemax, Inc ...............................       5,312
         200        * Valuevision International, Inc (Class A) ....       3,182
         100        * Whitehall Jewellers, Inc ....................       1,121
         900          World Fuel Services Corp ....................      25,263
       4,020        * Zale Corp ...................................     178,528
                                                                    -----------
                      TOTAL MISCELLANEOUS RETAIL                      1,485,053
                                                                    -----------
 MOTION PICTURES--0.57%
       2,846        * Avid Technology, Inc .........................    150,383
         200        * Carmike Cinemas, Inc .........................      5,262
         500        * Hollywood Entertainment Corp .................      8,500
       2,200        * Movie Gallery, Inc ...........................     43,230
       6,600        * NetFlix, Inc .................................    221,826
         700        * Reading International, Inc ...................      3,997
                                                                    -----------
                      TOTAL MOTION PICTURES                             433,198
                                                                    -----------
 NONDEPOSITORY INSTITUTIONS--0.95%
         800        * Accredited Home Lenders Holding Co ..........      17,368
       2,200          Advanta Corp (Class A) ......................      24,200
       1,000          American Home Mortgage Holdings, Inc ........      17,570
       3,900          Charter Municipal Mortgage Acceptance Co ....      71,682
       9,500        * CompuCredit Corp ............................     166,250
       2,600        * Credit Acceptance Corp ......................      29,510
         900       b* DVI, Inc ....................................          99
       3,800        * E-Loan, Inc .................................      13,794
         100        * Federal Agricultural Mortgage Corp (Class C)        2,700
         100        * Financial Federal Corp ......................       3,051
       2,500          MCG Capital Corp ............................      39,025
         600          Medallion Financial Corp ....................       3,780
       3,000          Metris Cos, Inc .............................      12,360
       2,800          New Century Financial Corp ..................      79,296
         603        * Saxon Capital, Inc ..........................      10,335
         300        * United PanAm Financial Corp .................       5,223
       1,400          Westcorp ....................................      48,930
       3,400        * WFS Financial, Inc ..........................     125,902
       3,600        * World Acceptance Corp .......................      48,780
                                                                    -----------
                      TOTAL NONDEPOSITORY INSTITUTIONS                  719,855
                                                                    -----------
 NONMETALLIC MINERALS, EXCEPT FUELS--0.03%
       1,900          Amcol International Corp ....................      23,484
                                                                    -----------
                      TOTAL NONMETALLIC MINERALS, EXCEPT FUELS           23,484
                                                                    -----------
 OIL AND GAS EXTRACTION--2.58%
         100        * Atwood Oceanics, Inc ........................       2,399
       1,300          Berry Petroleum Co (Class A) ................      23,764
       4,200          Cabot Oil & Gas Corp (Class A) ..............     109,200
         100        * Cal Dive International, Inc .................       1,944
       4,000        * Cimarex Energy Co ...........................      78,400
         560        * Clayton Williams Energy, Inc ................      10,556
       1,900        * Comstock Resources, Inc .....................      25,384
       3,000        * Denbury Resources, Inc ......................      37,080
         100        * Encore Acquisition Co .......................       2,155
         200        * Evergreen Resources, Inc ....................       5,400
         100        * Forest Oil Corp .............................       2,395
      56,100        * Global Industries Ltd .......................     255,255
      10,200        * Grey Wolf, Inc ..............................      35,496
       1,100        * Hanover Compressor Co .......................      10,890
       1,800        * Harvest Natural Resources, Inc ..............      11,070
         888        * Horizon Offshore, Inc .......................       3,650
         200        * Houston Exploration Co ......................       7,020
      10,000        * KCS Energy, Inc .............................      68,000
      27,800        * Magnum Hunter Resources, Inc ................     222,122
       1,200        * McMoRan Exploration Co ......................      12,576


                        SEE NOTES TO FINANCIAL STATEMENTS

30   TIAA-CREF Institutional Mutual Funds o Retail Class  2003 Annual Report

        Statement of Investments - INSTITUTIONAL SMALL-CAP EQUITY FUND -
                               September 30, 2003
--------------------------------------------------------------------------------

      SHARES                                                            VALUE
      ------                                                            -----
 OIL AND GAS EXTRACTION--2.58% (continued)
      35,500        * Meridian Resource Corp .......................$   153,005
         200        * North Coast Energy, Inc ......................      2,498
       1,700        * Nuevo Energy Co ..............................     30,889
       8,600        * Oceaneering International, Inc ...............    202,272
       7,800        * Parker Drilling Co ...........................     18,408
       2,700          Patina Oil & Gas Corp ........................     97,848
         800          Penn Virginia Corp ...........................     35,360
         400        * Petrocorp, Inc ...............................      5,384
       1,500        * Petroleum Development Corp ...................     17,970
       3,800        * Plains Exploration & Production Co ...........     47,386
         463        * Prima Energy Corp ............................     11,691
         100        * Quicksilver Resources, Inc ...................      2,443
       2,300        * Range Resources Corp .........................     15,732
         100        * Remington Oil & Gas Corp .....................      1,815
         800          RPC, Inc .....................................      8,000
       1,700        * Seacor Smit, Inc .............................     61,489
         200        * Southwestern Energy Co .......................      3,620
         500        * Spinnaker Exploration Co .....................     12,000
         100          St. Mary Land & Exploration Co ...............      2,532
       3,200        * Stone Energy Corp ............................    112,896
       4,600        * Superior Energy Services, Inc ................     45,080
       1,650        * Tetra Technologies, Inc ......................     34,023
         200        * Tom Brown, Inc ...............................      5,140
       3,100        * Transmontaigne, Inc ..........................     18,476
         100        * Unit Corp ....................................      1,884
       2,900        * Veritas DGC, Inc .............................     23,142
       5,200          Vintage Petroleum, Inc .......................     56,576
         100        * W-H Energy Services, Inc .....................      1,780
                                                                    -----------
                      TOTAL OIL AND GAS EXTRACTION                    1,954,095
                                                                    -----------
 PAPER AND ALLIED PRODUCTS--0.50%
       1,200        * Buckeye Technologies, Inc ....................     10,908
       2,500        * Caraustar Industries, Inc ....................     21,825
         600          Chesapeake Corp ..............................     13,524
       1,300          Greif, Inc (Class A) .........................     33,800
       8,800        * Longview Fibre Co ............................     85,976
       2,700        * Playtex Products, Inc ........................     16,092
         100          Pope & Talbot, Inc ...........................      1,512
       2,500          Potlatch Corp ................................     74,300
       2,100          Rock-Tenn Co (Class A) .......................     30,618
       1,800          Schweitzer-Mauduit International, Inc ........     45,450
       3,400          Wausau-Mosinee Paper Corp ....................     41,514
                                                                     ----------
                      TOTAL PAPER AND ALLIED PRODUCTS                   375,519
                                                                     ----------
 PERSONAL SERVICES--0.42%
       3,500        * Alderwoods Group, Inc ........................     27,125
         700          Angelica Corp ................................     13,300
      14,700        * Coinstar, Inc ................................    197,715
         700          CPI Corp .....................................     12,880
       1,400          G & K Services, Inc (Class A) ................     49,000
         900          Unifirst Corp ................................     21,276
                                                                     ----------
                      TOTAL PERSONAL SERVICES                           321,296
                                                                     ----------
 PETROLEUM AND COAL PRODUCTS--0.39%
         100          ElkCorp ......................................      2,356
       8,800          Frontier Oil Corp ............................    129,360
         600        * Headwaters, Inc ..............................      9,660
       2,500          Holly Corp ...................................     61,950
       5,500        * Tesoro Petroleum Corp ........................     46,530
       1,500          WD-40 Co .....................................     47,535
                                                                     ----------
                      TOTAL PETROLEUM AND COAL PRODUCTS                 297,391
                                                                     ----------
 PRIMARY METAL INDUSTRIES--1.17%
       5,800        * AK Steel Holding Corp .......................      11,600
       4,800          Allegheny Technologies, Inc .................      31,440
       2,004        * Andrew Corp .................................      24,629
       1,300          Belden, Inc .................................      22,711
       5,700        * Brush Engineered Materials, Inc .............      58,425
         100        * Cable Design Technologies Corp ..............         800
       2,000          Carpenter Technology Corp ...................      42,880
         400        * Century Aluminum Co .........................       4,340
      13,300        * CommScope, Inc ..............................     160,398
         900          Curtiss-Wright Corp .........................      63,558
         900        * Encore Wire Corp ............................      11,880
       7,900        * General Cable Corp ..........................      62,884
         200          Gibraltar Steel Corp ........................       4,408
       1,300        * Liquidmetal Technologies, Inc ...............       4,095
       2,600        * Lone Star Technologies, Inc .................      35,074
         100          Matthews International Corp (Class A) .......       2,641
         100        * Maverick Tube Corp ..........................       1,552
       2,800        * Mueller Industries, Inc .....................      71,260
         100          NN, Inc .....................................       1,286
         200        * NS Group, Inc ...............................       1,292
       1,500          Quanex Corp .................................      50,400
         800        * RTI International Metals, Inc ...............       8,416
       2,100          Ryerson Tull, Inc ...........................      16,380
       1,000          Schnitzer Steel Industries, Inc (Class A) ...      30,030
         100        * Steel Dynamics, Inc .........................       1,514
       2,000          Texas Industries, Inc .......................      49,200
       7,500          Tredegar Corp ...............................     112,875
                                                                    -----------
                      TOTAL PRIMARY METAL INDUSTRIES                    885,968
                                                                    -----------
 PRINTING AND PUBLISHING--0.86%
       3,700        * American Greetings Corp (Class A) ...........      71,891
       1,200          Banta Corp ..................................      43,200
         300          Bowne & Co, Inc .............................       4,485
       1,200        * Consolidated Graphics, Inc ..................      30,516
         400          Courier Corp ................................      20,364
         350          CSS Industries, Inc .........................       9,013
       1,500          Ennis Business Forms, Inc ...................      20,115
       4,800          Harland (John H.) Co ........................     127,056
      10,800          Hollinger International, Inc ................     133,380
       1,100        * Information Holdings, Inc ...................      22,033
       3,100        * Journal Register Co .........................      58,125
       2,500        * Mail-Well, Inc ..............................       8,750
       1,100          New England Business Services, Inc ..........      29,282
      13,800        * Primedia, Inc ...............................      39,330
         300          Pulitzer, Inc ...............................      15,630
         600          Standard Register Co ........................       9,960
         700          Thomas Nelson, Inc ..........................       9,667
                                                                    -----------
                      TOTAL PRINTING AND PUBLISHING                     652,797
                                                                    -----------
 RAILROAD TRANSPORTATION--0.06%
       1,500          Florida East Coast Industries ...............      43,125
         100        * Genesee & Wyoming, Inc (Class A) ............       2,371
                                                                    -----------
                      TOTAL RAILROAD TRANSPORTATION                      45,496
                                                                    -----------
 REAL ESTATE--0.08%
         200        * Avatar Holdings, Inc ........................       6,396
         500          Consolidated-Tomoka Land Co .................      14,505
         100        * Jones Lang LaSalle, Inc .....................       1,850
         100        * Orleans Homebuilders, Inc ...................       1,182
       6,600        * Stewart Enterprises, Inc (Class A) ..........      25,080
         400        * Tarragon Realty Investors, Inc ..............       6,100
         200          United Capital Corp .........................       3,600
                                                                    -----------
                      TOTAL REAL ESTATE                                  58,713
                                                                    -----------
 RUBBER AND MISCELLANEOUS PLASTICS PRODUCTS--0.43%
         400        * Applied Films Corp ..........................      11,892
         600          Bandag, Inc .................................      20,238
       6,500          Cooper Tire & Rubber Co .....................     103,155
         800        * Goodyear Tire & Rubber Co ...................       5,256
         100        * Gundle/SLT Environmental, Inc ...............       1,535
         100        * Jarden Corp .................................       3,775
         600          Myers Industries, Inc .......................       6,006
         600          Quixote Corp ................................      15,090
         302          Schulman (A.), Inc ..........................       4,790
         100        * Skechers U.S.A., Inc (Class A) ..............         742
       2,100          Spartech Corp ...............................      44,730
         200        * Trex Co, Inc ................................       6,210
       4,500          Tupperware Corp .............................      60,210

                       SEE NOTES TO FINANCIAL STATEMENTS

   2003 Annual Report  Retail Class o  TIAA-CREF Institutional Mutual Funds   31

        Statement of Investments - INSTITUTIONAL SMALL-CAP EQUITY FUND -
                               September 30, 2003
--------------------------------------------------------------------------------

      SHARES                                                            VALUE
      ------                                                            -----
 RUBBER AND MISCELLANEOUS PLASTICS PRODUCTS--0.43% (continued)
       3,600        * Vans, Inc ...................................  $   39,240
                                                                     ----------
                      TOTAL RUBBER AND MISCELLANEOUS PLASTICS PRODUCTS  322,869
                                                                     ----------
 SECURITY AND COMMODITY BROKERS--1.00%
       5,400        * Affiliated Managers Group, Inc ..............     339,120
       2,600          First Albany Cos, Inc .......................      33,150
         100        * Gabelli Asset Management, Inc (Class A) .....       3,566
       7,000        * Investment Technology Group, Inc ............     134,260
       8,097        * Knight Trading Group, Inc ...................      92,711
         800          Sanders Morris Harris Group, Inc ............       7,096
       3,020        * SoundView Technology Group, Inc .............      29,717
       5,600          SWS Group, Inc ..............................     110,376
         200          Value Line, Inc .............................       9,600
                                                                     ----------
                      TOTAL SECURITY AND COMMODITY BROKERS              759,596
                                                                     ----------
 SOCIAL SERVICES--0.02%
         400        * Bright Horizons Family Solutions, Inc .......      15,980
                                                                     ----------
                      TOTAL SOCIAL SERVICES                              15,980
                                                                     ----------
 SPECIAL TRADE CONTRACTORS--0.49%
       4,600        * Dycom Industries, Inc .......................      93,794
       1,400        * EMCOR Group, Inc ............................      59,570
      14,400        * Integrated Electrical Services, Inc .........      99,360
         400        * John B. Sanfilippo & Son ....................       8,504
         800        * Matrix Service Co ...........................      14,208
       6,800        * Quanta Services, Inc ........................      56,236
       1,100          Roto-Rooter, Inc ............................      39,105
                                                                     ----------
                      TOTAL SPECIAL TRADE CONTRACTORS                   370,777
                                                                     ----------
 STONE, CLAY, AND GLASS PRODUCTS--0.80%
       4,400          Ameron International Corp ...................     145,244
       2,200          Apogee Enterprises, Inc .....................      22,704
       1,700        * Cabot Microelectronics Corp .................      94,758
         100          CARBO Ceramics, Inc .........................       3,616
         800          Centex Construction Products, Inc ...........      35,736
       1,400          Libbey, Inc .................................      38,934
      15,300       b* USG Corp ....................................     263,772
                                                                     ----------
                      TOTAL STONE, CLAY, AND GLASS PRODUCTS             604,764
                                                                     ----------
 TEXTILE MILL PRODUCTS--0.06%
         300          Albany International Corp (Class A) .........       9,252
         200        * Hampshire Group Ltd .........................       6,368
       5,800        * Interface, Inc (Class A) ....................      31,436
                                                                     ----------
                      TOTAL TEXTILE MILL PRODUCTS                        47,056
                                                                     ----------
 TOBACCO PRODUCTS--0.13%
       2,400          Universal Corp ..............................     101,112
                                                                     ----------
                      TOTAL TOBACCO PRODUCTS                            101,112
                                                                     ----------
 TRANSPORTATION BY AIR--1.19%
         100        * Airtran Holdings, Inc .......................       1,675
       1,800        * Alaska Air Group, Inc .......................      50,076
      23,700        * America West Holdings Corp (Class B) ........     230,601
       1,400        * AMR Corp ....................................      16,030
       1,300        * Atlantic Coast Airlines Holdings, Inc .......      11,063
       2,700        * Continental Airlines, Inc (Class B) .........      44,766
      14,900        * ExpressJet Holdings, Inc ....................     205,620
       2,800        * Forward Air Corp ............................      77,420
         100        * Frontier Airlines, Inc ......................       1,646
       3,700        * MAIR Holdings, Inc ..........................      25,123
      15,000        * Mesa Air Group, Inc .........................     166,500
       2,800        * Northwest Airlines Corp .....................      27,160
       1,700        * Offshore Logistics, Inc .....................      34,510
         400        * Petroleum Helicopters (Vote) ................      11,624
         100          Skywest, Inc ................................       1,732
                                                                     ----------
                      TOTAL TRANSPORTATION BY AIR                       905,546
                                                                     ----------
 TRANSPORTATION EQUIPMENT--0.92%
       2,700        * AAR Corp ....................................      21,654
       1,400        * Aftermarket Technology Corp .................      15,974
       1,900          Arctic Cat, Inc .............................      36,727
       2,300          Clarcor, Inc ................................      89,700
         800          Coachmen Industries, Inc ....................       9,368
         600        * Ducommun, Inc ...............................       9,780
       1,400        * Dura Automotive Systems, Inc ................      13,328
       1,000        * Fairchild Corp (Class A) ....................       4,950
         100          Federal Signal Corp .........................       1,490
       1,800        * Fleetwood Enterprises, Inc ..................      16,686
       1,600          GenCorp, Inc ................................      14,320
         400        * Greenbrier Cos, Inc .........................       5,404
       1,200          Heico Corp ..................................      16,320
       2,000          Kaman Corp (Class A) ........................      25,920
         500          Marine Products Corp ........................       7,360
         100        * Monaco Coach Corp ...........................       1,655
       1,300          Oshkosh Truck Corp ..........................      51,493
         100        * Sequa Corp (Class A) ........................       4,281
         100        * Sports Resorts International, Inc ...........         508
         600          Standard Motor Products, Inc ................       6,060
         400        * Strattec Security Corp ......................      19,064
         100          Superior Industries International, Inc ......       4,055
       3,200        * Teledyne Technologies, Inc ..................      46,560
       3,900        * Tenneco Automotive, Inc .....................      24,531
       1,000          Thor Industries, Inc ........................      54,020
         100          Trinity Industries, Inc .....................       2,585
         200        * Triumph Group, Inc ..........................       5,960
      12,700          Visteon Corp ................................      83,820
         200        * Wabash National Corp ........................       3,190
       3,000          Wabtec Corp .................................      47,550
       1,200          Winnebago Industries, Inc ...................      53,496
                                                                     ----------
                      TOTAL TRANSPORTATION EQUIPMENT                    697,809
                                                                     ----------
 TRANSPORTATION SERVICES--0.26%
         400        * Ambassadors Group, Inc ......................       6,804
         500          Ambassadors International, Inc ..............       6,125
       4,525        * EGL, Inc ....................................      82,265
         500          GATX Corp ...................................      10,575
       1,100        * Navigant International, Inc .................      15,411
       2,200        * Pacer International, Inc ....................      43,846
       4,000        * Railamerica, Inc ............................      34,400
                                                                     ----------
                      TOTAL TRANSPORTATION SERVICES                     199,426
                                                                     ----------
 TRUCKING AND WAREHOUSING--0.78%
       3,800          Arkansas Best Corp ..........................     104,500
         175        * Covenant Transport, Inc (Class A) ...........       3,220
       2,800          Heartland Express, Inc ......................      67,256
       4,000        * Landstar System, Inc ........................     244,080
         400        * P.A.M. Transportation Services ..............       8,208
       1,500          Roadway Corp ................................      73,155
       1,300        * SCS Transportation, Inc .....................      19,630
         500        * U.S. Xpress Enterprises, Inc (Class A) ......       6,125
       2,000          USF Corp ....................................      62,940
         100        * Yellow Corp .................................       2,988
                                                                     ----------
                      TOTAL TRUCKING AND WAREHOUSING                    592,102
                                                                     ----------
 WATER TRANSPORTATION--0.23%
       4,000          Alexander & Baldwin, Inc ....................     112,320
         100        * Gulfmark Offshore, Inc ......................       1,405
       1,500        * Kirby Corp ..................................      43,050
         600          Maritrans, Inc ..............................       9,000
       1,000        * Seabulk International, Inc ..................       7,290
                                                                     ----------
                      TOTAL WATER TRANSPORTATION                        173,065
                                                                     ----------
 WHOLESALE TRADE-DURABLE GOODS--2.13%
         400        * 1-800 Contacts, Inc .........................       8,072
         100          Agilysys, Inc ...............................         877
       1,100        * Alliance Imaging, Inc .......................       3,784
       4,500        * Anixter International, Inc ..................     102,465
       1,700          Applied Industrial Technologies, Inc ........      33,779
       1,500        * Audiovox Corp (Class A) .....................      18,945
       1,100        * Aviall, Inc .................................      13,618
         600          Barnes Group, Inc ...........................      15,576
       1,800        * Boyds Collection Ltd ........................       8,118
       1,400          Commercial Metals Co ........................      25,718


                        SEE NOTES TO FINANCIAL STATEMENTS

32   TIAA-CREF Institutional Mutual Funds o Retail Class  2003 Annual Report

        Statement of Investments - INSTITUTIONAL SMALL-CAP EQUITY FUND -
                               September 30, 2003
--------------------------------------------------------------------------------

      SHARES                                                            VALUE
      ------                                                            -----
 WHOLESALE TRADE-DURABLE GOODS--2.13% (continued)
         200        * Compucom Systems, Inc ....................... $       840
       1,100        * Department 56, Inc ..........................      13,970
       1,000        * Global Imaging Systems, Inc .................      24,600
       9,200          Handleman Co ................................     155,296
       4,300          Hughes Supply, Inc ..........................     139,535
       1,600        * Imagistics International, Inc ...............      46,368
      13,000        * Insight Enterprises, Inc ....................     197,860
         450        * Insurance Auto Auctions, Inc ................       5,063
         100        * Keystone Automotive Industries, Inc .........       2,170
         400          Lawson Products, Inc ........................      10,740
       3,500          Owens & Minor, Inc ..........................      84,350
       4,600          Pep Boys-Manny Moe & Jack ...................      70,380
       2,500          Pomeroy IT Solutions, Inc ...................      31,750
       6,500        * PSS World Medical, Inc ......................      57,655
       2,300          Reliance Steel & Aluminum Co ................      51,037
       7,800        * Safeguard Scientifics, Inc ..................      26,520
         400        * Scansource, Inc .............................      14,616
       2,850        * SCP Pool Corp ...............................      79,287
         500        * TBC Corp ....................................      12,525
      13,600          Watsco, Inc .................................     259,896
       1,500        * WESCO International, Inc ....................       7,845
       4,884        * Zoran Corp ..................................      95,238
                                                                     ----------
                      TOTAL WHOLESALE TRADE-DURABLE GOODS             1,618,493
                                                                     ----------
 WHOLESALE TRADE-NONDURABLE GOODS--1.15%
       6,900          Acuity Brands, Inc .......................... $   124,614
         600          Advanced Marketing Services, Inc ............       6,132
         100        * Allscripts Healthcare Solutions, Inc ........         408
         200        * Central European Distribution Corp ..........       5,470
       3,400        * Chiquita Brands International, Inc ..........      60,180
       1,500          D&K Healthcare Resources, Inc ...............      21,090
         300          DIMON, Inc ..................................       2,070
       1,800          Getty Realty Corp ...........................      44,100
         300        * Green Mountain Coffee, Inc ..................       5,943
         100        * Hain Celestial Group, Inc ...................       1,813
         200          Kenneth Cole Productions, Inc (Class A) .....       5,222
         400        * Maui Land & Pineapple Co ....................      10,344
       3,400        * Men's Wearhouse, Inc ........................      87,210
       1,000          Nash Finch Co ...............................      15,488
       8,114          Perrigo Co ..................................     103,291
         300        * Perry Ellis International, Inc ..............       8,565
       2,000        * Plains Resources, Inc .......................      24,900
         100        * Priority Healthcare Corp (Class B) ..........       2,054
       2,500          Russell Corp ................................      40,750
         200        * School Specialty, Inc .......................       5,642
       1,100        * Smart & Final, Inc ..........................       6,875
         100          Standard Commercial Corp ....................       1,840
       9,500          Stride Rite Corp ............................     102,600
         388        * Tractor Supply Co ...........................      12,730
         900        * United Natural Foods, Inc ...................      29,871
       3,779        * United Stationers, Inc ......................     142,393
                                                                     ----------
                      TOTAL WHOLESALE TRADE-NONDURABLE GOODS            871,595
                                                                     ----------
                      TOTAL COMMON STOCK
                       (COST $68,696,176)                            75,294,936
                                                                     ----------

   PRINCIPAL
   ---------
SHORT TERM INVESTMENT--1.15%
 U.S. GOVERNMENT AND AGENCY--1.15%
                      Federal Home Loan Bank (FHLB)
    $870,000           1.010%,10/01/03 ............................     869,977
                                                                    -----------
                      TOTAL U.S. GOVERNMENT AND AGENCY                  869,977
                                                                    -----------
                      TOTAL SHORT TERM INVESTMENT
                       (COST $870,000)                                  869,977
                                                                    -----------
                      TOTAL PORTFOLIO--100.38%
                       (COST $69,566,176)                            76,164,913

                      OTHER ASSETS & LIABILITIES, NET--(0.38)%         (287,620)
                                                                    -----------
                      NET ASSETS--100.00%                           $75,877,293
                                                                    ===========

------------
*  Non-income producing
b  In bankruptcy

At September 30, 2003, the aggregate cost of portfolio investments for federal income tax purposes was $70,893,514. Net unrealized appreciation of portfolio investments aggregated $5,271,399 of which $7,779,869 related to appreciated portfolio investments and $2,508,470 related to depreciated portfolio investments.

        Statement of Investments - INSTITUTIONAL REAL ESTATE SECURITIES FUND -
                               September 30, 2003
--------------------------------------------------------------------------------

    SHARES                                                             VALUE
    ------                                                            -------
PREFERRED STOCK--14.80%
 HOLDING AND OTHER INVESTMENT OFFICES--14.80%
      50,000        * Anthracite Capital, Inc .....................$  1,281,250
      50,000        * Apartment Investment & Management Co ........   1,250,000
      43,000        * Bedford Property Investors ..................   2,150,000
      45,000        * Boykin Lodging Co ...........................   1,210,500
      45,000        * Colonial Properties Trust ...................   1,170,000
      50,000        * Corporate Office Properties Trust ...........   1,286,250
      60,000        * Developers Diversified Realty Corp ..........   1,575,000
      20,000        * Gables Residential Trust ....................     506,000
      45,000        * Glimcher Realty Trust .......................   1,152,000
      60,000        * Health Care REIT, Inc .......................   1,530,000
      50,000        * iStar Financial, Inc ........................   1,272,500
      20,000        * Keystone Property Trust Ser D ...............     531,000
      40,000        * Kroger Roger, Inc ...........................   1,008,000
      62,500        * LTC Properties, Inc .........................   1,718,750
      50,000        * Lexington Corporate Properties Trust ........   1,312,500
      34,000        * Mid-America Apartment Communities, Inc ......     887,400
      10,000        * Mills Corp Ser C ............................     267,000
      40,000        * Mills Corp Ser E ............................   1,058,000
      30,000        * New Plan Excel Realty Trust .................     795,000
      40,000        * Newcastle Investment Corp ...................   1,082,000
      20,000        * Parkway Properties, Inc .....................     520,000
      40,000        * Regency Centers Corp ........................   1,036,000
                                                                   ------------
                      TOTAL HOLDING AND OTHER INVESTMENT OFFICES     24,599,150
                                                                   ------------
                      TOTAL PREFERRED STOCK
                       (COST $25,306,500)                            24,599,150
                                                                   ------------
COMMON STOCK--83.90%
 HOLDING AND OTHER INVESTMENT OFFICES--77.02%
      20,000          AMB Property Corp ...........................     616,200
      60,000          AMLI Residential Properties Trust ...........   1,572,000
      75,000          Agree Realty Corp ...........................   1,836,000
      19,200          American Land Lease, Inc ....................     354,240
      42,000          Annaly Mortgage Management, Inc .............     689,640
     500,000        * Ashford Hospitality Trust, Inc ..............   4,485,000
     100,000          AvalonBay Communities, Inc ..................   4,680,000
     150,000          BRE Properties, Inc (Class A) ...............   4,947,000
      74,200          Boston Properties, Inc ......................   3,225,474
      78,000          Capital Automotive REIT .....................   2,379,780

                       SEE NOTES TO FINANCIAL STATEMENTS

   2003 Annual Report  Retail Class o  TIAA-CREF Institutional Mutual Funds   33

        Statement of Investments - INSTITUTIONAL REAL ESTATE SECURITIES FUND -
                               September 30, 2003
--------------------------------------------------------------------------------

      SHARES                                                            VALUE
      ------                                                            -----
      20,000          CarrAmerica Realty Corp .....................  $  597,000
      20,000          Centerpoint Properties Trust ................   1,362,200
      41,000          Chelsea Property Group, Inc .................   1,963,900
      85,500          Corporate Office Properties Trust ...........   1,582,605
     240,000          Correctional Properties Trust ...............   5,988,000
      50,000          Cousins Properties, Inc .....................   1,387,500
     103,000          Crescent Real Estate Equities Co ............   1,493,500
      50,000          Developers Diversified Realty Corp ..........   1,493,500
     115,000          Duke Realty Corp ............................   3,358,000
     100,000          Eastgroup Properties, Inc ...................   2,778,000
     280,400          Entertainment Properties Trust ..............   8,412,000
     155,000          Equity Office Properties Trust ..............   4,267,150
     100,000          Equity One, Inc .............................   1,700,000
      40,000          Federal Realty Investment Trust .............   1,474,400
      30,000          Gables Residential Trust ....................     969,600
      30,000          General Growth Properties, Inc ..............   2,151,000
     320,600        * Gladstone Commercial Corp ...................   4,728,529
      65,800          Glimcher Realty Trust .......................   1,386,406
     107,200          Hanover Capital Mortgage Holdings, Inc ......   1,130,960
      50,000          Health Care REIT, Inc .......................   1,542,500
      20,000          Home Properties Of New York, Inc ............     784,000
      35,000        * Hospitality Properties Trust ................     932,750
     103,300        * Host Marriott Corp ..........................   1,108,409
      50,000          iStar Financial, Inc ........................   1,947,500
      23,600          Keystone Property Trust .....................     478,136
     225,000          Kimco Realty Corp ...........................   9,218,250
      40,000          Kramont Realty Trust ........................     678,000
     142,000          Macerich Co .................................   5,360,500
      15,300          Mills Corp ..................................     602,055
       5,000          Mission West Properties, Inc ................      61,800
      90,000          Nationwide Health Properties, Inc ...........   1,574,100
      40,000          Newcastle Investment Corp ...................     919,600
     150,000          PS Business Parks, Inc ......................   5,661,000
      75,000          Pennsylvania Real Estate Investment Trust ...   2,508,750
     100,000          Prologis ....................................   3,025,000
      54,450          Ramco-Gershenson Properties .................   1,385,753
      58,200          Reckson Associates Realty Corp ..............   1,345,002
      87,400          Regency Centers Corp ........................   3,220,690
      31,000          Rouse Co ....................................   1,292,700
       2,700          SL Green Realty Corp ........................      97,497
      40,000          Shurgard Storage Centers, Inc (Class A) .....   1,412,000
      37,800          Simon Property Group, Inc ...................   1,647,324
      20,000          Sun Communities, Inc ........................     788,000
     175,000          United Dominion Realty Trust, Inc ...........   3,204,250
      40,000          Vornado Realty Trust ........................   1,921,600
     250,000          Winston Hotels, Inc .........................   2,275,000
                                                                   ------------
                      TOTAL HOLDING AND OTHER INVESTMENT OFFICES    128,001,750
                                                                   ------------
 REAL ESTATE--6.89%
      20,000        * Brookfield Properties Corp ..................     470,000
      81,500        * Catellus Development Corp ...................   1,992,675
     280,000          St. Joe Co ..................................   8,982,400
                                                                   ------------
                      TOTAL REAL ESTATE                              11,445,075
                                                                   ------------
                      TOTAL COMMON STOCK
                       (COST $129,859,990)                          139,446,825
                                                                   ------------

   PRINCIPAL
   ---------

SHORT TERM INVESTMENT--1.56%
 U.S. GOVERNMENT AND AGENCY--1.56%
                       Federal Home Loan Bank (FHLB)
  $2,590,000           1.010%,10/01/03 ............................   2,589,930
                                                                   ------------
                      TOTAL U.S. GOVERNMENT AND AGENCY                2,589,930
                                                                   ------------
                      TOTAL SHORT TERM INVESTMENT
                       (COST $2,590,000)                              2,589,930
                                                                   ------------
                      TOTAL PORTFOLIO--100.26%
                       (COST $157,756,490)                          166,635,905

                      OTHER ASSETS & LIABILITIES, NET--(0.26%)         (437,030)
                                                                   ------------
                      NET ASSETS--100.00%                          $166,198,875
                                                                   ============

----------
*   Non-income producing

    At September 30, 2003, the aggregate cost of portfolio investments for federal income tax purposes was $157,772,050. Net unrealized appreciation of portfolio investments aggregated $8,863,855 of which $9,301,464 related to appreciated portfolio investments and $437,609 related to depreciated portfolio investments.

    For ease of presentation, we have grouped a number of industry classification categories together in the Statement of Investments. Note that the fund uses more specific industry categories in following its investment limitations on industry concentration.


     Statement of Investments - INSTITUTIONAL INFLATION-LINKED BOND FUND -
                               September 30, 2003
--------------------------------------------------------------------------------

   PRINCIPAL                                                           VALUE
   ---------                                                          -------
BONDS--97.99%
 GOVERNMENT BONDS--97.99%
  U.S. TREASURY SECURITIES--97.99%
                      U.S. Treasury Inflation Indexed Bond
 $56,620,732           1.875%, 07/15/13 .......................... $ 56,319,963
  12,811,032           3.500%, 01/15/11 ..........................   14,496,478
   5,970,106           3.625%, 01/15/08 ..........................    6,698,644
  27,747,752           3.625%, 04/15/28 ..........................   33,436,042
  24,374,689           3.875%, 04/15/29 ..........................   30,700,677
  55,162,513           3.875%, 01/15/09 ..........................   63,014,567
  28,784,418           4.250%, 01/15/10 ..........................   33,785,711
                                                                   ------------
                      TOTAL U.S. TREASURY SECURITIES                238,452,082
                                                                   ------------
                      TOTAL GOVERNMENT BONDS
                       (COST $233,456,504)                          238,452,082
                                                                   ------------
 SHORT TERM INVESTMENT--1.62%
  U.S. GOVERNMENT AND AGENCY--1.62%
                      Federal Home Loan Bank
                       (FHLB)
   3,940,000           1.010%,10/01/03 ...........................    3,939,894
                                                                   ------------
                      TOTAL U.S. GOVERNMENT AND AGENCY                3,939,894
                                                                   ------------
                      TOTAL SHORT TERM INVESTMENT
                       (COST $3,940,000)                              3,939,894
                                                                   ------------
                      TOTAL PORTFOLIO--99.61%
                       (COST $237,396,504)                          242,391,976

                      OTHER ASSETS & LIABILITIES, NET--0.39%            938,453
                                                                   ------------
                      NET ASSETS--100.00%                          $243,330,429
                                                                   ============


At September 30, 2003, the aggregate cost of portfolio investments for federal income tax purposes was $238,041,479. Net unrealized appreciation of portfolio investments aggregated $4,350,497 of which $4,995,578 related to appreciated portfolio investments and $645,081 related to depreciated portfolio investments.








                       SEE NOTES TO FINANCIAL STATEMENTS

34   TIAA-CREF Institutional Mutual Funds o Retail Class  2003 Annual Report

[LOGO]
TIAA
CREF
--------------------------------------------------------------------------------

                       REPORT OF MANAGEMENT RESPONSIBILITY

To the Shareholders of
  TIAA-CREF Institutional Mutual Funds:

The accompanying financial statements of the TIAA-CREF Institutional Mutual Funds (the "Funds") are the responsibility of management. They have been prepared in accordance with accounting principles generally accepted in the United States and have been presented fairly and objectively in accordance with such principles.

The Funds have established and maintain a strong system of internal controls and disclosure controls designed to provide reasonable assurance that assets are properly safeguarded and transactions are properly executed in accordance with management's authorization, and to carry out the ongoing responsibilities of management for reliable financial statements. In addition, the Funds' internal audit personnel provide a continuing review of the internal controls and operations of the Funds, and the chief audit executive regularly reports to the Audit Committee of the Funds' Board of Trustees.

The accompanying financial statements have been audited by the independent auditing firm of Ernst & Young LLP. To maintain auditor independence and avoid even the appearance of conflict of interest, it continues to be the Funds' policy that any management advisory or consulting services be obtained from a firm other than the external financial audit firm. The independent auditor's report, which follows the notes to financial statements, expresses an independent opinion on the fairness of presentation of these financial statements.

The Audit Committee of the Funds' Board of Trustees, consisting entirely of trustees who are not officers of TIAA-CREF Institutional Mutual Funds, meets regularly with management, representatives of Ernst & Young LLP and internal audit personnel to review matters relating to financial reporting, internal controls and auditing. In addition to the annual audit of the financial statements of the Funds by the independent auditing firm, the Securities and Exchange Commission performs periodic examinations of the Funds' operations.


                                                 /s/ Bertram L. Scott
                                      ------------------------------------------
                                                   Bertram L. Scott
                                               Executive Vice President


                                                 /s/ Elizabeth A. Monrad
                                      ------------------------------------------
                                                   Elizabeth A. Monrad
                                              Executive Vice President and
                                                 Chief Financial Officer

   2003 Annual Report  Retail Class o  TIAA-CREF Institutional Mutual Funds   35

--------------------------------------------------------------------------------

                          REPORT OF THE AUDIT COMMITTEE

To the Shareholders of
  TIAA-CREF Institutional Mutual Funds:

The Audit Committee oversees the financial reporting process of the TIAA-CREF Institutional Mutual Funds (the "Funds") on behalf of the Funds' Board of Trustees. The Audit Committee is a standing committee of the Board and operates in accordance with a formal written charter (copies are available upon request) which describes the Audit Committee's responsibilities. All members of the Audit Committee ("Committee") are independent, as defined under the listing standards of the New York Stock Exchange.

Management has the primary responsibility for the Funds' financial statements, development and maintenance of a strong system of internal controls and disclosure controls, and compliance with applicable laws and regulations. In fulfilling its oversight responsibilities, the Committee reviewed and approved the audit plans of the internal auditing group and the independent auditing firm in connection with their respective audits of the Funds. The Committee also meets regularly with the internal and independent auditors, both with and without management present, to discuss the results of their examinations, their evaluation of internal controls, and the overall quality of financial reporting. As required by its charter, the Committee will evaluate rotation of the external financial audit firm whenever circumstances warrant, but in no event will the evaluation be later than between their fifth and tenth years of service.

The Committee reviewed and discussed the accompanying audited financial statements with management, including a discussion of the quality and appropriateness of the accounting principles and financial reporting practices followed, the reasonableness of significant judgments, and the clarity and completeness of disclosures in the financial statements. The Committee has also discussed the audited financial statements with Ernst & Young LLP, the independent auditing firm responsible for expressing an opinion on the conformity of these audited financial statements with generally accepted accounting principles.

The discussion with Ernst & Young LLP focused on their judgments concerning the quality and appropriateness of the accounting principles and financial reporting practices followed by the Funds, the clarity and completeness of the financial statements and related disclosures, and other significant matters, such as any significant changes in accounting policies, internal controls, management judgments and estimates, and the nature of any uncertainties or unusual transactions. In addition, the Committee discussed with Ernst & Young LLP the auditors' independence from management and the Funds, and has received a written disclosure regarding such independence, as required by the Public Company Accounting Oversight Board and the Independence Standards Board.

Based on the review and discussions referred to above, the Committee has approved the release of the accompanying audited financial statements for publication and filing with appropriate regulatory authorities.

Maceo K. Sloan, Audit Committee Chair
Martin J. Gruber, Audit Committee Member
Nancy L. Jacob, Audit Committee Member

November 13, 2003


36   TIAA-CREF Institutional Mutual Funds o Retail Class  2003 Annual Report

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS        STATEMENTS OF ASSETS AND LIABILITIES
--------------------------------------------------------------------------------

September 30, 2003

                                                         LARGE-CAP        MID-CAP         MID-CAP        SMALL-CAP
                                                           VALUE          GROWTH           VALUE          EQUITY
                                                           FUND            FUND            FUND            FUND
--------------------------------------------------------------------------------------------------------------------
ASSETS

   Portfolio investments, at cost                      $100,683,990    $ 44,259,254    $ 26,785,906    $ 69,566,176
   Net unrealized appreciation
     of portfolio investments                             8,954,336       4,655,239       2,075,380       6,598,737
--------------------------------------------------------------------------------------------------------------------
   Portfolio investments, at value                      109,638,326      48,914,493      28,861,286      76,164,913
   Cash                                                          --       1,353,657         390,121          31,658
   Receivable from securities transactions                  878,359         322,968         246,646      11,110,665
   Receivable from Fund shares sold                         756,600         317,969         323,767         736,736
   Due from investment advisor                               41,828          59,261          30,626         193,838
   Dividends and interest receivable                        175,214          12,100          25,034          77,383
--------------------------------------------------------------------------------------------------------------------
     TOTAL ASSETS                                       111,490,327      50,980,448      29,877,480      88,315,193
--------------------------------------------------------------------------------------------------------------------

LIABILITIES

   Accrued expenses                                          53,100          54,028          21,998          99,589
   Due to custodian                                          20,773              --              --              --
   Payable for securities transactions                    1,251,595       1,494,525         699,484      12,238,673
   Payable for Fund shares redeemed                          51,135          21,645           2,310          99,638
--------------------------------------------------------------------------------------------------------------------
     TOTAL LIABILITIES                                    1,376,603       1,570,198         723,792      12,437,900
--------------------------------------------------------------------------------------------------------------------
NET ASSETS                                             $110,113,724    $ 49,410,250    $ 29,153,688    $ 75,877,293
====================================================================================================================

NET ASSETS CONSIST OF:

   Paid-in-capital                                     $ 96,670,428    $ 42,843,730    $ 25,478,206    $ 63,779,079
   Accumulated undistributed
     net investment income                                1,084,778           2,882         246,104         373,421
   Accumulated undistributed net realized gain
     on total investments                                 3,404,182       1,908,399       1,353,995       5,126,056
   Accumulated net unrealized appreciation
     on total investments                                 8,954,336       4,655,239       2,075,383       6,598,737
--------------------------------------------------------------------------------------------------------------------
NET ASSETS                                             $110,113,724    $ 49,410,250    $ 29,153,688    $ 75,877,293
====================================================================================================================

RETIREMENT CLASS:

   Net Assets                                          $  9,943,048    $ 25,519,326    $ 15,669,087    $ 29,036,345
   Outstanding shares of beneficial interest,
     unlimited shares authorized ($.0001 par value)         860,515       1,966,844       1,310,680       2,300,450
--------------------------------------------------------------------------------------------------------------------
   NET ASSET VALUE PER SHARE                           $      11.55    $      12.97    $      11.95    $      12.62
====================================================================================================================

INSTITUTIONAL CLASS:

   Net Assets                                          $ 14,822,140    $  1,886,668    $  4,008,977    $ 18,701,701
   Outstanding shares of beneficial interest,
     unlimited shares authorized ($.0001 par value)       1,279,183         144,957         333,416       1,474,412
--------------------------------------------------------------------------------------------------------------------
   NET ASSET VALUE PER SHARE                           $      11.59    $      13.02    $      12.02    $      12.68
====================================================================================================================

RETAIL CLASS:

   Net Assets                                          $ 85,348,536    $ 22,004,256    $  9,475,624    $ 28,139,247
   Outstanding shares of beneficial interest,
     unlimited shares authorized ($.0001 par value)       7,406,491       1,695,804         791,812       2,226,642
--------------------------------------------------------------------------------------------------------------------
   NET ASSET VALUE PER SHARE                           $      11.52    $      12.98    $      11.97    $      12.64
====================================================================================================================

                                                        REAL ESTATE     INFLATION-
                                                        SECURITIES     LINKED BOND
                                                           FUND           FUND
-----------------------------------------------------------------------------------
ASSETS

   Portfolio investments, at cost                      $157,756,490    $237,396,504
   Net unrealized appreciation
     of portfolio investments                             8,879,415       4,995,472
-----------------------------------------------------------------------------------
   Portfolio investments, at value                      166,635,905     242,391,976
   Cash                                                     145,724       6,422,486
   Receivable from securities transactions                5,967,881       5,243,819
   Receivable from Fund shares sold                       1,148,398         460,982
   Due from investment advisor                               21,230          21,195
   Dividends and interest receivable                        589,712       1,982,321
-----------------------------------------------------------------------------------
     TOTAL ASSETS                                       174,508,850     256,522,779
-----------------------------------------------------------------------------------

LIABILITIES

   Accrued expenses                                          49,188          52,173
   Due to custodian                                              --              --
   Payable for securities transactions                    8,206,490      13,012,766
   Payable for Fund shares redeemed                          54,297         127,411
-----------------------------------------------------------------------------------
     TOTAL LIABILITIES                                    8,309,975      13,192,350
-----------------------------------------------------------------------------------
NET ASSETS                                             $166,198,875    $243,330,429
===================================================================================

NET ASSETS CONSIST OF:

   Paid-in-capital                                     $142,660,345    $237,221,018
   Accumulated undistributed
     net investment income                                  560,523          11,913
   Accumulated undistributed net realized gain
     on total investments                                14,098,592       1,102,026
   Accumulated net unrealized appreciation
     on total investments                                 8,879,415       4,995,472
-----------------------------------------------------------------------------------
NET ASSETS                                             $166,198,875    $243,330,429
===================================================================================

RETIREMENT CLASS:

   Net Assets                                          $ 14,206,825              --
   Outstanding shares of beneficial interest,
     unlimited shares authorized ($.0001 par value)       1,145,502              --
-----------------------------------------------------------------------------------
   NET ASSET VALUE PER SHARE                           $      12.40              --
===================================================================================

INSTITUTIONAL CLASS:

   Net Assets                                          $ 99,389,445    $223,137,929
   Outstanding shares of beneficial interest,
     unlimited shares authorized ($.0001 par value)       8,064,986      21,231,781
-----------------------------------------------------------------------------------
   NET ASSET VALUE PER SHARE                           $      12.32    $      10.51
===================================================================================

RETAIL CLASS:

   Net Assets                                          $ 52,602,605    $ 20,192,500
   Outstanding shares of beneficial interest,
     unlimited shares authorized ($.0001 par value)       4,305,253       1,943,399
-----------------------------------------------------------------------------------
   NET ASSET VALUE PER SHARE                           $      12.22    $      10.39
===================================================================================

See notes to financial statements


   2003 Annual Report  Retail Class o  TIAA-CREF Institutional Mutual Funds   37

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS                    STATEMENTS OF OPERATIONS
--------------------------------------------------------------------------------

For the Year Ended September 30, 2003

                                                               LARGE-CAP         MID-CAP          MID-CAP         SMALL-CAP
                                                                 VALUE           GROWTH            VALUE           EQUITY
                                                                 FUND             FUND             FUND             FUND
-----------------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME

   Interest                                                  $     10,922     $      6,464     $      2,063     $     14,360
   Dividends                                                    1,427,528           99,255          378,154          550,935
   Foreign taxes withheld                                             (89)            (370)            (686)            (199)
-----------------------------------------------------------------------------------------------------------------------------
     Total income                                               1,438,361          105,349          379,531          565,096
-----------------------------------------------------------------------------------------------------------------------------

EXPENSES

   Investment management fees                                      47,044           18,610           13,712           32,368
   Distribution fees--Retirement Class                                884            2,541            1,397            2,244
   Service Agreement Fees--Retirement Class                         7,418           21,425           11,764           18,945
   Service Agreement Fees--Institutional Class                      2,427              303              639            2,854
   Service Agreement Fees--Retail Class                           166,734           53,304           39,771           52,660
   Custody fees                                                    24,092           47,738           19,817          157,230
   Audit fees                                                       5,554            2,146            1,650            3,797
   Registration fees--Retirement Class                                882            3,794            2,552            5,670
   Registration fees--Institutional Class                           2,411              450            1,160            7,165
   Registration fees--Retail Class                                 25,113           11,183            9,909           30,435
   Trustee fees and expenses                                          810              323              261              582
-----------------------------------------------------------------------------------------------------------------------------
   Total expenses before expense reimbursement                    283,369          161,817          102,632          313,950
   Less expenses voluntarily reimbursed by the investment
     advisor (See Note 2)                                         (41,828)         (59,261)         (30,626)        (193,838)
-----------------------------------------------------------------------------------------------------------------------------
     Net expenses                                                 241,541          102,556           72,006          120,112
-----------------------------------------------------------------------------------------------------------------------------
   Net investment income                                        1,196,820            2,793          307,525          444,984
-----------------------------------------------------------------------------------------------------------------------------

NET REALIZED AND UNREALIZED GAIN
   ON TOTAL INVESTMENTS

   Realized gain (loss) on:
     Portfolio investments                                      3,745,930        1,910,860        1,407,215        5,328,696
     Futures transactions                                              --              750               --               --
     Foreign currency transactions                                     --               --              (99)              --
-----------------------------------------------------------------------------------------------------------------------------
   Net realized gain on total investments                       3,745,930        1,911,610        1,407,116        5,328,696
-----------------------------------------------------------------------------------------------------------------------------
   Change in unrealized appreciation
     (depreciation) on:
   Portfolio investments                                       10,311,362        5,444,532        2,998,381        7,883,583
   Translation of assets (other than portfolio
     investments) and liabilities denominated
     in foreign currencies                                             --               --                3               --
-----------------------------------------------------------------------------------------------------------------------------
   Net change in unrealized appreciation
     on total investments                                      10,311,362        5,444,532        2,998,384        7,883,583
-----------------------------------------------------------------------------------------------------------------------------
   Net realized and unrealized gain
     on total investments                                      14,057,292        7,356,142        4,405,500       13,212,279
-----------------------------------------------------------------------------------------------------------------------------
   NET INCREASE IN NET ASSETS
     RESULTING FROM OPERATIONS                               $ 15,254,112     $  7,358,935     $  4,713,025     $ 13,657,263
=============================================================================================================================

                                                              REAL ESTATE      INFLATION-
                                                              SECURITIES       LINKED BOND
                                                                 FUND             FUND
------------------------------------------------------------------------------------------
INVESTMENT INCOME

   Interest                                                  $     91,404     $  5,450,586
   Dividends                                                    4,121,048               --
   Foreign taxes withheld                                          (1,173)              --
------------------------------------------------------------------------------------------
     Total income                                               4,211,279        5,450,586
------------------------------------------------------------------------------------------

EXPENSES

   Investment management fees                                      70,253          127,916
   Distribution fees--Retirement Class                              1,399               --
   Service Agreement Fees--Retirement Class                        11,792               --
   Service Agreement Fees--Institutional Class                     17,531           34,243
   Service Agreement Fees--Retail Class                           101,419           50,368
   Custody fees                                                     9,801           10,174
   Audit fees                                                       7,261           13,710
   Registration fees--Retirement Class                                855               --
   Registration fees--Institutional Class                          10,681           19,547
   Registration fees--Retail Class                                 10,536            7,564
   Trustee fees and expenses                                        1,002            1,687
------------------------------------------------------------------------------------------
   Total expenses before expense reimbursement                    242,530          265,209
   Less expenses voluntarily reimbursed by the investment
     advisor (See Note 2)                                         (21,229)         (21,195)
------------------------------------------------------------------------------------------
     Net expenses                                                 221,301          244,014
------------------------------------------------------------------------------------------
   Net investment income                                        3,989,978        5,206,572
------------------------------------------------------------------------------------------

NET REALIZED AND UNREALIZED GAIN
   ON TOTAL INVESTMENTS

   Realized gain (loss) on:
     Portfolio investments                                     14,120,615        1,102,026
     Futures transactions                                              --               --
     Foreign currency transactions                                     --               --
------------------------------------------------------------------------------------------
   Net realized gain on total investments                      14,120,615        1,102,026
------------------------------------------------------------------------------------------
   Change in unrealized appreciation
     (depreciation) on:
   Portfolio investments                                        9,483,663        4,734,905
   Translation of assets (other than portfolio
     investments) and liabilities denominated
     in foreign currencies                                             --               --
------------------------------------------------------------------------------------------
   Net change in unrealized appreciation
     on total investments                                       9,483,663        4,734,905
------------------------------------------------------------------------------------------
   Net realized and unrealized gain
     on total investments                                      23,604,278        5,836,931
------------------------------------------------------------------------------------------
   NET INCREASE IN NET ASSETS
     RESULTING FROM OPERATIONS                               $ 27,594,256     $ 11,043,503
==========================================================================================

                                               See notes to financial statements


38   TIAA-CREF Institutional Mutual Funds o Retail Class  2003 Annual Report

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS                    STATEMENTS OF CASH FLOWS
--------------------------------------------------------------------------------

For the Year Ended September 30, 2003

                                                           LARGE-CAP          MID-CAP          MID-CAP          SMALL-CAP
                                                             VALUE            GROWTH            VALUE            EQUITY
                                                             FUND              FUND             FUND              FUND
----------------------------------------------------------------------------------------------------------------------------
CASH FLOWS FROM OPERATING ACTIVITIES:

   Net increase in net assets
     resulting from operations                          $  15,254,112     $   7,358,935     $   4,713,025     $  13,657,263
   Adjustments to reconcile net increase
     in net assets resulting from operations to net
     cash used in operating activities:
       Purchases of long-term securities                 (184,185,211)      (68,826,606)      (51,584,122)     (165,916,870)
       Proceeds from sales of long-term securities        107,220,708        37,748,885        36,584,467       123,264,416
       Purchases of short-term investments--net                   474               750               (96)         (867,442)
       Decrease (increase) in receivables                    (206,024)          (70,623)          (47,697)         (248,460)
       Increase (decrease) in payables                         67,557           (47,041)           18,902            95,302
       Net realized (gain) on total investments            (3,745,930)       (1,911,610)       (1,407,116)       (5,328,696)
       Unrealized (appreciation)
         on total investments                             (10,311,362)       (5,444,532)       (2,998,384)       (7,883,583)
----------------------------------------------------------------------------------------------------------------------------
   Net cash used in operating activities                  (75,905,676)      (31,191,842)      (14,721,021)      (43,228,070)
----------------------------------------------------------------------------------------------------------------------------

CASH FLOWS FROM FINANCING ACTIVITIES:

   Proceeds from Fund shares sold                          29,446,059        39,203,868        25,919,088        57,877,261
   Payments for Fund shares redeemed                      (24,934,061)      (18,000,540)      (15,220,545)      (33,242,093)
   Cash distributions paid                                     (6,354)              (16)           (2,767)           (2,927)
   Exchanges among the various TIAA-CREF
     mutual funds--net                                     71,330,646        11,342,187         4,390,626        18,414,161
----------------------------------------------------------------------------------------------------------------------------
   Net cash provided by financing activities               75,836,290        32,545,499        15,086,402        43,046,402
----------------------------------------------------------------------------------------------------------------------------
Increase (decrease) in cash                                   (69,386)        1,353,657           365,381          (181,668)

CASH

   Beginning of year                                           69,386                --            24,740           213,326
----------------------------------------------------------------------------------------------------------------------------
   End of year                                          $          --     $   1,353,657     $     390,121     $      31,658
============================================================================================================================

SUPPLEMENTAL DISCLOSURE OF CASH FLOW INFORMATION:

   Non-cash financing activities not included above:
     Reinvestment of distributions                      $     122,251     $       1,783     $      67,389     $      91,715
============================================================================================================================

                                                         REAL ESTATE       INFLATION-
                                                         SECURITIES        LINKED BOND
                                                            FUND              FUND
---------------------------------------------------------------------------------------
CASH FLOWS FROM OPERATING ACTIVITIES:

   Net increase in net assets
     resulting from operations                          $  27,594,256     $  11,043,503
   Adjustments to reconcile net increase
     in net assets resulting from operations to net
     cash used in operating activities:
       Purchases of long-term securities                 (352,506,315)     (492,582,186)
       Proceeds from sales of long-term securities        232,598,689       288,417,491
       Purchases of short-term investments--net            (1,518,076)       (2,520,086)
       Decrease (increase) in receivables                    (517,197)       (1,794,668)
       Increase (decrease) in payables                         42,608            47,290
       Net realized (gain) on total investments           (14,120,615)       (1,102,026)
       Unrealized (appreciation)
         on total investments                              (9,483,663)       (4,734,905)
---------------------------------------------------------------------------------------
   Net cash used in operating activities                 (117,910,313)     (203,225,587)
---------------------------------------------------------------------------------------

CASH FLOWS FROM FINANCING ACTIVITIES:

   Proceeds from Fund shares sold                         101,409,667       130,776,404
   Payments for Fund shares redeemed                      (10,804,230)      (30,196,254)
   Cash distributions paid                                   (560,861)         (455,444)
   Exchanges among the various TIAA-CREF
     mutual funds--net                                     27,982,371       109,520,135
---------------------------------------------------------------------------------------
   Net cash provided by financing activities              118,026,947       209,644,841
---------------------------------------------------------------------------------------
Increase (decrease) in cash                                   116,634         6,419,254

CASH

   Beginning of year                                           29,090             3,232
---------------------------------------------------------------------------------------
   End of year                                          $     145,724     $   6,422,486
=======================================================================================

SUPPLEMENTAL DISCLOSURE OF CASH FLOW INFORMATION:

   Non-cash financing activities not included above:
     Reinvestment of distributions                      $   2,971,448     $   4,786,987
=======================================================================================

See notes to financial statements


   2003 Annual Report  Retail Class o  TIAA-CREF Institutional Mutual Funds   39

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS
--------------------------------------------------------------------------------

                                                                     LARGE-CAP VALUE FUND                MID-CAP GROWTH FUND
                                                             ----------------------------------   ----------------------------------
                                                                               FOR THE PERIOD                       FOR THE PERIOD
                                                                              SEPTEMBER 4, 2002                    SEPTEMBER 4, 2002
                                                                FOR THE       (COMMENCEMENT OF       FOR THE       (COMMENCEMENT OF
                                                              YEAR ENDED       OPERATIONS) TO      YEAR ENDED       OPERATIONS) TO
                                                             SEPTEMBER 30,      SEPTEMBER 30,     SEPTEMBER 30,      SEPTEMBER 30,
                                                                 2003               2002              2003               2002
------------------------------------------------------------------------------------------------------------------------------------
CHANGES IN NET ASSETS

OPERATIONS

   Net investment income                                    $  1,196,820        $    17,927       $     2,793        $     1,611
   Net realized gain (loss) on total investments               3,745,930           (343,244)        1,911,610             (3,026)
   Net change in unrealized appreciation (depreciation)
     on total investments                                     10,311,362         (1,357,026)        5,444,532           (789,293)
------------------------------------------------------------------------------------------------------------------------------------
   Net increase (decrease) from operations                    15,254,112         (1,682,343)        7,358,935           (790,708)
------------------------------------------------------------------------------------------------------------------------------------

DISTRIBUTIONS TO SHAREHOLDERS

   From net investment income:
     Retirement Class                                               (580)                --               (18)                --
     Institutional Class                                          (9,574)                --               (26)                --
     Retail Class                                               (118,451)                --            (1,570)                --
   From realized gains:
     Retirement Class                                                 --                 --                (2)                --
     Institutional Class                                              --                 --                (3)                --
     Retail Class                                                     --                 --              (180)                --
------------------------------------------------------------------------------------------------------------------------------------
   Total distributions                                          (128,605)                --            (1,799)                --
------------------------------------------------------------------------------------------------------------------------------------

SHAREHOLDER TRANSACTIONS (NOTE 5)

   Retirement Class                                            9,337,846            100,075        23,648,632            100,075
   Institutional Class                                        13,322,780            100,075         1,391,967            100,075
   Retail Class                                               54,009,734         19,800,050         7,803,023          9,800,050
------------------------------------------------------------------------------------------------------------------------------------
   Total shareholder transactions                             76,670,360         20,000,200        32,843,622         10,000,200
------------------------------------------------------------------------------------------------------------------------------------
   Total increase in net assets                               91,795,867         18,317,857        40,200,758          9,209,492

NET ASSETS

   Beginning of period                                        18,317,857                 --         9,209,492                 --
------------------------------------------------------------------------------------------------------------------------------------
   END OF PERIOD                                            $110,113,724        $18,317,857       $49,410,250        $ 9,209,492
====================================================================================================================================

                                               See notes to financial statements


40   TIAA-CREF Institutional Mutual Funds o Retail Class  2003 Annual Report

                                             STATEMENTS OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

       MID-CAP VALUE FUND              SMALL-CAP EQUITY FUND        REAL ESTATE SECURITIES FUND        INFLATION-LINKED BOND FUND
-------------------------------  -------------------------------  -------------------------------   -------------------------------
               FOR THE PERIOD                   FOR THE PERIOD                   FOR THE PERIOD                    FOR THE PERIOD
              SEPTEMBER 4, 2002                SEPTEMBER 4, 2002                SEPTEMBER 4, 2002                 SEPTEMBER 4, 2002
   FOR THE    (COMMENCEMENT OF      FOR THE    (COMMENCEMENT OF      FOR THE    (COMMENCEMENT OF       FOR THE    (COMMENCEMENT OF
 YEAR ENDED    OPERATIONS) TO     YEAR ENDED    OPERATIONS) TO     YEAR ENDED    OPERATIONS) TO      YEAR ENDED    OPERATIONS) TO
SEPTEMBER 30,   SEPTEMBER 30,    SEPTEMBER 30,   SEPTEMBER 30,    SEPTEMBER 30,   SEPTEMBER 30,     SEPTEMBER 30,   SEPTEMBER 30,
    2003            2002             2003            2002             2003            2002              2003            2002
-----------------------------------------------------------------------------------------------------------------------------------




 $  307,525     $    10,926      $   444,984     $    30,295     $  3,989,978     $    99,859      $  5,206,572     $    47,772
  1,407,116         (55,321)       5,328,696        (209,119)      14,120,615         (12,240)        1,102,026              --

  2,998,384        (923,001)       7,883,583      (1,284,846)       9,483,663        (604,248)        4,734,905         260,567
-----------------------------------------------------------------------------------------------------------------------------------
  4,713,025        (967,396)      13,657,263      (1,463,670)      27,594,256        (516,629)       11,043,503         308,339
-----------------------------------------------------------------------------------------------------------------------------------




       (608)             --             (370)             --         (124,419)           (215)               --              --
     (2,883)             --           (4,819)             --       (2,010,369)           (237)       (4,102,160)           (173)
    (66,665)             --          (89,453)             --       (1,314,632)        (42,488)       (1,104,834)        (35,264)

         --              --               --              --             (142)             --                --              --
         --              --               --              --           (7,245)             --                --              --
         --              --               --              --          (32,562)             --                --              --
-----------------------------------------------------------------------------------------------------------------------------------
    (70,156)             --          (94,642)             --       (3,489,369)        (42,940)       (5,206,994)        (35,437)
-----------------------------------------------------------------------------------------------------------------------------------



 14,549,465         100,075       27,451,800         100,075       13,024,997         100,075                --              --
  3,323,806         100,075       16,014,579         100,075       84,299,248         100,075       218,367,845         100,075
 (2,395,256)      9,800,050          311,763      19,800,050       25,329,112      19,800,050        (3,147,002)     21,900,100
-----------------------------------------------------------------------------------------------------------------------------------
 15,478,015      10,000,200       43,778,142      20,000,200      122,653,357      20,000,200       215,220,843      22,000,175
-----------------------------------------------------------------------------------------------------------------------------------
 20,120,884       9,032,804       57,340,763      18,536,530      146,758,244      19,440,631       221,057,352      22,273,077



  9,032,804              --       18,536,530              --       19,440,631              --        22,273,077              --
-----------------------------------------------------------------------------------------------------------------------------------
$29,153,688     $ 9,032,804      $75,877,293     $18,536,530     $166,198,875     $19,440,631      $243,330,429     $22,273,077
===================================================================================================================================

See notes to financial statements


   2003 ANNUAL REPORT Retail Class o TIAA-CREF Institutional Mutual Funds     41

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS
--------------------------------------------------------------------------------

                                                                         LARGE-CAP VALUE FUND
                                     -----------------------------------------------------------------------------------------------
                                           RETIREMENT CLASS               INSTITUTIONAL CLASS                RETAIL CLASS
                                     ------------------------------- ------------------------------- -------------------------------
                                                    FOR THE PERIOD                  FOR THE PERIOD                  FOR THE PERIOD
                                                   SEPTEMBER 4, 2002               SEPTEMBER 4, 2002               SEPTEMBER 4, 2002
                                       FOR THE      (COMMENCEMENT      FOR THE      (COMMENCEMENT      FOR THE      (COMMENCEMENT
                                      YEAR ENDED   OF OPERATIONS) TO  YEAR ENDED   OF OPERATIONS) TO  YEAR ENDED   OF OPERATIONS) TO
                                     SEPTEMBER 30,  SEPTEMBER 30,    SEPTEMBER 30,  SEPTEMBER 30,    SEPTEMBER 30,   SEPTEMBER 30,
                                         2003           2002(A)          2003           2002(A)          2003           2002(A)
------------------------------------------------------------------------------------------------------------------------------------
SELECTED PER SHARE DATA

  Net asset value, beginning of period $    9.16       $   10.00      $     9.16       $   10.00       $    9.16       $   10.00
------------------------------------------------------------------------------------------------------------------------------------
  Gain (loss) from investment
    operations:
    Net investment income (b)               0.21            0.01            0.25            0.01            0.22            0.01
    Net realized and unrealized gain
      (loss) on total investments           2.24           (0.85)           2.22           (0.85)           2.20           (0.85)
------------------------------------------------------------------------------------------------------------------------------------
  Total gain (loss) from investment
    operations                              2.45           (0.84)           2.47           (0.84)           2.42           (0.84)
------------------------------------------------------------------------------------------------------------------------------------
  Less distributions from:
    Net investment income                  (0.06)             --           (0.04)             --           (0.06)             --
    Net realized gains                        --              --              --              --              --              --
------------------------------------------------------------------------------------------------------------------------------------
  Total distributions                      (0.06)             --           (0.04)             --           (0.06)             --
------------------------------------------------------------------------------------------------------------------------------------
  Net asset value, end of period       $   11.55       $    9.16      $    11.59       $    9.16       $   11.52       $    9.16
====================================================================================================================================

TOTAL RETURN                               26.94%          (8.40)%         26.98%          (8.40)%         26.47%          (8.40)%

RATIOS AND SUPPLEMENTAL DATA

  Net assets at end of period
    (in thousands)                     $   9,943       $      92      $   14,822       $      92       $  85,349       $  18,135
  Ratio of expenses to average
    net assets before expense
    waiver and reimbursement                0.54%           0.03%           0.21%           0.01%           0.51%           0.03%
  Ratio of expenses to average
    net assets after expense
    waiver and reimbursement                0.47%           0.03%           0.14%           0.01%           0.44%           0.03%
  Ratio of net investment income
    to average net assets                   1.89%           0.09%           2.31%           0.11%           1.99%           0.09%
  Portfolio turnover rate                 184.99%          25.09%         184.99%          25.09%         184.99%          25.09%
====================================================================================================================================

(a)   The percentages shown for this period are not annualized.
(b)   Based on average shares outstanding.
(c)   Amount represents less than $0.01 per share.

                                               See notes to financial statements


42   TIAA-CREF Institutional Mutual Funds o Retail Class  2003 Annual Report

                                                            FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

                                     MID-CAP GROWTH FUND
------------------------------------------------------------------------------------------------
      RETIREMENT CLASS                INSTITUTIONAL CLASS                 RETAIL CLASS
-------------------------------- ------------------------------- -------------------------------
                FOR THE PERIOD                  FOR THE PERIOD                  FOR THE PERIOD
               SEPTEMBER 4, 2002               SEPTEMBER 4, 2002               SEPTEMBER 4, 2002
    FOR THE     (COMMENCEMENT       FOR THE     (COMMENCEMENT       FOR THE     (COMMENCEMENT
  YEAR ENDED   OF OPERATIONS) TO  YEAR ENDED   OF OPERATIONS) TO  YEAR ENDED   OF OPERATIONS) TO
 SEPTEMBER 30,  SEPTEMBER 30,    SEPTEMBER 30,  SEPTEMBER 30,    SEPTEMBER 30,  SEPTEMBER 30,
     2003           2002(A)          2003           2002(A)          2003           2002(A)
------------------------------------------------------------------------------------------------


  $     9.21      $    10.00      $     9.21       $   10.00       $    9.21       $   10.00
------------------------------------------------------------------------------------------------


          --              --            0.04              --              --              --

        3.76           (0.79)           3.77           (0.79)           3.77           (0.79)
------------------------------------------------------------------------------------------------

        3.76           (0.79)           3.81           (0.79)           3.77           (0.79)
------------------------------------------------------------------------------------------------

       (0.00)(c)          --              --              --           (0.00)(c)          --
       (0.00)(c)          --           (0.00)(c)          --           (0.00)(c)          --
------------------------------------------------------------------------------------------------
       (0.00)(c)          --           (0.00)(c)          --           (0.00)(c)          --
------------------------------------------------------------------------------------------------
  $    12.97      $     9.21      $    13.02       $    9.21       $   12.98       $    9.21
================================================================================================

       40.96%          (7.90)%         41.37%          (7.90)%         40.96%          (7.90)%




  $   25,519      $       92      $    1,887       $      92       $  22,004       $   9,025


        0.73%           0.03%           0.39%           0.01%           0.69%           0.03%


        0.47%           0.03%           0.14%           0.01%           0.44%           0.03%

       (0.02)%          0.02%           0.31%           0.04%           0.01%           0.02%
      162.02%          18.61%         162.02%          18.61%         162.02%          18.61%
================================================================================================


See notes to financial statements


  2003 ANNUAL REPORT Retail Class o TIAA-CREF Institutional Mutual Funds      43

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS
--------------------------------------------------------------------------------

                                                                           MID-CAP VALUE FUND
                                      ----------------------------------------------------------------------------------------------
                                            RETIREMENT CLASS               INSTITUTIONAL CLASS                RETAIL CLASS
                                      ------------------------------- ------------------------------- ------------------------------
                                                     FOR THE PERIOD                  FOR THE PERIOD                  FOR THE PERIOD
                                                    SEPTEMBER 4, 2002               SEPTEMBER 4, 2002              SEPTEMBER 4, 2002
                                         FOR THE     (COMMENCEMENT       FOR THE     (COMMENCEMENT       FOR THE     (COMMENCEMENT
                                       YEAR ENDED   OF OPERATIONS) TO  YEAR ENDED   OF OPERATIONS) TO  YEAR ENDED  OF OPERATIONS) TO
                                      SEPTEMBER 30,  SEPTEMBER 30,    SEPTEMBER 30,  SEPTEMBER 30,    SEPTEMBER 30,  SEPTEMBER 30,
                                          2003           2002(A)          2003           2002(A)          2003           2002(A)
------------------------------------------------------------------------------------------------------------------------------------
SELECTED PER SHARE DATA

  Net asset value, beginning of period  $    9.03       $   10.00      $     9.03       $   10.00       $    9.03       $   10.00
------------------------------------------------------------------------------------------------------------------------------------
  Gain (loss) from investment operations:
    Net investment income (b)                0.18            0.01            0.22            0.01            0.19            0.01
    Net realized and unrealized gain
      (loss) on total investments            2.80           (0.98)           2.81           (0.98)           2.80           (0.98)
------------------------------------------------------------------------------------------------------------------------------------
  Total gain (loss) from investment
    operations                               2.98           (0.97)           3.03           (0.97)           2.99           (0.97)
------------------------------------------------------------------------------------------------------------------------------------
  Less distributions from:
    Net investment income                   (0.06)             --           (0.04)             --           (0.05)             --
------------------------------------------------------------------------------------------------------------------------------------
  Total distributions                       (0.06)             --           (0.04)             --           (0.05)             --
------------------------------------------------------------------------------------------------------------------------------------
  Net asset value, end of period        $   11.95       $    9.03      $    12.02       $    9.03       $   11.97       $    9.03
====================================================================================================================================

TOTAL RETURN                                33.27%          (9.70)%         33.63%          (9.70)%         33.29%          (9.70)%

RATIOS AND SUPPLEMENTAL DATA

  Net assets at end of period
    (in thousands)                      $  15,669       $      90      $    4,009       $      90       $   9,476       $   8,852
  Ratio of expenses to average
    net assets before expense
    waiver and reimbursement                 0.65%           0.03%           0.32%           0.01%           0.62%           0.03%
  Ratio of expenses to average
    net assets after expense
    waiver and reimbursement                 0.47%           0.03%           0.14%           0.01%           0.44%           0.03%
  Ratio of net investment income
    to average net assets                    1.52%           0.12%           2.05%           0.14%           1.83%           0.11%
  Portfolio turnover rate                  214.97%          15.01%         214.97%          15.01%         214.97%          15.01%
====================================================================================================================================

(a)   The percentages shown for this period are not annualized.
(b)   Based on average shares outstanding.

                                               See notes to financial statements


44   TIAA-CREF Institutional Mutual Funds o Retail Class  2003 Annual Report

                                                            FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

                                     SMALL-CAP EQUITY FUND
-------------------------------------------------------------------------------------------------
       RETIREMENT CLASS                INSTITUTIONAL CLASS                 RETAIL CLASS
--------------------------------- ------------------------------- -------------------------------
                 FOR THE PERIOD                  FOR THE PERIOD                  FOR THE PERIOD
               SEPTEMBER 4, 2002               SEPTEMBER 4, 2002               SEPTEMBER 4, 2002
     FOR THE     (COMMENCEMENT       FOR THE     (COMMENCEMENT       FOR THE     (COMMENCEMENT
  YEAR ENDED   OF OPERATIONS) TO  YEAR ENDED   OF OPERATIONS) TO  YEAR ENDED   OF OPERATIONS) TO
  SEPTEMBER 30,  SEPTEMBER 30,    SEPTEMBER 30,  SEPTEMBER 30,    SEPTEMBER 30,  SEPTEMBER 30,
      2003           2002(A)          2003           2002(A)          2003           2002(A)
-------------------------------------------------------------------------------------------------


   $     9.27      $    10.00       $    9.27       $   10.00       $    9.27       $   10.00
-------------------------------------------------------------------------------------------------

         0.11            0.01            0.14            0.02            0.12            0.02

         3.28           (0.74)           3.29           (0.75)           3.29           (0.75)
-------------------------------------------------------------------------------------------------

         3.39           (0.73)           3.43           (0.73)           3.41           (0.73)
-------------------------------------------------------------------------------------------------

        (0.04)             --           (0.02)             --           (0.04)             --
-------------------------------------------------------------------------------------------------
        (0.04)             --           (0.02)             --           (0.04)             --
-------------------------------------------------------------------------------------------------
   $    12.62      $     9.27        $  12.68       $    9.27       $   12.64       $    9.27
=================================================================================================

        36.65%          (7.30)%         37.12%          (7.30)%         36.90%          (7.30)%




   $   29,036      $       93         $18,702       $      93       $  28,139       $  18,351


         0.95%           0.03%           0.62%           0.01%           0.78%           0.02%


         0.47%           0.03%           0.14%           0.01%           0.30%           0.02%

         0.89%           0.15%           1.25%           0.17%           1.10%           0.16%
       328.39%          14.52%         328.39%          14.52%         328.39%          14.52%
=================================================================================================

See notes to financial statements


   2003 ANNUAL REPORT Retail Class o TIAA-CREF Institutional Mutual Funds     45

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS
--------------------------------------------------------------------------------

                                                                          REAL ESTATE SECURITIES FUND
                                       ---------------------------------------------------------------------------------------------
                                                RETIREMENT CLASS            INSTITUTIONAL CLASS              RETAIL CLASS
                                       ------------------------------- ------------------------------ ------------------------------
                                                      FOR THE PERIOD                 FOR THE PERIOD                  FOR THE PERIOD
                                                     SEPTEMBER 4, 2002              SEPTEMBER 4, 2002              SEPTEMBER 4, 2002
                                         FOR THE      (COMMENCEMENT      FOR THE      (COMMENCEMENT     FOR THE      (COMMENCEMENT
                                        YEAR ENDED   OF OPERATIONS) TO  YEAR ENDED  OF OPERATIONS) TO  YEAR ENDED  OF OPERATIONS) TO
                                       SEPTEMBER 30,   SEPTEMBER 30,   SEPTEMBER 30,  SEPTEMBER 30,   SEPTEMBER 30,   SEPTEMBER 30,
                                           2003          2002 (A)          2003         2002 (A)          2003          2002 (A)
------------------------------------------------------------------------------------------------------------------------------------
SELECTED PER SHARE DATA

   Net asset value, beginning of period   $  9.72         $10.00         $  9.72          $10.00         $  9.72         $ 10.00
------------------------------------------------------------------------------------------------------------------------------------
   Gain (loss) from investment operations:
     Net investment income (b)               0.57           0.05            0.59            0.05            0.52            0.05
     Net realized and unrealized gain
       (loss) on total investments           2.39          (0.31)           2.37           (0.31)           2.39           (0.31)
------------------------------------------------------------------------------------------------------------------------------------
   Total gain (loss) from investment
     operations                              2.96          (0.26)           2.96           (0.26)           2.91           (0.26)
------------------------------------------------------------------------------------------------------------------------------------
   Less distributions from:
     Net investment income                  (0.27)         (0.02)          (0.35)          (0.02)          (0.40)          (0.02)
     Net realized gains                     (0.01)            --           (0.01)             --           (0.01)             --
------------------------------------------------------------------------------------------------------------------------------------
   Total distributions                      (0.28)         (0.02)          (0.36)          (0.02)          (0.41)          (0.02)
------------------------------------------------------------------------------------------------------------------------------------
   Net asset value, end of period         $ 12.40         $ 9.72         $ 12.32          $ 9.72         $ 12.22         $  9.72
====================================================================================================================================

TOTAL RETURN                                30.92%         (2.58)%         30.94%          (2.56)%         30.66%          (2.59)%

RATIOS AND SUPPLEMENTAL DATA

   Net assets at end of period
     (in thousands)                       $14,207           $ 97         $99,389            $ 97         $52,603         $19,246
   Ratio of expenses to average
     net assets before reimbursement         0.51%          0.03%           0.18%           0.01%           0.47%           0.03%
   Ratio of expenses to average
     net assets after reimbursement          0.48%          0.03%           0.15%           0.01%           0.45%           0.03%
   Ratio of net investment income
     to average net assets                   4.81%          0.51%           5.27%           0.53%           4.80%           0.50%
   Portfolio turnover rate                 317.14%         15.45%         317.14%          15.45%         317.14%          15.45%
====================================================================================================================================

(a)   The percentages shown for this period are not annualized.
(b)   Based on average shares outstanding.

                                               See notes to financial statements


46   TIAA-CREF Institutional Mutual Funds o Retail Class  2003 Annual Report

                                                            FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

                        INFLATION-LINKED BOND FUND
------------------------------------------------------------------------
         INSTITUTIONAL CLASS                     RETAIL CLASS
---------------------------------      ---------------------------------
                  FOR THE PERIOD                         FOR THE PERIOD
                SEPTEMBER 4, 2002                      SEPTEMBER 4, 2002
    FOR THE        (COMMENCEMENT         FOR THE         (COMMENCEMENT
  YEAR ENDED    OF OPERATIONS) TO      YEAR ENDED      OF OPERATIONS) TO
  SEPTEMBER 30,    SEPTEMBER 30,       SEPTEMBER 30,      SEPTEMBER 30,
      2003            2002 (A)             2003             2002 (A)
------------------------------------------------------------------------


   $  10.12             $10.00            $ 10.12            $ 10.00
------------------------------------------------------------------------

       0.37               0.02               0.40               0.02

       0.31               0.12               0.26               0.12
------------------------------------------------------------------------

       0.68               0.14               0.66               0.14
------------------------------------------------------------------------

      (0.29)             (0.02)             (0.39)             (0.02)
         --                 --                 --                 --
------------------------------------------------------------------------
      (0.29)             (0.02)             (0.39)             (0.02)
------------------------------------------------------------------------
   $  10.51             $10.12            $ 10.39            $ 10.12
========================================================================

       6.82%              1.37%              6.64%              1.36%




   $223,138             $  101            $20,193            $22,172

       0.15%              0.01%              0.31%              0.02%

       0.14%              0.01%              0.30%              0.02%

       3.56%              0.23%              3.93%              0.22%
     209.51%              0.00%            209.51%              0.00%
========================================================================

See notes to financial statements


   2003 ANNUAL REPORT Retail Class o TIAA-CREF Institutional Mutual Funds     47

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS
--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS

NOTE 1. SIGNIFICANT ACCOUNTING POLICIES

TIAA-CREF Institutional Mutual Funds is a Delaware business trust that was organized on April 15, 1999 and is registered with the Securities and Exchange Commission ("Commission") under the Investment Company Act of 1940 as an open-end management investment company. These financial statements consist of six of the twenty-three funds comprising TIAA-CREF Institutional Mutual Funds. The Large-Cap Value, Mid-Cap Growth, Mid-Cap Value, Small-Cap Equity, Real Estate Securities, and Inflation-Linked Bond Funds (collectively, the "Funds") commenced operations on September 4, 2002 with a seed money investment by Teachers Insurance and Annuity Association of America ("TIAA"). At September 30, 2003, TIAA had remaining seed money investment in the Funds as follows:

                                                           VALUE OF TIAA'S SEED MONEY INVESTMENT AT SEPTEMBER 30, 2003
                                                     -----------------------------------------------------------------------
                                                     RETIREMENT         INSTITUTIONAL          RETAIL
                                                        CLASS              CLASS               CLASS                TOTAL
                                                     ----------         -------------       -----------          -----------
Real Estate Securities Fund                           $127,538            $127,580          $19,916,404          $20,171,522
Inflation-Linked Bond Fund                                  --             108,291                   --              108,291

The Funds offer their shares, without a sales load, through their principal underwriter, Teachers Personal Investors Services, Inc.("TPIS"), which is a wholly-owned subsidiary of TIAA. The Funds offer up to three share classes although any one Fund may not necessarily offer all three classes. The Retirement Class shares are offered exclusively through accounts established by employers, or the trustees of plans sponsored by employers, with TIAA-CREF Individual and Institutional Services, Inc., a broker-dealer affiliate of TIAA, in connection with certain employee benefit plans. The Institutional Class shares are offered to certain intermediaries affiliated with TIAA, such as TIAA-CREF Trust Company, FSB, or other persons, such as state-sponsored tuition saving plans, who have entered into a contract with an affiliate of TIAA. The Retail Class shares are offered directly to the investing public. TPIS is registered with the Commission as a broker-dealer and is a member of the
National Association of Securities Dealers, Inc. Teachers Advisors Inc. ("Advisors"), a wholly-owned subsidiary of TIAA, which is registered with the Commission as an investment adviser, provides investment management services for the Funds.

The accompanying financial statements were prepared in accordance with accounting principles generally accepted in the United States which may require the use of estimates made by management. Actual results may differ from those estimates. The following is a summary of the significant accounting policies consistently followed by the Funds.

VALUATION OF INVESTMENTS: Equity securities listed or traded on a national market or exchange are valued based on their sale price on such market or exchange at the close of business on the date of valuation, or at the mean of the closing bid and asked prices if no sale is reported. Debt securities, other than money market instruments, are valued based on the most recent bid price or the equivalent quoted yield of such securities (or those of comparable maturity, quality and type). Money market instruments with maturities of one year or less, are valued in the same manner as debt securities or derived from a pricing matrix that has various types of money market instruments along one axis and various maturities along the other. Foreign investments are valued at the closing values of such securities as of the date of valuation under the generally accepted valuation method in the country where traded, converted to U.S. dollars at the prevailing rates of exchange on the date of valuation. Stock index futures and options, which are traded on commodities exchanges, are valued at the last sale prices as of the close of such commodities exchanges. Portfolio securities for which market quotations are not readily available are valued at fair value, as determined in good faith under the direction of the Board of Trustees. Portfolio securities may also be valued at fair value as determined in good faith under the direction of the Board of Trustees if events that have a significant effect on their value occur between the time their price is determined and the time a Fund's net asset value is calculated.

ACCOUNTING FOR INVESTMENTS: Securities transactions are accounted for as of the trade date. Interest income is recorded as earned and includes amortization of discounts and premiums. Dividend income is recorded on the ex-dividend date or, for certain foreign dividends, as soon thereafter as the Funds are informed of the ex-dividend date. Realized gains and losses on securities transactions are based upon the specific identification method for both financial statement and federal income tax purposes.

FOREIGN CURRENCY TRANSACTIONS AND TRANSLATION: Portfolio investments and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at the exchange rates prevailing at the end of the period. Purchases and sales of securities, income receipts and expense payments made in foreign currencies are translated into U.S. dollars at the exchange rates prevailing on the respective dates of the transactions. The effects of changes in foreign currency exchange rates on portfolio investments are included in the net realized and unrealized gains and losses on investments. Net realized gains and losses on foreign currency transactions include maturities of forward foreign currency contracts, disposition of foreign currencies, and


48   TIAA-CREF Institutional Mutual Funds o Retail Class  2003 Annual Report

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS
--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS--(CONTINUED)

NOTE 1. SIGNIFICANT ACCOUNTING POLICIES (CONCLUDED)

currency gains and losses between the accrual and receipt dates of portfolio investment income and between the trade and settlement dates of portfolio investment transactions.

FORWARD FOREIGN CURRENCY CONTRACTS: The Funds may use forward foreign currency contracts to facilitate transactions in securities denominated in foreign currencies. Such contracts are entered into directly with a counterparty and are "marked-to-market " at the end of each day's trading. The Funds are also exposed to credit risk associated with counterparty nonperformance on these forward foreign currency exchange contracts which is typically limited to the unrealized gain on each open contract.

FUTURES CONTRACTS: The Funds may use futures contracts to manage exposure to the equity markets or for cash management purposes to remain highly invested in the equity markets while minimizing transaction costs. Buying futures contracts tends to increase exposure to the underlying instrument/index, while selling futures contracts tends to decrease exposure to the underlying instrument/index or hedge other investments. Initial margin deposits are made upon entering into a futures contract and variation margin payments are made or received reflecting changes in the value of the futures contracts. Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded. Daily changes in the value of such contracts are reflected in net unrealized gains and losses. Gains or losses are realized upon the expiration or closing of the futures contracts, or if the counterparties do not perform in accordance with contractual provisions.

SECURITIES PURCHASED ON A WHEN-ISSUED OR DELAYED DELIVERY BASIS: The Funds may purchase securities on a when-issued or delayed delivery basis. In addition to the normal market risks, this exposes the Funds to the risk that the transaction may not be consummated.

RESTRICTED SECURITIES: Restricted securities held by the Funds, if any, may not be sold except in exempt transactions or in a public offering registered under the Securities Act of 1933. The risk of investing in such securities is generally greater than the risk of investing in securities which are widely held and publicly traded.

DISTRIBUTIONS TO SHAREHOLDERS: Distributions from net investment income, if any, are declared and paid annually for each of the Funds, except for the Real Estate Securities and Inflation-Linked Bond Funds where distributions are declared and paid quarterly. Distributions from realized gains, if any, are declared and paid annually for each of the Funds. Undistributed net investment income and accumulated undistributed net realized gain (loss) on total investments may include temporary book and tax differences which will reverse in a subsequent period. Any permanent book and tax basis differences relating to shareholder distributions will result in reclassifications among the respective components of net assets.

INCOME TAXES: The Funds intend to continue to qualify as regulated investment companies under Subchapter M of the Internal Revenue Code ("Code") and will not be subject to income taxes to the extent that they distribute substantially all taxable income each year and comply with various other Code requirements. At September 30, 2003, the following fund had capital losses and currency losses realized after October 31, 2002, which were deferred for tax purposes to the first day of the following year:

                             CAPITAL LOSS      POST-OCTOBER       POST-OCTOBER
                              CARRYOVER       CAPITAL LOSSES    CURRENCY LOSSES
                             ------------     --------------    ---------------
Mid-Cap Value Fund              $ --              $7,510           $   99


   2003 ANNUAL REPORT Retail Class o TIAA-CREF Institutional Mutual Funds     49

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS
--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS--(CONTINUED)

NOTE 2. MANAGEMENT AGREEMENT

Under the terms of an Investment Management Agreement, each Fund pays Advisors a monthly fee for the management of the Fund's net assets, based on the average daily net assets of each Fund. Under the terms of a Distribution Plan, the Retirement Class of the Funds indicated below, are permitted to reimburse TPIS up to the indicated annual fee based on average daily net assets of the Fund's Retirement Class for certain promotional expenses of selling the Retirement Class shares. Under the terms of a Service Agreement, each Fund Class pays Advisors a monthly fee based on the average daily net assets of each Fund Class for providing transfer agency, accounting and administration services. Advisors will receive the following annual percentages of each Fund's/Classes' average daily net assets for investment management fees, reimbursement of distribution plan expenses and service agreement fees:

                                         INVESTMENT
                                         MANAGEMENT          DISTRIBUTION
                                            FEE                  FEE                           SERVICE AGREEMENT FEE
                                         ----------          ------------         --------------------------------------------------
                                            ALL               RETIREMENT          RETIREMENT         INSTITUTIONAL            RETAIL
                                          CLASSES               CLASS             CLASS (A)             CLASS                 CLASS
                                          -------             ----------          ----------         -------------            ------
Large-Cap Value Fund                       0.08%                0.04%               0.34%                0.04%                0.33%
Mid-Cap Growth Fund                        0.08%                0.04%               0.34%                0.04%                0.33%
Mid-Cap Value Fund                         0.08%                0.04%               0.34%                0.04%                0.33%
Small-Cap Equity Fund                      0.08%                0.04%               0.34%                0.04%                0.19%
Real Estate Securities Fund                0.09%                0.04%               0.34%                0.04%                0.33%
Inflation-Linked Bond Fund                 0.09%                  --                  --                 0.03%                0.18%

(a) Prior to May 1, 2003, the service agreement fee for the Retirement Class of each Fund was 0.29%. On May 1, 2003, the rate was increased to 0.34% for all Funds with a Retirement Class.

Various other expenses (including custody fees, audit fees, regulatory fees, and trustee fees) are borne directly by the Funds/Classes. Advisors has voluntarily agreed to partially reimburse the Funds for the various other expenses. The total reimbursement to the Funds for the year ended September 30, 2003 was $367,977.

NOTE 3. INVESTMENTS

At September 30, 2003, net unrealized appreciation (depreciation) of portfolio investments, consisting of gross unrealized appreciation and gross unrealized depreciation, was as follows:

                                                                                                            NET UNREALIZED
                                                     GROSS UNREALIZED           GROSS UNREALIZED             APPRECIATION
                                                       APPRECIATION               DEPRECIATION              (DEPRECIATION)
                                                     ----------------           ----------------            --------------
Large-Cap Value Fund                                   $10,030,616                $1,076,280                 $8,954,336
Mid-Cap Growth Fund                                      5,266,091                   610,852                  4,655,239
Mid-Cap Value Fund                                       2,407,382                   332,002                  2,075,380
Small-Cap Equity Fund                                    7,779,869                 1,181,132                  6,598,737
Real Estate Securities Fund                              9,301,464                   422,049                  8,879,415
Inflation-Linked Bond Fund                               4,995,578                       106                  4,995,472

Purchases  and  sales  of  securities,   other  than  short-term   money  market
instruments, for the Funds for year ended September 30, 2003, were as follows:

                                                    NON-GOVERNMENT         GOVERNMENT        NON-GOVERNMENT         GOVERNMENT
                                                      PURCHASES            PURCHASES             SALES                SALES
                                                    --------------        ------------       --------------        ------------
Large-Cap Value Fund                                $182,537,703          $         --        $105,234,825         $         --
Mid-Cap Growth Fund                                   70,296,095                    --          37,900,101                   --
Mid-Cap Value Fund                                    51,965,932                    --          36,511,310                   --
Small-Cap Equity Fund                                176,326,187                    --         132,730,307                   --
Real Estate Securities Fund                          360,712,805                    --         236,114,966                   --
Inflation-Linked Bond Fund                                    --           505,594,952                  --          293,661,310

NOTE 4. TRUSTEE FEES

Each Fund pays the Trustees who are not also officers or affiliated persons of the Funds, certain remuneration for their services, plus travel and other expenses incurred in attending Board meetings. Trustees who are also officers or affiliated persons receive no remuneration for their services as Trustees of the Funds.


50   TIAA-CREF Institutional Mutual Funds o Retail Class  2003 Annual Report

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS
--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS--(CONTINUED)

NOTE 5. SHAREHOLDER TRANSACTIONS

                                                                         LARGE-CAP VALUE FUND
                                        -----------------------------------------------------------------------------------
                                                                                          FOR THE PERIOD SEPTEMBER 4, 2002
                                                FOR THE YEAR ENDED                        (COMMENCEMENT OF OPERATIONS) TO
                                                SEPTEMBER 30, 2003                               SEPTEMBER 30, 2002
                                        ------------------------------------            -----------------------------------
                                           AMOUNT                  SHARES                   AMOUNT                SHARES
                                        ------------            ------------            ------------           ------------
RETIREMENT CLASS:
Seed money subscriptions
 (redemptions)                          $   (112,554)                (10,058)           $    100,000                 10,000
Subscriptions                             10,088,016                 913,533                      75                      8
Reinvestment of distributions                    580                      59                      --                     --
Redemptions                                 (638,196)                (53,027)                     --                     --
                                        ------------            ------------            ------------           ------------
Net increase                            $  9,337,846                 850,507            $    100,075                 10,008
                                        ============            ============            ============           ============
INSTITUTIONAL CLASS:
Seed money subscriptions
 (redemptions)                          $   (112,702)                (10,036)           $    100,000                 10,000
Subscriptions                             14,917,948               1,404,132                      75                      8
Reinvestment of distributions                  3,501                     353                      --                     --
Redemptions                               (1,485,967)               (125,274)                     --                     --
                                        ------------            ------------            ------------           ------------
Net increase                            $ 13,322,780               1,269,175            $    100,075                 10,008
                                        ============            ============            ============           ============
RETAIL CLASS:
Seed money subscriptions
 (redemptions)                          $(22,535,000)             (2,011,282)           $ 19,800,000              1,980,000
Subscriptions                              5,196,695                 479,918                      50                      5
Reinvestment of distributions                118,170                  11,938                      --                     --
Exchanges                                 71,330,646               6,976,546                      --                     --
Redemptions                                 (100,777)                (30,634)                     --                     --
                                        ------------            ------------            ------------           ------------
Net increase                            $ 54,009,734               5,426,486            $ 19,800,050              1,980,005
                                        ============            ============            ============           ============

                                                                         MID-CAP GROWTH FUND
                                        -----------------------------------------------------------------------------------
                                                                                          FOR THE PERIOD SEPTEMBER 4, 2002
                                                FOR THE YEAR ENDED                        (COMMENCEMENT OF OPERATIONS) TO
                                                SEPTEMBER 30, 2003                               SEPTEMBER 30, 2002
                                        ------------------------------------            -----------------------------------
                                           AMOUNT                  SHARES                   AMOUNT                SHARES
                                        ------------            ------------            ------------           ------------
RETIREMENT CLASS:
Seed money subscriptions
 (redemptions)                          $   (124,422)                (10,002)           $    100,000                 10,000
Subscriptions                             27,144,891               2,239,622                      75                      8
Reinvestment of distributions                     17                       2                      --                     --
Redemptions                               (3,371,854)               (272,786)                     --                     --
                                        ------------            ------------            ------------           ------------
Net increase                            $ 23,648,632               1,956,836            $    100,075                 10,008
                                        ============            ============            ============           ============
INSTITUTIONAL CLASS:
Seed money subscriptions
 (redemptions)                          $   (124,702)                (10,000)           $    100,000                 10,000
Subscriptions                              2,237,098                 192,934                      75                      8
Reinvestment of distributions                      3                      --                      --                     --
Redemptions                                 (720,432)                (47,985)                     --                     --
                                        ------------            ------------            ------------           ------------
Net increase                            $  1,391,967                 134,949            $    100,075                 10,008
                                        ============            ============            ============           ============
RETAIL CLASS:
Seed money subscriptions
 (redemptions)                          $(12,313,236)               (980,147)           $  9,800,000                980,000
Subscriptions                             10,139,848                 876,040                      50                      5
Reinvestment of distributions                  1,763                     176                      --                     --
Exchanges                                 11,342,187                 960,214                      --                     --
Redemptions                               (1,367,539)               (140,484)                     --                     --
                                        ------------            ------------            ------------           ------------
Net increase                            $  7,803,023                 715,799            $  9,800,050                980,005
                                        ============            ============            ============           ============

   2003 ANNUAL REPORT Retail Class o TIAA-CREF Institutional Mutual Funds     51

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS
--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS--(CONTINUED)

NOTE 5. SHAREHOLDER TRANSACTIONS (CONTINUED)

                                                                         MID-CAP VALUE FUND
                                        -----------------------------------------------------------------------------------
                                                                                          FOR THE PERIOD SEPTEMBER 4, 2002
                                                FOR THE YEAR ENDED                        (COMMENCEMENT OF OPERATIONS) TO
                                                SEPTEMBER 30, 2003                               SEPTEMBER 30, 2002
                                        ------------------------------------            -----------------------------------
                                           AMOUNT                  SHARES                  AMOUNT                 SHARES
                                        ------------            ------------            ------------           ------------
RETIREMENT CLASS:
Seed money subscriptions
 (redemptions)                          $   (113,602)                (10,062)           $    100,000                 10,000
Subscriptions                             15,117,447               1,341,584                      75                      8
Reinvestment of distributions                    608                      62                      --                     --
Redemptions                                 (454,988)                (30,912)                     --                     --
                                        ------------            ------------            ------------           ------------
Net increase                            $ 14,549,465               1,300,672            $    100,075                 10,008
                                        ============            ============            ============           ============
INSTITUTIONAL CLASS:
Seed money subscriptions
 (redemptions)                          $   (113,844)                (10,039)           $    100,000                 10,000
Subscriptions                              4,360,446                 404,250                      75                      8
Reinvestment of distributions                    527                      54                      --                     --
Redemptions                                 (923,323)                (70,857)                     --                     --
                                        ------------            ------------            ------------           ------------
Net increase                            $  3,323,806                 323,408            $    100,075                 10,008
                                        ============            ============            ============           ============
RETAIL CLASS:
Seed money subscriptions
 (redemptions)                          $(11,311,423)               (985,423)           $  9,800,000                980,000
Subscriptions                              6,764,962                 645,657                      50                      5
Reinvestment of distributions                 66,254                   6,804                      --                     --
Exchanges                                  4,390,626                 405,620                      --                     --
Redemptions                               (2,305,675)               (260,851)                     --                     --
                                        ------------            ------------            ------------           ------------
Net increase (decrease)                 $ (2,395,256)               (188,193)           $  9,800,050                980,005
                                        ============            ============            ============           ============

                                                                         SMALL-CAP EQUITY FUND
                                        -----------------------------------------------------------------------------------
                                                                                          FOR THE PERIOD SEPTEMBER 4, 2002
                                                FOR THE YEAR ENDED                        (COMMENCEMENT OF OPERATIONS) TO
                                                SEPTEMBER 30, 2003                               SEPTEMBER 30, 2002
                                        ------------------------------------            -----------------------------------
                                           AMOUNT                  SHARES                   AMOUNT                SHARES
                                        ------------            ------------            ------------           ------------
RETIREMENT CLASS:
Seed money subscriptions
 (redemptions)                          $   (119,245)                (10,037)           $    100,000                 10,000
Subscriptions                             30,933,306               2,572,711                      75                      8
Reinvestment of distributions                    370                      37                      --                     --
Redemptions                               (3,362,631)               (272,269)                     --                     --
                                        ------------            ------------            ------------           ------------
Net increase                            $ 27,451,800               2,290,442            $    100,075                 10,008
                                        ============            ============            ============           ============
INSTITUTIONAL CLASS:
Seed money subscriptions
 (redemptions)                          $   (119,593)                (10,025)           $    100,000                 10,000
Subscriptions                             19,250,389               1,742,676                      75                      8
Reinvestment of distributions                  2,154                     218                      --                     --
Redemptions                               (3,118,371)               (268,465)                     --                     --
                                        ------------            ------------            ------------           ------------
Net increase                            $ 16,014,579               1,464,404            $    100,075                 10,008
                                        ============            ============            ============           ============
RETAIL CLASS:
Seed money subscriptions
 (redemptions)                          $(24,933,917)             (1,987,900)           $ 19,800,000              1,980,000
Subscriptions                              8,430,302                 746,781                      50                      5
Reinvestment of distributions                 89,191                   9,060                      --                     --
Exchanges                                 18,414,161               1,665,247                      --                     --
Redemptions                               (1,687,974)               (186,551)                     --                     --
                                        ------------            ------------            ------------           ------------
Net increase                            $    311,763                 246,637            $ 19,800,050              1,980,005
                                        ============            ============            ============           ============


52   TIAA-CREF Institutional Mutual Funds o Retail Class  2003 Annual Report

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS
--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS--(CONTINUED)

NOTE 5. SHAREHOLDER TRANSACTIONS (CONTINUED)

                                                                     REAL ESTATE SECURITIES FUND
                                        -----------------------------------------------------------------------------------
                                                                                          FOR THE PERIOD SEPTEMBER 4, 2002
                                                FOR THE YEAR ENDED                        (COMMENCEMENT OF OPERATIONS) TO
                                                SEPTEMBER 30, 2003                               SEPTEMBER 30, 2002
                                        ------------------------------------            -----------------------------------
                                           AMOUNT                  SHARES                   AMOUNT                 SHARES
                                        ------------            ------------            ------------           ------------
RETIREMENT CLASS:
Seed money subscriptions
  (redemptions)                         $         --                      --            $    100,000                 10,000
Subscriptions                             14,519,010               1,264,727                      75                      8
Reinvestment of distributions                124,776                  10,422                      --                     --
Redemptions                               (1,618,789)               (139,655)                     --                     --
                                        ------------            ------------            ------------           ------------
Net increase                            $ 13,024,997               1,135,494            $    100,075                 10,008
                                        ============            ============            ============           ============
INSTITUTIONAL CLASS:
Seed money subscriptions
 (redemptions)                          $         --                      --            $    100,000                 10,000
Subscriptions                             69,213,255               6,480,028                      75                      8
Reinvestment of distributions              1,480,117                 128,275                      --                     --
Exchanges                                 16,645,695               1,717,772                      --                     --
Redemptions                               (3,039,819)               (271,097)                     --                     --
                                        ------------            ------------            ------------           ------------
Net increase                            $ 84,299,248               8,054,978            $    100,075                 10,008
                                        ============            ============            ============           ============
RETAIL CLASS:
Seed money subscriptions
 (redemptions)                          $ (5,000,000)               (428,816)           $ 19,800,000              1,980,000
Subscriptions                             18,825,800               1,697,560                      50                      5
Reinvestment of distributions              1,366,555                 124,851                      --                     --
Exchanges                                 11,336,676               1,047,509                      --                     --
Redemptions                               (1,199,919)               (115,856)                     --                     --
                                        ------------            ------------            ------------           ------------
Net increase                            $ 25,329,112               2,325,248            $ 19,800,050              1,980,005
                                        ============            ============            ============           ============

                                                                     INFLATION-LINKED BOND FUND
                                        -----------------------------------------------------------------------------------
                                                                                          FOR THE PERIOD SEPTEMBER 4, 2002
                                                 FOR THE YEAR ENDED                        (COMMENCEMENT OF OPERATIONS) TO
                                                 SEPTEMBER 30, 2003                               SEPTEMBER 30, 2002
                                        ------------------------------------            -----------------------------------
                                           AMOUNT                  SHARES                  AMOUNT                  SHARES
                                        ------------            ------------            ------------           ------------
INSTITUTIONAL CLASS:
Seed money subscriptions
 (redemptions)                          $         --                      --            $    100,000                 10,000
Subscriptions                            116,527,629              11,253,433                      75                      7
Reinvestment of distributions              3,682,819                 350,556                      --                     --
Exchanges                                103,137,000              10,095,259                      --                     --
Redemptions                               (4,979,603)               (477,474)                     --                     --
                                        ------------            ------------            ------------           ------------
Net increase                            $218,367,845              21,221,774            $    100,075                 10,007
                                        ============            ============            ============           ============
RETAIL CLASS:
Seed money subscriptions
 (redemptions)                          $(23,663,489)             (2,248,481)           $ 21,900,000              2,190,000
Subscriptions                             14,709,757               1,432,062                     100                     10
Reinvestment of distributions              1,104,168                 107,419                      --                     --
Exchanges                                  6,383,135                 626,487                      --                     --
Redemptions                               (1,680,573)               (164,098)                     --                     --
                                        ------------            ------------            ------------           ------------
Net increase (decrease)                 $ (3,147,002)               (246,611)           $ 21,900,100              2,190,010
                                        ============            ============            ============           ============


   2003 ANNUAL REPORT Retail Class o TIAA-CREF Institutional Mutual Funds     53

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS
--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS--(CONCLUDED)

NOTE 6. DISTRIBUTIONS TO SHAREHOLDERS

The tax character of distributions paid to shareholders during the periods ended September 30, 2003 and 2002 were as follows:

                                                           2003                                               2002
                                     -------------------------------------------         ------------------------------------------
                                     ORDINARY           LONG-TERM                        ORDINARY           LONG-TERM
                                      INCOME          CAPITAL GAIN       TOTAL            INCOME          CAPITAL GAIN       TOTAL
                                     ---------        ------------    ----------         --------         ------------      -------
Large-Cap Value Fund                 $ 128,605           $   --       $  128,605          $    --              $--          $    --
Mid-Cap Growth Fund                      1,799               --            1,799               --               --               --
Mid-Cap Value Fund                      70,156               --           70,156               --               --               --
Small-Cap Equity Fund                   94,642               --           94,642               --               --               --
Real Estate Securities Fund          3,479,173           10,196        3,489,369           42,940               --           42,940
Inflation-Linked Bond Fund           5,206,994               --        5,206,994           35,437               --           35,437

As of September 30, 2003, the components of accumulated earnings on a tax basis were as follows:

                                                      UNDISTRIBUTED             UNDISTRIBUTED               UNREALIZED
                                                        ORDINARY                  LONG-TERM                APPRECIATION
                                                         INCOME                 CAPITAL GAIN              (DEPRECIATION)
                                                      -------------             -------------             --------------
Large-Cap Value Fund                                   $ 5,241,465                  $ 53,437                 $8,148,393
Mid-Cap Growth Fund                                      2,127,404                   247,925                  4,191,191
Mid-Cap Value Fund                                       1,881,255                       485                  1,801,351
Small-Cap Equity Fund                                    6,506,997                   319,818                  5,271,399
Real Estate Securities Fund                             14,659,630                    15,045                  8,863,855
Inflation-Linked Bond Fund                               1,451,481                   307,433                  4,350,497

The difference between book basis and tax basis unrealized appreciation and depreciation is attributable primarily to the tax deferral of losses on wash sales.

NOTE 7. LINE OF CREDIT

Each of the Funds, except the Real Estate Securities Fund, participate in a $2.25 billion unsecured revolving credit facility to be used for temporary purposes including the funding of shareholder redemptions. Certain affiliated accounts and mutual funds, each of which is managed by Advisors, or an affiliate of Advisors, also participate in this facility. An annual commitment fee for the credit facility is borne by the participating accounts and mutual funds. Interest associated with any borrowing under the facility is charged to the borrowing accounts and mutual funds at rates which are based on the Federal Funds Rate in effect during the time of the borrowing. For the year ended September 30, 2003, there were no borrowings under this credit facility by the Funds.


54   TIAA-CREF Institutional Mutual Funds o Retail Class  2003 Annual Report

                         REPORT OF INDEPENDENT AUDITORS

To the Shareholders and Board of Trustees of TIAA-CREF Institutional Mutual Funds:

We have audited the accompanying statements of assets and liabilities, including the statements of investments, of the Large-Cap Value, Mid-Cap Growth, Mid-Cap Value, Small-Cap Equity, Real Estate Securities and Inflation-Linked Bond Funds (six of the funds comprising TIAA-CREF Institutional Mutual Funds), as of September 30, 2003, and the related statements of operations and cash flows for the year then ended, the statements of changes in net assets for each of the two years in the period then ended and financial highlights for each of the periods indicated therein. These financial statements and financial highlights are the responsibility of the Funds' management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights. Our procedures included confirmation of securities owned as of September 30, 2003 by correspondence with the custodians and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of each of the respective Funds referred to above at September 30, 2003, the results of their operations and cash flows for the year then ended, the changes in their net assets for each of the two years in the period then ended and the financial highlights for each of the indicated periods, in conformity with accounting principles generally accepted in the United States.


                                                       /s/ Ernst & Young LLP

New York, New York
November 13, 2003


   2003 ANNUAL REPORT Retail Class o TIAA-CREF Institutional Mutual Funds     55

TRUSTEES AND OFFICERS--DISINTERESTED TRUSTEES

------------------------------------------------------------------------------------------------------------------------------------
NAME, ADDRESS AND AGE             POSITION(S) HELD          TERM OF OFFICE AND             PRINCIPAL OCCUPATION(S)
                                  WITH THE FUNDS            LENGTH OF TIME SERVED          DURING PAST 5 YEARS



------------------------------------------------------------------------------------------------------------------------------------
WILLARD T. CARLETON               Trustee                   Indefinite term.               Donald R. Diamond Professor of Finance
Department of Finance                                       TCIMF Trustee since 2000.      Emeritus, University of Arizona, College
and Real Estate                                                                            of Business and Public Administration.
College of Business and                                                                    Formerly, Donald R. Diamond Professor of
Public Administration                                                                      Finance, University of Arizona, 1999 -
University of Arizona                                                                      2001, and Karl L. Eller Professor of
ALL CORRESPONDENCE TO:                                                                     Finance, University of Arizona, 1984 -
4915 Camino Antonio                                                                        1999. Trustee of TIAA, 1984 - 2003.
Tucson, AZ 85718-6005
Age: 69
------------------------------------------------------------------------------------------------------------------------------------
MARTIN J. GRUBER                  Trustee                   Indefinite term.               Nomura Professor of Finance, New York
New York University                                         TCIMF Trustee since 2000.      University, Stern School of Business.
Stern School of Business                                                                   Formerly, Chairman, Department of
Henry Kaufman Management                                                                   Finance, New York University, Stern
Education Center                                                                           School of Business, and Trustee of TIAA,
44 West 4th Street, Suite 988                                                              1996 - 2000.
New York, NY 10012
Age: 66
------------------------------------------------------------------------------------------------------------------------------------
NANCY L. JACOB                    Trustee                   Indefinite term.               President and Managing Principal,
Windermere Investment Associates                            TCIMF Trustee since 1999       Windermere Investment Associates.
121 S.W. Morrison Street                                                                   Formerly, Chairman and Chief Executive
Suite 925                                                                                  Officer, CTC Consulting, Inc., and
Portland, OR 97204                                                                         Executive Vice President, U.S. Trust of
Age: 60                                                                                    the Pacific Northwest.
------------------------------------------------------------------------------------------------------------------------------------
BEVIS LONGSTRETH                  Trustee                   Indefinite term.               Retired Partner, Debevoise & Plimpton.
Debevoise & Plimpton                                        TCIMF Trustee since 1999       Formerly, Partner and Of Counsel,
919 Third Avenue                                                                           Debevoise & Plimpton, Adjunct Professor
New York, NY 10022-6225                                                                    at Columbia University School of Law and
Age: 69                                                                                    Commissioner of the U.S. Securities and
                                                                                           Exchange Commission.
------------------------------------------------------------------------------------------------------------------------------------
STEPHEN A. ROSS                   Trustee                   Indefinite term.               Franco Modigliani Professor of Finance
Sloan School of Management                                  TCIMF Trustee since 1999       and Economics, Sloan School of
Massachusetts Institute                                                                    Management, Massachusetts Institute of
of Technology                                                                              Technology, Co-Chairman, Roll & Ross
77 Massachusetts Avenue                                                                    Asset Management Corp. Formerly,
Cambridge, MA 02139                                                                        Sterling Professor of Economics and
Age: 59                                                                                    Finance, Yale School of Management, Yale
                                                                                           University.
------------------------------------------------------------------------------------------------------------------------------------
MACEO K. SLOAN                    Trustee                   Indefinite term.               Chairman, President and Chief Executive
NCM Capital Management                                      TCIMF Trustee since 1999.      Officer, Sloan Financial Group, Inc.,
Group, Inc.                                                                                and Chairman and Chief Executive
103 West Main Street, Suite 400                                                            Officer, NCM Capital Management Group,
Durham, NC 27701-3638                                                                      Inc., since 1991.
Age: 54
------------------------------------------------------------------------------------------------------------------------------------
ROBERT W. VISHNY                  Trustee                   Indefinite term.               Eric J. Gleacher Distinguished Service
University of Chicago                                       TCIMF Trustee since 1999       Professor of Finance, University of
Graduate School of Business                                                                Chicago, Graduate School of Business.
1101 East 58th Street                                                                      Founding Partner, LSV Asset Management.
Chicago, IL 60637
Age: 44

---------------------------------------------------------------------------------
NAME, ADDRESS AND AGE             NUMBER OF       OTHER DIRECTORSHIPS
                                  PORTFOLIOS IN   HELD BY TRUSTEES
                                  FUND COMPLEX
                                  OVERSEEN BY
                                  TRUSTEE
---------------------------------------------------------------------------------
WILLARD T. CARLETON                     53        None
Department of Finance
and Real Estate
College of Business and
Public Administration
University of Arizona
ALL CORRESPONDENCE TO:
4915 Camino Antonio
Tucson, AZ 85718-6005
Age: 69
---------------------------------------------------------------------------------
MARTIN J. GRUBER                        53        Director, The Scudder
New York University                               Investments New York
Stern School of Business                          Board, Japan Equity Fund,
Henry Kaufman Management                          Inc., Singapore Equity Fund,
Education Center                                  Inc. and the Thai Equity
44 West 4th Street, Suite 988                     Fund, Inc.
New York, NY 10012
Age: 66
---------------------------------------------------------------------------------
NANCY L. JACOB                          53        None
Windermere Investment Associates
121 S.W. Morrison Street
Suite 925
Portland, OR 97204
Age: 60
---------------------------------------------------------------------------------
BEVIS LONGSTRETH                        53        Member of the Board of
Debevoise & Plimpton                              Directors of AMVESCAP, PLC
919 Third Avenue                                  and Chairman of the
New York, NY 10022-6225                           Finance Committee of the
Age: 69                                           Rockefeller Family Fund

---------------------------------------------------------------------------------
STEPHEN A. ROSS                         53        Director, Freddie Mac;
Sloan School of Management                        Co-Chairman, Roll & Ross
Massachusetts Institute                           Asset Management Corp.;
of Technology                                     and Principal, IV Capital, Ltd.
77 Massachusetts Avenue
Cambridge, MA 02139
Age: 59

---------------------------------------------------------------------------------
MACEO K. SLOAN                          53        Director, SCANA Corporation
NCM Capital Management                            and M&F Bancorp, Inc.
Group, Inc.
103 West Main Street, Suite 400
Durham, NC 27701-3638
Age: 54
---------------------------------------------------------------------------------
ROBERT W. VISHNY                        53        None
University of Chicago
Graduate School of Business
1101 East 58th Street
Chicago, IL 60637
Age: 44

INTERESTED TRUSTEES AND OFFICERS

------------------------------------------------------------------------------------------------------------------------------------
NAME, ADDRESS AND AGE             POSITION(S) HELD          TERM OF OFFICE AND             PRINCIPAL OCCUPATION(S)
                                  WITH THE FUNDS            LENGTH OF TIME SERVED          DURING PAST 5 YEARS



------------------------------------------------------------------------------------------------------------------------------------
MARTIN L. LEIBOWITZ*(1)           Trustee, Chairman and     Indefinite term as Trustee.    Chairman and Chief Investment Officer of
TIAA-CREF                         Chief Investment Officer  TCIMF Trustee since 1999.      CREF, TIAA-CREF Mutual Funds, TIAA-CREF
730 Third Avenue                                            Chairman and Chief             Institutional Mutual Funds, TIAA-CREF
New York, NY 10017-3206                                     Investment Officer since       Life Funds and TIAA Separate Account
Age: 67                                                     2002.                          VA-1 (these funds are collectively
                                                            Indefinite term as officer.    referred to as the "TIAA-CREF Funds").
                                                                                           Vice Chairman and Chief Investment
                                                                                           Officer of TIAA. Member of Board of
                                                                                           Managers and President of TIAA-CREF
                                                                                           Investment Management, LLC ("Investment
                                                                                           Management"). Director and President of
                                                                                           Teachers Advisors, Inc. ("Advisors").
                                                                                           Director of TIAA-CREF Life Insurance
                                                                                           Company ("TIAA-CREF Life").
------------------------------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------
NAME, ADDRESS AND AGE             NUMBER OF       OTHER DIRECTORSHIPS
                                  PORTFOLIOS IN   HELD BY TRUSTEES
                                  FUND COMPLEX
                                  OVERSEEN BY
                                  TRUSTEE
---------------------------------------------------------------------------------
MARTIN L. LEIBOWITZ*(1)                 53        Director, Freddie Mac
TIAA-CREF
730 Third Avenue
New York, NY 10017-3206
Age: 67
---------------------------------------------------------------------------------











56   TIAA-CREF Institutional Mutual Funds o Retail Class  2003 Annual Report

------------------------------------------------------------------------------------------------------------------------------------
NAME, ADDRESS AND AGE             POSITION(S) HELD          TERM OF OFFICE AND             PRINCIPAL OCCUPATION(S)
                                  WITH THE FUNDS            LENGTH OF TIME SERVED          DURING PAST 5 YEARS



------------------------------------------------------------------------------------------------------------------------------------
HERBERT M. ALLISON, JR.(1)        President and             Indefinite term.               Chairman, President and Chief Executive
TIAA-CREF                         Chief Executive Officer   President and Chief Executive  Officer of TIAA. President and Chief
730 Third Avenue                                            Officer for TCIMF since 2002.  Executive Officer of the TIAA-CREF
New York, NY 10017-3206                                                                    Funds. Formerly, President and Chief
Age: 60                                                                                    Executive Officer of Alliance for
                                                                                           LifeLong Learning, Inc., 2000 - 2002.
                                                                                           President, Chief Operating Officer and
                                                                                           Member of the Board of Directors of
                                                                                           Merrill Lynch & Co., Inc., 1997 - 1999.
------------------------------------------------------------------------------------------------------------------------------------
RICHARD J. ADAMSKI(1)             Vice President            Indefinite term.               Vice President and Treasurer of TIAA and
TIAA-CREF                         and Treasurer             Vice President and Treasurer   the TIAA-CREF Funds. Vice President and
730 Third Avenue                                            for TCIMF since 1999.          Treasurer of TIAA-CREF Investment
New York, NY 10017-3206                                                                    Management, LLC ("Investment
Age: 62                                                                                    Management"), TIAA-CREF Individual and
                                                                                           Institutional Services, Inc.
                                                                                           ("Services"), Teachers Personal
                                                                                           Investors Services, Inc. ("TPIS"),
                                                                                           Teachers Advisors, Inc. ("Advisors"),
                                                                                           TIAA-CREF Life Insurance Company
                                                                                           ("TIAA-CREF Life"), and TIAA-CREF
                                                                                           Tuition Financing, Inc. ("Tuition
                                                                                           Financing").
------------------------------------------------------------------------------------------------------------------------------------
SCOTT C. EVANS(1)                 Executive Vice President  Indefinite term.               Executive Vice President of TIAA and the
TIAA-CREF                                                   Executive Vice President for   TIAA-CREF Funds. Executive Vice
730 Third Avenue                                            TCIMF since 1999.              President of Investment Management and
New York, NY 10017-3206                                                                    Advisors and Director of TIAA-CREF Life.
Age: 44
------------------------------------------------------------------------------------------------------------------------------------
I. STEVEN GOLDSTEIN(1)            Executive Vice President  Indefinite term.               Executive Vice President, Public
TIAA-CREF                                                   Executive Vice President for   Affairs, of TIAA and the TIAA-CREF
730 Third Avenue                                            TCIMF since 2003.              Funds. Formerly, advisor for McKinsey &
New York, NY 10017-3206                                                                    Company, 2003; Vice President and Chief
Age: 51                                                                                    Communications Offcer for Dow Jones &
                                                                                           Co. and The Wall Street Journal, 2001 -
                                                                                           2003; and Senior Vice President and
                                                                                           Chief Communications Officer for
                                                                                           Insurance Information Institute, 1993 -
                                                                                           2001.
------------------------------------------------------------------------------------------------------------------------------------
E. LAVERNE JONES(1)               Vice President and        Indefinite term.               Vice President and Corporate Secretary
TIAA-CREF                         Corporate Secretary       Vice President and Corporate   of TIAA and the TIAA-CREF Funds.
730 Third Avenue                                            Secretary for TCIMF since
New York, NY 10017-3206                                     1999.
Age: 54
------------------------------------------------------------------------------------------------------------------------------------
SUSAN S. KOZIK(1)                 Executive Vice President  Indefinite term.               Executive Vice President and Chief
TIAA-CREF                                                   Executive Vice President for   Technology Officer of TIAA and the
730 Third Avenue                                            TCIMF since 2003.              TIAA-CREF Funds. Formerly, Vice
New York, NY 10017-3206                                                                    President of IT Operations and Services,
Age: 46                                                                                    Lucent Technologies, 2000 - 2003; and
                                                                                           Senior Vice President and Chief
                                                                                           Technology Officer, Penn Mutual Life
                                                                                           Insurance Company, 1997 - 2000.
------------------------------------------------------------------------------------------------------------------------------------
GEORGE W. MADISON(1)              Executive Vice President  Indefinite term.               Executive Vice President and General
TIAA-CREF                                                   Executive Vice President for   Counsel of TIAA and the TIAA-CREF Funds.
730 Third Avenue                                            TCIMF since 2003.              Formerly, Executive Vice President,
New York, NY 10017-3206                                                                    Corporate Secretary, and General Counsel
Age: 49                                                                                    of Comerica Incorporated.
------------------------------------------------------------------------------------------------------------------------------------
ERWIN W. MARTENS(1)               Executive Vice President  Indefinite term.               Executive Vice President, Risk
TIAA-CREF                                                   Executive Vice President for   Management, of TIAA and the TIAA-CREF
730 Third Avenue                                            TCIMF since 2003.              Funds. Formerly, Managing Director and
New York, NY 10017-3206                                                                    Chief Risk Officer, Putnam Investments,
Age: 47                                                                                    1999-2003; and Head and Deputy Head of
                                                                                           Global Market Risk Management, 1997 -
                                                                                           1999.
------------------------------------------------------------------------------------------------------------------------------------
ELIZABETH A. MONRAD(1)            Executive Vice President  Indefinite term.               Executive Vice President and Chief
TIAA-CREF                                                   Executive Vice President for   Financial Officer of TIAA and the
730 Third Avenue                                            TCIMF since 2003.              TIAA-CREF Funds. Formerly, Chief
New York, NY 10017-3206                                                                    Financial Officer and Senior Vice
Age: 48                                                                                    President of GeneralCologne Re
                                                                                           (2000-2003), Vice President, Corporate
                                                                                           Controller, Corporate Treasurer and
                                                                                           Chief Financial Officer of its North
                                                                                           American Reinsurance Operations
                                                                                           (1997-2000).
------------------------------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------
NAME, ADDRESS AND AGE             NUMBER OF       OTHER DIRECTORSHIPS
                                  PORTFOLIOS IN   HELD BY TRUSTEES
                                  FUND COMPLEX
                                  OVERSEEN BY
                                  TRUSTEE
---------------------------------------------------------------------------------
HERBERT M. ALLISON, JR.(1)              N/A       Member of the Board of
TIAA-CREF                                         Directors of the New York
730 Third Avenue                                  Stock Exchange
New York, NY 10017-3206
Age: 60




---------------------------------------------------------------------------------
RICHARD J. ADAMSKI(1)                   N/A       N/A
TIAA-CREF
730 Third Avenue
New York, NY 10017-3206
Age: 62








---------------------------------------------------------------------------------
SCOTT C. EVANS(1)                       N/A       N/A
TIAA-CREF
730 Third Avenue
New York, NY 10017-3206
Age: 44
---------------------------------------------------------------------------------
I. STEVEN GOLDSTEIN(1)                  N/A       N/A
TIAA-CREF
730 Third Avenue
New York, NY 10017-3206
Age: 51





---------------------------------------------------------------------------------
E. LAVERNE JONES(1)                     N/A       N/A
TIAA-CREF
730 Third Avenue
New York, NY 10017-3206
Age: 54
---------------------------------------------------------------------------------
SUSAN S. KOZIK(1)                       N/A       N/A
TIAA-CREF
730 Third Avenue
New York, NY 10017-3206
Age: 46



---------------------------------------------------------------------------------
GEORGE W. MADISON(1)                    N/A       N/A
TIAA-CREF
730 Third Avenue
New York, NY 10017-3206
Age: 49
---------------------------------------------------------------------------------
ERWIN W. MARTENS(1)                     N/A       N/A
TIAA-CREF
730 Third Avenue
New York, NY 10017-3206
Age: 47


---------------------------------------------------------------------------------
ELIZABETH A. MONRAD(1)                  N/A       N/A
TIAA-CREF
730 Third Avenue
New York, NY 10017-3206
Age: 48





---------------------------------------------------------------------------------


   2003 ANNUAL REPORT Retail Class o TIAA-CREF Institutional Mutual Funds     57

TRUSTEES AND OFFICERS--INTERESTED TRUSTEES AND OFFICERS

------------------------------------------------------------------------------------------------------------------------------------
NAME, ADDRESS AND AGE             POSITION(S) HELD          TERM OF OFFICE AND             PRINCIPAL OCCUPATION(S)
                                  WITH THE FUNDS            LENGTH OF TIME SERVED          DURING PAST 5 YEARS



------------------------------------------------------------------------------------------------------------------------------------
FRANCES NOLAN(1)                  Executive Vice President  Indefinite term.               Executive Vice President, Client
TIAA-CREF                                                   Executive Vice President for   Services, of TIAA and the TIAA-CREF
730 Third Avenue                                            TCIMF since 2000.              Funds. Formerly, Vice President,
New York, NY 10017-3206                                                                    Retirement Services, CREF and TIAA.
Age: 46
------------------------------------------------------------------------------------------------------------------------------------
DERMOT J. O'BRIEN(1)              Executive Vice President  Indefinite term.               Executive Vice President, Human
TIAA-CREF                                                   Executive Vice President for   Resources, of TIAA and the TIAA-CREF
730 Third Avenue                                            TCIMF since 2003.              Funds. Formerly, First Vice President
New York, NY 10017-3206                                                                    and head of Human Resources,
Age: 37                                                                                    International Private Client Division,
                                                                                           Merrill Lynch & Co., 1999-Feb. 2003; and
                                                                                           Vice President and Head of Human
                                                                                           Resources-Japan Morgan Stanley, 1998 -
                                                                                           1999.
------------------------------------------------------------------------------------------------------------------------------------
BERTRAM L. SCOTT(1)               Executive Vice President  Indefinite term.               Executive Vice President, Product
TIAA-CREF                                                   Executive Vice President for   Management, of TIAA and the TIAA-CREF
730 Third Avenue                                            TCIMF since 2000.              Funds. Chairman of the Board, President
New York, NY 10017-3206                                                                    and Chief Executive Officer of TIAA-CREF
Age: 52                                                                                    Life. Formerly, President and Chief
                                                                                           Executive Officer, Horizon Mercy.
------------------------------------------------------------------------------------------------------------------------------------
JOHN A. SOMERS(1)                 Executive Vice President  Indefinite term.               Executive Vice President of TIAA and the
TIAA-CREF                                                   Executive Vice President for   TIAA-CREF Funds. Executive Vice
730 Third Avenue                                            TCIMF since 1999               President of Investment Management and
New York, NY 10017-3206                                                                    Advisors and Director of TIAA-CREF Life.
Age: 59
------------------------------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------
NAME, ADDRESS AND AGE             NUMBER OF       OTHER DIRECTORSHIPS
                                  PORTFOLIOS IN   HELD BY TRUSTEES
                                  FUND COMPLEX
                                  OVERSEEN BY
                                  TRUSTEE
---------------------------------------------------------------------------------
FRANCES NOLAN(1)                        N/A          N/A
TIAA-CREF
730 Third Avenue
New York, NY 10017-3206
Age: 46
---------------------------------------------------------------------------------
DERMOT J. O'BRIEN(1)                    N/A          N/A
TIAA-CREF
730 Third Avenue
New York, NY 10017-3206
Age: 37




---------------------------------------------------------------------------------
BERTRAM L. SCOTT(1)                     N/A          N/A
TIAA-CREF
730 Third Avenue
New York, NY 10017-3206
Age: 52

---------------------------------------------------------------------------------
JOHN A. SOMERS(1)                       N/A          N/A
TIAA-CREF
730 Third Avenue
New York, NY 10017-3206
Age: 59
---------------------------------------------------------------------------------

(1) The following individuals are "interested persons" under the 1940 Act because they are officers of the Funds: Mses. Jones, Kozik, Monrad and Nolan; and Messrs. Adamski, Allison, Evans, Goldstein, Leibowitz, Madison, Martens, O'Brien, Scott and Somers.


58   TIAA-CREF Institutional Mutual Funds o Retail Class  2003 Annual Report

IMPORTANT TAX INFORMATION--(UNAUDITED)

The following TIAA-CREF Institutional Mutual Funds paid distributions which were designated as being from net long-term capital gains realized by the Funds during the year ended September 30, 2003:

                                                                          AMOUNT
                                                                         -------
Institutional Real Estate Securities Fund                                $10,196

The following TIAA-CREF Institutional Mutual Funds paid distributions during the year ended September 30, 2003 from ordinary income that in whole or in part qualify for the corporate dividends received deduction. The percentages that qualify are noted below:

Institutional Large-Cap Value Fund                                        30.00%

Institutional Mid-Cap Growth Fund                                         47.92%

Institutional Mid-Cap Value Fund                                          25.04%

Institutional Small-Cap Equity Fund                                        5.48%

By early 2004, shareholders should receive their Form 1099-DIV and a tax information letter from the Funds. For your specific situation, we recommend that you consult a professional tax advisor.


   2003 ANNUAL REPORT Retail Class o TIAA-CREF Institutional Mutual Funds     59

PRODUCTS FROM THE
TIAA-CREF GROUP OF
COMPANIES

AVAILABLE TO EVERYONE:

o     Individual Retirement Accounts (Roth and Traditional)

o After-Tax Annuities offering fixed and variable annuity options for after-tax saving

o     Mutual Funds

o     Institutional Mutual Funds

o     Individual Life Insurance

o     Long-Term Care Insurance

o     Tuition Savings Programs

o     529 College Savings Plan

o     Coverdell Education Savings Accounts

o     Investment Management

o     Trust Services

AVAILABLE THROUGH ELIGIBLE EMPLOYERS:

o Retirement Annuities offering fixed and variable annuity options through an employer's retirement plan

o Supplemental Retirement Annuities for employer- sponsored 403(b), 457(b), and 401(k) plans

o     Keoghs for eligible self-employed individuals

TIAA-CREF Individual and Institutional Services, Inc., and Teachers Personal Investors Services, Inc., distribute securities products. This booklet must be accompanied or preceded by a prospectus. Read it carefully before you invest. For additional copies or for more complete information on securities products, please call 877 518-9161. For additional copies, please call the above number. Teachers Insurance and Annuity Association (TIAA), New York, NY, and TIAA-CREF Life Insurance Co., New York, NY, issue insurance and annuities. TIAA-CREF Trust Company, FSB, provides trust services. INVESTMENT PRODUCTS ARE NOT FDIC INSURED, MAY LOSE VALUE, AND ARE NOT BANK GUARANTEED.

(C)2003 Teachers Insurance and Annuity Association-College Retirement Equities Fund (TIAA-CREF), New York, NY 10017


TIAA-CREF SERVICES

[ART OMITTED] INTERNET ACCESS

Visit our World Wide Web site:

TIAA-CREF.ORG

Account performance, personal account information and transactions, product information, form and booklet requests.

--------------------------------------------------------------------------------

[ART OMITTED] AUTOMATED TELEPHONE SERVICE

800 842-2252

24 hours a day, 7 days a week

Account performance, personal account information and transactions, and product information.

--------------------------------------------------------------------------------

[ART OMITTED] PERSONAL ASSISTANCE

800 223-1200

8 a.m. to 10 p.m. ET, Monday - Friday

For questions about TIAA-CREF Mutual Funds, Personal Annuities, Long-Term Care and Life Insurance.

800 842-2776

8 a.m. to 10 p.m. ET, Monday - Friday
9 a.m. to 6 p.m. ET, Saturday

For questions about retirement saving and planning, quarterly and annual benefits reports, income payments and options, and tax reports.

--------------------------------------------------------------------------------

[ART OMITTED] TIAA-CREF TRUST COMPANY, FSB

888 842-9001

8 a.m. to 5 p.m. CT, Monday - Friday

Asset management, trust administration, estate planning, planned giving and endowment management.

--------------------------------------------------------------------------------

[ART OMITTED] TIAA-CREF TUITION FINANCING, INC.

888 381-8283

8 a.m. to 11 p.m. ET, Monday - Friday

For information on tuition financing programs.

--------------------------------------------------------------------------------

[ART OMITTED] MUTUAL FUND INFORMATION ONLINE

TIAA-CREF

www.tiaa-cref.org/mfs/index.html

--------------------------------------------------------------------------------

[LOGO]                  730 Third Avenue
TIAA                    New York NY 10017-3206
CREF


(C)2003 Teachers Insurance and Annuity Association-College Retirement Equities Fund (TIAA-CREF), New York, NY 10017

                                                                    A30714-11/03
                                       [RECYCLED LOGO] Printed on recycled paper

ITEM 2. CODE OF ETHICS.

         The Board of Trustees of the TIAA-CREF Institutional Mutual Funds (the "Registrant") had adopted a new code of ethics for senior financial officers, including its principal executive officer, principal financial officer, principal accounting officer, or controller, and persons performing similar functions, in conformity with rules promulgated under the Sarbanes-Oxley Act of 2002. The code of ethics is filed as an exhibit to this annual report.

         During the reporting period, there were no implicit or explicit waivers granted by the Registrant from any provision of the code of ethics.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

         On August 20, 2003, the Board of Trustees of the Registrant determined that Maceo K. Sloan was qualified and would serve as the audit committee financial expert on the Registrant's audit committee. Mr. Sloan is an independent trustee - i.e., he is not an interested person of the Registrant as defined in the Investment Company Act of 1940, nor has he accepted directly or indirectly any consulting, advisory or other compensatory fee from the Registrant, other than in his capacity as Trustee.

ITEM 4.  PRINCIPAL ACCOUNTANT FEES AND SERVICES.

         Ernst & Young performs independent audits of the Registrant's financial statements. To maintain auditor independence and avoid even the appearance of conflicts of interest, the Registrant, as a policy, does not engage Ernst & Young for management advisory or consulting services.

         AUDIT FEES. Ernst & Young's fees for professional services rendered for the audit of the Registrant's annual financial statements for the fiscal years ended September 30, 2003 and September 30, 2002 were $335,903 and $428,505, respectively.

         TAX FEES. Ernst & Young fees for tax services rendered to the Registrant for the fiscal year ended September 30, 2003 is expected to be $120,958, and for the fiscal year ended September 30, 2002, was $107,407.

         ALL OTHER FEES. Ernst & Young fees for audit-related services (Sarbanes-Oxley-related activities) for the fiscal years ended September 30, 2003 and 2002, were $4,875 and $8,500, respectively. Other than as set forth above, Ernst & Young had no additional fees with respect to Registrant.

         PREAPPROVAL POLICY. In June of 2003, the Registrant's audit committee ("Audit Committee") adopted a Preapproval Policy for External Audit Firm Services (the "Policy"). The Policy describes the types of services that may be provided by the independent auditor to the Registrant without impairing the auditor's independence. Under the Policy, the Audit Committee is required to preapprove services to be performed by the Registrant's independent auditor in order to ensure that such services do not impair the auditor's independence.

         The Policy requires the Audit Committee to: (i) appoint the independent auditor to perform the financial statement audit for the Registrant and certain of its affiliates, including approving the terms of the engagement and (ii) preapprove the audit, audit-related and tax services to be provided by the independent auditor and the fees to be charged for provision of such services from year to year.

         AUDITOR FEES FOR RELATED ENTITIES. The aggregate non-audit fees billed by Ernst & Young for services rendered to the Registrant and its adviser or affiliates of the adviser performing on-going services to the Registrant, including TIAA (Service Providers) for the years ended December 31, 2002 and 2001 were $290,708 and $280,757, respectively.

         Ernst & Young's aggregate fees for professional services rendered in connection with the audit of financial statements for Teachers Insurance and Annuity Association of America ("TIAA") and the College Retirement Equities Fund ("CREF") and their affiliated entities were $3,167,680 for the year ended December 31, 2002 and $2,020,000 for the year ended December 31, 2001. Ernst & Young's aggregate fees for audit related-services provided to TIAA and CREF and their affiliated entities were $159,000 for the year ended December 31, 2002 and $211,875 for the year ended December 31, 2001. Ernst & Young's aggregate fees for tax services provided to TIAA and CREF and their affiliated entities were $212,625 for the year ended December 31, 2002 and $128,067 for the year ended
December 31, 2001. Ernst & Young's aggregate fees for all other services provided to TIAA and CREF and their affiliated entities were $22,850 for the year ended December 31, 2002 and $0 for the year ended December 31, 2001.

ITEM 9. CONTROLS AND PROCEDURES.

         (a) EVALUATION OF DISCLOSURE CONTROLS AND PROCEDURES. An evaluation was performed within 90 days from the date hereof under the supervision of the registrant's management, including the principal executive officer and principal financial officer, of the effectiveness of the design and operation of the registrant's disclosure controls and procedures. Based on that evaluation, the registrant's management, including the principal executive officer and principal financial officer, concluded that the registrant's disclosure controls and procedures were effective for this annual reporting period.

         (b) CHANGES IN INTERNAL CONTROLS. There were no changes in the registrant's internal controls over financial reporting that occurred during the registrant's last fiscal year that materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 10. EXHIBITS.

10(a)(1) Code of Ethics (EX-99.CODE ETH)

10(a)(2)(i) Section 302 certification of the principal executive officer (EX-99.CERT)

10(a)(2)(ii) Section 302 certification of the principal financial officer (EX-99.CERT)

10(b) Section 906 certification.(EX-99.906CERT)

                                   SIGNATURES

         Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

                                             TIAA-CREF INSTITUIONAL MUTUAL FUNDS


Date: November 14, 2003                      By:  /s/ BERTRAM L. SCOTT
                                                  --------------------
                                                  Bertram L. Scott
                                                  Executive Vice President

         Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


Date: November 14, 2003                      By:  /s/ BERTRAM L. SCOTT
                                                  --------------------
                                                  Bertram L. Scott
                                                  Executive Vice President
                                                  (principal executive officer)


Date: November 14, 2003                      By: /s/ ELIZABETH A. MONRAD
                                                  ------------------------------
                                                  Elizabeth A. Monrad
                                                  Executive Vice President
                                                  (principal executive officer)

                                  EXHIBIT LIST
ITEM 10. EXHIBITS.

10(a)(1) Code of Ethics (EX-99.CODE ETH)

10(a)(2)(i) Section 302 certification of the principal executive officer (EX-99.CERT)

10(a)(2)(ii) Section 302 certification of the principal financial officer (EX-99.CERT)

10(b) Section 906 certification.(EX-99.906CERT)